UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07238

SUNAMERICA SERIES TRUST

(Exact name of registrant as specified in charter)

21650 Oxnard Street, Woodland Hills, CA 91367

(Address of principal executive offices) (Zip code)

John T. Genoy

Senior Vice President

SunAmerica Asset Management, LLC

Harborside 5, 185 Hudson Street, Suite 3300

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: January 31

        Date of reporting period: July 31, 2020

Item 1.    Reports to Stockholders

This filing is on behalf of fifty-five of the sixty Investment Company Series of SunAmerica Series Trust.

SUNAMERICA SERIES TRUST

SEMI-ANNUAL REPORT

JULY 31, 2020

Dear SunAmerica Series Trust Investor:

We are pleased to present our semi annual report for the SunAmerica Series Trust, the underlying investment portfolios for the series of variable products issued by our affiliated life insurance companies.

The following report contains the investment portfolio information and the financial statements of the SunAmerica Series Trust portfolios for the reporting period ended July 31, 2020. The report may also contain information on portfolios not currently available in your variable product.

We believe this information will give you some insight into the performance of your underlying investments. If you have any questions, please contact your investment representative, or you may contact us directly at 1-800-445-7862.

Thank you for the confidence you place in us with your financial future, and we look forward to reporting to you again in six months.

Sincerely,

John T. Genoy

President

SunAmerica Series Trust

Note: All performance figures quoted are for the SunAmerica Series Trust. They do not reflect fees and charges associated with the variable annuity. Past performance is no guarantee of future results. Annuities are long-term investment vehicles designed for retirement purposes. Early withdrawal may be subject to withdrawal charges and if taken prior to age 59 1⁄2, a 10% federal tax penalty may apply. An investment in a variable annuity involves investment risk, including possible loss of principal. The contract, when redeemed, may be worth more or less than the total amount invested.

See reverse side for additional information.

1

Investments in stocks and bonds are subject to risks, including stock market and interest rate fluctuations. Investments in growth stocks as well as small and mid-cap company stocks may be subject to volatile price swings and therefore present a greater potential for loss than other investments. Investments in non-U.S. stocks and bonds are subject to additional risks such as fluctuations in foreign currencies, political and economic instability, differences in securities regulation and accounting standards, foreign tax laws, and limited availability of public information. Income seeking investment strategies may not be realized due to changes in dividend policies or the availability of capital resources.

Investments that concentrate on one economic sector or geographic region are generally subject to greater volatility than more diverse investments. Investments in real estate investment trusts (REITs) involve risks such as refinancing, economic conditions in the real estate industry, changes in property values, dependency on real estate management, and other risks associated with a concentration in one sector or geographic region. Investments in securities related to gold and other precious metals and minerals are speculative and impacted by a host of worldwide economic, financial and political factors.

Investments in debt securities are subject to credit risk (i.e., the risk that an issuer might not pay interest when due or repay principal at maturity of the obligation). Investments in lower-rated bonds and “junk bonds” are considered speculative due to the heightened risk of default and are subject to unpredictable losses as a result of changes in the issuer’s creditworthiness.

Investments in derivatives are subject to heightened risk; gains or losses from non-hedging positions may be substantially greater than the cost of the position. Active trading may result in high portfolio turnover and correspondingly greater transaction costs for the portfolio and underlying portfolios.

There can be no assurance that the Portfolios will meet their investment objectives. A full description of the investment goals, principal strategies, and risks for each Portfolio are provided in the prospectus.

Investments are not guaranteed or endorsed by any bank, are not a deposit or obligation of any bank, and are not federally insured by Federal Deposit Corporation (FDIC), the Federal Reserve Board or any other federal government agency.

* Not FDIC or NCUA/NCUSIF Insured

* May Lose Value * No Bank of Credit Union Guarantee

* Not a Deposit * Not insured by any Federal Government Agency

2

SUNAMERICA SERIES TRUST

EXPENSE EXAMPLE July 31, 2020

(unaudited)

Disclosure of Portfolio Expenses in Shareholder Reports

As a shareholder of a separate series (a “Portfolio”) in SunAmerica Series Trust (the “Trust”), you incur ongoing costs, including management fees, or service (12b-1) fees, and other expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at February 1, 2020 and held until July 31, 2020. Shares of the Trust are not offered directly to the public. Instead, shares are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies (“Variable Contracts”) offered by life insurance companies affiliated with SunAmerica Asset Management, LLC, the Trust’s investment adviser and manager. The fees and expenses associated with the Variable Contracts are not included in these Examples, and had such fees and expenses been included your costs would have been higher. Please see your variable contract prospectus for more details on the fees associated with the variable contract.

Actual Expenses

The “Actual” section of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Expenses Paid During The Six Months Ending July 31, 2020” to estimate the expenses you paid on your account during this period. The “Expenses Paid During The Six Months Ending July 31, 2020” column and the “Annualized Expense Ratio” column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the “Expenses Paid During The Six Months Ending July 31, 2020” column would have been higher and the “Ending Account Value” column would have been lower.

Hypothetical Example for Comparison Purposes

The “Hypothetical” section of the table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an annual rate of return of 5% before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The “Expenses Paid During The Six Months Ending July 31, 2020” column and the “Annualized Expense Ratio” column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the “Expenses Paid During The Six Months Ending July 31, 2020” would have been higher and the “Ending Account Value” would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts. Please refer to your variable contract prospectus for more information. Therefore, the “Hypothetical” example is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses were included, your costs would have been higher.

3

SUNAMERICA SERIES TRUST

EXPENSE EXAMPLE (continued) July 31, 2020

(unaudited)

	Actual			Hypothetical
Portfolio	Beginning Account Value at February 1, 2020	Ending Account Value Using Actual Return at July 31, 2020	Expenses Paid During the Period Ended July 31, 2020*	Beginning Account Value at February 1, 2020	Ending Account Value Using a Hypothetical 5% Annual Return at July 31, 2020	Expenses Paid During the Period Ended July 31, 2020*	Annualized Expense Ratio*
SA AB Growth
Class 1	$1,000.00	$1,180.08	$3.47	$1,000.00	$1,021.68	$3.22	0.64%
Class 2	$1,000.00	$1,179.36	$4.28	$1,000.00	$1,020.93	$3.97	0.79%
Class 3	$1,000.00	$1,178.67	$4.82	$1,000.00	$1,020.44	$4.47	0.89%
SA Small & Mid Cap Value
Class 1	$1,000.00	$839.01	$4.53	$1,000.00	$1,019.94	$4.97	0.99%
Class 2	$1,000.00	$838.18	$5.21	$1,000.00	$1,019.19	$5.72	1.14%
Class 3	$1,000.00	$837.99	$5.67	$1,000.00	$1,018.70	$6.22	1.24%
SA BlackRock VCP Global Multi Asset#
Class 1	$1,000.00	$969.56	$4.46	$1,000.00	$1,020.34	$4.57	0.91%
Class 3	$1,000.00	$968.69	$5.68	$1,000.00	$1,019.10	$5.82	1.16%
SA Columbia Technology#
Class 1	$1,000.00	$1,120.41	$5.48	$1,000.00	$1,019.69	$5.22	1.04%
Class 2	$1,000.00	$1,121.21	$6.22	$1,000.00	$1,019.00	$5.92	1.18%
Class 3	$1,000.00	$1,120.11	$6.75	$1,000.00	$1,018.50	$6.42	1.28%
SA DFA Ultra Short Bond
Class 1	$1,000.00	$1,002.82	$2.54	$1,000.00	$1,022.33	$2.56	0.51%
Class 2	$1,000.00	$1,001.90	$3.29	$1,000.00	$1,021.58	$3.32	0.66%
Class 3	$1,000.00	$1,001.92	$3.78	$1,000.00	$1,021.08	$3.82	0.76%
SA Dogs of Wall Street
Class 1	$1,000.00	$950.65	$3.15	$1,000.00	$1,021.63	$3.27	0.65%
Class 2	$1,000.00	$949.82	$3.88	$1,000.00	$1,020.89	$4.02	0.80%
Class 3	$1,000.00	$949.34	$4.36	$1,000.00	$1,020.39	$4.52	0.90%
SA Emerging Markets Equity Index#
Class 1	$1,000.00	$1,030.88	$2.93	$1,000.00	$1,021.98	$2.92	0.58%
Class 3	$1,000.00	$1,029.56	$4.19	$1,000.00	$1,020.74	$4.17	0.83%
SA Federated Hermes Corporate Bond@
Class 1	$1,000.00	$1,044.23	$2.85	$1,000.00	$1,022.08	$2.82	0.56%
Class 2	$1,000.00	$1,043.54	$3.61	$1,000.00	$1,021.33	$3.57	0.71%
Class 3	$1,000.00	$1,043.10	$4.11	$1,000.00	$1,020.84	$4.07	0.81%
SA Fidelity Institutional AM® International Growth#
Class 1	$1,000.00	$1,055.79	$4.50	$1,000.00	$1,020.49	$4.42	0.88%
Class 3	$1,000.00	$1,054.59	$5.77	$1,000.00	$1,019.24	$5.67	1.13%
SA Fidelity Institutional AM® Real Estate
Class 1	$1,000.00	$917.26	$4.00	$1,000.00	$1,020.69	$4.22	0.84%
Class 2	$1,000.00	$917.02	$4.72	$1,000.00	$1,019.94	$4.97	0.99%
Class 3	$1,000.00	$915.71	$5.19	$1,000.00	$1,019.44	$5.47	1.09%
SA Fixed Income Index#
Class 1	$1,000.00	$1,068.24	$1.75	$1,000.00	$1,023.17	$1.71	0.34%
Class 3	$1,000.00	$1,066.61	$3.03	$1,000.00	$1,021.93	$2.97	0.59%
SA Fixed Income Intermediate Index#
Class 1	$1,000.00	$1,045.67	$1.73	$1,000.00	$1,023.17	$1.71	0.34%
Class 3	$1,000.00	$1,042.90	$3.00	$1,000.00	$1,021.93	$2.97	0.59%
SA Franklin Small Company Value#
Class 1	$1,000.00	$881.57	$4.73	$1,000.00	$1,019.84	$5.07	1.01%
Class 3	$1,000.00	$880.25	$5.89	$1,000.00	$1,018.60	$6.32	1.26%
SA Franklin U.S. Equity Smart Beta#
Class 1	$1,000.00	$986.88	$3.16	$1,000.00	$1,021.68	$3.22	0.64%
Class 3	$1,000.00	$985.62	$4.34	$1,000.00	$1,020.49	$4.42	0.88%
SA Global Index Allocation 60/40#
Class 1	$1,000.00	$1,013.66	$0.90	$1,000.00	$1,023.97	$0.91	0.18%
Class 3	$1,000.00	$1,012.44	$2.15	$1,000.00	$1,022.73	$2.16	0.43%
SA Global Index Allocation 75/25#
Class 1	$1,000.00	$998.13	$0.89	$1,000.00	$1,023.97	$0.91	0.18%
Class 3	$1,000.00	$996.87	$2.13	$1,000.00	$1,022.73	$2.16	0.43%

4

SUNAMERICA SERIES TRUST

EXPENSE EXAMPLE (continued) July 31, 2020

(unaudited)

	Actual			Hypothetical
Portfolio	Beginning Account Value at February 1, 2020	Ending Account Value Using Actual Return at July 31, 2020	Expenses Paid During the Period Ended July 31, 2020*	Beginning Account Value at February 1, 2020	Ending Account Value Using a Hypothetical 5% Annual Return at July 31, 2020	Expenses Paid During the Period Ended July 31, 2020*	Annualized Expense Ratio*
SA Global Index Allocation 90/10#
Class 1	$1,000.00	$977.85	$0.89	$1,000.00	$1,023.97	$0.91	0.18%
Class 3	$1,000.00	$976.57	$2.11	$1,000.00	$1,022.73	$2.16	0.43%
SA Global Sachs Global Bond
Class 1	$1,000.00	$1,065.73	$3.90	$1,000.00	$1,021.08	$3.82	0.76%
Class 2	$1,000.00	$1,064.66	$4.67	$1,000.00	$1,020.34	$4.57	0.91%
Class 3	$1,000.00	$1,064.52	$5.18	$1,000.00	$1,019.84	$5.07	1.01%
SA Global Sachs Multi-Asset Insights#
Class 1	$1,000.00	$1,012.23	$4.05	$1,000.00	$1,020.84	$4.07	0.81%
Class 3	$1,000.00	$1,011.30	$5.30	$1,000.00	$1,019.59	$5.32	1.06%
SA Index Allocation 60/40#
Class 1	$1,000.00	$1,026.76	$0.91	$1,000.00	$1,023.97	$0.91	0.18%
Class 3	$1,000.00	$1,025.94	$2.17	$1,000.00	$1,022.73	$2.16	0.43%
SA Index Allocation 80/20
Class 1	$1,000.00	$1,007.31	$0.70	$1,000.00	$1,024.17	$0.70	0.14%
Class 3	$1,000.00	$1,005.69	$1.94	$1,000.00	$1,022.92	$1.96	0.39%
SA Index Allocation 90/10
Class 1	$1,000.00	$995.19	$0.60	$1,000.00	$1,024.27	$0.60	0.12%
Class 3	$1,000.00	$994.39	$1.83	$1,000.00	$1,023.02	$1.86	0.37%
SA International Index
Class 1	$1,000.00	$932.52	$2.35	$1,000.00	$1,022.43	$2.46	0.49%
Class 3	$1,000.00	$931.46	$3.55	$1,000.00	$1,021.18	$3.72	0.74%
SA Invesco Growth Opportunities
Class 1	$1,000.00	$1,108.45	$4.25	$1,000.00	$1,020.84	$4.07	0.81%
Class 2	$1,000.00	$1,108.43	$5.03	$1,000.00	$1,020.09	$4.82	0.96%
Class 3	$1,000.00	$1,107.10	$5.55	$1,000.00	$1,019.59	$5.32	1.06%
SA Invesco VCP Equity-Income#
Class 1	$1,000.00	$910.01	$3.99	$1,000.00	$1,020.69	$4.22	0.84%
Class 3	$1,000.00	$908.67	$5.17	$1,000.00	$1,019.44	$5.47	1.09%
SA Janus Focused Growth#
Class 1	$1,000.00	$1,145.89	$4.21	$1,000.00	$1,020.93	$3.97	0.79%
Class 2	$1,000.00	$1,145.02	$5.01	$1,000.00	$1,020.19	$4.72	0.94%
Class 3	$1,000.00	$1,144.27	$5.54	$1,000.00	$1,019.69	$5.22	1.04%
SA JPMorgan Diversified Balanced#
Class 1	$1,000.00	$1,009.97	$3.75	$1,000.00	$1,021.13	$3.77	0.75%
Class 2	$1,000.00	$1,008.94	$4.55	$1,000.00	$1,020.34	$4.57	0.91%
Class 3	$1,000.00	$1,009.00	$5.05	$1,000.00	$1,019.84	$5.07	1.01%
SA JPMorgan Emerging Markets#
Class 1	$1,000.00	$1,033.42	$5.71	$1,000.00	$1,019.24	$5.67	1.13%
Class 2	$1,000.00	$1,033.58	$6.47	$1,000.00	$1,018.50	$6.42	1.28%
Class 3	$1,000.00	$1,031.33	$6.97	$1,000.00	$1,018.00	$6.92	1.38%
SA JPMorgan Equity-Income
Class 1	$1,000.00	$903.27	$2.79	$1,000.00	$1,021.93	$2.97	0.59%
Class 2	$1,000.00	$902.60	$3.50	$1,000.00	$1,021.18	$3.72	0.74%
Class 3	$1,000.00	$901.80	$3.97	$1,000.00	$1,020.69	$4.22	0.84%
SA JPMorgan Global Equities
Class 1	$1,000.00	$967.60	$4.06	$1,000.00	$1,020.74	$4.17	0.83%
Class 2	$1,000.00	$966.45	$4.79	$1,000.00	$1,019.99	$4.92	0.98%
Class 3	$1,000.00	$965.67	$5.28	$1,000.00	$1,019.49	$5.42	1.08%
SA JPMorgan MFS Core Bond#
Class 1	$1,000.00	$1,051.01	$2.75	$1,000.00	$1,022.18	$2.72	0.54%
Class 2	$1,000.00	$1,050.11	$3.52	$1,000.00	$1,021.43	$3.47	0.69%
Class 3	$1,000.00	$1,049.41	$4.03	$1,000.00	$1,020.93	$3.97	0.79%
SA JPMorgan Mid-Cap Growth
Class 1	$1,000.00	$1,171.85	$4.37	$1,000.00	$1,020.84	$4.07	0.81%
Class 2	$1,000.00	$1,171.40	$5.18	$1,000.00	$1,020.09	$4.82	0.96%
Class 3	$1,000.00	$1,170.91	$5.72	$1,000.00	$1,019.59	$5.32	1.06%
SA Large Cap Growth Index#
Class 1	$1,000.00	$1,124.22	$1.85	$1,000.00	$1,023.12	$1.76	0.35%
Class 3	$1,000.00	$1,122.91	$3.17	$1,000.00	$1,021.88	$3.02	0.60%

5

SUNAMERICA SERIES TRUST

EXPENSE EXAMPLE (continued) July 31, 2020

(unaudited)

	Actual			Hypothetical
Portfolio	Beginning Account Value at February 1, 2020	Ending Account Value Using Actual Return at July 31, 2020	Expenses Paid During the Period Ended July 31, 2020*	Beginning Account Value at February 1, 2020	Ending Account Value Using a Hypothetical 5% Annual Return at July 31, 2020	Expenses Paid During the Period Ended July 31, 2020*	Annualized Expense Ratio*
SA Large Cap Index#
Class 1	$1,000.00	$1,022.62	$1.41	$1,000.00	$1,023.47	$1.41	0.28%
Class 3	$1,000.00	$1,021.50	$2.66	$1,000.00	$1,022.23	$2.66	0.53%
SA Large Cap Value Index#
Class 1	$1,000.00	$900.62	$1.65	$1,000.00	$1,023.12	$1.76	0.35%
Class 3	$1,000.00	$898.86	$2.83	$1,000.00	$1,021.88	$3.02	0.60%
SA Legg Mason BW Large Cap Value#
Class 1	$1,000.00	$886.24	$3.28	$1,000.00	$1,021.38	$3.52	0.70%
Class 2	$1,000.00	$885.30	$3.98	$1,000.00	$1,020.64	$4.27	0.85%
Class 3	$1,000.00	$885.06	$4.45	$1,000.00	$1,020.14	$4.77	0.95%
SA Legg Mason Tactical Opportunities#
Class 1	$1,000.00	$974.66	$3.98	$1,000.00	$1,020.84	$4.07	0.81%
Class 3	$1,000.00	$972.83	$5.20	$1,000.00	$1,019.59	$5.32	1.06%
SA MFS Blue Chip Growth
Class 1	$1,000.00	$1,128.19	$3.70	$1,000.00	$1,021.38	$3.52	0.70%
Class 2	$1,000.00	$1,126.46	$4.49	$1,000.00	$1,020.64	$4.27	0.85%
Class 3	$1,000.00	$1,126.01	$5.02	$1,000.00	$1,020.14	$4.77	0.95%
SA MFS Massachusetts Investors Trust
Class 1	$1,000.00	$1,000.00	$3.58	$1,000.00	$1,021.28	$3.62	0.72%
Class 2	$1,000.00	$999.58	$4.33	$1,000.00	$1,020.54	$4.37	0.87%
Class 3	$1,000.00	$999.16	$4.82	$1,000.00	$1,020.04	$4.87	0.97%
SA MFS Total Return
Class 1	$1,000.00	$993.22	$3.57	$1,000.00	$1,021.28	$3.62	0.72%
Class 2	$1,000.00	$992.71	$4.31	$1,000.00	$1,020.54	$4.37	0.87%
Class 3	$1,000.00	$992.68	$4.81	$1,000.00	$1,020.04	$4.87	0.97%
SA Mid Cap Index
Class 1	$1,000.00	$934.37	$1.78	$1,000.00	$1,023.02	$1.86	0.37%
Class 3	$1,000.00	$934.14	$2.93	$1,000.00	$1,021.83	$3.07	0.61%
SA Morgan Stanley International Equities
Class 1	$1,000.00	$980.04	$4.43	$1,000.00	$1,020.39	$4.52	0.90%
Class 2	$1,000.00	$978.96	$5.17	$1,000.00	$1,019.64	$5.27	1.05%
Class 3	$1,000.00	$978.92	$5.66	$1,000.00	$1,019.14	$5.77	1.15%
SA Oppenheimer Main Street Large Cap
Class 1	$1,000.00	$1,002.66	$3.93	$1,000.00	$1,020.93	$3.97	0.79%
Class 2	$1,000.00	$1,002.22	$4.68	$1,000.00	$1,020.19	$4.72	0.94%
Class 3	$1,000.00	$1,001.78	$5.18	$1,000.00	$1,019.69	$5.22	1.04%
SA PIMCO VCP Tactical Balanced
Class 1	$1,000.00	$1,010.68	$4.95	$1,000.00	$1,019.94	$4.97	0.99%
Class 3	$1,000.00	$1,009.85	$6.20	$1,000.00	$1,018.70	$6.22	1.24%
SA PineBridge High-Yield Bond
Class 1	$1,000.00	$1,009.12	$3.55	$1,000.00	$1,021.33	$3.57	0.71%
Class 2	$1,000.00	$1,009.12	$4.30	$1,000.00	$1,020.59	$4.32	0.86%
Class 3	$1,000.00	$1,009.19	$4.80	$1,000.00	$1,020.09	$4.82	0.96%
SA Putnam International Growth and Income#
Class 1	$1,000.00	$882.47	$4.77	$1,000.00	$1,019.79	$5.12	1.02%
Class 2	$1,000.00	$883.08	$5.48	$1,000.00	$1,019.05	$5.87	1.17%
Class 3	$1,000.00	$881.81	$5.94	$1,000.00	$1,018.55	$6.37	1.27%
SA Schroders VCP Global Allocation#
Class 1	$1,000.00	$943.91	$4.35	$1,000.00	$1,020.39	$4.52	0.90%
Class 3	$1,000.00	$942.21	$5.55	$1,000.00	$1,019.14	$5.77	1.15%
SA Small Cap Index#
Class 1	$1,000.00	$921.14	$2.15	$1,000.00	$1,022.63	$2.26	0.45%
Class 3	$1,000.00	$920.87	$3.34	$1,000.00	$1,021.38	$3.52	0.70%

6

SUNAMERICA SERIES TRUST

EXPENSE EXAMPLE (continued) July 31, 2020

(unaudited)

	Actual			Hypothetical
Portfolio	Beginning Account Value at February 1, 2020	Ending Account Value Using Actual Return at July 31, 2020	Expenses Paid During the Period Ended July 31, 2020*	Beginning Account Value at February 1, 2020	Ending Account Value Using a Hypothetical 5% Annual Return at July 31, 2020	Expenses Paid During the Period Ended July 31, 2020*	Annualized Expense Ratio*
SA T. Rowe Price Asset Allocation Growth#
Class 1	$1,000.00	$1,025.58	$4.08	$1,000.00	$1,020.84	$4.07	0.81%
Class 3	$1,000.00	$1,023.83	$5.33	$1,000.00	$1,019.59	$5.32	1.06%
SA T. Rowe Price VCP Balanced
Class 1	$1,000.00	$997.59	$4.02	$1,000.00	$1,020.84	$4.07	0.81%
Class 3	$1,000.00	$995.98	$5.36	$1,000.00	$1,019.59	$5.32	1.06%
SA Templeton Foreign Value
Class 1	$1,000.00	$888.34	$4.13	$1,000.00	$1,020.49	$4.42	0.88%
Class 2	$1,000.00	$887.01	$4.83	$1,000.00	$1,019.74	$5.17	1.03%
Class 3	$1,000.00	$886.69	$5.30	$1,000.00	$1,019.24	$5.67	1.13%
SA VCP Dynamic Allocation#
Class 1	$1,000.00	$1,042.68	$1.12	$1,000.00	$1,023.77	$1.11	0.22%
Class 3	$1,000.00	$1,041.95	$2.39	$1,000.00	$1,022.53	$2.36	0.47%
SA VCP Dynamic Strategy#
Class 1	$1,000.00	$1,020.41	$1.21	$1,000.00	$1,023.67	$1.21	0.24%
Class 3	$1,000.00	$1,019.65	$2.46	$1,000.00	$1,022.43	$2.46	0.49%
SA VCP Index Allocation#
Class 1	$1,000.00	$994.68	$1.34	$1,000.00	$1,023.52	$1.36	0.27%
Class 3	$1,000.00	$992.93	$2.58	$1,000.00	$1,022.28	$2.61	0.52%
SA WellsCap Aggressive Growth
Class 1	$1,000.00	$1,172.69	$4.48	$1,000.00	$1,020.74	$4.17	0.83%
Class 2	$1,000.00	$1,171.77	$5.29	$1,000.00	$1,019.99	$4.92	0.98%
Class 3	$1,000.00	$1,171.07	$5.83	$1,000.00	$1,019.49	$5.42	1.08%

@	See Note 1 in Notes to Financial Statements
*

Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182 days divided by 366 days (to reflect the one-half year period). These ratios do not reflect expenses associated with the Variable Contracts. If such fees and expenses had been included, the expenses would have been higher. Please refer to your Variable Contract prospectus for details on the expenses that apply to the Variable Contracts of the insurance companies.

#

During the stated period, the investment adviser either waived fees or reimbursed expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. As a result, if these fees and expenses had not been waived, the “Actual/Hypothetical Ending Account Value” would have been lower and the “Actual/Hypothetical Expenses Paid During the Six Months Ended July 31, 2020” and “Annualized Expense Ratios” would have been higher. If these fees and expenses had not been recouped, the “Actual/Hypothetical Ending Account Value” would have been higher and the “Actual/Hypothetical Expenses Paid During the Six Months Ended July 31, 2020” and the “Annualized Expense Ratio” would have been lower.

7

SunAmerica Series Trust SA AB Growth Portfolio

PORTFOLIO PROFILE — July 31, 2020 — (unaudited)

Industry Allocation*

Applications Software	7.4%
Web Portals/ISP	6.8
Medical-Biomedical/Gene	6.7
E-Commerce/Products	6.0
Medical Instruments	5.6
Internet Content-Entertainment	5.1
Finance-Credit Card	4.6
Medical-HMO	4.5
Electronic Components-Semiconductors	4.5
Beverages-Non-alcoholic	4.1
Commercial Services-Finance	3.8
Medical-Drugs	3.8
Entertainment Software	2.9
Retail-Building Products	2.5
Athletic Footwear	2.3
Enterprise Software/Service	2.3
Electronic Forms	1.9
Coatings/Paint	1.8
Electronic Measurement Instruments	1.8
Retail-Discount	1.6
Diagnostic Kits	1.4
Semiconductor Components-Integrated Circuits	1.4
Dental Supplies & Equipment	1.3
Medical Products	1.2
Electronic Security Devices	1.2
Retail-Major Department Stores	1.1
Retail-Restaurants	0.9
Semiconductor Equipment	0.9
Networking Products	0.9
Distribution/Wholesale	0.8
Computer Software	0.8
Retail-Apparel/Shoe	0.7
Wireless Equipment	0.5
Electronic Connectors	0.4
Instruments-Controls	0.4
Electric Products-Misc.	0.4
Industrial Automated/Robotic	0.4
E-Commerce/Services	0.4
Machinery-General Industrial	0.3
Retail-Perfume & Cosmetics	0.3
Computer Aided Design	0.2
Computer Data Security	0.2

96.1%

*	Calculated as a percentage of net assets

8

SunAmerica Series Trust SA AB Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 96.1%
Applications Software — 7.4%
Microsoft Corp.	645,760	$132,387,258

Athletic Footwear — 2.3%
NIKE, Inc., Class B	415,450	40,552,075

Beverages-Non-alcoholic — 4.1%
Monster Beverage Corp.†	933,601	73,269,006

Coatings/Paint — 1.8%
Sherwin-Williams Co.	50,900	32,979,128

Commercial Services-Finance — 3.8%
Euronet Worldwide, Inc.†	69,949	6,724,897
PayPal Holdings, Inc.†	276,210	54,156,495
S&P Global, Inc.	19,700	6,899,925

		67,781,317

Computer Aided Design — 0.2%
ANSYS, Inc.†	13,189	4,096,503

Computer Data Security — 0.2%
Fortinet, Inc.†	24,026	3,322,796

Computer Software — 0.8%
Slack Technologies, Inc., Class A†	262,919	7,769,257
Splunk, Inc.†	32,798	6,881,676

		14,650,933

Dental Supplies & Equipment — 1.3%
Align Technology, Inc.†	79,170	23,261,729

Diagnostic Kits — 1.4%
IDEXX Laboratories, Inc.†	61,019	24,270,307

Distribution/Wholesale — 0.8%
Copart, Inc.†	158,518	14,781,804

E-Commerce/Products — 6.0%
Amazon.com, Inc.†	31,400	99,370,952
Etsy, Inc.†	58,686	6,947,249

		106,318,201

E-Commerce/Services — 0.4%
Booking Holdings, Inc.†	3,779	6,281,189

Electric Products-Misc. — 0.4%
AMETEK, Inc.	76,070	7,093,528

Electronic Components-Semiconductors — 4.5%
IPG Photonics Corp.†	62,095	11,115,626
NVIDIA Corp.	46,384	19,694,183
Texas Instruments, Inc.	65,650	8,373,657
Xilinx, Inc.	379,437	40,732,562

		79,916,028

Electronic Connectors — 0.4%
Amphenol Corp., Class A	72,360	7,652,794

Electronic Forms — 1.9%
Adobe, Inc.†	77,660	34,505,891

Electronic Measurement Instruments — 1.8%
Roper Technologies, Inc.	72,310	31,270,460

Electronic Security Devices — 1.2%
Allegion PLC	209,300	20,816,978

Enterprise Software/Service — 2.3%
Paycom Software, Inc.†	32,591	9,267,903
Tyler Technologies, Inc.†	33,042	11,804,254
Veeva Systems, Inc., Class A†	73,323	19,399,066

		40,471,223

Security Description	Shares	Value (Note 2)
Entertainment Software — 2.9%
Electronic Arts, Inc.†	277,468	$39,295,018
Take-Two Interactive Software, Inc.†	77,508	12,712,862

		52,007,880

Finance-Credit Card — 4.6%
Visa, Inc., Class A	435,060	82,835,424

Industrial Automated/Robotic — 0.4%
Cognex Corp.	103,060	6,891,622

Instruments-Controls — 0.4%
Mettler-Toledo International, Inc.†	7,840	7,330,400

Internet Content-Entertainment — 5.1%
Facebook, Inc., Class A†	358,620	90,971,135

Machinery-General Industrial — 0.3%
IDEX Corp.	37,511	6,182,563

Medical Instruments — 5.6%
Edwards Lifesciences Corp.†	522,830	40,995,100
Intuitive Surgical, Inc.†	85,709	58,748,377

		99,743,477

Medical Products — 1.2%
ABIOMED, Inc.†	22,784	6,833,833
Stryker Corp.	76,590	14,804,847

		21,638,680

Medical-Biomedical/Gene — 6.7%
Illumina, Inc.†	83,000	31,719,280
Regeneron Pharmaceuticals, Inc.†	51,346	32,454,266
Vertex Pharmaceuticals, Inc.†	202,724	55,140,928

		119,314,474

Medical-Drugs — 3.8%
Zoetis, Inc.	442,690	67,147,219

Medical-HMO — 4.5%
UnitedHealth Group, Inc.	267,040	80,854,371

Networking Products — 0.9%
Arista Networks, Inc.†	63,503	16,496,174

Retail-Apparel/Shoe — 0.7%
Burlington Stores, Inc.†	66,026	12,412,888

Retail-Building Products — 2.5%
Home Depot, Inc.	165,750	44,004,968

Retail-Discount — 1.6%
Costco Wholesale Corp.	89,860	29,252,126

Retail-Major Department Stores — 1.1%
TJX Cos., Inc.	380,370	19,775,436

Retail-Perfume & Cosmetics — 0.3%
Ulta Beauty, Inc.†	28,504	5,500,987

Retail-Restaurants — 0.9%
Domino’s Pizza, Inc.	43,210	16,705,418

Semiconductor Components-Integrated Circuits — 1.4%
QUALCOMM, Inc.	229,319	24,218,380

Semiconductor Equipment — 0.9%
ASML Holding NV	47,170	16,684,972

Web Portals/ISP — 6.8%
Alphabet, Inc., Class C†	82,450	122,270,052

9

SunAmerica Series Trust SA AB Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Wireless Equipment — 0.5%
Motorola Solutions, Inc.	59,704	$8,346,619

TOTAL INVESTMENTS (cost $1,164,576,742)(1)	96.1%	1,716,264,413
Other assets less liabilities	3.9	70,430,931

NET ASSETS	100.0%	$1,786,695,344

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$1,716,264,413	$—	$—	$1,716,264,413

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

10

SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio

PORTFOLIO PROFILE — July 31, 2020 — (unaudited)

Industry Allocation*

Real Estate Investment Trusts	10.0%
Banks-Commercial	8.8
Building-Residential/Commercial	3.8
Insurance-Reinsurance	3.6
Electric-Integrated	3.2
Food-Misc./Diversified	3.1
Insurance-Property/Casualty	2.9
Containers-Paper/Plastic	2.6
Transport-Truck	2.5
Auto/Truck Parts & Equipment-Original	2.3
Computer Services	2.1
Machinery-Electrical	1.8
Retail-Restaurants	1.8
Retail-Home Furnishings	1.7
Recreational Vehicles	1.7
Footwear & Related Apparel	1.6
Computers-Integrated Systems	1.6
Airlines	1.6
Building Products-Doors & Windows	1.6
Machinery-Construction & Mining	1.5
Golf	1.5
Commercial Services	1.5
Chemicals-Diversified	1.5
Oil Refining & Marketing	1.4
Medical-HMO	1.3
Data Processing/Management	1.3
Apparel Manufacturers	1.3
Batteries/Battery Systems	1.3
Engineering/R&D Services	1.3
Semiconductor Equipment	1.2
Machine Tools & Related Products	1.2
Finance-Investment Banker/Broker	1.1
Beverages-Non-alcoholic	1.1
Medical Labs & Testing Services	1.1
Gas-Distribution	1.0
Electronic Components-Misc.	1.0
Banks-Super Regional	1.0
Insurance-Multi-line	1.0
Oil Field Machinery & Equipment	1.0
Wire & Cable Products	1.0
Rental Auto/Equipment	1.0
Human Resources	0.9
Electronic Parts Distribution	0.9
Machinery-General Industrial	0.9
Medical-Generic Drugs	0.9
Retail-Apparel/Shoe	0.9
Insurance-Life/Health	0.8
Transport-Equipment & Leasing	0.8
Oil-Field Services	0.8
Savings & Loans/Thrifts	0.8
Finance-Consumer Loans	0.8
Food-Wholesale/Distribution	0.8
Circuit Boards	0.7
E-Marketing/Info	0.7
Semiconductor Components-Integrated Circuits	0.6
Steel-Producers	0.6
Rubber/Plastic Products	0.6
Aerospace/Defense-Equipment	0.5
Rubber-Tires	0.4
Chemicals-Specialty	0.3
Oil Companies-Exploration & Production	0.2

Publishing-Books	0.2%
Miscellaneous Manufacturing	0.1

99.1%

*	Calculated as a percentage of net assets

11

SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 99.1%
Aerospace/Defense-Equipment — 0.5%
AAR Corp.	141,594	$2,438,249

Airlines — 1.6%
Alaska Air Group, Inc.	119,428	4,113,100
SkyWest, Inc.	121,122	3,186,720

		7,299,820

Apparel Manufacturers — 1.3%
Capri Holdings, Ltd.†	115,141	1,724,812
Ralph Lauren Corp.	61,139	4,359,211

		6,084,023

Auto/Truck Parts & Equipment-Original — 2.3%
Dana, Inc.	493,091	5,636,030
Lear Corp.	47,875	5,284,443

		10,920,473

Banks-Commercial — 8.8%
Associated Banc-Corp	430,535	5,528,069
BankUnited, Inc.	279,236	5,623,813
First Citizens BancShares, Inc., Class A	10,122	4,310,656
Synovus Financial Corp.	289,601	5,835,460
Texas Capital Bancshares, Inc.†	131,576	4,370,955
Umpqua Holdings Corp.	493,274	5,352,023
Webster Financial Corp.	170,613	4,652,617
Zions Bancorp NA	161,510	5,244,230

		40,917,823

Banks-Super Regional — 1.0%
Comerica, Inc.	119,420	4,600,058

Batteries/Battery Systems — 1.3%
EnerSys	89,963	6,050,911

Beverages-Non-alcoholic — 1.1%
Primo Water Corp.	356,450	5,065,155

Building Products-Doors & Windows — 1.6%
Masonite International Corp.†	85,869	7,243,050

Building-Residential/Commercial — 3.8%
KB Home	119,470	4,018,971
PulteGroup, Inc.	215,170	9,381,412
Taylor Morrison Home Corp.†	174,811	4,099,318

		17,499,701

Chemicals-Diversified — 1.5%
Orion Engineered Carbons SA	353,305	3,603,711
Westlake Chemical Corp.	60,674	3,306,733

		6,910,444

Chemicals-Specialty — 0.3%
GCP Applied Technologies, Inc.†	52,485	1,197,708

Circuit Boards — 0.7%
TTM Technologies, Inc.†	283,700	3,492,347

Commercial Services — 1.5%
Quanta Services, Inc.	175,742	7,024,408

Computer Services — 2.1%
Amdocs, Ltd.	85,568	5,313,773
Genpact, Ltd.	109,336	4,353,759

		9,667,532

Computers-Integrated Systems — 1.6%
NCR Corp.†	228,153	4,204,860

Security Description	Shares	Value (Note 2)
Computers-Integrated Systems (continued)
NetScout Systems, Inc.†	122,020	$3,106,629

		7,311,489

Containers-Paper/Plastic — 2.6%
Graphic Packaging Holding Co.	403,403	5,623,438
Sealed Air Corp.	188,517	6,726,286

		12,349,724

Data Processing/Management — 1.3%
CommVault Systems, Inc.†	139,079	6,130,602

E-Marketing/Info — 0.7%
Criteo SA ADR†	233,239	3,193,042

Electric-Integrated — 3.2%
Alliant Energy Corp.	118,556	6,384,241
Black Hills Corp.	72,596	4,200,404
PNM Resources, Inc.	96,974	4,095,212

		14,679,857

Electronic Components-Misc. — 1.0%
Vishay Intertechnology, Inc.	304,901	4,783,897

Electronic Parts Distribution — 0.9%
Arrow Electronics, Inc.†	60,270	4,316,537

Engineering/R&D Services — 1.3%
AECOM†	162,380	5,876,532

Finance-Consumer Loans — 0.8%
OneMain Holdings, Inc.	127,247	3,651,989

Finance-Investment Banker/Broker — 1.1%
Moelis & Co., Class A	170,843	5,089,413

Food-Misc./Diversified — 3.1%
Hain Celestial Group, Inc.†	241,269	8,198,321
Nomad Foods, Ltd.†	272,838	6,291,644

		14,489,965

Food-Wholesale/Distribution — 0.8%
US Foods Holding Corp.†	175,811	3,568,963

Footwear & Related Apparel — 1.6%
Crocs, Inc.†	117,965	4,239,662
Skechers U.S.A., Inc., Class A†	108,311	3,171,346

		7,411,008

Gas-Distribution — 1.0%
Southwest Gas Holdings, Inc.	69,430	4,835,105

Golf — 1.5%
Callaway Golf Co.	370,182	7,051,967

Human Resources — 0.9%
Robert Half International, Inc.	86,893	4,420,247

Insurance-Life/Health — 0.8%
Voya Financial, Inc.	79,924	3,948,246

Insurance-Multi-line — 1.0%
American Financial Group, Inc.	67,838	4,122,515
Kemper Corp.	5,755	451,883

		4,574,398

Insurance-Property/Casualty — 2.9%
First American Financial Corp.	94,689	4,830,086
Hanover Insurance Group, Inc.	50,430	5,137,809
Selective Insurance Group, Inc.	61,010	3,315,283

		13,283,178

12

SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Insurance-Reinsurance — 3.6%
Essent Group, Ltd.	135,930	$4,870,372
Everest Re Group, Ltd.	33,133	7,249,169
Reinsurance Group of America, Inc.	52,317	4,460,024

		16,579,565

Machine Tools & Related Products — 1.2%
Kennametal, Inc.	204,469	5,512,484

Machinery-Construction & Mining — 1.5%
Oshkosh Corp.	91,162	7,176,273

Machinery-Electrical — 1.8%
Regal Beloit Corp.	92,264	8,485,520

Machinery-General Industrial — 0.9%
Middleby Corp.†	51,520	4,279,251

Medical Labs & Testing Services — 1.1%
ICON PLC†	26,487	4,912,279

Medical-Generic Drugs — 0.9%
Perrigo Co. PLC	79,060	4,191,761

Medical-HMO — 1.3%
Molina Healthcare, Inc.†	33,312	6,152,726

Miscellaneous Manufacturing — 0.1%
Hillenbrand, Inc.	21,655	632,976

Oil Companies-Exploration & Production — 0.2%
Cimarex Energy Co.	43,547	1,065,160

Oil Field Machinery & Equipment — 1.0%
Dril-Quip, Inc.†	137,288	4,570,318

Oil Refining & Marketing — 1.4%
HollyFrontier Corp.	245,464	6,750,260

Oil-Field Services — 0.8%
MRC Global, Inc.†	629,553	3,745,840

Publishing-Books — 0.2%
Houghton Mifflin Harcourt Co.†	350,951	1,038,815

Real Estate Investment Trusts — 10.0%
American Campus Communities, Inc.	154,840	5,518,498
Americold Realty Trust	56,278	2,270,817
Camden Property Trust	72,609	6,593,623
Cousins Properties, Inc.	131,559	4,041,492
CubeSmart	200,538	5,949,962
MGM Growth Properties LLC, Class A	227,428	6,217,882
Physicians Realty Trust	321,800	5,805,272
RLJ Lodging Trust	311,950	2,498,720
STAG Industrial, Inc.	229,700	7,488,220

		46,384,486

Security Description	Shares	Value (Note 2)
Recreational Vehicles — 1.7%
Brunswick Corp.	117,439	$7,866,064

Rental Auto/Equipment — 1.0%
United Rentals, Inc.†	28,660	4,452,904

Retail-Apparel/Shoe — 0.9%
Foot Locker, Inc.	142,242	4,180,492

Retail-Home Furnishings — 1.7%
Williams-Sonoma, Inc.	93,390	8,136,137

Retail-Restaurants — 1.8%
Papa John’s International, Inc.	88,537	8,381,798

Rubber-Tires — 0.4%
Cooper Tire & Rubber Co.	52,998	1,646,118

Rubber/Plastic Products — 0.6%
Trinseo SA	127,520	2,767,184

Savings & Loans/Thrifts — 0.8%
Sterling Bancorp	324,785	3,653,831

Semiconductor Components-Integrated Circuits — 0.6%
MaxLinear, Inc.†	116,622	2,956,368

Semiconductor Equipment — 1.2%
Kulicke & Soffa Industries, Inc.	235,690	5,585,853

Steel-Producers — 0.6%
Carpenter Technology Corp.	132,118	2,954,158

Transport-Equipment & Leasing — 0.8%
GATX Corp.	62,670	3,822,243

Transport-Truck — 2.5%
Knight-Swift Transportation Holdings, Inc.	154,926	6,737,732
XPO Logistics, Inc.†	68,148	5,112,463

		11,850,195

Wire & Cable Products — 1.0%
Belden, Inc.	140,966	4,454,526

TOTAL INVESTMENTS (cost $472,654,961)(1)	99.1%	461,563,446
Other assets less liabilities	0.9	4,403,167

NET ASSETS	100.0%	$465,966,613

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

ADR — American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$461,563,446	$—	$—	$461,563,446

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

13

SunAmerica Series Trust SA Blackrock VCP Global Multi Asset Portfolio

PORTFOLIO PROFILE — July 31, 2020 — (unaudited)

Industry Allocation*

United States Treasury Notes	45.0%
Registered Investment Companies	11.8
U.S. Government Treasuries	5.3
Medical-Drugs	3.0
Applications Software	1.8
Computers	1.4
Cosmetics & Toiletries	1.1
E-Commerce/Products	1.0
Finance-Credit Card	0.8
Telephone-Integrated	0.8
Web Portals/ISP	0.7
Retail-Building Products	0.7
Commercial Services-Finance	0.7
Electric-Integrated	0.7
Auto-Cars/Light Trucks	0.7
Oil Companies-Integrated	0.7
Medical-Biomedical/Gene	0.6
Options Purchased	0.6
Diversified Banking Institutions	0.6
Electronic Components-Semiconductors	0.6
Beverages-Non-alcoholic	0.6
Internet Content-Entertainment	0.6
Real Estate Investment Trusts	0.5
Food-Misc./Diversified	0.5
Medical Instruments	0.5
Banks-Commercial	0.4
Finance-Other Services	0.4
Retail-Discount	0.4
Medical Products	0.4
Diversified Manufacturing Operations	0.4
Beverages-Wine/Spirits	0.4
Electric-Distribution	0.4
Chemicals-Diversified	0.4
Cellular Telecom	0.4
Multimedia	0.4
Retail-Apparel/Shoe	0.3
Aerospace/Defense	0.3
Insurance-Life/Health	0.3
Athletic Footwear	0.3
Electronic Components-Misc.	0.3
Transport-Rail	0.3
Medical-HMO	0.3
Computer Services	0.3
Tobacco	0.3
Retail-Restaurants	0.3
Enterprise Software/Service	0.2
Building & Construction Products-Misc.	0.2
Chemicals-Specialty	0.2
Cable/Satellite TV	0.2
Medical Labs & Testing Services	0.2
Diagnostic Equipment	0.2
Industrial Automated/Robotic	0.2
Semiconductor Equipment	0.2
Coatings/Paint	0.2
Retail-Major Department Stores	0.2
Electronic Security Devices	0.2
Aerospace/Defense-Equipment	0.2
Hotels/Motels	0.2
Office Automation & Equipment	0.2
Web Hosting/Design	0.2
Telecom Services	0.2

Insurance-Property/Casualty	0.1%
Banks-Super Regional	0.1
Food-Confectionery	0.1
Data Processing/Management	0.1
Industrial Gases	0.1
Insurance-Multi-line	0.1
Food-Retail	0.1
Commercial Services	0.1
Investment Management/Advisor Services	0.1
Electric-Generation	0.1
Auto/Truck Parts & Equipment-Original	0.1
Audio/Video Products	0.1
Oil Refining & Marketing	0.1
Transport-Services	0.1
Toys	0.1
Distribution/Wholesale	0.1
Electronic Measurement Instruments	0.1
Insurance Brokers	0.1
Publishing-Periodicals	0.1
Building-Heavy Construction	0.1
Building-Residential/Commercial	0.1
Networking Products	0.1
Real Estate Management/Services	0.1
Diversified Operations/Commercial Services	0.1
Computer Aided Design	0.1
Casino Hotels	0.1
Internet Content-Information/News	0.1
Casino Services	0.1
Building & Construction-Misc.	0.1
Gas-Distribution	0.1
Computer Data Security	0.1
Software Tools	0.1
Electric Products-Misc.	0.1
Human Resources	0.1
Machinery-Pumps	0.1
Diversified Minerals	0.1
Finance-Investment Banker/Broker	0.1
Food-Dairy Products	0.1
Electronic Forms	0.1
Textile-Apparel	0.1
Garden Products	0.1
Computers-Memory Devices	0.1
Wire & Cable Products	0.1
Shipbuilding	0.1

95.9%

Country Allocation*

United States	81.7%
Japan	3.4
United Kingdom	1.7
Germany	1.6
France	1.5
Switzerland	1.4
Australia	0.8
Netherlands	0.8
Ireland	0.5
Sweden	0.3
Spain	0.3
Hong Kong	0.3

14

SunAmerica Series Trust SA Blackrock VCP Global Multi Asset Portfolio

PORTFOLIO PROFILE — July 31, 2020 — (unaudited) — (continued)

Country Allocation* (continued)

Italy	0.3%
Denmark	0.2
Finland	0.2
Norway	0.2
Jersey	0.2
Belgium	0.1
Singapore	0.1
Israel	0.1
Bermuda	0.1
Portugal	0.1

95.9%

*	Calculated as a percentage of net assets

15

SunAmerica Series Trust SA Blackrock VCP Global Multi Asset Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 33.2%
Australia — 0.8%
Adbri, Ltd.	10,558	$16,653
Afterpay, Ltd.†	343	16,901
AGL Energy, Ltd.	1,306	15,501
ALS, Ltd.	7,392	45,022
Alumina, Ltd.	17,674	19,173
AMP, Ltd.†	4,354	4,553
Ampol, Ltd.	237	4,447
Ansell, Ltd.	2,095	57,662
APA Group	1,899	14,915
Aristocrat Leisure, Ltd.	29,287	547,286
ASX, Ltd.	2,431	143,485
Aurizon Holdings, Ltd.	5,614	17,838
AusNet Services	3,990	5,084
Australia & New Zealand Banking Group, Ltd.	8,362	107,191
Bendigo & Adelaide Bank, Ltd.	34,711	170,446
BHP Group, Ltd.	14,278	378,426
Brambles, Ltd.	92,689	716,138
Coca-Cola Amatil, Ltd.	5,393	31,501
Cochlear, Ltd.	394	53,681
Coles Group, Ltd.	2,147	27,925
Commonwealth Bank of Australia	12,488	634,710
Computershare, Ltd.	2,483	23,803
Crown Resorts, Ltd.	1,557	10,031
CSL, Ltd.	3,801	733,073
Dexus	2,263	13,749
Fortescue Metals Group, Ltd.	3,788	47,085
Goodman Group	2,937	35,505
GPT Group	67,856	187,894
Harvey Norman Holdings, Ltd.	820	2,187
IDP Education, Ltd.	5,483	52,329
IGO, Ltd.	9,199	30,333
Iluka Resources, Ltd.	3,402	21,997
Incitec Pivot, Ltd.	20,596	27,250
Insurance Australia Group, Ltd.	42,024	152,729
LendLease Group	2,514	20,367
Macquarie Group, Ltd.	627	55,543
Magellan Financial Group, Ltd.	260	11,348
Medibank Private, Ltd.	7,047	14,192
Mirvac Group	93,175	138,995
National Australia Bank, Ltd.	44,868	565,568
Northern Star Resources, Ltd.	294	3,278
Origin Energy, Ltd.	1,470	5,634
Perpetual, Ltd.	649	14,050
Qantas Airways, Ltd.	1,576	3,656
QBE Insurance Group, Ltd.	1,680	11,885
Qube Holdings, Ltd.	9,265	18,071
Ramsay Health Care, Ltd.	501	22,169
REA Group, Ltd.	128	9,912
Rio Tinto, Ltd.	371	27,019
Santos, Ltd.	1,751	6,585
Scentre Group	46,743	68,036
SEEK, Ltd.	785	12,144
Sonic Healthcare, Ltd.	2,818	64,595
Spark Infrastructure Group	21,013	33,995
Stockland	5,033	11,459
Suncorp Group, Ltd.	13,892	84,786
Sydney Airport	3,336	12,611
Tabcorp Holdings, Ltd.	30,834	78,352
Telstra Corp., Ltd.	87,179	208,561
TPG Telecom, Ltd.†	786	4,515
Transurban Group	10,001	99,078

Security Description	Shares	Value (Note 2)
Australia (continued)
Treasury Wine Estates, Ltd.	3,068	$23,658
Tuas, Ltd.†	1,520	766
Vicinity Centres	76,894	71,613
Wesfarmers, Ltd.	1,914	63,615
Westpac Banking Corp.	12,007	146,460
Woodside Petroleum, Ltd.	2,886	41,220
Woolworths Group, Ltd.	2,679	74,002
Worley, Ltd.	5,717	33,444

		6,427,685

Austria — 0.0%
ANDRITZ AG	179	6,025
Erste Group Bank AG†	3,224	71,500
Raiffeisen Bank International AG†	411	7,026
Verbund AG	116	6,073
voestalpine AG	383	8,489

		99,113

Belgium — 0.1%
Anheuser-Busch InBev SA NV	2,875	155,742
Cofinimmo SA	7	997
Colruyt SA	220	12,845
Galapagos NV†	359	67,103
Groupe Bruxelles Lambert SA	2,263	196,163
KBC Group NV	311	17,824
UCB SA	2,430	311,386
Umicore SA	4,298	201,935

		963,995

Bermuda — 0.1%
Bunge, Ltd.	564	24,500
CK Infrastructure Holdings, Ltd.	2,500	13,032
Hiscox, Ltd.	1,543	15,854
Hongkong Land Holdings, Ltd.	9,400	35,835
IHS Markit, Ltd.	2,987	241,141
Invesco, Ltd.	536	5,381
Jardine Matheson Holdings, Ltd.	100	4,073
Marvell Technology Group, Ltd.	882	32,167
NWS Holdings, Ltd.	13,608	10,545
VTech Holdings, Ltd.	2,200	11,936

		394,464

British Virgin Islands — 0.0%
Capri Holdings, Ltd.†	279	4,179

Canada — 0.0%
Canada Goose Holdings, Inc.†	602	13,413
CGI, Inc.†	41	2,928
Nutrien, Ltd.	381	12,407
Thomson Reuters Corp.	125	8,722
Waste Connections, Inc.	323	33,066

		70,536

Cayman Islands — 0.0%
ASM Pacific Technology, Ltd.	1,200	13,361
BeiGene, Ltd. ADR†	288	60,192
Budweiser Brewing Co. APAC, Ltd.*	6,000	21,692
CK Asset Holdings, Ltd.	4,000	22,055
Farfetch, Ltd., Class A†	1,939	49,697
Melco Resorts & Entertainment, Ltd. ADR	3,643	59,964
Sands China, Ltd.	12,400	48,070
Wharf Real Estate Investment Co., Ltd.	5,000	17,510
Wynn Macau, Ltd.	3,600	6,315

16

SunAmerica Series Trust SA Blackrock VCP Global Multi Asset Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Cayman Islands (continued)
Xinyi Glass Holdings, Ltd.	10,000	$14,657

		313,513

Curacao — 0.0%
Schlumberger, Ltd.	6,858	124,404

Denmark — 0.2%
AP Moller - Maersk A/S, Series B	6	7,665
Bavarian Nordic A/S†	6,068	188,525
Chr. Hansen Holding A/S	623	70,955
Coloplast A/S, Class B	131	22,343
Danske Bank A/S†	729	11,716
DSV PANALPINA A/S	293	40,504
Genmab A/S†	523	179,457
Novo Nordisk A/S, Class B	8,284	546,551
Novozymes A/S, Class B	300	17,998
Orsted A/S*	2,176	311,688
ROCKWOOL International A/S, Class B	282	92,154
Vestas Wind Systems A/S	2,283	295,116

		1,784,672

Finland — 0.2%
Elisa Oyj	136	8,084
Kesko Oyj, Class B	3	64
Kone Oyj, Class B	130	10,297
Metso Outotec Oyj	5,402	34,998
Neste Oyj	1,377	63,342
Nokia Oyj	29,342	141,130
Nordea Bank Abp†	109,260	847,264
Sampo Oyj, Class A	489	17,666
UPM-Kymmene Oyj	2,141	57,361
Valmet Oyj	733	20,472
Wartsila Oyj Abp	26,476	222,319

		1,422,997

France — 1.5%
Accor SA†	329	8,237
Aeroports de Paris	150	14,220
Air Liquide SA	4,584	756,776
Alstom SA†	3,274	183,009
Alten SA†	132	10,293
Amundi SA†*	706	53,678
Atos SE†	319	27,362
AXA SA	2,412	48,274
BioMerieux	39	6,329
BNP Paribas SA†	2,670	108,327
Bouygues SA†	1,398	49,726
Bureau Veritas SA†	8,800	192,937
Capgemini SE	380	49,275
Carrefour SA	1,651	26,334
Christian Dior SE	95	38,825
Cie de Saint-Gobain†	6,756	249,721
Cie Generale des Etablissements Michelin SCA	315	32,960
CNP Assurances†	1,662	20,133
Credit Agricole SA†	2,053	19,834
Danone SA	5,441	363,507
Dassault Aviation SA†	11	9,172
Dassault Systemes SE	1,951	355,888
Edenred	319	15,893
Eiffage SA†	211	18,494
Electricite de France SA	15,414	156,048

Security Description	Shares	Value (Note 2)
France (continued)
Engie SA†	47,031	$628,216
EssilorLuxottica SA†	453	60,185
Eutelsat Communications SA	11,799	119,529
Faurecia SE†	3,191	124,621
Gaztransport Et Technigaz SA	379	35,157
Gecina SA	814	105,029
Getlink SE†	1,526	22,960
Hermes International	101	81,983
Iliad SA	36	7,071
Ingenico Group SA†	137	22,108
JCDecaux SA†	1,710	28,847
Kering SA	97	55,069
L’Oreal SA	4,582	1,534,629
La Francaise des Jeux SAEM*	277	10,105
Legrand SA	6,857	531,175
LVMH Moet Hennessy Louis Vuitton SE	996	432,742
Natixis SA†	9,999	24,470
Nexans SA†	1,819	95,270
Orange SA	22,246	260,624
Pernod Ricard SA	7,492	1,293,633
Peugeot SA†	2,819	45,686
Publicis Groupe SA†	1,087	35,044
Renault SA†	4,945	118,009
Rexel SA†	16,898	199,708
Rubis SCA	399	18,855
Safran SA†	483	51,333
Sanofi	9,444	987,293
Sartorius Stedim Biotech	48	14,944
Schneider Electric SE	768	89,478
SCOR SE†	673	17,365
Societe BIC SA	261	15,450
Societe Generale SA†	25,550	392,624
Sodexo SA	1,938	133,773
Suez	322	4,244
Teleperformance	1,176	344,164
Thales SA	1,406	102,060
TOTAL SE	7,392	274,453
Ubisoft Entertainment SA†	139	11,623
Valeo SA	5,371	138,622
Veolia Environnement SA	1,134	25,928
Vinci SA	7,783	672,031
Vivendi SA	2,579	68,333
Worldline SA†*	420	36,235

		12,085,930

Germany — 1.6%
adidas AG†	160	44,262
Allianz SE	614	128,067
Aurubis AG	175	11,694
BASF SE	12,054	667,507
Bayer AG	2,632	175,250
Bayerische Motoren Werke AG	14,345	928,659
Beiersdorf AG	9,769	1,164,079
Brenntag AG	293	18,045
Carl Zeiss Meditec AG†	103	10,790
Commerzbank AG†	1,143	5,887
CompuGroup Medical SE & Co. KgaA	129	11,260
Continental AG	209	20,410
Covestro AG*	3,732	145,023
Daimler AG	11,208	496,590
Delivery Hero SE†*	157	18,116
Deutsche Bank AG†	2,838	25,485

17

SunAmerica Series Trust SA Blackrock VCP Global Multi Asset Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Germany (continued)
Deutsche Boerse AG	9,144	$1,671,772
Deutsche Lufthansa AG†	1,052	9,330
Deutsche Pfandbriefbank AG†*	6	38
Deutsche Post AG†	2,166	87,812
Deutsche Telekom AG	5,152	86,269
Deutsche Wohnen SE	910	44,257
DWS Group GmbH & Co. KGaA†*	455	17,063
E.ON SE	102,208	1,199,184
Evonik Industries AG	664	17,940
Fraport AG Frankfurt Airport Services Worldwide†	233	9,102
Fresenius Medical Care AG & Co. KGaA†	365	32,158
Fresenius SE & Co. KGaA†	603	30,132
Fuchs Petrolub SE (Preference Shares)	137	6,006
Gerresheimer AG	1,690	194,295
GRENKE AG†	202	15,232
Hannover Rueck SE	185	31,320
Hella GmbH & Co. KGaA	2,107	92,081
Henkel AG & Co. KGaA	709	61,638
Henkel AG & Co. KGaA (Preference Shares)	634	62,463
Infineon Technologies AG	14,027	350,587
Jenoptik AG†	2	51
KION Group AG	210	16,168
Knorr-Bremse AG	1,636	191,428
LEG Immobilien AG†	1,115	155,590
Merck KGaA	3,154	402,952
METRO AG	770	7,054
MTU Aero Engines AG†	48	8,348
Muenchener Rueckversicherungs-Gesellschaft AG	204	54,237
Nemetschek SE	50	3,688
ProSiebenSat.1 Media SE†	4,785	49,354
RWE AG	7,385	279,178
SAP SE	9,085	1,437,160
Sartorius AG (Preference Shares)	61	23,406
Scout24 AG*	150	12,980
Siemens AG	12,925	1,656,202
Siemens Healthineers AG*	1,464	75,924
Symrise AG	82	10,245
TeamViewer AG†*	131	7,081
Telefonica Deutschland Holding AG	18,603	50,954
thyssenkrupp AG†	14,960	116,384
Uniper SE	1,107	38,390
United Internet AG	249	11,276
Volkswagen AG†	40	6,276
Volkswagen AG (Preference Shares)†	218	32,261
Vonovia SE	860	55,887
Wacker Chemie AG	981	88,716
Zalando SE†*	142	10,270

		12,691,263

Guernsey — 0.0%
Amdocs, Ltd.	1,101	68,372

Hong Kong — 0.3%
AIA Group, Ltd.	57,819	518,141
BOC Hong Kong Holdings, Ltd.	76,000	210,395
CLP Holdings, Ltd.	41,000	388,522
Galaxy Entertainment Group, Ltd.	5,000	34,109
Hang Lung Properties, Ltd.	3,000	7,368
Hang Seng Bank, Ltd.	7,100	111,814
Henderson Land Development Co., Ltd.	53,000	197,139

Security Description	Shares	Value (Note 2)
Hong Kong (continued)
Hong Kong & China Gas Co., Ltd.	36,750	$52,770
Hong Kong Exchanges & Clearing, Ltd.	3,804	181,900
Hysan Development Co., Ltd.	5,000	13,823
Link REIT	42,800	329,607
MTR Corp., Ltd.	6,000	29,837
New World Development Co., Ltd.	1,000	4,884
SJM Holdings, Ltd.	5,000	5,638
Sun Hung Kai Properties, Ltd.	6,000	72,922
Swire Pacific, Ltd., Class A	8,319	40,753
Swire Properties, Ltd.	29,600	68,429
Techtronic Industries Co., Ltd.	12,000	125,576

		2,393,627

Ireland — 0.5%
Accenture PLC, Class A	2,898	651,412
AIB Group PLC†	17,301	21,683
Allegion PLC	8,130	808,610
Aon PLC, Class A	283	58,077
Bank of Ireland Group PLC†	16,205	33,675
CRH PLC	1,276	45,761
DCC PLC	220	19,759
Flutter Entertainment PLC†	157	23,747
James Hardie Industries PLC CDI	641	13,252
Kerry Group PLC, Class A	883	116,919
Kingspan Group PLC	2,325	167,227
Linde PLC	1,083	265,454
Medtronic PLC	11,826	1,140,973
Seagate Technology PLC	291	13,159
STERIS PLC	172	27,456
Trane Technologies PLC	2,885	322,745
Willis Towers Watson PLC	112	23,521

		3,753,430

Isle of Man — 0.0%
GVC Holdings PLC	1,148	10,064

Israel — 0.1%
Azrieli Group, Ltd.	133	6,278
Bank Hapoalim BM	2,319	13,893
Bank Leumi Le-Israel BM	2,045	10,311
Check Point Software Technologies, Ltd.†	2,040	255,714
CyberArk Software, Ltd.†	976	115,012
ICL Group, Ltd.	2,612	8,167
Israel Discount Bank, Ltd., Class A	3,135	9,592
Mizrahi Tefahot Bank, Ltd.	701	14,572
NICE, Ltd.†	138	28,307
Teva Pharmaceutical Industries, Ltd. ADR†	1,323	15,267
Wix.com, Ltd.†	267	77,558

		554,671

Italy — 0.3%
Amplifon SpA†	3,969	136,014
Assicurazioni Generali SpA	45,906	688,792
Atlantia SpA†	817	13,034
Azimut Holding SpA	527	9,964
Banca Generali SpA†	348	10,330
Banca Mediolanum SpA	2,258	16,765
DiaSorin SpA	28	5,497
Enel SpA	93,189	852,987
Eni SpA	4,048	36,205
Infrastrutture Wireless Italiane SpA*	530	5,366
Interpump Group SpA	3,184	104,281

18

SunAmerica Series Trust SA Blackrock VCP Global Multi Asset Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Italy (continued)
Intesa Sanpaolo SpA†	36,185	$73,505
Italgas SpA	3,267	21,013
Mediobanca Banca di Credito Finanziario SpA	915	7,379
Nexi SpA†*	1,280	23,010
Pirelli & C SpA†*	1,603	6,340
Prysmian SpA	5,589	143,322
Recordati SpA	260	13,910
Snam SpA	3,298	17,564
Terna Rete Elettrica Nazionale SpA	2,556	19,066
UniCredit SpA†	3,518	32,308

		2,236,652

Japan — 3.4%
Advantest Corp.	500	27,038
Aeon Co., Ltd.	1,500	35,484
AEON Financial Service Co., Ltd.	1,700	12,735
Aisin Seiki Co., Ltd.	400	11,559
Ajinomoto Co., Inc.	300	5,419
Alps Alpine Co., Ltd.	5,200	66,070
Amada Holdings Co., Ltd.	18,800	127,438
ANA Holdings, Inc.†	300	6,184
AnGes, Inc.†	13,900	189,251
Asahi Group Holdings, Ltd.	4,800	157,563
Asahi Intecc Co., Ltd.	300	8,366
Asahi Kasei Corp.	17,900	128,478
Astellas Pharma, Inc.	17,000	266,031
Benesse Holdings, Inc.	1,600	41,714
Bridgestone Corp.	3,300	97,279
Calbee, Inc.	100	3,177
Canon, Inc.	21,000	335,740
Central Japan Railway Co.	1,200	144,944
Chubu Electric Power Co., Inc.	295	3,502
Chugai Pharmaceutical Co., Ltd.	9,635	431,725
Citizen Watch Co., Ltd.	8,700	23,774
Coca-Cola Bottlers Japan Holdings, Inc.	1,000	14,988
Concordia Financial Group, Ltd.	1,600	4,753
Cosmos Pharmaceutical Corp.	100	18,272
CyberAgent, Inc.	100	5,656
Dai Nippon Printing Co., Ltd.	2,900	63,516
Dai-ichi Life Holdings, Inc.	24,446	287,530
Daicel Corp.	5,844	39,103
Daifuku Co., Ltd.	100	9,026
Daiichi Sankyo Co., Ltd.	6,900	606,979
Daikin Industries, Ltd.	700	123,085
Daito Trust Construction Co., Ltd.	728	57,277
Daiwa House Industry Co., Ltd.	13,400	297,920
Daiwa House REIT Investment Corp.	3	7,785
Daiwa Securities Group, Inc.	1,200	5,307
DeNA Co., Ltd.	1,200	13,563
Denso Corp.	9,300	343,200
Dentsu Group, Inc.	2,000	45,059
DIC Corp.	400	9,657
East Japan Railway Co.	14,600	842,667
Eisai Co., Ltd.	4,392	354,780
Electric Power Development Co., Ltd.	4,241	57,818
ENEOS Holdings, Inc.	145,328	508,052
FamilyMart Co., Ltd.	500	11,247
FANUC Corp.	1,100	184,842
Fast Retailing Co., Ltd.	200	107,131
Fuji Media Holdings, Inc.	800	7,091
FUJIFILM Holdings Corp.	7,000	311,908

Security Description	Shares	Value (Note 2)
Japan (continued)
Fujitsu, Ltd.	292	$39,186
Glory, Ltd.	500	10,831
GLP J-REIT	4	6,675
Gunma Bank, Ltd.	3,000	9,457
Hamamatsu Photonics KK	400	17,317
Haseko Corp.	1,500	17,614
Hikari Tsushin, Inc.	100	21,604
Hisamitsu Pharmaceutical Co., Inc.	100	4,360
Hitachi, Ltd.	3,200	94,991
Honda Motor Co., Ltd.	7,035	170,920
Hoya Corp.	1,000	98,674
Idemitsu Kosan Co., Ltd.	300	6,178
Inpex Corp.	23,000	131,587
Isuzu Motors, Ltd.	1,800	14,615
Ito En, Ltd.	300	17,683
ITOCHU Corp.	4,800	105,146
J. Front Retailing Co., Ltd.	1,700	9,780
Japan Exchange Group, Inc.	700	16,608
Japan Post Bank Co., Ltd.	15,900	118,669
Japan Post Holdings Co., Ltd.	17,900	122,263
Japan Post Insurance Co., Ltd.	1,800	23,956
Japan Real Estate Investment Corp.	2	10,259
Japan Tobacco, Inc.	8,600	147,976
K’s Holdings Corp.†	800	10,278
Kajima Corp.	29,698	325,666
Kandenko Co., Ltd.	1,100	8,642
Kaneka Corp.	763	17,971
Kansai Electric Power Co., Inc.	800	7,619
Kansai Paint Co., Ltd.	1,300	24,930
Kao Corp.	7,095	514,654
KDDI Corp.	22,216	683,870
Kewpie Corp.	700	12,456
Keyence Corp.	2,600	1,092,662
Kikkoman Corp.	400	18,755
Kirin Holdings Co., Ltd.	2,943	56,926
Kobayashi Pharmaceutical Co., Ltd.	200	17,686
Kobe Bussan Co., Ltd.	100	6,149
Koito Manufacturing Co., Ltd.	200	7,872
Komatsu, Ltd.	1,200	23,674
Konami Holdings Corp.	400	12,149
Konica Minolta, Inc.	21,500	57,158
Kose Corp.	200	20,122
Kubota Corp.	3,300	47,292
Kyocera Corp.	8,900	496,533
Kyowa Kirin Co., Ltd.	700	17,237
Kyushu Railway Co.	900	17,668
Lawson, Inc.	200	9,918
LINE Corp.†	300	15,858
Lintec Corp.	700	16,284
Lion Corp.	600	15,468
M3, Inc.	700	35,747
Makita Corp.	600	23,089
Marubeni Corp.	4,300	19,918
Maruha Nichiro Corp.	400	7,673
Marui Group Co., Ltd.	400	5,823
Matsumotokiyoshi Holdings Co., Ltd.	300	9,962
McDonald’s Holdings Co. Japan, Ltd.	300	14,331
Medipal Holdings Corp.	400	7,398
MEIJI Holdings Co., Ltd.	300	23,488
Mercari, Inc.†	100	4,190
Minebea Mitsumi, Inc.	600	9,916
Mitsubishi Chemical Holdings Corp.	25,600	138,114
Mitsubishi Corp.	6,900	139,299

19

SunAmerica Series Trust SA Blackrock VCP Global Multi Asset Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Japan (continued)
Mitsubishi Electric Corp.	6,500	$85,018
Mitsubishi Estate Co., Ltd.	5,000	72,310
Mitsubishi UFJ Financial Group, Inc.	55,014	206,382
Mitsubishi UFJ Lease & Finance Co., Ltd.	2,300	9,669
Mitsui & Co., Ltd.	2,200	33,014
Mitsui Chemicals, Inc.	24	459
Mitsui Fudosan Co., Ltd.	7,800	122,604
Mizuho Financial Group, Inc.	51,900	63,097
MS&AD Insurance Group Holdings, Inc.	1,700	42,333
Murata Manufacturing Co., Ltd.	7,900	494,834
NEC Corp.	300	16,934
Nexon Co., Ltd.	2,700	69,665
NGK Insulators, Ltd.	400	5,000
NGK Spark Plug Co., Ltd.	1,200	16,170
NH Foods, Ltd.	200	8,810
Nidec Corp.	8,500	680,208
Nifco, Inc.	600	13,493
Nihon Kohden Corp.	700	24,038
Nihon Unisys, Ltd.	400	12,110
Nikon Corp.	3,200	22,425
Nintendo Co., Ltd.	2,081	912,994
Nippon Building Fund, Inc.	2	11,214
Nippon Paint Holdings Co., Ltd.	500	34,042
Nippon Prologis REIT, Inc.	2	6,905
Nippon Shinyaku Co., Ltd.	300	23,137
Nippon Shokubai Co., Ltd.	200	9,969
Nippon Telegraph & Telephone Corp.	8,700	201,386
Nippon Television Holdings, Inc.	900	9,772
Nissan Motor Co., Ltd.	2,500	8,638
Nisshin Seifun Group, Inc.	3,000	46,012
Nissin Foods Holdings Co., Ltd.	500	44,819
Nitori Holdings Co., Ltd.	2,000	439,757
Nitto Denko Corp.	4,786	271,472
Nomura Holdings, Inc.	5,000	23,354
Nomura Real Estate Master Fund, Inc.	5	6,208
Nomura Research Institute, Ltd.	400	10,579
NS Solutions Corp.	400	10,414
NSK, Ltd.	900	6,035
NTN Corp.	16,600	28,988
NTT Data Corp.	900	10,226
NTT DOCOMO, Inc.	15,600	429,178
OBIC Co., Ltd.	100	17,946
Olympus Corp.	1,800	32,306
Omron Corp.	2,000	143,553
Ono Pharmaceutical Co., Ltd.	700	19,634
Oracle Corp. Japan	200	24,017
Oriental Land Co., Ltd.	700	84,249
ORIX Corp.	2,100	22,599
Otsuka Corp.	400	20,632
Otsuka Holdings Co., Ltd.	1,200	49,893
Pan Pacific International Holdings Corp.	900	20,407
Panasonic Corp.	4,900	42,089
PeptiDream, Inc.†	5,300	213,003
Pigeon Corp.	300	11,660
Pola Orbis Holdings, Inc.	11,744	194,254
Rakuten, Inc.	3,200	29,258
Recruit Holdings Co., Ltd.	10,500	325,881
Renesas Electronics Corp.†	4,600	25,538
Rengo Co., Ltd.	1,500	11,330

Security Description	Shares	Value (Note 2)
Japan (continued)
Resona Holdings, Inc.	3,600	$11,809
Ricoh Co., Ltd.	1,500	9,565
Rohm Co., Ltd.	1,800	114,629
Ryohin Keikaku Co., Ltd.	200	2,404
Sankyo Co., Ltd.	500	12,489
Sankyu, Inc.	800	27,547
Santen Pharmaceutical Co., Ltd.	700	11,788
Sanwa Holdings Corp.	900	7,708
SBI Holdings, Inc.	400	8,340
SCSK Corp.	300	15,171
Secom Co., Ltd.	100	8,579
Seiko Epson Corp.	3,400	36,174
Sekisui House, Ltd.	500	9,145
Seria Co., Ltd.	500	19,991
Seven & i Holdings Co., Ltd.	15,400	469,212
Shimadzu Corp.	900	22,919
Shimamura Co., Ltd.	200	13,849
Shimano, Inc.	100	21,839
Shin-Etsu Chemical Co., Ltd.	2,100	246,239
Shionogi & Co., Ltd.	5,340	317,176
Shiseido Co., Ltd.	964	53,424
Shizuoka Bank, Ltd.	1,100	7,174
SMC Corp.	200	104,339
Softbank Corp.	29,700	398,067
SoftBank Group Corp.	11,556	727,813
Sohgo Security Services Co., Ltd.	300	14,071
Sompo Holdings, Inc.	300	9,883
Sony Corp.	10,300	798,719
Stanley Electric Co., Ltd.	400	9,545
Subaru Corp.	1,800	34,337
SUMCO Corp.	1,000	15,453
Sumitomo Chemical Co., Ltd.	6,846	19,831
Sumitomo Corp.	900	10,040
Sumitomo Dainippon Pharma Co., Ltd.	100	1,254
Sumitomo Electric Industries, Ltd.	2,000	22,290
Sumitomo Mitsui Financial Group, Inc.	7,200	192,488
Sumitomo Mitsui Trust Holdings, Inc.	7,000	180,759
Sumitomo Realty & Development Co., Ltd.	400	10,279
Sumitomo Rubber Industries, Ltd.	2,400	20,061
Sundrug Co., Ltd.	200	6,844
Suntory Beverage & Food, Ltd.	3,100	117,181
Suzuki Motor Corp.	600	19,925
Sysmex Corp.	3,000	231,010
T&D Holdings, Inc.	25,524	210,820
Taisei Corp.	1,100	37,931
Taisho Pharmaceutical Holdings Co., Ltd.	120	6,782
Takara Bio, Inc.	6,800	180,358
Takeda Pharmaceutical Co., Ltd.	21,700	772,053
TDK Corp.	600	67,027
Teijin, Ltd.	9,413	135,737
Terumo Corp.	1,000	37,632
Toho Co., Ltd.	600	17,854
Tokio Marine Holdings, Inc.	4,400	185,830
Tokyo Electron, Ltd.	200	54,638
Tokyo Gas Co., Ltd.	300	6,358
Tokyu Corp.	1,200	13,286
Toray Industries, Inc.	4,600	19,965
Toshiba Corp.	1,800	54,931
TOTO, Ltd.	800	29,965
Toyo Seikan Group Holdings, Ltd.	1,300	14,320
Toyo Suisan Kaisha, Ltd.	200	12,086

20

SunAmerica Series Trust SA Blackrock VCP Global Multi Asset Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Japan (continued)
Toyoda Gosei Co., Ltd.	300	$5,858
Toyota Industries Corp.	700	35,585
Toyota Motor Corp.	30,885	1,839,896
Toyota Tsusho Corp.	200	5,048
Trend Micro, Inc.	200	11,652
Tsuruha Holdings, Inc.	100	13,782
Ube Industries, Ltd.	5,600	91,449
Ulvac Inc	600	17,799
Unicharm Corp.	7,100	319,111
USS Co., Ltd.	500	7,480
Welcia Holdings Co., Ltd.	100	9,152
West Japan Railway Co.	2,000	86,157
Yakult Honsha Co., Ltd.	500	28,413
Yamada Denki Co., Ltd.	8,800	38,200
Yamaha Corp.	400	18,327
Yamaha Motor Co., Ltd.	7,500	110,238
Yaskawa Electric Corp.	2,700	89,938
Yokogawa Electric Corp.	700	10,756
Yokohama Rubber Co., Ltd.	400	5,131
Z Holdings Corp.	28,400	149,892

		26,647,195

Jersey — 0.2%
Amcor PLC	1,765	18,180
Aptiv PLC	1,031	80,160
Experian PLC	27,158	956,997
Ferguson PLC	903	80,760
Glencore PLC	8,666	19,984
WPP PLC	5,095	38,107

		1,194,188

Liberia — 0.0%
Royal Caribbean Cruises, Ltd.	1,574	76,670

Luxembourg — 0.0%
APERAM SA	751	21,435
ArcelorMittal†	1,315	14,625
Aroundtown SA†	672	4,054
Eurofins Scientific SE†	20	13,050
RTL Group SA†	734	24,313
Tenaris SA	6,280	36,757

		114,234

Netherlands — 0.8%
ABN AMRO Group NV CVA*	21,674	180,904
Adyen NV†*	34	56,763
Aegon NV	11	32
AerCap Holdings NV†	349	9,399
Airbus SE†	5,450	402,111
Akzo Nobel NV	4,723	446,251
ASML Holding NV	3,444	1,216,572
ASR Nederland NV	1,049	34,003
Boskalis Westminster NV†	541	10,177
CNH Industrial NV†	6,450	44,313
Davide Campari-Milano NV	1,342	13,524
Euronext NV*	221	25,325
EXOR NV	2,213	125,198
Ferrari NV	213	38,181
Fiat Chrysler Automobiles NV†	1,409	14,427
GrandVision NV†*	1	29
Heineken Holding NV	588	50,984
Heineken NV	2,112	205,366
ING Groep NV†	11,935	82,746

Security Description	Shares	Value (Note 2)
Netherlands (continued)
Just Eat Takeaway.com NV†*	179	$19,354
Koninklijke Ahold Delhaize NV	1,877	54,106
Koninklijke DSM NV	381	58,177
Koninklijke KPN NV	4,471	11,597
Koninklijke Philips NV†	4,946	256,939
Koninklijke Vopak NV	103	5,624
LyondellBasell Industries NV, Class A	445	27,821
NN Group NV	254	9,340
NXP Semiconductors NV	118	13,869
Prosus NV†	5,716	555,831
QIAGEN NV†	423	21,008
Randstad NV	425	20,486
Signify NV†*	4,642	138,667
STMicroelectronics NV	23,252	658,050
Unilever NV	8,516	504,078
Wolters Kluwer NV	10,140	801,712

		6,112,964

New Zealand — 0.0%
a2 Milk Co., Ltd. (NZX)†	1,544	21,357
a2 Milk Co., Ltd. (ASX)†	2,419	33,338
Auckland International Airport, Ltd.	3,570	15,148
Contact Energy, Ltd.	3,561	13,806
Fisher & Paykel Healthcare Corp., Ltd.	3,383	80,815
Fletcher Building, Ltd.	1,996	4,483
Mercury NZ, Ltd.	2,485	7,703
Meridian Energy, Ltd.	4,883	15,701
Ryman Healthcare, Ltd.	1,248	11,002
Spark New Zealand, Ltd.	5,613	18,311

		221,664

Norway — 0.2%
DNB ASA†	3,143	48,314
Equinor ASA	50,943	758,934
Gjensidige Forsikring ASA†	1,126	23,151
Mowi ASA	1,298	23,508
NEL ASA†	47,532	98,692
Norsk Hydro ASA†	6,214	17,504
Orkla ASA	4,971	49,035
Schibsted ASA, Class A†	402	14,615
Schibsted ASA, Class B†	387	12,799
Telenor ASA	11,779	182,946
Yara International ASA	362	15,224

		1,244,722

Panama — 0.0%
Carnival Corp.	4,643	64,445

Papua New Guinea — 0.0%
Oil Search, Ltd.	2,934	6,121

Portugal — 0.1%
EDP—Energias de Portugal SA	57,082	289,077
Galp Energia SGPS SA	7,037	74,116
Jeronimo Martins SGPS SA	1,749	29,521

		392,714

Singapore — 0.1%
Ascendas Real Estate Investment Trust	11,200	28,612
CapitaLand Commercial Trust	13,300	15,738
CapitaLand Mall Trust	6,000	8,152
CapitaLand, Ltd.	7,830	15,569
City Developments, Ltd.	2,600	15,296
DBS Group Holdings, Ltd.	8,782	125,254
Jardine Cycle & Carriage, Ltd.	300	4,325

21

SunAmerica Series Trust SA Blackrock VCP Global Multi Asset Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Singapore (continued)
Keppel rp., Ltd.	1,400	$5,482
Mapletree Commercial Trust	6,900	9,182
Mapletree Logistics Trust	11,100	17,138
Oversea-Chinese Banking Corp., Ltd.	18,837	116,443
SATS, Ltd.	2,200	4,330
Singapore Technologies Engineering, Ltd.	7,600	18,219
Singapore Telecommunications, Ltd.	109,800	199,536
Suntec Real Estate Investment Trust	6,400	6,311
United Overseas Bank, Ltd.	3,700	51,985
UOL Group, Ltd.	2,300	11,025
Wilmar International, Ltd.	10,800	36,592

		689,189

Spain — 0.3%
Acerinox SA†	1,749	15,019
ACS Actividades de Construccion y Servicios SA	12	278
Aena SME SA†*	186	24,239
Amadeus IT Group SA	688	34,553
Banco Bilbao Vizcaya Argentaria SA	33,897	106,209
Banco Santander SA†	30,802	66,156
Bankinter SA	1,121	5,786
CaixaBank SA	4,865	10,511
Cellnex Telecom SA*	413	25,980
EDP Renovaveis SA	5,381	87,943
Endesa SA	529	15,042
Ferrovial SA	1,592	39,087
Grifols SA	2,447	71,435
Iberdrola SA	56,860	733,969
Iberdrola SA (Interim Shares)†	205	2,639
Industria de Diseno Textil SA	27,152	723,842
Inmobiliaria Colonial Socimi SA	1,193	10,202
Naturgy Energy Group SA	12,116	224,985
Repsol SA	9,194	71,773
Siemens Gamesa Renewable Energy SA	5,509	129,082
Telefonica SA	11,145	46,638
Zardoya Otis SA	2,116	14,051

		2,459,419

SupraNational — 0.0%
HKT Trust & HKT, Ltd.	25,000	36,854
Unibail-Rodamco-Westfield	5,345	280,588

		317,442

Sweden — 0.3%
Alfa Laval AB†	1,552	36,607
Assa Abloy AB, Class B	16,620	364,795
Atlas Copco AB, Class A	4,005	177,451
Atlas Copco AB, Class B	1,201	46,492
Boliden AB	798	21,761
Electrolux Professional AB Class B†	459	1,800
Elekta AB, Series B	2,212	22,583
Epiroc AB, Class A	700	9,797
Epiroc AB, Class B	871	11,885
EQT AB	588	13,807
Essity AB, Class B†	2,034	66,994
Evolution Gaming Group AB*	263	17,913
Fabege AB	23,976	305,888
Hennes & Mauritz AB, Class B	1,823	28,388
Hexagon AB, Class B†	604	39,366
Hufvudstaden AB, Class A	10,674	138,849

Security Description	Shares	Value (Note 2)
Sweden (continued)
ICA Gruppen AB	421	$20,660
Industrivarden AB, Class C†	1,093	26,882
Investment AB Latour, Class B	590	12,097
Investor AB, Class B	2,371	140,155
Kinnevik AB, Class B†	722	25,359
L E Lundbergforetagen AB, Class B†	3,201	149,937
Loomis AB†	782	18,685
Lundin Petroleum AB	525	12,164
Nibe Industrier AB, Class B†	573	13,766
Sandvik AB†	1,753	32,676
Securitas AB, Class B†	839	12,539
Skandinaviska Enskilda Banken AB, Class A†	4,238	41,077
Skanska AB, Class B†	504	10,180
SKF AB, Class B	819	15,151
SSAB AB, Class A†	31,808	94,019
Svenska Cellulosa AB SCA, Class B†	1,674	20,250
Svenska Handelsbanken AB, Class A†	11,236	106,489
Swedbank AB, Class A†	2,140	34,767
Swedish Match AB	298	22,832
Tele2 AB, Class B	8,604	122,002
Telefonaktiebolaget LM Ericsson, Class B	5,626	64,882
Telia Co AB	98,989	385,314
Volvo AB, Class B†	2,847	49,263

		2,735,522

Switzerland — 1.4%
ABB, Ltd.	1,943	48,672
Adecco Group AG	273	12,887
Alcon, Inc.†	5,667	342,437
Banque Cantonale Vaudoise	87	9,104
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	1	7,900
Cie Financiere Richemont SA	146	9,077
Coca-Cola HBC AG	4,734	124,681
Credit Suisse Group AG	3,254	34,870
EMS-Chemie Holding AG	27	23,303
Geberit AG	23	12,713
Givaudan SA	227	936,836
Julius Baer Group, Ltd.	319	14,056
Kuehne & Nagel International AG†	748	128,327
LafargeHolcim, Ltd.	390	18,469
Landis+Gyr Group AG†	162	9,920
Logitech International SA	76	5,508
Lonza Group AG	926	578,022
Nestle SA	34,441	4,080,406
Novartis AG	11,486	951,257
Partners Group Holding AG	33	31,964
Roche Holding AG	5,342	1,848,377
Sika AG	7,357	1,619,925
Sonova Holding AG†	148	33,240
Straumann Holding AG	13	12,803
Swiss Life Holding AG	18	6,552
Swiss Prime Site AG	114	10,365
Swiss Re AG	572	45,179
Swisscom AG	70	37,271
Temenos AG	77	11,442
UBS Group AG	8,280	97,503
Vifor Pharma AG	25	3,532
Zurich Insurance Group AG	209	77,262

		11,183,860

22

SunAmerica Series Trust SA Blackrock VCP Global Multi Asset Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
United Kingdom — 1.7%
3i Group PLC	1,726	$20,226
Abcam PLC	11,136	187,348
Admiral Group PLC	286	9,009
Anglo American PLC	648	15,991
Ashtead Group PLC	1,211	38,922
Associated British Foods PLC	1,086	25,221
AstraZeneca PLC	11,331	1,256,758
Atlassian Corp. PLC, Class A†	1,459	257,732
Auto Trader Group PLC*	3,531	24,923
AVEVA Group PLC	221	12,050
Aviva PLC	5,256	18,297
Babcock International Group PLC	2,809	10,604
BAE Systems PLC	13,764	88,757
Barclays PLC	33,623	44,656
Barratt Developments PLC	13,233	89,107
Bellway PLC	998	33,424
Berkeley Group Holdings PLC	2,013	117,984
BHP Group PLC	3,075	67,066
BP PLC	128,718	466,627
British American Tobacco PLC	23,200	769,937
British Land Co. PLC	1,226	5,906
Britvic PLC	1,079	11,311
BT Group PLC	239,242	310,423
Bunzl PLC	678	19,569
Burberry Group PLC	565	9,312
Centrica PLC	97,910	62,815
Cineworld Group PLC	26,382	13,307
Coca-Cola European Partners PLC	11,923	490,870
Compass Group PLC	12,625	174,582
ConvaTec Group PLC*	3,730	9,931
Croda International PLC	710	53,430
Derwent London PLC	515	19,472
Diageo PLC	31,058	1,138,093
Direct Line Insurance Group PLC	2,239	8,730
easyJet PLC	1,497	9,763
Evraz PLC	2,076	7,901
GlaxoSmithKline PLC	42,299	849,435
Great Portland Estates PLC	1,582	12,258
Halma PLC	741	21,223
Hargreaves Lansdown PLC	473	10,882
Hikma Pharmaceuticals PLC	984	27,751
HomeServe PLC	8,521	148,840
Howden Joinery Group PLC	13,078	84,346
HSBC Holdings PLC	105,585	480,172
IG Group Holdings PLC	6,665	64,228
Imperial Brands PLC	1,130	18,961
Informa PLC	56,401	274,702
InterContinental Hotels Group PLC	132	6,130
International Game Technology PLC	24,166	238,277
Intertek Group PLC	132	9,336
ITV PLC	43,157	32,020
J Sainsbury PLC	7,179	17,635
JD Sports Fashion PLC	755	6,023
Johnson Matthey PLC	10,136	298,764
Kingfisher PLC	12,808	40,773
Land Securities Group PLC	2,787	21,147
Legal & General Group PLC	12,407	35,105
Liberty Global PLC, Class A†	498	11,656
Liberty Global PLC, Class C†	888	20,211
Lloyds Banking Group PLC	33,560	11,638
London Stock Exchange Group PLC	702	78,302
M&G PLC	3,526	7,466

Security Description	Shares	Value (Note 2)
United Kingdom (continued)
Marks & Spencer Group PLC	23,425	$29,287
Meggitt PLC	16,690	59,191
Melrose Industries PLC	6,105	6,885
Micro Focus International PLC	12,231	44,593
Mondi PLC	2,424	43,488
Moneysupermarket.com Group PLC	8,176	31,632
National Grid PLC	18,150	214,655
Natwest Group PLC	11,988	16,757
Next PLC	237	17,011
NMC Health PLC†(1)	128	0
Ocado Group PLC†	2,796	75,148
Pearson PLC	1,598	11,062
Persimmon PLC†	640	20,262
Prudential PLC	4,376	63,956
Reckitt Benckiser Group PLC	2,073	209,669
RELX PLC	41,766	886,651
Rentokil Initial PLC	7,796	54,822
Rightmove PLC	4,862	35,358
Rio Tinto PLC	1,810	110,313
Rolls-Royce Holdings PLC	19,499	59,578
Rotork PLC	3,280	12,085
Royal Dutch Shell PLC, Class A	29,663	438,322
Royal Dutch Shell PLC, Class B	35,259	499,108
RSA Insurance Group PLC	758	4,286
Sage Group PLC	2,049	19,627
Schroders PLC	288	11,233
Segro PLC	2,376	30,265
Severn Trent PLC	238	7,660
Smith & Nephew PLC	5,980	119,388
Spirax-Sarco Engineering PLC	158	21,415
SSE PLC	44,745	765,760
St James’s Place PLC	1,454	18,041
Standard Chartered PLC	15,453	78,548
Standard Life Aberdeen PLC	3,311	10,937
Tate & Lyle PLC	1,591	13,575
Taylor Wimpey PLC	45,292	70,656
TechnipFMC PLC	19,206	154,224
Tesco PLC	33,654	95,956
Travis Perkins PLC	694	10,136
Unilever PLC	5,081	305,166
United Utilities Group PLC	459	5,429
Vodafone Group PLC	174,792	265,489
Whitbread PLC†	569	16,317
William Hill PLC	9,429	12,953
WM Morrison Supermarkets PLC	9,521	23,350

		13,727,579

United States — 19.0%
3M Co.	2,347	353,153
Abbott Laboratories	12,996	1,307,917
AbbVie, Inc.	11,341	1,076,374
ABIOMED, Inc.†	70	20,996
Activision Blizzard, Inc.	1,589	131,299
Adobe, Inc.†	1,005	446,542
Advance Auto Parts, Inc.	407	61,107
Advanced Micro Devices, Inc.†	1,263	97,794
Aflac, Inc.	3,302	117,452
Agilent Technologies, Inc.	446	42,963
AGNC Investment Corp.	1,281	17,422
Air Products & Chemicals, Inc.	452	129,557
Akamai Technologies, Inc.†	241	27,098
Alaska Air Group, Inc.	1,234	42,499
Alexandria Real Estate Equities, Inc.	212	37,641

23

SunAmerica Series Trust SA Blackrock VCP Global Multi Asset Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
United States (continued)
Alexion Pharmaceuticals, Inc.†	1,104	$113,149
Align Technology, Inc.†	125	36,727
Allstate Corp.	157	14,819
Ally Financial, Inc.	562	11,296
Alnylam Pharmaceuticals, Inc.†	184	26,820
Alphabet, Inc., Class A†	2,165	3,221,412
Alphabet, Inc., Class C†	1,743	2,584,799
Altice USA, Inc., Class A†	1,107	29,878
Altria Group, Inc.	7,406	304,757
Amazon.com, Inc.†	2,428	7,683,843
AMERCO	53	16,840
American Airlines Group, Inc.	4,529	50,362
American Electric Power Co., Inc.	847	73,587
American Express Co.	8,320	776,422
American Financial Group, Inc.	166	10,088
American Tower Corp.	6,102	1,595,002
American Water Works Co., Inc.	156	22,974
Ameriprise Financial, Inc.	219	33,645
AmerisourceBergen Corp.	669	67,027
AMETEK, Inc.	328	30,586
Amgen, Inc.	3,128	765,328
Amphenol Corp., Class A	345	36,487
Analog Devices, Inc.	211	24,233
Anaplan, Inc.†	928	42,140
Annaly Capital Management, Inc.	3,516	26,054
ANSYS, Inc.†	98	30,439
Anthem, Inc.	1,143	312,953
Apollo Global Management, Inc.	373	18,314
Apple, Inc.	26,043	11,069,317
Applied Materials, Inc.	1,883	121,133
Aramark	1,430	30,202
Archer-Daniels-Midland Co.	1,392	59,619
Arconic Corp.†	110	1,792
Arthur J. Gallagher & Co.	91	9,782
AT&T, Inc.	57,962	1,714,516
Autodesk, Inc.†	452	106,866
Autoliv, Inc.	821	53,390
Automatic Data Processing, Inc.	911	121,081
AutoNation, Inc.†	1,681	86,303
AutoZone, Inc.†	177	213,713
Avalara, Inc.†	184	24,739
AvalonBay Communities, Inc.	251	38,433
Avangrid, Inc.	10,779	536,686
Avantor, Inc.†	850	18,768
Axon Enterprise, Inc.†	97	8,064
Baker Hughes Co.	1,925	29,818
Ball Corp. (LSE)	644	47,418
Ball Corp. (NYSE)	814	59,935
Bank of America Corp.	17,841	443,884
Bank of New York Mellon Corp.	2,075	74,389
Baxter International, Inc.	675	58,306
Becton Dickinson and Co.	488	137,294
Berkshire Hathaway, Inc., Class B†	3,728	729,868
Best Buy Co., Inc.	1,118	111,342
Bio-Rad Laboratories, Inc., Class A†	27	14,172
Biogen, Inc.†	1,537	422,199
BioMarin Pharmaceutical, Inc.†	309	37,021
Black Knight, Inc.†	509	38,134
Blackstone Group, Inc., Class A	1,756	93,560
Boeing Co.	1,078	170,324
Booking Holdings, Inc.†	150	249,319
Booz Allen Hamilton Holding Corp.	328	26,817

Security Description	Shares	Value (Note 2)
United States (continued)
Boston Properties, Inc.	203	$18,085
Boston Scientific Corp.†	14,851	572,803
Bristol-Myers Squibb Co.	19,201	1,126,331
Bristol-Myers Squibb Co. CVR†	4,247	15,289
Broadcom, Inc.	681	215,707
Broadridge Financial Solutions, Inc.	258	34,660
Brown-Forman Corp., Class B	1,510	104,703
Burlington Stores, Inc.†	1,229	231,052
C.H. Robinson Worldwide, Inc.	782	73,289
Cable One, Inc.	3	5,468
Cabot Oil & Gas Corp.	1,279	23,917
CACI International, Inc., Class A†	414	86,037
Cadence Design Systems, Inc.†	1,807	197,415
Caesars Entertainment, Inc.†	2,405	74,675
Camden Property Trust	153	13,894
Campbell Soup Co.	1,406	69,695
Capital One Financial Corp.	3,713	236,889
Cardinal Health, Inc.	709	38,726
Carlisle Cos., Inc.	1,119	133,251
Carlyle Group, Inc.	557	15,858
CarMax, Inc.†	864	83,782
Catalent, Inc.†	2,156	188,305
Cboe Global Markets, Inc.	479	42,008
CBRE Group, Inc., Class A†	538	23,570
CDK Global, Inc.	282	12,820
CDW Corp.	239	27,784
Centene Corp.†	670	43,717
CenturyLink, Inc.	3,691	35,618
Cerner Corp.	435	30,211
CF Industries Holdings, Inc.	308	9,650
Charles Schwab Corp.	10,531	349,103
Charter Communications, Inc., Class A†	210	121,800
Cheniere Energy, Inc.†	601	29,737
Chevron Corp.	7,370	618,638
Chipotle Mexican Grill, Inc.†	131	151,326
Choice Hotels International, Inc.	1,117	93,873
Church & Dwight Co., Inc.	582	56,064
Churchill Downs, Inc.	677	93,778
Cigna Corp.	957	165,264
Cincinnati Financial Corp.	172	13,404
Cintas Corp.	143	43,167
Cirrus Logic, Inc.†	3,292	225,601
Cisco Systems, Inc.	15,208	716,297
Citigroup, Inc.	7,592	379,676
Citizens Financial Group, Inc.	8,757	217,261
Citrix Systems, Inc.	214	30,551
Clorox Co.	312	73,791
CME Group, Inc.	2,783	462,479
CMS Energy Corp.	1,047	67,196
Coca-Cola Co.	26,845	1,268,158
Cognex Corp.	225	15,046
Cognizant Technology Solutions Corp., Class A	1,144	78,158
Colgate-Palmolive Co.	4,379	338,059
Comcast Corp., Class A	7,800	333,840
Comerica, Inc.	316	12,172
Conagra Brands, Inc.	2,552	95,572
Concho Resources, Inc.	557	29,265
ConocoPhillips	2,752	102,897
Consolidated Edison, Inc.	1,253	96,268
Constellation Brands, Inc., Class A	867	154,499
Cooper Cos., Inc.	59	16,693
Copart, Inc.†	1,439	134,187

24

SunAmerica Series Trust SA Blackrock VCP Global Multi Asset Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
United States (continued)
Corning, Inc.	494	$15,314
Corteva, Inc.	1,511	43,154
CoStar Group, Inc.†	66	56,084
Costco Wholesale Corp.	6,419	2,089,577
Coty, Inc., Class A	2,663	9,880
Coupa Software, Inc.†	131	40,145
Crowdstrike Holdings, Inc., Class A†	193	21,848
Crown Castle International Corp.	833	138,861
CSX Corp.	6,156	439,169
Cummins, Inc.	193	37,299
Curtiss-Wright Corp.	957	85,288
CVS Health Corp.	3,854	242,571
D.R. Horton, Inc.	656	43,401
Danaher Corp.	2,157	439,597
Darden Restaurants, Inc.	3,915	297,148
Datadog, Inc., Class A†	194	18,209
DaVita, Inc.†	445	38,889
Deere & Co.	253	44,606
Dell Technologies, Inc., Class C†	522	31,231
Delta Air Lines, Inc.	7,900	197,263
DENTSPLY SIRONA, Inc.	231	10,303
Devon Energy Corp.	1,495	15,683
DexCom, Inc.†	162	70,557
Diamondback Energy, Inc.	390	15,545
Digital Realty Trust, Inc.	548	87,976
Discover Financial Services	672	33,217
DISH Network Corp., Class A†	1,178	37,826
DocuSign, Inc.†	379	82,179
Dolby Laboratories, Inc., Class A	1,298	90,341
Dollar General Corp.	739	140,706
Dollar Tree, Inc.†	772	72,066
Dominion Energy, Inc.	1,077	87,269
Domino’s Pizza, Inc.	226	87,374
Dow, Inc.	1,566	64,300
Dropbox, Inc., Class A†	2,508	57,057
DTE Energy Co.	227	26,248
Duke Energy Corp.	995	84,316
Duke Realty Corp.	687	27,611
DuPont de Nemours, Inc.	864	46,207
Dynatrace, Inc.†	241	10,081
E*TRADE Financial Corp.	588	29,853
East West Bancorp, Inc.	403	13,968
eBay, Inc.	2,643	146,105
Ecolab, Inc.	2,874	537,668
Edison International	1,508	83,950
Edwards Lifesciences Corp.†	11,193	877,643
Electronic Arts, Inc.†	587	83,131
Eli Lilly & Co.	1,209	181,701
EMCOR Group, Inc.	108	7,398
Entergy Corp.	280	29,436
EOG Resources, Inc.	1,525	71,446
EPAM Systems, Inc.†	109	31,619
Equifax, Inc.	196	31,862
Equinix, Inc.	319	250,568
Equitable Holdings, Inc.	590	12,071
Equity LifeStyle Properties, Inc.	208	14,211
Equity Residential	692	37,112
Essex Property Trust, Inc.	106	23,398
Estee Lauder Cos., Inc., Class A	3,041	600,719
Evergy, Inc.	244	15,819
Eversource Energy	250	22,517
Exact Sciences Corp.†	218	20,655
Exelon Corp.	1,689	65,212

Security Description	Shares	Value (Note 2)
United States (continued)
Expedia Group, Inc.	2,384	$193,128
Expeditors International of Washington, Inc.	1,033	87,299
Extra Space Storage, Inc.	208	21,495
Exxon Mobil Corp.	9,563	402,411
Facebook, Inc., Class A†	8,445	2,142,243
FactSet Research Systems, Inc.	832	288,122
Fair Isaac Corp.†	62	27,230
Fastenal Co.	1,291	60,729
Federal Realty Investment Trust	56	4,273
FedEx Corp.	882	148,529
Fidelity National Financial, Inc.	427	13,818
Fidelity National Information Services, Inc.	1,343	196,494
Fifth Third Bancorp	1,728	34,318
FireEye, Inc.†	2,030	30,653
First Horizon National Corp.	43,252	400,946
First Republic Bank	450	50,616
FirstEnergy Corp.	819	23,751
Fiserv, Inc.†	7,599	758,304
FleetCor Technologies, Inc.†	173	44,733
FLIR Systems, Inc.	122	5,083
FMC Corp.	49	5,196
FNB Corp.	3,526	26,128
Foot Locker, Inc.	3,186	93,637
Ford Motor Co.	43,785	289,419
Fortinet, Inc.†	1,491	206,205
Fortive Corp.	582	40,851
Fox Corp., Class A	294	7,576
Franklin Resources, Inc.	9,254	194,797
Gap, Inc.	45,125	603,321
Gartner, Inc.†	208	25,925
General Dynamics Corp.	232	34,044
General Mills, Inc.	2,640	167,033
General Motors Co.	1,817	45,225
Genuine Parts Co.	719	64,818
Gilead Sciences, Inc.	9,232	641,901
Global Payments, Inc.	654	116,425
GoDaddy, Inc., Class A†	3,908	274,654
Goldman Sachs Group, Inc.	796	157,576
Guidewire Software, Inc.†	189	22,238
H&R Block, Inc.	3,801	55,114
Halliburton Co.	3,029	43,406
Hanesbrands, Inc.	7,815	110,426
Harley-Davidson, Inc.	179	4,659
HCA Healthcare, Inc.	988	125,120
HD Supply Holdings, Inc.†	440	15,444
Healthpeak Properties, Inc.	924	25,216
Henry Schein, Inc.†	396	27,217
Hershey Co.	746	108,476
Hess Corp.	824	40,549
Hewlett Packard Enterprise Co.	10,842	107,011
Hilton Worldwide Holdings, Inc.	3,883	291,419
HollyFrontier Corp.	439	12,072
Hologic, Inc.†	416	29,028
Home Depot, Inc.	12,402	3,292,607
Honeywell International, Inc.	108	16,132
Hormel Foods Corp.	2,090	106,297
Host Hotels & Resorts, Inc.	751	8,096
Howmet Aerospace, Inc.	688	10,169
HP, Inc.	2,586	45,462
HubSpot, Inc.†	238	55,837
Humana, Inc.	167	65,539
Huntington Bancshares, Inc.	2,555	23,685

25

SunAmerica Series Trust SA Blackrock VCP Global Multi Asset Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
United States (continued)
Hyatt Hotels Corp., Class A	1,855	$89,040
IAA, Inc.†	197	8,540
IAC/InterActiveCorp†	162	21,452
IDACORP, Inc.	6,360	593,070
IDEX Corp.	1,009	166,303
IDEXX Laboratories, Inc.†	146	58,071
Illinois Tool Works, Inc.	404	74,736
Illumina, Inc.†	240	91,718
Incyte Corp.†	909	89,773
Ingersoll Rand, Inc.†	219	6,918
Ingredion, Inc.	385	33,302
Inovio Pharmaceuticals, Inc.†	8,872	172,472
Insulet Corp.†	96	19,523
Intel Corp.	19,985	953,884
Interactive Brokers Group, Inc., Class A	1,074	53,270
Intercontinental Exchange, Inc.	5,581	540,129
International Business Machines Corp.	2,962	364,148
Intuit, Inc.	6,712	2,056,355
Intuitive Surgical, Inc.†	203	139,144
Invitation Homes, Inc.	828	24,691
Ionis Pharmaceuticals, Inc.†	125	7,195
IPG Photonics Corp.†	40	7,160
IQVIA Holdings, Inc.†	265	41,973
Iron Mountain, Inc.	3,072	86,600
J.M. Smucker Co.	714	78,076
J2 Global, Inc.†	607	34,429
Jack Henry & Associates, Inc.	181	32,272
JB Hunt Transport Services, Inc.	266	34,420
Johnson & Johnson	15,317	2,232,606
Jones Lang LaSalle, Inc.	38	3,759
JPMorgan Chase & Co.	18,759	1,812,870
Kellogg Co.	1,347	92,930
Keurig Dr Pepper, Inc.	4,388	134,229
KeyCorp	2,222	26,686
Kimberly-Clark Corp.	705	107,188
Kimco Realty Corp.	360	4,014
Kinder Morgan, Inc.	4,887	68,907
KKR & Co., Inc., Class A	1,392	49,235
Knight-Swift Transportation Holdings, Inc.	453	19,701
Kohl’s Corp.	9,002	171,398
Kraft Heinz Co.	3,860	132,707
Kroger Co.	3,556	123,713
L Brands, Inc.	4,833	117,974
L3Harris Technologies, Inc.	2,770	466,274
Laboratory Corp. of America Holdings†	370	71,380
Lamb Weston Holdings, Inc.	974	58,518
Las Vegas Sands Corp.	6,302	275,019
Leidos Holdings, Inc.	365	34,733
LendingTree, Inc.†	201	69,604
Lennar Corp., Class A	558	40,371
Lennox International, Inc.	52	13,943
Liberty Broadband Corp., Class C†	91	12,492
LKQ Corp.†	993	27,993
Lockheed Martin Corp.	3,076	1,165,712
Lowe’s Cos., Inc.	8,028	1,195,449
Lululemon Athletica, Inc.†	87	28,326
M&T Bank Corp.	570	60,391
Marathon Petroleum Corp.	2,013	76,897
Markel Corp.†	11	11,490
MarketAxess Holdings, Inc.	482	249,049

Security Description	Shares	Value (Note 2)
United States (continued)
Marriott International, Inc., Class A	3,846	$322,391
Marsh & McLennan Cos., Inc.	6,571	766,179
Masimo Corp.†	72	15,849
Mastercard, Inc., Class A	6,035	1,861,979
Match Group, Inc.†	467	47,961
McCormick & Co., Inc.	595	115,965
McDonald’s Corp.	2,336	453,838
McKesson Corp.	590	88,594
Medallia, Inc.†	3,801	116,805
Medical Properties Trust, Inc.	765	15,399
MercadoLibre, Inc.†	119	133,830
Merck & Co., Inc.	25,969	2,083,753
MetLife, Inc.	3,158	119,530
Mettler-Toledo International, Inc.†	36	33,660
MGIC Investment Corp.	7,222	59,726
MGM Resorts International	12,050	193,884
Micron Technology, Inc.†	1,103	55,211
Microsoft Corp.	42,066	8,623,951
Mid-America Apartment Communities, Inc.	189	22,527
Middleby Corp.†	59	4,901
Moderna, Inc.†	2,798	207,332
Molson Coors Beverage Co., Class B	1,324	49,676
Mondelez International, Inc., Class A	18,342	1,017,798
MongoDB, Inc.†	73	16,723
Monster Beverage Corp.†	2,089	163,945
Moody’s Corp.	1,863	524,062
Morgan Stanley	3,016	147,422
MSCI, Inc.	281	105,650
Nasdaq, Inc.	333	43,726
National Instruments Corp.	7,186	255,103
National Oilwell Varco, Inc.	1,490	17,150
National Retail Properties, Inc.	348	12,337
NetApp, Inc.	6,554	290,342
Netflix, Inc.†	2,662	1,301,399
Neurocrine Biosciences, Inc.†	125	15,045
New Relic, Inc.†	2,651	187,982
Nexstar Media Group, Inc., Class A	162	14,199
NextEra Energy, Inc.	899	252,349
NIKE, Inc., Class B	21,606	2,108,962
Nordstrom, Inc.	10,405	142,444
Norfolk Southern Corp.	585	112,443
Northern Trust Corp.	546	42,779
Northrop Grumman Corp.	2,652	861,927
NortonLifeLock, Inc.	177	3,797
Novavax, Inc.†	1,286	184,027
NRG Energy, Inc.	216	7,303
Nucor Corp.	2,681	112,468
Nutanix, Inc., Class A†	487	10,807
NVIDIA Corp.	3,477	1,476,299
NVR, Inc.†	7	27,511
O’Reilly Automotive, Inc.†	312	148,943
Occidental Petroleum Corp.	2,530	39,822
Okta, Inc.†	222	49,058
Old Dominion Freight Line, Inc.	273	49,910
Omega Healthcare Investors, Inc.	383	12,402
ON Semiconductor Corp.†	240	4,944
ONEOK, Inc.	2,355	65,728
Oracle Corp.	4,465	247,584
Otis Worldwide Corp.	220	13,803
PACCAR, Inc.	50	4,254
Palo Alto Networks, Inc.†	24	6,142
Parker-Hannifin Corp.	28	5,010
Paychex, Inc.	851	61,204

26

SunAmerica Series Trust SA Blackrock VCP Global Multi Asset Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
United States (continued)
Paycom Software, Inc.†	455	$129,388
Paylocity Holding Corp.†	906	120,679
PayPal Holdings, Inc.†	7,160	1,403,861
Penn National Gaming, Inc.†	2,699	91,361
People’s United Financial, Inc.	610	6,582
PepsiCo, Inc.	13,719	1,888,558
PerkinElmer, Inc.	100	11,891
Pfizer, Inc.	32,922	1,266,839
Philip Morris International, Inc.	5,110	392,499
Phillips 66	1,284	79,634
Pinnacle Financial Partners, Inc.	387	15,333
Pinnacle West Capital Corp.	137	11,382
Pinterest, Inc., Class A†	1,375	47,149
Pioneer Natural Resources Co.	457	44,292
Planet Fitness, Inc., Class A†	1,657	86,495
Polaris, Inc.	201	20,830
Pool Corp.	865	273,945
PPG Industries, Inc.	2,515	270,740
PPL Corp.	1,072	28,537
Primerica, Inc.	70	8,376
Procter & Gamble Co.	8,014	1,050,796
Progressive Corp.	756	68,297
Prologis, Inc.	1,823	192,181
Prosperity Bancshares, Inc.	214	11,890
Prudential Financial, Inc.	9,404	595,931
PTC, Inc.†	201	17,198
Public Service Enterprise Group, Inc.	479	26,795
Public Storage	274	54,767
PulteGroup, Inc.	530	23,108
Qorvo, Inc.†	63	8,073
QTS Realty Trust, Inc., Class A	3,489	251,034
QUALCOMM, Inc.	1,711	180,699
Quest Diagnostics, Inc.	2,912	370,028
Radian Group, Inc.	3,101	46,267
Ralph Lauren Corp.	1,479	105,453
Raymond James Financial, Inc.	361	25,082
Raytheon Technologies Corp.	1,418	80,372
Realty Income Corp.	639	38,372
Regency Centers Corp.	163	6,688
Regeneron Pharmaceuticals, Inc.†	825	521,458
Regions Financial Corp.	2,181	23,686
Reinsurance Group of America, Inc.	712	60,698
Republic Services, Inc.	309	26,960
ResMed, Inc.	750	151,882
RH†	342	98,301
RingCentral, Inc., Class A†	168	48,765
Robert Half International, Inc.	202	10,276
Rockwell Automation, Inc.	36	7,853
Roper Technologies, Inc.	1,099	475,263
Ross Stores, Inc.	6,697	600,520
S&P Global, Inc.	2,667	934,117
salesforce.com, Inc.†	10,931	2,129,905
Sarepta Therapeutics, Inc.†	90	13,817
SBA Communications Corp.	1,770	551,426
Seattle Genetics, Inc.†	190	31,591
SEI Investments Co.	335	17,531
ServiceNow, Inc.†	1,610	707,112
Sherwin-Williams Co.	1,428	925,230
Signature Bank	98	10,048
Silicon Laboratories, Inc.†	2,289	230,067
Simon Property Group, Inc.	555	34,604
Sirius XM Holdings, Inc.	169,283	995,384
Skechers U.S.A., Inc., Class A†	8,020	234,826

Security Description	Shares	Value (Note 2)
United States (continued)
Skyworks Solutions, Inc.	43	$6,260
Slack Technologies, Inc., Class A†	576	17,021
Snap, Inc., Class A†	1,544	34,616
Sonoco Products Co.	362	18,730
Southern Co.	4,839	264,258
Southwest Airlines Co.	7,383	228,061
Splunk, Inc.†	350	73,437
Square, Inc., Class A†	752	97,647
SS&C Technologies Holdings, Inc.	546	31,395
Stanley Black & Decker, Inc.	150	22,998
Starbucks Corp.	3,977	304,360
State Street Corp.	930	59,325
Steel Dynamics, Inc.	2,468	67,648
Stryker Corp.	1,667	322,231
Sun Communities, Inc.	146	21,890
SVB Financial Group†	204	45,751
Synchrony Financial	1,505	33,306
Synopsys, Inc.†	91	18,129
Synovus Financial Corp.	10,880	219,232
Sysco Corp.	2,229	117,803
T-Mobile US, Inc.†	5,618	603,261
T. Rowe Price Group, Inc.	4,374	604,049
Take-Two Interactive Software, Inc.†	234	38,381
Tandem Diabetes Care, Inc.†	522	54,528
Target Corp.	1,399	176,106
TD Ameritrade Holding Corp.	942	33,808
Teladoc Health, Inc.†	111	26,377
Teledyne Technologies, Inc.†	18	5,521
Teleflex, Inc.	58	21,640
Tesla, Inc.†	336	480,735
Texas Instruments, Inc.	3,867	493,236
Thermo Fisher Scientific, Inc.	1,970	815,481
Tiffany & Co.	595	74,589
TJX Cos., Inc.	21,351	1,110,038
Toro Co.	5,959	425,175
Tractor Supply Co.	751	107,198
Trade Desk, Inc., Class A†	107	48,291
Tradeweb Markets, Inc.	271	14,653
TransDigm Group, Inc.	54	23,305
TransUnion	273	24,453
Travelers Cos., Inc.	190	21,740
Trimble, Inc.†	429	19,095
TripAdvisor, Inc.	4,899	99,107
Truist Financial Corp.	2,997	112,268
Twilio, Inc., Class A†	230	63,807
Twitter, Inc.†	13,896	505,814
Tyler Technologies, Inc.†	100	35,725
Tyson Foods, Inc., Class A	1,517	93,220
Uber Technologies, Inc.†	6,708	202,984
Ubiquiti, Inc.	38	7,041
UDR, Inc.	322	11,656
Ulta Beauty, Inc.†	407	78,547
Umpqua Holdings Corp.	2,645	28,698
Union Pacific Corp.	1,638	283,947
United Parcel Service, Inc., Class B	2,086	297,797
United Rentals, Inc.†	157	24,393
UnitedHealth Group, Inc.	5,135	1,554,775
Universal Health Services, Inc., Class B	340	37,366
US Bancorp	2,863	105,473
Vail Resorts, Inc.	1,195	229,476
Valero Energy Corp.	2,848	160,143
Varian Medical Systems, Inc.†	2,703	385,772
Veeva Systems, Inc., Class A†	1,020	269,861
Ventas, Inc.	704	27,005

27

SunAmerica Series Trust SA Blackrock VCP Global Multi Asset Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)
COMMON STOCKS (continued)
United States (continued)
VEREIT, Inc.	828	$5,390
VeriSign, Inc.†	1,351	285,980
Verisk Analytics, Inc.	248	46,800
Verizon Communications, Inc.	22,406	1,287,897
Vertex Pharmaceuticals, Inc.†	1,352	367,744
VF Corp.	2,776	167,559
ViacomCBS, Inc., Class B	240	6,257
ViaSat, Inc.†	383	14,539
VICI Properties, Inc.	874	18,975
Vir Biotechnology, Inc.†	3,625	173,130
Visa, Inc., Class A	15,140	2,882,656
Vistra Corp.	234	4,366
VMware, Inc., Class A†	4,090	573,459
Vornado Realty Trust	89	3,072
Voya Financial, Inc.	227	11,214
Walgreens Boots Alliance, Inc.	3,119	126,974
Walmart, Inc.	4,745	614,003
Walt Disney Co.	10,228	1,196,062
Waste Management, Inc.	759	83,186
Waters Corp.†	75	15,986
Wayfair, Inc., Class A†	650	172,958
Webster Financial Corp.	834	22,743
Wells Fargo & Co.	41,834	1,014,893
Welltower, Inc.	831	44,508
West Pharmaceutical Services, Inc.	105	28,231
Western Digital Corp.	115	4,957
Western Union Co.	475	11,533
Westlake Chemical Corp.	91	4,960
Weyerhaeuser Co.	1,384	38,489
Williams Cos., Inc.	3,152	60,298
Workday, Inc., Class A†	367	66,398
WP Carey, Inc.	322	22,981
WW Grainger, Inc.	211	72,063
Wynn Resorts, Ltd.	961	69,605
Xcel Energy, Inc.	494	34,106
Xerox Holdings Corp.	229	3,813
Xilinx, Inc.	70	7,515
XPO Logistics, Inc.†	618	46,362
Xylem, Inc.	3,901	284,695
Yum! Brands, Inc.	1,346	122,553
Zebra Technologies Corp., Class A†	167	46,885
Zillow Group, Inc., Class C†	274	18,739
Zimmer Biomet Holdings, Inc.	300	40,458
Zions Bancorp NA	384	12,468
Zoetis, Inc.	2,892	438,659
Zoom Video Communications, Inc., Class A†	238	60,431
ZoomInfo Technologies, Inc.† Class A	995	40,666

		151,534,148

Total Common Stocks (cost $247,708,273)		264,121,643

U.S. GOVERNMENT TREASURIES — 45.0%
United States Treasury Notes 0.38% due 07/31/2027	$7,000,000	6,991,796
0.63% due 05/15/2030	21,000,000	21,173,906
1.50% due 02/15/2030	28,122,700	30,692,192
1.63% due 08/15/2029	26,967,800	29,659,313
1.75% due 11/15/2029	22,783,000	25,364,777
2.25% due 08/15/2027	25,000,000	28,228,516

Security Description	Shares/ Principal Amount	Value (Note 2)
2.25% due 11/15/2027	$20,000,000	$22,647,656
2.38% due 05/15/2029	28,308,800	32,905,662
2.63% due 02/15/2029	30,503,400	35,984,480
2.75% due 02/15/2028	25,000,000	29,319,336
2.88% due 05/15/2028	23,500,000	27,888,809
2.88% due 08/15/2028	27,930,000	33,272,703
3.13% due 11/15/2028	27,902,900	33,942,352

Total U.S. Government Treasuries (cost $313,177,186)		358,071,498

OPTIONS - PURCHASED — 0.6%
Exchange-Traded Put Options - Purchased(2) (cost $7,202,866)	1,491	5,032,125

RIGHTS — 0.0%
Cellnex Telecom SA Expire 08/12/2020† (cost $0)	413	1,727

WARRANTS — 0.0%
Occidental Petroleum Corp. Expire 08/03/2027† (cost $0)	234	0

Total Long-Term Investment Securities (cost $568,088,325)		627,226,993

SHORT-TERM INVESTMENT SECURITIES — 17.1%
Registered Investment Companies —11.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.09%(3)	93,895,182	93,895,182

U.S. Government Treasuries — 5.3%
United States Cash Management Bills 0.13% due 10/06/2020	7,000,001	6,998,942

United States Treasury Bills 0.11% due 08/13/2020	7,000,000	6,999,825
0.12% due 09/17/2020	7,000,000	6,999,169
0.13% due 10/15/2020	7,000,000	6,998,545
0.14% due 11/12/2020	7,000,000	6,997,938
0.14% due 12/03/2020	7,000,000	6,997,450

		34,992,927

Total Short-Term Investment Securities (cost $135,884,068)		135,887,051

TOTAL INVESTMENTS (cost $703,972,393)(4)	95.9%	763,114,044
Other assets less liabilities	4.1	32,940,573

NET ASSETS	100.0%	$796,054,617

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2020, the aggregate value of these securities was $1,278,637 representing 0.2% of net assets.
(1)	Securities classified as Level 3 (see Note 2).
(2)	Options — Purchased:

28

SunAmerica Series Trust SA Blackrock VCP Global Multi Asset Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Exchange-Traded Put Options—Purchased

Issue	Expiration Month	Strike Price	Number of Contracts	Notional Amount*	Premiums Paid	Value at July 31, 2020	Unrealized Appreciation (Depreciation)
S&P 500 Index	December 2020	$3,271	1,491	487,723,992	$7,202,866	$5,032,125	$(2,170,741)

*	Notional amount is calculated by multiplying the number of contracts by the multiplier by the market value of the underlying security or index.

(3)	The rate shown is the 7-day yield as of July 31, 2020
(4)	See Note 3 for cost of investments on a tax basis.

ADR — American Depositary Receipt

ASX — Australian Stock Exchange

CDI — Chess Depositary Interest

CVA — Certification Van Aandelen (Dutch Cert.)

CVR — Contingent Value Rights

LSE — London Stock Exchange

NYSE — New York Stock Exchange

NZX — New Zealand Stock Exchange

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation

74	Long	Euro BTP	September 2020	$12,338,015	$12,812,876	$474,861

72	Long	Euro Stoxx 50 Index	September 2020	2,621,907	2,712,107	90,200

30	Short	FTSE 100 Index	September 2020	2,358,598	2,312,828	45,770

93	Long	FTSE/MIB Index	September 2020	10,215,464	10,442,355	226,891

1,137	Long	MSCI EAFE Index	September 2020	100,385,569	103,103,160	2,717,591

792	Long	S&P 500 E-Mini Index	September 2020	122,940,907	129,234,600	6,293,693

17	Short	TOPIX Index	September 2020	2,478,843	2,411,331	67,512

63	Long	U.S. Treasury Ultra Bonds	September 2020	13,758,675	14,344,313	585,638

						$10,502,156

						Unrealized Depreciation

120	Long	IBEX 35 Index	August 2020	$10,488,764	$9,783,510	$(705,254)

31	Short	S&P 500 E-Mini Index	September 2020	4,941,715	5,058,425	(116,710)

						$(821,964)

		Net Unrealized Appreciation (Depreciation)				$9,680,192

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Barclays Bank PLC	USD	223,889	GBP	171,000	09/16/2020	$2	$—

Citibank N.A.	NZD	447,951	USD	286,781	09/16/2020	—	(10,313)
	SGD	398,429	USD	285,454	09/16/2020	—	(4,545)

						—	(14,858)

Deutsche Bank AG	SEK	4,541,791	USD	484,101	09/16/2020	—	(33,403)
	USD	7,292,784	CAD	9,767,539	09/16/2020	139	—

						139	(33,403)

29

SunAmerica Series Trust SA Blackrock VCP Global Multi Asset Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Forward Foreign Currency Contracts — (continued)

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
JPMorgan Chase Bank	CAD	10,244,725	USD	7,601,633	09/16/2020	$—	$(47,580)
	JPY	24,069,000	USD	223,900	09/16/2020	—	(3,592)
	USD	269,079	AUD	377,000	09/16/2020	310	—
	USD	369,773	CHF	351,746	09/16/2020	15,313	—
	USD	250,918	EUR	222,000	09/16/2020	10,826	—
	USD	7,644,046	JPY	816,581,959	09/16/2020	74,011	—
	USD	261,470	NOK	2,379,000	09/16/2020	—	(46)

						100,460	(51,218)

Morgan Stanley and Co.	EUR	4,184,545	USD	4,767,697	09/16/2020	—	(165,992)
	NOK	4,676,071	USD	479,299	09/16/2020	—	(34,545)
	USD	179,975	AUD	252,000	09/16/2020	94	—
	USD	602,662	EUR	535,000	09/16/2020	28,118	—
	USD	174,342	JPY	18,678,662	09/16/2020	2,202	—
	USD	218,458	NZD	329,000	09/16/2020	—	(256)
	USD	214,436	SEK	1,883,000	09/16/2020	118	—

						30,532	(200,793)

UBS AG	AUD	764,057	USD	518,633	09/16/2020	—	(27,331)
	CHF	186,000	USD	203,614	09/16/2020	—	(16)
	EUR	216,000	USD	254,619	09/16/2020	—	(51)
	GBP	371,349	USD	463,859	09/16/2020	—	(22,350)
	USD	7,898,813	AUD	11,393,181	09/16/2020	242,299	—
	USD	7,752,043	CAD	10,440,901	09/16/2020	43,645	—
	USD	33,627,254	EUR	29,501,344	09/16/2020	1,155,607	—
	USD	363,441	JPY	39,047,000	09/16/2020	5,618	—
	USD	193,147	SGD	267,000	09/16/2020	1,190	—

						1,448,359	(49,748)

Net Unrealized Appreciation (Depreciation)						$1,579,492	$(350,020)

AUD	— Australian Dollar	NOK	— Norwegian Krone
CAD	— Canada Dollar	NZD	— New Zealand Dollar
CHF	— Swiss Franc	SEK	— Swedish Krona
EUR	— Euro Currency	SGD	— Singapore Dollar
GBP	— British Pound Sterling	USD	— United States Dollar
JPY	— Japanese Yen

30

SunAmerica Series Trust SA Blackrock VCP Global Multi Asset Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
United Kingdom	$1,172,970	$12,554,609	**	$0	$13,727,579
Other Countries	156,403,988	93,990,076	**	—	250,394,064
U.S. Government Treasuries	—	358,071,498		—	358,071,498
Options-Purchased	5,032,125	—		—	5,032,125
Rights	1,727	—		—	1,727
Warrants	—	0		—	0
Short Term Investment Securities:
Registered Investment Companies	93,895,182	—		—	93,895,182
U.S. Government Treasuries	—	41,991,869		—	41,991,869

Total Investments at Value	$256,505,992	$506,608,052		$0	$763,114,044

Other Financial Instruments:†
Futures Contracts	$10,071,783	$430,373	**	$—	$10,502,156
Forward Foreign Currency Contracts	—	1,579,492		—	1,579,492

	$10,071,783	$2,009,865		$—	$12,081,648

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$116,710	$705,254	**	$—	$821,964
Forward Foreign Currency Contracts	—	350,020		—	350,020

	$116,710	$1,055,274		$—	$1,171,984

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no material Level 3 transfers during the reporting period.

See Notes to Financial Statements

31

SunAmerica Series Trust SA Columbia Technology Portfolio

PORTFOLIO PROFILE — July 31, 2020 — (unaudited)

Industry Allocation*

Electronic Components-Semiconductors	17.8%
Semiconductor Equipment	15.6
Computers	8.1
Applications Software	6.7
Web Portals/ISP	6.0
Computer Software	4.6
Semiconductor Components-Integrated Circuits	4.2
Computers-Memory Devices	4.1
Computer Aided Design	4.1
Finance-Credit Card	3.9
Internet Security	2.7
Data Processing/Management	2.4
Enterprise Software/Service	2.2
Computer Data Security	2.2
Electronic Components-Misc.	2.2
Entertainment Software	1.8
Networking Products	1.4
Web Hosting/Design	1.3
Medical-Drugs	1.2
E-Commerce/Products	1.1
Machinery-Electrical	1.0
Telecommunication Equipment	1.0
Internet Infrastructure Software	0.9
Computer Services	0.9
Commercial Services-Finance	0.8
Cellular Telecom	0.5
Telephone-Integrated	0.4
Apparel Manufacturers	0.3
Educational Software	0.2
Real Estate Investment Trusts	0.2
Computers-Other	0.1
Repurchase Agreements	0.1

100.0%

*	Calculated as a percentage of net assets

32

SunAmerica Series Trust SA Columbia Technology Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 99.9%
Apparel Manufacturers — 0.3%
boohoo Group PLC†	99,700	$342,750

Applications Software — 6.7%
Cerence, Inc.†	36,006	1,427,998
Microsoft Corp.	20,900	4,284,709
salesforce.com, Inc.†	8,483	1,652,913

		7,365,620

Cellular Telecom — 0.5%
Cambium Networks Corp.†	13,271	160,579
Vodafone Group PLC ADR	27,400	416,480

		577,059

Commercial Services-Finance — 0.8%
Euronet Worldwide, Inc.†	2,423	232,947
Global Payments, Inc.	3,541	630,369

		863,316

Computer Aided Design — 4.1%
Synopsys, Inc.†	22,620	4,506,356

Computer Data Security — 2.2%
Fortinet, Inc.†	16,366	2,263,418
Tenable Holdings, Inc.†	4,991	169,344

		2,432,762

Computer Services — 0.9%
DXC Technology Co.	16,400	293,724
Genpact, Ltd.	17,693	704,535

		998,259

Computer Software — 4.6%
Bill.com Holdings, Inc.†	3,011	280,354
Cornerstone OnDemand, Inc.†	9,085	322,608
Dropbox, Inc., Class A†	96,482	2,194,966
Splunk, Inc.†	2,783	583,929
Xperi Holding Corp.	90,789	1,674,149

		5,056,006

Computers — 8.1%
Apple, Inc.	16,778	7,131,321
Dell Technologies, Inc., Class C†	17,600	1,053,008
HP, Inc.	40,341	709,195

		8,893,524

Computers-Memory Devices — 4.1%
NetApp, Inc.	46,600	2,064,380
Western Digital Corp.	57,118	2,461,786

		4,526,166

Computers-Other — 0.1%
Lumentum Holdings, Inc.†	1,600	148,528

Data Processing/Management — 2.4%
Fidelity National Information Services, Inc.	10,700	1,565,517
Fiserv, Inc.†	10,200	1,017,858

		2,583,375

E-Commerce/Products — 1.1%
ASOS PLC†	6,400	282,579
eBay, Inc.	16,916	935,117

		1,217,696

Security Description	Shares	Value (Note 2)
Educational Software — 0.2%
Vasta Platform, Ltd.†	12,720	$239,772

Electronic Components-Misc. — 2.2%
Advanced Energy Industries, Inc.†	18,550	1,364,724
Sensata Technologies Holding PLC†	13,700	520,326
SMART Global Holdings, Inc.†	17,091	476,668

		2,361,718

Electronic Components-Semiconductors — 17.8%
Broadcom, Inc.	15,963	5,056,280
Infineon Technologies AG	35,900	897,274
Inphi Corp.†	4,834	631,610
Intel Corp.	19,300	921,189
Marvell Technology Group, Ltd.	86,875	3,168,331
Micron Technology, Inc.†	64,623	3,234,704
ON Semiconductor Corp.†	136,847	2,819,048
Rambus, Inc.†	15,900	234,684
Synaptics, Inc.†	32,277	2,582,806

		19,545,926

Enterprise Software/Service — 2.2%
Oracle Corp.	26,300	1,458,335
SailPoint Technologies Holding, Inc.†	17,050	537,075
Verint Systems, Inc.†	10,343	464,297

		2,459,707

Entertainment Software — 1.8%
Activision Blizzard, Inc.	20,621	1,703,913
Sciplay Corp., Class A†	20,554	300,500

		2,004,413

Finance-Credit Card — 3.9%
Pagseguro Digital, Ltd., Class A†	21,920	838,002
Visa, Inc., Class A	18,300	3,484,320

		4,322,322

Internet Infrastructure Software — 0.9%
F5 Networks, Inc.†	7,600	1,032,840

Internet Security — 2.7%
NortonLifeLock, Inc.	55,078	1,181,423
Palo Alto Networks, Inc.†	6,950	1,778,644

		2,960,067

Machinery-Electrical — 1.0%
Bloom Energy Corp. Class A†	89,344	1,086,423

Medical-Drugs — 1.2%
Coherus Biosciences, Inc.†	71,700	1,261,203

Networking Products — 1.4%
Cisco Systems, Inc.	23,623	1,112,643
Telefonaktiebolaget LM Ericsson ADR	38,700	446,985

		1,559,628

Real Estate Investment Trusts — 0.2%
American Tower Corp.	800	209,112

Semiconductor Components-Integrated Circuits — 4.2%
Analog Devices, Inc.	3,500	401,975
Maxim Integrated Products, Inc.	5,800	394,922
NXP Semiconductors NV	17,900	2,103,787
Renesas Electronics Corp.†	253,200	1,405,687
Taiwan Semiconductor Manufacturing Co., Ltd.	18,000	263,434

		4,569,805

33

SunAmerica Series Trust SA Columbia Technology Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)
COMMON STOCKS (continued)
Semiconductor Equipment — 15.6%
Applied Materials, Inc.	56,600	$3,641,078
Lam Research Corp.	22,745	8,578,504
Teradyne, Inc.	55,503	4,937,547

		17,157,129

Telecommunication Equipment — 1.0%
CommScope Holding Co., Inc.†	32,000	296,960
Plantronics, Inc.	38,100	761,619

		1,058,579

Telephone-Integrated — 0.4%
AT&T, Inc.	16,300	482,154

Web Hosting/Design — 1.3%
GoDaddy, Inc., Class A†	19,850	1,395,058

Web Portals/ISP — 6.0%
Alphabet, Inc., Class A†	2,800	4,166,260
Alphabet, Inc., Class C†	1,603	2,377,185

		6,543,445

Total Long-Term Investment Securities (cost $77,068,033)		109,760,718

REPURCHASE AGREEMENTS — 0.1%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00%, dated 07/31/2020, to be repurchased 08/03/2020 in the amount of $114,000 and collateralized by $109,500 of United States Treasury Notes, bearing interest at 1.75%, due 07/31/2024 and having an approximate value of $116,327 (cost $114,000)	$114,000	114,000

TOTAL INVESTMENTS (cost $77,182,033)(1)	100.0%	109,874,718
Other assets less liabilities	0.0	25,434

NET ASSETS	100.0%	$109,900,152

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$106,568,994	$3,191,724	**	$—	$109,760,718
Repurchase Agreements	—	114,000		—	114,000

Total Investments at Value	$106,568,994	$3,305,724		$—	$109,874,718

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).

See Notes to Financial Statements

34

SunAmerica Series Trust SA DFA Ultra Short Bond Portfolio

PORTFOLIO PROFILE — July 31, 2020 — (unaudited)

Industry Allocation*

Commercial Paper	56.0%
SupraNational Banks	10.8
United States Treasury Notes	8.8
Banks-Commercial	7.5
U.S. Government Treasuries	3.0
Certificates of Deposit	2.8
Sovereign Agency	2.6
Computers	1.9
Auto-Cars/Light Trucks	1.6
Banks-Special Purpose	1.3
Federal Farm Credit Bank	0.8
Diversified Banking Institutions	0.8
U.S. Government Agencies	0.7
Regional Agencies	0.5
Registered Investment Companies	0.5
Oil Companies-Integrated	0.5
Banks-Export/Import	0.3

100.4%

Credit Quality**†

Aaa	53.0%
Aa	42.7
A	4.3

100.0%

*	Calculated as a percentage of net assets
**	Calculated as a percentage of total debt issues, excluding short-term securities
†	Source: Moody’s

35

SunAmerica Series Trust SA DFA Ultra Short Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES — 3.5%
Auto-Cars/Light Trucks — 1.6%
Toyota Motor Credit Corp. FRS Senior Notes 0.42% (3 ML+0.15%) due 10/09/2020	$2,000,000	$2,000,122
Toyota Motor Credit Corp. FRS Senior Notes 0.55% (3 ML+0.28%) due 04/13/2021	300,000	300,390
Toyota Motor Credit Corp. FRS Senior Notes 0.56% (3 ML+0.13%) due 08/13/2021	2,830,000	2,829,863
Toyota Motor Credit Corp. FRS Senior Notes 0.82% (3 ML+0.54%) due 01/08/2021	1,141,000	1,142,769

		6,273,144

Computers — 1.9%
Apple, Inc. FRS Senior Notes 0.95% (3 ML+0.50%) due 02/09/2022	1,005,000	1,011,755
Apple, Inc. FRS Senior Notes 1.49% (3 ML+1.13%) due 02/23/2021	6,375,000	6,415,665

		7,427,420

Total U.S. Corporate Bonds & Notes (cost $13,678,813)		13,700,564

FOREIGN CORPORATE BONDS & NOTES — 21.2%
Banks-Commercial — 7.5%
Australia & New Zealand Banking Group, Ltd. FRS Senior Notes 0.85% (3 ML+0.46%) due 05/17/2021*	3,291,000	3,302,250
Australia & New Zealand Banking Group, Ltd. FRS Senior Notes 1.23% (3 ML+0.87%) due 11/23/2021	2,000,000	2,018,418
Canadian Imperial Bank of Commerce FRS Senior Notes 0.87% (3 ML+0.32%) due 02/02/2021	4,400,000	4,405,991
Dexia Credit Local SA FRS Government Guar. Notes 0.59% (3 ML+0.32%) due 09/29/2020	4,000,000	4,001,561
Royal Bank of Canada FRS Senior Notes 0.48% (3 ML+0.24%) due 10/26/2020	954,000	954,510
Royal Bank of Canada FRS Senior Notes 0.66% (3 ML+0.39%) due 04/30/2021	2,511,000	2,517,288
Royal Bank of Canada Senior Notes 2.15% due 10/26/2020	2,217,000	2,227,065

Security Description	Principal Amount	Value (Note 2)
Banks-Commercial (continued)
Svenska Handelsbanken AB Company Guar. Notes 2.45% due 03/30/2021	$3,500,000	$3,549,827
Toronto-Dominion Bank FRS Senior Notes 0.48% (3 ML+0.24%) due 01/25/2021	2,000,000	2,001,551
Toronto-Dominion Bank FRS Senior Notes 0.56% (3 ML+0.26%) due 09/17/2020	2,302,000	2,302,910
Westpac Banking Corp. FRS Senior Notes 1.23% (3 ML+0.85%) due 08/19/2021	2,000,000	2,016,339

		29,297,710

Banks-Export/Import — 0.3%
Svensk Exportkredit AB FRS Senior Notes 0.36% (3 ML+0.05%) due 12/14/2020	1,220,000	1,220,214

Banks-Special Purpose — 1.3%
Nederlandse Waterschapsbank NV FRS Senior Notes 0.38% (3 ML+0.07%) due 12/15/2021*	4,000,000	4,002,040
NRW.Bank FRS Government Guar. Notes 0.49% (3 ML+0.04%) due 02/08/2021	1,000,000	999,910

		5,001,950

Diversified Banking Institutions — 0.8%
Bank of Nova Scotia FRS Senior Notes 0.57% (3 ML+0.29%) due 01/08/2021	2,800,000	2,802,292
Bank of Nova Scotia Senior Notes 2.35% due 10/21/2020	255,000	256,148

		3,058,440

Oil Companies-Integrated — 0.5%
Shell International Finance BV Company Guar. Notes 2.25% due 11/10/2020	1,705,000	1,713,710

SupraNational Banks — 10.8%
African Development Bank FRS Senior Notes 0.32% (3 ML+0.01%) due 12/15/2021	3,500,000	3,499,583
Asian Development Bank FRS Senior Notes 0.32% (3 ML+0.01%) due 12/15/2021	11,500,000	11,495,515
EUROFIMA FRS Senior Notes 0.48% (3 ML+0.09%) due 11/15/2021	7,200,000	7,199,784

36

SunAmerica Series Trust SA DFA Ultra Short Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
SupraNational Banks (continued)
Inter-American Development Bank FRS Senior Notes 0.22% (3 ML - 0.02%) due 10/25/2021	$2,000,000	$1,998,040
Inter-American Development Bank FRS Senior Notes 0.28% (3 ML+0.00%) due 01/15/2022	20,000	19,979
Inter-American Development Bank FRS Senior Notes 0.48% (3 ML+0.20%) due 07/15/2021	3,000,000	3,002,360
Inter-American Development Bank FRS Senior Notes 0.50% (3 ML+0.22%) due 10/15/2020	2,500,000	2,501,150
Inter-American Investment Corp. FRS Senior Notes 0.36% (3 ML+0.09%) due 10/12/2021	9,250,000	9,244,265
International Finance Corp. FRS Senior Notes 0.31% (1 ML+0.13%) due 08/23/2021	3,000,000	2,999,366

		41,960,042

Total Foreign Corporate Bonds & Notes (cost $82,225,056)		82,252,066

FOREIGN GOVERNMENT OBLIGATIONS — 3.1%
Regional Agencies — 0.5%
Municipality Finance PLC FRS Government Guar. Notes 0.44% (3 ML+0.05%) due 02/17/2021	2,000,000	2,000,224

Sovereign Agency — 2.6%
Kommunalbanken AS FRS Senior Notes 0.36% (3 ML+0.04%) due 03/12/2021	4,000,000	4,000,015
Kommunalbanken AS FRS Senior Notes 0.36% (3 ML+0.04%) due 03/12/2021*	1,000,000	1,000,004
Kommunalbanken AS FRS Senior Notes 0.44% (3 ML+0.08%) due 02/24/2022	5,000,000	4,995,280

		9,995,299

Total Foreign Government Obligations (cost $12,004,152)		11,995,523

U.S. GOVERNMENT AGENCIES — 0.8%
Federal Farm Credit Bank — 0.8%
Federal Farm Credit Bank FRS 0.22% (1 ML+0.05%) due 04/16/2021 (cost $3,200,000)	3,200,000	3,201,403

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT TREASURIES — 8.8%
United States Treasury Notes — 8.8%
United States Treasury Notes FRS 0.22% (3 M USBMMY + 0.11%) due 04/30/2022 (cost $34,274,178)	$34,250,000	$34,287,836

Total Long-Term Investment Securities (cost $145,382,199)		145,437,392

SHORT-TERM INVESTMENT SECURITIES — 63.0%
Certificates of Deposit — 2.8%
Bank of Nova Scotia FRS 0.59% (3 ML+0.28%) due 09/21/2020	200,000	200,088
Oversea-Chinese Banking Corp., Ltd. FRS* 0.23% (1 ML + 0.05%) due 08/11/2020	3,500,000	3,500,000
Oversea-Chinese Banking Corp., Ltd. FRS 0.32% (1 ML+0.14%) due 10/22/2020	2,000,000	2,000,172
Toronto-Dominion Bank FRS 0.58% (3 ML+0.15%) due 05/07/2021	5,000,000	5,003,786

		10,704,046

Commercial Paper — 56.0%
Banque Et Caisse 0.30% due 12/04/2020	3,100,000	3,098,069
Banque Et Caisse 0.30% due 12/09/2020	1,250,000	1,249,177
Banque Et Caisse 1.61% due 08/12/2020	7,500,000	7,499,810
BNG Bank NV 0.15% due 08/31/2020*	5,500,000	5,499,512
BNG Bank NV 0.20% due 08/06/2020*	3,750,000	3,749,935
Caisse des Depots et Consignations 0.27% due 09/08/2020*	1,000,000	999,913
Caisse des Depots et Consignations 0.44% due 08/27/2020*	5,200,000	5,199,688
Caisse des Depots et Consignations 0.63% due 08/17/2020*	5,500,000	5,499,792
DBS Bank, Ltd. 1.66% due 08/06/2020*	3,500,000	3,499,918
Erste Abwicklungsanstalt 0.22% due 11/24/2020*	9,500,000	9,494,612
Erste Abwicklungsanstalt 0.25% due 11/20/2020*	2,000,000	1,998,905
European Investment Bank 0.20% due 09/04/2020	3,000,000	2,999,708
European Investment Bank 0.22% due 10/14/2020	5,000,000	4,998,854
European Investment Bank 0.25% due 10/14/2020	3,750,000	3,749,141
Export Development Corp. 0.36% due 08/17/2020	8,000,000	7,999,687
Export Development Corp. 0.36% due 08/25/2020	3,750,000	3,749,758
Exxon Mobil Corp. 0.25% due 09/25/2020	3,000,000	2,999,407
Exxon Mobil Corp. 0.39% due 02/01/2021	3,500,000	3,496,457

37

SunAmerica Series Trust SA DFA Ultra Short Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
SHORT-TERM INVESTMENT SECURITIES (continued)
Commercial Paper (continued)
Exxon Mobil Corp. 0.40% due 02/01/2021	$5,000,000	$4,994,938
FMS Wertmanagement 0.23% due 12/11/2020*	4,000,000	3,997,310
FMS Wertmanagement 0.24% due 01/11/2021*	2,000,000	1,998,187
FMS Wertmanagement 0.24% due 01/14/2021*	2,000,000	1,998,135
Hydro-Quebec 0.23% due 11/17/2020*	6,000,000	5,996,930
KFW International Finance, Inc. 0.23% due 09/03/2020*	5,500,000	5,499,413
KFW International Finance, Inc. 0.27% due 12/15/2020*	6,000,000	5,996,324
Kingdom of Denmark 0.22% due 08/03/2020	5,500,000	5,499,977
Landesbank Hessen-Thueringen Girozentrale 0.17% due 10/28/2020*	2,500,000	2,498,721
Landesbank Hessen-Thueringen Girozentrale 0.20% due 10/19/2020*	4,000,000	3,998,400
Merck & Co., Inc. 0.65% due 08/04/2020*	5,000,000	4,999,972
National Australia Bank, Ltd. 0.19% due 09/16/2020*	6,000,000	5,998,614
National Australia Bank, Ltd. FRS 0.39% (1 ML+0.22%) due 05/28/2021*	5,250,000	5,252,103
Nederlandse Waterschapsbank NV 0.47% due 08/19/2020*	4,000,000	3,999,635
Nederlandse Waterschapsbank NV 0.47% due 08/21/2020*	3,500,000	3,499,633
NRW.Bank 0.19% due 09/21/2020*	4,750,000	4,748,937
NRW.Bank 0.24% due 09/08/2020*	2,000,000	1,999,666
Oesterreichische Kontrollbank AG 1.66% due 08/03/2020	7,000,000	6,999,959
Pfizer, Inc. 0.25% due 11/02/2020*	2,250,000	2,249,048
Province of Alberta, Canada 0.21% due 09/09/2020	4,000,000	3,999,498
Province of British Columbia, Canada 0.40% due 10/21/2020	8,000,000	7,996,866
Province of Ontario, Canada 0.46% due 09/17/2020	2,000,000	1,999,675
PSP Capital, Inc. 0.24% due 12/14/2020*	5,000,000	4,996,033
PSP Capital, Inc. 0.62% due 09/22/2020*	4,000,000	3,998,969
Sanofi 0.24% due 09/11/2020*	8,000,000	7,999,664
Sanofi 0.24% due 09/14/2020*	3,000,000	2,999,925
Shell International Finance BV 1.75% due 09/28/2020*	3,000,000	2,998,628
Svenska Handelsbanken AB 0.20% due 09/04/2020	5,000,000	4,999,528
Svenska Handelsbanken AB FRS* 0.55% (3 ML+0.12%) due 05/11/2021	3,000,000	3,000,000

Security Description	Principal Amount	Value (Note 2)
Commercial Paper (continued)
Swedish Export Credit 0.24% due 10/09/2020	$7,000,000	$6,998,094
Total Capital Canada, Ltd. 0.19% due 08/19/2020*	6,000,000	5,999,706

		217,994,831

Registered Investment Companies — 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.09%(1)	1,918,888	1,918,888

U.S. Government Agencies — 0.7%
Federal Home Loan Bank 0.15% due 09/01/2020	2,880,000	2,879,791

U.S. Government Treasuries — 3.0%
United States Treasury Bills 0.14% due 11/12/2020	2,500,000	2,499,264
0.15% due 11/12/2020	3,500,000	3,498,969
0.16% due 09/22/2020	1,000,000	999,861
0.17% due 09/22/2020	4,500,000	4,499,375

		11,497,469

Total Short-Term Investment Securities (cost $244,934,761)		244,995,025

TOTAL INVESTMENTS (cost $390,316,960)(2)	100.4%	390,432,417
Liabilities in excess of other assets	(0.4)	(1,487,463)

NET ASSETS	100.0%	$388,944,954

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2020, the aggregate value of these securities was $144,470,522 representing 37.1% of net assets.
(1)	The rate shown is the 7-day yield as of July 31, 2020.
(2)	See Note 3 for cost of investments on a tax basis.

FRS — Floating Rate Security

The rates shown on FRS are the current interest rates as of July 31, 2020 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML — 1 Month USD LIBOR

3 ML — 3 Month USD LIBOR

3 M USBMMY — 3 Month U.S. Treasury Bill Money Market Yield

38

SunAmerica Series Trust SA DFA Ultra Short Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
U.S. Corporate Bonds & Notes	$—	$13,700,564	$—	$13,700,564
Foreign Corporate Bonds & Notes	—	82,252,066	—	82,252,066
Foreign Government Obligations	—	11,995,523	—	11,995,523
U.S. Government Agencies	—	3,201,403	—	3,201,403
U.S. Government Treasuries	—	34,287,836	—	34,287,836
Short-Term Investment Securities:
Registered Investment Companies	1,918,888	—	—	1,918,888
Other Short-Term Securities	—	243,076,137	—	243,076,137

Total Investments at Value	$1,918,888	$388,513,529	$—	$390,432,417

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

39

SunAmerica Series Trust SA Dogs of Wall Street Portfolio

PORTFOLIO PROFILE — July 31, 2020 — (unaudited)

Industry Allocation*

Diversified Manufacturing Operations	9.8%
Aerospace/Defense	6.6
Oil Companies-Integrated	6.2
Transport-Services	3.7
Television	3.6
Medical-Drugs	3.6
Food-Confectionery	3.6
Tools-Hand Held	3.4
Retail-Building Products	3.4
Food-Meat Products	3.3
Diversified Banking Institutions	3.3
Computer Services	3.3
Retail-Restaurants	3.3
Beverages-Non-alcoholic	3.3
Telephone-Integrated	3.3
Retail-Auto Parts	3.3
Instruments-Controls	3.3
Electric Products-Misc.	3.2
Human Resources	3.2
Food-Misc./Diversified	3.2
Electronic Components-Semiconductors	3.1
Chemicals-Diversified	3.1
Data Processing/Management	3.1
Advertising Agencies	3.1
Retail-Drug Store	3.1
Commercial Services-Finance	2.9
Repurchase Agreements	1.6

99.9%

*	Calculated as a percentage of net assets

40

SunAmerica Series Trust SA Dogs of Wall Street Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 98.3%
Advertising Agencies — 3.1%
Omnicom Group, Inc.	207,282	$11,137,262

Aerospace/Defense — 6.6%
General Dynamics Corp.	79,540	11,671,700
Lockheed Martin Corp.	32,688	12,387,771

		24,059,471

Beverages-Non-alcoholic — 3.3%
Coca-Cola Co.	255,423	12,066,183

Chemicals-Diversified — 3.1%
Dow, Inc.	276,989	11,373,168

Commercial Services-Finance — 2.9%
Automatic Data Processing, Inc.	78,556	10,440,878

Computer Services — 3.3%
International Business Machines Corp.	98,211	12,074,060

Data Processing/Management — 3.1%
Paychex, Inc.	156,176	11,232,178

Diversified Banking Institutions — 3.3%
JPMorgan Chase & Co.	125,083	12,088,021

Diversified Manufacturing Operations — 9.8%
3M Co.	74,588	11,223,256
Eaton Corp. PLC	132,124	12,304,708
Illinois Tool Works, Inc.	65,862	12,183,812

		35,711,776

Electric Products-Misc. — 3.2%
Emerson Electric Co.	189,866	11,773,591

Electronic Components-Semiconductors — 3.1%
Texas Instruments, Inc.	89,795	11,453,352

Food-Confectionery — 3.6%
Hershey Co.	89,344	12,991,511

Food-Meat Products — 3.3%
Tyson Foods, Inc., Class A	196,757	12,090,718

Food-Misc./Diversified — 3.2%
General Mills, Inc.	183,354	11,600,808

Human Resources — 3.2%
Robert Half International, Inc.	228,260	11,611,586

Instruments-Controls — 3.3%
Honeywell International, Inc.	79,656	11,898,217

Medical-Drugs — 3.6%
Pfizer, Inc.	339,338	13,057,726

Security Description	Shares/ Principal Amount	Value (Note 2)
Oil Companies-Integrated — 6.2%
Chevron Corp.	133,793	$11,230,584
Exxon Mobil Corp.	267,060	11,237,885

		22,468,469

Retail-Auto Parts — 3.3%
Genuine Parts Co.	132,976	11,987,786

Retail-Building Products — 3.4%
Home Depot, Inc.	46,686	12,394,666

Retail-Drug Store — 3.1%
Walgreens Boots Alliance, Inc.	273,512	11,134,674

Retail-Restaurants — 3.3%
McDonald’s Corp.	62,144	12,073,336

Telephone-Integrated — 3.3%
Verizon Communications, Inc.	209,805	12,059,591

Television — 3.6%
ViacomCBS, Inc., Class B	503,166	13,117,538

Tools-Hand Held — 3.4%
Snap-on, Inc.	86,074	12,555,614

Transport-Services — 3.7%
C.H. Robinson Worldwide, Inc.	143,986	13,494,368

Total Long-Term Investment Securities (cost $351,151,764)		357,946,548

REPURCHASE AGREEMENTS — 1.6%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00%, dated 07/31/2020, to be repurchased 08/03/2020 in the amount of $5,683,000 collateralized by $5,456,500 of United States Treasury Notes, bearing interest at 1.75% due 07/31/2024 and having an approximate value of $5,796,680 (cost $5,683,000)	$5,683,000	5,683,000

TOTAL INVESTMENTS (cost $356,834,764)(1)	99.9%	363,629,548
Other assets less liabilities	0.1	320,319

NET ASSETS	100.0%	$363,949,867

(1)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$357,946,548	$—	$—	$357,946,548
Repurchase Agreements	—	5,683,000	—	5,683,000

Total Investments at Value	$357,946,548	$5,683,000	$—	$363,629,548

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

41

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio

PORTFOLIO PROFILE — July 31, 2020 — (unaudited)

Industry Allocation*

E-Commerce/Products	9.3%
Banks-Commercial	9.2
Exchange-Traded Funds	7.9
Internet Content-Information/News	7.0
Semiconductor Components-Integrated Circuits	5.7
Electronic Components-Semiconductors	5.0
Oil Companies-Integrated	2.2
U.S. Government Treasuries	2.0
Cellular Telecom	1.9
Diversified Financial Services	1.8
Oil Refining & Marketing	1.6
Real Estate Operations & Development	1.4
Insurance-Life/Health	1.3
Computer Services	1.2
Telecom Services	1.1
Auto-Cars/Light Trucks	1.0
Insurance-Multi-line	1.0
Medical-Drugs	1.0
Web Portals/ISP	1.0
Electronic Components-Misc.	0.9
Entertainment Software	0.8
Chemicals-Diversified	0.8
Schools	0.7
Food-Misc./Diversified	0.7
Oil Companies-Exploration & Production	0.7
Metal-Iron	0.6
Finance-Mortgage Loan/Banker	0.6
Wireless Equipment	0.6
Gold Mining	0.6
Soap & Cleaning Preparation	0.6
Petrochemicals	0.5
Food-Retail	0.5
Internet Content-Entertainment	0.5
Cosmetics & Toiletries	0.5
Finance-Other Services	0.5
Brewery	0.5
Building Products-Cement	0.4
Medical-Generic Drugs	0.4
Steel-Producers	0.4
Computers	0.4
E-Commerce/Services	0.4
Medical-Biomedical/Gene	0.4
Retail-Restaurants	0.4
Metal-Diversified	0.4
Food-Dairy Products	0.4
Medical Labs & Testing Services	0.4
Electric-Integrated	0.3
Gas-Distribution	0.3
Real Estate Management/Services	0.3
Retail-Apparel/Shoe	0.3
Photo Equipment & Supplies	0.3
Finance-Investment Banker/Broker	0.3
Insurance-Property/Casualty	0.3
Retail-Convenience Store	0.3
Retail-Hypermarkets	0.3
Medical-Hospitals	0.3
Retail-Discount	0.3
Agricultural Chemicals	0.3
Building-Heavy Construction	0.2
Beverages-Non-alcoholic	0.2
Tobacco	0.2

Retail-Automobile	0.2%
Retail-Drug Store	0.2
Transport-Services	0.2
Disposable Medical Products	0.2
Auto/Truck Parts & Equipment-Original	0.2
Power Converter/Supply Equipment	0.2
Airport Development/Maintenance	0.2
Telephone-Integrated	0.2
Platinum	0.2
Applications Software	0.2
Water	0.2
Non-Ferrous Metals	0.2
Auto-Heavy Duty Trucks	0.2
Retail-Misc./Diversified	0.2
Transport-Rail	0.2
Energy-Alternate Sources	0.2
Shipbuilding	0.2
Food-Confectionery	0.2
Appliances	0.2
Motorcycle/Motor Scooter	0.2
Food-Flour & Grain	0.2
Electric-Generation	0.1
Diversified Operations	0.1
Investment Companies	0.1
Textile-Apparel	0.1
Building & Construction-Misc.	0.1
Chemicals-Plastics	0.1
Machinery-General Industrial	0.1
Coal	0.1
Distribution/Wholesale	0.1
Medical-HMO	0.1
Electric-Distribution	0.1
Paper & Related Products	0.1
Hotels/Motels	0.1
Rubber/Plastic Products	0.1
Coatings/Paint	0.1
Building & Construction Products-Misc.	0.1
Audio/Video Products	0.1
Finance-Leasing Companies	0.1
Non-Hazardous Waste Disposal	0.1
Educational Software	0.1
Food-Meat Products	0.1
Enterprise Software/Service	0.1
Agricultural Operations	0.1
Electric-Transmission	0.1
Rental Auto/Equipment	0.1
Metal Processors & Fabrication	0.1
Food-Wholesale/Distribution	0.1
Computer Software	0.1
Food-Baking	0.1
Banks-Money Center	0.1
Female Health Care Products	0.1
Cable/Satellite TV	0.1
Auto/Truck Parts & Equipment-Replacement	0.1
Pastoral & Agricultural	0.1
Oil-Field Services	0.1
Banks-Regional	0.1
Pipelines	0.1
Retail-Jewelry	0.1
Communications Software	0.1
Diversified Banking Institutions	0.1

42

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio

PORTFOLIO PROFILE — July 31, 2020 — (unaudited) — (continued)

Industry Allocation* (continued)

Internet Connectivity Services	0.1%
Networking Products	0.1
Semiconductor Equipment	0.1
Retail-Building Products	0.1
Bicycle Manufacturing	0.1
Medical-Wholesale Drug Distribution	0.1

90.2%

Country Allocation*

Cayman Islands	21.2%
Taiwan	11.1
United States	10.2
South Korea	9.9
China	7.1
India	6.9
Brazil	4.6
South Africa	3.1
Hong Kong	2.2
Saudi Arabia	2.1
Russia	1.9
Thailand	1.7
Malaysia	1.4
Mexico	1.4
Indonesia	1.2
Qatar	0.7
Philippines	0.6
Poland	0.6
Bermuda	0.5
Chile	0.5
United Arab Emirates	0.4
Turkey	0.3
Hungary	0.2
Colombia	0.1
Luxembourg	0.1
Greece	0.1
Czech Republic	0.1

90.2%

*	Calculated as a percentage of net assets

43

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 80.3%
Argentina — 0.0%
Banco Macro SA ADR†	165	$3,511
Grupo Financiero Galicia SA ADR†	331	3,972
Telecom Argentina SA ADR	678	5,912
YPF SA ADR†	1,715	10,685

		24,080

Bermuda — 0.5%
Beijing Enterprises Water Group, Ltd.	58,000	24,636
Brilliance China Automotive Holdings, Ltd.	34,000	34,834
China Gas Holdings, Ltd.	34,400	102,996
China Resources Gas Group, Ltd.	12,000	58,921
COSCO SHIPPING Ports, Ltd.	12,000	6,264
Credicorp, Ltd.	907	115,343
GOME Retail Holdings, Ltd.†	95,000	13,715
Haier Electronics Group Co., Ltd.	14,000	47,974
Kunlun Energy Co., Ltd.	54,000	45,224
Nine Dragons Paper Holdings, Ltd.	17,000	17,815
Shenzhen International Holdings, Ltd.	13,500	22,039

		489,761

Brazil — 4.6%
AMBEV SA	64,200	171,067
Atacadao SA	4,400	18,927
B2W Cia Digital†	2,700	61,758
B3 SA - Brasil Bolsa Balcao	27,800	338,084
Banco Bradesco SA	18,640	74,073
Banco Bradesco SA (Preference Shares)	59,836	257,396
Banco BTG Pactual SA	2,900	48,043
Banco do Brasil SA	11,600	74,672
Banco Santander Brasil SA	5,400	30,941
BB Seguridade Participacoes SA	9,000	48,014
BR Malls Participacoes SA	9,600	18,219
Braskem SA, Class A (Preference Shares)	1,600	6,993
BRF SA†	6,400	25,396
CCR SA	15,500	44,451
Centrais Eletricas Brasileiras SA	3,600	25,493
Centrais Eletricas Brasileiras SA, Class B (Preference Shares)	2,300	16,953
Cia Brasileira de Distribuicao†	3,541	48,195
Cia de Saneamento Basico do Estado de Sao Paulo	4,600	53,658
Cia Energetica de Minas Gerais (Preference Shares)	11,800	27,144
Cia Paranaense de Energia, Class B (Preference Shares)	905	11,516
Cia Siderurgica Nacional SA	6,500	15,264
Cielo SA	13,700	14,103
Cogna Educacao	22,600	35,872
Cosan SA	1,900	32,926
CPFL Energia SA	2,159	12,996
Energisa SA	1,800	16,959
Engie Brasil Energia SA	2,400	21,242
Equatorial Energia SA	11,100	54,324
Gerdau SA (Preference Shares)	12,900	43,152
Hapvida Participacoes e Investimentos SA*	2,800	34,964
Hypera SA	4,800	33,236
IRB Brasil Resseguros S/A	11,100	16,959
Itau Unibanco Holding SA (Preference Shares)	66,650	343,564
Itausa SA (Preference Shares)	61,680	126,161

Security Description	Shares	Value (Note 2)
Brazil (continued)
JBS SA	14,200	$58,634
Klabin SA	8,600	34,060
Localiza Rent a Car SA	7,980	77,895
Lojas Americanas SA (Preference Shares)	9,500	62,100
Lojas Renner SA	10,500	82,787
Magazine Luiza SA	9,800	151,625
Multiplan Empreendimentos Imobiliarios SA	3,300	13,373
Natura & Co. Holding SA	9,900	89,273
Notre Dame Intermedica Participacoes SA	6,500	83,185
Petrobras Distribuidora SA	9,600	41,775
Petroleo Brasileiro SA	51,500	224,104
Petroleo Brasileiro SA (Preference Shares)	63,400	269,811
Porto Seguro SA	1,200	12,429
Raia Drogasil SA	2,900	68,990
Rumo SA†	14,800	63,041
Sul America SA	3,400	33,045
Suzano SA†	6,891	55,482
Telefonica Brasil SA (Preference Shares)	5,600	56,520
Tim Participacoes SA	9,300	28,079
Ultrapar Participacoes SA	8,300	30,135
Vale SA	50,400	586,553
WEG SA	11,000	142,019

		4,467,630

Cayman Islands — 21.2%
51job, Inc. ADR†	294	19,957
58.com, Inc. ADR†	1,238	68,548
AAC Technologies Holdings, Inc.	9,500	74,975
Agile Group Holdings, Ltd.	12,000	15,242
Airtac International Group	2,000	41,605
Alibaba Group Holding, Ltd. ADR†	25,891	6,499,159
ANTA Sports Products, Ltd.	14,000	133,006
Autohome, Inc. ADR	772	67,666
Baidu, Inc. ADR†	3,741	446,675
Best, Inc. ADR†	2,085	8,778
Bosideng International Holdings, Ltd.	36,000	10,417
Chailease Holding Co., Ltd.	15,423	64,624
China Aoyuan Group, Ltd.	14,000	17,654
China Conch Venture Holdings, Ltd.	21,000	90,301
China East Education Holdings, Ltd.*	5,500	12,926
China Hongqiao Group, Ltd.	8,000	4,598
China Lesso Group Holdings, Ltd.	13,000	24,922
China Literature, Ltd.†*	3,600	23,472
China Medical System Holdings, Ltd.	14,000	16,973
China Mengniu Dairy Co., Ltd.	37,000	173,396
China Resources Cement Holdings, Ltd.	30,000	41,062
China Resources Land, Ltd.	44,000	181,940
China State Construction International Holdings, Ltd.	22,000	13,021
China Yuhua Education Corp., Ltd.†*	10,000	9,643
CIFI Holdings Group Co., Ltd.	38,000	34,177
Country Garden Holdings Co., Ltd.	104,000	132,436
Country Garden Services Holdings Co., Ltd.	17,689	106,802
Dali Foods Group Co., Ltd.*	23,000	14,049
ENN Energy Holdings, Ltd.	10,800	130,963
GDS Holdings, Ltd. ADR†	1,022	82,056
Geely Automobile Holdings, Ltd.	79,000	164,518
Greentown Service Group Co., Ltd.	16,000	21,912
GSX Techedu, Inc. ADR†	1,011	90,100
Haidilao International Holding, Ltd.*	10,000	46,053

44

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Cayman Islands (continued)
Haitian International Holdings, Ltd.	7,000	$16,132
Hansoh Pharmaceutical Group Co., Ltd.†*	6,000	25,962
Hengan International Group Co., Ltd.	8,500	71,047
Huazhu Group, Ltd. ADR	1,624	55,752
Huya, Inc. ADR†	672	16,343
Innovent Biologics, Inc.†*	12,000	73,643
iQIYI, Inc. ADR†	2,842	59,966
JD.com, Inc. ADR†	11,677	744,876
JOYY, Inc. ADR†	750	59,865
Kaisa Group Holdings, Ltd.	19,000	8,447
Kingboard Holdings, Ltd.	7,000	20,476
Kingboard Laminates Holdings, Ltd.	10,000	11,154
Kingdee International Software Group Co., Ltd.	30,000	83,492
Koolearn Technology Holding, Ltd.†*	2,000	9,275
KWG Group Holdings, Ltd.	15,000	26,741
Lee & Man Paper Manufacturing, Ltd.	12,000	7,405
Li Ning Co., Ltd.	27,500	88,724
Longfor Group Holdings, Ltd.*	24,000	118,767
Meituan Dianping, Class B†	48,900	1,212,720
Momo, Inc. ADR	1,746	32,249
NetEase, Inc. ADR	1,114	510,680
New Oriental Education & Technology Group, Inc. ADR†	1,936	271,427
NIO, Inc. ADR†	12,129	144,820
Noah Holdings, Ltd.†	301	9,171
Ping An Healthcare and Technology Co., Ltd.†*	4,800	82,124
Qudian, Inc. ADR†	647	1,048
Semiconductor Manufacturing International Corp.†	44,500	172,672
Shenzhou International Group Holdings, Ltd.	10,800	129,209
Shimao Property Holdings, Ltd.	15,000	63,679
Shui On Land, Ltd.	9,500	1,411
SINA Corp.†	732	29,536
Sino Biopharmaceutical, Ltd.	135,750	175,789
Soho China, Ltd.†	15,000	5,578
Sunny Optical Technology Group Co., Ltd.	9,400	175,362
TAL Education Group ADR†	5,219	407,969
Tencent Holdings, Ltd.	78,900	5,401,071
Tencent Music Entertainment Group ADR†	4,801	77,488
Tingyi Cayman Islands Holding Corp.	24,000	44,591
Tongcheng-Elong Holdings, Ltd.†	10,000	18,370
Topsports International Holdings, Ltd.*	12,000	14,443
Trip.com Group, Ltd . ADR†	6,429	174,869
Uni-President China Holdings, Ltd.	12,000	13,018
Vinda International Holdings, Ltd.	3,000	11,270
Vipshop Holdings, Ltd. ADR†	5,913	134,639
Want Want China Holdings, Ltd.	66,000	48,763
Weibo Corp. ADR†	588	20,321
Wuxi Biologics Cayman, Inc.†*	12,000	247,475
Xiaomi Corp., Class B†*	141,400	272,961
Xinyi Solar Holdings, Ltd.	52,000	56,960
Zai Lab, Ltd. ADR†	653	49,700
Zhen Ding Technology Holding, Ltd.	7,000	32,333
Zhenro Properties Group, Ltd.	14,000	8,908
Zhongsheng Group Holdings, Ltd.	6,500	40,212

		20,474,529

Security Description	Shares	Value (Note 2)
Chile — 0.5%
Aguas Andinas SA, Class A	28,300	$9,949
Banco de Chile	596,559	57,271
Banco de Credito e Inversiones SA	678	24,180
Banco Santander Chile	867,954	37,776
Cencosud SA	19,290	33,608
Cencosud Shopping SA	5,845	10,848
Cia Cervecerias Unidas SA	2,181	16,942
Colbun SA	101,743	18,410
Embotelladora Andina SA (Preference Shares)	3,305	8,295
Empresa Nacional de Telecomunicaciones SA	1,702	12,136
Empresas CMPC SA	13,929	30,855
Empresas COPEC SA	4,662	38,057
Enel Americas SA	437,337	67,854
Enel Chile SA	293,154	25,170
Falabella SA	8,745	31,188
Itau CorpBanca Chile SA	2,141,921	7,580
Sociedad Quimica y Minera de Chile SA, Class B (Preference Shares)	1,450	44,148

		474,267

China — 7.1%
3SBio, Inc.†*	14,000	17,031
A-Living Services Co., Ltd.*	4,500	25,480
Agricultural Bank of China, Ltd.	387,000	137,462
Air China, Ltd.	20,000	12,432
AK Medical Holdings, Ltd.*	2,000	5,851
Aluminum Corp. of China, Ltd.†	10,000	2,547
Anhui Conch Cement Co., Ltd.	17,000	128,574
AviChina Industry & Technology Co., Ltd.	24,000	14,292
BAIC Motor Corp., Ltd.*	12,500	6,104
Bank of China, Ltd.	1,088,000	363,432
Bank of Communications Co., Ltd.	120,000	66,647
Baozun, Inc. ADR†	520	21,871
Beijing Capital International Airport Co., Ltd.	16,000	10,556
Bilibili, Inc. ADR†	1,235	53,821
BYD Co., Ltd.	8,500	80,557
CanSino Biologics, Inc.†*	600	21,033
CGN Power Co., Ltd.*	102,000	21,458
China Cinda Asset Management Co., Ltd.	70,000	13,200
China CITIC Bank Corp., Ltd.	113,000	49,319
China Communications Construction Co., Ltd.	50,000	29,132
China Communications Services Corp., Ltd.	32,000	20,753
China Construction Bank Corp.	1,324,000	965,769
China Eastern Airlines Corp., Ltd.	18,000	6,398
China Everbright Bank Co., Ltd.	40,000	15,033
China Evergrande Group	24,000	67,455
China Feihe, Ltd.*	10,000	19,242
China Galaxy Securities Co., Ltd.	34,000	20,334
China Huarong Asset Management Co., Ltd.*	82,000	9,322
China International Capital Corp., Ltd.†*	15,600	36,880
China Life Insurance Co., Ltd.	100,000	228,199
China Longyuan Power Group Corp. Ltd.	40,000	28,671
China Merchants Bank Co., Ltd.	56,000	261,494
China Minsheng Banking Corp., Ltd.	78,000	49,145
China Molybdenum Co, Ltd.	24,000	9,739
China National Building Material Co., Ltd.	50,000	77,730

45

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
China (continued)
China Oilfield Services, Ltd.	16,000	$12,464
China Pacific Insurance Group Co., Ltd.	37,200	106,888
China Petroleum & Chemical Corp.	306,000	130,299
China Railway Construction Corp., Ltd.	20,000	15,991
China Railway Group, Ltd.	41,000	20,760
China Railway Signal & Communication Corp., Ltd.*	11,000	4,813
China Reinsurance Group Corp.	33,000	3,623
China Resources Pharmaceutical Group, Ltd.*	10,500	5,967
China Shenhua Energy Co., Ltd.	40,500	67,595
China Southern Airlines Co., Ltd.†	20,000	9,281
China Telecom Corp., Ltd.	160,000	47,738
China Tower Corp., Ltd.*	562,000	102,364
China Vanke Co., Ltd.	23,600	74,377
Chongqing Rural Commercial Bank Co., Ltd.	28,000	11,352
CITIC Securities Co., Ltd.	27,000	62,927
COSCO SHIPPING Energy Transporation Co., Ltd.	12,000	5,324
COSCO SHIPPING Holdings Co., Ltd.†	17,500	6,598
CRRC Corp., Ltd.	48,000	20,888
Dongfeng Motor Group Co., Ltd.	28,000	20,069
Fuyao Glass Industry Group Co., Ltd.*	3,600	10,064
Genscript Biotech Corp.†	10,000	21,701
GF Securities Co., Ltd.	10,200	12,135
Great Wall Motor Co., Ltd.	36,000	35,202
Guangzhou Automobile Group Co., Ltd.	31,200	29,874
Guangzhou R&F Properties Co., Ltd.	15,200	17,541
Guotai Junan Securities Co., Ltd.*	4,200	6,885
Haitong Securities Co., Ltd.†	29,200	26,840
Huaneng Power International, Inc.	36,000	15,390
Huatai Securities Co., Ltd.*	16,200	29,288
Industrial & Commercial Bank of China, Ltd.	847,000	501,051
Jiangsu Expressway Co., Ltd.	14,000	15,020
Jiangxi Copper Co., Ltd.	4,000	4,770
Kingsoft Corp., Ltd.	10,000	50,981
Legend Holdings Corp.*	3,600	4,676
Logan Property Holdings Co., Ltd.	16,000	27,752
Luye Pharma Group, Ltd.*	17,500	11,053
Meitu, Inc.†*	8,608	1,757
New China Life Insurance Co., Ltd.	10,100	39,131
People’s Insurance Co. Group of China, Ltd.	96,000	31,251
PetroChina Co., Ltd.	260,000	89,417
PICC Property & Casualty Co., Ltd.	90,000	70,439
Pinduoduo, Inc. ADR†	3,505	321,759
Ping An Insurance Group Co. of China, Ltd.	83,000	875,550
Poly Property Services Co., Ltd.	1,200	12,639
Postal Savings Bank of China Co., Ltd.*	134,000	73,507
Seazen Group, Ltd.	26,000	24,696
Shandong Weigao Group Medical Polymer Co., Ltd.	32,000	81,413
Shanghai Electric Group Co., Ltd.†	6,000	1,851
Shanghai Fosun Pharmaceutical Group Co., Ltd.	5,500	26,038
Shanghai Pharmaceuticals Holding Co., Ltd.	6,100	10,834
Shenzhen Expressway Co., Ltd.	4,000	3,817
Sinopec Engineering Group Co., Ltd.	9,000	3,988

Security Description	Shares	Value (Note 2)
China (continued)
Sinopec Shanghai Petrochemical Co., Ltd.	16,000	$3,575
Sinopharm Group Co., Ltd.	16,800	40,069
Sinotrans, Ltd.	1,000	209
Sunac China Holdings, Ltd.	34,000	160,463
TravelSky Technology, Ltd.	11,000	21,173
Tsingtao Brewery Co., Ltd.	6,000	53,458
Weichai Power Co., Ltd.	24,000	51,835
WuXi AppTec Co., Ltd.*	2,580	38,809
Xinjiang Goldwind Science & Technology Co., Ltd.	1,400	1,410
Yanzhou Coal Mining Co., Ltd.	10,000	7,811
Yihai International Holding, Ltd.	6,000	73,419
Yuzhou Properties Co., Ltd.	18,000	8,094
Zhaojin Mining Industry Co., Ltd.	9,500	11,952
Zhejiang Expressway Co., Ltd.	16,000	11,902
ZhongAn Online P&C Insurance Co., Ltd.†*	4,400	26,093
Zhuzhou CRRC Times Electric Co., Ltd.	6,700	23,538
Zijin Mining Group Co., Ltd.	62,000	38,871
Zoomlion Heavy Industry Science and Technology Co., Ltd.†	11,600	11,884
ZTE Corp.	8,400	24,859
ZTO Express Cayman, Inc. ADR	5,048	187,028

		6,911,043

Colombia — 0.1%
Bancolombia SA	3,240	23,261
Bancolombia SA (Preference Shares)	5,724	40,634
Ecopetrol SA	57,046	31,785
Grupo Argos SA	456	1,246
Grupo Aval Acciones y Valores (Preference Shares)	17,329	4,039
Grupo de Inversiones Suramericana SA	2,440	12,680
Interconexion Electrica SA ESP	5,002	25,727

		139,372

Czech Republic — 0.1%
CEZ AS	1,671	33,602
Komercni banka AS†	1,151	26,804
Moneta Money Bank AS*	6,328	14,513

		74,919

Greece — 0.1%
Alpha Bank AE†	3,737	2,316
Eurobank Ergasias Services and Holdings SA†	6,300	2,660
Hellenic Telecommunications Organization SA	2,942	43,315
JUMBO SA	1,222	23,882
Motor Oil Hellas Corinth Refineries SA	533	7,195
National Bank of Greece SA†	1,952	2,577
OPAP SA	2,631	23,735

		105,680

Hong Kong — 2.2%
Alibaba Health Information Technology, Ltd.†	48,000	132,787
Alibaba Pictures Group, Ltd.†	130,000	18,137
Beijing Enterprises Holdings, Ltd.	5,500	19,252
BYD Electronic International Co., Ltd.	7,000	24,314
China Education Group Holdings, Ltd.	4,000	7,590
China Everbright International, Ltd.	35,000	21,649
China Everbright, Ltd.	10,000	16,017
China Jinmao Holdings Group, Ltd.	70,000	47,660

46

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Hong Kong (continued)
China Merchants Port Holdings Co., Ltd.	20,000	$22,762
China Mobile, Ltd.	84,000	572,582
China Overseas Land & Investment, Ltd.	52,000	158,519
China Overseas Property Holdings, Ltd.	10,000	10,405
China Resources Beer Holdings Co., Ltd.	20,000	139,190
China Resources Power Holdings Co., Ltd.	24,000	30,612
China Taiping Insurance Holdings Co., Ltd.	20,200	35,438
China Traditional Chinese Medicine Holdings Co., Ltd.	32,000	16,275
China Unicom Hong Kong, Ltd.	76,000	42,417
CITIC, Ltd.	73,000	67,802
CNOOC, Ltd.	241,000	255,307
CSPC Pharmaceutical Group, Ltd.	75,200	157,949
Far East Horizon, Ltd.	17,000	14,007
Fosun International, Ltd.	29,500	33,426
Guangdong Investment, Ltd.	40,000	64,685
Hua Hong Semiconductor, Ltd.†*	5,000	21,969
Hutchison China MediTech, Ltd. ADR†	807	21,886
Lenovo Group, Ltd.	92,000	55,823
Shenzhen Investment, Ltd.	42,000	13,179
Sino-Ocean Group Holdings, Ltd.	35,500	8,577
Sinotruk Hong Kong, Ltd.	8,500	26,518
SSY Group, Ltd.	12,000	7,582
Sun Art Retail Group, Ltd.	28,500	39,506
Towngas China Co., Ltd.	1,000	482
Wharf Holdings, Ltd.	20,000	33,997
Yuexiu Property Co., Ltd.	66,000	12,104

		2,150,405

Hungary — 0.2%
MOL Hungarian Oil & Gas PLC†	4,932	29,007
OTP Bank Nyrt†	3,194	114,311
Richter Gedeon Nyrt	1,961	45,554

		188,872

India — 6.9%
Adani Ports & Special Economic Zone, Ltd.	6,322	26,692
Ambuja Cements, Ltd.†	8,632	25,363
Asian Paints, Ltd.	3,717	85,559
Aurobindo Pharma, Ltd.	3,707	43,466
Avenue Supermarts, Ltd.†*	1,989	54,835
Axis Bank, Ltd.	28,297	164,302
Axis Bank, Ltd. GDR	10	290
Bajaj Auto, Ltd.	981	39,390
Bajaj Finance, Ltd.	2,370	103,497
Bajaj Financial Services	474	39,446
Bandhan Bank, Ltd.†*	4,867	22,497
Berger Paints India, Ltd.	2,463	17,341
Bharat Forge, Ltd.	2,225	11,374
Bharat Petroleum Corp., Ltd.	7,696	42,641
Bharti Airtel, Ltd.†	33,255	247,053
Bharti Infratel, Ltd.	2,897	7,444
Biocon, Ltd.†	2,938	16,133
Bosch, Ltd.†	62	10,927
Britannia Industries, Ltd.	761	39,032
Cipla, Ltd.†	4,478	43,182
Coal India, Ltd.	13,173	22,867
Colgate-Palmolive India, Ltd.	735	13,995
Container Corp. Of India, Ltd.	2,588	15,602

Security Description	Shares	Value (Note 2)
India (continued)
Dabur India, Ltd.	6,986	$47,936
Divi’s Laboratories, Ltd.†	875	30,637
DLF, Ltd.	6,715	12,693
Dr Reddy’s Laboratories, Ltd.†	1,529	92,486
Eicher Motors, Ltd.	162	44,732
GAIL India, Ltd.	16,375	21,226
GAIL India, Ltd. GDR	425	3,264
Godrej Consumer Products, Ltd.	5,374	49,870
Grasim Industries, Ltd.	3,749	31,773
Havells India, Ltd.	2,736	21,390
HCL Technologies, Ltd.	14,695	138,871
HDFC Asset Management Co., Ltd.*	579	18,755
HDFC Bank, Ltd. ADR†	113	5,283
HDFC Life Insurance Co., Ltd.†*	9,319	78,205
Hero MotoCorp, Ltd.	1,194	42,710
Hindalco Industries, Ltd.†	12,911	28,372
Hindustan Petroleum Corp., Ltd.	6,155	17,716
Hindustan Unilever, Ltd.	11,243	333,000
Housing Development Finance Corp., Ltd.	22,484	538,117
ICICI Bank, Ltd. ADR†	33,070	310,527
ICICI Lombard General Insurance Co., Ltd.*	2,634	45,777
ICICI Prudential Life Insurance Co., Ltd.*	4,049	24,497
Indian Oil Corp., Ltd.	18,404	21,911
Indraprastha Gas, Ltd.†	2,287	12,371
Info Edge India, Ltd.†	755	32,342
Infosys, Ltd.	46,759	603,650
InterGlobe Aviation, Ltd.*	1,141	14,986
ITC, Ltd.	46,270	120,233
JSW Steel, Ltd.	8,813	26,008
Jubilant Foodworks, Ltd.	806	18,685
Larsen & Toubro, Ltd.†	6,181	75,670
LIC Housing Finance, Ltd.	2,648	9,327
Lupin, Ltd.	2,754	34,053
Mahindra & Mahindra, Ltd.	9,637	78,741
Mahindra & Mahindra, Ltd. GDR	2	16
Marico, Ltd.	5,595	27,266
Maruti Suzuki India, Ltd.†	1,611	135,059
Motherson Sumi Systems, Ltd.†	9,885	12,554
NTPC, Ltd.†	29,475	34,333
Nestle India, Ltd.	316	69,931
Oil & Natural Gas Corp., Ltd.	28,820	30,287
Page Industries, Ltd.	59	15,649
Petronet LNG, Ltd.	6,059	20,147
Pidilite Industries, Ltd.	1,378	25,114
Piramal Enterprises, Ltd.†	1,065	21,089
Power Grid Corp. of India, Ltd.	22,183	52,981
REC, Ltd.	4,617	6,213
Reliance Industries, Ltd.	39,100	1,084,142
SBI Life Insurance Co., Ltd.†*	5,212	63,625
Shree Cement, Ltd.†	114	33,092
Shriram Transport Finance Co., Ltd.	876	8,130
Siemens, Ltd.†	667	10,485
State Bank of India†	24,592	62,974
Sun Pharmaceutical Industries, Ltd.	11,183	80,495
Tata Consultancy Services, Ltd.	12,338	378,325
Tata Consumer Products, Ltd.	5,590	32,071
Tata Motors, Ltd.†	10,916	15,084
Tata Motors, Ltd. ADR†	1,711	11,669
Tata Steel, Ltd.†	2,700	13,320
Tech Mahindra, Ltd.	5,860	53,523
Titan Co., Ltd.	3,989	56,010

47

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
India (continued)
Torrent Pharmaceuticals, Ltd.†	586	$20,883
UltraTech Cement, Ltd.†	1,551	85,720
United Spirits, Ltd.†	3,559	27,705
UPL, Ltd.†	6,151	39,350
Vedanta, Ltd.	20,807	31,661
Wipro, Ltd.	15,056	56,453
Zee Telefilms, Ltd.	10,260	19,151

		6,713,249

Indonesia — 1.2%
Ace Hardware Indonesia Tbk PT†	43,800	5,249
Adaro Energy Tbk PT	163,000	12,052
Astra International Tbk PT	250,700	87,985
Bank Central Asia Tbk PT	136,100	291,571
Bank Mandiri Persero Tbk PT	249,900	98,761
Bank Negara Indonesia Persero Tbk PT	100,100	31,238
Bank Rakyat Indonesia Persero Tbk PT	748,100	162,859
Bank Tabungan Negara Persero Tbk PT	30,900	2,697
Barito Pacific Tbk PT†	349,300	22,812
Bumi Serpong Damai Tbk PT†	24,700	1,167
Charoen Pokphand Indonesia Tbk PT†	93,800	40,147
Gudang Garam Tbk PT	5,400	18,460
Hanjaya Mandala Sampoerna Tbk PT	97,300	11,436
Indah Kiat Pulp & Paper Corp. PT	24,100	12,769
Indocement Tunggal Prakarsa Tbk PT†	15,800	13,376
Indofood CBP Sukses Makmur Tbk PT	29,600	18,625
Indofood Sukses Makmur Tbk PT	50,400	22,363
Jasa Marga Persero Tbk PT	9,100	2,460
Kalbe Farma Tbk PT	242,700	25,977
Perusahaan Gas Negara Tbk PT	122,700	10,527
Semen Indonesia Persero Tbk PT	40,200	25,296
Telekomunikasi Indonesia Persero Tbk PT	649,000	135,701
Unilever Indonesia Tbk PT	96,900	55,899
United Tractors Tbk PT	17,400	25,534
XL Axiata Tbk PT	35,900	6,172

		1,141,133

Jersey — 0.0%
WNS Holdings, Ltd. ADR†	14	896

Luxembourg — 0.1%
Globant SA†	490	84,741
Reinet Investments SCA	1,724	32,745

		117,486

Malaysia — 1.4%
AMMB Holdings Bhd	19,800	13,592
Axiata Group Bhd	32,400	24,379
British American Tobacco Malaysia Bhd	800	2,026
Carlsberg Brewery Malaysia Bhd	1,500	8,908
CIMB Group Holdings Bhd	85,600	72,789
Dialog Group Bhd	46,000	41,023
DiGi.Com Bhd	33,900	33,910
Fraser & Neave Holdings Bhd	1,400	10,729
Gamuda Bhd	18,700	15,669
Genting Bhd	25,500	23,171
Genting Malaysia Bhd	33,200	17,976
Genting Plantations Bhd†	2,000	4,755
HAP Seng Consolidated Bhd	5,900	12,436
Hartalega Holdings Bhd	22,100	105,354
Hong Leong Bank Bhd	8,100	28,607
Hong Leong Financial Group Bhd	2,700	8,612

Security Description	Shares	Value (Note 2)
Malaysia (continued)
IHH Healthcare Bhd	26,800	$34,114
IJM Corp. Bhd	33,600	12,654
IOI Corp. Bhd	31,800	34,344
Kuala Lumpur Kepong Bhd	5,400	29,739
Malayan Banking Bhd	52,700	95,596
Malaysia Airports Holdings Bhd	11,500	14,291
Maxis Bhd	27,200	34,038
MISC Bhd	16,000	29,753
Nestle Malaysia Bhd	800	26,727
Petronas Chemicals Group Bhd	31,400	45,692
Petronas Dagangan Bhd	2,700	13,678
Petronas Gas Bhd	9,400	37,180
PPB Group Bhd	7,800	36,202
Press Metal Aluminium Holdings Bhd	12,000	13,662
Public Bank Bhd	39,900	160,471
QL Resources Bhd	8,400	19,334
RHB Bank Bhd	20,200	23,878
Sime Darby Bhd	25,100	12,874
Sime Darby Plantation Bhd	25,400	31,201
Telekom Malaysia Bhd	7,200	6,814
Tenaga Nasional Bhd	27,700	74,558
Top Glove Corp. Bhd	20,300	123,775
Westports Holdings Bhd	6,100	5,638

		1,340,149

Mexico — 1.4%
Alfa SAB de CV, Class A	38,000	20,626
Alsea SAB de CV†	3,800	3,702
America Movil SAB de CV, Series L	457,700	288,954
Arca Continental SAB de CV	5,300	26,592
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand	2,756	1,771
Becle SAB de CV	5,779	11,807
Cemex SAB de CV CPO	198,800	60,922
Coca-Cola Femsa SAB de CV	6,700	27,833
Fibra Uno Administracion SA de CV	34,700	28,050
Fomento Economico Mexicano SAB de CV	26,400	162,516
Gruma SAB de CV, Class B	2,760	32,356
Grupo Aeroportuario del Pacifico SAB de CV, Class B	4,900	33,020
Grupo Aeroportuario del Sureste SAB de CV, Class B†	2,710	27,155
Grupo Bimbo SAB de CV, Class A	20,500	37,067
Grupo Carso SAB de CV, Class A1	4,200	8,304
Grupo Financiero Banorte SAB de CV, Class O†	35,500	127,149
Grupo Financiero Inbursa SAB de CV, Class O†	26,900	19,400
Grupo Mexico SAB de CV, Class B	39,100	99,037
Grupo Televisa SAB CPO†	28,200	31,627
Industrias Penoles SAB de CV	1,430	21,328
Infraestructura Energetica Nova SAB de CV	6,000	17,794
Kimberly-Clark de Mexico SAB de CV, Class A	17,400	28,608
Megacable Holdings SA de CV	1,800	5,385
Orbia Advance Corp SAB de CV	11,200	17,760
Promotora y Operadora de Infraestructura SAB de CV†	2,970	21,771
Wal-Mart de Mexico SAB de CV	71,100	167,343

		1,327,877

48

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Peru — 0.0%
Cia de Minas Buenaventura SAA ADR	2,225	$26,389

Philippines — 0.6%
Aboitiz Equity Ventures, Inc.	22,790	22,311
Aboitiz Power Corp.	14,300	7,467
Alliance Global Group, Inc.†	5,430	631
Altus Property Ventures, Inc.†	321	93
Ayala Corp.	3,685	54,582
Ayala Land, Inc.	109,000	74,036
Bank of the Philippine Islands	11,600	16,128
BDO Unibank, Inc.	26,150	46,942
Globe Telecom, Inc.	345	14,478
GT Capital Holdings, Inc.	907	8,031
International Container Terminal Services, Inc.	11,900	23,428
JG Summit Holdings, Inc.	37,100	46,865
Jollibee Foods Corp.	3,440	9,388
Manila Electric Co.	1,950	10,522
Megaworld Corp.	129,000	7,794
Metro Pacific Investments Corp.	95,000	6,048
Metropolitan Bank & Trust Co.	24,723	17,042
PLDT, Inc.	1,050	28,508
Puregold Price Club, Inc.	8,200	7,965
Robinsons Land Corp.	11,800	3,702
Security Bank Corp.	410	770
SM Investments Corp.	3,110	55,835
SM Prime Holdings, Inc.	137,400	84,105
Universal Robina Corp.	10,900	26,964

		573,635

Poland — 0.6%
Bank Polska Kasa Opieki SA†	2,384	32,399
CCC SA	34	508
CD Projekt SA†	901	97,283
Cyfrowy Polsat SA†	3,588	26,784
Dino Polska SA†*	583	32,541
Grupa Lotos SA	632	8,241
KGHM Polska Miedz SA†	1,584	53,726
LPP SA†	16	29,631
mBank SA†	170	8,555
Orange Polska SA†	4,891	9,194
PGE Polska Grupa Energetyczna SA†	9,029	16,074
Polski Koncern Naftowy Orlen SA	3,748	53,634
Polskie Gornictwo Naftowe I Gazownictwo SA	19,195	26,428
Powszechna Kasa Oszczednosci Bank Polski SA†	11,873	69,385
Powszechny Zaklad Ubezpieczen SA	7,490	54,310
Santander Bank Polska SA†	478	19,328

		538,021

Qatar — 0.7%
Barwa Real Estate Co.	23,332	20,284
Commercial Bank PQSC	28,920	32,647
Industries Qatar QSC	23,194	49,546
Masraf Al Rayan QSC	51,862	56,208
Mesaieed Petrochemical Holding Co.	53,729	30,666
Ooredoo Q.P.S.C.	8,133	14,867
Qatar Electricity & Water Co. QSC	4,262	19,805
Qatar Fuel QSC	4,018	17,737
Qatar International Islamic Bank QSC	10,092	22,592
Qatar Islamic Bank SAQ	16,764	74,290
Qatar National Bank Q.P.S.C.	63,040	309,033

		647,675

Security Description	Shares	Value (Note 2)
Romania — 0.0%
NEPI Rockcastle PLC	4,517	$23,547

Russia — 1.9%
Gazprom PJSC ADR	70,690	344,548
Lukoil PJSC ADR	6,093	417,274
Magnit PJSC GDR	5,910	88,020
MMC Norilsk Nickel PJSC ADR	9,367	247,419
Mobile TeleSystems PJSC ADR	7,742	68,594
Novatek PJSC GDR	1,352	199,296
PhosAgro PJSC GDR	3,183	37,734
Rosneft GDR	19,711	93,810
Rostelecom PJSC ADR	3,216	23,165
Severstal PJSC GDR	4,671	57,316
Surgutneftegas PJSC ADR	17,377	86,251
Tatneft PJSC ADR†	2,926	131,467

		1,794,894

Saudi Arabia — 2.1%
Abdullah Al Othaim Markets Co.	400	12,567
Advanced Petrochemical Co.	903	12,350
Al Rajhi Bank	17,413	270,998
Alinma Bank†	14,324	55,381
Almarai Co. JSC	3,361	47,784
Arab National Bank	8,324	42,635
Bank Al-Jazira	6,538	20,692
Bank AlBilad	5,135	31,902
Banque Saudi Fransi	8,034	63,904
Bupa Arabia for Cooperative Insurance Co.†	744	23,714
Co. for Cooperative Insurance†	717	15,436
Dar Al Arkan Real Estate Development Co.†	6,245	11,993
Emaar Economic City†	4,801	9,037
Etihad Etisalat Co.†	5,044	36,339
Jarir Marketing Co.	568	22,775
National Commercial Bank	20,653	197,909
National Industrialization Co.†	2,888	7,861
Rabigh Refining & Petrochemical Co.†	1,220	4,108
Riyad Bank	19,195	85,785
Sahara International Petrochemical Co.	3,354	12,939
Samba Financial Group	13,601	92,526
Saudi Airlines Catering Co.	480	10,443
Saudi Arabian Fertilizer Co.	2,627	54,349
Saudi Arabian Mining Co.†	4,943	47,185
Saudi Arabian Oil Co.*	16,168	141,468
Saudi Basic Industries Corp.	12,114	284,318
Saudi British Bank	9,793	62,686
Saudi Cement Co.	1,065	15,761
Saudi Electricity Co.	9,956	41,415
Saudi Industrial Investment Group	1,925	9,285
Saudi Kayan Petrochemical Co.†	7,478	16,014
Saudi Telecom Co.	8,061	207,302
Savola Group	3,450	42,509
Yanbu National Petrochemical Co.	2,919	39,929

		2,051,299

Singapore — 0.0%
BOC Aviation, Ltd.*	2,200	12,731

South Africa — 3.1%
Absa Group, Ltd.	9,591	44,810
Anglo American Platinum, Ltd.	649	49,850
AngloGold Ashanti, Ltd.	5,570	179,772
Aspen Pharmacare Holdings, Ltd.†	4,998	38,826
Bid Corp., Ltd.	4,420	72,878

49

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
South Africa (continued)
Bidvest Group, Ltd.	3,804	$29,507
Capitec Bank Holdings, Ltd.	583	30,172
Clicks Group, Ltd.	2,916	39,097
Discovery, Ltd.	5,148	33,585
Exxaro Resources, Ltd.	2,480	19,499
FirstRand, Ltd.	64,194	146,798
Gold Fields, Ltd.	11,741	154,001
Growthpoint Properties, Ltd.	32,854	25,644
Impala Platinum Holdings, Ltd.	10,532	93,691
Investec, Ltd.	440	862
Kumba Iron Ore, Ltd.	608	19,679
Liberty Holdings, Ltd.	1,154	4,647
Life Healthcare Group Holdings, Ltd.	16,443	16,712
Momentum Metropolitan Holdings	10,299	9,970
Mr. Price Group, Ltd.	3,055	22,805
MTN Group, Ltd.	22,551	78,542
MultiChoice Group, Ltd.†	5,485	33,945
Naspers, Ltd., Class N	6,133	1,130,325
Nedbank Group, Ltd.	4,919	30,424
Northam Platinum, Ltd.†	4,312	33,925
Old Mutual, Ltd.	61,084	41,021
Pepkor Holdings, Ltd.*	4,656	2,750
Pick n Pay Stores, Ltd.	1,833	4,838
PSG Group, Ltd.	1,760	15,951
Rand Merchant Investment Holdings, Ltd.	9,262	17,242
Remgro, Ltd.	6,459	35,060
Resilient REIT, Ltd.	246	635
RMB Holdings, Ltd.	8,789	703
Sanlam, Ltd.	25,201	90,136
Sasol, Ltd.†	7,426	59,978
Shoprite Holdings, Ltd.	6,162	37,828
Sibanye Stillwater, Ltd.†	29,483	83,025
SPAR Group, Ltd.	2,089	20,235
Standard Bank Group, Ltd.	18,038	115,318
Tiger Brands, Ltd.	2,017	20,848
Vodacom Group, Ltd.	8,427	63,489
Woolworths Holdings, Ltd.	12,413	23,141

		2,972,164

South Korea — 9.9%
Amorepacific Corp.	410	57,265
Amorepacific Corp. (Preference Shares)	34	1,759
AMOREPACIFIC Group	353	15,835
BGF retail Co., Ltd.	67	7,006
BNK Financial Group, Inc.	3,827	16,537
Celltrion Healthcare Co., Ltd.†	885	70,143
Celltrion Pharm, Inc.†	193	19,095
Celltrion, Inc.†	1,281	318,662
Cheil Worldwide, Inc.	795	12,837
CJ CheilJedang Corp.	105	34,061
CJ Corp.	131	9,072
CJ Corp. (Preference Shares)	33	1,588
CJ ENM Co., Ltd.	142	13,742
CJ Logistics Corp.†	104	13,368
Coway Co, Ltd.	547	35,257
Daelim Industrial Co., Ltd.	345	24,322
Daewoo Engineering & Construction Co., Ltd.†	1,737	5,113
Daewoo Shipbuilding & Marine Engineering Co., Ltd.†	366	7,298
DB Insurance Co., Ltd.	596	23,468

Security Description	Shares	Value (Note 2)
South Korea (continued)
Doosan Bobcat, Inc.	431	$9,771
Douzone Bizon Co., Ltd.	226	19,874
E-MART Inc.	204	19,544
Fila Holdings Corp.	453	12,751
GS Engineering & Construction Corp.	745	16,882
GS Holdings Corp.	475	13,988
GS Retail Co., Ltd.	312	9,006
Hana Financial Group, Inc.	4,119	102,431
Hankook Tire & Technology Co., Ltd.	880	19,273
Hanmi Pharm Co., Ltd.	76	16,829
Hanmi Science Co., Ltd.	77	2,715
Hanon Systems	1,951	16,228
Hanwha Corp.	360	7,689
Hanwha Solutions Corp.	1,232	26,430
HDC Hyundai Development Co-Engineering & Construction, Class E	34	620
Helixmith Co., Ltd.†	242	11,007
HLB, Inc.†	561	39,399
Hotel Shilla Co., Ltd.	378	22,376
Hyundai Department Store Co., Ltd.	76	3,814
Hyundai Engineering & Construction Co., Ltd.	928	26,756
Hyundai Glovis Co., Ltd.	260	24,402
Hyundai Heavy Industries Holdings Co., Ltd.	107	21,308
Hyundai Marine & Fire Insurance Co., Ltd.	659	12,822
Hyundai Mobis Co., Ltd.	907	156,740
Hyundai Motor Co.	2,005	213,311
Hyundai Motor Co. (2nd Preference Shares)	456	26,532
Hyundai Motor Co. (Preference Shares)	224	12,995
Hyundai Steel Co.	855	17,834
Industrial Bank of Korea	3,344	22,837
Kakao Corp.	761	219,701
Kangwon Land, Inc.	1,413	27,172
KB Financial Group, Inc.	5,413	160,749
KCC Glass Corp.†	55	1,485
Kia Motors Corp.	3,509	119,218
KMW Co., Ltd.†	329	19,633
Korea Aerospace Industries, Ltd.	820	16,534
Korea Electric Power Corp.†	3,245	52,083
Korea Gas Corp.	247	5,263
Korea Investment Holdings Co., Ltd.	470	19,288
Korea Shipbuilding & Offshore Engineering Co., Ltd.†	492	36,975
Korea Zinc Co., Ltd.	90	31,309
Korean Air Lines Co., Ltd.†	1,023	15,011
KT&G Corp.	1,576	107,089
Kumho Petrochemical Co., Ltd.	190	13,513
LG Chem, Ltd.	622	297,131
LG Chem, Ltd. (Preference Shares)	91	20,358
LG Corp.	1,273	79,216
LG Display Co., Ltd.†	2,748	29,115
LG Electronics, Inc.	1,324	78,689
LG Household & Health Care, Ltd.	126	145,220
LG Household & Health Care, Ltd. (Preference Shares)	26	15,610
LG Innotek Co., Ltd.	151	20,445
LG Uplus Corp.	2,417	23,273
Lotte Chemical Corp.	184	26,109
Lotte Corp.	144	3,751

50

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
South Korea (continued)
Lotte Shopping Co., Ltd.	61	$3,995
Meritz Securities Co., Ltd.	1,482	3,838
Mirae Asset Daewoo Co., Ltd.	3,242	21,521
NAVER Corp.	1,683	425,841
NCSoft Corp.	223	151,898
Netmarble Corp.†*	262	28,229
NH Investment & Securities Co., Ltd.	773	5,707
OCI Co., Ltd.†	20	943
Orion Corp.	297	33,438
Ottogi Corp.	12	5,619
Pan Ocean Co., Ltd.†	3,211	9,487
PearlAbyss Corp.†	63	9,974
POSCO	969	157,627
POSCO Chemical Co., Ltd.	253	16,087
Posco International Corp.	660	7,695
S-1 Corp.	167	12,698
S-Oil Corp.	552	28,314
Samsung Biologics Co, Ltd.†*	220	135,500
Samsung C&T Corp.	1,121	99,900
Samsung Card Co., Ltd.	178	4,237
Samsung Electro-Mechanics Co., Ltd.	740	87,435
Samsung Electronics Co., Ltd.	65,724	3,198,932
Samsung Electronics Co., Ltd. (Preference Shares)	11,355	473,031
Samsung Engineering Co., Ltd.†	2,047	20,525
Samsung Fire & Marine Insurance Co., Ltd.	406	58,131
Samsung Heavy Industries Co., Ltd.†	5,692	27,436
Samsung Life Insurance Co., Ltd.	963	38,498
Samsung SDI Co., Ltd.	748	250,023
Samsung SDS Co., Ltd.	464	64,936
Samsung Securities Co. Ltd.	592	14,413
Shinhan Financial Group Co., Ltd.	6,308	159,951
Shinsegae, Inc.	77	13,530
SK Holdings Co., Ltd.	463	86,432
SK Hynix, Inc.	7,503	522,346
SK Innovation Co., Ltd.	705	75,304
SK Telecom Co., Ltd.	255	47,284
Woori Financial Group, Inc.	7,263	51,488
Yuhan Corp.	581	27,922

		9,556,697

Taiwan — 11.1%
Accton Technology Corp.	6,000	46,740
Acer, Inc.	28,000	19,324
Advantech Co., Ltd.	5,499	57,578
ASE Technology Holding Co., Ltd.	44,000	112,676
Asia Cement Corp.	28,000	38,017
Asustek Computer, Inc.	9,000	66,292
AU Optronics Corp.†	101,000	34,133
Catcher Technology Co., Ltd.	9,000	66,062
Cathay Financial Holding Co., Ltd.	107,000	143,963
Chang Hwa Commercial Bank, Ltd.	75,681	48,815
Cheng Shin Rubber Industry Co., Ltd.	16,000	18,425
Chicony Electronics Co., Ltd.	6,065	17,914
China Airlines, Ltd.†	49,000	13,302
China Development Financial Holding Corp.	153,000	44,957
China Life Insurance Co., Ltd.	37,160	25,809
China Steel Corp.	135,000	90,862
Chunghwa Telecom Co., Ltd.	50,000	186,659
Compal Electronics, Inc.	41,000	26,034

Security Description	Shares	Value (Note 2)
Taiwan (continued)
CTBC Financial Holding Co., Ltd.	251,000	$165,405
Delta Electronics, Inc.	26,000	178,467
E.Sun Financial Holding Co., Ltd.	158,153	146,510
Eclat Textile Co., Ltd.	2,000	23,677
Eva Airways Corp.	41,000	15,097
Evergreen Marine Corp Taiwan, Ltd.†	27,000	10,083
Far Eastern New Century Corp.	33,000	28,881
Far EasTone Telecommunications Co., Ltd.	19,000	40,803
Feng TAY Enterprise Co., Ltd.	4,400	26,173
First Financial Holding Co., Ltd.	137,015	110,518
Formosa Chemicals & Fibre Corp.	46,000	105,217
Formosa Petrochemical Corp.	13,000	35,945
Formosa Plastics Corp.	50,000	133,270
Formosa Taffeta Co., Ltd.	3,000	3,078
Foxconn Technology Co., Ltd.	11,000	20,391
Fubon Financial Holding Co., Ltd.	89,000	126,198
Giant Manufacturing Co., Ltd.	4,000	41,841
Globalwafers Co., Ltd.	3,000	42,847
Highwealth Construction Corp.	3,000	4,388
Hiwin Technologies Corp.	3,183	33,659
Hon Hai Precision Industry Co., Ltd.	170,200	453,109
Hotai Motor Co., Ltd.	4,000	90,598
Hua Nan Financial Holdings Co., Ltd.	116,485	79,579
Innolux Corp.	96,000	26,964
Inventec Corp.	26,000	22,217
Largan Precision Co., Ltd.	1,000	129,298
Lite-On Technology Corp.	23,000	38,837
MediaTek, Inc.	21,000	503,742
Mega Financial Holding Co., Ltd.	151,000	166,109
Micro-Star International Co., Ltd.	8,000	35,455
Nan Ya Plastics Corp.	68,000	140,757
Nanya Technology Corp.	16,000	33,194
Nien Made Enterprise Co., Ltd.	2,000	21,818
Novatek Microelectronics Corp.	8,000	78,693
Pegatron Corp.	24,000	50,680
Phison Electronics Corp.	2,000	20,148
Pou Chen Corp.	27,000	24,511
Powertech Technology, Inc.	9,000	29,992
President Chain Store Corp.	7,000	66,726
Quanta Computer, Inc.	37,000	103,465
Realtek Semiconductor Corp.	6,000	76,033
Ruentex Development Co., Ltd.	7,000	12,086
Shanghai Commercial & Savings Bank, Ltd.	47,000	67,475
Shin Kong Financial Holding Co., Ltd.	150,598	43,821
SinoPac Financial Holdings Co., Ltd.	138,860	50,204
Standard Foods Corp	5,000	10,420
Synnex Technology International Corp.	12,000	17,892
Taishin Financial Holding Co., Ltd.	139,770	63,369
Taiwan Business Bank	85,660	29,571
Taiwan Cement Corp.	61,486	94,112
Taiwan Cooperative Financial Holding Co., Ltd.	133,746	97,806
Taiwan High Speed Rail Corp.	23,000	26,014
Taiwan Mobile Co., Ltd.	21,000	75,095
Taiwan Semiconductor Manufacturing Co., Ltd.	340,000	4,975,972
Tatung Co., Ltd.†	16,000	8,717
Uni-President Enterprises Corp.	66,000	160,440
United Microelectronics Corp.	145,000	110,830
Vanguard International Semiconductor Corp.	11,000	35,575

51

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Taiwan (continued)
Walsin Technology Corp.†	4,000	$23,810
Win Semiconductors Corp.	4,000	42,921
Winbond Electronics Corp.	36,000	16,141
Wistron Corp.	34,027	40,143
Wiwynn Corp.	1,000	26,589
WPG Holdings, Ltd.	15,000	20,339
Yageo Corp.	5,000	66,581
Yuanta Financial Holding Co., Ltd.	116,000	70,830

		10,728,688

Thailand — 1.7%
Advanced Info Service PCL NVDR	15,700	93,277
Airports of Thailand PCL NVDR	62,200	103,061
Asset World Corp. PCL NVDR	70,000	9,061
B Grimm Power PCL	8,400	13,189
Bangkok Bank PCL	6,300	20,152
Bangkok Commercial Asset Management PCL NVDR	16,700	13,261
Bangkok Dusit Medical Services PCL NVDR	126,400	89,505
Bangkok Expressway & Metro PCL NVDR	104,700	29,857
Berli Jucker PCL NVDR	12,300	14,575
BTS Group Holdings PCL NVDR	107,600	36,371
Bumrungrad Hospital PCL	4,600	16,924
Central Pattana PCL NVDR	31,200	48,478
Central Retail Corp. PCL†	20,508	19,452
Charoen Pokphand Foods PCL NVDR	51,700	55,890
CP ALL PCL NVDR†	77,500	169,750
Electricity Generating PCL NVDR	4,000	30,496
Energy Absolute PCL NVDR	22,100	33,439
Global Power Synergy PCL	8,100	17,841
Gulf Energy Development PCL NVDR	26,500	28,773
Home Product Center PCL NVDR	84,300	41,930
Indorama Ventures PCL NVDR	24,900	20,023
Intouch Holdings PCL NVDR	26,100	47,497
IRPC PCL NVDR	82,100	6,713
Kasikornbank PCL NVDR	22,800	59,124
Krung Thai Bank PCL NVDR	47,200	14,956
Krungthai Card PCL	6,300	6,226
Land & Houses PCL NVDR	102,700	24,437
Minor International PCL NVDR†	35,300	20,483
Muangthai Capital PCL NVDR†	8,600	13,917
Osotspa PCL	8,600	11,737
PTT Exploration & Production PCL NVDR	18,100	53,024
PTT Global Chemical PCL NVDR	28,700	43,401
PTT PCL NVDR	158,200	198,647
Ratch Group PCL NVDR	8,600	16,509
Siam Cement PCL NVDR	10,600	130,052
Siam Commercial Bank PCL NVDR	11,600	24,872
Srisawad Corp. PCL	8,000	12,353
Thai Oil PCL NVDR	15,100	20,435
Thai Union Group PCL NVDR	37,600	16,186
TMB Bank PCL NVDR	153,000	4,674
Total Access Communication PCL NVDR	6,300	7,419
True Corp. PCL NVDR	147,500	15,873

		1,653,840

Turkey — 0.3%
Akbank Turk AS†	45,168	34,106

Security Description	Shares	Value (Note 2)
Turkey (continued)
Anadolu Efes Biracilik Ve Malt Sanayii AS	2,074	$5,781
Aselsan Elektronik Sanayi Ve Ticaret AS	4,053	20,581
BIM Birlesik Magazalar AS	5,846	59,987
Eregli Demir ve Celik Fabrikalari TAS	13,128	14,390
Ford Otomotiv Sanayi AS	662	7,914
Haci Omer Sabanci Holding AS	10,891	13,134
KOC Holding AS	11,518	26,797
Tupras Turkiye Petrol Rafinerileri AS†	1,390	16,517
Turk Hava Yollari AO†	7,865	12,031
Turkcell Iletisim Hizmetleri AS	13,948	29,594
Turkiye Garanti Bankasi AS†	32,384	32,569
Turkiye Is Bankasi, Class C†	23,647	16,343
Yapi Ve Kredi Bankasi AS†	42,222	12,941

		302,685

United Arab Emirates — 0.4%
Abu Dhabi Commercial Bank PJSC	38,793	53,284
Aldar Properties PJSC	37,145	17,274
Dubai Islamic Bank PJSC	23,450	23,819
Emaar Malls PJSC†	25,719	9,400
Emaar Properties PJSC†	49,982	35,330
Emirates NBD Bank PJSC	17,841	42,955
Emirates Telecommunications Group Co. PJSC	22,079	100,180
First Abu Dhabi Bank PJSC	37,764	113,388

		395,630

United States — 0.3%
Southern Copper Corp.	832	36,367
Yum China Holdings, Inc.	4,835	247,745

		284,112

Total Common Stocks (cost $77,461,994)		77,703,355

EXCHANGE-TRADED FUNDS — 7.9%
United States — 7.9%
iShares MSCI China A ETF	94,856	3,429,044
iShares MSCI Emerging Markets ETF	98,217	4,251,814

Total Exchange-Traded Funds (cost $7,713,759)		7,680,858

RIGHTS — 0.0%
Brazil — 0.0%
IRB Brasil Resseguros SA Expires 08/12/2020†	3,018	579
B2W Cia Digital Expires 08/25/2020†	152	204

		783

South Africa — 0.0%
Foschini Group, Ltd. Expires 08/07/2020†	1,280	2,052

Total Rights (cost $0)		2,835

WARRANTS — 0.0%
Thailand — 0.0%
Minor International PCL Expires 12/31/2021 (strike price THB 41.88)†	1,765	56

52

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)
WARRANTS (continued)
Thailand (continued)
BTS Group Holdings PCL NVDR Expires 02/16/2021 (strike price THB 14.00)†	5,940	$175

Total Warrants (cost $0)		231

Total Long-Term Investment Securities (cost $85,175,753)		85,387,279

SHORT-TERM INVESTMENT SECURITIES — 2.0%
United States Treasury Bills 0.08% due 02/25/2021(1)	$200,000	199,874
0.12% due 10/08/2020(1)	350,000	349,936
0.14% due 01/28/2021(1)	100,000	99,948
0.14% due 04/22/2021(1)	500,000	499,600
0.15% due 03/25/2021(1)	100,000	99,933
0.15% due 06/17/2021(1)	200,000	199,795
0.16% due 05/20/2021(1)	200,000	199,780
0.17% due 12/31/2020(1)	100,000	99,954
0.34% due 08/13/2020(1)	200,000	199,995

Total Short-Term Investment Securities (cost $1,948,521)		1,948,815

TOTAL INVESTMENTS — (cost $87,124,274)(2)	90.2%	87,336,094
Other assets less liabilities	9.8	9,475,030

NET ASSETS	100.0%	$96,811,124

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2020, the aggregate value of these securities was $2,176,312 representing 2.2% of net assets.

(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	See Note 3 for cost of investments on a tax basis.
ADR	— American Depositary Receipt
CPO	— Certification de Participations Ordinario
ETF	— Exchange-Traded Funds
GDR	— Global Depositary Receipt
NVDR	— Non-Voting Depositary Receipt

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)

213	Long	MSCI Emerging Markets Index	September 2020	$10,486,889	$11,388,045	$901,156

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$18,030,896	$59,672,459	**	$—	$77,703,355
Exchange-Traded Funds	7,680,858	—		—	7,680,858
Rights	2,835	—		—	2,835
Warrants	231	—		—	231
Short-Term Investment Securities	—	1,948,815		—	1,948,815

Total Investments at Value	$25,714,820	$61,621,274		$—	$87,336,094

Other Financial Instruments:†
Future Contracts	$901,156	$—		$—	$901,156

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board; (see Note 2).
†	Amounts represent unrealized/depreciation as of the end of the reporting period.

At the beginning of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no Level 3 investments at the end of the period. There were no material Level 3 transfers during the reporting period.

See Notes to Financial Statements

53

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio@

PORTFOLIO PROFILE — July 31, 2020 — (unaudited)

Industry Allocation*

Diversified Banking Institutions	8.9%
Cable/Satellite TV	4.7
Pipelines	4.6
Real Estate Investment Trusts	3.9
Medical-Drugs	3.7
Telephone-Integrated	3.5
Electric-Integrated	2.8
Oil Companies-Exploration & Production	2.3
Brewery	2.1
Banks-Super Regional	1.6
Food-Misc./Diversified	1.6
Commercial Services-Finance	1.5
Pharmacy Services	1.5
Insurance-Life/Health	1.4
Electronic Measurement Instruments	1.3
Computers	1.3
Banks-Commercial	1.2
Medical-Biomedical/Gene	1.2
Investment Management/Advisor Services	1.2
Auto-Cars/Light Trucks	1.2
Containers-Paper/Plastic	1.2
Medical-Hospitals	1.1
Data Processing/Management	1.1
Aerospace/Defense	1.1
Gas-Distribution	1.1
Transport-Rail	1.0
Steel-Producers	1.0
E-Commerce/Services	0.9
Diversified Financial Services	0.9
Diversified Manufacturing Operations	0.9
Retail-Auto Parts	0.9
Finance-Credit Card	0.9
Electric-Generation	0.8
Tobacco	0.8
Oil Companies-Integrated	0.8
Diagnostic Equipment	0.8
Medical Products	0.8
Insurance-Multi-line	0.7
Television	0.7
Cellular Telecom	0.7
Food-Retail	0.7
Electronic Components-Semiconductors	0.7
Electronic Security Devices	0.7
Broadcast Services/Program	0.7
Containers-Metal/Glass	0.7
Beverages-Non-alcoholic	0.7
Drug Delivery Systems	0.7
Building Products-Wood	0.7
Oil Refining & Marketing	0.6
Machinery-Farming	0.6
Rental Auto/Equipment	0.6
Electric-Distribution	0.6
Insurance Brokers	0.6
Auto/Truck Parts & Equipment-Original	0.6
Consulting Services	0.5
Medical-HMO	0.5
Food-Baking	0.5
Trucking/Leasing	0.5
Transport-Services	0.5
Retail-Building Products	0.5
Security Services	0.5

Enterprise Software/Service	0.4%
Coatings/Paint	0.4
Multimedia	0.4
Steel Pipe & Tube	0.4
Electric Products-Misc.	0.4
Metal Products-Distribution	0.4
Computer Services	0.4
Finance-Investment Banker/Broker	0.4
Advertising Agencies	0.4
Casino Hotels	0.4
Commercial Services	0.3
Chemicals-Specialty	0.3
Gambling (Non-Hotel)	0.3
Independent Power Producers	0.3
Retail-Restaurants	0.3
Metal-Copper	0.3
Aerospace/Defense-Equipment	0.3
Building Products-Air & Heating	0.3
Distribution/Wholesale	0.3
Vitamins & Nutrition Products	0.3
Oil-Field Services	0.3
Medical Labs & Testing Services	0.3
Insurance-Mutual	0.3
Energy-Alternate Sources	0.3
Finance-Other Services	0.2
Insurance-Property/Casualty	0.2
Telecom Services	0.2
Food-Meat Products	0.2
Medical Instruments	0.2
Soap & Cleaning Preparation	0.2
Internet Brokers	0.2
Instruments-Scientific	0.2
Finance-Mortgage Loan/Banker	0.2
Shipbuilding	0.2
Building & Construction Products-Misc.	0.2
Finance-Consumer Loans	0.2
Applications Software	0.2
Food-Catering	0.2
Retail-Propane Distribution	0.2
Electronic Components-Misc.	0.2
Publishing-Newspapers	0.2
Direct Marketing	0.2
Machinery-General Industrial	0.1
Semiconductor Components-Integrated Circuits	0.1
Computer Software	0.1
Semiconductor Equipment	0.1
Retail-Discount	0.1
Rubber/Plastic Products	0.1
Radio	0.1
Office Automation & Equipment	0.1
Machinery-Pumps	0.1
Software Tools	0.1
Quarrying	0.1
Chemicals-Diversified	0.1
Consumer Products-Misc.	0.1
Computers-Integrated Systems	0.1
Hotels/Motels	0.1
Instruments-Controls	0.1
Beverages-Wine/Spirits	0.1
Telecom Equipment-Fiber Optics	0.1
Resorts/Theme Parks	0.1

54

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio@

PORTFOLIO PROFILE — July 31, 2020 — (unaudited) — (continued)

Industry Allocation* (continued)

Oil & Gas Drilling	0.1%
Building Products-Doors & Windows	0.1
Retail-Automobile	0.1
Finance-Leasing Companies	0.1
Paper & Related Products	0.1
Batteries/Battery Systems	0.1
Medical-Outpatient/Home Medical	0.1
Human Resources	0.1
Satellite Telecom	0.1
Precious Metals	0.1
Auto-Heavy Duty Trucks	0.1
Research & Development	0.1
Rubber-Tires	0.1
Professional Sports	0.1
Circuit Boards	0.1
Airlines	0.1
Apparel Manufacturers	0.1
Retail-Arts & Crafts	0.1
Cruise Lines	0.1

98.0%

Credit Quality**†

Aa	0.4%
A	17.8
Baa	54.5
Ba	10.9
B	8.6
Caa	6.3
Ca	0.2
Not Rated@	1.3

100.0%

*	Calculated as a percentage of net assets
**	Calculated as a percentage of total debt issues, excluding short-term securities
†	Source: Moody’s
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

55

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio@

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES — 84.2%
Advertising Agencies — 0.4%
Omnicom Group, Inc./Omnicom Capital, Inc. Senior Notes 3.63% due 05/01/2022	$3,000,000	$3,163,863
Omnicom Group, Inc./Omnicom Capital, Inc. Senior Notes 3.65% due 11/01/2024	1,770,000	1,960,192

		5,124,055

Advertising Sales — 0.0%
Lamar Media Corp. Company Guar. Notes 4.88% due 01/15/2029*	225,000	235,688
Outfront Media Capital LLC/Outfront Media Capital Corp. Company Guar. Notes 4.63% due 03/15/2030*	100,000	93,500

		329,188

Aerospace/Defense — 0.6%
BAE Systems Holdings, Inc. Company Guar. Notes 3.85% due 12/15/2025*	2,000,000	2,253,320
Boeing Co. Senior Notes 2.95% due 02/01/2030	1,950,000	1,870,493
Boeing Co. Senior Notes 3.95% due 08/01/2059	1,670,000	1,563,195
Boeing Co. Senior Bonds 5.81% due 05/01/2050	2,570,000	3,018,614

		8,705,622

Aerospace/Defense-Equipment — 0.3%
TransDigm, Inc. Company Guar. Notes 5.50% due 11/15/2027	675,000	640,372
TransDigm, Inc. Senior Sec. Notes 6.25% due 03/15/2026*	1,275,000	1,345,125
TransDigm, Inc. Company Guar. Notes 6.38% due 06/15/2026	275,000	269,599
TransDigm, Inc. Company Guar. Notes 6.50% due 07/15/2024	475,000	476,187
TransDigm, Inc. Company Guar. Notes 6.50% due 05/15/2025	1,250,000	1,225,000
TransDigm, Inc. Company Guar. Notes 7.50% due 03/15/2027	275,000	278,438

		4,234,721

Airlines — 0.1%
Southwest Airlines Co Senior Notes 5.25% due 05/04/2025	705,000	751,080

Security Description	Principal Amount	Value (Note 2)
Apparel Manufacturers — 0.1%
Hanesbrands, Inc. Company Guar. Notes 4.88% due 05/15/2026*	$325,000	$354,250
William Carter Co. Company Guar. Notes 5.50% due 05/15/2025*	225,000	239,416
William Carter Co. Company Guar. Notes 5.63% due 03/15/2027*	125,000	133,125

		726,791

Applications Software — 0.2%
Nuance Communications, Inc. Company Guar. Notes 5.63% due 12/15/2026	850,000	906,312
SS&C Technologies, Inc. Company Guar. Notes 5.50% due 09/30/2027*	1,500,000	1,610,625

		2,516,937

Auto-Cars/Light Trucks — 1.2%
Ford Motor Credit Co. LLC Senior Notes 3.10% due 05/04/2023	625,000	618,750
Ford Motor Credit Co. LLC Senior Notes 3.34% due 03/18/2021	575,000	576,437
Ford Motor Credit Co. LLC Senior Notes 3.81% due 10/12/2021	650,000	656,656
Ford Motor Credit Co. LLC Senior Notes 4.06% due 11/01/2024	725,000	741,095
Ford Motor Credit Co. LLC Senior Notes 4.14% due 02/15/2023	200,000	203,500
Ford Motor Credit Co. LLC Senior Notes 4.25% due 09/20/2022	200,000	204,000
Ford Motor Credit Co. LLC Senior Notes 4.27% due 01/09/2027	500,000	507,650
Ford Motor Credit Co. LLC Senior Notes 4.39% due 01/08/2026	275,000	282,475
Ford Motor Credit Co. LLC Senior Notes 5.11% due 05/03/2029	750,000	802,275
Ford Motor Credit Co. LLC Senior Notes 5.13% due 06/16/2025	775,000	826,204
General Motors Co. Senior Notes 4.00% due 04/01/2025	1,055,000	1,135,180
General Motors Co. Senior Notes 5.20% due 04/01/2045	3,250,000	3,542,702
General Motors Financial Co., Inc. Company Guar. Notes 3.20% due 07/06/2021	1,750,000	1,778,604
General Motors Financial Co., Inc. Company Guar. Notes 3.45% due 04/10/2022	2,750,000	2,827,556

56

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio@

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Auto-Cars/Light Trucks (continued)
Hyundai Capital America Senior Notes 2.38% due 02/10/2023*	$1,510,000	$1,538,928

		16,242,012

Auto-Heavy Duty Trucks — 0.1%
JB Poindexter & Co., Inc. Senior Notes 7.13% due 04/15/2026*	875,000	923,125

Auto/Truck Parts & Equipment-Original — 0.1%
American Axle & Manufacturing, Inc. Company Guar. Notes 6.50% due 04/01/2027	1,050,000	1,076,250
Dana, Inc. Senior Notes 5.38% due 11/15/2027	150,000	158,100
Dana, Inc. Senior Notes 5.63% due 06/15/2028	75,000	78,750

		1,313,100

Auto/Truck Parts & Equipment-Replacement — 0.0%
Adient US LLC Senior Sec. Notes 7.00% due 05/15/2026*	75,000	80,438
Adient US LLC Senior Sec. Notes 9.00% due 04/15/2025*	100,000	111,125

		191,563

Banks-Commercial — 1.2%
Associated Banc-Corp Sub. Notes 4.25% due 01/15/2025	2,710,000	2,848,925
Branch Banking & Trust Co. Sub. Notes 3.80% due 10/30/2026	3,000,000	3,478,365
Citizens Financial Group, Inc. Sub. Notes 4.15% due 09/28/2022*	3,510,000	3,707,876
Compass Bank Sub. Notes 3.88% due 04/10/2025	3,110,000	3,339,055
Manufacturers & Traders Trust Co. FRS Sub. Notes 0.99% (3 ML+0.64%) due 12/01/2021	2,860,000	2,859,723
MUFG Americas Holdings Corp. Senior Notes 3.00% due 02/10/2025	296,000	321,070

		16,555,014

Banks-Super Regional — 1.6%
Comerica, Inc. Sub. Notes 3.80% due 07/22/2026	2,330,000	2,542,393
Fifth Third Bancorp Senior Notes 2.38% due 01/28/2025	1,765,000	1,873,762
Fifth Third Bancorp Sub. Notes 4.30% due 01/16/2024	3,485,000	3,853,249

Security Description	Principal Amount	Value (Note 2)
Banks-Super Regional (continued)
Huntington Bancshares, Inc. Senior Notes 3.15% due 03/14/2021	$1,340,000	$1,359,974
Huntington Bancshares, Inc. Sub. Notes 7.00% due 12/15/2020	1,780,000	1,821,989
Wells Fargo & Co. Senior Notes 2.88% due 10/30/2030	2,495,000	2,708,784
Wells Fargo & Co. Sub. Notes 4.30% due 07/22/2027	4,800,000	5,524,769
Wells Fargo & Co. Sub. Notes 4.90% due 11/17/2045	2,330,000	3,071,814

		22,756,734

Batteries/Battery Systems — 0.1%
Energizer Holdings, Inc. Company Guar. Notes 4.75% due 06/15/2028*	225,000	241,335
Energizer Holdings, Inc. Company Guar. Notes 6.38% due 07/15/2026*	725,000	772,125
Energizer Holdings, Inc. Company Guar. Notes 7.75% due 01/15/2027*	100,000	111,020

		1,124,480

Beverages-Non-alcoholic — 0.3%
Keurig Dr Pepper, Inc. Company Guar. Notes 4.42% due 05/25/2025	2,000,000	2,337,737
Keurig Dr Pepper, Inc. Company Guar. Notes 4.99% due 05/25/2038	1,340,000	1,809,590

		4,147,327

Brewery — 2.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.65% due 02/01/2026	6,050,000	6,903,436
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.90% due 02/01/2046	3,270,000	4,176,759
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.30% due 02/01/2023	4,494,000	4,787,999
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.60% due 04/15/2048	2,920,000	3,613,781
Constellation Brands, Inc. Senior Bonds 3.75% due 05/01/2050	385,000	454,390
Constellation Brands, Inc. Company Guar. Notes 4.65% due 11/15/2028	5,335,000	6,477,629
Constellation Brands, Inc. Company Guar. Notes 5.25% due 11/15/2048	2,250,000	3,211,064

		29,625,058

57

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio@

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Broadcast Services/Program — 0.7%
Diamond Sports Group LLC/Diamond Sports Finance Co. Senior Sec. Notes 5.38% due 08/15/2026*	$775,000	$596,804
Diamond Sports Group LLC/Diamond Sports Finance Co. Company Guar. Notes 6.63% due 08/15/2027*	950,000	520,125
Discovery Communications LLC Company Guar. Notes 4.65% due 05/15/2050	1,110,000	1,331,555
Fox Corp. Senior Notes 4.71% due 01/25/2029	1,720,000	2,096,161
iHeartCommunications, Inc. Senior Sec. Notes 4.75% due 01/15/2028*	175,000	173,740
iHeartCommunications, Inc. Senior Sec. Notes 5.25% due 08/15/2027*	350,000	353,500
iHeartCommunications, Inc. Senior Sec. Notes 6.38% due 05/01/2026	100,000	105,250
iHeartCommunications, Inc. Company Guar. Notes 8.38% due 05/01/2027	1,898,710	1,895,729
Nexstar Broadcasting, Inc. Company Guar. Notes 5.63% due 08/01/2024*	1,025,000	1,053,188
Nexstar Escrow, Inc. Company Guar. Notes 5.63% due 07/15/2027*	1,325,000	1,418,147

		9,544,199

Building & Construction Products-Misc. — 0.2%
Standard Industries, Inc. Senior Notes 4.38% due 07/15/2030*	175,000	189,000
Standard Industries, Inc. Senior Notes 5.00% due 02/15/2027*	1,275,000	1,354,687
Standard Industries, Inc. Senior Notes 6.00% due 10/15/2025*	1,050,000	1,093,533

		2,637,220

Building Products-Air & Heating — 0.3%
Lennox International, Inc. Company Guar. Notes 1.70% due 08/01/2027	645,000	652,830
Lennox International, Inc. Company Guar. Notes 3.00% due 11/15/2023	3,365,000	3,566,597

		4,219,427

Building Products-Doors & Windows — 0.1%
Cornerstone Building Brands, Inc. Company Guar. Notes 8.00% due 04/15/2026*	1,200,000	1,237,500

Building Products-Wood — 0.7%
Masco Corp. Senior Notes 4.38% due 04/01/2026	5,125,000	5,947,466

Security Description	Principal Amount	Value (Note 2)
Building Products-Wood (continued)
Masco Corp. Senior Notes 4.50% due 05/15/2047	$2,420,000	$2,739,927
Masco Corp. Senior Notes 5.95% due 03/15/2022	554,000	598,505

		9,285,898

Cable/Satellite TV — 3.6%
Cablevision Systems Corp. Senior Notes 5.88% due 09/15/2022	1,100,000	1,184,920
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 4.25% due 02/01/2031*	1,725,000	1,800,072
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 4.50% due 08/15/2030*	675,000	715,432
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.00% due 02/01/2028*	1,025,000	1,086,500
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.13% due 05/01/2027*	575,000	610,039
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.38% due 05/01/2025*	850,000	876,562
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.38% due 06/01/2029*	425,000	465,375
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.75% due 02/15/2026*	700,000	733,250
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.88% due 04/01/2024*	1,000,000	1,034,700
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.88% due 05/01/2027*	1,400,000	1,480,500
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.91% due 07/23/2025	2,350,000	2,728,605
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.48% due 10/23/2045	2,365,000	3,301,419
Comcast Corp. Company Guar. Notes 2.65% due 02/01/2030	2,520,000	2,790,139
Comcast Corp. Company Guar. Notes 3.30% due 02/01/2027	4,690,000	5,324,106

58

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio@

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Cable/Satellite TV (continued)
Comcast Corp. Company Guar. Notes 4.00% due 11/01/2049	$1,554,000	$2,017,347
Cox Communications, Inc. Senior Notes 3.35% due 09/15/2026*	2,625,000	2,959,432
CSC Holdings LLC Company Guar. Notes 4.13% due 12/01/2030*	1,025,000	1,082,677
CSC Holdings LLC Senior Notes 4.63% due 12/01/2030*	200,000	210,000
CSC Holdings LLC Senior Notes 5.25% due 06/01/2024	225,000	247,500
CSC Holdings LLC Company Guar. Notes 5.50% due 05/15/2026*	525,000	550,594
CSC Holdings LLC Company Guar. Notes 5.50% due 04/15/2027*	1,175,000	1,260,187
CSC Holdings LLC Senior Notes 5.75% due 01/15/2030*	1,425,000	1,579,684
CSC Holdings LLC Company Guar. Notes 6.63% due 10/15/2025*	225,000	235,125
CSC Holdings LLC Senior Notes 7.50% due 04/01/2028*	250,000	287,575
DISH DBS Corp. Company Guar. Notes 5.88% due 11/15/2024	975,000	1,016,632
DISH DBS Corp. Company Guar. Notes 7.38% due 07/01/2028*	175,000	185,231
DISH DBS Corp. Company Guar. Notes 7.75% due 07/01/2026	1,000,000	1,127,600
Sirius XM Radio, Inc. Company Guar. Notes 3.88% due 08/01/2022*	125,000	127,344
Sirius XM Radio, Inc. Company Guar. Notes 4.13% due 07/01/2030*	650,000	685,945
Sirius XM Radio, Inc. Company Guar. Notes 4.63% due 07/15/2024*	850,000	895,050
Sirius XM Radio, Inc. Company Guar. Notes 5.38% due 07/15/2026*	925,000	974,663
Time Warner Cable LLC Senior Sec. Notes 4.00% due 09/01/2021	3,273,000	3,358,084
Time Warner Cable LLC Senior Sec. Notes 4.50% due 09/15/2042	1,000,000	1,166,193
Time Warner Cable LLC Senior Sec. Notes 5.50% due 09/01/2041	3,410,000	4,269,193

Security Description	Principal Amount	Value (Note 2)
Cable/Satellite TV (continued)
Time Warner Cable LLC Senior Sec. Notes 6.75% due 06/15/2039	$690,000	$968,463

		49,336,138

Casino Hotels — 0.4%
Boyd Gaming Corp. Company Guar. Notes 4.75% due 12/01/2027*	950,000	913,187
Boyd Gaming Corp. Company Guar. Notes 6.00% due 08/15/2026	225,000	226,773
Boyd Gaming Corp. Company Guar. Notes 6.38% due 04/01/2026	600,000	613,500
Boyd Gaming Corp. Company Guar. Notes 8.63% due 06/01/2025*	75,000	82,679
MGM Resorts International Company Guar. Notes 4.63% due 09/01/2026	536,000	518,816
MGM Resorts International Company Guar. Notes 5.50% due 04/15/2027	115,000	115,575
MGM Resorts International Company Guar. Notes 5.75% due 06/15/2025	329,000	339,692
MGM Resorts International Company Guar. Notes 6.00% due 03/15/2023	650,000	679,250
MGM Resorts International Company Guar. Notes 6.75% due 05/01/2025	150,000	156,000
Station Casinos LLC Company Guar. Notes 4.50% due 02/15/2028*	275,000	246,125
Station Casinos LLC Company Guar. Notes 5.00% due 10/01/2025*	1,200,000	1,135,500

		5,027,097

Cellular Telecom — 0.4%
Sprint Corp. Company Guar. Notes 7.13% due 06/15/2024	1,375,000	1,604,006
Sprint Corp. Company Guar. Notes 7.63% due 02/15/2025	500,000	607,285
Sprint Corp. Company Guar. Notes 7.63% due 03/01/2026	375,000	468,742
Sprint Nextel Corp. Company Guar. Notes 6.00% due 11/15/2022	225,000	243,250
T-Mobile USA, Inc. Company Guar. Notes 4.50% due 02/01/2026	725,000	746,750
T-Mobile USA, Inc. Company Guar. Notes 4.75% due 02/01/2028	275,000	297,990
T-Mobile USA, Inc. Company Guar. Notes 6.00% due 03/01/2023	350,000	353,024

59

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio@

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Cellular Telecom (continued)
T-Mobile USA, Inc. Company Guar. Notes 6.38% due 03/01/2025	$100,000	$102,654
T-Mobile USA, Inc. Company Guar. Notes 6.50% due 01/15/2026	1,200,000	1,264,980

		5,688,681

Chemicals-Diversified — 0.1%
Hexion, Inc. Company Guar. Notes 7.88% due 07/15/2027*	1,000,000	992,500
Illuminate Buyer LLC/Illuminate Holdings IV, Inc. Senior Notes 9.00% due 07/01/2028*	475,000	509,438

		1,501,938

Chemicals-Specialty — 0.1%
Platform Specialty Products Corp. Company Guar. Notes 5.88% due 12/01/2025*	825,000	851,813
PQ Corp. Company Guar. Notes 5.75% due 12/15/2025*	500,000	515,000
W.R. Grace & Co. Company Guar. Notes 4.88% due 06/15/2027*	325,000	346,125

		1,712,938

Circuit Boards — 0.1%
TTM Technologies, Inc. Company Guar. Notes 5.63% due 10/01/2025*	775,000	790,260

Coatings/Paint — 0.4%
RPM International, Inc. Senior Notes 4.55% due 03/01/2029	3,395,000	3,891,033
RPM International, Inc. Senior Notes 5.25% due 06/01/2045	1,740,000	2,067,864

		5,958,897

Commercial Services — 0.3%
Cintas Corp. No. 2 Company Guar. Notes 3.70% due 04/01/2027	3,140,000	3,614,863
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Notes 5.00% due 04/15/2022*	1,200,000	1,205,280

		4,820,143

Commercial Services-Finance — 1.3%
Equifax, Inc. Senior Notes 2.60% due 12/01/2024	1,750,000	1,868,484
Equifax, Inc. Senior Notes 3.25% due 06/01/2026	3,425,000	3,702,335
Equifax, Inc. Senior Notes 3.95% due 06/15/2023	1,315,000	1,424,145

Security Description	Principal Amount	Value (Note 2)
Commercial Services-Finance (continued)
Global Payments, Inc. Senior Notes 4.15% due 08/15/2049	$2,675,000	$3,337,194
MPH Acquisition Holdings LLC Company Guar. Notes 7.13% due 06/01/2024*	2,100,000	2,155,125
Refinitiv US Holdings, Inc. Senior Sec. Notes 6.25% due 05/15/2026*	275,000	297,344
Refinitiv US Holdings, Inc. Company Guar. Notes 8.25% due 11/15/2026*	1,750,000	1,931,563
Total System Services, Inc. Senior Notes 4.45% due 06/01/2028	1,850,000	2,206,909
Total System Services, Inc. Senior Notes 4.80% due 04/01/2026	695,000	826,632

		17,749,731

Computer Services — 0.4%
Banff Merger Sub, Inc. Senior Notes 9.75% due 09/01/2026*	325,000	343,974
Leidos, Inc. Company Guar. Notes 3.63% due 05/15/2025*	1,475,000	1,629,433
SAIC, Inc. Senior Sec. Notes 5.95% due 12/01/2040	850,000	977,389
Science Applications International Corp. Company Guar. Notes 4.88% due 04/01/2028*	50,000	52,375
Tempo Acquisition LLC/Tempo Acquisition Finance Corp. Senior Notes 6.75% due 06/01/2025*	2,375,000	2,452,187

		5,455,358

Computer Software — 0.1%
BY Crown Parent LLC/BY Bond Finance, Inc. Senior Sec. Notes 4.25% due 01/31/2026*	200,000	207,310
Rackspace Hosting, Inc. Company Guar. Notes 8.63% due 11/15/2024*	1,650,000	1,724,250

		1,931,560

Computers — 1.3%
Apple, Inc. Senior Notes 2.65% due 05/11/2050	3,745,000	4,132,664
Dell International LLC/EMC Corp. Senior Sec. Notes 5.30% due 10/01/2029*	3,420,000	3,936,721
Dell International LLC/EMC Corp. Senior Sec. Notes 5.85% due 07/15/2025*	2,285,000	2,672,286
Dell International LLC/EMC Corp. Senior Sec. Notes 6.02% due 06/15/2026*	1,940,000	2,274,794

60

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio@

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Computers (continued)
Dell International LLC/EMC Corp. Senior Sec. Notes 6.20% due 07/15/2030*	$880,000	$1,074,155
Dell International LLC/EMC Corp. Company Guar. Notes 7.13% due 06/15/2024*	2,100,000	2,181,375
Hewlett Packard Enterprise Co. Senior Notes 3.60% due 10/15/2020	1,670,000	1,675,287

		17,947,282

Computers-Integrated Systems — 0.1%
NCR Corp. Company Guar. Notes 5.00% due 07/15/2022	225,000	225,563
NCR Corp. Company Guar. Notes 5.75% due 09/01/2027*	150,000	154,875
NCR Corp. Company Guar. Notes 6.13% due 09/01/2029*	250,000	273,862
NCR Corp. Company Guar. Notes 6.38% due 12/15/2023	750,000	772,500
NCR Corp. Company Guar. Notes 8.13% due 04/15/2025*	25,000	27,743

		1,454,543

Computers-Memory Devices — 0.0%
Western Digital Corp. Company Guar. Notes 4.75% due 02/15/2026	150,000	162,956

Consulting Services — 0.5%
Gartner, Inc. Company Guar. Notes 4.50% due 07/01/2028*	200,000	210,000
Verisk Analytics, Inc. Senior Notes 4.00% due 06/15/2025	250,000	286,040
Verisk Analytics, Inc. Senior Notes 4.13% due 09/12/2022	2,068,000	2,214,738
Verisk Analytics, Inc. Senior Notes 4.13% due 03/15/2029	160,000	193,226
Verisk Analytics, Inc. Senior Notes 5.50% due 06/15/2045	3,060,000	4,527,696

		7,431,700

Consumer Products-Misc. — 0.1%
Prestige Brands, Inc. Company Guar. Notes 5.13% due 01/15/2028*	275,000	288,555
Prestige Brands, Inc. Company Guar. Notes 6.38% due 03/01/2024*	1,150,000	1,190,250

		1,478,805

Security Description	Principal Amount	Value (Note 2)
Containers-Metal/Glass — 0.3%
BWAY Holding Co. Senior Sec. Notes 5.50% due 04/15/2024*	$400,000	$407,832
BWAY Holding Co. Senior Notes 7.25% due 04/15/2025*	2,150,000	2,064,000
Owens-Brockway Glass Container, Inc. Company Guar. Notes 5.38% due 01/15/2025*	925,000	950,437
Owens-Brockway Glass Container, Inc. Company Guar. Notes 6.38% due 08/15/2025*	700,000	749,000
Owens-Brockway Glass Container, Inc. Company Guar. Notes 6.63% due 05/13/2027*	175,000	189,438

		4,360,707

Containers-Paper/Plastic — 1.2%
Berry Global Escrow Corp. Sec. Notes 5.63% due 07/15/2027*	500,000	535,000
Berry Global, Inc. Senior Sec. Notes 4.88% due 07/15/2026*	800,000	845,000
Berry Global, Inc. Sec. Notes 5.13% due 07/15/2023	250,000	253,438
Flex Acquisition Co., Inc. Senior Notes 6.88% due 01/15/2025*	2,300,000	2,334,500
Flex Acquisition Co., Inc. Senior Notes 7.88% due 07/15/2026*	1,150,000	1,192,193
Graphic Packaging International LLC Company Guar. Notes 4.75% due 07/15/2027*	300,000	324,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Company Guar. Notes 7.00% due 07/15/2024*	1,050,000	1,069,687
Sealed Air Corp. Company Guar. Notes 4.00% due 12/01/2027*	350,000	362,250
Sealed Air Corp. Company Guar. Notes 5.13% due 12/01/2024*	400,000	440,000
Trident Merger Sub, Inc. Company Guar. Notes 6.63% due 11/01/2025*	1,025,000	1,007,062
Trident TPI Holdings, Inc. Company Guar. Notes 9.25% due 08/01/2024*	475,000	504,099
WestRock RKT Co. Company Guar. Notes 4.00% due 03/01/2023	700,000	747,917
WRKCo, Inc. Company Guar. Notes 4.00% due 03/15/2028	3,260,000	3,748,827
WRKCo, Inc. Company Guar. Notes 4.90% due 03/15/2029	2,100,000	2,578,158

		15,942,131

61

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio@

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Cosmetics & Toiletries — 0.0%
Edgewell Personal Care Co. Company Guar. Notes 5.50% due 06/01/2028*	$450,000	$487,125

Data Processing/Management — 1.1%
Dun & Bradstreet Corp. Senior Sec. Notes 6.88% due 08/15/2026*	450,000	491,625
Fair Isaac Corp. Senior Notes 4.00% due 06/15/2028*	125,000	130,750
Fidelity National Information Services, Inc. Company Guar. Notes 3.50% due 04/15/2023	3,800,000	4,073,947
Fidelity National Information Services, Inc. Company Guar. Notes 3.88% due 06/05/2024	2,265,000	2,508,092
Fiserv, Inc. Senior Notes 3.85% due 06/01/2025	3,250,000	3,698,226
Fiserv, Inc. Senior Notes 4.20% due 10/01/2028	2,870,000	3,472,024
Star Merger Sub, Inc. Company Guar. Notes 10.25% due 02/15/2027*	1,005,000	1,141,107

		15,515,771

Diagnostic Equipment — 0.3%
Avantor Funding, Inc. Company Guar. Notes 4.63% due 07/15/2028*	1,000,000	1,056,500
Avantor, Inc. Senior Sec. Notes 6.00% due 10/01/2024*	450,000	473,625
Thermo Fisher Scientific, Inc. Senior Notes 2.95% due 09/19/2026	2,040,000	2,285,849

		3,815,974

Direct Marketing — 0.2%
Terrier Media Buyer, Inc. Company Guar. Notes 8.88% due 12/15/2027*	2,050,000	2,101,250

Disposable Medical Products — 0.0%
Teleflex, Inc. Company Guar. Notes 4.25% due 06/01/2028*	100,000	107,125
Teleflex, Inc. Company Guar. Notes 4.63% due 11/15/2027	125,000	135,159
Teleflex, Inc. Company Guar. Notes 4.88% due 06/01/2026	100,000	105,000

		347,284

Distribution/Wholesale — 0.3%
ABC Supply Co., Inc. Senior Sec. Notes 4.00% due 01/15/2028*	150,000	156,000

Security Description	Principal Amount	Value (Note 2)
Distribution/Wholesale (continued)
American Builders & Contractors Supply Co., Inc. Company Guar. Notes 5.88% due 05/15/2026*	$1,475,000	$1,559,812
CD&R Waterworks Merger Sub LLC Senior Notes 6.13% due 08/15/2025*	1,525,000	1,570,872
KAR Auction Services, Inc. Company Guar. Notes 5.13% due 06/01/2025*	775,000	778,875

		4,065,559
Diversified Banking Institutions — 8.8%
Bank of America Corp. Senior Notes 2.33% due 10/01/2021	4,100,000	4,112,634
Bank of America Corp. Senior Notes 2.59% due 04/29/2031	2,325,000	2,494,024
Bank of America Corp. Senior Notes 2.82% due 07/21/2023	6,540,000	6,812,870
Bank of America Corp. Senior Notes 3.71% due 04/24/2028	2,975,000	3,403,453
Bank of America Corp. Senior Notes 3.82% due 01/20/2028	3,170,000	3,628,089
Bank of America Corp. Sub. Notes 3.95% due 04/21/2025	1,000,000	1,122,759
Bank of America Corp. Senior Notes 4.00% due 04/01/2024	3,350,000	3,747,294
Bank of America Corp. Sub. Notes 4.00% due 01/22/2025	3,500,000	3,914,368
Bank of America Corp. Sub. Notes 4.18% due 11/25/2027	2,760,000	3,180,457
Citigroup, Inc. Senior Notes 2.88% due 07/24/2023	2,250,000	2,347,109
Citigroup, Inc. Senior Notes 2.98% due 11/05/2030	1,390,000	1,522,330
Citigroup, Inc. Senior Notes 3.35% due 04/24/2025	2,085,000	2,270,434
Citigroup, Inc. Senior Notes 3.40% due 05/01/2026	3,340,000	3,741,422
Citigroup, Inc. Senior Notes 3.52% due 10/27/2028	6,250,000	7,044,357
Citigroup, Inc. Sub. Notes 4.13% due 07/25/2028	1,340,000	1,551,536
Citigroup, Inc. Sub. Notes 4.30% due 11/20/2026	3,100,000	3,572,317
Citigroup, Inc. Sub. Notes 5.50% due 09/13/2025	2,500,000	2,980,237

62

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio@

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
City National Corp. Senior Notes 5.25% due 09/15/2020	$2,205,000	$2,217,571
Goldman Sachs Group, Inc. Senior Notes 2.35% due 11/15/2021	2,685,000	2,699,168
Goldman Sachs Group, Inc. Senior Notes 3.81% due 04/23/2029	3,800,000	4,389,668
Goldman Sachs Group, Inc. Senior Notes 4.22% due 05/01/2029	3,125,000	3,698,275
Goldman Sachs Group, Inc. Sub. Notes 5.15% due 05/22/2045	3,000,000	4,157,617
Goldman Sachs Group, Inc. Senior Notes 5.75% due 01/24/2022	4,000,000	4,303,935
JPMorgan Chase & Co. Senior Notes 2.78% due 04/25/2023	2,020,000	2,097,694
JPMorgan Chase & Co. Sub. Notes 3.38% due 05/01/2023	1,510,000	1,617,754
JPMorgan Chase & Co. Sub. Notes 3.88% due 09/10/2024	10,500,000	11,754,053
JPMorgan Chase & Co. Sub. Notes 8.00% due 04/29/2027	460,000	639,882
Morgan Stanley Senior Notes 2.50% due 04/21/2021	4,695,000	4,771,921
Morgan Stanley Senior Notes 3.77% due 01/24/2029	2,000,000	2,319,480
Morgan Stanley Sub. Notes 3.95% due 04/23/2027	8,250,000	9,431,921
Morgan Stanley Sub. Notes 4.10% due 05/22/2023	4,000,000	4,349,544
Morgan Stanley Senior Notes 4.46% due 04/22/2039	3,125,000	4,112,128
Morgan Stanley Sub. Notes 5.00% due 11/24/2025	2,000,000	2,383,941

		122,390,242

Diversified Manufacturing Operations — 0.8%
General Electric Co. Senior Notes 4.35% due 05/01/2050	895,000	928,233
Koppers, Inc. Company Guar. Notes 6.00% due 02/15/2025*	1,675,000	1,725,250
Parker-Hannifin Corp. Senior Notes 3.25% due 03/01/2027	3,140,000	3,506,919
Textron, Inc. Senior Notes 3.88% due 03/01/2025	905,000	976,416

Security Description	Principal Amount	Value (Note 2)
Diversified Manufacturing Operations (continued)
Textron, Inc. Senior Notes 3.90% due 09/17/2029	$1,215,000	$1,340,616
Textron, Inc. Senior Notes 4.30% due 03/01/2024	1,945,000	2,093,986

		10,571,420

Drug Delivery Systems — 0.7%
Becton Dickinson and Co. Senior Notes 3.70% due 06/06/2027	3,025,000	3,461,874
Becton Dickinson and Co. Senior Notes 3.73% due 12/15/2024	1,625,000	1,808,356
Becton Dickinson and Co. Senior Notes 4.69% due 12/15/2044	3,088,000	4,085,786

		9,356,016

E-Commerce/Services — 0.9%
Booking Holdings, Inc. Senior Notes 4.63% due 04/13/2030	1,820,000	2,216,943
Expedia, Inc. Company Guar. Notes 3.80% due 02/15/2028	2,770,000	2,743,034
Expedia, Inc. Company Guar. Notes 5.00% due 02/15/2026	4,450,000	4,695,329
Expedia, Inc. Company Guar. Notes 5.95% due 08/15/2020	930,000	930,744
Go Daddy Operating Co. LLC/GD Finance Co., Inc. Company Guar. Notes 5.25% due 12/01/2027*	300,000	319,875
Match Group, Inc. Senior Notes 4.13% due 08/01/2030*	775,000	798,250
Match Group, Inc. Senior Notes 4.63% due 06/01/2028*	625,000	659,975
Match Group, Inc. Senior Notes 5.00% due 12/15/2027*	450,000	472,500

		12,836,650

Electric Products-Misc. — 0.4%
Molex Electronic Technologies LLC Senior Notes 3.90% due 04/15/2025*	2,500,000	2,614,963
WESCO Distribution, Inc. Company Guar. Notes 5.38% due 12/15/2021	1,500,000	1,509,765
WESCO Distribution, Inc. Company Guar. Notes 5.38% due 06/15/2024	250,000	255,550
WESCO Distribution, Inc. Company Guar. Notes 7.13% due 06/15/2025*	250,000	274,348

63

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio@

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Electric Products-Misc. (continued)
WESCO Distribution, Inc. Company Guar. Notes 7.25% due 06/15/2028*	$875,000	$955,937

		5,610,563

Electric-Distribution — 0.5%
Sempra Energy Senior Notes 3.55% due 06/15/2024	3,000,000	3,287,140
Sempra Energy Senior Notes 6.00% due 10/15/2039	1,170,000	1,738,401
UIL Holdings Corp. Senior Notes 4.63% due 10/01/2020	2,070,000	2,077,786

		7,103,327

Electric-Generation — 0.4%
Emera US Finance LP Company Guar. Notes 3.55% due 06/15/2026	1,240,000	1,403,871
Emera US Finance LP Company Guar. Notes 4.75% due 06/15/2046	1,880,000	2,442,116
Pattern Energy Operations LP/Pattern Energy Operations, Inc. Company Guar. Notes 4.50% due 08/15/2028*	225,000	238,500
Vistra Operations Co. LLC Company Guar. Notes 5.00% due 07/31/2027*	350,000	373,625
Vistra Operations Co. LLC Company Guar. Notes 5.50% due 09/01/2026*	425,000	447,844
Vistra Operations Co. LLC Company Guar. Notes 5.63% due 02/15/2027*	925,000	992,488

		5,898,444

Electric-Integrated — 2.3%
Ameren Corp. Senior Notes 3.65% due 02/15/2026	1,480,000	1,679,790
American Electric Power Co., Inc. Senior Notes 3.20% due 11/13/2027	3,125,000	3,492,113
Black Hills Corp. Senior Notes 2.50% due 06/15/2030	1,210,000	1,280,557
Cleveland Electric Illuminating Co. Senior Notes 5.95% due 12/15/2036	1,145,000	1,528,115
Consolidated Edison Co. of New York, Inc. Senior Notes 4.63% due 12/01/2054	1,367,000	1,896,740
DPL, Inc. Senior Notes 4.13% due 07/01/2025*	150,000	157,975
Entergy Gulf States Louisiana LLC 1st Mtg. Notes 5.59% due 10/01/2024	125,000	149,522

Security Description	Principal Amount	Value (Note 2)
Electric-Integrated (continued)
Eversource Energy Senior Notes 3.35% due 03/15/2026	$3,300,000	$3,674,214
Exelon Corp. Senior Notes 3.95% due 06/15/2025	1,500,000	1,727,543
Exelon Generation Co. LLC Senior Notes 4.25% due 06/15/2022	4,900,000	5,196,297
Exelon Generation Co. LLC Senior Notes 5.75% due 10/01/2041	500,000	602,110
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 3.55% due 05/01/2027	1,125,000	1,305,346
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 3.63% due 06/15/2023	3,000,000	3,241,301
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 4.50% due 06/01/2021	2,000,000	2,046,103
PPL Capital Funding, Inc. Company Guar. Notes 3.95% due 03/15/2024	2,500,000	2,723,406
PPL Capital Funding, Inc. Company Guar. Notes 4.20% due 06/15/2022	590,000	623,379
PSEG Power LLC Company Guar. Notes 4.15% due 09/15/2021	725,000	746,425

		32,070,936

Electronic Components-Semiconductors — 0.6%
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.88% due 01/15/2027	3,440,000	3,821,554
Microchip Technology, Inc. Company Guar. Notes 4.25% due 09/01/2025*	475,000	499,327
Micron Technology, Inc. Senior Notes 2.50% due 04/24/2023	540,000	563,773
Micron Technology, Inc. Senior Notes 4.64% due 02/06/2024	2,750,000	3,055,207
Qorvo, Inc. Company Guar. Notes 4.38% due 10/15/2029*	425,000	457,938
Qorvo, Inc. Company Guar. Notes 5.50% due 07/15/2026	200,000	214,658

		8,612,457

Electronic Measurement Instruments — 1.3%
Agilent Technologies, Inc. Senior Notes 3.05% due 09/22/2026	3,330,000	3,677,783
Keysight Technologies, Inc. Senior Notes 3.00% due 10/30/2029	1,425,000	1,595,860
Keysight Technologies, Inc. Senior Notes 4.55% due 10/30/2024	4,175,000	4,742,065

64

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio@

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Electronic Measurement Instruments (continued)
Roper Technologies, Inc. Senior Notes 2.95% due 09/15/2029	$1,230,000	$1,379,906
Roper Technologies, Inc. Senior Notes 3.80% due 12/15/2026	1,225,000	1,428,287
Roper Technologies, Inc. Senior Notes 3.85% due 12/15/2025	3,510,000	4,011,560
Roper Technologies, Inc. Senior Notes 4.20% due 09/15/2028	955,000	1,156,892

		17,992,353

Electronic Security Devices — 0.4%
Allegion US Holding Co., Inc. Company Guar. Notes 3.55% due 10/01/2027	5,570,000	5,957,953

Energy-Alternate Sources — 0.3%
Enviva Partners LP/Enviva Partners Finance Corp. Company Guar. Notes 6.50% due 01/15/2026*	1,625,000	1,750,937
TerraForm Power Operating LLC Company Guar. Notes 4.25% due 01/31/2023*	100,000	104,830
TerraForm Power Operating LLC Company Guar. Notes 4.75% due 01/15/2030*	525,000	568,313
TerraForm Power Operating LLC Company Guar. Notes 5.00% due 01/31/2028*	1,250,000	1,378,125

		3,802,205

Enterprise Software/Service — 0.4%
Open Text Holdings, Inc. Company Guar. Notes 4.13% due 02/15/2030*	300,000	315,000
Oracle Corp. Senior Notes 3.60% due 04/01/2050	4,300,000	5,145,945
Sophia LP/Sophia Finance, Inc. Senior Notes 9.00% due 09/30/2023*	675,000	680,063

		6,141,008

Finance-Consumer Loans — 0.2%
Navient Corp. Senior Notes 5.00% due 10/26/2020	225,000	226,712
Navient Corp. Senior Notes 5.00% due 03/15/2027	150,000	143,625
Navient Corp. Senior Notes 5.88% due 10/25/2024	1,300,000	1,332,500
Navient Corp. Senior Notes 6.75% due 06/25/2025	400,000	418,250
Navient Corp. Senior Notes 6.75% due 06/15/2026	150,000	156,000

Security Description	Principal Amount	Value (Note 2)
Finance-Consumer Loans (continued)
SLM Corp. Senior Notes 5.50% due 01/25/2023	$275,000	$281,875

		2,558,962

Finance-Credit Card — 0.9%
Capital One Bank USA NA Sub. Notes 3.38% due 02/15/2023	6,100,000	6,453,785
Capital One Financial Corp. Sub. Notes 4.20% due 10/29/2025	1,690,000	1,898,780
Discover Financial Services Senior Notes 3.85% due 11/21/2022	3,212,000	3,420,208

		11,772,773

Finance-Investment Banker/Broker — 0.4%
Jefferies Group LLC Senior Notes 4.85% due 01/15/2027	3,475,000	3,961,704
Jefferies Group LLC Senior Notes 6.50% due 01/20/2043	1,170,000	1,485,961

		5,447,665

Finance-Mortgage Loan/Banker — 0.2%
Quicken Loans, Inc. Company Guar. Notes 5.25% due 01/15/2028*	450,000	486,032
Quicken Loans, Inc. Company Guar. Notes 5.75% due 05/01/2025*	2,275,000	2,345,377

		2,831,409

Finance-Other Services — 0.2%
CBOE Holdings, Inc. Senior Notes 3.65% due 01/12/2027	3,000,000	3,453,099

Financial Guarantee Insurance — 0.0%
MBIA, Inc. Senior Notes 6.63% due 10/01/2028	250,000	198,750

Food-Baking — 0.2%
Flowers Foods, Inc. Senior Notes 3.50% due 10/01/2026	2,180,000	2,354,753

Food-Catering — 0.2%
Aramark Services, Inc. Company Guar. Notes 4.75% due 06/01/2026	275,000	273,625
Aramark Services, Inc. Company Guar. Notes 5.00% due 04/01/2025*	325,000	333,938
Aramark Services, Inc. Company Guar. Bonds 5.00% due 02/01/2028*	1,500,000	1,509,375
Aramark Services, Inc. Company Guar. Notes 6.38% due 05/01/2025*	275,000	290,125

		2,407,063

65

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio@

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Food-Meat Products — 0.2%
Tyson Foods, Inc. Senior Notes 3.95% due 08/15/2024	$1,475,000	$1,642,406
Tyson Foods, Inc. Senior Notes 5.15% due 08/15/2044	1,250,000	1,691,196

		3,333,602

Food-Misc./Diversified — 1.1%
B&G Foods, Inc. Company Guar. Notes 5.25% due 04/01/2025	300,000	313,539
General Mills, Inc. Senior Notes 4.70% due 04/17/2048	1,075,000	1,553,835
Kraft Heinz Foods Co. Company Guar. Notes 3.00% due 06/01/2026	1,355,000	1,433,331
Lamb Weston Holdings, Inc. Company Guar. Notes 4.63% due 11/01/2024*	525,000	549,938
Lamb Weston Holdings, Inc. Company Guar. Notes 4.88% due 05/15/2028*	50,000	56,188
McCormick & Co., Inc. Senior Notes 2.50% due 04/15/2030	870,000	948,129
McCormick & Co., Inc. Senior Notes 3.15% due 08/15/2024	3,140,000	3,434,785
McCormick & Co., Inc. Senior Notes 3.40% due 08/15/2027	2,915,000	3,314,958
Post Holdings, Inc. Company Guar. Notes 5.00% due 08/15/2026*	100,000	104,796
Post Holdings, Inc. Company Guar. Notes 5.63% due 01/15/2028*	575,000	628,360
Post Holdings, Inc. Company Guar. Notes 5.75% due 03/01/2027*	2,200,000	2,343,000

		14,680,859

Food-Retail — 0.7%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC Company Guar. Notes 3.50% due 02/15/2023*	125,000	127,813
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC Company Guar. Notes 4.88% due 02/15/2030*	175,000	189,525
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC Company Guar. Notes 5.75% due 03/15/2025	1,775,000	1,837,125
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC Company Guar. Notes 6.63% due 06/15/2024	875,000	910,525

Security Description	Principal Amount	Value (Note 2)
Food-Retail (continued)
Kroger Co. Senior Notes 3.50% due 02/01/2026	$3,150,000	$3,570,292
Kroger Co. Senior Notes 4.45% due 02/01/2047	1,325,000	1,734,032
Kroger Co. Senior Notes 6.90% due 04/15/2038	940,000	1,415,304

		9,784,616

Food-Wholesale/Distribution — 0.0%
US Foods, Inc. Company Guar. Notes 5.88% due 06/15/2024*	525,000	524,018

Gambling (Non-Hotel) — 0.2%
Caesars Resort Collection LLC/CRC Finco, Inc. Company Guar. Notes 5.25% due 10/15/2025*	575,000	518,432
Colt Merger Sub, Inc. Senior Sec. Notes 5.75% due 07/01/2025*	125,000	130,000
Colt Merger Sub, Inc. Senior Sec. Notes 6.25% due 07/01/2025*	600,000	625,875
Colt Merger Sub, Inc. Senior Notes 8.13% due 07/01/2027*	750,000	764,062
Mohegan Gaming & Entertainment Company Guar. Notes 7.88% due 10/15/2024*	1,050,000	887,250

		2,925,619

Gas-Distribution — 1.1%
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.50% due 05/20/2025	100,000	108,000
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.63% due 05/20/2024	325,000	349,375
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.75% due 05/20/2027	175,000	191,625
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.88% due 08/20/2026	950,000	1,048,278
Dominion Energy Gas Holdings LLC Senior Notes 3.00% due 11/15/2029	1,200,000	1,336,873
National Fuel Gas Co. Senior Notes 3.75% due 03/01/2023	3,800,000	3,918,019
National Fuel Gas Co. Senior Notes 4.90% due 12/01/2021	1,880,000	1,941,722
National Fuel Gas Co. Senior Notes 5.50% due 01/15/2026	2,025,000	2,189,672

66

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio@

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Gas-Distribution (continued)
NiSource, Inc. Senior Notes 2.65% due 11/17/2022	$1,350,000	$1,411,429
NiSource, Inc. Senior Notes 4.38% due 05/15/2047	935,000	1,236,415
Southern Co. Gas Capital Corp. Company Guar. Notes 3.95% due 10/01/2046	1,120,000	1,357,104

		15,088,512

Home Decoration Products — 0.0%
Newell Brands, Inc. Senior Notes 4.88% due 06/01/2025	175,000	190,313

Hotels/Motels — 0.1%
Hilton Domestic Operating Co., Inc. Company Guar. Notes 4.25% due 09/01/2024	200,000	202,000
Hilton Domestic Operating Co., Inc. Company Guar. Notes 5.13% due 05/01/2026	900,000	931,500
Hilton Domestic Operating Co., Inc. Company Guar. Notes 5.38% due 05/01/2025*	75,000	78,413
Hilton Domestic Operating Co., Inc. Company Guar. Notes 5.75% due 05/01/2028*	225,000	240,187

		1,452,100

Human Resources — 0.1%
Team Health Holdings, Inc. Company Guar. Notes 6.38% due 02/01/2025*	1,800,000	1,044,000

Independent Power Producers — 0.3%
Calpine Corp. Senior Sec. Notes 4.50% due 02/15/2028*	400,000	413,000
Calpine Corp. Senior Notes 4.63% due 02/01/2029*	250,000	252,495
Calpine Corp. Senior Notes 5.00% due 02/01/2031*	275,000	281,842
Calpine Corp. Senior Notes 5.13% due 03/15/2028*	425,000	442,072
Calpine Corp. Senior Sec. Notes 5.25% due 06/01/2026*	100,000	104,000
Calpine Corp. Senior Notes 5.75% due 01/15/2025	1,325,000	1,363,425
NRG Energy, Inc. Company Guar. Notes 5.25% due 06/15/2029*	550,000	608,118
NRG Energy, Inc. Company Guar. Notes 5.75% due 01/15/2028	325,000	357,214
NRG Energy, Inc. Company Guar. Notes 6.63% due 01/15/2027	575,000	612,375

Security Description	Principal Amount	Value (Note 2)
Independent Power Producers (continued)
NRG Energy, Inc. Company Guar. Notes 7.25% due 05/15/2026	$225,000	$242,665

		4,677,206

Instruments-Controls — 0.1%
Honeywell International, Inc. Senior Notes 1.35% due 06/01/2025	1,140,000	1,179,628
Sensata Technologies, Inc. Company Guar. Notes 4.38% due 02/15/2030*	225,000	240,455

		1,420,083

Instruments-Scientific — 0.2%
PerkinElmer, Inc. Senior Notes 3.30% due 09/15/2029	2,525,000	2,847,781

Insurance Brokers — 0.6%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer Senior Notes 6.75% due 10/15/2027*	1,375,000	1,460,937
HUB International, Ltd. Senior Notes 7.00% due 05/01/2026*	3,950,000	4,198,850
USI, Inc. Senior Notes 6.88% due 05/01/2025*	1,900,000	1,947,500

		7,607,287

Insurance-Life/Health — 1.0%
Lincoln National Corp. Senior Notes 4.20% due 03/15/2022	1,900,000	2,014,354
Lincoln National Corp. Senior Notes 7.00% due 06/15/2040	1,425,000	2,167,516
Pacific LifeCorp Senior Notes 6.60% due 09/15/2033*	2,700,000	3,807,380
Penn Mutual Life Insurance Co. Sub. Bonds 7.63% due 06/15/2040*	875,000	1,289,874
Prudential Financial, Inc. Senior Notes 6.20% due 11/15/2040	850,000	1,277,565
Prudential Financial, Inc. Senior Notes 6.63% due 12/01/2037	2,130,000	3,324,925

		13,881,614

Insurance-Multi-line — 0.6%
Acrisure LLC/Acrisure Finance, Inc. Senior Sec. Notes 8.13% due 02/15/2024*	250,000	265,625
Hartford Financial Services Group, Inc. Senior Notes 6.63% due 04/15/2042	2,255,000	3,305,257
Nationwide Mutual Insurance Co. Sub. Notes 9.38% due 08/15/2039*	2,870,000	4,838,801

		8,409,683

67

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio@

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Insurance-Mutual — 0.3%
Liberty Mutual Group, Inc. Company Guar. Notes 4.95% due 05/01/2022*	$680,000	$727,255
Liberty Mutual Group, Inc. Company Guar. Notes 5.00% due 06/01/2021*	580,000	601,011
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	1,008,000	1,809,927
New York Life Insurance Co. Sub. Notes 6.75% due 11/15/2039*	420,000	667,573

		3,805,766

Insurance-Property/Casualty — 0.2%
AmWINS Group, Inc. Company Guar. Notes 7.75% due 07/01/2026*	1,475,000	1,624,344
AssuredPartners, Inc. Senior Notes 7.00% due 08/15/2025*	1,375,000	1,395,625
GTCR AP Finance, Inc. Senior Notes 8.00% due 05/15/2027*	375,000	395,625

		3,415,594

Internet Brokers — 0.2%
TD Ameritrade Holding Corp. Senior Notes 3.63% due 04/01/2025	2,650,000	2,965,912

Investment Management/Advisor Services — 1.1%
FMR LLC Senior Notes 5.35% due 11/15/2021*	1,260,000	1,332,495
FMR LLC Bonds 7.57% due 06/15/2029*	2,200,000	3,284,082
NFP Corp. Senior Notes 6.88% due 07/15/2025*	1,800,000	1,859,040
NFP Corp. Senior Notes 6.88% due 08/15/2028*	1,575,000	1,576,969
NFP Corp. Senior Sec. Notes 7.00% due 05/15/2025*	125,000	135,312
Raymond James Financial, Inc. Senior Notes 5.63% due 04/01/2024	2,150,000	2,467,561
Stifel Financial Corp. Senior Notes 3.50% due 12/01/2020	2,540,000	2,554,370
Stifel Financial Corp. Senior Notes 4.25% due 07/18/2024	865,000	933,744
TIAA Asset Management Finance Co. LLC Senior Notes 4.13% due 11/01/2024*	1,080,000	1,226,768

		15,370,341

Security Description	Principal Amount	Value (Note 2)
Machinery-Farming — 0.2%
CNH Industrial Capital LLC Company Guar. Notes 1.95% due 07/02/2023	$770,000	$777,255
CNH Industrial Capital LLC Company Guar. Notes 4.20% due 01/15/2024	2,155,000	2,323,365

		3,100,620

Machinery-General Industrial — 0.1%
Stevens Holding Co, Inc. Company Guar. Notes 6.13% due 10/01/2026*	200,000	214,000
Vertical US Newco, Inc. Senior Sec. Notes 5.25% due 07/15/2027*	600,000	636,000
Westinghouse Air Brake Company Guar. Notes 3.20% due 06/15/2025	970,000	1,013,310

		1,863,310

Machinery-Pumps — 0.1%
Xylem, Inc. Senior Notes 2.25% due 01/30/2031	1,580,000	1,673,461

Medical Instruments — 0.2%
Alcon Finance Corp. Company Guar. Notes 2.60% due 05/27/2030*	585,000	629,502
Alcon Finance Corp. Company Guar. Notes 3.00% due 09/23/2029*	2,245,000	2,492,986

		3,122,488

Medical Labs & Testing Services — 0.3%
Charles River Laboratories International, Inc. Company Guar. Notes 4.25% due 05/01/2028*	225,000	237,938
IQVIA, Inc. Company Guar. Notes 5.00% due 10/15/2026*	1,175,000	1,239,601
IQVIA, Inc. Company Guar. Notes 5.00% due 05/15/2027*	225,000	240,117
MEDNAX, Inc. Company Guar. Notes 6.25% due 01/15/2027*	425,000	449,438
West Street Merger Sub, Inc. Senior Notes 6.38% due 09/01/2025*	1,725,000	1,750,875

		3,917,969

Medical Products — 0.8%
Abbott Laboratories Senior Notes 3.75% due 11/30/2026	3,655,000	4,303,191
Abbott Laboratories Senior Notes 4.90% due 11/30/2046	2,900,000	4,408,128
Zimmer Biomet Holdings, Inc. Senior Notes 3.55% due 04/01/2025	1,605,000	1,775,309

		10,486,628

68

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio@

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Medical-Biomedical/Gene — 1.2%
Amgen, Inc. Senior Notes 2.20% due 02/21/2027	$5,060,000	$5,400,477
Bio-Rad Laboratories, Inc. Senior Notes 4.88% due 12/15/2020	2,380,000	2,418,330
Biogen, Inc. Senior Notes 2.25% due 05/01/2030	1,045,000	1,090,923
Biogen, Inc. Senior Bonds 3.15% due 05/01/2050	1,110,000	1,171,020
Biogen, Inc. Senior Notes 5.20% due 09/15/2045	4,385,000	6,260,981

		16,341,731

Medical-Drugs — 2.3%
AbbVie, Inc. Senior Notes 2.95% due 11/21/2026*	3,950,000	4,358,317
AbbVie, Inc. Senior Notes 3.20% due 11/21/2029*	3,575,000	4,018,338
AbbVie, Inc. Senior Notes 3.45% due 03/15/2022*	955,000	993,273
AbbVie, Inc. Senior Notes 3.80% due 03/15/2025*	890,000	997,119
Bausch Health Americas, Inc. Company Guar. Notes 8.50% due 01/31/2027*	625,000	695,312
Bausch Health Americas, Inc. Company Guar. Notes 9.25% due 04/01/2026*	600,000	674,820
Bayer US Finance LLC Company Guar. Notes 3.38% due 10/08/2024*	720,000	788,000
Bayer US Finance II LLC Company Guar. Notes 4.25% due 12/15/2025*	910,000	1,043,571
Bayer US Finance II LLC Company Guar. Notes 4.88% due 06/25/2048*	1,000,000	1,325,033
Bristol-Myers Squibb Co. Senior Notes 3.88% due 08/15/2025	2,600,000	2,997,584
Bristol-Myers Squibb Co. Senior Notes 5.00% due 08/15/2045	5,530,000	8,326,083
Merck & Co., Inc. Senior Bonds 2.45% due 06/24/2050	4,795,000	5,165,863

		31,383,313

Medical-Generic Drugs — 0.0%
Par Pharmaceutical, Inc. Senior Sec. Notes 7.50% due 04/01/2027*	150,000	159,545

Security Description	Principal Amount	Value (Note 2)
Medical-HMO — 0.5%
Anthem, Inc. Senior Notes 5.85% due 01/15/2036	$760,000	$1,042,788
Centene Corp. Senior Notes 3.38% due 02/15/2030	275,000	291,156
Centene Corp. Senior Notes 4.25% due 12/15/2027	950,000	1,009,375
Centene Corp. Senior Notes 4.63% due 12/15/2029	1,075,000	1,198,904
Centene Corp. Senior Notes 4.75% due 05/15/2022	325,000	330,597
Centene Corp. Senior Notes 4.75% due 01/15/2025	750,000	777,240
Centene Corp. Senior Notes 5.25% due 04/01/2025*	100,000	104,272
Centene Corp. Senior Notes 5.38% due 06/01/2026*	1,200,000	1,283,292
Centene Corp. Senior Notes 5.38% due 08/15/2026*	150,000	160,500
Polaris Intermediate Corp. Senior Notes 8.50% due 12/01/2022*(1)	950,000	966,625

		7,164,749

Medical-Hospitals — 1.1%
Acadia Healthcare Co., Inc. Company Guar. Notes 5.50% due 07/01/2028*	75,000	79,031
Acadia Healthcare Co., Inc. Company Guar. Notes 5.63% due 02/15/2023	550,000	558,651
Acadia Healthcare Co., Inc. Company Guar. Notes 6.50% due 03/01/2024	1,375,000	1,413,101
CHS/Community Health Systems, Inc. Senior Sec. Notes 6.25% due 03/31/2023	950,000	957,125
CHS/Community Health Systems, Inc. Senior Sec. Notes 6.63% due 02/15/2025*	150,000	151,545
CHS/Community Health Systems, Inc. Senior Sec. Notes 8.00% due 03/15/2026*	525,000	537,742
CHS/Community Health Systems, Inc. Senior Sec. Notes 8.63% due 01/15/2024*	375,000	386,250
HCA, Inc. Company Guar. Notes 3.50% due 09/01/2030	1,125,000	1,182,391
HCA, Inc. Company Guar. Notes 5.38% due 02/01/2025	1,700,000	1,916,750

69

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio@

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Medical-Hospitals (continued)
HCA, Inc. Company Guar. Notes 5.63% due 09/01/2028	$850,000	$1,013,625
HCA, Inc. Company Guar. Notes 5.88% due 02/15/2026	650,000	760,695
HCA, Inc. Company Guar. Notes 5.88% due 02/01/2029	225,000	273,938
LifePoint Health, Inc. Senior Sec. Notes 4.38% due 02/15/2027*	225,000	229,930
LifePoint Health, Inc. Senior Sec. Notes 6.75% due 04/15/2025*	375,000	404,062
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc. Company Guar. Notes 9.75% due 12/01/2026*	1,275,000	1,415,505
Tenet Healthcare Corp. Senior Sec. Notes 4.63% due 07/15/2024	375,000	381,563
Tenet Healthcare Corp. Senior Sec. Notes 4.63% due 06/15/2028*	50,000	52,585
Tenet Healthcare Corp. Senior Sec. Notes 4.88% due 01/01/2026*	625,000	653,725
Tenet Healthcare Corp. Sec. Notes 5.13% due 05/01/2025	1,100,000	1,131,592
Tenet Healthcare Corp. Senior Sec. Notes 5.13% due 11/01/2027*	525,000	557,156
Tenet Healthcare Corp. Senior Notes 6.75% due 06/15/2023	700,000	738,500
Tenet Healthcare Corp. Senior Notes 7.00% due 08/01/2025	725,000	748,410
Tenet Healthcare Corp. Senior Sec. Notes 7.50% due 04/01/2025*	75,000	82,969

		15,626,841

Medical-Outpatient/Home Medical — 0.1%
Air Medical Group Holdings, Inc. Senior Notes 6.38% due 05/15/2023*	1,150,000	1,092,500

Medical-Wholesale Drug Distribution — 0.0%
Vizient, Inc. Senior Notes 6.25% due 05/15/2027*	275,000	292,875

Metal Products-Distribution — 0.4%
Worthington Industries, Inc. Senior Notes 4.30% due 08/01/2032	1,805,000	2,107,663
Worthington Industries, Inc. Senior Notes 4.55% due 04/15/2026	3,083,000	3,452,672

		5,560,335

Security Description	Principal Amount	Value (Note 2)
Metal-Copper — 0.2%
Freeport-McMoRan, Inc. Company Guar. Notes 4.13% due 03/01/2028	$125,000	$131,406
Freeport-McMoRan, Inc. Company Guar. Notes 4.25% due 03/01/2030	50,000	52,240
Freeport-McMoRan, Inc. Company Guar. Notes 4.38% due 08/01/2028	350,000	371,105
Freeport-McMoRan, Inc. Company Guar. Notes 4.63% due 08/01/2030	825,000	883,831
Freeport-McMoRan, Inc. Company Guar. Notes 5.00% due 09/01/2027	425,000	452,536
Freeport-McMoRan, Inc. Company Guar. Notes 5.25% due 09/01/2029	375,000	409,687
Freeport-McMoRan, Inc. Company Guar. Notes 5.40% due 11/14/2034	800,000	898,000

		3,198,805

Multimedia — 0.4%
NBCUniversal Media LLC Company Guar. Notes 2.88% due 01/15/2023	2,710,000	2,893,000
NBCUniversal Media LLC Company Guar. Notes 5.95% due 04/01/2041	2,000,000	3,133,299

		6,026,299

Music — 0.0%
WMG Acquisition Corp. Senior Sec. Notes 3.88% due 07/15/2030*	225,000	240,750

Office Automation & Equipment — 0.1%
CDW LLC/CDW Finance Corp. Company Guar. Notes 4.25% due 04/01/2028	325,000	347,275
CDW LLC/CDW Finance Corp. Company Guar. Notes 5.50% due 12/01/2024	475,000	533,088
Xerox Corp. Senior Notes 4.50% due 05/15/2021	825,000	841,500

		1,721,863

Oil Companies-Exploration & Production — 1.5%
Antero Resources Corp. Company Guar. Notes 5.00% due 03/01/2025	450,000	285,187
Antero Resources Corp. Company Guar. Notes 5.63% due 06/01/2023	425,000	304,937
Ascent Resources Utica Holdings LLC/ARU Finance Corp. Senior Notes 7.00% due 11/01/2026*	125,000	80,000
Ascent Resources Utica Holdings LLC/ARU Finance Corp. Senior Notes 10.00% due 04/01/2022*	575,000	475,266

70

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio@

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies-Exploration & Production (continued)
Berry Petroleum Co. LLC Company Guar. Notes 7.00% due 02/15/2026*	$575,000	$460,000
Callon Petroleum Co. Company Guar. Notes 6.13% due 10/01/2024	750,000	230,625
Callon Petroleum Co. Company Guar. Notes 6.25% due 04/15/2023	325,000	105,625
Callon Petroleum Co. Company Guar. Notes 6.38% due 07/01/2026	275,000	85,250
Callon Petroleum Co. Company Guar. Notes 8.25% due 07/15/2025	550,000	165,000
Centennial Resource Production LLC Company Guar. Notes 6.88% due 04/01/2027*	650,000	294,125
Chesapeake Energy Corp. Company Guar. Notes 7.00% due 10/01/2024†(4)(5)	650,000	32,500
Chesapeake Energy Corp. Sec. Notes 11.50% due 01/01/2025*†(4)(5)	735,000	67,988
Cimarex Energy Co. Senior Notes 3.90% due 05/15/2027	1,330,000	1,352,408
Continental Resources, Inc. Company Guar. Notes 4.38% due 01/15/2028	400,000	373,120
CrownRock LP/CrownRock Finance, Inc. Senior Notes 5.63% due 10/15/2025*	1,125,000	1,102,500
Endeavor Energy Resources LP/EER Finance, Inc. Senior Notes 5.75% due 01/30/2028*	275,000	282,219
Endeavor Energy Resources LP/EER Finance, Inc. Senior Notes 6.63% due 07/15/2025*	350,000	367,720
EP Energy LLC/Everest Acquisition Finance, Inc. Senior Sec. Notes 8.00% due 11/29/2024*(4)(5)	875,000	8,750
EQT Corp. Senior Notes 4.88% due 11/15/2021	150,000	151,875
EQT Corp. Senior Notes 7.88% due 02/01/2025	625,000	685,156
EQT Corp. Senior Notes 8.75% due 02/01/2030	350,000	405,230
Gulfport Energy Corp. Company Guar. Notes 6.00% due 10/15/2024	175,000	91,634
Gulfport Energy Corp. Company Guar. Notes 6.38% due 05/15/2025	450,000	216,000

Security Description	Principal Amount	Value (Note 2)
Oil Companies-Exploration & Production (continued)
Gulfport Energy Corp. Company Guar. Notes 6.38% due 01/15/2026	$250,000	$125,000
Jagged Peak Energy LLC Company Guar. Notes 5.88% due 05/01/2026	550,000	561,000
Marathon Oil Corp. Senior Notes 3.85% due 06/01/2025	4,250,000	4,341,290
Oasis Petroleum, Inc. Company Guar. Notes 6.25% due 05/01/2026*	675,000	119,813
Oasis Petroleum, Inc. Company Guar. Notes 6.88% due 03/15/2022	521,000	96,567
Occidental Petroleum Corp. Senior Notes 2.90% due 08/15/2024	500,000	470,600
Occidental Petroleum Corp. Senior Notes 3.50% due 06/15/2025	175,000	165,277
Occidental Petroleum Corp. Senior Notes 4.20% due 03/15/2048	835,000	678,688
Occidental Petroleum Corp. Senior Notes 4.30% due 08/15/2039	450,000	364,500
Occidental Petroleum Corp. Senior Notes 4.40% due 04/15/2046	850,000	692,495
Occidental Petroleum Corp. Senior Notes 4.40% due 08/15/2049	125,000	101,801
Occidental Petroleum Corp. Senior Notes 6.45% due 09/15/2036	125,000	125,756
Occidental Petroleum Corp. Senior Notes 8.00% due 07/15/2025	350,000	382,375
Occidental Petroleum Corp. Senior Notes 8.88% due 07/15/2030	650,000	731,250
Parsley Energy LLC/Parsley Finance Corp. Company Guar. Notes 5.25% due 08/15/2025*	100,000	101,500
Parsley Energy LLC/Parsley Finance Corp. Company Guar. Notes 5.63% due 10/15/2027*	250,000	261,875
PDC Energy, Inc. Company Guar. Notes 5.75% due 05/15/2026	550,000	551,215
PDC Energy, Inc. Company Guar. Notes 6.13% due 09/15/2024	200,000	202,428
QEP Resources, Inc. Senior Notes 5.25% due 05/01/2023	375,000	261,562
QEP Resources, Inc. Senior Notes 5.63% due 03/01/2026	400,000	233,000

71

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio@

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies-Exploration & Production (continued)
Range Resources Corp. Company Guar. Notes 4.88% due 05/15/2025	$450,000	$376,875
Range Resources Corp. Company Guar. Notes 5.00% due 03/15/2023	400,000	371,120
SM Energy Co. Senior Notes 5.63% due 06/01/2025	150,000	78,000
SM Energy Co. Senior Notes 6.63% due 01/15/2027	125,000	61,563
SM Energy Co. Senior Notes 6.75% due 09/15/2026	750,000	375,000
Ultra Resources, Inc. Company Guar. Notes 7.13% due 04/15/2025*†(4)(5)	350,000	875
Whiting Petroleum Corp. Company Guar. Notes 6.25% due 04/01/2023†(4)(5)	625,000	112,500
Whiting Petroleum Corp. Company Guar. Notes 6.63% due 01/15/2026†(4)(5)	500,000	86,250
WPX Energy, Inc. Senior Notes 4.50% due 01/15/2030	400,000	372,360
WPX Energy, Inc. Senior Notes 5.25% due 10/15/2027	175,000	172,594
WPX Energy, Inc. Senior Notes 5.75% due 06/01/2026	225,000	228,094
WPX Energy, Inc. Senior Notes 5.88% due 06/15/2028	50,000	51,219

		20,477,557

Oil Companies-Integrated — 0.4%
BP Capital Markets America, Inc. Company Guar. Notes 3.12% due 05/04/2026	2,810,000	3,133,624
BP Capital Markets America, Inc. Company Guar. Notes 4.74% due 03/11/2021	2,290,000	2,349,127

		5,482,751

Oil Refining & Marketing — 0.6%
Marathon Petroleum Corp. Senior Notes 3.63% due 09/15/2024	1,850,000	1,990,936
Marathon Petroleum Corp. Senior Notes 6.50% due 03/01/2041	730,000	955,312
Sunoco LP/Sunoco Finance Corp. Company Guar. Notes 5.50% due 02/15/2026	300,000	307,500
Sunoco LP/Sunoco Finance Corp. Company Guar. Notes 5.88% due 03/15/2028	425,000	444,125
Valero Energy Corp. Senior Notes 4.00% due 04/01/2029	1,535,000	1,752,311

Security Description	Principal Amount	Value (Note 2)
Oil Refining & Marketing (continued)
Valero Energy Corp. Senior Notes 4.90% due 03/15/2045	$1,000,000	$1,229,204
Valero Energy Corp. Company Guar. Notes 7.50% due 04/15/2032	1,540,000	2,214,688

		8,894,076

Oil-Field Services — 0.3%
Archrock Partners LP/Archrock Partners Finance Corp. Company Guar. Notes 6.25% due 04/01/2028*	175,000	176,750
Archrock Partners LP/Archrock Partners Finance Corp. Company Guar. Notes 6.88% due 04/01/2027*	1,250,000	1,279,325
SESI LLC Company Guar. Notes 7.13% due 12/15/2021	325,000	126,750
SESI LLC Company Guar. Notes 7.75% due 09/15/2024	1,300,000	474,500
USA Compression Partners LP/USA Compression Finance Corp. Company Guar. Notes 6.88% due 04/01/2026	1,175,000	1,204,375
USA Compression Partners LP/USA Compression Finance Corp. Company Guar. Notes 6.88% due 09/01/2027	725,000	741,160

		4,002,860

Paper & Related Products — 0.1%
Clearwater Paper Corp. Company Guar. Notes 5.38% due 02/01/2025*	1,150,000	1,177,313

Pharmacy Services — 1.5%
Cigna Corp. Company Guar. Notes 3.75% due 07/15/2023	2,215,000	2,413,311
Cigna Corp. Company Guar. Notes 4.38% due 10/15/2028	2,215,000	2,682,179
Cigna Corp. Company Guar. Notes 4.90% due 12/15/2048	2,215,000	3,120,900
CVS Health Corp. Senior Notes 3.88% due 07/20/2025	2,025,000	2,296,252
CVS Health Corp. Senior Notes 4.78% due 03/25/2038	3,130,000	4,021,333
CVS Health Corp. Senior Notes 5.05% due 03/25/2048	2,740,000	3,774,325
CVS Health Corp. Senior Notes 5.13% due 07/20/2045	1,265,000	1,720,780
CVS Pass-Through Trust Pass-Through Certs. 5.30% due 01/11/2027*	302,976	325,883

		20,354,963

72

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio@

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Pipelines — 4.6%
Antero Midstream Partners LP/Antero Midstream Finance Corp. Company Guar. Notes 5.38% due 09/15/2024	$1,125,000	$1,020,532
Antero Midstream Partners LP/Antero Midstream Finance Corp. Company Guar. Notes 5.75% due 03/01/2027*	675,000	589,599
Antero Midstream Partners LP/Antero Midstream Finance Corp. Company Guar. Notes 5.75% due 01/15/2028*	1,125,000	959,175
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. Company Guar. Notes 5.88% due 08/01/2023	375,000	355,313
Boardwalk Pipelines LP Company Guar. Notes 4.80% due 05/03/2029	980,000	1,066,227
Buckeye Partners LP Senior Notes 4.13% due 03/01/2025*	450,000	452,250
Buckeye Partners LP Senior Notes 4.50% due 03/01/2028*	650,000	646,750
Cheniere Energy Partners LP Company Guar. Notes 4.50% due 10/01/2029	450,000	476,010
Cheniere Energy Partners LP Senior Sec. Notes 5.25% due 10/01/2025	1,300,000	1,332,500
Cheniere Energy Partners LP Company Guar. Notes 5.63% due 10/01/2026	350,000	369,688
CNX Midstream Partners LP/CNX Midstream Finance Corp. Senior Notes 6.50% due 03/15/2026*	1,350,000	1,317,600
Columbia Pipeline Group, Inc. Company Guar. Notes 4.50% due 06/01/2025	2,065,000	2,406,801
Columbia Pipeline Group, Inc. Company Guar. Notes 5.80% due 06/01/2045	1,260,000	1,639,671
Energy Transfer Operating LP Company Guar. Notes 4.90% due 02/01/2024	4,250,000	4,552,696
Energy Transfer Operating LP Company Guar. Notes 5.15% due 03/15/2045	3,013,000	2,919,839
Enterprise Products Operating LLC Company Guar. Notes 3.75% due 02/15/2025	3,300,000	3,684,778
EQM Midstream Partners LP Senior Notes 4.75% due 07/15/2023	375,000	380,617
EQM Midstream Partners LP Senior Notes 5.50% due 07/15/2028	650,000	673,920
EQM Midstream Partners LP Senior Notes 6.00% due 07/01/2025*	325,000	344,715

Security Description	Principal Amount	Value (Note 2)
Pipelines (continued)
EQM Midstream Partners LP Senior Notes 6.50% due 07/01/2027*	$525,000	$578,865
Hess Midstream Partners LP Company Guar. Notes 5.13% due 06/15/2028*	500,000	506,250
Holly Energy Partners LP/Holly Energy Finance Corp. Company Guar. Notes 5.00% due 02/01/2028*	475,000	469,352
Kinder Morgan Energy Partners LP Company Guar. Notes 5.80% due 03/15/2035	2,540,000	3,119,845
Kinder Morgan Energy Partners LP Company Guar. Notes 6.38% due 03/01/2041	570,000	742,897
Kinder Morgan Energy Partners LP Company Guar. Notes 6.55% due 09/15/2040	2,960,000	3,953,647
MPLX LP Senior Notes 4.25% due 12/01/2027	850,000	922,905
MPLX LP Senior Notes 4.50% due 04/15/2038	3,150,000	3,360,523
MPLX LP Senior Notes 5.20% due 03/01/2047	2,250,000	2,537,638
MPLX LP Senior Notes 5.20% due 12/01/2047	2,740,000	3,002,343
MPLX LP Senior Notes 6.25% due 10/15/2022	186,000	187,780
MPLX LP Senior Notes 6.38% due 05/01/2024	350,000	360,849
NuStar Logistics LP Company Guar. Notes 5.63% due 04/28/2027	1,450,000	1,415,490
NuStar Logistics LP Company Guar. Notes 6.00% due 06/01/2026	150,000	153,750
Rattler Midstream LP Company Guar. Notes 5.63% due 07/15/2025*	350,000	369,177
Southeast Supply Header LLC Senior Notes 4.25% due 06/15/2024*	2,370,000	2,346,709
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. Company Guar. Notes 5.50% due 08/15/2022	1,225,000	796,250
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. Company Guar. Notes 5.75% due 04/15/2025	800,000	392,000
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 5.00% due 01/15/2028	825,000	841,500

73

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio@

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 5.25% due 05/01/2023	$150,000	$151,005
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 5.38% due 02/01/2027	625,000	645,731
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 5.50% due 03/01/2030*	775,000	817,625
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 5.88% due 04/15/2026	1,100,000	1,169,058
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 6.50% due 07/15/2027	75,000	80,250
TC PipeLines LP Senior Notes 3.90% due 05/25/2027	1,270,000	1,362,995
Texas Eastern Transmission LP Senior Notes 2.80% due 10/15/2022*	1,510,000	1,543,933
TransMontaigne Partners LP/TLP Finance Corp. Company Guar. Notes 6.13% due 02/15/2026	400,000	396,152
Western Gas Partners LP Senior Notes 4.00% due 07/01/2022	250,000	257,995
Western Gas Partners LP Senior Notes 4.65% due 07/01/2026	150,000	153,375
Western Gas Partners LP Senior Notes 5.45% due 04/01/2044	300,000	273,750
Western Midstream Operating LP Senior Notes 4.50% due 03/01/2028	275,000	275,688
Western Midstream Operating LP Senior Notes 5.05% due 02/01/2030	250,000	253,158
Western Midstream Operating LP Senior Notes 5.30% due 03/01/2048	1,525,000	1,362,298
Western Midstream Operating LP Senior Notes 5.50% due 08/15/2048	200,000	178,500
Williams Cos., Inc. Senior Notes 4.90% due 01/15/2045	2,960,000	3,398,872

		63,566,836

Precious Metals — 0.1%
Coeur Mining, Inc. Company Guar. Notes 5.88% due 06/01/2024	925,000	931,938

Security Description	Principal Amount	Value (Note 2)
Professional Sports — 0.1%
Football Trust V Pass-Through Certs. 5.35% due 10/05/2020*	$800,479	$804,438

Publishing-Newspapers — 0.2%
TEGNA, Inc. Company Guar. Notes 4.63% due 03/15/2028*	400,000	394,800
TEGNA, Inc. Company Guar. Notes 5.00% due 09/15/2029*	1,375,000	1,386,165
TEGNA, Inc. Company Guar. Notes 5.50% due 09/15/2024*	350,000	358,152

		2,139,117

Quarrying — 0.1%
Compass Minerals International, Inc. Company Guar. Notes 4.88% due 07/15/2024*	1,125,000	1,147,500
Compass Minerals International, Inc. Company Guar. Notes 6.75% due 12/01/2027*	450,000	488,250

		1,635,750

Radio — 0.1%
Cumulus Media New Holdings, Inc. Senior Sec. Notes 6.75% due 07/01/2026*	400,000	363,120
Entercom Media Corp. Sec. Notes 6.50% due 05/01/2027*	700,000	624,750
Entercom Media Corp. Company Guar. Notes 7.25% due 11/01/2024*	925,000	760,813

		1,748,683

Real Estate Investment Trusts — 3.8%
Alexandria Real Estate Equities, Inc. Company Guar. Notes 1.88% due 02/01/2033	1,745,000	1,751,716
Alexandria Real Estate Equities, Inc. Company Guar. Notes 3.90% due 06/15/2023	2,100,000	2,290,412
Alexandria Real Estate Equities, Inc. Company Guar. Notes 3.95% due 01/15/2028	2,110,000	2,459,537
American Tower Corp. Senior Notes 5.00% due 02/15/2024	2,400,000	2,754,747
AvalonBay Communities, Inc. Senior Notes 3.35% due 05/15/2027	2,745,000	3,103,949
Boston Properties LP Senior Notes 3.80% due 02/01/2024	1,400,000	1,527,804
Crown Castle International Corp. Senior Notes 3.25% due 01/15/2051	2,435,000	2,720,748
Crown Castle International Corp. Senior Bonds 3.80% due 02/15/2028	3,560,000	4,146,909
Health Care REIT, Inc. Senior Notes 4.00% due 06/01/2025	2,600,000	2,908,165

74

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio@

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Real Estate Investment Trusts (continued)
Healthcare Trust of America Holdings LP Company Guar. Notes 3.70% due 04/15/2023	$2,300,000	$2,419,453
Host Hotels & Resorts LP Senior Notes 4.00% due 06/15/2025	2,815,000	2,968,324
Kimco Realty Corp. Senior Notes 3.40% due 11/01/2022	490,000	515,322
Kimco Realty Corp. Senior Notes 3.80% due 04/01/2027	1,730,000	1,875,428
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. Company Guar. Notes 4.50% due 09/01/2026	375,000	390,000
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. Company Guar. Notes 4.63% due 06/15/2025*	150,000	157,686
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. Company Guar. Notes 5.63% due 05/01/2024	150,000	162,750
Mid-America Apartments LP Senior Notes 3.75% due 06/15/2024	3,200,000	3,481,450
Physicians Realty LP Company Guar. Notes 4.30% due 03/15/2027	1,590,000	1,688,464
Regency Centers Corp. Company Guar. Notes 3.75% due 11/15/2022	3,900,000	4,068,228
Tanger Properties LP Senior Notes 3.13% due 09/01/2026	2,600,000	2,445,167
Tanger Properties LP Senior Notes 3.75% due 12/01/2024	1,000,000	977,949
Tanger Properties LP Senior Notes 3.88% due 12/01/2023	2,100,000	2,060,027
UDR, Inc. Company Guar. Notes 2.95% due 09/01/2026	2,180,000	2,350,238
VICI Properties LP Company Guar. Notes 4.25% due 12/01/2026*	375,000	386,250
VICI Properties LP Company Guar. Notes 4.63% due 12/01/2029*	475,000	497,705
VICI Properties LP/VICI Note Co., Inc. Company Guar. Notes 3.50% due 02/15/2025*	50,000	50,625
VICI Properties LP/VICI Note Co., Inc. Company Guar. Notes 3.75% due 02/15/2027*	75,000	75,563

Security Description	Principal Amount	Value (Note 2)
Real Estate Investment Trusts (continued)
VICI Properties LP/VICI Note Co., Inc. Company Guar. Notes 4.13% due 08/15/2030*	$175,000	$177,100
WP Carey, Inc. Senior Notes 4.60% due 04/01/2024	1,890,000	2,058,258

		52,469,974

Real Estate Management/Services — 0.0%
Cushman & Wakefield US Borrower LLC Senior Sec. Notes 6.75% due 05/15/2028*	375,000	401,250

Rental Auto/Equipment — 0.6%
ERAC USA Finance LLC Company Guar. Notes 4.50% due 02/15/2045*	750,000	814,957
ERAC USA Finance LLC Company Guar. Notes 5.63% due 03/15/2042*	4,090,000	5,064,692
United Rentals North America, Inc. Sec. Notes 3.88% due 11/15/2027	200,000	210,000
United Rentals North America, Inc. Company Guar. Notes 3.88% due 02/15/2031	200,000	205,375
United Rentals North America, Inc. Company Guar. Notes 4.00% due 07/15/2030	150,000	155,250
United Rentals North America, Inc. Company Guar. Notes 4.88% due 01/15/2028	875,000	939,531
United Rentals North America, Inc. Company Guar. Notes 5.50% due 05/15/2027	250,000	269,062
United Rentals North America, Inc. Company Guar. Notes 5.88% due 09/15/2026	400,000	427,000
United Rentals North America, Inc. Company Guar. Notes 6.50% due 12/15/2026	275,000	305,250

		8,391,117

Research & Development — 0.1%
Jaguar Holding Co. II/PPD Development LP Company Guar. Notes 4.63% due 06/15/2025*	475,000	496,375
Jaguar Holding Co. II/PPD Development LP Company Guar. Notes 5.00% due 06/15/2028*	375,000	399,263

		895,638

Resorts/Theme Parks — 0.1%
SeaWorld Parks & Entertainment, Inc. Sec. Notes 9.50% due 08/01/2025*	125,000	126,719
Six Flags Entertainment Corp. Company Guar. Notes 5.50% due 04/15/2027*	925,000	874,125

75

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio@

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Resorts/Theme Parks (continued)
Six Flags Theme Parks, Inc. Senior Sec. Notes 7.00% due 07/01/2025*	$250,000	$268,327
Vail Resorts, Inc. Company Guar. Notes 6.25% due 05/15/2025*	75,000	80,813

		1,349,984

Retail-Arts & Crafts — 0.1%
Michaels Stores, Inc. Company Guar. Notes 8.00% due 07/15/2027*	725,000	684,893

Retail-Auto Parts — 0.9%
Advance Auto Parts, Inc. Company Guar. Notes 3.90% due 04/15/2030	2,450,000	2,699,771
Advance Auto Parts, Inc. Company Guar. Notes 4.50% due 01/15/2022	840,000	879,017
Advance Auto Parts, Inc. Company Guar. Notes 4.50% due 12/01/2023	3,750,000	4,139,468
AutoZone, Inc. Senior Notes 3.13% due 04/21/2026	975,000	1,076,422
AutoZone, Inc. Senior Notes 3.75% due 06/01/2027	2,870,000	3,301,599

		12,096,277

Retail-Automobile — 0.1%
AutoNation, Inc. Senior Notes 4.75% due 06/01/2030	1,025,000	1,187,620

Retail-Building Products — 0.5%
Home Depot, Inc. Senior Notes 3.35% due 04/15/2050	5,130,000	6,288,689

Retail-Discount — 0.1%
Dollar Tree, Inc. Senior Notes 3.70% due 05/15/2023	1,630,000	1,755,040

Retail-Leisure Products — 0.0%
Party City Holdings, Inc. FRS Senior Sec. Notes 5.75% (3 ML+5.00%) due 07/15/2025*	451,624	206,618

Retail-Propane Distribution — 0.2%
Ferrellgas LP/Ferrellgas Finance Corp. Senior Notes 6.75% due 01/15/2022	400,000	345,000
Suburban Propane Partners LP/Suburban Energy Finance Corp. Senior Notes 5.50% due 06/01/2024	625,000	636,687
Suburban Propane Partners LP/Suburban Energy Finance Corp. Senior Notes 5.75% due 03/01/2025	250,000	254,843

Security Description	Principal Amount	Value (Note 2)
Retail-Propane Distribution (continued)
Suburban Propane Partners LP/Suburban Energy Finance Corp. Senior Notes 5.88% due 03/01/2027	$1,050,000	$1,068,375

		2,304,905

Retail-Restaurants — 0.1%
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC Company Guar. Notes 4.75% due 06/01/2027*	700,000	748,230
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC Company Guar. Notes 5.00% due 06/01/2024*	100,000	102,430
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC Company Guar. Notes 5.25% due 06/01/2026*	350,000	367,395
Yum! Brands, Inc. Senior Notes 4.75% due 01/15/2030*	250,000	271,250
Yum! Brands, Inc. Senior Notes 7.75% due 04/01/2025*	100,000	112,250

		1,601,555

Rubber-Tires — 0.1%
Goodyear Tire & Rubber Co. Company Guar. Notes 4.88% due 03/15/2027	375,000	370,313
Goodyear Tire & Rubber Co. Company Guar. Notes 5.00% due 05/31/2026	475,000	475,000

		845,313

Rubber/Plastic Products — 0.1%
ANA International Sec. Notes 10.00% due 08/15/2026*(1)	244,124	100,359
Gates Global LLC/Gates Global Co. Company Guar. Notes 6.25% due 01/15/2026*	1,575,000	1,649,813

		1,750,172

Security Services — 0.3%
Allied Universal Holdco LLC/Allied Universal Finance Corp. Senior Sec. Notes 6.63% due 07/15/2026*	675,000	722,250
Allied Universal Holdco LLC/Allied Universal Finance Corp. Senior Notes 9.75% due 07/15/2027*	2,350,000	2,612,072
Brink’s Co. Company Guar. Notes 5.50% due 07/15/2025*	150,000	159,375

		3,493,697

Semiconductor Components-Integrated Circuits — 0.1%
QUALCOMM, Inc. Senior Notes 2.60% due 01/30/2023	1,940,000	2,043,294

76

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio@

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Semiconductor Equipment — 0.1%
Lam Research Corp. Senior Notes 4.00% due 03/15/2029	$1,585,000	$1,927,998

Shipbuilding — 0.2%
Huntington Ingalls Industries, Inc. Company Guar. Notes 3.48% due 12/01/2027	2,470,000	2,735,844

Soap & Cleaning Preparation — 0.1%
Church & Dwight Co., Inc. Senior Notes 3.15% due 08/01/2027	1,350,000	1,513,491

Software Tools — 0.1%
JDA Escrow LLC/JDA Bond Finance, Inc. Company Guar. Notes 7.38% due 10/15/2024*	1,625,000	1,647,344

Steel Pipe & Tube — 0.4%
Valmont Industries, Inc. Company Guar. Notes 5.00% due 10/01/2044	500,000	554,062
Valmont Industries, Inc. Company Guar. Notes 5.25% due 10/01/2054	4,815,000	5,270,595

		5,824,657

Steel-Producers — 1.0%
Carpenter Technology Corp. Senior Notes 4.45% due 03/01/2023	3,347,000	3,437,603
Carpenter Technology Corp. Senior Notes 5.20% due 07/15/2021	2,600,000	2,676,447
Reliance Steel & Aluminum Co. Senior Notes 4.50% due 04/15/2023	6,770,000	7,298,450

		13,412,500

Telecom Equipment-Fiber Optics — 0.1%
Corning, Inc. Senior Notes 4.75% due 03/15/2042	1,100,000	1,392,704

Telephone-Integrated — 2.9%
AT&T, Inc. Senior Notes 2.75% due 06/01/2031	2,300,000	2,462,432
AT&T, Inc. Senior Notes 3.40% due 05/15/2025	2,600,000	2,892,097
AT&T, Inc. Senior Notes 4.10% due 02/15/2028	2,500,000	2,929,040
AT&T, Inc. Senior Notes 4.25% due 03/01/2027	3,475,000	4,068,910
AT&T, Inc. Senior Notes 4.80% due 06/15/2044	3,485,000	4,365,646
AT&T, Inc. Senior Notes 5.15% due 03/15/2042	1,500,000	1,910,827

Security Description	Principal Amount	Value (Note 2)
Telephone-Integrated (continued)
AT&T, Inc. Senior Notes 5.30% due 08/15/2058	$2,750,000	$3,727,925
AT&T, Inc. Senior Notes 6.38% due 03/01/2041	3,500,000	5,111,064
Sprint Capital Corp. Company Guar. Notes 6.88% due 11/15/2028	900,000	1,167,030
Verizon Communications, Inc. Senior Notes 4.13% due 08/15/2046	5,545,000	7,209,224
Verizon Communications, Inc. Senior Notes 4.50% due 08/10/2033	3,000,000	3,908,070

		39,752,265

Television — 0.7%
AMC Networks, Inc. Company Guar. Notes 4.75% due 08/01/2025	175,000	179,375
AMC Networks, Inc. Company Guar. Notes 5.00% due 04/01/2024	1,100,000	1,117,875
CBS Corp. Senior Notes 4.90% due 08/15/2044	2,550,000	2,988,134
Gray Television, Inc. Company Guar. Notes 5.88% due 07/15/2026*	1,250,000	1,293,275
Gray Television, Inc. Company Guar. Notes 7.00% due 05/15/2027*	325,000	355,063
Scripps Escrow, Inc. Company Guar. Notes 5.88% due 07/15/2027*	675,000	678,375
Sinclair Television Group, Inc. Company Guar. Notes 5.13% due 02/15/2027*	375,000	367,031
Sinclair Television Group, Inc. Company Guar. Notes 5.63% due 08/01/2024*	425,000	429,781
Sinclair Television Group, Inc. Company Guar. Notes 5.88% due 03/15/2026*	1,350,000	1,353,375
ViacomCBS, Inc. Senior Notes 4.95% due 05/19/2050	940,000	1,133,681

		9,895,965

Tobacco — 0.8%
BAT Capital Corp. Company Guar. Notes 3.56% due 08/15/2027	4,270,000	4,701,889
BAT Capital Corp. Company Guar. Notes 4.54% due 08/15/2047	5,625,000	6,439,868

		11,141,757

Transport-Rail — 0.7%
Burlington Northern and Santa Fe Railway Co. Pass-Through Certs. Series 1992-2 7.57% due 01/02/2021	5,582	5,714

77

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio@

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Transport-Rail (continued)
Burlington Northern Santa Fe LLC Senior Notes 5.75% due 05/01/2040	$2,200,000	$3,313,463
Kansas City Southern Company Guar. Notes 3.00% due 05/15/2023	1,935,000	2,030,529
Kansas City Southern Company Guar. Notes 4.70% due 05/01/2048	2,710,000	3,706,206
Watco Cos LLC/finance Co. Senior Notes 6.50% due 06/15/2027*	500,000	533,750

		9,589,662

Transport-Services — 0.5%
FedEx Corp. Company Guar. Notes 3.10% due 08/05/2029	1,220,000	1,355,076
FedEx Corp. Company Guar. Notes 4.05% due 02/15/2048	1,320,000	1,505,400
Ryder System, Inc. Senior Notes 3.88% due 12/01/2023	3,300,000	3,607,118

		6,467,594

Trucking/Leasing — 0.5%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.40% due 11/15/2026*	3,300,000	3,593,634
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.45% due 07/01/2024*	2,750,000	2,995,737

		6,589,371

Vitamins & Nutrition Products — 0.3%
Mead Johnson Nutrition Co. Company Guar. Notes 3.00% due 11/15/2020	2,550,000	2,568,548
Mead Johnson Nutrition Co. Company Guar. Notes 4.13% due 11/15/2025	1,270,000	1,486,596

		4,055,144

Total U.S. Corporate Bonds & Notes (cost $1,059,950,017)		1,167,970,529

FOREIGN CORPORATE BONDS & NOTES — 12.2%
Aerospace/Defense — 0.5%
Embraer Netherlands Finance BV Company Guar. Notes 5.05% due 06/15/2025	3,135,000	2,899,906
Embraer Overseas, Ltd. Company Guar. Notes 5.70% due 09/16/2023*	3,804,000	3,807,842

		6,707,748

Aerospace/Defense-Equipment — 0.0%
TransDigm UK Holdings PLC Company Guar. Notes 6.88% due 05/15/2026	200,000	199,500

Security Description	Principal Amount	Value (Note 2)
Auto/Truck Parts & Equipment-Original — 0.5%
Adient Global Holdings, Ltd. Company Guar. Notes 4.88% due 08/15/2026*	$1,075,000	$1,003,781
Clarios Global LP Senior Sec. Notes 6.75% due 05/15/2025*	50,000	53,765
Dana Financing Luxembourg SARL Company Guar. Notes 5.75% due 04/15/2025*	300,000	313,500
Dana Financing Luxembourg SARL Company Guar. Notes 6.50% due 06/01/2026*	950,000	999,875
IHO Verwaltungs GmbH Senior Sec. Notes 4.75% due 09/15/2026*(1)	875,000	890,312
IHO Verwaltungs GmbH Senior Sec. Notes 6.00% due 05/15/2027*(1)	375,000	390,938
IHO Verwaltungs GmbH Senior Sec. Notes 6.38% due 05/15/2029*(1)	375,000	391,875
Panther BF Aggregator 2 LP/Panther Finance Co, Inc. Senior Sec. Notes 6.25% due 05/15/2026*	150,000	160,518
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. Company Guar. Notes 8.50% due 05/15/2027*	2,200,000	2,312,200

		6,516,764

Beverages-Non-alcoholic — 0.4%
Coca-Cola Femsa SAB de CV Company Guar. Notes 2.75% due 01/22/2030	4,805,000	5,217,787

Beverages-Wine/Spirits — 0.1%
Bacardi, Ltd. Company Guar. Notes 2.75% due 07/15/2026*	1,340,000	1,392,741

Cable/Satellite TV — 1.1%
Dolya Holdco 18 DAC Senior Notes 5.00% due 07/15/2028*	650,000	678,379
Grupo Televisa SAB Senior Notes 5.00% due 05/13/2045	835,000	964,213
Grupo Televisa SAB Senior Notes 6.63% due 03/18/2025	7,015,000	8,362,090
Telenet Finance Luxembourg Notes SARL Senior Sec. Notes 5.50% due 03/01/2028*	1,950,000	2,047,500
Virgin Media Finance PLC Senior Notes 5.00% due 07/15/2030*	425,000	444,057
Virgin Media Secured Finance PLC Senior Sec. Notes 4.50% due 08/15/2030*	200,000	213,980
Virgin Media Secured Finance PLC Senior Sec. Notes 5.50% due 08/15/2026*	400,000	424,916

78

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio@

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Cable/Satellite TV (continued)
Virgin Media Secured Finance PLC Senior Sec. Notes 5.50% due 05/15/2029*	$200,000	$218,000
Ziggo Bond Co. BV Company Guar. Notes 5.13% due 02/28/2030*	225,000	239,693
Ziggo Bond Co. BV Senior Notes 6.00% due 01/15/2027*	625,000	662,500
Ziggo BV Senior Sec. Notes 5.50% due 01/15/2027*	1,034,000	1,090,870

		15,346,198

Cellular Telecom — 0.3%
Numericable-SFR SA Senior Sec. Notes 7.38% due 05/01/2026*	2,325,000	2,479,961
Vodafone Group PLC Senior Notes 4.13% due 05/30/2025	1,475,000	1,686,702

		4,166,663

Chemicals-Specialty — 0.2%
Alpha 2 BV Senior Notes 8.75% due 06/01/2023*(1)	350,000	353,500
Alpha 3 BV/Alpha US Bidco, Inc. Company Guar. Notes 6.25% due 02/01/2025*	1,225,000	1,260,219
Nouryon Holding BV Senior Notes 8.00% due 10/01/2026*	1,350,000	1,437,750

		3,051,469

Coatings/Paint — 0.0%
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV Company Guar. Notes 4.75% due 06/15/2027*	150,000	157,125

Commercial Services — 0.0%
Nielsen Co. Luxembourg SARL Company Guar. Notes 5.00% due 02/01/2025*	425,000	436,165

Commercial Services-Finance — 0.2%
IHS Markit, Ltd. Senior Notes 4.25% due 05/01/2029	2,340,000	2,775,544

Containers-Metal/Glass — 0.4%
ARD Finance SA Senior Sec. Notes 6.50% due 06/30/2027*(1)	1,700,000	1,738,250
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. Senior Notes 5.25% due 08/15/2027*	1,025,000	1,072,939
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. Company Guar. Notes 6.00% due 02/15/2025*	725,000	757,625

Security Description	Principal Amount	Value (Note 2)
Containers-Metal/Glass (continued)
Trivium Packaging Finance BV Senior Sec. Notes 5.50% due 08/15/2026*	$550,000	$585,915
Trivium Packaging Finance BV Company Guar. Notes 8.50% due 08/15/2027*	800,000	876,000

		5,030,729

Cruise Lines — 0.1%
Viking Cruises, Ltd. Senior Notes 6.25% due 05/15/2025*	75,000	49,313
VOC Escrow, Ltd. Senior Sec. Notes 5.00% due 02/15/2028*	750,000	611,250

		660,563

Diagnostic Equipment — 0.5%
DH Europe Finance II SARL Company Guar. Notes 2.60% due 11/15/2029	1,665,000	1,828,301
DH Europe Finance II SARL Company Guar. Notes 3.40% due 11/15/2049	4,180,000	5,112,072

		6,940,373

Diversified Financial Services — 0.7%
GE Capital International Funding Co. ULC Company Guar. Notes 3.37% due 11/15/2025	3,653,000	3,859,447
GE Capital International Funding Co. ULC Company Guar. Notes 4.42% due 11/15/2035	5,500,000	5,679,000

		9,538,447

Diversified Operations — 0.0%
Stena International SA Senior Sec. Notes 6.13% due 02/01/2025*	400,000	386,000

Electric-Distribution — 0.1%
PPL WEM Holdings, Ltd. Senior Notes 5.38% due 05/01/2021*	1,100,000	1,123,290

Electric-Integrated — 0.5%
EDP Finance BV Senior Notes 3.63% due 07/15/2024*	2,550,000	2,764,710
Enel Finance International NV Company Guar. Notes 4.88% due 06/14/2029*	980,000	1,204,425
Fortis, Inc. Senior Notes 3.06% due 10/04/2026	3,220,000	3,529,465

		7,498,600

Electronic Components-Misc. — 0.2%
Flex, Ltd. Senior Notes 4.75% due 06/15/2025	1,935,000	2,186,331

79

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio@

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Electronic Components-Semiconductors — 0.1%
AMS AG Senior Notes 7.00% due 07/31/2025*	$650,000	$667,875
Sensata Technologies UK Financing Co. PLC Company Guar. Notes 6.25% due 02/15/2026*	425,000	447,355

		1,115,230

Electronic Security Devices — 0.3%
Allegion PLC Company Guar. Notes 3.50% due 10/01/2029	3,400,000	3,706,612

Finance-Leasing Companies — 0.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 4.88% due 01/16/2024	715,000	726,312
Park Aerospace Holdings, Ltd. Company Guar. Notes 5.50% due 02/15/2024*	475,000	451,292

		1,177,604

Food-Baking — 0.3%
Grupo Bimbo SAB de CV Company Guar. Notes 4.50% due 01/25/2022*	1,230,000	1,283,243
Grupo Bimbo SAB de CV Company Guar. Notes 4.88% due 06/27/2044*	2,736,000	3,222,386

		4,505,629

Food-Misc./Diversified — 0.5%
Kerry Group Financial Services Company Guar. Notes 3.20% due 04/09/2023*	6,150,000	6,470,059

Gambling (Non-Hotel) — 0.1%
Stars Group Holdings BV/Stars Group US Co-Borrower LLC Company Guar. Notes 7.00% due 07/15/2026*	1,675,000	1,808,163

Hazardous Waste Disposal — 0.0%
Tervita Escrow Corp. Sec. Notes 7.63% due 12/01/2021*	625,000	493,750

Insurance Brokers — 0.0%
Ardonagh Midco 2 PLC Senior Notes 11.50% due 01/15/2027*	575,000	560,625

Investment Management/Advisor Services — 0.1%
Invesco Finance PLC Company Guar. Notes 3.75% due 01/15/2026	800,000	893,224

Machinery-Farming — 0.4%
CNH Industrial NV Senior Notes 3.85% due 11/15/2027	5,245,000	5,678,469

Security Description	Principal Amount	Value (Note 2)
Machinery-General Industrial — 0.0%
Vertical Holdco GmbH Company Guar. Notes 7.63% due 07/15/2028*	$350,000	$371,875

Medical-Drugs — 1.4%
AstraZeneca PLC Senior Notes 2.38% due 06/12/2022	3,085,000	3,189,009
AstraZeneca PLC Senior Notes 3.13% due 06/12/2027	3,085,000	3,476,488
AstraZeneca PLC Senior Notes 3.38% due 11/16/2025	2,900,000	3,292,724
Bausch Health Cos., Inc. Company Guar. Notes 5.00% due 01/30/2028*	625,000	628,113
Bausch Health Cos., Inc. Senior Sec. Notes 5.75% due 08/15/2027*	325,000	352,749
Bausch Health Cos., Inc. Company Guar. Notes 6.25% due 02/15/2029*	225,000	239,018
Bausch Health Cos., Inc. Company Guar. Notes 7.25% due 05/30/2029*	650,000	715,000
Endo Dac/Endo Finance LLC/Endo Finco, Inc. Company Guar. Notes 6.00% due 06/30/2028*	877,000	668,712
Endo Dac/Endo Finance LLC/Endo Finco, Inc. Sec. Notes 9.50% due 07/31/2027*	488,000	525,210
Mallinckrodt International Finance SA/Mallinckrodt CB LLC Company Guar. Notes 5.50% due 04/15/2025*	1,675,000	293,125
Mallinckrodt International Finance SA/Mallinckrodt CB LLC Company Guar. Notes 5.63% due 10/15/2023*	1,350,000	216,000
Takeda Pharmaceutical Co., Ltd. Senior Notes 2.05% due 03/31/2030	1,660,000	1,705,044
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.50% due 03/01/2023*	113,000	113,000
Valeant Pharmaceuticals International, Inc. Senior Sec. Notes 5.50% due 11/01/2025*	375,000	389,141
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.88% due 05/15/2023*	74,000	74,000
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 6.13% due 04/15/2025*	1,925,000	1,987,562

80

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio@

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Medical-Drugs (continued)
Valeant Pharmaceuticals International, Inc. Senior Sec. Notes 7.00% due 03/15/2024*	$450,000	$470,241
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 9.00% due 12/15/2025*	750,000	828,750

		19,163,886

Metal-Copper — 0.1%
Hudbay Minerals, Inc. Company Guar. Notes 7.25% due 01/15/2023*	125,000	126,563
HudBay Minerals, Inc. Company Guar. Notes 7.63% due 01/15/2025*	1,150,000	1,164,375

		1,290,938

Oil & Gas Drilling — 0.1%
Nabors Industries, Ltd. Company Guar. Notes 7.25% due 01/15/2026*	550,000	346,500
Nabors Industries, Ltd. Company Guar. Notes 7.50% due 01/15/2028*	125,000	79,413
Precision Drilling Corp. Company Guar. Notes 7.13% due 01/15/2026*	225,000	155,250
Precision Drilling Corp. Company Guar. Notes 7.75% due 12/15/2023	550,000	412,500
Shelf Drilling Holdings, Ltd. Company Guar. Notes 8.25% due 02/15/2025*	800,000	304,000

		1,297,663

Oil Companies-Exploration & Production — 0.8%
Canadian Natural Resources, Ltd. Senior Notes 3.80% due 04/15/2024	2,125,000	2,288,873
Canadian Natural Resources, Ltd. Senior Notes 5.85% due 02/01/2035	4,960,000	6,110,734
CNPC HK Overseas Capital, Ltd. Company Guar. Notes 5.95% due 04/28/2041*	1,550,000	2,319,504

		10,719,111

Oil Companies-Integrated — 0.4%
Husky Energy, Inc. Senior Notes 3.95% due 04/15/2022	2,800,000	2,882,916
Husky Energy, Inc. Senior Notes 4.40% due 04/15/2029	2,460,000	2,586,163

		5,469,079

Retail-Restaurants — 0.2%
1011778 BC ULC/New Red Finance, Inc. Sec. Notes 4.38% due 01/15/2028*	250,000	260,033

Security Description	Principal Amount	Value (Note 2)
Retail-Restaurants (continued)
1011778 BC ULC/New Red Finance, Inc. Sec. Notes 5.00% due 10/15/2025*	$2,675,000	$2,735,187

		2,995,220

Satellite Telecom — 0.1%
Intelsat Jackson Holdings SA Company Guar. Notes 5.50% due 08/01/2023†(4)(5)	550,000	344,438
Intelsat Jackson Holdings SA Company Guar. Notes 8.50% due 10/15/2024*†(4)(5)	675,000	445,500
Intelsat Jackson Holdings SA Company Guar. Notes 9.75% due 07/15/2025*†(4)(5)	350,000	232,750

		1,022,688

Security Services — 0.2%
Garda World Security Corp. Senior Sec. Notes 4.63% due 02/15/2027*	425,000	436,653
GW B-CR Security Corp. Senior Notes 9.50% due 11/01/2027*	1,872,000	2,040,480

		2,477,133

Soap & Cleaning Preparation — 0.1%
Reckitt Benckiser Treasury Services PLC Company Guar. Notes 3.00% due 06/26/2027*	1,440,000	1,605,429

Telecom Services — 0.2%
TELUS Corp. Senior Notes 2.80% due 02/16/2027	3,170,000	3,407,055

Telephone-Integrated — 0.6%
Telefonica Emisiones SAU Company Guar. Notes 4.57% due 04/27/2023	1,500,000	1,651,999
Telefonica Emisiones SAU Company Guar. Notes 5.21% due 03/08/2047	1,530,000	1,970,914
Telefonica Emisiones SAU Company Guar. Notes 5.52% due 03/01/2049	1,930,000	2,606,461
Telefonica Emisiones SAU Company Guar. Notes 7.05% due 06/20/2036	1,575,000	2,372,826

		8,602,200

Transport-Rail — 0.3%
Canadian Pacific Railway Co. Senior Notes 7.13% due 10/15/2031	2,950,000	4,462,564

Total Foreign Corporate Bonds & Notes (cost $156,649,555)		168,626,243

U.S. GOVERNMENT AGENCIES — 0.0%
Resolution Funding Corp — 0.0%
Resolution Funding Corp. STRIPS zero coupon due 01/15/2021 (cost $617,353)	640,000	639,188

81

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio@

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Principal Amount/ Shares	Value (Note 2)
COMMON STOCKS — 0.0%
Chemicals-Specialty — 0.0%
Hexion Holdings Corp., Class B†	$20,415	$135,760

Retail-Leisure Products — 0.0%
Party City Holdco, Inc.†	45,957	75,370

Total Common Stocks (cost $989,007)		211,130

PREFERRED SECURITIES — 0.1%
Real Estate Investment Trusts — 0.1%
Prologis, Inc. Series Q, 8.54% (cost $1,062,500)	20,000	1,475,800

PREFERRED SECURITIES/CAPITAL SECURITIES — 1.3%
Diversified Banking Institutions — 0.3%
Goldman Sachs Capital I 6.35% due 02/15/2034	2,500,000	3,571,041

Diversified Manufacturing Operations — 0.1%
Textron Financial Corp. FRS 2.13% (3 ML+1.74%) due 02/15/2067*	2,400,000	1,584,000

Electric-Generation — 0.4%
Electricite de France SA 5.63% due 01/22/2024*(3)	5,000,000	5,280,550

Insurance-Life/Health — 0.4%
AXA SA 8.60% due 12/15/2030	4,000,000	5,960,000

Insurance-Multi-line — 0.1%
MetLife, Inc. 10.75% due 08/01/2069	900,000	1,477,506
USF&G Capital III 8.31% due 07/01/2046*	250,000	379,176

		1,856,682

Total Preferred Securities/Capital Securities (cost $15,832,343)		18,252,273

Security Description	Principal Amount	Value (Note 2)
ESCROWS AND LITIGATION TRUSTS — 0.0%
Lehman Brothers Holdings, Inc.†(2) Class D, 5.67% (cost $1,211,640)	$30,000	$300

TOTAL INVESTMENTS (cost $1,236,312,415)(6)	98.0%	1,357,175,463
Other assets less liabilities	2.0	27,384,231

NET ASSETS	100.0%	$1,384,559,694

@	Effective April 29, 2020, the Board of Trustees approved a change in the name of the SA Federated Corporate Bond Portfolio to “SA Federated Hermes Corporate Bond Portfolio”.
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2020, the aggregate value of these securities was $327,769,197 representing 23.7% of net assets.
†	Non-income producing security
(1)	PIK (“Payment-in-Kind”) security — Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at the coupon rate listed.
(2)	Securities classified as Level 3 (see Note 2).
(3)	Perpetual maturity — maturity date reflects the next call date.
(4)	Company has filed for bankruptcy protection.
(5)	Security in default.
(6)	See Note 3 for cost of investments on a tax basis.

ULC — Unlimited Liability Corp.

STRIPS — Separate Trading of Registered Interest and Principal Securities

FRS — Floating Rate Security

The rates shown on FRS are the current rates as of July 31, 2020 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

3 ML— 3 Month USD LIBOR

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)

410	Long	U.S. Treasury Long Bonds	September 2020	72,086,865	74,735,313	$2,648,448

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

82

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio@

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
U.S. Corporate Bonds & Notes	$—	$1,167,970,529	$—	$1,167,970,529
Foreign Corporate Bonds & Notes	—	168,626,243	—	168,626,243
U.S. Government Agencies	—	639,188	—	639,188
Common Stocks	211,130	—	—	211,130
Preferred Securites	1,475,800	—	—	1,475,800
Preferred Securities/Capital Securities	—	18,252,273	—	18,252,273
Escrows and Litigation Trusts	—	—	300	300

Total Investments at Value	$1,686,930	$1,355,488,233	$300	$1,357,175,463

Other Financial Instruments:†

Futures Contracts	$2,648,448	$—	$—	$2,648,448

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no Level 3 transfers during the reporting period.

See Notes to Financial Statements

83

SunAmerica Series Trust SA Fidelity Institutional AM@ International Growth Portfolio

PORTFOLIO PROFILE — July 31, 2020 — (unaudited)

Industry Allocation*

Medical-Drugs	7.8%
Electric-Integrated	5.1
Enterprise Software/Service	4.4
E-Commerce/Products	3.9
Beverages-Wine/Spirits	3.1
Machinery-General Industrial	3.0
Cosmetics & Toiletries	3.0
Finance-Other Services	2.9
Internet Content-Information/News	2.7
Semiconductor Components-Integrated Circuits	2.7
Semiconductor Equipment	2.5
Food-Misc./Diversified	2.5
Insurance-Multi-line	2.3
Exchange-Traded Funds	2.3
Textile-Apparel	2.3
Industrial Gases	2.1
Transport-Rail	2.1
Schools	1.9
Apparel Manufacturers	1.9
Commercial Services-Finance	1.8
Web Portals/ISP	1.7
Internet Content-Entertainment	1.7
Finance-Credit Card	1.6
Banks-Commercial	1.5
Insurance-Life/Health	1.3
Soap & Cleaning Preparation	1.2
Industrial Automated/Robotic	1.1
Medical Labs & Testing Services	1.1
Electric-Distribution	1.1
Building & Construction Products-Misc.	1.0
Electronic Components-Misc.	1.0
Real Estate Management/Services	1.0
Transport-Services	1.0
Chemicals-Specialty	1.0
Computer Services	1.0
Building Products-Air & Heating	1.0
Computer Aided Design	1.0
Building-Heavy Construction	1.0
Precious Metals	0.9
Private Equity	0.9
Publishing-Periodicals	0.9
Cable/Satellite TV	0.9
Telecommunication Equipment	0.9
Machine Tools & Related Products	0.9
Chemicals-Diversified	0.9
Auto-Cars/Light Trucks	0.9
Retail-Building Products	0.9
Human Resources	0.9
Non-Hazardous Waste Disposal	0.9
E-Commerce/Services	0.9
Multimedia	0.9
Tobacco	0.9
Electronic Forms	0.9
Real Estate Investment Trusts	0.9
Medical Instruments	0.8
Applications Software	0.8
Insurance-Reinsurance	0.8
Commercial Services	0.7

99.1%

Country Allocation*

United States	12.7%
Switzerland	10.5
France	10.0
Japan	8.5
Cayman Islands	8.5
Germany	7.4
United Kingdom	6.5
Canada	5.8
Netherlands	4.1
Denmark	3.4
Sweden	2.9
Taiwan	2.7
Spain	2.2
Hong Kong	2.2
Italy	2.0
Finland	1.0
Indonesia	0.9
Jersey	0.9
Israel	0.9
Brazil	0.9
Ireland	0.9
Belgium	0.9
China	0.9
Bermuda	0.9
Portugal	0.9
India	0.6

99.1%

*	Calculated as a percentage of net assets

84

SunAmerica Series Trust SA Fidelity Institutional AM@ International Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 96.7%
Belgium — 0.9%
UCB SA	23,900	$3,062,599

Bermuda — 0.9%
IHS Markit, Ltd.	37,200	3,003,156

Brazil — 0.9%
B3 SA—Brasil Bolsa Balcao	255,000	3,101,130

Canada — 5.8%
Canadian National Railway Co.	39,516	3,859,997
Canadian Pacific Railway, Ltd.	12,346	3,395,346
Constellation Software, Inc.	2,803	3,315,532
Thomson Reuters Corp.	43,400	3,028,231
Waste Connections, Inc.	29,796	3,045,334
Wheaton Precious Metals Corp.	60,600	3,292,398

		19,936,838

Cayman Islands — 8.5%
Alibaba Group Holding, Ltd. ADR†	40,953	10,280,022
New Oriental Education & Technology Group, Inc. ADR†	22,200	3,112,440
Shenzhou International Group Holdings, Ltd.	240,286	2,874,724
TAL Education Group ADR†	44,700	3,494,199
Tencent Holdings, Ltd.	135,748	9,292,580

		29,053,965

China — 0.9%
Kweichow Moutai Co., Ltd., Class A	12,700	3,055,229

Denmark — 3.4%
DSV PANALPINA A/S	24,523	3,390,015
Novo Nordisk A/S, Class B	70,000	4,618,367
Orsted A/S*	25,200	3,609,619

		11,618,001

Finland — 1.0%
Kone Oyj, Class B	43,600	3,454,768

France — 10.0%
Air Liquide SA	25,950	4,284,106
Dassault Systemes SE	18,113	3,304,045
Hermes International	3,593	2,916,501
Kering SA	6,001	3,406,885
L’Oreal SA	12,311	4,123,268
LVMH Moet Hennessy Louis Vuitton SE	11,055	4,803,179
Pernod Ricard SA	20,369	3,517,086
Sanofi	44,000	4,599,839
Teleperformance	11,445	3,349,457

		34,304,366

Germany — 7.4%
Allianz SE	19,300	4,025,547
Deutsche Boerse AG	17,908	3,274,070
Hannover Rueck SE	16,257	2,752,286
RWE AG	83,200	3,145,242
SAP SE	35,893	5,677,929
Symrise AG	24,894	3,110,151
Vonovia SE	52,221	3,393,555

		25,378,780

Hong Kong — 2.2%
AIA Group, Ltd.	485,056	4,346,797
Techtronic Industries Co., Ltd.	297,500	3,113,244

		7,460,041

Security Description	Shares	Value (Note 2)
India — 0.6%
HDFC Bank, Ltd. ADR†	44,270	$2,069,623

Indonesia — 0.9%
Bank Central Asia Tbk PT	1,530,780	3,279,434

Ireland — 0.9%
Linde PLC	12,562	3,079,072

Israel — 0.9%
NICE, Ltd., ADR†	15,193	3,118,211

Italy — 2.0%
Enel SpA	446,500	4,086,951
Recordati SpA	53,300	2,851,617

		6,938,568

Japan — 8.5%
Daikin Industries, Ltd.	19,000	3,340,870
Hoya Corp.	34,569	3,411,071
Kao Corp.	42,200	3,061,085
Keyence Corp.	9,300	3,908,370
Nitori Holdings Co., Ltd.	14,100	3,100,290
Olympus Corp.	162,500	2,916,534
Recruit Holdings Co., Ltd.	98,400	3,053,971
Tokyo Electron, Ltd.	12,900	3,524,170
Unicharm Corp.	67,000	3,011,333

		29,327,694

Jersey — 0.9%
Experian PLC	90,942	3,204,626

Netherlands — 4.1%
ASML Holding NV	14,314	5,056,334
Ferrari NV	17,344	3,108,937
Wolters Kluwer NV	39,669	3,136,402
Yandex NV, Class A†	51,500	2,963,310

		14,264,983

Portugal — 0.9%
EDP — Energias de Portugal SA	582,400	2,949,419

Spain — 2.1%
Cellnex Telecom SA*	47,849	3,009,932
Iberdrola SA	323,234	4,172,420
Iberdrola SA†	7,939	102,121

		7,284,473

Sweden — 2.9%
Atlas Copco AB, Class A	80,500	3,566,745
Hexagon AB, Class B†	50,924	3,318,959
Swedish Match AB	38,900	2,980,469

		9,866,173

Switzerland — 10.5%
Givaudan SA	814	3,359,405
Lonza Group AG	5,982	3,734,045
Nestle SA	71,797	8,506,168
Partners Group Holding AG	3,329	3,224,493
Roche Holding AG	20,010	6,923,629
Sika AG	16,554	3,644,996
Temenos AG	20,049	2,979,339
Zurich Insurance Group AG	10,180	3,763,312

		36,135,387

Taiwan — 2.7%
Taiwan Semiconductor Manufacturing Co., Ltd.	627,000	9,176,279

85

SunAmerica Series Trust SA Fidelity Institutional AM@ International Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
United Kingdom — 6.5%
AstraZeneca PLC	45,800	$5,079,828
Atlassian Corp. PLC, Class A†	17,200	3,038,380
Diageo PLC	115,544	4,234,007
London Stock Exchange Group PLC	30,831	3,438,927
Reckitt Benckiser Group PLC	41,000	4,146,858
RELX PLC	121,135	2,571,576

		22,509,576

United States — 10.4%
Adobe, Inc.†	6,600	2,932,512
Alphabet, Inc., Class A†	2,000	2,975,900
Amazon.com, Inc.†	960	3,038,093
American Tower Corp.	11,200	2,927,568
Charter Communications, Inc., Class A†	5,400	3,132,000
Facebook, Inc., Class A†	12,100	3,069,407
Mastercard, Inc., Class A	9,345	2,883,213
MercadoLibre, Inc.†	2,700	3,036,474
Microsoft Corp.	14,100	2,890,641
Netflix, Inc.†	5,800	2,835,504
NextEra Energy, Inc.	10,809	3,034,086
Visa, Inc., Class A	15,030	2,861,712

		35,617,110

Total Common Stocks (cost $274,815,946)		332,249,501

EXCHANGE-TRADED FUNDS — 2.3%
United States — 2.3%
iShares MSCI India ETF	166,313	5,312,037
iShares MSCI South Korea ETF	41,000	2,470,660

Total Exchange-Traded Funds (cost $6,572,441)		7,782,697

Security Description	Shares	Value (Note 2)
RIGHTS — 0.1%
Spain — 0.1%
Cellnex Telecom SA Expires 08/12/2020†	48,749	$203,855

Portugal — 0.0%
EDP — Energias de Portugal SA Expires 08/06/2020†	224,663	22,812

Total Rights (cost $0)		226,667

Total Long-Term Investment Securities (cost $281,388,387)		340,258,865

TOTAL INVESTMENTS (cost $281,388,387)(1)	99.1%	340,258,865
Other assets less liabilities	0.9	3,195,530

NET ASSETS	100.0%	$343,454,395

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2020, the aggregate value of these securities was $6,619,551 representing 1.9% of net assets.
(1)	See Note 3 for cost of investments on a tax basis.
ADR	— American Depositary Receipt
ETF	— Exchange-Traded Funds

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$92,915,612	$239,333,889	**	$—	$332,249,501
Exchange-Traded Funds	7,782,697	—		—	7,782,697
Rights	226,667	—		—	226,667

Total Investments at Value	$100,924,976	$239,333,889		$—	$340,258,865

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).

See Notes to Financial Statements

86

SunAmerica Series Trust SA Fidelity Institutional AM® Real Estate Portfolio

PORTFOLIO PROFILE — July 31, 2020 — (unaudited)

Industry Allocation*

Real Estate Investment Trusts	98.4%
Real Estate Management/Services	1.2

99.6%

*	Calculated as a percentage of net assets

87

SunAmerica Series Trust SA Fidelity Institutional AM® Real Estate Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 99.6%
Real Estate Investment Trusts — 98.4%
Alexandria Real Estate Equities, Inc.	70,200	$12,464,010
American Tower Corp.	13,700	3,581,043
Americold Realty Trust	198,600	8,013,510
CareTrust REIT, Inc.	226,800	4,086,936
Clipper Realty, Inc.	157,318	1,050,884
CubeSmart	425,300	12,618,651
Digital Realty Trust, Inc.	128,100	20,565,174
Douglas Emmett, Inc.	209,800	6,113,572
Duke Realty Corp.	153,000	6,149,070
Equinix, Inc.	27,900	21,914,892
Equity LifeStyle Properties, Inc.	126,892	8,669,261
Essex Property Trust, Inc.	50,713	11,194,388
Extra Space Storage, Inc.	53,800	5,559,692
Four Corners Property Trust, Inc.	343,400	8,653,680
Healthcare Realty Trust, Inc.	211,900	6,208,670
Highwoods Properties, Inc.	143,400	5,497,956
Invitation Homes, Inc.	345,500	10,302,810
Iron Mountain, Inc.	44,500	1,254,455
Lexington Realty Trust	498,800	5,786,080
Mack-Cali Realty Corp.	120,500	1,737,610
Mid-America Apartment Communities, Inc.	100,200	11,942,838

Security Description	Shares	Value (Note 2)
Real Estate Investment Trusts (continued)
National Retail Properties, Inc.	236,700	$8,391,015
Outfront Media, Inc.	175,300	2,526,073
Prologis, Inc.	306,958	32,359,512
RLJ Lodging Trust	773,776	6,197,946
Terreno Realty Corp.	96,180	5,843,897
UDR, Inc.	285,900	10,349,580
Ventas, Inc.	230,345	8,836,034
VICI Properties, Inc.	584,100	12,680,811
Welltower, Inc.	117,064	6,269,948
Weyerhaeuser Co.	80,100	2,227,581

		269,047,579

Real Estate Management/Services — 1.2%
CBRE Group, Inc., Class A†	72,800	3,189,368

TOTAL INVESTMENTS (cost $246,997,633)(1)	99.6%	272,236,947
Other assets less liabilities	0.4	1,024,381

NET ASSETS	100.0%	$273,261,328

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2020 (see Note 2):

	Level 1- Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$272,236,947	$—	$—	$272,236,947

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

88

SunAmerica Series Trust SA Fixed Income Index Portfolio

PORTFOLIO PROFILE — July 31, 2020 — (unaudited)

Industry Allocation*

United States Treasury Notes	37.9%
United States Treasury Bonds	13.1
Diversified Banking Institutions	4.6
Exchange-Traded Funds	3.7
Federal Home Loan Bank	3.1
Pipelines	2.8
Electric-Integrated	2.3
Cable/Satellite TV	1.7
Oil Companies-Integrated	1.6
Medical-Drugs	1.6
Banks-Commercial	1.5
E-Commerce/Products	1.4
Medical-HMO	1.3
Oil-Field Services	1.2
Retail-Discount	1.1
Telephone-Integrated	1.1
Finance-Credit Card	1.0
Enterprise Software/Service	0.9
Real Estate Investment Trusts	0.9
Pharmacy Services	0.8
Transport-Rail	0.8
Brewery	0.8
Computers	0.7
Multimedia	0.7
Banks-Fiduciary	0.7
Retail-Building Products	0.7
Chemicals-Diversified	0.6
Medical-Biomedical/Gene	0.6
Banks-Super Regional	0.5
Insurance-Multi-line	0.4
Gas-Distribution	0.4
Aerospace/Defense	0.4
Auto-Cars/Light Trucks	0.4
Toys	0.4
Auto/Truck Parts & Equipment-Original	0.3
Finance-Other Services	0.3
Food-Meat Products	0.3
Federal Home Loan Mtg. Corp.	0.3
Metal-Iron	0.3
Television	0.3
Transport-Services	0.3
Tennessee Valley Authority	0.3
Retail-Drug Store	0.3
Repurchase Agreements	0.2
Medical-Generic Drugs	0.2
Oil Companies-Exploration & Production	0.2
Tobacco	0.2
Applications Software	0.2
Computer Services	0.2
Investment Management/Advisor Services	0.2
Cellular Telecom	0.2
Banks-Money Center	0.2
Oil Refining & Marketing	0.2
Commercial Services-Finance	0.2
Data Processing/Management	0.2
Medical Labs & Testing Services	0.2
Medical Products	0.2
Metal-Copper	0.2
Electronic Components-Semiconductors	0.2
Diversified Financial Services	0.2
Finance-Leasing Companies	0.2

Medical Instruments	0.2%
Hotels/Motels	0.2
Beverages-Non-alcoholic	0.2
Diversified Manufacturing Operations	0.2
Drug Delivery Systems	0.1
Auto-Heavy Duty Trucks	0.1
Food-Misc./Diversified	0.1
Machinery-Construction & Mining	0.1
Networking Products	0.1

99.3%

Credit Quality#†

Aaa	57.9%
Aa	3.5
A	16.7
Baa	18.4
Ba	1.7
Not Rated@	1.8

100.0%

*	Calculated as a percentage of net assets.
#	Calculated as a percentage of total debt issues, excluding short-term securities.
†	Source: Moody's
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

89

SunAmerica Series Trust SA Fixed Income Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES — 35.3%
Aerospace/Defense — 0.2%
United Technologies Corp. Senior Notes 5.40% due 05/01/2035	$1,000,000	$1,397,781

Applications Software — 0.2%
Microsoft Corp. Senior Notes 3.70% due 08/08/2046	1,036,000	1,349,225

Auto-Cars/Light Trucks — 0.4%
General Motors Co. Senior Notes 6.25% due 10/02/2043	1,000,000	1,191,022
General Motors Financial Co., Inc. Company Guar. Notes 4.35% due 01/17/2027	1,000,000	1,082,740

		2,273,762

Auto-Heavy Duty Trucks — 0.1%
Cummins, Inc. Senior Notes 4.88% due 10/01/2043	605,000	845,015

Auto/Truck Parts & Equipment-Original — 0.3%
Aptiv Corp. Company Guar. Notes 4.15% due 03/15/2024	1,903,000	2,097,810

Banks-Commercial — 1.3%
BB&T Corp. Senior Notes 2.05% due 05/10/2021	2,000,000	2,024,599
PNC Bank NA Sub. Notes 4.05% due 07/26/2028	1,000,000	1,193,744
Regions Financial Corp. Senior Notes 3.80% due 08/14/2023	2,500,000	2,729,494
SunTrust Banks, Inc. Senior Notes 2.90% due 03/03/2021	2,000,000	2,026,300

		7,974,137

Banks-Fiduciary — 0.7%
Bank of New York Mellon Corp. Senior Notes 2.95% due 01/29/2023	2,000,000	2,122,655
Bank of New York Mellon Corp. Senior Notes 3.00% due 02/24/2025	928,000	1,023,404
State Street Corp. Senior Notes 3.55% due 08/18/2025	844,000	965,612

		4,111,671

Banks-Super Regional — 0.5%
US Bancorp Senior Notes 3.15% due 04/27/2027	1,000,000	1,141,613
Wells Fargo & Co. Senior Notes 3.90% due 05/01/2045	1,311,000	1,630,369

		2,771,982

Security Description	Principal Amount	Value (Note 2)
Beverages-Non-alcoholic — 0.2%
Pepsi-Cola Metropolitan Bottling Co., Inc. Senior Notes 7.00% due 03/01/2029	$644,000	$936,257

Brewery — 0.8%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.70% due 02/01/2036	1,000,000	1,226,761
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.90% due 02/01/2046	1,000,000	1,277,296
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 5.55% due 01/23/2049	1,500,000	2,108,438

		4,612,495

Cable/Satellite TV — 1.7%
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.48% due 10/23/2045	1,000,000	1,395,949
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.83% due 10/23/2055	1,000,000	1,417,283
Comcast Corp. Company Guar. Notes 3.70% due 04/15/2024	3,000,000	3,339,548
Comcast Corp. Company Guar. Notes 3.90% due 03/01/2038	2,000,000	2,503,539
Time Warner Cable LLC Senior Sec. Notes 6.75% due 06/15/2039	1,000,000	1,403,569

		10,059,888

Chemicals-Diversified — 0.6%
DowDuPont, Inc. Senior Notes 5.32% due 11/15/2038	1,000,000	1,332,251
PPG Industries, Inc. Senior Notes 3.75% due 03/15/2028	2,000,000	2,402,555

		3,734,806

Commercial Services-Finance — 0.2%
Moody’s Corp. Senior Notes 4.88% due 02/15/2024	1,031,000	1,171,457

Computer Services — 0.2%
International Business Machines Corp. Senior Notes 4.25% due 05/15/2049	1,000,000	1,319,176

Computers — 0.7%
Apple, Inc. Senior Notes 2.30% due 05/11/2022	2,000,000	2,067,623

90

SunAmerica Series Trust SA Fixed Income Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Computers (continued)
Dell International LLC/EMC Corp. Senior Sec. Notes 5.30% due 10/01/2029*	$2,000,000	$2,302,176

		4,369,799

Data Processing/Management — 0.2%
Fiserv, Inc. Senior Notes 3.50% due 07/01/2029	1,000,000	1,157,297

Diversified Banking Institutions — 4.0%
Bank of America Corp. Senior Notes 3.30% due 01/11/2023	1,000,000	1,067,957
Bank of America Corp. Senior Notes 3.82% due 01/20/2028	2,000,000	2,289,015
Bank of America Corp. Senior Notes 4.44% due 01/20/2048	963,000	1,306,812
Citigroup, Inc. Sub. Notes 4.13% due 07/25/2028	2,000,000	2,315,725
Citigroup, Inc. Senior Notes 4.65% due 07/30/2045	750,000	1,032,379
Goldman Sachs Group, Inc. Senior Notes 2.91% due 06/05/2023	3,000,000	3,117,310
Goldman Sachs Group, Inc. Senior Notes 3.50% due 04/01/2025	3,000,000	3,324,147
Goldman Sachs Group, Inc. Senior Notes 4.02% due 10/31/2038	1,000,000	1,218,103
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	1,200,000	1,802,643
JPMorgan Chase & Co. Senior Notes 4.01% due 04/23/2029	2,000,000	2,351,804
JPMorgan Chase & Co. Senior Notes 6.40% due 05/15/2038	999,000	1,602,298
Morgan Stanley Senior Notes 3.13% due 01/23/2023	2,500,000	2,657,174

		24,085,367

Diversified Manufacturing Operations — 0.2%
General Electric Capital Corp. Senior Notes 5.88% due 01/14/2038	778,000	925,445

Drug Delivery Systems — 0.1%
Becton Dickinson and Co. Senior Notes 3.73% due 12/15/2024	771,000	857,995

E-Commerce/Products — 1.0%
Amazon.com, Inc. Senior Notes 2.80% due 08/22/2024	3,000,000	3,268,686

Security Description	Principal Amount	Value (Note 2)
E-Commerce/Products (continued)
Amazon.com, Inc. Senior Notes 4.25% due 08/22/2057	$1,000,000	$1,421,816
eBay, Inc. Senior Notes 3.45% due 08/01/2024	1,073,000	1,183,118

		5,873,620

Electric-Integrated — 2.3%
Berkshire Hathaway Energy Co. Senior Notes 3.80% due 07/15/2048	1,000,000	1,272,660
Consolidated Edison Co. of New York, Inc. Senior Notes 4.50% due 05/15/2058	859,000	1,163,803
DTE Electric Co. General Refunding Mtg. 3.70% due 03/15/2045	1,244,000	1,552,057
Duke Energy Florida LLC 1st Mtg. Notes 3.40% due 10/01/2046	1,179,000	1,441,748
Exelon Generation Co. LLC Senior Notes 6.25% due 10/01/2039	200,000	254,522
Northern States Power Co. 1st Mtg. Bonds 2.90% due 03/01/2050	1,000,000	1,163,276
PPL Capital Funding, Inc. Company Guar. Notes 3.95% due 03/15/2024	1,786,000	1,945,601
Progress Energy, Inc. Senior Notes 4.40% due 01/15/2021	800,000	806,475
PSEG Power LLC Company Guar. Notes 3.00% due 06/15/2021	1,750,000	1,786,089
Puget Energy, Inc. Senior Sec. Notes 5.63% due 07/15/2022	1,912,000	2,039,448

		13,425,679

Electronic Components-Semiconductors — 0.2%
Intel Corp. Senior Notes 3.10% due 07/29/2022	1,000,000	1,055,834

Enterprise Software/Service — 0.9%
CA, Inc. Senior Notes 3.60% due 08/15/2022	1,000,000	1,024,877
Oracle Corp. Senior Notes 2.40% due 09/15/2023	1,000,000	1,057,070
Oracle Corp. Senior Notes 2.65% due 07/15/2026	3,000,000	3,305,014

		5,386,961

Finance-Credit Card — 1.0%
American Express Co. Senior Notes 2.50% due 08/01/2022	2,000,000	2,075,291

91

SunAmerica Series Trust SA Fixed Income Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Finance-Credit Card (continued)
Capital One Financial Corp. Senior Notes 3.20% due 02/05/2025	$500,000	$544,634
Mastercard, Inc. Senior Notes 2.95% due 06/01/2029	2,000,000	2,291,629
Visa, Inc. Senior Notes 4.30% due 12/14/2045	539,000	767,638

		5,679,192

Finance-Other Services — 0.3%
CME Group, Inc. Senior Notes 3.00% due 03/15/2025	680,000	750,287
Intercontinental Exchange, Inc. Company Guar. Notes 3.75% due 12/01/2025	1,143,000	1,316,370

		2,066,657

Food-Meat Products — 0.3%
Tyson Foods, Inc. Senior Notes 4.88% due 08/15/2034	1,523,000	2,033,764

Food-Misc./Diversified — 0.1%
Campbell Soup Co. Senior Notes 4.80% due 03/15/2048	600,000	829,691

Gas-Distribution — 0.4%
Piedmont Natural Gas Co., Inc. Senior Notes 3.50% due 06/01/2029	1,000,000	1,168,060
Southern Co. Gas Capital Corp. Company Guar. Notes 5.88% due 03/15/2041	915,000	1,308,397

		2,476,457

Hotels/Motels — 0.2%
Marriott International, Inc. Senior Notes 3.13% due 06/15/2026	1,000,000	987,842

Insurance-Multi-line — 0.2%
MetLife, Inc. Senior Notes 3.60% due 04/10/2024	1,345,000	1,496,315

Investment Management/Advisor Services — 0.2%
Ameriprise Financial, Inc. Senior Notes 3.70% due 10/15/2024	1,176,000	1,318,700

Machinery-Construction & Mining — 0.1%
Caterpillar, Inc. Senior Notes 3.90% due 05/27/2021	600,000	617,638

Medical Instruments — 0.2%
Medtronic, Inc. Company Guar. Notes 4.63% due 03/15/2045	701,000	1,011,132

Security Description	Principal Amount	Value (Note 2)
Medical Labs & Testing Services — 0.2%
Laboratory Corp. of America Holdings Senior Notes 3.60% due 02/01/2025	$1,030,000	$1,146,986

Medical Products — 0.2%
Abbott Laboratories Senior Notes 2.95% due 03/15/2025	1,000,000	1,101,761

Medical-Biomedical/Gene — 0.6%
Amgen, Inc. Senior Notes 3.63% due 05/15/2022	2,000,000	2,102,582
Gilead Sciences, Inc. Senior Notes 5.65% due 12/01/2041	1,000,000	1,560,002

		3,662,584

Medical-Drugs — 1.2%
AbbVie, Inc. Senior Notes 3.20% due 11/21/2029*	3,000,000	3,372,032
Johnson & Johnson Senior Notes 3.50% due 01/15/2048	1,134,000	1,509,082
Novartis Capital Corp. Company Guar. Notes 3.40% due 05/06/2024	800,000	886,681
Pfizer, Inc. Senior Notes 4.20% due 09/15/2048	844,000	1,165,686

		6,933,481

Medical-HMO — 1.3%
Anthem, Inc. Senior Notes 2.25% due 05/15/2030	2,000,000	2,117,454
UnitedHealth Group, Inc. Senior Notes 3.85% due 06/15/2028	2,000,000	2,406,134
UnitedHealth Group, Inc. Senior Notes 3.88% due 12/15/2028	2,500,000	3,019,415

		7,543,003

Metal-Copper — 0.2%
Southern Copper Corp. Senior Notes 5.25% due 11/08/2042	810,000	1,063,534

Multimedia — 0.7%
Historic TW, Inc. Company Guar. Notes 9.15% due 02/01/2023	2,500,000	2,977,767
NBCUniversal Media LLC Company Guar. Notes 4.45% due 01/15/2043	1,000,000	1,344,344

		4,322,111

Networking Products — 0.1%
Cisco Systems, Inc. Senior Notes 2.20% due 09/20/2023	500,000	526,616

92

SunAmerica Series Trust SA Fixed Income Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies-Exploration & Production — 0.2%
Devon Energy Corp. Senior Notes 7.95% due 04/15/2032	$200,000	$242,915
Kerr-McGee Corp. Company Guar. Notes 7.88% due 09/15/2031	200,000	188,646
Newfield Exploration Co. Company Guar. Notes 5.63% due 07/01/2024	1,000,000	999,187

		1,430,748

Oil Companies-Integrated — 0.8%
Chevron Corp. Senior Notes 2.95% due 05/16/2026	3,193,000	3,574,955
Exxon Mobil Corp. Senior Notes 2.73% due 03/01/2023	1,000,000	1,056,890

		4,631,845

Oil Field Machinery & Equipment — 0.0%
National Oilwell Varco, Inc. Senior Notes 2.60% due 12/01/2022	143,000	145,957

Oil Refining & Marketing — 0.2%
HollyFrontier Corp. Senior Notes 5.88% due 04/01/2026	250,000	274,336
Marathon Petroleum Corp. Senior Notes 6.50% due 03/01/2041	500,000	654,324
Valero Energy Corp. Company Guar. Notes 7.50% due 04/15/2032	200,000	287,622

		1,216,282

Oil-Field Services — 0.7%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc. Senior Notes 2.77% due 12/15/2022	1,000,000	1,046,285
Halliburton Co. Senior Notes 3.80% due 11/15/2025	2,085,000	2,259,109
Halliburton Co. Senior Notes 7.45% due 09/15/2039	500,000	678,393

		3,983,787

Pharmacy Services — 0.8%
Cigna Corp. Company Guar. Notes 4.38% due 10/15/2028	1,000,000	1,210,916
Cigna Corp. Company Guar. Notes 4.80% due 07/15/2046	800,000	1,080,470
CVS Health Corp. Senior Notes 5.13% due 07/20/2045	872,000	1,186,182
Express Scripts Holding Co. Company Guar. Notes 4.50% due 02/25/2026	1,122,000	1,285,374

		4,762,942

Security Description	Principal Amount	Value (Note 2)
Pipelines — 2.2%
Energy Transfer Operating LP Company Guar. Notes 4.65% due 06/01/2021	$2,000,000	$2,039,210
EnLink Midstream Partners LP Senior Notes 4.85% due 07/15/2026	2,000,000	1,550,280
Enterprise Products Operating LLC Company Guar. Notes 5.10% due 02/15/2045	1,000,000	1,232,817
Enterprise Products Operating LLC Company Guar. Notes 5.70% due 02/15/2042	1,000,000	1,325,014
Kinder Morgan Energy Partners LP Company Guar. Notes 7.30% due 08/15/2033	300,000	416,714
MPLX LP Senior Notes 4.00% due 03/15/2028	1,125,000	1,225,686
Phillips 66 Partners LP Senior Notes 3.61% due 02/15/2025	2,101,000	2,254,696
TC PipeLines LP Senior Notes 4.65% due 06/15/2021	1,026,000	1,046,841
Valero Energy Partners LP Company Guar. Notes 4.50% due 03/15/2028	1,000,000	1,162,159
Williams Cos., Inc. Senior Notes 4.30% due 03/04/2024	1,000,000	1,094,184

		13,347,601

Real Estate Investment Trusts — 0.9%
American Tower Corp. Senior Notes 5.00% due 02/15/2024	1,261,000	1,447,390
Crown Castle International Corp. Senior Notes 4.45% due 02/15/2026	1,180,000	1,381,327
Weyerhaeuser Co. Senior Notes 4.00% due 04/15/2030	2,000,000	2,326,576

		5,155,293

Retail-Building Products — 0.7%
Home Depot, Inc. Senior Notes 2.63% due 06/01/2022	2,000,000	2,084,485
Home Depot, Inc. Senior Notes 3.50% due 09/15/2056	786,000	1,005,621
Lowe’s Cos., Inc. Senior Notes 4.05% due 05/03/2047	700,000	877,930

		3,968,036

Retail-Discount — 1.1%
Dollar General Corp. Senior Notes 4.15% due 11/01/2025	1,154,000	1,342,585
Dollar Tree, Inc. Senior Notes 4.20% due 05/15/2028	2,000,000	2,379,908

93

SunAmerica Series Trust SA Fixed Income Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Retail-Discount (continued)
Target Corp. Senior Notes 6.50% due 10/15/2037	$840,000	$1,340,772
Wal-Mart Stores, Inc. Senior Notes 5.63% due 04/15/2041	939,000	1,487,713

		6,550,978

Retail-Drug Store — 0.3%
Walgreens Boots Alliance, Inc. Senior Notes 3.45% due 06/01/2026	1,391,000	1,534,970

Telephone-Integrated — 1.1%
AT&T, Inc. Senior Notes 4.75% due 05/15/2046	1,000,000	1,245,910
AT&T, Inc. Senior Notes 6.00% due 08/15/2040	864,000	1,208,859
AT&T, Inc. Senior Notes 6.38% due 03/01/2041	710,000	1,036,816
Verizon Communications, Inc. Senior Notes 3.38% due 02/15/2025	2,500,000	2,807,108

		6,298,693

Television — 0.3%
ViacomCBS, Inc. Senior Notes 4.20% due 06/01/2029	1,500,000	1,733,079

Tobacco — 0.2%
Altria Group, Inc. Company Guar. Notes 5.95% due 02/14/2049	1,000,000	1,414,316

Toys — 0.4%
Hasbro, Inc. Senior Notes 3.90% due 11/19/2029	2,000,000	2,121,542

Transport-Rail — 0.6%
CSX Corp. Senior Notes 3.80% due 03/01/2028	3,000,000	3,559,053

Transport-Services — 0.3%
FedEx Corp. Company Guar. Notes 3.10% due 08/05/2029	1,500,000	1,666,076

Total U.S. Corporate Bonds & Notes (cost $191,627,447)		210,132,121

FOREIGN CORPORATE BONDS & NOTES — 5.2%
Aerospace/Defense — 0.2%
Embraer Netherlands Finance BV Company Guar. Notes 5.40% due 02/01/2027	1,000,000	910,380

Banks-Commercial — 0.2%
Cooperatieve Rabobank UA Senior Notes 3.38% due 05/21/2025	1,264,000	1,424,000

Security Description	Principal Amount	Value (Note 2)
Banks-Money Center — 0.2%
Lloyds Bank PLC Company Guar. Notes 3.50% due 05/14/2025	$1,101,000	$1,227,000

Cellular Telecom — 0.2%
Vodafone Group PLC Senior Notes 5.00% due 05/30/2038	1,000,000	1,296,414

Diversified Banking Institutions — 0.6%
Barclays PLC Sub. Notes 5.20% due 05/12/2026	1,000,000	1,136,690
HSBC Holdings PLC Sub. Notes 6.50% due 09/15/2037	793,000	1,130,120
Natwest Group PLC Senior Notes 5.08% due 01/27/2030	1,000,000	1,229,197

		3,496,007

Diversified Financial Services — 0.2%
GE Capital International Funding Co. ULC Company Guar. Notes 4.42% due 11/15/2035	1,000,000	1,032,545

E-Commerce/Products — 0.4%
Alibaba Group Holding, Ltd. Senior Notes 4.20% due 12/06/2047	1,000,000	1,329,590
Alibaba Group Holding, Ltd. Senior Notes 4.50% due 11/28/2034	1,000,000	1,268,121

		2,597,711

Finance-Leasing Companies — 0.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 4.50% due 05/15/2021	995,000	1,014,929

Medical-Drugs — 0.4%
AstraZeneca PLC Senior Notes 2.38% due 06/12/2022	2,000,000	2,067,429

Medical-Generic Drugs — 0.2%
Allergan Funding SCS Company Guar. Notes 3.85% due 06/15/2024	250,000	264,830
Allergan Funding SCS Company Guar. Notes 4.55% due 03/15/2035	1,000,000	1,185,127

		1,449,957

Metal-Iron — 0.3%
Vale Overseas, Ltd. Company Guar. Notes 6.25% due 08/10/2026	1,500,000	1,803,000

Oil Companies-Integrated — 0.8%
Shell International Finance BV Company Guar. Notes 4.38% due 05/11/2045	1,000,000	1,315,465
Shell International Finance BV Company Guar. Notes 6.38% due 12/15/2038	1,000,000	1,573,894

94

SunAmerica Series Trust SA Fixed Income Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Oil Companies-Integrated (continued)
Total Capital International SA Company Guar. Notes 2.88% due 02/17/2022	$2,000,000	$2,076,709

		4,966,068

Oil-Field Services — 0.5%
Schlumberger Investment SA Company Guar. Notes 3.65% due 12/01/2023	2,500,000	2,715,658

Pipelines — 0.6%
Enbridge, Inc. Company Guar. Notes 3.13% due 11/15/2029	1,500,000	1,615,199
TransCanada PipeLines, Ltd. Senior Notes 6.20% due 10/15/2037	1,500,000	2,116,618

		3,731,817

Transport-Rail — 0.2%
Canadian National Railway Co. Senior Notes 2.45% due 05/01/2050	1,000,000	1,074,787

Total Foreign Corporate Bonds & Notes (cost $29,026,998)		30,807,702

U.S. GOVERNMENT AGENCIES — 3.7%
Federal Home Loan Bank — 3.1%
1.13% due 07/14/2021	1,000,000	1,009,577
1.50% due 08/15/2024	1,500,000	1,573,128
1.88% due 06/11/2021	2,000,000	2,030,572
1.88% due 11/29/2021	1,500,000	1,534,542
2.00% due 09/09/2022	1,000,000	1,037,906
2.50% due 12/09/2022	1,000,000	1,053,518
2.63% due 12/10/2021	2,000,000	2,067,954
2.88% due 09/13/2024	1,000,000	1,101,453
3.00% due 10/12/2021	2,000,000	2,068,744
3.63% due 06/11/2021	2,000,000	2,059,699
5.50% due 07/15/2036	2,000,000	3,183,887

		18,720,980

Federal Home Loan Mtg. Corp. — 0.3%
zero coupon due 12/14/2029	2,200,000	1,976,450

Tennessee Valley Authority — 0.3%
4.88% due 01/15/2048	1,000,000	1,536,521

Total U.S. Government Agencies (cost $20,420,001)		22,233,951

U.S. GOVERNMENT TREASURIES — 51.0%
United States Treasury Bonds — 13.1%
2.25% due 08/15/2046	2,452,000	3,041,917
2.25% due 08/15/2049	3,000,000	3,781,055
2.50% due 02/15/2046	2,692,000	3,482,460
2.50% due 05/15/2046	652,000	844,951
2.75% due 08/15/2042	2,000,000	2,663,750
2.75% due 11/15/2042	3,300,000	4,392,481
2.75% due 08/15/2047	2,000,000	2,730,313
2.75% due 11/15/2047	3,000,000	4,102,734
2.88% due 05/15/2043	2,589,000	3,516,894
2.88% due 08/15/2045	1,027,000	1,410,520
2.88% due 11/15/2046	744,000	1,032,038
3.00% due 11/15/2044	1,275,000	1,777,878
3.00% due 05/15/2045	1,150,000	1,608,607
3.00% due 11/15/2045	1,037,000	1,456,458

Security Description	Principal Amount	Value (Note 2)

U.S. GOVERNMENT TREASURIES (continued)
United States Treasury Bonds (continued)
3.00% due 05/15/2047	$1,500,000	$2,132,871
3.00% due 02/15/2048	2,000,000	2,860,469
3.00% due 08/15/2048	2,000,000	2,872,500
3.00% due 02/15/2049	3,000,000	4,327,969
3.13% due 02/15/2043	1,428,000	2,010,579
3.13% due 08/15/2044	1,351,000	1,917,576
3.13% due 05/15/2048	2,000,000	2,926,797
3.38% due 05/15/2044	1,498,000	2,202,762
3.63% due 08/15/2043	1,535,000	2,326,544
3.63% due 02/15/2044	1,567,000	2,383,125
3.75% due 11/15/2043	1,685,000	2,602,206
4.38% due 11/15/2039	1,000,000	1,613,984
4.63% due 02/15/2040	2,015,000	3,353,637
4.75% due 02/15/2041	1,751,000	2,990,243
5.38% due 02/15/2031	2,000,000	2,995,547
5.50% due 08/15/2028	2,000,000	2,800,703

		78,159,568

United States Treasury Notes — 37.9%
0.25% due 05/31/2025	2,000,000	2,004,453
0.25% due 06/30/2025	2,000,000	2,003,594
0.50% due 03/31/2025	2,000,000	2,027,734
1.13% due 07/31/2021	2,000,000	2,019,687
1.13% due 08/31/2021	2,500,000	2,526,660
1.13% due 09/30/2021	2,000,000	2,022,969
1.25% due 03/31/2021	732,000	737,461
1.25% due 10/31/2021	1,000,000	1,013,906
1.25% due 07/31/2023	1,500,000	1,550,566
1.25% due 08/31/2024	2,000,000	2,087,500
1.38% due 06/30/2023	1,500,000	1,554,609
1.38% due 08/31/2023	1,500,000	1,557,539
1.38% due 08/31/2026	1,500,000	1,594,863
1.50% due 08/31/2021	2,000,000	2,029,531
1.50% due 01/31/2022	2,000,000	2,040,937
1.50% due 08/15/2022	2,000,000	2,056,250
1.50% due 03/31/2023	2,000,000	2,073,594
1.50% due 09/30/2024	2,000,000	2,109,609
1.50% due 08/15/2026	2,181,000	2,334,352
1.63% due 08/15/2022	3,000,000	3,091,875
1.63% due 08/31/2022	1,300,000	1,340,625
1.63% due 11/15/2022	1,500,000	1,551,563
1.63% due 04/30/2023	1,500,000	1,561,875
1.63% due 05/31/2023	1,500,000	1,563,750
1.63% due 02/15/2026	2,186,000	2,347,474
1.63% due 05/15/2026	2,233,000	2,402,743
1.63% due 09/30/2026	1,000,000	1,078,789
1.63% due 08/15/2029	2,300,000	2,529,551
1.75% due 07/31/2021	2,500,000	2,540,039
1.75% due 11/30/2021	2,000,000	2,042,891
1.75% due 02/28/2022	2,500,000	2,563,965
1.75% due 05/15/2022	3,000,000	3,086,484
1.75% due 05/31/2022	2,000,000	2,059,453
1.75% due 06/15/2022	1,000,000	1,030,469
1.75% due 06/30/2022	2,000,000	2,061,797
1.75% due 09/30/2022	2,000,000	2,070,312
1.75% due 01/31/2023	2,000,000	2,081,250
1.75% due 05/15/2023	1,500,000	1,568,145
1.75% due 07/31/2024	2,000,000	2,125,625
1.75% due 12/31/2026	1,070,000	1,164,837
1.88% due 11/30/2021	2,000,000	2,046,328
1.88% due 01/31/2022	2,000,000	2,052,109
1.88% due 04/30/2022	2,000,000	2,060,547
1.88% due 07/31/2022	2,000,000	2,069,844

95

SunAmerica Series Trust SA Fixed Income Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT TREASURIES (continued)
United States Treasury Notes (continued)
1.88% due 08/31/2022	$2,000,000	$2,072,891
1.88% due 09/30/2022	2,000,000	2,075,937
1.88% due 10/31/2022	2,000,000	2,078,672
1.88% due 08/31/2024	2,000,000	2,138,672
1.88% due 06/30/2026	1,000,000	1,091,758
1.88% due 07/31/2026	2,000,000	2,185,078
2.00% due 10/31/2021	2,000,000	2,046,328
2.00% due 11/15/2021	2,000,000	2,047,734
2.00% due 12/31/2021	2,500,000	2,565,918
2.00% due 02/15/2022	1,300,000	1,337,223
2.00% due 07/31/2022	1,000,000	1,037,461
2.00% due 10/31/2022	3,500,000	3,647,520
2.00% due 11/30/2022	2,000,000	2,087,422
2.00% due 02/15/2023	2,000,000	2,095,078
2.00% due 05/31/2024	2,000,000	2,140,625
2.00% due 06/30/2024	3,000,000	3,214,336
2.00% due 02/15/2025	1,332,000	1,440,381
2.00% due 08/15/2025	3,217,000	3,500,875
2.00% due 11/15/2026	2,455,000	2,707,884
2.13% due 05/31/2021	2,000,000	2,033,125
2.13% due 08/15/2021	2,000,000	2,041,094
2.13% due 09/30/2021	2,000,000	2,046,016
2.13% due 12/31/2021	2,000,000	2,056,328
2.13% due 12/31/2022	2,000,000	2,096,562
2.13% due 03/31/2024	3,500,000	3,752,109
2.13% due 09/30/2024	2,000,000	2,161,641
2.13% due 11/30/2024	2,000,000	2,166,719
2.13% due 05/15/2025	2,820,000	3,076,554
2.25% due 03/31/2021	2,500,000	2,535,059
2.25% due 07/31/2021	2,000,000	2,041,953
2.25% due 10/31/2024	3,000,000	3,262,266
2.25% due 11/15/2024	1,352,000	1,470,934
2.25% due 12/31/2024	1,000,000	1,090,352
2.25% due 11/15/2025	2,742,000	3,028,625
2.25% due 03/31/2026	3,000,000	3,330,937
2.25% due 02/15/2027	2,000,000	2,244,219
2.25% due 08/15/2027	2,000,000	2,258,281
2.25% due 11/15/2027	3,000,000	3,397,148
2.38% due 08/15/2024	1,221,000	1,328,982
2.38% due 04/30/2026	1,000,000	1,118,594
2.38% due 05/15/2027	1,000,000	1,133,984
2.38% due 05/15/2029	2,500,000	2,905,957
2.50% due 02/15/2022	2,000,000	2,072,656
2.50% due 03/31/2023	2,000,000	2,126,562
2.50% due 08/15/2023	1,000,000	1,071,836
2.50% due 01/31/2024	1,400,000	1,514,625
2.50% due 05/15/2024	1,220,000	1,327,798
2.50% due 01/31/2025	3,000,000	3,309,258
2.63% due 05/15/2021	2,000,000	2,039,219
2.63% due 07/15/2021	2,000,000	2,047,422
2.63% due 12/31/2023	2,000,000	2,168,828
2.63% due 02/15/2029	2,700,000	3,185,156
2.75% due 09/15/2021	1,500,000	1,543,887
2.75% due 04/30/2023	1,900,000	2,036,785
2.75% due 07/31/2023	2,000,000	2,156,719
2.75% due 08/31/2023	1,000,000	1,080,391
2.75% due 02/28/2025	2,000,000	2,232,109
2.75% due 08/31/2025	1,000,000	1,126,797
2.75% due 02/15/2028	2,000,000	2,345,547
2.88% due 11/15/2021	1,500,000	1,552,559
2.88% due 04/30/2025	2,000,000	2,251,641

Security Description	Shares/ Principal Amount	Value (Note 2)
United States Treasury Notes (continued)
2.88% due 05/15/2028	$2,000,000	$2,373,516
2.88% due 08/15/2028	2,500,000	2,978,223
3.13% due 11/15/2028	3,000,000	3,649,336

		225,718,256

Total U.S. Government Treasuries (cost $271,468,202)		303,877,824

EXCHANGE-TRADED FUNDS — 3.7%
iShares 1-3 Year Treasury Bond ETF	44,300	3,837,709
iShares 10-20 Year Treasury Bond ETF	1,400	240,590
iShares 20+ Year Treasury Bond ETF	14,200	2,428,200
iShares 3-7 Year Treasury Bond ETF	33,000	4,424,310
iShares 7-10 Year Treasury Bond ETF	9,900	1,215,720
iShares iBoxx$ Investment Grade Corporate Bond ETF	73,800	10,210,230

Total Exchange-Traded Funds (cost $21,078,686)		22,356,759

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.2%
Insurance-Multi-line — 0.2%
Aegon NV 5.50% due 04/11/2048	500,000	542,947
Allstate Corp. 5.75% due 08/15/2053	500,000	531,879

Total Preferred Securities/Capital Securities (cost $999,385)		1,074,826

Total Long-Term Investment Securities (cost $534,620,719)		590,483,183

REPURCHASE AGREEMENTS — 0.2%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00%, dated 07/31/2020, to be repurchased 08/03/2020 in the amount of $1,531,000 collateralized by $1,470,000 of United States Treasury Notes, bearing interest at 1.75% due 07/31/2024 and having an approximate value of $1,561,646 (cost $1,531,000)	1,531,000	1,531,000

TOTAL INVESTMENTS (cost $536,151,719)(1)	99.3%	592,014,183
Other assets less liabilities	0.7	3,900,734

NET ASSETS	100.0%	$595,914,917

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2020, the aggregate value of these securities was $5,674,208 representing 1.0% of net assets.
(1)	See Note 3 for cost of investments on a tax basis.
ETF	— Exchange-Traded Funds

96

SunAmerica Series Trust SA Fixed Income Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
U.S. Corporate Bonds & Notes	$—	$210,132,121	$—	$210,132,121
Foreign Corporate Bonds & Notes	—	30,807,702	—	30,807,702
U.S. Government Agencies	—	22,233,951	—	22,233,951
U.S. Government Treasuries	—	303,877,824	—	303,877,824
Exchange-Traded Funds	22,356,759	—	—	22,356,759
Preferred Securities/Capital Securities	—	1,074,826	—	1,074,826
Repurchase Agreements	—	1,531,000	—	1,531,000

Total Investments at Value	$22,356,759	$569,657,424	$—	$592,014,183

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

97

SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio

PORTFOLIO PROFILE — July 31, 2020 — (unaudited)

Industry Allocation*

United States Treasury Notes	52.1%
Diversified Banking Institutions	8.0
Exchange-Trades Funds	4.9
Federal Home Loan Bank	3.9
Banks-Commercial	2.6
Federal National Mtg. Assoc.	2.6
Federal Home Loan Mtg. Corp.	1.7
Medical-Drugs	1.5
Food-Misc./Diversified	1.4
Pharmacy Services	1.1
Electric-Integrated	1.0
Banks-Fiduciary	1.0
Applications Software	0.9
Aerospace/Defense	0.9
Electric-Distribution	0.8
Finance-Credit Card	0.8
Banks-Super Regional	0.8
Airlines	0.8
Machinery-Farming	0.7
E-Commerce/Products	0.7
United States Treasury Bonds	0.7
Medical-Generic Drugs	0.6
Food-Retail	0.6
Cellular Telecom	0.6
Computers	0.6
Pipelines	0.6
Cable/Satellite TV	0.6
Enterprise Software/Service	0.5
E-Commerce/Services	0.5
Tobacco	0.5
Transport-Services	0.4
Oil Companies-Integrated	0.4
Web Portals/ISP	0.4
Home Decoration Products	0.3
Chemicals-Diversified	0.3
Gas-Distribution	0.3
Electronic Components-Semiconductors	0.3
Retail-Discount	0.3
Non-Hazardous Waste Disposal	0.3
Medical-HMO	0.3
Computer Services	0.3
Auto/Truck Parts & Equipment-Original	0.3
Medical-Biomedical/Gene	0.2
Commercial Services-Finance	0.2
Auto-Cars/Light Trucks	0.2
Brewery	0.2
Beverages-Non-alcoholic	0.2
Hotels/Motels	0.2
Semiconductor Components-Integrated Circuits	0.2
Medical Products	0.1
Repurchase Agreements	0.1

99.5%

*	Calculated as a percentage of net assets

Credit Quality†#

Aaa	65.8%
Aa	3.2
A	15.3
Baa	13.6
Ba	0.8
Not Rated@	1.3

100.0%

†	Source: Moody’s
#	Calculated as a percentage of total debt issues, excluding short-term securities.
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

98

SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES — 27.3%
Aerospace/Defense — 0.9%
Raytheon Technologies Corp. Senior Notes 3.50% due 03/15/2027*	$3,000,000	$3,411,638

Airlines — 0.8%
Southwest Airlines Co. Senior Notes 5.13% due 06/15/2027	3,000,000	3,153,444

Applications Software — 0.9%
Microsoft Corp. Senior Notes 1.55% due 08/08/2021	2,000,000	2,025,072
Microsoft Corp. Senior Notes 3.13% due 11/03/2025	1,300,000	1,467,588

		3,492,660

Auto-Cars/Light Trucks — 0.2%
Ford Motor Credit Co. LLC Senior Notes 4.25% due 09/20/2022	900,000	918,000

Auto/Truck Parts & Equipment-Original — 0.3%
Lear Corp. Senior Notes 3.80% due 09/15/2027	1,000,000	1,050,060

Banks-Commercial — 1.3%
PNC Bank NA Senior Notes 2.95% due 02/23/2025	2,500,000	2,747,883
SunTrust Banks, Inc. Senior Notes 2.90% due 03/03/2021	1,500,000	1,519,725
Synchrony Bank Senior Notes 3.00% due 06/15/2022	1,000,000	1,030,038

		5,297,646

Banks-Fiduciary — 1.0%
Bank of New York Mellon Corp. Senior Notes 2.05% due 05/03/2021	700,000	708,250
State Street Corp. Sub. Notes 3.10% due 05/15/2023	3,000,000	3,220,111

		3,928,361

Banks-Super Regional — 0.8%
Wells Fargo & Co. Senior Notes 2.50% due 03/04/2021	1,000,000	1,012,655
Wells Fargo & Co. Senior Notes 3.00% due 02/19/2025	1,000,000	1,086,036
Wells Fargo & Co. Senior Notes 3.00% due 04/22/2026	1,000,000	1,095,293

		3,193,984

Beverages-Non-alcoholic — 0.2%
Coca-Cola Co. Senior Notes 2.88% due 10/27/2025	800,000	893,070

Security Description	Principal Amount	Value (Note 2)
Brewery — 0.2%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.65% due 02/01/2026	$800,000	$908,302

Cable/Satellite TV — 0.6%
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.46% due 07/23/2022	600,000	639,286
Comcast Cable Communications Holdings, Inc. Company Guar. Notes 9.46% due 11/15/2022	600,000	728,022
Comcast Corp. Company Guar. Notes 3.00% due 02/01/2024	800,000	867,601

		2,234,909

Chemicals-Diversified — 0.3%
Dow Chemical Co. Senior Notes 4.80% due 11/30/2028	1,000,000	1,229,393

Commercial Services-Finance — 0.2%
Block Financial LLC Company Guar. Notes 4.13% due 10/01/2020	1,000,000	1,001,764

Computer Services — 0.3%
International Business Machines Corp. Senior Notes 2.88% due 11/09/2022	1,000,000	1,057,870

Computers — 0.6%
Apple, Inc. Senior Notes 3.35% due 02/09/2027	1,000,000	1,153,117
Apple, Inc. Senior Notes 3.45% due 05/06/2024	1,000,000	1,109,152

		2,262,269

Diversified Banking Institutions — 4.7%
Bank of America Corp. Senior Notes 3.00% due 12/20/2023	2,000,000	2,107,761
Bank of America Corp. Senior Notes 3.88% due 08/01/2025	1,200,000	1,372,756
Citigroup, Inc. Senior Notes 2.88% due 07/24/2023	1,300,000	1,356,108
Citigroup, Inc. Sub. Notes 4.05% due 07/30/2022	2,000,000	2,129,620
Goldman Sachs Group, Inc. Senior Notes 2.91% due 07/24/2023	1,300,000	1,354,996
Goldman Sachs Group, Inc. Senior Notes 3.50% due 11/16/2026	2,000,000	2,231,416
JPMorgan Chase & Co. Senior Notes 2.30% due 08/15/2021	1,000,000	1,000,570

99

SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
JPMorgan Chase & Co. Senior Notes 3.21% due 04/01/2023	$1,000,000	$1,044,475
JPMorgan Chase & Co. Sub. Notes 3.38% due 05/01/2023	1,300,000	1,392,769
JPMorgan Chase & Co. Sub. Notes 3.88% due 09/10/2024	1,000,000	1,119,434
Morgan Stanley Senior Notes 2.63% due 11/17/2021	1,000,000	1,028,692
Morgan Stanley Senior Notes 3.63% due 01/20/2027	1,000,000	1,151,241
Morgan Stanley Senior Notes 3.75% due 02/25/2023	1,300,000	1,404,769

		18,694,607

E-Commerce/Products — 0.7%
Amazon.com, Inc. Senior Notes 2.80% due 08/22/2024	1,200,000	1,307,475
eBay, Inc. Senior Notes 3.45% due 08/01/2024	1,300,000	1,433,414

		2,740,889

E-Commerce/Services — 0.5%
Expedia, Inc. Company Guar. Notes 3.80% due 02/15/2028	2,000,000	1,980,530

Electric-Distribution — 0.8%
Connecticut Light & Power Co. 1st Mtg. Notes 3.20% due 03/15/2027	2,000,000	2,260,119
Sempra Energy Senior Notes 3.25% due 06/15/2027	1,000,000	1,127,690

		3,387,809

Electric-Integrated — 1.0%
Dominion Resources, Inc. Senior Notes 3.90% due 10/01/2025	1,000,000	1,143,693
Pacific Gas & Electric Co. 1st Mtg. Notes 2.10% due 08/01/2027	3,000,000	2,993,336

		4,137,029

Electronic Components-Semiconductors — 0.3%
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.88% due 01/15/2027	1,000,000	1,110,917

Enterprise Software/Service — 0.5%
Oracle Corp. Senior Notes 2.65% due 07/15/2026	900,000	991,504

Security Description	Principal Amount	Value (Note 2)
Enterprise Software/Service (continued)
Oracle Corp. Senior Notes 3.40% due 07/08/2024	$1,000,000	$1,102,962

		2,094,466

Finance-Credit Card — 0.8%
Discover Financial Services Senior Notes 3.85% due 11/21/2022	2,000,000	2,129,644
Visa, Inc. Senior Notes 3.15% due 12/14/2025	1,000,000	1,127,996

		3,257,640

Food-Misc./Diversified — 1.4%
Conagra Brands, Inc. Senior Notes 4.30% due 05/01/2024	1,000,000	1,119,807
General Mills, Inc. Senior Notes 3.20% due 02/10/2027	3,000,000	3,430,855
Kraft Foods Group, Inc. Company Guar. Notes 3.50% due 06/06/2022	1,000,000	1,057,049

		5,607,711

Food-Retail — 0.6%
The Kroger Co. Senior Notes 4.50% due 01/15/2029	2,000,000	2,489,611

Gas-Distribution — 0.3%
Piedmont Natural Gas Co., Inc. Senior Notes 3.50% due 06/01/2029	1,000,000	1,168,061

Home Decoration Products — 0.3%
Newell Rubbermaid, Inc. Senior Notes 3.65% due 04/01/2021	1,300,000	1,306,500

Hotels/Motels — 0.2%
Marriott International, Inc. Senior Notes 3.13% due 06/15/2026	900,000	889,058

Machinery-Farming — 0.7%
John Deere Capital Corp. Senior Notes 2.80% due 09/08/2027	1,500,000	1,700,439
John Deere Capital Corp. Senior Notes 2.80% due 07/18/2029	1,000,000	1,136,803

		2,837,242

Medical Products — 0.1%
Abbott Laboratories Senior Notes 3.75% due 11/30/2026	283,000	333,188

Medical-Biomedical/Gene — 0.2%
Gilead Sciences, Inc. Senior Notes 3.50% due 02/01/2025	900,000	1,008,534

100

SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Medical-Drugs — 1.5%
AbbVie, Inc. Senior Notes 2.90% due 11/06/2022	$1,500,000	$1,577,334
AbbVie, Inc. Senior Notes 3.60% due 05/14/2025	800,000	894,697
Bristol-Myers Squibb Co. Senior Notes 3.45% due 11/15/2027	1,000,000	1,162,323
Johnson & Johnson Senior Notes 2.45% due 03/01/2026	1,000,000	1,108,209
Novartis Capital Corp. Company Guar. Notes 3.40% due 05/06/2024	1,200,000	1,330,022

		6,072,585

Medical-HMO — 0.3%
UnitedHealth Group, Inc. Senior Bonds 2.88% due 03/15/2023	1,000,000	1,066,331

Non-Hazardous Waste Disposal — 0.3%
Republic Services, Inc. Senior Notes 2.50% due 08/15/2024	1,000,000	1,071,834

Pharmacy Services — 1.1%
CVS Health Corp. Senior Notes 4.00% due 12/05/2023	700,000	771,852
CVS Health Corp. Senior Notes 4.30% due 03/25/2028	2,000,000	2,376,000
Express Scripts Holding Co. Company Guar. Notes 3.00% due 07/15/2023	1,000,000	1,053,680

		4,201,532

Pipelines — 0.6%
Kinder Morgan, Inc. Company Guar. Notes 3.15% due 01/15/2023	600,000	631,011
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.63% due 03/01/2025	500,000	580,265
Williams Cos., Inc. Senior Notes 3.60% due 03/15/2022	1,000,000	1,041,070

		2,252,346

Retail-Discount — 0.3%
Wal-Mart Stores, Inc. Senior Notes 2.65% due 12/15/2024	1,000,000	1,090,053

Semiconductor Components-Integrated Circuits — 0.2%
QUALCOMM, Inc. Senior Notes 3.45% due 05/20/2025	700,000	786,828

Tobacco — 0.5%
Altria Group, Inc. Company Guar. Notes 4.00% due 01/31/2024	700,000	775,554

Security Description	Principal Amount	Value (Note 2)
Tobacco (continued)
Philip Morris International, Inc. Senior Notes 3.60% due 11/15/2023	$1,000,000	$1,097,764

		1,873,318

Transport-Services — 0.4%
FedEx Corp. Company Guar. Bonds 3.40% due 02/15/2028	1,500,000	1,675,878

Web Portals/ISP — 0.4%
Alphabet, Inc. Senior Notes 2.00% due 08/15/2026	1,300,000	1,407,816

Total U.S. Corporate Bonds & Notes (cost $101,956,538)		108,575,683

FOREIGN CORPORATE BONDS & NOTES — 6.2%
Banks-Commercial — 1.3%
Bank of Montreal Senior Notes 3.30% due 02/05/2024	1,000,000	1,092,069
Canadian Imperial Bank of Commerce Senior Notes 2.70% due 02/02/2021	1,500,000	1,517,830
Cooperatieve Rabobank UA Company Guar. Notes 3.88% due 02/08/2022	1,300,000	1,367,983
Credit Suisse AG Senior Notes 3.63% due 09/09/2024	1,000,000	1,114,435

		5,092,317

Cellular Telecom — 0.6%
Vodafone Group PLC Senior Notes 4.38% due 05/30/2028	2,000,000	2,431,929

Diversified Banking Institutions — 3.3%
Bank of Nova Scotia Senior Notes 2.45% due 03/22/2021	1,850,000	1,875,186
Barclays PLC Senior Notes 3.65% due 03/16/2025	1,000,000	1,097,280
Barclays PLC Senior Notes 4.34% due 01/10/2028	2,000,000	2,272,210
HSBC Holdings PLC Senior Notes 3.26% due 03/13/2023	1,300,000	1,348,636
Lloyds Banking Group PLC Senior Notes 3.00% due 01/11/2022	1,300,000	1,345,554
Lloyds Banking Group PLC Senior Notes 3.10% due 07/06/2021	2,000,000	2,049,964
Mitsubishi UFJ Financial Group, Inc. Senior Notes 3.85% due 03/01/2026	800,000	919,228
Royal Bank of Scotland Group PLC Sub. Notes 5.13% due 05/28/2024	1,000,000	1,105,358

101

SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Sumitomo Mitsui Financial Group, Inc. Senior Notes 2.63% due 07/14/2026	$1,000,000	$1,081,646

		13,095,062

Medical-Generic Drugs — 0.6%
Allergan Funding SCS Company Guar. Notes 3.45% due 03/15/2022	2,000,000	2,043,146
Allergan Funding SCS Company Guar. Notes 3.80% due 03/15/2025	600,000	623,310

		2,666,456

Oil Companies-Integrated — 0.4%
Total Capital International SA Company Guar. Notes 2.88% due 02/17/2022	883,000	916,867
Total Capital International SA Company Guar. Notes 3.75% due 04/10/2024	600,000	667,335

		1,584,202

Total Foreign Corporate Bonds & Notes (cost $23,408,896)		24,869,966

U.S. GOVERNMENT AGENCIES — 8.2%
Federal Home Loan Bank — 3.9%
1.13% due 07/14/2021	1,500,000	1,514,365
1.38% due 02/18/2021	1,500,000	1,510,244
1.50% due 08/15/2024	3,000,000	3,146,256
1.88% due 06/11/2021	2,005,000	2,035,648
1.88% due 07/07/2021	900,000	914,279
1.88% due 11/29/2021	1,000,000	1,023,028
2.50% due 12/09/2022	1,000,000	1,053,518
2.50% due 02/13/2024	3,000,000	3,237,733
2.88% due 09/13/2024	1,000,000	1,101,453

		15,536,524

Federal Home Loan Mtg. Corp. — 1.7%
1.13% due 08/12/2021	2,000,000	2,020,102
2.38% due 01/13/2022	1,500,000	1,548,158
2.75% due 06/19/2023	3,000,000	3,218,893

		6,787,153

Federal National Mtg. Assoc. — 2.6%
1.63% due 10/15/2024	3,000,000	3,163,446
2.00% due 01/05/2022	1,000,000	1,026,428
2.13% due 04/24/2026	2,000,000	2,185,708
2.63% due 09/06/2024	3,500,000	3,836,581

		10,212,163

Total U.S. Government Agencies (cost $30,959,586)		32,535,840

U.S. GOVERNMENT TREASURIES — 52.8%
United States Treasury Bonds — 0.7%
5.25% due 02/15/2029	1,000,000	1,400,976
6.00% due 02/15/2026	1,000,000	1,314,883

		2,715,859

United States Treasury Notes — 52.1%
0.13% due 04/30/2022	2,000,000	2,000,234
0.13% due 05/31/2022	2,000,000	2,000,234

Security Description	Principal Amount	Value (Note 2)
United States Treasury Notes (continued)
0.13% due 06/30/2022	$2,000,000	$2,000,078
0.13% due 05/15/2023	800,000	800,094
0.25% due 04/15/2023	2,000,000	2,007,266
0.25% due 06/15/2023	2,000,000	2,007,422
0.25% due 05/31/2025	2,000,000	2,004,453
0.38% due 03/31/2022	1,500,000	1,506,035
0.50% due 03/15/2023	1,500,000	1,515,000
0.50% due 04/30/2027	1,000,000	1,008,164
1.13% due 06/30/2021	1,400,000	1,412,633
1.13% due 07/31/2021	1,400,000	1,413,781
1.25% due 10/31/2021	1,500,000	1,520,859
1.25% due 07/31/2023	1,500,000	1,550,566
1.25% due 08/31/2024	1,500,000	1,565,625
1.38% due 04/30/2021	1,300,000	1,311,984
1.38% due 05/31/2021	1,400,000	1,414,438
1.38% due 06/30/2023	2,300,000	2,383,734
1.38% due 08/31/2023	1,300,000	1,349,867
1.38% due 09/30/2023	1,300,000	1,351,188
1.38% due 08/31/2026	2,500,000	2,658,105
1.50% due 08/31/2021	1,000,000	1,014,766
1.50% due 09/30/2021	1,000,000	1,015,898
1.50% due 10/31/2021	2,000,000	2,033,594
1.50% due 11/30/2021	1,960,000	1,995,678
1.50% due 01/31/2022	1,500,000	1,530,703
1.50% due 08/15/2022	1,000,000	1,028,125
1.50% due 09/15/2022	1,000,000	1,029,414
1.50% due 01/15/2023	1,000,000	1,033,789
1.50% due 02/28/2023	1,200,000	1,242,703
1.50% due 03/31/2023	1,200,000	1,244,156
1.50% due 09/30/2024	1,500,000	1,582,207
1.50% due 10/31/2024	1,000,000	1,055,742
1.50% due 11/30/2024	1,000,000	1,056,797
1.50% due 08/15/2026	1,500,000	1,605,469
1.50% due 01/31/2027	2,000,000	2,146,562
1.63% due 11/30/2020	500,000	502,445
1.63% due 08/31/2022	1,300,000	1,340,625
1.63% due 11/15/2022	2,000,000	2,068,750
1.63% due 04/30/2023	2,000,000	2,082,500
1.63% due 05/31/2023	1,000,000	1,042,500
1.63% due 10/31/2023	1,000,000	1,048,398
1.63% due 02/15/2026	1,300,000	1,396,027
1.63% due 05/15/2026	2,400,000	2,582,437
1.63% due 09/30/2026	1,000,000	1,078,789
1.63% due 10/31/2026	1,000,000	1,079,414
1.63% due 11/30/2026	1,000,000	1,080,039
1.63% due 08/15/2029	4,300,000	4,729,160
1.75% due 07/31/2021	1,300,000	1,320,820
1.75% due 11/30/2021	1,300,000	1,327,879
1.75% due 06/15/2022	1,000,000	1,030,469
1.75% due 09/30/2022	1,000,000	1,035,156
1.75% due 01/31/2023	800,000	832,500
1.75% due 05/15/2023	1,300,000	1,359,059
1.75% due 06/30/2024	1,000,000	1,061,719
1.75% due 07/31/2024	1,000,000	1,062,813
1.75% due 12/31/2026	900,000	979,770
1.75% due 11/15/2029	1,000,000	1,113,320
1.88% due 11/30/2021	1,300,000	1,330,113
1.88% due 02/28/2022	1,300,000	1,335,852
1.88% due 07/31/2022	1,300,000	1,345,398
1.88% due 08/31/2022	1,200,000	1,243,734
1.88% due 09/30/2022	2,000,000	2,075,938
1.88% due 10/31/2022	2,000,000	2,078,672
1.88% due 08/31/2024	1,500,000	1,604,004

102

SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT TREASURIES (continued)
United States Treasury Notes (continued)
1.88% due 06/30/2026	$1,000,000	$1,091,758
1.88% due 07/31/2026	1,000,000	1,092,539
2.00% due 05/31/2021	2,000,000	2,031,094
2.00% due 08/31/2021	1,300,000	1,326,305
2.00% due 11/15/2021	1,300,000	1,331,027
2.00% due 12/31/2021	1,300,000	1,334,277
2.00% due 02/15/2022	1,300,000	1,337,223
2.00% due 07/31/2022	1,500,000	1,556,191
2.00% due 10/31/2022	2,000,000	2,084,297
2.00% due 11/30/2022	1,200,000	1,252,453
2.00% due 02/15/2023	1,300,000	1,361,801
2.00% due 04/30/2024	1,300,000	1,389,578
2.00% due 05/31/2024	1,300,000	1,391,406
2.00% due 06/30/2024	1,500,000	1,607,168
2.00% due 02/15/2025	1,300,000	1,405,777
2.00% due 08/15/2025	1,300,000	1,414,715
2.00% due 11/15/2026	1,300,000	1,433,910
2.13% due 05/31/2021	1,350,000	1,372,359
2.13% due 08/15/2021	1,350,000	1,377,738
2.13% due 09/30/2021	1,300,000	1,329,910
2.13% due 12/31/2021	1,300,000	1,336,613
2.13% due 06/30/2022	1,200,000	1,245,844
2.13% due 12/31/2022	1,200,000	1,257,938
2.13% due 11/30/2023	1,300,000	1,385,922
2.13% due 02/29/2024	1,200,000	1,284,750
2.13% due 03/31/2024	1,300,000	1,393,641
2.13% due 07/31/2024	1,300,000	1,401,258
2.13% due 09/30/2024	2,000,000	2,161,641
2.13% due 11/30/2024	1,000,000	1,083,359
2.13% due 05/15/2025	1,300,000	1,418,270
2.13% due 05/31/2026	1,000,000	1,105,273
2.25% due 03/31/2021	2,000,000	2,028,047
2.25% due 04/30/2021	2,000,000	2,031,719
2.25% due 12/31/2023	3,000,000	3,214,922
2.25% due 04/30/2024	1,100,000	1,185,852
2.25% due 10/31/2024	1,000,000	1,087,422
2.25% due 11/15/2024	1,300,000	1,414,359
2.25% due 11/15/2025	1,300,000	1,435,891
2.25% due 03/31/2026	1,200,000	1,332,375
2.25% due 02/15/2027	1,300,000	1,458,742
2.25% due 08/15/2027	1,300,000	1,467,883
2.25% due 11/15/2027	2,000,000	2,264,766
2.38% due 03/15/2022	1,500,000	1,554,199
2.38% due 02/29/2024	2,000,000	2,158,906
2.38% due 08/15/2024	1,300,000	1,414,969
2.38% due 04/30/2026	1,000,000	1,118,594
2.38% due 05/15/2027	1,300,000	1,474,180
2.38% due 05/15/2029	1,000,000	1,162,383
2.50% due 01/15/2022	2,000,000	2,068,594
2.50% due 03/31/2023	1,000,000	1,063,281
2.50% due 08/15/2023	1,500,000	1,607,754
2.50% due 01/31/2024	1,100,000	1,190,063
2.50% due 05/15/2024	1,500,000	1,632,539
2.50% due 02/28/2026	600,000	673,828
2.63% due 12/15/2021	1,500,000	1,551,094

Security Description	Shares/ Principal Amount	Value (Note 2)
United States Treasury Notes (continued)
2.63% due 12/31/2023	$2,000,000	$2,168,828
2.63% due 03/31/2025	2,000,000	2,224,375
2.63% due 12/31/2025	2,000,000	2,254,141
2.63% due 01/31/2026	2,000,000	2,256,328
2.63% due 02/15/2029	1,800,000	2,123,438
2.75% due 11/15/2023	1,300,000	1,411,211
2.75% due 02/15/2024	1,500,000	1,638,047
2.75% due 02/28/2025	2,000,000	2,232,109
2.75% due 02/15/2028	2,000,000	2,345,547
2.88% due 04/30/2025	1,500,000	1,688,730
2.88% due 05/15/2028	2,000,000	2,373,516
2.88% due 08/15/2028	2,000,000	2,382,578
3.13% due 05/15/2021	1,300,000	1,330,469
3.13% due 11/15/2028	2,000,000	2,432,891

		207,616,268

Total U.S. Government Treasuries (cost $197,755,744)		210,332,127

EXCHANGE-TRADED FUNDS — 4.9%
iShares 1-3 Year Treasury Bond ETF	58,000	5,024,540
iShares 3-7 Year Treasury Bond ETF	42,200	5,657,754
iShares 7-10 Year Treasury Bond ETF	12,200	1,498,160
iShares iBoxx$ Investment Grade Corporate Bond ETF	53,000	7,332,550

Total Exchange-Traded Funds (cost $18,601,008)		19,513,004

Total Long-Term Investment Securities (cost $372,681,772)		395,826,620

REPURCHASE AGREEMENTS — 0.1%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00%, dated 07/31/2020, to be repurchased 08/03/2020 in the amount of $266,000 and collateralized by $255,400 of United States Treasury Notes, bearing interest at 1.75%, due 07/31/2024 and having an approximate value of $271,323 (cost $266,000)	$266,000	266,000

TOTAL INVESTMENTS (cost $372,947,772)(1)	99.5%	396,092,620
Other assets less liabilities	0.5	1,987,468

NET ASSETS	100.0%	$398,080,088

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2020, the aggregate value of these securities was $3,411,638 representing 0.9% of net assets.
(1)	See Note 3 for cost of investments on a tax basis.

ETF — Exchange-Traded Funds

103

SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
U.S. Corporate Bonds & Notes	$—	$108,575,683	$—	$108,575,683
Foreign Corporate Bonds & Notes	—	24,869,966	—	24,869,966
U.S. Government Agencies	—	32,535,840	—	32,535,840
U.S. Government Treasuries	—	210,332,127	—	210,332,127
Exchange-Traded Funds	19,513,004	—	—	19,513,004
Repurchase Agreements	—	266,000	—	266,000

Total Investments at Value	$19,513,004	$376,579,616	$—	$396,092,620

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

104

SunAmerica Series Trust SA Franklin Small Company Value Portfolio

PORTFOLIO PROFILE — July 31, 2020 — (unaudited)

Industry Allocation*

Banks-Commercial	13.8%
Insurance-Property/Casualty	9.9
Machinery-Construction & Mining	3.9
Metal Processors & Fabrication	3.6
Machinery-Pumps	3.5
Machinery-Electrical	3.0
Building & Construction Products-Misc.	2.9
Electric-Integrated	2.8
Retail-Restaurants	2.7
Chemicals-Specialty	2.6
Electronic Components-Misc.	2.6
Building Products-Wood	2.5
Apparel Manufacturers	2.4
Medical Products	2.3
Recreational Vehicles	2.3
Insurance-Life/Health	2.1
Real Estate Investment Trusts	2.1
Building-Mobile Home/Manufactured Housing	2.1
Real Estate Operations & Development	1.9
Chemicals-Plastics	1.9
Hotels/Motels	1.9
Retail-Discount	1.9
Food-Misc./Diversified	1.8
Miscellaneous Manufacturing	1.7
Computers-Integrated Systems	1.6
Finance-Investment Banker/Broker	1.6
Steel-Producers	1.5
Building Products-Cement	1.5
Paper & Related Products	1.5
Gold Mining	1.4
U.S. Government Agencies	1.3
Wire & Cable Products	1.2
Building Products-Doors & Windows	0.9
Oil Companies-Exploration & Production	0.8
Auto-Truck Trailers	0.8
Machinery-Material Handling	0.7
Building-Residential/Commercial	0.7
Golf	0.7
Retail-Automobile	0.7
Food-Meat Products	0.7
Transport-Equipment & Leasing	0.6
Lasers-System/Components	0.5
Retail-Apparel/Shoe	0.5
Semiconductor Equipment	0.4
Electronic Components-Semiconductors	0.3
Diversified Manufacturing Operations	0.3
Oil-Field Services	0.3
Gas-Distribution	0.3
Consulting Services	0.2
Human Resources	0.2
Footwear & Related Apparel	0.2
Repurchase Agreements	0.2
Textile-Apparel	0.1
Oil Field Machinery & Equipment	0.1
Electronic Measurement Instruments	0.1
Transport-Truck	0.1

100.2%

*	Calculated as a percentage of net assets

105

SunAmerica Series Trust SA Franklin Small Company Value Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 98.4%
Apparel Manufacturers — 2.4%
Carter’s, Inc.	88,210	$6,943,891

Auto-Truck Trailers — 0.8%
Wabash National Corp.	196,567	2,238,898

Banks-Commercial — 13.8%
Atlantic Union Bankshares Corp.	97,986	2,211,544
Bryn Mawr Bank Corp.	132,839	3,459,128
Columbia Banking System, Inc.	239,678	6,933,885
First Horizon National Corp.	767,639	7,116,013
First of Long Island Corp.	167,322	2,494,771
German American Bancorp, Inc.	53,427	1,519,464
Glacier Bancorp, Inc.	43,239	1,526,769
Lakeland Financial Corp.	140,553	6,220,876
Peoples Bancorp, Inc.	82,200	1,649,754
South State Corp.	70,134	3,342,586
TCF Financial Corp.	9,867	271,244
TriCo Bancshares	16,225	454,300
TrustCo Bank Corp.	216,856	1,255,596
Washington Trust Bancorp, Inc.	62,443	2,081,850

		40,537,780

Building & Construction Products-Misc. — 2.9%
Fortune Brands Home & Security, Inc.	20,791	1,590,512
Gibraltar Industries, Inc.†	76,934	3,979,026
Louisiana-Pacific Corp.	96,767	3,064,611

		8,634,149

Building Products-Cement — 1.5%
Eagle Materials, Inc.	54,528	4,374,781

Building Products-Doors & Windows — 0.9%
Masonite International Corp.†	30,346	2,559,685

Building Products-Wood — 2.5%
UFP Industries, Inc.	125,883	7,328,908

Building-Mobile Home/Manufactured Housing — 2.1%
LCI Industries	5,722	719,828
Thor Industries, Inc.	46,485	5,298,825

		6,018,653

Building-Residential/Commercial — 0.7%
M/I Homes, Inc.†	51,300	2,135,619

Chemicals-Plastics — 1.9%
Avient Corp.	234,853	5,612,987

Chemicals-Specialty — 2.6%
Cabot Corp.	73,380	2,676,902
Minerals Technologies, Inc.	106,891	5,011,050

		7,687,952

Computers-Integrated Systems — 1.6%
NetScout Systems, Inc.†	183,718	4,677,460

Consulting Services — 0.2%
Huron Consulting Group, Inc.†	15,434	736,510

Diversified Manufacturing Operations — 0.3%
Federal Signal Corp.	31,793	982,722

Electric-Integrated — 2.8%
Black Hills Corp.	61,239	3,543,288
IDACORP, Inc.	51,227	4,776,918

		8,320,206

Electronic Components-Misc. — 2.6%
Advanced Energy Industries, Inc.†	33,691	2,478,647

Security Description	Shares	Value (Note 2)
Electronic Components-Misc. (continued)
Gentex Corp.	9,500	$256,405
Plexus Corp.†	65,723	4,882,562

		7,617,614

Electronic Components-Semiconductors — 0.3%
Synaptics, Inc.†	12,762	1,021,215

Electronic Measurement Instruments — 0.1%
FARO Technologies, Inc.†	3,400	203,422

Finance-Investment Banker/Broker — 1.6%
Houlihan Lokey, Inc.	83,878	4,596,514

Food-Meat Products — 0.7%
Maple Leaf Foods, Inc.	87,714	1,929,191

Food-Misc./Diversified — 1.8%
Glanbia PLC	430,089	5,227,807

Footwear & Related Apparel — 0.2%
Wolverine World Wide, Inc.	25,587	615,111

Gas-Distribution — 0.3%
Spire, Inc.	12,488	770,010

Gold Mining — 1.4%
OceanaGold Corp.†	1,513,823	3,966,941

Golf — 0.7%
Callaway Golf Co.	106,750	2,033,588

Hotels/Motels — 1.9%
Wyndham Hotels & Resorts, Inc.	126,033	5,565,617

Human Resources — 0.2%
Kforce, Inc.	23,777	685,729

Insurance-Life/Health — 2.1%
CNO Financial Group, Inc.	412,164	6,223,676

Insurance-Property/Casualty — 9.9%
Hanover Insurance Group, Inc.	87,285	8,892,596
Horace Mann Educators Corp.	217,733	8,182,406
Old Republic International Corp.	510,706	8,207,046
Selective Insurance Group, Inc.	66,636	3,621,000

		28,903,048

Lasers-System/Components — 0.5%
Coherent, Inc.†	1,824	253,226
II-VI, Inc.†	25,021	1,269,065

		1,522,291

Machinery-Construction & Mining — 3.9%
Astec Industries, Inc.	84,508	3,759,761
Oshkosh Corp.	96,507	7,597,031

		11,356,792

Machinery-Electrical — 3.0%
Regal Beloit Corp.	94,436	8,685,279

Machinery-Material Handling — 0.7%
Columbus McKinnon Corp.	64,817	2,147,387

Machinery-Pumps — 3.5%
Mueller Water Products, Inc., Class A	580,605	5,875,722
SPX FLOW, Inc.†	110,695	4,436,656

		10,312,378

Medical Products — 2.3%
Envista Holdings Corp.†	134,905	2,950,372
Integer Holdings Corp.†	58,631	3,856,161

		6,806,533

106

SunAmerica Series Trust SA Franklin Small Company Value Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Metal Processors & Fabrication — 3.3%
Mueller Industries, Inc.	86,280	$2,412,389
Rexnord Corp.	255,351	7,397,518

		9,809,907

Miscellaneous Manufacturing — 1.7%
Hillenbrand, Inc.	103,027	3,011,479
John Bean Technologies Corp.	22,200	2,081,472

		5,092,951

Oil Companies-Exploration & Production — 0.8%
Crescent Point Energy Corp.	1,477,800	2,283,808

Oil Field Machinery & Equipment — 0.1%
Natural Gas Services Group, Inc.†	36,814	234,873

Oil-Field Services — 0.3%
Hunting PLC	369,078	871,512

Paper & Related Products — 1.5%
P.H. Glatfelter Co.	268,656	4,279,690

Real Estate Investment Trusts — 2.1%
Healthcare Realty Trust, Inc.	68,448	2,005,526
Highwoods Properties, Inc.	92,505	3,546,642
Sunstone Hotel Investors, Inc.	83,041	621,147

		6,173,315

Real Estate Operations & Development — 1.9%
McGrath RentCorp	97,304	5,645,578

Recreational Vehicles — 2.3%
BRP, Inc.	26,488	1,186,517
Brunswick Corp.	81,790	5,478,294

		6,664,811

Retail-Apparel/Shoe — 0.5%
Boot Barn Holdings, Inc.†	77,160	1,493,818

Retail-Automobile — 0.7%
Group 1 Automotive, Inc.	23,649	1,986,989

Retail-Discount — 1.9%
BJ’s Wholesale Club Holdings, Inc.†	136,261	5,457,253

Retail-Restaurants — 2.7%
Jack in the Box, Inc.	98,200	8,063,202

Semiconductor Equipment — 0.4%
MKS Instruments, Inc.	8,869	1,130,265

Steel-Producers — 1.5%
Reliance Steel & Aluminum Co.	44,800	4,402,048

Security Description	Shares/ Principal Amount	Value (Note 2)
Textile-Apparel — 0.1%
Unifi, Inc.†	23,905	$285,904

Transport-Equipment & Leasing — 0.6%
Greenbrier Cos., Inc.	65,109	1,675,255

Transport-Truck — 0.1%
Heartland Express, Inc.	8,700	176,480

Wire & Cable Products — 1.2%
Encore Wire Corp.	20,653	1,036,574
Insteel Industries, Inc.	127,947	2,384,932

		3,421,506

Total Common Stocks (cost $287,247,756)		288,129,509

U.S. CORPORATE BONDS & NOTES — 0.3%
Metal Processors & Fabrication — 0.3%
Mueller Industries, Inc. Sub. Notes 6.00% due 03/01/2027 (cost $792,000)	$792,000	799,920

Total Long-Term Investment Securities (cost $288,039,756)		288,929,429

SHORT-TERM INVESTMENT SECURITIES — 1.3%
U.S. Government Agencies — 1.3%
Federal Home Loan Bank 0.01% due 08/03/2020 (cost $3,824,998)	3,825,000	3,825,000

REPURCHASE AGREEMENTS — 0.2%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 07/31/2020, to be purchased 08/03/2020 in the amount $575,000 and collateralized by $552,100 of United States Treasury Notes, bearing interest at 1.75% due 07/31/2024 and having an approximate value of $586,520 (cost $575,000)	575,000	575,000

TOTAL INVESTMENTS (cost $292,439,754)(1)	100.2%	293,329,429
Liabilities in excess of other assets	(0.2)	(690,401)

NET ASSETS	100.0%	$292,639,028

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

107

SunAmerica Series Trust SA Franklin Small Company Value Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$282,030,190	$6,099,319	**	$—	$288,129,509
U.S Corporate Bonds & Notes	—	799,920		—	799,920
Short-Term Investment Securities	—	3,825,000		—	3,825,000
Repurchase Agreements	—	575,000		—	575,000

Total Investments at Value	$282,030,190	$11,299,239		$—	$293,329,429

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).

See Notes to Financial Statements

108

SunAmerica Series Trust SA Franklin U.S. Equity Smart Beta Portfolio

PORTFOLIO PROFILE — July 31, 2020 — (unaudited)

Industry Allocation*

Medical-Drugs	5.7%
Electric-Integrated	5.4
Electronic Components-Semiconductors	4.0
Retail-Discount	3.8
Medical-Biomedical/Gene	3.7
Real Estate Investment Trusts	3.1
Retail-Restaurants	2.9
Cosmetics & Toiletries	2.9
Semiconductor Equipment	2.7
Computer Services	2.7
Commercial Services-Finance	2.6
Beverages-Non-alcoholic	2.4
Applications Software	2.0
Tobacco	1.9
Finance-Credit Card	1.9
Telephone-Integrated	1.8
Computers	1.8
Transport-Services	1.8
Distribution/Wholesale	1.7
Diversified Manufacturing Operations	1.7
Retail-Apparel/Shoe	1.6
Semiconductor Components-Integrated Circuits	1.5
Consumer Products-Misc.	1.5
Instruments-Controls	1.4
Aerospace/Defense	1.3
Retail-Auto Parts	1.2
Medical-HMO	1.2
Food-Misc./Diversified	1.2
Data Processing/Management	1.2
Cable/Satellite TV	1.1
Internet Content-Entertainment	1.1
Electronic Forms	1.0
Retail-Building Products	1.0
Networking Products	1.0
Web Portals/ISP	1.0
Transport-Rail	1.0
Retail-Major Department Stores	0.9
Athletic Footwear	0.9
Auto-Heavy Duty Trucks	0.9
Industrial Gases	0.8
Electric Products-Misc.	0.7
Enterprise Software/Service	0.7
Chemicals-Diversified	0.7
Food-Confectionery	0.7
E-Commerce/Services	0.7
Food-Meat Products	0.6
Decision Support Software	0.6
Building-Residential/Commercial	0.6
Respiratory Products	0.5
Commercial Services	0.5
Industrial Automated/Robotic	0.5
Retail-Drug Store	0.5
Retail-Consumer Electronics	0.5
Transport-Truck	0.5
Entertainment Software	0.5
Computer Aided Design	0.5
Soap & Cleaning Preparation	0.5
Wireless Equipment	0.5
Electric-Distribution	0.4
Electronic Components-Misc.	0.4
Food-Retail	0.4

Medical Information Systems	0.4%
Retail-Gardening Products	0.4
Advertising Agencies	0.3
Gold Mining	0.3
Investment Management/Advisor Services	0.3
Computer Software	0.3
Consulting Services	0.3
Insurance-Property/Casualty	0.3
Steel-Producers	0.3
Multimedia	0.3
Containers-Paper/Plastic	0.3
Casino Hotels	0.2
Retail-Perfume & Cosmetics	0.2
Gas-Distribution	0.2
Computers-Memory Devices	0.2
Internet Infrastructure Software	0.2
Machinery-Pumps	0.2
Beverages-Wine/Spirits	0.2
Garden Products	0.2
Building-Maintenance & Services	0.2
Medical Products	0.2
Retail-Home Furnishings	0.2
Human Resources	0.1
Shipbuilding	0.1
Building Products-Wood	0.1
Medical-Outpatient/Home Medical	0.1
Apparel Manufacturers	0.1
Dental Supplies & Equipment	0.1
Machinery-General Industrial	0.1
Tools-Hand Held	0.1
Finance-Other Services	0.1
Building Products-Air & Heating	0.1
Retail-Convenience Store	0.1
Chemicals-Specialty	0.1
Oil Companies-Exploration & Production	0.1
Finance-Investment Banker/Broker	0.1
Computer Data Security	0.1
Food-Baking	0.1
Electronic Security Devices	0.1
Energy-Alternate Sources	0.1
Instruments-Scientific	0.1
Auto/Truck Parts & Equipment-Original	0.1
Retail-Catalog Shopping	0.1

98.6%

*	Calculated as a percentage of net assets

109

SunAmerica Series Trust SA Franklin U.S. Equity Smart Beta Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 98.6%
Advertising Agencies — 0.3%
Interpublic Group of Cos., Inc.	8,267	$149,219
Omnicom Group, Inc.	5,994	322,058

		471,277

Aerospace/Defense — 1.3%
Lockheed Martin Corp.	3,412	1,293,046
Northrop Grumman Corp.	1,840	598,018

		1,891,064

Apparel Manufacturers — 0.1%
Carter’s, Inc.	1,215	95,645
Hanesbrands, Inc.	5,610	79,269

		174,914

Applications Software — 2.0%
Intuit, Inc.	4,566	1,398,886
Microsoft Corp.	7,233	1,482,837

		2,881,723

Athletic Footwear — 0.9%
NIKE, Inc., Class B	13,446	1,312,464

Auto-Heavy Duty Trucks — 0.9%
Cummins, Inc.	4,262	823,674
PACCAR, Inc.	5,465	464,962

		1,288,636

Auto/Truck Parts & Equipment-Original — 0.1%
Allison Transmission Holdings, Inc.	2,308	86,227

Beverages-Non-alcoholic — 2.4%
Coca-Cola Co.	28,396	1,341,427
Monster Beverage Corp.†	9,283	728,530
PepsiCo, Inc.	10,076	1,387,062

		3,457,019

Beverages-Wine/Spirits — 0.2%
Brown-Forman Corp., Class A	1,422	89,927
Brown-Forman Corp., Class B	2,155	149,428

		239,355

Brewery — 0.0%
Boston Beer Co., Inc., Class A†	59	47,816

Building & Construction Products-Misc. — 0.0%
Trex Co., Inc.†	403	56,150

Building Products-Air & Heating — 0.1%
Lennox International, Inc.	560	150,158

Building Products-Wood — 0.1%
Masco Corp.	3,223	184,227

Building-Maintenance & Services — 0.2%
Rollins, Inc.	4,336	227,206

Building-Residential/Commercial — 0.6%
D.R. Horton, Inc.	3,723	246,314
NVR, Inc.†	88	345,853
PulteGroup, Inc.	4,313	188,047

		780,214

Cable/Satellite TV — 1.1%
Cable One, Inc.	83	151,273
Comcast Corp., Class A	33,473	1,432,644

		1,583,917

Security Description	Shares	Value (Note 2)
Casino Hotels — 0.2%
Las Vegas Sands Corp.	8,061	$351,782

Chemicals-Diversified — 0.7%
Celanese Corp.	1,928	187,402
Eastman Chemical Co.	2,815	210,083
Huntsman Corp.	1,232	22,792
LyondellBasell Industries NV, Class A	9,473	592,252

		1,012,529

Chemicals-Specialty — 0.1%
NewMarket Corp.	214	80,210
Valvoline, Inc.	2,964	60,821

		141,031

Commercial Services — 0.5%
Cintas Corp.	2,209	666,831
Morningstar, Inc.	522	87,717

		754,548

Commercial Services-Finance — 2.6%
Automatic Data Processing, Inc.	8,831	1,173,728
H&R Block, Inc.	6,615	95,917
MarketAxess Holdings, Inc.	1,081	558,553
Moody’s Corp.	2,873	808,175
S&P Global, Inc.	2,956	1,035,339

		3,671,712

Computer Aided Design — 0.5%
Aspen Technology, Inc.†	1,414	137,526
Cadence Design Systems, Inc.†	4,970	542,972

		680,498

Computer Data Security — 0.1%
Fortinet, Inc.†	888	122,810

Computer Services — 2.7%
Accenture PLC, Class A	6,574	1,477,704
Amdocs, Ltd.	3,898	242,066
Cognizant Technology Solutions Corp., Class A	11,736	801,803
International Business Machines Corp.	10,612	1,304,639

		3,826,212

Computer Software — 0.3%
Akamai Technologies, Inc.†	1,036	116,488
Citrix Systems, Inc.	2,299	328,205

		444,693

Computers — 1.8%
Apple, Inc.	4,169	1,771,992
HP, Inc.	45,989	808,486

		2,580,478

Computers-Memory Devices — 0.2%
NetApp, Inc.	6,346	281,128

Consulting Services — 0.3%
Booz Allen Hamilton Holding Corp.	2,288	187,067
FTI Consulting, Inc.†	229	27,352
Verisk Analytics, Inc.	983	185,502

		399,921

Consumer Products-Misc. — 1.5%
Clorox Co.	4,181	988,848
Kimberly-Clark Corp.	7,503	1,140,756

		2,129,604

110

SunAmerica Series Trust SA Franklin U.S. Equity Smart Beta Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Containers-Paper/Plastic — 0.3%
Packaging Corp. of America	2,232	$214,540
Sonoco Products Co.	2,709	140,163

		354,703

Cosmetics & Toiletries — 2.9%
Colgate-Palmolive Co.	18,326	1,414,767
Estee Lauder Cos., Inc., Class A	6,391	1,262,478
Procter & Gamble Co.	11,435	1,499,358

		4,176,603

Data Processing/Management — 1.2%
Broadridge Financial Solutions, Inc.	3,377	453,666
Fair Isaac Corp.†	172	75,541
Jack Henry & Associates, Inc.	2,235	398,500
Paychex, Inc.	9,851	708,484

		1,636,191

Decision Support Software — 0.6%
MSCI, Inc.	2,222	835,428

Dental Supplies & Equipment — 0.1%
Align Technology, Inc.†	551	161,895

Distribution/Wholesale — 1.7%
Copart, Inc.†	5,692	530,779
Fastenal Co.	17,530	824,611
IAA, Inc.†	1,610	69,794
Pool Corp.	1,095	346,787
Watsco, Inc.	816	192,633
WW Grainger, Inc.	1,361	464,822

		2,429,426

Diversified Manufacturing Operations — 1.7%
3M Co.	8,473	1,274,932
A.O. Smith Corp.	853	41,064
Illinois Tool Works, Inc.	5,607	1,037,239

		2,353,235

E-Commerce/Services — 0.7%
Booking Holdings, Inc.†	481	799,484
Match Group, Inc.†	1,508	154,872

		954,356

Electric Products-Misc. — 0.7%
Emerson Electric Co.	16,442	1,019,568

Electric-Distribution — 0.4%
Consolidated Edison, Inc.	8,239	633,002

Electric-Integrated — 5.4%
Alliant Energy Corp.	5,982	322,131
Ameren Corp.	4,633	371,752
American Electric Power Co., Inc.	5,462	474,538
Dominion Energy, Inc.	13,198	1,069,434
Evergy, Inc.	4,369	283,242
Eversource Energy	7,626	686,874
Hawaiian Electric Industries, Inc.	2,807	101,782
NextEra Energy, Inc.	5,186	1,455,710
PPL Corp.	14,438	384,340
Public Service Enterprise Group, Inc.	14,142	791,103
Southern Co.	20,259	1,106,344
WEC Energy Group, Inc.	1,956	186,329
Xcel Energy, Inc.	6,034	416,587

		7,650,166

Security Description	Shares	Value (Note 2)
Electronic Components-Misc. — 0.4%
Garmin, Ltd.	4,045	$398,797
Gentex Corp.	7,766	209,604

		608,401

Electronic Components-Semiconductors — 4.0%
Intel Corp.	21,064	1,005,385
Monolithic Power Systems, Inc.	290	76,853
NVIDIA Corp.	3,733	1,584,994
Skyworks Solutions, Inc.	5,521	803,747
Texas Instruments, Inc.	11,163	1,423,841
Xilinx, Inc.	7,124	764,761

		5,659,581

Electronic Forms — 1.0%
Adobe, Inc.†	3,257	1,447,150

Electronic Security Devices — 0.1%
Allegion PLC	1,051	104,532

Energy-Alternate Sources — 0.1%
Enphase Energy, Inc.†	691	41,709
SolarEdge Technologies, Inc.†	318	55,682

		97,391

Enterprise Software/Service — 0.7%
Oracle Corp.	12,584	697,783
Tyler Technologies, Inc.†	254	90,742
Veeva Systems, Inc., Class A†	871	230,440

		1,018,965

Entertainment Software — 0.5%
Activision Blizzard, Inc.	4,872	402,574
Electronic Arts, Inc.†	2,036	288,338

		690,912

Finance-Auto Loans — 0.0%
Santander Consumer USA Holdings, Inc.	2,655	48,746

Finance-Credit Card — 1.9%
Mastercard, Inc., Class A	4,405	1,359,075
Visa, Inc., Class A	6,789	1,292,625

		2,651,700

Finance-Investment Banker/Broker — 0.1%
Evercore, Inc., Class A	245	13,549
Jefferies Financial Group, Inc.	1,416	22,939
Lazard, Ltd., Class A	3,122	91,537

		128,025

Finance-Other Services — 0.1%
SEI Investments Co.	2,920	152,804

Food-Baking — 0.1%
Flowers Foods, Inc.	5,208	118,482

Food-Confectionery — 0.7%
Hershey Co.	4,862	706,984
J.M. Smucker Co.	2,332	255,004

		961,988

Food-Meat Products — 0.6%
Hormel Foods Corp.	8,319	423,104
Tyson Foods, Inc., Class A	7,742	475,746

		898,850

111

SunAmerica Series Trust SA Franklin U.S. Equity Smart Beta Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Food-Misc./Diversified — 1.2%
Campbell Soup Co.	1,184	$58,691
General Mills, Inc.	17,464	1,104,947
Ingredion, Inc.	1,753	151,635
Kellogg Co.	4,788	330,324

		1,645,597

Food-Retail — 0.4%
Kroger Co.	15,472	538,271
Sprouts Farmers Market, Inc.†	2,586	68,219

		606,490

Garden Products — 0.2%
Toro Co.	3,226	230,175

Gas-Distribution — 0.2%
Atmos Energy Corp.	2,948	312,458

Gold Mining — 0.3%
Newmont Corp.	5,274	364,961
Royal Gold, Inc.	742	103,828

		468,789

Human Resources — 0.1%
Robert Half International, Inc.	3,809	193,764

Industrial Automated/Robotic — 0.5%
Rockwell Automation, Inc.	3,367	734,477

Industrial Gases — 0.8%
Air Products & Chemicals, Inc.	3,768	1,080,022

Instruments-Controls — 1.4%
Honeywell International, Inc.	9,088	1,357,475
Mettler-Toledo International, Inc.†	684	639,540

		1,997,015

Instruments-Scientific — 0.1%
Waters Corp.†	449	95,704

Insurance-Life/Health — 0.0%
Equitable Holdings, Inc.	2,655	54,321

Insurance-Property/Casualty — 0.3%
American National Group, Inc.	220	16,203
Erie Indemnity Co., Class A	172	36,140
Progressive Corp.	3,770	340,582

		392,925

Internet Content-Entertainment — 1.1%
Facebook, Inc., Class A†	5,888	1,493,609

Internet Infrastructure Software — 0.2%
F5 Networks, Inc.†	1,836	249,512

Investment Management/Advisor Services — 0.3%
Invesco, Ltd.	7,750	77,810
T. Rowe Price Group, Inc.	2,770	382,537

		460,347

Machine Tools & Related Products — 0.0%
Lincoln Electric Holdings, Inc.	352	31,817

Machinery-Electrical — 0.0%
BWX Technologies, Inc.	634	34,566

Machinery-General Industrial — 0.1%
Otis Worldwide Corp.	2,558	160,489

Machinery-Pumps — 0.2%
Graco, Inc.	4,507	239,953

Security Description	Shares	Value (Note 2)
Machinery-Thermal Process — 0.0%
GrafTech International, Ltd.	1,018	$6,179

Medical Information Systems — 0.4%
Cerner Corp.	7,452	517,541

Medical Products — 0.2%
ABIOMED, Inc.†	280	83,983
West Pharmaceutical Services, Inc.	512	137,662

		221,645

Medical-Biomedical/Gene — 3.7%
Amgen, Inc.	5,770	1,411,746
Biogen, Inc.†	4,316	1,185,562
Exelixis, Inc.†	7,345	169,596
Gilead Sciences, Inc.	17,031	1,184,165
Regeneron Pharmaceuticals, Inc.†	1,178	744,579
Vertex Pharmaceuticals, Inc.†	1,803	490,416

		5,186,064

Medical-Drugs — 5.7%
AbbVie, Inc.	14,303	1,357,498
Bristol-Myers Squibb Co.	22,195	1,301,959
Eli Lilly & Co.	6,218	934,503
Horizon Therapeutics PLC†	1,156	70,736
Johnson & Johnson	8,910	1,298,721
Merck & Co., Inc.	16,421	1,317,621
Pfizer, Inc.	34,710	1,335,641
Zoetis, Inc.	3,065	464,899

		8,081,578

Medical-HMO — 1.2%
Humana, Inc.	851	333,975
UnitedHealth Group, Inc.	4,347	1,316,185

		1,650,160

Medical-Outpatient/Home Medical — 0.1%
Chemed Corp.	374	184,079

Medical-Wholesale Drug Distribution — 0.0%
Premier, Inc., Class A†	884	30,913

Multilevel Direct Selling — 0.0%
Nu Skin Enterprises, Inc., Class A	1,370	61,444

Multimedia — 0.3%
FactSet Research Systems, Inc.	1,083	375,043

Networking Products — 1.0%
Arista Networks, Inc.†	380	98,712
Cisco Systems, Inc.	27,719	1,305,565

		1,404,277

Office Automation & Equipment — 0.0%
Xerox Holdings Corp.	1,118	18,615

Office Supplies & Forms — 0.0%
Avery Dennison Corp.	530	60,070

Oil Companies-Exploration & Production — 0.1%
Cabot Oil & Gas Corp.	7,253	135,631

Power Converter/Supply Equipment — 0.0%
Generac Holdings, Inc.†	377	59,408

Real Estate Investment Trusts — 3.1%
American Tower Corp.	5,134	1,341,976
CoreSite Realty Corp.	254	32,779
EPR Properties	2,072	59,321
Gaming and Leisure Properties, Inc.	4,982	180,398
Kimco Realty Corp.	9,865	109,995

112

SunAmerica Series Trust SA Franklin U.S. Equity Smart Beta Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
National Retail Properties, Inc.	4,811	$170,550
Public Storage	4,894	978,213
Realty Income Corp.	8,840	530,842
Simon Property Group, Inc.	7,108	443,184
Spirit Realty Capital, Inc.	2,831	97,556
STORE Capital Corp.	5,439	128,850
WP Carey, Inc.	3,790	270,492

		4,344,156

Respiratory Products — 0.5%
ResMed, Inc.	3,812	771,968

Retail-Apparel/Shoe — 1.6%
Foot Locker, Inc.	3,718	109,272
Gap, Inc.	6,993	93,496
Lululemon Athletica, Inc.†	3,250	1,058,168
Ross Stores, Inc.	11,344	1,017,216

		2,278,152

Retail-Auto Parts — 1.2%
AutoZone, Inc.†	559	674,948
O’Reilly Automotive, Inc.†	2,176	1,038,779

		1,713,727

Retail-Building Products — 1.0%
Home Depot, Inc.	5,334	1,416,124

Retail-Catalog Shopping — 0.1%
MSC Industrial Direct Co., Inc., Class A	1,180	77,892

Retail-Consumer Electronics — 0.5%
Best Buy Co., Inc.	7,067	703,803

Retail-Convenience Store — 0.1%
Casey’s General Stores, Inc.	931	148,206

Retail-Discount — 3.8%
Costco Wholesale Corp.	4,296	1,398,477
Dollar General Corp.	6,601	1,256,830
Target Corp.	10,835	1,363,910
Walmart, Inc.	10,684	1,382,510

		5,401,727

Retail-Drug Store — 0.5%
Walgreens Boots Alliance, Inc.	17,756	722,847

Retail-Gardening Products — 0.4%
Tractor Supply Co.	3,532	504,158

Retail-Home Furnishings — 0.2%
Williams-Sonoma, Inc.	2,483	216,319

Retail-Major Department Stores — 0.9%
Nordstrom, Inc.	3,295	45,108
TJX Cos., Inc.	24,427	1,269,960

		1,315,068

Retail-Perfume & Cosmetics — 0.2%
Ulta Beauty, Inc.†	1,636	315,732

Retail-Restaurants — 2.9%
Darden Restaurants, Inc.	3,770	286,143
Domino’s Pizza, Inc.	1,246	481,716
McDonald’s Corp.	7,114	1,382,108
Starbucks Corp.	14,853	1,136,700
Yum! Brands, Inc.	9,898	901,213

		4,187,880

Security Description	Shares	Value (Note 2)
Schools — 0.0%
Grand Canyon Education, Inc.†	298	$26,444

Semiconductor Components-Integrated Circuits — 1.5%
Cirrus Logic, Inc.†	367	25,150
Maxim Integrated Products, Inc.	7,628	519,391
QUALCOMM, Inc.	15,263	1,611,925

		2,156,466

Semiconductor Equipment — 2.7%
Applied Materials, Inc.	23,595	1,517,866
KLA Corp.	4,253	849,877
Lam Research Corp.	3,957	1,492,422

		3,860,165

Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc.	1,104	191,776

Soap & Cleaning Preparation — 0.5%
Church & Dwight Co., Inc.	6,884	663,136

Software Tools — 0.0%
VMware, Inc., Class A†	484	67,862

Steel-Producers — 0.3%
Nucor Corp.	4,788	200,857
Reliance Steel & Aluminum Co.	765	75,169
Steel Dynamics, Inc.	4,113	112,737

		388,763

Telecom Equipment-Fiber Optics — 0.0%
Ciena Corp.†	997	59,331

Telephone-Integrated — 1.8%
AT&T, Inc.	42,954	1,270,579
Verizon Communications, Inc.	23,102	1,327,903

		2,598,482

Tobacco — 1.9%
Altria Group, Inc.	32,440	1,334,906
Philip Morris International, Inc.	18,069	1,387,880

		2,722,786

Tools-Hand Held — 0.1%
Snap-on, Inc.	1,071	156,227

Transport-Rail — 1.0%
Union Pacific Corp.	7,803	1,352,650

Transport-Services — 1.8%
C.H. Robinson Worldwide, Inc.	4,124	386,501
Expeditors International of Washington, Inc.	4,784	404,296
United Parcel Service, Inc., Class B	12,248	1,748,525

		2,539,322

Transport-Truck — 0.5%
JB Hunt Transport Services, Inc.	2,495	322,853
Landstar System, Inc.	1,071	130,426
Old Dominion Freight Line, Inc.	1,274	232,913
Schneider National, Inc., Class B	382	9,600

		695,792

Web Portals/ISP — 1.0%
Alphabet, Inc., Class A†	466	693,385
Alphabet, Inc., Class C†	460	682,161

		1,375,546

113

SunAmerica Series Trust SA Franklin U.S. Equity Smart Beta Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Wireless Equipment — 0.5%
Motorola Solutions, Inc.	4,267	$596,527
Ubiquiti, Inc.	280	51,884

		648,411

TOTAL INVESTMENTS (cost $132,218,038)(1)	98.6%	140,117,008
Other assets less liabilities	1.4	1,920,610

NET ASSETS	100.0%	$142,037,618

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$140,117,008	$—	$—	$140,117,008

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

114

SunAmerica Series Trust SA Global Index Allocation 60/40 Portfolio

PORTFOLIO PROFILE — July 31, 2020 — (unaudited)

Industry Allocation*

Domestic Fixed Income Investment Companies	40.8%
Domestic Equity Investment Companies	30.1
International Equity Investment Companies	29.3

100.2%

*	Calculated as a percentage of net assets

115

SunAmerica Series Trust SA Global Index Allocation 60/40 Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited)

Security Description	Shares	Value (Note 2)

AFFILIATED REGISTERED INVESTMENT COMPANIES@# — 100.2%
Domestic Equity Investment Companies — 30.1%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	470,552	$12,554,321
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	223,483	2,418,083
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1†	100,021	1,063,226

Total Domestic Equity Investment Companies (cost $14,312,910)		16,035,630

Domestic Fixed Income Investment Companies — 40.8%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	1,237,221	14,524,976
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	653,509	7,182,062

Total Domestic Fixed Income Investment Companies (cost $19,968,382)		21,707,038

International Equity Investment Companies — 29.3%
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1†	97,385	1,430,581
SunAmerica Series Trust SA International Index Portfolio, Class 1	1,334,450	14,198,552

Total International Equity Investment Companies (cost $15,088,242)		15,629,133

TOTAL INVESTMENTS (cost $49,369,534)(1)	100.2%	53,371,801
Liabilities in excess of other assets	(0.2)	(91,636)

NET ASSETS	100.0%	$53,280,165

†	Non-income producing security
@	The SunAmerica Series Trust SA Global Index Allocation 60/40 Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.
#	See Note 8
(1)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$53,371,801	$—	$—	$53,371,801

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

116

SunAmerica Series Trust SA Global Index Allocation 75/25 Portfolio

PORTFOLIO PROFILE — July 31, 2020 — (unaudited)

Industry Allocation*

Domestic Equity Investment Companies	38.1%
International Equity Investment Companies	36.4
Domestic Fixed Income Investment Companies	25.7

100.2%

*	Calculated as a percentage of net assets

117

SunAmerica Series Trust SA Global Index Allocation 75/25 Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited)

Security Description	Shares	Value (Note 2)
AFFILIATED REGISTERED INVESTMENT COMPANIES@# — 100.2%
Domestic Equity Investment Companies — 38.1%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	497,096	$13,262,518
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	236,648	2,560,535
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1†	173,921	1,848,785

Total Domestic Equity Investment Companies (cost $15,868,589)		17,671,838

Domestic Fixed Income Investment Companies — 25.7%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	676,510	7,942,227
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	362,789	3,987,048

Total Domestic Fixed Income Investment Companies (cost $10,878,233)		11,929,275

International Equity Investment Companies — 36.4%
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1†	151,924	2,231,760
SunAmerica Series Trust SA International Index Portfolio, Class 1	1,373,847	14,617,731

Total International Equity Investment Companies (cost $16,445,920)		16,849,491

TOTAL INVESTMENTS (cost $43,192,742) (1)	100.2%	46,450,604
Liabilities in excess of other assets	(0.2)	(89,942)

NET ASSETS	100.0%	$46,360,662

@	The SunAmerica Series Trust SA Global Index Allocation 75/25 Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectuses.
#	See Note 8
†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$46,450,604	$—	$—	$46,450,604

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

118

SunAmerica Series Trust SA Global Index Allocation 90/10 Portfolio

PORTFOLIO PROFILE — July 31, 2020 — (unaudited)

Industry Allocation*

Domestic Equity Investment Companies	45.0%
International Equity Investment Companies	44.2
Domestic Fixed Income Investment Companies	10.9

100.1%

*	Calculated as a percentage of net assets

119

SunAmerica Series Trust SA Global Index Allocation 90/10 Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited)

Security Description	Shares	Value (Note 2)
AFFILIATED REGISTERED INVESTMENT COMPANIES@# — 100.1%
Domestic Equity Investment Companies — 45.0%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	2,063,540	$55,055,247
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	1,164,844	12,603,607
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1†	786,994	8,365,746

Total Domestic Equity Investment Companies (cost $68,833,218)		76,024,600

Domestic Fixed Income Investment Companies — 10.9%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	1,074,010	12,608,875
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	526,116	5,782,017

Total Domestic Fixed Income Investment Companies (cost $17,175,557)		18,390,892

International Equity Investment Companies — 44.2%
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1†	550,088	8,080,798
SunAmerica Series Trust SA International Index Portfolio, Class 1	6,242,871	66,424,146

Total International Equity Investment Companies (cost $73,821,561)		74,504,944

TOTAL INVESTMENTS (cost $159,830,336)(1)	100.1%	168,920,436
Liabilities in excess of other assets	(0.1)	(132,788)

NET ASSETS	100.0%	$168,787,648

†	Non-income producing security
@	The SunAmerica Series Trust SA Global Index Allocation 90/10 Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.
#	See Note 8
(1)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Affiliated Registered Investment Companies	$168,920,436	$—	$—	$168,920,436

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

120

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio

PORTFOLIO PROFILE — July 31, 2020 — (unaudited)

Industry Allocation*

Sovereign	45.9%
United States Treasury Bonds	9.9
United States Treasury Notes	5.4
Diversified Financial Services	5.0
Registered Investment Companies	4.8
Diversified Banking Institutions	4.5
Banks-Commercial	3.8
Banks-Special Purpose	1.5
Medical-Drugs	1.3
Regional Authority	1.2
Cellular Telecom	0.9
Real Estate Investment Trusts	0.8
Pipelines	0.8
Cable/Satellite TV	0.7
Federal Home Loan Bank	0.7
Telephone-Integrated	0.6
Federal Home Loan Mtg. Corp.	0.6
Electronic Components-Semiconductors	0.6
Aerospace/Defense-Equipment	0.5
Brewery	0.5
Federal National Mtg. Assoc.	0.4
Water	0.4
SupraNational Banks	0.4
Data Processing/Management	0.4
Commercial Services-Finance	0.4
Diversified Manufacturing Operations	0.3
Oil Companies-Exploration & Production	0.3
Municipal Bonds & Notes	0.3
Diagnostic Equipment	0.3
Tobacco	0.3
Agricultural Chemicals	0.3
Retail-Discount	0.3
Drug Delivery Systems	0.3
Computers	0.3
Semiconductor Components-Integrated Circuits	0.2
Enterprise Software/Service	0.2
Winding-Up Agency	0.2
Real Estate Operations & Development	0.2
Food-Confectionery	0.2
Private Equity	0.2
Medical-HMO	0.2
Beverages-Non-alcoholic	0.2
Oil Companies-Integrated	0.2
Chemicals-Specialty	0.1
Airport Development/Maintenance	0.1
Gas-Distribution	0.1
Investment Companies	0.1
Medical-Hospitals	0.1
Retail-Restaurants	0.1
Containers-Paper/Plastic	0.1
Veterinary Diagnostics	0.1
Electronic Forms	0.1
Pharmacy Services	0.1
Independent Power Producers	0.1
Financial Guarantee Insurance	0.1
Building Societies	0.1
Finance-Leasing Companies	0.1
Building Products-Cement	0.1
Internet Content-Information/News	0.1
Non-Hazardous Waste Disposal	0.1
Broadcast Services/Program	0.1

Chemicals-Diversified	0.1%
Agricultural Operations	0.1

98.5%

Country Allocation*

United States	36.8%
Japan	20.4
United Kingdom	7.7
Italy	7.5
France	7.4
Spain	4.5
Germany	2.2
Cayman Islands	1.8
Belgium	1.7
Canada	1.5
Netherlands	1.4
Luxembourg	0.7
Australia	0.7
Austria	0.6
SupraNational	0.5
Switzerland	0.4
Sweden	0.4
Denmark	0.4
British Virgin Islands	0.2
Romania	0.2
Dominican Republic	0.2
Egypt	0.1
Ukraine	0.1
Mexico	0.1
United Arab Emirates	0.1
Ireland	0.1
Guernsey	0.1
Brazil	0.1
Israel	0.1
Bermuda	0.1
Colombia	0.1
Indonesia	0.1
Turkey	0.1
Isle of Man	0.1

98.5%

Credit Quality#†

Aaa	24.8%
Aa	12.0
A	16.4
Baa	24.2
Ba	2.9
B	1.7
Caa	0.6
Not Rated@	17.4

100.0%

*	Calculated as a percentage of net assets
#	Calculated as a percentage of total debt issues, excluding short-term securities.
†	Source: Moody’s
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

121

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited)

Security Description		Principal Amount**	Value (Note 2)
ASSET BACKED SECURITIES — 4.9%
Cayman Islands — 1.5%
Elmwood CLO IV, Ltd. FRS Series 2020-1A, Class A 2.42% (3 ML+1.24%) due 04/15/2033*(1)		$2,600,000	$2,554,971
Recette CLO, Ltd. FRS Series 2015-1A, Class AR 0.54% (3 ML+0.92%) due 10/20/2027*(1)		1,944,444	1,919,293
Venture 39 CLO, Ltd. FRS Series 2020-39A, Class A1 2.03% (3 ML+1.28%) due 04/15/2033*(1)		1,200,000	1,168,561

			5,642,825

United Kingdom — 0.9%
Harben Finance PLC FRS Series 2017-1X, Class A 1.06% (3 ML GBP+0.8%) due 08/20/2056(2)	GBP	584,747	763,209
London Wall Mtg. Capital PLC FRS Series 2017-FL1, Class A 1.14% (3 ML+0.85%) due 11/15/2049(2)	GBP	527,016	684,537
Stratton Mortgage Funding PLC FRS Series 2019-1, Class A 1.44% (3M SONIA+1.20%) due 05/25/2051(2)	GBP	1,267,154	1,652,381
Tower Bridge Funding No.1 PLC FRS Series 2017-1, Class A 1.18% (3 ML GBP+1.00%) due 03/20/2056(2)	GBP	242,548	317,728

			3,417,855

United States — 2.5%
Banc of America Commercial Mtg. Trust Series 2016-UB10, Class D 3.00% due 07/15/2049*(3)		350,000	253,601
BANK VRS Series 2018-BN10, Class D 2.60% due 02/15/2061*(3)(4)		200,000	135,473
BANK Series 2018-BN13, Class D 3.00% due 08/15/2061*(3)		300,000	184,619
BBCMS Mtg. TRUST VRS Series 2017-C1, Class D 3.51% due 02/15/2050*(3)(4)		150,000	101,188
Citigroup Commercial Mtg. Trust Series 2020-GC46, Class D 2.60% due 02/15/2053*(3)		450,000	350,073
COMM Mtg. Trust Series 2017-COR2, Class D 3.00% due 09/10/2050*(3)		250,000	183,230
Countrywide Alternative Loan Trust FRS Series 2006-OA1, Class 2A1 0.40% (1 ML+0.21%) due 03/20/2046(2)		193,250	160,144

Security Description	Principal Amount**	Value (Note 2)
United States (continued)
Countrywide Alternative Loan Trust FRS Series 2005-82, Class A1 0.44% (1 ML+0.27%) due 02/25/2036(2)	$347,064	$297,685
Higher Education Funding I FRS Series 2014-1, Class A 1.41% (3 ML+1.05%) due 05/25/2034*	1,544,033	1,529,281
Home Equity Loan Trust FRS Series 2007-FRE1, Class 2AV3 0.40% (1 ML+0.23%) due 04/25/2037	663,471	627,228
Lehman XS Trust FRS Series 2007-7N, Class 1A2 0.41% (1 ML+0.24%) due 06/25/2047(2)	308,987	263,188
Mill City Mtg. Loan Trust VRS Series 2017-2, Class A3 0.34% due 07/25/2059*(4)	298,718	309,431
Scholar Funding Trust FRS Series 2010-A, Class A 1.64% (3 ML+0.75%) due 10/28/2041*	488,900	474,664
Sequoia Mtg. Trust FRS Series 2004-10, Class A3A 1.79% (6 ML+0.66%) due 11/20/2034(2)	21,422	20,302
SLM Student Loan Trust FRS Series 2007-2, Class A4 0.30% (3 ML+0.06%) due 07/25/2022	1,630,980	1,522,731
SLM Student Loan Trust FRS Series 2003-1, Class A5A 0.42% (3 ML+0.11%) due 12/15/2032*	1,291,863	1,155,902
SLM Student Loan Trust FRS Series 2008-2, Class A3 0.99% (3 ML+0.75%) due 04/25/2023	253,091	236,389
SLM Student Loan Trust FRS Series 2008-4, Class A4 1.74% (3 ML+1.65%) due 07/25/2022	538,957	528,584
SLM Student Loan Trust FRS Series 2008-5, Class A4 1.94% (3 ML+1.70%) due 07/25/2023	652,328	642,403
Washington Mutual Mtg. Pass-Through Certs. FRS Series 2006-AR5 Class 4A 2.31% (12 MTA+0.99%) due 06/25/2046(2)	261,799	217,034
Wells Fargo Alternative Loan Trust VRS Series 2007-PA6, Class A1 1.62% due 12/28/2037(2)(4)	223,643	211,207
Wells Fargo Commercial Mtg. Trust Series 2017-RC1, Class D 3.25% due 01/15/2060*(3)	150,000	108,579

122

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description		Principal Amount**	Value (Note 2)
ASSET BACKED SECURITIES (continued)
United States (continued)
Wells Fargo Mtg. Backed Securities VRS Series 2019-3, Class A1 3.50% due 07/25/2049*(2)(4)		$209,128	$214,802

			9,727,738

Total Asset Backed Securities (cost $18,801,066)			18,788,418

CORPORATE BONDS & NOTES — 23.0%
Australia — 0.2%
Australia & New Zealand Banking Group, Ltd. Sub. Notes 2.95% due 07/22/2030*		400,000	414,737
Macquarie Group, Ltd. Senior Notes 0.63% due 02/03/2027	EUR	150,000	175,765
Macquarie Group, Ltd. Senior Notes 3.76% due 11/28/2028*		200,000	220,044

			810,546

Bermuda — 0.1%
IHS Markit, Ltd. Company Guar. Notes 4.75% due 02/15/2025*		250,000	283,350
Viking Cruises, Ltd. Company Guar. Notes 5.88% due 09/15/2027*		26,000	17,095

			300,445

British Virgin Islands — 0.1%
Huarong Finance 2019 Co., Ltd. Company Guar. Notes 3.75% due 05/29/2024		260,000	273,192
Huarong Finance II Co., Ltd. Company Guar. Notes 5.50% due 01/16/2025		200,000	225,384

			498,576

Canada — 0.2%
1011778 BC ULC/New Red Finance, Inc. Sec. Notes 5.00% due 10/15/2025*		400,000	409,000
GFL Environmental, Inc. Senior Sec. Notes 5.13% due 12/15/2026*		200,000	212,348
MEG Energy Corp. Company Guar. Notes 7.00% due 03/31/2024*		17,000	16,192

			637,540

Cayman Islands — 0.3%
Avolon Holdings Funding, Ltd. Company Guar. Notes 3.95% due 07/01/2024*		250,000	227,526

Security Description		Principal Amount**	Value (Note 2)
Cayman Islands (continued)
Thames Water Utilities Finance PLC Sec. Notes 5.75% due 09/13/2030	GBP	550,000	$761,853

			989,379

France — 3.1%
BNP Paribas SA Senior Notes 2.22% due 06/09/2026*		250,000	260,388
BNP Paribas SA Sub. Notes 2.63% due 10/14/2027	EUR	100,000	120,893
BNP Paribas SA Senior Notes 3.38% due 01/09/2025*		2,050,000	2,235,643
BPCE SA Senior Notes 4.00% due 09/12/2023*		1,300,000	1,415,726
Credit Agricole SA Senior Notes 1.91% due 06/16/2026*		250,000	257,057
Dexia Credit Local SA Government Guar. Notes 1.13% due 06/15/2022	GBP	5,600,000	7,438,229
Total Capital International SA Company Guar. Notes 3.46% due 07/12/2049		200,000	239,559

			11,967,495

Germany — 1.9%
Commerzbank AG Sub. Notes 4.00% due 03/23/2026	EUR	300,000	370,305
Deutsche Telekom AG Senior Notes 3.63% due 01/21/2050*		250,000	295,274
FMS Wertmanagement Government Guar. Notes 1.38% due 03/07/2025	GBP	600,000	827,670
KFW Government Guar. Notes zero coupon due 06/30/2022	EUR	800,000	952,811
KFW Government Guar. Notes zero coupon due 07/04/2024	EUR	3,970,000	4,784,594

			7,230,654

Guernsey — 0.1%
Credit Suisse Group Funding Guernsey, Ltd. Company Guar. Notes 1.25% due 04/14/2022	EUR	350,000	420,592

Ireland — 0.1%
GE Capital International Funding Co. ULC Company Guar. Notes 3.37% due 11/15/2025		450,000	475,431

123

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description		Principal Amount**	Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Isle of Man — 0.1%
Sasol Financing International, Ltd. Company Guar. Notes 4.50% due 11/14/2022		$200,000	$189,680

Italy — 0.1%
Telecom Italia SpA Senior Notes 4.00% due 04/11/2024	EUR	350,000	441,143

Japan — 0.1%
Mitsubishi UFJ Financial Group, Inc. Senior Notes 3.75% due 07/18/2039		200,000	239,234

Luxembourg — 0.7%
Blackstone Property Partners Europe Holdings SARL Company Guar. Notes 1.75% due 03/12/2029	EUR	350,000	408,778
Blackstone Property Partners Europe Holdings SARL Senior Notes 2.00% due 02/15/2024	EUR	300,000	364,726
DH Europe Finance II SARL Company Guar. Notes 0.45% due 03/18/2028	EUR	150,000	175,763
DH Europe Finance II SARL Company Guar. Notes 0.75% due 09/18/2031	EUR	450,000	524,168
Gazprom PJSC Via Gaz Capital SA Senior Notes 5.15% due 02/11/2026*		340,000	378,263
Logicor Financing SARL Company Guar. Notes 2.25% due 05/13/2025	EUR	350,000	431,757
Logicor Financing SARL Company Guar. Notes 3.25% due 11/13/2028	EUR	300,000	392,830

			2,676,285

Mexico — 0.1%
Mexico City Airport Trust Senior Sec. Notes 3.88% due 04/30/2028*		210,000	184,015
Mexico City Airport Trust Senior Sec. Notes 5.50% due 07/31/2047		200,000	168,000
Mexico City Airport Trust Senior Sec. Notes 5.50% due 07/31/2047*		200,000	168,000

			520,015

Netherlands — 1.4%
ABN AMRO Bank NV Sub. Notes 2.88% due 01/18/2028	EUR	300,000	369,913
Airbus SE Senior Notes 2.00% due 04/07/2028	EUR	300,000	381,067

Security Description		Principal Amount**	Value (Note 2)
Netherlands (continued)
Airbus SE Senior Notes 2.38% due 04/07/2032	EUR	300,000	$388,525
Airbus SE Senior Notes 2.38% due 06/09/2040	EUR	300,000	367,326
Cooperatieve Rabobank UA Sub. Notes 3.88% due 07/25/2023	EUR	450,000	584,980
Lukoil Securities BV Company Guar. Notes 3.88% due 05/06/2030*		200,000	211,838
NXP BV/NXP Funding LLC Company Guar. Notes 3.88% due 09/01/2022*		900,000	953,243
Petrobras Global Finance BV Company Guar. Notes 5.09% due 01/15/2030*		13,000	13,390
Petrobras Global Finance BV Company Guar. Notes 6.00% due 01/27/2028		20,000	22,027
Prosus NV Senior Notes 3.68% due 01/21/2030		200,000	214,275
Syngenta Finance NV Company Guar. Notes 4.44% due 04/24/2023*		450,000	473,258
Syngenta Finance NV Company Guar. Notes 4.89% due 04/24/2025*		350,000	375,171
Syngenta Finance NV Company Guar. Notes 5.18% due 04/24/2028*		200,000	217,215
WPC Eurobond BV Company Guar. Notes 1.35% due 04/15/2028	EUR	700,000	823,450

			5,395,678

Spain — 0.7%
Banco de Sabadell SA Senior Notes 0.88% due 03/05/2023	EUR	300,000	352,092
Banco Santander SA Senior Notes 2.71% due 06/27/2024		600,000	640,270
Banco Santander SA Senior Notes 3.31% due 06/27/2029		200,000	220,740
Banco Santander SA Senior Notes 3.49% due 05/28/2030		400,000	442,434
CaixaBank SA Senior Notes 1.13% due 05/17/2024	EUR	400,000	483,904
FCC Aqualia SA Senior Sec. Notes 2.63% due 06/08/2027	EUR	500,000	639,340

			2,778,780

124

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description		Principal Amount**	Value (Note 2)
CORPORATE BONDS & NOTES (continued)
SupraNational — 0.1%
NXP BV/NXP Funding LLC/NXP USA, Inc. Company Guar. Notes 3.40% due 05/01/2030*		$250,000	$275,883
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. Company Guar. Notes 8.50% due 05/15/2027*		28,000	29,428

			305,311

Switzerland — 0.2%
Credit Suisse AG Senior Notes 2.95% due 04/09/2025		250,000	274,247
Credit Suisse Group AG Senior Bonds 3.87% due 01/12/2029*		600,000	674,709

			948,956

Turkey — 0.1%
Turkiye Vakiflar Bankasi TAO Senior Notes 8.13% due 03/28/2024		200,000	201,952

United Kingdom — 1.1%
Barclays PLC Senior Notes 2.85% due 05/07/2026		950,000	1,007,163
BAT International Finance PLC Company Guar. Notes 3.95% due 06/15/2025*		1,000,000	1,116,967
Gazprom PJSC via Gaz Finance PLC Senior Notes 3.25% due 02/25/2030*		230,000	231,624
HSBC Holdings PLC Senior Notes 2.18% due 06/27/2023	GBP	600,000	795,239
Nationwide Building Society Senior Notes 3.96% due 07/18/2030*		200,000	229,498
Santander UK PLC Senior Notes 2.88% due 06/18/2024		700,000	752,575

			4,133,066

United States — 12.2%
AbbVie, Inc. Senior Notes 2.60% due 11/21/2024*		750,000	802,047
AbbVie, Inc. Senior Notes 2.95% due 11/21/2026*		750,000	827,529
AbbVie, Inc. Senior Notes 3.20% due 11/21/2029*		650,000	730,607
AbbVie, Inc. Senior Notes 4.05% due 11/21/2039*		350,000	430,653
AbbVie, Inc. Senior Notes 4.25% due 11/21/2049*		400,000	508,868

Security Description	Principal Amount**	Value (Note 2)
United States (continued)
Acadia Healthcare Co., Inc. Company Guar. Notes 6.50% due 03/01/2024	$26,000	$26,720
Adobe, Inc. Senior Notes 2.30% due 02/01/2030	300,000	329,370
AEP Transmission Co. LLC Senior Notes 3.65% due 04/01/2050	100,000	125,801
Air Products and Chemicals, Inc. Senior Notes 2.05% due 05/15/2030	100,000	107,364
Air Products and Chemicals, Inc. Senior Notes 2.70% due 05/15/2040	100,000	112,717
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC Company Guar. Notes 7.50% due 03/15/2026*	24,000	27,000
Alexandria Real Estate Equities, Inc. Company Guar. Notes 3.38% due 08/15/2031	300,000	346,813
American Axle & Manufacturing, Inc. Company Guar. Notes 6.25% due 04/01/2025	28,000	28,927
American Water Capital Corp. Senior Bonds 3.45% due 05/01/2050	150,000	185,320
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.65% due 02/01/2026	550,000	627,585
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.90% due 02/01/2046	200,000	255,459
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.15% due 01/23/2025	300,000	342,342
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.60% due 04/15/2048	200,000	247,519
Antero Midstream Partners LP/Antero Midstream Finance Corp. Company Guar. Notes 5.75% due 03/01/2027*	250,000	218,370
Anthem, Inc. Senior Notes 2.25% due 05/15/2030	700,000	741,109
Archer-Daniels-Midland Co. Senior Notes 3.25% due 03/27/2030	150,000	175,113

125

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description		Principal Amount**	Value (Note 2)
CORPORATE BONDS & NOTES (continued)
United States (continued)
AT&T, Inc. Senior Notes 1.80% due 09/14/2039	EUR	200,000	$232,821
AT&T, Inc. Senior Notes 3.95% due 01/15/2025		100,000	112,641
AT&T, Inc. Senior Notes 4.10% due 02/15/2028		300,000	351,485
AT&T, Inc. Senior Notes 4.35% due 06/15/2045		50,000	59,195
Bank of America Corp. Senior Notes 3.37% due 01/23/2026		1,000,000	1,103,772
Bank of America Corp. Senior Notes 4.08% due 03/20/2051		350,000	454,575
Bausch Health Americas, Inc. Company Guar. Notes 9.25% due 04/01/2026*		24,000	26,993
Bayer US Finance II LLC Company Guar. Notes 4.25% due 12/15/2025*		650,000	745,408
Beacon Roofing Supply, Inc. Company Guar. Notes 4.88% due 11/01/2025*		28,000	27,408
Becton Dickinson and Co. Senior Notes 3.36% due 06/06/2024		950,000	1,033,416
Booking Holdings, Inc. Senior Notes 4.10% due 04/13/2025		100,000	113,807
Broadcom, Inc. Company Guar. Notes 3.46% due 09/15/2026*		364,000	398,829
Broadcom, Inc. Company Guar. Notes 3.63% due 10/15/2024*		400,000	436,839
Broadcom, Inc. Company Guar. Notes 4.25% due 04/15/2026*		400,000	451,818
Broadcom, Inc. Company Guar. Notes 4.70% due 04/15/2025*		500,000	571,828
Calpine Corp. Senior Notes 5.00% due 02/01/2031*		275,000	281,842
Calpine Corp. Senior Notes 5.75% due 01/15/2025		26,000	26,754
Caterpillar, Inc. Senior Bonds 3.25% due 04/09/2050		100,000	120,198
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 4.25% due 02/01/2031*		350,000	365,232
CenturyLink, Inc. Senior Notes 7.50% due 04/01/2024		143,000	161,590

Security Description	Principal Amount**	Value (Note 2)
United States (continued)
Cigna Corp. Company Guar. Notes 3.75% due 07/15/2023	$167,000	$181,952
CIT Group, Inc. Senior Notes 5.25% due 03/07/2025	400,000	428,000
Citigroup, Inc. Senior Notes 3.11% due 04/08/2026	800,000	869,654
Citigroup, Inc. Senior Notes 3.40% due 05/01/2026	1,050,000	1,176,195
Cleveland-Cliffs, Inc. Company Guar. Notes 5.88% due 06/01/2027	28,000	24,080
Comcast Corp. Company Guar. Notes 3.70% due 04/15/2024	750,000	834,887
Comcast Corp. Company Guar. Notes 3.75% due 04/01/2040	300,000	373,926
Comcast Corp. Company Guar. Notes 3.95% due 10/15/2025	550,000	637,209
Comcast Corp. Company Guar. Notes 4.15% due 10/15/2028	350,000	430,190
Cooper-Standard Automotive, Inc. Company Guar. Notes 5.63% due 11/15/2026*	32,000	17,600
Crown Castle International Corp. Senior Notes 4.30% due 02/15/2029	250,000	300,242
CVS Health Corp Senior Notes 4.25% due 04/01/2050	100,000	127,121
Dell International LLC/EMC Corp. Senior Sec. Notes 6.02% due 06/15/2026*	350,000	410,401
Diamond Sports Group LLC/Diamond Sports Finance Co. Senior Sec. Notes 5.38% due 08/15/2026*	250,000	192,517
Dollar Tree, Inc. Senior Notes 4.00% due 05/15/2025	400,000	455,114
Dollar Tree, Inc. Senior Notes 4.20% due 05/15/2028	500,000	594,977
East Ohio Gas Co. Senior Notes 2.00% due 06/15/2030*	100,000	105,408
East Ohio Gas Co. Senior Notes 3.00% due 06/15/2050*	150,000	165,875
Elanco Animal Health, Inc. Senior Notes 5.02% due 08/28/2023	350,000	385,875
EMD Finance LLC Company Guar. Notes 3.25% due 03/19/2025*	900,000	989,426

126

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description		Principal Amount**	Value (Note 2)
CORPORATE BONDS & NOTES (continued)
United States (continued)
Entercom Media Corp. Company Guar. Notes 7.25% due 11/01/2024*		$26,000	$21,385
EQM Midstream Partners LP Senior Notes 4.75% due 07/15/2023		175,000	177,621
Fidelity National Information Services, Inc. Senior Notes 0.63% due 12/03/2025	EUR	300,000	358,887
Fidelity National Information Services, Inc. Company Guar. Notes 0.75% due 05/21/2023	EUR	300,000	359,866
Fidelity National Information Services, Inc. Senior Notes 1.50% due 05/21/2027	EUR	100,000	125,624
Fidelity National Information Services, Inc. Company Guar. Notes 2.60% due 05/21/2025	GBP	200,000	282,665
Fiserv, Inc. Senior Notes 3.20% due 07/01/2026		250,000	281,770
General Dynamics Corp. Company Guar. Notes 4.25% due 04/01/2050		50,000	69,830
General Electric Capital Corp. Senior Notes 3.10% due 01/09/2023		150,000	158,132
General Electric Co. Senior Notes 2.70% due 10/09/2022		50,000	52,034
General Electric Co. Senior Notes 3.63% due 05/01/2030		850,000	860,408
General Electric Co. Senior Notes 4.35% due 05/01/2050		500,000	518,566
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 6.00% due 05/15/2023		30,000	28,200
HCA, Inc. Company Guar. Notes 5.38% due 02/01/2025		350,000	394,625
HCP, Inc. Senior Notes 3.25% due 07/15/2026		50,000	55,755
Hewlett Packard Enterprise Co. Senior Notes 4.45% due 10/02/2023		350,000	384,177
Hewlett Packard Enterprise Co. Senior Notes 4.65% due 10/01/2024		200,000	224,929
HLF Financing SARL LLC/Herbalife International, Inc. Company Guar. Notes 7.25% due 08/15/2026*		26,000	27,300

Security Description	Principal Amount**	Value (Note 2)
United States (continued)
International Business Machines Corp. Senior Notes 2.95% due 05/15/2050	$100,000	$109,966
Jeld-Wen, Inc. Company Guar. Notes 4.88% due 12/15/2027*	28,000	28,490
JPMorgan Chase & Co. Senior Notes 2.52% due 04/22/2031	600,000	647,277
JPMorgan Chase & Co. Sub. Notes 2.96% due 05/13/2031	350,000	381,216
JPMorgan Chase & Co. Senior Notes 4.02% due 12/05/2024	1,450,000	1,604,237
Keurig Dr Pepper, Inc. Company Guar. Notes 3.20% due 05/01/2030	150,000	170,271
Keurig Dr Pepper, Inc. Company Guar. Notes 3.80% due 05/01/2050	150,000	185,524
Kraton Polymers LLC/Kraton Polymers Capital Corp. Company Guar. Notes 7.00% due 04/15/2025*	30,000	31,050
Laredo Petroleum, Inc. Company Guar. Notes 9.50% due 01/15/2025	750,000	542,100
Level 3 Financing, Inc. Company Guar. Notes 5.63% due 02/01/2023	112,000	112,470
Lions Gate Capital Holdings LLC Company Guar. Notes 5.88% due 11/01/2024*	28,000	27,930
Lockheed Martin Corp. Senior Notes 2.80% due 06/15/2050	150,000	169,114
Manitowoc Co., Inc. Sec. Notes 9.00% due 04/01/2026*	28,000	28,665
Mattel, Inc. Company Guar. Notes 5.88% due 12/15/2027*	25,000	27,130
Mattel, Inc. Company Guar. Notes 6.75% due 12/31/2025*	50,000	53,554
Meredith Corp. Company Guar. Notes 6.88% due 02/01/2026	26,000	22,586
MGIC Investment Corp. Senior Notes 5.75% due 08/15/2023	250,000	262,500
Mondelez International, Inc. Senior Notes 2.75% due 04/13/2030	700,000	777,169
Morgan Stanley Senior Notes 3.13% due 07/27/2026	850,000	954,480
Morgan Stanley Senior Notes 3.62% due 04/01/2031	400,000	467,990

127

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description		Principal Amount**	Value (Note 2)
CORPORATE BONDS & NOTES (continued)
United States (continued)
Morgan Stanley Senior Notes 5.60% due 03/24/2051		$200,000	$319,080
MPLX LP Senior Notes 4.50% due 04/15/2038		250,000	266,708
MPLX LP Senior Notes 4.70% due 04/15/2048		200,000	215,530
MPT Operating Partnership LP/MPT Finance Corp. Company Guar. Notes 4.63% due 08/01/2029		300,000	316,968
Nabors Industries, Inc. Company Guar. Notes 4.63% due 09/15/2021		4,000	3,201
Nationstar Mtg. Holdings, Inc. Company Guar. Notes 8.13% due 07/15/2023*		26,000	27,035
NiSource, Inc. Senior Notes 3.60% due 05/01/2030		200,000	235,125
Occidental Petroleum Corp. Senior Notes 5.55% due 03/15/2026		150,000	150,525
Oracle Corp. Senior Notes 3.60% due 04/01/2050		350,000	418,856
Oracle Corp. Senior Notes 3.85% due 04/01/2060		350,000	439,278
PayPal Holdings, Inc. Senior Notes 2.30% due 06/01/2030		550,000	595,744
PayPal Holdings, Inc. Senior Notes 3.25% due 06/01/2050		250,000	301,016
PepsiCo, Inc. Senior Notes 3.63% due 03/19/2050		200,000	261,363
PetSmart, Inc. Senior Sec. Notes 5.88% due 06/01/2025*		28,000	28,700
Phillips 66 Company Guar. Notes 3.85% due 04/09/2025		150,000	168,209
Prologis Euro Finance LLC Company Guar. Notes 1.00% due 02/06/2035	EUR	450,000	527,967
Realogy Group LLC/Realogy Co-Issuer Corp. Company Guar. Notes 9.38% due 04/01/2027*		28,000	28,630
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Company Guar. Notes 7.00% due 07/15/2024*		400,000	407,500
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.63% due 03/01/2025		650,000	754,344

Security Description		Principal Amount**	Value (Note 2)
United States (continued)
Scripps Escrow, Inc. Company Guar. Notes 5.88% due 07/15/2027*		$26,000	$26,130
Sprint Communications, Inc. Company Guar. Notes 6.00% due 11/15/2022		26,000	28,109
Sprint Communications, Inc. Company Guar. Notes 7.00% due 08/15/2020		1,450,000	1,452,465
Staples, Inc. Senior Notes 10.75% due 04/15/2027*		26,000	16,510
State Street Corp. Senior Notes 3.15% due 03/30/2031*		50,000	57,682
Summit Materials LLC Company Guar. Notes 6.50% due 03/15/2027*		26,000	28,642
Summit Materials LLC/Summit Materials Finance Corp. Company Guar. Notes 5.25% due 01/15/2029*		184,000	190,900
T-Mobile USA, Inc. Senior Sec. Notes 3.50% due 04/15/2025*		250,000	275,687
T-Mobile USA, Inc. Senior Sec. Notes 3.75% due 04/15/2027*		800,000	906,248
T-Mobile USA, Inc. Senior Sec. Notes 3.88% due 04/15/2030*		650,000	744,412
T-Mobile USA, Inc. Company Guar. Notes 4.75% due 02/01/2028		100,000	108,360
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. Company Guar. Notes 4.75% due 10/01/2023*		50,000	48,189
Thermo Fisher Scientific, Inc. Senior Notes 0.50% due 03/01/2028	EUR	250,000	296,557
Thermo Fisher Scientific, Inc. Senior Notes 0.88% due 10/01/2031	EUR	100,000	120,751
Thermo Fisher Scientific, Inc. Senior Notes 4.50% due 03/25/2030		50,000	63,620
TransDigm, Inc. Company Guar. Notes 5.50% due 11/15/2027		750,000	711,525
USA Compression Partners LP/USA Compression Finance Corp. Company Guar. Notes 6.88% due 04/01/2026		26,000	26,650
Valero Energy Partners LP Company Guar. Notes 4.38% due 12/15/2026		300,000	346,121

128

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description		Principal Amount**	Value (Note 2)
CORPORATE BONDS & NOTES (continued)
United States (continued)
VEREIT Operating Partnership LP Company Guar. Notes 4.63% due 11/01/2025		$650,000	$714,377
Verizon Communications, Inc. Senior Notes 2.63% due 08/15/2026		500,000	552,585
Verizon Communications, Inc. Senior Notes 4.00% due 03/22/2050		200,000	266,157
Western Midstream Operating LP Senior Notes 5.05% due 02/01/2030		300,000	303,789
WPX Energy, Inc. Senior Notes 5.25% due 09/15/2024		28,000	28,865

			46,739,936

Venezuela — 0.0%
Petroleos de Venezuela SA Company Guar. Bonds 5.38% due 04/12/2027†(5)(6)		390,000	9,750

Total Corporate Bonds & Notes (cost $81,849,760)			87,910,444

FOREIGN GOVERNMENT OBLIGATIONS — 47.5%
Australia — 0.5%
Commonwealth of Australia Senior Notes 3.25% due 06/21/2039	AUD	740,000	687,728
Commonwealth of Australia Senior Bonds 4.50% due 04/21/2033	AUD	1,100,000	1,118,115

			1,805,843

Austria — 0.5%
Republic of Austria Senior Notes 1.50% due 11/02/2086*	EUR	1,100,000	2,075,888

Belgium — 1.7%
Kingdom of Belgium Senior Notes 0.20% due 10/22/2023*	EUR	2,170,000	2,625,067
Kingdom of Belgium Senior Notes 0.80% due 06/22/2027*	EUR	650,000	830,534
Kingdom of Belgium Senior Notes 0.90% due 06/22/2029*	EUR	1,140,000	1,487,297
Kingdom of Belgium Senior Bonds 2.15% due 06/22/2066*	EUR	800,000	1,530,080

			6,472,978

Canada — 1.3%
Government of Canada Bonds 2.75% due 12/01/2048	CAD	510,000	556,124

Security Description		Principal Amount**	Value (Note 2)
Canada (continued)
Province of British Columbia, Canada Senior Notes 2.85% due 06/18/2025	CAD	3,600,000	$2,964,500
Province of British Columbia, Canada Senior Notes 4.95% due 06/18/2040	CAD	400,000	459,308
Province of Ontario, Canada Notes 2.85% due 06/02/2023	CAD	1,200,000	956,381

			4,936,313

Colombia — 0.1%
Republic of Colombia Senior Notes 4.13% due 05/15/2051		200,000	222,500

Denmark — 0.4%
Kingdom of Denmark Bonds 4.50% due 11/15/2039	DKK	4,700,000	1,415,046

Dominican Republic — 0.2%
Dominican Republic Senior Notes 4.50% due 01/30/2030*		150,000	145,275
Dominican Republic Senior Notes 5.88% due 01/30/2060*		150,000	143,250
Dominican Republic Senior Notes 6.40% due 06/05/2049*		380,000	383,800

			672,325

Egypt — 0.1%
Arab Republic of Egypt Senior Notes 8.88% due 05/29/2050*		570,000	569,886

France — 4.2%
Government of France Bonds 0.01% due 03/25/2025	EUR	6,800,000	8,227,858
Government of France Bonds 1.75% due 05/25/2066*	EUR	1,100,000	1,908,859
Government of France Bonds 2.75% due 10/25/2027	EUR	1,220,000	1,774,436
Government of France Bonds 4.50% due 04/25/2041	EUR	1,940,000	4,263,177

			16,174,330

Germany — 0.1%
Federal Republic of Germany Bonds 1.25% due 08/15/2048	EUR	160,000	263,156

Indonesia — 0.1%
Republic of Indonesia Senior Notes 4.45% due 02/11/2024		200,000	220,894

129

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description		Principal Amount**	Value (Note 2)
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Israel — 0.1%
Israel Government USAID Government Guar. Bonds 5.50% due 09/18/2023	$	300,000	$348,603

Italy — 7.3%
Republic of Italy Senior Notes 0.95% due 03/01/2023	EUR	2,550,000	3,072,561
Republic of Italy Senior Notes 2.80% due 12/01/2028	EUR	6,570,000	8,942,571
Republic of Italy Bonds 2.80% due 03/01/2067*	EUR	560,000	779,431
Republic of Italy Bonds 2.95% due 09/01/2038*	EUR	3,550,000	5,059,218
Republic of Italy Senior Notes 3.75% due 08/01/2021*	EUR	1,300,000	1,590,598
Republic of Italy Bonds 5.50% due 11/01/2022	EUR	6,380,000	8,430,692

			27,875,071

Japan — 20.3%
Government of Japan Bonds 2.00% due 06/20/2022	JPY	1,198,700,000	11,781,130
Government of Japan Bonds 0.10% due 03/01/2022	JPY	500,850,000	4,750,493
Government of Japan Bonds 0.10% due 07/01/2022	JPY	2,627,050,000	24,931,847
Government of Japan Bonds 0.10% due 09/20/2024	JPY	283,000,000	2,700,818
Government of Japan Bonds 0.10% due 06/20/2030	JPY	264,800,000	2,522,748
Government of Japan Bonds 0.30% due 12/20/2039	JPY	83,700,000	779,990
Government of Japan Bonds 0.40% due 06/20/2040	JPY	605,200,000	5,737,322
Government of Japan Bonds 0.40% due 12/20/2049	JPY	13,650,000	124,690
Government of Japan Bonds 0.40% due 03/20/2050	JPY	194,400,000	1,773,998
Government of Japan Bonds 0.50% due 03/20/2049	JPY	94,850,000	892,686
Government of Japan Bonds 0.50% due 03/20/2060	JPY	462,000,000	4,294,891
Government of Japan Bonds 1.40% due 09/20/2034	JPY	483,550,000	5,324,189

Security Description		Principal Amount**	Value (Note 2)
Japan (continued)
Government of Japan Bonds 2.00% due 09/20/2041	JPY	421,000,000	$5,266,129
Government of Japan CPI Linked Bonds 0.10% due 03/10/2029(7)	JPY	742,159,179	6,991,461

			77,872,392

Romania — 0.2%
Government of Romania Senior Notes 2.00% due 01/28/2032*	EUR	70,000	78,643
Government of Romania Senior Notes 3.00% due 02/14/2031*		130,000	132,275
Government of Romania Senior Notes 3.38% due 01/28/2050*	EUR	70,000	84,292
Government of Romania Senior Notes 3.38% due 01/28/2050	EUR	80,000	96,333
Government of Romania Bonds 3.62% due 05/26/2030*	EUR	300,000	390,669
Government of Romania Senior Notes 4.00% due 02/14/2051*		150,000	157,177

			939,389

Spain — 3.7%
Kingdom of Spain Senior Notes 1.25% due 10/31/2030*	EUR	900,000	1,157,762
Kingdom of Spain Bonds 1.50% due 04/30/2027*	EUR	4,820,000	6,267,126
Kingdom of Spain Senior Notes 3.45% due 07/30/2066*	EUR	390,000	788,125
Kingdom of Spain Senior Bonds 4.90% due 07/30/2040*	EUR	1,050,000	2,165,966
Kingdom of Spain Bonds 5.15% due 10/31/2044*	EUR	550,000	1,229,629
Kingdom of Spain Senior Bonds 5.90% due 07/30/2026*	EUR	1,640,000	2,629,156

			14,237,764

SupraNational — 0.4%
Asian Development Bank Senior Notes 2.35% due 06/21/2027	JPY	40,000,000	443,858
Inter-American Development Bank Senior Notes 7.00% due 06/15/2025		850,000	1,112,510

			1,556,368

130

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description		Principal Amount**	Value (Note 2)
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sweden — 0.4%
Kingdom of Sweden Bonds 1.00% due 11/12/2026	SEK	4,610,000	$565,513
Kingdom of Sweden Bonds 3.50% due 06/01/2022	SEK	7,130,000	868,534

			1,434,047

Ukraine — 0.1%
Government of Ukraine Senior Notes 4.38% due 01/27/2030*	EUR	350,000	345,683
Government of Ukraine Senior Notes 7.25% due 03/15/2033*		210,000	202,650

			548,333

United Arab Emirates — 0.1%
Emirate of Abu Dhabi Senior Bonds 3.88% due 04/16/2050*		400,000	506,496

United Kingdom — 5.7%
United Kingdom Gilt Treasury Bonds 1.75% due 07/22/2057	GBP	170,000	309,344
United Kingdom Gilt Treasury Bonds 3.25% due 01/22/2044	GBP	3,130,000	6,457,461
United Kingdom Gilt Treasury Bonds 3.50% due 01/22/2045	GBP	3,030,000	6,564,930
United Kingdom Gilt Treasury Bonds 3.50% due 07/22/2068	GBP	1,020,000	3,003,420
United Kingdom Gilt Treasury Bonds 4.25% due 12/07/2046	GBP	800,000	1,970,846
United Kingdom Gilt Treasury Bonds 4.50% due 09/07/2034	GBP	1,690,000	3,483,169

			21,789,170

Venezuela — 0.0%
Republic of Venezuela Senior Bonds 9.25% due 05/07/2028†(5)(6)		230,000	15,755

Total Foreign Government Obligations (cost $164,649,560)			181,952,547

MUNICIPAL BONDS & NOTES — 0.3%
United States — 0.3%
New Hampshire Higher Education Loan Corp. FRS Revenue Bonds 1.84% (3 ML+0.85%) due 10/25/2037 (cost $1,214,052)		1,223,624	1,193,498

U.S. GOVERNMENT AGENCIES — 1.7%
United States — 1.7%
Federal Home Loan Bank 2.63% due 09/12/2025		2,200,000	2,442,391

Security Description	Principal Amount**	Value (Note 2)
United States (continued)
Federal Home Loan Mtg. Corp. 5.00% due 07/01/2035	$376,035	$431,449
5.00% due 11/01/2038	74,778	85,690
5.00% due 01/01/2039	24,095	27,619
5.00% due 09/01/2039	55,392	63,498
5.00% due 05/01/2041	298,225	343,096
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS Series 2020-DNA1, Class M2 1.67% (1 ML+1.70%) due 01/25/2050*(2)	1,148,000	1,096,150
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk REMIC FRS Series 2020-DNA3, Class B1 5.27% (1 ML+5.10%) due 06/25/2050*(2)	300,000	295,682
Federal National Mtg. Assoc. 4.50% due 02/01/2040	8,177	8,787
4.50% due 08/01/2041	87,779	97,751
6.00% due 10/01/2034	236,679	277,059
6.00% due 11/01/2034	21,539	23,968
6.00% due 02/01/2037	214,983	250,670
6.00% due 03/01/2037	21,997	25,908
6.00% due 10/01/2037	102,450	120,632
6.00% due 08/01/2038	62,768	73,002
6.00% due 06/01/2039	1,114	1,248
6.00% due 10/01/2040	96,043	112,628
6.00% due 04/01/2041	11,876	13,951
6.00% due 05/01/2041	85,851	101,000
6.00% due 10/01/2041	79,440	88,625
Federal National Mtg. Assoc. Connecticut Avenue Securities FRS Series 2019-R02, Class 1M2 2.47% (1 ML+2.30%) due 08/25/2031*(2)	214,231	211,049
Federal National Mtg. Assoc. REMIC Series 2012-153, Class B 7.00% due 07/25/2042(2)	290,384	357,283
Series 2012-111, Class B 7.00% due 10/25/2042(2)	74,695	90,230

Total U.S. Government Agencies (cost $6,291,482)		6,639,366

U.S. GOVERNMENT TREASURIES — 15.3%
United States — 15.3%
United States Treasury Bonds 2.00% due 02/15/2050	1,100,000	1,321,590
2.75% due 11/15/2047(9)	2,390,000	3,268,512
3.63% due 02/15/2044	21,620,000	32,880,135
United States Treasury Notes 2.38% due 01/31/2023	1,855,000	1,959,126
2.88% due 08/15/2028	2,980,000	3,550,041
2.13% due 07/31/2024	7,880,000	8,493,778
2.25% due 11/15/2027	6,070,000	6,873,564

Total U.S. Government Treasuries (cost $48,800,556)		58,346,746

131

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description		Shares/ Principal Amount**	Value (Note 2)
PREFERRED SECURITIES/CAPITAL SECURITIES — 1.0%
Austria — 0.1%
Erste Group Bank AG 6.50% due 04/15/2024(8)	EUR	200,000	$244,119

Brazil — 0.1%
Banco do Brasil SA (Cayman) 6.25% due 04/15/2024(8)		240,000	225,000
Itau Unibanco Holding SA 4.63% due 02/27/2025*(8)		200,000	170,300

			395,300

British Virgin Islands — 0.1%
Bluestar Finance Holdings, Ltd. Company Guar. Notes 3.88% due 06/24/2023(8)		520,000	522,760

France — 0.1%
Societe Generale SA 8.00% due 09/29/2025*(8)		350,000	392,875

Germany — 0.2%
Commerzbank AG 6.13% due 10/09/2025(8)	EUR	600,000	668,950

Italy — 0.1%
UniCredit SpA 7.50% due 06/03/2026(8)	EUR	250,000	312,277
UniCredit SpA 8.00% due 06/03/2024(8)		200,000	208,000

			520,277

Spain — 0.1%
Banco de Sabadell SA 6.50% due 05/18/2022(8)	EUR	600,000	574,251

Switzerland — 0.2%
Credit Suisse Group AG 7.25% due 09/12/2025*(8)		200,000	212,750
UBS Group Funding Switzerland AG 7.00% due 01/31/2024*(8)		350,000	371,388

			584,138

Total Preferred Securities/Capital Securities (cost $3,729,681)			3,902,670

Total Long-Term Investment Securities (cost $325,336,157)			358,733,689

SHORT-TERM INVESTMENT SECURITIES — 4.8%
Registered Investment Companies — 4.8%
State Street Institutional U.S. Government Money Market Fund, Administration Class 0.00%(10) (cost $18,346,774)		18,346,774	18,346,774

TOTAL INVESTMENTS (cost $343,682,931)(11)		98.5%	377,080,463
Other assets less liabilities		1.5	5,636,855

NET ASSETS		100.0%	$382,717,318

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2020, the aggregate value of these securities was $72,219,843 representing 18.9% of net assets.
**	Denominated in United States dollars unless otherwise indicated.
†	Non-income producing security
(1)	Collateralized Loan Obligation
(2)	Collateralized Mortgage Obligation
(3)	Commercial Mortgage Backed Security
(4)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(5)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of July 31, 2020, the Portfolio held the following restricted securities:

Description	Acquisition Date	Principal Amount	Acquisition Cost	Value	Value Per Par	% of Net Assets
Corporate Bonds & Notes
Petroleos de Venezuela SA 5.38% due 04/12/2027	10/23/2017	$390,000	$115,546	$9,750	$2.50	0.00%

Foreign Government Obligations
Republic of Venezuela 9.25% due 05/07/2028	8/1/2017	230,000	93,621	15,755	6.85	0.00%

				$25,505		0.00%

(6)	Security in default of interest.
(7)	Principal amount of security is adjusted for inflation.
(8)	Perpetual maturity — maturity date reflects the next call date.
(9)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(10)	The rate shown is the 7-day yield as of July 31, 2020.
(11)	See Note 3 for cost of investments on a tax basis.
CLO	— Collateralized Loan Obligation
USAID	— United States Agency for International Development
REMIC	— Real Estate Mortgage Investment Conduit
AUD	— Australian Dollar
CAD	— Canadian Dollar
DKK	— Danish Krone
EUR	— Euro Currency
GBP	— British Pound
JPY	— Japanese Yen
SEK	— Swedish Krona
USD	— U.S. Dollar

132

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

FRS	— Floating Rate Security
VRS	— Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at July 31, 2020 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML — 1 Month USD LIBOR

3 ML — 3 Month USD LIBOR

6 ML — 6 Month USD LIBOR

12 MTA — Federal Reserve 12-Month Treasury average Index

Over the Counter Written Call Options on Interest Rate Swap Contracts

Issue	Counterparty	Expiration Month	Strike Rate	Notional Amount (000’s)	Premiums Paid	Value at July 31, 2020	Unrealized Appreciation (Depreciation)
Call option to enter into an interest rate swap for the right to receive a fixed rate of 0.35% versus EUR-EURIBOR maturing 08/17/2025	Citibank, N.A.	August 2020	0.35%	$11,010	$29,364	$33,847	$(4,483)
Call option to enter into an interest rate swap for the right to receive a fixed rate of 0.35% versus EUR-EURIBOR-Reuters maturing 05/29/2025	Citibank, N.A.	September 2020	0.35	11,980	22,894	50,025	(27,131)
Call option to enter into an interest rate swap for the right to receive a fixed rate of 0.05% versus EUR-EURIBOR maturing 10/26/2031	Citibank, N.A.	October 2021	0.05	650	18,281	26,039	(7,758)
Call option to enter into an interest rate swap for the right to receive a fixed rate of 0.05% versus EUR-EURIBOR maturing 10/26/2031	Citibank, N.A.	October 2021	0.05	300	8,636	12,018	(3,382)
Call option to enter into an interest rate swap for the right to receive a fixed rate of 0.40% versus USD-LIBOR-BBA maturing 10/02/2030	Deutsche Bank Securities, Ltd. Japan	September 2020	0.40	7,000	88,900	24,112	64,788
Call option to enter into an interest rate swap for the right to receive a fixed rate of 0.40% versus USD-LIBOR-BBA maturing 10/02/2030	Deutsche Bank Securities, Ltd. Japan	September 2020	0.40	7,000	72,800	24,112	48,688
Call option to enter into an interest rate swap for the right to receive a fixed rate of 0.54% versus USD-LIBOR-BBA maturing 10/06/2030	Deutsche Bank Securities, Ltd. Japan	September 2020	0.54	6,700	32,998	41,821	(8,823)
Call option to enter into an interest rate swap for the right to receive a fixed rate of 0.40% versus USD-LIBOR-BBA maturing 10/06/2030	Deutsche Bank Securities, Ltd. Japan	October 2020	0.40	7,000	63,350	25,423	37,927
Call option to enter into an interest rate swap for the right to receive a fixed rate of 0.05% versus EUR-EURIBOR maturing 10/26/2031	Deutsche Bank Securities, Ltd. Japan	October 2021	0.05	550	15,478	22,033	(6,555)
Call option to enter into an interest rate swap for the right to receive a fixed rate of 0.35% versus GBP-LIBOR maturing 10/21/2030	Morgan Stanley and Co. International	October 2020	0.35	5,300	54,918	80,842	(25,924)
Call option to enter into an interest rate swap for the right to receive a fixed rate of 0.35% versus GBP-LIBOR maturing 10/02/2030	Morgan Stanley and Co. International	October 2020	0.35	2,550	28,454	34,287	(5,833)
Call option to enter into an interest rate swap for the right to receive a fixed rate of 0.35% versus GBP-LIBOR maturing 10/02/2030	Morgan Stanley and Co. International	October 2020	0.35	2,690	29,686	36,169	(6,483)
Call option to enter into an interest rate swap for the right to receive a fixed rate of 0.05% versus EUR-EURIBOR maturing 10/20/2030	Morgan Stanley and Co. International	December 2020	0.05	850	13,248	20,806	(7,558)
Call option to enter into an interest rate swap for the right to receive a fixed rate of 0.05% versus EUR-EURIBOR maturing 10/26/2030	Morgan Stanley and Co. International	December 2020	0.05	680	10,566	16,645	(6,079)
Call option to enter into an interest rate swap for the right to receive a fixed rate of 0.35% versus GBP-LIBOR maturing 10/02/2030	Morgan Stanley and Co., Inc.	October 2020	0.35	5,240	62,357	70,457	(8,100)
Call option to enter into an interest rate swap for the right to receive a fixed rate of 0.35% versus EUR-EURIBOR maturing 08/17/2025	Morgan Stanley and Co. International	August 2020	0.35	11,010	28,648	33,847	(5,199)
Call option to enter into an interest rate swap for the right to receive a fixed rate of 0.26% versus EUR-EURIBOR-Reuters maturing 08/31/2030	UBS AG	August 2020	0.26	2,180	34,812	7,174	27,638

133

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PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Over the Counter Written Call Options on Interest Rate Swap Contracts — (continued)

Issue	Counterparty	Expiration Month	Strike Rate	Notional Amount (000’s)	Premiums Paid	Value at July 31, 2020	Unrealized Appreciation (Depreciation)
Call option to enter into an interest rate swap for the right to receive a fixed rate of 0.26% versus EUR-EURIBOR-Reuters maturing 08/31/2030	UBS AG	August 2020	0.26%	$1,220	$20,023	$4,015	$16,008
Call option to enter into an interest rate swap for the right to receive a fixed rate of 0.38% versus EUR-EURIBOR maturing 07/06/2031	UBS AG	July 2021	0.38	1,030	34,588	73,784	(39,196)
Call option to enter into an interest rate swap for the right to receive a fixed rate of 0.38% versus EUR-EURIBOR maturing 07/06/2031	UBS AG	July 2021	0.38	520	20,221	37,250	(17,029)

					$690,222	$674,706	$15,516

Over the Counter Written Put Options on Interest Rate Swap Contracts

Issue	Counterparty	Expiration Month	Strike Rate	Notional Amount (000’s)	Premiums Paid	Value at July 31, 2020	Unrealized Appreciation (Depreciation)
Put option to enter into an interest rate swap for the right to pay a fixed rate of 0.15% versus EUR-EURIBOR maturing 03/29/2022	Citibank, N.A.	September 2020	0.15%	$11,980	$22,558	$4,248	$18,310
Put option to enter into an interest rate swap for the right to pay a fixed rate of 0.05% versus EUR-EURIBOR maturing 10/26/2031	Citibank, N.A.	October 2021	0.05	650	19,337	9,942	9,395
Put option to enter into an interest rate swap for the right to pay a fixed rate of 0.05% versus EUR-EURIBOR maturing 10/26/2031	Citibank, N.A.	October 2021	0.05	300	9,121	4,588	4,533
Call option to enter into an interest rate swap for the right to receive a fixed rate of 0.60% versus USD-LIBOR-BBA maturing 10/02/2030	Deutsche Bank Securities, Ltd. Japan	September 2020	0.60	12,700	45,561	53	45,508
Put option to enter into an interest rate swap for the right to pay a fixed rate of 0.05% versus EUR-EURIBOR maturing 03/29/2022	Morgan Stanley and Co. International	December 2020	0.05	680	10,566	3,890	6,676
Put option to enter into an interest rate swap for the right to pay a fixed rate of 0.05% versus EUR-EURIBOR-Reuters maturing 05/29/2025	Morgan Stanley and Co. International	December 2020	0.05	850	13,248	4,863	8,385
Put option to enter into an interest rate swap for the right to pay a fixed rate of 0.05% versus EUR-EURIBOR maturing 10/26/2031	Deutsche Bank Securities, Ltd. Japan	October 2021	0.05	550	16,588	8,412	8,176
Put option to enter into an interest rate swap for the right to pay a fixed rate of 0.38% versus EUR-EURIBOR maturing 07/06/2031	UBS AG	July 2021	0.38	1,030	14,823	4,383	10,440
Put option to enter into an interest rate swap for the right to pay a fixed rate of 0.38% versus EUR-EURIBOR maturing 07/06/2031	UBS AG	July 2021	0.38	520	6,562	2,213	4,349

					$158,364	$42,592	$115,772

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation

14	Long	Australian 10 Year Bonds	September 2020	$1,471,151	$1,494,878	$23,727

27	Long	Euro-BOBL	September 2020	4,284,077	4,301,263	17,186

3	Long	Euro-BTP	September 2020	494,527	519,441	24,914

27	Long	Euro-Bund	September 2020	5,574,440	5,645,965	71,525

42	Long	Euro-OAT	September 2020	8,168,287	8,348,725	180,438

53	Long	Euro-Schatz	September 2020	6,997,621	7,002,928	5,307

5	Long	Japan 10 Year Bonds	September 2020	7,170,091	7,197,109	27,018

27	Long	U.S. Treasury 10 Year Notes	September 2020	3,771,562	3,782,109	10,547

157	Long	U.S. Treasury 2 Year Notes	September 2020	34,658,800	34,694,547	35,747

18	Long	U.S. Treasury 5 Year Notes	September 2020	2,263,781	2,270,250	6,469

134

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PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Futures Contracts — (continued)

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation

7	Long	U.S. Treasury Long Bonds	September 2020	$1,227,621	$1,275,969	$48,348

						$451,226

						Unrealized (Depreciation)

2	Short	Euro-BUXL	September 2020	$504,634	$529,701	$(25,067)

38	Short	Long GILT	September 2020	6,843,491	6,891,754	(48,263)

16	Short	U.S. Treasury 10 Year Ultra Bonds	September 2020	2,505,009	2,548,000	(42,991)

31	Short	U.S. Treasury Ultra Bonds	September 2020	6,876,192	7,058,313	(182,121)

						$(298,442)

		Net Unrealized Appreciation (Depreciation)				$152,784

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Morgan Stanley & Co	AUD	513,929	EUR	313,423	09/16/2020	$2,301	$—
	AUD	912,859	JPY	66,748,877	09/16/2020	—	(21,405)
	AUD	427,342	NZD	454,855	09/16/2020	—	(3,689)
	AUD	3,287,812	USD	2,279,725	09/16/2020	—	(69,614)
	BRL	11,325,482	USD	2,155,220	08/04/2020	—	(15,847)
	BRL	6,059,976	USD	1,165,695	09/02/2020	5,500	—
	CAD	438,009	CHF	305,183	09/16/2020	7,070	—
	CAD	2,371,893	EUR	1,542,753	09/16/2020	47,975	—
	CAD	10,962,032	USD	8,124,697	09/16/2020	—	(60,093)
	CHF	3,653,717	EUR	3,410,667	09/16/2020	21,237	—
	CHF	301,911	GBP	254,724	09/16/2020	2,984	—
	CHF	4,843,023	USD	5,131,421	09/16/2020	—	(170,640)
	CLP	2,160,033,961	USD	2,671,952	08/27/2020	—	(181,982)
	CLP	235,465,443	USD	289,839	09/16/2020	—	(21,318)
	CNH	100,859,473	USD	14,253,308	09/16/2020	—	(137,402)
	COP	1,513,667,119	USD	405,416	08/25/2020	585	—
	COP	4,904,369,251	USD	1,320,115	08/28/2020	8,757	—
	COP	1,401,127,968	USD	373,992	09/04/2020	—	(438)
	EUR	4,426,513	USD	5,108,847	08/12/2020	—	(106,230)
	EUR	1,556,355	CAD	2,391,910	09/16/2020	—	(49,067)
	EUR	2,192,322	CHF	2,354,299	09/16/2020	—	(7,358)
	EUR	812,236	CZK	21,371,138	09/16/2020	1,750	—
	EUR	4,182,421	GBP	3,771,966	09/16/2020	7,469	—
	EUR	562,074	HUF	195,071,777	09/16/2020	4,308	—
	EUR	569,206	JPY	69,283,775	09/16/2020	—	(16,262)
	EUR	1,433,242	NOK	15,276,889	09/16/2020	—	(11,086)
	EUR	283,938	NZD	490,584	09/16/2020	—	(9,400)
	EUR	3,831,275	PLN	17,028,857	09/16/2020	30,866	—
	EUR	3,365,589	SEK	35,075,303	09/16/2020	28,458	—
	EUR	6,212,230	USD	7,102,280	09/16/2020	—	(222,102)
	GBP	948,522	EUR	1,045,217	09/16/2020	—	(9,566)
	GBP	785,314	JPY	106,966,057	09/16/2020	—	(17,209)
	GBP	8,689,484	USD	10,972,692	09/16/2020	—	(404,494)
	GBP	5,912,699	USD	7,455,896	09/30/2020	—	(286,218)
	IDR	8,528,358,423	USD	585,760	08/03/2020	1,625	—
	IDR	9,435,430,223	USD	642,675	08/18/2020	2,230	—
	IDR	2,792,924,301	USD	189,306	09/04/2020	467	—
	ILS	11,040,669	USD	3,205,646	09/16/2020	—	(39,291)
	JPY	528,436,074	USD	4,939,789	09/16/2020	—	(54,810)
	JPY	440,982,710	USD	4,122,143	10/09/2020	—	(47,194)
	KRW	3,629,290,427	USD	3,010,605	09/02/2020	—	(26,420)
	MXN	130,968,384	USD	5,762,020	09/17/2020	—	(89,751)
	NOK	12,152,292	EUR	1,135,448	09/16/2020	3,334	—

135

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Forward Foreign Currency Contracts — (continued)

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
	NOK	22,192,662	USD	2,348,856	09/16/2020	$—	$(89,848)
	NZD	2,365,816	USD	1,558,986	09/16/2020	—	(10,094)
	PLN	4,875,228	EUR	1,090,213	09/16/2020	—	(16,679)
	PLN	5,226,760	USD	1,334,165	09/16/2020	—	(61,789)
	RUB	417,346,712	USD	5,896,661	08/17/2020	283,390	—
	SEK	17,148,359	EUR	1,637,443	09/16/2020	—	(23,342)
	SEK	2,877,697	NOK	2,916,870	09/16/2020	—	(7,364)
	SEK	5,917,028	USD	658,354	09/16/2020	—	(15,848)
	SEK	3,951,035	USD	425,265	09/23/2020	—	(24,959)
	THB	24,788,940	USD	791,468	09/16/2020	—	(3,391)
	TRY	2,227,397	USD	324,888	08/05/2020	6,774	—
	TRY	4,192,726	USD	604,200	08/17/2020	12,486	—
	TRY	4,349,317	USD	629,868	08/24/2020	19,120	—
	TRY	18,052,250	USD	2,561,468	09/16/2020	61,830	—
	TRY	4,166,547	USD	593,272	09/22/2020	18,125	—
	TWD	62,869,909	USD	2,139,285	08/06/2020	—	(5,269)
	TWD	9,952,605	USD	339,865	09/16/2020	—	(600)
	TWD	9,516,842	USD	327,636	09/30/2020	1,491	—
	TWD	31,041,650	USD	1,071,849	11/09/2020	3,371	—
	USD	585,284	IDR	8,528,358,423	08/03/2020	—	(1,150)
	USD	2,152,430	BRL	11,325,482	08/04/2020	18,637	—
	USD	1,071,849	TWD	31,395,360	08/06/2020	—	(922)
	USD	20,160,949	EUR	18,394,825	08/12/2020	1,510,832	—
	USD	4,930,943	RUB	358,350,844	08/17/2020	—	(111,161)
	USD	322,363	IDR	4,690,703,576	08/18/2020	—	(3,974)
	USD	328,192	TRY	2,314,636	08/24/2020	—	(3,161)
	USD	3,039,553	CLP	2,458,341,709	08/27/2020	208,519	—
	USD	329,883	BRL	1,720,999	09/02/2020	—	(394)
	USD	1,478,679	KRW	1,777,835,005	09/02/2020	9,030	—
	USD	6,722,198	AUD	9,653,149	09/16/2020	175,556	—
	USD	8,628,357	CAD	11,635,550	09/16/2020	59,315	—
	USD	6,639,856	CHF	6,169,573	09/16/2020	114,491	—
	USD	18,516,823	CNH	130,939,046	09/16/2020	165,665	—
	USD	24,732,860	EUR	21,641,683	09/16/2020	783,254	—
	USD	3,961,322	GBP	3,126,186	09/16/2020	131,809	—
	USD	129,750	HUF	38,871,298	09/16/2020	3,162	—
	USD	306,008	ILS	1,066,944	09/16/2020	7,575	—
	USD	4,701,701	JPY	502,089,076	09/16/2020	43,875	—
	USD	1,537,816	KRW	1,834,030,169	09/16/2020	—	(2,891)
	USD	4,701,425	NOK	43,913,674	09/16/2020	124,154	—
	USD	1,279,564	NZD	1,944,516	09/16/2020	10,097	—
	USD	1,453,714	SEK	13,353,268	09/16/2020	67,794	—
	USD	638,059	THB	19,838,530	09/16/2020	—	(1,935)
	USD	2,394,358	TRY	16,789,503	09/16/2020	—	(69,568)
	USD	642,639	TWD	18,819,040	09/16/2020	1,134	—
	USD	1,440,974	ZAR	24,271,060	09/16/2020	—	(27,704)
	USD	4,479,925	MXN	100,220,343	09/17/2020	—	(2,001)
	USD	3,913,472	AUD	5,599,747	10/01/2020	88,093	—
	USD	323,758	TRY	2,290,805	10/23/2020	—	(12,085)
	USD	2,641,189	INR	199,466,110	10/28/2020	—	(3,451)
	ZAR	47,231,866	USD	2,790,531	09/16/2020	40,285	—

Net Unrealized Appreciation/(Depreciation)						$4,146,780	$(2,578,466)

AUD	— Australian Dollar	HUF	— Hungarian Forint	PLN	— Polish Zloty
BRL	— Brazilian Real	IDR	— Indonesian Rupiah	RUB	— New Russian Ruble
CAD	— Canadian Dollar	ILS	— Israeli New Shekel	SEK	— Swedish Krona
CHF	— Swiss Franc	INR	— Indian Rupee	THB	— Thai Baht
CLP	— Chilean Peso	JPY	— Japanese Yen	TRY	— Turkish Lira
CNH	— Yuan Renminbi Offshore	KRW	— South Korean Won	TWD	— Taiwan Dollar
COP	— Colombian Peso	MXN	— Mexican Peso	USD	— United States Dollar
CZK	— Czech Koruna	NOK	— Norwegian Krone	ZAR	— South African Rand
EUR	— Euro Currency	NZD	— New Zealand Dollar
GBP	— British Pound Sterling

136

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Centrally Cleared Interest Rate Swap Contracts
			Rates Exchanged		Value
EUR	Notional Amount (000’s)	Maturity Date	Payments Received by the Portfolio/Frequency	Payments Made by the Portfolio/Frequency	Upfront Payments Made (Received) by the Portfolio	Unrealized Appreciation (Depreciation)

MXN	24,380	9/15/2022	4.500%/Monthly	1 month TIIE/Monthly	$(601)	$4,795

CAD	64,490	9/16/2023	0.500%/Semi-annually	3 month CDOR/Semi-annually	(253,536)	121,473

BRL	11,055	1/2/2024	4.930%/Maturity	Less than 1 month BRCDI/Maturity	1,596	34,407

CAD	25,830	6/24/2024	0.840%/Semi-annually	3 month CDOR/Semi-annually	12,063	28,202

USD	5,000	7/25/2024	3 month USD-LIBOR/Quarterly	1 month USD-LIBOR + 0.09%/Quarterly	—	1,852

BRL	555	1/2/2025	6.260%/Monthly	Less than 1 month BRCDI/Monthly	2,304	3,638

AUD	30,470	5/16/2025	0.553%/Semi-annually	6 month BBSW/Semi-annually	(18,146)	107,798

GBP	10,190	6/17/2025	0.032%/Annually	Less than 1 month SONIA/Annually	(23,533)	85,793

MXN	37,000	9/11/2025	5.400%/Monthly	1 month TIIE/Monthly	4,903	35,816

NOK	124,890	9/16/2025	0.500%/Annually	6 month NIBOR/Semi-annually	(108,927)	46,013

AUD	3,090	4/21/2027	0.960%/Semi-annually	6 month BBSW/Semi-annually	544	25,058

AUD	10,170	9/16/2027	1.250%/Semi-annually	6 month BBSW/Semi-annually	269,316	93,083

CHF	11,720	9/16/2027	-0.500%/Annually	6 month CHF-LIBOR/Semi-annually	(65,079)	49,201

AUD	15,470	4/26/2028	1.000%/Semi-annually	6 month BBSW/Semi-annually	(30,208)	158,977

AUD	2,530	3/19/2030	1.750%/Semi-annually	6 month BBSW/Semi-annually	17,302	40,200

JPY	150,860	3/19/2030	0.250%/Semi-annually	6 month JPY-LIBOR/Semi-annually	10,613	4,121

EUR	3,930	5/21/2030	0.050%/Annually	6 month EURIBOR/Semi-annually	(2,455)	37,609

USD	5,740	5/21/2030	0.980%/Semi-annually	3 month USD-LIBOR/Quarterly	(7,964)	61,522

USD	3,180	6/18/2030	1.750%/Semi-annually	3 month USD-LIBOR/Quarterly	79,280	70,832

AUD	5,550	9/16/2030	1.500%/Semi-annually	6 month BBSW/Semi-annually	154,155	132,942

EUR	720	12/15/2030	0.000%/Annually	6 month EURIBOR/Semi-annually	11,643	1,627

EUR	1,310	7/6/2031	0.280%/Annually	6 month EURIBOR/Semi-annually	47,643	26,324

EUR	520	10/26/2031	0.050%/Annually	6 month EURIBOR/Semi-annually	9,061	3,887

AUD	900	4/21/2040	6 month BBSW/Semi-annually	1.364%/Semi-annually	(387)	1,459

JPY	196,970	6/20/2040	0.500%/Semi-annually	6 month JPY-LIBOR/Semi-annually	3,684	31,533

USD	3,230	4/9/2045	3 month USD-LIBOR/Quarterly	0.855%/Semi-annually	115	2,234

USD	3,340	4/10/2050	0.845%/Semi-annually	3 month USD-LIBOR/Quarterly	119	3,257

CAD	2,940	6/17/2050	1.750%/Semi-annually	3 month CDOR/Semi-annually	117,429	155,454

JPY	233,280	6/20/2050	0.500%/Semi-annually	6 month JPY-LIBOR/Semi-annually	(3,784)	29,512

					$227,150	$1,398,619

137

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Centrally Cleared Interest Rate Swap Contracts — (continued)
			Rates Exchanged		Value
EUR	Notional Amount (000’s)	Maturity Date	Payments Received by the Portfolio/Frequency	Payments Made by the Portfolio/Frequency	Upfront Payments Made (Received) by the Portfolio	Gross Unrealized (Depreciation)

EUR	5,190	9/16/2023	6 month EURIBOR/Semi-annually	0.000%/Annually	$(21,243)	$(11,732)

USD	38,320	9/16/2023	3 month USD-LIBOR/Quarterly	0.500%/Semi-annually	(232,811)	(143,305)

USD	20	6/21/2024	3 month USD-LIBOR/Quarterly	1.500%/Semi-annually	755	(1,760)

EUR	22,460	5/18/2025	6 month EURIBOR/Semi-annually	0.000%/Annually	19,991	(82,358)

CNY	18,360	6/17/2025	2.500%/Quarterly	Less than 1 month CNRR/Quarterly	17,685	(27,851)

EUR	6,880	9/16/2025	6 month EURIBOR/Semi-annually	0.000%/Annually	(134,939)	(29,524)

GBP	3,800	9/16/2025	6 month GBP-LIBOR/Semi-annually	1.000%/Semi-annually	(191,487)	(19,372)

EUR	13,035	9/16/2027	6 month EURIBOR/Semi-annually	0.000%/Annually	(299,491)	(75,411)

GBP	6,110	9/16/2027	6 month GBP-LIBOR/Semi-annually	1.000%/Semi-annually	(294,932)	(148,114)

GBP	8,300	3/10/2030	6 month GBP-LIBOR/Semi-annually	0.500%/Semi-annually	116,417	(157,927)

GBP	3,890	3/18/2030	Less than 1 month SONIA/Annually	0.570%/Annually	9,636	(273,666)

CHF	7,620	6/17/2030	0.000%/Annually	6 month CHF-LIBOR/Semi-annually	(88,872)	(19,800)

EUR	7,830	6/18/2030	6 month EURIBOR/Semi-annually	0.250%/Annually	(50,728)	(106,387)

GBP	2,220	6/18/2030	6 month GBP-LIBOR/Semi-annually	1.000%/Semi-annually	(48,539)	(33,001)

CAD	5,550	6/24/2030	3 month CDOR/Semi-annually	1.140%/Semi-annually	(6,451)	(30,045)

EUR	13,280	9/16/2030	6 month EURIBOR/Semi-annually	0.250%/Annually	(614,749)	(161,111)

USD	5,760	5/21/2035	3 month USD-LIBOR/Quarterly	1.160%/Semi-annually	13,978	(59,662)

GBP	470	9/16/2035	6 month GBP-LIBOR/Semi-annually	1.000%/Semi-annually	(36,549)	(20,506)

EUR	1,880	5/21/2040	6 month EURIBOR/Semi-annually	0.260%/Annually	9,024	(19,535)

EUR	1,520	6/19/2040	6 month EURIBOR/Semi-annually	0.750%/Annually	(70,014)	(28,275)

EUR	775	9/16/2040	6 month EURIBOR/Semi-annually	0.500%/Annually	(83,501)	(12,768)

EUR	810	6/20/2050	6 month EURIBOR/Semi-annually	0.500%/Annually	(58,997)	(7,159)

EUR	540	9/16/2050	6 month EURIBOR/Semi-annually	0.500%/Annually	(74,872)	(37,585)

GBP	310	9/16/2050	6 month GBP-LIBOR/Semi-annually	1.000%/Semi-annually	(68,028)	(1,990)

USD	1,280	9/16/2050	3 month USD-LIBOR/Quarterly	0.750%/Semi-annually	114,143	(103,610)

					$(2,074,574)	$(1,612,454)

Net Unrealized Appreciation/(Depreciation)					$(1,847,424)	$(213,835)

BBSW	— Bank Bill Swap Reference Rate	LIBOR	— London Interbank Offered Rate
BRCDI	— Brazil Deposit Interbank Overnight	NIBOR	— Norwegian Interbank Offered Rate
CDOR	— Canadian Dollar Offered Rate	SONIA	— Sterling Overnight Index Average
CNRR	— China Fixing Repo Rates 7 Day	TIIE	— Interbank Equilibrium Interest Rate
EURIBOR	— Euro Interbank Offered Rate

138

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Over the Counter Credit Default Swaps on Sovereign Issues — Buy Protection(1)
							Value(5)

Reference Obligation	Fixed Deal (Pay) Rate	Frequency	Maturity Date	Counterparty	Implied Credit Spread at July 31, 2020(3)	Notional Amount (000’s)(4)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
People’s Republic of China
7.50% due 10/28/2027	(1.000)%	Quarterly	6/20/2021	Citibank, N.A.	0.1178%	$12,180	$4,852	$(101,351)
People’s Republic of China
7.50% due 10/28/2027	(1.000)%	Quarterly	6/20/2021	Deutsche Bank AG	0.1178%	240	100	(2,002)
People’s Republic of China
7.50% due 10/28/2027	(1.000)%	Quarterly	6/20/2021	JPMorgan Chase Bank, N.A.	0.1178%	80	32	(666)
People’s Republic of China
7.50% due 10/28/2027	(1.000)%	Quarterly	6/20/2021	Morgan Stanley & Co. International PLC	0.1178%	11,780	4,930	(98,260)

Total							$9,914	$(202,279)

Over the Counter Credit Default Swaps on Sovereign Issues — Sell Protection(2)
							Value(5)

Reference Obligation	Fixed Deal Receive Rate	Frequency	Maturity Date	Counterparty	Implied Credit Spread at July 31, 2020(3)	Notional Amount (000’s)(4)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
People’s Republic of China 7.50% due 10/28/2027	1.000%	Quarterly	12/20/2023	Morgan Stanley & Co. International PLC	0.2629%	$1,120	$18,631	$9,495

Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection(2)
						Value(5)
Reference Obligation	Fixed Deal Receive Rate	Frequency	Maturity Date	Implied Credit Spread at July 31, 2020(3)	Notional Amount (000’s)(4)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
CDX North American Investment Grade Index	1.000%	Quarterly	6/20/2022	0.8110%	$18,850	$245,272	$(178,185)
CDX North American Investment Grade Index	1.000%	Quarterly	6/20/2023	0.5662%	9,800	113,587	10,015
CDX North American Investment Grade Index	1.000%	Quarterly	6/20/2025	0.6929%	3,550	37,373	14,858

Total						$396,232	$(153,312)

Centrally Cleared Credit Default Swaps on Sovereign Issues — Sell Protection(2)
						Value(5)

Reference Obligation	Fixed Deal Receive Rate	Frequency	Maturity Date	Implied Credit Spread at July 31, 2020(3)	Notional Amount (000’s)(4)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
People’s Republic of China 7.50% due 10/28/2027	1.000%	Quarterly	6/20/2022	0.1488%	$2,470	$34,043	$6,023
Republic of Indonesia 3.70% due 01/08/2022	1.000%	Quarterly	6/20/2024	0.8910%	1,220	6,187	(1,069)
State of Qatar 9.75% due 06/15/2030	1.000%	Quarterly	6/20/2024	0.4042%	150	2,528	960
State of Qatar 9.75% due 06/15/2030	1.000%	Quarterly	12/20/2024	0.4780%	70	1,292	314

Total						$44,050	$6,228

139

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(4)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities	$—	$18,788,418	$—	$18,788,418
Corporate Bonds & Notes	—	87,910,444	—	87,910,444
Foreign Government Obligations	—	181,952,547	—	181,952,547
Municipal Bonds & Notes	—	1,193,498	—	1,193,498
U.S. Government Agencies	—	6,639,366	—	6,639,366
U.S. Government Treasuries	—	58,346,746	—	58,346,746
Preferred Securities/Capital Securities	—	3,902,670	—	3,902,670
Registered Invesment Companies	18,346,774	—	—	18,346,774

Total Investments at Value	$18,346,774	$358,733,689	$—	$377,080,463

Other Financial Instruments:+
Over the Counter Written Call Options on Interest Rate Swap Contracts	$—	$195,049	$—	$195,049
Over the Counter Written Put Options on Interest Rate Swap Contracts	—	115,772	—	115,772
Futures Contracts	451,226	—	—	451,226
Forward Foreign Currency Contracts	—	4,146,780	—	4,146,780
Centrally Cleared Interest Rate Swap Contracts	—	1,398,619	—	1,398,619
Over the Counter Credit Default Swaps on Sovereign Issues—Sell Protection	—	9,495	—	9,495
Centrally Cleared Credit Default Swaps on Credit Indices—Sell Protection	—	24,873	—	24,873
Centrally Cleared Credit Default Swaps on Sovereign Issues—Sell Protection	—	7,297	—	7,297

Total Other Financial Instruments	$451,226	$5,897,885	$—	$6,349,111

140

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
LIABILITIES:
Other Financial Instruments:+
Over the Counter Written Call Options on Interest Rate Swap Contracts	$—	$179,533	$—	$179,533
Futures Contracts	298,442	—	—	298,442
Forward Foreign Currency Contracts	—	2,578,466	—	2,578,466
Centrally Cleared Interest Rate Swap Contracts	—	1,612,454	—	1,612,454
Over the Counter Credit Default Swaps on Sovereign Issues—Buy Protection	—	202,279	—	202,279
Centrally Cleared Credit Default Swaps on Credit Indices—Sell Protection	—	178,185	—	178,185
Centrally Cleared Credit Default Swaps on Sovereign Issues—Sell Protection	—	1,069	—	1,069

Total Other Financial Instruments	$298,442	$4,751,986	$—	$5,050,428

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Financial Statements

141

SunAmerica Series Trust SA Goldman Sachs Multi-Asset Insights Portfolio

PORTFOLIO OF PROFILE — July 31, 2020 — (unaudited)

Industry Allocation*

Registered Investment Companies	31.9%
Exchange-Traded Funds	5.0
Medical-Drugs	4.1
Computers	2.7
Real Estate Investment Trusts	2.3
E-Commerce/Products	2.3
Commercial Services-Finance	2.2
Applications Software	2.2
Computer Services	2.0
Medical-Biomedical/Gene	1.7
Web Portals/ISP	1.6
Electric-Integrated	1.4
Retail-Restaurants	1.2
Entertainment Software	1.2
Electronic Components-Semiconductors	1.2
Cosmetics & Toiletries	1.2
Retail-Discount	1.1
Banks-Commercial	1.1
Semiconductor Equipment	1.1
Metal-Diversified	1.1
Insurance-Life/Health	1.0
Diversified Banking Institutions	1.0
Internet Content-Information/News	1.0
Internet Content-Entertainment	1.0
Medical-HMO	0.8
Coatings/Paint	0.8
Retail-Building Products	0.8
Medical Products	0.7
Finance-Other Services	0.7
Food-Retail	0.7
Auto-Cars/Light Trucks	0.6
Cellular Telecom	0.6
Printing-Commercial	0.6
Cable/Satellite TV	0.6
Enterprise Software/Service	0.6
Aerospace/Defense	0.6
Electronic Forms	0.5
Medical Instruments	0.5
Power Converter/Supply Equipment	0.5
Medical-Hospitals	0.5
Transport-Rail	0.5
Transport-Services	0.5
Telephone-Integrated	0.5
Medical Labs & Testing Services	0.5
Food-Misc./Diversified	0.5
Beverages-Non-alcoholic	0.5
Retail-Sporting Goods	0.4
Computer Software	0.4
Oil Companies-Exploration & Production	0.4
Insurance-Property/Casualty	0.4
Investment Companies	0.4
Web Hosting/Design	0.4
Building Products-Wood	0.4
Beverages-Wine/Spirits	0.4
Diversified Minerals	0.4
Transport-Truck	0.4
Distribution/Wholesale	0.4
Insurance Brokers	0.4
Building-Residential/Commercial	0.4
Building Products-Air & Heating	0.3

Metal-Iron	0.3%
Electric Products-Misc.	0.3
Tobacco	0.3
Finance-Leasing Companies	0.3
Building & Construction Products-Misc.	0.3
Diagnostic Kits	0.3
Building-Heavy Construction	0.3
Insurance-Multi-line	0.3
Soap & Cleaning Preparation	0.2
Diversified Manufacturing Operations	0.2
Gambling (Non-Hotel)	0.2
Wire & Cable Products	0.2
Electronic Security Devices	0.2
Machinery-Construction & Mining	0.2
Finance-Consumer Loans	0.2
Computers-Other	0.2
Diversified Operations/Commercial Services	0.2
Lighting Products & Systems	0.2
Oil Companies-Integrated	0.2
Oil-Field Services	0.1
Therapeutics	0.1
Networking Products	0.1
Semiconductor Components-Integrated Circuits	0.1
Retail-Automobile	0.1
Internet Connectivity Services	0.1
Casino Services	0.1
Medical-Wholesale Drug Distribution	0.1
Vitamins & Nutrition Products	0.1
Computer Data Security	0.1
Gold Mining	0.1
Finance-Auto Loans	0.1
Chemicals-Specialty	0.1
Banks-Super Regional	0.1
Respiratory Products	0.1
Veterinary Diagnostics	0.1
Instruments-Scientific	0.1
Real Estate Operations & Development	0.1
Electronic Parts Distribution	0.1
Internet Application Software	0.1
Energy-Alternate Sources	0.1
Communications Software	0.1
E-Commerce/Services	0.1
Machinery-Electrical	0.1
MRI/Medical Diagnostic Imaging	0.1

98.3%

*	Calculated as a percentage of net assets

142

SunAmerica Series Trust SA Goldman Sachs Multi-Asset Insights Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 61.4%
Advertising Services — 0.0%
Dentsu Group, Inc.	300	$6,759

Aerospace/Defense — 0.6%
Lockheed Martin Corp.	316	119,755
Raytheon Technologies Corp.	47	2,664
Teledyne Technologies, Inc.†	243	74,528

		196,947

Agricultural Biotech — 0.0%
Corteva, Inc.	559	15,965

Agricultural Chemicals — 0.0%
Yara International ASA	276	11,607

Applications Software — 2.2%
Microsoft Corp.	3,523	722,250
ServiceNow, Inc.†	183	80,374

		802,624

Auto-Cars/Light Trucks — 0.6%
Fiat Chrysler Automobiles NV†	260	2,662
General Motors Co.	2,923	72,753
Honda Motor Co., Ltd.	3,300	80,176
Subaru Corp.	3,300	62,951

		218,542

Banks-Commercial — 1.1%
CVB Financial Corp.	5,849	105,691
Intesa Sanpaolo SpA	75,755	153,886
Signature Bank	333	34,142
TriCo Bancshares	493	13,804
TriState Capital Holdings, Inc.†	672	8,904
Western Alliance Bancorp	2,507	90,127

		406,554

Banks-Super Regional — 0.1%
Wells Fargo & Co.	1,317	31,950

Beverages-Non-alcoholic — 0.5%
Monster Beverage Corp.†	2,070	162,454

Beverages-Wine/Spirits — 0.4%
Diageo PLC	3,852	141,153

Building & Construction Products-Misc. — 0.3%
Louisiana-Pacific Corp.	3,351	106,126

Building Products-Air & Heating — 0.3%
Johnson Controls International PLC	2,863	110,168
Lennox International, Inc.	35	9,385

		119,553

Building Products-Wood — 0.4%
Masco Corp.	2,509	143,414

Building-Heavy Construction — 0.3%
ACS Actividades de Construccion y Servicios SA	4,198	97,378

Building-Maintenance & Services — 0.0%
Rentokil Initial PLC	823	5,787

Building-Residential/Commercial — 0.4%
Barratt Developments PLC	1,505	10,134
D.R. Horton, Inc.	1,290	85,347
PulteGroup, Inc.	737	32,133

		127,614

Security Description	Shares	Value (Note 2)
Cable/Satellite TV — 0.6%
Liberty Broadband Corp., Class C†	821	$112,699
Liberty Global PLC, Class C†	4,065	92,519

		205,218

Casino Services — 0.1%
Sankyo Co., Ltd.	900	22,480
Scientific Games Corp.†	375	6,589
Sega Sammy Holdings, Inc.	800	9,009

		38,078

Cellular Telecom — 0.6%
Hikari Tsushin, Inc.	300	64,813
NTT DOCOMO, Inc.	2,700	74,281
Softbank Corp.	5,300	71,035

		210,129

Chemicals-Plastics — 0.0%
Avient Corp.	439	10,492

Chemicals-Specialty — 0.1%
Ingevity Corp.†	558	32,632

Coatings/Paint — 0.8%
Axalta Coating Systems, Ltd.†	5,277	117,149
Sherwin-Williams Co.	270	174,939

		292,088

Commercial Services — 0.0%
RELX PLC	398	8,449

Commercial Services-Finance — 2.2%
Experian PLC	2,349	82,774
FleetCor Technologies, Inc.†	51	13,187
IHS Markit, Ltd.	601	48,519
PayPal Holdings, Inc.†	1,437	281,753
S&P Global, Inc.	566	198,241
Square, Inc., Class A†	450	58,433
TransUnion	1,386	124,144

		807,051

Communications Software — 0.1%
RingCentral, Inc., Class A†	68	19,738

Computer Data Security — 0.1%
Fortinet, Inc.†	258	35,681

Computer Services — 2.0%
Capgemini SE	551	71,449
Cognizant Technology Solutions Corp., Class A	431	29,446
Fujitsu, Ltd.	1,400	187,876
International Business Machines Corp.	1,138	139,906
NEC Corp.	2,600	146,762
Nomura Research Institute, Ltd.	3,100	81,984
Perspecta, Inc.	3,568	76,355

		733,778

Computer Software — 0.4%
Box, Inc., Class A†	3,654	65,590
Cloudera, Inc.†	1,286	14,493
Zoom Video Communications, Inc., Class A†	311	78,966

		159,049

Computers — 2.7%
Apple, Inc.	2,252	957,190

143

SunAmerica Series Trust SA Goldman Sachs Multi-Asset Insights Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Computers-Other — 0.2%
Lumentum Holdings, Inc.†	706	$65,538

Cosmetics & Toiletries — 1.2%
Essity AB, Class B†	4,308	141,892
Procter & Gamble Co.	1,851	242,703
Unilever PLC ADR	481	29,091

		413,686

Data Processing/Management — 0.0%
Fidelity National Information Services, Inc.	77	11,266

Diagnostic Kits — 0.3%
DiaSorin SpA	127	24,934
Quidel Corp.†	284	80,222

		105,156

Distribution/Wholesale — 0.4%
D’Ieteren SA	2,395	129,400
Ferguson PLC	91	8,138

		137,538

Diversified Banking Institutions — 1.0%
Banco Santander SA	17,719	38,057
Bank of America Corp.	5,711	142,090
Citigroup, Inc.	3,434	171,734

		351,881

Diversified Manufacturing Operations — 0.2%
General Electric Co.	13,052	79,226

Diversified Minerals — 0.4%
BHP Group PLC	6,470	141,111

Diversified Operations — 0.0%
CK Hutchison Holdings, Ltd.	1,000	6,530

Diversified Operations/Commercial Services — 0.2%
Brambles, Ltd.	8,080	62,428

E-Commerce/Products — 2.3%
Amazon.com, Inc.†	170	537,996
eBay, Inc.	3,147	173,966
Etsy, Inc.†	872	103,227

		815,189

E-Commerce/Services — 0.1%
ChannelAdvisor Corp.†	298	6,070
Lyft, Inc., Class A†	465	13,592

		19,662

E-Marketing/Info — 0.0%
Moneysupermarket.com Group PLC	2,205	8,531

Electric Products-Misc. — 0.3%
AMETEK, Inc.	408	38,046
Legrand SA	1,044	80,873

		118,919

Electric-Integrated — 1.4%
Chubu Electric Power Co., Inc.	500	5,935
CLP Holdings, Ltd.	2,000	18,952
DTE Energy Co.	1,288	148,932
Enel SpA	19,518	178,654
Public Service Enterprise Group, Inc.	2,708	151,486

		503,959

Security Description	Shares	Value (Note 2)
Electronic Components-Misc. — 0.0%
Jabil, Inc.	230	$8,018

Electronic Components-Semiconductors — 1.2%
Advanced Micro Devices, Inc.†	88	6,814
Dialog Semiconductor PLC†	1,882	86,403
Intel Corp.	1,094	52,217
Megachips Corp.	400	7,669
NVIDIA Corp.	240	101,901
Rohm Co., Ltd.	700	44,578
STMicroelectronics NV	4,352	123,331

		422,913

Electronic Forms — 0.5%
Adobe, Inc.†	440	195,501

Electronic Parts Distribution — 0.1%
Arrow Electronics, Inc.†	146	10,456
SYNNEX Corp.	94	11,726

		22,182

Electronic Security Devices — 0.2%
Allegion PLC	762	75,789

Energy-Alternate Sources — 0.1%
Renewable Energy Group, Inc.†	737	20,326

Enterprise Software/Service — 0.6%
Black Knight, Inc.†	560	41,955
TIS, Inc.	1,200	25,938
Workday, Inc., Class A†	82	14,836
Xero, Ltd.†	1,867	120,339

		203,068

Entertainment Software — 1.2%
DeNA Co., Ltd.	4,500	50,860
Konami Holdings Corp.	3,500	107,213
Nexon Co., Ltd.	200	5,160
Take-Two Interactive Software, Inc.†	790	129,576
Zynga, Inc., Class A†	13,772	135,379

		428,188

Finance-Auto Loans — 0.1%
Ally Financial, Inc.	1,645	33,065

Finance-Consumer Loans — 0.2%
Synchrony Financial	2,970	65,726

Finance-Credit Card — 0.0%
Alliance Data Systems Corp.	290	12,865
Visa, Inc., Class A	16	3,046

		15,911

Finance-Investment Banker/Broker — 0.0%
Interactive Brokers Group, Inc., Class A	269	13,342

Finance-Leasing Companies — 0.3%
ORIX Corp.	10,500	112,994

Finance-Other Services — 0.7%
CME Group, Inc.	935	155,378
Euronext NV*	594	68,069
London Stock Exchange Group PLC	177	19,743
Plus500, Ltd.	564	8,873

		252,063

Fisheries — 0.0%
Toyo Suisan Kaisha, Ltd.	100	6,043

144

SunAmerica Series Trust SA Goldman Sachs Multi-Asset Insights Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Food-Dairy Products — 0.0%
China Mengniu Dairy Co., Ltd.	3,000	$14,059

Food-Flour & Grain — 0.0%
Tingyi Cayman Islands Holding Corp.	4,000	7,432

Food-Misc./Diversified — 0.5%
Nestle SA	1,201	142,289
Orkla ASA	1,934	19,078
Tate & Lyle PLC	337	2,875

		164,242

Food-Retail — 0.7%
HelloFresh SE†	1,250	68,044
Koninklijke Ahold Delhaize NV	1,799	51,858
Seven & i Holdings Co., Ltd.	4,100	124,920
Sprouts Farmers Market, Inc.†	273	7,202

		252,024

Gambling (Non-Hotel) — 0.2%
International Game Technology PLC	2,151	21,209
Red Rock Resorts, Inc., Class A	5,259	57,639

		78,848

Gold Mining — 0.1%
Evolution Mining, Ltd.	7,609	32,136
Regis Resources, Ltd.	746	3,025

		35,161

Instruments-Scientific — 0.1%
PerkinElmer, Inc.	202	24,020

Insurance Brokers — 0.4%
Aon PLC, Class A	657	134,830

Insurance-Life/Health — 1.0%
AIA Group, Ltd.	2,400	21,508
Aviva PLC	23,127	80,509
Brighthouse Financial, Inc.†	2,086	59,117
Equitable Holdings, Inc.	2,419	49,493
Trupanion, Inc.†	212	10,721
Voya Financial, Inc.	2,828	139,703

		361,051

Insurance-Multi-line — 0.3%
Allianz SE	229	47,764
American Financial Group, Inc.	793	48,191

		95,955

Insurance-Property/Casualty — 0.4%
Fidelity National Financial, Inc.	4,285	138,662
First American Financial Corp.	270	13,773

		152,435

Internet Application Software — 0.1%
Okta, Inc.†	93	20,551

Internet Connectivity Services — 0.1%
Cogent Communications Holdings, Inc.	431	38,837

Internet Content-Entertainment — 1.0%
Facebook, Inc., Class A†	993	251,895
Netflix, Inc.†	132	64,532
Pinterest, Inc., Class A†	780	26,746

		343,173

Security Description	Shares	Value (Note 2)
Internet Content-Information/News — 1.0%
M3, Inc.	1,300	$66,386
Scout24 AG*	1,639	141,828
Spotify Technology SA†	552	142,317

		350,531

Investment Companies — 0.4%
Investor AB, Class A	487	28,549
Investor AB, Class B	2,030	119,998

		148,547

Lighting Products & Systems — 0.2%
Universal Display Corp.	356	62,104

Machinery-Construction & Mining — 0.2%
Caterpillar, Inc.	506	67,237

Machinery-Electrical — 0.1%
Hitachi, Ltd.	600	17,811

Medical Information Systems — 0.0%
Pro Medicus, Ltd.	284	4,867

Medical Instruments — 0.5%
Edwards Lifesciences Corp.†	1,968	154,311
Medtronic PLC	315	30,391

		184,702

Medical Labs & Testing Services — 0.5%
IQVIA Holdings, Inc.†	300	47,517
Lonza Group AG	201	125,467

		172,984

Medical Products — 0.7%
Cooper Cos., Inc.	244	69,035
Sartorius Stedim Biotech	58	18,058
Sonova Holding AG†	466	104,661
West Pharmaceutical Services, Inc.	247	66,411

		258,165

Medical-Biomedical/Gene — 1.7%
ACADIA Pharmaceuticals, Inc.†	435	18,083
Alexion Pharmaceuticals, Inc.†	297	30,439
Biogen, Inc.†	549	150,805
Gilead Sciences, Inc.	2,403	167,081
Illumina, Inc.†	251	95,922
Incyte Corp.†	372	36,739
Vertex Pharmaceuticals, Inc.†	343	93,296
Xencor, Inc.†	435	13,089

		605,454

Medical-Drugs — 4.1%
AbbVie, Inc.	2,153	204,341
Astellas Pharma, Inc.	9,100	142,405
Chugai Pharmaceutical Co., Ltd.	300	13,442
Galapagos NV†	675	125,310
Jazz Pharmaceuticals PLC†	20	2,165
Kaken Pharmaceutical Co., Ltd.	600	27,117
Merck & Co., Inc.	678	54,403
Novartis AG	2,503	207,296
Novo Nordisk A/S, Class B	1,578	104,111
Ono Pharmaceutical Co., Ltd.	1,500	42,073
Roche Holding AG	764	264,351
Roche Holding AG	20	6,885

145

SunAmerica Series Trust SA Goldman Sachs Multi-Asset Insights Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical-Drugs (continued)
Sanofi	709	$74,120
Shionogi & Co., Ltd.	800	47,517
Takeda Pharmaceutical Co., Ltd.	4,700	167,219

		1,482,755

Medical-Generic Drugs — 0.0%
Sawai Pharmaceutical Co., Ltd.	100	4,740

Medical-HMO — 0.8%
Anthem, Inc.	613	167,840
Humana, Inc.	345	135,395

		303,235

Medical-Hospitals — 0.5%
HCA Healthcare, Inc.	844	106,884
Universal Health Services, Inc., Class B	687	75,501

		182,385

Medical-Wholesale Drug Distribution — 0.1%
McKesson Corp.	242	36,339

Metal-Diversified — 1.1%
Anglo American PLC	4,128	101,871
Boliden AB	2,014	54,920
Dowa Holdings Co., Ltd.	200	5,876
Rio Tinto PLC ADR	2,983	182,082
Rio Tinto, Ltd.	617	44,935

		389,684

Metal-Iron — 0.3%
Fortescue Metals Group, Ltd.	9,584	119,130

MRI/Medical Diagnostic Imaging — 0.1%
Sonic Healthcare, Ltd.	729	16,710

Networking Products — 0.1%
Arista Networks, Inc.†	58	15,067
NeoPhotonics Corp.†	2,042	18,602
NETGEAR, Inc.†	281	8,641

		42,310

Oil Companies-Exploration & Production — 0.4%
EOG Resources, Inc.	2,300	107,755
Santos, Ltd.	12,254	46,086

		153,841

Oil Companies-Integrated — 0.2%
Chevron Corp.	589	49,441
OMV AG	215	6,807

		56,248

Oil-Field Services — 0.1%
TechnipFMC PLC	6,356	51,039

Photo Equipment & Supplies — 0.0%
Nikon Corp.	300	2,102

Power Converter/Supply Equipment — 0.5%
Schneider Electric SE	1,580	184,081

Printing-Commercial — 0.6%
Dai Nippon Printing Co., Ltd.	4,600	100,749
Toppan Printing Co., Ltd.	7,100	107,264

		208,013

Real Estate Investment Trusts — 2.3%
American Tower Corp.	27	7,057

Security Description	Shares	Value (Note 2)
Real Estate Investment Trusts (continued)
Apartment Investment & Management Co., Class A	325	$12,616
Camden Property Trust	801	72,739
CoreSite Realty Corp.	866	111,757
CyrusOne, Inc.	429	35,787
Duke Realty Corp.	135	5,426
Equity LifeStyle Properties, Inc.	1,931	131,926
First Industrial Realty Trust, Inc.	664	29,163
Invitation Homes, Inc.	5,191	154,796
Lamar Advertising Co., Class A	1,231	80,914
NexPoint Residential Trust, Inc.	106	4,052
SBA Communications Corp.	503	156,705
Starwood Property Trust, Inc.	1,543	23,068

		826,006

Real Estate Operations & Development — 0.1%
CK Asset Holdings, Ltd.	3,000	16,541
Sun Hung Kai Properties, Ltd.	500	6,077

		22,618

Respiratory Products — 0.1%
Fisher & Paykel Healthcare Corp., Ltd.	1,278	30,530

Retail-Automobile — 0.1%
Lithia Motors, Inc., Class A	182	41,705

Retail-Building Products — 0.8%
Home Depot, Inc.	402	106,727
Lowe’s Cos., Inc.	522	77,731
Nitori Holdings Co., Ltd.	400	87,952
Shimachu Co., Ltd.	500	13,621

		286,031

Retail-Consumer Electronics — 0.0%
K’s Holdings Corp.†	1,000	12,872

Retail-Discount — 1.1%
BJ’s Wholesale Club Holdings, Inc.†	327	13,096
Costco Wholesale Corp.	620	201,829
Dollar General Corp.	32	6,093
Pan Pacific International Holdings Corp.	900	20,407
Target Corp.	1,347	169,560

		410,985

Retail-Restaurants — 1.2%
Chipotle Mexican Grill, Inc.†	122	140,929
Domino’s Pizza, Inc.	359	138,793
Wingstop, Inc.	1,059	165,469

		445,191

Retail-Sporting Goods — 0.4%
Sportsman’s Warehouse Holdings, Inc.†	9,985	160,659

Savings & Loans/Thrifts — 0.0%
Riverview Bancorp, Inc.	2,504	12,220

Schools — 0.0%
Benesse Holdings, Inc.	100	2,607

Semiconductor Components-Integrated Circuits — 0.1%
Analog Devices, Inc.	288	33,077
QUALCOMM, Inc.	84	8,871

		41,948

Semiconductor Equipment — 1.1%
ASM International NV	988	150,060
ASML Holding NV	204	72,062

146

SunAmerica Series Trust SA Goldman Sachs Multi-Asset Insights Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Semiconductor Equipment (continued)
Lam Research Corp.	67	$25,270
Siltronic AG	138	12,409
Tokyo Electron, Ltd.	500	136,596

		396,397

Soap & Cleaning Preparation — 0.2%
Henkel AG & Co. KGaA	32	2,782
Henkel AG & Co. KGaA (Preference Shares)	668	65,813
Reckitt Benckiser Group PLC	151	15,272

		83,867

Telecommunication Equipment — 0.0%
Viavi Solutions, Inc.†	841	11,631

Telephone-Integrated — 0.5%
Deutsche Telekom AG	2,173	36,386
KDDI Corp.	2,700	83,113
Nippon Telegraph & Telephone Corp.	2,400	55,555

		175,054

Therapeutics — 0.1%
Sarepta Therapeutics, Inc.†	328	50,355

Tobacco — 0.3%
Imperial Brands PLC	4,598	77,153
Swedish Match AB	503	38,539

		115,692

Transport-Rail — 0.5%
Union Pacific Corp.	1,030	178,551

Transport-Services — 0.5%
Deutsche Post AG	4,401	178,422

Transport-Truck — 0.4%
Old Dominion Freight Line, Inc.	770	140,771

Veterinary Diagnostics — 0.1%
Elanco Animal Health, Inc.†	1,019	24,079

Vitamins & Nutrition Products — 0.1%
Herbalife Nutrition, Ltd.†	702	35,970

Web Hosting/Design — 0.4%
VeriSign, Inc.†	690	146,059

Web Portals/ISP — 1.6%
Alphabet, Inc., Class A†	224	333,301

Security Description	Shares/ Principal Amount	Value (Note 2)
Web Portals/ISP (continued)
Alphabet, Inc., Class C†	130	$192,785
Z Holdings Corp.	8,300	43,806

		569,892

Wire & Cable Products — 0.2%
Belden, Inc.	170	5,372
Prysmian SpA	2,792	71,597

		76,969

Total Common Stocks (cost $19,577,424)		22,124,462

EXCHANGE-TRADED FUNDS — 5.0%
Vanguard Value ETF	12,989	1,341,894
iShares Global Infrastructure ETF	11,957	467,997

Total Exchange-Traded Funds (cost $1,977,176)		1,809,891

Total Long-Term Investment Securities (cost $21,554,600)		23,934,353

SHORT-TERM INVESTMENT SECURITIES — 31.9%
Registered Investment Companies — 31.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.09%(1) (cost $11,510,217)	11,510,217	11,510,217

TOTAL INVESTMENTS (cost $33,064,817)(2)	98.3%	35,444,570
Other assets less liabilities	1.7	620,518

NET ASSETS	100.0%	$36,065,088

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2020, the aggregate value of these securities was $209,897 representing 0.6% of net assets.
(1)	The rate shown is the 7-day yield as of July 31, 2020.
(2)	See Note 3 for cost of investments on a tax basis.

ADR — American Depositary Receipt

ETF — Exchange-Traded Funds

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation / (Depreciation)
71	Long	U.S. Treasury 10 Year Notes	September 2020	$9,862,160	$9,945,547	$83,387
14	Long	MSCI Emerging Markets Index	September 2020	679,018	748,510	69,492
8	Long	S&P 500 E-Mini Index	September 2020	1,210,464	1,305,400	94,936

						$247,815

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

147

SunAmerica Series Trust SA Goldman Sachs Multi-Asset Insights Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Centrally Cleared Credit Default Swaps on Credit Indicies — Sell Protection (1)
					Value(4)
Reference Obligations	Fixed Deal Receive Rate/ Payment Frequency	Termination Date	Implied Credit Spread at July 31, 2020(2)	Notional Amount(3) (000’s)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX North America Investment Grade Index	1.000%/Quarterly	06/20/2025	0.6929%	$6,170	$(2,161)	$92,940
CDX North America Investment Grade Index	1.000%/Quarterly	06/20/2030	1.0561%	1,180	(29,781)	23,806

					$(31,942)	$116,746

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(3)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$14,733,309	$7,391,153	**	$—	$22,124,462
Exchanged -Traded Funds	1,809,891	—		—	1,809,891
Short-Term Investment Securities	11,510,217	—		—	11,510,217

Total Investments at Value	$28,053,417	$7,391,153		$—	$35,444,570

Other Financial Instruments:†
Futures Contracts	$247,815	$—		$—	$247,815
Centrally Cleared Credit Default Swaps on Credit Indicies - Sell Protection	—	116,746		—	116,746

Total Other Financial Instruments	$247,815	$116,746		$—	$364,561

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Financial Statements

148

SunAmerica Series Trust SA Index Allocation 60/40 Portfolio

PORTFOLIO PROFILE — July 31, 2020 — (unaudited)

Industry Allocation*

Domestic Equity Investment Companies	50.2%
Domestic Fixed Income Investment Companies	40.5
International Equity Investment Companies	9.4

100.1%

*	Calculated as a percentage of net assets

149

SunAmerica Series Trust SA Index Allocation 60/40 Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited)

Security Description	Shares	Value (Note 2)
AFFILIATED REGISTERED INVESTMENT COMPANIES@# — 100.1%
Domestic Equity Investment Companies — 50.2%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	2,488,489	$66,392,880
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	677,883	7,334,698
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1†	759,503	8,073,520

Total Domestic Equity Investment Companies (cost $72,599,272)		81,801,098

Domestic Fixed Income Investment Companies — 40.5%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	3,766,088	44,213,869
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	1,989,103	21,860,246

Total Domestic Fixed Income Investment Companies (cost $59,931,144)		66,074,115

Security Description	Shares	Value (Note 2)
International Equity Investment Companies — 9.4%
SunAmerica Series Trust SA International Index Portfolio, Class 1 (cost $15,380,848)	1,432,537	$15,242,196

TOTAL INVESTMENTS (cost $147,911,264)(1)	100.1%	163,117,409
Liabilities in excess of other assets	(0.1)	(116,656)

NET ASSETS	100.0%	$163,000,753

†	Non-income producing security
@	The SunAmerica Series Trust SA Index Allocation 60/40 Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.
#	See Note 8
(1)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$163,117,409	$—	$—	$163,117,409

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

150

SunAmerica Series Trust SA Index Allocation 80/20 Portfolio

PORTFOLIO PROFILE — July 31, 2020 — (unaudited)

Industry Allocation*

Domestic Equity Investment Companies	65.2%
Domestic Fixed Income Investment Companies	20.7
International Equity Investment Companies	14.2

100.1%

*	Calculated as a percentage of net assets

151

SunAmerica Series Trust SA Index Allocation 80/20 Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited)

Security Description	Shares	Value (Note 2)
AFFILIATED REGISTERED INVESTMENT COMPANIES@# — 100.1%
Domestic Equity Investment Companies — 65.2%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	5,695,049	$151,943,916
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	2,609,783	28,237,857
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1†	1,389,746	14,772,999

Total Domestic Equity Investment Companies (cost $172,732,753)		194,954,772

Domestic Fixed Income Investment Companies — 20.7%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	3,525,449	41,388,770
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	1,852,118	20,354,782

Total Domestic Fixed Income Investment Companies (cost $56,092,548)		61,743,552

International Equity Investment Companies — 14.2%
SunAmerica Series Trust SA International Index Portfolio, Class 1 (cost $43,236,343)	3,993,318	42,488,909

TOTAL INVESTMENTS (cost $272,061,644)(1)	100.1%	299,187,233
Liabilities in excess of other assets	(0.1)	(168,115)

NET ASSETS	100.0%	$299,019,118

†	Non-income producing security
@	The SunAmerica Series Trust SA Index Allocation 80/20 Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.
#	See Note 8
(1)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$299,187,233	$—	$—	$299,187,233

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

152

SunAmerica Series Trust SA Index Allocation 90/10 Portfolio

PORTFOLIO PROFILE — July 31, 2020 — (unaudited)

Industry Allocation*

Domestic Equity Investment Companies	70.1%
International Equity Investment Companies	19.1
Domestic Fixed Income Investment Companies	10.8

100.0%

*	Calculated as a percentage of net assets

153

SunAmerica Series Trust SA Index Allocation 90/10 Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited)

Security Description	Shares	Value (Note 2)
AFFILIATED REGISTERED INVESTMENT COMPANIES@# — 100.0%
Domestic Equity Investment Companies — 70.1%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	15,980,743	$426,366,227
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	6,650,781	71,961,447
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1†	3,553,144	37,769,919

Total Domestic Equity Investment Companies (cost $477,263,023)		536,097,593

Domestic Fixed Income Investment Companies — 10.8%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	4,841,255	56,836,333
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	2,373,895	26,089,109

Total Domestic Fixed Income Investment Companies (cost $76,527,480)		82,925,442

International Equity Investment Companies — 19.1%
SunAmerica Series Trust SA International Index Portfolio, Class 1 (cost $147,901,823)	13,717,688	145,956,199

TOTAL INVESTMENTS (cost $701,692,326)(1)	100.0%	764,979,234
Liabilities in excess of other assets	(0.0)	(341,505)

NET ASSETS	100.0%	$764,637,729

@	The SunAmerica Series Trust SA Index Allocation 90/10 Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.
#	See Note 8
†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$764,979,234	$—	$—	$764,979,234

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

154

SunAmerica Series Trust SA International Index Portfolio

PORTFOLIO PROFILE — July 31, 2020 — (unaudited)

Industry Allocation*

Medical-Drugs	9.0%
Repurchase Agreements	5.4
Banks-Commercial	4.2
Diversified Banking Institutions	3.5
Food-Misc./Diversified	3.0
Cosmetics & Toiletries	2.6
Auto-Cars/Light Trucks	2.6
Oil Companies-Integrated	2.5
Telephone-Integrated	2.3
Insurance-Life/Health	2.2
Electric-Integrated	2.1
Semiconductor Equipment	1.5
Insurance-Multi-line	1.3
U.S. Government Treasuries	1.3
Chemicals-Diversified	1.3
Medical Products	1.3
Metal-Diversified	1.3
Electronic Components-Misc.	1.3
Food-Retail	1.2
Enterprise Software/Service	1.2
Real Estate Investment Trusts	1.1
Cellular Telecom	1.1
Chemicals-Specialty	1.1
Finance-Other Services	1.0
Industrial Automated/Robotic	1.0
Beverages-Wine/Spirits	0.9
Diversified Minerals	0.9
Brewery	0.9
Tobacco	0.9
Medical-Biomedical/Gene	0.9
Diversified Manufacturing Operations	0.9
Real Estate Operations & Development	0.8
Textile-Apparel	0.8
Audio/Video Products	0.8
Transport-Rail	0.8
Computer Services	0.8
Import/Export	0.8
Retail-Apparel/Shoe	0.8
Transport-Services	0.8
Commercial Services	0.8
Machinery-General Industrial	0.7
Soap & Cleaning Preparation	0.7
Machinery-Electrical	0.7
Building & Construction Products-Misc.	0.6
Building-Heavy Construction	0.6
Internet Content-Information/News	0.6
Insurance-Property/Casualty	0.6
Gas-Distribution	0.6
Commercial Services-Finance	0.6
Insurance-Reinsurance	0.6
Aerospace/Defense-Equipment	0.5
Industrial Gases	0.5
Electric-Distribution	0.5
Apparel Manufacturers	0.5
Investment Companies	0.5
Medical Labs & Testing Services	0.5
Toys	0.5
Building-Residential/Commercial	0.5
Food-Dairy Products	0.5
Paper & Related Products	0.5
Real Estate Management/Services	0.4

Electronic Components-Semiconductors	0.4%
Power Converter/Supply Equipment	0.4
Building Products-Cement	0.4
Retail-Building Products	0.4
Medical Instruments	0.4
Athletic Footwear	0.4
Building Products-Air & Heating	0.4
Human Resources	0.4
Exchange-Traded Funds	0.4
Building & Construction-Misc.	0.4
Auto/Truck Parts & Equipment-Original	0.3
Machinery-Construction & Mining	0.3
Rubber-Tires	0.3
Oil Refining & Marketing	0.3
Investment Management/Advisor Services	0.3
Instruments-Controls	0.3
Electric-Generation	0.3
Telecom Services	0.3
Optical Supplies	0.3
Multimedia	0.3
Gold Mining	0.3
Public Thoroughfares	0.3
Oil Companies-Exploration & Production	0.3
Water	0.3
Retail-Jewelry	0.2
Aerospace/Defense	0.2
Dialysis Centers	0.2
Office Automation & Equipment	0.2
Gambling (Non-Hotel)	0.2
Private Equity	0.2
Casino Hotels	0.2
Networking Products	0.2
Coatings/Paint	0.2
Auto-Heavy Duty Trucks	0.2
Computers-Integrated Systems	0.2
Energy-Alternate Sources	0.2
Distribution/Wholesale	0.2
Food-Catering	0.2
Diversified Operations	0.2
Steel-Producers	0.2
Electronic Measurement Instruments	0.2
Entertainment Software	0.2
Wireless Equipment	0.2
Finance-Investment Banker/Broker	0.2
Machinery-Farming	0.2
Retail-Discount	0.2
Computer Aided Design	0.2
Resorts/Theme Parks	0.2
Electric-Transmission	0.2
Electronic Security Devices	0.2
Applications Software	0.2
Publishing-Periodicals	0.2
Airport Development/Maintenance	0.1
Electric Products-Misc.	0.1
Beverages-Non-alcoholic	0.1
Security Services	0.1
Finance-Leasing Companies	0.1
E-Commerce/Services	0.1
Web Portals/ISP	0.1
Hotels/Motels	0.1
Food-Confectionery	0.1
Metal-Iron	0.1

155

SunAmerica Series Trust SA International Index Portfolio

PORTFOLIO PROFILE — July 31, 2020 — (unaudited) — (continued)

Industry Allocation* (continued)

E-Commerce/Products	0.1%
Computer Data Security	0.1
Machine Tools & Related Products	0.1
Diagnostic Kits	0.1
Miscellaneous Manufacturing	0.1
Bicycle Manufacturing	0.1
Web Hosting/Design	0.1
Rental Auto/Equipment	0.1
Advertising Services	0.1
Transport-Marine	0.1
Machinery-Material Handling	0.1
Respiratory Products	0.1
Consulting Services	0.1
Fisheries	0.1
Pipelines	0.1
Building-Maintenance & Services	0.1
Diagnostic Equipment	0.1
Telecommunication Equipment	0.1
Casino Services	0.1
Medical-Generic Drugs	0.1
Computers-Periphery Equipment	0.1
Finance-Consumer Loans	0.1
Diversified Operations/Commercial Services	0.1
Gas-Transportation	0.1
MRI/Medical Diagnostic Imaging	0.1
Food-Flour & Grain	0.1
Metal Processors & Fabrication	0.1
Advertising Agencies	0.1
Tools-Hand Held	0.1
Food-Meat Products	0.1
Medical-Hospitals	0.1
Internet Security	0.1
Electronics-Military	0.1
Filtration/Separation Products	0.1
Agricultural Chemicals	0.1
Chemicals-Plastics	0.1
Metal Products-Distribution	0.1
Medical-Nursing Homes	0.1
Leisure Products	0.1
Wire & Cable Products	0.1

99.5%

Country Allocation*

Japan	22.7%
United Kingdom	12.2
Switzerland	9.7
France	9.5
Germany	8.6
United States	7.1
Australia	6.2
Netherlands	4.9
Sweden	2.9
Denmark	2.3
Hong Kong	2.3
Spain	2.2
Italy	1.8
Finland	1.1
Singapore	1.0
Belgium	0.9
Ireland	0.7

Israel	0.6%
Jersey	0.6
Cayman Islands	0.5
Norway	0.5
New Zealand	0.3
Luxembourg	0.2
Bermuda	0.2
Austria	0.2
Portugal	0.2
SupraNational	0.1

99.5%

*	Calculated as a percentage of net assets

156

SunAmerica Series Trust SA International Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 92.4%
Australia — 6.2%
Afterpay, Ltd.†	8,260	$407,001
AGL Energy, Ltd.	24,712	293,313
AMP, Ltd.†	132,902	138,971
Ampol, Ltd.	9,657	181,184
APA Group	45,629	358,384
Aristocrat Leisure, Ltd.	22,225	415,318
ASX, Ltd.	7,487	441,907
Aurizon Holdings, Ltd.	75,526	239,982
AusNet Services	72,063	91,821
Australia & New Zealand Banking Group, Ltd.	109,682	1,405,994
BHP Group, Ltd.	113,924	3,019,457
BlueScope Steel, Ltd.	19,550	156,119
Brambles, Ltd.	59,682	461,118
CIMIC Group, Ltd.	3,755	57,587
Coca-Cola Amatil, Ltd.	19,600	114,485
Cochlear, Ltd.	2,479	337,751
Coles Group, Ltd.	51,586	670,946
Commonwealth Bank of Australia	68,460	3,479,517
Computershare, Ltd.	18,826	180,471
Crown Resorts, Ltd.	14,403	92,794
CSL, Ltd.	17,552	3,385,134
Dexus	42,401	257,610
Evolution Mining, Ltd.	62,618	264,461
Fortescue Metals Group, Ltd.	65,490	814,050
Goodman Group	63,639	769,323
GPT Group	75,332	208,595
Insurance Australia Group, Ltd.	89,374	324,815
LendLease Group	25,579	207,225
Macquarie Group, Ltd.	13,020	1,153,379
Magellan Financial Group, Ltd.	4,934	215,341
Medibank Private, Ltd.	106,505	214,496
Mirvac Group	152,135	226,949
National Australia Bank, Ltd.	123,604	1,558,047
Newcrest Mining, Ltd.	31,244	791,427
Northern Star Resources, Ltd.	28,619	319,132
Orica, Ltd.	15,645	193,884
Origin Energy, Ltd.	68,111	261,052
Qantas Airways, Ltd.	28,250	65,533
QBE Insurance Group, Ltd.	56,108	396,933
Ramsay Health Care, Ltd.	6,915	305,989
REA Group, Ltd.	2,038	157,811
Rio Tinto, Ltd.	14,356	1,045,530
Santos, Ltd.	68,474	257,523
Scentre Group	202,596	294,885
SEEK, Ltd.	12,934	200,095
Sonic Healthcare, Ltd.	17,453	400,064
South32, Ltd.	189,485	278,586
Stockland	92,209	209,933
Suncorp Group, Ltd.	48,765	297,622
Sydney Airport	42,822	161,878
Tabcorp Holdings, Ltd.	78,323	199,027
Telstra Corp., Ltd.	160,981	385,121
TPG Telecom, Ltd.†	14,352	82,440
Transurban Group	105,771	1,047,850
Treasury Wine Estates, Ltd.	27,842	214,695
Tuas, Ltd.†	7,176	3,614
Vicinity Centres	123,508	115,026
Washington H. Soul Pattinson & Co., Ltd.	4,166	58,149
Wesfarmers, Ltd.	43,848	1,457,369
Westpac Banking Corp.	139,673	1,703,717

Security Description	Shares	Value (Note 2)
Australia (continued)
WiseTech Global, Ltd.	5,541	$82,121
Woodside Petroleum, Ltd.	36,441	520,476
Woolworths Group, Ltd.	48,774	1,347,280

		34,998,307

Austria — 0.2%
ANDRITZ AG	2,816	94,793
Erste Group Bank AG†	10,804	239,605
OMV AG†	5,695	180,305
Raiffeisen Bank International AG†	5,725	97,868
Verbund AG	2,633	137,842
voestalpine AG	4,488	99,471

		849,884

Belgium — 0.9%
Ageas	6,904	258,448
Anheuser-Busch InBev SA NV	29,467	1,596,260
Colruyt SA	2,141	125,002
Elia Group SA/NV	1,195	129,726
Galapagos NV†	1,626	303,926
Groupe Bruxelles Lambert SA	4,509	390,853
KBC Group NV	9,662	553,764
Proximus SADP	5,882	121,209
Sofina SA	596	166,938
Solvay SA	2,866	224,186
Telenet Group Holding NV	1,772	69,051
UCB SA	4,889	626,487
Umicore SA	7,623	358,156

		4,924,006

Bermuda — 0.2%
CK Infrastructure Holdings, Ltd.	25,500	133,055
Dairy Farm International Holdings, Ltd.	13,100	56,316
Hongkong Land Holdings, Ltd.	45,100	171,933
Jardine Matheson Holdings, Ltd.	8,500	346,218
Jardine Strategic Holdings, Ltd.	8,512	171,738
Kerry Properties, Ltd.	25,500	60,725
NWS Holdings, Ltd.	60,000	46,493

		986,478

Cayman Islands — 0.5%
ASM Pacific Technology, Ltd.	11,800	131,386
BeiGene, Ltd. ADR†	1,492	311,828
Budweiser Brewing Co. APAC, Ltd.*	66,600	240,785
CK Asset Holdings, Ltd.	100,000	551,377
CK Hutchison Holdings, Ltd.	104,000	679,104
Melco Resorts & Entertainment, Ltd. ADR	8,449	139,070
Sands China, Ltd.	93,600	362,851
WH Group, Ltd.*	370,500	329,826
Wharf Real Estate Investment Co., Ltd.	68,000	238,134
Wynn Macau, Ltd.	60,000	105,250

		3,089,611

Denmark — 2.3%
Ambu A/S, Class B	6,314	220,713
AP Moller - Maersk A/S, Series A	124	148,005
AP Moller - Maersk A/S, Series B	253	326,021
Carlsberg A/S, Class B	4,136	609,830
Chr. Hansen Holding A/S	4,079	464,568
Coloplast A/S, Class B	4,594	783,544
Danske Bank A/S†	26,675	432,128
Demant A/S†	4,269	132,856

157

SunAmerica Series Trust SA International Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Denmark (continued)
DSV PANALPINA A/S	8,179	$1,130,650
Genmab A/S†	2,516	863,315
GN Store Nord A/S	4,952	303,761
H. Lundbeck A/S	2,696	98,444
Novo Nordisk A/S, Class B	68,428	4,514,651
Novozymes A/S, Class B	8,257	495,357
Orsted A/S*	7,315	1,047,792
Pandora A/S	3,868	246,668
Tryg A/S	4,674	138,264
Vestas Wind Systems A/S	7,692	994,321

		12,950,888

Finland — 1.1%
Elisa Oyj	5,501	327,013
Fortum Oyj	17,176	350,076
Kone Oyj, Class B	13,144	1,041,502
Neles Oyj	4,070	59,032
Neste Oyj	16,361	752,605
Nokia Oyj	218,650	1,051,671
Nordea Bank Abp†	125,297	971,624
Orion Oyj, Class B	4,066	177,616
Sampo Oyj, Class A	18,216	661,703
Stora Enso Oyj, Class R	22,498	284,090
UPM-Kymmene Oyj	20,641	553,003
Wartsila Oyj Abp	17,163	144,118

		6,374,053

France — 9.5%
Accor SA†	7,327	183,436
Aeroports de Paris	1,148	108,832
Air Liquide SA	18,297	3,020,666
Alstom SA†	7,428	415,209
Amundi SA†*	2,346	178,369
Arkema SA	2,666	276,994
Atos SE†	3,800	325,942
AXA SA	74,799	1,497,025
BioMerieux	1,602	259,969
BNP Paribas SA†	43,499	1,764,835
Bollore SA	34,127	114,328
Bouygues SA†	8,813	313,471
Bureau Veritas SA†	11,360	249,064
Capgemini SE	6,222	806,814
Carrefour SA	23,414	373,468
Casino Guichard Perrachon SA†	1,677	46,643
Cie de Saint-Gobain†	20,012	739,700
Cie Generale des Etablissements Michelin SCA	6,562	686,624
CNP Assurances†	6,638	80,412
Covivio	1,856	134,055
Credit Agricole SA†	44,624	431,108
Danone SA	23,880	1,595,394
Dassault Aviation SA†	97	80,880
Dassault Systemes SE	5,084	927,387
Edenred	9,421	469,367
Eiffage SA†	3,221	282,322
Electricite de France SA	24,005	243,022
Engie SA†	70,634	943,493
EssilorLuxottica SA†	10,998	1,461,192
Eurazeo SE†	1,521	79,607
Faurecia SE†	2,936	114,662
Gecina SA	1,773	228,766
Getlink SE†	17,016	256,023

Security Description	Shares	Value (Note 2)
France (continued)
Hermes International	1,225	$994,354
ICADE	1,153	76,311
Iliad SA	572	112,358
Ingenico Group SA†	2,341	377,780
Ipsen SA	1,458	140,840
JCDecaux SA†	3,292	55,534
Kering SA	2,930	1,663,418
Klepierre SA	7,609	131,580
L’Oreal SA	9,713	3,253,131
La Francaise des Jeux SAEM*	3,324	121,262
Legrand SA	10,324	799,744
LVMH Moet Hennessy Louis Vuitton SE	10,741	4,666,752
Natixis SA†	36,582	89,525
Orange SA	77,153	903,888
Orpea†	1,999	255,354
Pernod Ricard SA	8,211	1,417,781
Peugeot SA†	22,744	368,598
Publicis Groupe SA†	8,368	269,778
Remy Cointreau SA	872	139,634
Renault SA†	7,434	177,407
Safran SA†	12,392	1,317,011
Sanofi	43,640	4,562,204
Sartorius Stedim Biotech	1,070	333,130
Schneider Electric SE	21,381	2,491,040
SCOR SE†	6,132	158,220
SEB SA	876	145,005
Societe Generale SA†	31,352	481,783
Sodexo SA	3,421	236,139
Suez	13,365	176,153
Teleperformance	2,271	664,624
Thales SA	4,121	299,138
TOTAL SE	95,591	3,549,140
Ubisoft Entertainment SA†	3,500	292,662
Valeo SA	8,855	228,542
Veolia Environnement SA	20,841	476,517
Vinci SA	19,928	1,720,703
Vivendi SA	32,068	849,670
Wendel SA	1,037	97,155
Worldline SA†*	5,302	457,427

		53,240,371

Germany — 8.6%
adidas AG†	7,362	2,036,595
Allianz SE	16,133	3,364,981
BASF SE	35,520	1,966,970
Bayer AG	37,992	2,529,665
Bayerische Motoren Werke AG	12,804	828,898
Bayerische Motoren Werke AG (Preference Shares)	2,199	112,842
Beiersdorf AG	3,898	464,488
Brenntag AG	5,975	367,983
Carl Zeiss Meditec AG†	1,556	163,007
Commerzbank AG†	38,745	199,557
Continental AG	4,255	415,517
Covestro AG*	6,723	261,252
Daimler AG	33,099	1,466,510
Delivery Hero SE†*	4,951	571,288
Deutsche Bank AG†	75,932	681,872
Deutsche Boerse AG	7,348	1,343,414
Deutsche Lufthansa AG†	9,247	82,008
Deutsche Post AG†	38,255	1,550,907
Deutsche Telekom AG	128,896	2,158,332

158

SunAmerica Series Trust SA International Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Germany (continued)
Deutsche Wohnen SE	13,216	$642,747
E.ON SE	86,824	1,018,687
Evonik Industries AG	8,109	219,091
Fraport AG Frankfurt Airport Services Worldwide†	1,610	62,892
Fresenius Medical Care AG & Co. KGaA†	8,242	726,143
Fresenius SE & Co. KGaA†	16,166	807,826
Fuchs Petrolub SE (Preference Shares)	2,688	117,847
GEA Group AG	5,933	213,659
Hannover Rueck SE	2,331	394,635
HeidelbergCement AG	5,755	321,578
Henkel AG & Co. KGaA	4,019	349,398
Henkel AG & Co. KGaA (Preference Shares)	6,890	678,818
HOCHTIEF AG	956	77,725
Infineon Technologies AG	48,376	1,209,095
KION Group AG	2,511	193,326
Knorr-Bremse AG	1,870	218,809
LANXESS AG†	3,213	166,285
LEG Immobilien AG†	2,669	372,439
Merck KGaA	4,998	638,540
METRO AG	6,964	63,795
MTU Aero Engines AG†	2,053	357,069
Muenchener Rueckversicherungs-Gesellschaft AG	5,581	1,483,819
Nemetschek SE	2,233	164,703
Porsche Automobil Holding SE (Preference Shares)†	5,922	336,604
Puma SE†	3,208	249,615
RWE AG	22,585	853,789
SAP SE	40,383	6,388,204
Sartorius AG (Preference Shares)	1,375	527,603
Scout24 AG*	4,161	360,064
Siemens AG	29,585	3,791,005
Siemens Healthineers AG*	5,801	300,843
Symrise AG	4,975	621,556
TeamViewer AG†*	5,027	271,737
Telefonica Deutschland Holding AG	40,268	110,295
thyssenkrupp AG†	15,648	121,736
Uniper SE	7,784	269,941
United Internet AG	3,964	179,516
Volkswagen AG†	1,256	197,054
Volkswagen AG (Preference Shares)†	7,177	1,062,080
Vonovia SE	19,923	1,294,686
Zalando SE†*	5,867	424,335

		48,425,675

Hong Kong — 2.3%
AIA Group, Ltd.	467,400	4,188,574
Bank of East Asia, Ltd.	50,600	115,273
BOC Hong Kong Holdings, Ltd.	143,000	395,874
CLP Holdings, Ltd.	63,500	601,734
Galaxy Entertainment Group, Ltd.	84,000	573,025
Hang Lung Properties, Ltd.	78,000	191,557
Hang Seng Bank, Ltd.	29,600	466,155
Henderson Land Development Co., Ltd.	56,349	209,596
Hong Kong & China Gas Co., Ltd.	412,445	592,241
Hong Kong Exchanges & Clearing, Ltd.	46,400	2,218,762
Link REIT	79,900	615,318
MTR Corp., Ltd.	60,000	298,372

Security Description	Shares	Value (Note 2)
Hong Kong (continued)
New World Development Co., Ltd.	59,500	$290,619
PCCW, Ltd.	165,000	93,100
Power Assets Holdings, Ltd.	54,000	300,878
Sino Land Co., Ltd.	120,000	145,552
SJM Holdings, Ltd.	77,000	86,829
Sun Hung Kai Properties, Ltd.	50,500	613,762
Swire Pacific, Ltd., Class A	19,500	95,526
Swire Properties, Ltd.	45,200	104,493
Techtronic Industries Co., Ltd.	53,500	559,861
Wharf Holdings, Ltd.	27,000	45,896

		12,802,997

Ireland — 0.7%
CRH PLC	30,368	1,089,070
DCC PLC	3,805	341,742
Flutter Entertainment PLC†	5,309	803,014
James Hardie Industries PLC CDI	17,132	354,177
Kerry Group PLC, Class A	6,144	813,533
Kingspan Group PLC	5,949	427,885
Smurfit Kappa Group PLC	8,740	294,787

		4,124,208

Isle of Man — 0.0%
GVC Holdings PLC	22,536	197,560

Israel — 0.6%
Azrieli Group, Ltd.	1,642	77,506
Bank Hapoalim BM	43,890	262,940
Bank Leumi Le-Israel BM	56,709	285,921
Check Point Software Technologies, Ltd.†	4,502	564,326
CyberArk Software, Ltd.†	1,465	172,636
Elbit Systems, Ltd.	1,025	144,641
ICL Group, Ltd.	27,234	85,155
Israel Discount Bank, Ltd., Class A	45,015	137,730
Mizrahi Tefahot Bank, Ltd.	5,452	113,330
NICE, Ltd.†	2,402	492,706
Teva Pharmaceutical Industries, Ltd. ADR†	42,266	487,750
Wix.com, Ltd.†	1,978	574,569

		3,399,210

Italy — 1.8%
Assicurazioni Generali SpA	42,494	637,597
Atlantia SpA†	19,161	305,686
DiaSorin SpA	974	191,229
Enel SpA	314,538	2,879,063
Eni SpA	98,380	879,908
FinecoBank Banca Fineco SpA†	23,564	343,511
Infrastrutture Wireless Italiane SpA*	9,281	93,963
Intesa Sanpaolo SpA†	575,574	1,169,199
Leonardo SpA	15,650	100,535
Mediobanca Banca di Credito Finanziario SpA	24,018	193,683
Moncler SpA†	7,491	289,491
Nexi SpA†*	14,566	261,850
Pirelli & C SpA†*	15,469	61,182
Poste Italiane SpA*	20,205	185,662
Prysmian SpA	9,333	239,331
Recordati SpA	4,044	216,359
Snam SpA	78,772	419,517
Telecom Italia SpA	323,369	130,538
Telecom Italia SpA (RSP)	233,110	93,519

159

SunAmerica Series Trust SA International Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Italy (continued)
Terna Rete Elettrica Nazionale SpA	54,412	$405,877
UniCredit SpA†	82,051	753,516

		9,851,216

Japan — 22.7%
ABC-Mart, Inc.	1,300	68,354
Acom Co., Ltd.	15,400	54,379
Advantest Corp.	7,700	416,385
Aeon Co., Ltd.	25,300	598,504
Aeon Mall Co., Ltd.	3,900	46,737
AGC, Inc.	7,500	212,345
Air Water, Inc.	7,100	91,746
Aisin Seiki Co., Ltd.	6,300	182,051
Ajinomoto Co., Inc.	18,100	326,943
Alfresa Holdings Corp.	7,200	147,931
Amada Holdings Co., Ltd.	12,800	86,766
ANA Holdings, Inc.†	4,500	92,768
Aozora Bank, Ltd.	4,600	74,082
Asahi Group Holdings, Ltd.	14,900	489,103
Asahi Intecc Co., Ltd.	7,600	211,930
Asahi Kasei Corp.	48,500	348,110
Astellas Pharma, Inc.	72,000	1,126,720
Bandai Namco Holdings, Inc.	7,700	426,237
Bank of Kyoto, Ltd.	2,200	81,089
Benesse Holdings, Inc.	2,700	70,392
Bridgestone Corp.	20,700	610,204
Brother Industries, Ltd.	8,600	134,056
Calbee, Inc.	3,300	104,832
Canon, Inc.	38,700	618,721
Casio Computer Co., Ltd.	7,500	118,087
Central Japan Railway Co.	5,600	676,406
Chiba Bank, Ltd.	20,500	94,310
Chubu Electric Power Co., Inc.	25,000	296,753
Chugai Pharmaceutical Co., Ltd.	25,800	1,156,045
Chugoku Electric Power Co., Inc.	11,200	136,520
Coca-Cola Bottlers Japan Holdings, Inc.	4,715	70,671
Concordia Financial Group, Ltd.	40,900	121,505
Cosmos Pharmaceutical Corp.	754	137,768
CyberAgent, Inc.	3,900	220,582
Dai Nippon Printing Co., Ltd.	9,300	203,688
Dai-ichi Life Holdings, Inc.	41,700	490,469
Daicel Corp.	9,600	64,234
Daifuku Co., Ltd.	3,950	356,548
Daiichi Sankyo Co., Ltd.	21,900	1,926,499
Daikin Industries, Ltd.	9,600	1,688,019
Daito Trust Construction Co., Ltd.	2,500	196,694
Daiwa House Industry Co., Ltd.	21,900	486,900
Daiwa House REIT Investment Corp.	77	200,119
Daiwa Securities Group, Inc.	55,900	247,197
Denso Corp.	16,800	619,973
Dentsu Group, Inc.	8,400	189,247
Disco Corp.	1,100	262,538
East Japan Railway Co.	11,700	675,288
Eisai Co., Ltd.	9,700	783,554
Electric Power Development Co., Ltd.	5,300	72,255
ENEOS Holdings, Inc.	118,650	414,788
FamilyMart Co., Ltd.	9,800	220,437
FANUC Corp.	7,500	1,260,289
Fast Retailing Co., Ltd.	2,200	1,178,444
Fuji Electric Co., Ltd.	4,900	134,866
FUJIFILM Holdings Corp.	14,000	623,815
Fujitsu, Ltd.	7,600	1,019,899

Security Description	Shares	Value (Note 2)
Japan (continued)
Fukuoka Financial Group, Inc.	6,600	$96,584
GLP J-REIT	141	235,283
GMO Payment Gateway, Inc.	1,500	157,104
Hakuhodo DY Holdings, Inc.	9,000	99,504
Hamamatsu Photonics KK	5,400	233,777
Hankyu Hanshin Holdings, Inc.	8,900	255,213
Hikari Tsushin, Inc.	800	172,835
Hino Motors, Ltd.	11,100	64,536
Hirose Electric Co., Ltd.	1,235	130,174
Hisamitsu Pharmaceutical Co., Inc.	2,000	87,192
Hitachi Construction Machinery Co., Ltd.	4,100	118,440
Hitachi Metals, Ltd.	8,300	108,691
Hitachi, Ltd.	37,400	1,110,204
Honda Motor Co., Ltd.	63,100	1,533,061
Hoshizaki Corp.	2,000	153,137
Hoya Corp.	14,700	1,450,512
Hulic Co., Ltd.	11,700	100,491
Idemitsu Kosan Co., Ltd.	7,596	157,577
Iida Group Holdings Co., Ltd.	5,700	87,889
Inpex Corp.	39,500	225,987
Isetan Mitsukoshi Holdings, Ltd.	13,000	59,658
Isuzu Motors, Ltd.	21,300	175,203
Ito En, Ltd.	2,049	120,775
ITOCHU Corp.	52,100	1,141,268
Itochu Techno-Solutions Corp.	3,700	149,792
Japan Airlines Co., Ltd.	4,400	71,494
Japan Airport Terminal Co., Ltd.	2,000	69,457
Japan Exchange Group, Inc.	19,600	465,029
Japan Post Bank Co., Ltd.	15,600	116,430
Japan Post Holdings Co., Ltd.	60,900	415,966
Japan Post Insurance Co., Ltd.	8,800	117,120
Japan Prime Realty Investment Corp.	31	81,966
Japan Real Estate Investment Corp.	51	261,606
Japan Retail Fund Investment Corp.	102	123,562
Japan Tobacco, Inc.	46,400	798,380
JFE Holdings, Inc.	19,100	125,220
JGC Holdings Corp.	8,500	86,592
JSR Corp.	7,800	167,832
JTEKT Corp.	7,900	53,066
Kajima Corp.	17,400	190,807
Kakaku.com, Inc.	5,200	125,959
Kamigumi Co., Ltd.	3,800	69,502
Kansai Electric Power Co., Inc.	27,200	259,041
Kansai Paint Co., Ltd.	6,900	133,377
Kao Corp.	18,600	1,349,199
Kawasaki Heavy Industries, Ltd.	5,400	74,216
KDDI Corp.	63,800	1,963,939
Keihan Holdings Co., Ltd.	3,700	150,332
Keikyu Corp.	8,500	111,205
Keio Corp.	4,000	199,238
Keisei Electric Railway Co., Ltd.	5,000	122,292
Keyence Corp.	7,100	2,983,809
Kikkoman Corp.	5,700	267,258
Kintetsu Group Holdings Co., Ltd.	6,600	257,131
Kirin Holdings Co., Ltd.	31,800	615,108
Kobayashi Pharmaceutical Co., Ltd.	1,900	168,017
Kobe Bussan Co., Ltd.	2,412	148,318
Koito Manufacturing Co., Ltd.	4,000	157,441
Komatsu, Ltd.	33,800	666,817
Konami Holdings Corp.	3,600	110,276
Kose Corp.	1,300	130,793
Kubota Corp.	40,100	574,665

160

SunAmerica Series Trust SA International Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Japan (continued)
Kuraray Co., Ltd.	12,300	$121,125
Kurita Water Industries, Ltd.	3,800	102,233
Kyocera Corp.	12,400	691,799
Kyowa Kirin Co., Ltd.	10,400	256,095
Kyushu Electric Power Co., Inc.	14,700	123,167
Kyushu Railway Co.	5,800	114,394
Lasertec Corp.†	2,965	263,147
Lawson, Inc.	1,900	94,219
LINE Corp.†	2,400	126,861
Lion Corp.	8,600	221,709
LIXIL Group Corp.	10,300	137,327
M3, Inc.	17,000	868,132
Makita Corp.	8,600	330,948
Marubeni Corp.	63,900	295,985
Marui Group Co., Ltd.	7,300	106,278
Maruichi Steel Tube, Ltd.	2,100	49,795
Mazda Motor Corp.	22,000	124,809
McDonald’s Holdings Co. Japan, Ltd.	2,600	124,199
Mebuki Financial Group, Inc.	36,500	81,279
Medipal Holdings Corp.	7,100	131,315
MEIJI Holdings Co., Ltd.	4,400	344,487
Mercari, Inc.†	3,300	138,282
Minebea Mitsumi, Inc.	14,100	233,021
MISUMI Group, Inc.	11,000	259,989
Mitsubishi Chemical Holdings Corp.	49,500	267,056
Mitsubishi Corp.	52,300	1,055,843
Mitsubishi Electric Corp.	70,500	922,114
Mitsubishi Estate Co., Ltd.	45,700	660,912
Mitsubishi Gas Chemical Co., Inc.	6,200	98,678
Mitsubishi Heavy Industries, Ltd.	12,400	289,454
Mitsubishi Materials Corp.	4,400	90,029
Mitsubishi Motors Corp.	25,900	51,031
Mitsubishi UFJ Financial Group, Inc.	472,700	1,773,311
Mitsubishi UFJ Lease & Finance Co., Ltd.	15,600	65,848
Mitsui & Co., Ltd.	64,000	960,405
Mitsui Chemicals, Inc.	7,100	135,938
Mitsui Fudosan Co., Ltd.	36,000	565,863
Miura Co., Ltd.	3,366	126,309
Mizuho Financial Group, Inc.	932,900	1,134,168
MonotaRO Co., Ltd.	4,900	209,380
MS&AD Insurance Group Holdings, Inc.	17,200	431,530
Murata Manufacturing Co., Ltd.	22,200	1,390,546
Nabtesco Corp.	4,400	133,011
Nagoya Railroad Co., Ltd.	7,200	181,927
NEC Corp.	9,600	541,890
Nexon Co., Ltd.	18,700	482,492
NGK Insulators, Ltd.	10,200	127,497
NGK Spark Plug Co., Ltd.	6,000	80,848
NH Foods, Ltd.	3,200	140,956
Nidec Corp.	17,300	1,384,423
Nihon M&A Center, Inc.	5,784	280,389
Nikon Corp.	11,600	81,290
Nintendo Co., Ltd.	4,400	1,930,406
Nippon Building Fund, Inc.	50	280,345
Nippon Express Co., Ltd.	2,800	133,682
Nippon Paint Holdings Co., Ltd.	5,700	388,077
Nippon Prologis REIT, Inc.	80	276,219
Nippon Shinyaku Co., Ltd.	1,800	138,823
Nippon Steel Corp.	31,200	256,129
Nippon Telegraph & Telephone Corp.	49,800	1,152,760

Security Description	Shares	Value (Note 2)
Japan (continued)
Nippon Yusen KK	5,900	$76,723
Nissan Chemical Corp.	4,900	258,577
Nissan Motor Co., Ltd.	89,800	310,292
Nisshin Seifun Group, Inc.	7,700	118,098
Nissin Foods Holdings Co., Ltd.	2,500	224,097
Nitori Holdings Co., Ltd.	3,100	681,624
Nitto Denko Corp.	6,200	351,678
Nomura Holdings, Inc.	121,500	567,507
Nomura Real Estate Holdings, Inc.	4,500	75,366
Nomura Real Estate Master Fund, Inc.	165	204,881
Nomura Research Institute, Ltd.	12,400	327,938
NSK, Ltd.	13,800	92,543
NTT Data Corp.	24,400	277,243
NTT DOCOMO, Inc.	45,100	1,240,764
Obayashi Corp.	25,100	224,490
OBIC Co., Ltd.	2,700	484,545
Odakyu Electric Railway Co., Ltd.	11,400	237,950
Oji Holdings Corp.	33,400	139,196
Olympus Corp.	45,100	809,450
Omron Corp.	7,200	516,793
Ono Pharmaceutical Co., Ltd.	14,300	401,100
Oracle Corp. Japan	1,500	180,130
Oriental Land Co., Ltd.	7,700	926,741
ORIX Corp.	51,200	550,980
Orix JREIT, Inc.	102	131,507
Osaka Gas Co., Ltd.	14,600	269,354
Otsuka Corp.	4,000	208,264
Otsuka Holdings Co., Ltd.	15,100	627,816
Pan Pacific International Holdings Corp.	16,000	362,788
Panasonic Corp.	85,300	732,685
Park24 Co., Ltd.	4,100	55,393
PeptiDream, Inc.†	3,700	148,700
Persol Holdings Co., Ltd.	6,881	88,203
Pigeon Corp.	4,500	174,898
Pola Orbis Holdings, Inc.	3,600	59,547
Rakuten, Inc.	33,300	304,463
Recruit Holdings Co., Ltd.	49,200	1,526,985
Renesas Electronics Corp.†	29,779	165,324
Resona Holdings, Inc.	80,800	265,044
Ricoh Co., Ltd.	25,900	167,032
Rinnai Corp.	1,400	114,478
Rohm Co., Ltd.	3,400	216,522
Ryohin Keikaku Co., Ltd.	9,200	110,569
Santen Pharmaceutical Co., Ltd.	14,000	235,766
SBI Holdings, Inc.	9,100	191,943
SCSK Corp.	2,002	101,239
Secom Co., Ltd.	8,200	707,739
Sega Sammy Holdings, Inc.	6,700	75,452
Seibu Holdings, Inc.	8,400	75,347
Seiko Epson Corp.	10,800	114,906
Sekisui Chemical Co., Ltd.	14,100	192,663
Sekisui House, Ltd.	24,000	438,973
Seven & i Holdings Co., Ltd.	29,100	886,629
Seven Bank, Ltd.	22,800	55,649
SG Holdings Co., Ltd.	6,200	226,985
Sharp Corp.	8,300	81,117
Shimadzu Corp.	8,600	219,004
Shimamura Co., Ltd.	800	55,681
Shimano, Inc.	2,800	611,494
Shimizu Corp.	21,300	153,469
Shin-Etsu Chemical Co., Ltd.	13,700	1,606,415
Shinsei Bank, Ltd.	6,000	68,064

161

SunAmerica Series Trust SA International Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Japan (continued)
Shionogi & Co., Ltd.	10,400	$617,720
Shiseido Co., Ltd.	15,500	858,995
Shizuoka Bank, Ltd.	16,300	106,299
Showa Denko KK	5,200	108,013
SMC Corp.	2,200	1,147,731
Softbank Corp.	74,100	993,158
SoftBank Group Corp.	60,600	3,816,671
Sohgo Security Services Co., Ltd.	2,700	127,247
Sompo Holdings, Inc.	13,000	428,275
Sony Corp.	49,200	3,815,241
Sony Financial Holdings, Inc.	5,900	145,977
Square Enix Holdings Co., Ltd.	3,600	192,060
Stanley Electric Co., Ltd.	5,100	121,698
Subaru Corp.	23,800	454,010
SUMCO Corp.	10,239	158,225
Sumitomo Chemical Co., Ltd.	57,600	166,856
Sumitomo Corp.	45,900	512,036
Sumitomo Dainippon Pharma Co., Ltd.	7,000	87,807
Sumitomo Electric Industries, Ltd.	29,100	324,316
Sumitomo Heavy Industries, Ltd.	4,300	84,332
Sumitomo Metal Mining Co., Ltd.	9,000	269,294
Sumitomo Mitsui Financial Group, Inc.	50,400	1,347,418
Sumitomo Mitsui Trust Holdings, Inc.	13,000	335,695
Sumitomo Realty & Development Co., Ltd.	12,000	308,380
Sumitomo Rubber Industries, Ltd.	6,600	55,167
Sundrug Co., Ltd.	2,700	92,393
Suntory Beverage & Food, Ltd.	5,300	200,342
Suzuken Co., Ltd.	2,600	92,159
Suzuki Motor Corp.	14,200	471,564
Sysmex Corp.	6,500	500,521
T&D Holdings, Inc.	20,800	171,802
Taiheiyo Cement Corp.	4,600	100,354
Taisei Corp.	7,300	251,721
Taisho Pharmaceutical Holdings Co., Ltd.	1,300	73,471
Taiyo Nippon Sanso Corp.	5,900	93,076
Takeda Pharmaceutical Co., Ltd.	60,900	2,166,729
TDK Corp.	5,000	558,560
Teijin, Ltd.	6,900	99,499
Terumo Corp.	25,000	940,790
THK Co., Ltd.	4,600	107,316
TIS, Inc.	8,615	186,214
Tobu Railway Co., Ltd.	7,300	204,355
Toho Co., Ltd.	4,400	130,927
Toho Gas Co., Ltd.	2,800	121,146
Tohoku Electric Power Co., Inc.	16,600	156,673
Tokio Marine Holdings, Inc.	24,700	1,043,181
Tokyo Century Corp.	1,684	94,431
Tokyo Electric Power Co. Holdings, Inc.†	56,000	149,061
Tokyo Electron, Ltd.	5,800	1,584,511
Tokyo Gas Co., Ltd.	14,600	309,420
Tokyu Corp.	19,300	215,396
Tokyu Fudosan Holdings Corp.	23,700	91,536
Toppan Printing Co., Ltd.	10,200	154,098
Toray Industries, Inc.	53,600	232,633
Toshiba Corp.	14,900	454,707
Tosoh Corp.	10,100	136,081
TOTO, Ltd.	5,400	202,267
Toyo Suisan Kaisha, Ltd.	3,400	205,458
Toyoda Gosei Co., Ltd.	2,500	48,814

Security Description	Shares	Value (Note 2)
Japan (continued)
Toyota Industries Corp.	5,700	$289,761
Toyota Motor Corp.	82,000	4,884,944
Toyota Tsusho Corp.	8,200	206,986
Trend Micro, Inc.	5,200	302,946
Tsuruha Holdings, Inc.	1,400	192,948
Unicharm Corp.	15,600	701,146
United Urban Investment Corp.	115	112,248
USS Co., Ltd.	8,500	127,167
Welcia Holdings Co., Ltd.	1,800	164,732
West Japan Railway Co.	6,300	271,393
Yakult Honsha Co., Ltd.	4,600	261,403
Yamada Denki Co., Ltd.	28,000	121,547
Yamaha Corp.	5,200	241,122
Yamaha Motor Co., Ltd.	10,800	158,743
Yamato Holdings Co., Ltd.	12,000	307,614
Yamazaki Baking Co., Ltd.	4,700	78,496
Yaskawa Electric Corp.	9,200	306,455
Yokogawa Electric Corp.	8,900	136,754
Yokohama Rubber Co., Ltd.	4,600	59,008
Z Holdings Corp.	102,600	541,511
ZOZO, Inc.	4,300	117,108

		127,446,985

Jersey — 0.6%
Experian PLC	35,125	1,237,739
Ferguson PLC	8,716	779,514
Glencore PLC	386,464	891,213
WPP PLC	47,854	357,914

		3,266,380

Luxembourg — 0.2%
ArcelorMittal†	27,722	308,328
Aroundtown SA†	44,558	268,781
Eurofins Scientific SE†	510	332,766
SES SA FDR	14,829	105,236
Tenaris SA	18,261	106,881

		1,121,992

Netherlands — 4.9%
ABN AMRO Group NV CVA*	16,358	136,533
Adyen NV†*	698	1,165,305
Aegon NV	69,200	204,430
AerCap Holdings NV†	5,091	137,101
Airbus SE†	22,716	1,676,028
Akzo Nobel NV	7,719	729,327
Altice Europe NV†	24,085	114,693
ASML Holding NV (Euronext Amsterdam)	16,461	5,814,749
CNH Industrial NV†	39,574	271,884
Davide Campari-Milano NV	22,461	226,359
EXOR NV	4,194	237,271
Ferrari NV	4,875	873,851
Fiat Chrysler Automobiles NV†	42,434	434,488
Heineken Holding NV	4,456	386,370
Heineken NV	10,024	974,710
ING Groep NV†	150,699	1,044,805
Just Eat Takeaway.com NV (Euronext)†*	4,694	507,519
Koninklijke Ahold Delhaize NV	42,568	1,227,058
Koninklijke DSM NV	6,665	1,017,722
Koninklijke KPN NV	138,155	358,352
Koninklijke Philips NV†	35,382	1,838,052
Koninklijke Vopak NV	2,718	148,403

162

SunAmerica Series Trust SA International Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Netherlands (continued)
NN Group NV	11,293	$415,261
Prosus NV†	18,848	1,832,803
QIAGEN NV†	8,927	443,354
Randstad NV	4,607	222,073
STMicroelectronics NV	24,666	698,067
Unilever NV	56,489	3,343,693
Wolters Kluwer NV	10,558	834,761

		27,315,022

New Zealand — 0.3%
a2 Milk Co., Ltd.†	28,458	393,631
Auckland International Airport, Ltd.	46,994	199,396
Fisher & Paykel Healthcare Corp., Ltd.	22,219	530,782
Mercury NZ, Ltd.	26,342	81,651
Meridian Energy, Ltd.	49,559	159,351
Ryman Healthcare, Ltd.	15,469	136,373
Spark New Zealand, Ltd.	71,044	231,764

		1,732,948

Norway — 0.5%
DNB ASA†	36,668	563,665
Equinor ASA	38,734	577,048
Gjensidige Forsikring ASA†	7,734	159,012
Mowi ASA	16,998	307,857
Norsk Hydro ASA†	52,009	146,506
Orkla ASA	29,046	286,516
Schibsted ASA, Class B†	3,791	125,378
Telenor ASA	27,891	433,189
Yara International ASA	6,848	287,990

		2,887,161

Papua New Guinea — 0.0%
Oil Search, Ltd.	76,309	158,982

Portugal — 0.2%
EDP - Energias de Portugal SA	98,985	501,285
Galp Energia SGPS SA	19,386	204,180
Jeronimo Martins SGPS SA	9,734	164,295

		869,760

Singapore — 1.0%
Ascendas Real Estate Investment Trust	118,888	303,716
CapitaLand Commercial Trust	104,400	123,538
CapitaLand Mall Trust	99,900	135,725
CapitaLand, Ltd.	99,300	197,451
City Developments, Ltd.	17,600	103,544
DBS Group Holdings, Ltd.	69,400	989,824
Genting Singapore, Ltd.	233,900	124,139
Jardine Cycle & Carriage, Ltd.	3,800	54,788
Keppel Corp., Ltd.	56,200	220,057
Mapletree Commercial Trust	83,200	110,719
Mapletree Logistics Trust	102,926	158,917
Oversea-Chinese Banking Corp., Ltd.	127,800	790,007
Singapore Airlines, Ltd.	52,350	131,381
Singapore Exchange, Ltd.	31,100	185,687
Singapore Technologies Engineering, Ltd.	60,400	144,794
Singapore Telecommunications, Ltd.	315,800	573,894
Suntec Real Estate Investment Trust	76,100	75,035
United Overseas Bank, Ltd.	45,400	637,873
UOL Group, Ltd.	18,000	86,280
Venture Corp., Ltd.	10,700	138,614
Wilmar International, Ltd.	74,300	251,736

Security Description	Shares	Value (Note 2)
Singapore (continued)
Yangzijiang Shipbuilding Holdings, Ltd.	99,900	$66,971

		5,604,690

Spain — 2.2%
ACS Actividades de Construccion y Servicios SA	10,498	243,514
Aena SME SA†*	2,611	340,254
Amadeus IT Group SA	16,678	837,604
Banco Bilbao Vizcaya Argentaria SA	257,864	807,958
Banco Santander SA†	642,665	1,380,312
Bankinter SA	26,071	135,653
CaixaBank SA	138,790	299,861
Cellnex Telecom SA*	9,686	609,296
Enagas SA	9,625	243,130
Endesa SA	12,283	349,261
Ferrovial SA	18,967	465,681
Grifols SA	11,535	336,740
Iberdrola SA	224,619	2,899,462
Iberdrola SA†	5,105	65,666
Industria de Diseno Textil SA	42,186	1,124,631
Mapfre SA	41,683	75,310
Naturgy Energy Group SA	11,417	212,005
Red Electrica Corp. SA	16,740	326,718
Repsol SA	57,065	445,479
Siemens Gamesa Renewable Energy SA	9,219	216,012
Telefonica SA	188,242	787,724

		12,202,271

SupraNational — 0.1%
HK Electric Investments & HK Electric Investments, Ltd.	102,500	106,087
HKT Trust & HKT, Ltd.	147,000	216,700
Unibail-Rodamco-Westfield (Euronext Amsterdam)	5,352	280,956

		603,743

Sweden — 2.9%
Alfa Laval AB†	12,166	288,434
Assa Abloy AB, Class B	38,762	850,793
Atlas Copco AB, Class A	25,969	1,150,619
Atlas Copco AB, Class B	15,091	584,184
Boliden AB	10,577	288,427
Electrolux AB, Series B	8,722	163,727
Epiroc AB, Class A	25,485	356,681
Epiroc AB, Class B	15,081	205,776
EQT AB	9,213	216,328
Essity AB, Class B†	23,454	772,504
Evolution Gaming Group AB*	4,916	334,833
Hennes & Mauritz AB, Class B	31,068	483,801
Hexagon AB, Class B†	10,883	709,297
Husqvarna AB, Class B	16,161	154,398
ICA Gruppen AB	3,889	190,849
Industrivarden AB, Class C†	6,136	150,911
Investment AB Latour, Class B	5,726	117,402
Investor AB, Class B	17,615	1,041,261
Kinnevik AB, Class B†	9,355	328,578
L E Lundbergforetagen AB, Class B†	2,939	137,665
Lundin Petroleum AB	7,187	166,522
Nibe Industrier AB, Class B†	12,060	289,742
Sandvik AB†	43,659	813,805
Securitas AB, Class B†	12,109	180,974

163

SunAmerica Series Trust SA International Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Sweden (continued)
Skandinaviska Enskilda Banken AB, Class A†	62,940	$610,043
Skanska AB, Class B†	13,156	265,718
SKF AB, Class B	14,721	272,322
Svenska Cellulosa AB SCA, Class B†	23,431	283,444
Svenska Handelsbanken AB, Class A†	60,167	570,233
Swedbank AB, Class A†	35,022	568,973
Swedish Match AB	6,572	503,538
Tele2 AB, Class B	19,312	273,838
Telefonaktiebolaget LM Ericsson, Class B	112,877	1,301,763
Telia Co AB	97,676	380,204
Volvo AB, Class B†	57,499	994,938

		16,002,525

Switzerland — 9.7%
ABB, Ltd.	71,271	1,785,322
Adecco Group AG	6,001	285,308
Alcon, Inc.†	19,015	1,149,009
Baloise Holding AG	1,793	273,599
Banque Cantonale Vaudoise	1,165	122,213
Barry Callebaut AG	117	243,602
Chocoladefabriken Lindt & Spruengli AG	3	256,684
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	41	317,310
Cie Financiere Richemont SA	20,187	1,255,087
Clariant AG	7,702	145,554
Coca-Cola HBC AG	7,729	203,562
Credit Suisse Group AG	93,905	1,006,299
EMS-Chemie Holding AG	316	272,730
Geberit AG	1,432	791,545
Givaudan SA	357	1,473,351
Julius Baer Group, Ltd.	8,655	381,355
Kuehne & Nagel International AG†	2,089	359,751
LafargeHolcim, Ltd.	20,247	958,815
Logitech International SA	6,360	463,481
Lonza Group AG	2,879	1,797,110
Nestle SA	115,090	13,635,318
Novartis AG	83,079	6,880,508
Partners Group Holding AG	723	700,303
Roche Holding AG	27,169	9,400,703
Schindler Holding AG (Participation Certificate)	1,574	398,121
Schindler Holding AG	779	194,150
SGS SA	234	614,610
Sika AG	5,483	1,207,292
Sonova Holding AG†	2,128	477,939
Straumann Holding AG	399	392,954
Swatch Group AG (TRQX)	2,034	81,058
Swatch Group AG (XEGT)	1,120	235,241
Swiss Life Holding AG	1,234	452,070
Swiss Prime Site AG	2,937	267,848
Swiss Re AG	11,396	900,104
Swisscom AG	1,001	532,974
Temenos AG	2,533	376,411
UBS Group AG	141,777	1,669,522
Vifor Pharma AG	1,760	248,617
Zurich Insurance Group AG	5,786	2,138,951

		54,346,381

Security Description	Shares	Value (Note 2)
United Kingdom — 12.2%
3i Group PLC	37,631	$440,984
Admiral Group PLC	7,383	232,569
Anglo American PLC	47,499	1,172,176
Antofagasta PLC	15,250	206,318
Ashtead Group PLC	17,434	560,340
Associated British Foods PLC	13,777	319,957
AstraZeneca PLC	50,746	5,628,405
Auto Trader Group PLC*	37,360	263,699
AVEVA Group PLC	2,498	136,207
Aviva PLC	151,663	527,966
BAE Systems PLC	123,984	799,512
Barclays PLC	670,014	889,871
Barratt Developments PLC	39,379	265,166
Berkeley Group Holdings PLC	4,869	285,376
BHP Group PLC	81,679	1,781,421
BP PLC	783,246	2,839,411
British American Tobacco PLC	88,711	2,944,047
British Land Co. PLC	34,045	164,006
BT Group PLC	343,953	446,288
Bunzl PLC	13,024	375,901
Burberry Group PLC	15,649	257,913
Coca-Cola European Partners PLC	7,938	326,807
Compass Group PLC	68,982	953,901
Croda International PLC	4,985	375,135
Diageo PLC	90,376	3,311,748
Direct Line Insurance Group PLC	53,174	207,320
Evraz PLC	19,652	74,798
GlaxoSmithKline PLC	193,998	3,895,804
Halma PLC	14,682	420,500
Hargreaves Lansdown PLC	12,840	295,411
Hikma Pharmaceuticals PLC	5,623	158,583
HSBC Holdings PLC	785,581	3,572,607
Imperial Brands PLC	36,599	614,117
Informa PLC	58,090	282,928
InterContinental Hotels Group PLC	6,688	310,599
Intertek Group PLC	6,242	441,499
ITV PLC	140,105	104,697
J Sainsbury PLC	68,463	168,177
JD Sports Fashion PLC	16,937	135,118
Johnson Matthey PLC	7,484	220,595
Kingfisher PLC	81,604	259,779
Land Securities Group PLC	27,240	206,686
Legal & General Group PLC	230,699	652,760
Lloyds Banking Group PLC	2,718,114	942,624
London Stock Exchange Group PLC	12,173	1,357,791
M&G PLC	100,545	212,884
Melrose Industries PLC	187,882	211,875
Mondi PLC	18,777	336,871
National Grid PLC	135,674	1,604,577
Natwest Group PLC	187,081	261,498
Next PLC	5,141	368,996
Ocado Group PLC†	17,874	480,398
Pearson PLC	29,689	205,515
Persimmon PLC†	12,333	390,460
Prudential PLC	100,599	1,470,265
Reckitt Benckiser Group PLC	27,448	2,776,170
RELX PLC	74,772	1,587,336
Rentokil Initial PLC	71,518	502,923
Rio Tinto PLC	43,378	2,643,724
Rolls-Royce Holdings PLC	74,677	228,172
Royal Dutch Shell PLC, Class A	159,174	2,352,072
Royal Dutch Shell PLC, Class B	144,019	2,038,656
RSA Insurance Group PLC	39,897	225,600

164

SunAmerica Series Trust SA International Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
United Kingdom (continued)
Sage Group PLC	42,214	$404,358
Schroders PLC	4,807	187,488
Segro PLC	42,410	540,212
Severn Trent PLC	9,202	296,161
Smith & Nephew PLC	33,823	675,261
Smiths Group PLC	15,323	273,527
Spirax-Sarco Engineering PLC	2,849	386,152
SSE PLC	39,830	681,646
St James’s Place PLC	20,690	256,718
Standard Chartered PLC	105,064	534,044
Standard Life Aberdeen PLC	90,051	297,460
Taylor Wimpey PLC	126,981	198,090
Tesco PLC	378,740	1,079,884
Unilever PLC	45,190	2,714,120
United Utilities Group PLC	26,371	311,913
Vodafone Group PLC	1,035,311	1,572,521
Whitbread PLC†	7,794	223,506
WM Morrison Supermarkets PLC	93,006	228,097

		68,586,667

United States — 0.0%
International Flavors & Fragrances, Inc.	1	111

Total Common Stocks (cost $516,594,559)		518,360,082

EXCHANGE-TRADED FUNDS — 0.4%
United States — 0.4%
iShares MSCI EAFE ETF (cost $2,136,032)	34,700	2,153,135

RIGHTS — 0.0%
Spain — 0.0%
Cellnex Telecom SA (Expires 08/12/2020)†	9,686	40,504

Portugal — 0.0%
EDP - Energias de Portugal SA (Expires 08/06/2020)†	98,985	10,051

Total Rights (cost $0)		50,555

Total Long-Term Investment Securities (cost $518,730,591)		520,563,772

Security Description	Principal Amount	Value (Note 2)
SHORT-TERM INVESTMENT SECURITIES — 1.3%
United States Treasury Bills 0.11% due 12/31/2020(1)	$1,400,000	$1,399,358
0.12% due 10/08/2020(1)	920,000	919,831
0.14% due 01/28/2021(1)	450,000	449,766
0.16% due 08/20/2020(1)	400,000	399,982
0.16% due 04/22/2021(1)	200,000	199,840
0.16% due 05/20/2021(1)	1,000,000	999,054
0.17% due 12/31/2020(1)	1,500,000	1,499,313
0.17% due 05/20/2021(1)	350,000	349,668
0.18% due 05/20/2021(1)	400,000	399,622
0.22% due 09/10/2020(1)	450,000	449,956
0.34% due 08/13/2020(1)	400,000	399,990

Total Short-Term Investment Securities (cost $7,464,976)		7,466,380

REPURCHASE AGREEMENTS — 5.4%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00%, dated 07/31/2020, to be repurchased 08/03/2020 in the amount of $29,904,000 and collateralized by $28,712,100 of United States Treasury Notes, bearing interest at 1.75%, due 07/31/2024 and having an approximate value of $30,502,127 (cost $29,904,000)	29,904,000	29,904,000

TOTAL INVESTMENTS — (cost $556,099,567)(2)	99.5%	557,934,152
Other assets less liabilities	0.5	2,869,374

NET ASSETS	100.0%	$560,803,526

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2020, the aggregate value of these securities was $8,525,076 representing 1.5% of net assets.
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	See Note 3 for cost of investments on a tax basis.
ADR	— American Depositary Receipt
CDI	— Chess Depositary Interest
CVA	— Certification Van Aandelen (Dutch Cert.)
ETF	— Exchange-Traded Funds
FDR	— Fiduciary Depositary Receipt
RSP	— Risparmio Shares-Savings Shares on the Italian Stock Exchange
TRQX	— Turquoise Stock Exchange
XEGT	— Equiduct Stock Exchange

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
442	Long	MSCI EAFE Index	September 2020	$39,765,475	$40,080,560	$315,085

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

165

SunAmerica Series Trust SA International Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$2,865,808	$515,494,274	**	$—	$518,360,082
Exchange-Traded Funds	2,153,135	—		—	2,153,135
Rights	50,555	—		—	50,555
Short-Term Investment Securities	—	7,466,380		—	7,466,380
Repurchase Agreements	—	29,904,000		—	29,904,000

Total Investments at Value	$5,069,498	$552,864,654		$—	$557,934,152

Other Financial Instruments:†
Future Contracts	$315,085	$—		$—	$315,085

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).
+	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Financial Statements

166

SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio

PORTFOLIO PROFILE — July 31, 2020 — (unaudited)

Industry Allocation*

Electronic Components-Semiconductors	5.6%
Applications Software	5.3
Enterprise Software/Service	5.3
Medical-Biomedical/Gene	5.0
Diagnostic Equipment	4.9
Medical Products	4.6
Medical Labs & Testing Services	3.2
Retail-Restaurants	2.9
Building & Construction Products-Misc.	2.5
Distribution/Wholesale	2.4
Medical Instruments	2.0
Medical-Drugs	2.0
Medical-Outpatient/Home Medical	1.8
Patient Monitoring Equipment	1.7
Power Converter/Supply Equipment	1.6
Web Hosting/Design	1.5
E-Commerce/Products	1.5
Internet Application Software	1.5
Machinery-General Industrial	1.4
Electronic Measurement Instruments	1.4
Real Estate Investment Trusts	1.3
Therapeutics	1.2
Healthcare Safety Devices	1.2
Brewery	1.2
Schools	1.2
Data Processing/Management	1.0
Transport-Truck	1.0
Computer Software	1.0
Computer Data Security	1.0
Retail-Floor Coverings	0.9
Finance-Consumer Loans	0.9
Retail-Discount	0.9
Diagnostic Kits	0.9
Insurance Brokers	0.9
Investment Management/Advisor Services	0.9
Casino Services	0.9
Semiconductor Components-Integrated Circuits	0.9
Energy-Alternate Sources	0.9
Athletic Equipment	0.8
Satellite Telecom	0.8
Semiconductor Equipment	0.8
Banks-Commercial	0.8
Commercial Services	0.8
Electric Products-Misc.	0.8
Hazardous Waste Disposal	0.8
Lasers-System/Components	0.8
Diversified Manufacturing Operations	0.8
Retail-Home Furnishings	0.8
Building-Residential/Commercial	0.8
Human Resources	0.8
Racetracks	0.7
Transport-Services	0.7
Computers-Other	0.7
Water Treatment Systems	0.7
Chemicals-Specialty	0.7
E-Commerce/Services	0.7
Retail-Misc./Diversified	0.7
Disposable Medical Products	0.7
Engineering/R&D Services	0.7
Commercial Services-Finance	0.7
Coatings/Paint	0.6

Internet Connectivity Services	0.6%
Electronics-Military	0.6
Metal Processors & Fabrication	0.6
Recreational Centers	0.6
Machine Tools & Related Products	0.5
Building Products-Cement	0.5
Aerospace/Defense-Equipment	0.5
Drug Delivery Systems	0.4
Computers-Integrated Systems	0.4
Auto/Truck Parts & Equipment-Original	0.4
Retail-Automobile	0.2

98.8%

*	Calculated as a percentage of net assets

167

SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 98.8%
Aerospace/Defense-Equipment — 0.5%
Aerojet Rocketdyne Holdings, Inc.†	35,961	$1,483,391

Applications Software — 5.3%
Cloudflare, Inc., Class A†	65,674	2,733,352
Five9, Inc.†	22,369	2,702,623
HubSpot, Inc.†	14,031	3,291,813
Nuance Communications, Inc.†	95,592	2,614,441
RealPage, Inc.†	40,596	2,557,954
Smartsheet, Inc., Class A†	35,557	1,697,491

		15,597,674

Athletic Equipment — 0.8%
Fox Factory Holding Corp.†	28,025	2,494,225

Auto/Truck Parts & Equipment-Original — 0.4%
Visteon Corp.†	14,144	1,026,996

Banks-Commercial — 0.8%
SVB Financial Group†	10,741	2,408,884

Brewery — 1.2%
Boston Beer Co., Inc., Class A†	4,277	3,466,252

Building & Construction Products-Misc. — 2.5%
Armstrong World Industries, Inc.	7,326	521,904
Builders FirstSource, Inc.†	127,758	3,026,587
Simpson Manufacturing Co., Inc.	15,138	1,461,725
Trex Co., Inc.†	17,718	2,468,649

		7,478,865

Building Products-Cement — 0.5%
Martin Marietta Materials, Inc.	7,217	1,495,218

Building-Residential/Commercial — 0.8%
Installed Building Products, Inc.†	28,031	2,217,532

Casino Services — 0.9%
Caesars Entertainment, Inc.†	84,702	2,629,997

Chemicals-Specialty — 0.7%
Element Solutions, Inc.†	193,690	2,103,473

Coatings/Paint — 0.6%
Axalta Coating Systems, Ltd.†	84,671	1,879,696

Commercial Services — 0.8%
Morningstar, Inc.	14,299	2,402,804

Commercial Services-Finance — 0.7%
Avalara, Inc.†	14,383	1,933,794

Computer Data Security — 1.0%
Qualys, Inc.†	22,735	2,807,318

Computer Software — 1.0%
Bill.com Holdings, Inc.†	30,205	2,812,388

Computers-Integrated Systems — 0.4%
Cubic Corp.	28,116	1,180,872

Computers-Other — 0.7%
Kornit Digital, Ltd.†	40,006	2,143,922

Data Processing/Management — 1.0%
Fair Isaac Corp.†	6,836	3,002,303

Diagnostic Equipment — 4.9%
10X Genomics, Inc., Class A†	29,367	2,888,832
Adaptive Biotechnologies Corp.†	46,400	1,731,648
Avantor, Inc.†	161,299	3,561,482
Repligen Corp.†	41,888	6,321,318

		14,503,280

Security Description	Shares	Value (Note 2)
Diagnostic Kits — 0.9%
Natera, Inc.†	56,761	$2,725,663

Disposable Medical Products — 0.7%
CONMED Corp.	24,487	2,021,157

Distribution/Wholesale — 2.4%
IAA, Inc.†	44,132	1,913,122
Pool Corp.	7,290	2,308,743
SiteOne Landscape Supply, Inc.†	22,619	2,895,911

		7,117,776

Diversified Manufacturing Operations — 0.8%
Fabrinet†	31,110	2,259,519

Drug Delivery Systems — 0.4%
Heron Therapeutics, Inc.†	80,277	1,307,712

E-Commerce/Products — 1.5%
Etsy, Inc.†	37,180	4,401,368

E-Commerce/Services — 0.7%
Lyft, Inc., Class A†	71,045	2,076,645

Electric Products-Misc. — 0.8%
Littelfuse, Inc.	13,315	2,365,410

Electronic Components-Semiconductors — 5.6%
Cree, Inc.†	35,298	2,432,738
IPG Photonics Corp.†	12,856	2,301,353
Lattice Semiconductor Corp.†	116,392	3,618,627
Monolithic Power Systems, Inc.	8,872	2,351,169
Semtech Corp.†	55,480	3,091,900
Silicon Laboratories, Inc.†	26,701	2,683,718

		16,479,505

Electronic Measurement Instruments — 1.4%
Mesa Laboratories, Inc.	8,681	2,056,876
Trimble, Inc.†	45,475	2,024,092

		4,080,968

Electronics-Military — 0.6%
Mercury Systems, Inc.†	23,064	1,785,846

Energy-Alternate Sources — 0.9%
Enphase Energy, Inc.†	43,205	2,607,854

Engineering/R&D Services — 0.7%
AECOM†	54,767	1,982,018

Enterprise Software/Service — 5.3%
Black Knight, Inc.†	24,016	1,799,279
Blackline, Inc.†	39,525	3,514,168
Clarivate PLC†	83,096	2,297,604
Everbridge, Inc.†	438	62,546
Guidewire Software, Inc.†	19,705	2,318,490
LivePerson, Inc.†	52,205	2,243,771
Pegasystems, Inc.	27,959	3,268,128

		15,503,986

Finance-Consumer Loans — 0.9%
LendingTree, Inc.†	7,901	2,736,037

Footwear & Related Apparel — 0.0%
Steven Madden, Ltd.	2,563	54,284

Hazardous Waste Disposal — 0.8%
Clean Harbors, Inc.†	39,253	2,339,479

Healthcare Safety Devices — 1.2%
Tandem Diabetes Care, Inc.†	33,469	3,496,172

168

SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Human Resources — 0.8%
ASGN, Inc.†	32,359	$2,215,297

Insurance Brokers — 0.9%
eHealth, Inc.†	25,819	1,785,126
Goosehead Insurance, Inc., Class A†	8,682	897,111

		2,682,237

Internet Application Software — 1.5%
Anaplan, Inc.†	40,108	1,821,304
Zendesk, Inc.†	26,887	2,450,750

		4,272,054

Internet Connectivity Services — 0.6%
Cogent Communications Holdings, Inc.	20,636	1,859,510

Investment Management/Advisor Services — 0.9%
LPL Financial Holdings, Inc.	33,852	2,674,985

Lasers-System/Components — 0.8%
II-VI, Inc.†	44,767	2,270,582

Machine Tools & Related Products — 0.5%
Kennametal, Inc.	59,510	1,604,390

Machinery-General Industrial — 1.4%
Nordson Corp.	11,984	2,320,462
Welbilt, Inc.†	309,874	1,884,034

		4,204,496

Medical Instruments — 2.0%
Bio-Techne Corp.	15,149	4,168,399
Bruker Corp.	41,791	1,864,714

		6,033,113

Medical Labs & Testing Services — 3.2%
Catalent, Inc.†	65,863	5,752,474
Syneos Health, Inc.†	58,363	3,641,268

		9,393,742

Medical Products — 4.6%
AtriCure, Inc.†	56,487	2,305,234
iRhythm Technologies, Inc.†	22,601	2,813,373
Masimo Corp.†	12,018	2,645,402
Nevro Corp.†	16,085	2,138,662
Penumbra, Inc.†	16,218	3,598,936

		13,501,607

Medical-Biomedical/Gene — 5.0%
Abcam PLC	125,467	2,110,816
Halozyme Therapeutics, Inc.†	87,413	2,376,759
Immunomedics, Inc.†	38,260	1,615,720
Iovance Biotherapeutics, Inc.†	36,929	1,073,526
NeoGenomics, Inc.†	77,604	2,966,801
Sage Therapeutics, Inc.†	26,386	1,202,410
Twist Bioscience Corp.†	58,966	3,304,455

		14,650,487

Medical-Drugs — 2.0%
Horizon Therapeutics PLC†	57,010	3,488,442
PRA Health Sciences, Inc.†	22,720	2,421,043

		5,909,485

Medical-Outpatient/Home Medical — 1.8%
Chemed Corp.	4,327	2,129,706

Security Description	Shares	Value (Note 2)
Medical-Outpatient/Home Medical (continued)
LHC Group, Inc.†	16,448	$3,209,169

		5,338,875

Metal Processors & Fabrication — 0.6%
Timken Co.	37,970	1,733,710

Patient Monitoring Equipment — 1.7%
CareDx, Inc.†	92,833	3,095,981
Insulet Corp.†	9,342	1,899,789

		4,995,770

Power Converter/Supply Equipment — 1.6%
Generac Holdings, Inc.†	16,303	2,569,027
Vicor Corp.†	26,800	2,183,396

		4,752,423

Racetracks — 0.7%
Penn National Gaming, Inc.†	64,699	2,190,061

Real Estate Investment Trusts — 1.3%
CoreSite Realty Corp.	13,117	1,692,749
EastGroup Properties, Inc.	16,471	2,185,043

		3,877,792

Recreational Centers — 0.6%
Planet Fitness, Inc., Class A†	31,022	1,619,348

Retail-Automobile — 0.2%
Vroom, Inc.†	7,436	440,137

Retail-Discount — 0.9%
Ollie’s Bargain Outlet Holdings, Inc.†	26,028	2,735,543

Retail-Floor Coverings — 0.9%
Floor & Decor Holdings, Inc., Class A†	42,005	2,768,129

Retail-Home Furnishings — 0.8%
RH†	7,780	2,236,205

Retail-Misc./Diversified — 0.7%
Five Below, Inc.†	18,999	2,069,181

Retail-Restaurants — 2.9%
Dunkin’ Brands Group, Inc.	26,831	1,844,095
Texas Roadhouse, Inc.	24,415	1,371,879
Wendy’s Co.	75,725	1,755,305
Wingstop, Inc.	22,899	3,577,969

		8,549,248

Satellite Telecom — 0.8%
Iridium Communications, Inc.†	88,412	2,421,605

Schools — 1.2%
Bright Horizons Family Solutions, Inc.†	19,055	2,043,458
Strategic Education, Inc.	11,159	1,408,378

		3,451,836

Semiconductor Components-Integrated Circuits — 0.9%
Power Integrations, Inc.	21,526	2,626,818

Semiconductor Equipment — 0.8%
MKS Instruments, Inc.	18,915	2,410,528

Therapeutics — 1.2%
Agios Pharmaceuticals, Inc.†	25,014	1,133,634
Neurocrine Biosciences, Inc.†	20,205	2,431,874

		3,565,508

169

SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Transport-Services — 0.7%
CryoPort, Inc.†	65,568	$2,172,924

Transport-Truck — 1.0%
Knight-Swift Transportation Holdings, Inc.	30,808	1,339,840
Old Dominion Freight Line, Inc.	8,200	1,499,124

		2,838,964

Water Treatment Systems — 0.7%
Evoqua Water Technologies Corp.†	109,926	2,113,877

Web Hosting/Design — 1.5%
Q2 Holdings, Inc.†	47,304	4,448,941

TOTAL INVESTMENTS (cost $218,817,805)(1)	98.8%	291,039,691
Other assets less liabilities	1.2	3,454,249

NET ASSETS	100.0%	$294,493,940

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$288,928,875	$2,110,816	**	$—	$291,039,691

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).

See Notes to Financial Statements

170

SunAmerica Series Trust SA Invesco VCP Equity-Income Portfolio

PORTFOLIO PROFILE — July 31, 2020 — (unaudited)

Industry Allocation*

Diversified Banking Institutions	9.3%
Medical-Drugs	6.2
United States Treasury Notes	5.3
Banks-Commercial	3.9
Cable/Satellite TV	3.6
Aerospace/Defense	2.9
Semiconductor Components-Integrated Circuits	2.6
Oil Companies-Integrated	2.3
Tobacco	2.3
Electric-Integrated	2.2
Medical Instruments	2.2
Computer Services	2.1
Diversified Manufacturing Operations	2.0
Insurance-Life/Health	2.0
Oil Companies-Exploration & Production	1.9
Finance-Other Services	1.9
Transport-Rail	1.9
Auto-Cars/Light Trucks	1.9
Electronic Components-Semiconductors	1.8
E-Commerce/Services	1.8
Enterprise Software/Service	1.7
Building Products-Air & Heating	1.7
Banks-Super Regional	1.7
Computers	1.6
Food-Wholesale/Distribution	1.5
Cellular Telecom	1.5
Agricultural Biotech	1.5
Medical-HMO	1.5
Chemicals-Diversified	1.2
United States Treasury Bonds	1.2
Pharmacy Services	1.2
Real Estate Investment Trusts	1.1
Medical-Wholesale Drug Distribution	0.9
Telecom Equipment-Fiber Optics	0.9
Options Purchased	0.9
Finance-Investment Banker/Broker	0.9
Telephone-Integrated	0.8
Insurance Brokers	0.8
Medical Products	0.8
Retail-Building Products	0.8
Retail-Major Department Stores	0.8
Food-Misc./Diversified	0.7
Pipelines	0.6
Drug Delivery Systems	0.6
Electronic Connectors	0.6
Apparel Manufacturers	0.6
Food-Confectionery	0.6
Private Equity	0.5
Agricultural Chemicals	0.5
Medical Labs & Testing Services	0.4
Applications Software	0.4
Investment Management/Advisor Services	0.4
Internet Content-Entertainment	0.4
Medical-Biomedical/Gene	0.3
Telecommunication Equipment	0.3
Transport-Equipment & Leasing	0.3
Finance-Leasing Companies	0.3
Computers-Memory Devices	0.3
Real Estate Management/Services	0.2
Insurance-Mutual	0.2
Internet Security	0.2

Brewery	0.2%
Finance-Credit Card	0.2
Human Resources	0.2
Therapeutics	0.2
Insurance-Reinsurance	0.2
Theaters	0.2
Finance-Consumer Loans	0.1
Data Processing/Management	0.1
Retail-Auto Parts	0.1
Insurance-Multi-line	0.1
Electric-Distribution	0.1
Electronic Parts Distribution	0.1
Gas-Distribution	0.1
Retail-Restaurants	0.1
Airlines	0.1
Insurance-Property/Casualty	0.1

95.7%

*	Calculated as a percentage of net assets

171

SunAmerica Series Trust SA Invesco VCP Equity-Income Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 66.0%
Aerospace/Defense — 2.6%
General Dynamics Corp.	187,222	$27,472,957
Raytheon Technologies Corp.	187,418	10,622,852

		38,095,809

Agricultural Biotech — 1.5%
Corteva, Inc.	772,205	22,054,175

Agricultural Chemicals — 0.5%
Nutrien, Ltd.	209,108	6,814,830

Apparel Manufacturers — 0.6%
Capri Holdings, Ltd.†	564,055	8,449,544

Auto-Cars/Light Trucks — 1.8%
General Motors Co.	1,048,538	26,098,111

Banks-Commercial — 2.7%
Citizens Financial Group, Inc.	785,668	19,492,423
Truist Financial Corp.	526,631	19,727,597

		39,220,020

Banks-Super Regional — 1.5%
PNC Financial Services Group, Inc.	211,541	22,565,079

Building Products-Air & Heating — 1.7%
Johnson Controls International PLC	653,761	25,156,723

Cable/Satellite TV — 1.9%
Charter Communications, Inc., Class A†	21,934	12,721,720
Comcast Corp., Class A	359,141	15,371,235

		28,092,955

Cellular Telecom — 1.2%
Vodafone Group PLC	11,538,302	17,525,383

Chemicals-Diversified — 1.2%
Dow, Inc.	233,995	9,607,835
DuPont de Nemours, Inc.	163,186	8,727,187

		18,335,022

Computer Services — 2.1%
Cognizant Technology Solutions Corp., Class A	443,760	30,317,683

Computers — 1.4%
Apple, Inc.(1)	47,858	20,341,564

Diversified Banking Institutions — 7.7%
Bank of America Corp.(1)	1,227,857	30,549,082
Citigroup, Inc.(1)	606,889	30,350,519
Goldman Sachs Group, Inc.	129,189	25,574,254
Morgan Stanley	557,452	27,248,254

		113,722,109

Diversified Manufacturing Operations — 2.0%
Textron, Inc.	348,899	12,190,531
Trane Technologies PLC	152,703	17,082,885

		29,273,416

E-Commerce/Services — 0.9%
Booking Holdings, Inc.†	7,624	12,672,079

Electric-Integrated — 1.9%
Duke Energy Corp.	103,127	8,738,982
Exelon Corp.	298,697	11,532,691
FirstEnergy Corp.	293,674	8,516,546

		28,788,219

Security Description	Shares	Value (Note 2)
Electronic Components-Semiconductors — 0.8%
Intel Corp.	254,425	$12,143,705

Electronic Connectors — 0.6%
TE Connectivity, Ltd.	99,105	8,827,282

Enterprise Software/Service — 1.4%
Oracle Corp.	372,186	20,637,714

Finance-Investment Banker/Broker — 0.5%
Charles Schwab Corp.	202,819	6,723,450

Food-Confectionery — 0.6%
Mondelez International, Inc., Class A	149,827	8,313,900

Food-Misc./Diversified — 0.4%
Kellogg Co.	84,837	5,852,905

Food-Wholesale/Distribution — 1.5%
Sysco Corp.	220,702	11,664,101
US Foods Holding Corp.†	538,661	10,934,818

		22,598,919

Human Resources — 0.2%
Adecco Group AG	61,415	2,919,878

Insurance Brokers — 0.8%
Willis Towers Watson PLC	55,532	11,662,275

Insurance-Life/Health — 1.5%
Equitable Holdings, Inc.	444,967	9,104,025
Voya Financial, Inc.	266,076	13,144,154

		22,248,179

Medical Instruments — 1.9%
Alcon, Inc.†	139,696	8,441,333
Medtronic PLC	195,989	18,909,019

		27,350,352

Medical Products — 0.8%
Zimmer Biomet Holdings, Inc.	90,811	12,246,771

Medical-Drugs — 5.5%
Bristol-Myers Squibb Co.(1)	357,615	20,977,696
GlaxoSmithKline PLC	378,978	7,610,511
Johnson & Johnson	177,343	25,849,516
Pfizer, Inc.	318,070	12,239,334
Sanofi	141,350	14,776,984

		81,454,041

Medical-HMO — 1.4%
Anthem, Inc.	76,516	20,950,081

Medical-Wholesale Drug Distribution — 0.9%
McKesson Corp.	92,521	13,892,953

Oil Companies-Exploration & Production — 1.9%
Canadian Natural Resources, Ltd.	315,791	5,571,049
Concho Resources, Inc.	155,107	8,149,321
Devon Energy Corp.	641,765	6,732,115
Parsley Energy, Inc., Class A	665,550	7,307,739

		27,760,224

Oil Companies-Integrated — 2.3%
BP PLC	2,727,687	9,888,370
Chevron Corp.	233,648	19,612,413
Royal Dutch Shell PLC, Class A	299,083	4,419,470

		33,920,253

Pharmacy Services — 0.8%
CVS Health Corp.(1)	179,442	11,294,080

172

SunAmerica Series Trust SA Invesco VCP Equity-Income Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)
COMMON STOCKS (continued)
Real Estate Management/Services — 0.2%
CBRE Group, Inc., Class A†	82,162	$3,599,517

Retail-Building Products — 0.7%
Kingfisher PLC	3,296,741	10,494,893

Retail-Major Department Stores — 0.8%
TJX Cos., Inc.	218,550	11,362,415

Semiconductor Components-Integrated Circuits — 2.5%
NXP Semiconductors NV	115,667	13,594,341
QUALCOMM, Inc.	220,656	23,303,480

		36,897,821

Telecom Equipment-Fiber Optics — 0.8%
Corning, Inc.	403,657	12,513,367

Tobacco — 2.2%
Philip Morris International, Inc.	417,351	32,056,730

Transport-Rail — 1.8%
CSX Corp.(1)	368,082	26,258,970

Total Common Stocks (cost $930,578,941)		971,503,396

CONVERTIBLE PREFERRED SECURITIES — 0.1%
Investment Management/Advisor Services — 0.1%
AMG Capital Trust II 5.15%	40,900	1,822,504

Pipelines — 0.0%
El Paso Energy Capital Trust I 4.75%	800	39,152

Total Convertible Preferred Securities (cost $2,502,039)		1,861,656

PREFERRED SECURITIES — 0.0%
Banks-Super Regional — 0.0%
Wells Fargo & Co. Series Q 5.85% (cost $30,000)	1,200	30,276

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.0%
Diversified Banking Institutions — 0.0%
JPMorgan Chase & Co. Series V 3.62% due 10/01/2020(2) (cost $200,000)	$200,000	187,157

CONVERTIBLE BONDS & NOTES — 8.9%
Applications Software — 0.4%
Nuance Communications, Inc. Senior Notes 1.00% due 12/15/2035	1,803,000	2,261,995
Nuance Communications, Inc. Senior Notes 1.25% due 04/01/2025	1,775,000	2,657,413
RealPage, Inc. Senior Notes 1.50% due 11/15/2022	626,000	983,255

		5,902,663

Broadcast Services/Program — 0.0%
Liberty Media Corp. - Liberty Formula One Senior Notes 1.00% due 01/30/2023	440,000	511,193

Security Description	Principal Amount	Value (Note 2)
Cable/Satellite TV — 1.1%
DISH Network Corp. Senior Notes 3.38% due 08/15/2026	$9,179,000	$8,450,462
Liberty Media Corp. Senior Notes 1.38% due 10/15/2023	6,373,000	6,928,308
Liberty Media Corp. Senior Notes 2.25% due 09/30/2046	1,653,040	784,892

		16,163,662

Commercial Services-Finance — 0.0%
Euronet Worldwide, Inc. Senior Notes 0.75% due 03/15/2049	684,000	661,770

Computers-Memory Devices — 0.3%
SanDisk LLC Company Guar. Notes 0.50% due 10/15/2020	2,198,000	1,863,135
Western Digital Corp. Company Guar. Notes 1.50% due 02/01/2024	2,183,000	2,108,893

		3,972,028

Diversified Banking Institutions — 0.2%
BofA Finance LLC Bank Guar. Notes 0.13% due 09/01/2022	2,714,000	2,939,262

Drug Delivery Systems — 0.6%
Dexcom, Inc. Senior Notes 0.75% due 12/01/2023	3,329,000	8,898,833

E-Commerce/Services — 0.7%
Booking Holdings, Inc. Senior Notes 0.75% due 05/01/2025*	514,000	646,869
IAC Financeco 3, Inc. Company Guar. Notes 2.00% due 01/15/2030*	3,984,000	5,807,900
Priceline Group, Inc. Senior Notes 0.90% due 09/15/2021	1,830,000	1,946,693
Zillow Group, Inc. Senior Notes 2.75% due 05/15/2025	1,853,000	2,430,457

		10,831,919

Electronic Components-Semiconductors — 0.8%
Cree, Inc. Senior Notes 0.88% due 09/01/2023	2,200,000	2,883,845
Cree, Inc. Senior Notes 1.75% due 05/01/2026*	2,011,000	3,241,481
Microchip Technology, Inc. Senior Sub. Notes 1.63% due 02/15/2027	1,720,000	2,509,136
ON Semiconductor Corp. Company Guar. Notes 1.00% due 12/01/2020	1,666,000	1,970,347

173

SunAmerica Series Trust SA Invesco VCP Equity-Income Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
CONVERTIBLE BONDS & NOTES (continued)
Electronic Components-Semiconductors (continued)
Silicon Laboratories, Inc. Senior Notes 1.38% due 03/01/2022	$510,000	$620,987

		11,225,796

Enterprise Software/Service — 0.2%
Workday, Inc. Senior Notes 0.25% due 10/01/2022	2,245,000	3,018,701

Finance-Investment Banker/Broker — 0.4%
GS Finance Corp. Senior Notes 0.25% due 07/08/2024(3)	5,346,000	5,310,513

Finance-Other Services — 1.9%
Convertible Trust - Consumer Series 2018-1 Senior Notes 0.25% due 01/17/2024(3)	6,174,000	6,257,966
Convertible Trust - Energy Series 2019-1 Senior Notes 0.33% due 09/19/2024(3)	6,944,000	7,062,742
Convertible Trust - Healthcare Series 2018-1 Senior Notes 0.25% due 02/05/2024(3)	6,038,000	6,551,834
Convertible Trust - Media Series 2019-1 Senior Notes 0.25% due 12/04/2024(3)	6,944,000	7,616,874

		27,489,416

Healthcare Safety Devices — 0.0%
Tandem Diabetes Care, Inc. Senior Notes 1.50% due 05/01/2025*	489,000	599,213

Internet Security — 0.2%
FireEye, Inc. Senior Notes Series A 1.00% due 06/01/2035	1,641,000	1,609,801
FireEye, Inc. Senior Notes Series B 1.63% due 06/01/2035	1,663,000	1,596,857

		3,206,658

Medical Instruments — 0.3%
Integra LifeSciences Holdings Corp. Senior Notes 0.50% due 08/15/2025*	2,227,000	2,068,241
NuVasive, Inc. Senior Notes 2.25% due 03/15/2021	1,978,000	2,185,690

		4,253,931

Medical Labs & Testing Services — 0.4%
Teladoc Health, Inc. Senior Notes 1.25% due 06/01/2027*	4,828,000	6,194,901

Security Description	Principal Amount	Value (Note 2)
Medical-Biomedical/Gene — 0.2%
BioMarin Pharmaceutical, Inc. Senior Sub. Notes 1.50% due 10/15/2020	$2,388,000	$3,040,475

Medical-Drugs — 0.2%
Pacira BioSciences, Inc. Senior Notes 0.75% due 08/01/2025*	1,193,000	1,211,605
Pacira Pharmaceuticals, Inc. Senior Notes 2.38% due 04/01/2022	184,000	201,034
Supernus Pharmaceuticals, Inc. Senior Notes 0.63% due 04/01/2023	1,171,000	1,056,357

		2,468,996

Oil-Field Services — 0.0%
Oil States International, Inc. Senior Notes 1.50% due 02/15/2023	992,000	494,540

Telecom Equipment-Fiber Optics — 0.1%
Finisar Corp. Company Guar. Notes 0.50% due 12/15/2036	855,000	883,617

Telecommunication Equipment — 0.3%
Viavi Solutions, Inc. Senior Notes 1.00% due 03/01/2024	1,625,000	1,990,592
Viavi Solutions, Inc. Senior Notes 1.75% due 06/01/2023	2,411,000	2,874,933

		4,865,525

Telephone-Integrated — 0.2%
GCI Liberty, Inc. Senior Notes 1.75% due 09/30/2046*	2,371,000	3,744,896

Theaters — 0.2%
Live Nation Entertainment, Inc. Senior Notes 2.50% due 03/15/2023	2,209,000	2,304,165

Therapeutics — 0.2%
Neurocrine Biosciences, Inc. Senior Notes 2.25% due 05/15/2024	1,623,000	2,675,227

Total Convertible Bonds & Notes (cost $113,524,963)		131,657,900

U.S. CORPORATE BONDS & NOTES — 10.0%
Aerospace/Defense — 0.3%
BAE Systems Holdings, Inc. Company Guar. Notes 2.85% due 12/15/2020*	214,000	215,167
Northrop Grumman Corp. Senior Notes 2.08% due 10/15/2020	1,509,000	1,514,191
Raytheon Co. Senior Notes 3.13% due 10/15/2020	2,790,000	2,805,775
Raytheon Technologies Corp. Senior Notes 4.45% due 11/16/2038	344,000	444,451

		4,979,584

174

SunAmerica Series Trust SA Invesco VCP Equity-Income Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Airlines — 0.1%
American Airlines Pass-Through Trust Pass-Through Certs. Series 2014-1, Class A 3.70% due 04/01/2028	$42,094	$35,159
United Airlines Pass-Through Trust Pass-Through Certs. Series 2018-1, Class AA 3.50% due 09/01/2031	925,562	867,668
United Airlines Pass-Through Trust Pass-Through Certs. Series 2014-2, Class A 3.75% due 03/03/2028	44,749	41,308

		944,135

Applications Software — 0.0%
Microsoft Corp. Senior Notes 3.50% due 02/12/2035	120,000	152,636

Auto-Cars/Light Trucks — 0.1%
General Motors Co. Senior Notes 6.60% due 04/01/2036	320,000	389,684
General Motors Financial Co., Inc. Company Guar. Notes 5.25% due 03/01/2026	304,000	343,995

		733,679

Banks-Commercial — 0.2%
Citizens Financial Group, Inc. Senior Notes 2.38% due 07/28/2021	800,000	814,191
Discover Bank Senior Notes 3.35% due 02/06/2023	1,500,000	1,592,829

		2,407,020

Banks-Super Regional — 0.2%
PNC Financial Services Group, Inc. Senior Notes 3.45% due 04/23/2029	815,000	959,328
US Bancorp Sub. Notes 3.10% due 04/27/2026	750,000	845,509
Wells Fargo & Co. Senior Notes 3.55% due 09/29/2025	260,000	292,439
Wells Fargo & Co. Sub. Notes 4.10% due 06/03/2026	200,000	226,651
Wells Fargo & Co. Sub. Notes 4.65% due 11/04/2044	170,000	216,713

		2,540,640

Brewery — 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.70% due 02/01/2036	570,000	699,253
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.90% due 02/01/2046	441,000	563,288

Security Description	Principal Amount	Value (Note 2)
Brewery (continued)
Molson Coors Brewing Co. Company Guar. Notes 4.20% due 07/15/2046	$282,000	$295,469

		1,558,010

Building-Residential/Commercial — 0.0%
MDC Holdings, Inc. Company Guar. Notes 6.00% due 01/15/2043	10,000	11,500

Cable/Satellite TV — 0.4%
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.46% due 07/23/2022	845,000	900,327
Comcast Corp. Company Guar. Notes 2.75% due 03/01/2023	2,000,000	2,119,847
Comcast Corp. Company Guar. Notes 3.90% due 03/01/2038	1,350,000	1,689,889
Comcast Corp. Company Guar. Notes 4.15% due 10/15/2028	1,335,000	1,640,869

		6,350,932

Coatings/Paint — 0.0%
Sherwin-Williams Co. Senior Notes 4.50% due 06/01/2047	512,000	686,156

Computer Services — 0.0%
DXC Technology Co. Senior Notes 4.45% due 09/18/2022	30,000	31,377

Computers — 0.2%
Apple, Inc. Senior Notes 2.15% due 02/09/2022	126,000	129,614
Apple, Inc. Senior Notes 3.35% due 02/09/2027	1,425,000	1,643,192
Dell International LLC/EMC Corp. Senior Sec. Notes 5.45% due 06/15/2023*	711,000	783,424
Dell International LLC/EMC Corp. Senior Sec. Notes 8.35% due 07/15/2046*	189,000	263,389

		2,819,619

Containers-Paper/Plastic — 0.0%
Packaging Corp. of America Senior Notes 4.50% due 11/01/2023	77,000	85,165

Data Processing/Management — 0.1%
Fiserv, Inc. Senior Notes 3.80% due 10/01/2023	1,620,000	1,779,957

Diversified Banking Institutions — 1.0%
Bank of America Corp. Senior Notes 3.25% due 10/21/2027	2,000,000	2,237,794

175

SunAmerica Series Trust SA Invesco VCP Equity-Income Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Citigroup, Inc. Senior Notes 3.67% due 07/24/2028	$790,000	$900,320
Citigroup, Inc. Sub. Notes 4.75% due 05/18/2046	1,500,000	2,007,535
Citigroup, Inc. Sub. Notes 5.30% due 05/06/2044	20,000	28,146
Citigroup, Inc. Sub. Notes 6.68% due 09/13/2043	30,000	48,948
Goldman Sachs Group, Inc. Sub. Notes 4.25% due 10/21/2025	1,300,000	1,484,224
JPMorgan Chase & Co. Senior Notes 3.20% due 06/15/2026	750,000	842,593
JPMorgan Chase & Co. Senior Notes 3.51% due 01/23/2029	1,400,000	1,592,966
JPMorgan Chase & Co. Senior Notes 3.90% due 01/23/2049	1,400,000	1,803,791
JPMorgan Chase & Co. Senior Notes 4.26% due 02/22/2048	1,500,000	2,016,278
Morgan Stanley Senior Notes 3.88% due 01/27/2026	1,000,000	1,148,359
Morgan Stanley Senior Notes 4.00% due 07/23/2025	210,000	242,095

		14,353,049

Drug Delivery Systems — 0.0%
Becton Dickinson and Co. Senior Notes 4.88% due 05/15/2044	116,000	148,149

E-Commerce/Products — 0.0%
Amazon.com, Inc. Senior Notes 4.80% due 12/05/2034	18,000	25,426

Electric-Distribution — 0.1%
Oglethorpe Power Corp. 1st Mtg. Bonds 4.55% due 06/01/2044	200,000	218,930
Sempra Energy Senior Notes 3.80% due 02/01/2038	1,140,000	1,343,685

		1,562,615

Electric-Integrated — 0.3%
Georgia Power Co. Senior Notes 3.70% due 01/30/2050	401,000	481,342
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 3.55% due 05/01/2027	1,715,000	1,989,927

Security Description	Principal Amount	Value (Note 2)
Electric-Integrated (continued)
Xcel Energy, Inc. Senior Notes 3.50% due 12/01/2049	$1,129,000	$1,378,204

		3,849,473

Electronic Components-Semiconductors — 0.2%
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.63% due 01/15/2024	1,295,000	1,400,260
Micron Technology, Inc. Senior Notes 4.66% due 02/15/2030	795,000	956,117
Texas Instruments, Inc. Senior Notes 2.63% due 05/15/2024	840,000	906,678

		3,263,055

Electronic Parts Distribution — 0.1%
Avnet, Inc. Senior Notes 4.63% due 04/15/2026	1,250,000	1,398,752

Enterprise Software/Service — 0.1%
Oracle Corp. Senior Notes 3.60% due 04/01/2040	1,370,000	1,622,141

Finance-Consumer Loans — 0.1%
Synchrony Financial Senior Notes 3.95% due 12/01/2027	2,075,000	2,189,838

Finance-Credit Card — 0.2%
American Express Co. Sub. Notes 3.63% due 12/05/2024	54,000	60,003
Capital One Financial Corp. Senior Notes 3.20% due 01/30/2023	2,750,000	2,909,832

		2,969,835

Finance-Leasing Companies — 0.1%
Air Lease Corp. Senior Notes 3.00% due 09/15/2023	929,000	923,127
Air Lease Corp. Senior Notes 4.25% due 09/15/2024	165,000	168,297

		1,091,424

Food-Misc./Diversified — 0.3%
Kraft Heinz Foods Co. Company Guar. Notes 4.63% due 10/01/2039*	615,000	645,411
Nestle Holdings, Inc. Company Guar. Notes 3.10% due 09/24/2021*	3,745,000	3,856,947

		4,502,358

Gas-Distribution — 0.1%
NiSource, Inc. Senior Notes 4.38% due 05/15/2047	903,000	1,194,100

176

SunAmerica Series Trust SA Invesco VCP Equity-Income Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Insurance Brokers — 0.0%
Willis North America, Inc. Company Guar. Notes 3.60% due 05/15/2024	$610,000	$665,989

Insurance-Life/Health — 0.5%
Athene Global Funding Sec. Notes 2.75% due 06/25/2024*	315,000	325,572
Athene Global Funding Sec. Notes 4.00% due 01/25/2022*	2,900,000	3,018,384
Jackson National Life Global Funding Senior Sec. Notes 2.10% due 10/25/2021*	1,500,000	1,531,559
Jackson National Life Global Funding Senior Sec. Notes 3.25% due 01/30/2024*	1,000,000	1,072,766
Nationwide Financial Services, Inc. Senior Notes 5.30% due 11/18/2044*	610,000	718,117
Reliance Standard Life Global Funding II Senior Sec. Notes 3.05% due 01/20/2021*	355,000	358,119

		7,024,517

Insurance-Multi-line — 0.1%
Allstate Corp. Senior Notes 3.28% due 12/15/2026	665,000	767,689
Guardian Life Global Funding Sec. Notes 2.90% due 05/06/2024*	815,000	883,657

		1,651,346

Insurance-Mutual — 0.2%
Liberty Mutual Group, Inc. Company Guar. Notes 3.95% due 05/15/2060*	1,650,000	1,938,186
MassMutual Global Funding II Sec. Notes 2.00% due 04/15/2021*	1,635,000	1,655,055

		3,593,241

Insurance-Property/Casualty — 0.1%
Markel Corp. Senior Notes 5.00% due 05/20/2049	565,000	762,792
Travelers Cos., Inc. Senior Notes 4.60% due 08/01/2043	10,000	13,923

		776,715

Insurance-Reinsurance — 0.2%
PartnerRe Finance B LLC Company Guar. Notes 3.70% due 07/02/2029	1,240,000	1,387,290
Reinsurance Group of America, Inc. Senior Notes 4.70% due 09/15/2023	1,040,000	1,148,570

		2,535,860

Security Description	Principal Amount	Value (Note 2)
Investment Management/Advisor Services — 0.3%
Blackstone Holdings Finance Co. LLC Company Guar. Notes 5.00% due 06/15/2044*	$2,915,000	$3,735,066

Medical Instruments — 0.0%
Medtronic, Inc. Company Guar. Notes 4.38% due 03/15/2035	42,000	57,016

Medical Labs & Testing Services — 0.0%
Laboratory Corp. of America Holdings Senior Notes 3.20% due 02/01/2022	100,000	103,866
Laboratory Corp. of America Holdings Senior Notes 4.70% due 02/01/2045	43,000	57,032

		160,898

Medical-Biomedical/Gene — 0.1%
Gilead Sciences, Inc. Senior Notes 2.55% due 09/01/2020	1,900,000	1,903,228
Gilead Sciences, Inc. Senior Notes 4.40% due 12/01/2021	171,000	178,645

		2,081,873

Medical-Drugs — 0.4%
AbbVie, Inc. Senior Notes 4.05% due 11/21/2039*	1,705,000	2,097,896
AbbVie, Inc. Senior Notes 4.50% due 05/14/2035	171,000	215,109
AbbVie, Inc. Senior Notes 4.85% due 06/15/2044*	200,000	266,040
Bayer US Finance II LLC Company Guar. Notes 4.38% due 12/15/2028*	1,529,000	1,807,838
Bayer US Finance LLC Company Guar. Notes 3.00% due 10/08/2021*	200,000	205,299
Bristol-Myers Squibb Co. Senior Notes 4.00% due 08/15/2023	10,000	11,096
Bristol-Myers Squibb Co. Senior Notes 4.13% due 06/15/2039	706,000	944,581
Bristol-Myers Squibb Co. Senior Notes 4.63% due 05/15/2044	110,000	155,962
Zoetis, Inc. Senior Notes 4.70% due 02/01/2043	5,000	6,991

		5,710,812

Medical-HMO — 0.1%
UnitedHealth Group, Inc. Senior Notes 3.50% due 08/15/2039	636,000	779,884

Non-Hazardous Waste Disposal — 0.0%
Waste Management, Inc. Company Guar. Notes 3.90% due 03/01/2035	84,000	101,454

177

SunAmerica Series Trust SA Invesco VCP Equity-Income Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies-Exploration & Production — 0.0%
ConocoPhillips Co. Company Guar. Notes 4.15% due 11/15/2034	$37,000	$43,408
Noble Energy, Inc. Senior Notes 5.25% due 11/15/2043	20,000	27,150

		70,558

Pharmacy Services — 0.4%
Cigna Corp. Company Guar. Notes 4.80% due 08/15/2038	2,044,000	2,704,986
CVS Health Corp. Senior Notes 3.38% due 08/12/2024	40,000	43,695
CVS Health Corp. Senior Notes 4.10% due 03/25/2025	1,352,000	1,536,802
CVS Pass-Through Trust Pass-Through Certs. 6.04% due 12/10/2028	884,725	1,001,663

		5,287,146

Pipelines — 0.6%
Cameron LNG LLC Senior Sec. Notes 3.70% due 01/15/2039*	713,000	821,777
Energy Transfer Operating LP Company Guar. Notes 4.20% due 09/15/2023	2,062,000	2,181,031
Energy Transfer Operating LP Company Guar. Notes 4.90% due 03/15/2035	67,000	67,899
Energy Transfer Operating LP Company Guar. Notes 5.00% due 05/15/2050	842,000	835,491
Enterprise Products Operating LLC Company Guar. Notes 4.25% due 02/15/2048	1,337,000	1,528,551
Kinder Morgan, Inc. Company Guar. Notes 5.30% due 12/01/2034	28,000	33,976
MPLX LP Senior Notes 4.50% due 07/15/2023	2,250,000	2,431,117
MPLX LP Senior Notes 4.50% due 04/15/2038	1,336,000	1,425,289
Spectra Energy Partners LP Company Guar. Notes 4.50% due 03/15/2045	101,000	117,867
Sunoco Logistics Partners Operations LP Company Guar. Notes 5.30% due 04/01/2044	65,000	64,729

		9,507,727

Private Equity — 0.5%
Apollo Management Holdings LP Company Guar. Notes 4.00% due 05/30/2024*	3,000,000	3,292,976

Security Description	Principal Amount	Value (Note 2)
Private Equity (continued)
Carlyle Holdings Finance LLC Company Guar. Notes 3.88% due 02/01/2023*	$335,000	$358,903
KKR Group Finance Co III LLC Company Guar. Notes 5.13% due 06/01/2044*	2,480,000	3,145,180

		6,797,059

Real Estate Investment Trusts — 1.1%
Brixmor Operating Partnership LP Senior Notes 3.65% due 06/15/2024	2,000,000	2,091,804
Crown Castle International Corp. Senior Notes 4.75% due 05/15/2047	1,160,000	1,524,886
EPR Properties Company Guar. Notes 4.75% due 12/15/2026	2,095,000	2,028,926
Government Properties Income Trust Senior Notes 4.00% due 07/15/2022	2,500,000	2,501,569
HCP, Inc. Senior Notes 3.88% due 08/15/2024	1,320,000	1,464,282
HCP, Inc. Senior Notes 4.20% due 03/01/2024	100,000	110,015
Highwoods Realty LP Senior Notes 3.20% due 06/15/2021	200,000	202,873
Hospitality Properties Trust Senior Notes 5.00% due 08/15/2022	1,550,000	1,530,363
LifeStorage LP Company Guar. Notes 3.50% due 07/01/2026	497,000	537,719
Regency Centers LP Company Guar. Notes 2.95% due 09/15/2029	875,000	917,052
Regency Centers LP Company Guar. Notes 4.65% due 03/15/2049	500,000	610,406
Ventas Realty LP Company Guar. Notes 5.70% due 09/30/2043	2,182,000	2,624,934

		16,144,829

Retail-Auto Parts — 0.1%
Advance Auto Parts, Inc. Company Guar. Notes 4.50% due 12/01/2023	1,480,000	1,633,710
O’Reilly Automotive, Inc. Senior Notes 4.88% due 01/14/2021	20,000	20,163

		1,653,873

Retail-Building Products — 0.1%
Home Depot, Inc. Senior Notes 2.00% due 04/01/2021	734,000	741,649
Lowe’s Cos., Inc. Senior Notes 4.55% due 04/05/2049	682,000	915,367

		1,657,016

178

SunAmerica Series Trust SA Invesco VCP Equity-Income Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Retail-Discount — 0.0%
Dollar General Corp. Senior Notes 3.25% due 04/15/2023	$40,000	$42,655

Retail-Drug Store — 0.0%
Walgreens Boots Alliance, Inc. Senior Notes 3.30% due 11/18/2021	94,000	97,054
Walgreens Boots Alliance, Inc. Senior Notes 4.50% due 11/18/2034	69,000	79,717

		176,771

Retail-Restaurants — 0.1%
Starbucks Corp. Senior Notes 3.55% due 08/15/2029	815,000	945,796

Telephone-Integrated — 0.4%
AT&T, Inc. Senior Notes 3.00% due 06/30/2022	115,000	120,082
AT&T, Inc. Senior Notes 3.40% due 05/15/2025	2,800,000	3,114,566
AT&T, Inc. Senior Notes 4.30% due 02/15/2030	527,000	633,041
AT&T, Inc. Senior Notes 4.50% due 05/15/2035	102,000	122,442
AT&T, Inc. Senior Notes 4.80% due 06/15/2044	1,500,000	1,879,044
AT&T, Inc. Senior Notes 5.15% due 11/15/2046	25,000	32,276
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	45,000	57,984
Verizon Communications, Inc. Senior Notes 4.81% due 03/15/2039	39,000	53,392

		6,012,827

Tobacco — 0.1%
Altria Group, Inc. Company Guar. Notes 5.80% due 02/14/2039	1,378,000	1,805,339
Philip Morris International, Inc. Senior Notes 3.60% due 11/15/2023	15,000	16,467
Philip Morris International, Inc. Senior Notes 4.88% due 11/15/2043	35,000	47,814

		1,869,620

Transport-Equipment & Leasing — 0.2%
Aviation Capital Group Corp. Senior Notes 2.88% due 01/20/2022*	1,400,000	1,377,011

Security Description	Principal Amount	Value (Note 2)
Transport-Equipment & Leasing (continued)
Aviation Capital Group Corp. Senior Notes 4.88% due 10/01/2025*	$2,280,000	$2,210,051

		3,587,062

Transport-Rail — 0.1%
Norfolk Southern Corp. Senior Notes 3.40% due 11/01/2049	537,000	644,452
Union Pacific Corp. Senior Notes 3.84% due 03/20/2060	30,000	38,251
Union Pacific Corp. Senior Notes 4.15% due 01/15/2045	50,000	63,466

		746,169

Transport-Services — 0.0%
FedEx Corp. Company Guar. Notes 4.90% due 01/15/2034	25,000	32,605
FedEx Corp. Company Guar. Notes 5.10% due 01/15/2044	45,000	57,566
United Parcel Service, Inc. Senior Notes 3.40% due 11/15/2046	196,000	230,010

		320,181

Vitamins & Nutrition Products — 0.0%
Mead Johnson Nutrition Co. Company Guar. Notes 4.13% due 11/15/2025	29,000	33,946

Total U.S. Corporate Bonds & Notes (cost $131,988,002)		146,978,531

FOREIGN CORPORATE BONDS & NOTES — 2.2%
Banks-Commercial — 0.8%
ANZ New Zealand International, Ltd. Company Guar. Notes 2.88% due 01/25/2022*	650,000	672,434
Australia & New Zealand Banking Group, Ltd. Senior Notes 2.30% due 06/01/2021	891,000	906,615
Australia & New Zealand Banking Group, Ltd. Senior Notes 2.70% due 11/16/2020	3,375,000	3,398,757
National Australia Bank, Ltd. Senior Notes 1.88% due 07/12/2021	1,450,000	1,472,348
Standard Chartered PLC Senior Notes 3.05% due 01/15/2021*	385,000	389,066
Westpac Banking Corp. Senior Notes 2.10% due 05/13/2021	4,220,000	4,281,754

		11,120,974

Brewery — 0.1%
Heineken NV Senior Notes 3.50% due 01/29/2028*	1,333,000	1,532,326

179

SunAmerica Series Trust SA Invesco VCP Equity-Income Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Cellular Telecom — 0.3%
France Telecom SA Senior Notes 4.13% due 09/14/2021	$1,755,000	$1,826,797
Rogers Communications, Inc. Company Guar. Notes 4.30% due 02/15/2048	2,190,000	2,819,742
Rogers Communications, Inc. Company Guar. Notes 4.50% due 03/15/2043	30,000	38,788

		4,685,327

Chemicals-Plastics — 0.0%
Montell Finance Co. BV Company Guar. Notes 8.10% due 03/15/2027*	55,000	74,192

Diversified Banking Institutions — 0.4%
HSBC Holdings PLC Senior Notes 2.63% due 11/07/2025	2,090,000	2,187,078
Lloyds Banking Group PLC Senior Notes 3.75% due 01/11/2027	2,200,000	2,489,733
Societe Generale SA Senior Notes 2.63% due 09/16/2020*	310,000	310,849
Societe Generale SA Sub. Notes 5.00% due 01/17/2024*	100,000	109,434
UBS Group Funding Switzerland AG Senior Notes 4.13% due 04/15/2026*	1,000,000	1,153,265

		6,250,359

Finance-Leasing Companies — 0.2%
Aircastle, Ltd. Senior Notes 4.40% due 09/25/2023	3,235,000	3,207,582

Medical-Generic Drugs — 0.0%
Mylan NV Company Guar. Notes 3.15% due 06/15/2021	382,000	389,839

Oil Companies-Integrated — 0.0%
Suncor Energy, Inc. Senior Notes 3.60% due 12/01/2024	52,000	57,004

Private Equity — 0.0%
Brookfield Asset Management, Inc. Senior Notes 4.00% due 01/15/2025	125,000	137,814

Semiconductor Components-Integrated Circuits — 0.1%
NXP BV/NXP Funding LLC Company Guar. Notes 5.35% due 03/01/2026*	805,000	964,770

Telephone-Integrated — 0.2%
Telefonica Emisiones SAU Company Guar. Notes 4.67% due 03/06/2038	355,000	434,738

Security Description	Principal Amount	Value (Note 2)
Telephone-Integrated (continued)
Telefonica Emisiones SAU Company Guar. Notes 5.21% due 03/08/2047	$2,000,000	$2,576,358

		3,011,096

Transport-Equipment & Leasing — 0.1%
SMBC Aviation Capital Finance DAC Company Guar. Notes 2.65% due 07/15/2021*	750,000	754,471

Total Foreign Corporate Bonds & Notes (cost $29,819,826)		32,185,754

FOREIGN CONVERTIBLE BONDS & NOTES — 1.1%
Banks-Commercial — 0.2%
Credit Suisse AG Senior Notes 0.50% due 06/24/2024*(3)	3,573,000	3,437,583

Cable/Satellite TV — 0.2%
Liberty Latin America, Ltd. Senior Notes 2.00% due 07/15/2024	3,019,000	2,577,538

E-Commerce/Services — 0.2%
Ctrip.com International, Ltd. Senior Notes 1.25% due 09/15/2022	2,490,000	2,480,238

Internet Content-Entertainment — 0.4%
JOYY, Inc. Senior Notes 1.38% due 06/15/2026	4,819,000	5,117,176

Medical-Drugs — 0.1%
Jazz Investments I, Ltd. Company Guar. Notes 2.00% due 06/15/2026*	1,837,000	1,890,962

Total Foreign Convertible Bonds & Notes (cost $15,492,177)		15,503,497

U.S. GOVERNMENT TREASURIES — 6.5%
United States Treasury Bonds — 1.2%
2.00% due 02/15/2050	5,102,600	6,130,495
4.50% due 02/15/2036	7,650,000	11,926,529

		18,057,024

United States Treasury Notes — 5.3%
0.13% due 06/30/2022	13,355,000	13,355,522
0.13% due 07/31/2022	6,000,000	6,001,406
0.13% due 07/15/2023	11,365,000	11,366,776
0.25% due 06/30/2025	26,123,400	26,170,340
0.50% due 06/30/2027	19,960,000	20,112,819
0.63% due 05/15/2030	323,000	325,675

		77,332,538

Total U.S. Government Treasuries (cost $92,551,204)		95,389,562

180

SunAmerica Series Trust SA Invesco VCP Equity-Income Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
OPTIONS - PURCHASED — 0.9%
Exchanged-Traded Put Option-Purchased(5) (cost $14,834,570)	1,553	$13,285,915

TOTAL INVESTMENTS (cost $1,331,521,722)(4)	95.7%	1,408,583,644
Other assets less liabilities	4.3	64,030,453

NET ASSETS	100.0%	$1,472,614,097

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2020, the aggregate value of these securities was $71,388,248 representing 4.8% of net assets.
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	Perpetual maturity — maturity date reflects the next call date.
(3)	Exchangeable for basket of securities
(4)	See Note 3 for cost of investments on a tax basis.
(5)	Options — Purchased

Exchange-Traded Put Options — Purchased

Issue	Expiration Month	Strike Price	Number of Contracts	Notional Amount*	Premiums Paid	Value at July 31, 2020	Unrealized Appreciation (Depreciation)
S&P 500 Index	January 2021	$2,740	1,553	$508,004,936	$14,834,570	$13,285,915	$(1,548,655)

*	Notional amount is calculated by multiplying the number of contracts by the multiplier by the market value of the underlying security or index.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis#	Notional Value#	Unrealized Appreciation

578	Long	S&P 500 E-Mini Index	September 2020	$92,916,774	$94,315,150	$1,398,376

						Unrealized (Depreciation)

2,023	Short	S&P 500 E-Mini Index	September 2020	$322,845,880	$330,103,025	$(7,257,145)

		Net Unrealized Appreciation (Depreciation)				$(5,858,769)

#	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
State Street Bank and Trust Co.	CAD	7,003,455	USD	5,169,641	08/14/2020	$—	$(59,110)
	CHF	8,255,458	USD	8,809,263	08/14/2020	—	(220,090)
	EUR	10,281,092	USD	11,628,793	08/14/2020	—	(484,344)
	GBP	35,208,254	USD	44,155,492	08/14/2020	—	(1,934,617)
	USD	965,971	CAD	1,300,270	08/14/2020	4,805	—
	USD	509,798	CHF	474,231	08/14/2020	8,889	—
	USD	998,529	EUR	866,121	08/14/2020	21,931	—
	USD	7,926,718	GBP	6,158,761	08/14/2020	135,538	—

Net Unrealized Appreciation/(Depreciation)						$171,163	$(2,698,161)

CAD	—Canadian Dollar	EUR	—Euro Currency	USD	—United States Dollar
CHF	—Swiss Franc	GBP	—Pound Sterling

181

SunAmerica Series Trust SA Invesco VCP Equity-Income Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$895,426,573	$76,076,823	**	$—	$971,503,396
Convertible Preferred Securities	1,861,656	—		—	1,861,656
Preferred Securities	30,276	—		—	30,276
Preferred Securities/Capital Securities	—	187,157		—	187,157
Convertible Bonds & Notes	—	131,657,900		—	131,657,900
U.S. Corporate Bonds & Notes	—	146,978,531		—	146,978,531
Foreign Corporate Bonds & Notes	—	32,185,754		—	32,185,754
Foreign Convertible Bonds & Notes	—	15,503,497		—	15,503,497
U.S. Government Treasuries	—	95,389,562		—	95,389,562
Options-Purchased	13,285,915	—		—	13,285,915

Total Investments at Value	$910,604,422	$497,979,224		$—	$1,408,583,644

Other Financial Instruments:†
Futures Contracts	$1,398,376	$—		$—	$1,398,376
Forward Foreign Currency Contracts	—	171,163		—	171,163

Total Other Financial Instruments	$1,398,376	$171,163		$—	$1,569,539

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$7,257,145	$—		$—	$7,257,145
Forward Foreign Currency Contracts	—	2,698,161		—	2,698,161

Total Other Financial Instruments	$7,257,145	$2,698,161		$—	$9,955,306

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Financial Statements

182

SunAmerica Series Trust SA Janus Focused Growth Portfolio

PORTFOLIO PROFILE — July 31, 2020 — (unaudited)

Industry Allocation*

Applications Software	11.4%
E-Commerce/Products	9.4
Internet Content-Entertainment	8.1
Medical Instruments	6.2
Finance-Credit Card	6.2
Computers	5.8
Electronic Components-Semiconductors	4.0
Web Portals/ISP	3.4
Medical-Drugs	3.3
Semiconductor Equipment	3.1
E-Commerce/Services	3.0
Electronic Forms	3.0
Real Estate Investment Trusts	2.9
Diagnostic Equipment	2.7
Cellular Telecom	2.5
Retail-Building Products	2.5
Commercial Services-Finance	2.4
Cosmetics & Toiletries	2.4
Aerospace/Defense-Equipment	2.4
Commercial Services	2.3
Private Equity	2.1
Textile-Apparel	2.0
Coatings/Paint	1.7
Athletic Footwear	1.5
Veterinary Diagnostics	1.4
Multimedia	1.2
Commercial Paper	0.9
Retail-Apparel/Shoe	0.8
Industrial Automated/Robotic	0.7
Semiconductor Components-Integrated Circuits	0.7
Building Products-Cement	0.2

100.2%

*	Calculated as a percentage of net assets

183

SunAmerica Series Trust SA Janus Focused Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 99.3%
Aerospace/Defense-Equipment — 2.4%
L3Harris Technologies, Inc.	68,192	$11,478,759

Applications Software — 11.4%
Microsoft Corp.	186,638	38,262,657
salesforce.com, Inc.†	86,039	16,764,699

		55,027,356

Athletic Footwear — 1.5%
NIKE, Inc., Class B	74,118	7,234,658

Building Products-Cement — 0.2%
Vulcan Materials Co.	8,128	954,390

Cellular Telecom — 2.5%
T-Mobile US, Inc.†	110,272	11,841,007

Coatings/Paint — 1.7%
Sherwin-Williams Co.	12,258	7,942,203

Commercial Services — 2.3%
CoStar Group, Inc.†	13,002	11,048,580

Commercial Services-Finance — 2.4%
Avalara, Inc.†	30,248	4,066,844
PayPal Holdings, Inc.†	39,221	7,690,061

		11,756,905

Computers — 5.8%
Apple, Inc.	65,757	27,949,355

Cosmetics & Toiletries — 2.4%
Procter & Gamble Co.	88,141	11,557,048

Diagnostic Equipment — 2.7%
Danaher Corp.	64,660	13,177,708

E-Commerce/Products — 9.4%
Amazon.com, Inc.†	14,289	45,220,112

E-Commerce/Services — 3.0%
Booking Holdings, Inc.†	5,721	9,509,046
Match Group, Inc.†	48,947	5,026,857

		14,535,903

Electronic Components-Semiconductors — 4.0%
NVIDIA Corp.	23,288	9,887,852
Texas Instruments, Inc.	72,804	9,286,150

		19,174,002

Electronic Forms — 3.0%
Adobe, Inc.†	32,053	14,241,789

Finance-Credit Card — 6.2%
Mastercard, Inc., Class A	97,247	30,003,617

Industrial Automated/Robotic — 0.7%
Cognex Corp.	50,925	3,405,355

Internet Content-Entertainment — 8.1%
Facebook, Inc., Class A†	81,447	20,660,661
Netflix, Inc.†	24,356	11,907,161
Snap, Inc., Class A†	293,440	6,578,925

		39,146,747

Medical Instruments — 6.2%
Boston Scientific Corp.†	420,677	16,225,512
Edwards Lifesciences Corp.†	60,861	4,772,111
Intuitive Surgical, Inc.†	13,215	9,058,089

		30,055,712

Security Description	Shares/ Principal Amount	Value (Note 2)
Medical-Drugs — 3.3%
Merck & Co., Inc.	100,303	$8,048,312
Zoetis, Inc.	52,229	7,922,095

		15,970,407

Multimedia — 1.2%
Walt Disney Co.	47,293	5,530,443

Private Equity — 2.1%
Blackstone Group, Inc., Class A	189,664	10,105,298

Real Estate Investment Trusts — 2.9%
American Tower Corp.	54,068	14,132,835

Retail-Apparel/Shoe — 0.8%
Lululemon Athletica, Inc.†	11,347	3,694,470

Retail-Building Products — 2.5%
Home Depot, Inc.	44,514	11,818,022

Semiconductor Components-Integrated Circuits — 0.7%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	39,536	3,118,995

Semiconductor Equipment — 3.1%
ASML Holding NV	26,158	9,252,608
Lam Research Corp.	14,664	5,530,674

		14,783,282

Textile-Apparel — 2.0%
LVMH Moet Hennessy Louis Vuitton SE	22,530	9,788,839

Veterinary Diagnostics — 1.4%
Elanco Animal Health, Inc.†	292,674	6,915,887

Web Portals/ISP — 3.4%
Alphabet, Inc., Class C†	11,087	16,441,577

Total Long-Term Investment Securities (cost $290,238,522)		478,051,261

SHORT-TERM INVESTMENT SECURITIES — 0.9%
Commercial Paper — 0.9%
Credit Agricole Corporate and Investment Bank 1.56% due 08/03/2020 (cost $4,299,983)	$4,300,000	4,299,966

TOTAL INVESTMENTS (cost $294,538,505)(1)	100.2%	482,351,227
Liabilities in excess of other assets	(0.2)	(934,341)

NET ASSETS	100.0%	$481,416,886

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.
ADR	— American Depositary Receipt

184

SunAmerica Series Trust SA Janus Focused Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$468,262,422	$9,788,839	**	$—	$478,051,261
Short-Term Investment Securities	—	4,299,966		—	4,299,966

Total Investments at Value	$468,262,422	$14,088,805		$—	$482,351,227

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).

See Notes to Financial Statements

185

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO PROFILE — July 31, 2020 — (unaudited)

Industry Allocation*

Registered Investment Companies	12.2%
United States Treasury Notes	6.7
Federal National Mtg. Assoc.	5.5
Diversified Banking Institutions	5.5
Diversified Financial Services	5.5
Medical-Drugs	4.1
Banks-Commercial	3.4
U.S. Government Treasuries	2.6
Electric-Integrated	2.6
Uniform Mtg. Backed Securities	2.5
United States Treasury Bonds	2.1
Federal Home Loan Mtg. Corp.	2.1
Applications Software	1.8
Telephone-Integrated	1.4
Real Estate Investment Trusts	1.4
E-Commerce/Products	1.3
Computers	1.3
Banks-Super Regional	1.2
Oil Companies-Integrated	1.1
Electronic Components-Semiconductors	1.0
Auto-Cars/Light Trucks	0.9
Finance-Credit Card	0.9
Web Portals/ISP	0.9
Cable/Satellite TV	0.9
Medical-Biomedical/Gene	0.8
Semiconductor Components-Integrated Circuits	0.8
Aerospace/Defense	0.8
Food-Misc./Diversified	0.7
Insurance-Property/Casualty	0.7
Diversified Manufacturing Operations	0.7
Insurance-Life/Health	0.7
Commercial Services-Finance	0.6
Semiconductor Equipment	0.6
Medical-HMO	0.6
Insurance-Multi-line	0.6
Computer Services	0.6
Cosmetics & Toiletries	0.6
Tobacco	0.6
Transport-Rail	0.6
Oil Companies-Exploration & Production	0.6
Brewery	0.5
Internet Content-Entertainment	0.5
Cellular Telecom	0.5
Medical Instruments	0.5
Municipal Bonds & Notes	0.5
Pipelines	0.5
Retail-Auto Parts	0.4
Enterprise Software/Service	0.4
Retail-Restaurants	0.4
Investment Management/Advisor Services	0.4
Retail-Building Products	0.3
Beverages-Non-alcoholic	0.3
Sovereign	0.3
Chemicals-Diversified	0.3
Medical Labs & Testing Services	0.3
Medical-Hospitals	0.3
Food-Retail	0.3
Metal-Diversified	0.3
Pharmacy Services	0.3
Retail-Apparel/Shoe	0.3
Finance-Other Services	0.3

Aerospace/Defense-Equipment	0.3%
Electronic Components-Misc.	0.2
Government National Mtg. Assoc.	0.2
Consulting Services	0.2
Power Converter/Supply Equipment	0.2
Diversified Operations	0.2
Oil Refining & Marketing	0.2
Building Products-Cement	0.2
Schools	0.2
Medical Products	0.2
Chemicals-Specialty	0.2
E-Commerce/Services	0.2
Containers-Paper/Plastic	0.2
Commercial Paper	0.2
Instruments-Controls	0.2
Containers-Metal/Glass	0.2
Tools-Hand Held	0.2
Beverages-Wine/Spirits	0.2
Machinery-General Industrial	0.2
Diversified Minerals	0.2
Industrial Automated/Robotic	0.2
Industrial Gases	0.2
Hotels/Motels	0.2
Building & Construction Products-Misc.	0.2
Textile-Apparel	0.2
Finance-Leasing Companies	0.2
Finance-Investment Banker/Broker	0.2
Electric-Distribution	0.2
Transport-Services	0.2
Private Equity	0.2
Banks-Fiduciary	0.2
Gas-Distribution	0.2
Insurance Brokers	0.2
Machinery-Pumps	0.1
Toys	0.1
Television	0.1
Real Estate Operations & Development	0.1
Computer Aided Design	0.1
Computer Software	0.1
Retail-Gardening Products	0.1
Building Products-Air & Heating	0.1
Insurance-Reinsurance	0.1
Computer Data Security	0.1
Casino Hotels	0.1
Athletic Footwear	0.1
Energy-Alternate Sources	0.1
Apparel Manufacturers	0.1
Audio/Video Products	0.1
Networking Products	0.1
Real Estate Management/Services	0.1
Distribution/Wholesale	0.1
Office Automation & Equipment	0.1
Insurance-Mutual	0.1
Machinery-Construction & Mining	0.1
Medical-Wholesale Drug Distribution	0.1
Advertising Services	0.1
Human Resources	0.1
Import/Export	0.1
Building-Heavy Construction	0.1
Electric Products-Misc.	0.1
Commercial Services	0.1

186

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO PROFILE — July 31, 2020 — (unaudited) — (continued)

Industry Allocation* (continued)

Diagnostic Equipment	0.1%
Auto/Truck Parts & Equipment-Original	0.1
Machinery-Electrical	0.1
Coatings/Paint	0.1
Building-Residential/Commercial	0.1
Electric-Generation	0.1
Banks-Cooperative	0.1
Certificates of Deposit	0.1
Internet Content-Information/News	0.1
Rubber-Tires	0.1
Computers-Integrated Systems	0.1
Telecom Services	0.1
Drug Delivery Systems	0.1
Entertainment Software	0.1
Building Societies	0.1
Electronic Measurement Instruments	0.1
Retail-Drug Store	0.1
Transport-Truck	0.1
Batteries/Battery Systems	0.1
Soap & Cleaning Preparation	0.1
Non-Hazardous Waste Disposal	0.1
Retail-Jewelry	0.1
Retail-Consumer Electronics	0.1
Retail-Automobile	0.1
Rental Auto/Equipment	0.1
Telecommunication Equipment	0.1
Building-Mobile Home/Manufactured Housing	0.1
Publishing-Newspapers	0.1
Metal Processors & Fabrication	0.1
Electronic Connectors	0.1
Miscellaneous Manufacturing	0.1
Paper & Related Products	0.1
Machinery-Farming	0.1
Retail-Major Department Stores	0.1

100.3%

*	Calculated as a percentage of net assets

187

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 40.8%
Advanced Materials — 0.0%
JSR Corp.	300	$6,455

Advertising Agencies — 0.0%
WPP PLC	1,533	11,466

Advertising Sales — 0.0%
JCDecaux SA†	96	1,619

Advertising Services — 0.1%
Dentsu Group, Inc.	300	6,759
Hakuhodo DY Holdings, Inc.	300	3,317
Publicis Groupe SA†	289	9,317
Trade Desk, Inc., Class A†	641	289,296

		308,689

Aerospace/Defense — 0.4%
BAE Systems PLC	3,995	25,762
Dassault Aviation SA†	3	2,501
General Dynamics Corp.	840	123,261
Kawasaki Heavy Industries, Ltd.	200	2,749
Leonardo SpA	510	3,276
MTU Aero Engines AG†	66	11,479
Northrop Grumman Corp.	2,284	742,323
Raytheon Technologies Corp.	3,173	179,846
Rolls-Royce Holdings PLC	2,417	7,385
Saab AB, Series B†	105	3,383

		1,101,965

Aerospace/Defense-Equipment — 0.2%
Airbus SE†	2,782	205,261
Elbit Systems, Ltd.	28	3,951
IHI Corp.	200	2,516
Meggitt PLC	977	3,465
Safran SA†	1,894	201,293

		416,486

Agricultural Chemicals — 0.0%
Incitec Pivot, Ltd.	2,408	3,186
Yara International ASA	224	9,420

		12,606

Airlines — 0.0%
ANA Holdings, Inc.†	100	2,062
Cathay Pacific Airways, Ltd.	1,000	675
Deutsche Lufthansa AG†	311	2,758
easyJet PLC	332	2,165
Japan Airlines Co., Ltd.	200	3,250
Qantas Airways, Ltd.	1,150	2,668
Singapore Airlines, Ltd.	1,600	4,015
Southwest Airlines Co.	3,133	96,778

		114,371

Airport Development/Maintenance — 0.0%
Aena SME SA†*	92	11,989
Aeroports de Paris	41	3,887
Auckland International Airport, Ltd.	1,520	6,449
Fraport AG Frankfurt Airport Services Worldwide†	47	1,836
Japan Airport Terminal Co., Ltd.	100	3,473
SATS, Ltd.	800	1,575
Singapore Technologies Engineering, Ltd.	2,000	4,794
Sydney Airport	1,394	5,270

		39,273

Security Description	Shares	Value (Note 2)
Apparel Manufacturers — 0.1%
Burberry Group PLC	3,699	$60,964
Columbia Sportswear Co.	1,520	115,277
Hermes International	44	35,715
Kering SA	94	53,366
Ralph Lauren Corp.	1,091	77,788

		343,110

Appliances — 0.0%
Electrolux AB, Series B	321	6,026
Hoshizaki Corp.	100	7,657
SEB SA	35	5,793

		19,476

Applications Software — 1.7%
Microsoft Corp.	19,831	4,065,553
Sage Group PLC	1,470	14,081
salesforce.com, Inc.†	3,142	612,219
ServiceNow, Inc.†	528	231,897

		4,923,750

Athletic Footwear — 0.1%
adidas AG†	1,262	349,115
Asics Corp.	200	2,239
Puma SE†	111	8,637

		359,991

Audio/Video Products — 0.1%
Panasonic Corp.	12,500	107,369
Sharp Corp.	300	2,932
Sony Corp.	3,000	232,636

		342,937

Auto-Cars/Light Trucks — 0.7%
Bayerische Motoren Werke AG	402	26,024
Bayerische Motoren Werke AG (Preference Shares)	72	3,695
Daimler AG	1,112	49,269
Ferrari NV	161	28,859
Fiat Chrysler Automobiles NV†	1,378	14,110
Honda Motor Co., Ltd.	12,300	298,838
Mazda Motor Corp.	700	3,971
Mitsubishi Motors Corp.	800	1,576
Nissan Motor Co., Ltd.	3,100	10,712
Peugeot SA†	713	11,555
Porsche Automobil Holding SE (Preference Shares)†	194	11,027
Subaru Corp.	800	15,261
Suzuki Motor Corp.	600	19,925
Tesla, Inc.†	537	768,318
Toyota Motor Corp.	10,200	607,639
Volkswagen AG†	41	6,433
Volkswagen AG (Preference Shares)†	1,151	170,329

		2,047,541

Auto-Heavy Duty Trucks — 0.0%
Hino Motors, Ltd.	300	1,744
Isuzu Motors, Ltd.	700	5,758
Volvo AB, Class A†	299	5,161
Volvo AB, Class B†	2,054	35,542

		48,205

Auto/Truck Parts & Equipment-Original — 0.1%
Aisin Seiki Co., Ltd.	200	5,779
Brembo SpA†	194	1,757

188

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Auto/Truck Parts & Equipment-Original (continued)
Denso Corp.	700	$25,832
Faurecia SE†	94	3,671
JTEKT Corp.	300	2,015
Koito Manufacturing Co., Ltd.	200	7,872
NGK Insulators, Ltd.	300	3,750
NGK Spark Plug Co., Ltd.	200	2,695
NOK Corp.	100	1,092
Stanley Electric Co., Ltd.	200	4,773
Sumitomo Electric Industries, Ltd.	7,200	80,243
Toyoda Gosei Co., Ltd.	100	1,953
Toyota Boshoku Corp.	100	1,172
Toyota Industries Corp.	200	10,167
Valeo SA	303	7,820

		160,591

Banks-Commercial — 1.3%
AEON Financial Service Co., Ltd.	100	758
Aozora Bank, Ltd.	100	1,610
Australia & New Zealand Banking Group, Ltd.	11,143	142,840
Banca Mediolanum SpA	317	2,354
Banco Bilbao Vizcaya Argentaria SA	8,395	26,304
Banco BPM SpA†	1,908	2,881
Banco Comercial Portugues SA†	10,085	1,173
Bank Hapoalim BM	1,408	8,435
Bank Leumi Le-Israel BM	1,846	9,307
Bank of East Asia, Ltd.	2,000	4,556
Bank of Kyoto, Ltd.	100	3,686
Bankia SA	36,335	46,181
BAWAG Group AG†*	87	3,196
Bendigo & Adelaide Bank, Ltd.	668	3,280
CaixaBank SA	4,518	9,761
Chiba Bank, Ltd.	1,000	4,600
Chugoku Bank, Ltd.	200	1,721
Citizens Financial Group, Inc.	7,748	192,228
Commonwealth Bank of Australia	3,187	161,981
Concordia Financial Group, Ltd.	1,600	4,753
Danske Bank A/S†	881	14,272
DBS Group Holdings, Ltd.	14,000	199,676
DNB ASA†	1,128	17,340
East West Bancorp, Inc.	143	4,956
Erste Group Bank AG†	4,863	107,849
FinecoBank Banca Fineco SpA†	12,374	180,385
First Republic Bank	2,433	273,664
Fukuoka Financial Group, Inc.	200	2,927
Hachijuni Bank, Ltd.	700	2,603
Hang Seng Bank, Ltd.	900	14,174
ING Groep NV†	19,999	138,654
Intesa Sanpaolo SpA†	19,725	40,069
Israel Discount Bank, Ltd., Class A	1,466	4,485
Iyo Bank, Ltd.	400	2,368
KBC Group NV	429	24,588
Kyushu Financial Group, Inc.	600	2,450
M&T Bank Corp.	1,980	209,781
Mediobanca Banca di Credito Finanziario SpA	872	7,032
Mizrahi Tefahot Bank, Ltd.	164	3,409
National Australia Bank, Ltd.	5,378	67,791
Nordea Bank Abp†	4,061	31,491
Oversea-Chinese Banking Corp., Ltd.	5,000	30,908
Raiffeisen Bank International AG†	169	2,889
Resona Holdings, Inc.	2,800	9,185

Security Description	Shares	Value (Note 2)
Banks-Commercial (continued)
Seven Bank, Ltd.	1,000	$2,441
Shinsei Bank, Ltd.	200	2,269
Shizuoka Bank, Ltd.	800	5,217
Skandinaviska Enskilda Banken AB, Class A†	2,010	19,482
Standard Chartered PLC	25,431	129,267
Sumitomo Mitsui Trust Holdings, Inc.	500	12,911
SVB Financial Group†	1,163	260,826
Svenska Handelsbanken AB, Class A†	19,244	182,385
Svenska Handelsbanken AB, Class B†	45	475
Swedbank AB, Class A†	1,169	18,992
Truist Financial Corp.	22,088	827,417
Unione di Banche Italiane SpA†	1,336	5,674
United Overseas Bank, Ltd.	2,900	40,745
Westpac Banking Corp.	13,760	167,843

		3,700,495

Banks-Fiduciary — 0.1%
Northern Trust Corp.	1,878	147,141

Banks-Super Regional — 0.5%
Fifth Third Bancorp	4,896	97,235
Huntington Bancshares, Inc.	12,957	120,111
KeyCorp	12,887	154,773
PNC Financial Services Group, Inc.	3,801	405,453
US Bancorp	5,144	189,505
Wells Fargo & Co.	12,982	314,943

		1,282,020

Batteries/Battery Systems — 0.1%
Energizer Holdings, Inc.	3,997	200,370

Beverages-Non-alcoholic — 0.2%
Coca-Cola Amatil, Ltd.	638	3,726
Coca-Cola Bottlers Japan Holdings, Inc.	200	2,998
Coca-Cola Co.	10,174	480,620
Coca-Cola European Partners PLC	265	10,910
Coca-Cola HBC AG	243	6,400
Keurig Dr Pepper, Inc.	3,639	111,317
Suntory Beverage & Food, Ltd.	200	7,560

		623,531

Beverages-Wine/Spirits — 0.2%
Davide Campari-Milano NV	539	5,432
Diageo PLC	12,617	462,339
Pernod Ricard SA	274	47,311
Treasury Wine Estates, Ltd.	943	7,272

		522,354

Bicycle Manufacturing — 0.0%
Shimano, Inc.	100	21,839

Brewery — 0.3%
Anheuser-Busch InBev SA NV	1,066	57,746
Asahi Group Holdings, Ltd.	1,200	39,391
Carlsberg A/S, Class B	709	104,538
Constellation Brands, Inc., Class A	3,081	549,034
Heineken Holding NV	133	11,532
Heineken NV	1,182	114,935
Kirin Holdings Co., Ltd.	1,200	23,212

		900,388

Broadcast Services/Program — 0.0%
Discovery, Inc., Class C†	5,194	98,426

189

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Building & Construction Products-Misc. — 0.1%
Cie de Saint-Gobain†	683	$25,246
Fletcher Building, Ltd.	1,038	2,331
Fortune Brands Home & Security, Inc.	2,945	225,292
Geberit AG	48	26,532
James Hardie Industries PLC CDI	500	10,337
Kingspan Group PLC	193	13,882
LIXIL Group Corp.	400	5,333
ROCKWOOL International A/S, Class A†	8	2,357
ROCKWOOL International A/S, Class B	8	2,614
Sika AG	178	39,194
TOTO, Ltd.	200	7,491

		360,609

Building & Construction-Misc. — 0.0%
Eiffage SA†	103	9,028
Ferrovial SA	605	14,854
HOCHTIEF AG	29	2,358
Kajima Corp.	600	6,579
LendLease Group	834	6,756
NWS Holdings, Ltd.	2,000	1,550
Obayashi Corp.	900	8,049
Shimizu Corp.	900	6,485
Taisei Corp.	300	10,345

		66,004

Building Products-Air & Heating — 0.1%
Daikin Industries, Ltd.	2,100	369,254
Investment AB Latour, Class B	157	3,219
Nibe Industrier AB, Class B†	459	11,028

		383,501

Building Products-Cement — 0.2%
Boral, Ltd.	1,539	3,942
Buzzi Unicem SpA	90	2,052
Buzzi Unicem SpA (RSP)	51	658
CRH PLC	3,207	115,011
HeidelbergCement AG	185	10,337
LafargeHolcim, Ltd.	4,805	227,545
Martin Marietta Materials, Inc.	1,176	243,644
Taiheiyo Cement Corp.	200	4,363

		607,552

Building Products-Doors & Windows — 0.0%
AGC, Inc.	300	8,494

Building-Heavy Construction — 0.1%
Acciona SA	27	2,996
Ackermans & van Haaren NV†	26	3,349
ACS Actividades de Construccion y Servicios SA	345	8,003
Bouygues SA†	321	11,418
Cellnex Telecom SA*	338	21,262
CIMIC Group, Ltd.	78	1,196
CK Infrastructure Holdings, Ltd.	1,000	5,218
Infrastrutture Wireless Italiane SpA*	356	3,604
Keppel Corp., Ltd.	1,900	7,440
NCC AB, Class B	109	1,895
Skanska AB, Class B†	453	9,149
Strabag SE	18	531
Vinci SA	2,633	227,349

		303,410

Security Description	Shares	Value (Note 2)
Building-Maintenance & Services — 0.0%
Babcock International Group PLC	631	$2,390
Rentokil Initial PLC	2,300	16,174

		18,564

Building-Mobile Home/Manufactured Housing — 0.1%
Thor Industries, Inc.	1,500	170,985

Building-Residential/Commercial — 0.1%
Barratt Developments PLC	16,511	111,180
Berkeley Group Holdings PLC	161	9,436
Daiwa House Industry Co., Ltd.	800	17,786
Haseko Corp.	400	4,737
Iida Group Holdings Co., Ltd.	200	3,084
Persimmon PLC†	398	12,601
Sekisui Chemical Co., Ltd.	600	8,198
Sekisui House, Ltd.	800	14,633
Taylor Wimpey PLC	58,222	90,826

		272,481

Cable/Satellite TV — 0.3%
Altice USA, Inc., Class A†	7,808	210,738
Charter Communications, Inc., Class A†	746	432,680
DISH Network Corp., Class A†	4,411	141,637
NOS SGPS SA	312	1,382
Telenet Group Holding NV	54	2,104

		788,541

Casino Hotels — 0.1%
Crown Resorts, Ltd.	443	2,854
Galaxy Entertainment Group, Ltd.	3,000	20,465
Las Vegas Sands Corp.	5,360	233,910
MGM China Holdings, Ltd.	800	997
NagaCorp, Ltd.	4,000	4,272
Sands China, Ltd.	2,800	10,855
SJM Holdings, Ltd.	2,000	2,255
Wynn Macau, Ltd.	1,600	2,807

		278,415

Casino Services — 0.0%
Aristocrat Leisure, Ltd.	797	14,894
Sankyo Co., Ltd.	100	2,498
Sega Sammy Holdings, Inc.	200	2,252

		19,644

Cellular Telecom — 0.2%
1&1 Drillisch AG	61	1,617
Altice Europe NV†	301	1,433
Millicom International Cellular SA SDR	125	3,764
NTT DOCOMO, Inc.	1,500	41,267
Orange SA	11,679	136,826
Softbank Corp.	2,000	26,806
T-Mobile US, Inc.†	1,460	156,775
Tele2 AB, Class B	629	8,919
Telstra Corp., Ltd.	5,241	12,538
TPG Telecom, Ltd.†	427	2,453
Vodafone Group PLC	33,733	51,236

		443,634

Chemicals-Diversified — 0.2%
AdvanSix, Inc.†	341	4,245
Air Water, Inc.	300	3,877
Arkema SA	90	9,351
Asahi Kasei Corp.	1,800	12,920
BASF SE	1,925	106,600
Covestro AG*	221	8,588

190

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Chemicals-Diversified (continued)
Croda International PLC	166	$12,492
DIC Corp.	100	2,414
Eastman Chemical Co.	4,492	335,238
Evonik Industries AG	211	5,701
ICL Group, Ltd.	863	2,698
Johnson Matthey PLC	251	7,398
Kaneka Corp.	100	2,355
Koninklijke DSM NV	229	34,968
Kuraray Co., Ltd.	500	4,924
LANXESS AG†	104	5,382
Mitsubishi Chemical Holdings Corp.	1,800	9,711
Mitsubishi Gas Chemical Co., Inc.	300	4,775
Nissan Chemical Corp.	200	10,554
Nitto Denko Corp.	200	11,344
Showa Denko KK	200	4,154
Solvay SA	92	7,197
Sumitomo Chemical Co., Ltd.	2,000	5,794
Symrise AG	161	20,115
Tosoh Corp.	400	5,389
Ube Industries, Ltd.	100	1,633

		639,817

Chemicals-Plastics — 0.0%
EMS-Chemie Holding AG	9	7,768

Chemicals-Specialty — 0.2%
Brenntag AG	3,617	222,761
Chr. Hansen Holding A/S	856	97,492
Daicel Corp.	8,600	57,543
Givaudan SA	10	41,270
Novozymes A/S, Class B	263	15,778
Shin-Etsu Chemical Co., Ltd.	500	58,628
Toray Industries, Inc.	2,000	8,681
Umicore SA	250	11,746

		513,899

Circuit Boards — 0.0%
Ibiden Co., Ltd.	200	5,419

Coatings/Paint — 0.1%
Akzo Nobel NV	2,717	256,715
Kansai Paint Co., Ltd.	300	5,799
Nippon Paint Holdings Co., Ltd.	200	13,617

		276,131

Commercial Services — 0.1%
Amadeus IT Group SA	567	28,476
Edenred	319	15,893
Intertek Group PLC	201	14,217
Park24 Co., Ltd.	100	1,351
RELX PLC	10,434	221,504
SGS SA	6	15,759

		297,200

Commercial Services-Finance — 0.6%
Adyen NV†*	31	51,754
Experian PLC	1,146	40,383
FleetCor Technologies, Inc.†	1,430	369,755
Global Payments, Inc.	1,716	305,482
GMO Payment Gateway, Inc.	100	10,474
IHS Markit, Ltd.	2,244	181,158
Nexi SpA†*	330	5,932
PayPal Holdings, Inc.†	2,849	558,604
S&P Global, Inc.	624	218,556

Security Description	Shares	Value (Note 2)
Commercial Services-Finance (continued)
Worldline SA†*	125	$10,784

		1,752,882

Computer Aided Design — 0.1%
Cadence Design Systems, Inc.†	1,483	162,018
Dassault Systemes SE	173	31,557
Synopsys, Inc.†	1,012	201,611

		395,186

Computer Data Security — 0.1%
Crowdstrike Holdings, Inc., Class A†	1,627	184,177
Zscaler, Inc.†	1,418	184,127

		368,304

Computer Services — 0.3%
Atos SE†	127	10,893
Capgemini SE	2,047	265,437
Computershare, Ltd.	659	6,317
Fujitsu, Ltd.	200	26,839
Leidos Holdings, Inc.	5,304	504,729
NEC Corp.	400	22,579
Nomura Research Institute, Ltd.	2,500	66,117
NTT Data Corp.	900	10,226
SCSK Corp.	100	5,057
Teleperformance	73	21,364

		939,558

Computer Software — 0.1%
MongoDB, Inc.†	631	144,550
Splunk, Inc.†	1,155	242,342

		386,892

Computers — 1.0%
Apple, Inc.	6,712	2,852,868

Computers-Integrated Systems — 0.1%
Itochu Techno-Solutions Corp.	200	8,097
OBIC Co., Ltd.	100	17,946
Otsuka Corp.	3,400	177,024

		203,067

Consulting Services — 0.2%
Booz Allen Hamilton Holding Corp.	4,746	388,033
Bureau Veritas SA†	364	7,981
FTI Consulting, Inc.†	2,128	254,168
Nihon M&A Center, Inc.	200	9,695
Worley, Ltd.	406	2,375

		662,252

Containers-Metal/Glass — 0.2%
Ball Corp.	1,916	141,075
Crown Holdings, Inc.†	5,342	382,381
Toyo Seikan Group Holdings, Ltd.	200	2,203

		525,659

Containers-Paper/Plastic — 0.2%
D.S. Smith PLC†	1,722	5,919
Graphic Packaging Holding Co.	10,693	149,060
Huhtamaki Oyj†	121	5,414
Packaging Corp. of America	1,754	168,595
WestRock Co.	4,274	114,800

		443,788

Cosmetics & Toiletries — 0.6%
Beiersdorf AG	124	14,776

191

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Cosmetics & Toiletries (continued)
Coty, Inc., Class A	11,486	$42,613
Essity AB, Class A†	38	1,249
Essity AB, Class B†	763	25,131
Kao Corp.	4,500	326,419
L’Oreal SA	510	170,812
Lion Corp.	400	10,312
Pigeon Corp.	200	7,773
Pola Orbis Holdings, Inc.	100	1,654
Procter & Gamble Co.	2,799	367,005
Shiseido Co., Ltd.	500	27,710
Unicharm Corp.	600	26,967
Unilever NV	8,253	488,511
Unilever PLC	1,464	87,928

		1,598,860

Cruise Lines — 0.0%
Carnival PLC	233	2,576

Diagnostic Equipment — 0.1%
Sysmex Corp.	200	15,401
Thermo Fisher Scientific, Inc.	674	279,002

		294,403

Diagnostic Kits — 0.0%
DiaSorin SpA	18	3,534
QIAGEN NV†	284	14,105

		17,639

Dialysis Centers — 0.0%
Fresenius Medical Care AG & Co. KGaA†	266	23,435
Fresenius SE & Co. KGaA†	513	25,635

		49,070

Distribution/Wholesale — 0.1%
Bunzl PLC	422	12,180
Copart, Inc.†	1,648	153,676
Ferguson PLC	1,372	122,704
Jardine Cycle & Carriage, Ltd.	100	1,442
Seven Group Holdings, Ltd.	167	2,029
Sojitz Corp.	1,400	2,949
Travis Perkins PLC	315	4,601

		299,581

Diversified Banking Institutions — 1.1%
Banco Santander SA†	48,629	104,445
Bank of America Corp.	29,431	732,243
Barclays PLC	20,517	27,249
BNP Paribas SA†	6,338	257,144
Citigroup, Inc.	4,734	236,747
Credit Agricole SA†	1,588	15,342
Credit Suisse Group AG	11,251	120,567
Deutsche Bank AG†	2,602	23,366
HSBC Holdings PLC	48,376	220,001
Lloyds Banking Group PLC	406,102	140,834
Macquarie Group, Ltd.	645	57,138
Mitsubishi UFJ Financial Group, Inc.	61,300	229,964
Mizuho Financial Group, Inc.	31,900	38,782
Morgan Stanley	11,208	547,847
Natixis SA†	1,571	3,845
Natwest Group PLC	5,954	8,322
Societe Generale SA†	997	15,321
Sumitomo Mitsui Financial Group, Inc.	7,600	203,182

Security Description	Shares	Value (Note 2)
Diversified Banking Institutions (continued)
UBS Group AG	4,823	$56,794
UniCredit SpA†	4,074	37,414

		3,076,547

Diversified Financial Services — 0.0%
Mebuki Financial Group, Inc.	1,300	2,895

Diversified Manufacturing Operations — 0.7%
Carlisle Cos., Inc.	928	110,506
Eaton Corp. PLC	7,620	709,650
Illinois Tool Works, Inc.	775	143,367
ITT, Inc.	1,815	104,780
Siemens AG	3,505	449,129
Smiths Group PLC	491	8,765
Toshiba Corp.	500	15,259
Trane Technologies PLC	2,693	301,266
Trelleborg AB, Class B†	304	4,717

		1,847,439

Diversified Minerals — 0.2%
BHP Group PLC	2,660	58,015
BHP Group, Ltd.	12,323	326,611
Iluka Resources, Ltd.	533	3,444
Sumitomo Metal Mining Co., Ltd.	3,400	101,733

		489,803

Diversified Operations — 0.0%
CK Hutchison Holdings, Ltd.	14,500	94,683
Jardine Matheson Holdings, Ltd.	400	16,293
Swire Pacific, Ltd., Class A	500	2,449
Swire Pacific, Ltd., Class B	2,500	2,214
Washington H. Soul Pattinson & Co., Ltd.	145	2,024

		117,663

Diversified Operations/Commercial Services — 0.0%
Brambles, Ltd.	1,909	14,749

Drug Delivery Systems — 0.1%
DexCom, Inc.†	527	229,530

E-Commerce/Products — 1.3%
Amazon.com, Inc.†	1,181	3,737,487
ASOS PLC†	85	3,753
Mercari, Inc.†	100	4,190
MonotaRO Co., Ltd.	200	8,546
Rakuten, Inc.	1,000	9,143
ZOZO, Inc.	200	5,447

		3,768,566

E-Commerce/Services — 0.2%
Auto Trader Group PLC*	1,210	8,540
Booking Holdings, Inc.†	251	417,195
Delivery Hero SE†*	176	20,308
Lyft, Inc., Class A†	2,884	84,299
Rightmove PLC	1,115	8,109

		538,451

E-Marketing/Info — 0.0%
CyberAgent, Inc.	100	5,656

Electric Products-Misc. — 0.1%
AMETEK, Inc.	1,656	154,422
Brother Industries, Ltd.	400	6,235
Casio Computer Co., Ltd.	300	4,723
Legrand SA	331	25,641

192

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Electric Products-Misc. (continued)
Mabuchi Motor Co., Ltd.	3,700	$111,024

		302,045

Electric-Distribution — 0.1%
AusNet Services	2,252	2,869
E.ON SE	2,761	32,394
HK Electric Investments & HK Electric Investments, Ltd.	3,500	3,623
Orsted A/S*	1,480	211,994
SSE PLC	1,317	22,539

		273,419

Electric-Generation — 0.0%
EDP Renovaveis SA	186	3,040
Electric Power Development Co., Ltd.	1,800	24,540
Electricite de France SA	586	5,933
Engie SA†	2,330	31,123
Mercury NZ, Ltd.	788	2,442
Meridian Energy, Ltd.	1,580	5,080
Sembcorp Industries, Ltd.	1,200	1,503
Uniper SE	241	8,358

		82,019

Electric-Integrated — 1.3%
A2A SpA	1,973	2,835
AGL Energy, Ltd.	799	9,484
American Electric Power Co., Inc.	3,240	281,491
Chubu Electric Power Co., Inc.	900	10,683
Chugoku Electric Power Co., Inc.	400	4,876
CLP Holdings, Ltd.	16,000	151,618
Contact Energy, Ltd.	905	3,509
Duke Energy Corp.	1,645	139,397
Edison International	1,978	110,115
EDP—Energias de Portugal SA	3,503	17,740
Endesa SA	400	11,374
Enel SpA	48,065	439,954
Entergy Corp.	1,144	120,269
EVN AG	56	929
Fortum Oyj	554	11,291
Hera SpA	1,036	4,005
Iberdrola SA	36,181	467,037
Kansai Electric Power Co., Inc.	1,000	9,524
Kyushu Electric Power Co., Inc.	500	4,189
NextEra Energy, Inc.	3,811	1,069,748
Origin Energy, Ltd.	2,218	8,501
Power Assets Holdings, Ltd.	2,000	11,144
RWE AG	728	27,521
Shikoku Electric Power Co., Inc.	300	2,022
Tohoku Electric Power Co., Inc.	600	5,663
Tokyo Electric Power Co. Holdings, Inc.†	1,000	2,662
Verbund AG	86	4,502
Xcel Energy, Inc.	10,061	694,611

		3,626,694

Electric-Transmission — 0.0%
Elia Group SA/NV	41	4,451
Red Electrica Corp. SA	542	10,578
Terna Rete Elettrica Nazionale SpA	1,763	13,151

		28,180

Electronic Components-Misc. — 0.2%
Alps Alpine Co., Ltd.	300	3,812

Security Description	Shares	Value (Note 2)
Electronic Components-Misc. (continued)
Garmin, Ltd.	2,381	$234,743
Hoya Corp.	2,500	246,686
Kyocera Corp.	400	22,316
Minebea Mitsumi, Inc.	500	8,263
Murata Manufacturing Co., Ltd.	800	50,110
Nidec Corp.	700	56,017
Omron Corp.	300	21,533
TDK Corp.	200	22,342
Venture Corp., Ltd.	300	3,886

		669,708

Electronic Components-Semiconductors — 0.9%
Advanced Micro Devices, Inc.†	10,263	794,664
Hamamatsu Photonics KK	200	8,658
Infineon Technologies AG	10,578	264,383
Microchip Technology, Inc.	1,322	134,487
NVIDIA Corp.	1,223	519,274
Rohm Co., Ltd.	200	12,737
STMicroelectronics NV	821	23,235
SUMCO Corp.	400	6,181
Texas Instruments, Inc.	6,411	817,723

		2,581,342

Electronic Connectors — 0.1%
Amphenol Corp., Class A	1,323	139,921
Hirose Electric Co., Ltd.	100	10,540

		150,461

Electronic Measurement Instruments — 0.1%
Halma PLC	474	13,576
Keysight Technologies, Inc.†	1,741	173,908
Sartorius AG (Preference Shares)	42	16,116
Yokogawa Electric Corp.	300	4,610

		208,210

Electronic Parts Distribution — 0.0%
Arrow Electronics, Inc.†	1,578	113,016

Electronic Security Devices — 0.0%
Assa Abloy AB, Class B	1,242	27,261

Electronics-Military — 0.0%
Thales SA	662	48,054

Energy-Alternate Sources — 0.1%
Enphase Energy, Inc.†	2,628	158,626
Siemens Gamesa Renewable Energy SA	282	6,607
SolarEdge Technologies, Inc.†	870	152,337
Vestas Wind Systems A/S	250	32,317

		349,887

Engineering/R&D Services — 0.0%
JGC Holdings Corp.	300	3,056
Kinden Corp.	200	3,112

		6,168

Enterprise Software/Service — 0.3%
AVEVA Group PLC	82	4,471
Micro Focus International PLC	476	1,735
SAP SE	5,079	803,449
Temenos AG	85	12,631
TIS, Inc.	300	6,485
WiseTech Global, Ltd.	192	2,846

		831,617

193

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Entertainment Software — 0.1%
DeNA Co., Ltd.	200	$2,261
Konami Holdings Corp.	200	6,126
Nexon Co., Ltd.	600	15,481
Square Enix Holdings Co., Ltd.	100	5,335
Take-Two Interactive Software, Inc.†	1,083	177,634
Ubisoft Entertainment SA†	118	9,867

		216,704

Explosives — 0.0%
Orica, Ltd.	511	6,333

Filtration/Separation Products — 0.0%
Alfa Laval AB†	377	8,938

Finance-Consumer Loans — 0.0%
Acom Co., Ltd.	600	2,119
Afterpay, Ltd.†	286	14,092

		16,211

Finance-Credit Card — 0.8%
American Express Co.	2,046	190,933
Capital One Financial Corp.	4,992	318,490
Credit Saison Co., Ltd.	200	1,873
Mastercard, Inc., Class A	5,979	1,844,701
Orient Corp.†	700	674

		2,356,671

Finance-Investment Banker/Broker — 0.2%
Charles Schwab Corp.	12,454	412,850
Daiwa Securities Group, Inc.	2,000	8,844
Nomura Holdings, Inc.	4,200	19,618
SBI Holdings, Inc.	300	6,328

		447,640

Finance-Leasing Companies — 0.0%
Mitsubishi UFJ Lease & Finance Co., Ltd.	700	2,955
ORIX Corp.	1,600	17,218
Tokyo Century Corp.	100	5,607

		25,780

Finance-Other Services — 0.3%
ASX, Ltd.	242	14,283
Deutsche Boerse AG	1,285	234,933
Hong Kong Exchanges & Clearing, Ltd.	5,400	258,218
Intrum AB	92	2,161
Japan Exchange Group, Inc.	700	16,608
London Stock Exchange Group PLC	397	44,282
Nasdaq, Inc.	1,364	179,107
Singapore Exchange, Ltd.	1,000	5,971

		755,563

Fisheries — 0.0%
Leroy Seafood Group ASA	352	2,050
Mowi ASA	566	10,251
Salmar ASA†	68	3,243
Toyo Suisan Kaisha, Ltd.	100	6,043

		21,587

Food-Baking — 0.0%
Yamazaki Baking Co., Ltd.	200	3,340

Food-Catering — 0.0%
Compass Group PLC	2,248	31,086

Security Description	Shares	Value (Note 2)
Food-Catering (continued)
Sodexo SA	358	$24,711

		55,797

Food-Confectionery — 0.0%
Barry Callebaut AG	4	8,328
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	2	15,479
Ezaki Glico Co., Ltd.	100	4,621

		28,428

Food-Dairy Products — 0.0%
a2 Milk Co., Ltd.†	937	12,961
Danone SA	811	54,182
Yakult Honsha Co., Ltd.	200	11,365

		78,508

Food-Flour & Grain — 0.0%
Nisshin Seifun Group, Inc.	300	4,601
Wilmar International, Ltd.	3,800	12,875

		17,476

Food-Meat Products — 0.0%
WH Group, Ltd.*	12,000	10,683

Food-Misc./Diversified — 0.6%
Ajinomoto Co., Inc.	700	12,644
Associated British Foods PLC	468	10,869
Axfood AB	158	3,557
Calbee, Inc.	100	3,177
Kerry Group PLC, Class A	191	25,290
Kewpie Corp.	200	3,559
Kikkoman Corp.	200	9,377
MEIJI Holdings Co., Ltd.	200	15,658
Nestle SA	11,889	1,408,552
NH Foods, Ltd.	100	4,405
Nichirei Corp.	3,200	90,655
Nissin Foods Holdings Co., Ltd.	100	8,964
Orkla ASA	1,064	10,496
Post Holdings, Inc.†	2,038	180,852
Tate & Lyle PLC	612	5,222

		1,793,277

Food-Retail — 0.2%
Carrefour SA	753	12,011
Casino Guichard Perrachon SA†	66	1,836
Coles Group, Ltd.	1,576	20,498
Colruyt SA	66	3,853
Dairy Farm International Holdings, Ltd.	400	1,720
ICA Gruppen AB	117	5,742
J Sainsbury PLC	2,264	5,561
Jardine Strategic Holdings, Ltd.	200	4,035
Jeronimo Martins SGPS SA	319	5,384
Kesko Oyj, Class A†	124	2,542
Kesko Oyj, Class B	345	7,375
Kobe Bussan Co., Ltd.	100	6,149
Koninklijke Ahold Delhaize NV	1,386	39,953
Ocado Group PLC†	738	19,835
Seven & i Holdings Co., Ltd.	4,300	131,014
Tesco PLC	64,162	182,942
WM Morrison Supermarkets PLC	3,262	8,000
Woolworths Group, Ltd.	1,644	45,412

		503,862

Food-Wholesale/Distribution — 0.0%
Olam International, Ltd.	800	779

194

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Food-Wholesale/Distribution (continued)
Sysco Corp.	1,283	$67,806

		68,585

Forestry — 0.0%
Holmen AB†	124	4,248

Gambling (Non-Hotel) — 0.0%
Evolution Gaming Group AB*	156	10,625
Flutter Entertainment PLC†	177	26,772
Genting Singapore, Ltd.	7,200	3,821
Tabcorp Holdings, Ltd.	2,559	6,503

		47,721

Gas-Distribution — 0.1%
Centrica PLC	7,340	4,709
Enagas SA	313	7,907
Hong Kong & China Gas Co., Ltd.	13,600	19,529
National Grid PLC	4,724	55,869
Naturgy Energy Group SA	422	7,836
Osaka Gas Co., Ltd.	500	9,224
Toho Gas Co., Ltd.	100	4,327
Tokyo Gas Co., Ltd.	2,000	42,386

		151,787

Gas-Transportation — 0.0%
Snam SpA	2,736	14,571

Gold Mining — 0.0%
Evolution Mining, Ltd.	2,145	9,059
Newcrest Mining, Ltd.	1,018	25,787

		34,846

Home Decoration Products — 0.0%
Newell Brands, Inc.	7,243	118,785

Hotels/Motels — 0.1%
Accor SA†	1,902	47,618
City Developments, Ltd.	800	4,706
InterContinental Hotels Group PLC	2,787	129,432
Whitbread PLC†	1,241	35,588

		217,344

Human Resources — 0.1%
Adecco Group AG	4,177	198,589
Persol Holdings Co., Ltd.	200	2,563
Randstad NV	147	7,086
Recruit Holdings Co., Ltd.	3,200	99,316

		307,554

Import/Export — 0.1%
ITOCHU Corp.	2,000	43,811
Marubeni Corp.	2,100	9,727
Mitsubishi Corp.	9,700	195,825
Mitsui & Co., Ltd.	2,200	33,014
Sumitomo Corp.	1,500	16,733
Toyota Tsusho Corp.	300	7,573

		306,683

Industrial Automated/Robotic — 0.2%
FANUC Corp.	200	33,608
Harmonic Drive Systems, Inc.	100	5,587
Keyence Corp.	900	378,229
Nabtesco Corp.	200	6,046
SMC Corp.	100	52,170
THK Co., Ltd.	100	2,333

Security Description	Shares	Value (Note 2)
Industrial Automated/Robotic (continued)
Yaskawa Electric Corp.	300	$9,993

		487,966

Industrial Gases — 0.2%
Air Liquide SA	2,822	465,886
Taiyo Nippon Sanso Corp.	300	4,733

		470,619

Instruments-Controls — 0.2%
ABB, Ltd.	2,429	60,846
Honeywell International, Inc.	1,516	226,445
Mettler-Toledo International, Inc.†	255	238,425

		525,716

Insurance Brokers — 0.1%
Marsh & McLennan Cos., Inc.	1,153	134,440

Insurance-Life/Health — 0.4%
AIA Group, Ltd.	45,000	403,264
AMP, Ltd.†	4,374	4,574
Aviva PLC	9,892	34,436
AXA SA	5,666	113,399
Baloise Holding AG	62	9,461
Challenger, Ltd.	647	2,017
Dai-ichi Life Holdings, Inc.	1,500	17,643
Japan Post Holdings Co., Ltd.	1,900	12,977
Legal & General Group PLC	7,396	20,927
M&G PLC	55,526	117,565
NN Group NV	343	12,613
Phoenix Group Holdings PLC	663	5,753
Prudential PLC	11,079	161,921
Suncorp Group, Ltd.	1,587	9,686
Swiss Life Holding AG	43	15,753
T&D Holdings, Inc.	6,700	55,340

		997,329

Insurance-Multi-line — 0.5%
Aegon NV	1,768	5,223
Ageas	232	8,685
Allianz SE	1,096	228,601
Assicurazioni Generali SpA	2,663	39,957
Chubb, Ltd.	3,616	460,100
CNA Financial Corp.	823	27,406
Direct Line Insurance Group PLC	1,731	6,749
Hartford Financial Services Group, Inc.	3,687	156,034
Loews Corp.	11,436	416,385
Mapfre SA	1,151	2,079
Medibank Private, Ltd.	3,468	6,984
Sampo Oyj, Class A	621	22,558
Storebrand ASA†	589	3,231
Talanx AG	66	2,408
UnipolSai Assicurazioni SpA	749	1,927
UNIQA Insurance Group AG	143	896
Vienna Insurance Group AG Wiener Versicherung Gruppe†	49	1,088
Zurich Insurance Group AG	190	70,239

		1,460,550

Insurance-Property/Casualty — 0.7%
Admiral Group PLC	317	9,986
Alleghany Corp.	200	104,464
Beazley PLC	14,050	77,147
Berkshire Hathaway, Inc., Class B†	2,634	515,685
Gjensidige Forsikring ASA†	224	4,606

195

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Insurance-Property/Casualty (continued)
Hiscox, Ltd.	445	$4,572
Insurance Australia Group, Ltd.	2,909	10,572
MS&AD Insurance Group Holdings, Inc.	600	15,053
Progressive Corp.	6,903	623,617
QBE Insurance Group, Ltd.	1,850	13,088
RSA Insurance Group PLC	1,293	7,311
Sompo Holdings, Inc.	500	16,472
Tokio Marine Holdings, Inc.	4,800	202,723
Travelers Cos., Inc.	2,933	335,594
Tryg A/S	151	4,467

		1,945,357

Insurance-Reinsurance — 0.1%
Fairfax Financial Holdings, Ltd.	379	118,862
Hannover Rueck SE	76	12,867
Muenchener Rueckversicherungs-Gesellschaft AG	178	47,325
Swiss Re AG	1,876	148,174

		327,228

Internet Content-Entertainment — 0.5%
Adevinta ASA†	285	4,598
Facebook, Inc., Class A†	2,267	575,070
LINE Corp.†	100	5,286
Netflix, Inc.†	1,826	892,695

		1,477,649

Internet Content-Information/News — 0.1%
Kakaku.com, Inc.	100	2,422
M3, Inc.	500	25,533
Prosus NV†	532	51,732
SEEK, Ltd.	443	6,854
Spotify Technology SA†	622	160,364

		246,905

Internet Gambling — 0.0%
GVC Holdings PLC	727	6,373

Internet Security — 0.0%
Trend Micro, Inc.	200	11,652

Investment Companies — 0.0%
Aker ASA, Class A	30	1,276
EXOR NV	122	6,902
Groupe Bruxelles Lambert SA	146	12,656
HAL Trust	108	14,268
Industrivarden AB, Class A†	202	4,997
Industrivarden AB, Class C†	210	5,165
Investor AB, Class A	165	9,673
Investor AB, Class B	573	33,871
Kinnevik AB, Class B†	317	11,134
L E Lundbergforetagen AB, Class B†	81	3,794
Melrose Industries PLC	6,083	6,860
Sofina SA	21	5,882

		116,478

Investment Management/Advisor Services — 0.3%
Ameriprise Financial, Inc.	1,664	255,640
Amundi SA†*	77	5,854
BlackRock, Inc.	354	203,554
Hargreaves Lansdown PLC	346	7,960
Invesco, Ltd.	2,868	28,795
Julius Baer Group, Ltd.	281	12,381

Security Description	Shares	Value (Note 2)
Investment Management/Advisor Services (continued)
Magellan Financial Group, Ltd.	184	$8,031
Matsui Securities Co., Ltd.	100	820
Schroders PLC	163	6,357
Schroders PLC (Non-Voting Shares)†	58	1,561
St James’s Place PLC	676	8,388
Standard Life Aberdeen PLC	2,938	9,705
T. Rowe Price Group, Inc.	1,539	212,536

		761,582

Leisure Products — 0.0%
Yamaha Corp.	200	9,274

Machine Tools & Related Products — 0.0%
Amada Co., Ltd.	400	2,712
Techtronic Industries Co., Ltd.	2,000	20,929

		23,641

Machinery-Construction & Mining — 0.0%
Epiroc AB, Class A	789	11,042
Epiroc AB, Class B	492	6,713
Hitachi Construction Machinery Co., Ltd.	100	2,889
Komatsu, Ltd.	1,200	23,674
Sandvik AB†	1,384	25,798
Weir Group PLC	327	5,163

		75,279

Machinery-Electrical — 0.1%
Fuji Electric Co., Ltd.	200	5,505
Hitachi, Ltd.	7,100	210,761
Konecranes OYJ	83	2,122
Mitsubishi Electric Corp.	2,700	35,315
Mitsubishi Heavy Industries, Ltd.	400	9,337
Schindler Holding AG (Participation Certificate)	54	13,658
Schindler Holding AG	26	6,480

		283,178

Machinery-Farming — 0.0%
CNH Industrial NV†	1,250	8,588
Husqvarna AB, Class A	32	304
Husqvarna AB, Class B	518	4,949
Kubota Corp.	1,400	20,063

		33,904

Machinery-General Industrial — 0.2%
ANDRITZ AG	90	3,030
Atlas Copco AB, Class A	810	35,889
Atlas Copco AB, Class B	492	19,046
GEA Group AG	207	7,455
Hexagon AB, Class B†	357	23,267
Kone Oyj, Class B	506	40,094
Kongsberg Gruppen ASA	114	1,733
Middleby Corp.†	1,339	111,217
Neles Oyj	161	2,335
Nordson Corp.	874	169,233
Otis Worldwide Corp.	1,069	67,069
Spirax-Sarco Engineering PLC	92	12,470
Sumitomo Heavy Industries, Ltd.	100	1,961

		494,799

Machinery-Material Handling — 0.0%
Daifuku Co., Ltd.	200	18,053
KION Group AG	81	6,236

		24,289

196

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Machinery-Pumps — 0.1%
Dover Corp.	2,490	$256,296
Ingersoll Rand, Inc.†	3,861	121,969

		378,265

Medical Instruments — 0.5%
Alcon, Inc.†	616	37,223
Ambu A/S, Class B	220	7,690
Boston Scientific Corp.†	17,479	674,165
Elekta AB, Series B	462	4,739
Getinge AB, Class B	275	6,595
Intuitive Surgical, Inc.†	757	518,878
Medtronic PLC	2,032	196,047
Olympus Corp.	1,600	28,717
Shimadzu Corp.	400	10,186

		1,484,240

Medical Labs & Testing Services — 0.3%
BioMerieux	53	8,601
Catalent, Inc.†	2,466	215,380
Eurofins Scientific SE†	15	9,787
Lonza Group AG	92	57,428
PeptiDream, Inc.†	100	4,019
Quest Diagnostics, Inc.	2,170	275,742
Teladoc Health, Inc.†	1,018	241,907

		812,864

Medical Products — 0.2%
Asahi Intecc Co., Ltd.	300	8,366
Baxter International, Inc.	2,810	242,728
Cochlear, Ltd.	82	11,172
Coloplast A/S, Class B	146	24,902
ConvaTec Group PLC*	1,990	5,317
Demant A/S†	124	3,859
GN Store Nord A/S	180	11,041
Koninklijke Philips NV†	2,024	105,144
Sartorius Stedim Biotech	30	9,340
Smith & Nephew PLC	1,116	22,280
Sonova Holding AG†	69	15,497
Straumann Holding AG	14	13,788
Terumo Corp.	900	33,869

		507,303

Medical-Biomedical/Gene — 0.7%
Alnylam Pharmaceuticals, Inc.†	787	114,713
Amgen, Inc.	2,646	647,397
Argenx SE †(NASDAQ)	59	13,596
Argenx SE †(Euronext Amsterdam)	1	230
Biogen, Inc.†	370	101,635
CSL, Ltd.	1,400	270,008
Exact Sciences Corp.†	1,786	169,224
Exelixis, Inc.†	6,509	150,293
Genmab A/S†	83	28,480
H. Lundbeck A/S	78	2,848
Illumina, Inc.†	458	175,029
Regeneron Pharmaceuticals, Inc.†	423	267,366
Royalty Pharma PLC, Class A†	3,300	142,065
Swedish Orphan Biovitrum AB†	238	4,991

		2,087,875

Medical-Drugs — 2.8%
AbbVie, Inc.	10,369	984,122
Astellas Pharma, Inc.	2,200	34,428
AstraZeneca PLC	3,427	380,100

Security Description	Shares	Value (Note 2)
Medical-Drugs (continued)
Bayer AG	3,229	$215,000
Bristol-Myers Squibb Co.	12,623	740,465
Chugai Pharmaceutical Co., Ltd.	900	40,327
Daiichi Sankyo Co., Ltd.	800	70,374
Eisai Co., Ltd.	400	32,311
Eli Lilly & Co.	3,057	459,437
Galapagos NV†	64	11,963
GlaxoSmithKline PLC	21,717	436,114
Grifols SA	378	11,035
Grifols SA, Class B (Preference Shares)	339	6,472
Hikma Pharmaceuticals PLC	204	5,753
Hisamitsu Pharmaceutical Co., Inc.	100	4,360
Ipsen SA	46	4,444
Jazz Pharmaceuticals PLC†	1,038	112,364
Johnson & Johnson	2,670	389,179
Kobayashi Pharmaceutical Co., Ltd.	100	8,843
Kyowa Kirin Co., Ltd.	300	7,387
Merck & Co., Inc.	2,087	167,461
Merck KGaA	161	20,569
Nippon Shinyaku Co., Ltd.	100	7,712
Novartis AG	9,311	771,126
Novo Nordisk A/S, Class B	8,772	578,747
Ono Pharmaceutical Co., Ltd.	600	16,829
Orion Oyj, Class A†	39	1,701
Orion Oyj, Class B	132	5,766
Otsuka Holdings Co., Ltd.	5,800	241,148
Pfizer, Inc.	8,609	331,274
Recordati SpA	127	6,795
Roche Holding AG	2,808	971,592
Roche Holding AG BR	35	12,048
Sanofi	5,954	622,442
Santen Pharmaceutical Co., Ltd.	400	6,736
Shionogi & Co., Ltd.	400	23,758
Sumitomo Dainippon Pharma Co., Ltd.	200	2,509
Takeda Pharmaceutical Co., Ltd.	2,000	71,157
Tsumura & Co.	100	2,489
UCB SA	158	20,246
Vifor Pharma AG	54	7,628

		7,844,211

Medical-Generic Drugs — 0.0%
Teva Pharmaceutical Industries, Ltd.†	1,364	15,661

Medical-HMO — 0.5%
UnitedHealth Group, Inc.	4,471	1,353,729

Medical-Hospitals — 0.0%
HCA Healthcare, Inc.	644	81,556
Mediclinic International PLC	603	2,121
NMC Health PLC†(1)	210	0
Ramsay Health Care, Ltd.	226	10,000

		93,677

Medical-Wholesale Drug Distribution — 0.1%
Alfresa Holdings Corp.	200	4,109
AmerisourceBergen Corp.	1,584	158,701
Amplifon SpA†	104	3,564
McKesson Corp.	998	149,860
Medipal Holdings Corp.	300	5,548
Suzuken Co., Ltd.	100	3,545

		325,327

Metal Processors & Fabrication — 0.1%
NSK, Ltd.	600	4,024

197

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Metal Processors & Fabrication (continued)
SKF AB, Class B	8,484	$156,944

		160,968

Metal Products-Distribution — 0.0%
MISUMI Group, Inc.	300	7,091

Metal-Aluminum — 0.0%
Alumina, Ltd.	2,972	3,224
Norsk Hydro ASA†	1,720	4,845

		8,069

Metal-Copper — 0.0%
Antofagasta PLC	435	5,885

Metal-Diversified — 0.2%
Anglo American PLC	1,721	42,471
Boliden AB	358	9,763
Glencore PLC	13,772	31,759
Mitsubishi Materials Corp.	200	4,092
Rio Tinto PLC	2,345	142,919
Rio Tinto, Ltd.	3,796	276,458
South32, Ltd.	6,102	8,971

		516,433

Metal-Iron — 0.0%
Fortescue Metals Group, Ltd.	2,131	26,489

Miscellaneous Manufacturing — 0.1%
Alstom SA†	2,690	150,365

Motion Pictures & Services — 0.0%
Toho Co., Ltd.	200	5,951

MRI/Medical Diagnostic Imaging — 0.0%
Sonic Healthcare, Ltd.	570	13,066

Multimedia — 0.0%
Bollore SA	1,139	3,816
Informa PLC	1,892	9,215
Pearson PLC	948	6,562
Vivendi SA	1,014	26,867

		46,460

Networking Products — 0.1%
Arista Networks, Inc.†	499	129,625
Cisco Systems, Inc.	3,675	173,093
Telefonaktiebolaget LM Ericsson, Class A†	76	953
Telefonaktiebolaget LM Ericsson, Class B	3,295	38,000

		341,671

Non-Hazardous Waste Disposal — 0.1%
Waste Connections, Inc.	1,867	191,125

Office Automation & Equipment — 0.1%
Canon Marketing Japan, Inc.	100	1,900
Canon, Inc.	1,400	22,383
FUJIFILM Holdings Corp.	500	22,279
Konica Minolta, Inc.	700	1,861
Ricoh Co., Ltd.	1,000	6,449
Seiko Epson Corp.	400	4,256
Zebra Technologies Corp., Class A†	816	229,092

		288,220

Oil Companies-Exploration & Production — 0.4%
Aker BP ASA	136	2,570

Security Description	Shares	Value (Note 2)
Oil Companies-Exploration & Production (continued)
Cabot Oil & Gas Corp.	4,723	$88,320
ConocoPhillips	5,735	214,431
Diamondback Energy, Inc.	3,359	133,890
EQT Corp.	6,753	98,053
Inpex Corp.	1,400	8,010
Lundin Petroleum AB	5,439	126,021
Pioneer Natural Resources Co.	3,040	294,637
Santos, Ltd.	2,230	8,387
Woodside Petroleum, Ltd.	1,181	16,868

		991,187

Oil Companies-Integrated — 0.5%
BP PLC	95,176	345,031
Chevron Corp.	2,986	250,645
Eni SpA	3,202	28,639
Equinor ASA	1,387	20,663
Galp Energia SGPS SA	572	6,024
OMV AG†	172	5,445
Repsol SA	1,825	14,247
Royal Dutch Shell PLC, Class A	12,713	187,857
Royal Dutch Shell PLC, Class B	7,945	112,465
TOTAL SE	8,011	297,435

		1,268,451

Oil Refining & Marketing — 0.2%
Ampol, Ltd.	315	5,910
DCC PLC	127	11,406
ENEOS Holdings, Inc.	28,700	100,332
Idemitsu Kosan Co., Ltd.	300	6,224
Marathon Petroleum Corp.	3,982	152,112
Murphy USA, Inc.†	1,039	137,574
Neste Oyj	539	24,794
Phillips 66	2,287	141,840

		580,192

Oil-Field Services — 0.0%
Saipem SpA	726	1,543
Subsea 7 SA†	313	2,375
TechnipFMC PLC	526	4,124
TGS NOPEC Geophysical Co. ASA	149	2,213

		10,255

Optical Supplies — 0.0%
EssilorLuxottica SA†	370	49,158

Paper & Related Products — 0.1%
Mondi PLC	607	10,890
Oji Holdings Corp.	1,300	5,418
Portucel Empresa Produtora de Pasta e Papel SA†	274	685
Smurfit Kappa Group PLC	294	9,916
Stora Enso Oyj, Class R	771	9,736
Svenska Cellulosa AB SCA, Class A†	38	462
Svenska Cellulosa AB SCA, Class B†	763	9,230
UPM-Kymmene Oyj	3,815	102,210

		148,547

Petrochemicals — 0.0%
Mitsui Chemicals, Inc.	200	3,829

Pharmacy Services — 0.2%
Cigna Corp.	3,002	518,415

Photo Equipment & Supplies — 0.0%
Nikon Corp.	500	3,504

198

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Pipelines — 0.2%
APA Group	1,485	$11,664
Equitrans Midstream Corp.	12,308	118,772
Kinder Morgan, Inc.	11,162	157,384
Koninklijke Vopak NV	88	4,805
Williams Cos., Inc.	10,160	194,361

		486,986

Power Converter/Supply Equipment — 0.2%
Generac Holdings, Inc.†	1,969	310,275
Schneider Electric SE	3,006	350,221

		660,496

Precious Metals — 0.0%
Polymetal International PLC	264	6,571

Printing-Commercial — 0.0%
Dai Nippon Printing Co., Ltd.	400	8,761
Toppan Printing Co., Ltd.	400	6,043

		14,804

Private Equity — 0.2%
3i Group PLC	19,861	232,744
Blackstone Group, Inc., Class A	2,744	146,200
EQT AB	444	10,425
Partners Group Holding AG	24	23,247

		412,616

Public Thoroughfares — 0.0%
Atlantia SpA†	592	9,444
Transurban Group	3,444	34,119

		43,563

Publishing-Books — 0.0%
Fuji Media Holdings, Inc.	100	886

Publishing-Newspapers — 0.1%
New York Times Co., Class A	3,421	157,845
Schibsted ASA, Class A†	101	3,684
Schibsted ASA, Class B†	129	4,266
Singapore Press Holdings, Ltd.	2,000	1,549

		167,344

Publishing-Periodicals — 0.0%
Wolters Kluwer NV	344	27,198

Real Estate Investment Trusts — 1.0%
Advance Residence Investment Corp.	2	6,467
American Homes 4 Rent, Class A	5,196	150,684
Ascendas Real Estate Investment Trust	3,872	9,891
Boston Properties, Inc.	617	54,968
British Land Co. PLC	1,235	5,949
Brixmor Property Group, Inc.	8,754	100,758
CapitaLand Commercial Trust	3,500	4,142
CapitaLand Mall Trust	3,500	4,755
Covivio	61	4,406
Daiwa House REIT Investment Corp.	2	5,198
Derwent London PLC	139	5,256
Dexus	12,685	77,069
EastGroup Properties, Inc.	667	88,484
Federal Realty Investment Trust	1,256	95,833
Gecina SA	72	9,290
GLP J-REIT	5	8,343
Goodman Group	17,092	206,623
GPT Group	2,529	7,003
ICADE	36	2,383

Security Description	Shares	Value (Note 2)
Real Estate Investment Trusts (continued)
Japan Prime Realty Investment Corp.	1	$2,644
Japan Real Estate Investment Corp.	2	10,259
Japan Retail Fund Investment Corp.	3	3,634
Keppel REIT	2,500	2,018
Kimco Realty Corp.	7,219	80,492
Klepierre SA	260	4,496
Land Securities Group PLC	985	7,474
Link REIT	2,500	19,253
Mapletree Commercial Trust	2,700	3,593
Mapletree North Asia Commercial Trust	2,600	1,632
Mid-America Apartment Communities, Inc.	1,562	186,175
Mirvac Group	4,953	7,389
Nippon Building Fund, Inc.	2	11,214
Nippon Prologis REIT, Inc.	3	10,358
Nomura Real Estate Master Fund, Inc.	6	7,450
Orix JREIT, Inc.	3	3,868
Outfront Media, Inc.	4,226	60,897
Prologis, Inc.	7,992	842,517
Public Storage	1,072	214,271
Rayonier, Inc.	5,875	163,207
Scentre Group	6,535	9,512
Segro PLC	1,500	19,107
Stockland	3,001	6,832
Suntec Real Estate Investment Trust	2,900	2,859
Unibail-Rodamco-Westfield (Euronext Amsterdam)	173	9,082
United Urban Investment Corp.	3	2,928
Vicinity Centres	4,904	4,567
Weyerhaeuser Co.	5,148	143,166

		2,688,396

Real Estate Management/Services — 0.1%
Aeon Mall Co., Ltd.	100	1,198
CBRE Group, Inc., Class A†	3,703	162,229
Daito Trust Construction Co., Ltd.	100	7,868
Deutsche Wohnen SE	1,675	81,462
ESR Cayman, Ltd.†*	1,600	3,945
Fabege AB	346	4,414
Fastighets AB Balder, Class B†	121	4,999
Mitsubishi Estate Co., Ltd.	1,700	24,585
REA Group, Ltd.	61	4,724
Vonovia SE	682	44,319

		339,743

Real Estate Operations & Development — 0.1%
Aroundtown SA†	1,509	9,103
Azrieli Group, Ltd.	45	2,124
CapitaLand, Ltd.	3,200	6,363
Castellum AB	324	6,944
CK Asset Holdings, Ltd.	17,500	96,491
Hang Lung Group, Ltd.	1,000	2,419
Hang Lung Properties, Ltd.	3,000	7,368
Henderson Land Development Co., Ltd.	2,000	7,439
Hulic Co., Ltd.	600	5,153
Hysan Development Co., Ltd.	1,000	2,765
IMMOFINANZ AG†	116	1,914
Kerry Properties, Ltd.	1,000	2,381
Mitsui Fudosan Co., Ltd.	11,100	174,474
New World Development Co., Ltd.	1,750	8,548
Nomura Real Estate Holdings, Inc.	100	1,675
Sino Land Co., Ltd.	4,000	4,852
Sumitomo Realty & Development Co., Ltd.	600	15,419

199

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Real Estate Operations & Development (continued)
Sun Hung Kai Properties, Ltd.	2,000	$24,307
Swire Properties, Ltd.	1,200	2,774
Tokyo Tatemono Co., Ltd.	200	2,161
Tokyu Fudosan Holdings Corp.	700	2,704
UOL Group, Ltd.	700	3,355
Wharf Holdings, Ltd.	1,000	1,700
Wharf Real Estate Investment Co., Ltd.	2,000	7,004

		399,437

Recreational Vehicles — 0.0%
Yamaha Motor Co., Ltd.	400	5,879

Rental Auto/Equipment — 0.0%
Ashtead Group PLC	569	18,288

Resort/Theme Parks — 0.0%
Oriental Land Co., Ltd.	300	36,107

Respiratory Products — 0.0%
Fisher & Paykel Healthcare Corp., Ltd.	719	17,176

Retail-Apparel/Shoe — 0.3%
Fast Retailing Co., Ltd.	100	53,566
Hennes & Mauritz AB, Class B	969	15,090
Industria de Diseno Textil SA	11,224	299,219
JD Sports Fashion PLC	517	4,124
Lululemon Athletica, Inc.†	381	124,050
Moncler SpA†	235	9,082
Next PLC	166	11,915
Ross Stores, Inc.	2,569	230,362
Salvatore Ferragamo SpA†	84	1,134
Zalando SE†*	167	12,078

		760,620

Retail-Auto Parts — 0.4%
AutoZone, Inc.†	218	263,217
O’Reilly Automotive, Inc.†	1,949	930,414

		1,193,631

Retail-Automobile — 0.1%
CarMax, Inc.†	1,813	175,807
USS Co., Ltd.	300	4,488

		180,295

Retail-Building Products — 0.3%
Home Depot, Inc.	2,584	686,026
Kingfisher PLC	2,797	8,904
Nitori Holdings Co., Ltd.	900	197,891
Reece, Ltd.	309	2,211
Wesfarmers, Ltd.	1,428	47,462

		942,494

Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc.	1,835	182,748
K’s Holdings Corp.†	300	3,861
Yamada Denki Co., Ltd.	1,000	4,341

		190,950

Retail-Convenience Store — 0.0%
FamilyMart Co., Ltd.	300	6,748
Lawson, Inc.	100	4,959

		11,707

Retail-Discount — 0.0%
Aeon Co., Ltd.	1,100	26,022
Harvey Norman Holdings, Ltd.	826	2,203

Security Description	Shares	Value (Note 2)
Retail-Discount (continued)
Pan Pacific International Holdings Corp.	800	$18,140
Seria Co., Ltd.	100	3,998

		50,363

Retail-Drug Store — 0.1%
Matsumotokiyoshi Holdings Co., Ltd.	100	3,335
Sundrug Co., Ltd.	100	3,422
Walgreens Boots Alliance, Inc.	4,602	187,347
Welcia Holdings Co., Ltd.	100	9,152

		203,256

Retail-Gardening Products — 0.1%
Tractor Supply Co.	2,688	383,685

Retail-Jewelry — 0.1%
Chow Tai Fook Jewellery Group, Ltd.	1,600	1,726
Cie Financiere Richemont SA	2,728	169,608
Pandora A/S	125	7,972
Swatch Group AG (TRQX)	94	3,746
Swatch Group AG (XEGT)	38	7,981

		191,033

Retail-Major Department Stores — 0.1%
Marks & Spencer Group PLC	2,456	3,070
Marui Group Co., Ltd.	5,200	75,705
Nordstrom, Inc.	4,603	63,015

		141,790

Retail-Misc./Diversified — 0.0%
Izumi Co., Ltd.	100	3,868
J. Front Retailing Co., Ltd.	300	1,747
Ryohin Keikaku Co., Ltd.	300	3,605

		9,220

Retail-Regional Department Stores — 0.0%
Isetan Mitsukoshi Holdings, Ltd.	500	2,294
Kohl’s Corp.	4,047	77,055

		79,349

Retail-Restaurants — 0.3%
Domino’s Pizza Enterprises, Ltd.	81	4,291
McDonald’s Corp.	3,078	597,994
McDonald’s Holdings Co. Japan, Ltd.	100	4,777
Yum! Brands, Inc.	3,426	311,937

		918,999

Retail-Vision Service Center — 0.0%
GrandVision NV†*	74	2,114
National Vision Holdings, Inc.†	2,456	78,567

		80,681

Retirement/Aged Care — 0.0%
Evergrande Health Industry Group, Ltd.†	5,000	23,101
Ryman Healthcare, Ltd.	522	4,602

		27,703

Rubber-Tires — 0.1%
Bridgestone Corp.	6,500	191,610
Cie Generale des Etablissements Michelin SCA	225	23,543
Continental AG	136	13,281
Nokian Renkaat Oyj	166	4,013
Pirelli & C SpA†*	542	2,144
Sumitomo Rubber Industries, Ltd.	200	1,672

200

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Rubber-Tires (continued)
Yokohama Rubber Co., Ltd.	200	$2,565

		238,828

Rubber/Plastic Products — 0.0%
Hexpol AB†	325	2,152

Schools — 0.0%
Benesse Holdings, Inc.	100	2,607

Security Services — 0.0%
G4S PLC	1,953	3,658
Secom Co., Ltd.	300	25,893
Securitas AB, Class B†	403	6,023
Sohgo Security Services Co., Ltd.	100	4,713

		40,287

Semiconductor Components-Integrated Circuits — 0.7%
Analog Devices, Inc.	5,981	686,918
NXP Semiconductors NV	3,078	361,757
QUALCOMM, Inc.	4,072	430,044
Renesas Electronics Corp.†	5,600	31,089
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	6,677	526,749

		2,036,557

Semiconductor Equipment — 0.6%
Advantest Corp.	1,400	75,706
ASM Pacific Technology, Ltd.	300	3,340
ASML Holding NV (Euronext Amsterdam)	1,964	693,771
ASML Holding NV (NASDAQ)	1,046	369,991
Entegris, Inc.	2,963	213,070
Lam Research Corp.	848	319,832
Tokyo Electron, Ltd.	200	54,638

		1,730,348

Shipbuilding — 0.0%
Wartsila Oyj Abp	611	5,131

Silver Mining — 0.0%
Fresnillo PLC	241	3,902

Soap & Cleaning Preparation — 0.1%
Henkel AG & Co. KGaA	127	11,041
Henkel AG & Co. KGaA (Preference Shares)	887	87,389
Reckitt Benckiser Group PLC	928	93,861

		192,291

Steel Pipe & Tube — 0.0%
Maruichi Steel Tube, Ltd.	100	2,371
Tenaris SA	594	3,477

		5,848

Steel-Producers — 0.0%
ArcelorMittal†	3,933	43,743
BlueScope Steel, Ltd.	600	4,792
Evraz PLC	682	2,596
JFE Holdings, Inc.	700	4,589
Nippon Steel Corp.	1,200	9,851
SSAB AB, Class A†	299	884
SSAB AB, Class B†	795	2,259
thyssenkrupp AG†	510	3,968
voestalpine AG	146	3,236

		75,918

Security Description	Shares	Value (Note 2)
Steel-Specialty — 0.0%
Hitachi Metals, Ltd.	300	$3,929

Telecom Services — 0.1%
HKT Trust & HKT, Ltd.	4,000	5,897
PCCW, Ltd.	5,000	2,821
Singapore Telecommunications, Ltd.	10,300	18,748
Spark New Zealand, Ltd.	2,313	7,546
Telenor ASA	12,829	199,254

		234,266

Telecommunication Equipment — 0.1%
CommScope Holding Co., Inc.†	12,445	115,490
NICE, Ltd.†	81	16,615

		132,105

Telephone-Integrated — 0.8%
Bezeq The Israeli Telecommunication Corp., Ltd.†	2,571	2,540
BT Group PLC	10,981	14,248
Deutsche Telekom AG	21,157	354,269
Elisa Oyj	188	11,176
KDDI Corp.	2,000	61,565
Koninklijke KPN NV	4,420	11,465
Nippon Telegraph & Telephone Corp.	13,600	314,810
Proximus SADP	195	4,018
SoftBank Group Corp.	3,200	201,540
Swisscom AG	33	17,571
Telecom Italia SpA	13,590	5,486
Telecom Italia SpA (RSP)	7,587	3,044
Telefonica Deutschland Holding AG	1,160	3,177
Telefonica SA	12,631	52,856
Telekom Austria AG†	176	1,323
Telia Co AB	3,192	12,425
Verizon Communications, Inc.	20,645	1,186,675

		2,258,188

Television — 0.1%
ITV PLC	13,194	9,860
Mediaset SpA†	447	794
Nexstar Media Group, Inc., Class A	1,832	160,575
Nippon Television Holdings, Inc.	200	2,172
RTL Group SA†	59	1,954
ViacomCBS, Inc., Class B	4,818	125,605

		300,960

Textile-Apparel — 0.2%
LVMH Moet Hennessy Louis Vuitton SE	1,057	459,246

Textile-Home Furnishings — 0.0%
Mohawk Industries, Inc.†	616	49,188

Textile-Products — 0.0%
Teijin, Ltd.	300	4,326

Tobacco — 0.2%
British American Tobacco PLC	11,276	374,216
Imperial Brands PLC	1,196	20,068
Japan Tobacco, Inc.	3,500	60,223
Swedish Match AB	205	15,707

		470,214

Tools-Hand Held — 0.2%
Makita Corp.	400	15,393
Stanley Black & Decker, Inc.	3,327	510,096

		525,489

201

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Toys — 0.1%
Bandai Namco Holdings, Inc.	300	$16,607
Nintendo Co., Ltd.	800	350,983

		367,590

Transport-Marine — 0.0%
AP Moller - Maersk A/S, Series A	4	4,774
AP Moller - Maersk A/S, Series B	8	10,309
Mitsui OSK Lines, Ltd.	100	1,657
Nippon Yusen KK	200	2,601

		19,341

Transport-Rail — 0.4%
Aurizon Holdings, Ltd.	2,412	7,664
Central Japan Railway Co.	1,100	132,866
East Japan Railway Co.	500	28,858
Getlink SE†	547	8,230
Hankyu Hanshin Holdings, Inc.	300	8,603
Keihan Holdings Co., Ltd.	100	4,063
Keikyu Corp.	300	3,925
Keio Corp.	200	9,962
Keisei Electric Railway Co., Ltd.	200	4,892
Kintetsu Group Holdings Co., Ltd.	200	7,792
MTR Corp., Ltd.	2,000	9,946
Nagoya Railroad Co., Ltd.	200	5,053
Nankai Electric Railway Co., Ltd.†	100	1,963
Norfolk Southern Corp.	3,909	751,349
Odakyu Electric Railway Co., Ltd.	400	8,349
Seibu Holdings, Inc.	300	2,691
Tobu Railway Co., Ltd.	300	8,398
Tokyu Corp.	4,800	53,570
West Japan Railway Co.	1,500	64,617

		1,122,791

Transport-Services — 0.2%
ComfortDelGro Corp., Ltd.	2,700	2,643
Deutsche Post AG†	6,881	278,965
DSV PANALPINA A/S	253	34,974
Kamigumi Co., Ltd.	100	1,829
Kuehne & Nagel International AG†	66	11,366
Kyushu Railway Co.	200	3,945
Mitsubishi Logistics Corp.	100	2,698
Nippon Express Co., Ltd.	100	4,774
Oesterreichische Post AG	39	1,247
Poste Italiane SpA*	559	5,136
Royal Mail PLC	1,312	2,775
SG Holdings Co., Ltd.	300	10,983
Yamato Holdings Co., Ltd.	2,400	61,523

		422,858

Transport-Truck — 0.1%
Old Dominion Freight Line, Inc.	1,109	202,747

Travel Services — 0.0%
TUI AG	554	2,112

Water — 0.0%
Severn Trent PLC	301	9,688
Suez	533	7,025
United Utilities Group PLC	853	10,089
Veolia Environnement SA	707	16,165

		42,967

Water Treatment Systems — 0.0%
Kurita Water Industries, Ltd.	100	2,690

Web Portals/ISP — 0.9%
Alphabet, Inc., Class A†	931	1,385,281
Alphabet, Inc., Class C†	738	1,094,424
Iliad SA	32	6,286

Security Description	Shares/ Principal Amount	Value (Note 2)
Web Portals/ISP (continued)
United Internet AG	149	$6,748
Z Holdings Corp.	3,300	17,417

		2,510,156

Wire & Cable Products — 0.0%
Prysmian SpA	337	8,642

Wireless Equipment — 0.0%
Nokia Oyj	18,474	88,857

Total Common Stocks (cost $105,606,087)		115,424,538

REGISTERED INVESTMENT COMPANIES — 10.0%
JPMorgan Emerging Markets Strategic Debt Fund, Class R6	717,191	5,665,807
JPMorgan Emerging Markets Equity Fund, Class R6	268,084	9,283,746
JPMorgan High Yield Fund, Class R6	1,945,652	13,308,260

Total Registered Investment Companies (cost $27,012,195)		28,257,813

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.2%
Diversified Banking Institutions — 0.1%
Credit Suisse Group AG 7.50% due 12/11/2023*(2)	$200,000	219,250

Oil Companies-Integrated — 0.1%
BP Capital Markets PLC Company Guar. Notes 4.38% due 06/22/2025(2)	90,000	94,608
BP Capital Markets PLC Company Guar. Notes 4.88% due 03/20/2030(2)	100,000	107,250

		201,858

Total Preferred Securities/Capital Securities (cost $404,218)		421,108

ASSET BACKED SECURITIES — 5.4%
Diversified Financial Services — 5.4%
American Credit Acceptance Receivables Trust Series 2019-3, Class C 2.76% due 09/12/2025*	188,000	191,315
American Credit Acceptance Receivables Trust Series 2019-1, Class C 3.50% due 04/14/2025*	112,000	113,978
American Credit Acceptance Receivables Trust Series 2018-3, Class D 4.14% due 10/15/2024*	51,000	52,444
Angel Oak Mtg. Trust I LLC VRS Series 2018-3, Class A1 3.65% due 09/25/2048*(3)(4)	88,609	90,296
Angel Oak Mtg. Trust I LLC VRS Series 2018-2, Class A1 3.67% due 07/27/2048*(3)(4)	156,606	159,704
Arroyo Mtg. Trust VRS Series 2019-3, Class A1 2.96% due 10/25/2048*(3)(4)	139,864	143,030
Arroyo Mtg. Trust VRS Series 2018-1, Class A1 3.76% due 04/25/2048*(3)(4)	143,708	147,628
Arroyo Mtg. Trust VRS Series 2019-1, Class A1 3.81% due 01/25/2049*(3)(4)	67,577	68,922

202

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
BAMLL Commercial Mtg. Securities Trust VRS Series 2018-PARK, Class A 4.09% due 08/10/2038*(4)(5)	$100,000	$116,392
BANK Series 2019-BN20, Class A2 2.76% due 09/15/2062(5)	185,000	203,421
BANK Series 2019-BN23, Class A3 2.92% due 12/15/2052(5)	100,000	111,690
BANK Series 2019-BN24, Class A3 2.96% due 11/15/2062(5)	45,000	50,436
BANK Series 2019-BN22, Class A4 2.98% due 11/15/2062(5)	180,000	201,497
BANK Series 2019-BN19, Class A3 3.18% due 08/15/2061(5)	170,000	192,786
BBCMS Trust FRS Series 2018-CBM, Class A 1.17% (1 ML+1.00%) due 07/15/2037*(5)	70,000	66,534
Blackstone Mtg. Trust, Inc. FRS Series 2017-FL1, Class A 1.05% (1 ML+0.87%) due 06/15/2035*(5)	142,689	141,619
Braemar Hotels & Resorts Trust FRS Series 2018-PRME, Class A 0.99% (1 ML+0.82%) due 06/15/2035*(5)	130,000	123,577
BX Commercial Mtg. Trust FRS Series 2018-BIOA, Class A 0.85% (1 ML+0.67%) due 03/15/2037*(5)	270,000	266,623
BX Trust FRS Series 2018-EXCL, Class A 1.26% (1 ML+1.09%) due 09/15/2037*(5)	181,477	165,409
BXP Trust Series 2017-GM, Class A 3.38% due 06/13/2039*(5)	120,000	133,188
BXP Trust VRS Series 2017-GM, Class B 3.42% due 06/13/2039*(4)(5)	260,000	281,424
Capital Automotive REIT Series 2017-1A, Class A1 3.87% due 04/15/2047*	103,425	103,892
CGDBB Commercial Mtg. Trust FRS Series 2017-BIOC, Class A 0.96% (1 ML+0.79%) due 07/15/2032*(5)	274,063	273,466
CGDBB Commercial Mtg. Trust FRS Series 2017-BIOC, Class B 1.14% (1 ML+0.97%) due 07/15/2032*(5)	256,706	255,508
CIM Trust FRS Series 2019-INV1, Class A2 1.17% (1 ML+1.00%) due 02/25/2049*(3)	69,312	69,188

Security Description	Principal Amount	Value (Note 2)
Diversified Financial Services (continued)
Citigroup Commercial Mtg. Trust Series 2018-B2, Class A4 4.01% due 03/10/2051(5)	$275,000	$320,190
Citigroup Commercial Mtg. Trust VRS Series 2018-C5, Class A4 4.23% due 06/10/2051(4)(5)	205,000	242,273
Citigroup Mtg. Loan Trust, Inc. Series 2007-12, Class 2A1 6.50% due 10/25/2036*(3)	100,522	81,136
COMM Mtg. Trust Series 2020-CBM, Class A2 2.90% due 02/10/2037*(5)	360,000	358,632
COMM Mtg. Trust Series 2016-667M, Class A 3.14% due 10/10/2036*(5)	100,000	107,628
COMM Mtg. Trust VRS Series 2014-CR 15, Class C 4.74% due 02/10/2047(4)(5)	100,000	106,234
Commonbond Student Loan Trust FRS Series 2018-AGS, Class A2 0.67% (1 ML+0.50%) due 02/25/2044*	82,906	81,686
Countrywide Alternative Loan Trust FRS Series 2006-OA9, Class 1A1 0.39% (1 ML+0.20%) due 07/20/2046(3)	146,829	109,208
Countrywide Alternative Loan Trust Series 2006-J5, Class 1A1 6.50% due 09/25/2036(3)	199,325	158,135
Countrywide Home Loan Mtg. Pass-Through Trust Series 2005-21, Class A2 5.50% due 10/25/2035(3)	19,111	16,456
Credit Acceptance Auto Loan Trust Series 2018-3A, Class A 3.55% due 08/15/2027*	250,000	254,013
CSAIL Commercial Mtg. Trust VRS Series 2019-C18, Class C 3.95% due 12/15/2052(4)(5)	175,000	162,505
DBGS Mtg. Trust FRS Series 2018-BIOD, Class A 0.98% (1 ML+0.80%) due 05/15/2035*(5)	153,143	152,385
DBGS Mtg. Trust FRS Series 2018-BIOD, Class B 1.06% (1 ML+0.89%) due 05/15/2035*(5)	92,814	91,067
DBGS Mtg. Trust Series 2019-1735, Class A 3.84% due 04/10/2037*(5)	205,000	232,972
Deephaven Residential Mtg. Trust VRS Series 2019-3A, Class A1 2.96% due 07/25/2059*(3)(4)	179,579	182,310
Deephaven Residential Mtg. Trust VRS Series 2019-2A, Class A1 3.56% due 04/25/2059*(3)(4)	79,262	79,590
Deephaven Residential Mtg. Trust VRS Series 2018-3A, Class A1 3.79% due 08/25/2058*(3)(4)	40,581	41,267
Drive Auto Receivables Trust Series 2020-2, Class C 2.28% due 08/17/2026	80,000	82,096

203

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
DT Auto Owner Trust Series 2020-2A, Class B 2.08% due 03/16/2026*	$73,000	$73,564
DT Auto Owner Trust Series 2019-3A, ClassC 2.74% due 04/15/2025*	310,000	314,273
DT Auto Owner Trust Series 2020-2A, Class C 3.28% due 03/16/2026*	113,000	117,139
Ellington Financial Mtg. Trust VRS Series 2018-1, Class A1FX 4.14% due 10/25/2058*(3)(4)	103,206	105,617
Exeter Automobile Receivables Trust Series 2020-2A, Class B 2.08% due 07/15/2024*	119,000	120,376
Exeter Automobile Receivables Trust Series 2020-1A, Class C 2.49% due 01/15/2025*	180,000	183,106
Exeter Automobile Receivables Trust Series 2019-3A, Class C 2.79% due 05/15/2024*	1,115,000	1,135,195
Exeter Automobile Receivables Trust Series 2018-1A, Class C 3.03% due 01/17/2023*	137,528	138,437
Exeter Automobile Receivables Trust Series 2020-2A, Class C 3.28% due 05/15/2025*	104,000	108,018
Exeter Automobile Receivables Trust Series 2019-2A, Class C 3.30% due 03/15/2024*	115,000	118,146
Exeter Automobile Receivables Trust Series 2018-3A, Class B 3.46% due 10/17/2022*	12,045	12,068
Exeter Automobile Receivables Trust Series 2018-2A, Class C 3.69% due 03/15/2023*	99,727	100,612
First Franklin Mtg. Loan Trust FRS Series 2004-FF4, Class M1 1.03% (1 ML+0.86%) due 06/25/2034	59,097	58,823
GLS Auto Receivables Issuer Trust Series 2019-2A, Class B 3.32% due 03/15/2024*	312,000	318,232
GPMT, Inc. FRS Series 2018-FL1, Class A 1.08% (1 ML+0.90%) due 11/21/2035*(5)	48,993	48,075
GS Mtg. Securities Trust Series 2017-GPTX, Class A 2.86% due 05/10/2034*(5)	175,000	172,567
GS Mtg. Securities Trust Series 2019 -GC38, Class A2 3.87% due 02/10/2052(5)	80,000	86,391
GSAMP Trust FRS Series 2006-FM1, Class A2C 0.33% (1 ML+0.16%) due 04/25/2036	198,966	151,202
Homeward Opportunities Fund I Trust VRS Series 2019-2, Class A1 2.70% due 09/25/2059*(3)(4)	68,582	69,311

Security Description	Principal Amount	Value (Note 2)
Diversified Financial Services (continued)
Homeward Opportunities Fund I Trust VRS Series 2019-1, Class A1 3.45% due 01/25/2059*(3)(4)	$72,044	$73,101
Homeward Opportunities Fund I Trust VRS Series 2018-1, Class A1 3.77% due 06/25/2048*(3)(4)	45,383	45,410
Independence Plaza Trust Series 2018-INDP, Class A 3.76% due 07/10/2035*(5)	125,000	133,447
KREF, Ltd. FRS Series 2018-FL1, Class A 1.28% (1 ML+1.10%) due 06/15/2036*	100,000	98,625
LB-UBS Commercial Mtg. Trust VRS Series 2006-C6, Class AJ 5.45% due 09/15/2039(4)(5)	196,963	113,534
Lehman Mtg. Trust Series 2007-4, Class 4A1 6.00% due 05/25/2037(3)	10,598	10,727
Lendmark Funding Trust Series 2018-1A, Class A 3.81% due 12/21/2026*	170,000	170,508
LSTAR Commercial Mtg. Trust Series 2016-4, Class A1 1.82% due 03/10/2049*(5)	99,329	99,280
MAD Mtg. Trust VRS Series 2017-330M, Class A 3.19% due 08/15/2034*(4)(5)	137,000	143,355
MetLife Securitization Trust VRS Series 2017-1A, Class A 3.00% due 04/25/2055*(4)	233,338	243,164
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C7, Class A4 2.92% due 02/15/2046(5)	55,000	56,807
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C24, Class A4 3.73% due 05/15/2048(5)	100,000	111,512
Morgan Stanley Capital I Trust Series 2020-HR8, Class A4 2.04% due 07/15/2053(5)	160,000	165,305
Morgan Stanley Capital I Trust Series 2020-HR8, Class AS 2.30% due 07/15/2053(5)	125,000	129,150
Morgan Stanley Capital I Trust Series 2019-H6, Class A4 3.42% due 06/15/2052(5)	135,000	154,269
Morgan Stanley Capital I Trust VRS Series 2018-MP, Class A 4.42% due 07/11/2040*(4)(5)	230,000	250,015
MRCD Mtg. Trust Series 2019-PARK, Class B 2.72% due 12/15/2036*(5)	145,000	144,865
MRCD Mtg. Trust Series 2019-PARK, Class C 2.72% due 12/15/2036*(5)	150,000	147,438
New Residential Mtg. Loan Trust VRS Series 2019-NQM3, Class A1 2.80% due 07/25/2049*(3)(4)	92,753	94,170

204

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
OBX Trust FRS Series 2019-EXP1, Class 2A1B 1.12% (1 ML+0.95%) due 01/25/2059*(3)	$300,000	$293,434
One Market Plaza Trust Series 2017-1MKT, Class A 3.61% due 02/10/2032*(5)	330,000	342,371
OneMain Direct Auto Receivables Trust Series 2018-1A, Class B 3.71% due 04/14/2025*	132,000	134,494
Option One Mtg. Loan Trust FRS Series 2004-3, Class M2 1.12% (1 ML+0.86%) due 11/25/2034	21,410	20,635
Renaissance Home Equity Loan Trust FRS Series 2005-2, Class AV3 0.54% (1 ML+0.37%) due 08/25/2035	147,598	138,437
Santander Drive Auto Receivables Trust Series 2018-3, Class B 3.29% due 10/17/2022	21,082	21,104
SBALR Commercial Mtg. Trust Series 2020-RR1, Class A3 2.83% due 02/13/2053*(5)	310,000	319,973
Starwood Mtg. Residential Trust VRS Series 2019-INV1, Class A1 2.61% due 09/27/2049*(3)(4)	147,720	148,630
Starwood Mtg. Residential Trust VRS Series 2018-IMC1, Class A1 3.79% due 03/25/2048*(3)(4)	55,673	55,837
Verus Securitization Trust VRS Series 2018-2, Class A1 3.68% due 06/01/2058*(3)(4)	189,359	191,620
Verus Securitization Trust VRS Series 2019-1, Class A1 3.84% due 02/25/2059*(3)(4)	52,172	53,179
Washington Mutual Mtg. Pass-Through Certs. Series 2006-5, Class 2CB1 6.00% due 07/25/2036(3)	52,594	46,026
Wells Fargo Commercial Mtg. Trust Series 2017-C41, Class A3 3.21% due 11/15/2050(5)	60,000	65,710
Wells Fargo Mtg. Backed Securities Trust Series 2007-7, Class A1 6.00% due 06/25/2037(3)	21,715	21,825
Westlake Automobile Receivables Trust Series 2020-2A, Class C 2.01% due 07/15/2025*	490,000	493,694
Westlake Automobile Receivables Trust Series 2019-3A, Class B 2.41% due 10/15/2024*	250,000	254,400
WF-RBS Commercial Mtg. Trust Series 2013-C11, Class AS 3.31% due 03/15/2045(5)	130,000	134,626

Total Asset Backed Securities (cost $15,200,166)		15,135,579

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES — 13.3%
Aerospace/Defense — 0.4%
Boeing Co. Senior Notes 5.04% due 05/01/2027	$220,000	$238,217
Lockheed Martin Corp. Senior Notes 1.85% due 06/15/2030	20,000	21,150
Lockheed Martin Corp. Senior Notes 2.80% due 06/15/2050	20,000	22,549
Northrop Grumman Corp. Senior Notes 4.40% due 05/01/2030	105,000	131,323
Raytheon Technologies Corp. Senior Notes 3.95% due 08/16/2025	25,000	28,958
Raytheon Technologies Corp. Senior Notes 3.20% due 03/15/2024*	324,000	351,428
United Technologies Corp. Senior Notes 4.13% due 11/16/2028	240,000	288,376

		1,082,001

Aerospace/Defense-Equipment — 0.1%
Arconic, Inc. Senior Notes 6.75% due 01/15/2028	50,000	56,683
Harris Corp. Senior Notes 4.40% due 06/15/2028	80,000	97,179

		153,862

Airlines — 0.0%
United Airlines Pass-Through Trust Pass-Through Certs. Series 2018-1, Class AA 3.50% due 09/01/2031	93,303	87,466

Applications Software — 0.1%
Microsoft Corp. Senior Bonds 2.53% due 06/01/2050	65,000	71,352
Microsoft Corp. Senior Notes 3.45% due 08/08/2036	130,000	162,806

		234,158

Auto-Cars/Light Trucks — 0.2%
American Honda Finance Corp. Senior Notes 0.88% due 07/07/2023	149,000	150,321
Daimler Finance North America LLC FRS Company Guar. Notes 0.81% (3 ML+0.45%) due 02/22/2021*	150,000	149,810
Hyundai Capital America Senior Notes 2.38% due 02/10/2023*	105,000	107,012
Volkswagen Group of America Finance LLC Company Guar. Notes 4.25% due 11/13/2023*	200,000	220,895

		628,038

205

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Auto-Heavy Duty Trucks — 0.0%
Allison Transmission, Inc. Senior Notes 4.75% due 10/01/2027*	$20,000	$20,900

Auto/Truck Parts & Equipment-Original — 0.0%
American Axle & Manufacturing, Inc. Company Guar. Notes 6.25% due 04/01/2025	70,000	72,318

Banks-Commercial — 0.4%
Citizens Bank NA Senior Notes 2.25% due 10/30/2020	250,000	250,756
Compass Bank Senior Notes 3.50% due 06/11/2021	250,000	255,256
Fifth Third Bank Senior Notes 2.20% due 10/30/2020	250,000	250,757
SunTrust Banks, Inc. Senior Notes 2.90% due 03/03/2021	250,000	253,288
SunTrust Banks, Inc. Senior Notes 4.00% due 05/01/2025	55,000	62,906

		1,072,963

Banks-Fiduciary — 0.1%
National Securities Clearing Corp. Senior Notes 1.20% due 04/23/2023*	250,000	255,030

Banks-Super Regional — 0.7%
Huntington Bancshares, Inc. Senior Notes 3.15% due 03/14/2021	145,000	147,161
KeyCorp. Senior Notes 5.10% due 03/24/2021	200,000	206,105
Wells Fargo & Co. Senior Notes 2.16% due 02/11/2026	285,000	297,136
Wells Fargo & Co. Senior Notes 2.19% due 04/30/2026	300,000	313,432
Wells Fargo & Co. Senior Notes 2.41% due 10/30/2025	235,000	247,296
Wells Fargo & Co. Senior Notes 2.57% due 02/11/2031	245,000	259,892
Wells Fargo & Co. Senior Notes 3.07% due 01/24/2023	255,000	263,991
Wells Fargo & Co. Senior Notes 3.75% due 01/24/2024	140,000	153,428

		1,888,441

Beverages-Non-alcoholic — 0.1%
Coca-Cola Co. Senior Notes 1.65% due 06/01/2030	105,000	109,945

Security Description	Principal Amount	Value (Note 2)
Beverages-Non-alcoholic (continued)
Coca-Cola Co. Senior Notes 2.60% due 06/01/2050	$45,000	$48,190
Dr Pepper Snapple Group, Inc. Company Guar. Notes 2.55% due 09/15/2026	205,000	224,278

		382,413

Brewery — 0.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.70% due 02/01/2036	250,000	306,690
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.00% due 04/13/2028	55,000	64,384
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.44% due 10/06/2048	125,000	150,231
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.60% due 04/15/2048	45,000	55,692
Constellation Brands, Inc. Company Guar. Notes 3.15% due 08/01/2029	60,000	66,422

		643,419

Broadcast Services/Program — 0.0%
Clear Channel Worldwide Holdings, Inc. Senior Sec. Notes 5.13% due 08/15/2027*	45,000	44,100
iHeartCommunications, Inc. Senior Sec. Notes 5.25% due 08/15/2027*	45,000	45,450

		89,550

Building & Construction Products-Misc. — 0.1%
American Woodmark Corp. Company Guar. Notes 4.88% due 03/15/2026*	50,000	50,250
Standard Industries, Inc. Senior Notes 4.75% due 01/15/2028*	50,000	53,437

		103,687

Cable/Satellite TV — 0.6%
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.13% due 05/01/2027*	45,000	47,742
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.88% due 04/01/2024*	95,000	98,296
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 2.80% due 04/01/2031	140,000	146,892
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.91% due 07/23/2025	105,000	121,916

206

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Cable/Satellite TV (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.38% due 05/01/2047	$40,000	$50,649
Comcast Corp. Company Guar. Notes 1.95% due 01/15/2031	215,000	224,611
Comcast Corp. Company Guar. Notes 2.35% due 01/15/2027	455,000	492,003
Comcast Corp. Company Guar. Notes 3.40% due 07/15/2046	90,000	107,010
Comcast Corp. Company Guar. Notes 3.45% due 02/01/2050	30,000	36,389
DISH DBS Corp. Company Guar. Notes 5.88% due 11/15/2024	70,000	72,989
Time Warner Cable LLC Senior Sec. Notes 4.50% due 09/15/2042	65,000	75,802
Time Warner Cable LLC Senior Sec. Notes 5.50% due 09/01/2041	80,000	100,157

		1,574,456

Casino Hotels — 0.0%
MGM Resorts International Company Guar. Notes 4.63% due 09/01/2026	15,000	14,519
MGM Resorts International Company Guar. Notes 6.00% due 03/15/2023	40,000	41,800
Wynn Las Vegas LLC Company Guar. Notes 5.50% due 03/01/2025*	30,000	28,200

		84,519

Cellular Telecom — 0.2%
Sprint Corp. Company Guar. Notes 7.63% due 02/15/2025	50,000	60,729
T-Mobile USA, Inc. Senior Sec. Notes 2.55% due 02/15/2031*	65,000	67,525
T-Mobile USA, Inc. Senior Sec. Notes 3.75% due 04/15/2027*	250,000	283,202
T-Mobile USA, Inc. Senior Sec. Notes 3.88% due 04/15/2030*	200,000	229,050

		640,506

Chemicals-Diversified — 0.1%
DuPont de Nemours, Inc. Senior Notes 3.77% due 11/15/2020	146,000	147,370

Chemicals-Specialty — 0.0%
Chemours Co. Company Guar. Notes 7.00% due 05/15/2025	35,000	35,525

Security Description	Principal Amount	Value (Note 2)
Coatings/Paint — 0.0%
Sherwin-Williams Co. Senior Notes 2.75% due 06/01/2022	$4,000	$4,139

Commercial Services-Finance — 0.0%
Global Payments, Inc. Senior Notes 2.90% due 05/15/2030	80,000	87,764

Computer Services — 0.3%
International Business Machines Corp. Senior Notes 1.70% due 05/15/2027	170,000	176,636
International Business Machines Corp. Senior Notes 2.85% due 05/13/2022	238,000	248,754
International Business Machines Corp. Senior Notes 3.30% due 05/15/2026	170,000	193,409
International Business Machines Corp. Senior Notes 4.15% due 05/15/2039	100,000	126,855

		745,654

Computers — 0.3%
Apple, Inc. Senior Notes 2.45% due 08/04/2026	245,000	268,650
Apple, Inc. Senior Notes 2.95% due 09/11/2049	95,000	109,501
Apple, Inc. Senior Notes 3.25% due 02/23/2026	265,000	300,745
Dell International LLC/EMC Corp. Senior Sec. Notes 6.02% due 06/15/2026*	45,000	52,766

		731,662

Computers-Integrated Systems — 0.0%
NCR Corp. Company Guar. Notes 6.13% due 09/01/2029*	30,000	32,864

Consumer Products-Misc. — 0.0%
Central Garden & Pet Co. Company Guar. Notes 5.13% due 02/01/2028	25,000	26,437
Spectrum Brands, Inc. Company Guar. Notes 5.75% due 07/15/2025	45,000	46,350

		72,787

Containers-Paper/Plastic — 0.0%
Berry Global Escrow Corp. Sec. Notes 5.63% due 07/15/2027*	32,000	34,240
Berry Global, Inc. Senior Sec. Notes 4.88% due 07/15/2026*	52,000	54,925

		89,165

Distribution/Wholesale — 0.0%
Performance Food Group, Inc. Company Guar. Notes 5.50% due 10/15/2027*	35,000	36,138

207

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions — 2.2%
Bank of America Corp. Senior Notes 2.46% due 10/22/2025	$110,000	$116,731
Bank of America Corp. Senior Notes 2.59% due 04/29/2031	160,000	171,632
Bank of America Corp. Senior Notes 2.68% due 06/19/2041	45,000	47,918
Bank of America Corp. Senior Notes 3.00% due 12/20/2023	350,000	368,858
Bank of America Corp. Senior Notes 3.42% due 12/20/2028	74,000	83,612
Bank of America Corp. Senior Notes 3.46% due 03/15/2025	550,000	599,972
Bank of America Corp. Senior Notes 3.55% due 03/05/2024	5,000	5,357
Bank of America Corp. Senior Notes 3.82% due 01/20/2028	140,000	160,231
Bank of America Corp. Senior Notes 3.86% due 07/23/2024	260,000	283,916
Citigroup, Inc. Senior Notes 2.31% due 11/04/2022	110,000	112,366
Citigroup, Inc. Senior Notes 2.65% due 10/26/2020	250,000	251,337
Citigroup, Inc. Senior Notes 2.88% due 07/24/2023	495,000	516,364
Citigroup, Inc. Senior Notes 3.11% due 04/08/2026	765,000	831,607
Citigroup, Inc. Senior Notes 3.14% due 01/24/2023	140,000	144,977
Citigroup, Inc. Senior Notes 3.20% due 10/21/2026	45,000	49,967
Citigroup, Inc. Senior Notes 3.89% due 01/10/2028	95,000	108,569
Goldman Sachs Group, Inc. Senior Notes 2.60% due 12/27/2020	250,000	252,204
Goldman Sachs Group, Inc. Senior Notes 2.91% due 07/24/2023	330,000	343,961
Goldman Sachs Group, Inc. Senior Notes 3.50% due 04/01/2025	315,000	349,035
Goldman Sachs Group, Inc. Senior Notes 3.85% due 01/26/2027	270,000	307,310
Goldman Sachs Group, Inc. Senior Notes 4.02% due 10/31/2038	110,000	133,991

Security Description	Principal Amount	Value (Note 2)
Diversified Banking Institutions (continued)
Morgan Stanley Senior Notes 2.70% due 01/22/2031	$85,000	$92,675
Morgan Stanley Senior Notes 2.72% due 07/22/2025	570,000	609,876
Morgan Stanley Senior Notes 3.59% due 07/22/2028	160,000	182,978
Morgan Stanley Senior Notes 3.74% due 04/24/2024	5,000	5,408
Morgan Stanley Senior Notes 3.97% due 07/22/2038	90,000	112,275

		6,243,127

Diversified Manufacturing Operations — 0.0%
General Electric Co. Senior Notes 4.13% due 10/09/2042	10,000	10,188

E-Commerce/Products — 0.0%
Amazon.com, Inc. Senior Notes 2.50% due 06/03/2050	64,000	69,792

Electric-Distribution — 0.1%
Commonwealth Edison Co. 1st Mtg. Notes 3.70% due 03/01/2045	45,000	55,924
Entergy Louisiana LLC Collateral Trust Bonds 2.40% due 10/01/2026	45,000	48,820
Entergy Louisiana LLC Collateral Trust Bonds 4.00% due 03/15/2033	30,000	38,188
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 4.30% due 03/15/2049	10,000	13,812

		156,744

Electric-Generation — 0.1%
Emera US Finance LP Company Guar. Notes 3.55% due 06/15/2026	70,000	79,251
Emera US Finance LP Company Guar. Notes 4.75% due 06/15/2046	85,000	110,415

		189,666

Electric-Integrated — 1.2%
American Electric Power Co., Inc. Senior Notes 2.15% due 11/13/2020	250,000	251,258
Baltimore Gas & Electric Co. Senior Notes 3.20% due 09/15/2049	80,000	93,540
Berkshire Hathaway Energy Co. Senior Notes 4.45% due 01/15/2049	35,000	48,937
Cleveland Electric Illuminating Co. Senior Notes 3.50% due 04/01/2028*	65,000	70,071

208

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Electric-Integrated (continued)
Cleveland Electric Illuminating Co. Senior Notes 4.55% due 11/15/2030*	$55,000	$67,690
Duke Energy Corp. FRS Senior Notes 0.92% (3 ML+0.50%) due 05/14/2021*	250,000	250,555
Entergy Texas, Inc. 1st Mtg. Notes 3.55% due 09/30/2049	75,000	90,359
Eversource Energy Senior Notes 2.50% due 03/15/2021	250,000	252,794
Exelon Corp. Junior Sub. Notes 3.50% due 06/01/2022	47,000	49,216
FirstEnergy Corp. Senior Notes 2.65% due 03/01/2030	30,000	30,662
FirstEnergy Corp. Senior Notes 3.90% due 07/15/2027	16,000	17,565
Jersey Central Power & Light Co. Senior Notes 4.30% due 01/15/2026*	35,000	40,967
MidAmerican Energy Co. 1st Mtg. Bonds 4.25% due 05/01/2046	45,000	61,566
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 2.25% due 06/01/2030	190,000	204,856
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 2.75% due 11/01/2029	175,000	195,450
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 3.15% due 04/01/2024	60,000	65,381
Pacific Gas & Electric Co. 1st Mtg. Bonds 3.50% due 08/01/2050	60,000	61,797
PacifiCorp 1st Mtg. Notes 4.13% due 01/15/2049	105,000	141,909
Potomac Electric Power Co. 1st Mtg. Bonds 3.60% due 03/15/2024	90,000	98,526
Public Service Co. of Colorado 1st Mtg. Bonds 1.90% due 01/15/2031	160,000	169,484
Public Service Co. of Colorado 1st Mtg. Bonds 2.70% due 01/15/2051	80,000	88,702
Sierra Pacific Power Co. General Refunding Mtg. 2.60% due 05/01/2026	95,000	103,556
Southern California Edison Co. 1st Mtg. Bonds Class C 3.60% due 02/01/2045	36,000	40,419
Southwestern Electric Power Co. Senior Notes Class J 3.90% due 04/01/2045	60,000	69,615

Security Description	Principal Amount	Value (Note 2)
Electric-Integrated (continued)
Trans-Allegheny Interstate Line Co. Senior Notes 3.85% due 06/01/2025*	$125,000	$136,986
Union Electric Co 1st Mtg. Bonds 2.95% due 03/15/2030	186,000	212,898
Virginia Electric & Power Co. Senior Notes 3.50% due 03/15/2027	200,000	230,421
Xcel Energy, Inc. Senior Notes 2.40% due 03/15/2021	250,000	252,648

		3,397,828

Electric-Transmission — 0.0%
ITC Holdings Corp. Senior Notes 3.25% due 06/30/2026	90,000	100,434

Electronic Components-Semiconductors — 0.1%
Broadcom, Inc. Company Guar. Notes 4.15% due 11/15/2030*	160,000	179,714

Enterprise Software/Service — 0.1%
Oracle Corp. Senior Notes 3.25% due 11/15/2027	120,000	137,361
Oracle Corp. Senior Notes 3.60% due 04/01/2050	180,000	215,411

		352,772

Finance-Auto Loans — 0.0%
Ally Financial, Inc. Senior Notes 4.13% due 02/13/2022	50,000	51,913
Ally Financial, Inc. Senior Notes 4.63% due 05/19/2022	10,000	10,510

		62,423

Finance-Consumer Loans — 0.0%
Springleaf Finance Corp. Company Guar. Notes 6.63% due 01/15/2028	45,000	51,568

Finance-Credit Card — 0.1%
American Express Co. Senior Notes 3.00% due 02/22/2021	250,000	253,141
Visa, Inc. Senior Notes 2.05% due 04/15/2030	55,000	59,556

		312,697

Finance-Leasing Companies — 0.1%
Air Lease Corp. Senior Notes 2.30% due 02/01/2025	235,000	226,253
Air Lease Corp. Senior Notes 3.25% due 10/01/2029	25,000	23,943

		250,196

209

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Food-Catering — 0.0%
Aramark Services, Inc. Company Guar. Bonds 5.00% due 02/01/2028*	$70,000	$70,437

Food-Confectionery — 0.0%
Mondelez International, Inc. Senior Notes 0.63% due 07/01/2022	55,000	55,268

Food-Misc./Diversified — 0.1%
General Mills, Inc. FRS Senior Notes 0.81% (3 ML+0.54%) due 04/16/2021	250,000	250,714
McCormick & Co., Inc. Senior Notes 3.15% due 08/15/2024	35,000	38,286
Post Holdings, Inc. Company Guar. Notes 5.75% due 03/01/2027*	10,000	10,650

		299,650

Food-Retail — 0.1%
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC Company Guar. Notes 4.63% due 01/15/2027*	22,000	23,265
Kroger Co. Senior Notes 3.30% due 01/15/2021	100,000	101,068
Kroger Co. Senior Notes 3.88% due 10/15/2046	145,000	174,639

		298,972

Gas-Distribution — 0.1%
Brooklyn Union Gas Co. Senior Notes 4.27% due 03/15/2048*	65,000	86,445
NiSource, Inc. Senior Notes 2.95% due 09/01/2029	90,000	100,439

		186,884

Home Furnishings — 0.0%
Tempur Sealy International, Inc. Company Guar. Notes 5.50% due 06/15/2026	35,000	36,662

Hotels/Motels — 0.1%
Hilton Domestic Operating Co., Inc. Company Guar. Notes 5.13% due 05/01/2026	30,000	31,050
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. Company Guar. Notes 4.63% due 04/01/2025	22,000	22,357
Marriott International, Inc. FRS Senior Notes 0.95% (3 ML+0.60%) due 12/01/2020	200,000	198,732

		252,139

Security Description	Principal Amount	Value (Note 2)
Independent Power Producers — 0.0%
NRG Energy, Inc. Company Guar. Notes 5.75% due 01/15/2028	$35,000	$38,469

Insurance Brokers — 0.1%
Marsh & McLennan Cos., Inc. Senior Notes 3.50% due 12/29/2020	100,000	101,269

Insurance-Life/Health — 0.3%
Jackson National Life Global Funding FRS Senior Sec. Notes 1.30% (SOFR+0.60%) due 01/06/2023*	242,000	240,010
Principal Life Global Funding II Senior Sec. Notes 2.63% due 11/19/2020*	250,000	251,651
Protective Life Global Funding Sec. Notes 2.70% due 11/25/2020*	250,000	251,839
Prudential Financial, Inc. Senior Notes 3.91% due 12/07/2047	30,000	36,266
Reliance Standard Life Global Funding II Sec. Notes 2.15% due 01/21/2023*	14,000	14,330

		794,096

Insurance-Multi-line — 0.1%
Metropolitan Life Global Funding I Sec. Notes 2.40% due 06/17/2022*	239,000	248,543

Insurance-Mutual — 0.1%
MassMutual Global Funding II Senior Sec. Notes 0.85% due 06/09/2023*	220,000	222,536
MassMutual Global Funding II Senior Sec. Notes 2.50% due 10/17/2022	100,000	104,582

		327,118

Insurance-Reinsurance — 0.0%
Berkshire Hathaway Finance Corp. Company Guar. Notes 4.25% due 01/15/2049	30,000	41,404

Internet Content-Entertainment — 0.0%
Netflix, Inc. Senior Notes 4.88% due 04/15/2028	50,000	58,121

Machinery-Construction & Mining — 0.1%
Caterpillar Financial Services Corp. FRS Senior Notes 0.78% (3 ML+0.39%) due 05/17/2021	250,000	250,657

Machinery-Farming — 0.1%
Deere & Co. Senior Notes 3.10% due 04/15/2030	50,000	58,243
John Deere Capital Corp. Senior Notes 0.55% due 07/05/2022	52,000	52,197

		110,440

210

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Machinery-Pumps — 0.0%
SPX FLOW, Inc. Company Guar. Notes 5.63% due 08/15/2024*	$50,000	$51,435

Medical Products — 0.0%
Stryker Corp. Senior Notes 1.95% due 06/15/2030	90,000	93,548

Medical-Biomedical/Gene — 0.1%
Amgen, Inc. Senior Notes 3.38% due 02/21/2050	115,000	134,873
Biogen, Inc. Senior Notes 2.25% due 05/01/2030	50,000	52,197

		187,070

Medical-Drugs — 1.0%
AbbVie, Inc. Senior Notes 2.15% due 11/19/2021*	100,000	102,102
AbbVie, Inc. Senior Notes 3.20% due 11/21/2029*	390,000	438,364
AbbVie, Inc. Senior Notes 3.45% due 03/15/2022*	75,000	78,006
AbbVie, Inc. Senior Notes 3.60% due 05/14/2025	230,000	257,225
AbbVie, Inc. Senior Notes 4.25% due 11/21/2049*	40,000	50,887
Bristol-Myers Squibb Co. Senior Notes 2.90% due 07/26/2024	604,000	657,500
Bristol-Myers Squibb Co. Senior Notes 3.20% due 06/15/2026	100,000	113,576
Eli Lilly and Co. Senior Notes 2.25% due 05/15/2050	80,000	81,724
Merck & Co., Inc. Senior Bonds 2.35% due 06/24/2040	35,000	37,520
Merck & Co., Inc. Senior Bonds 2.45% due 06/24/2050	25,000	26,934
Pfizer, Inc. Senior Notes 2.55% due 05/28/2040	120,000	131,891
Pfizer, Inc. Senior Notes 2.63% due 04/01/2030	60,000	67,859
Pfizer, Inc. Senior Notes 2.80% due 03/11/2022	238,000	247,750
Upjohn, Inc. Company Guar. Notes 1.65% due 06/22/2025*	105,000	108,054
Upjohn, Inc. Company Guar. Notes 2.70% due 06/22/2030*	140,000	149,095

Security Description	Principal Amount	Value (Note 2)
Medical-Drugs (continued)
Zoetis, Inc. Senior Notes 2.00% due 05/15/2030	$70,000	$74,075
Zoetis, Inc. Senior Notes 3.00% due 09/12/2027	100,000	112,534
Zoetis, Inc. Senior Notes 3.00% due 05/15/2050	15,000	16,857

		2,751,953

Medical-HMO — 0.1%
Aetna, Inc. Senior Notes 3.88% due 08/15/2047	120,000	143,058
Centene Corp. Senior Notes 4.63% due 12/15/2029	100,000	111,526
UnitedHealth Group, Inc. Senior Notes 2.75% due 05/15/2040	44,000	49,339
UnitedHealth Group, Inc. Senior Notes 3.50% due 08/15/2039	50,000	61,311

		365,234

Medical-Hospitals — 0.3%
Cottage Health Obligated Group Sec. Notes 3.30% due 11/01/2049	30,000	34,876
HCA, Inc. Company Guar. Notes 5.38% due 02/01/2025	110,000	124,025
HCA, Inc. Senior Sec. Notes 5.50% due 06/15/2047	55,000	74,007
Memorial Health Services Senior Notes 3.45% due 11/01/2049	60,000	65,544
Memorial Sloan-Kettering Cancer Center Bonds 2.96% due 01/01/2050	40,000	45,187
MultiCare Health System Notes 2.80% due 08/15/2050	75,000	78,480
Spectrum Health System Obligated Group Senior Notes 3.49% due 07/15/2049	100,000	118,192
Tenet Healthcare Corp. Senior Sec. Notes 4.88% due 01/01/2026*	90,000	94,136
Texas Health Resources Sec. Notes 3.37% due 11/15/2051	45,000	51,200
Trinity Health Corp. Senior Notes 3.43% due 12/01/2048	25,000	27,736

		713,383

Medical-Outpatient/Home Medical — 0.0%
BayCare Health System, Inc. Senior Bonds 3.83% due 11/15/2050	55,000	71,268

211

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Metal-Copper — 0.0%
Freeport-McMoRan, Inc. Company Guar. Notes 5.40% due 11/14/2034	$25,000	$28,063

Multimedia — 0.0%
Walt Disney Co. Company Guar. Bonds 2.75% due 09/01/2049	50,000	51,312

Non-Profit Charity — 0.0%
Ford Foundation Notes 2.82% due 06/01/2070	65,000	71,680

Office Automation & Equipment — 0.0%
CDW LLC/CDW Finance Corp. Company Guar. Notes 5.50% due 12/01/2024	40,000	44,892

Office Supplies & Forms — 0.0%
ACCO Brands Corp. Company Guar. Notes 5.25% due 12/15/2024*	70,000	71,750

Oil Companies-Exploration & Production — 0.1%
Newfield Exploration Co. Company Guar. Notes 5.75% due 01/30/2022	70,000	71,052
Noble Energy, Inc. Senior Notes 4.20% due 10/15/2049	45,000	56,527

		127,579

Oil Companies-Integrated — 0.3%
BP Capital Markets America, Inc. Company Guar. Notes 3.54% due 04/06/2027	185,000	209,981
BP Capital Markets America, Inc. Company Guar. Notes 3.59% due 04/14/2027	170,000	192,522
Chevron Corp. Senior Notes 2.24% due 05/11/2030	80,000	86,379
Exxon Mobil Corp. Senior Notes 2.61% due 10/15/2030	215,000	237,464

		726,346

Oil Refining & Marketing — 0.0%
Marathon Petroleum Corp. Senior Notes 4.75% due 09/15/2044	22,000	25,129
Phillips 66 Company Guar. Notes 4.88% due 11/15/2044	3,000	3,809

		28,938

Oil-Field Services — 0.0%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc. Senior Notes 3.34% due 12/15/2027	70,000	77,268

Pharmacy Services — 0.1%
CVS Health Corp. Senior Notes 3.00% due 08/15/2026	30,000	33,178

Security Description	Principal Amount	Value (Note 2)
Pharmacy Services (continued)
CVS Health Corp. Senior Notes 5.05% due 03/25/2048	$105,000	$144,637
CVS Pass-Through Trust Pass-Through Certs. 7.51% due 01/10/2032*	55,912	70,481

		248,296

Physical Therapy/Rehabilitation Centers — 0.0%
HealthSouth Corp. Company Guar. Notes 5.75% due 09/15/2025	35,000	36,224

Pipelines — 0.3%
Columbia Pipeline Group, Inc. Company Guar. Notes 4.50% due 06/01/2025	130,000	151,518
DCP Midstream Operating LP Company Guar. Notes 5.13% due 05/15/2029	60,000	60,397
Energy Transfer Operating LP Company Guar. Notes 4.20% due 04/15/2027	81,000	84,721
Energy Transfer Operating LP Company Guar. Notes 5.15% due 02/01/2043	55,000	52,465
Enterprise Products Operating LLC Company Guar. Notes 2.80% due 01/31/2030	140,000	150,428
MPLX LP Senior Notes 4.13% due 03/01/2027	65,000	70,931
MPLX LP Senior Notes 4.50% due 04/15/2038	50,000	53,341
MPLX LP Senior Notes 5.20% due 03/01/2047	20,000	22,557
Spectra Energy Partners LP Company Guar. Notes 4.50% due 03/15/2045	65,000	75,855
Sunoco Logistics Partners Operations LP Company Guar. Notes 5.30% due 04/01/2044	35,000	34,854
Sunoco Logistics Partners Operations LP Company Guar. Notes 5.35% due 05/15/2045	25,000	24,533
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 5.00% due 01/15/2028	60,000	61,200

		842,800

Real Estate Investment Trusts — 0.4%
American Tower Corp. Senior Notes 2.10% due 06/15/2030	35,000	36,402
American Tower Corp. Senior Notes 3.10% due 06/15/2050	40,000	44,067
American Tower Corp. Senior Notes 3.13% due 01/15/2027	120,000	132,848

212

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Real Estate Investment Trusts (continued)
American Tower Corp. Senior Notes 3.95% due 03/15/2029	$120,000	$141,685
Crown Castle International Corp. Senior Notes 2.25% due 01/15/2031	80,000	83,002
Crown Castle International Corp. Senior Notes 3.25% due 01/15/2051	40,000	44,694
Crown Castle International Corp. Senior Notes 3.30% due 07/01/2030	35,000	39,759
Crown Castle International Corp. Senior Notes 4.15% due 07/01/2050	15,000	18,949
ESH Hospitality, Inc. Company Guar. Notes 4.63% due 10/01/2027*	35,000	33,681
GEO Group, Inc. Company Guar. Notes 5.88% due 10/15/2024	70,000	55,475
Goodman US Finance Three LLC Company Guar. Notes 3.70% due 03/15/2028*	110,000	120,651
Healthpeak Properties, Inc. Senior Notes 3.00% due 01/15/2030	130,000	140,157
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. Company Guar. Notes 5.75% due 02/01/2027	40,000	43,300
RHP Hotel Properties LP/RHP Finance Corp. Company Guar. Notes 4.75% due 10/15/2027	35,000	32,648
Vici Properties L.P. Company Guar. Notes 4.63% due 12/01/2029*	30,000	31,434
Welltower, Inc. Senior Notes 3.10% due 01/15/2030	90,000	94,445

		1,093,197

Rental Auto/Equipment — 0.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. Company Guar. Notes 5.25% due 03/15/2025*	60,000	56,400
United Rentals North America, Inc. Sec. Notes 3.88% due 11/15/2027	30,000	31,500
United Rentals North America, Inc. Company Guar. Notes 4.63% due 10/15/2025	70,000	72,012

		159,912

Retail-Building Products — 0.0%
Lowe’s Cos., Inc. Senior Notes 3.70% due 04/15/2046	35,000	41,506

Security Description	Principal Amount	Value (Note 2)
Retail-Building Products (continued)
Lowe’s Cos., Inc. Senior Notes 4.05% due 05/03/2047	$38,000	$47,659

		89,165

Retail-Office Supplies — 0.0%
Staples, Inc. Senior Sec. Notes 7.50% due 04/15/2026*	35,000	30,706

Retail-Pet Food & Supplies — 0.0%
PetSmart, Inc. Senior Sec. Notes 5.88% due 06/01/2025*	50,000	51,250

Retail-Restaurants — 0.1%
McDonald’s Corp. Senior Notes 3.60% due 07/01/2030	30,000	35,185
McDonald’s Corp. Senior Notes 3.70% due 01/30/2026	70,000	80,229
Starbucks Corp. Senior Notes 2.55% due 11/15/2030	65,000	69,708

		185,122

Schools — 0.2%
Claremont Mckenna College Bonds 3.38% due 01/01/2050	55,000	62,579
Northeastern University Bonds 2.89% due 10/01/2050	55,000	59,055
Oberlin College Notes 3.69% due 08/01/2049	110,000	128,141
Pepperdine University Notes 3.30% due 12/01/2059	50,000	53,807
President & Fellows of Harvard College Notes 2.52% due 10/15/2050	90,000	100,028
University of Southern California Senior Notes 2.81% due 10/01/2050	125,000	140,281
University of Southern California Senior Notes 3.23% due 10/01/2120	50,000	55,988

		599,879

Semiconductor Components-Integrated Circuits — 0.1%
QUALCOMM, Inc. Senior Notes 2.15% due 05/20/2030	185,000	198,448

Telecommunication Equipment — 0.0%
CommScope Technologies LLC Company Guar. Notes 6.00% due 06/15/2025*	45,000	45,976

Telephone-Integrated — 0.5%
AT&T, Inc. Senior Notes 2.25% due 02/01/2032	90,000	92,191

213

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Telephone-Integrated (continued)
AT&T, Inc. Senior Notes 2.75% due 06/01/2031	$305,000	$326,540
AT&T, Inc. Senior Notes 2.95% due 07/15/2026	80,000	87,780
AT&T, Inc. Senior Notes 3.50% due 06/01/2041	110,000	119,406
AT&T, Inc. Senior Notes 4.30% due 12/15/2042	75,000	88,815
CenturyLink, Inc. Senior Sec. Notes 4.00% due 02/15/2027*	25,000	26,111
CenturyLink, Inc. Senior Notes 5.13% due 12/15/2026*	25,000	26,172
Level 3 Financing, Inc. Company Guar. Notes 5.25% due 03/15/2026	50,000	52,224
Sprint Capital Corp. Company Guar. Notes 8.75% due 03/15/2032	75,000	115,687
Verizon Communications, Inc. Senior Notes 4.02% due 12/03/2029	205,000	250,233
Verizon Communications, Inc. Senior Notes 4.27% due 01/15/2036	156,000	200,352
Verizon Communications, Inc. Senior Notes 4.52% due 09/15/2048	70,000	97,155

		1,482,666

Television — 0.0%
Sinclair Television Group, Inc. Company Guar. Notes 5.63% due 08/01/2024*	60,000	60,675
Viacom, Inc. Senior Notes 4.38% due 03/15/2043	35,000	38,584

		99,259

Theaters — 0.0%
Live Nation Entertainment, Inc. Company Guar. Notes 4.75% due 10/15/2027*	20,000	18,475

Tobacco — 0.3%
Altria Group, Inc. Company Guar. Notes 3.40% due 05/06/2030	40,000	44,707
Altria Group, Inc. Company Guar. Notes 3.88% due 09/16/2046	40,000	43,295
Altria Group, Inc. Company Guar. Notes 4.25% due 08/09/2042	60,000	67,564
Altria Group, Inc. Company Guar. Notes 4.80% due 02/14/2029	40,000	48,210

Security Description	Principal Amount	Value (Note 2)
Tobacco (continued)
BAT Capital Corp. Company Guar. Notes 3.22% due 09/06/2026	$100,000	$108,881
BAT Capital Corp. Company Guar. Notes 4.39% due 08/15/2037	80,000	91,543
BAT Capital Corp. Company Guar. Notes 4.91% due 04/02/2030	165,000	199,046
Philip Morris International, Inc. Senior Notes 1.13% due 05/01/2023	90,000	91,603
Philip Morris International, Inc. Senior Notes 1.50% due 05/01/2025	20,000	20,691
Philip Morris International, Inc. Senior Notes 2.10% due 05/01/2030	30,000	31,774
Philip Morris International, Inc. Senior Notes 3.88% due 08/21/2042	100,000	121,767
Philip Morris International, Inc. Senior Notes 4.13% due 03/04/2043	5,000	6,266

		875,347

Toys — 0.0%
Mattel, Inc. Company Guar. Notes 6.75% due 12/31/2025*	35,000	37,487

Transport-Rail — 0.2%
Burlington Northern Santa Fe LLC Senior Bonds 3.05% due 02/15/2051	40,000	46,726
Burlington Northern Santa Fe LLC Senior Notes 3.90% due 08/01/2046	70,000	90,962
CSX Corp. Senior Notes 3.25% due 06/01/2027	110,000	125,430
Norfolk Southern Corp. Senior Notes 3.05% due 05/15/2050	70,000	78,934
Norfolk Southern Corp. Senior Notes 3.40% due 11/01/2049	55,000	66,005

		408,057

Travel Services — 0.0%
Sabre GLBL, Inc. Senior Sec. Notes 5.38% due 04/15/2023*	45,000	44,156

Total U.S. Corporate Bonds & Notes (cost $35,073,519)		37,552,214

FOREIGN CORPORATE BONDS & NOTES — 5.6%
Aerospace/Defense — 0.0%
BAE Systems PLC Senior Notes 3.40% due 04/15/2030*	45,000	50,737

214

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Auto/Truck Parts & Equipment-Original — 0.0%
Dana Financing Luxembourg SARL Company Guar. Notes 6.50% due 06/01/2026*	$50,000	$52,625

Banks-Commercial — 1.7%
ABN AMRO Bank NV Senior Notes 3.40% due 08/27/2021*	250,000	257,850
Bank of Montreal FRS Senior Notes 0.71% (3 ML+0.40%) due 09/10/2021	250,000	250,733
Bank of Montreal Sub. Notes 3.80% due 12/15/2032	125,000	139,068
Banque Federative du Credit Mutuel SA Senior Notes 1.96% due 07/21/2021*	250,000	253,848
Barclays Bank PLC Senior Notes 1.70% due 05/12/2022	250,000	254,949
BPCE SA FRS Senior Notes 1.56% (3 ML+1.24%) due 09/12/2023*	250,000	252,048
Canadian Imperial Bank of Commerce Senior Notes 0.95% due 06/23/2023	123,000	124,239
Canadian Imperial Bank of Commerce Senior Notes 2.61% due 07/22/2023	468,000	486,482
Commonwealth Bank of Australia Senior Notes 2.40% due 11/02/2020	250,000	251,266
Cooperatieve Rabobank UA Company Guar. Notes 3.88% due 02/08/2022	234,000	246,237
DNB Bank ASA Senior Notes 2.15% due 12/02/2022*	250,000	259,625
Macquarie Bank, Ltd. FRS Senior Notes 0.81% (3 ML+0.45%) due 11/24/2021*	225,000	225,681
Mitsubishi UFJ Trust & Banking Corp. Senior Notes 2.65% due 10/19/2020*	250,000	251,260
National Australia Bank, Ltd. Senior Notes 4.38% due 12/10/2020	250,000	253,403
National Bank of Canada Senior Notes 2.20% due 11/02/2020	250,000	250,839
Royal Bank of Canada Senior Notes 1.95% due 01/17/2023	250,000	258,975
Skandinaviska Enskilda Banken AB Senior Notes 2.20% due 12/12/2022*	250,000	259,801
Standard Chartered PLC Senior Notes 2.82% due 01/30/2026*	210,000	216,572

Security Description	Principal Amount	Value (Note 2)
Banks-Commercial (continued)
Toronto-Dominion Bank FRS Senior Notes 0.57% (3 ML+0.27%) due 03/17/2021	$150,000	$150,219
Toronto-Dominion Bank FRS Senior Notes 0.57% (SOFR+0.48%) due 01/27/2023	85,000	84,810
Westpac Banking Corp. Sub. Notes 4.11% due 07/24/2034	40,000	45,414
Westpac Banking Corp. Sub. Notes 4.32% due 11/23/2031	46,000	52,307

		4,825,626

Banks-Cooperative — 0.1%
Federation des Caisses Desjardins du Quebec Senior Notes 2.25% due 10/30/2020*	250,000	251,213

Building Societies — 0.1%
Nationwide Building Society Senior Notes 3.77% due 03/08/2024*	200,000	213,558

Cable/Satellite TV — 0.0%
Videotron, Ltd. Company Guar. Notes 5.13% due 04/15/2027*	65,000	68,737

Cellular Telecom — 0.1%
Rogers Communications, Inc. FRS Company Guar. Notes 0.91% (3 ML+0.60%) due 03/22/2022	81,000	81,534
Telstra Corp., Ltd. Company Guar. Notes 4.80% due 10/12/2021*	188,000	196,948
Vodafone Group PLC Senior Notes 4.25% due 09/17/2050	100,000	122,688

		401,170

Chemicals-Diversified — 0.0%
NOVA Chemicals Corp. Senior Notes 5.25% due 06/01/2027*	30,000	28,387
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. Company Guar. Notes 5.38% due 09/01/2025*	25,000	24,688

		53,075

Diversified Banking Institutions — 2.1%
Bank of Nova Scotia Senior Notes 0.80% due 06/15/2023	243,000	244,034
Bank of Nova Scotia Senior Notes 1.63% due 05/01/2023	245,000	252,556
BNP Paribas SA Senior Notes 2.22% due 06/09/2026*	305,000	317,674

215

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
BNP Paribas SA Company Guar. Notes 5.00% due 01/15/2021	$250,000	$255,205
Credit Agricole SA Senior Notes 1.91% due 06/16/2026*	250,000	257,057
Credit Suisse Group AG Senior Notes 3.00% due 12/14/2023*	415,000	432,905
Credit Suisse Group Funding Guernsey, Ltd. Company Guar. Notes 3.13% due 12/10/2020	250,000	252,401
HSBC Holdings PLC Senior Notes 3.80% due 03/11/2025	250,000	270,194
HSBC Holdings PLC Senior Notes 3.95% due 05/18/2024	240,000	258,781
Lloyds Banking Group PLC FRS Senior Notes 1.11% (3 ML+0.80%) due 06/21/2021	200,000	201,177
Macquarie Group, Ltd. Senior Notes 3.19% due 11/28/2023*	330,000	345,212
Mitsubishi UFJ Financial Group, Inc. FRS Senior Notes 0.89% (3 ML+0.65%) due 07/26/2021	34,000	34,143
Mizuho Financial Group, Inc. Senior Notes 2.63% due 04/12/2021*	250,000	253,934
Royal Bank of Scotland Group PLC Senior Notes 4.27% due 03/22/2025	255,000	280,804
Societe Generale SA Senior Notes 2.63% due 01/22/2025*	205,000	211,940
Sumitomo Mitsui Financial Group, Inc. FRS Senior Notes 1.38% (3 ML+1.11%) due 07/14/2021	200,000	201,652
Sumitomo Mitsui Financial Group, Inc. Senior Notes 2.35% due 01/15/2025	450,000	477,460
UBS AG Senior Notes 1.75% due 04/21/2022*	615,000	627,900
UBS AG Senior Notes 4.88% due 08/04/2020	250,000	250,000
UBS Group Funding Switzerland AG Senior Notes 2.86% due 08/15/2023*	285,000	296,685
UBS Group Funding Switzerland AG Senior Notes 3.00% due 04/15/2021*	200,000	203,728

		5,925,442

Security Description	Principal Amount	Value (Note 2)
Diversified Financial Services — 0.1%
GE Capital International Funding Co. ULC Company Guar. Notes 3.37% due 11/15/2025	$200,000	$211,303

Diversified Operations — 0.2%
CK Hutchison International 16, Ltd. Company Guar. Notes 1.88% due 10/03/2021*	250,000	252,277
CK Hutchison International 17 II, Ltd. Company Guar. Notes 2.75% due 03/29/2023*	270,000	279,916

		532,193

Electric-Integrated — 0.1%
Fortis, Inc. Senior Notes 3.06% due 10/04/2026	150,000	164,416

Electronic Components-Misc. — 0.0%
Sensata Technologies BV Company Guar. Notes 5.63% due 11/01/2024*	55,000	59,950

Finance-Leasing Companies — 0.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 3.50% due 01/15/2025	190,000	181,457

Investment Management/Advisor Services — 0.1%
CDP Financial, Inc. Company Guar. Notes 3.15% due 07/24/2024*	250,000	275,733

Medical-Drugs — 0.3%
Bausch Health Cos., Inc. Company Guar. Notes 7.00% due 01/15/2028*	70,000	76,125
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.88% due 09/23/2023	105,000	111,866
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 3.20% due 09/23/2026	295,000	331,481
Takeda Pharmaceutical Co., Ltd. Senior Notes 2.05% due 03/31/2030	330,000	338,955
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.88% due 05/15/2023*	5,000	5,000

		863,427

Metal-Diversified — 0.1%
Minera Mexico SA de CV Senior Notes 4.50% due 01/26/2050*	230,000	250,449

Oil Companies-Exploration & Production — 0.1%
BG Energy Capital PLC Company Guar. Notes 4.00% due 12/09/2020*	250,000	252,682

216

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Oil Companies-Integrated — 0.2%
BP Capital Markets PLC Company Guar. Notes 3.28% due 09/19/2027	$85,000	$96,020
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044	10,000	7,679
Petroleos Mexicanos Company Guar. Notes 6.50% due 03/13/2027	129,000	122,872
Petroleos Mexicanos Company Guar. Notes 7.69% due 01/23/2050*	160,000	140,688
Shell International Finance BV Company Guar. Notes 2.38% due 11/07/2029	120,000	129,318
Shell International Finance BV Company Guar. Notes 3.75% due 09/12/2046	63,000	76,688
Total Capital International SA Company Guar. Notes 2.83% due 01/10/2030	115,000	129,331

		702,596

Real Estate Investment Trusts — 0.0%
Scentre Group Trust 1/ Scentre Group Trust 2 Company Guar. Notes 2.38% due 04/28/2021*	33,000	33,194

Retail-Convenience Store — 0.0%
Alimentation Couche-Tard, Inc. Senior Notes 3.80% due 01/25/2050*	55,000	60,831

Telephone-Integrated — 0.1%
Deutsche Telekom AG Senior Notes 3.63% due 01/21/2050*	150,000	177,164
Telecom Italia Capital SA Company Guar. Notes 6.00% due 09/30/2034	40,000	48,479

		225,643

Tobacco — 0.1%
Imperial Brands Finance PLC Company Guar. Notes 3.13% due 07/26/2024*	200,000	212,432

Total Foreign Corporate Bonds & Notes (cost $15,378,279)		15,868,489

U.S. GOVERNMENT AGENCIES — 10.3%
Federal Home Loan Mtg. Corp. — 2.1%
2.50% due 08/01/2050	2,180,000	2,289,687
3.00% due 09/01/2030	89,964	96,262
3.00% due 01/01/2050	402,119	430,695
3.50% due 05/01/2042	78,000	84,472
3.50% due 08/01/2042	24,670	26,785
3.50% due 08/01/2044	380,309	412,354
3.50% due 07/01/2045	106,426	117,427
3.50% due 08/01/2046	120,862	131,054
3.50% due 11/01/2047	418,510	445,025
4.00% due 06/01/2045	130,321	146,178

Security Description	Principal Amount	Value (Note 2)
Federal Home Loan Mtg. Corp. (continued)
Federal Home Loan Mtg. Corp. Multifamily Mtg. Trust VRS
Series 2015-K51, Class C 3.95% due 10/25/2048*(4)(5)	$115,000	$118,913
Series 2012-K18, Class B 4.24% due 01/25/2045*(4)(5)	220,000	228,296
Series 2011-K10, Class B 4.57% due 11/25/2049*(4)(5)	285,000	285,449
Federal Home Loan Mtg. Corp. REMIC
Series 4056, Class BI 3.00% due 05/15/2027(3)(6)	22,589	1,332
Series 4097, Class HI 3.00% due 08/15/2027(3)(6)	144,780	8,381
Series 4207, Class JI 3.00% due 05/15/2028(3)(6)	190,944	15,212
Series 4661, Class HA 3.00% due 05/15/2043	168,863	174,368
Series 4323, Class IW 3.50% due 04/15/2028(3)(6)	72,321	3,642
Series 4632, Class MA 4.00% due 08/15/2054(3)	803,825	870,721
Federal Home Loan Mtg. Corp. REMIC FRS
Series 4937, Class MS 5.88% (6.05%-1 ML) due 12/25/2049(3)(6)(7)	600,543	110,642
Series 4954, Class SY 5.88% (6.05%-1 ML) due 02/25/2050(3)(6)(7)	285,383	57,825

		6,054,720

Federal National Mtg. Assoc. — 5.5%
2.50% due 06/01/2050	1,470,877	1,544,884
2.50% due 08/01/2050	220,000	231,069
3.00% due 01/01/2050	451,112	482,885
3.00% due 05/01/2050	1,447,311	1,532,312
3.50% due 01/01/2030	245,019	258,876
3.50% due 08/01/2032	286,973	303,190
3.50% due 06/01/2042	118,405	128,813
3.50% due 08/01/2042	57,432	62,593
3.50% due 09/01/2042	23,079	25,295
3.50% due 12/01/2042	196,897	214,147
3.50% due 07/01/2043	67,237	74,015
3.50% due 06/01/2044	605,659	655,311
3.50% due 08/01/2044	303,478	329,875
3.50% due 01/01/2045	275,413	302,586
3.50% due 01/01/2046	340,159	373,641
3.50% due 05/01/2046	276,299	292,775
3.50% due 09/01/2046	301,682	331,056
3.50% due 07/01/2047	297,955	324,284
3.50% due 04/01/2049	238,211	260,571
3.50% due 10/01/2056	987,750	1,078,152
3.50% due 09/01/2057	399,408	435,384
3.50% due 05/01/2058	409,452	447,570
4.00% due 12/01/2041	158,671	177,876
4.00% due 03/01/2042	610,392	682,055
4.00% due 12/01/2042	82,900	91,264
4.00% due 02/01/2043	29,615	32,517
4.00% due 03/01/2044	46,667	51,250
4.00% due 06/01/2044	500,997	560,642
4.00% due 04/01/2046	9,516	10,453
4.00% due 02/01/2048	237,969	258,902
4.00% due 07/01/2056	1,172,383	1,295,866
4.00% due 04/01/2059	356,510	393,953

217

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
4.08% due 01/01/2034	$140,000	$176,262
4.50% due 04/01/2041	531,575	588,912
4.50% due 09/01/2041	105,723	117,732
4.50% due 10/01/2042	90,601	102,235
4.50% due 06/01/2044	339,558	377,530
5.00% due 08/01/2035	43,503	49,935
5.00% due 09/01/2041	78,893	90,734
5.00% due 07/01/2047	119,290	136,688
Federal National Mtg. Assoc. REMIC
Series 2012-145, Class EI 3.00% due 01/25/2028(3)(6)	62,907	4,170
Series 2013-10, Class YI 3.00% due 02/25/2028(3)(6)	57,321	3,462
Series 2014-13, Class KI 3.50% due 03/25/2029(3)(6)	118,557	9,823
Series 2017-46, Class LB 3.50% due 12/25/2052(3)	267,377	275,468
Series 2017-49, Class JA 4.00% due 07/25/2053(3)	243,416	255,365
Federal National Mtg. Assoc. REMIC FRS Series 2016-63, Class AS 5.83% (6.00%-1 ML) due 09/25/2046(3)(6)(7)	247,538	56,996
Federal National Mtg. Assoc. STRIPS Series 421, Class C3 4.00% due 07/25/2030(6)	119,971	11,028

		15,500,402

Government National Mtg. Assoc. — 0.2%
2.50% due 08/20/2050	220,000	232,444
4.50% due 05/15/2039	19,887	22,339
4.50% due 07/20/2040	10,680	11,766
4.50% due 10/20/2040	67,049	73,866
4.50% due 08/20/2045	42,143	46,453
5.50% due 01/15/2034	49,725	54,781
7.50% due 01/15/2032	19,049	23,575
Government National Mtg. Assoc. REMIC FRS
Series 2016-147, Class SE 5.91% (6.10%-1 ML) due 10/20/2046(3)(6)(7)	227,939	42,991
Series 2019-115, Class SW 5.91% (6.10%-1 ML) due 09/20/2049(3)(6)(7)	412,762	66,619
Series 2015-144, Class SA 6.01% (6.20%-1 ML) due 10/20/2045(3)(6)(7)	242,188	56,768
Series 2017-176, Class SC 6.01% (6.20%-1 ML) due 11/20/2047(3)(6)(7)	196,826	43,959

		675,561

Uniform Mtg. Backed Securities — 2.5%
2.00% due August 15 TBA	1,640,000	1,706,359
2.00% due August 30 TBA	1,600,000	1,658,000
2.50% due August 30 TBA	3,440,000	3,614,150

		6,978,509

Total U.S. Government Agencies (cost $28,554,274)		29,209,192

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT TREASURIES — 8.8%
United States Treasury Bonds — 2.1%
2.00% due 02/15/2050	$965,000	$1,159,395
2.25% due 08/15/2046	933,000	1,157,467
2.38% due 11/15/2049	338,800	438,428
3.00% due 02/15/2047	590,000	837,915
4.50% due 02/15/2036	1,585,000	2,471,052

		6,064,257

United States Treasury Notes — 6.7%
0.25% due 04/15/2023	1,640,000	1,645,958
0.38% due 04/30/2025	810,000	816,549
0.50% due 04/30/2027	270,000	272,204
1.25% due 08/31/2024	815,000	850,656
1.38% due 09/30/2020	250,000	250,501
1.38% due 10/15/2022	53,000	54,464
1.38% due 08/31/2026	825,000	877,175
1.50% due 02/15/2030	375,000	409,263
1.75% due 11/15/2020	250,000	251,151
2.25% due 04/30/2024	1,360,000	1,466,144
2.25% due 03/31/2026	1,020,000	1,132,519
2.38% due 05/15/2029(8)	643,000	747,412
2.50% due 01/31/2021(8)	8,051,000	8,145,348
2.88% due 05/15/2028	735,000	872,267
2.88% due 08/15/2028	361,000	430,055
3.13% due 11/15/2028	503,800	612,845

		18,834,511

Total U.S. Government Treasuries (cost $23,237,716)		24,898,768

MUNICIPAL BONDS & NOTES — 0.5%
California State University Revenue Bonds Series B 2.98% due 11/01/2051	90,000	99,857
Michigan Finance Authority Revenue Bonds Series G 3.08% due 12/01/2034	70,000	76,691
Michigan Finance Authority Revenue Bonds Series G 3.38% due 12/01/2040	40,000	45,416
New York City Water & Sewer System Revenue Bonds 5.72% due 06/15/2042	225,000	367,209
New York State Thruway Authority Revenue Bonds Series M 2.90% due 01/01/2035	85,000	92,706
Port Authority of New York & New Jersey Revenue Bonds Series 21 3.29% due 08/01/2069	95,000	106,475
Port Authority of New York & New Jersey Revenue Bonds Series 174 4.46% due 10/01/2062	120,000	166,409
Regents of the University of California Medical Center Revenue Bonds Series N 3.26% due 05/15/2060	95,000	106,458

218

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)
MUNICIPAL BONDS & NOTES (continued)
Rutgers The State University of New Jersey Revenue Bonds Series P 3.92% due 05/01/2119	$110,000	$145,686
State of Hawaii Airports System Revenue Revenue Bonds Series A 3.14% due 07/01/2047	85,000	81,838
University of Missouri Revenue Bonds 2.75% due 11/01/2050	50,000	53,887

Total Municipal Bonds & Notes (cost $1,110,201)		1,342,632

FOREIGN GOVERNMENT OBLIGATIONS — 0.3%
Sovereign — 0.3%
Government of Bermuda Senior Notes 4.75% due 02/15/2029*	200,000	235,300
Oriental Republic of Uruguay Senior Notes 4.98% due 04/20/2055	180,000	249,975
Republic of El Salvador Senior Notes 9.50% due 07/15/2052*	310,000	315,425
Republic of Peru Senior Notes 2.39% due 01/23/2026	130,000	138,190

Total Foreign Government Obligations (cost $866,800)		938,890

RIGHTS — 0.0%
Airlines — 0.0%
Cathay Pacific Airways, Ltd. Expires 08/05/2020†	636	37

Building-Heavy Construction — 0.0%
Cellnex Telecom SA Expires 08/07/2020†	338	1,413

Total Rights (cost $145)		1,450

Total Long-Term Investment Securities (cost $252,443,600)		269,050,673

SHORT-TERM INVESTMENT SECURITIES — 5.1%
Certificates of Deposit — 0.1%
Credit Agricole Corporate and Investment Bank FRS 1.32% (3 ML+0.48%) due 09/17/2021	$250,000	250,503

Commercial Paper — 0.2%
Enbridge, Inc. 0.80% due 09/14/2020	85,000	84,974
Federation des Caisses Desjardins du Quebec 1.98% due 09/22/2020*	190,000	189,959
Natixis NY 1.93% due 11/13/2020	250,000	251,263

		526,196

Security Description	Shares/ Principal Amount	Value (Note 2)
Registered Investment Companies — 2.2%
JPMorgan Prime Money Market Fund, Class IM 0.30%(9)	6,115,604	$6,120,496

U.S. Government Treasuries — 2.6%
United States Treasury Bills
0.10% due 08/25/2020	$2,500,000	2,499,866
0.11% due 08/18/2020	2,500,000	2,499,906
0.15% due 06/17/2021	2,500,000	2,497,433

		7,497,205

Total Short-Term Investment Securities (cost $14,391,628)		14,394,400

TOTAL INVESTMENTS (cost $266,835,228)(10)	100.3%	283,445,073
Liabilities in excess of other assets	(0.3)	(851,497)

NET ASSETS	100.0%	$282,593,576

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2020, the aggregate value of these securities was $27,814,495 representing 9.8% of net assets.
(1)	Securities classified as Level 3 (see Note 2).
(2)	Perpetual maturity — maturity date reflects the next call date.
(3)	Collateralized Mortgage Obligation
(4)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(5)	Commercial Mortgage Backed Security
(6)	Interest Only
(7)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at July 31, 2020.
(8)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(9)	The rate shown is the 7-day yield as of July 31, 2020.
(10)	See Note 3 for cost of investments on a tax basis.

219

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

ADR — American Depositary Receipt

CDI — Chess Depositary Interest

EURONEXT AMSTERDAM — Euronext Stock Exchange, Amsterdam

NASDAQ — National Association of Securities Dealers Automated

REMIC — Real Estate Mortgage Investment Conduit

RSP — Risparmio Shares-Savings Shares on the Italian Stock Exchange

SDR — Swedish Depositary Receipt

STRIPS — Separate Trading of Registered Interest and Principal Services

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount andmaturity date will be determined upon settlement date.

TRQX — Turquoise Stock Exchange

ULC — Unlimited Liability Corporation

XEGT — Equiduct Stock Exchange

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at July 31, 2020 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML — 1 month USD LIBOR

3 ML — 3 month USD LIBOR

SOFR — Secured Overnight Financing Rate

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis#	Notional Value#	Unrealized Appreciation

191	Long	E-Mini Russell 2000 Index	September 2020	$13,177,453	$14,112,990	$935,537

113	Long	Euro STOXX 50 Index	September 2020	4,116,029	4,256,356	140,327

72	Short	FTSE 100 Index	September 2020	5,725,057	5,550,787	174,270

87	Long	MSCI EAFE Index	September 2020	7,593,093	7,889,160	296,067

315	Long	MSCI Emerging Markets Index	September 2020	15,268,615	16,841,475	1,572,860

138	Long	S&P 500 E-Mini Index	September 2020	20,992,018	22,518,150	1,526,132

4	Long	SPI 200 Index	September 2020	419,209	419,644	435

13	Long	U.S. Treasury 2 Year Notes	September 2020	2,870,525	2,872,797	2,272

34	Long	U.S. Treasury Long Bonds	September 2020	6,037,479	6,197,563	160,083

9	Long	U.S. Ultra Bonds	September 2020	1,957,520	2,049,188	91,668

						$4,899,651

						Unrealized (Depreciation)

85	Short	Euro-Bund	September 2020	$17,499,720	$17,774,333	(274,613)

2	Long	TOPIX Index	September 2020	308,077	283,686	(24,391)

44	Short	U.S. Treasury 10 Year Notes	September 2020	6,082,270	6,163,437	(81,167)

46	Short	U.S. Treasury Ultra 10 Year Futures	September 2020	7,212,897	7,325,500	(112,603)

						$(492,774)

		Net Unrealized Appreciation (Depreciation)				$4,406,877

#	Notional basis refers to the contractual amount agreed upon at inception of the open contract. Notional value represents the current value of the open contract.

220

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Medical-Biomedical/Gene	$1,767,722	$320,153	#	$—	$2,087,875
Medical-Hospital	93,677	—		0	93,677
Other Industries	71,888,673	41,354,313	**	—	113,242,986
Registered Investment Companies	28,257,813	—		—	28,257,813
Preferred Securities/Capital Securities	—	421,108		—	421,108
Asset Backed Securities	—	15,135,579		—	15,135,579
U.S. Corporate Bonds & Notes	—	37,552,214		—	37,552,214
Foreign Corporate Bonds & Notes	—	15,868,489		—	15,868,489
U.S. Government Agencies	—	29,209,192		—	29,209,192
U.S. Government Treasuries	—	24,898,768		—	24,898,768
Municipal Bonds & Notes	—	1,342,632		—	1,342,632
Foreign Government Obligations	—	938,890		—	938,890
Rights	1,450	—		—	1,450
Short-Term Investment Securities:
Certificates of Deposit	—	250,503		—	250,503
Commercial Paper	—	526,196		—	526,196
Registered Investment Companies	6,120,496	—		—	6,120,496
U.S. Government Treasuries	—	7,497,205		—	7,497,205

Total Investments at Value	$108,129,831	$175,315,242		$0	$283,445,073

Other Financial Instruments:+
Futures Contracts	$4,584,620	$315,032	**	$—	$4,899,652

LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$468,384	$24,391	**	$—	$492,775

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
#	Amount includes $319,923 that represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).
+	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no material Level 3 transfers during the reporting period.

See Notes to Financial Statements

221

SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio

PORTFOLIO PROFILE — July 31, 2020 — (unaudited)

Industry Allocation*

Banks-Commercial	11.7%
E-Commerce/Products	11.4
Semiconductor Components-Integrated Circuits	8.7
Internet Content-Information/News	8.1
Electronic Components-Semiconductors	6.9
Real Estate Operations & Development	3.9
Food-Retail	3.0
Entertainment Software	2.6
Oil Companies-Integrated	2.5
Computer Services	1.9
Auto-Cars/Light Trucks	1.8
Appliances	1.8
Auto/Truck Parts & Equipment-Original	1.7
Metal-Iron	1.7
Building Products-Cement	1.6
Insurance-Multi-line	1.5
Medical-Drugs	1.4
Gold Mining	1.3
Food-Misc./Diversified	1.3
Retail-Restaurants	1.2
Diversified Financial Services	1.0
Circuit Boards	0.9
Tobacco	0.9
Home Furnishings	0.9
Internet Content-Entertainment	0.8
Building Products-Doors & Windows	0.8
Machinery-Construction & Mining	0.7
Food-Dairy Products	0.7
Electronic Components-Misc.	0.7
Semiconductor Equipment	0.6
Banks-Money Center	0.6
Electric-Generation	0.6
Platinum	0.6
Auto/Truck Parts & Equipment-Replacement	0.6
Disposable Medical Products	0.6
Electric-Integrated	0.6
Rubber/Plastic Products	0.5
Retail-Discount	0.5
Food-Flour & Grain	0.5
Steel-Producers	0.5
Building & Construction Products-Misc.	0.5
Tools-Hand Held	0.5
Coal	0.4
Diversified Operations	0.4
Paper & Related Products	0.4
Oil Refining & Marketing	0.4
Building & Construction-Misc.	0.4
Consulting Services	0.4
Metal Processors & Fabrication	0.4
Transport-Truck	0.4
Chemicals-Diversified	0.3
Retail-Drug Store	0.3
Beverages-Non-alcoholic	0.3
Building-Heavy Construction	0.3
Transport-Services	0.3
Chemicals-Specialty	0.3
Retail-Misc./Diversified	0.3
Apparel Manufacturers	0.3
Computers-Periphery Equipment	0.3
Computers	0.3
Retail-Apparel/Shoe	0.2

Engineering/R&D Services	0.2%
Telecom Equipment-Fiber Optics	0.2
Gambling (Non-Hotel)	0.2
Gas-Distribution	0.2
Athletic Footwear	0.2
Food-Meat Products	0.2
Medical-Hospitals	0.2
Cellular Telecom	0.2

98.6%

Country Allocation*

Cayman Islands	25.0%
China	17.9
South Korea	16.4
Taiwan	12.4
Russia	6.6
India	4.8
Brazil	4.5
South Africa	3.1
Turkey	1.6
Mexico	1.4
United States	1.2
Poland	0.9
Bermuda	0.7
Netherlands	0.5
Thailand	0.5
Hong Kong	0.5
Hungary	0.4
Greece	0.2

98.6%

*	Calculated as a percentage of net assets

222

SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 98.6%
Bermuda — 0.7%
Brilliance China Automotive Holdings, Ltd.	598,000	$612,675
Nine Dragons Paper Holdings, Ltd.	926,000	970,376

		1,583,051

Brazil — 4.5%
Banco do Brasil SA	257,190	1,655,585
Cia Paranaense de Energia, Class B (Preference Shares)	97,847	1,245,092
Construtora Tenda SA	88,257	565,252
Hypera SA	114,622	793,656
Minerva SA†	158,778	413,339
Qualicorp Consultoria e Corretora de Seguros SA	151,671	814,099
Raia Drogasil SA	30,796	732,626
Vale SA ADR	316,787	3,687,401

		9,907,050

Cayman Islands — 25.0%
Alibaba Group Holding, Ltd. ADR†	76,465	19,194,244
China Lesso Group Holdings, Ltd.	589,000	1,129,153
China Resources Cement Holdings, Ltd.	972,000	1,330,399
Country Garden Holdings Co., Ltd.	1,723,000	2,194,109
Geely Automobile Holdings, Ltd.	568,000	1,182,867
JD.com, Inc. ADR†	64,816	4,134,612
Longfor Group Holdings, Ltd.*	336,000	1,662,741
NetEase, Inc. ADR	8,212	3,764,545
Silicon Motion Technology Corp. ADR	15,197	628,700
Tencent Holdings, Ltd.	238,400	16,319,585
Tingyi Cayman Islands Holding Corp.	624,000	1,159,375
Vipshop Holdings, Ltd. ADR†	85,416	1,944,922
Zhen Ding Technology Holding, Ltd.	161,000	743,661

		55,388,913

China — 17.9%
Anhui Conch Cement Co., Ltd.	302,000	2,284,087
China Construction Bank Corp.	6,035,000	4,402,125
China Feihe, Ltd.*	757,000	1,456,643
China Merchants Bank Co., Ltd.	641,000	2,993,176
China Vanke Co., Ltd.	650,600	2,050,416
Hang Zhou Great Star Industrial Co., Ltd., Class A†	380,000	1,003,062
Hangzhou Robam Appliances Co., Ltd.	241,200	1,325,415
Industrial & Commercial Bank of China, Ltd.	5,443,000	3,219,861
Livzon Pharmaceutical Group, Inc.	295,000	1,384,877
Midea Group Co., Ltd.	142,300	1,463,659
Ping An Insurance Group Co. of China, Ltd.	314,000	3,312,322
Poly Developments and Holdings Group Co., Ltd., Class A	987,800	2,213,006
Postal Savings Bank of China Co., Ltd.*	2,522,000	1,383,476
Sany Heavy Industry Co., Ltd., Class A	392,000	1,186,482
Shandong Weigao Group Medical Polymer Co., Ltd.	496,000	1,261,900
Shanghai Construction Group Co., Ltd., Class A	1,139,400	509,496
Suofeiya Home Collection Co., Ltd., Class A	573,992	1,889,109
Weichai Power Co., Ltd.	619,158	1,337,245
Weifu High-Technology Group Co., Ltd., Class A	513,800	1,619,771

Security Description	Shares	Value (Note 2)
China (continued)
Xiamen C & D, Inc., Class A	491,784	$661,174
Yangtze Optical Fibre and Cable Joint Stock Ltd., Co.*	301,000	540,417
Yanzhou Coal Mining Co., Ltd.	652,000	509,254
Zhuzhou Kibing Group Co., Ltd., Class A	1,320,800	1,722,898

		39,729,871

Greece — 0.2%
OPAP SA	55,099	497,068

Hong Kong — 0.5%
Beijing Enterprises Holdings, Ltd.	138,500	484,813
Lenovo Group, Ltd.	906,000	549,737

		1,034,550

Hungary — 0.4%
Richter Gedeon Nyrt	43,257	1,004,865

India — 4.8%
HDFC Bank, Ltd. ADR†	78,538	3,671,652
Infosys, Ltd. ADR	322,913	4,149,432
State Bank of India GDR†	109,494	2,748,299

		10,569,383

Mexico — 1.4%
Arca Continental SAB de CV	135,611	680,401
Grupo Financiero Banorte SAB de CV, Class O†	657,373	2,354,491

		3,034,892

Netherlands — 0.5%
X5 Retail Group NV GDR	32,008	1,202,220

Poland — 0.9%
CD Projekt SA†	9,595	1,035,998
Polski Koncern Naftowy Orlen SA	65,756	940,963

		1,976,961

Russia — 6.6%
Inter RAO UES PJSC†	9,105,307	713,756
Lukoil PJSC ADR	43,766	2,996,658
Magnit OJSC GDR†	115,798	1,717,284
Magnitogorsk Iron & Steel Works PJSC†	545,057	290,815
Polyus PJSC GDR	25,397	2,907,956
RusHydro PJSC†	64,333,672	660,514
Sberbank of Russia PJSC ADR†	164,877	1,965,334
Severstal PAO GDR	70,541	861,306
Surgutneftegas PJSC (Preference Shares)†	1,615,142	820,193
Tatneft PJSC ADR†	36,879	1,652,179

		14,585,995

South Africa — 3.1%
Absa Group, Ltd.	176,308	823,717
Clicks Group, Ltd.	45,522	610,348
Exxaro Resources, Ltd.	71,237	560,101
Foschini Group, Ltd.	137,533	563,752
Impala Platinum Holdings, Ltd.	154,323	1,372,838
Naspers, Ltd., Class N	8,716	1,606,377
Netcare, Ltd.	503,914	402,305
Telkom SA SOC, Ltd.	234,499	399,977
Woolworths Holdings, Ltd.	327,667	610,846

		6,950,261

223

SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
South Korea — 16.4%
CJ CheilJedang Corp.	3,533	$1,146,071
Coway Co, Ltd.	16,701	1,076,472
Daelim Industrial Co., Ltd.	9,643	679,809
Doosan Bobcat, Inc.	20,185	457,583
E-MART Inc.	12,159	1,164,860
F&F Co., Ltd.	8,835	605,862
GS Engineering & Construction Corp.	18,198	412,364
GS Holdings Corp.	13,115	386,206
Hana Financial Group, Inc.	86,406	2,148,744
Hyundai Glovis Co., Ltd.	8,352	783,875
Hyundai Mobis Co., Ltd.	12,498	2,159,793
Kakao Corp.	6,435	1,857,790
KEPCO Plant Service & Engineering Co., Ltd.	22,142	548,309
Kia Motors Corp.	67,122	2,280,456
KT&G Corp.	28,838	1,959,543
Kumho Petrochemical Co., Ltd.	10,390	738,948
NongShim Co., Ltd.†	2,179	673,946
Samsung Electronics Co., Ltd.	219,009	10,659,651
Shinhan Financial Group Co., Ltd.	77,276	1,959,481
SK Hynix, Inc.	58,752	4,090,215
Soulbrain Co., Ltd.	7,608	612,395

		36,402,373

Taiwan — 12.4%
Catcher Technology Co., Ltd.	108,000	792,745
Chipbond Technology Corp.	226,000	462,702
Elite Material Co., Ltd.	199,000	1,204,502
FLEXium Interconnect, Inc.	159,963	774,384
Globalwafers Co., Ltd.	98,000	1,399,662
International Games System Co., Ltd.†	39,000	1,000,140
ITEQ Corp.	149,000	677,262
Lite-On Technology Corp.	350,000	590,994
Nanya Technology Corp.	449,000	931,500
Novatek Microelectronics Corp.	111,000	1,091,872
Pou Chen Corp.	505,000	458,446

Security Description	Shares	Value (Note 2)
Taiwan (continued)
Powertech Technology, Inc.	208,000	$693,139
Radiant Opto-Electronics Corp.	193,000	824,975
Simplo Technology Co., Ltd.†	55,000	612,959
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	192,911	15,218,749
United Microelectronics Corp.	1,069,000	817,086

		27,551,117

Thailand — 0.5%
Charoen Pokphand Foods PCL	989,300	1,070,757

Turkey — 1.6%
BIM Birlesik Magazalar AS	191,336	1,963,351
KOC Holding AS	423,291	984,783
Migros Ticaret AS†	101,854	655,531

		3,603,665

United States — 1.2%
Yum China Holdings, Inc.	53,606	2,746,772

TOTAL INVESTMENTS (cost $181,689,241)(1)	98.6%	218,839,764
Other assets less liabilities	1.4	3,102,317

NET ASSETS	100.0%	$221,942,081

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2020, the aggregate value of these securities was $5,043,277 representing 2.3% of net assets.
(1)	See Note 3 for cost of investments on a tax basis.
ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Unadjusted Quoted Prices		Level 3 - Unadjusted Quoted Prices	Total
ASSETS:
Investments at Value:*
Common Stocks:
Russia	$12,100,717	$2,485,278		$—	$14,585,995
South Korea	—	36,402,373	#	—	36,402,373
Other Countries	73,416,849	$94,434,547	**	—	167,851,396

Total Investments at Value	$85,517,566	$133,322,198		$—	$218,839,764

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
#	Amount includes $35,789,978 that represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).

See Notes to Financial Statements

224

SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio

PORTFOLIO PROFILE — July 31, 2020 — (unaudited)

Industry Allocation*

Medical-Drugs	7.6%
Electric-Integrated	6.0
Diversified Banking Institutions	4.0
Diversified Manufacturing Operations	3.8
Investment Management/Advisor Services	3.3
Aerospace/Defense	3.0
Tobacco	2.6
Cable/Satellite TV	2.6
Real Estate Investment Trusts	2.6
Banks-Super Regional	2.5
Insurance-Multi-line	2.4
Retail-Building Products	2.2
Electronic Components-Semiconductors	2.2
Finance-Other Services	2.1
Beverages-Non-alcoholic	2.0
Applications Software	1.9
Medical Instruments	1.9
Medical-HMO	1.9
Semiconductor Components-Integrated Circuits	1.9
Insurance Brokers	1.9
Telephone-Integrated	1.9
Cosmetics & Toiletries	1.8
Retail-Restaurants	1.8
Machinery-Pumps	1.8
Oil Companies-Integrated	1.8
Food-Confectionery	1.7
Finance-Credit Card	1.6
Industrial Gases	1.6
Insurance-Property/Casualty	1.6
Computer Services	1.5
Oil Companies-Exploration & Production	1.5
Data Processing/Management	1.4
Computers	1.4
Retail-Discount	1.4
Chemicals-Diversified	1.3
Drug Delivery Systems	1.3
Banks-Commercial	1.2
Machinery-Farming	1.2
Transport-Rail	1.2
Non-Hazardous Waste Disposal	0.9
Commercial Services-Finance	0.8
Pharmacy Services	0.8
Toys	0.7
Medical-Wholesale Drug Distribution	0.7
Medical-Biomedical/Gene	0.7
Retail-Major Department Stores	0.6
Instruments-Controls	0.6
Insurance-Life/Health	0.6
Retail-Consumer Electronics	0.6
Tools-Hand Held	0.6
Food-Wholesale/Distribution	0.5
Apparel Manufacturers	0.5
Banks-Fiduciary	0.5
Oil Refining & Marketing	0.4
Finance-Investment Banker/Broker	0.3
Machinery-General Industrial	0.3
Medical Products	0.2

97.7%

*	Calculated as a percentage of net assets

225

SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 97.7%
Aerospace/Defense — 3.0%
General Dynamics Corp.	101,842	$14,944,295
Northrop Grumman Corp.	10,212	3,319,002
Raytheon Technologies Corp.	219,718	12,453,616

		30,716,913

Apparel Manufacturers — 0.5%
VF Corp.	82,033	4,951,512

Applications Software — 1.9%
Microsoft Corp.	97,065	19,899,296

Banks-Commercial — 1.2%
Cullen/Frost Bankers, Inc.	38,376	2,765,375
M&T Bank Corp.	16,633	1,762,266
Truist Financial Corp.	217,496	8,147,400

		12,675,041

Banks-Fiduciary — 0.5%
Northern Trust Corp.	60,809	4,764,385

Banks-Super Regional — 2.5%
PNC Financial Services Group, Inc.	163,668	17,458,465
US Bancorp	235,526	8,676,778

		26,135,243

Beverages-Non-alcoholic — 2.0%
Coca-Cola Co.	136,238	6,435,883
PepsiCo, Inc.	100,959	13,898,016

		20,333,899

Cable/Satellite TV — 2.6%
Comcast Corp., Class A	615,166	26,329,105

Chemicals-Diversified — 1.3%
PPG Industries, Inc.	125,595	13,520,302

Commercial Services-Finance — 0.8%
Automatic Data Processing, Inc.	63,048	8,379,710

Computer Services — 1.5%
Accenture PLC, Class A	33,450	7,518,891
International Business Machines Corp.	64,691	7,953,112

		15,472,003

Computers — 1.4%
Apple, Inc.	34,644	14,725,086

Cosmetics & Toiletries — 1.8%
Procter & Gamble Co.	144,200	18,907,504

Data Processing/Management — 1.4%
Fidelity National Information Services, Inc.	100,893	14,761,655

Diversified Banking Institutions — 4.0%
Bank of America Corp.	977,759	24,326,644
Morgan Stanley	351,675	17,189,874

		41,516,518

Diversified Manufacturing Operations — 3.8%
Eaton Corp. PLC	164,355	15,306,381
Illinois Tool Works, Inc.	20,202	3,737,168
Parker-Hannifin Corp.	79,751	14,269,049
Trane Technologies PLC	46,396	5,190,321

		38,502,919

Drug Delivery Systems — 1.3%
Becton Dickinson and Co.	47,137	13,261,524

Security Description	Shares	Value (Note 2)
Electric-Integrated — 6.0%
CMS Energy Corp.	169,431	$10,874,082
DTE Energy Co.	19,959	2,307,859
Entergy Corp.	61,068	6,420,079
NextEra Energy, Inc.	75,416	21,169,271
Public Service Enterprise Group, Inc.	125,433	7,016,722
Xcel Energy, Inc.	201,880	13,937,795

		61,725,808

Electronic Components-Semiconductors — 2.2%
Texas Instruments, Inc.	173,182	22,089,364

Finance-Credit Card — 1.6%
American Express Co.	121,730	11,359,844
Capital One Financial Corp.	77,345	4,934,611

		16,294,455

Finance-Investment Banker/Broker — 0.3%
Charles Schwab Corp.	105,809	3,507,568

Finance-Other Services — 2.1%
CME Group, Inc.	131,653	21,878,096

Food-Confectionery — 1.7%
Mondelez International, Inc., Class A	309,086	17,151,182

Food-Wholesale/Distribution — 0.5%
Sysco Corp.	104,410	5,518,068

Industrial Gases — 1.6%
Air Products & Chemicals, Inc.	56,618	16,228,417

Instruments-Controls — 0.6%
Honeywell International, Inc.	40,701	6,079,508

Insurance Brokers — 1.9%
Arthur J. Gallagher & Co.	99,233	10,666,555
Marsh & McLennan Cos., Inc.	74,595	8,697,777

		19,364,332

Insurance-Life/Health — 0.6%
Prudential Financial, Inc.	92,809	5,881,306

Insurance-Multi-line — 2.4%
Chubb, Ltd.	63,665	8,100,735
Hartford Financial Services Group, Inc.	185,458	7,848,582
MetLife, Inc.	229,954	8,703,759

		24,653,076

Insurance-Property/Casualty — 1.6%
Progressive Corp.	118,576	10,712,156
Travelers Cos., Inc.	47,166	5,396,734

		16,108,890

Investment Management/Advisor Services — 3.3%
BlackRock, Inc.	41,836	24,056,118
T. Rowe Price Group, Inc.	73,146	10,101,463

		34,157,581

Machinery-Farming — 1.2%
Deere & Co.	71,779	12,655,355

Machinery-General Industrial — 0.3%
Otis Worldwide Corp.	50,026	3,138,631

Machinery-Pumps — 1.8%
Dover Corp.	180,678	18,597,187

Medical Instruments — 1.9%
Medtronic PLC	205,462	19,822,974

226

SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical Products — 0.2%
Abbott Laboratories	23,693	$2,384,464

Medical-Biomedical/Gene — 0.7%
Amgen, Inc.	29,236	7,153,172

Medical-Drugs — 7.6%
Bristol-Myers Squibb Co.	421,287	24,712,695
Eli Lilly & Co.	71,770	10,786,313
Johnson & Johnson	173,073	25,227,121
Merck & Co., Inc.	114,921	9,221,261
Pfizer, Inc.	196,200	7,549,776

		77,497,166

Medical-HMO — 1.9%
UnitedHealth Group, Inc.	64,798	19,619,538

Medical-Wholesale Drug Distribution — 0.7%
AmerisourceBergen Corp.	73,207	7,334,609

Non-Hazardous Waste Disposal — 0.9%
Republic Services, Inc.	103,066	8,992,508

Oil Companies-Exploration & Production — 1.5%
ConocoPhillips	400,664	14,980,827

Oil Companies-Integrated — 1.8%
Chevron Corp.	214,740	18,025,276

Oil Refining & Marketing — 0.4%
Valero Energy Corp.	69,256	3,894,265

Pharmacy Services — 0.8%
CVS Health Corp.	126,770	7,978,904

Real Estate Investment Trusts — 2.6%
Alexandria Real Estate Equities, Inc.	24,687	4,383,177
AvalonBay Communities, Inc.	45,237	6,926,689
Boston Properties, Inc.	33,965	3,025,942
Prologis, Inc.	21,971	2,316,183
Realty Income Corp.	31,362	1,883,288
Simon Property Group, Inc.	14,174	883,749
Ventas, Inc.	87,047	3,339,123
Vornado Realty Trust	100,901	3,483,102

		26,241,253

Security Description	Shares	Value (Note 2)
Retail-Building Products — 2.2%
Home Depot, Inc.	83,848	$22,260,806

Retail-Consumer Electronics — 0.6%
Best Buy Co., Inc.	57,503	5,726,724

Retail-Discount — 1.4%
Walmart, Inc.	113,720	14,715,368

Retail-Major Department Stores — 0.6%
TJX Cos., Inc.	118,249	6,147,766

Retail-Restaurants — 1.8%
McDonald’s Corp.	83,111	16,146,805
Starbucks Corp.	35,631	2,726,840

		18,873,645

Semiconductor Components-Integrated Circuits — 1.9%
Analog Devices, Inc.	170,397	19,570,095

Telephone-Integrated — 1.9%
Verizon Communications, Inc.	331,890	19,077,037

Tobacco — 2.6%
Altria Group, Inc.	219,089	9,015,512
Philip Morris International, Inc.	231,322	17,767,843

		26,783,355

Tools-Hand Held — 0.6%
Stanley Black & Decker, Inc.	37,206	5,704,424

Toys — 0.7%
Hasbro, Inc.	102,226	7,437,964

Transport-Rail — 1.2%
Norfolk Southern Corp.	65,771	12,641,844

TOTAL INVESTMENTS (cost $825,299,666)(1)	97.7%	1,002,745,423
Other assets less liabilities	2.3	23,502,443

NET ASSETS	100.0%	$1,026,247,866

(1)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$1,002,745,423	$—	$—	$1,002,745,423

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

227

SunAmerica Series Trust SA JPMorgan Global Equities Portfolio

PORTFOLIO PROFILE — July 31, 2020 — (unaudited)

Industry Allocation*

Medical-Drugs	5.9%
Computers	5.6
Applications Software	4.2
E-Commerce/Products	3.9
Diversified Banking Institutions	3.7
Building-Residential/Commercial	3.1
Web Portals/ISP	2.9
Finance-Credit Card	2.6
Medical-Biomedical/Gene	2.5
Semiconductor Equipment	2.2
Banks-Commercial	2.0
Electronic Components-Semiconductors	1.8
Food-Misc./Diversified	1.8
Real Estate Investment Trusts	1.7
Computer Data Security	1.7
Internet Content-Entertainment	1.7
Entertainment Software	1.6
Retail-Restaurants	1.5
Tobacco	1.5
Computer Services	1.5
Cable/Satellite TV	1.5
Commercial Services-Finance	1.3
Cosmetics & Toiletries	1.3
Electric-Integrated	1.3
Food-Retail	1.2
Medical-HMO	1.2
Insurance-Life/Health	1.2
Medical Products	1.2
Insurance-Multi-line	1.1
Telephone-Integrated	1.0
Repurchase Agreements	1.0
Retail-Discount	1.0
Computer Software	1.0
Building-Heavy Construction	0.9
Audio/Video Products	0.9
Transport-Rail	0.9
Cellular Telecom	0.8
Computer Aided Design	0.8
Metal-Iron	0.8
Insurance-Reinsurance	0.8
Medical-Wholesale Drug Distribution	0.8
Gold Mining	0.8
Retail-Consumer Electronics	0.8
Auto/Truck Parts & Equipment-Original	0.8
Dialysis Centers	0.8
Banks-Fiduciary	0.8
Building Products-Air & Heating	0.7
Independent Power Producers	0.7
Medical Information Systems	0.7
Semiconductor Components-Integrated Circuits	0.7
Enterprise Software/Service	0.7
Building & Construction-Misc.	0.6
Investment Management/Advisor Services	0.6
Containers-Metal/Glass	0.6
Networking Products	0.6
Retail-Home Furnishings	0.6
Engineering/R&D Services	0.6
Auto-Cars/Light Trucks	0.5
Retail-Auto Parts	0.5
Rental Auto/Equipment	0.5
Electronic Forms	0.5
Diversified Manufacturing Operations	0.5
Building Products-Doors & Windows	0.5
Import/Export	0.5

Electric-Generation	0.5%
Building & Construction Products-Misc.	0.4
Real Estate Operations & Development	0.4
Retail-Building Products	0.4
Lighting Products & Systems	0.4
Oil Companies-Integrated	0.4
Oil Refining & Marketing	0.4
Internet Connectivity Services	0.4
Machinery-General Industrial	0.4
Diagnostic Kits	0.4
Retail-Propane Distribution	0.4
Distribution/Wholesale	0.4
Containers-Paper/Plastic	0.3
Power Converter/Supply Equipment	0.3
Medical-Hospitals	0.3
Building Products-Cement	0.3
Food-Meat Products	0.3
Finance-Investment Banker/Broker	0.3
Diversified Minerals	0.3
Energy-Alternate Sources	0.3
Chemicals-Diversified	0.3
Pollution Control	0.3
Savings & Loans/Thrifts	0.2
Human Resources	0.2
Transport-Truck	0.2
Retail-Automobile	0.2
Airlines	0.2
Retail-Petroleum Products	0.2
Rubber/Plastic Products	0.2
Schools	0.1
Oil Companies-Exploration & Production	0.1
Electronic Components-Misc.	0.1
Environmental Consulting & Engineering	0.1
Finance-Other Services	0.1
Gambling (Non-Hotel)	0.1
Machinery-Thermal Process	0.1
Textile-Products	0.1

100.1%

Country Allocation*

United States	66.5%
Japan	7.1
Switzerland	3.7
United Kingdom	3.6
Canada	3.5
Germany	2.4
Australia	2.4
France	2.1
Netherlands	1.9
Sweden	1.3
Ireland	1.2
Spain	0.9
Cayman Islands	0.8
Denmark	0.7
Norway	0.6
Italy	0.5
Finland	0.4
Singapore	0.3
Bermuda	0.2

100.1%

*	Calculated as a percentage of net assets

228

SunAmerica Series Trust SA JPMorgan Global Equities Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 99.1%
Australia — 2.4%
Ansell, Ltd.	17,876	$492,014
BHP Group, Ltd.	39,693	1,052,029
Coles Group, Ltd.	81,221	1,056,390
CSR, Ltd.	323,113	804,944
Fortescue Metals Group, Ltd.	232,827	2,894,073
JB Hi-Fi, Ltd.	44,057	1,442,308
Qantas Airways, Ltd.	250,437	580,949

		8,322,707

Bermuda — 0.2%
VTech Holdings, Ltd.	143,700	780,335

Canada — 3.5%
CI Financial Corp.	124,251	1,707,761
Cogeco Communications, Inc.	4,373	333,333
Dundee Precious Metals, Inc.	190,433	1,435,943
George Weston, Ltd.	23,667	1,787,592
iA Financial Corp., Inc.	11,346	398,374
Loblaw Cos., Ltd.	6,611	342,976
National Bank of Canada	33,608	1,586,748
Royal Bank of Canada	43,712	3,015,409
Torex Gold Resources, Inc.†	75,532	1,324,608

		11,932,744

Cayman Islands — 0.8%
WH Group, Ltd.*	1,274,000	1,134,137
Xinyi Glass Holdings, Ltd.	1,116,000	1,633,604

		2,767,741

Denmark — 0.7%
Scandinavian Tobacco Group A/S*	166,055	2,446,928

Finland — 0.4%
Valmet Oyj	47,112	1,322,810

France — 2.1%
BNP Paribas SA†	23,170	940,050
Eiffage SA†	15,942	1,397,322
Peugeot SA†	82,864	1,342,928
Sanofi	19,413	2,029,470
Schneider Electric SE	9,977	1,162,392
Sopra Steria Group†	2,432	363,849

		7,236,011

Germany — 2.4%
Allianz SE	17,140	3,575,019
Encavis AG	97,442	1,538,131
Hornbach Holding AG & Co. KGaA†	3,379	325,250
Muenchener Rueckversicherungs-Gesellschaft AG	10,865	2,888,674

		8,327,074

Ireland — 1.2%
Eaton Corp. PLC	17,843	1,661,719
Johnson Controls International PLC	67,155	2,584,124

		4,245,843

Italy — 0.5%
Azimut Holding SpA	22,234	423,316
GVS SpA†*	73,759	961,811
Unipol Gruppo SpA†	63,181	264,947

		1,650,074

Japan — 7.1%
Daihen Corp.†	8,500	312,916

Security Description	Shares	Value (Note 2)
Japan (continued)
Fujitsu, Ltd.	2,500	$333,475
Internet Initiative Japan, Inc.	38,200	1,360,374
ITOCHU Corp.	73,800	1,616,613
Iwatani Corp.†	36,500	1,285,966
K’s Holdings Corp.†	52,000	669,344
Kaken Pharmaceutical Co., Ltd.	7,400	334,442
KDDI Corp.	63,100	1,942,392
Komeri Co., Ltd.†	11,600	364,424
Kyudenko Corp.	10,700	303,478
Meitec Corp.	29,700	1,376,616
Nihon Unisys, Ltd.	11,600	351,183
Nippon Telegraph & Telephone Corp.	68,400	1,583,309
Nomura Holdings, Inc.	164,100	766,484
NTT DOCOMO, Inc.	56,600	1,557,145
Obayashi Corp.	34,600	309,456
Okinawa Electric Power Co., Inc.	16,200	252,215
Rengo Co., Ltd.	160,300	1,210,793
Sekisui House, Ltd.	72,200	1,320,576
Senko Group Holdings Co., Ltd.	41,000	305,218
Softbank Corp.	26,500	355,178
Sony Corp.	31,000	2,403,912
Sumitomo Mitsui Financial Group, Inc.	22,100	590,832
Taikisha, Ltd.	10,200	285,018
Teijin, Ltd.	17,700	255,237
Tokuyama Corp.	41,900	982,118
Tokyo Tatemono Co., Ltd.	93,400	1,009,317
Tokyu Fudosan Holdings Corp.	134,700	520,251
Toyota Motor Corp.	7,000	417,008

		24,375,290

Netherlands — 1.9%
ASM International NV	4,881	741,341
ASML Holding NV (Euronext Amsterdam)	1,777	627,715
ING Groep NV†	125,695	871,450
Koninklijke Ahold Delhaize NV	98,406	2,836,635
Signify NV†*	48,304	1,442,945

		6,520,086

Norway — 0.6%
Norwegian Finans Holding ASA†	128,951	960,012
Scatec Solar ASA*	59,489	1,030,770

		1,990,782

Singapore — 0.3%
StarHub, Ltd.	1,231,200	1,089,838

Spain — 0.9%
Endesa SA	110,422	3,139,796

Sweden — 1.3%
Betsson AB	43,800	329,661
Skanska AB, Class B†	72,900	1,472,398
Swedish Match AB	36,068	2,763,485

		4,565,544

Switzerland — 3.7%
Adecco Group AG	15,198	722,565
Nestle SA	23,357	2,767,227
Novartis AG	48,797	4,041,312
Roche Holding AG	13,749	4,757,270
Swissquote Group Holding SA†	3,563	331,651

		12,620,025

229

SunAmerica Series Trust SA JPMorgan Global Equities Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
United Kingdom — 3.6%
Avast PLC*	409,310	$3,091,457
Berkeley Group Holdings PLC	44,935	2,633,679
Dialog Semiconductor PLC†	47,369	2,174,723
Dunelm Group PLC	32,338	523,487
IG Group Holdings PLC	34,662	334,022
Inchcape PLC	218,105	1,231,012
Legal & General Group PLC	786,616	2,225,720

		12,214,100

United States — 65.5%
AbbVie, Inc.	45,150	4,285,186
Activision Blizzard, Inc.	23,192	1,916,355
Adobe, Inc.†	3,763	1,671,976
Allison Transmission Holdings, Inc.	72,617	2,712,971
Alphabet, Inc., Class C†	6,693	9,925,451
Altice USA, Inc., Class A†	45,089	1,216,952
Amazon.com, Inc.†	3,225	10,206,093
Amgen, Inc.	16,616	4,065,437
Apple, Inc.	41,714	17,730,119
Applied Materials, Inc.	43,439	2,794,431
AutoZone, Inc.†	1,449	1,749,552
Ball Corp.	28,283	2,082,477
Bank of America Corp.	171,564	4,268,512
Baxter International, Inc.	6,510	562,334
Best Buy Co., Inc.	6,455	642,853
Biogen, Inc.†	6,468	1,776,695
BMC Stock Holdings, Inc.†	30,831	789,274
Bristol-Myers Squibb Co.	61,797	3,625,012
Builders FirstSource, Inc.†	33,730	799,064
Cabot Oil & Gas Corp.	20,988	392,476
CACI International, Inc., Class A†	2,974	618,057
Cadence Design Systems, Inc.†	26,640	2,910,420
Campbell Soup Co.	31,212	1,547,179
Cerner Corp.	36,488	2,534,092
Charter Communications, Inc., Class A†	5,770	3,346,600
Chegg, Inc.†	5,163	418,048
Chevron Corp.	17,042	1,430,505
Cisco Systems, Inc.	44,095	2,076,874
Citigroup, Inc.	65,189	3,260,102
Citrix Systems, Inc.	11,193	1,597,913
CSX Corp.	41,517	2,961,823
D.R. Horton, Inc.	29,059	1,922,543
DaVita, Inc.†	30,781	2,689,952
Dollar General Corp.	8,552	1,628,301
Domino’s Pizza, Inc.	6,109	2,361,800
Eagle Materials, Inc.	14,218	1,140,710
eBay, Inc.	57,987	3,205,521
Electronic Arts, Inc.†	12,146	1,720,117
Equity Commonwealth	66,029	2,084,536
Essex Property Trust, Inc.	8,585	1,895,053
Facebook, Inc., Class A†	18,980	4,814,657
Fortinet, Inc.†	19,832	2,742,766
Gentex Corp.	12,823	346,093
Gilead Sciences, Inc.	37,420	2,601,813
Goldman Sachs Group, Inc.	9,247	1,830,536
H&R Block, Inc.	72,904	1,057,108
Hologic, Inc.†	49,327	3,442,038
HP, Inc.	78,092	1,372,857
Humana, Inc.	6,292	2,469,295
J2 Global, Inc.†	27,675	1,569,726
Johnson & Johnson	2,732	398,216
Lam Research Corp.	9,527	3,593,203
Leidos Holdings, Inc.	26,504	2,522,121

Security Description	Shares	Value (Note 2)
United States (continued)
Lithia Motors, Inc., Class A	2,672	$612,289
MarketAxess Holdings, Inc.	2,882	1,489,129
MasTec, Inc.†	45,900	1,825,902
Mastercard, Inc., Class A	11,729	3,618,748
McKesson Corp.	19,202	2,883,372
Meritage Homes Corp.†	12,709	1,260,479
Microsoft Corp.	71,025	14,560,835
Moody’s Corp.	1,710	481,023
Morgan Stanley	44,416	2,171,054
Murphy USA, Inc.†	10,501	1,390,437
Netflix, Inc.†	1,982	968,960
New York Community Bancorp, Inc.	32,254	339,635
NextEra Energy, Inc.	3,686	1,034,660
NRG Energy, Inc.	75,229	2,543,492
NVIDIA Corp.	4,696	1,993,875
Oracle Corp.	41,171	2,282,932
PayPal Holdings, Inc.†	8,765	1,718,554
Perspecta, Inc.	46,691	999,187
Prestige Consumer Healthcare, Inc.†	20,368	757,486
Procter & Gamble Co.	34,964	4,584,480
PulteGroup, Inc.	74,133	3,232,199
Qorvo, Inc.†	4,605	590,131
QTS Realty Trust, Inc., Class A	19,257	1,385,541
QUALCOMM, Inc.	22,834	2,411,499
Quidel Corp.†	4,652	1,314,050
RH†	4,088	1,175,014
SBA Communications Corp.	1,569	488,806
Skyworks Solutions, Inc.	9,337	1,359,280
State Street Corp.	41,556	2,650,857
Take-Two Interactive Software, Inc.†	9,979	1,636,756
Target Corp.	14,086	1,773,146
Tenet Healthcare Corp.†	43,757	1,156,935
Tetra Tech, Inc.	3,892	345,026
TopBuild Corp.†	3,301	435,468
United Rentals, Inc.†	10,966	1,703,787
UnitedHealth Group, Inc.	5,725	1,733,416
Visa, Inc., Class A	20,068	3,820,947
Voya Financial, Inc.	31,443	1,553,284
Washington Federal, Inc.	19,643	458,468
Wendy’s Co.	61,951	1,436,024
Western Union Co.	56,686	1,376,336
Williams-Sonoma, Inc.	3,979	346,650
Wingstop, Inc.	9,391	1,467,344
World Fuel Services Corp.	22,090	519,778
XPO Logistics, Inc.†	5,021	376,675

		225,587,741

Total Long-Term Investment Securities (cost $281,068,841)		341,135,469

230

SunAmerica Series Trust SA JPMorgan Global Equities Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
REPURCHASE AGREEMENTS — 1.0%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00%, dated 07/31/2020, to be repurchased 08/03/2020 in the amount of $3,445,000 and collateralized by $3,307,700 of United States Treasury Notes, bearing interest at 1.75% due 07/31/2024 and having an approximate value of $3,513,915 (cost $3,445,000)	$3,445,000	$3,445,000

TOTAL INVESTMENTS (cost $284,513,841)(1)	100.1%	344,580,469
Liabilities in excess of other assets	(0.1)	(414,063)

NET ASSETS	100.0%	$344,166,406

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2020, the aggregate value of these securities was $10,108,048 representing 2.9% of net assets.
(1)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$242,728,139	$98,407,330	**	$—	$341,135,469
Repurchase Agreements	—	3,445,000		—	3,445,000

Total Investments at Value	$242,728,139	$101,852,330		$—	$344,580,469

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board. (see Note 2).

See Notes to Financial Statements

231

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO PROFILE — July 31, 2020 — (unaudited)

Industry Allocation*

Diversified Financial Services	18.6%
Federal National Mtg. Assoc.	11.8
United States Treasury Bonds	7.2
Diversified Banking Institutions	6.5
Federal Home Loan Mtg. Corp.	5.4
Government National Mtg. Assoc.	5.3
United States Treasury Notes	3.5
Federal Home Loan Bank	3.4
Registered Investment Companies	2.7
Uniform Mtg. Backed Securities	2.3
Banks-Commercial	2.1
Real Estate Investment Trusts	2.0
Electric-Integrated	1.9
Pipelines	1.7
Cable/Satellite TV	1.6
Municipal Bonds & Notes	1.4
Medical-Hospitals	1.3
Telephone-Integrated	1.2
Banks-Super Regional	1.1
Medical-Drugs	1.0
Oil Companies-Integrated	0.9
Finance-Leasing Companies	0.8
Gas-Distribution	0.8
Brewery	0.7
Computers	0.7
Electronic Components-Semiconductors	0.5
Aerospace/Defense	0.5
Cellular Telecom	0.5
Building Products-Cement	0.5
Insurance Brokers	0.4
Applications Software	0.4
Finance-Other Services	0.4
Pharmacy Services	0.4
Broadcast Services/Program	0.4
Machinery-General Industrial	0.4
Finance-Investment Banker/Broker	0.4
Internet Brokers	0.4
Small Business Administration	0.3
Auto-Cars/Light Trucks	0.3
Internet Content-Information/News	0.3
Sovereign	0.3
Airlines	0.3
Soap & Cleaning Preparation	0.3
Medical Instruments	0.3
Tobacco	0.3
Oil-Field Services	0.3
Insurance-Multi-line	0.3
Physicians Practice Management	0.3
Beverages-Non-alcoholic	0.3
Insurance-Property/Casualty	0.2
Multimedia	0.2
Oil Refining & Marketing	0.2
Containers-Paper/Plastic	0.2
Medical Labs & Testing Services	0.2
E-Commerce/Services	0.2
Special Purpose Entities	0.2
Data Processing/Management	0.2
Retail-Building Products	0.2
Distribution/Wholesale	0.2
Machinery-Farming	0.2
Aerospace/Defense-Equipment	0.2
Food-Misc./Diversified	0.2
Drug Delivery Systems	0.2
Electric-Transmission	0.2
Medical-HMO	0.2
Auto-Heavy Duty Trucks	0.2
Metal-Aluminum	0.2
Building Products-Wood	0.2

Transport-Rail	0.2%
Resorts/Theme Parks	0.2
Veterinary Diagnostics	0.2
Insurance-Reinsurance	0.2
Insurance-Life/Health	0.1
Enterprise Software/Service	0.1
Metal-Copper	0.1
Computer Services	0.1
Banks-Fiduciary	0.1
Medical Products	0.1
Beverages-Wine/Spirits	0.1
Oil Companies-Exploration & Production	0.1
Rental Auto/Equipment	0.1
Electric-Generation	0.1
Investment Management/Advisor Services	0.1
Electronic Components-Misc.	0.1
Electric-Distribution	0.1
Retail-Major Department Stores	0.1
Steel-Producers	0.1
Diversified Manufacturing Operations	0.1
Finance-Credit Card	0.1
Theaters	0.1
Non-Hazardous Waste Disposal	0.1
Schools	0.1
Metal-Diversified	0.1
Building Products-Air & Heating	0.1
Machinery-Electrical	0.1
Semiconductor Components-Integrated Circuits	0.1
Poultry	0.1
Food-Retail	0.1
Insurance-Mutual	0.1
Cosmetics & Toiletries	0.1
Transport-Equipment & Leasing	0.1
Water	0.1
Machinery-Construction & Mining	0.1
Medical-Biomedical/Gene	0.1
Commercial Services-Finance	0.1
Tennessee Valley Authority	0.1
Diversified Operations	0.1
Independent Power Producers	0.1
Diversified Minerals	0.1
Regional Authority	0.1

103.1%

Credit Quality†#

Aaa	40.1%
Aa	3.3
A	13.6
Baa	21.4
Ba	3.2
B	1.0
Caa	0.1
Not Rated@	17.3

100.0%

*	Calculated as a percentage of net assets.
@	Represent debt issues that either have no rating, or the rating is unavailable from the data source.
†	Source: Moody’s
#	Calculated as percentage of total debt issues, excluding short-term securities.

232

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited)

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES — 18.4%
Diversified Financial Services — 18.4%
Academic Loan Funding Trust FRS Series 2013-1A, Class A 0.97% (1 ML+0.80%) due 12/26/2044*	$214,397	$205,742
ACRE TL 2017 LLC FRS Series 2017-A 4.33% (1 ML+4.60%) due 12/15/2020(1)(6)	1,475,000	1,460,250
Allegro CLO II-S, Ltd. FRS Series 2014-1RA, Class A2 1.87% (3 ML+1.60%) due 10/21/2028*(2)	2,477,180	2,394,393
ALM XVI, Ltd./ALM XVI LLC FRS Series 2015-16A, Class AAR2 1.18% (3 ML+0.90%) due 07/15/2027*(2)	756,759	748,945
American Homes 4 Rent Trust Series 2015-SFR1, Class A 3.47% due 04/17/2052*	904,280	972,709
American Homes 4 Rent Trust Series 2014-SFR3, Class A 3.68% due 12/17/2036*	1,346,722	1,442,861
American Homes 4 Rent Trust Series 2014-SFR2, Class A 3.79% due 10/17/2036*	901,977	968,229
American Homes 4 Rent Trust Series 2014-SFR3, Class C 4.60% due 12/17/2036*	150,000	162,931
American Homes 4 Rent Trust Series 2015-SFR1, Class E 5.64% due 04/17/2052*	370,000	408,580
American Homes 4 Rent Trust Series 2015-SFR2, Class E 6.07% due 10/17/2052*	500,000	561,873
American Homes 4 Rent Trust Series 2014-SFR2, Class E 6.23% due 10/17/2036*	150,000	167,155
American Homes 4 Rent Trust Series 2014-SFR3, Class E 6.42% due 12/17/2036*	275,000	307,852
American Tower Trust I Series 13, Class 2A 3.07% due 03/15/2048*	750,000	770,799
AmeriCredit Automobile Receivables Trust Series 2017-1, Class B 2.30% due 02/18/2022	40,790	40,827
AmeriCredit Automobile Receivables Trust Series 2017-1, Class C 2.71% due 08/18/2022	163,000	164,755
AmeriCredit Automobile Receivables Trust Series 2017-1, Class D 3.13% due 01/18/2023	366,000	373,256
Ameriquest Mtg. Securities, Inc. FRS Series 2005-R11, Class M1 0.62% (1 ML+0.45%) due 01/25/2036	452,518	451,648
AMSR Trust Series 2020-SFR3, Class E1 2.56% due 09/17/2037*(6)	1,535,000	1,534,943

Security Description	Principal Amount	Value (Note 2)
Diversified Financial Services (continued)
Arbor Realty Collateralized Loan Obligation, Ltd. FRS Series 2020-FL1, Class C 2.22% (1 ML+2.05%) due 02/15/2035*	$1,794,500	$1,700,344
Arbor Realty Commercial Real Estate Notes, Ltd. FRS Series 2018-FL1, Class A 1.32% (1 ML+1.15%) due 06/15/2028*	3,380,000	3,312,822
Arbor Realty Commercial Real Estate Notes, Ltd. FRS Series 2019-FL1, Class D 2.67% (1 ML+2.50%) due 05/15/2037*	3,147,500	2,934,537
AREIT Trust FRS Series 2019-CRE3, Class A 1.20% (1 ML+1.02%) due 09/14/2036*(3)	590,000	565,663
AREIT Trust FRS Series 2019-CRE3, Class B 1.73% (1 ML+1.55%) due 09/14/2036*(3)	2,234,000	2,071,921
AREIT Trust FRS Series 2019-CRE3, Class C 2.08% (1 ML+1.90%) due 09/14/2036*(3)	1,015,000	936,003
AREIT Trust FRS Series 2019-CRE3, Class D 2.83% (1 ML+2.65%) due 09/14/2036*(3)	884,500	807,976
Atrium XII FRS Series 12A, Class BR 1.61% (3 ML+1.35%) due 04/22/2027*(2)	2,950,000	2,840,068
B2R Mtg. Trust Series 2015-2, Class A 3.34% due 11/15/2048*	78,216	78,167
Babson CLO, Ltd. FRS Series 2013-IA, Class BR 1.52% (3 ML+1.25%) due 01/20/2028*(2)	4,300,018	4,154,690
Bancorp Commercial Mtg. Trust FRS Series 2018-CR3, Class A 1.02% (1 ML+0.85%) due 01/15/2033*(3)	217,907	212,370
Bancorp Commercial Mtg. Trust FRS Series 2019-CRE5, Class A 1.17% (1 ML+1.00%) due 03/15/2036*(3)	1,700,069	1,646,446
Bancorp Commercial Mtg. Trust FRS Series 2018-CRE4, Class AS 1.27% (1 ML+1.10%) due 09/15/2035*(3)	1,005,000	963,413
Bancorp Commercial Mtg. Trust FRS Series 2018-CR3, Class AS 1.42% (1 ML+1.25%) due 01/15/2033*(3)	1,555,188	1,509,941
Bancorp Commercial Mtg. Trust FRS Series 2018-CRE4, Class B 1.42% (1 ML+1.25%) due 09/15/2035*(3)	905,000	844,600

233

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Bancorp Commercial Mtg. Trust FRS Series 2019-CRE5, Class AS 1.52% (1 ML+1.35%) due 03/15/2036*(3)	$621,929	$598,009
Bancorp Commercial Mtg. Trust FRS Series 2019-CRE6, Class B 1.72% (1 ML+1.55%) due 09/15/2036*(3)	3,941,902	3,722,190
Bancorp Commercial Mtg. Trust FRS Series 2017-CRE2, Class B 1.77% (1 ML+1.60%) due 08/15/2032*(3)	1,031,000	1,029,535
Bancorp Commercial Mtg. Trust FRS Series 2018-CRE4, Class D 2.27% (1 ML+2.10%) due 09/15/2035*(3)	655,000	588,345
Bancorp Commercial Mtg. Trust FRS Series 2019-CRE6, Class D 2.47% (1 ML+2.30%) due 09/15/2036*(3)	270,000	244,552
Bancorp Commercial Mtg. Trust FRS Series 2018-CR3, Class D 2.87% (1 ML+2.70%) due 01/15/2033*(3)	716,847	652,619
Barclays Commercial Mtg. Trust Series 2019-C5, Class A4 3.06% due 11/15/2052(3)	1,315,000	1,481,264
BDS, Ltd. FRS Series 2018-F12, Class A 1.13% (1 ML+0.95%) due 08/15/2035*(3)	1,061,665	1,045,740
BDS, Ltd. FRS Series 2019-FL4, Class A 1.28% (1 ML+1.10%) due 08/15/2036*	2,333,000	2,269,493
Bear Stearns ARM Trust VRS Series 2003-5, Class 2A1 3.13% due 08/25/2033(1)(4)	121,906	118,293
Benchmark Mtg. Trust Series 2020-B18, Class A5 1.93% due 07/15/2053(3)	1,082,524	1,121,982
Blackstone Mtg. Trust, Inc. FRS Series 2020-FL2, Class B 1.58% (1 ML+1.40%) due 02/16/2037*(3)	875,000	827,969
Blackstone Mtg. Trust, Inc. FRS Series 2017-FL1, Class D 2.88% (1 ML+2.70%) due 06/15/2035*(3)	730,000	711,750
BSPRT Issuer, Ltd. FRS Series 2019-FL5, Class C 2.17% (1 ML+2.00%) due 05/15/2029*	1,485,000	1,298,053
Business Jet Securities LLC Series 2019-1, Class A 4.21% due 07/15/2034*	1,941,825	1,893,370
Business Jet Securities LLC Series 2018-1, Class A 4.34% due 02/15/2033*	2,489,141	2,494,551
Business Jet Securities LLC Series 2018-2, Class A 4.45% due 06/15/2033*	883,696	884,288

Security Description	Principal Amount	Value (Note 2)
Diversified Financial Services (continued)
Camillo Issuer LLC Series 2016-SFR, Class 1A1 5.00% due 12/05/2023*(6)	$1,387,853	$1,384,814
Cantor Commercial Real Estate Lending Series 2019-CF2, Class A5 2.87% due 11/15/2052(3)	3,173,122	3,324,546
Capital Auto Receivables Asset Trust Series 2018-1, Class A3 2.79% due 01/20/2022*	388,695	389,986
Carvana Auto Receivables Trust Series 2019-2A, Class C 3.00% due 06/17/2024*	2,000,000	2,049,545
Carvana Auto Receivables Trust Series 2019-3A, Class D 3.04% due 04/15/2025*	2,240,000	2,277,127
CAUTO Series 2020-1A, Class A4 3.19% due 02/15/2050*	1,187,213	1,196,006
Chesapeake Funding II LLC Series 2017-4A, Class A1 2.12% due 11/15/2029*	793,804	799,386
Chesapeake Funding II LLC Series 2018-1A, Class A1 3.04% due 04/15/2030*	1,170,152	1,195,705
Citigroup Commercial Mtg. Trust Series 2020-GC46, Class A5 2.72% due 02/15/2053(3)	2,780,000	3,060,601
Citigroup Commercial Mtg. Trust Series 2019-C7, Class A4 3.10% due 12/15/2072(3)	380,000	428,806
Citigroup Commercial Mtg. Trust Series 2016-P6, Class A5 3.72% due 12/10/2049(3)	843,000	954,212
CLNC, Ltd. FRS Series 2019-FL1, Class B 2.09% (1 ML+1.90%) due 08/20/2035*	910,000	844,618
CLNC, Ltd. FRS Series 2019-FL1, Class C 2.59% (1 ML+2.40%) due 08/20/2035*	1,480,000	1,334,222
Colony American Finance, Ltd. Series 2016-2, Class A 2.55% due 11/15/2048*	283,852	284,545
COMM Mtg. Trust Series 2020-CBM, Class A2 2.90% due 02/10/2037*(3)	1,950,000	1,942,592
COMM Mtg. Trust Series 2015-DC1, Class A5 3.35% due 02/10/2048(3)	5,000,000	5,406,802
COMM Mtg. Trust Series 2017-COR2, Class A3 3.51% due 09/10/2050(3)	5,110,000	5,713,057
COMM Mtg. Trust Series 2015-CR24, Class A6 3.70% due 08/10/2048(3)	770,833	856,458
COMM Mtg. Trust Series 2015-LC21, Class A4 3.71% due 07/10/2048(3)	2,496,639	2,752,639
COMM Mtg. Trust Series 2015-CR25, Class A4 3.76% due 08/10/2048(3)	625,000	688,952

234

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
COMM Mtg. Trust VRS Series 2018-HOME, Class A 3.82% due 04/10/2033*(3)(4)	$1,790,000	$2,000,159
COMM Mtg. Trust Series 2015-PC1, Class A5 3.90% due 07/10/2050(3)	1,137,175	1,255,116
Commercial Mtg. Trust Series 2015-LC19, Class A4 3.18% due 02/10/2048(3)	5,000,000	5,409,530
Corevest American Finance Trust Series 2019-3, Class A 2.71% due 10/15/2052*	1,133,940	1,166,025
Corevest American Finance Trust Series 2019-3, Class B 3.16% due 10/15/2052*	1,900,000	1,889,113
Corevest American Finance Trust Series 2019-1, Class B 3.88% due 03/15/2052*	1,025,000	1,068,291
CPS Auto Receivables Trust Series 2015-B, Class C 4.20% due 05/17/2021*	84,493	84,617
CPS Auto Receivables Trust Series 2017-C, Class C 2.86% due 06/15/2023*	189,652	189,998
CPS Auto Receivables Trust Series 2019-B, Class B 3.09% due 04/17/2023*	1,030,000	1,043,507
CPS Auto Receivables Trust Series 2017-C, Class D 3.79% due 06/15/2023*	495,000	503,637
CPS Auto Receivables Trust Series 2015-C, Class D 4.63% due 08/16/2021*	158,666	159,353
Credit Acceptance Auto Loan Trust Series 2020-1A, Class B 2.39% due 04/16/2029*	1,565,000	1,581,058
Credit Acceptance Auto Loan Trust Series 2018-1A, Class A 3.01% due 02/16/2027*	315,060	316,885
Credit Acceptance Auto Loan Trust Series 2017-2A, Class B 3.02% due 04/15/2026*	1,184,543	1,187,234
Credit Acceptance Auto Loan Trust Series 2017-2A, Class C 3.35% due 06/15/2026*	250,000	251,439
Credit Suisse First Boston Mtg. Securities Corp. VRS Series 2004-AR2, Class 2A1 3.66% due 03/25/2034(1)(4)	315,526	319,247
CSMA Series 2019-1, Class A 2.00% due 04/25/2023(1)(6)	1,530,847	1,515,539
Cutwater, Ltd. FRS Series 2015-1A, Class BR 2.08% (3 ML+1.80%) due 01/15/2029*(2)	4,810,000	4,643,401
Cutwater, Ltd. FRS Series 2014-1A, Class BR 2.68% (3 ML+2.40%) due 07/15/2026*(2)	1,155,000	1,113,712

Security Description	Principal Amount	Value (Note 2)
Diversified Financial Services (continued)
DBWF Mtg. Trust Series 2015-LCM, Class A1 3.00% due 06/10/2034*(3)	$877,249	$863,155
DBWF Mtg. Trust VRS Series 2015-LCM, Class A2 3.42% due 06/10/2034*(3)(4)	1,000,000	975,188
Diamond Resorts Owner Trust Series 2017-1A, Class A 3.27% due 10/22/2029*	274,251	275,216
Diamond Resorts Owner Trust Series 2018-1, Class A 3.70% due 01/21/2031*	545,254	565,390
Drive Auto Receivables Trust Series 2017-3, Class D 3.53% due 12/15/2023*	2,091,999	2,121,927
Drive Auto Receivables Trust Series 2018-4, Class C 3.66% due 11/15/2024	1,157,834	1,168,794
Drive Auto Receivables Trust Series 2018-3, Class C 3.72% due 09/16/2024	814,534	822,675
Drive Auto Receivables Trust Series 2017-1, Class D 3.84% due 03/15/2023	572,229	580,450
Drive Auto Receivables Trust Series 2019-1, Class D 4.09% due 06/15/2026	510,000	531,528
Drive Auto Receivables Trust Series 2017-AA, Class D 4.16% due 05/15/2024*	352,358	357,329
Drive Auto Receivables Trust Series 2016-CA, Class D 4.18% due 03/15/2024*	495,042	501,293
Dryden 55 CLO, Ltd. FRS Series 2018-55A, Class B 1.83% (3 ML+1.55%) due 04/15/2031*(2)	5,500,000	5,285,423
DSLA Mtg. Loan Trust FRS Series 2004-AR3, Class 2A2A 0.93% (1 ML+0.74%) due 07/19/2044(1)	773,362	706,865
DT Auto Owner Trust Series 2019-4A, Class C 2.73% due 07/15/2025*	1,571,000	1,602,639
DT Auto Owner Trust Series 2019-2A, Class C 3.18% due 02/18/2025*	1,515,000	1,548,634
DT Auto Owner Trust Series 2018-1A, Class C 3.47% due 12/15/2023*	224,878	225,740
DT Auto Owner Trust Series 2017-1A, Class D 3.55% due 11/15/2022*	130,868	131,479
DT Auto Owner Trust Series 2017-3A, Class D 3.58% due 05/15/2023*	240,166	242,253
DT Auto Owner Trust Series 2018-2A, Class C 3.67% due 03/15/2024*	1,081,825	1,089,323
DT Auto Owner Trust Series 2016-4A, Class D 3.77% due 10/17/2022*	57,662	57,771

235

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
DT Auto Owner Trust Series 2018-1A, Class D 3.81% due 12/15/2023*	$496,000	$505,235
DT Auto Owner Trust Series 2017, Class B 5.84% due 12/16/2022(6)	800,000	798,640
Exantas Capital Corp., Ltd. FRS Series 2018-RSO6, Class B 1.33% (1 ML+1.15%) due 06/15/2035*(3)	910,000	892,848
Exantas Capital Corp., Ltd. FRS Series 2019-RSO7, Class B 1.88% (1 ML+1.70%) due 04/15/2036*(3)	1,233,000	1,180,863
Exeter Automobile Receivables Trust Series 2020-1A, Class C 2.49% due 01/15/2025*	935,000	951,135
Exeter Automobile Receivables Trust Series 2019-3A, Class D 3.11% due 08/15/2025*	1,650,000	1,680,554
Exeter Automobile Receivables Trust Series 2018-4A, Class B 3.64% due 11/15/2022*	175,029	175,624
Exeter Automobile Receivables Trust Series 2017-3A, Class C 3.68% due 07/17/2023*	1,041,000	1,063,220
Exeter Automobile Receivables Trust Series 2017-1A, Class C 3.95% due 12/15/2022*	140,018	141,570
First Investors Auto Owner Trust Series 2017-2A, Class C 3.00% due 08/15/2023*	1,100,000	1,111,115
FirstKey Homes Trust Series 2020-SFR1, Class D 2.24% due 09/17/2025*	1,500,000	1,499,970
Flagship Credit Auto Trust Series 2016-4, Class C 2.71% due 11/15/2022*	258,927	260,461
Flagship Credit Auto Trust Series 2019-4, Class D 3.12% due 01/15/2026*	1,900,000	1,935,182
Flagship Credit Auto Trust Series 2015-3, Class C 4.65% due 03/15/2022*	78,957	79,284
Flatiron CLO, Ltd. FRS Series 2015-1A, Class BR 1.68% (3 ML+1.40%) due 04/15/2027*(2)	4,102,328	4,007,905
Flatiron CLO, Ltd. FRS Series 2015-1A, Class CR 2.18% (3 ML+1.90%) due 04/15/2027*(2)	760,000	739,635
FORT CRE LLC FRS Series 2018-1A, Class A1 1.53% (1 ML+1.35%) due 11/16/2035*	2,787,500	2,731,750
FORT CRE LLC FRS Series 2018-1A, Class C 3.01% (1 ML+2.83%) due 11/16/2035*	2,370,000	2,169,894
Foundation Finance Trust Series 2019-1A, Class A 3.86% due 11/15/2034*	512,388	520,180

Security Description	Principal Amount	Value (Note 2)
Diversified Financial Services (continued)
FREED ABS Trust Series 2019-2, Class A 2.62% due 11/18/2026*	$515,376	$515,486
FREED ABS Trust Series 2018-1, Class A 3.61% due 07/18/2024*	68,189	68,029
FREED ABS Trust Series 2018-2, Class A 3.99% due 10/20/2025*	262,471	262,484
FTF Funding II LLC Series 2019-1, Class A 8.00% due 10/15/2024(6)	894,110	447,055
Galaxy CLO, Ltd. FRS Series 2018-29A, Class B 1.79% (3 ML+1.40%) due 11/15/2026*(2)	1,287,655	1,250,695
Galaxy XXIX CLO, Ltd. FRS Series 2018-29A, Class A 1.18% (3 ML+0.79%) due 11/15/2026*(2)	2,274,171	2,239,770
GLS Auto Receivables Issuer Trust Series 2020-1A, Class A 2.17% due 02/15/2024*	933,072	944,067
GLS Auto Receivables Trust Series 2016-1A, Class C 6.90% due 10/15/2021*	88,543	88,993
GoodGreen Trust Series 2019-2A, Class A 2.76% due 10/15/2054*	1,021,071	1,038,732
GoodGreen Trust Series 2017-2A, Class A 3.26% due 10/15/2053*	784,349	813,457
GoodGreen Trust Series 2017-1A, Class A 3.74% due 10/15/2052*	165,347	175,372
GoodGreen Trust Series 2017-R1, Class 5.00% due 10/20/2051*	1,346,745	1,358,961
GPMT, Inc. FRS Series 2018-FL1, Class A 1.08% (1 ML+0.90%) due 11/21/2035*(3)	283,073	277,765
Grand Avenue CRE FRS Series 2019-FL1, Class A 1.29% (1 ML+1.12%) due 06/15/2037*	2,374,000	2,339,874
GS Mtg. Securities Trust Series 2019-GSA1, Class A4 3.05% due 11/10/2052(3)	4,864,294	5,447,759
GS Mtg. Securities Trust Series 2015-GC30, Class A4 3.38% due 05/10/2050(3)	2,766,411	3,011,184
GSR Mtg. Loan Trust FRS Series 2005-7F, Class 3A1 0.67% (1 ML+0.50%) due 09/25/2035(1)	4,743	4,441
Harbourview CLO VII, Ltd. FRS Series 7RA, Class B 1.97% (3 ML+1.70%) due 07/18/2031*(2)	2,865,000	2,774,214
Headlands Residential LLC Series 2017-RPL1, Class A 3.88% due 08/25/2022*(1)(5)	1,400,000	1,425,768

236

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Headlands Residential LLC Series 2019-RPL1, Class NOTE 3.97% due 06/25/2024*(1)(5)	$1,800,000	$1,795,916
Headlands Residential LLC Series 2018-RPL1, Class A 4.25% due 06/25/2023*(1)(5)	1,790,000	1,824,301
HERO Funding Trust Series 2016-3A, Class A1 3.08% due 09/20/2042*	202,033	207,165
HERO Funding Trust Series 2017-3A, Class A2 3.95% due 09/20/2048*	659,642	693,164
HERO Funding Trust Series 2017-1A, Class A2 4.46% due 09/20/2047*	523,547	563,072
Hilton Grand Vacations Trust Series 2017-AA, Class A 2.66% due 12/26/2028*	129,928	130,848
Hunt CRE, Ltd. FRS Series 2018-FL2, Class AS 1.62% (1 ML+1.45%) due 08/15/2028*	351,000	323,830
Hunt CRE, Ltd. FRS Series 2018-FL2, Class B 1.82% (1 ML+1.65%) due 08/15/2028*	722,500	676,148
Hunt CRE, Ltd. FRS Series 2018-FL2, Class C 2.52% (1 ML+2.35%) due 08/15/2028*	238,500	228,960
Independence Plaza Trust Series 2018-INDP, Class A 3.76% due 07/10/2035*(3)	1,180,000	1,259,741
IndyMac INDX Mtg. Loan Trust VRS Series 2005-AR1, Class 1A1 3.26% due 03/25/2035(1)(4)	123,220	121,280
Invitation Homes Trust FRS Series 2017-SFR, Class A 1.02% (1 ML+0.85%) due 12/17/2036*	490,638	486,390
JPMBB Commercial Mtg. Securities Trust Series 2015-C28, Class A4 3.23% due 10/15/2048(3)	4,694,676	5,085,516
JPMBB Commercial Mtg. Securities Trust Series 2014-C26, Class A4 3.49% due 01/15/2048(3)	5,000,000	5,455,745
JPMCC Commercial Mtg. Securities Trust Series 2017-JP7, Class A5 3.45% due 09/15/2050(3)	2,847,257	3,217,847
JPMorgan Mtg. Trust VRS Series 2003-A1, Class 1A1 3.31% due 10/25/2033(1)(4)	402,258	397,733
Kabbage Funding LLC Series 2019-1, Class A 3.83% due 03/15/2024*(6)	1,124,765	1,114,304
Kabbage Funding LLC Series 2019-1, Class B 4.07% due 03/15/2024*(6)	1,420,000	1,361,070

Security Description	Principal Amount	Value (Note 2)
Diversified Financial Services (continued)
KREF, Ltd. FRS Series 2018-FL1, Class C 2.18% (1 ML+2.00%) due 06/15/2036*	$2,332,500	$2,221,706
Lendingpoint Asset Securitization Trust Series 2019-2, Class A 3.07% due 11/10/2025*	877,393	879,506
LHOME Mtg. Trust Series 2019-RTL2, Class A1 3.84% due 03/25/2024*(1)	1,030,000	1,032,714
LHOME Mtg. Trust Series 2019-RTL3, Class A1 3.87% due 07/25/2024*(1)	1,900,000	1,911,277
LL ABS Trust Series 2019-1A, Class A 2.87% due 03/15/2027*	607,341	610,157
LoanCore Issuer, Ltd. FRS Series 2019-CRE3, Class AS 1.54% (1 ML+1.37%) due 04/15/2034*(3)	729,379	704,762
LoanCore Issuer, Ltd. FRS Series 2018-CRE1, Class AS 1.67% (1 ML+1.50%) due 05/15/2028*	3,895,000	3,817,100
LoanCore Issuer, Ltd. FRS Series 2019-CRE3, Class B 1.77% (1 ML+1.60%) due 04/15/2034*(3)	938,344	886,735
LoanCore Issuer, Ltd. FRS Series 2019-CRE3, Class C 2.12% (1 ML+1.95%) due 04/15/2034*(3)	883,353	821,519
LoanCore Issuer, Ltd. FRS Series 2019-CRE2, Class D 2.62% (1 ML+2.45%) due 05/15/2036*	501,000	444,011
LoanCore Issuer, Ltd. FRS Series 2018-CRE1, Class C 2.72% (1 ML+2.55%) due 05/15/2028*	1,025,000	968,625
Loomis Sayles CLO II, Ltd. FRS Series 2015-2A, Class A1R 1.18% (3 ML+0.90%) due 04/15/2028*(2)	2,333,602	2,303,179
LV Tower 52 Series 2013-1, Class A 5.75% due 07/15/2019*(6)	1,113,920	1,123,489
Mariner Finance Issuance Trust Series 2019-AA, Class B 3.51% due 07/20/2032*	1,075,000	1,043,825
Merrill Lynch Mtg. Investors Trust FRS Series 2003-F, Class A1 0.81% (1 ML+0.64%) due 10/25/2028(1)	330,085	321,506
Merrill Lynch Mtg. Investors Trust FRS Series 2003-G, Class A2 1.26% (6 ML+0.68%) due 01/25/2029(1)	707,184	699,844
MF1, Ltd. FRS Series 2019-FL2, Class AS 1.60% (1 ML+1.43%) due 12/25/2034*(3)	5,380,000	5,191,763

237

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C21, Class A4 3.34% due 03/15/2048(3)	$1,207,415	$1,289,029
MRCD Mtg. Trust Series 2019-PARK, Class A 2.72% due 12/15/2036*(3)	1,920,000	1,957,799
MRCD Mtg. Trust Series 2019-PARK, Class D 2.72% due 12/15/2036*(3)	1,242,000	1,201,106
Navistar Financial Dealer Note Master Owner Trust II FRS Series 2019-1, Class A 0.81% (1 ML+0.64%) due 05/25/2024*	2,778,000	2,767,774
Neuberger Berman CLO XVI-S, Ltd. FRS Series 2017-16SA, Class B 1.53% (3 ML+1.25%) due 01/15/2028*(2)	1,920,000	1,865,290
NextGear Floorplan Master Owner Trust Series 2019-2A, Class A2 2.07% due 10/15/2024*	1,175,000	1,163,704
NextGear Floorplan Master Owner Trust Series 2018-1A, Class A2 3.22% due 02/15/2023*	1,360,000	1,372,981
OCP CLO, Ltd. FRS Series 2015-9A, Class A2R 1.63% (3 ML+1.35%) due 07/15/2027*(2)	2,490,000	2,432,581
OL SP LLC Series 2018, Class A 4.16% due 02/11/2030	986,976	1,036,730
OnDeck Asset Securitization Trust LLC Series 2018-1A, Class A 3.50% due 04/18/2022*	222,347	220,605
Oportun Funding IX LLC Series 2018-B, Class A 3.91% due 07/08/2024*	1,941,000	1,963,755
Oportun Funding VIII LLC Series 2018-A, Class A 3.61% due 03/08/2024*	1,012,000	1,015,477
Oportun Funding X LLC Series 2018-C, Class A 4.10% due 10/08/2024*	2,653,000	2,671,704
P4 SFR Holdco LLC Series 2019-STL, Class A 7.25% due 10/11/2026(6)	1,100,000	1,100,000
Palmer Square Loan Funding, Ltd. FRS Series 2020-1A, Class A2 1.73% (3 ML+1.35%) due 02/20/2028*(2)	1,890,000	1,824,959
Palmer Square Loan Funding, Ltd. FRS Series 2020-1A, Class B 2.28% (3 ML+1.90%) due 02/20/2028*(2)	1,671,732	1,601,436
Parallel, Ltd. FRS Series 2015-1A, Class 1R 2.02% (3 ML+1.75%) due 07/20/2027*(2)	680,000	651,225

Security Description	Principal Amount	Value (Note 2)
Diversified Financial Services (continued)
Parallel, Ltd. FRS Series 2015-1A, Class 2R 2.02% (3 ML+1.75%) due 07/20/2027*(2)	$730,000	$699,869
Progress Residential Trust Series 2018-SFR2, Class E 4.66% due 08/17/2035*	1,002,000	1,027,279
Purchasing Power Funding LLC Series 2018-A, Class A 3.34% due 08/15/2022*	804,547	805,718
Race Point VIII CLO, Ltd. FRS Series 2013-8A, Class AR2 1.42% (3 ML+1.04%) due 02/20/2030*(2)	1,890,252	1,863,594
Regional Mgmt. Issuance Trust Series 2019-1, Class B 3.43% due 11/15/2028*	2,000,000	1,912,898
Renew Financial Series 2017-1A, Class A 3.67% due 09/20/2052*	218,209	226,986
Rice Park Financing Trust Series 2016-A, Class A 4.63% due 10/31/2041*	641,492	631,499
Santander Retail Auto Lease Trust Series 2020-A, Class C 2.08% due 03/20/2024*	1,154,000	1,166,744
Santander Retail Auto Lease Trust Series 2018-A, Class A3 2.93% due 05/20/2021*	130,010	130,173
Santander Retail Auto Lease Trust Series 2019-A, Class B 3.01% due 05/22/2023*	1,442,000	1,465,830
Securitized Term Auto Loan Receivables Trust Series 2019-CRTA, Class B 2.45% due 03/25/2026*	820,931	833,625
Securitized Term Auto Loan Receivables Trust Series 2019-CRTA, Class C 2.85% due 03/25/2026*	978,054	995,003
Sequoia Mtg. Trust FRS Series 2003-1, Class 1A 0.95% (1 ML+0.76%) due 04/20/2033(1)	673,279	654,069
Sequoia Mtg. Trust FRS Series 2004-9, Class A1 0.87% (1 ML+0.68%) due 10/20/2034(1)	672,599	637,599
SoFi Consumer Loan Program LLC Series 2016-2A, Class A 3.09% due 10/27/2025*	4,587	4,591
Sonoran Auto Receivables Trust Series 2017-1 4.75% due 07/15/2024(1)(6)	1,342,347	1,335,636
Sonoran Auto Receivables Trust Series 2018-1 4.75% due 06/15/2025(1)(6)	936,586	941,269
Structured Asset Mtg. Investments II Trust FRS Series 2005-AR5, Class A3 0.69% (1 ML+0.25%) due 07/19/2035(1)	360,463	344,729

238

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Synchrony Card Funding LLC Series 2019-A2, Class A 2.34% due 06/15/2025	$2,300,000	$2,365,682
Synchrony Card Funding LLC Series 2019-A1, Class A 2.95% due 03/15/2025	2,373,000	2,455,560
Synchrony Card Issuance Trust Series 2018-A1, Class A1 3.38% due 09/15/2024	1,200,000	1,234,556
THL Credit Wind River CLO, Ltd. FRS Series 2015-2A, Class CR 1.98% (3 ML+1.70%) due 10/15/2027*(2)	435,000	409,251
THL Credit Wind River CLO, Ltd. FRS Series 2012-1A, Class CR2 2.33% (3 ML+2.05%) due 01/15/2026*(2)	2,311,210	2,237,288
Thornburg Mtg. Securities Trust VRS Series 2004-4, Class 3A 3.42% due 12/25/2044(1)(4)	93,659	91,561
TICP CLO I-2, Ltd. FRS Series 2018-IA, Class A2 1.74% (3 ML+1.50%) due 04/26/2028*(2)	2,991,269	2,905,901
Toorak Mtg. Corp., Ltd. Series 2019-2, Class A1 3.72% due 09/25/2022(1)(5)	1,333,000	1,331,461
Tricolor Auto Securitization Trust Series 2018-1A, Class A 5.05% due 12/15/2020*	126,414	126,453
Tricon American Homes Trust Series 2016-SFR1, Class A 2.59% due 11/17/2033*	473,009	476,024
Tricon American Homes Trust Series 2019-SFR1, Class D 3.20% due 03/17/2038*	1,657,000	1,699,340
TVC Mtg. Trust Series 2020-RTL1, Class A1 3.47% due 09/25/2024*(1)	2,300,000	2,292,388
UBS Commercial Mtg. Trust Series 2019-C17, Class A4 2.92% due 10/15/2052(3)	5,905,370	6,492,623
UBS Commercial Mtg. Trust Series 2018-C8, Class A4 3.98% due 02/15/2051(3)	2,736,930	3,155,293
US Auto Funding LLC Series 2019-1A, Class B 3.99% due 12/15/2022*	1,700,000	1,722,384
US Auto Funding LLC Series 2018-1A, Class A 5.50% due 07/15/2023*	443,974	453,828
Vericrest Opportunity Loan Trust Series 2020-NPL2, Class A1A 2.98% due 02/25/2050*(5)	1,420,589	1,405,247
Vericrest Opportunity Loan Trust Series 2019-NPL7, Class A1A 3.18% due 10/25/2049*(5)	765,392	758,807
Vericrest Opportunity Loan Trust Series 2019-NPL8, Class A1A 3.28% due 11/25/2049*(5)	1,226,635	1,226,340
Verizon Owner Trust Series 2017-2A, Class A 1.92% due 12/20/2021*	13,095	13,106

Security Description	Principal Amount	Value (Note 2)
Diversified Financial Services (continued)
Verizon Owner Trust Series 2017-3A, Class A1A 2.06% due 04/20/2022*	$274,869	$275,627
Verizon Owner Trust Series 2018-1A, Class A1A 2.82% due 09/20/2022*	1,569,711	1,583,554
Veros Automobile Receivables Trust Series 2020-1, Class A 1.67% due 09/15/2023*	1,855,464	1,856,030
Veros Automobile Receivables Trust Series 2018-1, Class B 4.05% due 02/15/2024*	1,516,826	1,522,320
VM DEBT LLC 7.50% due 06/15/2024(6)	1,319,766	1,243,291
VOLT 3.17% due 07/27/2023(6)	2,100,000	2,059,050
VOLT LXXX LLC Series 2019-NPL6, Class A1B 4.09% due 10/25/2049*(5)	1,950,000	1,880,417
VOLT LXXXIII LLC Series 2019-NPL9, Class A1A 3.33% due 11/26/2049*(5)	1,331,174	1,323,933
VOLT LXXXV LLC Series 2020-NPL1, Class A1A 3.23% due 01/25/2050*(5)	1,191,252	1,185,019
VOLT LXXXVII LLC Series 2020-NPL3, Class A1A 2.98% due 02/25/2050*(5)	1,435,345	1,424,164
VOLT LXXXVIII LLC Series 2020-NPLS, Class A1 2.98% due 03/25/2050*(5)	1,691,596	1,665,011
Voya, Ltd. CLO FRS Series 2012-4A, Class A2AR 2.18% (3 ML+1.90%) due 10/15/2030*(2)	930,000	917,730
VSE VOI Mtg. LLC Series 2018-A, Class A 3.56% due 02/20/2036*	413,152	425,159
WaMu Mtg. Pass-Through Certs. Trust FRS Series 2005-AR6, Class 2A1A 0.63% (1 ML+0.46%) due 04/25/2045(1)	40,864	40,024
Wells Fargo Commercial Mtg. Trust Series 2019-C53, Class A4 3.04% due 10/15/2052(3)	4,885,325	5,488,660
Wells Fargo Commercial Mtg. Trust Series 2016-C34, Class A4 3.10% due 06/15/2049(3)	1,100,000	1,181,275
Wells Fargo Commercial Mtg. Trust Series 2019-C54, Class A4 3.15% due 12/15/2052(3)	2,412,000	2,720,218
Wells Fargo Commercial Mtg. Trust Series 2017-C42, Class A4 3.59% due 12/15/2050(3)	1,910,000	2,173,482
Wells Fargo Commercial Mtg. Trust Series 2016-LC25, Class A4 3.64% due 12/15/2059(3)	5,195,581	5,851,330
Wells Fargo Commercial Mtg. Trust Series 2015-C30, Class A4 3.66% due 09/15/2058(3)	729,000	809,387
Wells Fargo Commercial Mtg. Trust Series 2014-LC16, Class A5 3.82% due 08/15/2050(3)	5,000,000	5,420,635

239

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Wells Fargo Commercial Mtg. Trust Series 2018-C46, Class A4 4.15% due 08/15/2051(3)	$690,000	$813,741
West CLO, Ltd. FRS Series 2014-1A, Class A2R 1.62% (3 ML+1.35%) due 07/18/2026*(2)	3,146,734	3,117,907
West CLO, Ltd. FRS Series 2014-1A, Class CR 3.27% (3 ML+3.00%) due 07/18/2026*(2)	650,000	646,675
Westgate Resorts LLC Series 2017-1A, Class A 3.05% due 12/20/2030*	145,011	145,136
World Financial Network Credit Card Master Trust Series 2019-A, Class A 3.14% due 12/15/2025	1,090,000	1,120,362
World Omni Automobile Lease Securitization Trust Series 2018-A, Class A3 2.83% due 07/15/2021	116,859	116,970

Total Asset Backed Securities (cost $357,714,238)		359,461,649

U.S. CORPORATE BONDS & NOTES — 31.8%
Aerospace/Defense — 0.5%
Boeing Co. Senior Notes 4.51% due 05/01/2023	1,106,000	1,157,173
Boeing Co. Senior Notes 4.88% due 05/01/2025	265,000	286,771
Boeing Co. Senior Notes 5.15% due 05/01/2030	415,000	452,785
Boeing Co. Senior Notes 5.71% due 05/01/2040	350,000	397,116
Boeing Co. Senior Bonds 5.81% due 05/01/2050	2,318,000	2,722,625
Lockheed Martin Corp. Senior Notes 3.10% due 01/15/2023	104,000	110,652
Lockheed Martin Corp. Senior Notes 4.50% due 05/15/2036	300,000	406,761
Northrop Grumman Corp. Senior Notes 3.20% due 02/01/2027	223,000	252,271
Northrop Grumman Corp. Senior Notes 3.25% due 01/15/2028	100,000	114,346
Northrop Grumman Corp. Senior Notes 3.85% due 04/15/2045	51,000	63,645
Raytheon Technologies Corp. Senior Notes 3.20% due 03/15/2024*	105,000	113,889
Raytheon Technologies Corp. Senior Bonds 4.35% due 04/15/2047*	50,000	65,737

Security Description	Principal Amount	Value (Note 2)
Aerospace/Defense (continued)
United Technologies Corp. Senior Notes 3.75% due 11/01/2046	$225,000	$276,853
United Technologies Corp. Senior Notes 4.05% due 05/04/2047	1,533,000	1,976,607
United Technologies Corp. Senior Notes 4.13% due 11/16/2028	950,000	1,141,489
United Technologies Corp. Senior Notes 4.15% due 05/15/2045	296,000	376,938
United Technologies Corp. Senior Notes 4.50% due 06/01/2042	225,000	300,837

		10,216,495

Aerospace/Defense-Equipment — 0.2%
Harris Corp. Senior Notes 3.83% due 04/27/2025	100,000	112,788
Harris Corp. Senior Notes 4.85% due 04/27/2035	200,000	268,484
TransDigm, Inc. Company Guar. Notes 6.50% due 07/15/2024	2,853,000	2,860,132

		3,241,404

Agricultural Operations — 0.0%
Bunge, Ltd. Finance Corp. Company Guar. Notes 3.50% due 11/24/2020	122,000	122,854
Cargill, Inc. Senior Notes 2.13% due 04/23/2030*	638,000	675,779
Cargill, Inc. Senior Notes 3.25% due 03/01/2023*	45,000	47,914

		846,547

Airlines — 0.2%
American Airlines Pass-Through Trust Pass-Through Certs. Series 2016-3, Class A 3.00% due 04/15/2030	242,190	227,112
American Airlines Pass-Through Trust Pass-Through Certs. Series 2017-1, Class AA 3.65% due 02/15/2029	172,205	164,467
American Airlines Pass-Through Trust Pass-Through Certs. Series 2016-2, Class A 3.65% due 12/15/2029	48,256	38,968
American Airlines Pass-Through Trust Pass-Through Certs. Series 2017-2, Class B 3.70% due 04/15/2027	449,952	306,872
American Airlines Pass-Through Trust Pass-Through Certs. Series 2014-1, Class A 3.70% due 04/01/2028	245,551	205,092

240

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Airlines (continued)
Continental Airlines Pass-Through Trust Pass Through Certs. Series 2012-2, Class A 4.00% due 04/29/2026	$84,988	$79,565
Continental Airlines Pass-Through Trust Pass-Through Certs. Series 2012-1, Class A 4.15% due 10/11/2025	393,281	369,198
Spirit Airlines Pass-Through Trust Pass-Through Certs. Series 2017-1, Class AA 3.38% due 08/15/2031	191,729	180,421
United Airlines Pass-Through Trust Pass-Through Certs. Series 2019-2, Class AA 2.70% due 11/01/2033	596,000	546,252
United Airlines Pass-Through Trust Pass-Through Certs. Series 2018-1, Class AA 3.50% due 09/01/2031	510,366	478,442
United Airlines Pass-Through Trust Pass-Through Certs. Series 2016-1, Class B 3.65% due 07/07/2027	180,752	134,513
United Airlines Pass-Through Trust Pass-Through Certs. Series 2014-1, Class A 4.00% due 10/11/2027	270,697	245,939
United Airlines Pass-Through Trust Pass-Through Certs. Series 2019-1, Class AA 4.15% due 02/25/2033	497,745	484,192
United Airlines Pass-Through Trust Pass-Through Certs. Series 2019-1, Class A 4.55% due 08/25/2031	444,730	362,938
United Airlines Pass-Through Trust Pass-Through Certs. Series 2018-1, Class B 4.60% due 09/01/2027	123,704	91,886

		3,915,857

Applications Software — 0.4%
Microsoft Corp. Senior Notes 2.00% due 08/08/2023	3,193,000	3,349,302
Microsoft Corp. Senior Notes 2.40% due 08/08/2026	200,000	220,242
Microsoft Corp. Senior Bonds 2.53% due 06/01/2050	953,000	1,046,125
Microsoft Corp. Senior Bonds 2.68% due 06/01/2060	282,000	311,514
Microsoft Corp. Senior Notes 3.50% due 02/12/2035	137,000	174,260
Microsoft Corp. Senior Notes 3.95% due 08/08/2056	91,000	127,466

Security Description	Principal Amount	Value (Note 2)
Applications Software (continued)
Microsoft Corp. Senior Notes 4.10% due 02/06/2037	$1,608,000	$2,153,856
Microsoft Corp. Senior Notes 4.20% due 11/03/2035	154,000	207,614
SS&C Technologies, Inc. Company Guar. Notes 5.50% due 09/30/2027*	510,000	547,612

		8,137,991

Auto-Cars/Light Trucks — 0.3%
American Honda Finance Corp. Senior Notes 2.45% due 09/24/2020	165,000	165,473
General Motors Financial Co., Inc. Senior Notes 3.60% due 06/21/2030	2,084,000	2,141,547
General Motors Financial Co., Inc. Company Guar. Notes 4.00% due 10/06/2026	523,000	560,076
General Motors Financial Co., Inc. Company Guar. Notes 4.35% due 04/09/2025	843,000	910,497
Volkswagen Group of America Finance LLC Company Guar. Notes 3.20% due 09/26/2026*	1,851,000	2,032,862
Volkswagen Group of America Finance LLC Company Guar. Notes 3.75% due 05/13/2030*	736,000	838,600

		6,649,055

Auto-Heavy Duty Trucks — 0.2%
Allison Transmission, Inc. Senior Notes 4.75% due 10/01/2027*	3,010,000	3,145,450

Banks-Commercial — 0.5%
Citizens Bank NA Senior Notes 3.70% due 03/29/2023	340,000	366,573
Citizens Financial Group, Inc. Senior Notes 2.38% due 07/28/2021	47,000	47,834
Citizens Financial Group, Inc. Sub. Notes 4.30% due 12/03/2025	94,000	107,733
Compass Bank Senior Notes 2.88% due 06/29/2022	4,211,000	4,349,786
Discover Bank Senior Notes 4.20% due 08/08/2023	475,000	523,417
PNC Bank NA Senior Notes 3.10% due 10/25/2027	3,099,000	3,549,106
Regions Financial Corp. Senior Notes 2.75% due 08/14/2022	108,000	112,558
Regions Financial Corp. Senior Notes 3.80% due 08/14/2023	106,000	115,731

241

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Banks-Commercial (continued)
SunTrust Banks, Inc. Senior Notes 2.70% due 01/27/2022	$102,000	$105,283
SunTrust Banks, Inc. Sub. Notes 3.30% due 05/15/2026	200,000	223,742
SunTrust Banks, Inc. Senior Notes 4.00% due 05/01/2025	53,000	60,618
Truist Bank Sub. Notes 2.25% due 03/11/2030	466,000	492,323
Truist Financial Corp. Senior Notes 1.95% due 06/05/2030	270,000	284,580

		10,339,284

Banks-Fiduciary — 0.1%
Bank of New York Mellon Corp. Senior Notes 2.60% due 02/07/2022	100,000	103,303
Bank of New York Mellon Corp. Senior Notes 2.66% due 05/16/2023	120,000	124,733
Bank of New York Mellon Corp. Senior Notes 3.25% due 09/11/2024	720,000	793,753
Northern Trust Corp. Senior Notes 1.95% due 05/01/2030	830,000	879,801
Northern Trust Corp. Sub. Notes 3.38% due 05/08/2032	105,000	114,823
State Street Corp. Sub. Notes 3.10% due 05/15/2023	540,000	579,620

		2,596,033

Banks-Super Regional — 1.1%
KeyCorp. Senior Notes 4.15% due 10/29/2025	75,000	86,923
PNC Financial Services Group, Inc. Senior Notes 2.55% due 01/22/2030	3,740,000	4,139,039
US Bancorp Senior Notes 2.35% due 01/29/2021	300,000	302,531
Wells Fargo & Co. Senior Notes 2.19% due 04/30/2026	335,000	349,999
Wells Fargo & Co. Senior Notes 2.57% due 02/11/2031	3,408,000	3,615,152
Wells Fargo & Co. Senior Notes 3.07% due 04/30/2041	4,634,000	5,061,742
Wells Fargo & Co. Senior Notes 3.07% due 01/24/2023	1,052,000	1,089,093
Wells Fargo & Co. Senior Notes 3.20% due 06/17/2027	640,000	701,566

Security Description	Principal Amount	Value (Note 2)
Banks-Super Regional (continued)
Wells Fargo & Co. Senior Notes 3.30% due 09/09/2024	$1,440,000	$1,585,124
Wells Fargo & Co. Senior Notes 3.55% due 09/29/2025	200,000	224,953
Wells Fargo & Co. Sub. Notes 4.10% due 06/03/2026	544,000	616,492
Wells Fargo & Co. Sub. Notes 4.40% due 06/14/2046	131,000	163,860
Wells Fargo & Co. Sub. Notes 4.75% due 12/07/2046	144,000	188,762
Wells Fargo & Co. Sub. Notes 4.90% due 11/17/2045	112,000	147,658
Wells Fargo & Co. Senior Notes 5.01% due 04/04/2051	2,695,000	3,851,665

		22,124,559

Beverages-Non-alcoholic — 0.2%
Dr. Pepper Snapple Group, Inc. Company Guar. Notes 3.13% due 12/15/2023	200,000	215,869
Dr. Pepper Snapple Group, Inc. Company Guar. Notes 3.43% due 06/15/2027	75,000	84,793
Keurig Dr Pepper, Inc. Company Guar. Notes 3.20% due 05/01/2030	337,000	382,541
Keurig Dr Pepper, Inc. Company Guar. Notes 3.80% due 05/01/2050	690,000	853,411
Keurig Dr Pepper, Inc. Company Guar. Notes 4.42% due 05/25/2025	112,000	130,913
Keurig Dr Pepper, Inc. Company Guar. Notes 4.99% due 05/25/2038	161,000	217,421
PepsiCo, Inc. Senior Notes 3.50% due 03/19/2040	1,374,000	1,715,594

		3,600,542

Brewery — 0.7%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.70% due 02/01/2036	1,440,000	1,766,535
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.90% due 02/01/2046	1,740,000	2,222,496
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.70% due 02/01/2024	1,244,000	1,373,488
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.63% due 02/01/2044	65,000	80,702

242

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Brewery (continued)
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.50% due 06/01/2030	$290,000	$332,733
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.35% due 06/01/2040	450,000	542,456
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.38% due 04/15/2038	540,000	649,548
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.44% due 10/06/2048	405,000	486,747
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Bonds 4.50% due 06/01/2050	590,000	745,850
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Bonds 4.60% due 06/01/2060	210,000	269,417
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.75% due 01/23/2029	240,000	295,372
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.75% due 04/15/2058	325,000	421,094
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 5.45% due 01/23/2039	2,684,000	3,527,362
Constellation Brands, Inc. Senior Notes 2.88% due 05/01/2030	411,000	448,262
Constellation Brands, Inc. Senior Bonds 3.75% due 05/01/2050	598,000	705,780
Constellation Brands, Inc. Company Guar. Notes 4.40% due 11/15/2025	145,000	170,496
Constellation Brands, Inc. Company Guar. Notes 5.25% due 11/15/2048	85,000	121,307

		14,159,645

Broadcast Services/Program — 0.4%
Discovery Communications LLC Company Guar. Notes 4.65% due 05/15/2050	1,440,000	1,727,423
Discovery Communications LLC Company Guar. Notes 5.20% due 09/20/2047	10,000	12,762
Discovery Communications LLC Company Guar. Notes 6.35% due 06/01/2040	350,000	493,436
Fox Corp. Senior Notes 3.50% due 04/08/2030	539,000	613,438

Security Description	Principal Amount	Value (Note 2)
Broadcast Services/Program (continued)
Fox Corp. Senior Notes 4.71% due 01/25/2029	$3,821,000	$4,656,645

		7,503,704

Building Products-Air & Heating — 0.1%
Lennox International, Inc. Company Guar. Notes 1.70% due 08/01/2027	1,290,000	1,305,659

Building Products-Cement — 0.5%
CRH America, Inc. Company Guar. Notes 5.13% due 05/18/2045*	200,000	245,798
Martin Marietta Materials, Inc. Senior Notes 2.50% due 03/15/2030	950,000	998,652
Martin Marietta Materials, Inc. Senior Notes 3.45% due 06/01/2027	733,000	811,133
Martin Marietta Materials, Inc. Senior Notes 4.25% due 07/02/2024	3,569,000	3,922,328
Martin Marietta Materials, Inc. Senior Notes 4.25% due 12/15/2047	1,504,000	1,799,546
Vulcan Materials Co. Senior Notes 3.50% due 06/01/2030	1,177,000	1,321,551

		9,099,008

Building Products-Wood — 0.2%
Masco Corp. Senior Notes 4.38% due 04/01/2026	2,400,000	2,785,155
Masco Corp. Senior Notes 6.50% due 08/15/2032	250,000	308,194

		3,093,349

Cable/Satellite TV — 1.6%
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.00% due 02/01/2028*	2,710,000	2,872,600
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.80% due 03/01/2050	510,000	617,993
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.91% due 07/23/2025	2,451,000	2,845,877
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.38% due 04/01/2038	138,000	174,108
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.38% due 10/23/2035	714,000	983,998

243

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Cable/Satellite TV (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.83% due 10/23/2055	$175,000	$248,024
Comcast Corp. Company Guar. Notes 1.95% due 01/15/2031	305,000	318,634
Comcast Corp. Company Guar. Notes 2.80% due 01/15/2051	2,837,000	3,071,150
Comcast Corp. Company Guar. Notes 3.15% due 03/01/2026	338,000	381,472
Comcast Corp. Company Guar. Notes 3.20% due 07/15/2036	300,000	349,507
Comcast Corp. Company Guar. Notes 3.25% due 11/01/2039	340,000	400,687
Comcast Corp. Company Guar. Notes 3.45% due 02/01/2050	2,283,000	2,769,179
Comcast Corp. Company Guar. Notes 3.90% due 03/01/2038	273,000	341,733
Comcast Corp. Company Guar. Notes 3.95% due 10/15/2025	318,000	368,423
Comcast Corp. Company Guar. Notes 4.20% due 08/15/2034	630,000	809,887
Comcast Corp. Company Guar. Notes 4.60% due 10/15/2038	385,000	520,796
Comcast Corp. Company Guar. Notes 4.95% due 10/15/2058	485,000	744,854
Cox Communications, Inc. Senior Notes 3.15% due 08/15/2024*	2,762,000	2,998,108
Cox Communications, Inc. Senior Notes 3.35% due 09/15/2026*	134,000	151,072
Cox Communications, Inc. Senior Notes 4.60% due 08/15/2047*	137,000	183,649
CSC Holdings LLC Company Guar. Notes 5.50% due 05/15/2026*	2,925,000	3,067,594
Sirius XM Radio, Inc. Company Guar. Notes 5.38% due 07/15/2026*	3,130,000	3,298,050
Time Warner Cable LLC Senior Sec. Notes 4.50% due 09/15/2042	2,877,000	3,355,137
Time Warner Cable LLC Senior Sec. Notes 5.50% due 09/01/2041	150,000	187,794

		31,060,326

Security Description	Principal Amount	Value (Note 2)
Casino Hotels — 0.0%
Las Vegas Sands Corp. Senior Notes 3.50% due 08/18/2026	$625,000	$626,995

Cellular Telecom — 0.4%
Crown Castle Towers LLC Mtg. Notes 3.22% due 05/15/2042*	208,000	211,439
T-Mobile USA, Inc. Senior Sec. Notes 2.05% due 02/15/2028*	730,000	749,849
T-Mobile USA, Inc. Senior Sec. Notes 2.55% due 02/15/2031*	4,166,000	4,327,849
T-Mobile USA, Inc. Senior Sec. Notes 3.50% due 04/15/2025*	340,000	374,935
T-Mobile USA, Inc. Senior Sec. Notes 3.75% due 04/15/2027*	1,025,000	1,161,130
T-Mobile USA, Inc. Senior Sec. Notes 4.38% due 04/15/2040*	762,000	930,333

		7,755,535

Chemicals-Diversified — 0.0%
Celanese US Holdings LLC Company Guar. Notes 3.50% due 05/08/2024	358,000	381,653
DowDuPont, Inc. Senior Notes 5.32% due 11/15/2038	165,000	219,821

		601,474

Chemicals-Specialty — 0.0%
Albemarle Corp. Senior Notes 5.45% due 12/01/2044	150,000	166,261
Ecolab, Inc. Senior Notes 3.25% due 01/14/2023	154,000	163,586
International Flavors & Fragrances, Inc. Senior Notes 4.45% due 09/26/2028	135,000	157,010
International Flavors & Fragrances, Inc. Senior Notes 5.00% due 09/26/2048	143,000	183,152

		670,009

Coatings/Paint — 0.0%
Sherwin-Williams Co. Senior Notes 3.13% due 06/01/2024	103,000	111,818

Commercial Services-Finance — 0.1%
Global Payments, Inc. Senior Notes 4.15% due 08/15/2049	365,000	455,355
S&P Global, Inc. Company Guar. Notes 3.25% due 12/01/2049	500,000	593,429

		1,048,784

244

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Computer Services — 0.1%
DXC Technology Co. Senior Notes 4.25% due 04/15/2024	$129,000	$140,833
IBM Credit LLC Senior Notes 3.00% due 02/06/2023	400,000	426,629
International Business Machines Corp. Senior Notes 1.70% due 05/15/2027	1,175,000	1,220,869
International Business Machines Corp. Senior Notes 3.30% due 05/15/2026	735,000	836,209

		2,624,540

Computers — 0.7%
Apple, Inc. Senior Notes 1.65% due 05/11/2030	280,000	294,179
Apple, Inc. Senior Notes 2.90% due 09/12/2027	348,000	393,454
Apple, Inc. Senior Notes 3.00% due 06/20/2027	300,000	340,116
Apple, Inc. Senior Notes 3.20% due 05/13/2025	288,000	323,443
Apple, Inc. Senior Notes 3.20% due 05/11/2027	171,000	195,871
Apple, Inc. Senior Notes 3.45% due 02/09/2045	519,000	640,622
Apple, Inc. Senior Notes 3.85% due 05/04/2043	730,000	951,182
Apple, Inc. Senior Notes 3.85% due 08/04/2046	813,000	1,058,692
Apple, Inc. Senior Notes 4.38% due 05/13/2045	1,451,000	2,030,493
Dell International LLC/EMC Corp. Senior Sec. Notes 5.30% due 10/01/2029*	4,508,000	5,189,105
Dell International LLC/EMC Corp. Senior Sec. Notes 5.45% due 06/15/2023*	235,000	258,938
Dell International LLC/EMC Corp. Senior Sec. Notes 6.02% due 06/15/2026*	590,000	691,819
Hewlett Packard Enterprise Co. Senior Notes 1.45% due 04/01/2024	520,000	522,089
HP, Inc. Senior Notes 3.00% due 06/17/2027	310,000	333,868

		13,223,871

Security Description	Principal Amount	Value (Note 2)
Containers-Paper/Plastic — 0.2%
Crown Americas LLC/Crown Americas Capital Corp. Company Guar. Notes 4.75% due 02/01/2026	$3,360,000	$3,506,093
Packaging Corp. of America Senior Notes 4.05% due 12/15/2049	385,000	492,695
WRKCo, Inc. Company Guar. Notes 3.75% due 03/15/2025	300,000	336,160
WRKCo., Inc. Company Guar. Notes 3.90% due 06/01/2028	45,000	51,859

		4,386,807

Cosmetics & Toiletries — 0.1%
Estee Lauder Cos., Inc. Senior Notes 2.60% due 04/15/2030	885,000	984,392
Unilever Capital Corp. Company Guar. Notes 3.38% due 03/22/2025	120,000	134,395

		1,118,787

Data Processing/Management — 0.2%
Fiserv, Inc. Senior Notes 2.65% due 06/01/2030	1,317,000	1,436,245
Fiserv, Inc. Senior Notes 3.20% due 07/01/2026	180,000	202,874
Fiserv, Inc. Senior Notes 3.50% due 07/01/2029	1,760,000	2,036,844
Fiserv, Inc. Senior Notes 4.40% due 07/01/2049	175,000	234,962

		3,910,925

Diagnostic Equipment — 0.0%
Thermo Fisher Scientific, Inc. Senior Notes 4.15% due 02/01/2024	450,000	501,560

Distribution/Wholesale — 0.2%
ABC Supply Co., Inc. Senior Sec. Notes 4.00% due 01/15/2028*	1,525,000	1,586,000
KAR Auction Services, Inc. Company Guar. Notes 5.13% due 06/01/2025*	1,450,000	1,457,250
Univar Solutions USA, Inc. Company Guar. Notes 5.13% due 12/01/2027*	585,000	614,250
WW Grainger, Inc. Senior Notes 4.60% due 06/15/2045	104,000	141,218

		3,798,718

Diversified Banking Institutions — 3.7%
Bank of America Corp. Senior Notes 1.90% due 07/23/2031	290,000	294,782

245

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Bank of America Corp. Senior Notes 2.50% due 02/13/2031	$1,885,000	$2,003,095
Bank of America Corp. Senior Notes 2.68% due 06/19/2041	7,339,000	7,814,956
Bank of America Corp. Senior Notes 2.88% due 04/24/2023	630,000	653,817
Bank of America Corp. Senior Notes 3.09% due 10/01/2025	390,000	423,170
Bank of America Corp. Senior Notes 3.12% due 01/20/2023	144,000	149,109
Bank of America Corp. Senior Notes 3.30% due 01/11/2023	2,700,000	2,883,485
Bank of America Corp. Senior Notes 3.37% due 01/23/2026	200,000	220,754
Bank of America Corp. Senior Notes 3.42% due 12/20/2028	3,566,000	4,029,195
Bank of America Corp. Senior Notes 3.55% due 03/05/2024	400,000	428,553
Bank of America Corp. Senior Notes 3.71% due 04/24/2028	1,000,000	1,144,018
Bank of America Corp. Sub. Notes 3.95% due 04/21/2025	295,000	331,214
Bank of America Corp. Senior Notes 3.97% due 03/05/2029	1,682,000	1,957,990
Bank of America Corp. Sub. Notes 4.00% due 01/22/2025	292,000	326,570
Bank of America Corp. Sub. Notes 4.25% due 10/22/2026	270,000	310,980
Bank of America Corp. Senior Notes 4.44% due 01/20/2048	2,444,000	3,316,562
Citigroup, Inc. Senior Notes 2.67% due 01/29/2031	4,965,000	5,307,576
Citigroup, Inc. Senior Notes 2.75% due 04/25/2022	800,000	830,087
Citigroup, Inc. Senior Notes 3.11% due 04/08/2026	900,000	978,361
Citigroup, Inc. Senior Notes 3.20% due 10/21/2026	194,000	215,412
Citigroup, Inc. Senior Notes 3.40% due 05/01/2026	200,000	224,037
Citigroup, Inc. Senior Notes 3.67% due 07/24/2028	700,000	797,752

Security Description	Principal Amount	Value (Note 2)
Diversified Banking Institutions (continued)
Citigroup, Inc. Sub. Notes 3.88% due 03/26/2025	$600,000	$667,261
Citigroup, Inc. Senior Notes 3.98% due 03/20/2030	600,000	703,720
Citigroup, Inc. Sub. Notes 4.30% due 11/20/2026	540,000	622,275
Citigroup, Inc. Sub. Notes 4.40% due 06/10/2025	190,000	215,567
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027	53,000	61,702
Goldman Sachs Group, Inc. Senior Notes 2.88% due 10/31/2022	1,800,000	1,847,378
Goldman Sachs Group, Inc. Senior Notes 2.91% due 06/05/2023	450,000	467,597
Goldman Sachs Group, Inc. Senior Notes 3.27% due 09/29/2025	484,000	528,022
Goldman Sachs Group, Inc. Senior Notes 3.69% due 06/05/2028	698,000	795,630
Goldman Sachs Group, Inc. Senior Notes 4.41% due 04/23/2039	530,000	677,572
JPMorgan Chase & Co. Sub. Notes 2.96% due 05/13/2031	1,708,000	1,860,334
JPMorgan Chase & Co. Senior Notes 3.13% due 01/23/2025	4,250,000	4,661,946
JPMorgan Chase & Co. Senior Notes 3.51% due 01/23/2029	4,017,000	4,570,675
JPMorgan Chase & Co. Senior Notes 4.01% due 04/23/2029	5,133,000	6,035,904
JPMorgan Chase & Co. Senior Notes 4.20% due 07/23/2029	2,262,000	2,700,110
Morgan Stanley Senior Notes 2.19% due 04/28/2026	285,000	300,133
Morgan Stanley Senior Notes 2.63% due 11/17/2021	330,000	339,468
Morgan Stanley Senior Notes 2.70% due 01/22/2031	272,000	296,559
Morgan Stanley Senior Notes 3.13% due 07/27/2026	236,000	265,009
Morgan Stanley Senior Notes 3.59% due 07/22/2028	533,000	609,544
Morgan Stanley Senior Notes 3.63% due 01/20/2027	457,000	526,117

246

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Morgan Stanley FRS Senior Notes 3.77% (3 ML+1.14%) due 01/24/2029	$278,000	$322,408
Morgan Stanley Senior Notes 3.88% due 01/27/2026	3,445,000	3,956,097
Morgan Stanley Senior Notes 4.00% due 07/23/2025	928,000	1,069,829
Morgan Stanley Sub. Notes 4.10% due 05/22/2023	300,000	326,216
Morgan Stanley Senior Notes 4.30% due 01/27/2045	1,275,000	1,718,924
Morgan Stanley Sub. Notes 4.35% due 09/08/2026	75,000	87,948
Morgan Stanley FRS Senior Notes 4.46% (3 ML+1.43%) due 04/22/2039	300,000	394,764
Morgan Stanley Sub. Notes 5.00% due 11/24/2025	228,000	271,769
Morgan Stanley Senior Notes 5.50% due 07/28/2021	690,000	724,340

		72,266,293

Diversified Manufacturing Operations — 0.0%
Eaton Corp. Company Guar. Notes 5.80% due 03/15/2037	300,000	424,702
General Electric Co. Senior Notes 5.55% due 01/05/2026	200,000	232,368
Parker-Hannifin Corp. Senior Notes 4.10% due 03/01/2047	63,000	77,746
Parker-Hannifin Corp. Senior Notes 4.45% due 11/21/2044	180,000	228,394

		963,210

Drug Delivery Systems — 0.2%
Becton Dickinson and Co. Senior Notes 3.73% due 12/15/2024	84,000	93,478
Becton Dickinson and Co. Senior Notes 3.79% due 05/20/2050	2,784,000	3,391,220

		3,484,698

E-Commerce/Products — 0.0%
Amazon.com, Inc. Senior Notes 2.50% due 06/03/2050	160,000	174,480
Amazon.com, Inc. Senior Notes 2.70% due 06/03/2060	150,000	165,996

Security Description	Principal Amount	Value (Note 2)
E-Commerce/Products (continued)
Amazon.com, Inc. Senior Notes 3.88% due 08/22/2037	$400,000	$519,477

		859,953

E-Commerce/Services — 0.2%
Booking Holdings, Inc. Senior Notes 4.50% due 04/13/2027	1,046,000	1,235,120
Priceline Group, Inc. Senior Notes 2.75% due 03/15/2023	214,000	226,285
Priceline Group, Inc. Senior Notes 3.65% due 03/15/2025	2,307,000	2,567,563

		4,028,968

Electric-Distribution — 0.1%
Commonwealth Edison Co. 1st Mtg. Notes 3.65% due 06/15/2046	121,000	150,948
Entergy Louisiana LLC Collateral Trust Bonds 3.05% due 06/01/2031	145,000	166,352
Mid-Atlantic Interstate Transmission LLC Senior Notes 4.10% due 05/15/2028*	140,000	157,556
National Rural Utilities Cooperative Finance Corp. Senior Sec. Notes 2.95% due 02/07/2024	87,000	93,516
New England Power Co. Senior Notes 3.80% due 12/05/2047*	140,000	172,894
New York State Electric & Gas Corp. Senior Notes 3.25% due 12/01/2026*	113,000	127,713
NextEra Energy Operating Partners LP Company Guar. Notes 4.50% due 09/15/2027*	285,000	309,938

		1,178,917

Electric-Generation — 0.0%
Emera US Finance LP Company Guar. Notes 4.75% due 06/15/2046	320,000	415,679
Tri-State Generation & Transmission Association, Inc. 1st Mtg. Notes 4.25% due 06/01/2046	103,000	124,481

		540,160

Electric-Integrated — 1.4%
Alabama Power Co. Senior Notes 3.75% due 03/01/2045	50,000	62,249
Alabama Power Co. Senior Notes 4.10% due 01/15/2042	63,000	75,727
Alabama Power Co. Senior Notes 5.70% due 02/15/2033	100,000	139,130

247

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Electric-Integrated (continued)
Ameren Illinois Co. 1st Mtg. Bonds 3.25% due 03/15/2050	$400,000	$488,295
Baltimore Gas & Electric Co. Senior Notes 2.80% due 08/15/2022	450,000	468,008
Baltimore Gas & Electric Co. Senior Notes 3.20% due 09/15/2049	230,000	268,928
Berkshire Hathaway Energy Co. Senior Notes 3.50% due 02/01/2025	180,000	199,899
Cleveland Electric Illuminating Co. Senior Notes 3.50% due 04/01/2028*	286,000	308,313
Cleveland Electric Illuminating Co. Senior Notes 5.95% due 12/15/2036	100,000	133,460
CMS Energy Corp. Senior Notes 2.95% due 02/15/2027	116,000	123,975
Delmarva Power & Light Co. 1st Mtg. Bonds 4.15% due 05/15/2045	190,000	243,247
Dominion Resources, Inc. Senior Notes 3.90% due 10/01/2025	689,000	788,004
DTE Electric Co. General Refunding Mtg. 3.70% due 03/15/2045	111,000	138,487
Duke Energy Carolinas LLC Company Guar. Notes 6.00% due 12/01/2028	200,000	267,405
Duke Energy Corp. Senior Notes 3.40% due 06/15/2029	168,000	193,320
Duke Energy Corp. Senior Notes 3.75% due 04/15/2024	180,000	199,135
Duke Energy Corp. Senior Notes 3.75% due 09/01/2046	200,000	246,524
Duke Energy Indiana LLC Senior Notes 6.12% due 10/15/2035	100,000	137,197
Duke Energy Progress LLC 1st Mtg. Notes 4.15% due 12/01/2044	180,000	238,608
Duquesne Light Holdings, Inc. Senior Notes 3.62% due 08/01/2027*	400,000	427,368
Edison International Senior Notes 3.55% due 11/15/2024	734,000	786,732
Edison International Senior Notes 5.75% due 06/15/2027	200,000	233,418
Entergy Arkansas, Inc. 1st Mtg. Bonds 3.50% due 04/01/2026	88,000	100,634
Evergy Metro, Inc. Senior Notes 4.20% due 03/15/2048	100,000	132,955

Security Description	Principal Amount	Value (Note 2)
Electric-Integrated (continued)
Evergy, Inc. Senior Notes 2.90% due 09/15/2029	$450,000	$497,811
Exelon Corp. Junior Sub. Notes 3.50% due 06/01/2022	661,000	692,161
Exelon Corp. Senior Notes 4.70% due 04/15/2050	582,000	804,462
Exelon Generation Co. LLC Senior Notes 3.40% due 03/15/2022	266,000	276,612
Exelon Generation Co. LLC Senior Notes 4.25% due 06/15/2022	216,000	229,061
FirstEnergy Corp. Senior Notes 2.65% due 03/01/2030	3,047,000	3,114,205
FirstEnergy Corp. Senior Notes 3.40% due 03/01/2050	635,000	651,277
FirstEnergy Corp. Senior Notes 4.85% due 07/15/2047	2,685,000	3,319,508
Florida Power & Light Co. 1st Mtg. Notes 3.25% due 06/01/2024	450,000	491,553
Jersey Central Power & Light Co. Senior Notes 4.30% due 01/15/2026*	245,000	286,769
Jersey Central Power & Light Co. Senior Notes 6.15% due 06/01/2037	100,000	134,104
Massachusetts Electric Co. Notes 4.00% due 08/15/2046*	241,000	301,191
MidAmerican Energy Co. 1st Mtg. Notes 3.50% due 10/15/2024	686,000	762,262
Midamerican Energy Holdings Co. Senior Notes 6.13% due 04/01/2036	176,000	266,954
Nevada Power Co. General Refunding Mtg. 5.38% due 09/15/2040	96,000	132,594
Niagara Mohawk Power Corp. Senior Notes 1.96% due 06/27/2030*	450,000	470,064
Niagara Mohawk Power Corp. Senior Notes 3.51% due 10/01/2024*	360,000	395,786
Pacific Gas & Electric Co. 1st Mtg. Notes 1.75% due 06/16/2022	810,000	813,002
Pacific Gas & Electric Co. 1st Mtg. Bonds 3.30% due 08/01/2040	1,470,000	1,488,970
Pacific Gas & Electric Co. 1st Mtg. Notes 4.45% due 04/15/2042	420,000	466,675
Pepco Holdings LLC Senior Notes 7.45% due 08/15/2032	119,000	172,730

248

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Electric-Integrated (continued)
PPL Capital Funding, Inc. Company Guar. Notes 5.00% due 03/15/2044	$1,100,000	$1,430,657
PPL Electric Utilities Corp. 1st Mtg. Bonds 4.13% due 06/15/2044	270,000	353,467
Progress Energy, Inc. Senior Notes 7.00% due 10/30/2031	150,000	217,249
Public Service Co. of Colorado 1st Mtg. Bonds 3.55% due 06/15/2046	53,000	62,432
Public Service Co. of Oklahoma Senior Notes Series G 6.63% due 11/15/2037	450,000	669,303
Public Service Electric & Gas Co. 1st Mtg. Notes 2.25% due 09/15/2026	70,000	75,757
Public Service Electric & Gas Co. 1st Mtg. Notes 3.00% due 05/15/2025	208,000	230,487
Public Service Electric & Gas Co. 1st Mtg. Notes 5.70% due 12/01/2036	100,000	144,880
Southern California Edison Co. 1st Mtg. Notes 3.65% due 03/01/2028	200,000	225,852
Southern California Edison Co. 1st Mtg. Notes 4.05% due 03/15/2042	350,000	408,894
Southern California Edison Co. 1st Mtg. Notes 5.55% due 01/15/2036	100,000	128,970
Southern Co. Senior Notes 3.25% due 07/01/2026	91,000	103,342
Southwestern Electric Power Co. Senior Notes Class J 3.90% due 04/01/2045	110,000	127,628
Southwestern Public Service Co. 1st Mtg. Notes 4.50% due 08/15/2041	100,000	129,992
Virginia Electric & Power Co. Senior Notes 4.45% due 02/15/2044	180,000	243,737
Wisconsin Electric Power Co. Senior Notes 3.10% due 06/01/2025	110,000	120,237
Wisconsin Energy Corp. Senior Notes 3.55% due 06/15/2025	231,000	259,021
Xcel Energy, Inc. Senior Notes 2.40% due 03/15/2021	100,000	101,059
Xcel Energy, Inc. Senior Notes 3.35% due 12/01/2026	220,000	251,285

		27,453,018

Security Description	Principal Amount	Value (Note 2)
Electric-Transmission — 0.2%
AEP Transmission Co. LLC Senior Notes 3.10% due 12/01/2026	$972,000	$1,100,986
AEP Transmission Co. LLC Senior Notes 3.15% due 09/15/2049	95,000	111,153
AEP Transmission Co. LLC Senior Notes 3.65% due 04/01/2050	858,000	1,079,376
ITC Holdings Corp. Senior Notes 2.70% due 11/15/2022	350,000	365,904
ITC Holdings Corp. Senior Notes 2.95% due 05/14/2030*	210,000	232,860
Oncor Electric Delivery Co. LLC Senior Sec. Notes 3.10% due 09/15/2049	425,000	506,247
Pennsylvania Electric Co. Senior Notes 3.25% due 03/15/2028*	75,000	80,895

		3,477,421

Electronic Components-Semiconductors — 0.5%
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.88% due 01/15/2027	4,088,000	4,541,428
Broadcom, Inc. Company Guar. Notes 4.11% due 09/15/2028*	507,000	572,705
Broadcom, Inc. Company Guar. Notes 4.15% due 11/15/2030*	1,819,000	2,043,122
Broadcom, Inc. Company Guar. Notes 4.75% due 04/15/2029*	2,800,000	3,264,323

		10,421,578

Electronic Measurement Instruments — 0.0%
Roper Technologies, Inc. Senior Notes 3.00% due 12/15/2020	62,000	62,485

Electronic Parts Distribution — 0.0%
Arrow Electronics, Inc. Senior Notes 3.25% due 09/08/2024	44,000	46,990
Arrow Electronics, Inc. Senior Notes 3.50% due 04/01/2022	200,000	205,990
Arrow Electronics, Inc. Senior Notes 3.88% due 01/12/2028	133,000	145,109

		398,089

Enterprise Software/Service — 0.1%
Oracle Corp. Senior Notes 2.40% due 09/15/2023	122,000	128,962
Oracle Corp. Senior Notes 2.50% due 05/15/2022	361,000	373,709

249

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Enterprise Software/Service (continued)
Oracle Corp. Senior Notes 2.50% due 10/15/2022	$450,000	$470,451
Oracle Corp. Senior Notes 2.95% due 11/15/2024	400,000	437,438
Oracle Corp. Senior Notes 2.95% due 05/15/2025	600,000	662,267
Oracle Corp. Senior Notes 3.80% due 11/15/2037	200,000	244,204
Oracle Corp. Senior Notes 3.85% due 07/15/2036	54,000	66,508
Oracle Corp. Senior Notes 3.90% due 05/15/2035	46,000	57,836
Oracle Corp. Senior Notes 4.30% due 07/08/2034	81,000	103,905
Oracle Corp. Senior Notes 4.38% due 05/15/2055	200,000	269,846

		2,815,126

Finance-Credit Card — 0.1%
Capital One Financial Corp. Senior Notes 3.20% due 02/05/2025	105,000	114,373
Capital One Financial Corp. Senior Notes 3.75% due 04/24/2024	1,065,000	1,165,628
Capital One Financial Corp. Sub. Notes 4.20% due 10/29/2025	100,000	112,354
Western Union Co. Senior Notes 3.60% due 03/15/2022	300,000	312,196

		1,704,551

Finance-Investment Banker/Broker — 0.2%
Charles Schwab Corp. Senior Notes 3.20% due 03/02/2027	3,608,000	4,084,711

Finance-Leasing Companies — 0.1%
Air Lease Corp. Senior Notes 3.25% due 03/01/2025	194,000	196,192
Air Lease Corp. Senior Notes 3.25% due 10/01/2029	775,000	742,221
Air Lease Corp. Senior Notes 3.38% due 07/01/2025	455,000	461,927
Air Lease Corp. Senior Notes 3.75% due 06/01/2026	460,000	467,908
International Lease Finance Corp. Senior Notes 5.88% due 08/15/2022	150,000	161,978

Security Description	Principal Amount	Value (Note 2)
Finance-Leasing Companies (continued)
International Lease Finance Corp. Senior Notes 8.63% due 01/15/2022	$500,000	$540,188

		2,570,414

Finance-Other Services — 0.4%
Blackstone/GSO Secured Lending Fund Senior Notes 3.65% due 07/14/2023*	390,000	391,981
CME Group, Inc. Senior Notes 3.00% due 03/15/2025	291,000	321,078
GTP Acquisition Partners I LLC Sec. Notes 3.48% due 06/15/2050*	171,000	184,195
Intercontinental Exchange, Inc. Senior Notes 2.10% due 06/15/2030	594,000	628,957
Intercontinental Exchange, Inc. Senior Notes 3.00% due 06/15/2050	1,602,000	1,844,429
Intercontinental Exchange, Inc. Company Guar. Notes 3.10% due 09/15/2027	2,993,000	3,401,509
Intercontinental Exchange, Inc. Senior Notes 3.75% due 09/21/2028	1,073,000	1,279,552

		8,051,701

Food-Confectionery — 0.0%
Mondelez International, Inc. Senior Notes 1.50% due 05/04/2025	160,000	166,044
Mondelez International, Inc. Senior Notes 2.75% due 04/13/2030	302,000	335,293

		501,337

Food-Meat Products — 0.0%
Tyson Foods, Inc. Senior Notes 5.15% due 08/15/2044	195,000	263,826

Food-Misc./Diversified — 0.2%
Campbell Soup Co. Senior Notes 4.80% due 03/15/2048	155,000	214,337
Conagra Brands, Inc. Senior Notes 5.30% due 11/01/2038	105,000	143,132
General Mills, Inc. Senior Notes 2.88% due 04/15/2030	806,000	903,399
General Mills, Inc. Senior Notes 4.00% due 04/17/2025	225,000	257,400
General Mills, Inc. Senior Notes 4.55% due 04/17/2038	55,000	74,518
Kellogg Co. Senior Notes 2.10% due 06/01/2030	290,000	304,164

250

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Food-Misc./Diversified (continued)
Mars, Inc. Senior Notes 1.63% due 07/16/2032*	$760,000	$770,999
McCormick & Co., Inc. Senior Notes 2.50% due 04/15/2030	751,000	818,442

		3,486,391

Food-Retail — 0.1%
Kroger Co. Senior Bonds 5.00% due 04/15/2042	400,000	532,492
The Kroger Co. Senior Notes 4.00% due 02/01/2024	540,000	596,620

		1,129,112

Gas-Distribution — 0.8%
AGL Capital Corp. Company Guar. Notes 3.25% due 06/15/2026	85,000	92,096
Atmos Energy Corp. Senior Notes 4.13% due 10/15/2044	270,000	356,250
Boston Gas Co. Senior Notes 3.15% due 08/01/2027*	3,603,000	4,015,089
Brooklyn Union Gas Co. Senior Notes 4.27% due 03/15/2048*	250,000	332,481
CenterPoint Energy Resources Corp. Senior Notes 4.50% due 01/15/2021	540,000	544,558
Dominion Energy Gas Holdings LLC Senior Notes 3.90% due 11/15/2049	423,000	513,997
East Ohio Gas Co. Senior Notes 3.00% due 06/15/2050*	810,000	895,727
KeySpan Gas East Corp. Notes 2.74% due 08/15/2026*	3,186,000	3,442,327
NiSource, Inc. Senior Notes 2.95% due 09/01/2029	245,000	273,418
NiSource, Inc. Senior Notes 3.60% due 05/01/2030	2,697,000	3,170,657
NiSource, Inc. Senior Notes 6.25% due 12/15/2040	330,000	480,283
Southern California Gas Co. 1st Mtg. Notes 2.55% due 02/01/2030	666,000	736,649
Southern Co. Gas Capital Corp. Company Guar. Notes 2.45% due 10/01/2023	58,000	61,007
Southern Co. Gas Capital Corp. Company Guar. Notes 3.95% due 10/01/2046	71,000	86,031

		15,000,570

Security Description	Principal Amount	Value (Note 2)
Hotels/Motels — 0.0%
Marriott International, Inc. Senior Notes 4.63% due 06/15/2030	$758,000	$812,403

Independent Power Producers — 0.1%
Clearway Energy Operating LLC Company Guar. Notes 4.75% due 03/15/2028*	600,000	641,250
NRG Energy, Inc. Senior Sec. Notes 4.45% due 06/15/2029*	300,000	326,651

		967,901

Instruments-Controls — 0.0%
Honeywell International, Inc. Senior Notes 1.35% due 06/01/2025	700,000	724,333

Insurance Brokers — 0.4%
Aon Corp. Company Guar. Notes 3.75% due 05/02/2029	3,568,000	4,184,955
Marsh & McLennan Cos., Inc. Senior Notes 4.20% due 03/01/2048	3,093,000	4,169,551

		8,354,506

Insurance-Life/Health — 0.1%
Athene Global Funding Sec. Notes 2.75% due 06/25/2024*	180,000	186,041
Athene Global Funding Sec. Notes 2.95% due 11/12/2026*	1,125,000	1,167,725
Jackson National Life Global Funding Senior Sec. Notes 3.25% due 01/30/2024*	172,000	184,516
Lincoln National Corp. Senior Notes 4.20% due 03/15/2022	450,000	477,084
Pacific Life Insurance Co. Sub. Notes 4.30% due 10/24/2067*	249,000	269,510
Principal Financial Group, Inc. Company Guar. Notes 3.13% due 05/15/2023	100,000	106,643
Prudential Insurance Co. of America Sub. Notes 8.30% due 07/01/2025*	200,000	262,896
Teachers Insurance & Annuity Association of America Sub. Notes 4.27% due 05/15/2047*	200,000	254,149

		2,908,564

Insurance-Multi-line — 0.3%
American Financial Group, Inc. Senior Notes 3.50% due 08/15/2026	300,000	324,428
Guardian Life Insurance Co. of America Sub. Notes 4.85% due 01/24/2077*	63,000	91,289
Hartford Financial Services Group, Inc. Senior Notes 2.80% due 08/19/2029	2,747,000	2,991,430

251

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Insurance-Multi-line (continued)
Hartford Financial Services Group, Inc. Senior Notes 3.60% due 08/19/2049	$1,057,000	$1,228,943
Hartford Financial Services Group, Inc. Senior Notes 4.30% due 04/15/2043	260,000	317,807
Metropolitan Life Global Funding I Senior Sec. Notes 3.00% due 01/10/2023*	326,000	346,316

		5,300,213

Insurance-Mutual — 0.1%
Liberty Mutual Group, Inc. Company Guar. Notes 4.25% due 06/15/2023*	100,000	109,780
Liberty Mutual Group, Inc. Company Guar. Notes 4.57% due 02/01/2029*	350,000	426,209
New York Life Global Funding Sec. Notes 3.00% due 01/10/2028*	162,000	182,240
New York Life Insurance Co. Sub. Notes 4.45% due 05/15/2069*	305,000	405,991

		1,124,220

Insurance-Property/Casualty — 0.1%
ACE INA Holdings, Inc. Company Guar. Notes 3.35% due 05/15/2024	630,000	698,140
Assurant, Inc. Senior Notes 4.20% due 09/27/2023	305,000	323,347
OneBeacon US Holdings, Inc. Company Guar. Notes 4.60% due 11/09/2022	300,000	311,574
Progressive Corp. Senior Notes 3.20% due 03/26/2030	1,067,000	1,249,445

		2,582,506

Internet Brokers — 0.4%
E*TRADE Financial Corp. Senior Notes 3.80% due 08/24/2027	4,193,000	4,739,917
E*TRADE Financial Corp. Senior Notes 4.50% due 06/20/2028	1,523,000	1,792,725
TD Ameritrade Holding Corp. Senior Notes 3.30% due 04/01/2027	481,000	547,164

		7,079,806

Internet Content-Entertainment — 0.0%
Netflix, Inc. Senior Notes 4.88% due 04/15/2028	595,000	691,640

Investment Management/Advisor Services — 0.1%
Blackstone Holdings Finance Co. LLC Company Guar. Notes 4.45% due 07/15/2045*	110,000	133,737

Security Description	Principal Amount	Value (Note 2)
Investment Management/Advisor Services (continued)
Raymond James Financial, Inc. Senior Notes 4.95% due 07/15/2046	$1,428,000	$1,843,771

		1,977,508

Machinery-Construction & Mining — 0.1%
Caterpillar Financial Services Corp. Senior Notes 2.75% due 08/20/2021	720,000	738,470
Caterpillar Financial Services Corp. Senior Notes 3.25% due 12/01/2024	180,000	199,655
Caterpillar, Inc. Senior Notes 6.05% due 08/15/2036	100,000	150,438

		1,088,563

Machinery-Electrical — 0.1%
BWX Technologies, Inc. Company Guar. Notes 4.13% due 06/30/2028*	1,173,000	1,219,920

Machinery-Farming — 0.1%
CNH Industrial Capital LLC Company Guar. Notes 1.95% due 07/02/2023	1,242,000	1,253,702
CNH Industrial Capital LLC Company Guar. Notes 4.20% due 01/15/2024	539,000	581,111
John Deere Capital Corp. Senior Notes 2.25% due 09/14/2026	270,000	294,772

		2,129,585

Machinery-General Industrial — 0.4%
Otis Worldwide Corp. Senior Notes 2.57% due 02/15/2030*	3,075,000	3,334,488
Wabtec Corp. Company Guar. Notes 4.95% due 09/15/2028	3,564,000	4,072,768

		7,407,256

Machinery-Pumps — 0.0%
Xylem, Inc. Senior Notes 3.25% due 11/01/2026	49,000	55,039

Medical Instruments — 0.3%
Alcon Finance Corp.* Company Guar. Notes 2.60% due 05/27/2030	556,000	598,296
Alcon Finance Corp. Company Guar. Notes 2.75% due 09/23/2026*	964,000	1,056,872
Alcon Finance Corp. Company Guar. Notes 3.00% due 09/23/2029*	1,740,000	1,932,203
Boston Scientific Corp. Senior Notes 3.75% due 03/01/2026	500,000	575,826
Boston Scientific Corp. Senior Notes 4.00% due 03/01/2029	875,000	1,031,511

252

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Medical Instruments (continued)
Boston Scientific Corp. Senior Notes 4.55% due 03/01/2039	$200,000	$261,408
Medtronic, Inc. Company Guar. Notes 4.63% due 03/15/2045	46,000	66,351

		5,522,467

Medical Labs & Testing Services — 0.2%
Laboratory Corp. of America Holdings Senior Notes 3.20% due 02/01/2022	203,000	210,848
Laboratory Corp. of America Holdings Senior Notes 4.70% due 02/01/2045	3,046,000	4,040,013
Quest Diagnostics, Inc. Senior Notes 3.45% due 06/01/2026	56,000	64,003

		4,314,864

Medical Products — 0.1%
Abbott Laboratories Senior Notes 1.15% due 01/30/2028	300,000	307,628
Abbott Laboratories Senior Notes 3.40% due 11/30/2023	1,147,000	1,251,621
Abbott Laboratories Senior Notes 4.90% due 11/30/2046	535,000	813,224
Zimmer Biomet Holdings, Inc. Senior Notes 3.70% due 03/19/2023	97,000	104,121

		2,476,594

Medical-Biomedical/Gene — 0.1%
Amgen, Inc. Senior Notes 2.20% due 02/21/2027	265,000	282,831
Baxalta, Inc. Company Guar. Notes 3.60% due 06/23/2022	29,000	30,304
Baxalta, Inc. Company Guar. Notes 5.25% due 06/23/2045	14,000	19,897
Biogen, Inc. Senior Notes 2.25% due 05/01/2030	545,000	568,950
Biogen, Inc. Senior Bonds 3.15% due 05/01/2050	145,000	152,971

		1,054,953

Medical-Drugs — 0.7%
AbbVie, Inc. Senior Notes 2.80% due 03/15/2023*	300,000	312,578
AbbVie, Inc. Senior Notes 3.20% due 11/21/2029*	794,000	892,464
AbbVie, Inc. Senior Notes 3.38% due 09/15/2020*	138,000	138,490

Security Description	Principal Amount	Value (Note 2)
Medical-Drugs (continued)
AbbVie, Inc. Senior Notes 3.45% due 03/15/2022*	$450,000	$468,034
AbbVie, Inc. Senior Notes 3.80% due 03/15/2025*	4,103,000	4,596,832
AbbVie, Inc. Senior Notes 3.85% due 06/15/2024*	230,000	254,422
AbbVie, Inc. Senior Notes 4.05% due 11/21/2039*	784,000	964,663
AbbVie, Inc. Senior Notes 4.40% due 11/06/2042	275,000	350,083
AbbVie, Inc. Senior Notes 4.50% due 05/14/2035	420,000	528,337
Bristol-Myers Squibb Co. Senior Notes 3.20% due 06/15/2026	358,000	406,603
Bristol-Myers Squibb Co. Senior Notes 3.90% due 02/20/2028	325,000	388,408
Bristol-Myers Squibb Co. Senior Notes 4.13% due 06/15/2039	241,000	322,442
Bristol-Myers Squibb Co. Senior Notes 4.55% due 02/20/2048	155,000	226,640
Bristol-Myers Squibb Co. Senior Notes 5.00% due 08/15/2045	345,000	519,439
Bristol-Myers Squibb Co. Senior Notes 5.70% due 10/15/2040	114,000	176,410
Merck & Co., Inc. Senior Bonds 2.45% due 06/24/2050	400,000	430,938
Pfizer, Inc. Senior Notes 3.90% due 03/15/2039	480,000	618,107
Upjohn, Inc. Company Guar. Notes 2.30% due 06/22/2027*	1,157,000	1,215,866
Zoetis, Inc. Senior Notes 2.00% due 05/15/2030	370,000	391,542

		13,202,298

Medical-HMO — 0.2%
Anthem, Inc. Senior Notes 3.50% due 08/15/2024	540,000	595,399
Anthem, Inc. Senior Notes 4.10% due 03/01/2028	105,000	125,329
UnitedHealth Group, Inc. Senior Notes 2.00% due 05/15/2030	210,000	223,850
UnitedHealth Group, Inc. Senior Notes 3.10% due 03/15/2026	201,000	226,999

253

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Medical-HMO (continued)
UnitedHealth Group, Inc. Senior Notes 3.50% due 08/15/2039	$420,000	$515,018
UnitedHealth Group, Inc. Senior Notes 3.70% due 08/15/2049	903,000	1,160,095
UnitedHealth Group, Inc. Senior Notes 4.63% due 07/15/2035	260,000	352,100
WellPoint, Inc. Senior Notes 4.65% due 08/15/2044	180,000	245,775

		3,444,565

Medical-Hospitals — 1.3%
Bon Secours Mercy Health, Inc. Sec. Notes 3.46% due 06/01/2030	540,000	603,166
Children’s Hospital Corp. Company Guar. Notes 2.59% due 02/01/2050	270,000	282,749
Cottage Health Obligated Group Sec. Notes 3.30% due 11/01/2049	320,000	372,012
Hackensack Meridian Health, Inc. Sec. Notes 4.21% due 07/01/2048	1,583,000	2,026,562
Hackensack Meridian Health, Inc. Senior Notes 4.50% due 07/01/2057	2,009,000	2,721,424
Hartford HealthCare Corp. Senior Notes 3.45% due 07/01/2054	700,000	693,468
HCA, Inc. Senior Sec. Notes 4.13% due 06/15/2029	2,262,000	2,647,566
HCA, Inc. Senior Sec. Notes 5.13% due 06/15/2039	335,000	425,653
HCA, Inc. Senior Sec. Notes 5.25% due 06/15/2026	1,552,000	1,823,429
HCA, Inc. Company Guar. Notes 5.63% due 09/01/2028	3,510,000	4,185,675
Memorial Health Services Senior Notes 3.45% due 11/01/2049	620,000	677,283
MultiCare Health System Notes 2.80% due 08/15/2050	235,000	245,905
Northwell Healthcare, Inc. Sec. Notes 3.98% due 11/01/2046	594,000	682,026
Northwell Healthcare, Inc. Sec. Notes 4.26% due 11/01/2047	1,720,000	2,028,740
NYU Langone Hospitals Sec. Notes 3.38% due 07/01/2055	270,000	286,551
Partners Healthcare System, Inc. Notes 3.34% due 07/01/2060	1,138,000	1,292,497

Security Description	Principal Amount	Value (Note 2)
Medical-Hospitals (continued)
Providence St Joseph Health Obligated Group Notes 2.75% due 10/01/2026	$84,000	$90,369
Rush Obligated Group Notes 3.92% due 11/15/2029	512,000	591,576
Texas Health Resources Sec. Notes 4.33% due 11/15/2055	400,000	551,314
Tower Health Bonds 4.45% due 02/01/2050	3,152,000	2,946,634

		25,174,599

Metal Processors & Fabrication — 0.0%
Precision Castparts Corp. Senior Notes 3.25% due 06/15/2025	160,000	179,164
Precision Castparts Corp. Senior Notes 4.20% due 06/15/2035	150,000	187,174
Precision Castparts Corp. Senior Notes 4.38% due 06/15/2045	100,000	126,298

		492,636

Metal-Aluminum — 0.2%
Kaiser Aluminum Corp. Company Guar. Notes 4.63% due 03/01/2028*	600,000	597,300
Novelis Corp. Company Guar. Notes 5.88% due 09/30/2026*	2,345,000	2,501,904

		3,099,204

Metal-Copper — 0.1%
Freeport-McMoRan, Inc. Company Guar. Notes 5.40% due 11/14/2034	2,490,000	2,795,025

Metal-Diversified — 0.1%
Glencore Funding LLC Company Guar. Notes 4.13% due 05/30/2023*	1,333,000	1,431,778

Multimedia — 0.2%
NBCUniversal Media LLC Company Guar. Notes 2.88% due 01/15/2023	900,000	960,775
Walt Disney Co. Company Guar. Notes 3.60% due 01/13/2051	2,737,000	3,213,567
Walt Disney Co. Company Guar. Notes 3.70% due 10/15/2025	540,000	615,775

		4,790,117

Non-Hazardous Waste Disposal — 0.1%
Republic Services, Inc. Senior Notes 3.95% due 05/15/2028	1,322,000	1,587,192

254

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Non-Profit Charity — 0.0%
Ford Foundation Notes 2.82% due 06/01/2070	$175,000	$192,985

Oil Companies-Exploration & Production — 0.1%
Alberta Energy Co., Ltd. Company Guar. Notes 7.38% due 11/01/2031	100,000	100,285
Alberta Energy Co., Ltd. Company Guar. Notes 8.13% due 09/15/2030	150,000	152,808
ConocoPhillips Co. Company Guar. Notes 4.95% due 03/15/2026	225,000	273,119
Diamondback Energy, Inc. Company Guar. Notes 4.75% due 05/31/2025	275,000	299,107
EOG Resources, Inc. Senior Notes 4.15% due 01/15/2026	100,000	116,394
EQT Corp. Senior Notes 3.90% due 10/01/2027	201,000	189,402
Hess Corp. Senior Notes 6.00% due 01/15/2040	191,000	219,578
Marathon Oil Corp. Senior Notes 2.80% due 11/01/2022	200,000	202,514
Noble Energy, Inc. Senior Notes 3.25% due 10/15/2029	280,000	314,870
Noble Energy, Inc. Senior Notes 5.05% due 11/15/2044	130,000	174,257
Noble Energy, Inc. Senior Notes 6.00% due 03/01/2041	180,000	258,444
Ovintiv, Inc. Company Guar. Notes 7.20% due 11/01/2031	100,000	97,104

		2,397,882

Oil Companies-Integrated — 0.3%
BP Capital Markets America, Inc. Company Guar. Notes 3.02% due 01/16/2027	300,000	332,118
Eni USA, Inc. Company Guar. Notes 7.30% due 11/15/2027	200,000	253,968
Exxon Mobil Corp. Senior Notes 2.61% due 10/15/2030	580,000	640,602
Exxon Mobil Corp. Senior Notes 2.99% due 03/19/2025	640,000	704,046
Exxon Mobil Corp. Senior Notes 3.00% due 08/16/2039	410,000	454,179
Exxon Mobil Corp. Senior Notes 3.10% due 08/16/2049	510,000	571,735

Security Description	Principal Amount	Value (Note 2)
Oil Companies-Integrated (continued)
Exxon Mobil Corp. Senior Bonds 3.45% due 04/15/2051	$1,219,000	$1,441,112
Exxon Mobil Corp. Senior Notes 4.11% due 03/01/2046	183,000	231,085
Exxon Mobil Corp. Senior Notes 4.23% due 03/19/2040	853,000	1,094,421

		5,723,266

Oil Refining & Marketing — 0.2%
Marathon Petroleum Corp. Senior Notes 4.50% due 05/01/2023	666,000	721,691
Marathon Petroleum Corp. Senior Notes 4.75% due 09/15/2044	2,160,000	2,467,220
Marathon Petroleum Corp. Senior Notes 5.85% due 12/15/2045	1,070,000	1,282,919

		4,471,830

Oil-Field Services — 0.3%
Baker Hughes Holdings LLC Senior Notes 5.13% due 09/15/2040	150,000	189,514
Halliburton Co. Senior Notes 2.92% due 03/01/2030	3,547,000	3,565,386
Halliburton Co. Senior Notes 3.80% due 11/15/2025	22,000	23,837
Halliburton Co. Senior Notes 4.85% due 11/15/2035	85,000	92,614
Halliburton Co. Senior Notes 5.00% due 11/15/2045	1,111,000	1,186,921
Schlumberger Holdings Corp. Senior Notes 3.90% due 05/17/2028*	227,000	250,617

		5,308,889

Paper & Related Products — 0.0%
International Paper Co. Senior Notes 8.70% due 06/15/2038	100,000	160,283

Petrochemicals — 0.0%
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP Senior Notes 5.13% due 04/01/2025*	700,000	823,740

Pharmacy Services — 0.4%
Cigna Corp. Senior Notes 2.40% due 03/15/2030	1,762,000	1,879,684
Cigna Corp. Company Guar. Notes 3.75% due 07/15/2023	2,677,000	2,916,674
CVS Health Corp. Senior Notes 3.25% due 08/15/2029	410,000	461,116

255

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Pharmacy Services (continued)
CVS Health Corp. Senior Notes 4.30% due 03/25/2028	$339,000	$402,732
CVS Health Corp. Senior Notes 5.05% due 03/25/2048	1,244,000	1,713,598
CVS Pass-Through Trust Pass-Through Certs. 7.51% due 01/10/2032*	209,669	264,304
CVS Pass-Through Trust Pass-Through Certs. Series 2009 8.35% due 07/10/2031*	282,268	366,319

		8,004,427

Physicians Practice Management — 0.3%
Toledo Hospital Sec. Notes 5.33% due 11/15/2028	3,425,000	3,722,907
Toledo Hospital Senior Sec. Notes 5.75% due 11/15/2038	1,296,000	1,545,832

		5,268,739

Pipelines — 1.5%
Boardwalk Pipelines LP Company Guar. Notes 4.80% due 05/03/2029	200,000	217,597
Buckeye Partners LP Senior Notes 5.85% due 11/15/2043	260,000	239,200
Cameron LNG LLC Senior Sec. Notes 3.70% due 01/15/2039*	479,000	552,078
Cheniere Energy Partners LP Company Guar. Notes 4.50% due 10/01/2029	1,960,000	2,073,288
Enable Midstream Partners LP Senior Notes 4.15% due 09/15/2029	272,000	246,568
Enable Midstream Partners LP Senior Notes 4.95% due 05/15/2028	150,000	144,286
Energy Transfer Operating LP Company Guar. Notes 4.75% due 01/15/2026	128,000	139,056
Energy Transfer Operating LP Company Guar. Notes 5.00% due 05/15/2050	295,000	292,720
Energy Transfer Operating LP Company Guar. Notes 6.05% due 06/01/2041	377,000	400,153
EnLink Midstream Partners LP Senior Notes 4.15% due 06/01/2025	300,000	240,360
Enterprise Products Operating LLC Company Guar. Notes 3.20% due 02/15/2052	690,000	684,708
Enterprise Products Operating LLC Company Guar. Notes 3.70% due 01/31/2051	375,000	404,396

Security Description	Principal Amount	Value (Note 2)
Pipelines (continued)
Enterprise Products Operating LLC Company Guar. Notes 3.90% due 02/15/2024	$720,000	$793,403
Enterprise Products Operating LLC Company Guar. Notes 3.95% due 01/31/2060	240,000	263,523
Enterprise Products Operating LLC Company Guar. Notes 4.95% due 10/15/2054	180,000	221,862
EQM Midstream Partners LP Senior Notes 5.50% due 07/15/2028	350,000	362,880
Kinder Morgan Energy Partners LP Company Guar. Notes 5.40% due 09/01/2044	1,700,000	2,090,491
Kinder Morgan, Inc. Company Guar. Notes 2.00% due 02/15/2031	260,000	258,195
Kinder Morgan, Inc. Company Guar. Notes 3.25% due 08/01/2050	320,000	314,873
Magellan Midstream Partners LP Senior Notes 3.20% due 03/15/2025	103,000	108,303
Magellan Midstream Partners LP Senior Notes 4.20% due 12/01/2042	108,000	112,641
Magellan Midstream Partners LP Senior Notes 6.40% due 05/01/2037	210,000	267,099
MPLX LP Senior Notes 4.13% due 03/01/2027	155,000	169,143
MPLX LP Senior Notes 4.50% due 04/15/2038	210,000	224,035
MPLX LP Senior Notes 4.80% due 02/15/2029	279,000	321,968
MPLX LP Senior Notes 5.20% due 03/01/2047	81,000	91,355
MPLX LP Senior Notes 5.25% due 01/15/2025	161,000	167,742
MPLX LP Senior Notes 5.50% due 02/15/2049	175,000	209,693
ONEOK Partners LP Company Guar. Notes 3.38% due 10/01/2022	40,000	41,465
ONEOK Partners LP Company Guar. Notes 5.00% due 09/15/2023	90,000	97,497
ONEOK Partners LP Company Guar. Notes 6.65% due 10/01/2036	240,000	277,954
ONEOK, Inc. Company Guar. Notes 3.40% due 09/01/2029	245,000	238,512
ONEOK, Inc. Company Guar. Notes 5.20% due 07/15/2048	2,614,000	2,625,687

256

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
ONEOK, Inc. Company Guar. Notes 7.50% due 09/01/2023	$559,000	$639,757
Phillips 66 Partners LP Senior Notes 3.15% due 12/15/2029	250,000	254,869
Phillips 66 Partners LP Senior Notes 3.55% due 10/01/2026	49,000	53,117
Phillips 66 Partners LP Senior Notes 4.90% due 10/01/2046	106,000	118,454
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 3.55% due 12/15/2029	5,023,000	4,961,779
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 4.70% due 06/15/2044	350,000	324,887
Sabine Pass Liquefaction LLC Senior Sec. Notes 4.20% due 03/15/2028	1,114,000	1,226,169
Sabine Pass Liquefaction LLC* Senior Sec. Notes 4.50% due 05/15/2030	657,000	757,898
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.75% due 05/15/2024	2,386,000	2,718,372
Southern Natural Gas Co. LLC Senior Notes 4.80% due 03/15/2047*	102,000	118,829
Southern Natural Gas Co. LLC Senior Notes 8.00% due 03/01/2032	140,000	202,743
Spectra Energy Partners LP Company Guar. Notes 3.50% due 03/15/2025	313,000	342,893
Sunoco Logistics Partners Operations LP Company Guar. Notes 4.95% due 01/15/2043	567,000	533,485
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 5.88% due 04/15/2026	1,680,000	1,785,470
TC PipeLines LP Senior Notes 3.90% due 05/25/2027	106,000	113,762
Tennessee Gas Pipeline Co. LLC Company Guar. Notes 2.90% due 03/01/2030*	425,000	448,644
Texas Eastern Transmission LP Senior Notes 3.50% due 01/15/2028*	60,000	65,646
Williams Cos., Inc. Senior Notes 3.90% due 01/15/2025	174,000	190,771
Williams Cos., Inc. Senior Notes 4.85% due 03/01/2048	178,000	212,027

		29,962,303

Security Description	Principal Amount	Value (Note 2)
Poultry — 0.1%
Pilgrim’s Pride Corp. Company Guar. Notes 5.88% due 09/30/2027*	$1,100,000	$1,163,250

Real Estate Investment Trusts — 2.1%
Alexandria Real Estate Equities, Inc. Company Guar. Notes 1.88% due 02/01/2033	260,000	261,001
Alexandria Real Estate Equities, Inc. Company Guar. Notes 3.80% due 04/15/2026	70,000	80,399
Alexandria Real Estate Equities, Inc. Company Guar. Notes 4.00% due 02/01/2050	334,000	437,177
American Campus Communities Operating Partnership LP Company Guar. Notes 2.85% due 02/01/2030	486,000	488,761
American Campus Communities Operating Partnership LP Company Guar. Notes 3.63% due 11/15/2027	441,000	469,055
American Tower Corp. Senior Notes 2.10% due 06/15/2030	300,000	312,020
American Tower Corp. Senior Notes 2.75% due 01/15/2027	982,000	1,072,740
American Tower Corp. Senior Notes 3.10% due 06/15/2050	1,463,000	1,611,751
American Tower Corp. Senior Notes 3.38% due 10/15/2026	175,000	198,314
American Tower Corp. Senior Notes 3.55% due 07/15/2027	4,489,000	5,124,581
American Tower Corp. Senior Notes 3.70% due 10/15/2049	615,000	749,726
American Tower Corp. Senior Notes 3.80% due 08/15/2029	703,000	823,677
Boston Properties LP Senior Notes 3.20% due 01/15/2025	228,000	247,955
Boston Properties LP Senior Notes 3.65% due 02/01/2026	148,000	166,720
Brixmor Operating Partnership LP Senior Notes 3.85% due 02/01/2025	200,000	209,876
Crown Castle International Corp. Senior Notes 2.25% due 01/15/2031	580,000	601,764
Crown Castle International Corp. Senior Notes 3.20% due 09/01/2024	937,000	1,021,425
Crown Castle International Corp. Senior Notes 3.25% due 01/15/2051	1,549,000	1,730,776
Crown Castle International Corp. Senior Notes 3.70% due 06/15/2026	945,000	1,079,701

257

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
Real Estate Investment Trusts (continued)
Crown Castle International Corp. Senior Bonds 3.80% due 02/15/2028	$893,000	$1,040,222
Crown Castle International Corp. Senior Notes 4.00% due 03/01/2027	464,000	530,616
Crown Castle International Corp. Senior Notes 5.25% due 01/15/2023	100,000	111,182
DDR Corp. Senior Notes 4.70% due 06/01/2027	94,000	100,116
Digital Realty Trust LP Company Guar. Notes 3.70% due 08/15/2027	115,000	132,670
Duke Realty LP Company Guar. Notes 3.63% due 04/15/2023	270,000	287,907
Equinix, Inc. Senior Notes 2.15% due 07/15/2030	2,491,000	2,566,901
Equinix, Inc. Senior Notes 5.38% due 05/15/2027	2,685,000	2,954,413
Essex Portfolio LP Company Guar. Notes 2.65% due 03/15/2032	365,000	393,386
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.25% due 06/01/2025	1,006,000	1,083,563
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.38% due 11/01/2023	1,705,000	1,823,838
Goodman US Finance Three LLC Company Guar. Notes 3.70% due 03/15/2028*	215,000	235,819
Government Properties Income Trust Senior Notes 4.00% due 07/15/2022	275,000	275,173
HCP, Inc. Senior Notes 3.50% due 07/15/2029	356,000	401,542
HCP, Inc. Senior Notes 3.88% due 08/15/2024	575,000	637,850
Health Care REIT, Inc. Senior Bonds 6.50% due 03/15/2041	250,000	337,209
Healthcare Trust of America Holdings LP Company Guar. Notes 3.10% due 02/15/2030	795,000	838,322
Kimco Realty Corp. Senior Notes 2.70% due 10/01/2030	610,000	630,063
Life Storage LP Company Guar. Notes 4.00% due 06/15/2029	415,000	470,176
MPT Operating Partnership LP/MPT Finance Corp. Company Guar. Notes 5.00% due 10/15/2027	1,855,000	1,989,487
National Retail Properties, Inc. Senior Notes 4.00% due 11/15/2025	291,000	322,031

Security Description	Principal Amount	Value (Note 2)
Real Estate Investment Trusts (continued)
Realty Income Corp. Senior Notes 3.25% due 10/15/2022	$300,000	$315,138
Realty Income Corp. Senior Notes 3.25% due 01/15/2031	340,000	381,502
Realty Income Corp. Senior Notes 3.88% due 07/15/2024	100,000	110,754
Realty Income Corp. Senior Notes 3.88% due 04/15/2025	210,000	237,699
Regency Centers LP Company Guar. Notes 2.95% due 09/15/2029	335,000	351,100
Regency Centers LP Company Guar. Notes 4.13% due 03/15/2028	400,000	449,088
SBA Communications Corp. Senior Notes 3.88% due 02/15/2027*	920,000	952,200
UDR, Inc. Company Guar. Notes 2.10% due 08/01/2032	310,000	316,573
UDR, Inc. Company Guar. Notes 3.00% due 08/15/2031	55,000	61,007
UDR, Inc. Company Guar. Notes 3.20% due 01/15/2030	370,000	416,969
Ventas Realty LP Company Guar. Notes 3.75% due 05/01/2024	380,000	400,830
VEREIT Operating Partnership LP Company Guar. Notes 3.10% due 12/15/2029	3,589,000	3,635,195
Welltower, Inc. Senior Notes 2.70% due 02/15/2027	71,000	75,379
Welltower, Inc. Senior Notes 3.10% due 01/15/2030	260,000	272,841
WP Carey, Inc. Senior Notes 4.25% due 10/01/2026	180,000	202,323

		42,028,503

Rental Auto/Equipment — 0.1%
ERAC USA Finance LLC Company Guar. Notes 2.60% due 12/01/2021*	200,000	203,513
ERAC USA Finance LLC Company Guar. Notes 4.50% due 02/15/2045*	685,000	744,327
ERAC USA Finance LLC Company Guar. Notes 7.00% due 10/15/2037*	1,038,000	1,430,491

		2,378,331

Resort/Theme Parks — 0.2%
Six Flags Entertainment Corp. Company Guar. Notes 4.88% due 07/31/2024*	3,205,000	3,043,788

258

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Retail-Auto Parts — 0.0%
O’Reilly Automotive, Inc. Senior Notes 3.60% due 09/01/2027	$185,000	$212,937

Retail-Automobile — 0.0%
Penske Automotive Group, Inc. Company Guar. Notes 5.50% due 05/15/2026	590,000	616,550

Retail-Building Products — 0.2%
Home Depot, Inc. Senior Notes 3.13% due 12/15/2049	440,000	521,609
Home Depot, Inc. Senior Notes 3.35% due 04/15/2050	1,797,000	2,202,880
Home Depot, Inc. Senior Notes 4.40% due 03/15/2045	180,000	244,200
Lowe’s Cos., Inc. Senior Notes 3.13% due 09/15/2024	180,000	197,524
Lowe’s Cos., Inc. Senior Notes 3.65% due 04/05/2029	314,000	368,055
Lowe’s Cos., Inc. Senior Notes 4.55% due 04/05/2049	247,000	331,519

		3,865,787

Retail-Discount — 0.0%
Costco Wholesale Corp. Senior Notes 2.75% due 05/18/2024	215,000	233,700
Dollar General Corp. Senior Notes 4.13% due 05/01/2028	200,000	239,341
Wal-Mart Stores, Inc. Senior Notes 3.30% due 04/22/2024	270,000	296,809

		769,850

Retail-Major Department Stores — 0.1%
TJX Cos, Inc. Senior Notes 3.88% due 04/15/2030	983,000	1,185,337
TJX Cos, Inc. Senior Notes 4.50% due 04/15/2050	531,000	731,230

		1,916,567

Retail-Restaurants — 0.0%
McDonald’s Corp. Senior Notes 4.70% due 12/09/2035	155,000	203,781
McDonald’s Corp. Senior Notes 6.30% due 10/15/2037	102,000	155,903

		359,684

Schools — 0.1%
Emory University Notes 2.14% due 09/01/2030	510,000	533,022

Security Description	Principal Amount	Value (Note 2)
Schools (continued)
Pepperdine University Notes 3.30% due 12/01/2059	$290,000	$312,077
President and Fellows of Harvard College Notes 3.30% due 07/15/2056	304,000	396,680
University of Southern California Senior Notes 3.23% due 10/01/2120	280,000	313,533

		1,555,312

Semiconductor Components-Integrated Circuits — 0.1%
Analog Devices, Inc. Senior Notes 3.13% due 12/05/2023	122,000	132,169
Analog Devices, Inc. Senior Notes 4.50% due 12/05/2036	57,000	70,003
QUALCOMM, Inc. Senior Notes 2.15% due 05/20/2030	935,000	1,002,968

		1,205,140

Software Tools — 0.0%
VMware, Inc. Senior Notes 2.95% due 08/21/2022	389,000	406,142

Special Purpose Entities — 0.2%
Toll Road Investors Partnership II LP Notes zero coupon due 02/15/2026*	939,000	777,938
Toll Road Investors Partnership II LP Notes zero coupon due 02/15/2029*	2,723,000	1,790,094
Toll Road Investors Partnership II LP Notes zero coupon due 02/15/2031*	939,000	579,388
Toll Road Investors Partnership II LP Notes zero coupon due 02/15/2043*	2,700,000	843,935

		3,991,355

Specified Purpose Acquisitions — 0.0%
CVS Pass-Through Trust Pass-Through Certs. Series 2013 4.70% due 01/10/2036*	240,824	259,734

Steel-Producers — 0.1%
Nucor Corp. Senior Notes 6.40% due 12/01/2037	100,000	146,331
Reliance Steel & Aluminum Co. Senior Notes 1.30% due 08/15/2025	1,160,000	1,162,102
Steel Dynamics, Inc. Senior Notes 3.45% due 04/15/2030	450,000	504,675

		1,813,108

Telecom Equipment-Fiber Optics — 0.0%
Corning, Inc. Senior Notes 3.90% due 11/15/2049	580,000	681,502

259

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Telephone-Integrated — 1.1%
AT&T, Inc. Senior Notes 1.65% due 02/01/2028	$450,000	$457,964
AT&T, Inc. Senior Notes 2.25% due 02/01/2032	765,000	783,622
AT&T, Inc. Senior Notes 2.30% due 06/01/2027	1,110,000	1,175,641
AT&T, Inc. Senior Notes 3.10% due 02/01/2043	1,150,000	1,183,703
AT&T, Inc. Senior Notes 3.50% due 06/01/2041	304,000	329,995
AT&T, Inc. Senior Notes 3.55% due 06/01/2024	1,200,000	1,327,210
AT&T, Inc. Senior Notes 3.60% due 07/15/2025	350,000	394,019
AT&T, Inc. Senior Notes 3.95% due 01/15/2025	417,000	469,712
AT&T, Inc. Senior Notes 4.30% due 02/15/2030	670,000	804,815
AT&T, Inc. Senior Notes 4.75% due 05/15/2046	1,638,000	2,040,800
AT&T, Inc. Senior Notes 5.15% due 11/15/2046	500,000	645,509
AT&T, Inc. Senior Notes 5.25% due 03/01/2037	1,710,000	2,208,670
Verizon Communications, Inc. Senior Notes 4.27% due 01/15/2036	1,404,000	1,803,172
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	1,268,000	1,633,872
Verizon Communications, Inc. Senior Notes 4.67% due 03/15/2055	835,000	1,225,411
Verizon Communications, Inc. Senior Notes 4.86% due 08/21/2046	372,000	532,717
Verizon Communications, Inc. Senior Notes 5.01% due 04/15/2049	2,193,000	3,263,115
Verizon Communications, Inc. Senior Notes 5.25% due 03/16/2037	274,000	386,611

		20,666,558

Television — 0.0%
CBS Corp. Senior Notes 3.70% due 08/15/2024	540,000	596,637

Security Description	Principal Amount	Value (Note 2)
Theaters — 0.1%
Live Nation Entertainment, Inc. Company Guar. Notes 4.75% due 10/15/2027*	$1,780,000	$1,644,275

Tobacco — 0.3%
BAT Capital Corp. Company Guar. Notes 3.22% due 08/15/2024	1,096,000	1,184,331
BAT Capital Corp. Company Guar. Notes 4.54% due 08/15/2047	240,000	274,768
BAT Capital Corp. Company Guar. Notes 4.76% due 09/06/2049	3,396,000	4,008,288

		5,467,387

Transport-Equipment & Leasing — 0.1%
Aviation Capital Group Corp. Senior Notes 2.88% due 01/20/2022*	250,000	245,895
Aviation Capital Group LLC Senior Notes 3.88% due 05/01/2023*	100,000	98,109
Aviation Capital Group LLC Senior Notes 5.50% due 12/15/2024*	750,000	768,287

		1,112,291

Transport-Rail — 0.2%
Burlington Northern Santa Fe LLC Senior Notes 3.05% due 09/01/2022	720,000	755,080
Burlington Northern Santa Fe LLC Senior Notes 3.55% due 02/15/2050	271,000	343,373
Burlington Northern Santa Fe LLC Senior Notes 3.65% due 09/01/2025	400,000	458,206
CSX Corp. Senior Notes 3.35% due 09/15/2049	85,000	99,148
CSX Corp. Senior Notes 3.80% due 04/15/2050	449,000	571,001
CSX Corp. Senior Notes 4.75% due 11/15/2048	345,000	492,231
Norfolk Southern Corp. Senior Notes 3.85% due 01/15/2024	221,000	243,561
Union Pacific Corp. Senior Notes 4.10% due 09/15/2067	100,000	129,931

		3,092,531

Transport-Services — 0.0%
Ryder System, Inc. Senior Notes 2.88% due 09/01/2020	57,000	57,000

Transport-Truck — 0.0%
JB Hunt Transport Services, Inc. Company Guar. Notes 3.88% due 03/01/2026	245,000	284,765

260

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Trucking/Leasing — 0.0%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 2.70% due 03/14/2023*	$360,000	$373,225
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 4.13% due 08/01/2023*	250,000	270,567

		643,792

Veterinary Diagnostics — 0.2%
Elanco Animal Health, Inc. Senior Notes 5.02% due 08/28/2023	1,367,000	1,507,117
Elanco Animal Health, Inc. Senior Notes 5.65% due 08/28/2028	1,300,000	1,508,000

		3,015,117

Vitamins & Nutrition Products — 0.0%
Mead Johnson Nutrition Co. Company Guar. Notes 4.13% due 11/15/2025	251,000	293,808

Water — 0.1%
American Water Capital Corp. Senior Notes 2.80% due 05/01/2030	500,000	563,761
American Water Capital Corp. Senior Notes 3.45% due 06/01/2029	450,000	527,750

		1,091,511

Total U.S. Corporate Bonds & Notes (cost $561,092,668)		626,515,071

FOREIGN CORPORATE BONDS & NOTES — 8.4%
Aerospace/Defense — 0.0%
BAE Systems PLC Senior Notes 4.75% due 10/11/2021*	300,000	313,691

Aerospace/Defense-Equipment — 0.0%
Airbus SE Senior Notes 3.15% due 04/10/2027*	245,000	259,435
Airbus SE Senior Notes 3.95% due 04/10/2047*	150,000	168,624

		428,059

Agricultural Chemicals — 0.0%
Nutrien, Ltd. Senior Notes 4.13% due 03/15/2035	300,000	350,544
Nutrien, Ltd. Senior Notes 4.20% due 04/01/2029	75,000	89,621
Nutrien, Ltd. Senior Notes 5.00% due 04/01/2049	110,000	151,435

		591,600

Security Description	Principal Amount	Value (Note 2)
Airlines — 0.1%
Air Canada Pass-Through Trust Pass-Through Certs. Series 2017-1, Class AA 3.30% due 07/15/2031*	$192,086	$176,346
Air Canada Pass-Through Trust Pass-Through Certs. Series 2017-1, Class A 3.55% due 07/15/2031*	271,075	225,767
Air Canada Pass-Through Trust Pass-Through Certs. Series 2013-1A, Class A 4.13% due 11/15/2026*	286,345	264,590
British Airways Pass-Through Trust Pass-Through Certs. Series 2019-1, Class AA 3.30% due 06/15/2034*	394,430	365,411
British Airways Pass-Through Trust Pass-Through Certs. Series 2018-1, Class AA 3.80% due 03/20/2033*	298,196	283,400
British Airways Pass-Through Trust Pass-Through Certs. Series 2018-1, Class A 4.13% due 03/20/2033*	399,175	327,364

		1,642,878

Banks-Commercial — 1.4%
ABN AMRO Bank NV Sub. Notes 4.75% due 07/28/2025*	400,000	450,031
ABN AMRO Bank NV Sub. Notes 4.80% due 04/18/2026*	3,200,000	3,630,944
AIB Group PLC Senior Notes 4.75% due 10/12/2023*	585,000	638,154
ANZ New Zealand International, Ltd. Company Guar. Notes 2.55% due 02/13/2030*	740,000	817,445
ANZ New Zealand International, Ltd. Company Guar. Notes 2.85% due 08/06/2020*	250,000	250,036
ASB Bank, Ltd. Senior Notes 3.13% due 05/23/2024*	440,000	473,810
Australia & New Zealand Banking Group, Ltd. Sub. Notes 4.40% due 05/19/2026*	200,000	225,629
Bank of Montreal Sub. Notes 3.80% due 12/15/2032	167,000	185,794
Banque Federative du Credit Mutuel SA Senior Notes 3.75% due 07/20/2023*	435,000	473,030
BNZ International Funding, Ltd. Company Guar. Notes 2.90% due 02/21/2022*	250,000	258,908
BPCE SA Sub. Notes 4.50% due 03/15/2025*	2,200,000	2,436,905

261

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Banks-Commercial (continued)
BPCE SA Sub. Notes 4.63% due 07/11/2024*	$600,000	$660,974
Commonwealth Bank of Australia Senior Notes 2.50% due 09/18/2022*	400,000	417,967
Commonwealth Bank of Australia Senior Notes 2.85% due 05/18/2026*	300,000	331,809
Commonwealth Bank of Australia Senior Notes 3.45% due 03/16/2023*	300,000	323,581
Commonwealth Bank of Australia Sub. Notes 3.74% due 09/12/2039*	325,000	365,934
Commonwealth Bank of Australia Sub. Notes 4.50% due 12/09/2025*	201,000	228,434
Cooperatieve Rabobank UA Company Guar. Notes 3.75% due 07/21/2026	485,000	545,315
Cooperatieve Rabobank UA Senior Notes 3.88% due 09/26/2023*	250,000	275,138
Cooperatieve Rabobank UA Company Guar. Notes 4.63% due 12/01/2023	400,000	443,076
Danske Bank A/S Senior Notes 2.00% due 09/08/2021*	200,000	203,052
Danske Bank A/S Senior Notes 2.70% due 03/02/2022*	200,000	206,214
HSBC Bank PLC Senior Notes 4.75% due 01/19/2021*	1,260,000	1,285,868
Industrial & Commercial Bank of China, Ltd. Senior Notes 2.45% due 10/20/2021	300,000	305,359
ING Groep NV Senior Notes 4.10% due 10/02/2023	925,000	1,019,979
Macquarie Bank, Ltd. Senior Notes 4.00% due 07/29/2025*	250,000	283,141
Mitsubishi UFJ Trust & Banking Corp. Senior Notes 2.65% due 10/19/2020*	300,000	301,512
National Australia Bank, Ltd. Senior Notes 2.50% due 07/12/2026	250,000	273,236
National Australia Bank, Ltd. Senior Notes 3.38% due 01/14/2026	250,000	284,380
National Australia Bank, Ltd. Sub. Notes 3.93% due 08/02/2034*	470,000	530,255
Nordea Bank AB Senior Notes 2.50% due 09/17/2020*	300,000	300,810

Security Description	Principal Amount	Value (Note 2)
Banks-Commercial (continued)
Nordea Bank AB Sub. Notes 4.25% due 09/21/2022*	$450,000	$478,568
Royal Bank of Canada Senior Notes 2.75% due 02/01/2022	198,000	205,198
Royal Bank of Canada Senior Notes 3.70% due 10/05/2023	900,000	989,828
Santander UK Group Holdings PLC Senior Notes 3.57% due 01/10/2023	400,000	415,118
Santander UK Group Holdings PLC Sub. Notes 4.75% due 09/15/2025*	200,000	219,320
Standard Chartered PLC Senior Notes 2.74% due 09/10/2022*	250,000	252,994
Standard Chartered PLC Senior Notes 2.82% due 01/30/2026*	460,000	474,396
Standard Chartered PLC Senior Notes 4.25% due 01/20/2023*	400,000	415,745
Standard Chartered PLC Senior Notes 4.31% due 05/21/2030*	200,000	226,227
Standard Chartered PLC Sub. Notes 4.87% due 03/15/2033*	250,000	276,196
Svenska Handelsbanken AB Company Guar. Notes 2.40% due 10/01/2020	400,000	401,378
Toronto-Dominion Bank Senior Notes 2.65% due 06/12/2024	620,000	668,163
Westpac Banking Corp. Senior Notes 2.60% due 11/23/2020	220,000	221,584
Westpac Banking Corp. Senior Notes 2.85% due 05/13/2026	200,000	222,415
Westpac Banking Corp. Sub. Notes 2.89% due 02/04/2030	2,703,000	2,793,162
Westpac Banking Corp. Sub. Notes 4.32% due 11/23/2031	300,000	341,135
Westpac Banking Corp. Sub. Notes 4.42% due 07/24/2039	265,000	335,581

		27,363,728

Beverages-Non-alcoholic — 0.1%
Coca-Cola Femsa SAB de CV Company Guar. Notes 2.75% due 01/22/2030	385,000	418,074
Fomento Economico Mexicano SAB de CV Senior Notes 3.50% due 01/16/2050	500,000	560,314

		978,388

262

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Beverages-Wine/Spirits — 0.1%
Diageo Capital PLC Company Guar. Notes 2.13% due 04/29/2032	$2,304,000	$2,470,781

Cellular Telecom — 0.1%
America Movil SAB de CV Senior Notes 3.13% due 07/16/2022	810,000	845,565
Rogers Communications, Inc. Company Guar. Notes 4.35% due 05/01/2049	275,000	361,364
Vodafone Group PLC Senior Notes 3.75% due 01/16/2024	190,000	208,635
Vodafone Group PLC Senior Notes 4.88% due 06/19/2049	450,000	587,336
Vodafone Group PLC Senior Notes 5.25% due 05/30/2048	226,000	309,001
Vodafone Group PLC Senior Notes 6.25% due 11/30/2032	300,000	416,159

		2,728,060

Diagnostic Equipment — 0.0%
DH Europe Finance II SARL Company Guar. Notes 3.25% due 11/15/2039	202,000	235,608

Diversified Banking Institutions — 2.4%
Banco Santander SA Senior Notes 2.75% due 05/28/2025	400,000	422,511
Banco Santander SA Senior Notes 3.13% due 02/23/2023	200,000	210,290
Bank of Nova Scotia Senior Notes 1.63% due 05/01/2023	1,250,000	1,288,550
Bank of Nova Scotia Sub. Notes 4.50% due 12/16/2025	90,000	104,168
Barclays PLC Senior Notes 2.65% due 06/24/2031	870,000	892,769
Barclays PLC Senior Notes 3.68% due 01/10/2023	652,000	677,160
Barclays PLC Senior Notes 4.38% due 01/12/2026	2,344,000	2,670,894
Barclays PLC Senior Notes 4.61% due 02/15/2023	450,000	474,180
Barclays PLC Senior Notes 4.97% due 05/16/2029	1,576,000	1,888,973
BNP Paribas SA* Senior Notes 2.22% due 06/09/2026	210,000	218,726
BNP Paribas SA Senior Notes 3.05% due 01/13/2031*	515,000	561,949

Security Description	Principal Amount	Value (Note 2)
Diversified Banking Institutions (continued)
Credit Agricole SA Sub. Notes 4.38% due 03/17/2025*	$200,000	$223,016
Credit Suisse Group AG Senior Notes 2.19% due 06/05/2026*	250,000	257,099
Credit Suisse Group AG Senior Notes 2.59% due 09/11/2025*	260,000	272,566
Credit Suisse Group AG Senior Notes 3.57% due 01/09/2023*	500,000	518,719
Credit Suisse Group AG Senior Bonds 3.87% due 01/12/2029*	250,000	281,129
Credit Suisse Group AG Senior Notes 4.28% due 01/09/2028*	250,000	285,124
Credit Suisse Group Funding Guernsey, Ltd. Company Guar. Notes 3.75% due 03/26/2025	2,860,000	3,162,959
Deutsche Bank AG Senior Notes 3.70% due 05/30/2024	450,000	475,414
Deutsche Bank AG Senior Notes 4.25% due 10/14/2021	300,000	309,714
HSBC Holdings PLC Senior Notes 2.65% due 01/05/2022	680,000	700,178
HSBC Holdings PLC Sub. Notes 4.25% due 08/18/2025	200,000	221,382
HSBC Holdings PLC Sub. Notes 4.38% due 11/23/2026	200,000	225,692
HSBC Holdings PLC Senior Notes 6.10% due 01/14/2042	230,000	344,262
HSBC Holdings PLC Sub. Notes 6.50% due 05/02/2036	600,000	845,277
Lloyds Banking Group PLC Senior Notes 2.91% due 11/07/2023	200,000	209,148
Lloyds Banking Group PLC Senior Notes 3.75% due 01/11/2027	2,132,000	2,412,777
Lloyds Banking Group PLC Senior Notes 4.38% due 03/22/2028	221,000	262,688
Lloyds Banking Group PLC Sub. Notes 4.58% due 12/10/2025	200,000	225,778
Macquarie Group, Ltd. Senior Notes 3.76% due 11/28/2028*	415,000	456,591
Macquarie Group, Ltd. Senior Notes 5.03% due 01/15/2030*	300,000	360,600
Macquarie Group, Ltd. Senior Notes 6.25% due 01/14/2021*	1,260,000	1,292,168

263

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Mitsubishi UFJ Financial Group, Inc. Senior Notes 2.05% due 07/17/2030	$5,686,000	$5,850,963
Mitsubishi UFJ Financial Group, Inc. Senior Notes 2.19% due 02/25/2025	795,000	836,858
Mitsubishi UFJ Financial Group, Inc. Senior Notes 3.00% due 02/22/2022	88,000	91,358
Mitsubishi UFJ Financial Group, Inc. Senior Notes 3.41% due 03/07/2024	670,000	729,027
Mitsubishi UFJ Financial Group, Inc. Senior Notes 3.75% due 07/18/2039	355,000	424,640
Mizuho Financial Group, Inc. Senior Notes 2.23% due 05/25/2026	680,000	707,270
Mizuho Financial Group, Inc. Senior Notes 2.87% due 09/13/2030	337,000	365,923
NatWest Markets PLC Senior Notes 3.63% due 09/29/2022*	210,000	221,841
Royal Bank of Scotland Group PLC Sub. Notes 3.75% due 11/01/2029	477,000	499,566
Royal Bank of Scotland Group PLC Senior Notes 3.88% due 09/12/2023	250,000	271,547
Royal Bank of Scotland Group PLC Senior Notes 4.27% due 03/22/2025	200,000	220,239
Royal Bank of Scotland Group PLC Senior Notes 4.45% due 05/08/2030	450,000	534,786
Royal Bank of Scotland Group PLC Senior Notes 4.89% due 05/18/2029	200,000	239,872
Societe Generale SA Senior Notes 3.00% due 01/22/2030*	849,000	892,690
Societe Generale SA Senior Notes 3.88% due 03/28/2024*	650,000	701,698
Societe Generale SA Sub. Notes 4.25% due 04/14/2025*	250,000	269,510
Sumitomo Mitsui Financial Group, Inc. Senior Notes 2.13% due 07/08/2030	4,943,000	5,123,819
Sumitomo Mitsui Financial Group, Inc. Senior Notes 2.44% due 10/19/2021	186,000	190,535
Sumitomo Mitsui Financial Group, Inc. Senior Notes 2.63% due 07/14/2026	188,000	203,350
Sumitomo Mitsui Financial Group, Inc. Senior Notes 2.78% due 10/18/2022	247,000	259,232

Security Description	Principal Amount	Value (Note 2)
Diversified Banking Institutions (continued)
Sumitomo Mitsui Financial Group, Inc. Senior Notes 2.78% due 07/12/2022	$300,000	$312,777
Sumitomo Mitsui Financial Group, Inc. Senior Notes 2.85% due 01/11/2022	300,000	309,890
Sumitomo Mitsui Financial Group, Inc. Senior Notes 3.04% due 07/16/2029	600,000	662,641
Sumitomo Mitsui Financial Group, Inc. Senior Notes 3.10% due 01/17/2023	207,000	220,084
Sumitomo Mitsui Financial Group, Inc. Senior Notes 3.94% due 10/16/2023	1,000,000	1,102,871
UBS Group AG Senior Notes 1.36% due 01/30/2027*	400,000	403,686
UBS Group AG Senior Notes 3.13% due 08/13/2030*	280,000	310,641
UBS Group Funding Switzerland AG Senior Notes 2.86% due 08/15/2023*	200,000	208,200
UBS Group Funding Switzerland AG Senior Notes 4.13% due 09/24/2025*	1,827,000	2,098,346

		47,016,311

Diversified Financial Services — 0.2%
GE Capital International Funding Co. ULC Company Guar. Notes 4.42% due 11/15/2035	2,967,000	3,063,562

Diversified Manufacturing Operations — 0.1%
Ingersoll-Rand Luxembourg Finance SA Company Guar. Notes 3.55% due 11/01/2024	150,000	166,239
Siemens Financieringsmaatschappij NV Company Guar. Notes 2.35% due 10/15/2026*	300,000	324,403
Siemens Financieringsmaatschappij NV Company Guar. Notes 3.13% due 03/16/2024*	250,000	272,552

		763,194

Diversified Minerals — 0.1%
Anglo American Capital PLC Company Guar. Notes 3.63% due 09/11/2024*	200,000	213,657
Anglo American Capital PLC Company Guar. Notes 4.00% due 09/11/2027*	200,000	222,520
Glencore Finance Canada, Ltd. Company Guar. Notes 4.95% due 11/15/2021*	450,000	471,185

		907,362

264

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Diversified Operations — 0.1%
CK Hutchison International 17, Ltd. Company Guar. Notes 2.88% due 04/05/2022*	$300,000	$307,543
CK Hutchison International 19, Ltd. Company Guar. Notes 3.63% due 04/11/2029*	610,000	692,449

		999,992

Electric-Distribution — 0.0%
China Southern Power Grid International Finance BVI Co., Ltd. Company Guar. Notes 3.50% due 05/08/2027*	360,000	399,123

Electric-Generation — 0.1%
Electricite de France SA Senior Notes 4.88% due 09/21/2038*	1,201,000	1,506,799
Korea Southern Power Co., Ltd. Senior Notes 3.00% due 01/29/2021*	200,000	202,092

		1,708,891

Electric-Integrated — 0.5%
Enel Finance International NV Company Guar. Notes 3.50% due 04/06/2028*	3,200,000	3,552,883
Enel Finance International NV Company Guar. Notes 3.63% due 05/25/2027*	5,631,000	6,291,999
Enel Finance International NV Company Guar. Notes 4.63% due 09/14/2025*	200,000	231,314
Fortis, Inc. Senior Notes 3.06% due 10/04/2026	186,000	203,876

		10,280,072

Electronic Components-Misc. — 0.1%
Sensata Technologies BV Company Guar. Notes 5.00% due 10/01/2025*	1,915,000	2,068,200

Electronic Components-Semiconductors — 0.0%
NXP BV/NXP Funding LLC/NXP USA, Inc. Company Guar. Notes 2.70% due 05/01/2025*	256,000	274,375

Finance-Investment Banker/Broker — 0.1%
Brookfield Finance, Inc. Company Guar. Notes 3.90% due 01/25/2028	148,000	166,960
Brookfield Finance, Inc. Company Guar. Notes 4.70% due 09/20/2047	171,000	213,224
Brookfield Finance, Inc. Company Guar. Notes 4.85% due 03/29/2029	197,000	236,591
Daiwa Securities Group, Inc. Senior Notes 3.13% due 04/19/2022*	183,000	189,509
Nomura Holdings, Inc. Senior Notes 2.65% due 01/16/2025	545,000	572,727

Security Description	Principal Amount	Value (Note 2)
Finance-Investment Banker/Broker (continued)
Nomura Holdings, Inc. Senior Notes 2.68% due 07/16/2030	$350,000	$362,447

		1,741,458

Finance-Leasing Companies — 0.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 3.30% due 01/23/2023	150,000	148,698
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 3.50% due 01/15/2025	180,000	171,906
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 4.13% due 07/03/2023	240,000	241,170
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 4.45% due 12/16/2021	280,000	285,136
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 4.50% due 09/15/2023	3,273,000	3,328,630
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 6.50% due 07/15/2025	1,894,000	2,032,451
Avolon Holdings Funding, Ltd. Company Guar. Notes 3.95% due 07/01/2024*	2,126,000	1,934,878
Avolon Holdings Funding, Ltd. Company Guar. Notes 4.38% due 05/01/2026*	395,000	349,461
Avolon Holdings Funding, Ltd. Company Guar. Notes 5.25% due 05/15/2024*	3,120,000	2,912,027
BOC Aviation, Ltd. Senior Notes 2.75% due 09/18/2022*	200,000	203,919
BOC Aviation, Ltd. Senior Notes 3.50% due 10/10/2024*	200,000	211,166
Global Aircraft Leasing Co., Ltd. Senior Notes 6.50% due 09/15/2024*	1,825,000	1,136,063
Mitsubishi UFJ Lease & Finance Co., Ltd. Senior Notes 2.65% due 09/19/2022*	200,000	205,767
ORIX Corp. Senior Notes 2.90% due 07/18/2022	151,000	156,904
Park Aerospace Holdings, Ltd. Company Guar. Notes 5.25% due 08/15/2022*	290,000	279,416

		13,597,592

Food-Meat Products — 0.0%
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. Senior Notes 5.50% due 01/15/2030*	595,000	655,988

265

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Gas-Distribution — 0.0%
Korea Gas Corp. Senior Notes 1.88% due 07/18/2021*	$200,000	$202,126

Gas-Transportation — 0.0%
APT Pipelines, Ltd. Company Guar. Notes 4.25% due 07/15/2027*	285,000	321,415

Insurance Brokers — 0.0%
Aon PLC Company Guar. Notes 3.50% due 06/14/2024	360,000	396,402

Insurance-Life/Health — 0.0%
AIA Group, Ltd. Senior Notes 3.90% due 04/06/2028*	250,000	281,978
Manulife Financial Corp. Sub. Notes 4.06% due 02/24/2032	400,000	427,000

		708,978

Insurance-Property/Casualty — 0.1%
Allied World Assurance Co. Holdings, Ltd. Senior Notes 4.35% due 10/29/2025	2,500,000	2,623,328

Insurance-Reinsurance — 0.2%
Fairfax Financial Holdings, Ltd. Senior Notes 4.85% due 04/17/2028	2,637,000	2,915,442

Internet Content-Information/News — 0.3%
Prosus NV Senior Notes 3.68% due 01/21/2030*	2,510,000	2,689,156
Tencent Holdings, Ltd. Senior Notes 3.24% due 06/03/2050*	3,214,000	3,585,510

		6,274,666

Investment Management/Advisor Services — 0.0%
Invesco Finance PLC Company Guar. Notes 3.75% due 01/15/2026	125,000	139,566

Machinery-Farming — 0.1%
CNH Industrial NV Senior Notes 3.85% due 11/15/2027	1,488,000	1,610,975

Machinery-Pumps — 0.0%
nVent Finance SARL Company Guar. Notes 4.55% due 04/15/2028	225,000	243,390

Medical Products — 0.0%
Covidien International Finance SA Company Guar. Notes 2.95% due 06/15/2023	87,000	92,614

Medical-Drugs — 0.3%
AstraZeneca PLC Senior Notes 4.00% due 09/18/2042	110,000	144,940

Security Description	Principal Amount	Value (Note 2)
Medical-Drugs (continued)
AstraZeneca PLC Senior Notes 6.45% due 09/15/2037	$140,000	$220,926
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.88% due 09/23/2023	167,000	177,920
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 3.20% due 09/23/2026	707,000	794,431
Takeda Pharmaceutical Co., Ltd. Senior Notes 3.03% due 07/09/2040	400,000	434,705
Takeda Pharmaceutical Co., Ltd. Senior Bonds 3.18% due 07/09/2050	2,445,000	2,677,264
Takeda Pharmaceutical Co., Ltd. Senior Notes 3.38% due 07/09/2060	270,000	298,443

		4,748,629

Medical-Generic Drugs — 0.0%
Mylan NV Company Guar. Notes 3.15% due 06/15/2021	200,000	204,105
Mylan NV Company Guar. Notes 3.95% due 06/15/2026	139,000	158,477

		362,582

Metal-Iron — 0.0%
Vale Overseas, Ltd. Company Guar. Notes 3.75% due 07/08/2030	260,000	279,102

Oil Companies-Integrated — 0.6%
BP Capital Markets PLC Company Guar. Notes 3.28% due 09/19/2027	214,000	241,744
BP Capital Markets PLC Company Guar. Notes 3.54% due 11/04/2024	180,000	199,689
Ecopetrol SA Senior Notes 4.13% due 01/16/2025	180,000	187,652
Ecopetrol SA Senior Notes 5.38% due 06/26/2026	193,000	213,506
Ecopetrol SA Senior Notes 5.88% due 09/18/2023	185,000	203,731
Eni SpA Senior Notes 4.00% due 09/12/2023*	2,645,000	2,861,186
Eni SpA Senior Notes 4.25% due 05/09/2029*	1,407,000	1,573,247
Husky Energy, Inc. Senior Notes 3.95% due 04/15/2022	350,000	360,364
Petro-Canada Senior Notes 5.95% due 05/15/2035	200,000	248,664

266

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Oil Companies-Integrated (continued)
Petro-Canada Senior Notes 7.88% due 06/15/2026	$144,000	$178,155
Shell International Finance BV Company Guar. Notes 3.25% due 05/11/2025	200,000	223,925
Statoil ASA Company Guar. Notes 3.25% due 11/10/2024	90,000	99,963
Total Capital International SA Company Guar. Bonds 2.99% due 06/29/2041	550,000	614,887
Total Capital International SA Company Guar. Notes 3.13% due 05/29/2050	2,660,000	2,995,025
Total Capital International SA Company Guar. Notes 3.46% due 07/12/2049	385,000	461,151

		10,662,889

Paper & Related Products — 0.0%
Pabrik Kertas Tjiwi Kimia Tbk PT VRS Sec. Notes 0.00% due 04/28/2027†*(4)(6)	693,547	20,806
Pindo Deli Pulp & Paper Mills FRS Sec. Notes 3.26% (3 ML+3.00%) due 04/30/2023†*(6)	16,922	0
Pindo Deli Pulp & Paper Mills FRS Sec. Notes 3.26% (3 ML+3.00%) due 04/28/2027†*(6)	1,756,853	0

		20,806

Pipelines — 0.2%
Enbridge, Inc. Company Guar. Notes 4.25% due 12/01/2026	2,425,000	2,804,604
Enbridge, Inc. Company Guar. Notes 4.50% due 06/10/2044	150,000	175,480
TransCanada PipeLines, Ltd. Senior Notes 2.50% due 08/01/2022	270,000	279,648
TransCanada PipeLines, Ltd. Senior Notes 3.75% due 10/16/2023	360,000	391,829
TransCanada PipeLines, Ltd. Senior Notes 4.75% due 05/15/2038	300,000	375,780
TransCanada PipeLines, Ltd. Senior Notes 4.88% due 01/15/2026	185,000	220,912

		4,248,253

Property Trust — 0.0%
GAIF Bond Issuer Pty, Ltd. Company Guar. Notes 3.40% due 09/30/2026*	263,000	275,761

Real Estate Investment Trusts — 0.0%
Scentre Group Trust 1/Scentre Group Trust 2 Company Guar. Notes 3.50% due 02/12/2025*	400,000	423,815

Security Description	Principal Amount	Value (Note 2)
Real Estate Operations & Development — 0.0%
Ontario Teachers’ Cadillac Fairview Properties Trust Senior Notes 3.13% due 03/20/2022*	$235,000	$240,724
Ontario Teachers’ Cadillac Fairview Properties Trust Senior Notes 3.88% due 03/20/2027*	243,000	262,765

		503,489

Retail-Convenience Store — 0.0%
Alimentation Couche-Tard, Inc. Senior Notes 2.95% due 01/25/2030*	230,000	247,342
Alimentation Couche-Tard, Inc. Senior Notes 3.80% due 01/25/2050*	400,000	442,404

		689,746

Soap & Cleaning Preparation — 0.3%
Reckitt Benckiser Treasury Services PLC Company Guar. Notes 2.38% due 06/24/2022*	200,000	206,638
Reckitt Benckiser Treasury Services PLC Company Guar. Notes 2.75% due 06/26/2024*	4,958,000	5,347,129

		5,553,767

Telephone-Integrated — 0.1%
Deutsche Telekom International Finance BV Company Guar. Notes 3.60% due 01/19/2027*	150,000	169,685
Deutsche Telekom International Finance BV Company Guar. Notes 4.88% due 03/06/2042*	400,000	539,165
Telefonica Emisiones SAU Company Guar. Notes 4.67% due 03/06/2038	265,000	324,523

		1,033,373

Total Foreign Corporate Bonds & Notes (cost $153,410,803)		164,560,027

U.S. GOVERNMENT AGENCIES — 25.2%
Federal Home Loan Mtg. Corp. — 5.4%
3.00% due 01/01/2038	1,230,429	1,307,141
3.00% due 03/01/2043	1,015,165	1,104,184
3.00% due 04/01/2043	73,290	80,479
3.00% due 05/01/2043	124,877	137,431
3.00% due 10/01/2046	5,400,889	5,872,688
3.00% due 02/01/2047	1,652,646	1,790,156
3.00% due 09/01/2048	232,703	246,397
3.00% due 11/01/2048	1,584,365	1,677,605
3.00% due 05/01/2050	490,351	538,408
3.00% due 06/01/2050	436,148	467,147
3.50% due 11/01/2037	814,864	866,466
3.50% due 05/01/2038	217,494	229,070
3.50% due 02/01/2042	119,522	131,432
3.50% due 05/01/2042	42,047	45,815

267

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal Home Loan Mtg. Corp. (continued)
3.50% due 07/01/2042	$191,041	$207,160
3.50% due 03/01/2043	105,921	114,854
3.50% due 09/01/2045	3,591,776	3,823,888
3.50% due 12/01/2045	2,048,295	2,186,752
3.50% due 11/01/2046	2,447,855	2,606,654
3.50% due 12/01/2046	1,373,145	1,461,910
3.50% due 03/01/2048	3,521,505	3,722,896
3.50% due 06/01/2048	1,105,586	1,166,132
3.50% due 05/01/2049	362,488	385,444
3.50% due 10/01/2049	1,823,312	1,921,444
4.00% due 07/01/2025	65,737	69,569
4.00% due 08/01/2037	159,620	172,187
4.00% due 10/01/2040	108,663	119,302
4.00% due 11/01/2040	67,812	74,481
4.00% due 01/01/2041	663,187	728,068
4.00% due 04/01/2044	806,557	885,141
4.00% due 01/01/2046	927,685	1,012,786
4.00% due 09/01/2049	1,898,969	2,045,270
4.50% due 07/01/2025	16,914	17,982
4.50% due 07/01/2040	523,410	581,252
4.50% due 03/01/2041	21,553	23,628
4.50% due 05/01/2041	74,124	82,424
4.50% due 05/01/2042	1,330,846	1,478,659
4.50% due 06/01/2048	1,495,973	1,653,750
5.00% due 11/01/2035	13,982	16,017
5.00% due 10/01/2036	27,756	31,816
5.00% due 12/01/2036	14,485	16,616
5.00% due 10/01/2037	5,243	6,013
5.00% due 08/01/2039	25,588	29,390
5.00% due 01/01/2040	26,421	30,349
5.00% due 04/01/2040	18,637	21,431
5.50% due 05/01/2036	5,872	6,811
5.50% due 12/01/2036	1,981	2,249
5.50% due 01/01/2038	20,181	23,495
Series 267, Class 30 3.00% due 08/15/2042(1)	1,150,499	1,236,955
Series 323, Class 300 3.00% due 01/15/2044(1)	478,020	527,145
Series 262, Class 35 3.50% due 07/15/2042(1)	2,075,647	2,336,090
Federal Home Loan Mtg. Corp. Multifamily Mtg. Trust VRS
Series 2016-K59, Class B 3.58% due 11/25/2049*(3)(4)	690,000	746,172
Series 2015-K44, Class B 3.68% due 01/25/2048*(3)(4)	3,390,000	3,625,951
Series 2016-K722, Class B 3.84% due 07/25/2049*(3)(4)	625,000	657,277
Series 2014-K40, Class C 4.07% due 11/25/2047*(3)(4)	639,000	671,561
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs.
Series KSMC, Class A2 2.62% due 01/25/2023(3)	10,325,000	10,864,215
Series K718, Class A2 2.79% due 01/25/2022(3)	1,699,000	1,741,962
Series K044, Class A2 2.81% due 01/25/2025(3)	1,464,000	1,596,122
Series KJ09, Class A2 2.84% due 09/25/2022(3)	470,418	489,054

Security Description	Principal Amount	Value (Note 2)
Federal Home Loan Mtg. Corp. (continued)
Series K066, Class A2 3.12% due 06/25/2027(3)	$964,000	$1,099,142
Series K065, Class A2 3.24% due 04/25/2027(3)	776,000	890,137
Series K060, Class A2 3.30% due 10/25/2026(3)	1,141,000	1,302,596
Series K029, Class A2 3.32% due 02/25/2023(3)	3,000,000	3,190,533
Series K065, Class AM 3.33% due 05/25/2027(3)	416,000	478,317
Series K073, Class A2 3.35% due 01/25/2028(3)	1,154,000	1,342,673
Series K080, Class A2 3.93% due 07/25/2028(3)	664,000	803,479
Series K085, Class A2 4.06% due 10/25/2028(3)	835,000	1,015,484
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. FRS Series KF-12, Class A 0.86% (1 ML+0.70%) due 09/25/2022(3)	39,628	39,674
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K103, Class X1 0.64% due 11/25/2029(3)(4)(7)	7,504,955	395,328
Series K097, Class X1 1.09% due 07/25/2029(3)(4)(7)	1,927,556	165,075
Series K098, Class X1 1.15% due 08/25/2029(3)(4)(7)	3,343,905	299,560
Series K714, Class A2 3.03% due 10/25/2020(3)(4)	278,828	278,816
Series K033, Class A2 3.06% due 07/25/2023(3)(4)	1,172,000	1,252,237
Series W5FX, Class AFX 3.21% due 04/25/2028(3)(4)	719,000	820,894
Series K030, Class A2 3.25% due 04/25/2023(3)(4)	5,200,000	5,531,305
Series K070, Class A2 3.30% due 11/25/2027(3)(4)	681,000	788,891
Series K047, Class A2 3.33% due 05/25/2025(3)(4)	2,283,000	2,552,414
Series K077, Class AM 3.85% due 05/25/2028(3)(4)	2,745,000	3,302,426
Series K081, Class A2 3.90% due 08/25/2028(3)(4)	1,255,000	1,516,871
Federal Home Loan Mtg. Corp. REMIC
Series 3382, Class OA zero coupon due 11/15/2037(1)	519,116	481,180
Series 3582, Class MO zero coupon due 10/15/2039(1)	472,902	457,231
Series 4371, Class GZ 2.00% due 05/15/2042(1)	1,344,210	1,349,335
Series 4533, Class GA 3.00% due 06/15/2028(1)	379,616	397,866
Series 4474, Class HJ 3.00% due 07/15/2039(1)	146,516	158,358
Series 3934, Class PG 3.00% due 07/15/2041(1)	274,546	286,913
Series 4058, Class ME 3.50% due 06/15/2042(1)	126,000	145,144
Series 4374, Class NC 3.75% due 02/15/2046(1)(5)	61,048	61,237

268

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal Home Loan Mtg. Corp. (continued)
Series 4623, Class WI 4.00% due 08/15/2044(1)(7)	$79,499	$9,620
Series 4784, Class NZ 4.00% due 05/15/2048(1)	1,832,468	2,011,502
Series 4471, Class PI 4.50% due 12/15/2040(1)(7)	70,023	6,713
Series 2691, Class ZU 5.50% due 09/15/2033(1)	1,827,230	2,134,086
Series 3845, Class AI 5.50% due 02/15/2036(1)(7)	65,372	12,904
Federal Home Loan Mtg. Corp. REMIC FRS Series 4077, Class MF 0.67% (1 ML+0.50%) due 07/15/2042(1)	295,653	296,984
Federal Home Loan Mtg. Corp. SCRT
Series 2019-4, Class MA 3.00% due 02/25/2059(1)	501,977	542,225
Series 2019-4, Class MV 3.00% due 02/25/2059(1)	224,773	254,798
Series 2019-1, Class MT 3.50% due 07/25/2058(1)	1,902,045	2,157,530
Series 2019-2, Class MA 3.50% due 08/25/2058(1)	30,273	33,188
Series 2019-2, Class MV 3.50% due 08/25/2058(1)	171,962	200,078
Series 2019-3, Class MA 3.50% due 10/25/2058(1)	376,999	413,154
Series 2019-3, Class MB 3.50% due 10/25/2058(1)	777,103	954,404
Series 2019-3, Class MV 3.50% due 10/25/2058(1)	221,820	258,005
Series 2019-4, Class M55D 4.00% due 02/25/2059(1)	1,599,941	1,781,994

		107,183,044

Federal National Mtg. Assoc. — 11.8%
2.38% due 03/01/2023	7,017,779	7,277,527
2.41% due 05/01/2023	100,170	104,065
2.42% due 10/01/2029	1,900,000	2,085,836
2.50% due 11/01/2031	81,343	85,577
2.50% due 11/01/2046	680,403	725,855
2.50% due 02/01/2050	1,721,037	1,829,599
2.50% due 06/01/2050	998,338	1,069,171
2.50% due 07/01/2050	1,128,655	1,207,275
2.55% due 05/01/2023	103,236	107,629
2.70% due 04/01/2025	9,578,015	10,308,437
2.77% due 03/01/2022	457,602	468,663
2.82% due 07/01/2022	2,941,806	3,037,105
2.83% due 05/01/2027	2,500,000	2,781,507
2.83% due 06/01/2027	2,000,000	2,228,083
2.84% due 04/01/2025	3,801,987	4,109,785
2.89% due 05/01/2027	3,713,680	4,126,568
2.92% due 02/01/2030	1,600,519	1,819,663
2.92% due 05/01/2030	2,000,000	2,219,113
2.93% due 01/01/2025	2,855,271	3,090,248
2.94% due 05/01/2030	1,680,000	1,922,766
2.96% due 06/01/2027	1,865,403	2,083,188
2.97% due 06/01/2030	1,927,906	2,208,089
3.00% due 11/01/2028	231,808	245,718
3.00% due 12/01/2031	928,433	988,068
3.00% due 08/01/2033	1,330,432	1,395,349
3.00% due 07/01/2037	370,379	393,224

Security Description	Principal Amount	Value (Note 2)
Federal National Mtg. Assoc. (continued)
3.00% due 11/01/2037	$694,504	$737,383
3.00% due 05/01/2043	446,464	474,524
3.00% due 06/01/2043	1,393,933	1,523,570
3.00% due 09/01/2046	1,078,776	1,172,799
3.00% due 11/01/2046	3,795,490	4,126,297
3.00% due 12/01/2046	586,025	622,725
3.00% due 01/01/2048	2,515,072	2,662,782
3.00% due 02/01/2048	411,629	435,804
3.00% due 08/01/2049	2,170,150	2,299,911
3.00% due 06/01/2050	458,905	503,384
3.00% due 08/01/2050	273,670	289,742
3.00% due 09/01/2050	125,000	132,341
3.03% due 04/01/2030	2,000,000	2,307,340
3.04% due 12/01/2024	2,502,243	2,713,417
3.07% due 09/01/2024	4,045,027	4,374,383
3.10% due 09/01/2025	3,209,658	3,546,262
3.12% due 06/01/2035	2,000,000	2,367,749
3.13% due 04/01/2030	4,978,592	5,735,305
3.13% due 06/01/2030	1,000,000	1,130,298
3.16% due 02/01/2032	2,755,892	3,225,511
3.20% due 06/01/2030	982,424	1,138,094
3.23% due 11/01/2020	4,304,640	4,301,873
3.30% due 07/01/2030	1,005,000	1,177,334
3.50% due 04/01/2038	664,828	705,414
3.50% due 01/01/2041	809,375	874,713
3.50% due 11/01/2041	15,677	17,238
3.50% due 01/01/2042	233,830	257,780
3.50% due 04/01/2043	105,744	114,729
3.50% due 07/01/2043	982,368	1,064,032
3.50% due 08/01/2043	462,780	501,870
3.50% due 03/01/2045	765,713	815,648
3.50% due 11/01/2045	496,150	530,800
3.50% due 03/01/2046	269,422	286,447
3.50% due 07/01/2046	1,437,656	1,566,234
3.50% due 12/01/2046	1,238,239	1,317,719
3.50% due 01/01/2047	2,840,462	3,015,045
3.50% due 11/01/2048	519,043	549,191
3.66% due 10/01/2028	1,850,276	2,158,878
3.76% due 12/01/2035	1,865,134	2,294,545
3.77% due 12/01/2025	1,462,708	1,652,197
3.81% due 12/01/2028	920,000	1,097,251
3.95% due 01/01/2027	134,595	154,418
4.00% due 01/01/2035	3,518,835	3,839,256
4.00% due 09/01/2040	2,118,759	2,328,551
4.00% due 11/01/2040	1,414,028	1,554,176
4.00% due 02/01/2041	163,580	179,785
4.00% due 06/01/2041	1,064,426	1,165,531
4.00% due 10/01/2041	990,857	1,089,108
4.00% due 11/01/2041	446,028	490,667
4.00% due 01/01/2042	3,257,326	3,576,298
4.00% due 04/01/2042	627,565	690,563
4.00% due 10/01/2042	643,384	708,293
4.00% due 12/01/2042	373,470	410,017
4.00% due 01/01/2043	1,295,456	1,424,249
4.00% due 06/01/2043	661,729	723,853
4.00% due 07/01/2043	396,908	430,736
4.00% due 04/01/2044	329,129	361,892
4.00% due 06/01/2045	1,326,033	1,457,803
4.00% due 02/01/2046	17,881	19,357
4.00% due 08/01/2048	1,198,356	1,272,920
4.00% due 10/01/2049	1,721,242	1,854,681
4.08% due 01/01/2029	800,420	945,170
4.30% due 06/01/2021	890,421	910,611

269

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
4.50% due 05/01/2025	$9,129	$9,710
4.50% due 03/01/2034	63,979	69,976
4.50% due 05/01/2040	22,408	24,594
4.50% due 10/01/2040	28,253	31,452
4.50% due 02/01/2041	730,204	812,333
4.50% due 04/01/2041	1,280,772	1,425,672
4.50% due 07/01/2042	637,877	709,544
4.50% due 11/01/2042	1,454,021	1,618,348
4.50% due 01/01/2043	1,065,298	1,188,872
4.50% due 04/01/2044	80,385	89,385
4.50% due 06/01/2044	2,899,416	3,216,761
4.50% due 07/01/2049	2,168,642	2,375,215
4.50% due 09/01/2049	1,121,199	1,244,080
5.00% due 03/01/2034	14,954	16,827
5.00% due 04/01/2034	18,865	21,639
5.00% due 05/01/2035	11,060	12,682
5.00% due 07/01/2035	37,534	42,287
5.00% due 08/01/2035	27,130	31,111
5.00% due 09/01/2035	9,024	10,340
5.00% due 10/01/2035	33,865	38,866
5.00% due 10/01/2039	16,938	19,457
5.00% due 11/01/2039	39,325	45,162
5.00% due 12/01/2039	41,227	47,386
5.00% due 02/01/2040	34,942	40,170
5.00% due 06/01/2040	26,386	30,345
5.00% due 03/01/2042	4,618,938	5,291,301
5.50% due 11/01/2034	2,842	3,328
5.50% due 01/01/2036	107,613	125,429
5.50% due 11/01/2036	33,567	38,952
5.50% due 06/01/2037	103,360	119,311
5.50% due 08/01/2037	97,941	114,227
5.50% due 01/01/2038	17,551	20,149
5.50% due 12/01/2038	2,346,509	2,744,581
5.57% due 03/01/2038	1,405,730	1,647,334
6.00% due 02/01/2033	38,974	43,471
6.00% due 10/01/2035	9,686	11,292
6.00% due 01/01/2036	14,454	17,082
6.00% due 02/01/2037	10,426	12,297
6.00% due 03/01/2037	5,968	7,041
6.00% due 04/01/2037	10,384	12,222
6.00% due 06/01/2037	104,117	122,315
6.00% due 06/01/2038	46,154	54,221
6.00% due 10/01/2038	6,160	7,240
Federal National Mtg. Assoc. Grantor Trust Series 2017-T1, Class A 2.90% due 06/25/2027	1,522,273	1,682,862
Federal National Mtg. Assoc. REMIC
Series 2008-11, Class DO zero coupon due 03/25/2038(1)	859,853	801,856
Series 2012-96, Class CB 1.50% due 04/25/2039(1)	322,596	324,025
Series 2013-53, Class CB 2.00% due 10/25/2040(1)	120,362	121,858
Series 2016-19, Class AD 2.00% due 04/25/2046(1)	231,830	240,488
Series 2015-M7, Class A2 2.59% due 12/25/2024(3)	2,839,127	3,041,212
Series 2015-M3, Class A2 2.72% due 10/25/2024(3)	14,406,506	15,486,371
Series 2013-1, Class YI 3.00% due 02/25/2033(1)(7)	251,321	26,742

Security Description	Principal Amount	Value (Note 2)
Federal National Mtg. Assoc. (continued)
Series 2013-64, Class KI 3.00% due 02/25/2033(1)(7)	$62,757	$5,562
Series 2016-38, Class NA 3.00% due 01/25/2046(1)	509,497	548,723
Series 2010-43, Class AH 3.25% due 05/25/2040(1)	138,805	150,295
Series 2014-7, Class VA 3.50% due 05/25/2025(1)	362,258	374,914
Series 2014-10, Class KM 3.50% due 09/25/2043(1)	351,212	374,545
3.50% due 06/25/2044(1)	214,657	233,243
Series 2011-104, Class NY 4.00% due 03/25/2039(1)	747,815	781,642
Series 2010-113, Class GB 4.00% due 10/25/2040(1)	156,219	174,181
Series 2016-40, Class IQ 4.00% due 07/25/2046(1)(7)	279,161	52,459
Series 2010-47, Class MB 5.00% due 09/25/2039(1)	1,468,760	1,699,125
Series 2005-93, Class PZ 5.50% due 10/25/2035(1)	1,584,308	1,964,717
Series 2002-56, Class ZQ 6.00% due 09/25/2032(1)	414,365	490,505
Series 2005-109, Class GE 6.00% due 12/25/2035(1)	1,397,000	1,660,069
Series 2009-39, Class Z 6.00% due 06/25/2039(1)	2,637,426	2,960,552
Federal National Mtg. Assoc. REMIC FRS Series 2015-M17, Class FA 1.10% (1 ML+0.93%) due 11/25/2022(3)	295,096	295,320
Federal National Mtg. Assoc. REMIC VRS
Series 2017-M3, Class A2 2.48% due 12/25/2026(3)(4)	349,655	380,658
Series 2017-M4, Class A2 2.58% due 12/25/2026(3)(4)	2,403,000	2,633,105
Series 2015-N8, Class A2 2.90% due 01/25/2025(3)(4)	2,000,000	2,171,366
Series 2015-M2, Class A3 3.03% due 12/25/2024(3)(4)	777,049	840,948
Series 2018-M4, Class A2 3.05% due 03/25/2028(3)(4)	845,000	960,543
Series 2017-M8, Class A2 3.06% due 05/25/2027(3)(4)	1,200,000	1,346,532
Series 2017-M12, Class A2 3.08% due 06/25/2027(3)(4)	1,248,000	1,394,740
Series 2018-M3, Class A2 3.09% due 02/25/2030(3)(4)	606,000	695,401
Series 2015-M10, Class A2 3.09% due 04/25/2027(3)(4)	1,556,000	1,737,232
Series 2017-M5, Class A2 3.17% due 04/25/2029(3)(4)	1,062,000	1,223,287
Series 2018-M10, Class A2 3.37% due 07/25/2028(3)(4)	1,514,000	1,750,908
Series 2019-M2, Class A2 3.63% due 11/25/2028(3)(4)	2,250,000	2,663,700
Series 2018-M12, Class A2 3.64% due 08/25/2030(3)(4)	1,800,000	2,171,364

		226,349,659

Government National Mtg. Assoc. — 5.3%
2.00% due September 30 TBA	475,000	495,670

270

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Government National Mtg. Assoc. (continued)
2.50% due October 30 TBA	$925,000	$973,093
3.00% due 11/20/2044	406,008	433,392
3.00% due 04/20/2045	517,423	550,562
3.00% due 04/20/2046	141,224	149,957
3.00% due 08/20/2046	258,897	275,410
3.00% due 09/20/2046	657,540	697,012
3.00% due 09/20/2047	1,086,633	1,150,505
3.00% due 11/20/2047	3,270,160	3,462,378
3.00% due 01/20/2048	5,425,457	5,744,361
3.00% due 08/20/2050	475,000	503,321
3.50% due July 30 TBA	6,837,500	7,191,928
3.00% due August 30 TBA	950,000	1,004,588
3.50% due 10/20/2033	847,485	900,372
3.50% due 11/15/2040	63,415	67,729
3.50% due 12/15/2041	122,355	137,913
3.50% due 02/15/2042	150,491	162,905
3.50% due 04/15/2042	20,420	22,092
3.50% due 05/20/2046	713,268	761,469
3.50% due 11/20/2047	8,922,464	9,464,054
4.00% due 12/20/2042	1,184,481	1,311,677
4.00% due 09/20/2044	389,316	425,171
4.00% due 03/20/2048	122,809	131,509
4.00% due 05/20/2048	318,397	340,715
4.00% due 07/20/2049	581,424	618,286
4.00% due August 30 TBA	1,125,000	1,193,906
4.25% due 01/20/2045	1,340,883	1,483,990
4.25% due 02/20/2045	1,608,024	1,780,454
4.25% due 04/20/2045	1,311,709	1,451,897
4.25% due 06/20/2045	872,858	966,922
4.50% due 04/15/2039	66,663	77,374
4.50% due 05/15/2039	30,337	34,297
4.50% due 09/15/2039	44,980	51,323
4.50% due 01/15/2040	155,342	172,990
4.50% due 02/15/2040	199,893	222,698
4.50% due 03/15/2040	54,311	59,704
4.50% due 04/15/2040	84,588	93,662
4.50% due 06/15/2040	130,084	144,841
4.50% due 07/15/2040	41,688	46,394
4.50% due 01/20/2041	76,783	86,102
4.50% due 06/20/2041	76,645	84,366
4.50% due 09/20/2041	1,206,040	1,327,609
4.50% due 07/20/2045	943,970	1,014,436
4.50% due 05/20/2048	1,610,694	1,732,929
4.50% due 04/20/2049	160,753	171,725
4.50% due 07/20/2049	659,202	705,856
4.50% due 09/20/2049	3,579,273	3,964,692
4.50% due 11/20/2049	2,336,235	2,557,801
5.50% due 12/15/2036	47,258	53,194
5.50% due 04/15/2038	10,412	11,836
5.50% due 01/20/2042	39,710	45,967
6.00% due 12/15/2032	14,599	16,226
6.00% due 01/15/2039	34,567	38,375
Government National Mtg. Assoc. REMIC Series 2010-157, Class OP zero coupon due 12/20/2040(1)	185,395	178,021
Series 2013-169, Class KV 2.50% due 07/20/2032(1)	225,000	239,211
Series 2011-123, Class MA 4.00% due 07/20/2041(1)	162,000	180,778
Series 2012-12, Class KN 4.50% due 09/20/2041(1)	129,625	143,061

Security Description	Principal Amount	Value (Note 2)
Government National Mtg. Assoc. (continued)
Series 2005-55, Class Z 4.75% due 07/20/2035(1)	$2,714,731	$3,007,266
Series 2009-92, Class ZC 5.00% due 10/20/2039(1)	1,256,574	1,432,180
Series 2010-105, Class B 5.00% due 08/20/2040(1)	1,236,375	1,422,209
Government National Mtg. Assoc. REMIC FRS
Series 2015-H15, Class FJ 0.62% (1 ML+0.44%) due 06/20/2065(1)	742,812	740,196
Series 2015-H16, Class FG 0.62% (1 ML+0.44%) due 07/20/2065(1)	1,248,894	1,244,488
Series 2015-H16, Class FL 0.62% (1 ML+0.44%) due 07/20/2065(1)	2,764,787	2,754,756
Series 2011-H06, Class FA 0.63% (1 ML+0.45%) due 02/20/2061(1)	1,082,467	1,080,110
Series 2015-H05, Class FC 0.66% (1 ML+0.48%) due 02/20/2065(1)	3,366,480	3,360,829
Series 2015-H06, Class FA 0.66% (1 ML+0.48%) due 02/20/2065(1)	2,484,911	2,480,743
Series 2015-H08, Class FC 0.66% (1 ML+0.48%) due 03/20/2065(1)	6,040,213	6,028,146
Series 2015-H10, Class FC 0.66% (1 ML+0.48%) due 04/20/2065(1)	3,541,938	3,534,458
Series 2015-H12, Class FA 0.66% (1 ML+0.48%) due 05/20/2065(1)	2,129,008	2,115,666
Series 2013-H18, Class EA 0.68% (1 ML+0.50%) due 07/20/2063(1)	1,698,966	1,697,844
Series 2015-H23, Class FB 0.70% (1 ML+0.52%) due 09/20/2065(1)	1,077,184	1,076,562
Series 2015-H26, Class FG 0.70% (1 ML+0.52%) due 10/20/2065(1)	746,040	745,592
Series 2015-H07, Class ES 0.77% (1 ML+0.47%) due 02/20/2065(1)	1,869,164	1,866,457
Series 2012-H08, Class FB 0.78% (1 ML+0.60%) due 03/20/2062(1)	1,278,857	1,280,507
Series 2014-H09, Class TA 0.78% (1 ML+0.60%) due 04/20/2064(1)	882,210	883,589
Series 2015-H29, Class FL 0.78% (1 ML+0.60%) due 11/20/2065(1)	2,727,990	2,734,604
Series 2015-H30, Class FE 0.78% (1 ML+0.60%) due 11/20/2065(1)	2,972,214	2,979,697
Series 2015-H32, Class FH 0.84% (1 ML+0.66%) due 12/20/2065(1)	909,992	914,336

271

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Government National Mtg. Assoc. (continued)
Series 2016-H26, Class FC 1.18% (1 ML+1.00%) due 12/20/2066(1)	$559,130	$568,480
Government National Mtg. Assoc. REMIC VRS
Series 2014-168, Class VB 3.40% due 06/16/2047(3)(4)	781,715	838,748
Series 2015-137, Class WA 5.49% due 01/20/2038(1)(4)	40,089	47,347
Series 2015-137, Class W 5.55% due 10/20/2040(1)(4)	2,050,089	2,389,471

		104,532,987

Resolution Funding Corp — 0.0%
zero coupon due 01/15/2030	1,000,000	902,547

Small Business Administration — 0.3%
Series 2013-20D, Class 1 2.08% due 04/01/2033	838,933	870,615
Series 2012-20H, Class 1 2.37% due 08/01/2032	457,355	476,238
Series 2013-20F, Class 1 2.45% due 06/01/2033	1,095,832	1,155,329
Series 2013-20G, Class 1 3.15% due 07/01/2033	1,496,820	1,632,995
Series 2013-20H, Class 1 3.16% due 08/01/2033	1,532,703	1,671,045
Series 2013-20I, Class 1 3.62% due 09/01/2033	766,920	850,911

		6,657,133

Tennessee Valley Authority — 0.1%
4.25% due 09/15/2065	405,000	626,409
4.63% due 09/15/2060	240,000	387,548

		1,013,957

Uniform Mtg. Backed Securities — 2.3%
1.50% due September 15 TBA	575,000	588,512
2.00% due August 15 TBA	875,000	910,405
2.00% due August 30 TBA	11,305,000	11,714,806
2.00% due September 30 TBA	2,550,000	2,637,729
2.00% due October 30 TBA	2,150,000	2,216,934
2.50% due August 15 TBA	2,700,000	2,834,034
2.50% due August 30 TBA	8,040,000	8,447,025
2.50% due September 15 TBA	1,600,000	1,677,223
2.50% due September 30 TBA	3,000,000	3,147,273
2.50% due October 15 TBA	1,050,000	1,098,873
2.50% due October 30 TBA	2,000,000	2,093,788
3.00% due August 15 TBA	1,700,000	1,784,137
3.00% due August 30 TBA	350,000	370,248
3.00% due September 30 TBA	1,650,000	1,741,597
3.50% due August 30 TBA	4,300,000	4,534,484
4.00% due August 30 TBA	3,750,000	3,983,789

		49,780,857

Total U.S. Government Agencies (cost $473,500,882)		496,420,184

U.S. GOVERNMENT TREASURIES — 10.7%
United States Treasury Bonds — 7.2%
zero coupon due 08/15/2021 STRIPS	2,430,000	2,427,289
zero coupon due 11/15/2021 STRIPS	1,335,000	1,332,782

Security Description	Principal Amount	Value (Note 2)
United States Treasury Bonds (continued)
zero coupon due 02/15/2022 STRIPS	$1,545,000	$1,541,801
zero coupon due 05/15/2022 STRIPS	3,980,000	3,970,588
zero coupon due 08/15/2022 STRIPS	1,785,000	1,780,514
zero coupon due 11/15/2022 STRIPS	7,785,000	7,761,287
zero coupon due 02/15/2023 STRIPS	7,735,000	7,707,238
zero coupon due 05/15/2023 STRIPS	8,880,000	8,843,276
zero coupon due 08/15/2023 STRIPS	3,185,000	3,167,638
zero coupon due 05/15/2024 STRIPS	90,000	89,210
zero coupon due 11/15/2024 STRIPS	710,000	701,932
zero coupon due 02/15/2025 STRIPS	800,000	789,534
zero coupon due 08/15/2026 STRIPS	90,000	87,807
zero coupon due 08/15/2027 STRIPS	1,170,000	1,130,812
zero coupon due 11/15/2027 STRIPS	1,620,000	1,560,542
zero coupon due 02/15/2028 STRIPS	1,800,000	1,728,669
zero coupon due 08/15/2028 STRIPS	1,440,000	1,375,661
zero coupon due 11/15/2028 STRIPS	1,260,000	1,200,376
zero coupon due 11/15/2029 STRIPS	710,000	667,940
zero coupon due 02/15/2030 STRIPS	1,330,000	1,247,832
zero coupon due 11/15/2030 STRIPS	1,270,000	1,179,530
zero coupon due 02/15/2031 STRIPS	800,000	739,738
zero coupon due 08/15/2031 STRIPS	2,000,000	1,835,955
zero coupon due 02/15/2033 STRIPS	490,000	441,156
zero coupon due 05/15/2033 STRIPS	400,000	358,944
zero coupon due 08/15/2033 STRIPS	630,000	562,176
zero coupon due 02/15/2034 STRIPS	1,765,000	1,564,941
zero coupon due 08/15/2034 STRIPS	540,000	475,408
zero coupon due 11/15/2034 STRIPS	630,000	552,691
zero coupon due 02/15/2035 STRIPS	540,000	472,386
zero coupon due 05/15/2035 STRIPS	990,000	862,897
1.25% due 05/15/2050	4,500,000	4,559,238
1.75% due 01/15/2028 TIPS(8)	1,431,916	1,741,893
2.00% due 02/15/2050	8,000,000	9,611,562
2.25% due 08/15/2046	6,687,000	8,295,798
2.38% due 11/15/2049	550,000	711,734

272

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT TREASURIES (continued)
United States Treasury Bonds (continued)
2.50% due 01/15/2029 TIPS(8)	$4,549,902	$5,954,304
2.50% due 02/15/2045	3,900,000	5,018,660
2.88% due 05/15/2043	4,565,000	6,201,089
2.88% due 08/15/2045	2,600,000	3,570,938
2.88% due 05/15/2049	59,000	83,460
3.00% due 11/15/2044	317,000	442,029
3.00% due 02/15/2048	330,000	471,977
3.13% due 02/15/2043	3,050,000	4,294,305
3.63% due 08/15/2043	2,975,000	4,509,101
3.63% due 02/15/2044	1,250,000	1,901,025
3.75% due 11/15/2043	13,839,000	21,372,065
4.38% due 02/15/2038	360,000	572,161
4.38% due 05/15/2041	1,400,000	2,294,359
4.25% due 11/15/2040	543,000	873,063
5.25% due 11/15/2028	90,000	125,191

		140,762,502

United States Treasury Notes — 3.5%
0.13% due 01/15/2022 TIPS(8)	4,395,303	4,471,497
1.13% due 02/28/2025	10,000,000	10,425,000
1.38% due 01/31/2022	10,000,000	10,186,328
1.38% due 08/31/2023	3,500,000	3,634,258
1.50% due 02/28/2023	2,000,000	2,071,172
1.63% due 02/15/2026	11,400	12,242
1.63% due 08/15/2029	400,000	439,922
1.75% due 02/28/2022	5,700,000	5,845,840
1.75% due 07/15/2022	3,450,000	3,559,430
1.75% due 09/30/2022	1,500,000	1,552,734
1.75% due 01/31/2023	4,000,000	4,162,500
1.75% due 05/15/2023	2,808,000	2,935,567
1.75% due 12/31/2024	4,703,800	5,026,267
1.75% due 12/31/2026	1,887,300	2,054,577
1.75% due 11/15/2029	720,000	801,591
1.88% due 11/30/2021	2,400,000	2,455,594
2.13% due 06/30/2022	1,000,000	1,038,203
2.13% due 02/29/2024	263,000	281,574
2.25% due 10/31/2024	1,000,000	1,087,422
2.25% due 11/15/2024	58,000	63,102
2.25% due 11/15/2025	430,000	474,948
2.25% due 02/15/2027	309,000	346,732
2.50% due 08/15/2023	2,000,000	2,143,672
2.75% due 05/31/2023	377,000	404,951
2.75% due 11/15/2023	600,000	651,328
2.88% due 05/31/2025	3,041,000	3,429,678
2.88% due 05/15/2028	245,000	290,756

		69,846,885

Total U.S. Government Treasuries (cost $186,073,234)		210,609,387

MUNICIPAL BONDS & NOTES — 1.4%
Escambia County Health Facilities Authority Revenue Bonds 3.61% due 08/15/2040	655,000	695,479
New Jersey Economic Development Authority Revenue Bonds Series B zero coupon due 02/15/2023	5,231,000	5,089,083
New Jersey Economic Development Authority Revenue Bonds Series A 7.43% due 02/15/2029	3,828,000	4,764,673

Security Description	Principal Amount	Value (Note 2)

Ohio State University Revenue Bonds 4.05% due 12/01/2056	$244,000	$338,772
Oklahoma Development Finance Authority Revenue Bonds 5.45% due 08/13/2028	1,578,000	1,858,316
Regents of the University of California Medical Center Revenue Bonds Series N 3.71% due 05/15/2020	740,000	841,617
School District of Philadelphia General Obligation Bonds 6.62% due 06/01/2030	1,250,000	1,617,938
School District of Philadelphia General Obligation Bonds 6.77% due 06/01/2040	840,000	1,136,923
State of California General Obligation Bonds 4.00% due 03/01/2029	760,000	975,361
State of California General Obligation Bonds 7.30% due 10/01/2039	360,000	612,835
State of California General Obligation Bonds 7.60% due 11/01/2040	2,700,000	5,068,440
Village of Bridgeview, Illinois General Obligation Bonds 5.14% due 12/01/2036	3,955,000	3,822,112
Village of Bridgeview, Illinois General Obligation Bonds 5.06% due 12/01/2025	400,000	396,808

Total Municipal Bonds & Notes (cost $24,896,455)		27,218,357

FOREIGN GOVERNMENT OBLIGATIONS — 0.4%
Electric-Distribution — 0.0%
Hydro-Quebec Government Guar. Notes 8.05% due 07/07/2024	360,000	459,979

Regional Authority — 0.1%
Province of Quebec, Canada Debentures 7.13% due 02/09/2024	540,000	660,689

Sovereign — 0.3%
Israel Government USAID Series 1 Government Guar. Notes zero coupon due 11/01/2024	380,000	367,905
Israel Government USAID Series 2 Government Guar. Notes zero coupon due 11/01/2024	1,350,000	1,307,178
Republic of Colombia Senior Notes 3.13% due 04/15/2031	290,000	300,298
Republic of Colombia Senior Notes 4.00% due 02/26/2024	200,000	213,250
Republic of Colombia Senior Notes 4.13% due 05/15/2051	270,000	300,375

273

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sovereign (continued)
Republic of Colombia Senior Notes 4.50% due 01/28/2026	$314,000	$348,932
Republic of Colombia Senior Notes 7.38% due 09/18/2037	100,000	145,900
Republic of Panama Senior Notes 4.50% due 04/16/2050	200,000	264,750
Republic of Peru Senior Notes 5.63% due 11/18/2050	54,000	92,070
United Mexican States Senior Notes 3.75% due 01/11/2028	547,000	586,816
United Mexican States Senior Bonds 4.13% due 01/21/2026	200,000	220,000
United Mexican States Senior Notes 4.50% due 01/31/2050	380,000	422,180
United Mexican States Senior Bonds 4.60% due 02/10/2048	400,000	444,800
United Mexican States Senior Bonds 4.75% due 03/08/2044	1,080,000	1,226,880

		6,241,334

Total Foreign Government Obligations (cost $6,784,847)		7,362,002

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.7%
Banks-Commercial — 0.2%
Macquarie Bank, Ltd. 6.13% due 03/08/2027*(11)	3,380,000	3,388,450

Diversified Banking Institutions — 0.4%
Bank of America Corp. Series Z 6.50% due 10/23/2024(11)	2,200,000	2,462,120
Bank of America Corp. Series AA 6.10% due 03/17/2025(11)	3,392,000	3,722,720
Bank of America Corp. Series FF 5.88% due 03/15/2028(11)	2,659,000	2,838,482

		9,023,322

Finance-Investment Banker/Broker — 0.1%
Charles Schwab Corp. Series G 5.38% due 06/012025(11)	1,443,000	1,580,085

Insurance-Life/Health — 0.0%
Dai-ichi Life Insurance Co., Ltd. 4.00% due 07/24/2026*(11)	316,000	342,070

Insurance-Property/Casualty — 0.0%
Progressive Corp. Series B 5.38% due 03/15/2023(11)	180,000	181,375

Pipelines — 0.0%
Enbridge, Inc. 5.75% due 07/15/2080	255,000	259,963

Security Description	Principal Amount/ Shares	Value (Note 2)
Pipelines (continued)
Enbridge, Inc. 6.25% due 03/01/2078	$200,000	$198,000

		457,963

Total Preferred Securities/Capital Securities (cost $14,156,391)		14,973,265

WARRANTS — 0.0%
Central Bank — 0.0%
Central Bank of Nigeria Expires 11/15/2020 (strike price $250.00)†(6) (cost $0)	250	3,250

Total Long-Term Investment Securities (cost $1,777,629,518)		1,907,123,192

SHORT-TERM INVESTMENT SECURITIES — 6.1%
Federal Home Loan Bank — 3.4%
0.01% due 08/03/2020	$65,986,000	65,986,000

Registered Investment Companies — 2.7%
State Street Institutional Liquid Reserves Fund, Trust Class 0.14%(9)	53,647,717	53,663,811

Total Short-Term Investment Securities (cost $119,652,076)		119,649,811

REPURCHASE AGREEMENTS — 0.0%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00%, dated 07/31/2020, to be repurchased 08/03/2020 in the amount of $197,000 and collateralized by $201,000 of United States Treasury Notes, bearing interest at 0.63%, due 08/15/2030 and having an approximate value of $201,008. (cost $197,000)	$197,000	197,000

TOTAL INVESTMENTS (cost $1,897,478,594)(10)	103.1%	2,026,970,003
Liabilities in excess of other assets	(3.1)	(60,352,375)

NET ASSETS	100.0%	$1,966,617,628

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2020, the aggregate value of these securities was $427,003,587 representing 21.7% of net assets.
†	Non-income producing security
(1)	Collateralized Mortgage Obligation
(2)	Collateralized Loan Obligation
(3)	Commercial Mortgage Backed Security
(4)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(5)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. The rate reflected is as of July 31, 2020.
(6)	Securities classified as Level 3 (see Note 2).
(7)	Interest Only
(8)	Principal amount of security is adjusted for inflation.

274

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

(9)	The rate shown is the 7-day yield as of July 31, 2020.
(10)	See Note 3 for cost of investments on a tax basis.
(11)	Perpetual maturity — maturity date reflects the next call date.

CLO — Collateralized Loan Obligation

REMIC — Real Estate Mortgage Investment Conduit

SCRT — Structured Credit Risk Transfer

STRIPS — Separate Trading of Registered Interest and Principal

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

TIPS — Treasury Inflation Protected Securities

ULC — Unlimited Liability Corp.

USAID — United States Agency for International Development

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates on FRS and VRS are the current interest rates as of July 31, 2020 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML — 1 Month USD LIBOR

3 ML — 3 Month USD LIBOR

6 ML — 6 Month USD LIBOR

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
321	Long	U.S. Treasury 2 Year Notes	September 2020	$70,864,391	$70,935,985	$71,594
251	Long	U.S. Treasury Ultra Bonds	September 2020	54,776,722	57,149,563	2,372,841

						$2,444,435

						Unrealized (Depreciation)
220	Short	U.S. Treasury 10 Year Notes	September 2020	$30,654,239	$30,817,187	$(162,948)
467	Short	U.S. Treasury 10 Year Ultra Notes	September 2020	73,154,222	74,369,750	(1,215,528)

						$(1,378,476)

		Net Unrealized Appreciation (Depreciation)				$1,065,959

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

275

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 -Other Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities:
Diversified Financial Services	$—	$342,042,299	$17,419,350	$359,461,649
U.S. Corporate Bonds & Notes	—	626,515,071	—	626,515,071
Foreign Corporate Bonds & Notes:
Paper & Related Products	—	—	20,806	20,806
Other Industries	—	164,539,221	—	164,539,221
U.S. Government Agencies	—	496,420,184	—	496,420,184
U.S. Government Treasuries	—	210,609,387	—	210,609,387
Municipal Bonds & Notes	—	27,218,357	—	27,218,357
Foreign Government Obligations	—	7,362,002	—	7,362,002
Preferred Securities/Capital Securities	—	14,973,265	—	14,973,265
Warrants	—	—	3,250	3,250
Short-Term Investment Securities:
Federal Home Loan Bank	—	65,986,000	—	65,986,000
Registered Investment Companies	53,663,811	—	—	53,663,811
Repurchase Agreements	—	197,000	—	197,000

Total Investments at Value	$53,663,811	$1,955,862,786	$17,443,406	$2,026,970,003

Other Financial Instruments:+
Futures Contracts	$2,444,435	$—	$—	$2,444,435

LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$1,378,476	$—	$—	$1,378,476

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no material Level 3 transfers during the reporting period.

See Notes to Financial Statements

276

SunAmerica Series Trust SA JPMorgan Mid-Cap Growth Portfolio

PORTFOLIO PROFILE — July 31, 2020 — (unaudited)

Industry Allocation*

Commercial Services-Finance	6.9%
Medical-Biomedical/Gene	5.0
Computer Software	3.9
Electronic Components-Semiconductors	3.7
Computer Aided Design	3.1
Semiconductor Equipment	3.0
Retail-Auto Parts	2.5
Medical Labs & Testing Services	2.4
Retail-Apparel/Shoe	2.4
Consulting Services	2.3
E-Commerce/Services	2.3
Computer Data Security	2.2
Diversified Manufacturing Operations	2.1
Building & Construction Products-Misc.	2.1
Enterprise Software/Service	2.1
Retail-Gardening Products	1.8
Advertising Services	1.8
Respiratory Products	1.7
Applications Software	1.6
Medical-Drugs	1.6
Energy-Alternate Sources	1.6
Internet Content-Information/News	1.6
Retail-Restaurants	1.4
Power Converter/Supply Equipment	1.4
Office Automation & Equipment	1.3
Internet Application Software	1.3
Communications Software	1.3
Repurchase Agreements	1.3
Entertainment Software	1.2
Commercial Services	1.2
Decision Support Software	1.2
Distribution/Wholesale	1.2
Instruments-Controls	1.2
Electronic Connectors	1.2
Containers-Metal/Glass	1.1
Transport-Truck	1.1
Therapeutics	1.1
Medical-Wholesale Drug Distribution	1.1
Electronic Measurement Instruments	1.1
Tools-Hand Held	1.0
Banks-Commercial	1.0
Electronic Components-Misc.	1.0
Machinery-General Industrial	0.9
Patient Monitoring Equipment	0.9
Networking Products	0.9
Building-Residential/Commercial	0.9
Publishing-Newspapers	0.8
Retail-Automobile	0.8
Non-Hazardous Waste Disposal	0.8
Insurance-Property/Casualty	0.8
Electric Products-Misc.	0.8
Drug Delivery Systems	0.8
Building-Mobile Home/Manufactured Housing	0.8
Finance-Investment Banker/Broker	0.7
Medical-Outpatient/Home Medical	0.7
Retail-Perfume & Cosmetics	0.7
Consumer Products-Misc.	0.6
Medical-HMO	0.6
Aerospace/Defense-Equipment	0.6
Recreational Vehicles	0.5
Machinery-Pumps	0.5

Data Processing/Management	0.5%
Retail-Vision Service Center	0.5
E-Commerce/Products	0.5
Medical Products	0.5
Casino Hotels	0.5
Finance-Other Services	0.5
Private Equity	0.5
Medical-Hospitals	0.3
Auto-Cars/Light Trucks	0.3
Internet Brokers	0.3
Insurance Brokers	0.2

100.1%

*	Calculated as a percentage of net assets

277

SunAmerica Series Trust SA JPMorgan Mid-Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 98.8%
Advertising Services — 1.8%
Trade Desk, Inc., Class A†	17,500	$7,898,100

Aerospace/Defense-Equipment — 0.6%
HEICO Corp., Class A	34,220	2,619,541

Applications Software — 1.6%
HubSpot, Inc.†	14,500	3,401,845
Medallia, Inc.†	42,500	1,306,025
ServiceNow, Inc.†	5,300	2,327,760

		7,035,630

Auto-Cars/Light Trucks — 0.3%
Tesla, Inc.†	960	1,373,530

Banks-Commercial — 1.0%
East West Bancorp, Inc.	31,400	1,088,324
First Republic Bank	28,500	3,205,680

		4,294,004

Building & Construction Products-Misc. — 2.1%
AZEK Co., Inc.†	46,700	1,611,150
Fortune Brands Home & Security, Inc.	58,200	4,452,300
Trex Co., Inc.†	23,900	3,329,987

		9,393,437

Building-Mobile Home/Manufactured Housing — 0.8%
Thor Industries, Inc.	29,292	3,338,995

Building-Residential/Commercial — 0.9%
NVR, Inc.†	970	3,812,245

Casino Hotels — 0.5%
Las Vegas Sands Corp.	50,200	2,190,728

Commercial Services — 1.2%
CoStar Group, Inc.†	6,350	5,395,976

Commercial Services-Finance — 6.9%
Equifax, Inc.	32,100	5,218,176
FleetCor Technologies, Inc.†	15,900	4,111,263
Global Payments, Inc.	25,400	4,521,708
IHS Markit, Ltd.	75,400	6,087,042
MarketAxess Holdings, Inc.	9,100	4,701,970
S&P Global, Inc.	7,900	2,766,975
Square, Inc., Class A†	21,700	2,817,745

		30,224,879

Communications Software — 1.3%
RingCentral, Inc., Class A†	18,900	5,486,103

Computer Aided Design — 3.1%
Cadence Design Systems, Inc.†	57,100	6,238,175
Synopsys, Inc.†	36,700	7,311,374

		13,549,549

Computer Data Security — 2.2%
Crowdstrike Holdings, Inc., Class A†	44,900	5,082,680
Zscaler, Inc.†	33,900	4,401,915

		9,484,595

Computer Software — 3.9%
MongoDB, Inc.†	16,200	3,711,096
Slack Technologies, Inc., Class A†	59,900	1,770,045
Splunk, Inc.†	40,900	8,581,638
Twilio, Inc., Class A†	10,500	2,912,910

		16,975,689

Security Description	Shares	Value (Note 2)
Consulting Services — 2.3%
Booz Allen Hamilton Holding Corp.	70,200	$5,739,552
FTI Consulting, Inc.†	35,900	4,287,896

		10,027,448

Consumer Products-Misc. — 0.6%
Helen of Troy, Ltd.†	14,300	2,691,975

Containers-Metal/Glass — 1.1%
Ball Corp.	67,400	4,962,662

Data Processing/Management — 0.5%
DocuSign, Inc.†	10,800	2,341,764

Decision Support Software — 1.2%
MSCI, Inc.	14,000	5,263,720

Distribution/Wholesale — 1.2%
Copart, Inc.†	55,900	5,212,675

Diversified Manufacturing Operations — 2.1%
Carlisle Cos., Inc.	23,100	2,750,748
ITT, Inc.	41,600	2,401,568
Trane Technologies PLC	38,200	4,273,434

		9,425,750

Drug Delivery Systems — 0.8%
DexCom, Inc.†	7,800	3,397,212

E-Commerce/Products — 0.5%
Chewy, Inc., Class A†	42,700	2,241,323

E-Commerce/Services — 2.3%
Booking Holdings, Inc.†	1,830	3,041,698
Lyft, Inc., Class A†	52,000	1,519,960
Match Group, Inc.†	52,291	5,370,286

		9,931,944

Electric Products-Misc. — 0.8%
AMETEK, Inc.	36,600	3,412,950

Electronic Components-Misc. — 1.0%
Garmin, Ltd.	42,614	4,201,314

Electronic Components-Semiconductors — 3.7%
Advanced Micro Devices, Inc.†	68,000	5,265,240
Cree, Inc.†	20,200	1,392,184
Microchip Technology, Inc.	43,000	4,374,390
Xilinx, Inc.	49,800	5,346,030

		16,377,844

Electronic Connectors — 1.2%
Amphenol Corp., Class A	48,400	5,118,784

Electronic Measurement Instruments — 1.1%
Keysight Technologies, Inc.†	47,500	4,744,775

Energy-Alternate Sources — 1.6%
Enphase Energy, Inc.†	70,800	4,273,488
SolarEdge Technologies, Inc.†	15,600	2,731,560

		7,005,048

Enterprise Software/Service — 2.1%
Coupa Software, Inc.†	10,200	3,125,790
Veeva Systems, Inc., Class A†	23,200	6,138,024

		9,263,814

Entertainment Software — 1.2%
Take-Two Interactive Software, Inc.†	33,092	5,427,750

278

SunAmerica Series Trust SA JPMorgan Mid-Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Finance-Investment Banker/Broker — 0.7%
Charles Schwab Corp.	54,100	$1,793,415
Evercore, Inc., Class A	26,900	1,487,570

		3,280,985

Finance-Other Services — 0.5%
Nasdaq, Inc.	16,400	2,153,484

Instruments-Controls — 1.2%
Mettler-Toledo International, Inc.†	5,570	5,207,950

Insurance Brokers — 0.2%
Selectquote, Inc.†	53,000	948,170

Insurance-Property/Casualty — 0.8%
Progressive Corp.	39,300	3,550,362

Internet Application Software — 1.3%
Okta, Inc.†	25,600	5,657,088

Internet Brokers — 0.3%
TD Ameritrade Holding Corp.	38,000	1,363,820

Internet Content-Information/News — 1.6%
Spotify Technology SA†	27,100	6,986,922

Machinery-General Industrial — 0.9%
Nordson Corp.	21,100	4,085,593

Machinery-Pumps — 0.5%
Ingersoll Rand, Inc.†	74,473	2,352,602

Medical Labs & Testing Services — 2.4%
Catalent, Inc.†	44,000	3,842,960
Teladoc Health, Inc.†	29,000	6,891,270

		10,734,230

Medical Products — 0.5%
Cooper Cos., Inc.	7,800	2,206,854

Medical-Biomedical/Gene — 5.0%
Alnylam Pharmaceuticals, Inc.†	28,100	4,095,856
BioMarin Pharmaceutical, Inc.†	16,900	2,024,789
Exact Sciences Corp.†	47,950	4,543,263
Exelixis, Inc.†	128,200	2,960,138
Illumina, Inc.†	5,520	2,109,523
Intercept Pharmaceuticals, Inc.†	12,800	584,192
Royalty Pharma PLC, Class A†	57,900	2,492,595
Seattle Genetics, Inc.†	19,800	3,292,146

		22,102,502

Medical-Drugs — 1.6%
Horizon Therapeutics PLC†	70,100	4,289,419
Jazz Pharmaceuticals PLC†	25,146	2,722,054

		7,011,473

Medical-HMO — 0.6%
Centene Corp.†	41,026	2,676,947

Medical-Hospitals — 0.3%
Acadia Healthcare Co., Inc.†	46,400	1,383,184

Medical-Outpatient/Home Medical — 0.7%
Amedisys, Inc.†	13,400	3,137,744

Medical-Wholesale Drug Distribution — 1.1%
McKesson Corp.	31,700	4,760,072

Networking Products — 0.9%
Arista Networks, Inc.†	14,800	3,844,596

Security Description	Shares	Value (Note 2)
Non-Hazardous Waste Disposal — 0.8%
Waste Connections, Inc.	35,100	$3,593,187

Office Automation & Equipment — 1.3%
Zebra Technologies Corp., Class A†	20,188	5,667,781

Patient Monitoring Equipment — 0.9%
Insulet Corp.†	19,600	3,985,856

Power Converter/Supply Equipment — 1.4%
Generac Holdings, Inc.†	38,000	5,988,040

Private Equity — 0.5%
Blackstone Group, Inc., Class A	39,500	2,104,560

Publishing-Newspapers — 0.8%
New York Times Co., Class A	79,000	3,645,060

Recreational Vehicles — 0.5%
Brunswick Corp.	35,900	2,404,582

Respiratory Products — 1.7%
ResMed, Inc.	36,300	7,351,113

Retail-Apparel/Shoe — 2.4%
Burlington Stores, Inc.†	21,300	4,004,400
Lululemon Athletica, Inc.†	19,692	6,411,518

		10,415,918

Retail-Auto Parts — 2.5%
O’Reilly Automotive, Inc.†	22,800	10,884,264

Retail-Automobile — 0.8%
CarMax, Inc.†	37,200	3,607,284

Retail-Gardening Products — 1.8%
Tractor Supply Co.	56,300	8,036,262

Retail-Perfume & Cosmetics — 0.7%
Ulta Beauty, Inc.†	15,100	2,914,149

Retail-Restaurants — 1.4%
Chipotle Mexican Grill, Inc.†	5,200	6,006,832

Retail-Vision Service Center — 0.5%
National Vision Holdings, Inc.†	71,900	2,300,081

Semiconductor Equipment — 3.0%
Entegris, Inc.	71,000	5,105,610
Lam Research Corp.	11,800	4,450,488
Teradyne, Inc.	41,600	3,700,736

		13,256,834

Therapeutics — 1.1%
Agios Pharmaceuticals, Inc.†	39,100	1,772,012
Neurocrine Biosciences, Inc.†	25,200	3,033,072

		4,805,084

Tools-Hand Held — 1.0%
Stanley Black & Decker, Inc.	28,900	4,430,948

Transport-Truck — 1.1%
Old Dominion Freight Line, Inc.	27,050	4,945,281

Total Long-Term Investment Securities (cost $323,869,136)		433,909,447

279

SunAmerica Series Trust SA JPMorgan Mid-Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
REPURCHASE AGREEMENTS — 1.3%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00%, dated 07/31/2020, to be repurchased 08/03/2020 in the amount of $5,457,000 collateralized by $5,239,500 of United States Treasury Notes, bearing interest at 1.75% due 07/31/2024 and having an approximate value of $5,566,151 (cost $5,457,000)	$5,457,000	$5,457,000

TOTAL INVESTMENTS (cost $329,326,136)(1)	100.1%	439,366,447
Liabilities in excess of other assets	(0.1)	(304,336)

NET ASSETS	100.0%	$439,062,111

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$433,909,447	$—	$—	$433,909,447
Repurchase Agreements	—	5,457,000	—	5,457,000

Total Investments at Value	$433,909,447	$5,457,000	$—	$439,366,447

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

280

SunAmerica Series Trust SA Large Cap Growth Index Portfolio

PORTFOLIO PROFILE — July 31, 2020 — (unaudited)

Industry Allocation*

Applications Software	11.3%
Computers	10.3
E-Commerce/Products	8.1
Web Portals/ISP	5.2
Internet Content-Entertainment	4.9
Electronic Components-Semiconductors	4.7
Finance-Credit Card	3.9
Medical-Drugs	3.4
Commercial Services-Finance	3.0
Exchange-Traded Funds	2.9
Real Estate Investment Trusts	2.4
Retail-Building Products	1.6
Medical-Biomedical/Gene	1.6
Cosmetics & Toiletries	1.6
Aerospace/Defense	1.5
Diagnostic Equipment	1.5
Retail-Restaurants	1.4
Medical Products	1.3
Electronic Forms	1.3
Cable/Satellite TV	1.2
Beverages-Non-alcoholic	1.1
Retail-Discount	1.0
Semiconductor Components-Integrated Circuits	1.0
Medical Instruments	1.0
Industrial Gases	0.9
Semiconductor Equipment	0.9
Transport-Rail	0.8
Diversified Banking Institutions	0.8
Computer Aided Design	0.8
Multimedia	0.8
Enterprise Software/Service	0.6
Computer Services	0.6
Insurance Brokers	0.5
Data Processing/Management	0.5
Oil Companies-Exploration & Production	0.5
Electronic Measurement Instruments	0.5
Tobacco	0.5
Athletic Footwear	0.5
Investment Management/Advisor Services	0.5
Finance-Other Services	0.4
Electric-Integrated	0.4
Chemicals-Diversified	0.4
E-Commerce/Services	0.4
Retail-Auto Parts	0.4
Instruments-Controls	0.4
Retail-Major Department Stores	0.4
Diversified Manufacturing Operations	0.4
Transport-Services	0.3
Coatings/Paint	0.3
Auto-Heavy Duty Trucks	0.3
Building-Residential/Commercial	0.3
Electronic Connectors	0.3
Hotels/Motels	0.3
Distribution/Wholesale	0.2
Machinery-Construction & Mining	0.2
Electric Products-Misc.	0.2
Entertainment Software	0.2
Drug Delivery Systems	0.2
Aerospace/Defense-Equipment	0.2
Diagnostic Kits	0.2
Non-Hazardous Waste Disposal	0.2

Machinery-Farming	0.2%
Insurance-Property/Casualty	0.2
Consulting Services	0.2
Decision Support Software	0.2
Retail-Apparel/Shoe	0.2
Respiratory Products	0.2
Building Products-Cement	0.2
Commercial Services	0.2
Finance-Investment Banker/Broker	0.2
Dental Supplies & Equipment	0.2
Consumer Products-Misc.	0.1
Machinery-Pumps	0.1
Wireless Equipment	0.1
Transport-Truck	0.1
Chemicals-Specialty	0.1
Computer Software	0.1
Food-Misc./Diversified	0.1
Machinery-General Industrial	0.1
Casino Hotels	0.1
Medical Labs & Testing Services	0.1
Computer Data Security	0.1
Office Automation & Equipment	0.1
U.S. Government Treasuries	0.1
Disposable Medical Products	0.1
Containers-Metal/Glass	0.1
Banks-Commercial	0.1
E-Services/Consulting	0.1
Electric-Distribution	0.1
Retail-Automobile	0.1
Instruments-Scientific	0.1
Building Products-Wood	0.1
Real Estate Management/Services	0.1
Industrial Automated/Robotic	0.1
Food-Confectionery	0.1
Electronic Components-Misc.	0.1
Networking Products	0.1
Retail-Jewelry	0.1
Oil Refining & Marketing	0.1
Water	0.1
Medical Information Systems	0.1
Soap & Cleaning Preparation	0.1
Beverages-Wine/Spirits	0.1
Food-Wholesale/Distribution	0.1
Finance-Consumer Loans	0.1
Building Products-Air & Heating	0.1
Web Hosting/Design	0.1
Rental Auto/Equipment	0.1
Telecom Equipment-Fiber Optics	0.1
Building & Construction Products-Misc.	0.1
Computers-Memory Devices	0.1
Metal-Copper	0.1
Apparel Manufacturers	0.1
Electronic Security Devices	0.1
Food-Meat Products	0.1

99.9%

*	Calculated as a percentage of net assets

281

SunAmerica Series Trust SA Large Cap Growth Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 96.9%
Aerospace/Defense — 1.5%
Boeing Co.	4,053	$640,374
Lockheed Martin Corp.	4,240	1,606,833
Northrop Grumman Corp.	2,664	865,827
Raytheon Technologies Corp.	13,396	759,285
Teledyne Technologies, Inc.†	630	193,221
TransDigm Group, Inc.	864	372,885

		4,438,425

Aerospace/Defense-Equipment — 0.2%
Howmet Aerospace, Inc.	3,297	48,730
L3Harris Technologies, Inc.	3,710	624,504

		673,234

Apparel Manufacturers — 0.1%
VF Corp.	2,904	175,285

Applications Software — 11.3%
Intuit, Inc.	4,481	1,372,844
Microsoft Corp.	130,313	26,715,468
salesforce.com, Inc.†	15,483	3,016,863
ServiceNow, Inc.†	3,277	1,439,258

		32,544,433

Athletic Footwear — 0.5%
NIKE, Inc., Class B	14,277	1,393,578

Auto-Heavy Duty Trucks — 0.3%
Cummins, Inc.	1,597	308,636
PACCAR, Inc.	5,941	505,460

		814,096

Banks-Commercial — 0.1%
First Republic Bank	1,444	162,421
SVB Financial Group†	566	126,937

		289,358

Beverages-Non-alcoholic — 1.1%
Coca-Cola Co.	26,569	1,255,119
Monster Beverage Corp.†	4,304	337,778
PepsiCo, Inc.	11,445	1,575,519

		3,168,416

Beverages-Wine/Spirits — 0.1%
Brown-Forman Corp., Class B	3,134	217,312

Building & Construction Products-Misc. — 0.1%
Fortune Brands Home & Security, Inc.	2,401	183,677

Building Products-Air & Heating — 0.1%
Carrier Global Corp.	7,415	201,985

Building Products-Cement — 0.2%
Martin Marietta Materials, Inc.	1,069	221,475
Vulcan Materials Co.	2,275	267,131

		488,606

Building Products-Wood — 0.1%
Masco Corp.	4,533	259,106

Building-Maintenance & Services — 0.0%
Rollins, Inc.	1,139	59,684

Building-Residential/Commercial — 0.3%
D.R. Horton, Inc.	5,684	376,053
NVR, Inc.†	63	247,599
PulteGroup, Inc.	4,331	188,832

		812,484

Security Description	Shares	Value (Note 2)
Cable/Satellite TV — 1.2%
Charter Communications, Inc., Class A†	2,590	$1,502,200
Comcast Corp., Class A	43,830	1,875,924

		3,378,124

Casino Hotels — 0.1%
Las Vegas Sands Corp.	3,291	143,619
MGM Resorts International	5,170	83,186
Wynn Resorts, Ltd.	1,668	120,813

		347,618

Chemicals-Diversified — 0.4%
Celanese Corp.	2,031	197,413
Dow, Inc.	12,729	522,653
FMC Corp.	2,224	235,855
PPG Industries, Inc.	2,067	222,513

		1,178,434

Chemicals-Specialty — 0.1%
Ecolab, Inc.	2,167	405,402

Coatings/Paint — 0.3%
Sherwin-Williams Co.	1,389	899,961

Commercial Services — 0.2%
Cintas Corp.	1,448	437,108
Quanta Services, Inc.	1,065	42,568

		479,676

Commercial Services-Finance — 3.0%
Automatic Data Processing, Inc.	4,579	608,595
Equifax, Inc.	1,252	203,525
FleetCor Technologies, Inc.†	1,440	372,341
Global Payments, Inc.	2,518	448,254
IHS Markit, Ltd.	5,004	403,973
MarketAxess Holdings, Inc.	652	336,889
Moody’s Corp.	2,771	779,482
PayPal Holdings, Inc.†	20,177	3,956,104
S&P Global, Inc.	4,140	1,450,035

		8,559,198

Computer Aided Design — 0.8%
ANSYS, Inc.†	1,476	458,446
Autodesk, Inc.†	3,767	890,632
Cadence Design Systems, Inc.†	4,797	524,072
Synopsys, Inc.†	2,591	516,179

		2,389,329

Computer Data Security — 0.1%
Fortinet, Inc.†	2,306	318,920

Computer Services — 0.6%
Accenture PLC, Class A	6,896	1,550,083
Leidos Holdings, Inc.	1,147	109,148

		1,659,231

Computer Software — 0.1%
Akamai Technologies, Inc.†	2,008	225,780
Citrix Systems, Inc.	1,037	148,042

		373,822

Computers — 10.3%
Apple, Inc.	70,012	29,757,900

Computers-Memory Devices — 0.1%
NetApp, Inc.	1,749	77,481
Seagate Technology PLC	2,328	105,272

		182,753

282

SunAmerica Series Trust SA Large Cap Growth Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Consulting Services — 0.2%
Gartner, Inc.†	1,532	$190,949
Verisk Analytics, Inc.	1,924	363,078

		554,027

Consumer Products-Misc. — 0.1%
Kimberly-Clark Corp.	2,867	435,899

Containers-Metal/Glass — 0.1%
Ball Corp.	3,977	292,827

Cosmetics & Toiletries — 1.6%
Colgate-Palmolive Co.	6,624	511,373
Coty, Inc., Class A	2,403	8,915
Estee Lauder Cos., Inc., Class A	3,863	763,097
Procter & Gamble Co.	24,674	3,235,255

		4,518,640

Data Processing/Management — 0.5%
Broadridge Financial Solutions, Inc.	1,381	185,524
Fiserv, Inc.†	9,664	964,371
Jack Henry & Associates, Inc.	685	122,135
Paychex, Inc.	3,676	264,378

		1,536,408

Decision Support Software — 0.2%
MSCI, Inc.	1,461	549,307

Dental Supplies & Equipment — 0.2%
Align Technology, Inc.†	1,232	361,986
DENTSPLY SIRONA, Inc.	1,995	88,977

		450,963

Diagnostic Equipment — 1.5%
Danaher Corp.	6,921	1,410,500
Thermo Fisher Scientific, Inc.	6,787	2,809,478

		4,219,978

Diagnostic Kits — 0.2%
IDEXX Laboratories, Inc.†	1,459	580,317

Disposable Medical Products — 0.1%
Teleflex, Inc.	798	297,734

Distribution/Wholesale — 0.2%
Copart, Inc.†	3,551	331,131
Fastenal Co.	6,890	324,105
LKQ Corp.†	2,716	76,564

		731,800

Diversified Banking Institutions — 0.8%
JPMorgan Chase & Co.	25,133	2,428,853

Diversified Manufacturing Operations — 0.4%
Illinois Tool Works, Inc.	3,013	557,375
Parker-Hannifin Corp.	1,214	217,209
Trane Technologies PLC	2,549	285,156

		1,059,740

Drug Delivery Systems — 0.2%
DexCom, Inc.†	1,586	690,766

E-Commerce/Products — 8.1%
Amazon.com, Inc.†	7,200	22,785,696
eBay, Inc.	11,350	627,428

		23,413,124

Security Description	Shares	Value (Note 2)
E-Commerce/Services — 0.4%
Booking Holdings, Inc.†	703	$1,168,477

E-Services/Consulting — 0.1%
CDW Corp.	2,445	284,231

Electric Products-Misc. — 0.2%
AMETEK, Inc.	3,942	367,592
Emerson Electric Co.	5,544	343,783

		711,375

Electric-Distribution — 0.1%
Sempra Energy	2,262	281,529

Electric-Integrated — 0.4%
NextEra Energy, Inc.	4,458	1,251,361

Electronic Components-Misc. — 0.1%
Garmin, Ltd.	2,494	245,883

Electronic Components-Semiconductors — 4.7%
Advanced Micro Devices, Inc.†	20,126	1,558,356
Broadcom, Inc.	6,870	2,176,072
Intel Corp.	41,471	1,979,411
IPG Photonics Corp.†	306	54,777
Microchip Technology, Inc.	4,216	428,894
Micron Technology, Inc.†	19,111	956,601
NVIDIA Corp.	10,571	4,488,341
Qorvo, Inc.†	1,972	252,712
Skyworks Solutions, Inc.	1,662	241,954
Texas Instruments, Inc.	9,778	1,247,184
Xilinx, Inc.	2,590	278,036

		13,662,338

Electronic Connectors — 0.3%
Amphenol Corp., Class A	5,085	537,790
TE Connectivity, Ltd.	2,834	252,424

		790,214

Electronic Forms — 1.3%
Adobe, Inc.†	8,279	3,678,525

Electronic Measurement Instruments — 0.5%
Agilent Technologies, Inc.	3,025	291,398
FLIR Systems, Inc.	1,079	44,951
Keysight Technologies, Inc.†	3,214	321,047
Roper Technologies, Inc.	1,794	775,815

		1,433,211

Electronic Security Devices — 0.1%
Allegion PLC	1,585	157,644

Enterprise Software/Service — 0.6%
Oracle Corp.	21,460	1,189,957
Paycom Software, Inc.†	829	235,742
Tyler Technologies, Inc.†	683	244,002

		1,669,701

Entertainment Software — 0.2%
Electronic Arts, Inc.†	2,629	372,319
Take-Two Interactive Software, Inc.†	1,958	321,151

		693,470

Finance-Consumer Loans — 0.1%
Synchrony Financial	9,228	204,216

Finance-Credit Card — 3.9%
American Express Co.	6,806	635,136
Discover Financial Services	3,263	161,290
Mastercard, Inc., Class A	15,187	4,685,645

283

SunAmerica Series Trust SA Large Cap Growth Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Finance-Credit Card (continued)
Visa, Inc., Class A	28,991	$5,519,887
Western Union Co.	7,061	171,441

		11,173,399

Finance-Investment Banker/Broker — 0.2%
Charles Schwab Corp.	14,373	476,465

Finance-Other Services — 0.4%
Cboe Global Markets, Inc.	1,885	165,314
CME Group, Inc.	3,143	522,304
Intercontinental Exchange, Inc.	5,172	500,546
Nasdaq, Inc.	928	121,856

		1,310,020

Food-Confectionery — 0.1%
Hershey Co.	1,697	246,761

Food-Meat Products — 0.1%
Tyson Foods, Inc., Class A	2,427	149,139

Food-Misc./Diversified — 0.1%
Campbell Soup Co.	1,279	63,400
Lamb Weston Holdings, Inc.	1,381	82,970
McCormick & Co., Inc.	1,084	211,272

		357,642

Food-Wholesale/Distribution — 0.1%
Sysco Corp.	3,925	207,436

Home Furnishings — 0.0%
Leggett & Platt, Inc.	1,500	60,135

Hotels/Motels — 0.3%
Hilton Worldwide Holdings, Inc.	4,764	357,538
Marriott International, Inc., Class A	4,625	387,691

		745,229

Independent Power Producers — 0.0%
NRG Energy, Inc.	4,195	141,833

Industrial Automated/Robotic — 0.1%
Rockwell Automation, Inc.	1,135	247,589

Industrial Gases — 0.9%
Air Products & Chemicals, Inc.	3,795	1,087,761
Linde PLC	6,407	1,570,420

		2,658,181

Instruments-Controls — 0.4%
Honeywell International, Inc.	5,548	828,705
Mettler-Toledo International, Inc.†	259	242,165

		1,070,870

Instruments-Scientific — 0.1%
PerkinElmer, Inc.	1,091	129,731
Waters Corp.†	659	140,466

		270,197

Insurance Brokers — 0.5%
Aon PLC, Class A	2,502	513,460
Arthur J. Gallagher & Co.	1,661	178,541
Marsh & McLennan Cos., Inc.	5,349	623,693
Willis Towers Watson PLC	1,062	223,031

		1,538,725

Insurance-Multi-line — 0.0%
Cincinnati Financial Corp.	1,193	92,970

Security Description	Shares	Value (Note 2)
Insurance-Property/Casualty — 0.2%
Progressive Corp.	6,135	$554,236

Internet Content-Entertainment — 4.9%
Facebook, Inc., Class A†	41,320	10,481,645
Netflix, Inc.†	7,557	3,694,466

		14,176,111

Internet Security — 0.0%
NortonLifeLock, Inc.	5,774	123,852

Investment Management/Advisor Services — 0.5%
Ameriprise Financial, Inc.	1,366	209,859
BlackRock, Inc.	1,352	777,413
T. Rowe Price Group, Inc.	2,894	399,661

		1,386,933

Machinery-Construction & Mining — 0.2%
Caterpillar, Inc.	5,487	729,113

Machinery-Farming — 0.2%
Deere & Co.	3,172	559,255

Machinery-General Industrial — 0.1%
IDEX Corp.	738	121,637
Otis Worldwide Corp.	3,708	232,640

		354,277

Machinery-Pumps — 0.1%
Dover Corp.	1,459	150,175
Ingersoll Rand, Inc.†	4,337	137,006
Xylem, Inc.	1,824	133,115

		420,296

Medical Information Systems — 0.1%
Cerner Corp.	3,295	228,838

Medical Instruments — 1.0%
Boston Scientific Corp.†	14,485	558,686
Edwards Lifesciences Corp.†	10,649	834,988
Intuitive Surgical, Inc.†	2,004	1,373,622

		2,767,296

Medical Labs & Testing Services — 0.1%
IQVIA Holdings, Inc.†	2,105	333,411

Medical Products — 1.3%
Abbott Laboratories	17,629	1,774,183
ABIOMED, Inc.†	440	131,974
Baxter International, Inc.	3,935	339,905
Cooper Cos., Inc.	481	136,089
Hologic, Inc.†	2,396	167,193
STERIS PLC	788	125,788
Stryker Corp.	3,656	706,705
Varian Medical Systems, Inc.†	859	122,596
West Pharmaceutical Services, Inc.	1,265	340,121

		3,844,554

Medical-Biomedical/Gene — 1.6%
Alexion Pharmaceuticals, Inc.†	2,201	225,581
Amgen, Inc.	5,964	1,459,212
Bio-Rad Laboratories, Inc., Class A†	265	139,096
Illumina, Inc.†	1,515	578,972
Incyte Corp.†	3,101	306,255
Regeneron Pharmaceuticals, Inc.†	1,161	733,833
Vertex Pharmaceuticals, Inc.†	4,456	1,212,032

		4,654,981

284

SunAmerica Series Trust SA Large Cap Growth Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical-Drugs — 3.4%
AbbVie, Inc.	16,050	$1,523,306
Bristol-Myers Squibb Co.	21,385	1,254,444
Eli Lilly & Co.	7,960	1,196,308
Johnson & Johnson	19,015	2,771,627
Merck & Co., Inc.	23,855	1,914,125
Zoetis, Inc.	8,162	1,238,012

		9,897,822

Metal-Copper — 0.1%
Freeport-McMoRan, Inc.	13,723	177,301

Multimedia — 0.8%
Walt Disney Co.	18,934	2,214,142

Networking Products — 0.1%
Arista Networks, Inc.†	923	239,768

Non-Hazardous Waste Disposal — 0.2%
Republic Services, Inc.	1,660	144,835
Waste Management, Inc.	3,869	424,042

		568,877

Office Automation & Equipment — 0.1%
Xerox Holdings Corp.	3,147	52,397
Zebra Technologies Corp., Class A†	913	256,325

		308,722

Office Supplies & Forms — 0.0%
Avery Dennison Corp.	1,016	115,153

Oil Companies-Exploration & Production — 0.5%
Apache Corp.	4,021	61,722
Cabot Oil & Gas Corp.	4,315	80,690
ConocoPhillips	18,428	689,023
EOG Resources, Inc.	5,001	234,297
Hess Corp.	4,486	220,756
Pioneer Natural Resources Co.	1,756	170,192

		1,456,680

Oil Field Machinery & Equipment — 0.0%
National Oilwell Varco, Inc.	2,068	23,803

Oil Refining & Marketing — 0.1%
Phillips 66	3,752	232,699

Real Estate Investment Trusts — 2.4%
Alexandria Real Estate Equities, Inc.	1,171	207,911
American Tower Corp.	7,618	1,991,269
Boston Properties, Inc.	1,092	97,286
Crown Castle International Corp.	4,154	692,472
Duke Realty Corp.	3,735	150,110
Equinix, Inc.	1,521	1,194,715
Essex Property Trust, Inc.	562	124,056
Extra Space Storage, Inc.	1,287	132,999
Federal Realty Investment Trust	508	38,760
Healthpeak Properties, Inc.	4,348	118,657
Mid-America Apartment Communities, Inc.	884	105,364
Prologis, Inc.	7,234	762,608
Public Storage	1,137	227,264
Realty Income Corp.	2,656	159,493
SBA Communications Corp.	1,919	597,845
Simon Property Group, Inc.	2,102	131,060
UDR, Inc.	2,382	86,228

		6,818,097

Security Description	Shares	Value (Note 2)
Real Estate Management/Services — 0.1%
CBRE Group, Inc., Class A†	5,759	$252,302

Rental Auto/Equipment — 0.1%
United Rentals, Inc.†	1,238	192,348

Respiratory Products — 0.2%
ResMed, Inc.	2,486	503,440

Retail-Apparel/Shoe — 0.2%
Ross Stores, Inc.	6,107	547,615

Retail-Auto Parts — 0.4%
AutoZone, Inc.†	401	484,175
O’Reilly Automotive, Inc.†	1,275	608,660

		1,092,835

Retail-Automobile — 0.1%
CarMax, Inc.†	2,796	271,128

Retail-Building Products — 1.6%
Home Depot, Inc.	13,122	3,483,760
Lowe’s Cos., Inc.	8,563	1,275,116

		4,758,876

Retail-Discount — 1.0%
Costco Wholesale Corp.	4,477	1,457,398
Dollar General Corp.	4,326	823,670
Target Corp.	5,499	692,214

		2,973,282

Retail-Gardening Products — 0.0%
Tractor Supply Co.	973	138,886

Total Retail-Gardening Products (cost $80,198)		138,886

Retail-Jewelry — 0.1%
Tiffany & Co.	1,877	235,301

Retail-Major Department Stores — 0.4%
TJX Cos., Inc.	20,584	1,070,162

Retail-Perfume & Cosmetics — 0.0%
Ulta Beauty, Inc.†	532	102,671

Retail-Restaurants — 1.4%
Chipotle Mexican Grill, Inc.†	441	509,426
Darden Restaurants, Inc.	1,027	77,949
Domino’s Pizza, Inc.	672	259,802
McDonald’s Corp.	5,622	1,092,242
Starbucks Corp.	20,072	1,536,110
Yum! Brands, Inc.	5,172	470,911

		3,946,440

Semiconductor Components-Integrated Circuits — 1.0%
Analog Devices, Inc.	6,331	727,115
Maxim Integrated Products, Inc.	2,016	137,270
QUALCOMM, Inc.	19,330	2,041,441

		2,905,826

Semiconductor Equipment — 0.9%
Applied Materials, Inc.	15,749	1,013,133
KLA Corp.	2,664	532,347
Lam Research Corp.	2,494	940,637

		2,486,117

Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	410	71,221

285

SunAmerica Series Trust SA Large Cap Growth Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Soap & Cleaning Preparation — 0.1%
Church & Dwight Co., Inc.	2,282	$219,825

Telecom Equipment-Fiber Optics — 0.1%
Corning, Inc.	6,130	190,030

Theaters — 0.0%
Live Nation Entertainment, Inc.†	1,636	76,581

Tobacco — 0.5%
Altria Group, Inc.	12,454	512,482
Philip Morris International, Inc.	11,773	904,284

		1,416,766

Transport-Rail — 0.8%
CSX Corp.	6,577	469,204
Kansas City Southern	1,633	280,631
Norfolk Southern Corp.	2,377	456,883
Union Pacific Corp.	7,229	1,253,147

		2,459,865

Transport-Services — 0.3%
Expeditors International of Washington, Inc.	1,487	125,666
United Parcel Service, Inc., Class B	5,444	777,186

		902,852

Transport-Truck — 0.1%
JB Hunt Transport Services, Inc.	856	110,766
Old Dominion Freight Line, Inc.	1,622	296,534

		407,300

Water — 0.1%
American Water Works Co., Inc.	1,555	229,005

Security Description	Shares/ Principal Amount	Value (Note 2)
Web Hosting/Design — 0.1%
VeriSign, Inc.†	926	$196,016

Web Portals/ISP — 5.2%
Alphabet, Inc., Class A†	5,156	7,671,870
Alphabet, Inc., Class C†	5,026	7,453,357

		15,125,227

Wireless Equipment — 0.1%
Motorola Solutions, Inc.	2,922	408,496

Total Common Stocks (cost $202,251,593)		279,755,826

EXCHANGE-TRADED FUNDS — 2.9%
SPDR Portfolio S&P 500 Growth ETF (cost $8,000,615)	172,790	8,309,471

Total Long-Term Investment Securities (cost $210,252,208)		288,065,297

SHORT-TERM INVESTMENT SECURITIES — 0.1%
U.S. Government Treasuries — 0.1%
United States Treasury Bills 0.05% due 09/17/2020(1) (cost $299,982)	$300,000	299,964

TOTAL INVESTMENTS (cost $210,552,190)(2)	99.9%	288,365,261
Other assets less liabilities	0.1	157,921

NET ASSETS	100.0%	$288,523,182

†	Non-income producing security
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	See Note 3 for cost of investments on a tax basis.

ETF — Exchange-Traded Funds

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)

4	Long	S&P 500 E-Mini Index	September 2020	623,658	652,700	$29,042

*	Notional Basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$279,755,826	$—	$—	$279,755,826
Exchange-Traded Funds	8,309,471	—	—	8,309,471
Short-Term Investment Securities	—	299,964	—	299,964

Total Investments at Value	$288,065,297	$299,964	$—	$288,365,261

Other Financial Instruments:†
Futures Contracts	$29,042	$—	$—	$29,042

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Financial Statements

286

SunAmerica Series Trust SA Large Cap Index Portfolio

PORTFOLIO PROFILE — July 31, 2020 — (unaudited)

Industry Allocation*

Applications Software	6.7%
Computers	6.3
E-Commerce/Products	4.8
Medical-Drugs	4.6
Electronic Components-Semiconductors	3.4
Web Portals/ISP	3.1
Internet Content-Entertainment	3.0
Repurchase Agreements	2.8
Real Estate Investment Trusts	2.6
Electric-Integrated	2.5
Diversified Banking Institutions	2.5
Finance-Credit Card	2.5
Commercial Services-Finance	2.0
Medical-Biomedical/Gene	1.8
Insurance-Property/Casualty	1.7
Retail-Discount	1.6
Telephone-Integrated	1.6
Medical-HMO	1.6
Cosmetics & Toiletries	1.6
Medical Products	1.5
Beverages-Non-alcoholic	1.4
Retail-Building Products	1.4
Aerospace/Defense	1.3
Oil Companies-Integrated	1.2
Retail-Restaurants	1.1
Medical Instruments	1.1
Computer Services	1.1
Diversified Manufacturing Operations	1.0
Exchange-Traded Funds	1.0
Diagnostic Equipment	1.0
Cable/Satellite TV	1.0
Transport-Rail	0.8
Banks-Super Regional	0.8
Electronic Forms	0.8
Networking Products	0.8
Multimedia	0.8
Data Processing/Management	0.7
Tobacco	0.7
Industrial Gases	0.7
Insurance-Multi-line	0.6
Semiconductor Components-Integrated Circuits	0.6
Transport-Services	0.6
Investment Management/Advisor Services	0.6
Insurance Brokers	0.6
Chemicals-Diversified	0.5
Pharmacy Services	0.5
Semiconductor Equipment	0.5
Enterprise Software/Service	0.5
Computer Aided Design	0.5
Finance-Other Services	0.5
Food-Misc./Diversified	0.5
Instruments-Controls	0.5
Entertainment Software	0.4
Drug Delivery Systems	0.4
Banks-Commercial	0.4
Athletic Footwear	0.4
Electronic Measurement Instruments	0.4
Food-Confectionery	0.4
U.S. Government Treasuries	0.4
Retail-Auto Parts	0.3
Consumer Products-Misc.	0.3

Insurance-Life/Health	0.3%
E-Commerce/Services	0.3
Oil Refining & Marketing	0.3
Electric-Distribution	0.3
Machinery-Construction & Mining	0.3
Distribution/Wholesale	0.3
Chemicals-Specialty	0.2
Banks-Fiduciary	0.2
Building-Residential/Commercial	0.2
Medical Labs & Testing Services	0.2
Pipelines	0.2
Cellular Telecom	0.2
Retail-Major Department Stores	0.2
Non-Hazardous Waste Disposal	0.2
Electronic Connectors	0.2
Electric Products-Misc.	0.2
Auto-Heavy Duty Trucks	0.2
Auto-Cars/Light Trucks	0.2
Gold Mining	0.2
Machinery-Farming	0.2
Medical-Wholesale Drug Distribution	0.2
Coatings/Paint	0.2
Oil-Field Services	0.2
Building Products-Air & Heating	0.2
Machinery-General Industrial	0.2
Airlines	0.2
Hotels/Motels	0.2
Machinery-Pumps	0.2
Aerospace/Defense-Equipment	0.2
Medical-Hospitals	0.2
Consulting Services	0.2
Retail-Apparel/Shoe	0.1
Apparel Manufacturers	0.1
Finance-Investment Banker/Broker	0.1
Containers-Paper/Plastic	0.1
Brewery	0.1
Commercial Services	0.1
Computer Software	0.1
Diagnostic Kits	0.1
Computers-Memory Devices	0.1
Food-Meat Products	0.1
Decision Support Software	0.1
Tools-Hand Held	0.1
Dental Supplies & Equipment	0.1
Retail-Drug Store	0.1
Casino Hotels	0.1
Respiratory Products	0.1
Building Products-Cement	0.1
Auto/Truck Parts & Equipment-Original	0.1
Transport-Truck	0.1
Food-Retail	0.1
Food-Wholesale/Distribution	0.1
Water	0.1
Instruments-Scientific	0.1
Industrial Automated/Robotic	0.1
Containers-Metal/Glass	0.1
Agricultural Operations	0.1
Wireless Equipment	0.1
Soap & Cleaning Preparation	0.1
Telecom Equipment-Fiber Optics	0.1
Retail-Consumer Electronics	0.1

287

SunAmerica Series Trust SA Large Cap Index Portfolio

PORTFOLIO PROFILE — July 31, 2020 — (unaudited) — (continued)

Industry Allocation* (continued)

Gas-Distribution	0.1%
Broadcast Services/Program	0.1
Web Hosting/Design	0.1
Agricultural Biotech	0.1
Medical Information Systems	0.1
Metal-Copper	0.1
Cruise Lines	0.1
Computer Data Security	0.1
Advertising Agencies	0.1
Office Automation & Equipment	0.1
Disposable Medical Products	0.1
E-Services/Consulting	0.1
Retail-Gardening Products	0.1
Retail-Automobile	0.1
Medical-Generic Drugs	0.1
Building Products-Wood	0.1
Real Estate Management/Services	0.1
Electronic Components-Misc.	0.1
Television	0.1
Retail-Jewelry	0.1
Paper & Related Products	0.1
Beverages-Wine/Spirits	0.1
Steel-Producers	0.1

100.0%

*	Calculated as a percentage of net assets

288

SunAmerica Series Trust SA Large Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 95.8%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc.	36,047	$650,649
Omnicom Group, Inc.	19,825	1,065,197

		1,715,846

Aerospace/Defense — 1.3%
Boeing Co.	49,601	7,836,958
General Dynamics Corp.	21,498	3,154,617
Lockheed Martin Corp.	22,832	8,652,643
Northrop Grumman Corp.	14,344	4,661,943
Raytheon Technologies Corp.	136,076	7,712,788
Teledyne Technologies, Inc.†	3,392	1,040,326
TransDigm Group, Inc.	4,653	2,008,142

		35,067,417

Aerospace/Defense-Equipment — 0.2%
Howmet Aerospace, Inc.	35,506	524,778
L3Harris Technologies, Inc.	19,972	3,361,887

		3,886,665

Agricultural Biotech — 0.1%
Corteva, Inc.	69,239	1,977,466

Agricultural Chemicals — 0.0%
CF Industries Holdings, Inc.	19,780	619,707
Mosaic Co.	32,261	434,556

		1,054,263

Agricultural Operations — 0.1%
Archer-Daniels-Midland Co.	51,394	2,201,205

Airlines — 0.2%
Alaska Air Group, Inc.	11,342	390,619
American Airlines Group, Inc.	45,982	511,320
Delta Air Lines, Inc.	52,520	1,311,424
Southwest Airlines Co.	49,622	1,532,824
United Airlines Holdings, Inc.†	23,377	733,570

		4,479,757

Apparel Manufacturers — 0.1%
Hanesbrands, Inc.	32,200	454,986
PVH Corp.	6,563	319,356
Ralph Lauren Corp.	4,420	315,146
Tapestry, Inc.	25,544	341,268
Under Armour, Inc., Class A†	17,435	183,416
Under Armour, Inc., Class C†	18,181	172,538
VF Corp.	29,501	1,780,680

		3,567,390

Appliances — 0.0%
Whirlpool Corp.	5,751	938,103

Applications Software — 6.7%
Intuit, Inc.	24,126	7,391,483
Microsoft Corp.	701,617	143,838,501
salesforce.com, Inc.†	83,360	16,242,696
ServiceNow, Inc.†	17,644	7,749,245

		175,221,925

Athletic Footwear — 0.4%
NIKE, Inc., Class B	114,726	11,198,405

Auto-Cars/Light Trucks — 0.2%
Ford Motor Co.	361,399	2,388,847
General Motors Co.	116,514	2,900,034

		5,288,881

Security Description	Shares	Value (Note 2)
Auto-Heavy Duty Trucks — 0.2%
Cummins, Inc.	13,649	$2,637,806
PACCAR, Inc.	31,987	2,721,454

		5,359,260

Auto/Truck Parts & Equipment-Original — 0.1%
Aptiv PLC	24,800	1,928,200
BorgWarner, Inc.	19,180	701,988

		2,630,188

Banks-Commercial — 0.4%
Citizens Financial Group, Inc.	39,471	979,275
First Republic Bank	15,864	1,784,383
M&T Bank Corp.	11,868	1,257,415
Regions Financial Corp.	88,541	961,555
SVB Financial Group†	4,766	1,068,871
Truist Financial Corp.	124,667	4,670,026
Zions Bancorp NA	15,160	492,245

		11,213,770

Banks-Fiduciary — 0.2%
Bank of New York Mellon Corp.	74,548	2,672,546
Northern Trust Corp.	19,249	1,508,159
State Street Corp.	32,563	2,077,194

		6,257,899

Banks-Super Regional — 0.8%
Comerica, Inc.	12,863	495,483
Fifth Third Bancorp	65,866	1,308,099
Huntington Bancshares, Inc.	93,835	869,851
KeyCorp	90,244	1,083,830
PNC Financial Services Group, Inc.	39,252	4,187,011
US Bancorp	126,819	4,672,012
Wells Fargo & Co.	345,190	8,374,309

		20,990,595

Beverages-Non-alcoholic — 1.4%
Coca-Cola Co.	357,625	16,894,205
Monster Beverage Corp.†	34,588	2,714,466
PepsiCo, Inc.	128,371	17,671,552

		37,280,223

Beverages-Wine/Spirits — 0.1%
Brown-Forman Corp., Class B	16,873	1,169,974

Brewery — 0.1%
Constellation Brands, Inc., Class A	15,539	2,769,050
Molson Coors Beverage Co., Class B	17,399	652,810

		3,421,860

Broadcast Services/Program — 0.1%
Discovery, Inc., Class A†	14,805	312,385
Discovery, Inc., Class C†	29,269	554,648
Fox Corp., Class A	31,701	816,935
Fox Corp., Class B	14,734	379,695

		2,063,663

Building & Construction Products-Misc. — 0.0%
Fortune Brands Home & Security, Inc.	12,926	988,839

Building Products-Air & Heating — 0.2%
Carrier Global Corp.	75,328	2,051,935
Johnson Controls International PLC	68,822	2,648,270

		4,700,205

289

SunAmerica Series Trust SA Large Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Building Products-Cement — 0.1%
Martin Marietta Materials, Inc.	5,759	$1,193,150
Vulcan Materials Co.	12,253	1,438,747

		2,631,897

Building Products-Wood — 0.1%
Masco Corp.	24,402	1,394,818

Building-Maintenance & Services — 0.0%
Rollins, Inc.	13,040	683,296

Building-Residential/Commercial — 0.2%
D.R. Horton, Inc.	30,607	2,024,959
Lennar Corp., Class A	25,408	1,838,269
NVR, Inc.†	320	1,257,648
PulteGroup, Inc.	23,320	1,016,752

		6,137,628

Cable/Satellite TV — 1.0%
Charter Communications, Inc., Class A†	13,944	8,087,520
Comcast Corp., Class A	421,400	18,035,920
DISH Network Corp., Class A†	23,791	763,929

		26,887,369

Casino Hotels — 0.1%
Las Vegas Sands Corp.	31,090	1,356,768
MGM Resorts International	45,632	734,219
Wynn Resorts, Ltd.	8,982	650,566

		2,741,553

Cellular Telecom — 0.2%
T-Mobile US, Inc.†	53,868	5,784,346

Chemicals-Diversified — 0.5%
Celanese Corp.	10,938	1,063,173
Dow, Inc.	68,532	2,813,924
DuPont de Nemours, Inc.	67,891	3,630,811
Eastman Chemical Co.	12,573	938,323
FMC Corp.	11,976	1,270,055
LyondellBasell Industries NV, Class A	23,773	1,486,288
PPG Industries, Inc.	21,827	2,349,676

		13,552,250

Chemicals-Specialty — 0.2%
Albemarle Corp.	9,837	811,159
Ecolab, Inc.	22,880	4,280,390
International Flavors & Fragrances, Inc.	9,886	1,245,142

		6,336,691

Coatings/Paint — 0.2%
Sherwin-Williams Co.	7,477	4,844,498

Commercial Services — 0.1%
Cintas Corp.	7,798	2,353,982
Nielsen Holdings PLC	32,981	475,916
Quanta Services, Inc.	12,735	509,018

		3,338,916

Commercial Services-Finance — 2.0%
Automatic Data Processing, Inc.	39,763	5,284,900
Equifax, Inc.	11,230	1,825,549
FleetCor Technologies, Inc.†	7,753	2,004,693
Global Payments, Inc.	27,673	4,926,348
H&R Block, Inc.	17,808	258,216
IHS Markit, Ltd.	36,908	2,979,583
MarketAxess Holdings, Inc.	3,507	1,812,067
Moody’s Corp.	14,919	4,196,715

Security Description	Shares	Value (Note 2)
Commercial Services-Finance (continued)
PayPal Holdings, Inc.†	108,633	$21,299,672
S&P Global, Inc.	22,288	7,806,372

		52,394,115

Computer Aided Design — 0.5%
ANSYS, Inc.†	7,949	2,468,959
Autodesk, Inc.†	20,280	4,794,800
Cadence Design Systems, Inc.†	25,830	2,821,928
Synopsys, Inc.†	13,951	2,779,318

		12,865,005

Computer Data Security — 0.1%
Fortinet, Inc.†	12,413	1,716,718

Computer Services — 1.1%
Accenture PLC, Class A	58,937	13,247,859
Cognizant Technology Solutions Corp., Class A	50,014	3,416,957
DXC Technology Co.	23,477	420,473
International Business Machines Corp.	82,147	10,099,152
Leidos Holdings, Inc.	12,353	1,175,511

		28,359,952

Computer Software — 0.1%
Akamai Technologies, Inc.†	15,014	1,688,174
Citrix Systems, Inc.	10,736	1,532,672

		3,220,846

Computers — 6.3%
Apple, Inc.	376,950	160,218,828
Hewlett Packard Enterprise Co.	118,865	1,173,198
HP, Inc.	132,299	2,325,816

		163,717,842

Computers-Memory Devices — 0.1%
NetApp, Inc.	20,463	906,511
Seagate Technology PLC	20,894	944,826
Western Digital Corp.	27,728	1,195,077

		3,046,414

Consulting Services — 0.2%
Gartner, Inc.†	8,250	1,028,280
Verisk Analytics, Inc.	15,012	2,832,915

		3,861,195

Consumer Products-Misc. — 0.3%
Clorox Co.	11,574	2,737,367
Kimberly-Clark Corp.	31,507	4,790,324

		7,527,691

Containers-Metal/Glass — 0.1%
Ball Corp.	30,162	2,220,828

Containers-Paper/Plastic — 0.1%
Amcor PLC	145,666	1,500,360
Packaging Corp. of America	8,775	843,453
Sealed Air Corp.	14,401	513,827
WestRock Co.	23,986	644,264

		3,501,904

Cosmetics & Toiletries — 1.6%
Colgate-Palmolive Co.	79,246	6,117,791
Coty, Inc., Class A	27,534	102,151
Estee Lauder Cos., Inc., Class A	20,795	4,107,844
Procter & Gamble Co.	229,045	30,032,381

		40,360,167

290

SunAmerica Series Trust SA Large Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Cruise Lines — 0.1%
Carnival Corp.	43,832	$608,388
Norwegian Cruise Line Holdings, Ltd.†	25,259	344,533
Royal Caribbean Cruises, Ltd.	15,885	773,758

		1,726,679

Data Processing/Management — 0.7%
Broadridge Financial Solutions, Inc.	10,623	1,427,094
Fidelity National Information Services, Inc.	57,162	8,363,372
Fiserv, Inc.†	52,030	5,192,074
Jack Henry & Associates, Inc.	7,088	1,263,790
Paychex, Inc.	29,537	2,124,301

		18,370,631

Decision Support Software — 0.1%
MSCI, Inc.	7,866	2,957,459

Dental Supplies & Equipment — 0.1%
Align Technology, Inc.†	6,631	1,948,321
DENTSPLY SIRONA, Inc.	20,269	903,997

		2,852,318

Diagnostic Equipment — 1.0%
Danaher Corp.	58,218	11,864,828
Thermo Fisher Scientific, Inc.	36,541	15,126,147

		26,990,975

Diagnostic Kits — 0.1%
IDEXX Laboratories, Inc.†	7,858	3,125,519

Dialysis Centers — 0.0%
DaVita, Inc.†	7,889	689,420

Disposable Medical Products — 0.1%
Teleflex, Inc.	4,295	1,602,464

Distribution/Wholesale — 0.3%
Copart, Inc.†	19,115	1,782,474
Fastenal Co.	52,997	2,492,979
LKQ Corp.†	28,123	792,787
WW Grainger, Inc.	4,007	1,368,511

		6,436,751

Diversified Banking Institutions — 2.5%
Bank of America Corp.	722,397	17,973,237
Citigroup, Inc.	192,608	9,632,326
Goldman Sachs Group, Inc.	28,635	5,668,585
JPMorgan Chase & Co.	281,909	27,243,686
Morgan Stanley	110,792	5,415,513

		65,933,347

Diversified Manufacturing Operations — 1.0%
3M Co.	53,217	8,007,562
A.O. Smith Corp.	12,499	601,702
Eaton Corp. PLC	37,008	3,446,555
General Electric Co.	809,277	4,912,311
Illinois Tool Works, Inc.	26,599	4,920,549
Parker-Hannifin Corp.	11,876	2,124,854
Textron, Inc.	21,062	735,906
Trane Technologies PLC	22,131	2,475,795

		27,225,234

Drug Delivery Systems — 0.4%
Becton Dickinson and Co.	27,282	7,675,518
DexCom, Inc.†	8,540	3,719,511

		11,395,029

Security Description	Shares	Value (Note 2)
E-Commerce/Products — 4.8%
Amazon.com, Inc.†	38,763	$122,672,491
eBay, Inc.	61,111	3,378,216

		126,050,707

E-Commerce/Services — 0.3%
Booking Holdings, Inc.†	3,787	6,294,486
Cars.com, Inc.†	1	8
Expedia Group, Inc.	12,533	1,015,299

		7,309,793

E-Services/Consulting — 0.1%
CDW Corp.	13,167	1,530,664

Electric Products-Misc. — 0.2%
AMETEK, Inc.	21,227	1,979,418
Emerson Electric Co.	55,278	3,427,789

		5,407,207

Electric-Distribution — 0.3%
CenterPoint Energy, Inc.	50,395	958,009
Consolidated Edison, Inc.	30,911	2,374,892
Sempra Energy	27,065	3,368,510

		6,701,411

Electric-Integrated — 2.5%
AES Corp.	61,517	936,904
Alliant Energy Corp.	23,084	1,243,073
Ameren Corp.	22,842	1,832,842
American Electric Power Co., Inc.	45,851	3,983,535
CMS Energy Corp.	26,481	1,699,551
Dominion Energy, Inc.	77,647	6,291,736
DTE Energy Co.	17,820	2,060,527
Duke Energy Corp.	67,988	5,761,303
Edison International	34,967	1,946,613
Entergy Corp.	18,519	1,946,902
Evergy, Inc.	20,978	1,360,004
Eversource Energy	31,128	2,803,699
Exelon Corp.	90,152	3,480,769
FirstEnergy Corp.	50,123	1,453,567
NextEra Energy, Inc.	45,284	12,711,219
Pinnacle West Capital Corp.	10,408	864,697
PPL Corp.	71,126	1,893,374
Public Service Enterprise Group, Inc.	46,780	2,616,873
Southern Co.	97,697	5,335,233
WEC Energy Group, Inc.	29,184	2,780,068
Xcel Energy, Inc.	48,575	3,353,618

		66,356,107

Electronic Components-Misc. — 0.1%
Garmin, Ltd.	13,431	1,324,162

Electronic Components-Semiconductors — 3.4%
Advanced Micro Devices, Inc.†	108,358	8,390,160
Broadcom, Inc.	36,988	11,715,949
Intel Corp.	391,728	18,697,177
IPG Photonics Corp.†	3,287	588,406
Microchip Technology, Inc.	22,698	2,309,068
Micron Technology, Inc.†	102,899	5,150,609
NVIDIA Corp.	56,912	24,164,266
Qorvo, Inc.†	10,615	1,360,312
Skyworks Solutions, Inc.	15,436	2,247,173
Texas Instruments, Inc.	84,912	10,830,526
Xilinx, Inc.	22,497	2,415,053

		87,868,699

291

SunAmerica Series Trust SA Large Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Electronic Connectors — 0.2%
Amphenol Corp., Class A	27,376	$2,895,286
TE Connectivity, Ltd.	30,517	2,718,149

		5,613,435

Electronic Forms — 0.8%
Adobe, Inc.†	44,576	19,806,008

Electronic Measurement Instruments — 0.4%
Agilent Technologies, Inc.	28,568	2,751,955
FLIR Systems, Inc.	12,105	504,294
Fortive Corp.	27,426	1,925,031
Keysight Technologies, Inc.†	17,305	1,728,597
Roper Technologies, Inc.	9,659	4,177,035

		11,086,912

Electronic Security Devices — 0.0%
Allegion PLC	8,532	848,593

Engineering/R&D Services — 0.0%
Jacobs Engineering Group, Inc.	12,037	1,027,358

Enterprise Software/Service — 0.5%
Oracle Corp.	192,567	10,677,840
Paycom Software, Inc.†	4,463	1,269,143
Tyler Technologies, Inc.†	3,679	1,314,323

		13,261,306

Entertainment Software — 0.4%
Activision Blizzard, Inc.	71,285	5,890,279
Electronic Arts, Inc.†	26,709	3,782,529
Take-Two Interactive Software, Inc.†	10,542	1,729,099

		11,401,907

Finance-Consumer Loans — 0.0%
Synchrony Financial	49,684	1,099,507

Finance-Credit Card — 2.5%
American Express Co.	61,070	5,699,052
Capital One Financial Corp.	42,125	2,687,575
Discover Financial Services	28,339	1,400,797
Mastercard, Inc., Class A	81,769	25,228,190
Visa, Inc., Class A	156,091	29,719,726
Western Union Co.	38,017	923,053

		65,658,393

Finance-Investment Banker/Broker — 0.1%
Charles Schwab Corp.	106,009	3,514,198

Finance-Other Services — 0.5%
Cboe Global Markets, Inc.	10,151	890,243
CME Group, Inc.	33,176	5,513,188
Intercontinental Exchange, Inc.	50,629	4,899,874
Nasdaq, Inc.	10,626	1,395,300

		12,698,605

Food-Confectionery — 0.4%
Hershey Co.	13,637	1,982,956
J.M. Smucker Co.	10,551	1,153,752
Mondelez International, Inc., Class A	132,068	7,328,453

		10,465,161

Food-Meat Products — 0.1%
Hormel Foods Corp.	25,929	1,318,749
Tyson Foods, Inc., Class A	27,229	1,673,222

		2,991,971

Security Description	Shares	Value (Note 2)
Food-Misc./Diversified — 0.5%
Campbell Soup Co.	15,655	$776,018
Conagra Brands, Inc.	45,064	1,687,647
General Mills, Inc.	56,080	3,548,182
Kellogg Co.	23,144	1,596,704
Kraft Heinz Co.	57,652	1,982,076
Lamb Weston Holdings, Inc.	13,511	811,741
McCormick & Co., Inc.	11,439	2,229,461

		12,631,829

Food-Retail — 0.1%
Kroger Co.	72,738	2,530,555

Food-Wholesale/Distribution — 0.1%
Sysco Corp.	46,965	2,482,100

Gas-Distribution — 0.1%
Atmos Energy Corp.	11,316	1,199,383
NiSource, Inc.	35,416	865,921

		2,065,304

Gold Mining — 0.2%
Newmont Corp.	74,255	5,138,446

Home Decoration Products — 0.0%
Newell Brands, Inc.	35,314	579,150

Home Furnishings — 0.0%
Leggett & Platt, Inc.	12,240	490,702

Hotels/Motels — 0.2%
Hilton Worldwide Holdings, Inc.	25,652	1,925,183
Marriott International, Inc., Class A	24,900	2,087,242

		4,012,425

Human Resources — 0.0%
Robert Half International, Inc.	10,603	539,375

Independent Power Producers — 0.0%
NRG Energy, Inc.	22,583	763,531

Industrial Automated/Robotic — 0.1%
Rockwell Automation, Inc.	10,716	2,337,588

Industrial Gases — 0.7%
Air Products & Chemicals, Inc.	20,433	5,856,711
Linde PLC	48,590	11,909,895

		17,766,606

Instruments-Controls — 0.5%
Honeywell International, Inc.	64,935	9,699,341
Mettler-Toledo International, Inc.†	2,212	2,068,220

		11,767,561

Instruments-Scientific — 0.1%
PerkinElmer, Inc.	10,305	1,225,368
Waters Corp.†	5,728	1,220,923

		2,446,291

Insurance Brokers — 0.6%
Aon PLC, Class A	21,380	4,387,604
Arthur J. Gallagher & Co.	17,544	1,885,804
Marsh & McLennan Cos., Inc.	47,206	5,504,220
Willis Towers Watson PLC	11,911	2,501,429

		14,279,057

Insurance-Life/Health — 0.3%
Aflac, Inc.	66,384	2,361,279
Globe Life, Inc.	9,060	721,176
Lincoln National Corp.	17,877	666,276

292

SunAmerica Series Trust SA Large Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Insurance-Life/Health (continued)
Principal Financial Group, Inc.	23,564	$999,820
Prudential Financial, Inc.	36,545	2,315,857
Unum Group	18,820	324,268

		7,388,676

Insurance-Multi-line — 0.6%
Allstate Corp.	29,062	2,743,162
American International Group, Inc.(1)	79,686	2,561,108
Chubb, Ltd.	41,759	5,313,415
Cincinnati Financial Corp.	13,960	1,087,903
Hartford Financial Services Group, Inc.	33,129	1,402,019
Loews Corp.	22,392	815,293
MetLife, Inc.	71,374	2,701,506

		16,624,406

Insurance-Property/Casualty — 1.7%
Assurant, Inc.	5,519	593,127
Berkshire Hathaway, Inc., Class B†	179,861	35,213,186
Progressive Corp.	54,152	4,892,092
Travelers Cos., Inc.	23,392	2,676,513
WR Berkley Corp.	13,063	806,640

		44,181,558

Insurance-Reinsurance — 0.0%
Everest Re Group, Ltd.	3,700	809,523

Internet Brokers — 0.0%
E*TRADE Financial Corp.	20,451	1,038,297

Internet Content-Entertainment — 3.0%
Facebook, Inc., Class A†	222,468	56,433,457
Netflix, Inc.†	40,690	19,892,527
Twitter, Inc.†	72,594	2,642,422

		78,968,406

Internet Infrastructure Software — 0.0%
F5 Networks, Inc.†	5,634	765,661

Internet Security — 0.0%
NortonLifeLock, Inc.	50,137	1,075,439

Investment Management/Advisor Services — 0.6%
Ameriprise Financial, Inc.	11,319	1,738,938
BlackRock, Inc.	14,272	8,206,543
Franklin Resources, Inc.	25,662	540,185
Invesco, Ltd.	34,815	349,543
Raymond James Financial, Inc.	11,283	783,943
T. Rowe Price Group, Inc.	21,053	2,907,419

		14,526,571

Machinery-Construction & Mining — 0.3%
Caterpillar, Inc.	50,075	6,653,966

Machinery-Farming — 0.2%
Deere & Co.	28,946	5,103,469

Machinery-General Industrial — 0.2%
IDEX Corp.	6,975	1,149,620
Otis Worldwide Corp.	37,664	2,363,039
Westinghouse Air Brake Technologies Corp.	16,725	1,040,128

		4,552,787

Machinery-Pumps — 0.2%
Dover Corp.	13,318	1,370,822
Flowserve Corp.	12,039	335,527

Security Description	Shares	Value (Note 2)
Machinery-Pumps (continued)
Ingersoll Rand, Inc.†	31,991	$1,010,595
Xylem, Inc.	16,646	1,214,825

		3,931,769

Medical Information Systems — 0.1%
Cerner Corp.	28,158	1,955,573

Medical Instruments — 1.1%
Boston Scientific Corp.†	132,182	5,098,260
Edwards Lifesciences Corp.†	57,331	4,495,324
Intuitive Surgical, Inc.†	10,789	7,395,212
Medtronic PLC	124,076	11,970,852

		28,959,648

Medical Labs & Testing Services — 0.2%
IQVIA Holdings, Inc.†	16,431	2,602,506
Laboratory Corp. of America Holdings†	8,993	1,734,930
Quest Diagnostics, Inc.	12,373	1,572,237

		5,909,673

Medical Products — 1.5%
Abbott Laboratories	163,653	16,470,038
ABIOMED, Inc.†	4,159	1,247,451
Baxter International, Inc.	47,077	4,066,511
Cooper Cos., Inc.	4,546	1,286,200
Henry Schein, Inc.†	13,208	907,786
Hologic, Inc.†	23,889	1,666,974
STERIS PLC	7,860	1,254,692
Stryker Corp.	29,824	5,764,979
Varian Medical Systems, Inc.†	8,402	1,199,133
West Pharmaceutical Services, Inc.	6,810	1,831,005
Zimmer Biomet Holdings, Inc.	19,133	2,580,276

		38,275,045

Medical-Biomedical/Gene — 1.8%
Alexion Pharmaceuticals, Inc.†	20,431	2,093,973
Amgen, Inc.	54,424	13,315,920
Bio-Rad Laboratories, Inc., Class A†	1,977	1,037,707
Biogen, Inc.†	15,098	4,147,270
Gilead Sciences, Inc.	116,020	8,066,871
Illumina, Inc.†	13,600	5,197,376
Incyte Corp.†	16,692	1,648,502
Regeneron Pharmaceuticals, Inc.†	9,332	5,898,477
Vertex Pharmaceuticals, Inc.†	23,988	6,524,736

		47,930,832

Medical-Drugs — 4.6%
AbbVie, Inc.	163,051	15,475,170
Bristol-Myers Squibb Co.	209,343	12,280,060
Eli Lilly & Co.	77,919	11,710,447
Johnson & Johnson	243,752	35,529,292
Merck & Co., Inc.	233,529	18,738,367
Pfizer, Inc.	513,931	19,776,065
Zoetis, Inc.	43,941	6,664,971

		120,174,372

Medical-Generic Drugs — 0.1%
Mylan NV†	47,828	770,509
Perrigo Co. PLC	12,612	668,688

		1,439,197

Medical-HMO — 1.6%
Anthem, Inc.	23,326	6,386,659
Centene Corp.†	53,581	3,496,160
Humana, Inc.	12,232	4,800,449

293

SunAmerica Series Trust SA Large Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical-HMO (continued)
UnitedHealth Group, Inc.	87,744	$26,567,128

		41,250,396

Medical-Hospitals — 0.2%
HCA Healthcare, Inc.	24,364	3,085,457
Universal Health Services, Inc., Class B	7,186	789,741

		3,875,198

Medical-Wholesale Drug Distribution — 0.2%
AmerisourceBergen Corp.	13,738	1,376,410
Cardinal Health, Inc.	27,014	1,475,505
McKesson Corp.	14,975	2,248,646

		5,100,561

Metal-Copper — 0.1%
Freeport-McMoRan, Inc.	134,336	1,735,621

Multimedia — 0.8%
Walt Disney Co.	167,115	19,542,428

Networking Products — 0.8%
Arista Networks, Inc.†	4,973	1,291,836
Cisco Systems, Inc.	392,364	18,480,345

		19,772,181

Non-Hazardous Waste Disposal — 0.2%
Republic Services, Inc.	19,437	1,695,878
Waste Management, Inc.	35,922	3,937,051

		5,632,929

Office Automation & Equipment — 0.1%
Xerox Holdings Corp.	16,943	282,101
Zebra Technologies Corp., Class A†	4,912	1,379,044

		1,661,145

Office Supplies & Forms — 0.0%
Avery Dennison Corp.	7,707	873,511

Oil Companies-Exploration & Production — 0.6%
Apache Corp.	34,919	536,007
Cabot Oil & Gas Corp.	36,876	689,581
Concho Resources, Inc.	18,199	956,176
ConocoPhillips	99,220	3,709,836
Devon Energy Corp.	35,407	371,419
Diamondback Energy, Inc.	14,601	581,996
EOG Resources, Inc.	53,851	2,522,919
Hess Corp.	24,154	1,188,618
Marathon Oil Corp.	73,119	401,423
Noble Energy, Inc.	44,382	443,376
Occidental Petroleum Corp.	83,269	1,310,654
Pioneer Natural Resources Co.	15,253	1,478,321

		14,190,326

Oil Companies-Integrated — 1.2%
Chevron Corp.	172,732	14,499,124
Exxon Mobil Corp.	391,192	16,461,359

		30,960,483

Oil Field Machinery & Equipment — 0.0%
National Oilwell Varco, Inc.	35,918	413,416

Oil Refining & Marketing — 0.3%
HollyFrontier Corp.	13,779	378,923
Marathon Petroleum Corp.	60,162	2,298,188
Phillips 66	40,401	2,505,670

Security Description	Shares	Value (Note 2)
Oil Refining & Marketing (continued)
Valero Energy Corp.	37,720	$2,120,996

		7,303,777

Oil-Field Services — 0.2%
Baker Hughes Co.	60,604	938,756
Halliburton Co.	81,165	1,163,095
Schlumberger, Ltd.	128,400	2,329,176
TechnipFMC PLC	38,914	312,479

		4,743,506

Paper & Related Products — 0.1%
International Paper Co.	36,364	1,265,104

Pharmacy Services — 0.5%
Cigna Corp.	34,138	5,895,291
CVS Health Corp.	120,931	7,611,397

		13,506,688

Pipelines — 0.2%
Kinder Morgan, Inc.	179,939	2,537,140
ONEOK, Inc.	40,699	1,135,909
Williams Cos., Inc.	112,244	2,147,228

		5,820,277

Publishing-Newspapers — 0.0%
News Corp., Class A	35,977	457,627
News Corp., Class B	11,267	143,767

		601,394

Real Estate Investment Trusts — 2.6%
Alexandria Real Estate Equities, Inc.	11,676	2,073,074
American Tower Corp.	41,014	10,720,649
Apartment Investment & Management Co., Class A	13,773	534,668
AvalonBay Communities, Inc.	13,020	1,993,622
Boston Properties, Inc.	13,368	1,190,955
Crown Castle International Corp.	38,558	6,427,619
Digital Realty Trust, Inc.	24,824	3,985,245
Duke Realty Corp.	34,083	1,369,796
Equinix, Inc.	8,189	6,432,296
Equity Residential	32,363	1,735,628
Essex Property Trust, Inc.	6,052	1,335,918
Extra Space Storage, Inc.	11,943	1,234,190
Federal Realty Investment Trust	6,508	496,560
Healthpeak Properties, Inc.	49,801	1,359,069
Host Hotels & Resorts, Inc.	65,223	703,104
Iron Mountain, Inc.	26,635	750,841
Kimco Realty Corp.	40,017	446,189
Mid-America Apartment Communities, Inc.	10,580	1,261,030
Prologis, Inc.	68,333	7,203,665
Public Storage	13,908	2,779,931
Realty Income Corp.	31,773	1,907,969
Regency Centers Corp.	15,694	643,925
SBA Communications Corp.	10,327	3,217,273
Simon Property Group, Inc.	28,288	1,763,757
SL Green Realty Corp.	7,081	329,266
UDR, Inc.	27,283	987,645
Ventas, Inc.	34,517	1,324,072
Vornado Realty Trust	14,675	506,581
Welltower, Inc.	38,625	2,068,755
Weyerhaeuser Co.	69,039	1,919,975

		68,703,267

294

SunAmerica Series Trust SA Large Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Real Estate Management/Services — 0.1%
CBRE Group, Inc., Class A†	31,010	$1,358,548

Rental Auto/Equipment — 0.0%
United Rentals, Inc.†	6,666	1,035,696

Respiratory Products — 0.1%
ResMed, Inc.	13,385	2,710,596

Retail-Apparel/Shoe — 0.1%
Gap, Inc.	19,695	263,322
L Brands, Inc.	21,592	527,061
Ross Stores, Inc.	32,880	2,948,349

		3,738,732

Retail-Auto Parts — 0.3%
Advance Auto Parts, Inc.	6,393	959,845
AutoZone, Inc.†	2,160	2,608,027
Genuine Parts Co.	13,347	1,203,232
O’Reilly Automotive, Inc.†	6,867	3,278,169

		8,049,273

Retail-Automobile — 0.1%
CarMax, Inc.†	15,057	1,460,077

Retail-Building Products — 1.4%
Home Depot, Inc.	99,507	26,418,114
Lowe’s Cos., Inc.	69,853	10,401,810

		36,819,924

Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc.	21,031	2,094,477

Retail-Discount — 1.6%
Costco Wholesale Corp.	40,850	13,297,900
Dollar General Corp.	23,289	4,434,226
Dollar Tree, Inc.†	21,949	2,048,939
Target Corp.	46,261	5,823,335
Walmart, Inc.	131,006	16,952,176

		42,556,576

Retail-Drug Store — 0.1%
Walgreens Boots Alliance, Inc.	68,174	2,775,364

Retail-Gardening Products — 0.1%
Tractor Supply Co.	10,698	1,527,033

Retail-Jewelry — 0.1%
Tiffany & Co.	10,104	1,266,637

Retail-Major Department Stores — 0.2%
TJX Cos., Inc.	110,827	5,761,896

Retail-Perfume & Cosmetics — 0.0%
Ulta Beauty, Inc.†	5,210	1,005,478

Retail-Regional Department Stores — 0.0%
Kohl’s Corp.	14,594	277,870

Retail-Restaurants — 1.1%
Chipotle Mexican Grill, Inc.†	2,374	2,742,350
Darden Restaurants, Inc.	12,016	912,014
Domino’s Pizza, Inc.	3,619	1,399,142
McDonald’s Corp.	68,793	13,365,104
Starbucks Corp.	108,072	8,270,750
Yum! Brands, Inc.	27,847	2,535,469

		29,224,829

Savings & Loans/Thrifts — 0.0%
People’s United Financial, Inc.	39,289	423,928

Security Description	Shares	Value (Note 2)
Semiconductor Components-Integrated Circuits — 0.6%
Analog Devices, Inc.	34,087	$3,914,892
Maxim Integrated Products, Inc.	24,668	1,679,644
QUALCOMM, Inc.	104,078	10,991,678

		16,586,214

Semiconductor Equipment — 0.5%
Applied Materials, Inc.	84,792	5,454,669
KLA Corp.	14,345	2,866,561
Lam Research Corp.	13,430	5,065,259

		13,386,489

Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	3,745	650,544

Soap & Cleaning Preparation — 0.1%
Church & Dwight Co., Inc.	22,750	2,191,507

Steel-Producers — 0.1%
Nucor Corp.	27,861	1,168,769

Telecom Equipment-Fiber Optics — 0.1%
Corning, Inc.	70,222	2,176,882

Telecommunication Equipment — 0.0%
Juniper Networks, Inc.	30,657	778,075

Telephone-Integrated — 1.6%
AT&T, Inc.	659,202	19,499,195
CenturyLink, Inc.	91,386	881,875
Verizon Communications, Inc.	382,846	22,005,988

		42,387,058

Television — 0.1%
ViacomCBS, Inc., Class B	50,014	1,303,865

Textile-Home Furnishings — 0.0%
Mohawk Industries, Inc.†	5,504	439,494

Theaters — 0.0%
Live Nation Entertainment, Inc.†	13,144	615,271

Tobacco — 0.7%
Altria Group, Inc.	171,935	7,075,125
Philip Morris International, Inc.	144,065	11,065,633

		18,140,758

Tools-Hand Held — 0.1%
Snap-on, Inc.	5,029	733,580
Stanley Black & Decker, Inc.	14,260	2,186,343

		2,919,923

Toys — 0.0%
Hasbro, Inc.	11,789	857,768

Transport-Rail — 0.8%
CSX Corp.	70,821	5,052,370
Kansas City Southern	8,791	1,510,733
Norfolk Southern Corp.	23,702	4,555,762
Union Pacific Corp.	62,781	10,883,086

		22,001,951

Transport-Services — 0.6%
C.H. Robinson Worldwide, Inc.	12,454	1,167,189
Expeditors International of Washington, Inc.	15,398	1,301,285
FedEx Corp.	22,237	3,744,711
United Parcel Service, Inc., Class B	65,145	9,300,100

		15,513,285

295

SunAmerica Series Trust SA Large Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Transport-Truck — 0.1%
JB Hunt Transport Services, Inc.	7,806	$1,010,096
Old Dominion Freight Line, Inc.	8,730	1,596,019

		2,606,115

Water — 0.1%
American Water Works Co., Inc.	16,748	2,466,478

Water Treatment Systems — 0.0%
Pentair PLC	15,333	657,019

Web Hosting/Design — 0.1%
VeriSign, Inc.†	9,407	1,991,274

Web Portals/ISP — 3.1%
Alphabet, Inc., Class A†	27,760	41,305,492
Alphabet, Inc., Class C†	27,058	40,125,932

		81,431,424

Wireless Equipment — 0.1%
Motorola Solutions, Inc.	15,735	2,199,753

Total Common Stocks (cost $1,522,322,947)		2,502,732,114

EXCHANGE-TRADED FUNDS — 1.0%
SPDR S&P 500 Trust ETF (cost $25,311,823)	82,900	27,068,508

WARRANTS — 0.0%
Occidental Petroleum Corp. Expires 08/03/2027 (cost $0)	10,409	0

Total Long-Term Investment Securities (cost $1,547,634,770)		2,529,800,622

Security Description	Principal Amount	Value (Note 2)
SHORT-TERM INVESTMENT SECURITIES — 0.4%
U.S. Government Treasuries — 0.4%
United States Treasury Bills 0.07% due 02/25/2021(3)	$400,000	$399,748
0.11% due 12/31/2020(3)	2,470,000	2,468,868
0.12% due 10/08/2020(3)	2,900,000	2,899,468
0.16% due 08/20/2020(3)	100,000	99,996
0.17% due 12/31/2020(3)	350,000	349,840
0.17% due 05/20/2021(3)	3,700,000	3,696,498

Total Short-Term Investment Securities (cost $9,912,527)		9,914,418

REPURCHASE AGREEMENTS — 2.8%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00%, dated 07/31/2020, to be repurchased 08/03/2020 in the amount of $72,072,000 and collateralized by $69,199,300 of United States Treasury Notes, bearing interest at 1.75%, due 07/31/2024 and having an approximate value of $73,513,461 (cost $72,072,000)	72,072,000	72,072,000

TOTAL INVESTMENTS (cost $1,629,619,297)(2)	100.0%	2,611,787,040
Other assets less liabilities	0.0	1,196,457

NET ASSETS	100.0%	$2,612,983,497

†	Non-income producing security
(1)	Security represents an investment in an affiliated company (see Note 8).
(2)	See Note 3 for cost of investments on a tax basis.
(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

ETF — Exchange-Traded Funds

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)

509	Long	S&P 500 E-Mini Index	September 2020	$79,360,445	$83,056,075	$3,695,630

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

296

SunAmerica Series Trust SA Large Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$2,502,732,114	$—	$—	$2,502,732,114
Exchange-Traded Funds	27,068,508	—	—	27,068,508
Warrants	—	0	—	0
Short-Term Investment Securities	—	9,914,418	—	9,914,418
Repurchase Agreements	—	72,072,000	—	72,072,000

Total Investments at Value	$2,529,800,622	$81,986,418	$—	$2,611,787,040

Other Financial Instruments:†
Futures Contracts	$3,695,630	$—	$—	$3,695,630

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Financial Statements

297

SunAmerica Series Trust SA Large Cap Value Index Portfolio

PORTFOLIO PROFILE — July 31, 2020 — (unaudited)

Industry Allocation*

Medical-Drugs	6.5%
Electric-Integrated	5.8
Diversified Banking Institutions	5.1
Telephone-Integrated	4.1
Medical-HMO	4.0
Insurance-Property/Casualty	4.0
Real Estate Investment Trusts	3.1
Exchange-Traded Funds	3.0
Oil Companies-Integrated	3.0
Retail-Discount	2.6
Medical-Biomedical/Gene	2.2
Diversified Manufacturing Operations	2.1
Banks-Super Regional	2.0
Beverages-Non-alcoholic	2.0
Computer Services	1.9
Networking Products	1.8
Medical Products	1.7
Insurance-Multi-line	1.6
Cosmetics & Toiletries	1.6
Electronic Components-Semiconductors	1.4
Medical Instruments	1.4
Pharmacy Services	1.3
Retail-Building Products	1.1
Aerospace/Defense	1.1
Food-Misc./Diversified	1.0
Transport-Services	1.0
Tobacco	1.0
Data Processing/Management	1.0
Banks-Commercial	0.9
Food-Confectionery	0.9
Transport-Rail	0.8
Cable/Satellite TV	0.8
Retail-Restaurants	0.8
Drug Delivery Systems	0.7
Entertainment Software	0.7
Multimedia	0.7
Insurance-Life/Health	0.7
Chemicals-Diversified	0.7
Investment Management/Advisor Services	0.7
Commercial Services-Finance	0.6
Banks-Fiduciary	0.6
Oil Companies Exploration & Production	0.6
Oil Refining & Marketing	0.6
Instruments-Controls	0.6
Insurance Brokers	0.6
Pipelines	0.6
Cellular Telecom	0.6
Finance-Other Services	0.5
Finance-Credit Card	0.5
Auto-Cars/Light Trucks	0.5
Electric-Distribution	0.5
Consumer Products-Misc.	0.5
Gold Mining	0.5
Medical-Wholesale Drug Distribution	0.5
Oil-Field Services	0.5
Airlines	0.4
Enterprise Software/Service	0.4
Diagnostic Equipment	0.4
Chemicals-Specialty	0.4
Medical Labs & Testing Services	0.4
Medical-Hospitals	0.4
Athletic Footwear	0.4

Building Products-Air & Heating	0.4%
Containers-Paper/Plastic	0.3
Computers	0.3
Industrial Gases	0.3
Brewery	0.3
Electronic Measurement Instruments	0.3
Tools-Hand Held	0.3
Retail-Drug Store	0.3
Machinery-Construction & Mining	0.3
Machinery-General Industrial	0.3
Internet Content-Entertainment	0.3
Auto/Truck Parts & Equipment-Original	0.3
Apparel Manufacturers	0.3
Non-Hazardous Waste Disposal	0.2
Food-Retail	0.2
Distribution/Wholesale	0.2
Agricultural Operations	0.2
Food-Meat Products	0.2
Retail-Auto Parts	0.2
Retail-Consumer Electronics	0.2
Machinery-Farming	0.2
Gas-Distribution	0.2
Broadcast Services/Program	0.2
Computers-Memory Devices	0.2
Agricultural Biotech	0.2
Building-Residential/Commercial	0.2
Cruise Lines	0.2
Advertising Agencies	0.2
Machinery-Pumps	0.2
Electric Products-Misc.	0.2
Medical-Generic Drugs	0.1
Food-Wholesale/Distribution	0.1
Electronic Connectors	0.1
Television	0.1
Paper & Related Products	0.1
Water	0.1
Computer Software	0.1
Steel-Producers	0.1
Telecom Equipment-Fiber Optics	0.1
Agricultural Chemicals	0.1
Internet Brokers	0.1
Engineering/R&D Services	0.1
E-Commerce/Services	0.1
Soap & Cleaning Preparation	0.1
Industrial Automated/Robotic	0.1
Instruments-Scientific	0.1
Auto-Heavy Duty Trucks	0.1
Finance-Investment Banker/Broker	0.1
Semiconductor Components-Integrated Circuits	0.1
Appliances	0.1
Web Hosting/Design	0.1
Consulting Services	0.1
Casino Hotels	0.1
Toys	0.1
Insurance-Reinsurance	0.1
Retail-Apparel/Shoe	0.1
Metal-Copper	0.1
Retail-Gardening Products	0.1
Telecommunication Equipment	0.1
Internet Infrastructure Software	0.1
Commercial Services	0.1

298

SunAmerica Series Trust SA Large Cap Value Index Portfolio

PORTFOLIO PROFILE — July 31, 2020 — (unaudited) — (continued)

Industry Allocation* (continued)

Medical Information Systems	0.1%
Dialysis Centers	0.1
Water Treatment Systems	0.1
Containers-Metal/Glass	0.1
Publishing-Newspapers	0.1
Home Decoration Products	0.1
U.S. Government Treasuries	0.1
Human Resources	0.1

99.7%

*	Calculated as a percentage of net assets

299

SunAmerica Series Trust SA Large Cap Value Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 96.6%
Advertising Agencies — 0.2%
Interpublic Group of Cos., Inc.	9,470	$170,933
Omnicom Group, Inc.	5,209	279,880

		450,813

Aerospace/Defense — 1.1%
Boeing Co.	7,298	1,153,084
General Dynamics Corp.	5,648	828,788
Raytheon Technologies Corp.	16,803	952,394

		2,934,266

Aerospace/Defense-Equipment — 0.0%
Howmet Aerospace, Inc.	4,664	68,934

Agricultural Biotech — 0.2%
Corteva, Inc.	18,191	519,535

Agricultural Chemicals — 0.1%
CF Industries Holdings, Inc.	5,197	162,822
Mosaic Co.	8,476	114,172

		276,994

Agricultural Operations — 0.2%
Archer-Daniels-Midland Co.	13,502	578,291

Airlines — 0.4%
Alaska Air Group, Inc.	2,980	102,631
American Airlines Group, Inc.	12,081	134,341
Delta Air Lines, Inc.	13,798	344,536
Southwest Airlines Co.	13,037	402,713
United Airlines Holdings, Inc.†	6,142	192,736

		1,176,957

Apparel Manufacturers — 0.3%
Hanesbrands, Inc.	8,460	119,540
PVH Corp.	1,724	83,890
Ralph Lauren Corp.	1,161	82,779
Tapestry, Inc.	6,711	89,659
Under Armour, Inc., Class A†	4,581	48,192
Under Armour, Inc., Class C†	4,777	45,334
VF Corp.	3,643	219,891

		689,285

Appliances — 0.1%
Whirlpool Corp.	1,511	246,474

Athletic Footwear — 0.4%
NIKE, Inc., Class B	9,947	970,927

Auto-Cars/Light Trucks — 0.5%
Ford Motor Co.	94,948	627,606
General Motors Co.	30,611	761,908

		1,389,514

Auto-Heavy Duty Trucks — 0.1%
Cummins, Inc.	1,327	256,456

Auto/Truck Parts & Equipment-Original — 0.3%
Aptiv PLC	6,515	506,541
BorgWarner, Inc.	5,039	184,428

		690,969

Banks-Commercial — 0.9%
Citizens Financial Group, Inc.	10,370	257,280
First Republic Bank	2,126	239,133
M&T Bank Corp.	3,118	330,352
Regions Financial Corp.	23,262	252,625
SVB Financial Group†	451	101,146

Security Description	Shares	Value (Note 2)
Banks-Commercial (continued)
Truist Financial Corp.	32,753	$1,226,927
Zions Bancorp NA	3,983	129,328

		2,536,791

Banks-Fiduciary — 0.6%
Bank of New York Mellon Corp.	19,586	702,158
Northern Trust Corp.	5,057	396,216
State Street Corp.	8,555	545,723

		1,644,097

Banks-Super Regional — 2.0%
Comerica, Inc.	3,380	130,198
Fifth Third Bancorp	17,305	343,677
Huntington Bancshares, Inc.	24,653	228,533
KeyCorp	23,709	284,745
PNC Financial Services Group, Inc.	10,313	1,100,088
US Bancorp	33,318	1,227,435
Wells Fargo & Co.	90,690	2,200,140

		5,514,816

Beverages-Non-alcoholic — 2.0%
Coca-Cola Co.	56,374	2,663,108
Monster Beverage Corp.†	2,999	235,361
PepsiCo, Inc.	17,538	2,414,281

		5,312,750

Brewery — 0.3%
Constellation Brands, Inc., Class A	4,082	727,412
Molson Coors Beverage Co., Class B	4,571	171,504

		898,916

Broadcast Services/Program — 0.2%
Discovery, Inc., Class A†	3,890	82,079
Discovery, Inc., Class C†	7,690	145,725
Fox Corp., Class A	8,329	214,638
Fox Corp., Class B	3,871	99,756

		542,198

Building Products-Air & Heating — 0.4%
Carrier Global Corp.	9,302	253,386
Johnson Controls International PLC	18,081	695,757

		949,143

Building-Maintenance & Services — 0.0%
Rollins, Inc.	1,816	95,158

Building-Residential/Commercial — 0.2%
Lennar Corp., Class A	6,675	482,936

Cable/Satellite TV — 0.8%
Comcast Corp., Class A	48,713	2,084,916
DISH Network Corp., Class A†	6,251	200,720

		2,285,636

Casino Hotels — 0.1%
Las Vegas Sands Corp.	3,512	153,264
MGM Resorts International	4,676	75,237

		228,501

Cellular Telecom — 0.6%
T-Mobile US, Inc.†	14,153	1,519,749

Chemicals-Diversified — 0.7%
DuPont de Nemours, Inc.	17,836	953,869
Eastman Chemical Co.	3,303	246,503
LyondellBasell Industries NV, Class A	6,246	390,500

300

SunAmerica Series Trust SA Large Cap Value Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Chemicals-Diversified (continued)
PPG Industries, Inc.	2,810	$302,497

		1,893,369

Chemicals-Specialty — 0.4%
Albemarle Corp.	2,584	213,077
Ecolab, Inc.	2,945	550,950
International Flavors & Fragrances, Inc.	2,597	327,092

		1,091,119

Commercial Services — 0.1%
Nielsen Holdings PLC	8,665	125,036
Quanta Services, Inc.	1,840	73,545

		198,581

Commercial Services-Finance — 0.6%
Automatic Data Processing, Inc.	3,970	527,653
Equifax, Inc.	1,180	191,821
Global Payments, Inc.	3,708	660,098
H&R Block, Inc.	4,679	67,845
IHS Markit, Ltd.	2,618	211,351

		1,658,768

Computer Services — 1.9%
Accenture PLC, Class A	5,729	1,287,764
Cognizant Technology Solutions Corp., Class A	13,140	897,725
DXC Technology Co.	6,168	110,469
International Business Machines Corp.	21,582	2,653,291
Leidos Holdings, Inc.	1,623	154,445

		5,103,694

Computer Software — 0.1%
Akamai Technologies, Inc.†	1,104	124,134
Citrix Systems, Inc.	1,354	193,297

		317,431

Computers — 0.3%
Hewlett Packard Enterprise Co.	31,229	308,230
HP, Inc.	34,758	611,046

		919,276

Computers-Memory Devices — 0.2%
NetApp, Inc.	2,903	128,603
Seagate Technology PLC	2,196	99,303
Western Digital Corp.	7,285	313,984

		541,890

Consulting Services — 0.1%
Verisk Analytics, Inc.	1,223	230,792

Consumer Products-Misc. — 0.5%
Clorox Co.	3,041	719,227
Kimberly-Clark Corp.	4,222	641,913

		1,361,140

Containers-Metal/Glass — 0.1%
Ball Corp.	2,298	169,202

Containers-Paper/Plastic — 0.3%
Amcor PLC	38,270	394,181
Packaging Corp. of America	2,305	221,556
Sealed Air Corp.	3,784	135,013
WestRock Co.	6,302	169,272

		920,022

Security Description	Shares	Value (Note 2)
Cosmetics & Toiletries — 1.6%
Colgate-Palmolive Co.	11,451	$884,017
Coty, Inc., Class A	3,834	14,224
Procter & Gamble Co.	25,274	3,313,927

		4,212,168

Cruise Lines — 0.2%
Carnival Corp.	11,516	159,842
Norwegian Cruise Line Holdings, Ltd.†	6,636	90,515
Royal Caribbean Cruises, Ltd.	4,173	203,267

		453,624

Data Processing/Management — 1.0%
Broadridge Financial Solutions, Inc.	837	112,443
Fidelity National Information Services, Inc.	15,018	2,197,283
Jack Henry & Associates, Inc.	894	159,400
Paychex, Inc.	2,561	184,187

		2,653,313

Dental Supplies & Equipment — 0.0%
DENTSPLY SIRONA, Inc.	2,503	111,634

Diagnostic Equipment — 0.4%
Danaher Corp.	5,506	1,122,123

Dialysis Centers — 0.1%
DaVita, Inc.†	2,073	181,159

Distribution/Wholesale — 0.2%
Fastenal Co.	4,177	196,486
LKQ Corp.†	3,547	99,990
WW Grainger, Inc.	1,053	359,631

		656,107

Diversified Banking Institutions — 5.1%
Bank of America Corp.	189,791	4,722,000
Citigroup, Inc.	50,603	2,530,656
Goldman Sachs Group, Inc.	7,523	1,489,253
JPMorgan Chase & Co.	38,513	3,721,897
Morgan Stanley	29,108	1,422,799

		13,886,605

Diversified Manufacturing Operations — 2.1%
3M Co.	13,981	2,103,721
A.O. Smith Corp.	3,284	158,092
Eaton Corp. PLC	9,723	905,503
General Electric Co.	212,616	1,290,579
Illinois Tool Works, Inc.	2,725	504,098
Parker-Hannifin Corp.	1,404	251,203
Textron, Inc.	5,533	193,323
Trane Technologies PLC	2,209	247,121

		5,653,640

Drug Delivery Systems — 0.7%
Becton Dickinson and Co.	7,168	2,016,645

E-Commerce/Services — 0.1%
Expedia Group, Inc.	3,293	266,766

Electric Products-Misc. — 0.2%
Emerson Electric Co.	6,681	414,289

Electric-Distribution — 0.5%
CenterPoint Energy, Inc.	13,240	251,692
Consolidated Edison, Inc.	8,121	623,937
Sempra Energy	3,911	486,763

		1,362,392

301

SunAmerica Series Trust SA Large Cap Value Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Electric-Integrated — 5.8%
AES Corp.	16,162	$246,147
Alliant Energy Corp.	6,065	326,600
Ameren Corp.	6,001	481,520
American Electric Power Co., Inc.	12,046	1,046,557
CMS Energy Corp.	6,957	446,500
Dominion Energy, Inc.	20,400	1,653,012
DTE Energy Co.	4,682	541,380
Duke Energy Corp.	17,862	1,513,626
Edison International	9,187	511,440
Entergy Corp.	4,865	511,457
Evergy, Inc.	5,511	357,278
Eversource Energy	8,178	736,593
Exelon Corp.	23,685	914,478
FirstEnergy Corp.	13,168	381,872
NextEra Energy, Inc.	5,592	1,569,674
Pinnacle West Capital Corp.	2,734	227,141
PPL Corp.	18,686	497,421
Public Service Enterprise Group, Inc.	12,290	687,503
Southern Co.	25,667	1,401,675
WEC Energy Group, Inc.	7,667	730,358
Xcel Energy, Inc.	12,762	881,089

		15,663,321

Electronic Components-Semiconductors — 1.4%
Intel Corp.	44,254	2,112,244
IPG Photonics Corp.†	432	77,332
Skyworks Solutions, Inc.	1,703	247,923
Texas Instruments, Inc.	8,477	1,081,241
Xilinx, Inc.	2,246	241,108

		3,759,848

Electronic Connectors — 0.1%
TE Connectivity, Ltd.	4,009	357,082

Electronic Measurement Instruments — 0.3%
Agilent Technologies, Inc.	3,227	310,857
FLIR Systems, Inc.	1,654	68,905
Fortive Corp.	7,205	505,719

		885,481

Engineering/R&D Services — 0.1%
Jacobs Engineering Group, Inc.	3,162	269,877

Enterprise Software/Service — 0.4%
Oracle Corp.	20,237	1,122,142

Entertainment Software — 0.7%
Activision Blizzard, Inc.	18,728	1,547,494
Electronic Arts, Inc.†	3,298	467,063

		2,014,557

Finance-Credit Card — 0.5%
American Express Co.	6,418	598,928
Capital One Financial Corp.	11,067	706,075
Discover Financial Services	2,829	139,837

		1,444,840

Finance-Investment Banker/Broker — 0.1%
Charles Schwab Corp.	7,520	249,288

Finance-Other Services — 0.5%
CME Group, Inc.	4,271	709,755
Intercontinental Exchange, Inc.	5,986	579,325
Nasdaq, Inc.	1,480	194,339

		1,483,419

Security Description	Shares	Value (Note 2)
Food-Confectionery — 0.9%
Hershey Co.	1,182	$171,875
J.M. Smucker Co.	2,772	303,118
Mondelez International, Inc., Class A	34,698	1,925,392

		2,400,385

Food-Meat Products — 0.2%
Hormel Foods Corp.	6,812	346,458
Tyson Foods, Inc., Class A	3,720	228,594

		575,052

Food-Misc./Diversified — 1.0%
Campbell Soup Co.	2,303	114,160
Conagra Brands, Inc.	11,839	443,370
General Mills, Inc.	14,733	932,157
Kellogg Co.	6,080	419,459
Kraft Heinz Co.	15,147	520,754
Lamb Weston Holdings, Inc.	1,597	95,948
McCormick & Co., Inc.	1,473	287,088

		2,812,936

Food-Retail — 0.2%
Kroger Co.	19,110	664,837

Food-Wholesale/Distribution — 0.1%
Sysco Corp.	6,786	358,640

Gas-Distribution — 0.2%
Atmos Energy Corp.	2,973	315,109
NiSource, Inc.	9,305	227,507

		542,616

Gold Mining — 0.5%
Newmont Corp.	19,509	1,350,023

Home Decoration Products — 0.1%
Newell Brands, Inc.	9,278	152,159

Home Furnishings — 0.0%
Leggett & Platt, Inc.	1,093	43,818

Human Resources — 0.1%
Robert Half International, Inc.	2,786	141,724

Industrial Automated/Robotic — 0.1%
Rockwell Automation, Inc.	1,211	264,168

Industrial Gases — 0.3%
Linde PLC	3,702	907,397

Instruments-Controls — 0.6%
Honeywell International, Inc.	9,212	1,375,996
Mettler-Toledo International, Inc.†	215	201,025

		1,577,021

Instruments-Scientific — 0.1%
PerkinElmer, Inc.	1,164	138,411
Waters Corp.†	572	121,922

		260,333

Insurance Brokers — 0.6%
Aon PLC, Class A	2,078	426,447
Arthur J. Gallagher & Co.	2,258	242,713
Marsh & McLennan Cos., Inc.	4,837	563,994
Willis Towers Watson PLC	1,627	341,686

		1,574,840

Insurance-Life/Health — 0.7%
Aflac, Inc.	17,441	620,377
Globe Life, Inc.	2,380	189,448

302

SunAmerica Series Trust SA Large Cap Value Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Insurance-Life/Health (continued)
Lincoln National Corp.	4,697	$175,057
Principal Financial Group, Inc.	6,191	262,684
Prudential Financial, Inc.	9,601	608,415
Unum Group	4,945	85,202

		1,941,183

Insurance-Multi-line — 1.6%
Allstate Corp.	7,635	720,668
American International Group, Inc.(2)	20,935	672,851
Chubb, Ltd.	10,971	1,395,950
Cincinnati Financial Corp.	1,981	154,379
Hartford Financial Services Group, Inc.	8,704	368,353
Loews Corp.	5,883	214,200
MetLife, Inc.	18,752	709,763

		4,236,164

Insurance-Property/Casualty — 4.0%
Assurant, Inc.	1,450	155,832
Berkshire Hathaway, Inc., Class B†	47,254	9,251,388
Progressive Corp.	5,548	501,206
Travelers Cos., Inc.	6,146	703,225
WR Berkley Corp.	3,432	211,926

		10,823,577

Insurance-Reinsurance — 0.1%
Everest Re Group, Ltd.	972	212,664

Internet Brokers — 0.1%
E*TRADE Financial Corp.	5,373	272,787

Internet Content-Entertainment — 0.3%
Twitter, Inc.†	19,072	694,221

Internet Infrastructure Software — 0.1%
F5 Networks, Inc.†	1,480	201,132

Internet Security — 0.0%
NortonLifeLock, Inc.	5,005	107,357

Investment Management/Advisor Services — 0.7%
Ameriprise Financial, Inc.	1,041	159,929
BlackRock, Inc.	1,837	1,056,293
Franklin Resources, Inc.	6,742	141,919
Invesco, Ltd.	9,147	91,836
Raymond James Financial, Inc.	2,964	205,939
T. Rowe Price Group, Inc.	1,438	198,588

		1,854,504

Machinery-Construction & Mining — 0.3%
Caterpillar, Inc.	5,394	716,755

Machinery-Farming — 0.2%
Deere & Co.	3,118	549,735

Machinery-General Industrial — 0.3%
IDEX Corp.	788	129,878
Otis Worldwide Corp.	4,651	291,804
Westinghouse Air Brake Technologies Corp.	4,394	273,263

		694,945

Machinery-Pumps — 0.2%
Dover Corp.	1,435	147,704
Flowserve Corp.	3,163	88,153
Ingersoll Rand, Inc.†	2,269	71,678
Xylem, Inc.	1,793	130,853

		438,388

Security Description	Shares	Value (Note 2)
Medical Information Systems — 0.1%
Cerner Corp.	2,737	$190,085

Medical Instruments — 1.4%
Boston Scientific Corp.†	14,238	549,160
Medtronic PLC	32,598	3,145,055

		3,694,215

Medical Labs & Testing Services — 0.4%
IQVIA Holdings, Inc.†	1,338	211,926
Laboratory Corp. of America Holdings†	2,363	455,870
Quest Diagnostics, Inc.	3,251	413,104

		1,080,900

Medical Products — 1.7%
Abbott Laboratories	18,058	1,817,357
ABIOMED, Inc.†	470	140,972
Baxter International, Inc.	6,803	587,643
Cooper Cos., Inc.	514	145,426
Henry Schein, Inc.†	3,470	238,493
Hologic, Inc.†	2,887	201,455
STERIS PLC	950	151,649
Stryker Corp.	2,664	514,951
Varian Medical Systems, Inc.†	993	141,721
Zimmer Biomet Holdings, Inc.	5,027	677,941

		4,617,608

Medical-Biomedical/Gene — 2.2%
Alexion Pharmaceuticals, Inc.†	2,254	231,012
Amgen, Inc.	5,862	1,434,255
Bio-Rad Laboratories, Inc., Class A†	145	76,109
Biogen, Inc.†	3,967	1,089,695
Gilead Sciences, Inc.	30,481	2,119,344
Illumina, Inc.†	1,429	546,107
Regeneron Pharmaceuticals, Inc.†	809	511,345

		6,007,867

Medical-Drugs — 6.5%
AbbVie, Inc.	20,134	1,910,918
Bristol-Myers Squibb Co.	24,750	1,451,835
Eli Lilly & Co.	9,212	1,384,471
Johnson & Johnson	37,143	5,413,964
Merck & Co., Inc.	27,609	2,215,346
Pfizer, Inc.	135,022	5,195,647

		17,572,181

Medical-Generic Drugs — 0.1%
Mylan NV†	12,565	202,422
Perrigo Co. PLC	3,313	175,655

		378,077

Medical-HMO — 4.0%
Anthem, Inc.	6,128	1,677,847
Centene Corp.†	14,077	918,524
Humana, Inc.	3,214	1,261,334
UnitedHealth Group, Inc.	23,052	6,979,685

		10,837,390

Medical-Hospitals — 0.4%
HCA Healthcare, Inc.	6,401	810,623
Universal Health Services, Inc., Class B	1,888	207,491

		1,018,114

Medical-Wholesale Drug Distribution — 0.5%
AmerisourceBergen Corp.	3,609	361,586
Cardinal Health, Inc.	7,097	387,638

303

SunAmerica Series Trust SA Large Cap Value Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical-Wholesale Drug Distribution (continued)
McKesson Corp.	3,934	$590,729

		1,339,953

Metal-Copper — 0.1%
Freeport-McMoRan, Inc.	15,882	205,195

Multimedia — 0.7%
Walt Disney Co.	17,123	2,002,364

Networking Products — 1.8%
Cisco Systems, Inc.	103,084	4,855,256

Non-Hazardous Waste Disposal — 0.2%
Republic Services, Inc.	2,758	240,636
Waste Management, Inc.	3,964	434,454

		675,090

Office Supplies & Forms — 0.0%
Avery Dennison Corp.	587	66,531

Oil Companies-Exploration & Production — 0.6%
Apache Corp.	3,486	53,510
Cabot Oil & Gas Corp.	3,585	67,040
Concho Resources, Inc.	4,781	251,194
Devon Energy Corp.	9,302	97,578
Diamondback Energy, Inc.	3,836	152,903
EOG Resources, Inc.	7,074	331,417
Marathon Oil Corp.	19,210	105,463
Noble Energy, Inc.	11,660	116,483
Occidental Petroleum Corp.	21,877	344,344
Pioneer Natural Resources Co.	1,523	147,609

		1,667,541

Oil Companies-Integrated — 3.0%
Chevron Corp.	45,381	3,809,281
Exxon Mobil Corp.	102,776	4,324,814

		8,134,095

Oil Field Machinery & Equipment — 0.0%
National Oilwell Varco, Inc.	6,511	74,942

Oil Refining & Marketing — 0.6%
HollyFrontier Corp.	3,620	99,550
Marathon Petroleum Corp.	15,806	603,789
Phillips 66	5,307	329,140
Valero Energy Corp.	9,910	557,240

		1,589,719

Oil-Field Services — 0.5%
Baker Hughes Co.	15,922	246,632
Halliburton Co.	21,324	305,573
Schlumberger, Ltd.	33,734	611,935
TechnipFMC PLC	10,224	82,098

		1,246,238

Paper & Related Products — 0.1%
International Paper Co.	9,554	332,384

Pharmacy Services — 1.3%
Cigna Corp.	8,969	1,548,856
CVS Health Corp.	31,772	1,999,730

		3,548,586

Pipelines — 0.6%
Kinder Morgan, Inc.	47,274	666,563
ONEOK, Inc.	10,693	298,442
Williams Cos., Inc.	29,489	564,125

		1,529,130

Security Description	Shares	Value (Note 2)
Publishing-Newspapers — 0.1%
News Corp., Class A	9,452	$120,229
News Corp., Class B	2,960	37,770

		157,999

Real Estate Investment Trusts — 3.1%
Alexandria Real Estate Equities, Inc.	1,411	250,523
Apartment Investment & Management Co., Class A	3,618	140,451
AvalonBay Communities, Inc.	3,421	523,824
Boston Properties, Inc.	1,967	175,240
Crown Castle International Corp.	4,255	709,308
Digital Realty Trust, Inc.	6,522	1,047,042
Duke Realty Corp.	3,671	147,537
Equity Residential	8,503	456,016
Essex Property Trust, Inc.	795	175,488
Extra Space Storage, Inc.	1,318	136,202
Federal Realty Investment Trust	992	75,690
Healthpeak Properties, Inc.	6,934	189,229
Host Hotels & Resorts, Inc.	17,136	184,726
Iron Mountain, Inc.	6,998	197,274
Kimco Realty Corp.	10,513	117,220
Mid-America Apartment Communities, Inc.	1,529	182,241
Prologis, Inc.	7,720	813,842
Public Storage	2,046	408,954
Realty Income Corp.	4,591	275,690
Regency Centers Corp.	4,123	169,167
Simon Property Group, Inc.	4,459	278,019
SL Green Realty Corp.	1,860	86,490
UDR, Inc.	3,799	137,524
Ventas, Inc.	9,068	347,848
Vornado Realty Trust	3,856	133,109
Welltower, Inc.	10,148	543,527
Weyerhaeuser Co.	18,138	504,418

		8,406,599

Retail-Apparel/Shoe — 0.1%
Gap, Inc.	5,174	69,176
L Brands, Inc.	5,673	138,478

		207,654

Retail-Auto Parts — 0.2%
Advance Auto Parts, Inc.	1,680	252,235
Genuine Parts Co.	3,507	316,156

		568,391

Retail-Building Products — 1.1%
Home Depot, Inc.	7,581	2,012,680
Lowe’s Cos., Inc.	6,240	929,198

		2,941,878

Retail-Consumer Electronics — 0.2%
Best Buy Co., Inc.	5,525	550,235

Retail-Discount — 2.6%
Costco Wholesale Corp.	4,400	1,432,332
Dollar Tree, Inc.†	5,766	538,256
Target Corp.	4,375	550,725
Walmart, Inc.	34,418	4,453,689

		6,975,002

Retail-Drug Store — 0.3%
Walgreens Boots Alliance, Inc.	17,911	729,157

304

SunAmerica Series Trust SA Large Cap Value Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Retail-Gardening Products — 0.1%
Tractor Supply Co.	1,433	$204,546

Retail-Perfume & Cosmetics — 0.0%
Ulta Beauty, Inc.†	616	118,882

Retail-Regional Department Stores — 0.0%
Kohl’s Corp.	3,834	72,999

Retail-Restaurants — 0.8%
Darden Restaurants, Inc.	1,705	129,409
McDonald’s Corp.	10,121	1,966,308

		2,095,717

Savings & Loans/Thrifts — 0.0%
People’s United Financial, Inc.	10,322	111,374

Semiconductor Components-Integrated Circuits — 0.1%
Maxim Integrated Products, Inc.	3,629	247,099

Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	403	70,005

Soap & Cleaning Preparation — 0.1%
Church & Dwight Co., Inc.	2,749	264,811

Steel-Producers — 0.1%
Nucor Corp.	7,320	307,074

Telecom Equipment-Fiber Optics — 0.1%
Corning, Inc.	9,778	303,118

Telecommunication Equipment — 0.1%
Juniper Networks, Inc.	8,054	204,411

Telephone-Integrated — 4.1%
AT&T, Inc.	173,188	5,122,901
CenturyLink, Inc.	24,009	231,687
Verizon Communications, Inc.	100,583	5,781,511

		11,136,099

Television — 0.1%
ViacomCBS, Inc., Class B	13,140	342,560

Textile-Home Furnishings — 0.0%
Mohawk Industries, Inc.†	1,446	115,463

Theaters — 0.0%
Live Nation Entertainment, Inc.†	1,140	53,363

Tobacco — 1.0%
Altria Group, Inc.	27,555	1,133,888
Philip Morris International, Inc.	21,196	1,628,065

		2,761,953

Tools-Hand Held — 0.3%
Snap-on, Inc.	1,321	192,694
Stanley Black & Decker, Inc.	3,746	574,337

		767,031

Toys — 0.1%
Hasbro, Inc.	3,097	225,338

Security Description	Shares/ Principal Amount	Value (Note 2)
Transport-Rail — 0.8%
CSX Corp.	9,303	$663,676
Norfolk Southern Corp.	2,864	550,489
Union Pacific Corp.	6,268	1,086,558

		2,300,723

Transport-Services — 1.0%
C.H. Robinson Worldwide, Inc.	3,272	306,652
Expeditors International of Washington, Inc.	1,942	164,118
FedEx Corp.	5,842	983,793
United Parcel Service, Inc., Class B	9,413	1,343,800

		2,798,363

Transport-Truck — 0.0%
JB Hunt Transport Services, Inc.	841	108,825

Water — 0.1%
American Water Works Co., Inc.	2,200	323,994

Water Treatment Systems — 0.1%
Pentair PLC	4,028	172,600

Web Hosting/Design — 0.1%
VeriSign, Inc.†	1,162	245,972

Total Common Stocks (cost $275,526,453)		261,827,767

EXCHANGE-TRADED FUNDS — 3.0%
iShares S&P 500 Value ETF (cost $7,653,726)	74,260	8,335,685

WARRANTS — 0.0%
Occidental Petroleum Corp. Expires 08/03/2027 (cost $0)	2,735	0

Total Long-Term Investment Securities (cost $283,180,179)		270,163,452

SHORT-TERM INVESTMENT SECURITIES — 0.1%
U.S. Government Treasuries — 0.1%
United States Treasury Bills 0.17% due 12/31/2020(3) (cost $149,896)	$150,000	149,931

TOTAL INVESTMENTS (cost $283,330,075)(1)	99.7%	270,313,383
Other assets less liabilities	0.3	750,760

NET ASSETS	100.0%	$271,064,143

†	Non-income producing security
ETF	— Exchange-Traded Funds
(1)	See Note 3 for cost of investments on a tax basis.
(2)	Security represents an investment in an affiliated company (see Note 8).
(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation/ (Depreciation)

6	Long	S&P 500 E-Mini Index	September 2020	$935,487	$979,050	$43,563

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

305

SunAmerica Series Trust SA Large Cap Value Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$261,827,767	$—	$—	$261,827,767
Exchange-Traded Funds	8,335,685	—	—	8,335,685
Warrants	—	0	—	0
Short-Term Investment Securities	—	149,931	—	149,931

Total Investments at Value	$270,163,452	$149,931	$—	$270,313,383

Other Financial Instruments:+
Futures Contracts	$43,563	$—	$—	$43,563

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Financial Statements

306

SunAmerica Series Trust SA Legg Mason BW Large Cap Value Portfolio

PORTFOLIO PROFILE — July 31, 2020 — (unaudited)

Industry Allocation*

Diversified Banking Institutions	10.9%
Medical-Drugs	6.9
Telephone-Integrated	6.1
Electronic Components-Semiconductors	5.7
Medical-Biomedical/Gene	4.4
Medical-HMO	3.1
Aerospace/Defense	2.8
Cable/Satellite TV	2.7
Networking Products	2.6
Enterprise Software/Service	2.4
Investment Management/Advisor Services	2.3
Insurance-Property/Casualty	2.3
Oil Companies-Integrated	2.2
Diversified Manufacturing Operations	2.1
Computer Services	2.1
Electric-Integrated	1.9
Insurance-Multi-line	1.9
Tobacco	1.7
Finance-Credit Card	1.6
Transport-Rail	1.4
Transport-Services	1.4
Instruments-Controls	1.4
Insurance-Life/Health	1.4
Semiconductor Equipment	1.3
Chemicals-Diversified	1.2
Food-Misc./Diversified	1.2
Machinery-Construction & Mining	1.1
Banks-Fiduciary	1.0
Banks-Super Regional	1.0
Oil Companies-Exploration & Production	1.0
Exchange-Traded Funds	0.9
Medical-Wholesale Drug Distribution	0.9
Machinery-Farming	0.8
Pharmacy Services	0.8
Auto-Heavy Duty Trucks	0.8
Building-Residential/Commercial	0.8
Retail-Auto Parts	0.7
Banks-Commercial	0.7
E-Commerce/Products	0.6
Auto-Cars/Light Trucks	0.6
Medical-Hospitals	0.6
Pipelines	0.6
Entertainment Software	0.6
Finance-Investment Banker/Broker	0.5
Retail-Drug Store	0.5
Medical Labs & Testing Services	0.5
Registered Investment Companies	0.5
Electric Products-Misc.	0.5
Distribution/Wholesale	0.4
Building Products-Air & Heating	0.4
Retail-Consumer Electronics	0.4
Steel-Producers	0.3
Electronic Components-Misc.	0.3
Agricultural Operations	0.3
Computers	0.3
Telecom Equipment-Fiber Optics	0.3
Rental Auto/Equipment	0.3
Auto/Truck Parts & Equipment-Original	0.3
Food-Meat Products	0.3
Containers-Paper/Plastic	0.3
Metal-Copper	0.2

Advertising Agencies	0.2%
Independent Power Producers	0.2
Food-Wholesale/Distribution	0.2
Building & Construction Products-Misc.	0.2
Building Products-Wood	0.2
Real Estate Management/Services	0.2
Machinery-Pumps	0.2
Transport-Truck	0.2
Paper & Related Products	0.2
Dialysis Centers	0.2
Food-Confectionery	0.2
Broadcast Services/Program	0.2
Medical Products	0.1
Appliances	0.1
Containers-Metal/Glass	0.1
Human Resources	0.1
Finance-Auto Loans	0.1
Computers-Memory Devices	0.1
Chemicals-Specialty	0.1
Office Supplies & Forms	0.1
Telecommunication Equipment	0.1
Tools-Hand Held	0.1
Insurance-Reinsurance	0.1
Finance-Other Services	0.1
Medical-Generic Drugs	0.1
Shipbuilding	0.1
Retail-Home Furnishings	0.1
Water Treatment Systems	0.1
Electronic Parts Distribution	0.1
Commercial Services	0.1
Apparel Manufacturers	0.1
Applications Software	0.1
Recreational Vehicles	0.1
Machine Tools & Related Products	0.1
Savings & Loans/Thrifts	0.1
Footwear & Related Apparel	0.1

99.9%

*	Calculated as a percentage of net assets

307

SunAmerica Series Trust SA Legg Mason BW Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 98.5%
Advertising Agencies — 0.2%
Interpublic Group of Cos., Inc.	58,300	$1,052,315
Omnicom Group, Inc.	38,000	2,041,740

		3,094,055

Aerospace/Defense — 2.8%
General Dynamics Corp.	51,400	7,542,436
Lockheed Martin Corp.	49,500	18,759,015
Northrop Grumman Corp.	30,100	9,782,801

		36,084,252

Agricultural Operations — 0.3%
Archer-Daniels-Midland Co.	99,000	4,240,170

Apparel Manufacturers — 0.1%
Hanesbrands, Inc.	31,300	442,269
Ralph Lauren Corp.	8,000	570,400

		1,012,669

Appliances — 0.1%
Whirlpool Corp.	10,800	1,761,696

Applications Software — 0.1%
CDK Global, Inc.	20,200	918,292

Auto-Cars/Light Trucks — 0.6%
Ford Motor Co.	351,100	2,320,771
General Motors Co.	214,400	5,336,416

		7,657,187

Auto-Heavy Duty Trucks — 0.8%
Cummins, Inc.	27,000	5,218,020
PACCAR, Inc.	61,400	5,223,912

		10,441,932

Auto/Truck Parts & Equipment-Original — 0.3%
Allison Transmission Holdings, Inc.	20,900	780,824
BorgWarner, Inc.	36,500	1,335,900
Lear Corp.	9,900	1,092,762

		3,209,486

Banks-Commercial — 0.7%
Citizens Financial Group, Inc.	76,600	1,900,446
Commerce Bancshares, Inc.	20,272	1,160,775
Cullen/Frost Bankers, Inc.	10,300	742,218
East West Bancorp, Inc.	23,300	807,578
Signature Bank	8,900	912,517
SVB Financial Group†	9,500	2,130,565
Zions Bancorp NA	30,500	990,335

		8,644,434

Banks-Fiduciary — 1.0%
Bank of New York Mellon Corp.	163,300	5,854,305
Northern Trust Corp.	37,300	2,922,455
State Street Corp.	64,300	4,101,697

		12,878,457

Banks-Super Regional — 1.0%
Fifth Third Bancorp	117,400	2,331,564
KeyCorp	174,500	2,095,745
PNC Financial Services Group, Inc.	77,600	8,277,592

		12,704,901

Broadcast Services/Program — 0.2%
Discovery, Inc., Class A†	26,400	557,040

Security Description	Shares	Value (Note 2)
Broadcast Services/Program (continued)
Fox Corp., Class A	56,500	$1,456,005

		2,013,045

Building & Construction Products-Misc. — 0.2%
Fortune Brands Home & Security, Inc.	24,700	1,889,550
Owens Corning	19,500	1,179,165

		3,068,715

Building Products-Air & Heating — 0.4%
Johnson Controls International PLC	126,800	4,879,264

Building Products-Wood — 0.2%
Masco Corp.	49,900	2,852,284

Building-Residential/Commercial — 0.8%
D.R. Horton, Inc.	65,100	4,307,016
Lennar Corp., Class A	49,500	3,581,325
PulteGroup, Inc.	44,700	1,948,920

		9,837,261

Cable/Satellite TV — 2.7%
Comcast Corp., Class A	801,600	34,308,480

Chemicals-Diversified — 1.2%
Celanese Corp.	21,700	2,109,240
Eastman Chemical Co.	24,400	1,820,972
FMC Corp.	22,800	2,417,940
Huntsman Corp.	33,300	616,050
LyondellBasell Industries NV, Class A	68,900	4,307,628
PPG Industries, Inc.	39,100	4,209,115

		15,480,945

Chemicals-Specialty — 0.1%
Albemarle Corp.	19,100	1,574,986

Commercial Services — 0.1%
Quanta Services, Inc.	25,500	1,019,235

Computer Services — 2.1%
Cognizant Technology Solutions Corp., Class A	89,800	6,135,136
International Business Machines Corp.	156,600	19,252,404
Leidos Holdings, Inc.	12,800	1,218,048

		26,605,588

Computers — 0.3%
HP, Inc.	237,300	4,171,734

Computers-Memory Devices — 0.1%
NetApp, Inc.	36,600	1,621,380

Containers-Metal/Glass — 0.1%
Crown Holdings, Inc.†	24,400	1,746,552

Containers-Paper/Plastic — 0.3%
Packaging Corp. of America	16,700	1,605,204
Sealed Air Corp.	25,800	920,544
Sonoco Products Co.	12,400	641,576

		3,167,324

Dialysis Centers — 0.2%
DaVita, Inc.†	24,700	2,158,533

Distribution/Wholesale — 0.4%
HD Supply Holdings, Inc.†	25,200	884,520
LKQ Corp.†	54,000	1,522,260
WW Grainger, Inc.	9,500	3,244,535

		5,651,315

308

SunAmerica Series Trust SA Legg Mason BW Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Diversified Banking Institutions — 10.9%
Bank of America Corp.	1,584,600	$39,424,848
Citigroup, Inc.	386,900	19,348,869
Goldman Sachs Group, Inc.	62,900	12,451,684
JPMorgan Chase & Co.	554,100	53,548,224
Morgan Stanley	286,500	14,004,120

		138,777,745

Diversified Manufacturing Operations — 2.1%
3M Co.	94,775	14,260,794
Carlisle Cos., Inc.	9,200	1,095,536
Eaton Corp. PLC	73,200	6,817,116
ITT, Inc.	14,200	819,766
Parker-Hannifin Corp.	22,800	4,079,376

		27,072,588

E-Commerce/Products — 0.6%
eBay, Inc.	144,000	7,960,320

Electric Products-Misc. — 0.5%
Emerson Electric Co.	101,600	6,300,216

Electric-Integrated — 1.9%
AES Corp.	109,600	1,669,208
American Electric Power Co., Inc.	100,800	8,757,504
Evergy, Inc.	40,400	2,619,132
OGE Energy Corp.	33,300	1,095,570
Pinnacle West Capital Corp.	29,500	2,450,860
Public Service Enterprise Group, Inc.	134,000	7,495,960

		24,088,234

Electronic Components-Misc. — 0.3%
Gentex Corp.	41,900	1,130,881
Hubbell, Inc.	9,900	1,336,203
Jabil, Inc.	24,800	864,528
Sensata Technologies Holding PLC†	27,600	1,048,248

		4,379,860

Electronic Components-Semiconductors — 5.7%
Broadcom, Inc.	70,500	22,330,875
Intel Corp.	767,600	36,637,548
Micron Technology, Inc.†	193,000	9,660,615
ON Semiconductor Corp.†	72,000	1,483,200
Qorvo, Inc.†	20,200	2,588,630

		72,700,868

Electronic Parts Distribution — 0.1%
Arrow Electronics, Inc.†	14,500	1,038,490

Enterprise Software/Service — 2.4%
Oracle Corp.	546,200	30,286,790

Entertainment Software — 0.6%
Electronic Arts, Inc.†	51,800	7,335,916

Finance-Auto Loans — 0.1%
Credit Acceptance Corp.†	3,500	1,637,790

Finance-Credit Card — 1.6%
American Express Co.	144,700	13,503,404
Capital One Financial Corp.	82,700	5,276,260
Western Union Co.	70,100	1,702,028

		20,481,692

Finance-Investment Banker/Broker — 0.5%
Charles Schwab Corp.	184,000	6,099,600

Security Description	Shares	Value (Note 2)
Finance-Investment Banker/Broker (continued)
Jefferies Financial Group, Inc.	54,000	$874,800

		6,974,400

Finance-Other Services — 0.1%
SEI Investments Co.	24,800	1,297,784

Food-Confectionery — 0.2%
J.M. Smucker Co.	19,000	2,077,650

Food-Meat Products — 0.3%
Tyson Foods, Inc., Class A	52,200	3,207,690

Food-Misc./Diversified — 1.2%
Conagra Brands, Inc.	86,100	3,224,445
Ingredion, Inc.	11,600	1,003,400
Kellogg Co.	60,200	4,153,198
Kraft Heinz Co.	202,800	6,972,264

		15,353,307

Food-Wholesale/Distribution — 0.2%
Sysco Corp.	58,135	3,072,435

Footwear & Related Apparel — 0.1%
Skechers U.S.A., Inc., Class A†	23,300	682,224

Hotels/Motels — 0.0%
Hyatt Hotels Corp., Class A	5,900	283,200

Human Resources — 0.1%
ManpowerGroup, Inc.	10,000	687,900
Robert Half International, Inc.	19,100	971,617

		1,659,517

Independent Power Producers — 0.2%
NRG Energy, Inc.	44,100	1,491,021
Vistra Corp.	85,300	1,591,698

		3,082,719

Instruments-Controls — 1.4%
Honeywell International, Inc.	115,700	17,282,109

Insurance-Life/Health — 1.4%
Aflac, Inc.	129,500	4,606,315
Equitable Holdings, Inc.	82,700	1,692,042
Globe Life, Inc.	40,800	3,247,680
Primerica, Inc.	6,800	813,688
Principal Financial Group, Inc.	24,600	1,043,778
Prudential Financial, Inc.	70,900	4,492,933
Voya Financial, Inc.	26,600	1,314,040

		17,210,476

Insurance-Multi-line — 1.9%
Allstate Corp.	57,100	5,389,669
Chubb, Ltd.	80,000	10,179,200
Loews Corp.	52,600	1,915,166
MetLife, Inc.	162,900	6,165,765

		23,649,800

Insurance-Property/Casualty — 2.3%
Arch Capital Group, Ltd.†	72,000	2,214,000
Assurant, Inc.	10,600	1,139,182
First American Financial Corp.	18,400	938,584
Markel Corp.†	2,450	2,559,123
Old Republic International Corp.	37,600	604,232
Progressive Corp.	97,100	8,772,014
Travelers Cos., Inc.	94,000	10,755,480
WR Berkley Corp.	27,750	1,713,562

		28,696,177

309

SunAmerica Series Trust SA Legg Mason BW Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Insurance-Reinsurance — 0.1%
Everest Re Group, Ltd.	6,600	$1,444,014

Investment Management/Advisor Services — 2.3%
Ameriprise Financial, Inc.	24,700	3,794,661
BlackRock, Inc.	27,400	15,755,274
Eaton Vance Corp.	19,300	697,502
LPL Financial Holdings, Inc.	14,500	1,145,790
Raymond James Financial, Inc.	24,700	1,716,156
T. Rowe Price Group, Inc.	41,100	5,675,910

		28,785,293

Machine Tools & Related Products — 0.1%
Lincoln Electric Holdings, Inc.	9,600	867,744

Machinery-Construction & Mining — 1.1%
Caterpillar, Inc.	97,900	13,008,952
Oshkosh Corp.	11,600	913,152

		13,922,104

Machinery-Electrical — 0.0%
BWX Technologies, Inc.	8,600	468,872

Machinery-Farming — 0.8%
AGCO Corp.	13,300	872,879
Deere & Co.	56,000	9,873,360

		10,746,239

Machinery-Pumps — 0.2%
Dover Corp.	23,900	2,460,027

Medical Labs & Testing Services — 0.5%
Laboratory Corp. of America Holdings†	17,100	3,298,932
Quest Diagnostics, Inc.	24,000	3,049,680

		6,348,612

Medical Products — 0.1%
Henry Schein, Inc.†	26,200	1,800,726

Medical-Biomedical/Gene — 4.4%
Alexion Pharmaceuticals, Inc.†	36,800	3,771,632
Amgen, Inc.	105,400	25,788,218
Bio-Rad Laboratories, Inc., Class A†	4,300	2,257,027
Biogen, Inc.†	32,000	8,790,080
Gilead Sciences, Inc.	223,500	15,539,955

		56,146,912

Medical-Drugs — 6.9%
Jazz Pharmaceuticals PLC†	10,300	1,114,975
Johnson & Johnson	108,019	15,744,849
Merck & Co., Inc.	449,700	36,083,928
Pfizer, Inc.	915,962	35,246,218

		88,189,970

Medical-Generic Drugs — 0.1%
Perrigo Co. PLC	24,400	1,293,688

Medical-HMO — 3.1%
Anthem, Inc.	44,500	12,184,100
Molina Healthcare, Inc.†	9,900	1,828,530
UnitedHealth Group, Inc.	83,500	25,282,130

		39,294,760

Medical-Hospitals — 0.6%
HCA Healthcare, Inc.	59,800	7,573,072

Security Description	Shares	Value (Note 2)
Medical-Wholesale Drug Distribution — 0.9%
AmerisourceBergen Corp.	36,500	$3,656,935
Cardinal Health, Inc.	51,800	2,829,316
McKesson Corp.	32,000	4,805,120

		11,291,371

Metal-Copper — 0.2%
Freeport-McMoRan, Inc.	240,900	3,112,428

Networking Products — 2.6%
Cisco Systems, Inc.	703,700	33,144,270

Office Supplies & Forms — 0.1%
Avery Dennison Corp.	13,700	1,552,758

Oil Companies-Exploration & Production — 1.0%
Cabot Oil & Gas Corp.	66,100	1,236,070
Concho Resources, Inc.	32,500	1,707,550
ConocoPhillips	193,800	7,246,182
Pioneer Natural Resources Co.	25,800	2,500,536

		12,690,338

Oil Companies-Integrated — 2.2%
Chevron Corp.	330,100	27,708,594

Paper & Related Products — 0.2%
International Paper Co.	69,300	2,410,947

Pharmacy Services — 0.8%
Cigna Corp.	60,900	10,516,821

Pipelines — 0.6%
Kinder Morgan, Inc.	375,400	5,293,140
Williams Cos., Inc.	109,100	2,087,083

		7,380,223

Real Estate Management/Services — 0.2%
CBRE Group, Inc., Class A†	59,100	2,589,171

Recreational Vehicles — 0.1%
Brunswick Corp.	13,000	870,740

Rental Auto/Equipment — 0.3%
AMERCO	3,900	1,239,147
United Rentals, Inc.†	13,700	2,128,569

		3,367,716

Retail-Auto Parts — 0.7%
Advance Auto Parts, Inc.	11,500	1,726,610
AutoZone, Inc.†	4,300	5,191,906
Genuine Parts Co.	25,800	2,325,870

		9,244,386

Retail-Consumer Electronics — 0.4%
Best Buy Co., Inc.	46,100	4,591,099

Retail-Drug Store — 0.5%
Walgreens Boots Alliance, Inc.	156,600	6,375,186

Retail-Home Furnishings — 0.1%
Williams-Sonoma, Inc.	13,700	1,193,544

Savings & Loans/Thrifts — 0.1%
New York Community Bancorp, Inc.	81,000	852,930

Semiconductor Equipment — 1.3%
Applied Materials, Inc.	140,600	9,044,798
Lam Research Corp.	21,000	7,920,360

		16,965,158

Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc.	7,100	1,233,341

310

SunAmerica Series Trust SA Legg Mason BW Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Steel-Producers — 0.3%
Nucor Corp.	53,300	$2,235,935
Reliance Steel & Aluminum Co.	11,600	1,139,816
Steel Dynamics, Inc.	38,000	1,041,580

		4,417,331

Telecom Equipment-Fiber Optics — 0.3%
Corning, Inc.	125,500	3,890,500

Telecommunication Equipment — 0.1%
Juniper Networks, Inc.	58,300	1,479,654

Telephone-Integrated — 6.1%
AT&T, Inc.	1,190,100	35,203,158
Verizon Communications, Inc.	730,400	41,983,392

		77,186,550

Tobacco — 1.7%
Philip Morris International, Inc.	275,000	21,122,750

Tools-Hand Held — 0.1%
Snap-on, Inc.	9,900	1,444,113

Transport-Rail — 1.4%
CSX Corp.	137,500	9,809,250
Norfolk Southern Corp.	42,290	8,128,561

		17,937,811

Transport-Services — 1.4%
United Parcel Service, Inc., Class B	123,700	17,659,412

Transport-Truck — 0.2%
Knight-Swift Transportation Holdings, Inc.	30,500	1,326,445

Security Description	Shares	Value (Note 2)
Transport-Truck (continued)
XPO Logistics, Inc.†	15,100	$1,132,802

		2,459,247

Water Treatment Systems — 0.1%
Pentair PLC	27,800	1,191,230

Total Common Stocks (cost $1,163,076,619)		1,254,615,821

EXCHANGE-TRADED FUNDS — 0.9%
iShares Russell 1000 Value ETF (cost $11,680,026)	102,049	11,953,000

Total Long-Term Investment Securities (cost $1,174,756,645)		1,266,568,821

SHORT-TERM INVESTMENT SECURITIES — 0.5%
Registered Investment Companies — 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.09%(1) (cost $6,346,485)	6,346,485	6,346,485

TOTAL INVESTMENTS (cost $1,181,103,130)(2)	99.9%	1,272,915,306
Other assets less liabilities	0.1	889,469

NET ASSETS	100.0%	$1,273,804,775

†	Non-income producing security
(1)	The rate shown is the 7-day yield as of July 31, 2020.
(2)	See Note 3 for cost of investments on a tax basis.

ETF — Exchange-Traded Funds

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$1,254,615,821	$—	$—	$1,254,615,821
Exchange-Traded Funds	11,953,000	—	—	11,953,000
Short-Term Investment Securities	6,346,485	—	—	6,346,485

Total Investments at Value	$1,272,915,306	$—	$—	$1,272,915,306

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

311

SunAmerica Series Trust SA Legg Mason Tactical Opportunities Portfolio

PORTFOLIO PROFILE — July 31, 2020 — (unaudited)

Industry Allocation*

United States Treasury Notes	8.8%
Exchange-Traded Funds	5.5
Medical-Drugs	5.2
Diversified Banking Institutions	3.9
United States Treasury Bonds	2.7
Applications Software	2.5
Registered Investment Companies	2.4
Telephone-Integrated	2.4
Computers	2.2
Medical-HMO	2.0
Medical-Biomedical/Gene	1.9
Finance-Credit Card	1.9
Oil Companies-Integrated	1.8
E-Commerce/Products	1.7
Electronic Components-Semiconductors	1.6
Federal National Mtg. Assoc.	1.5
Electric-Integrated	1.5
Banks-Commercial	1.5
Insurance-Property/Casualty	1.4
Retail-Building Products	1.2
Transport-Rail	1.1
Beverages-Non-alcoholic	1.1
Aerospace/Defense	1.1
Real Estate Investment Trusts	1.1
Banks-Super Regional	1.0
Cable/Satellite TV	1.0
Transport-Services	1.0
Computer Services	1.0
Retail-Discount	1.0
Retail-Restaurants	1.0
Enterprise Software/Service	0.9
Food-Retail	0.9
Internet Content-Entertainment	0.9
Electronic Forms	0.9
Pipelines	0.9
Insurance-Multi-line	0.9
Food-Misc./Diversified	0.8
Insurance-Life/Health	0.8
Diversified Manufacturing Operations	0.7
Multimedia	0.7
Cellular Telecom	0.7
Commercial Services-Finance	0.7
Tobacco	0.6
Semiconductor Components-Integrated Circuits	0.6
Cosmetics & Toiletries	0.6
Pharmacy Services	0.6
Building-Residential/Commercial	0.6
Web Portals/ISP	0.6
Real Estate Operations & Development	0.6
Diagnostic Equipment	0.6
Networking Products	0.6
Oil Companies-Exploration & Production	0.6
Chemicals-Diversified	0.6
Food-Confectionery	0.5
Auto-Cars/Light Trucks	0.5
Brewery	0.5
Semiconductor Equipment	0.4
Insurance-Reinsurance	0.4
Telecom Services	0.4
Machinery-Farming	0.4
Non-Hazardous Waste Disposal	0.4

Investment Management/Advisor Services	0.4%
Instruments-Controls	0.4
Chemicals-Specialty	0.4
Finance-Other Services	0.4
Retail-Jewelry	0.4
Computer Software	0.4
Oil Refining & Marketing	0.3
Medical Instruments	0.3
Medical Products	0.3
Gold Mining	0.3
Import/Export	0.3
Distribution/Wholesale	0.3
Industrial Gases	0.3
Medical-Wholesale Drug Distribution	0.3
Building & Construction Products-Misc.	0.3
Building Products-Cement	0.3
Gas-Distribution	0.3
Machinery-Construction & Mining	0.3
Transport-Marine	0.3
Human Resources	0.3
Computers-Periphery Equipment	0.3
Data Processing/Management	0.2
Machinery-Electrical	0.2
Retail-Major Department Stores	0.2
Metal-Diversified	0.2
E-Commerce/Services	0.2
Soap & Cleaning Preparation	0.2
Real Estate Management/Services	0.2
Electronic Components-Misc.	0.2
Telecommunication Equipment	0.2
Building & Construction-Misc.	0.2
Drug Delivery Systems	0.2
Food-Baking	0.2
Coatings/Paint	0.2
Rubber-Tires	0.2
Office Automation & Equipment	0.2
Auto/Truck Parts & Equipment-Original	0.2
Wireless Equipment	0.2
Consumer Products-Misc.	0.2
Machinery-Material Handling	0.2
Steel-Producers	0.1
Machinery-General Industrial	0.1
Retail-Auto Parts	0.1
Retail-Convenience Store	0.1
Electric-Transmission	0.1
Agricultural Chemicals	0.1
Retail-Drug Store	0.1
Retail-Automobile	0.1
Apparel Manufacturers	0.1
Medical-Outpatient/Home Medical	0.1
Dialysis Centers	0.1
Rental Auto/Equipment	0.1
Building-Heavy Construction	0.1
Toys	0.1
Retail-Apparel/Shoe	0.1
Containers-Metal/Glass	0.1
Internet Security	0.1
Computer Data Security	0.1
Diagnostic Kits	0.1
Power Converter/Supply Equipment	0.1
Software Tools	0.1

312

SunAmerica Series Trust SA Legg Mason Tactical Opportunities Portfolio

PORTFOLIO PROFILE — July 31, 2020 — (unaudited) — (continued)

Industry Allocation* (continued)

Medical Labs & Testing Services	0.1%
Satellite Telecom	0.1
Entertainment Software	0.1
Electric Products-Misc.	0.1
Audio/Video Products	0.1
Airport Development/Maintenance	0.1
Food-Wholesale/Distribution	0.1
Retail-Perfume & Cosmetics	0.1
Food-Dairy Products	0.1
Financial Guarantee Insurance	0.1
Electric-Distribution	0.1
Auto-Heavy Duty Trucks	0.1
Containers-Paper/Plastic	0.1
Diversified Operations	0.1
Banks-Fiduciary	0.1
Engineering/R&D Services	0.1
Finance-Consumer Loans	0.1
Advertising Agencies	0.1
Medical-Hospitals	0.1
Casino Services	0.1
Paper & Related Products	0.1
Schools	0.1
Finance-Leasing Companies	0.1
Commercial Services	0.1
Food-Catering	0.1
Beverages-Wine/Spirits	0.1
Agricultural Operations	0.1
Computers-Integrated Systems	0.1

99.5%

*	Calculated as a percentage of net assets

313

SunAmerica Series Trust SA Legg Mason Tactical Opportunities Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 62.6%
Advanced Materials — 0.0%
Haynes International, Inc.	300	$5,508
Lydall, Inc.†	700	11,340

		16,848

Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc.	164	2,960
Omnicom Group, Inc.	598	32,131

		35,091

Aerospace/Defense — 0.7%
BAE Systems PLC	2,500	16,121
General Dynamics Corp.	144	21,131
Lockheed Martin Corp.	354	134,155
MTU Aero Engines AG†	100	17,393
Northrop Grumman Corp.	84	27,301
Raytheon Technologies Corp.	3,439	194,922

		411,023

Aerospace/Defense-Equipment — 0.0%
Astronics Corp.†	700	6,090
Safran SA†	125	13,285

		19,375

Agricultural Chemicals — 0.1%
China BlueChemical, Ltd.	38,000	5,597
Nutrien, Ltd.	1,670	54,385
Yara International ASA	300	12,616

		72,598

Agricultural Operations — 0.1%
Archer-Daniels-Midland Co.	278	11,907
Fresh Del Monte Produce, Inc.	240	5,419
Phibro Animal Health Corp., Class A	350	8,118

		25,444

Airlines — 0.0%
Hawaiian Holdings, Inc.	600	7,134
Japan Airlines Co., Ltd.	548	8,904
SkyWest, Inc.	200	5,262

		21,300

Airport Development/Maintenance — 0.1%
Grupo Aeroportuario del Pacifico SAB de CV, Class B	6,800	45,823

Apparel Manufacturers — 0.1%
Capri Holdings, Ltd.†	900	13,482
Deckers Outdoor Corp.†	100	20,925
Hanesbrands, Inc.	88	1,243
Hermes International	23	18,670
Lakeland Industries, Inc.†	400	9,464
Ralph Lauren Corp.	22	1,569

		65,353

Appliances — 0.0%
Whirlpool Corp.	30	4,894

Applications Software — 2.2%
CDK Global, Inc.	57	2,591
Five9, Inc.†	200	24,164
HubSpot, Inc.†	50	11,731
Microsoft Corp.	5,381	1,103,159
salesforce.com, Inc.†	984	191,732
TravelSky Technology, Ltd.	12,740	24,522

		1,357,899

Security Description	Shares	Value (Note 2)
Athletic Footwear — 0.0%
Puma SE†	211	$16,418

Auction Houses/Art Dealers — 0.0%
Ritchie Bros. Auctioneers, Inc.	200	9,247

Audio/Video Products — 0.1%
Sonos, Inc.†	400	6,400
Sony Corp.	394	30,553
Universal Electronics, Inc.†	200	9,214

		46,167

Auto-Cars/Light Trucks — 0.5%
Bayerische Motoren Werke AG	1,100	71,211
Ford Motor Co.	986	6,518
General Motors Co.	602	14,984
Honda Motor Co., Ltd.	2,489	60,472
Porsche Automobil Holding SE (Preference Shares)†	200	11,368
Subaru Corp.	2,200	41,967
Toyota Motor Corp.	300	17,872
Volkswagen AG (Preference Shares)†	550	81,391

		305,783

Auto-Heavy Duty Trucks — 0.1%
Cummins, Inc.	76	14,688
PACCAR, Inc.	172	14,634
REV Group, Inc.	1,600	10,400

		39,722

Auto-Truck Trailers — 0.0%
Wabash National Corp.	900	10,251

Auto/Truck Parts & Equipment-Original — 0.2%
Allison Transmission Holdings, Inc.	57	2,130
Aptiv PLC	471	36,620
BorgWarner, Inc.	102	3,733
Dana, Inc.	950	10,859
Lear Corp.	27	2,980
Magna International, Inc.	400	18,488
Meritor, Inc.†	500	11,375
Titan International, Inc.	3,800	5,662

		91,847

Auto/Truck Parts & Equipment-Replacement — 0.0%
Commercial Vehicle Group, Inc.†	3,600	8,424
Standard Motor Products, Inc.	200	9,096

		17,520

Banks-Commercial — 1.2%
Amalgamated Bank, Class A	600	6,930
Associated Banc-Corp	400	5,136
Banco Bilbao Vizcaya Argentaria SA	4,000	12,533
Bancorp, Inc.†	800	7,544
Bank of N.T. Butterfield & Son, Ltd.	300	7,809
Bankinter SA	7,545	39,258
BankUnited, Inc.	500	10,070
Banner Corp.	200	7,086
BAWAG Group AG†*	1,150	42,252
BOC Hong Kong Holdings, Ltd.	3,000	8,305
Byline Bancorp, Inc.	600	7,776
Cadence BanCorp	1,022	7,982
CaixaBank SA	4,000	8,642
Carter Bank & Trust	900	6,345
Central Pacific Financial Corp.	500	7,780
Citizens Financial Group, Inc.	215	5,334
Commerce Bancshares, Inc.	57	3,264

314

SunAmerica Series Trust SA Legg Mason Tactical Opportunities Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Banks-Commercial (continued)
Commonwealth Bank of Australia	46	$2,338
Cullen/Frost Bankers, Inc.	29	2,090
Customers Bancorp, Inc.†	600	7,110
Danske Bank A/S†	5,100	82,619
DNB ASA†	2,865	44,041
East West Bancorp, Inc.	65	2,253
Equity Bancshares, Inc., Class A†	300	4,242
Financial Institutions, Inc.	471	6,957
First BanCorp/Puerto Rico	1,455	7,915
First Financial Corp.	176	5,884
Flagstar Bancorp, Inc.	300	9,414
Great Western Bancorp, Inc.	400	5,200
Grupo Financiero Banorte SAB de CV, Class O†	1,100	3,940
Hang Seng Bank, Ltd.	4,000	62,994
Hanmi Financial Corp.	800	7,384
Heartland Financial USA, Inc.	300	9,372
Heritage Commerce Corp.	1,000	6,780
HomeStreet, Inc.	400	10,576
Hope Bancorp, Inc.	900	7,587
Independent Bank Corp.	300	4,189
ING Groep NV†	2,500	17,333
KBC Group NV	360	20,633
Mercantile Bank Corp.	300	6,387
Midland States Bancorp, Inc.	449	6,326
MidWestOne Financial Group, Inc.	400	7,232
OFG Bancorp	600	7,848
Old Second Bancorp, Inc.	900	7,488
Peapack-Gladstone Financial Corp.	310	5,047
Peoples Bancorp, Inc.	398	7,988
Republic Bancorp, Inc., Class A	198	5,984
Resona Holdings, Inc.	3,600	11,809
Seven Bank, Ltd.	4,000	9,763
Signature Bank	24	2,461
Skandinaviska Enskilda Banken AB, Class A†	1,583	15,343
Standard Chartered PLC	11,346	57,672
SVB Financial Group†	27	6,055
Swedbank AB, Class A†	1,094	17,773
Toronto-Dominion Bank	200	8,850
Umpqua Holdings Corp.	400	4,340
Zions Bancorp NA	86	2,792

		716,055

Banks-Fiduciary — 0.1%
Bank of New York Mellon Corp.	458	16,419
Northern Trust Corp.	105	8,227
State Street Corp.	180	11,482

		36,128

Banks-Super Regional — 0.2%
Fifth Third Bancorp	329	6,534
KeyCorp	490	5,885
PNC Financial Services Group, Inc.	218	23,254
US Bancorp	1,241	45,718
Wells Fargo & Co.	1,725	41,849

		123,240

Beverages-Non-alcoholic — 0.7%
Coca-Cola Co.	2,646	124,997
Coca-Cola Femsa SAB de CV, ADR	550	22,764
Fevertree Drinks PLC	200	5,763
Monster Beverage Corp.†	710	55,721

Security Description	Shares	Value (Note 2)
Beverages-Non-alcoholic (continued)
PepsiCo, Inc.	1,033	$142,203
Suntory Beverage & Food, Ltd.	2,400	90,721

		442,169

Beverages-Wine/Spirits — 0.1%
Diageo PLC	700	25,651

Brewery — 0.2%
Anheuser-Busch InBev SA NV ADR	584	31,787
Asahi Group Holdings, Ltd.	1,500	49,238
Boston Beer Co., Inc., Class A†	25	20,261
Kirin Holdings Co., Ltd.	600	11,606
Royal Unibrew A/S†	125	12,684

		125,576

Broadcast Services/Program — 0.0%
Discovery, Inc., Class A†	70	1,477
Fox Corp., Class A	159	4,097

		5,574

Building & Construction Products-Misc. — 0.3%
Armstrong Flooring, Inc.†	3,200	9,504
Builders FirstSource, Inc.†	639	15,138
Caesarstone, Ltd.	400	4,588
Cie de Saint-Gobain†	600	22,178
Fortune Brands Home & Security, Inc.	69	5,278
Geberit AG	30	16,583
James Hardie Industries PLC CDI	1,000	20,673
Louisiana-Pacific Corp.	400	12,668
Owens Corning	55	3,326
Patrick Industries, Inc.	200	12,790
Wienerberger AG†	1,780	40,724

		163,450

Building & Construction-Misc. — 0.2%
Eiffage SA†	59	5,172
Ferrovial SA	500	12,276
Frontdoor, Inc.†	200	8,399
Obayashi Corp.	9,700	86,755
Taisei Corp.	500	17,241

		129,843

Building Products-Air & Heating — 0.0%
Johnson Controls International PLC	356	13,699

Building Products-Cement — 0.3%
Anhui Conch Cement Co., Ltd.	1,800	13,614
HeidelbergCement AG	200	11,175
LafargeHolcim, Ltd.	1,570	74,349
Taiheiyo Cement Corp.	500	10,908
US Concrete, Inc.†	300	7,446
Vulcan Materials Co.	366	42,976

		160,468

Building Products-Doors & Windows — 0.0%
Apogee Enterprises, Inc.	300	6,477
Masonite International Corp.†	200	16,870

		23,347

Building Products-Wood — 0.0%
Masco Corp.	140	8,002

Building-Heavy Construction — 0.1%
Aegion Corp.†	200	3,084
China Railway Group, Ltd.	11,000	5,570
Dycom Industries, Inc.†	175	7,495

315

SunAmerica Series Trust SA Legg Mason Tactical Opportunities Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Building-Heavy Construction (continued)
Granite Construction, Inc.	500	$8,480
Great Lakes Dredge & Dock Corp.†	800	6,688
Orion Group Holdings, Inc.†	4,337	12,490
Primoris Services Corp.	387	6,204
Sterling Construction Co., Inc.†	500	5,150
Tutor Perini Corp.†	500	5,885

		61,046

Building-Mobile Home/Manufactured Housing — 0.0%
LCI Industries	75	9,435
Winnebago Industries, Inc.	100	5,957

		15,392

Building-Residential/Commercial — 0.6%
Beazer Homes USA, Inc.†	1,000	11,190
Bellway PLC	1,146	38,381
Berkeley Group Holdings PLC	200	11,722
D.R. Horton, Inc.	183	12,107
Daiwa House Industry Co., Ltd.	600	13,340
Forestar Group, Inc.†	500	8,655
KB Home	469	15,777
Lennar Corp., Class A	139	10,057
M/I Homes, Inc.†	200	8,326
MDC Holdings, Inc.	337	15,108
Meritage Homes Corp.†	200	19,836
PulteGroup, Inc.	125	5,450
Sekisui Chemical Co., Ltd.	1,000	13,664
Sekisui House, Ltd.	6,400	117,059
Taylor Morrison Home Corp.†	800	18,760
Toll Brothers, Inc.	258	9,855
Vistry Group PLC	4,220	34,151

		363,438

Cable/Satellite TV — 0.7%
Comcast Corp., Class A	9,939	425,389
Telenet Group Holding NV	300	11,691

		437,080

Casino Services — 0.1%
Aristocrat Leisure, Ltd.	500	9,343
Sankyo Co., Ltd.	400	9,991
Sega Sammy Holdings, Inc.	1,000	11,262

		30,596

Cellular Telecom — 0.7%
China Unicom Hong Kong, Ltd.	10,000	5,581
NTT DOCOMO, Inc.	4,700	129,304
Softbank Corp.	7,800	104,543
T-Mobile US, Inc.†	817	87,729
Turkcell Iletisim Hizmetleri AS ADR	2,000	10,580
United States Cellular Corp.†	200	5,934
Vodafone Group PLC	33,620	51,065

		394,736

Chemicals-Diversified — 0.6%
BASF SE	1,330	73,651
Celanese Corp.	61	5,929
Eastman Chemical Co.	68	5,075
FMC Corp.	64	6,787
Huntsman Corp.	90	1,665
LANXESS AG†	200	10,351
LyondellBasell Industries NV, Class A	720	45,014
Mitsubishi Gas Chemical Co., Inc.	1,000	15,916

Security Description	Shares	Value (Note 2)
Chemicals-Diversified (continued)
Nitto Denko Corp.	300	$17,017
PPG Industries, Inc.	1,484	159,752
Westlake Chemical Corp.	100	5,450

		346,607

Chemicals-Fibers — 0.0%
Rayonier Advanced Materials, Inc.†	1,800	5,238

Chemicals-Specialty — 0.4%
Albemarle Corp.	54	4,453
Brenntag AG	960	59,124
Daicel Corp.	300	2,007
Ecolab, Inc.	793	148,355
Toray Industries, Inc.	2,400	10,416

		224,355

Coal — 0.0%
SunCoke Energy, Inc.	2,260	7,209
Warrior Met Coal, Inc.	700	11,144

		18,353

Coatings/Paint — 0.2%
Akzo Nobel NV	271	25,605
Sherwin-Williams Co.	120	77,751

		103,356

Commercial Services — 0.1%
HMS Holdings Corp.†	180	5,850
LiveRamp Holdings, Inc.†	200	9,114
Quanta Services, Inc.	72	2,878
WW International, Inc.†	450	11,601

		29,443

Commercial Services-Finance — 0.4%
Adyen NV†*	15	25,042
Automatic Data Processing, Inc.	893	118,689
Cardtronics PLC, Class A†	200	4,466
IHS Markit, Ltd.	767	61,920

		210,117

Computer Data Security — 0.1%
Check Point Software Technologies, Ltd.†	127	15,920
Qualys, Inc.†	100	12,348
Rapid7, Inc.†	202	12,033
SecureWorks Corp., Class A†	500	5,980
Tenable Holdings, Inc.†	300	10,179

		56,460

Computer Services — 1.0%
Amdocs, Ltd.	1,500	93,150
Atos SE†	957	82,086
Capgemini SE	564	73,134
Cognizant Technology Solutions Corp., Class A	1,108	75,699
ExlService Holdings, Inc.†	200	12,812
International Business Machines Corp.	1,890	232,357
Leidos Holdings, Inc.	36	3,426
MAXIMUS, Inc.	150	11,131
Nomura Research Institute, Ltd.	600	15,868

		599,663

Computer Software — 0.4%
Akamai Technologies, Inc.†	674	75,784
Box, Inc., Class A†	187	3,357
Cornerstone OnDemand, Inc.†	200	7,102

316

SunAmerica Series Trust SA Legg Mason Tactical Opportunities Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Computer Software (continued)
Nutanix, Inc., Class A†	947	$21,014
Simulations Plus, Inc.	200	14,080
Splunk, Inc.†	369	77,424
Xperi Holding Corp.	600	11,064

		209,825

Computers — 1.8%
Apple, Inc.	2,394	1,017,546
HP, Inc.	2,981	52,406

		1,069,952

Computers-Integrated Systems — 0.1%
NetScout Systems, Inc.†	375	9,547
Otsuka Corp.	300	15,620

		25,167

Computers-Memory Devices — 0.0%
NetApp, Inc.	103	4,563

Computers-Periphery Equipment — 0.3%
Lite-On Technology Corp.	70,000	118,199
Logitech International SA	434	31,627

		149,826

Consulting Services — 0.0%
Bureau Veritas SA†	400	8,770
CRA International, Inc.	100	4,177
Huron Consulting Group, Inc.†	200	9,544

		22,491

Consumer Products-Misc. — 0.2%
Kimberly-Clark Corp.	477	72,523
Quanex Building Products Corp.	700	9,835
Spectrum Brands Holdings, Inc.	100	5,416

		87,774

Containers-Metal/Glass — 0.1%
Ball Corp.	740	54,486
Crown Holdings, Inc.†	68	4,868

		59,354

Containers-Paper/Plastic — 0.1%
Greatview Aseptic Packaging Co., Ltd.	79,535	30,204
Packaging Corp. of America	47	4,517
Sealed Air Corp.	72	2,569
Sonoco Products Co.	34	1,759

		39,049

Cosmetics & Toiletries — 0.6%
Amorepacific Corp.	248	34,639
Edgewell Personal Care Co.†	300	8,967
Essity AB, Class B†	400	13,175
L’Oreal SA	100	33,492
Procter & Gamble Co.	1,813	237,720
Unilever NV	1,000	59,192

		387,185

Data Processing/Management — 0.2%
CommVault Systems, Inc.†	210	9,257
Fidelity National Information Services, Inc.	923	135,044

		144,301

Diagnostic Equipment — 0.6%
GenMark Diagnostics, Inc.†	900	16,074

Security Description	Shares	Value (Note 2)
Diagnostic Equipment (continued)
Oxford Immunotec Global PLC†	800	$10,464
Repligen Corp.†	60	9,055
Thermo Fisher Scientific, Inc.	758	313,774

		349,367

Diagnostic Kits — 0.1%
DiaSorin SpA	80	15,706
Meridian Bioscience, Inc.†	375	9,184
Natera, Inc.†	239	11,477
Quidel Corp.†	70	19,773

		56,140

Dialysis Centers — 0.1%
DaVita, Inc.†	69	6,030
Fresenius Medical Care AG & Co. KGaA†	670	59,029

		65,059

Distribution/Wholesale — 0.3%
Bunzl PLC	600	17,317
Ferguson PLC	200	17,887
HD Supply Holdings, Inc.†	68	2,387
Inchcape PLC	2,109	11,903
LKQ Corp.†	152	4,285
ScanSource, Inc.†	300	6,885
Systemax, Inc.	300	6,723
Titan Machinery, Inc.†	700	7,605
Triton International, Ltd.	282	8,875
Veritiv Corp.†	840	12,860
WESCO International, Inc.†	100	3,887
WW Grainger, Inc.	203	69,331

		169,945

Diversified Banking Institutions — 2.0%
Banco Santander SA†	18,403	39,526
Bank of America Corp.	8,584	213,570
Bank of Nova Scotia	2,400	98,566
Barclays PLC	58,520	77,723
BNP Paribas SA†	2,560	103,864
Citigroup, Inc.	1,085	54,261
Goldman Sachs Group, Inc.	176	34,841
HSBC Holdings PLC	2,500	11,369
JPMorgan Chase & Co.	4,849	468,607
Lloyds Banking Group PLC	27,990	9,707
Mizuho Financial Group, Inc.	4,900	5,957
Morgan Stanley	804	39,299
Sumitomo Mitsui Financial Group, Inc.	600	16,041
UniCredit SpA†	7,501	68,885

		1,242,216

Diversified Manufacturing Operations — 0.3%
3M Co.	621	93,442
Carlisle Cos., Inc.	26	3,096
Eaton Corp. PLC	205	19,092
EnPro Industries, Inc.	200	9,546
Fabrinet†	150	10,894
IMI PLC	800	10,958
ITT, Inc.	39	2,251
Parker-Hannifin Corp.	64	11,451
Siemens AG	100	12,814
Trelleborg AB, Class B†	1,424	22,094

		195,638

Diversified Minerals — 0.0%
BHP Group, Ltd.	600	15,902

317

SunAmerica Series Trust SA Legg Mason Tactical Opportunities Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Diversified Operations — 0.1%
CK Hutchison Holdings, Ltd.	1,500	$9,795
Jardine Matheson Holdings, Ltd.	590	24,031
Swire Pacific, Ltd., Class A	1,000	4,899

		38,725

Drug Delivery Systems — 0.2%
Antares Pharma, Inc.†	2,700	7,047
Becton Dickinson and Co.	361	101,564

		108,611

E-Commerce/Products — 1.4%
Alibaba Group Holding, Ltd. ADR†	287	72,043
Amazon.com, Inc.†	236	746,864
eBay, Inc.	404	22,333
Vipshop Holdings, Ltd. ADR†	1,200	27,324

		868,564

E-Commerce/Services — 0.2%
Auto Trader Group PLC*	2,200	15,528
Booking Holdings, Inc.†	26	43,216
Cargurus, Inc.†	300	8,667
EverQuote, Inc., Class A†	200	10,890
Rightmove PLC	1,610	11,708
Uber Technologies, Inc.†	1,522	46,056

		136,065

E-Marketing/Info — 0.0%
Cardlytics, Inc.†	100	6,642
Magnite, Inc.†	973	5,843

		12,485

Electric Products-Misc. — 0.1%
Brother Industries, Ltd.	600	9,353
Emerson Electric Co.	285	17,673
Legrand SA	250	19,366

		46,392

Electric-Distribution — 0.1%
Sempra Energy	288	35,844
Unitil Corp.	100	4,315

		40,159

Electric-Generation — 0.0%
Electric Power Development Co., Ltd.	500	6,816
Uniper SE	350	12,138

		18,954

Electric-Integrated — 1.5%
AES Corp.	307	4,676
AGL Energy, Ltd.	1,200	14,243
ALLETE, Inc.	200	11,860
American Electric Power Co., Inc.	283	24,587
Atco, Ltd., Class I	1,500	46,676
Avista Corp.	350	12,995
Canadian Utilities, Ltd., Class A	2,900	74,392
Chubu Electric Power Co., Inc.	800	9,496
Dominion Energy, Inc.	1,250	101,287
Duke Energy Corp.	769	65,165
EDP—Energias de Portugal SA	19,900	100,779
Endesa SA	608	17,288
Enel SpA	1,479	13,538
Evergy, Inc.	113	7,326
Fortum Oyj	743	15,144

Security Description	Shares	Value (Note 2)
Electric-Integrated (continued)
IDACORP, Inc.	175	$16,319
Kansai Electric Power Co., Inc.	4,200	39,999
NextEra Energy, Inc.	97	27,228
NorthWestern Corp.	180	10,127
OGE Energy Corp.	93	3,060
Otter Tail Corp.	200	7,650
Pinnacle West Capital Corp.	1,283	106,592
PNM Resources, Inc.	250	10,557
Portland General Electric Co.	1,619	71,446
Public Service Enterprise Group, Inc.	376	21,033
Southern Co.	1,516	82,789
Tohoku Electric Power Co., Inc.	800	7,550

		923,802

Electric-Transmission — 0.1%
Red Electrica Corp. SA	3,802	74,204

Electronic Components-Misc. — 0.2%
Applied Optoelectronics, Inc.†	800	11,368
Benchmark Electronics, Inc.	550	11,198
Gentex Corp.	118	3,185
Hubbell, Inc.	28	3,779
Jabil, Inc.	70	2,440
Nippon Electric Glass Co., Ltd.	500	8,209
Plexus Corp.†	171	12,704
Sanmina Corp.†	500	14,840
Sensata Technologies Holding PLC†	1,395	52,982
Vishay Intertechnology, Inc.	700	10,983

		131,688

Electronic Components-Semiconductors — 1.3%
Amkor Technology, Inc.†	880	11,964
ams AG†	200	3,352
Broadcom, Inc.	498	157,741
Dialog Semiconductor PLC†	361	16,574
Diodes, Inc.†	203	10,444
Infineon Technologies AG	2,180	54,486
Intel Corp.	4,954	236,454
Magnachip Semiconductor Corp.†	500	5,690
Micron Technology, Inc.†	541	27,080
NVIDIA Corp.	205	87,041
ON Semiconductor Corp.†	202	4,161
Photronics, Inc.†	1,000	11,880
Qorvo, Inc.†	57	7,305
Synaptics, Inc.†	100	8,002
Texas Instruments, Inc.	1,286	164,029

		806,203

Electronic Forms — 0.6%
Adobe, Inc.†	836	371,452

Electronic Measurement Instruments — 0.0%
Sartorius AG (Preference Shares)	55	21,104

Electronic Parts Distribution — 0.0%
Arrow Electronics, Inc.†	41	2,936

Electronic Security Devices — 0.0%
Alarm.com Holdings, Inc.†	200	14,008

Engineering/R&D Services — 0.1%
COMSYS Holdings Corp.	400	11,743
Exponent, Inc.	200	16,812
Fluor Corp.	700	7,133

		35,688

318

SunAmerica Series Trust SA Legg Mason Tactical Opportunities Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Engines-Internal Combustion — 0.0%
Briggs & Stratton Corp.	3,900	$858

Enterprise Software/Service — 0.7%
Atlassian Corp. PLC, Class A†	125	22,081
Blackline, Inc.†	200	17,782
Manhattan Associates, Inc.†	100	9,579
MobileIron, Inc.†	908	5,657
New Relic, Inc.†	74	5,248
Open Text Corp. (NASDAQ)	2,000	90,060
Open Text Corp. (TSX)	300	13,503
Oracle Corp.	3,194	177,107
Progress Software Corp.	300	10,458
SailPoint Technologies Holding, Inc.†	250	7,875
SAP SE	200	31,638
SPS Commerce, Inc.†	200	15,034
Workiva, Inc.†	250	13,975

		419,997

Entertainment Software — 0.1%
Electronic Arts, Inc.†	145	20,535
Glu Mobile, Inc.†	1,400	13,216
NetEase, Inc. ADR	30	13,753

		47,504

Finance-Auto Loans — 0.0%
Credit Acceptance Corp.†	10	4,679

Finance-Commercial — 0.0%
On Deck Capital, Inc.†	2,400	3,504

Finance-Consumer Loans — 0.1%
Encore Capital Group, Inc.†	200	7,306
Enova International, Inc.†	581	9,349
EZCORP, Inc., Class A†	1,000	5,720
Navient Corp.	750	5,970
Regional Management Corp.†	459	6,972

		35,317

Finance-Credit Card — 0.9%
American Express Co.	899	83,895
Capital One Financial Corp.	232	14,802
Visa, Inc., Class A	2,176	414,310
Western Union Co.	197	4,783

		517,790

Finance-Investment Banker/Broker — 0.0%
Amerant Bancorp, Inc.†	400	5,340
Charles Schwab Corp.	516	17,106
Jefferies Financial Group, Inc.	146	2,365

		24,811

Finance-Leasing Companies — 0.1%
AerCap Holdings NV†	200	5,386
Far East Horizon, Ltd.	29,730	24,495

		29,881

Finance-Other Services — 0.4%
BGC Partners, Inc., Class A	3,100	8,587
CME Group, Inc.	416	69,131
Deutsche Boerse AG	120	21,939
IG Group Holdings PLC	12,508	120,534
SEI Investments Co.	70	3,663

		223,854

Security Description	Shares	Value (Note 2)
Financial Guarantee Insurance — 0.1%
Assured Guaranty, Ltd.	300	$6,549
MBIA, Inc.†	700	5,607
MGIC Investment Corp.	850	7,030
NMI Holdings, Inc., Class A†	600	9,312
Radian Group, Inc.	800	11,936

		40,434

Food-Baking — 0.2%
Flowers Foods, Inc.	4,700	106,925

Food-Catering — 0.1%
Compass Group PLC	1,913	26,453

Food-Confectionery — 0.5%
Hershey Co.	801	116,473
J.M. Smucker Co.	974	106,507
Mondelez International, Inc., Class A	1,524	84,567

		307,547

Food-Dairy Products — 0.1%
a2 Milk Co., Ltd.†	1,829	25,299
Yakult Honsha Co., Ltd.	300	17,048

		42,347

Food-Meat Products — 0.0%
Tyson Foods, Inc., Class A	146	8,972
WH Group, Ltd.*	12,000	10,682

		19,654

Food-Misc./Diversified — 0.8%
Calbee, Inc.	300	9,530
Campbell Soup Co.	1,185	58,740
Conagra Brands, Inc.	242	9,063
General Mills, Inc.	1,300	82,251
George Weston, Ltd.	1,000	75,531
Ingredion, Inc.	33	2,855
John B. Sanfilippo & Son, Inc.	100	8,817
Kellogg Co.	1,319	90,998
Kraft Heinz Co.	569	19,562
Nestle SA	900	106,628
Tate & Lyle PLC	5,269	44,957

		508,932

Food-Retail — 0.9%
Empire Co., Ltd., Class A	5,300	136,155
HelloFresh SE†	300	16,331
ICA Gruppen AB	1,400	68,704
Jardine Strategic Holdings, Ltd.	400	8,070
Kesko Oyj, Class B	2,800	59,855
Koninklijke Ahold Delhaize NV	5,050	145,570
Kroger Co.	3,400	118,286
Seven & i Holdings Co., Ltd.	400	12,187
Sprouts Farmers Market, Inc.†	300	7,914

		573,072

Food-Wholesale/Distribution — 0.1%
SpartanNash Co.	700	14,717
Sysco Corp.	163	8,615
United Natural Foods, Inc.†	1,100	21,835

		45,167

Footwear & Related Apparel — 0.0%
Crocs, Inc.†	300	10,782
Skechers U.S.A., Inc., Class A†	65	1,903

		12,685

319

SunAmerica Series Trust SA Legg Mason Tactical Opportunities Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Gambling (Non-Hotel) — 0.0%
Evolution Gaming Group AB*	300	$20,433

Gas-Distribution — 0.3%
Chesapeake Utilities Corp.	100	8,449
Enagas SA	4,523	114,252
New Jersey Resources Corp.	160	4,970
ONE Gas, Inc.	125	9,462
Southwest Gas Holdings, Inc.	200	13,928
Spire, Inc.	150	9,249

		160,310

Gas-Transportation — 0.0%
Snam SpA	2,238	11,919

Gold Mining — 0.3%
B2Gold Corp.	1,600	11,085
Evolution Mining, Ltd.	4,000	16,894
Newcrest Mining, Ltd.	3,010	76,245
Novagold Resources, Inc.†	6,840	62,555
Yamana Gold, Inc.	2,500	16,238

		183,017

Home Furnishings — 0.0%
Howden Joinery Group PLC	2,298	14,821

Hotels/Motels — 0.0%
Fosun International, Ltd.	7,500	8,498
Hyatt Hotels Corp., Class A	15	720
Marcus Corp.	300	4,143

		13,361

Human Resources — 0.3%
Adecco Group AG	1,330	63,233
Barrett Business Services, Inc.	122	6,427
Cross Country Healthcare, Inc.†	1,000	6,485
Heidrick & Struggles International, Inc.	350	7,081
Insperity, Inc.	150	10,029
Kforce, Inc.	310	8,940
ManpowerGroup, Inc.	27	1,857
Paylocity Holding Corp.†	100	13,320
Randstad NV	350	16,871
Robert Half International, Inc.	54	2,747
TriNet Group, Inc.†	200	13,200

		150,190

Import/Export — 0.3%
ITOCHU Corp.	5,400	118,289
Marubeni Corp.	1,700	7,874
Mitsubishi Corp.	700	14,132
Mitsui & Co., Ltd.	1,300	19,508
Sumitomo Corp.	1,100	12,271
Toyota Tsusho Corp.	300	7,573

		179,647

Independent Power Producers — 0.0%
NRG Energy, Inc.	124	4,192
Vistra Corp.	239	4,460

		8,652

Industrial Automated/Robotic — 0.0%
Ichor Holdings, Ltd.†	250	8,205

Industrial Gases — 0.3%
Air Products & Chemicals, Inc.	590	169,112

Security Description	Shares	Value (Note 2)
Instruments-Controls — 0.4%
Honeywell International, Inc.	1,463	$218,528
Rotork PLC	2,500	9,212

		227,740

Insurance Brokers — 0.0%
eHealth, Inc.†	100	6,914

Insurance-Life/Health — 0.5%
Aflac, Inc.	363	12,912
AIA Group, Ltd.	1,000	8,961
American Equity Investment Life Holding Co.	400	10,180
Aviva PLC	3,902	13,584
AXA SA	2,760	55,239
Baloise Holding AG	43	6,561
Equitable Holdings, Inc.	232	4,747
Globe Life, Inc.	114	9,074
Great-West Lifeco, Inc.	600	10,607
iA Financial Corp., Inc.	300	10,533
Japan Post Holdings Co., Ltd.	2,000	13,661
Japan Post Insurance Co., Ltd.	700	9,316
Legal & General Group PLC	6,000	16,977
Manulife Financial Corp.	800	10,721
NN Group NV	678	24,931
Primerica, Inc.	18	2,154
Principal Financial Group, Inc.	69	2,928
Prudential Financial, Inc.	199	12,611
Prudential PLC	1,300	19,000
T&D Holdings, Inc.	2,200	18,171
Voya Financial, Inc.	75	3,705

		276,573

Insurance-Multi-line — 0.6%
Aegon NV	3,088	9,123
Ageas	300	11,230
Allianz SE	150	31,287
Allstate Corp.	160	15,102
ASR Nederland NV	367	11,896
Chubb, Ltd.	224	28,502
Direct Line Insurance Group PLC	29,933	116,706
Hartford Financial Services Group, Inc.	820	34,702
Loews Corp.	148	5,389
MetLife, Inc.	457	17,297
Talanx AG	1,315	47,990
Zurich Insurance Group AG	22	8,133

		337,357

Insurance-Property/Casualty — 1.1%
Arch Capital Group, Ltd.†	202	6,211
Assurant, Inc.	450	48,361
Berkshire Hathaway, Inc., Class B†	1,266	247,857
Employers Holdings, Inc.	200	6,504
Fidelity National Financial, Inc.	1,509	48,831
First American Financial Corp.	861	43,920
Hallmark Financial Services, Inc.†	400	1,136
HCI Group, Inc.	300	13,386
Markel Corp.†	7	7,312
Old Republic International Corp.	102	1,639
Progressive Corp.	272	24,572
Safety Insurance Group, Inc.	100	7,567
Samsung Fire & Marine Insurance Co., Ltd.	185	26,488
Stewart Information Services Corp.	200	8,390
Travelers Cos., Inc.	1,487	170,143
Universal Insurance Holdings, Inc.	250	4,378

320

SunAmerica Series Trust SA Legg Mason Tactical Opportunities Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Insurance-Property/Casualty (continued)
WR Berkley Corp.	78	$4,817

		671,512

Insurance-Reinsurance — 0.4%
Axis Capital Holdings, Ltd.	1,101	44,172
Essent Group, Ltd.	356	12,756
Everest Re Group, Ltd.	385	84,234
Hannover Rueck SE	48	8,126
Muenchener Rueckversicherungs-Gesellschaft AG	80	21,270
SCOR SE†	722	18,629
Swiss Re AG	815	64,372
Third Point Reinsurance, Ltd.†	800	6,232

		259,791

Internet Application Software — 0.0%
Perion Network, Ltd.†	600	3,570

Internet Connectivity Services — 0.0%
Cogent Communications Holdings, Inc.	200	18,022

Internet Content-Entertainment — 0.9%
Facebook, Inc., Class A†	1,938	491,612
Pinterest, Inc., Class A†	1,810	62,065

		553,677

Internet Content-Information/News — 0.0%
HealthStream, Inc.†	300	6,587
Yelp, Inc.†	350	8,743

		15,330

Internet Security — 0.1%
Palo Alto Networks, Inc.†	228	58,350

Investment Management/Advisor Services — 0.4%
Affiliated Managers Group, Inc.	100	6,879
Ameriprise Financial, Inc.	69	10,600
Artisan Partners Asset Management, Inc., Class A	300	10,869
BlackRock, Inc.	77	44,276
Boston Private Financial Holdings, Inc.	1,200	7,062
BrightSphere Investment Group, Inc.	769	10,335
CI Financial Corp.	600	8,247
Eaton Vance Corp.	52	1,879
Federated Hermes, Inc.	500	13,180
Julius Baer Group, Ltd.	1,972	86,890
LPL Financial Holdings, Inc.	41	3,240
Quilter PLC*	5,000	9,621
Raymond James Financial, Inc.	69	4,794
T. Rowe Price Group, Inc.	115	15,882

		233,754

Lighting Products & Systems — 0.0%
Signify NV†*	579	17,296

Machine Tools & Related Products — 0.0%
Amada Holdings Co., Ltd.	1,000	6,779
Lincoln Electric Holdings, Inc.	26	2,350

		9,129

Machinery-Construction & Mining — 0.3%
Caterpillar, Inc.	275	36,542
Hyster-Yale Materials Handling, Inc.	150	5,596
Komatsu, Ltd.	2,853	56,285
Manitowoc Co, Inc.†	800	8,528

Security Description	Shares	Value (Note 2)
Machinery-Construction & Mining (continued)
Oshkosh Corp.	33	$2,598
Outotec Oyj	5,300	34,599
Sandvik AB†	324	6,039
Terex Corp.	300	5,655

		155,842

Machinery-Electrical — 0.2%
BWX Technologies, Inc.	24	1,309
Hitachi, Ltd.	2,634	78,189
Mitsubishi Heavy Industries, Ltd.	2,700	63,026

		142,524

Machinery-Farming — 0.1%
AGCO Corp.	36	2,363
CNH Industrial NV†	6,500	44,135
Deere & Co.	157	27,680

		74,178

Machinery-General Industrial — 0.1%
ANDRITZ AG	400	13,465
Atlas Copco AB, Class A	400	17,723
GEA Group AG	350	12,604
Intevac, Inc.†	1,352	8,004
Otis Worldwide Corp.	482	30,241

		82,037

Machinery-Material Handling — 0.2%
KION Group AG	1,140	87,771

Machinery-Pumps — 0.0%
Dover Corp.	67	6,896
NN, Inc.	2,600	13,676

		20,572

Medical Imaging Systems — 0.0%
Lantheus Holdings, Inc.†	354	4,772

Medical Information Systems — 0.0%
Ontrak, Inc.†	300	11,478

Medical Instruments — 0.3%
Alcon, Inc.†	570	34,189
Apyx Medical Corp.†	900	4,041
Bruker Corp.	100	4,462
Getinge AB, Class B	500	11,991
Medtronic PLC	1,310	126,389
Silk Road Medical, Inc.†	100	4,646

		185,718

Medical Labs & Testing Services — 0.1%
Fulgent Genetics, Inc.†	300	7,905
ICON PLC†	60	11,127
Laboratory Corp. of America Holdings†	48	9,260
Medpace Holdings, Inc.†	100	11,935
Quest Diagnostics, Inc.	67	8,514

		48,741

Medical Laser Systems — 0.0%
Cutera, Inc.†	500	7,115

Medical Products — 0.3%
Cardiovascular Systems, Inc.†	175	5,334
Globus Medical, Inc., Class A†	200	9,636
Haemonetics Corp.†	110	9,642
Henry Schein, Inc.†	74	5,086
Inogen, Inc.†	60	1,842
Integer Holdings Corp.†	100	6,577

321

SunAmerica Series Trust SA Legg Mason Tactical Opportunities Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical Products (continued)
iRadimed Corp.†	300	$6,684
iRhythm Technologies, Inc.†	100	12,448
Koninklijke Philips NV†	377	19,585
LivaNova PLC†	50	2,327
Luminex Corp.	252	9,173
Masimo Corp.†	53	11,666
Nevro Corp.†	100	13,296
Novocure, Ltd.†	260	19,705
Repro-Med Systems, Inc.†	800	8,344
Sartorius Stedim Biotech	65	20,237
Smith & Nephew PLC	600	11,979
Zynex, Inc.†	600	11,472

		185,033

Medical-Biomedical/Gene — 1.6%
ACADIA Pharmaceuticals, Inc.†	300	12,471
Achillion Pharmaceuticals, Inc. CVR(1)†	1,296	0
Aduro Biotech, Inc.†	2,300	6,486
Affimed NV†	3,800	13,414
Agenus, Inc.†	2,600	7,904
Alexion Pharmaceuticals, Inc.†	550	56,369
AMAG Pharmaceuticals, Inc.†	971	9,278
Amgen, Inc.	1,412	345,474
AnaptysBio, Inc.†	500	8,980
ANI Pharmaceuticals, Inc.†	200	5,922
Arena Pharmaceuticals, Inc.†	200	12,278
Arrowhead Pharmaceuticals, Inc.†	175	7,537
Bio-Rad Laboratories, Inc., Class A†	12	6,299
Biogen, Inc.†	90	24,722
BioMarin Pharmaceutical, Inc.†	386	46,247
Bluebird Bio, Inc.†	100	6,070
CSL, Ltd.	36	6,943
Dicerna Pharmaceuticals, Inc.†	400	8,600
Editas Medicine, Inc.†	350	10,276
Emergent BioSolutions, Inc.†	187	20,802
Esperion Therapeutics, Inc.†	150	5,645
Five Prime Therapeutics, Inc.†	2,500	14,750
Gilead Sciences, Inc.	2,306	160,336
ImmunoGen, Inc.†	2,200	9,042
Karyopharm Therapeutics, Inc.†	500	8,025
Ligand Pharmaceuticals, Inc.†	100	11,718
Mirati Therapeutics, Inc.†	75	9,098
MorphoSys AG†	81	10,290
NantKwest, Inc.†	450	5,529
Novavax, Inc.†	105	15,025
PDL BioPharma, Inc.†	1,124	3,574
Prothena Corp. PLC†	600	7,344
PTC Therapeutics, Inc.†	150	6,949
Puma Biotechnology, Inc.†	700	7,217
REGENXBIO, Inc.†	120	3,972
Retrophin, Inc.†	337	6,700
Sorrento Therapeutics, Inc.†	500	4,460
Vaxart, Inc.†	3,200	30,048
Veracyte, Inc.†	200	7,134
XBiotech, Inc.†	250	3,635
Xencor, Inc.†	150	4,514

		951,077

Medical-Drugs — 5.2%
AbbVie, Inc.	1,600	151,856
Akorn, Inc.†	1,400	349
Alkermes PLC†	300	5,403
Astellas Pharma, Inc.	3,200	50,076

Security Description	Shares	Value (Note 2)
Medical-Drugs (continued)
AstraZeneca PLC	350	$38,820
Bayer AG	1,210	80,567
Bristol-Myers Squibb Co.	2,300	134,918
Catalyst Pharmaceuticals, Inc.†	1,182	5,083
Chiasma, Inc.†	1,700	7,429
Chimerix, Inc.†	2,800	8,708
Chugai Pharmaceutical Co., Ltd.	600	26,885
Concert Pharmaceuticals, Inc.†	953	8,834
Corcept Therapeutics, Inc.†	704	10,525
Eli Lilly & Co.	879	132,105
Enanta Pharmaceuticals, Inc.†	200	9,170
GlaxoSmithKline PLC	5,389	108,220
Harrow Health, Inc.†	1,800	9,864
Hikma Pharmaceuticals PLC	434	12,240
Hisamitsu Pharmaceutical Co., Inc.	300	13,079
Jazz Pharmaceuticals PLC†	28	3,031
Johnson & Johnson	2,681	390,783
Jounce Therapeutics, Inc.†	1,400	6,412
Kyowa Kirin Co., Ltd.	500	12,312
Lannett Co., Inc.†	600	3,570
Mallinckrodt PLC†	500	1,115
Merck & Co., Inc.	5,558	445,974
Minerva Neurosciences, Inc.†	1,000	3,485
Novartis AG	1,860	154,043
Novo Nordisk A/S, Class B	2,902	191,464
Ono Pharmaceutical Co., Ltd.	600	16,829
Orion Oyj, Class B	300	13,105
Pacira BioSciences, Inc.†	300	15,783
Pfizer, Inc.	10,205	392,688
Roche Holding AG	893	308,986
Sanofi	1,779	185,980
Santen Pharmaceutical Co., Ltd.	800	13,472
Shionogi & Co., Ltd.	400	23,758
Supernus Pharmaceuticals, Inc.†	490	10,910
UCB SA	125	16,018
Vanda Pharmaceuticals, Inc.†	769	7,751
Vaxcyte, Inc.†	165	5,183
Voyager Therapeutics, Inc.†	600	6,642
Zoetis, Inc.	634	96,165

		3,139,590

Medical-Generic Drugs — 0.0%
Endo International PLC†	1,500	5,220
Momenta Pharmaceuticals, Inc.†	248	7,314
Perrigo Co. PLC	68	3,605

		16,139

Medical-HMO — 1.1%
Anthem, Inc.	125	34,225
Humana, Inc.	284	111,456
Magellan Health, Inc.†	100	7,417
Molina Healthcare, Inc.†	28	5,171
Triple-S Management Corp., Class B†	259	5,040
UnitedHealth Group, Inc.	1,728	523,204

		686,513

Medical-Hospitals — 0.1%
HCA Healthcare, Inc.	168	21,276
Select Medical Holdings Corp.†	500	9,520

		30,796

Medical-Nursing Homes — 0.0%
Ensign Group, Inc.	300	13,797

322

SunAmerica Series Trust SA Legg Mason Tactical Opportunities Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical-Outpatient/Home Medical — 0.1%
Addus HomeCare Corp.†	150	$14,461
Amedisys, Inc.†	82	19,201
Joint Corp.†	400	5,776
LHC Group, Inc.†	50	9,756
Pennant Group, Inc.†	100	2,506
Providence Service Corp.†	167	13,529

		65,229

Medical-Wholesale Drug Distribution — 0.3%
AmerisourceBergen Corp.	1,302	130,447
Cardinal Health, Inc.	145	7,920
McKesson Corp.	90	13,515
Medipal Holdings Corp.	800	14,796

		166,678

Metal Processors & Fabrication — 0.0%
AZZ, Inc.	200	6,316
Park-Ohio Holdings Corp.	300	4,326

		10,642

Metal-Aluminum — 0.0%
Alcoa Corp.†	850	11,050

Metal-Copper — 0.0%
Freeport-McMoRan, Inc.	676	8,734

Metal-Diversified — 0.2%
Glencore PLC	49,704	114,621
Mitsubishi Materials Corp.	500	10,231
Rio Tinto PLC	201	12,250

		137,102

Miscellaneous Manufacturing — 0.0%
FreightCar America, Inc.†	5,892	9,427

Motion Pictures & Services — 0.0%
IMAX Corp.†	500	5,645

Multimedia — 0.3%
Walt Disney Co.	1,599	186,987

Networking Products — 0.6%
Arista Networks, Inc.†	211	54,812
Cisco Systems, Inc.	5,342	251,608
NeoPhotonics Corp.†	900	8,199
NETGEAR, Inc.†	400	12,300
Telefonaktiebolaget LM Ericsson, Class B	1,771	20,424

		347,343

Non-Hazardous Waste Disposal — 0.4%
Republic Services, Inc.	716	62,471
Waste Management, Inc.	1,585	173,716

		236,187

Office Automation & Equipment — 0.2%
Canon, Inc.	1,300	20,784
FUJIFILM Holdings Corp.	1,600	71,293

		92,077

Office Furnishings-Original — 0.0%
Herman Miller, Inc.	321	7,521
HNI Corp.	400	11,880
Interface, Inc.	200	1,596
Steelcase, Inc., Class A	266	2,854

		23,851

Security Description	Shares	Value (Note 2)
Office Supplies & Forms — 0.0%
ACCO Brands Corp.	700	$4,564
Avery Dennison Corp.	37	4,194

		8,758

Oil & Gas Drilling — 0.0%
Drilling Co. of 1972 A/S†	46	1,075

Oil Companies-Exploration & Production — 0.3%
Berry Corp.	800	3,764
Cabot Oil & Gas Corp.	185	3,460
CNOOC, Ltd.	31,760	33,645
Concho Resources, Inc.	91	4,781
ConocoPhillips	544	20,340
Inpex Corp.	1,900	10,870
Lundin Petroleum AB	300	6,951
PDC Energy, Inc.†	400	5,704
Pioneer Natural Resources Co.	492	47,685
QEP Resources, Inc.	8,100	11,907
Santos, Ltd.	2,520	9,478
Southwestern Energy Co.†	4,400	10,692

		169,277

Oil Companies-Integrated — 0.7%
BP PLC	1,747	6,333
Chevron Corp.	2,104	176,610
China Petroleum & Chemical Corp.	66,000	28,104
Exxon Mobil Corp.	1,643	69,138
Imperial Oil, Ltd.	300	4,692
Repsol SA	1,148	8,962
Royal Dutch Shell PLC, Class A	4,187	62,466
TOTAL SE	2,508	93,118

		449,423

Oil Refining & Marketing — 0.3%
Ampol, Ltd.	700	13,133
ENEOS Holdings, Inc.	2,500	8,740
Neste Oyj	2,049	94,254
Sunoco LP	1,454	36,088
Valero Energy Corp.	696	39,136

		191,351

Oil-Field Services — 0.0%
MRC Global, Inc.†	1,400	8,330
NOW, Inc.†	1,200	9,456
SBM Offshore NV	321	4,968

		22,754

Optical Supplies — 0.0%
STAAR Surgical Co.†	300	17,457

Paper & Related Products — 0.1%
Domtar Corp.	300	6,297
International Paper Co.	194	6,749
Oji Holdings Corp.	1,100	4,585
Resolute Forest Products, Inc.†	2,104	6,375
Verso Corp., Class A	525	6,410

		30,416

Pastoral & Agricultural — 0.0%
Darling Ingredients, Inc.†	600	16,758

Patient Monitoring Equipment — 0.0%
CareDx, Inc.†	300	10,005

Pharmacy Services — 0.3%
Cigna Corp.	171	29,530

323

SunAmerica Series Trust SA Legg Mason Tactical Opportunities Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Pharmacy Services (continued)
CVS Health Corp.	2,449	$154,140

		183,670

Photo Equipment & Supplies — 0.0%
Nikon Corp.	500	3,504

Pipelines — 0.2%
Enterprise Products Partners LP	1,635	28,776
Kinder Morgan, Inc.	4,801	67,694
Williams Cos., Inc.	306	5,854

		102,324

Poultry — 0.0%
Sanderson Farms, Inc.	100	11,150

Power Converter/Supply Equipment — 0.1%
Schneider Electric SE	460	53,593

Precious Metals — 0.0%
Coeur Mining, Inc.†	2,100	16,653

Printing-Commercial — 0.0%
Cimpress PLC†	200	20,000

Private Equity — 0.0%
3i Group PLC	1,125	13,183

Publishing-Periodicals — 0.0%
Wolters Kluwer NV	225	17,789

Real Estate Investment Trusts — 1.1%
AGNC Investment Corp.	3,341	45,438
American Tower Corp.	678	177,222
CareTrust REIT, Inc.	300	5,406
Chatham Lodging Trust	186	969
CoreCivic, Inc.	700	6,237
Equinix, Inc.	94	73,835
Essential Properties Realty Trust, Inc.	600	9,660
GEO Group, Inc.	600	6,378
Industrial Logistics Properties Trust	500	10,555
Life Storage, Inc.	980	96,167
Monmouth Real Estate Investment Corp.	500	7,215
Outfront Media, Inc.	200	2,882
Park Hotels & Resorts, Inc.	417	3,449
Pebblebrook Hotel Trust	199	2,109
Public Storage	500	99,940
RLJ Lodging Trust	800	6,408
RPT Realty	1,070	6,655
Ryman Hospitality Properties, Inc.	29	929
Sabra Health Care REIT, Inc.	900	13,266
Scentre Group	2,500	3,639
Service Properties Trust	400	2,680
Simon Property Group, Inc.	800	49,880
Sunstone Hotel Investors, Inc.	800	5,984
Urban Edge Properties	900	9,432
Xenia Hotels & Resorts, Inc.	207	1,648

		647,983

Real Estate Management/Services — 0.2%
CBRE Group, Inc., Class A†	166	7,273
Daito Trust Construction Co., Ltd.	800	62,942
Marcus & Millichap, Inc.†	280	7,627
Newmark Group, Inc., Class A	1,400	5,698
RE/MAX Holdings, Inc., Class A	282	9,128
Realogy Holdings Corp.	2,000	18,120
Vonovia SE	359	23,330

		134,118

Security Description	Shares	Value (Note 2)
Real Estate Operations & Development — 0.6%
Aroundtown SA†	13,871	$83,672
CapitaLand, Ltd.	3,900	7,755
LEG Immobilien AG†	100	13,954
McGrath RentCorp	197	11,430
PSP Swiss Property AG	575	64,283
Sino Land Co., Ltd.	14,000	16,981
Sun Hung Kai Properties, Ltd.	1,000	12,154
Swire Properties, Ltd.	1,800	4,161
TAG Immobilien AG	4,755	124,787
Wharf Holdings, Ltd.	6,000	10,199

		349,376

Recreational Vehicles — 0.0%
Brunswick Corp.	36	2,411
Yamaha Motor Co., Ltd.	900	13,229

		15,640

Rental Auto/Equipment — 0.1%
AMERCO	11	3,495
Ashtead Group PLC	431	13,853
CAI International, Inc.†	400	6,884
Herc Holdings, Inc.†	300	10,062
Rent-A-Center, Inc.	500	14,460
Textainer Group Holdings, Ltd.†	900	7,596
United Rentals, Inc.†	38	5,904

		62,254

Retail-Apparel/Shoe — 0.1%
Genesco, Inc.†	200	3,110
Industria de Diseno Textil SA	1,620	43,187
Next PLC	185	13,279

		59,576

Retail-Auto Parts — 0.1%
Advance Auto Parts, Inc.	378	56,753
AutoZone, Inc.†	12	14,489
Genuine Parts Co.	72	6,491

		77,733

Retail-Automobile — 0.1%
America’s Car-Mart, Inc.†	100	9,516
Asbury Automotive Group, Inc.†	100	10,015
Lithia Motors, Inc., Class A	100	22,915
Rush Enterprises, Inc., Class A	225	10,705
USS Co., Ltd.	1,000	14,961

		68,112

Retail-Building Products — 0.6%
Beacon Roofing Supply, Inc.†	400	12,464
BMC Stock Holdings, Inc.†	500	12,800
Home Depot, Inc.	1,221	324,163

		349,427

Retail-Consumer Electronics — 0.0%
Best Buy Co., Inc.	129	12,847
Yamada Denki Co., Ltd.	2,700	11,721

		24,568

Retail-Convenience Store — 0.1%
Alimentation Couche-Tard, Inc., Class B	300	10,426
Lawson, Inc.	1,300	64,466

		74,892

Retail-Discount — 1.0%
B&M European Value Retail SA	2,100	12,783

324

SunAmerica Series Trust SA Legg Mason Tactical Opportunities Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Retail-Discount (continued)
Big Lots, Inc.	250	$9,835
Canadian Tire Corp., Ltd., Class A	100	9,220
Costco Wholesale Corp.	176	57,293
Dollar General Corp.	470	89,488
Target Corp.	1,025	129,027
Walmart, Inc.	2,243	290,244

		597,890

Retail-Drug Store — 0.1%
Rite Aid Corp.†	600	9,096
Sundrug Co., Ltd.	300	10,266
Walgreens Boots Alliance, Inc.	1,289	52,475

		71,837

Retail-Home Furnishings — 0.0%
Williams-Sonoma, Inc.	37	3,223

Retail-Jewelry — 0.4%
Cie Financiere Richemont SA	570	35,439
Pandora A/S	2,637	168,165
Signet Jewelers, Ltd.	300	3,222
Swatch Group AG	300	11,955

		218,781

Retail-Major Department Stores — 0.2%
Marui Group Co., Ltd.	500	7,279
TJX Cos., Inc.	2,509	130,443

		137,722

Retail-Misc./Diversified — 0.0%
Mr. Price Group, Ltd.	652	4,867

Retail-Perfume & Cosmetics — 0.1%
Ulta Beauty, Inc.†	231	44,581

Retail-Pet Food & Supplies — 0.0%
PetMed Express, Inc.	100	3,120

Retail-Petroleum Products — 0.0%
World Fuel Services Corp.	500	11,765

Retail-Regional Department Stores — 0.0%
Kohl’s Corp.	1,049	19,973

Retail-Restaurants — 0.4%
BJ’s Restaurants, Inc.	141	2,828
Bloomin’ Brands, Inc.	1,000	11,520
Brinker International, Inc.	1,302	35,011
Cheesecake Factory, Inc.	1,738	41,712
Cracker Barrel Old Country Store, Inc.	100	11,047
Dine Brands Global, Inc.	200	9,086
Jack in the Box, Inc.	90	7,390
McDonald’s Corp.	246	47,793
Restaurant Brands International, Inc.	200	11,296
Starbucks Corp.	700	53,571
Yum China Holdings, Inc.	210	10,760

		242,014

Retail-Sporting Goods — 0.0%
Dick’s Sporting Goods, Inc.	100	4,562
Hibbett Sports, Inc.†	425	9,856
Zumiez, Inc.†	150	3,465

		17,883

Rubber-Tires — 0.2%
Bridgestone Corp.	2,600	76,644

Security Description	Shares	Value (Note 2)
Rubber-Tires (continued)
Sumitomo Rubber Industries, Ltd.	3,000	$25,076

		101,720

Rubber/Plastic Products — 0.0%
Trinseo SA	350	7,595

Satellite Telecom — 0.1%
Eutelsat Communications SA	4,785	48,474

Savings & Loans/Thrifts — 0.0%
Berkshire Hills Bancorp, Inc.	307	3,058
First Financial Northwest, Inc.	779	7,089
Flushing Financial Corp.	500	5,540
HomeTrust Bancshares, Inc.	441	6,359
New York Community Bancorp, Inc.	219	2,306

		24,352

Schools — 0.1%
K12, Inc.†	300	13,737
Laureate Education, Inc., Class A†	500	6,340
Perdoceo Education Corp.†	691	9,950

		30,027

Semiconductor Components-Integrated Circuits — 0.6%
Cirrus Logic, Inc.†	216	14,803
NXP Semiconductors NV	408	47,952
QUALCOMM, Inc.	771	81,425
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,460	115,179
United Microelectronics Corp.	4,895	18,112
United Microelectronics Corp.	144,000	110,066

		387,537

Semiconductor Equipment — 0.4%
Applied Materials, Inc.	394	25,346
ASM International NV	159	24,149
ASM Pacific Technology, Ltd.	1,920	21,378
ASML Holding NV (Euronext Amsterdam)	170	60,052
ASML Holding NV (NASDAQ)	259	91,614
Cabot Microelectronics Corp.	100	15,072
Lam Research Corp.	59	22,252

		259,863

Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	20	3,474
Yangzijiang Shipbuilding Holdings, Ltd.	20,000	13,408

		16,882

Soap & Cleaning Preparation — 0.2%
Church & Dwight Co., Inc.	1,400	134,862

Software Tools — 0.1%
VMware, Inc., Class A†	356	49,915

Steel Pipe & Tube — 0.0%
Tenaris SA	958	5,607

Steel-Producers — 0.1%
ArcelorMittal† (Euronext Amsterdam)	2,370	26,359
ArcelorMittal† (NYSE)	1,708	18,737
BlueScope Steel, Ltd.	426	3,402
Nippon Steel Corp.	1,400	11,493
Nucor Corp.	150	6,292
POSCO ADR	51	2,041
Reliance Steel & Aluminum Co.	33	3,243
Schnitzer Steel Industries, Inc., Class A	600	11,040
Steel Dynamics, Inc.	107	2,933

		85,540

325

SunAmerica Series Trust SA Legg Mason Tactical Opportunities Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Telecom Equipment-Fiber Optics — 0.0%
Corning, Inc.	352	$10,912

Telecom Services — 0.4%
ATN International, Inc.	100	5,763
BCE, Inc.	2,100	88,048
HKT Trust & HKT, Ltd.	77,000	113,510
Switch, Inc., Class A	200	3,598
TELUS Corp.	2,800	48,560

		259,479

Telecommunication Equipment — 0.2%
ADTRAN, Inc.	831	10,321
Juniper Networks, Inc.	4,764	120,910

		131,231

Telephone-Integrated — 1.8%
AT&T, Inc.	8,494	251,252
Deutsche Telekom AG	6,837	114,484
Hellenic Telecommunications Organization SA	600	8,834
KDDI Corp.	4,300	132,366
KT Corp. ADR	7,900	77,894
Nippon Telegraph & Telephone Corp.	5,400	124,998
Shenandoah Telecommunications Co.	200	10,054
Telefonica SA	2,000	8,369
Telephone & Data Systems, Inc.	200	3,884
Verizon Communications, Inc.	6,081	349,536

		1,081,671

Textile-Apparel — 0.0%
LVMH Moet Hennessy Louis Vuitton SE	50	21,724

Therapeutics — 0.0%
Anika Therapeutics, Inc.†	200	7,280
La Jolla Pharmaceutical Co.†	700	2,786
Recro Pharma, Inc.†	900	3,681
Sarepta Therapeutics, Inc.†	56	8,597

		22,344

Tobacco — 0.6%
Altria Group, Inc.	2,300	94,645
British American Tobacco PLC	800	26,550
Imperial Brands PLC	2,723	45,691
Japan Tobacco, Inc.	2,500	43,016
KT&G Corp.	1,100	74,745
Philip Morris International, Inc.	772	59,297
Scandinavian Tobacco Group A/S*	1,101	16,224
Swedish Match AB	305	23,369
Vector Group, Ltd.	800	7,056

		390,593

Tools-Hand Held — 0.0%
Snap-on, Inc.	28	4,084

Toys — 0.1%
Bandai Namco Holdings, Inc.	300	16,607
Nintendo Co., Ltd.	100	43,873

		60,480

Transactional Software — 0.0%
SimCorp A/S	130	15,216

Transport-Equipment & Leasing — 0.0%
Greenbrier Cos., Inc.	200	5,146

Security Description	Shares	Value (Note 2)
Transport-Marine — 0.3%
AP Moller—Maersk A/S, Series B	82	$105,667
Ardmore Shipping Corp.	800	3,288
DHT Holdings, Inc.	1,000	5,680
Dorian LPG, Ltd.†	700	5,978
Golden Ocean Group, Ltd.	1,200	4,608
International Seaways, Inc.	300	5,181
Nordic American Tankers, Ltd.	2,400	10,920
Scorpio Bulkers, Inc.	280	4,105
Teekay Tankers, Ltd., Class A†	412	6,167

		151,594

Transport-Rail — 0.3%
Aurizon Holdings, Ltd.	27,597	87,689
Canadian Pacific Railway, Ltd.	209	57,513
CSX Corp.	386	27,537
Norfolk Southern Corp.	119	22,873
Seibu Holdings, Inc.	800	7,176

		202,788

Transport-Services — 0.7%
C.H. Robinson Worldwide, Inc.	437	40,956
Kamigumi Co., Ltd.	500	9,145
Nippon Express Co., Ltd.	200	9,549
Royal Mail PLC	18,854	39,876
United Parcel Service, Inc., Class B	2,060	294,086
Yamato Holdings Co., Ltd.	800	20,507

		414,119

Transport-Truck — 0.0%
Covenant Transportation Group, Inc., Class A†	131	2,208
Knight-Swift Transportation Holdings, Inc.	86	3,740
Werner Enterprises, Inc.	116	5,102
XPO Logistics, Inc.†	42	3,151

		14,201

Vitamins & Nutrition Products — 0.0%
USANA Health Sciences, Inc.†	100	8,118

Warehousing & Harbor Transportation Services — 0.0%
Hutchison Port Holdings Trust	166,203	18,078

Water — 0.0%
Arch Resources, Inc., Class A	200	6,204

Water Treatment Systems — 0.0%
Pentair PLC	78	3,342

Web Hosting/Design — 0.0%
NIC, Inc.	700	15,344

Web Portals/ISP — 0.6%
Alphabet, Inc., Class A†	87	129,452
Alphabet, Inc., Class C†	109	161,642
Baidu, Inc. ADR†	430	51,342
Meet Group, Inc.†	1,500	9,345

		351,781

Wire & Cable Products — 0.0%
Insteel Industries, Inc.	400	7,456

Wireless Equipment — 0.2%
Motorola Solutions, Inc.	650	90,870

Total Common Stocks (cost $36,063,554)		38,186,841

326

SunAmerica Series Trust SA Legg Mason Tactical Opportunities Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES — 15.3%
Aerospace/Defense — 0.4%
Northrop Grumman Corp. Senior Notes 2.55% due 10/15/2022	$235,000	$245,299

Applications Software — 0.3%
Microsoft Corp. Senior Notes 4.25% due 02/06/2047	130,000	185,930

Banks-Commercial — 0.3%
BB&T Corp. Senior Notes 3.20% due 09/03/2021	155,000	159,410

Banks-Super Regional — 0.8%
PNC Funding Corp. Senior Notes 3.30% due 03/08/2022	160,000	167,104
US Bancorp Senior Notes 3.15% due 04/27/2027	155,000	176,950
Wells Fargo & Co. Senior Notes 3.00% due 10/23/2026	160,000	175,351

		519,405

Beverages-Non-alcoholic — 0.4%
PepsiCo, Inc. Senior Notes 2.25% due 03/19/2025	225,000	242,266

Brewery — 0.3%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.15% due 01/23/2025	140,000	159,760

Cable/Satellite TV — 0.3%
Comcast Corp. Company Guar. Notes 3.13% due 07/15/2022	165,000	174,020

Commercial Services-Finance — 0.3%
PayPal Holdings, Inc. Senior Notes 1.65% due 06/01/2025	155,000	161,765

Computers — 0.4%
Apple, Inc. Senior Notes 3.75% due 11/13/2047	210,000	270,589

Diversified Banking Institutions — 1.6%
Bank of America Corp. Senior Notes 3.50% due 04/19/2026	220,000	249,530
Citigroup, Inc. Senior Notes 3.20% due 10/21/2026	160,000	177,659
Goldman Sachs Group, Inc. Senior Notes 4.80% due 07/08/2044	135,000	185,283
JPMorgan Chase & Co. Senior Notes 5.40% due 01/06/2042	115,000	172,031
Morgan Stanley Senior Notes due 01/24/2029	155,000	179,760

		964,263

Security Description	Principal Amount	Value (Note 2)
Diversified Manufacturing Operations — 0.4%
General Electric Capital Corp. Senior Notes 6.75% due 03/15/2032	$210,000	$265,786

E-Commerce/Products — 0.3%
Amazon.com, Inc. Senior Notes 1.50% due 06/03/2030	175,000	181,178

Electronic Components-Semiconductors — 0.3%
Intel Corp. Senior Notes 3.90% due 03/25/2030	145,000	176,918

Electronic Forms — 0.3%
Adobe, Inc. Senior Notes 2.30% due 02/01/2030	155,000	170,174

Enterprise Software/Service — 0.2%
Oracle Corp. Senior Notes 2.50% due 10/15/2022	150,000	156,817

Finance-Credit Card — 1.0%
American Express Credit Corp. Senior Notes 3.30% due 05/03/2027	150,000	173,587
Capital One Financial Corp. Senior Notes 3.20% due 02/05/2025	235,000	255,978
Visa, Inc. Senior Notes 4.30% due 12/14/2045	135,000	192,266

		621,831

Insurance-Life/Health — 0.3%
Prudential Financial, Inc. Senior Bonds 4.60% due 05/15/2044	135,000	176,526

Insurance-Multi-line — 0.3%
MetLife, Inc. Senior Notes 3.60% due 04/10/2024	160,000	178,000

Insurance-Property/Casualty — 0.3%
ACE INA Holdings, Inc. Company Guar. Notes 2.88% due 11/03/2022	160,000	168,214

Machinery-Farming — 0.3%
John Deere Capital Corp. Senior Notes 2.65% due 01/06/2022	160,000	165,443

Medical-Biomedical/Gene — 0.3%
Gilead Sciences, Inc. Senior Notes 4.40% due 12/01/2021	210,000	219,388

Medical-HMO — 0.9%
Humana, Inc. Senior Notes 3.95% due 08/15/2049	150,000	190,187
UnitedHealth Group, Inc. Senior Notes 3.70% due 08/15/2049	140,000	179,860

327

SunAmerica Series Trust SA Legg Mason Tactical Opportunities Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Medical-HMO (continued)
WellPoint, Inc. Senior Notes 3.13% due 05/15/2022	$160,000	$167,459

		537,506

Multimedia — 0.4%
Walt Disney Co. Company Guar. Notes 3.00% due 02/13/2026	220,000	244,400

Oil Companies-Exploration & Production — 0.3%
Noble Energy, Inc. Senior Notes 3.90% due 11/15/2024	160,000	177,532

Oil Companies-Integrated — 0.7%
Chevron Corp. Senior Notes 2.42% due 11/17/2020	250,000	251,086
Exxon Mobil Corp. Senior Notes 3.57% due 03/06/2045	145,000	169,840

		420,926

Pharmacy Services — 0.3%
CVS Health Corp. Senior Notes 4.78% due 03/25/2038	143,000	183,722

Pipelines — 0.7%
Enterprise Products Operating LLC Company Guar. Notes 3.75% due 02/15/2025	220,000	245,652
Williams Cos., Inc. Senior Notes 3.70% due 01/15/2023	165,000	174,431

		420,083

Retail-Building Products — 0.6%
Home Depot, Inc. Senior Notes 3.00% due 04/01/2026	155,000	174,991
Lowe’s Cos., Inc. Senior Notes 4.55% due 04/05/2049	135,000	181,194

		356,185

Retail-Restaurants — 0.6%
McDonald’s Corp. Senior Notes 3.38% due 05/26/2025	157,000	175,721
Starbucks Corp. Senior Notes 3.80% due 08/15/2025	155,000	177,456

		353,177

Telephone-Integrated — 0.6%
AT&T, Inc. Senior Notes 5.35% due 09/01/2040	135,000	178,566
Verizon Communications, Inc. Senior Notes 4.33% due 09/21/2028	134,000	165,430

Security Description	Principal Amount	Value (Note 2)
Telephone-Integrated (continued)
Verizon Communications, Inc. Senior Notes 5.15% due 09/15/2023	$10,000	$11,419

		355,415

Transport-Rail — 0.8%
Burlington Northern Santa Fe LLC Senior Notes 4.05% due 06/15/2048	205,000	271,764
Norfolk Southern Corp. Senior Notes 3.85% due 01/15/2024	220,000	242,458

		514,222

Transport-Services — 0.3%
FedEx Corp. Company Guar. Notes 4.75% due 11/15/2045	150,000	186,993

Total U.S. Corporate Bonds & Notes (cost $8,520,578)		9,313,143

FOREIGN CORPORATE BONDS & NOTES — 0.7%
Diversified Banking Institutions — 0.3%
HSBC Holdings PLC Senior Notes 4.00% due 03/30/2022	155,000	163,818

Oil Companies-Integrated — 0.4%
Shell International Finance BV Company Guar. Notes 3.88% due 11/13/2028	210,000	249,410

Total Foreign Corporate Bonds & Notes (cost $382,470)		413,228

U.S. GOVERNMENT AGENCIES — 1.5%
Federal National Mtg. Assoc. — 1.5%
2.13% due 04/24/2026	545,000	595,605
2.63% due 09/06/2024	300,000	328,850

Total U.S. Government Agencies (cost $869,867)		924,455

U.S. GOVERNMENT TREASURIES — 11.5%
United States Treasury Bonds — 2.7%
1.00% due 02/15/2048 TIPS(2)	276,568	391,895
2.75% due 11/15/2047	265,000	362,408
3.00% due 08/15/2048	312,000	448,110
3.38% due 05/15/2044	310,000	455,845

		1,658,258

United States Treasury Notes — 8.8%
1.63% due 08/15/2029	585,000	643,386
1.75% due 05/15/2023	150,000	156,814
2.00% due 11/30/2022	320,000	333,987
2.00% due 02/15/2025	890,000	962,417
2.00% due 11/15/2026	590,000	650,775
2.13% due 06/30/2022	255,000	264,742
2.25% due 01/31/2024	250,000	268,340
2.25% due 11/15/2024	395,000	429,748
2.25% due 02/15/2027	465,000	521,781
2.63% due 08/31/2020	200,000	200,382
2.63% due 02/15/2029	525,000	619,336
3.13% due 05/15/2021	300,000	307,031

		5,358,739

Total U.S. Government Treasuries (cost $6,440,031)		7,016,997

328

SunAmerica Series Trust SA Legg Mason Tactical Opportunities Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)
EXCHANGE-TRADED FUNDS — 5.5%
Invesco S&P 500 High Beta ETF	12,626	$516,403
Invesco S&P 500 High Dividend Low Volatility ETF	11,615	390,264
Invesco S&P 500 Quality ETF	29,204	1,078,796
iShares Core High Dividend ETF	5,543	461,344
iShares MSCI ACWI ETF	4,700	365,049
iShares Russell 1000 Value ETF	254	29,751
Vanguard Mega Cap Value ETF	6,660	503,230

Total Exchange-Traded Funds (cost $3,157,649)		3,344,837

Total Long-Term Investment Securities (cost $55,434,149)		59,199,501

SHORT-TERM INVESTMENT SECURITIES — 2.4%
Registered Investment Companies — 2.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.09%(3) (cost $1,498,379)	1,498,379	1,498,379

TOTAL INVESTMENTS (cost $56,932,528)(4)	99.5%	60,697,880
Other assets less liabilities	0.5	324,682

NET ASSETS	100.0%	$61,022,562

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2020, the aggregate value of these securities was $157,078 representing 0.3% of net assets.
(1)	Securities classified as Level 3 (see Note 2).
(2)	Principal amount of security is adjusted for inflation.
(3)	The rate shown is the 7-day yield as of July 31, 2020.
(4)	See Note 3 for cost of investments on a tax basis.

ADR — American Depositary Receipt

CDI — Chess Depositary Interest

CVR — Contingent Value Rights

ETF — Exchange-Traded Funds

Euronext Amsterdam — Euronext Stock Exchange, Amsterdam

NASDAQ — National Association of Securities Dealers Automated Quotations

NYSE — New York Stock Exchange

TIPS — Treasury Inflation Protected Securities

TSX — Toronto Stock Exchange

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation

9	Long	S&P 500 E-Mini Index	September 2020	$1,349,741	$1,468,575	$118,834

						Unrealized (Depreciation)

11	Short	U.S. Treasury 10 Year Notes	September 2020	$1,511,612	$1,540,859	$(29,247)

		Net Unrealized Appreciation (Depreciation)				$89,587

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

329

SunAmerica Series Trust SA Legg Mason Tactical Opportunities Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Medical-Biomedical/Gene	$933,844	$17,233	**	$0	$951,077
Other Industries	26,637,601	10,598,163	**	—	37,235,764
U.S. Corporate Bonds & Notes	—	9,313,143		—	9,313,143
Foreign Corporate Bonds & Notes	—	413,228		—	413,228
U.S. Government Agencies	—	924,455		—	924,455
U.S. Government Treasuries	—	7,016,997		—	7,016,997
Exchange-Traded Funds	3,344,837	—		—	3,344,837
Short-Term Investment Securities	1,498,379	—		—	1,498,379

Total Investments at Value	$32,414,661	$28,283,219		$—	$60,697,880

Other Financial Instruments:†
Futures Contracts	$118,834	$—		$—	$118,834

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$29,247	$—		$—	$29,247

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period level 3 investments in securities were not considered a material portion of the portfolio. There were no level 3 transfers during the reporting period.

See Notes to Financial Statements

330

SunAmerica Series Trust SA MFS Blue Chip Growth Portfolio

PORTFOLIO PROFILE — July 31, 2020 — (unaudited)

Industry Allocation*

Applications Software	11.6%
Computers	10.3
E-Commerce/Products	8.5
Internet Content-Entertainment	4.9
Medical-Drugs	4.7
Finance-Credit Card	4.3
Web Portals/ISP	4.3
Electronic Components-Semiconductors	4.1
Medical-Biomedical/Gene	3.6
Retail-Discount	2.6
Electronic Forms	2.5
Data Processing/Management	2.2
Medical-HMO	1.9
Computer Services	1.9
Retail-Restaurants	1.8
Entertainment Software	1.7
Retail-Building Products	1.5
Real Estate Investment Trusts	1.4
Enterprise Software/Service	1.4
Semiconductor Equipment	1.4
Cable/Satellite TV	1.3
Transport-Rail	1.3
Commercial Services-Finance	1.3
Consumer Products-Misc.	1.3
Computer Software	1.1
Machinery-Farming	0.9
Web Hosting/Design	0.8
Building Products-Wood	0.8
Auto/Truck Parts & Equipment-Original	0.8
Medical-Wholesale Drug Distribution	0.8
Communications Software	0.8
Tobacco	0.8
Retail-Auto Parts	0.7
Diagnostic Equipment	0.7
Beverages-Non-alcoholic	0.6
Diversified Manufacturing Operations	0.6
Independent Power Producers	0.6
Internet Application Software	0.6
Insurance-Multi-line	0.6
Drug Delivery Systems	0.5
Medical-Hospitals	0.5
Medical Instruments	0.5
Computer Aided Design	0.5
Aerospace/Defense	0.5
Pharmacy Services	0.4
U.S. Government Agencies	0.4
Computer Data Security	0.4
Consulting Services	0.3
Chemicals-Diversified	0.3
Medical Products	0.3
Food-Misc./Diversified	0.3
Instruments-Controls	0.3
Non-Hazardous Waste Disposal	0.3
Building-Residential/Commercial	0.2
Electric-Integrated	0.2
Shipbuilding	0.2
Wireless Equipment	0.2
Hotels/Motels	0.2
Containers-Paper/Plastic	0.2
Athletic Footwear	0.1
Commercial Services	0.1

Office Automation & Equipment	0.1%
Oil Refining & Marketing	0.1

100.1%

*	Calculated as a percentage of net assets

331

SunAmerica Series Trust SA MFS Blue Chip Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 99.7%
Aerospace/Defense — 0.5%
Lockheed Martin Corp.	6,726	$2,548,952
Northrop Grumman Corp.	1,950	633,770

		3,182,722

Applications Software — 11.6%
Microsoft Corp.	328,557	67,357,471
ServiceNow, Inc.†	27,632	12,135,974

		79,493,445

Athletic Footwear — 0.1%
NIKE, Inc., Class B	10,024	978,443

Auto/Truck Parts & Equipment-Original — 0.8%
Allison Transmission Holdings, Inc.	47,916	1,790,142
Lear Corp.	33,139	3,657,883

		5,448,025

Beverages-Non-alcoholic — 0.6%
PepsiCo, Inc.	32,007	4,406,084

Building Products-Wood — 0.8%
Masco Corp.	96,209	5,499,306

Building-Residential/Commercial — 0.2%
D.R. Horton, Inc.	21,747	1,438,782

Cable/Satellite TV — 1.3%
Charter Communications, Inc., Class A†	15,693	9,101,940

Chemicals-Diversified — 0.3%
Eastman Chemical Co.	29,304	2,186,958

Commercial Services — 0.1%
Quanta Services, Inc.	23,109	923,667

Commercial Services-Finance — 1.3%
S&P Global, Inc.	25,845	9,052,211

Communications Software — 0.8%
RingCentral, Inc., Class A†	18,690	5,425,146

Computer Aided Design — 0.5%
Autodesk, Inc.†	14,538	3,437,219

Computer Data Security — 0.4%
Fortinet, Inc.†	17,542	2,426,059

Computer Services — 1.9%
Accenture PLC, Class A	27,600	6,203,928
CACI International, Inc., Class A†	2,962	615,563
Leidos Holdings, Inc.	64,453	6,133,347

		12,952,838

Computer Software — 1.1%
Akamai Technologies, Inc.†	7,032	790,678
Citrix Systems, Inc.	20,888	2,981,971
Zoom Video Communications, Inc., Class A†	13,727	3,485,423

		7,258,072

Computers — 10.3%
Apple, Inc.	166,030	70,569,391

Consulting Services — 0.3%
Verisk Analytics, Inc.	11,601	2,189,225

Consumer Products-Misc. — 1.3%
Kimberly-Clark Corp.	56,920	8,654,117

Containers-Paper/Plastic — 0.2%
Graphic Packaging Holding Co.	88,587	1,234,903

Security Description	Shares	Value (Note 2)
Data Processing/Management — 2.2%
DocuSign, Inc.†	20,303	$4,402,300
Fidelity National Information Services, Inc.	23,671	3,463,304
Fiserv, Inc.†	75,774	7,561,487

		15,427,091

Diagnostic Equipment — 0.7%
Danaher Corp.	22,148	4,513,762

Diversified Manufacturing Operations — 0.6%
Eaton Corp. PLC	47,193	4,395,084

Drug Delivery Systems — 0.5%
DexCom, Inc.†	8,391	3,654,616

E-Commerce/Products — 8.5%
Amazon.com, Inc.†	16,891	53,454,610
eBay, Inc.	60,964	3,370,090
Etsy, Inc.†	10,765	1,274,360

		58,099,060

Electric-Integrated — 0.2%
AES Corp.	93,128	1,418,339

Electronic Components-Semiconductors — 4.1%
Intel Corp.	99,182	4,733,957
NVIDIA Corp.	41,724	17,715,593
Texas Instruments, Inc.	46,760	5,964,238

		28,413,788

Electronic Forms — 2.5%
Adobe, Inc.†	38,588	17,145,420

Enterprise Software/Service — 1.4%
Atlassian Corp. PLC, Class A†	40,017	7,069,003
Everbridge, Inc.†	11,164	1,594,219
Oracle Corp.	14,616	810,457

		9,473,679

Entertainment Software — 1.7%
Activision Blizzard, Inc.	32,062	2,649,283
Electronic Arts, Inc.†	61,802	8,752,399

		11,401,682

Finance-Credit Card — 4.3%
Mastercard, Inc., Class A	51,561	15,908,115
Visa, Inc., Class A	71,575	13,627,880

		29,535,995

Food-Misc./Diversified — 0.3%
General Mills, Inc.	31,984	2,023,628

Hotels/Motels — 0.2%
Marriott International, Inc., Class A	16,265	1,363,414

Independent Power Producers — 0.6%
NRG Energy, Inc.	129,220	4,368,928

Instruments-Controls — 0.3%
Honeywell International, Inc.	13,487	2,014,553

Insurance-Multi-line — 0.6%
MetLife, Inc.	113,754	4,305,589

Internet Application Software — 0.6%
Okta, Inc.†	19,559	4,322,148

Internet Content-Entertainment — 4.9%
Facebook, Inc., Class A†	123,503	31,329,006

332

SunAmerica Series Trust SA MFS Blue Chip Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Internet Content-Entertainment — (continued)
Netflix, Inc.†	4,844	$2,368,135

		33,697,141

Machinery-Farming — 0.9%
AGCO Corp.	93,335	6,125,576

Medical Instruments — 0.5%
Boston Scientific Corp.†	89,636	3,457,261

Medical Products — 0.3%
Masimo Corp.†	1,998	439,800
West Pharmaceutical Services, Inc.	6,128	1,647,635

		2,087,435

Medical-Biomedical/Gene — 3.6%
Biogen, Inc.†	25,743	7,071,345
Illumina, Inc.†	16,500	6,305,640
Incyte Corp.†	47,078	4,649,423
Regeneron Pharmaceuticals, Inc.†	3,087	1,951,200
Vertex Pharmaceuticals, Inc.†	17,909	4,871,248

		24,848,856

Medical-Drugs — 4.7%
AbbVie, Inc.	19,451	1,846,094
Eli Lilly & Co.	81,693	12,277,641
Johnson & Johnson	61,445	8,956,223
Merck & Co., Inc.	84,994	6,819,919
PRA Health Sciences, Inc.†	19,800	2,109,888

		32,009,765

Medical-HMO — 1.9%
Humana, Inc.	23,033	9,039,301
UnitedHealth Group, Inc.	13,289	4,023,643

		13,062,944

Medical-Hospitals — 0.5%
HCA Healthcare, Inc.	28,391	3,595,436

Medical-Wholesale Drug Distribution — 0.8%
McKesson Corp.	36,261	5,444,952

Non-Hazardous Waste Disposal — 0.3%
Waste Management, Inc.	17,064	1,870,214

Office Automation & Equipment — 0.1%
Zebra Technologies Corp., Class A†	2,506	703,559

Oil Refining & Marketing — 0.1%
Valero Energy Corp.	9,783	550,098

Pharmacy Services — 0.4%
Cigna Corp.	17,008	2,937,112

Real Estate Investment Trusts — 1.4%
American Homes 4 Rent, Class A	32,557	944,153
CoreSite Realty Corp.	16,294	2,102,741
QTS Realty Trust, Inc., Class A	50,185	3,610,811
Sun Communities, Inc.	19,677	2,950,172

		9,607,877

Retail-Auto Parts — 0.7%
AutoZone, Inc.†	4,083	4,929,896

Retail-Building Products — 1.5%
Home Depot, Inc.	33,155	8,802,321

Security Description	Shares/ Principal Amount	Value (Note 2)
Retail-Building Products (continued)
Lowe’s Cos., Inc.	10,281	$1,530,944

		10,333,265

Retail-Discount — 2.6%
Dollar General Corp.	39,134	7,451,113
Target Corp.	26,093	3,284,587
Walmart, Inc.	53,849	6,968,061

		17,703,761

Retail-Restaurants — 1.8%
Chipotle Mexican Grill, Inc.†	1,911	2,207,511
Domino’s Pizza, Inc.	16,324	6,311,021
Starbucks Corp.	47,913	3,666,782

		12,185,314

Semiconductor Equipment — 1.4%
Applied Materials, Inc.	144,698	9,308,422

Shipbuilding — 0.2%
Huntington Ingalls Industries, Inc.	8,141	1,414,173

Tobacco — 0.8%
Altria Group, Inc.	66,516	2,737,133
Philip Morris International, Inc.	34,486	2,648,870

		5,386,003

Transport-Rail — 1.3%
CSX Corp.	55,199	3,937,897
Kansas City Southern	30,045	5,163,233

		9,101,130

Web Hosting/Design — 0.8%
GoDaddy, Inc., Class A†	37,860	2,660,801
VeriSign, Inc.†	13,866	2,935,155

		5,595,956

Web Portals/ISP — 4.3%
Alphabet, Inc., Class A†	9,656	14,367,645
Alphabet, Inc., Class C†	10,058	14,915,612

		29,283,257

Wireless Equipment — 0.2%
Motorola Solutions, Inc.	10,011	1,399,538

Total Long-Term Investment Securities (cost $491,855,184)		684,374,270

SHORT-TERM INVESTMENT SECURITIES — 0.4%
U.S. Government Agencies — 0.4%
Federal Home Loan Bank zero coupon due 08/03/2020 (cost $2,610,000)	2,610,000	2,610,000

TOTAL INVESTMENTS (cost $494,465,184)(1)	100.1%	686,984,270
Liabilities in excess of other assets	(0.1)	(603,446)

NET ASSETS	100.0%	$686,380,824

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

333

SunAmerica Series Trust SA MFS Blue Chip Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$684,374,270	$—	$—	$684,374,270
Short-Term Investment Securities	—	2,610,000	—	2,610,000

Total Investments at Value	$684,374,270	$2,610,000	$—	$686,984,270

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

334

SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio

PORTFOLIO PROFILE — July 31, 2020 — (unaudited)

Industry Allocation*

Medical-Drugs	8.1%
Applications Software	6.6
Web Portals/ISP	5.4
Diversified Banking Institutions	5.4
Finance-Credit Card	4.8
Retail-Discount	3.8
Diagnostic Equipment	3.8
Real Estate Investment Trusts	3.7
Computer Services	2.8
Beverages-Wine/Spirits	2.5
Computers	2.3
Electronic Components-Semiconductors	2.3
Drug Delivery Systems	2.3
Medical Instruments	2.3
Data Processing/Management	2.2
Internet Content-Entertainment	2.1
Cable/Satellite TV	2.0
Electronic Forms	1.9
Instruments-Controls	1.8
Entertainment Software	1.8
Finance-Other Services	1.7
Retail-Gardening Products	1.7
Cosmetics & Toiletries	1.7
Retail-Building Products	1.6
Chemicals-Diversified	1.6
Coatings/Paint	1.5
Transport-Rail	1.5
Electric Products-Misc.	1.3
Electronic Measurement Instruments	1.2
Textile-Apparel	1.2
Containers-Metal/Glass	1.1
Food-Dairy Products	1.1
Food-Confectionery	1.0
Pipelines	1.0
Banks-Commercial	1.0
Semiconductor Components-Integrated Circuits	1.0
Insurance-Multi-line	0.9
Consumer Products-Misc.	0.9
Medical-Biomedical/Gene	0.9
Athletic Footwear	0.9
U.S. Government Agencies	0.9
Electronic Connectors	0.8
Oil Companies-Exploration & Production	0.8
Pharmacy Services	0.8
Retail-Restaurants	0.8
Networking Products	0.7
Private Equity	0.7
Medical Labs & Testing Services	0.6
Electric-Integrated	0.6
Internet Brokers	0.5
Transport-Truck	0.2

100.1%

*	Calculated as a percentage of net assets

335

SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 99.2%
Applications Software — 6.6%
Microsoft Corp.	255,615	$52,403,631
salesforce.com, Inc.†	64,840	12,634,074

		65,037,705

Athletic Footwear — 0.9%
NIKE, Inc., Class B	89,303	8,716,866

Banks-Commercial — 1.0%
Truist Financial Corp.	259,822	9,732,932

Beverages-Wine/Spirits — 2.5%
Diageo PLC	351,561	12,882,641
Pernod Ricard SA	68,560	11,838,156

		24,720,797

Cable/Satellite TV — 2.0%
Comcast Corp., Class A	458,368	19,618,150

Chemicals-Diversified — 1.6%
DuPont de Nemours, Inc.	148,390	7,935,897
PPG Industries, Inc.	69,974	7,532,701

		15,468,598

Coatings/Paint — 1.5%
Sherwin-Williams Co.	23,158	15,004,531

Computer Services — 2.8%
Accenture PLC, Class A	76,101	17,105,983
Amdocs, Ltd.	168,886	10,487,820

		27,593,803

Computers — 2.3%
Apple, Inc.	54,240	23,054,170

Consumer Products-Misc. — 0.9%
Kimberly-Clark Corp.	61,451	9,343,010

Containers-Metal/Glass — 1.1%
Crown Holdings, Inc.†	157,796	11,295,038

Cosmetics & Toiletries — 1.7%
Colgate-Palmolive Co.	155,800	12,027,760
Estee Lauder Cos., Inc., Class A	24,581	4,855,731

		16,883,491

Data Processing/Management — 2.2%
Fidelity National Information Services, Inc.	151,408	22,152,505

Diagnostic Equipment — 3.8%
Danaher Corp.	85,892	17,504,789
Thermo Fisher Scientific, Inc.	48,285	19,987,576

		37,492,365

Diversified Banking Institutions — 5.4%
Bank of America Corp.	742,298	18,468,374
Goldman Sachs Group, Inc.	68,140	13,488,995
JPMorgan Chase & Co.	220,311	21,290,855

		53,248,224

Drug Delivery Systems — 2.3%
Becton Dickinson and Co.	80,859	22,748,871

Electric Products-Misc. — 1.3%
AMETEK, Inc.	136,514	12,729,931

Electric-Integrated — 0.6%
American Electric Power Co., Inc.	66,200	5,751,456

Security Description	Shares	Value (Note 2)
Electronic Components-Semiconductors — 2.3%
Intel Corp.	150,531	$7,184,844
Texas Instruments, Inc.	122,285	15,597,452

		22,782,296

Electronic Connectors — 0.8%
TE Connectivity, Ltd.	94,710	8,435,820

Electronic Forms — 1.9%
Adobe, Inc.†	42,935	19,076,879

Electronic Measurement Instruments — 1.2%
Fortive Corp.	171,039	12,005,227

Entertainment Software — 1.8%
Electronic Arts, Inc.†	122,883	17,402,690

Finance-Credit Card — 4.8%
Mastercard, Inc., Class A	78,560	24,238,117
Visa, Inc., Class A	122,874	23,395,209

		47,633,326

Finance-Other Services — 1.7%
Nasdaq, Inc.	129,701	17,031,038

Food-Confectionery — 1.0%
Mondelez International, Inc., Class A	178,959	9,930,435

Food-Dairy Products — 1.1%
Danone SA	156,215	10,436,536

Instruments-Controls — 1.8%
Honeywell International, Inc.	118,970	17,770,549

Insurance-Multi-line — 0.9%
Chubb, Ltd.	73,764	9,385,731

Internet Brokers — 0.5%
TD Ameritrade Holding Corp.	127,906	4,590,546

Internet Content-Entertainment — 2.1%
Facebook, Inc., Class A†	82,048	20,813,116

Medical Instruments — 2.3%
Medtronic PLC	231,664	22,350,943

Medical Labs & Testing Services — 0.6%
ICON PLC†	34,633	6,423,036

Medical-Biomedical/Gene — 0.9%
Illumina, Inc.†	23,070	8,816,431

Medical-Drugs — 8.1%
Eli Lilly & Co.	104,612	15,722,137
Johnson & Johnson	192,838	28,108,067
Merck & Co., Inc.	172,113	13,810,347
PRA Health Sciences, Inc.†	107,542	11,459,676
Zoetis, Inc.	72,876	11,053,832

		80,154,059

Networking Products — 0.7%
Cisco Systems, Inc.	143,805	6,773,216

Oil Companies-Exploration & Production — 0.8%
ConocoPhillips	153,841	5,752,115
EOG Resources, Inc.	50,369	2,359,788

		8,111,903

Pharmacy Services — 0.8%
Cigna Corp.	45,480	7,853,941

Pipelines — 1.0%
Enterprise Products Partners LP	561,531	9,882,946

336

SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Private Equity — 0.7%
Blackstone Group, Inc., Class A	126,416	$6,735,444

Real Estate Investment Trusts — 3.7%
American Tower Corp.	86,525	22,616,770
Equinix, Inc.	18,387	14,442,621

		37,059,391

Retail-Building Products — 1.6%
Home Depot, Inc.	58,798	15,610,281

Retail-Discount — 3.8%
Costco Wholesale Corp.	35,076	11,418,290
Dollar General Corp.	67,100	12,775,840
Target Corp.	107,304	13,507,428

		37,701,558

Retail-Gardening Products — 1.7%
Tractor Supply Co.	118,738	16,948,662

Retail-Restaurants — 0.8%
Starbucks Corp.	101,806	7,791,213

Semiconductor Components-Integrated Circuits — 1.0%
Analog Devices, Inc.	82,756	9,504,527

Textile-Apparel — 1.2%
LVMH Moet Hennessy Louis Vuitton SE	27,196	11,816,123

Security Description	Shares/ Principal Amount	Value (Note 2)
Transport-Rail — 1.5%
Canadian National Railway Co.	149,086	$14,579,120

Transport-Truck — 0.2%
Old Dominion Freight Line, Inc.	9,423	1,722,713

Web Portals/ISP — 5.4%
Alphabet, Inc., Class A†	26,135	38,887,573
Alphabet, Inc., Class C†	9,713	14,403,991

		53,291,564

Total Long-Term Investment Securities (cost $649,894,013)		981,013,703

SHORT-TERM INVESTMENT SECURITIES — 0.9%
U.S. Government Agencies — 0.9%
Federal Home Loan Bank Disc. Notes 0.01% due 08/03/2020 (cost $8,240,995)	$8,241,000	8,241,000

TOTAL INVESTMENTS (cost $658,135,008)(1)	100.1%	989,254,703
Liabilities in excess of other assets	(0.1)	(536,761)

NET ASSETS	100.0%	$988,717,942

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$934,040,247	$46,973,456	**	$—	$981,013,703
Short-Term Investment Securities	—	8,241,000		—	8,241,000

Total Investments at Value	$934,040,247	$55,214,456		$—	$989,254,703

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).

See Notes to Financial Statements

337

SunAmerica Series Trust SA MFS Total Return Portfolio

PORTFOLIO PROFILE — July 31, 2020 — (unaudited)

Industry Allocation*

Diversified Banking Institutions	5.9%
Federal National Mtg. Assoc.	5.0
Diversified Financial Services	4.9
Medical-Drugs	4.8
Federal Home Loan Mtg. Corp.	3.8
U.S. Government Agencies	3.5
United States Treasury Notes	3.3
Electric-Integrated	3.2
United States Treasury Bonds	2.8
Cable/Satellite TV	2.5
Electronic Components-Semiconductors	2.3
Diagnostic Equipment	2.3
Applications Software	2.3
Government National Mtg. Assoc.	2.1
Diversified Manufacturing Operations	1.9
Insurance Brokers	1.7
Uniform Mtg. Backed Securities	1.6
Medical Instruments	1.6
Food-Misc./Diversified	1.5
Pharmacy Services	1.5
Banks-Commercial	1.4
Real Estate Investment Trusts	1.4
Computer Services	1.3
Computers	1.2
Semiconductor Components-Integrated Circuits	1.2
Data Processing/Management	1.2
Tobacco	1.2
Transport-Rail	1.2
Aerospace/Defense	1.1
Auto/Truck Parts & Equipment-Original	1.1
Investment Management/Advisor Services	1.0
Chemicals-Diversified	1.0
Building Products-Wood	1.0
Retail-Discount	1.0
Instruments-Controls	1.0
Insurance-Multi-line	1.0
Pipelines	1.0
Banks-Super Regional	0.9
Building Products-Air & Heating	0.7
Finance-Other Services	0.7
Oil Companies-Exploration & Production	0.7
Drug Delivery Systems	0.7
Cellular Telecom	0.6
Medical Labs & Testing Services	0.6
Commercial Services-Finance	0.6
Medical-Wholesale Drug Distribution	0.6
Oil Companies-Integrated	0.6
Electronic Forms	0.6
Oil Refining & Marketing	0.6
Telephone-Integrated	0.6
Finance-Credit Card	0.5
Finance-Investment Banker/Broker	0.5
Beverages-Wine/Spirits	0.5
Insurance-Property/Casualty	0.5
Cosmetics & Toiletries	0.5
Food-Confectionery	0.5
Retail-Building Products	0.5
Banks-Fiduciary	0.5
Aerospace/Defense-Equipment	0.5
Consumer Products-Misc.	0.4
Beverages-Non-alcoholic	0.4

Internet Brokers	0.4%
Agricultural Operations	0.4
Retail-Restaurants	0.4
Electric-Distribution	0.4
Municipal Bonds & Notes	0.4
Web Portals/ISP	0.4
Auto-Cars/Light Trucks	0.4
Machinery-Construction & Mining	0.4
Enterprise Software/Service	0.3
Tools-Hand Held	0.3
Entertainment Software	0.3
Building Products-Cement	0.3
Brewery	0.3
Machinery-General Industrial	0.3
Machinery-Pumps	0.3
Private Equity	0.3
Metal-Diversified	0.3
Medical Products	0.3
Semiconductor Equipment	0.3
Coatings/Paint	0.3
Machinery-Farming	0.3
Investment Companies	0.2
Transport-Services	0.2
Appliances	0.2
Medical-Hospitals	0.2
E-Commerce/Services	0.2
Soap & Cleaning Preparation	0.2
Gas-Transportation	0.2
Gas-Distribution	0.2
Medical-HMO	0.2
Insurance-Reinsurance	0.2
Electronic Measurement Instruments	0.1
Electric-Transmission	0.1
Multimedia	0.1
Consulting Services	0.1
Rental Auto/Equipment	0.1
Finance-Leasing Companies	0.1
Banks-Money Center	0.1
Retail-Consumer Electronics	0.1
Hotels/Motels	0.1
Advertising Agencies	0.1
E-Commerce/Products	0.1
Agricultural Biotech	0.1
Internet Content-Information/News	0.1
Non-Hazardous Waste Disposal	0.1
Retail-Major Department Stores	0.1
Insurance-Mutual	0.1
Internet Content-Entertainment	0.1

102.4%

*	Calculated as a percentage of net assets

338

SunAmerica Series Trust SA MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 58.3%
Advertising Agencies — 0.1%
Omnicom Group, Inc.	8,356	$448,968

Aerospace/Defense — 0.9%
Lockheed Martin Corp.	5,517	2,090,777
Northrop Grumman Corp.	7,694	2,500,627

		4,591,404

Aerospace/Defense-Equipment — 0.4%
L3Harris Technologies, Inc.	10,538	1,773,861

Agricultural Biotech — 0.1%
Corteva, Inc.	13,380	382,133

Agricultural Operations — 0.4%
Archer-Daniels-Midland Co.	47,480	2,033,568

Appliances — 0.2%
Whirlpool Corp.	6,889	1,123,734

Applications Software — 2.2%
Microsoft Corp.	52,083	10,677,536

Auto/Truck Parts & Equipment-Original — 0.6%
Aptiv PLC	9,564	743,601
Lear Corp.	20,876	2,304,293

		3,047,894

Banks-Commercial — 1.1%
Truist Financial Corp.	145,124	5,436,345

Banks-Fiduciary — 0.3%
Northern Trust Corp.	8,999	705,072
State Street Corp.	12,526	799,033

		1,504,105

Banks-Super Regional — 0.9%
PNC Financial Services Group, Inc.	13,315	1,420,311
US Bancorp	83,640	3,081,298

		4,501,609

Beverages-Non-alcoholic — 0.3%
PepsiCo, Inc.	12,359	1,701,340

Beverages-Wine/Spirits — 0.4%
Diageo PLC	57,993	2,125,102

Building Products-Air & Heating — 0.7%
Johnson Controls International PLC	92,413	3,556,052

Building Products-Cement — 0.2%
Vulcan Materials Co.	7,673	900,964

Building Products-Wood — 0.9%
Masco Corp.	79,628	4,551,536

Cable/Satellite TV — 2.0%
Comcast Corp., Class A	231,606	9,912,737

Cellular Telecom — 0.3%
T-Mobile US, Inc.†	14,554	1,562,808

Chemicals-Diversified — 1.0%
DuPont de Nemours, Inc.	28,890	1,545,037
PPG Industries, Inc.	32,271	3,473,973

		5,019,010

Coatings/Paint — 0.2%
Axalta Coating Systems, Ltd.†	38,858	862,648

Commercial Services-Finance — 0.4%
Equifax, Inc.	10,621	1,726,550

Security Description	Shares	Value (Note 2)
Computer Services — 1.3%
Accenture PLC, Class A	21,332	$4,795,007
Amdocs, Ltd.	26,829	1,666,081

		6,461,088

Computers — 0.9%
Apple, Inc.	10,818	4,598,083

Consumer Products-Misc. — 0.4%
Kimberly-Clark Corp.	14,417	2,191,961

Cosmetics & Toiletries — 0.5%
Colgate-Palmolive Co.	29,613	2,286,124

Data Processing/Management — 1.1%
Fidelity National Information Services, Inc.	17,408	2,546,964
Fiserv, Inc.†	26,521	2,646,531

		5,193,495

Diagnostic Equipment — 2.0%
Danaher Corp.	30,462	6,208,156
Thermo Fisher Scientific, Inc.	8,434	3,491,254

		9,699,410

Diversified Banking Institutions — 3.8%
Bank of America Corp.	181,247	4,509,425
Goldman Sachs Group, Inc.	36,705	7,266,122
JPMorgan Chase & Co.	71,300	6,890,432

		18,665,979

Diversified Manufacturing Operations — 1.9%
3M Co.	15,863	2,386,906
Eaton Corp. PLC	59,748	5,564,331
Trane Technologies PLC	13,513	1,511,699

		9,462,936

Drug Delivery Systems — 0.5%
Becton Dickinson and Co.	7,849	2,208,238

Electric-Distribution — 0.2%
Sempra Energy	5,952	740,786

Electric-Integrated — 2.2%
Duke Energy Corp.	46,213	3,916,090
Exelon Corp.	56,628	2,186,407
Pinnacle West Capital Corp.	9,747	809,781
Public Service Enterprise Group, Inc.	14,566	814,822
Southern Co.	55,248	3,017,093

		10,744,193

Electronic Components-Semiconductors — 1.8%
Intel Corp.	89,428	4,268,399
Samsung Electronics Co., Ltd. (Preference Shares)	26,951	1,122,734
Texas Instruments, Inc.	28,725	3,663,874

		9,055,007

Electronic Forms — 0.6%
Adobe, Inc.†	6,148	2,731,679

Enterprise Software/Service — 0.3%
Oracle Corp.	30,835	1,709,801

Entertainment Software — 0.3%
Electronic Arts, Inc.†	11,115	1,574,106

Finance-Credit Card — 0.2%
Visa, Inc., Class A	5,816	1,107,366

339

SunAmerica Series Trust SA MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Finance-Investment Banker/Broker — 0.5%
Charles Schwab Corp.	80,725	$2,676,034

Finance-Other Services — 0.5%
Nasdaq, Inc.	20,387	2,677,017

Food-Confectionery — 0.5%
J.M. Smucker Co.	9,090	993,992
Mondelez International, Inc., Class A	26,268	1,457,611

		2,451,603

Food-Misc./Diversified — 1.4%
Danone SA	24,691	1,649,576
General Mills, Inc.	31,560	1,996,801
Nestle SA	26,320	3,118,269

		6,764,646

Instruments-Controls — 1.0%
Honeywell International, Inc.	31,271	4,670,949

Insurance Brokers — 1.5%
Aon PLC, Class A	21,633	4,439,524
Marsh & McLennan Cos., Inc.	14,775	1,722,765
Willis Towers Watson PLC	6,126	1,286,521

		7,448,810

Insurance-Multi-line — 0.9%
Chubb, Ltd.	34,253	4,358,352

Insurance-Property/Casualty — 0.5%
Travelers Cos., Inc.	23,252	2,660,494

Insurance-Reinsurance — 0.2%
Reinsurance Group of America, Inc.	8,958	763,669

Internet Brokers — 0.3%
TD Ameritrade Holding Corp.	45,122	1,619,429

Investment Management/Advisor Services — 0.9%
BlackRock, Inc.	3,900	2,242,539
Invesco, Ltd.	76,258	765,630
T. Rowe Price Group, Inc.	11,077	1,529,734

		4,537,903

Machinery-Construction & Mining — 0.4%
Caterpillar, Inc.	13,137	1,745,645

Machinery-Farming — 0.2%
Deere & Co.	4,324	762,364

Machinery-General Industrial — 0.2%
Otis Worldwide Corp.	12,746	799,684

Machinery-Pumps — 0.3%
Ingersoll Rand, Inc.†	45,552	1,438,988

Medical Instruments — 1.1%
Medtronic PLC	55,022	5,308,522

Medical Labs & Testing Services — 0.5%
Quest Diagnostics, Inc.	18,115	2,301,873

Medical-Drugs — 4.8%
Bayer AG	17,028	1,133,795
Eli Lilly & Co.	14,757	2,217,829
Johnson & Johnson	67,280	9,806,733
Merck & Co., Inc.	70,904	5,689,337
Pfizer, Inc.	52,646	2,025,818
Roche Holding AG	8,422	2,914,083

		23,787,595

Security Description	Shares	Value (Note 2)
Medical-Wholesale Drug Distribution — 0.6%
McKesson Corp.	19,210	$2,884,574

Metal-Diversified — 0.2%
Rio Tinto PLC	16,781	1,022,738

Oil Companies-Exploration & Production — 0.7%
ConocoPhillips	32,129	1,201,303
Hess Corp.	31,337	1,542,094
Pioneer Natural Resources Co.	6,383	618,640

		3,362,037

Oil Companies-Integrated — 0.4%
BP PLC	283,619	1,028,171
Suncor Energy, Inc.	53,519	841,872

		1,870,043

Oil Refining & Marketing — 0.2%
Valero Energy Corp.	15,195	854,415

Pharmacy Services — 1.5%
Cigna Corp.	41,340	7,139,005

Pipelines — 0.3%
Enterprise Products Partners LP	86,826	1,528,138

Private Equity — 0.3%
Blackstone Group, Inc., Class A	25,858	1,377,714

Real Estate Investment Trusts — 0.5%
EPR Properties	16,172	463,005
Public Storage	3,882	775,934
STORE Capital Corp.	55,145	1,306,385

		2,545,324

Retail-Building Products — 0.4%
Home Depot, Inc.	7,974	2,117,017

Retail-Discount — 0.8%
Target Corp.	24,011	3,022,505
Walmart, Inc.	6,080	786,752

		3,809,257

Retail-Restaurants — 0.4%
Starbucks Corp.	26,182	2,003,708

Semiconductor Components-Integrated Circuits — 1.2%
Analog Devices, Inc.	5,960	684,506
NXP Semiconductors NV	15,139	1,779,287
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	45,387	3,580,580

		6,044,373

Semiconductor Equipment — 0.3%
Applied Materials, Inc.	19,483	1,253,341

Tobacco — 1.1%
Altria Group, Inc.	9,479	390,061
Philip Morris International, Inc.	64,443	4,949,867

		5,339,928

Tools-Hand Held — 0.3%
Stanley Black & Decker, Inc.	10,832	1,660,762

Transport-Rail — 1.2%
Union Pacific Corp.	32,975	5,716,216

Transport-Services — 0.2%
United Parcel Service, Inc., Class B	7,913	1,129,660

340

SunAmerica Series Trust SA MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)
COMMON STOCKS (continued)
Web Portals/ISP — 0.4%
Alphabet, Inc., Class A†	1,257	$1,870,353

Total Common Stocks (cost $226,126,343)		286,172,336

CONVERTIBLE PREFERRED SECURITIES — 1.0%
Auto/Truck Parts & Equipment-Original — 0.2%
Aptiv PLC Series A 5.50%	8,000	817,680

Cellular Telecom — 0.2%
2020 Cash Mandatory Exchangeable.Trust 5.25%*	1,110	1,153,834

Diagnostic Equipment — 0.1%
Danaher Corp. 4.75%	263	373,229

Electric-Distribution — 0.2%
CenterPoint Energy, Inc 7.00%.	32,905	1,189,516

Medical Instruments — 0.3%
Boston Scientific Corp 5.50%	11,963	1,343,325

Total Convertible Preferred Securities (cost $5,052,326)		4,877,584

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.1%
Banks-Money Center — 0.1%
BBVA Bancomer SA Sub. Notes 6.75% due 09/30/2022* (cost $534,826)	$510,000	551,142

ASSET BACKED SECURITIES — 4.9%
Diversified Financial Services — 4.9%
ALM VII, Ltd. FRS Series 2013-7R2A, Class A1B2 1.68% (3 ML+1.40%) due 10/15/2027*(1)	890,000	859,570
American Tower Trust I Series 13, Class 2A 3.07% due 03/15/2048*	574,000	589,919
AREIT Trust FRS Series 2018-CRE2, Class A 1.16% (1 ML+0.98%) due 11/14/2035*(2)	369,040	362,812
AREIT Trust FRS Series 2019-CRE3, Class AS 1.48% (1 ML+1.30%) due 09/14/2036*(2)	687,500	649,275
Avis Budget Rental Car Funding AESOP LLC Series 2019-1A, Class A 3.45% due 03/20/2023*	770,000	773,818
Bancorp Commercial Mtg. Trust FRS Series 2018-CRE4, Class A 1.07% (1 ML+0.90%) due 09/15/2035*(2)	268,662	259,287
Bancorp Commercial Mtg. Trust FRS Series 2019-CRE6, Class AS 1.47% (1 ML+1.30%) due 09/15/2036*(2)	706,171	678,466

Security Description	Principal Amount	Value (Note 2)
Diversified Financial Services (continued)
BANK Series 2019-BN17, Class A4 3.71% due 04/15/2052(2)	$557,000	$652,842
Bayview Financial Revolving Mtg. Loan Trust FRS Series 2005-E, Class M1 1.77% (1 ML+1.60%) due 12/28/2040*	186,534	191,897
BDS, Ltd. FRS Series 2019-FL4, Class A 1.28% (1 ML+1.10%) due 08/15/2036*	494,000	480,553
BDS, Ltd. FRS Series 2018-FL2, Class B 1.58% (1 ML+1.40%) due 08/15/2035*(2)	843,000	818,974
Chesapeake Funding II LLC Series 2018-1A, Class A1 3.04% due 04/15/2030*	148,847	152,097
COMM Mtg. Trust Series 2015-LC21, Class A4 3.71% due 07/10/2048(2)	821,121	905,317
CSAIL Commercial Mtg. Trust Series 2015-C2, Class A4 3.50% due 06/15/2057(2)	467,518	506,953
Cutwater, Ltd. FRS Series 2015-1A, Class AR 1.50% (3 ML+1.22%) due 01/15/2029*(1)	874,467	861,947
Dryden 55 CLO, Ltd. FRS Series 2018-55A, Class A1 1.30% (3 ML+1.02%) due 04/15/2031*(1)	882,000	863,166
Dryden Senior Loan Fund FRS Series 2013-26A, Class AR 1.18% (3 ML+0.90%) due 04/15/2029*(1)	412,000	404,977
Exantas Capital Corp., Ltd. FRS Series 2019-RSO7, Class A 1.18% (1 ML+1.00%) due 04/15/2036*(2)	80,353	77,742
Exeter Automobile Receivables Trust Series 2020-1A, Class B 2.26% due 04/15/2024*	145,000	146,847
Figueroa CLO, Ltd. FRS Series 2014-1A, Class BR 1.78% (3 ML+1.50%) due 01/15/2027*(1)	270,000	265,033
FORT CRE LLC FRS Series 2018-1A, Class A1 1.53% (1 ML+1.35%) due 11/16/2035*	325,000	318,500
GLS Auto Receivables Issuer Trust Series 2020-1A, Class A 2.17% due 02/15/2024*	191,073	193,324
GMAC Mtg. Corp. Loan Trust VRS Series 2006-HE3, Class A3 5.81% due 10/25/2036(3)	48,376	50,186
GS Mtg. Securities Trust Series 2019-GSA1, Class A4 3.05% due 11/10/2052(2)	448,828	502,664

341

SunAmerica Series Trust SA MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
GS Mtg. Securities Trust Series 2015-GC30, Class A4 3.38% due 05/10/2050(2)	$879,375	$957,182
JPMBB Commercial Mtg. Securities Trust Series 2015-C28, Class A4 3.23% due 10/15/2048(2)	635,131	688,007
JPMBB Commercial Mtg. Securities Trust Series 2014-C26, Class A4 3.49% due 01/15/2048(2)	1,010,000	1,102,061
KREF, Ltd. FRS Series 2018-FL1, Class A 1.28% (1 ML+1.10%) due 06/15/2036*	433,500	427,539
MF1, Ltd. FRS Series 2019-FL2, Class A 1.30% (1 ML+1.13%) due 12/25/2034*(2)	885,000	867,300
Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C34, Class A4 3.54% due 11/15/2052(2)	324,355	364,167
Morgan Stanley Capital I Trust Series 2017-H1, Class A5 3.53% due 06/15/2050(2)	294,880	329,812
Mountain Hawk III CLO, Ltd. FRS Series 2014-3A, Class BR 2.07% (3 ML+1.80%) due 04/18/2025*(1)	905,390	894,564
Navistar Financial Dealer Note Master Owner Trust II FRS Series 2018-1, Class A 0.80% (1 ML+0.63%) due 09/25/2023*	528,000	527,803
Neuberger Berman CLO XX, Ltd. FRS Series 2015-20A, Class AR 1.08% (3 ML+0.80%) due 01/15/2028*(1)	364,694	359,197
Residential Funding Mtg. Securities II, Inc. VRS Series 2005-HS2, Class AI3 5.32% due 12/25/2035(3)	61,042	61,061
Santander Retail Auto Lease Trust Series 2020-A, Class B 1.88% due 03/20/2024*	339,000	344,032
UBS Commercial Mtg. Trust Series 2019-C17, Class A4 2.92% due 10/15/2052(2)	502,983	553,002
Venture XII CLO, Ltd. FRS Series 2012-12A, Class BRR 1.57% (3 ML+1.20%) due 02/28/2026*(1)	964,000	927,687
Verizon Owner Trust Series 2020-A, Class B 1.98% due 07/22/2024	540,000	554,059
Veros Automobile Receivables Trust Series 2020-1, Class A 1.67% due 09/15/2023*	365,691	365,803
Wells Fargo Commercial Mtg. Trust Series 2019-C54, Class A4 3.15% due 12/15/2052(2)	1,871,902	2,111,104

Security Description	Principal Amount	Value (Note 2)
Diversified Financial Services (continued)
Wells Fargo Commercial Mtg. Trust Series 2015-C28, Class A4 3.54% due 05/15/2048(2)	$893,749	$983,814

Total Asset Backed Securities (cost $23,506,996)		23,984,360

U.S. CORPORATE BONDS & NOTES — 13.6%
Aerospace/Defense — 0.1%
Lockheed Martin Corp. Senior Notes 2.80% due 06/15/2050	88,000	99,214
United Technologies Corp. Senior Notes 4.13% due 11/16/2028	350,000	420,548

		519,762

Aerospace/Defense-Equipment — 0.1%
L3Harris Technologies, Inc. Senior Notes 3.85% due 06/15/2023	494,000	538,135

Applications Software — 0.1%
Microsoft Corp. Senior Bonds 2.53% due 06/01/2050	458,000	502,755

Athletic Footwear — 0.0%
NIKE, Inc. Senior Notes 3.25% due 03/27/2040	179,000	211,239

Auto-Cars/Light Trucks — 0.4%
General Motors Co. Senior Notes 6.75% due 04/01/2046	234,000	282,229
General Motors Financial Co., Inc. Senior Notes 2.75% due 06/20/2025	237,000	244,533
General Motors Financial Co., Inc. Company Guar. Notes 4.35% due 04/09/2025	124,000	133,928
Hyundai Capital America Senior Notes 2.65% due 02/10/2025*	218,000	223,098
Hyundai Capital America Senior Notes 3.00% due 02/10/2027*	374,000	386,311
Toyota Motor Credit Corp. Senior Notes 3.38% due 04/01/2030	262,000	310,931
Volkswagen Group of America Finance LLC Company Guar. Notes 3.35% due 05/13/2025*	205,000	223,729

		1,804,759

Auto/Truck Parts & Equipment-Original — 0.2%
Lear Corp. Senior Notes 3.80% due 09/15/2027	500,000	525,030
Lear Corp. Senior Notes 4.25% due 05/15/2029	242,000	258,216

		783,246

342

SunAmerica Series Trust SA MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Banks-Commercial — 0.1%
PNC Bank NA Sub. Notes 2.70% due 10/22/2029	$250,000	$274,342
Truist Bank Sub. Notes 2.25% due 03/11/2030	326,000	344,415

		618,757

Banks-Fiduciary — 0.2%
Bank of New York Mellon Corp. Senior Notes 1.60% due 04/24/2025	421,000	440,389
National Securities Clearing Corp. Senior Notes 1.50% due 04/23/2025*	295,000	306,715
State Street Corp. Senior Notes 2.90% due 03/30/2026*	94,000	102,647

		849,751

Beverages-Non-alcoholic — 0.1%
Keurig Dr Pepper, Inc. Company Guar. Notes 3.20% due 05/01/2030	83,000	94,216
Keurig Dr Pepper, Inc. Company Guar. Notes 3.80% due 05/01/2050	169,000	209,024
PepsiCo, Inc. Senior Notes 3.50% due 03/19/2040	131,000	163,568

		466,808

Brewery — 0.3%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 8.00% due 11/15/2039	464,000	744,812
Constellation Brands, Inc. Company Guar. Notes 3.50% due 05/09/2027	665,000	757,302

		1,502,114

Building Products-Cement — 0.1%
CRH America Finance, Inc. Company Guar. Notes 4.50% due 04/04/2048*	223,000	258,054
Martin Marietta Materials, Inc. Senior Notes 2.50% due 03/15/2030	52,000	54,663
Martin Marietta Materials, Inc. Senior Notes 3.50% due 12/15/2027	182,000	203,090
Vulcan Materials Co. Senior Notes 3.50% due 06/01/2030	88,000	98,807

		614,614

Building Products-Wood — 0.1%
Masco Corp. Senior Notes 4.38% due 04/01/2026	381,000	442,143

Security Description	Principal Amount	Value (Note 2)
Cable/Satellite TV — 0.5%
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.91% due 07/23/2025	$449,000	$521,338
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.38% due 05/01/2047	99,000	125,356
Comcast Corp. Company Guar. Notes 2.80% due 01/15/2051	213,000	230,580
Comcast Corp. Company Guar. Notes 3.45% due 02/01/2050	353,000	428,173
Time Warner Entertainment Co. LP Senior Sec. Notes 8.38% due 07/15/2033	700,000	1,093,086

		2,398,533

Casino Hotels — 0.0%
Las Vegas Sands Corp. Senior Notes 3.90% due 08/08/2029	209,000	209,205

Cellular Telecom — 0.2%
T-Mobile USA, Inc. Senior Sec. Notes 2.05% due 02/15/2028*	363,000	372,870
T-Mobile USA, Inc. Senior Sec. Notes 4.50% due 04/15/2050*	45,000	56,176

		429,046

Coatings/Paint — 0.1%
Sherwin-Williams Co. Senior Notes 4.50% due 06/01/2047	250,000	335,037

Commercial Services — 0.0%
RELX Capital, Inc. Company Guar. Notes 3.00% due 05/22/2030	143,000	158,710

Computers — 0.3%
Apple, Inc. Senior Notes 2.05% due 09/11/2026	88,000	94,878
Apple, Inc. Senior Notes 2.85% due 05/11/2024	438,000	473,844
Apple, Inc. Senior Notes 3.35% due 02/09/2027	142,000	163,743
Apple, Inc. Senior Notes 3.85% due 05/04/2043	228,000	297,082
Apple, Inc. Senior Notes 3.85% due 08/04/2046	219,000	285,182
Dell International LLC/EMC Corp. Senior Sec. Notes 4.90% due 10/01/2026*	369,000	416,314

		1,731,043

343

SunAmerica Series Trust SA MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Consulting Services — 0.1%
Verisk Analytics, Inc. Senior Notes 4.13% due 03/15/2029	$492,000	$594,170

Consumer Products-Misc. — 0.0%
Kimberly-Clark Corp. Senior Notes 3.10% due 03/26/2030	59,000	68,722

Cosmetics & Toiletries — 0.0%
Estee Lauder Cos., Inc. Senior Notes 2.60% due 04/15/2030	212,000	235,809

Data Processing/Management — 0.1%
Fiserv, Inc. Senior Notes 2.65% due 06/01/2030	98,000	106,873
Fiserv, Inc. Senior Notes 4.40% due 07/01/2049	331,000	444,414

		551,287

Diagnostic Equipment — 0.2%
Thermo Fisher Scientific, Inc. Senior Notes 2.95% due 09/19/2026	527,000	590,511
Thermo Fisher Scientific, Inc. Senior Notes 3.20% due 08/15/2027	553,000	630,276

		1,220,787

Diversified Banking Institutions — 2.1%
Bank of America Corp. Senior Notes 2.68% due 06/19/2041	456,000	485,573
Bank of America Corp. Senior Notes 3.00% due 12/20/2023	334,000	351,996
Bank of America Corp. Senior Notes 3.37% due 01/23/2026	363,000	400,669
Bank of America Corp. Senior Notes 3.50% due 04/19/2026	304,000	344,805
Bank of America Corp. Senior Notes 4.10% due 07/24/2023	800,000	883,762
Bank of America Corp. Senior Notes 4.13% due 01/22/2024	898,000	1,002,052
Citigroup, Inc. Senior Notes 2.67% due 01/29/2031	657,000	702,332
Goldman Sachs Group, Inc. Senior Notes 2.60% due 02/07/2030	657,000	705,332
JPMorgan Chase & Co. Sub. Notes 2.96% due 05/13/2031	129,000	140,505
JPMorgan Chase & Co. Senior Notes 3.11% due 04/22/2041	657,000	744,989

Security Description	Principal Amount	Value (Note 2)
Diversified Banking Institutions (continued)
JPMorgan Chase & Co. Senior Notes 3.20% due 01/25/2023	$1,084,000	$1,156,942
JPMorgan Chase & Co. Senior Notes 3.78% due 02/01/2028	1,137,000	1,305,650
JPMorgan Chase & Co. Senior Notes 3.90% due 01/23/2049	246,000	316,952
Morgan Stanley Senior Notes 2.70% due 01/22/2031	962,000	1,048,860
Morgan Stanley Senior Notes 3.13% due 01/23/2023	74,000	78,652
Morgan Stanley Senior Notes 3.88% due 04/29/2024	338,000	376,903
Morgan Stanley Senior Notes 4.00% due 07/23/2025	248,000	285,903

		10,331,877

Drug Delivery Systems — 0.2%
Becton Dickinson and Co. Senior Notes 3.13% due 11/08/2021	212,000	218,791
Becton Dickinson and Co. Senior Notes 4.67% due 06/06/2047	404,000	541,336

		760,127

E-Commerce/Products — 0.1%
Amazon.com, Inc. Senior Notes 2.50% due 06/03/2050	366,000	399,124

E-Commerce/Services — 0.2%
Booking Holdings, Inc. Senior Notes 4.50% due 04/13/2027	106,000	125,165
Priceline Group, Inc. Senior Notes 2.75% due 03/15/2023	809,000	855,444

		980,609

Electric-Integrated — 0.9%
Berkshire Hathaway Energy Co. Senior Notes 4.25% due 10/15/2050*	60,000	82,109
Duke Energy Corp. Senior Notes 2.65% due 09/01/2026	82,000	90,211
Evergy, Inc. Senior Notes 2.90% due 09/15/2029	374,000	413,737
Exelon Corp. Senior Notes 4.05% due 04/15/2030	441,000	529,055
FirstEnergy Corp. Senior Notes 3.40% due 03/01/2050	249,000	255,383

344

SunAmerica Series Trust SA MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Electric-Integrated (continued)
Georgia Power Co. Senior Notes 3.70% due 01/30/2050	$34,000	$40,812
Jersey Central Power & Light Co. Senior Notes 4.30% due 01/15/2026*	300,000	351,146
Midamerican Energy Holdings Co. Senior Notes 3.75% due 11/15/2023	410,000	451,453
Northern States Power Co. 1st Mtg. Bonds 2.60% due 06/01/2051	436,000	479,494
Pacific Gas & Electric Co. 1st Mtg. Notes 2.10% due 08/01/2027	111,000	110,753
Pacific Gas & Electric Co. 1st Mtg. Bonds 3.30% due 08/01/2040	213,000	215,749
PPL Capital Funding, Inc. Company Guar. Notes 3.40% due 06/01/2023	530,000	564,076
PPL Capital Funding, Inc. Company Guar. Notes 5.00% due 03/15/2044	180,000	234,107
Xcel Energy, Inc. Senior Notes 3.40% due 06/01/2030	224,000	263,222
Xcel Energy, Inc. Senior Notes 3.50% due 12/01/2049	265,000	323,493

		4,404,800

Electric-Transmission — 0.1%
Oncor Electric Delivery Co. LLC Senior Sec. Notes 5.75% due 03/15/2029	495,000	665,496

Electronic Components-Semiconductors — 0.5%
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.50% due 01/15/2028	618,000	670,835
Broadcom, Inc. Company Guar. Notes 4.15% due 11/15/2030*	137,000	153,880
Broadcom, Inc. Company Guar. Notes 4.25% due 04/15/2026*	273,000	308,366
Broadcom, Inc. Company Guar. Notes 4.30% due 11/15/2032*	356,000	408,332
Intel Corp. Senior Notes 4.75% due 03/25/2050	490,000	710,627

		2,252,040

Electronic Measurement Instruments — 0.1%
Roper Technologies, Inc. Senior Notes 2.00% due 06/30/2030	348,000	362,960
Roper Technologies, Inc. Senior Notes 2.95% due 09/15/2029	110,000	123,406

Security Description	Principal Amount	Value (Note 2)
Electronic Measurement Instruments (continued)
Roper Technologies, Inc. Senior Notes 4.20% due 09/15/2028	$174,000	$210,785

		697,151

Finance-Credit Card — 0.3%
Capital One Financial Corp. Senior Notes 3.75% due 03/09/2027	390,000	438,378
Visa, Inc. Senior Notes 3.15% due 12/14/2025	970,000	1,094,156
Western Union Co. Senior Notes 2.85% due 01/10/2025	133,000	139,998

		1,672,532

Finance-Other Services — 0.2%
Intercontinental Exchange, Inc. Senior Notes 2.10% due 06/15/2030	493,000	522,013
Intercontinental Exchange, Inc. Company Guar. Notes 2.35% due 09/15/2022	84,000	87,252
Intercontinental Exchange, Inc. Company Guar. Notes 4.00% due 10/15/2023	219,000	243,346

		852,611

Food-Misc./Diversified — 0.1%
General Mills, Inc. Senior Notes 2.88% due 04/15/2030	102,000	114,326
General Mills, Inc. Senior Notes 4.00% due 04/17/2025	489,000	559,415

		673,741

Gas-Distribution — 0.2%
East Ohio Gas Co. Senior Notes 2.00% due 06/15/2030*	306,000	322,549
NiSource, Inc. Senior Notes 2.95% due 09/01/2029	336,000	374,973
NiSource, Inc. Senior Notes 5.65% due 02/01/2045	110,000	161,157

		858,679

Hotels/Motels — 0.1%
Marriott International, Inc. Senior Notes 4.00% due 04/15/2028	427,000	432,046
Marriott International, Inc. Senior Notes 4.63% due 06/15/2030	58,000	62,163

		494,209

Insurance Brokers — 0.2%
Aon Corp. Company Guar. Notes 3.75% due 05/02/2029	521,000	611,088

345

SunAmerica Series Trust SA MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Insurance Brokers (continued)
Marsh & McLennan Cos., Inc. Senior Notes 4.75% due 03/15/2039	$188,000	$263,881

		874,969

Insurance-Multi-line — 0.1%
Hartford Financial Services Group, Inc. Senior Notes 3.60% due 08/19/2049	214,000	248,812

Insurance-Mutual — 0.1%
Liberty Mutual Group, Inc. Company Guar. Notes 3.95% due 10/15/2050*	250,000	291,021

Internet Brokers — 0.1%
E*TRADE Financial Corp. Senior Notes 2.95% due 08/24/2022	155,000	162,556
E*TRADE Financial Corp. Senior Notes 4.50% due 06/20/2028	220,000	258,962

		421,518

Internet Content-Entertainment — 0.1%
Netflix, Inc. Senior Notes 4.88% due 06/15/2030*	244,000	286,846

Investment Management/Advisor Services — 0.1%
Raymond James Financial, Inc. Senior Notes 4.95% due 07/15/2046	487,000	628,793

Machinery-Farming — 0.1%
CNH Industrial Capital LLC Company Guar. Notes 4.20% due 01/15/2024	379,000	408,610

Machinery-General Industrial — 0.1%
Wabtec Corp. Company Guar. Notes 4.95% due 09/15/2028	405,000	462,815
Westinghouse Air Brake Company Guar. Notes 3.20% due 06/15/2025	185,000	193,260

		656,075

Medical Instruments — 0.2%
Alcon Finance Corp. Company Guar. Notes 2.60% due 05/27/2030*	200,000	215,214
Alcon Finance Corp. Company Guar. Notes 3.80% due 09/23/2049*	312,000	380,052
Boston Scientific Corp. Senior Notes 3.75% due 03/01/2026	539,000	620,741

		1,216,007

Medical Labs & Testing Services — 0.1%
Laboratory Corp. of America Holdings Senior Notes 3.20% due 02/01/2022	133,000	138,142

Security Description	Principal Amount	Value (Note 2)
Medical Labs & Testing Services (continued)
Laboratory Corp. of America Holdings Senior Notes 4.70% due 02/01/2045	$380,000	$504,007

		642,149

Medical Products — 0.3%
Abbott Laboratories Senior Notes 4.90% due 11/30/2046	422,000	641,459
Zimmer Biomet Holdings, Inc. Senior Notes 3.55% due 04/01/2025	603,000	666,985

		1,308,444

Medical-HMO — 0.2%
UnitedHealth Group, Inc. Senior Notes 3.50% due 08/15/2039	166,000	203,555
UnitedHealth Group, Inc. Senior Notes 3.70% due 08/15/2049	438,000	562,704

		766,259

Medical-Hospitals — 0.2%
HCA, Inc. Senior Sec. Notes 5.13% due 06/15/2039	553,000	702,645
Northwell Healthcare, Inc. Sec. Notes 3.98% due 11/01/2046	35,000	40,187
Northwell Healthcare, Inc. Sec. Notes 4.26% due 11/01/2047	279,000	329,080

		1,071,912

Metal-Diversified — 0.1%
Glencore Funding LLC Company Guar. Notes 4.13% due 05/30/2023*	292,000	313,638

Multimedia — 0.1%
Walt Disney Co. Company Guar. Notes 3.50% due 05/13/2040	335,000	384,959
Walt Disney Co. Company Guar. Notes 3.60% due 01/13/2051	205,000	240,695

		625,654

Non-Hazardous Waste Disposal — 0.1%
Republic Services, Inc. Senior Notes 3.95% due 05/15/2028	277,000	332,566

Oil Refining & Marketing — 0.4%
Marathon Petroleum Corp. Senior Notes 4.75% due 09/15/2044	249,000	284,415
Phillips 66 Company Guar. Notes 2.15% due 12/15/2030	785,000	778,028
Valero Energy Corp. Senior Notes 4.90% due 03/15/2045	563,000	692,042

		1,754,485

346

SunAmerica Series Trust SA MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Pharmacy Services — 0.0%
Cigna Corp. Senior Notes 3.20% due 03/15/2040	$127,000	$142,066

Pipelines — 0.6%
Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 3.70% due 11/15/2029*	348,000	367,944
Enterprise Products Operating LLC Company Guar. Notes 4.20% due 01/31/2050	176,000	204,552
Kinder Morgan Energy Partners LP Company Guar. Notes 4.15% due 02/01/2024	520,000	571,836
ONEOK, Inc. Company Guar. Notes 4.95% due 07/13/2047	542,000	528,797
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 3.80% due 09/15/2030	359,000	359,434
Sabine Pass Liquefaction LLC Senior Sec. Notes 4.50% due 05/15/2030*	118,000	136,122
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.00% due 03/15/2027	354,000	405,013
Spectra Energy Partners LP Company Guar. Notes 3.38% due 10/15/2026	190,000	209,548

		2,783,246

Real Estate Investment Trusts — 0.9%
American Tower Corp. Senior Notes 3.00% due 06/15/2023	209,000	223,449
American Tower Corp. Senior Notes 3.10% due 06/15/2050	360,000	396,603
American Tower Corp. Senior Notes 3.60% due 01/15/2028	253,000	289,385
Brixmor Operating Partnership LP Senior Notes 4.05% due 07/01/2030	286,000	301,089
Crown Castle International Corp. Senior Notes 1.35% due 07/15/2025	161,000	164,382
Crown Castle International Corp. Senior Notes 3.65% due 09/01/2027	589,000	675,904
Equinix, Inc. Senior Notes 1.80% due 07/15/2027	416,000	427,544
Equinix, Inc. Senior Notes 2.63% due 11/18/2024	653,000	697,757
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.30% due 01/15/2029	360,000	400,849
Prologis LP Senior Notes 2.25% due 04/15/2030	165,000	178,659

Security Description	Principal Amount	Value (Note 2)
Real Estate Investment Trusts (continued)
Realty Income Corp. Senior Notes 3.25% due 01/15/2031	$131,000	$146,991
VEREIT Operating Partnership LP Company Guar. Notes 3.10% due 12/15/2029	355,000	359,569

		4,262,181

Rental Auto/Equipment — 0.1%
ERAC USA Finance LLC Company Guar. Notes 7.00% due 10/15/2037*	431,000	593,971

Retail-Building Products — 0.1%
Home Depot, Inc. Senior Notes 3.90% due 06/15/2047	253,000	328,435

Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc. Senior Notes 4.45% due 10/01/2028	459,000	541,592

Retail-Discount — 0.2%
Costco Wholesale Corp. Senior Notes 1.75% due 04/20/2032	438,000	458,545
Target Corp. Senior Notes 2.25% due 04/15/2025	660,000	710,372

		1,168,917

Retail-Major Department Stores — 0.1%
TJX Cos, Inc. Senior Notes 3.75% due 04/15/2027	88,000	102,113
TJX Cos, Inc. Senior Notes 3.88% due 04/15/2030	105,000	126,613
TJX Cos, Inc. Senior Notes 4.50% due 04/15/2050	75,000	103,281

		332,007

Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc. Company Guar. Notes 3.84% due 05/01/2025*	120,000	133,324

Telephone-Integrated — 0.5%
AT&T, Inc. Senior Notes 3.00% due 06/30/2022	523,000	546,112
AT&T, Inc. Senior Notes 5.45% due 03/01/2047	344,000	464,739
Verizon Communications, Inc. Senior Notes 4.27% due 01/15/2036	437,000	561,244
Verizon Communications, Inc. Senior Notes 4.81% due 03/15/2039	528,000	722,841

		2,294,936

347

SunAmerica Series Trust SA MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Tobacco — 0.1%
BAT Capital Corp. Company Guar. Notes 4.70% due 04/02/2027	$88,000	$102,563
BAT Capital Corp. Company Guar. Notes 4.91% due 04/02/2030	243,000	293,141

		395,704

Total U.S. Corporate Bonds & Notes (cost $58,946,249)		66,653,565

FOREIGN CORPORATE BONDS & NOTES — 2.0%
Aerospace/Defense — 0.1%
BAE Systems PLC Senior Notes 3.40% due 04/15/2030*	224,000	252,557

Auto/Truck Parts & Equipment-Original — 0.1%
Magna International, Inc. Senior Notes 2.45% due 06/15/2030	507,000	538,694

Banks-Commercial — 0.2%
Banco de Credito del Peru Senior Notes 5.38% due 09/16/2020	522,000	524,579
Royal Bank of Canada Senior Notes 1.15% due 06/10/2025	632,000	644,660

		1,169,239

Beverages-Wine/Spirits — 0.1%
Diageo Capital PLC Company Guar. Notes 2.38% due 10/24/2029	499,000	544,467

Commercial Services-Finance — 0.2%
Experian Finance PLC Company Guar. Notes 4.25% due 02/01/2029*	336,000	401,981
IHS Markit, Ltd. Senior Notes 3.63% due 05/01/2024	77,000	82,890
IHS Markit, Ltd. Company Guar. Notes 4.00% due 03/01/2026*	395,000	440,662
IHS Markit, Ltd. Senior Notes 4.25% due 05/01/2029	115,000	136,405
IHS Markit, Ltd. Company Guar. Notes 4.75% due 02/15/2025*	128,000	145,075

		1,207,013

Electric-Integrated — 0.1%
Enel Finance International NV Company Guar. Notes 4.88% due 06/14/2029*	237,000	291,274

Finance-Leasing Companies — 0.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 3.65% due 07/21/2027	150,000	136,375

Security Description	Principal Amount	Value (Note 2)
Finance-Leasing Companies (continued)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 4.88% due 01/16/2024	$150,000	$152,373
Avolon Holdings Funding, Ltd. Company Guar. Notes 3.25% due 02/15/2027*	168,000	142,703
Avolon Holdings Funding, Ltd. Company Guar. Notes 4.38% due 05/01/2026*	154,000	136,246

		567,697

Gas-Transportation — 0.2%
APT Pipelines, Ltd. Company Guar. Notes 4.20% due 03/23/2025*	774,000	855,358
APT Pipelines, Ltd. Company Guar. Notes 4.25% due 07/15/2027*	58,000	65,411

		920,769

Insurance-Life/Health — 0.0%
AIA Group, Ltd. Senior Notes 3.38% due 04/07/2030*	200,000	223,534

Internet Content-Information/News — 0.1%
Tencent Holdings, Ltd. Senior Notes 2.39% due 06/03/2030*	367,000	381,416

Investment Companies — 0.2%
Temasek Financial I, Ltd. Company Guar. Notes 2.38% due 01/23/2023*	1,110,000	1,159,270

Oil Companies-Integrated — 0.2%
Eni SpA Senior Notes 4.75% due 09/12/2028*	418,000	486,716
Total Capital International SA Company Guar. Notes 3.13% due 05/29/2050	397,000	447,002

		933,718

Pipelines — 0.1%
Enbridge, Inc. Company Guar. Notes 2.50% due 01/15/2025	222,000	234,252

Soap & Cleaning Preparation — 0.2%
Reckitt Benckiser Treasury Services PLC Company Guar. Notes 2.75% due 06/26/2024*	219,000	236,188
Reckitt Benckiser Treasury Services PLC Company Guar. Notes 3.63% due 09/21/2023*	650,000	703,744

		939,932

Telephone-Integrated — 0.1%
Deutsche Telekom AG Senior Notes 3.63% due 01/21/2050*	259,000	305,904

Total Foreign Corporate Bonds & Notes (cost $8,909,373)		9,669,736

348

SunAmerica Series Trust SA MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT AGENCIES — 12.5%
Federal Home Loan Mtg. Corp. — 3.8%
2.50% due 08/01/2040	$72,093	$76,949
3.00% due 01/01/2038	365,803	388,609
3.00% due 03/01/2043	256,131	278,590
3.00% due 04/01/2043	585,277	642,868
3.00% due 05/01/2043	523,174	575,092
3.00% due 05/01/2046	247,999	269,662
3.00% due 10/01/2046	493,423	536,526
3.00% due 11/01/2046	657,946	715,420
3.00% due 12/01/2046	77,834	82,694
3.00% due 03/01/2048	306,977	325,054
3.00% due 05/01/2050	98,070	107,682
3.00% due 07/01/2050	25,582	27,627
3.50% due 11/01/2037	239,666	254,843
3.50% due 05/01/2038	72,498	76,357
3.50% due 02/01/2042	220,704	242,696
3.50% due 04/01/2042	163,098	182,681
3.50% due 12/01/2042	378,498	418,188
3.50% due 04/01/2043	103,763	114,762
3.50% due 07/01/2043	20,385	22,111
3.50% due 08/01/2043	240,923	260,787
3.50% due 12/01/2045	263,629	281,449
3.50% due 11/01/2046	192,447	204,932
3.50% due 12/01/2046	790,540	841,310
3.50% due 01/01/2047	634,507	675,765
4.00% due 08/01/2037	47,295	51,018
4.00% due 11/01/2040	269,158	295,539
4.00% due 01/01/2041	564,353	619,773
4.00% due 04/01/2044	174,713	191,736
4.00% due 08/01/2047	411,742	439,515
4.50% due 08/01/2024	49,662	52,809
4.50% due 04/01/2035	14,713	16,067
4.50% due 07/01/2039	111,286	123,748
4.50% due 09/01/2039	49,818	55,392
4.50% due 10/01/2039	28,262	31,417
4.50% due 12/01/2039	43,410	48,258
4.50% due 05/01/2042	78,901	87,664
5.00% due 09/01/2033	62,725	72,008
5.00% due 03/01/2034	29,296	33,555
5.00% due 04/01/2034	11,391	13,075
5.00% due 08/01/2035	15,501	17,758
5.00% due 10/01/2035	39,343	45,130
5.00% due 11/01/2035	97,352	111,505
5.00% due 12/01/2036	19,270	22,104
5.00% due 07/01/2039	143,048	164,300
5.50% due 12/01/2033	53,163	62,193
5.50% due 01/01/2034	63,747	74,659
5.50% due 04/01/2034	8,690	9,598
5.50% due 11/01/2034	4,965	5,585
5.50% due 05/01/2035	12,262	13,669
5.50% due 09/01/2035	16,272	18,186
5.50% due 10/01/2035	7,276	8,064
6.00% due 05/01/2021	211	212
6.00% due 10/01/2021	5,071	5,130
6.00% due 04/01/2034	39,728	45,040
6.00% due 07/01/2034	32,019	37,450
6.00% due 08/01/2034	82,752	97,401
6.00% due 09/01/2034	4,635	5,158
6.00% due 07/01/2035	20,908	24,716
6.00% due 08/01/2035	17,724	20,910
6.00% due 11/01/2035	19,973	23,025
6.00% due 03/01/2036	9,044	10,091
6.00% due 07/01/2030	10,130	11,294

Security Description	Principal Amount	Value (Note 2)
Federal Home Loan Mtg. Corp. (continued)
6.00% due 10/01/2036	$18,323	$21,049
6.00% due 01/01/2037	23,543	27,643
6.00% due 03/01/2037	7,594	8,450
6.00% due 05/01/2037	36,686	42,000
6.00% due 06/01/2037	19,140	22,497
6.50% due 05/01/2034	6,351	7,273
6.50% due 06/01/2034	29,252	33,492
6.50% due 08/01/2034	35,084	39,076
6.50% due 10/01/2034	18,221	20,945
6.50% due 11/01/2034	1,260	1,403
6.50% due 05/01/2037	15,290	17,029
6.50% due 07/01/2037	16,165	18,259
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs.
Series K026, Class A2 2.51% due 11/25/2022(2)	308,000	320,581
Series K042, Class A2 2.67% due 12/25/2024(2)	320,000	346,775
Series K718, Class A2 2.79% due 01/25/2022(2)	299,000	306,561
Series K049, Class A2 3.01% due 07/25/2025(2)	83,000	91,775
Series K028, Class A2 3.11% due 02/25/2023(2)	439,000	464,881
Series K066, Class A2 3.12% due 06/25/2027(2)	220,000	250,842
Series K052, Class A2 3.15% due 11/25/2025(2)	198,000	220,984
Series K041, Class A2 3.17% due 10/25/2024(2)	267,000	293,969
Series K068, Class A2 3.24% due 08/25/2027(2)	155,000	178,743
Series K071, Class A2 3.29% due 11/25/2027(2)	494,000	571,949
Series K029, Class A2 3.32% due 02/25/2023(2)	143,000	152,082
Series K062, Class A2 3.41% due 12/25/2026(2)	154,000	177,262
Series K076, Class A2 3.90% due 04/25/2028(2)	330,000	397,756
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K071, Class XAM 0.20% due 11/25/2027(2)(3)(4)	3,192,000	50,094
Series K070, Class XAM 0.24% due 12/25/2027(2)(3)(4)	1,984,000	38,416
Series K721, Class XAM 0.27% due 11/25/2024(2)(3)(4)	3,013,000	36,785
Series K069, Class XAM 0.28% due 09/25/2027(2)(3)(4)	2,042,000	43,199
Series K072, Class XAM 0.29% due 12/25/2027(2)(3)(4)	2,208,000	48,444
Series K071, Class X1 0.29% due 11/25/2027(2)(3)(4)	2,273,295	43,629
Series K154, Class X1 0.31% due 11/25/2032(2)(3)(4)	1,728,478	51,328
Series K728, Class XAM 0.31% due 08/25/2024(2)(3)(4)	2,996,000	41,961
Series K070, Class X1 0.33% due 11/25/2027(2)(3)(4)	2,054,710	46,196

349

SunAmerica Series Trust SA MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal Home Loan Mtg. Corp. (continued)
Series K068, Class XAM 0.33% due 08/25/2027(2)(3)(4)	$1,898,000	$46,291
Series K729, Class X1 0.36% due 10/25/2024(2)(3)(4)	3,989,324	50,085
Series K069, Class X1 0.36% due 09/25/2027(2)(3)(4)	1,676,750	40,574
Series K072, Class X1 0.37% due 12/25/2027(2)(3)(4)	3,517,378	87,379
Series K728, Class X1 0.41% due 08/25/2024(2)(3)(4)	5,509,975	76,108
Series K068, Class X1 0.43% due 08/25/2027(2)(3)(4)	1,320,787	37,057
Series K727, Class XAM 0.50% due 07/25/2024(2)(3)(4)	2,786,000	55,084
Series K067, Class X1 0.58% due 07/25/2027(2)(3)(4)	2,363,152	85,664
Series K727, Class X1 0.61% due 07/25/2024(2)(3)(4)	999,297	18,809
Series K066, Class XAM 0.64% due 06/25/2027(2)(3)(4)	2,696,000	117,075
Series K103, Class X1 0.64% due 11/25/2029(2)(3)(4)	2,450,006	129,056
Series K066, Class X1 0.75% due 06/25/2027(2)(3)(4)	908,743	40,942
Series K726, Class X1 0.89% due 04/25/2024(2)(3)(4)	1,136,873	29,205
Series K097, Class X1 1.09% due 07/25/2029(2)(3)(4)	164,470	14,085
Series K098, Class X1 1.15% due 08/25/2029(2)(3)(4)	1,038,108	92,998
Series K112, Class XAM 1.77% due 05/25/2030(2)(3)(4)(7)	267,239	39,237
Series K110, Class XAM 1.87% due 04/25/2030(2)(3)(4)	249,115	40,359
Series K111, Class XAM 1.91% due 05/25/2030(2)(3)(4)	678,770	106,891
Series K109, Class XAM 1.92% due 04/25/2030(2)(3)(4)	200,000	31,198
Series K033, Class A2 3.06% due 07/25/2023(2)(3)	35,000	37,396
Series K728, Class A2 3.06% due 08/25/2024(2)(3)	156,000	169,308
Series K069, Class A2 3.19% due 09/25/2027(2)(3)	148,000	170,078
Series K030, Class A2 3.25% due 04/25/2023(2)(3)	507,000	539,302
Series K063, Class A2 3.43% due 01/25/2027(2)(3)	151,200	174,447
Series K035, Class A2 3.46% due 08/25/2023(2)(3)	339,000	366,406
Series K075, Class A2 3.65% due 02/25/2028(2)(3)	177,000	209,632
Federal Home Loan Mtg. Corp. REMIC
Series 4182, Class QI 3.00% due 02/15/2033(4)(5)	139,757	10,737
Series 4474, Class HJ 3.00% due 07/15/2039(5)	44,852	48,477
Series 3934, Class PG 3.00% due 07/15/2041(5)	82,740	86,467
Series 4058, Class ME 3.50% due 06/15/2042(5)	39,000	44,926

Security Description	Principal Amount	Value (Note 2)
Federal Home Loan Mtg. Corp. (continued)
Series 4471, Class PI 4.50% due 12/15/2040(4)(5)	$22,258	$2,134
Series 3629, Class CZ 5.00% due 01/15/2040(5)	60,275	69,298
Series 3845, Class AI 5.50% due 02/15/2036(4)(5)	20,780	4,102
Federal Home Loan Mtg. Corp. SCRT
Series 2019-4, Class MA 3.00% due 02/25/2059(5)	155,157	167,597
Series 2019-4, Class MV 3.00% due 02/25/2059(5)	68,409	77,547
Series 2019-2, Class MA 3.50% due 08/25/2058(5)	8,649	9,482
Series 2019-2, Class MV 3.50% due 08/25/2058(5)	47,767	55,577
Series 2019-3, Class MA 3.50% due 10/25/2058(5)	111,386	122,068
Series 2019-3, Class MV 3.50% due 10/25/2058(5)	67,510	78,523

		18,582,335

Federal National Mtg. Assoc. — 5.0%
2.28% due 11/01/2026	93,334	100,115
2.41% due 05/01/2023	94,988	98,682
2.50% due 11/01/2031	23,241	24,451
2.50% due 06/01/2035	418,924	439,925
2.50% due 07/01/2040	55,631	59,649
2.50% due 02/01/2050	349,398	371,434
2.50% due 06/01/2050	34,371	37,028
2.50% due 07/01/2050	336,921	361,277
2.55% due 05/01/2023	86,890	90,588
2.59% due 05/01/2023	89,338	93,241
2.70% due 07/01/2025	75,000	81,184
3.00% due 11/01/2028	71,609	75,906
3.00% due 12/01/2031	545,507	583,912
3.00% due 09/01/2032	437,146	458,910
3.00% due 03/01/2033	81,991	86,066
3.00% due 08/01/2033	26,877	28,189
3.00% due 07/01/2037	103,706	110,103
3.00% due 11/01/2037	200,635	213,022
3.00% due 09/01/2046	99,289	107,943
3.00% due 10/01/2046	397,167	431,784
3.00% due 11/01/2046	503,954	547,877
3.00% due 06/01/2050	78,730	86,132
3.00% due 07/01/2050	847,700	897,485
3.00% due 08/01/2050	721,493	763,866
3.00% due 09/01/2050	325,000	344,087
3.50% due 04/01/2038	194,584	206,462
3.50% due 11/01/2041	21,866	24,043
3.50% due 01/01/2042	306,722	338,466
3.50% due 01/01/2043	108,713	117,952
3.50% due 04/01/2043	385,556	418,317
3.50% due 05/01/2043	409,159	442,256
3.50% due 07/01/2043	539,542	584,035
3.50% due 08/01/2043	171,400	185,878
3.50% due 09/01/2043	693,422	750,202
3.50% due 02/01/2045	516,035	569,543
3.50% due 09/01/2045	538,251	576,487
3.50% due 10/01/2045	402,005	440,049
3.50% due 01/01/2046	130,232	143,146
3.50% due 05/01/2046	180,995	196,145
3.50% due 07/01/2046	546,135	594,979
3.50% due 10/01/2046	141,209	150,904

350

SunAmerica Series Trust SA MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
3.50% due 12/01/2046	$427,812	$455,272
3.50% due 01/01/2047	62,742	66,598
3.50% due 11/01/2048	31,489	33,318
4.00% due 09/01/2040	495,885	544,981
4.00% due 11/01/2040	113,809	125,089
4.00% due 12/01/2040	269,218	295,786
4.00% due 02/01/2041	311,234	342,089
4.00% due 06/01/2041	290,227	317,794
4.00% due 11/01/2041	105,353	115,897
4.00% due 01/01/2042	691,146	758,575
4.00% due 04/01/2042	102,014	112,255
4.00% due 10/01/2042	82,850	91,208
4.00% due 12/01/2042	88,333	96,977
4.00% due 01/01/2043	103,549	113,844
4.00% due 04/01/2043	22,393	24,608
4.00% due 05/01/2043	188,316	207,243
4.00% due 06/01/2043	126,965	138,885
4.00% due 07/01/2043	107,157	116,290
4.00% due 04/01/2044	63,552	69,879
4.00% due 05/01/2044	223,401	245,556
4.00% due 11/01/2044	97,525	105,425
4.00% due 06/01/2047	368,048	392,905
4.50% due 08/01/2033	66,759	72,913
4.50% due 03/01/2034	203,109	222,146
4.50% due 01/01/2040	58,375	64,918
4.50% due 02/01/2041	120,325	133,969
4.50% due 04/01/2041	186,185	207,214
4.50% due 01/01/2043	133,132	148,425
4.50% due 04/01/2044	788,159	876,370
4.50% due 06/01/2044	86,457	96,101
5.00% due 08/01/2020	70	74
5.00% due 12/01/2020	30	31
5.00% due 03/01/2026	49,563	57,831
5.00% due 11/01/2033	34,827	39,945
5.00% due 03/01/2034	27,221	31,213
5.00% due 05/01/2034	9,954	11,279
5.00% due 08/01/2034	10,771	12,346
5.00% due 09/01/2034	31,038	35,594
5.00% due 06/01/2035	44,537	51,050
5.00% due 07/01/2035	105,541	120,967
5.00% due 08/01/2035	22,138	25,407
5.00% due 09/01/2035	16,579	19,056
5.00% due 10/01/2035	82,123	94,250
5.00% due 10/01/2039	24,234	27,828
5.00% due 11/01/2039	50,834	58,398
5.00% due 11/01/2040	34,253	38,952
5.00% due 01/01/2041	3,690	4,036
5.00% due 03/01/2041	20,190	23,104
5.50% due 01/01/2021	1,000	1,003
5.50% due 03/01/2021	679	684
5.50% due 05/01/2022	2,786	2,862
5.50% due 02/01/2033	16,358	18,372
5.50% due 06/01/2033	42,881	50,089
5.50% due 07/01/2033	137,382	160,542
5.50% due 11/01/2033	46,026	53,856
5.50% due 12/01/2033	7,074	7,808
5.50% due 01/01/2034	38,197	43,185
5.50% due 02/01/2034	62,881	72,894
5.50% due 03/01/2034	13,617	15,365
5.50% due 04/01/2034	19,898	22,009
5.50% due 05/01/2034	97,089	112,675
5.50% due 06/01/2034	10,735	12,248

Security Description	Principal Amount	Value (Note 2)
Federal National Mtg. Assoc. (continued)
5.50% due 07/01/2034	$95,265	$109,551
5.50% due 09/01/2034	114,565	127,928
5.50% due 10/01/2034	185,056	213,680
5.50% due 11/01/2034	181,498	208,663
5.50% due 12/01/2034	79,225	92,173
5.50% due 01/01/2035	154,926	180,497
5.50% due 04/01/2035	22,522	26,174
5.50% due 09/01/2035	91,011	105,708
5.50% due 06/01/2036	38,966	42,977
5.50% due 03/01/2037	16,308	18,349
6.00% due 01/01/2021	764	767
6.00% due 05/01/2021	1,008	1,021
6.00% due 07/01/2021	2,719	2,756
6.00% due 04/01/2034	47,411	55,686
6.00% due 05/01/2034	31,680	35,236
6.00% due 06/01/2034	150,316	173,347
6.00% due 07/01/2034	54,913	63,307
6.00% due 08/01/2034	30,564	34,646
6.00% due 10/01/2034	70,533	82,416
6.00% due 11/01/2034	13,251	14,925
6.00% due 12/01/2034	3,862	4,297
6.00% due 08/01/2035	10,575	11,977
6.00% due 09/01/2035	24,905	28,552
6.00% due 10/01/2035	24,543	27,971
6.00% due 11/01/2035	4,929	5,489
6.00% due 12/01/2035	63,831	74,424
6.00% due 02/01/2036	50,921	56,806
6.00% due 03/01/2036	5,796	6,512
6.00% due 04/01/2036	16,643	19,204
6.00% due 06/01/2036	4,358	5,140
6.00% due 12/01/2036	12,815	14,662
6.00% due 07/01/2037	23,339	27,322
6.50% due 06/01/2031	15,887	18,057
6.50% due 07/01/2031	627	698
6.50% due 09/01/2031	13,571	15,508
6.50% due 07/01/2032	43,502	51,052
6.50% due 08/01/2032	27,688	31,473
6.50% due 01/01/2033	23,382	27,046
6.50% due 04/01/2034	6,431	7,773
6.50% due 06/01/2034	9,184	10,646
6.50% due 08/01/2034	20,817	23,175
6.50% due 05/01/2036	19,099	22,588
6.50% due 01/01/2037	7,009	7,803
6.50% due 02/01/2037	39,695	46,456
6.50% due 05/01/2037	17,493	20,357
6.50% due 07/01/2037	23,268	27,687
Federal National Mtg. Assoc. REMIC
Series 2013-53, Class CB 2.00% due 10/25/2040(5)	35,401	35,840
Series 2015-61, Class PA 2.00% due 05/25/2044(5)	69,477	71,254
Series 2016-2, Class PB 2.00% due 02/25/2046(5)	87,795	91,144
Series 2016-19, Class AD 2.00% due 04/25/2046(5)	67,617	70,142
Series 2013-1, Class YI 3.00% due 02/25/2033(4)(5)	82,940	8,825
Series 2010-43, Class AH 3.25% due 05/25/2040(5)	42,604	46,130
Series 2014-7, Class VA 3.50% due 05/25/2025(5)	116,857	120,940
Series 2010-113, Class GB 4.00% due 10/25/2040(5)	46,866	52,254

351

SunAmerica Series Trust SA MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
Series 2016-40, Class IQ 4.00% due 07/25/2046(4)(5)	$88,927	$16,711
Series 2005-18, Class EC 5.00% due 03/25/2025(5)	17,430	18,469
Federal National Mtg. Assoc. VRS
Series 2017-M4, Class A2 2.58% due 12/25/2026(2)(3)	316,000	346,259

		23,109,653

Government National Mtg. Assoc. — 2.1%
2.00% due September 30 TBA	125,000	130,439
2.50% due August 30 TBA	550,000	581,109
3.00% due 04/20/2045	156,753	166,793
3.00% due 04/20/2046	75,855	80,545
3.00% due 08/20/2046	79,254	84,309
3.00% due 09/20/2046	191,783	203,295
3.00% due 11/20/2047	979,626	1,037,208
3.00% due 01/20/2048	1,512,380	1,601,277
3.00% due 08/20/2050	275,000	291,397
3.00% due July 30 TBA	375,000	396,548
3.50% due 12/15/2041	184,446	207,898
3.50% due 02/15/2042	48,044	52,050
3.50% due 06/20/2043	282,043	305,487
3.50% due 07/20/2043	361,989	392,093
3.50% due 11/20/2047	316,399	335,604
3.50% due 03/20/2048	1,023,183	1,087,400
3.50% due 12/20/2049	286,527	301,240
4.00% due 01/20/2041	329,464	363,361
4.00% due 02/20/2041	81,464	89,820
4.00% due 04/20/2041	63,996	70,571
4.00% due 02/20/2042	86,858	95,236
4.50% due 07/20/2033	4,716	5,198
4.50% due 09/20/2033	39,173	43,174
4.50% due 12/20/2034	14,203	15,655
4.50% due 11/15/2039	78,662	86,502
4.50% due 03/15/2040	109,417	124,749
4.50% due 04/15/2040	112,995	125,444
4.50% due 06/15/2040	41,317	45,809
4.50% due 01/20/2041	78,179	87,667
4.50% due 07/20/2049	311,290	333,321
5.00% due 07/20/2033	8,466	9,625
5.00% due 06/15/2034	41,771	47,924
5.00% due 10/15/2034	18,009	20,657
5.50% due 11/15/2032	38,460	42,419
5.50% due 05/15/2033	161,103	186,926
5.50% due 12/15/2033	46,836	54,769
5.50% due 10/15/2035	1,017	1,135
6.00% due 09/15/2032	48,743	57,710
6.00% due 04/15/2033	66,900	79,657
6.00% due 02/15/2034	87,000	99,758
6.00% due 07/15/2034	27,066	32,234
6.00% due 09/15/2034	13,022	14,480
6.00% due 01/20/2035	12,281	14,076
6.00% due 02/20/2035	16,615	19,067
6.00% due 04/20/2035	10,473	12,014
6.00% due 01/15/2038	55,206	65,637
3.50% due July 30 TBA	300,000	315,551
Government National Mtg. Assoc. REMIC
Series 2013-169, Class KV 2.50% due 07/20/2032(5)	75,000	79,737
Series 2011-123, Class MA 4.00% due 07/20/2041(5)	50,000	55,796

Security Description	Principal Amount	Value (Note 2)
Government National Mtg. Assoc. (continued)
Series 2012-12, Class KN 4.50% due 09/20/2041(5)	$40,066	$44,219
Government National Mtg. Assoc. REMIC VRS Series 2017-94, Class IO 0.66% due 02/16/2059(2)(3)(4)	1,300,656	68,090

		10,062,680

Small Business Administration — 0.0%
Series 2003-20G, Class 1 4.35% due 07/01/2023	4,128	4,302
Series 2004-20D, Class 1 4.77% due 04/01/2024	16,445	17,219
Series 2005-20C, Class 1 4.95% due 03/01/2025	50,282	52,871
Series 2004-20I, Class 1 4.99% due 09/01/2024	28,411	29,836
Series 2004-20E, Class 1 5.18% due 05/01/2024	24,913	26,375
Series 2004-20F, Class 1 5.52% due 06/01/2024	29,068	30,906

		161,509

Uniform Mtg. Backed Securities — 1.6%
1.50% due September 15 TBA	375,000.00	383,812
2.00% due August 15 TBA	725,000.00	754,335
2.00% due August 30 TBA	450,000.00	466,313
2.00% due October 30 TBA	550,000.00	567,785
2.00% due September 30 TBA	600,000.00	620,642
2.50% due August 15 TBA	725,000.00	760,991
2.50% due August 30 TBA	1,060,000.00	1,113,662
2.50% due October 15 TBA	350,000.00	366,291
2.50% due October 30 TBA	300,000.00	314,154
3.00% due August 15 TBA	425,000.00	446,034
3.00% due August 30 TBA	500,000.00	528,926
3.00% due September 15 TBA	1,550,000.00	1,625,657
3.00% due September 30 TBA	825,000.00	870,798
3.50% due August 30 TBA	175,000.00	184,543
4.00% due August 30 TBA	625,000.00	663,965

		9,667,908

Total U.S. Government Agencies (cost $58,601,235)		61,584,085

U.S. GOVERNMENT TREASURIES — 6.1%
United States Treasury Bonds — 2.8%
2.38% due 11/15/2049	3,000,000	3,882,187
2.50% due 02/15/2045	4,616,000	5,940,035
2.88% due 05/15/2043	895,000	1,215,767
3.00% due 02/15/2048	798,500	1,142,042
3.50% due 02/15/2039	369,000	535,684
4.50% due 08/15/2039	731,400	1,194,696

		13,910,411

United States Treasury Notes — 3.3%
1.38% due 01/31/2022	5,400,000	5,500,617
1.75% due 11/30/2021	7,278,000	7,434,079
3.13% due 05/15/2021	2,914,000	2,982,297

		15,916,993

Total U.S. Government Treasuries (cost $26,643,148)		29,827,404

352

SunAmerica Series Trust SA MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
MUNICIPAL BONDS & NOTES — 0.4%
New Jersey Economic Development Authority Revenue Bonds Series A 7.43% due 02/15/2029	$550,000	$684,579
New Jersey Turnpike Authority Revenue Bonds Series F 7.41% due 01/01/2040	675,000	1,190,673

Total Municipal Bonds & Notes (cost $1,394,354)		1,875,252

Total Long-Term Investment Securities (cost $409,714,850)		485,195,464

SHORT-TERM INVESTMENT SECURITIES — 3.5%
U.S. Government Agencies — 3.5%
Federal Home Loan Bank Disc. Notes 0.01% due 08/03/2020 (cost $17,019,991)	17,020,000	17,020,000

TOTAL INVESTMENTS (cost $426,734,841)(6)	102.4%	502,215,464
Liabilities in excess of other assets	(2.4)	(11,741,457)

NET ASSETS	100.0%	$490,474,007

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2020, the aggregate value of these securities was $28,285,572 representing 5.8% of net assets.
(1)	Collateralized Loan Obligation
(2)	Commercial Mortgage Backed Security
(3)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(4)	Interest Only
(5)	Collateralized Mortgage Obligation
(6)	See Note 3 for cost of investments on a tax basis.
(7)	Securities classified as Level 3 (See Note 2)

ADR — American Depositary Receipt

CLO — Collateralized Loan Obligation

REMIC — Real Estate Mortgage Investment Conduit

SCRT — Structured Credit Risk Transfer

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current rates as of July 31, 2020 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1ML — 1 Month USD LIBOR

3ML — 3 Month USD LIBOR

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$272,057,868	$14,114,468	**	$—	$286,172,336
Convertible Preferred Securities	4,877,584	—		—	4,877,584
Preferred Securities/Capital Securities	—	551,142		—	551,142
Asset Backed Securities	—	23,984,360		—	23,984,360
U.S. Corporate Bonds & Notes	—	66,653,565		—	66,653,565
Foreign Corporate Bonds & Notes	—	9,669,736		—	9,669,736
U.S. Government Agencies:
Federal Home Loan Mtg. Corp	—	—		39,237	39,237
Other U.S. Government Agencies	—	61,544,848		—	61,544,848
U.S. Government Treasuries	—	29,827,404		—	29,827,404
Municipal Bonds & Notes	—	1,875,252		—	1,875,252
Short-Term Investment Securities	—	17,020,000		—	17,020,000

Total Investments at Value	$276,935,452	$225,240,775		$39,237	$502,215,464

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no Level 3 transfers during the reporting period.

See Notes to Financial Statements

353

SunAmerica Series Trust SA Mid Cap Index Portfolio

PORTFOLIO PROFILE — July 31, 2020 — (unaudited)

Industry Allocation*

Real Estate Investment Trusts	8.9%
Banks-Commercial	5.1
Repurchase Agreements	4.2
Exchange-Traded Funds	3.0
Medical Products	2.1
Distribution/Wholesale	1.7
Medical Labs & Testing Services	1.7
Insurance-Property/Casualty	1.7
Electronic Components-Semiconductors	1.6
Electric-Integrated	1.6
Medical-Biomedical/Gene	1.5
Semiconductor Equipment	1.5
Gas-Distribution	1.4
Electronic Components-Misc.	1.3
Chemicals-Specialty	1.3
Medical-Outpatient/Home Medical	1.2
Energy-Alternate Sources	1.2
Investment Management/Advisor Services	1.2
Enterprise Software/Service	1.1
Retail-Restaurants	1.1
Food-Misc./Diversified	1.1
Transport-Truck	1.1
Insurance-Reinsurance	1.1
Medical Instruments	1.0
Building & Construction Products-Misc.	1.0
Machinery-General Industrial	1.0
Computer Services	0.9
U.S. Government Treasuries	0.9
Steel-Producers	0.9
Electronic Measurement Instruments	0.9
Human Resources	0.8
Data Processing/Management	0.8
Applications Software	0.8
E-Commerce/Products	0.8
Garden Products	0.8
Electronic Parts Distribution	0.8
Diversified Manufacturing Operations	0.8
Multimedia	0.7
Machinery-Pumps	0.7
Building-Residential/Commercial	0.7
Auto/Truck Parts & Equipment-Original	0.7
Retail-Home Furnishings	0.6
Industrial Automated/Robotic	0.6
Apparel Manufacturers	0.6
Lighting Products & Systems	0.6
Recreational Vehicles	0.6
Medical-HMO	0.6
Retail-Discount	0.6
Diagnostic Kits	0.6
Insurance Brokers	0.6
Coatings/Paint	0.6
Schools	0.6
Oil Companies-Exploration & Production	0.6
Engineering/R&D Services	0.6
Insurance-Multi-line	0.6
Water	0.6
Machine Tools & Related Products	0.6
Power Converter/Supply Equipment	0.6
Insurance-Life/Health	0.5
Finance-Investment Banker/Broker	0.5
Commercial Services	0.5

Cable/Satellite TV	0.5%
Building Products-Air & Heating	0.5
Racetracks	0.5
Publishing-Newspapers	0.5
Gold Mining	0.5
Telecom Equipment-Fiber Optics	0.5
Hotels/Motels	0.5
Commercial Services-Finance	0.5
Savings & Loans/Thrifts	0.5
E-Commerce/Services	0.5
Medical-Drugs	0.5
Hazardous Waste Disposal	0.5
Lasers-System/Components	0.5
Building & Construction-Misc.	0.5
Brewery	0.4
Funeral Services & Related Items	0.4
Building Products-Cement	0.4
Miscellaneous Manufacturing	0.4
Retail-Misc./Diversified	0.4
Diagnostic Equipment	0.4
Computers-Other	0.4
Physical Therapy/Rehabilitation Centers	0.4
Finance-Consumer Loans	0.4
Machinery-Construction & Mining	0.4
Finance-Other Services	0.4
Building-Mobile Home/Manufactured Housing	0.4
Filtration/Separation Products	0.3
Batteries/Battery Systems	0.3
Food-Retail	0.3
Retail-Convenience Store	0.3
Retail-Apparel/Shoe	0.3
Casino Services	0.3
Containers-Metal/Glass	0.3
Pipelines	0.3
Medical-Hospitals	0.3
Firearms & Ammunition	0.3
Containers-Paper/Plastic	0.3
Real Estate Management/Services	0.3
Rental Auto/Equipment	0.3
Computer Software	0.3
Environmental Consulting & Engineering	0.3
Consumer Products-Misc.	0.3
Pastoral & Agricultural	0.3
Oil Refining & Marketing	0.3
Resorts/Theme Parks	0.3
Consulting Services	0.3
Food-Baking	0.2
Electric Products-Misc.	0.2
Electronics-Military	0.2
Instruments-Controls	0.2
Tools-Hand Held	0.2
Networking Products	0.2
Computer Data Security	0.2
Machinery-Farming	0.2
Wireless Equipment	0.2
Semiconductor Components-Integrated Circuits	0.2
Footwear & Related Apparel	0.2
Motorcycle/Motor Scooter	0.2
Computers-Integrated Systems	0.2
Health Care Cost Containment	0.2
Toys	0.2

354

SunAmerica Series Trust SA Mid Cap Index Portfolio

PORTFOLIO PROFILE — July 31, 2020 — (unaudited) — (continued)

Industry Allocation* (continued)

Machinery-Electrical	0.2%
Building-Heavy Construction	0.2
Disposable Medical Products	0.2
Home Furnishings	0.2
Aerospace/Defense-Equipment	0.2
Television	0.2
Metal Processors & Fabrication	0.2
Poultry	0.2
Retail-Catalog Shopping	0.2
Retail-Sporting Goods	0.2
Retail-Automobile	0.2
Airlines	0.2
Transport-Marine	0.2
Office Furnishings-Original	0.2
Steel Pipe & Tube	0.1
Retail-Pawn Shops	0.1
Multilevel Direct Selling	0.1
Dental Supplies & Equipment	0.1
Security Services	0.1
Chemicals-Plastics	0.1
Transport-Equipment & Leasing	0.1
Rubber-Tires	0.1
Transport-Services	0.1
Food-Catering	0.1
Oil Companies-Integrated	0.1
Casino Hotels	0.1
Telephone-Integrated	0.1
Finance-Credit Card	0.1
Chemicals-Diversified	0.1
Oil-Field Services	0.1
Quarrying	0.1
Internet Content-Information/News	0.1
Cosmetics & Toiletries	0.1
Retail-Petroleum Products	0.1
Retail-Major Department Stores	0.1
Publishing-Books	0.1
Metal Products-Distribution	0.1
Theaters	0.1
Wire & Cable Products	0.1
Oil & Gas Drilling	0.1
Paper & Related Products	0.1
Steel-Specialty	0.1

100.8%

*	Calculated as a percentage of net assets

355

SunAmerica Series Trust SA Mid Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 92.7%
Aerospace/Defense-Equipment — 0.2%
Hexcel Corp.	13,710	$511,383

Airlines — 0.2%
JetBlue Airways Corp.†	44,289	457,948

Apparel Manufacturers — 0.6%
Carter’s, Inc.	7,161	563,714
Columbia Sportswear Co.	4,669	354,097
Deckers Outdoor Corp.†	4,598	962,131

		1,879,942

Applications Software — 0.8%
CDK Global, Inc.	19,956	907,200
PTC, Inc.†	17,099	1,462,990

		2,370,190

Auto/Truck Parts & Equipment-Original — 0.7%
Adient PLC†	14,337	238,568
Dana, Inc.	23,726	271,188
Delphi Technologies PLC†	14,180	212,558
Lear Corp.	8,954	988,343
Visteon Corp.†	4,569	331,755

		2,042,412

Banks-Commercial — 5.1%
Associated Banc-Corp	25,235	324,017
BancorpSouth Bank	15,963	334,106
Bank of Hawaii Corp.	6,570	372,059
Bank OZK	19,851	477,417
Cathay General Bancorp	12,411	300,098
CIT Group, Inc.	16,153	306,422
Commerce Bancshares, Inc.	16,484	943,874
Cullen/Frost Bankers, Inc.	9,348	673,617
East West Bancorp, Inc.	23,234	805,291
First Financial Bankshares, Inc.	23,327	697,944
First Horizon National Corp.	90,855	842,226
FNB Corp.	53,051	393,108
Fulton Financial Corp.	26,569	257,719
Glacier Bancorp, Inc.	14,569	514,431
Hancock Whitney Corp.	14,169	270,061
Home BancShares, Inc.	25,221	411,859
International Bancshares Corp.	9,143	278,130
PacWest Bancorp	19,127	349,546
Pinnacle Financial Partners, Inc.	11,708	463,871
Prosperity Bancshares, Inc.	15,216	845,401
Signature Bank	8,797	901,956
Synovus Financial Corp.	24,186	487,348
TCF Financial Corp.	24,978	686,645
Texas Capital Bancshares, Inc.†	8,281	275,095
Trustmark Corp.	10,415	234,546
UMB Financial Corp.	6,956	346,409
Umpqua Holdings Corp.	36,162	392,358
United Bankshares, Inc.	20,885	549,693
Valley National Bancorp	64,320	480,470
Webster Financial Corp.	14,807	403,787
Wintrust Financial Corp.	9,454	404,631

		15,024,135

Batteries/Battery Systems — 0.3%
Energizer Holdings, Inc.	10,455	524,109
EnerSys	6,971	468,870

		992,979

Security Description	Shares	Value (Note 2)
Brewery — 0.4%
Boston Beer Co., Inc., Class A†	1,586	$1,285,358

Building & Construction Products-Misc. — 1.0%
Louisiana-Pacific Corp.	18,426	583,552
Owens Corning	17,709	1,070,863
Trex Co., Inc.†	9,500	1,323,635

		2,978,050

Building & Construction-Misc. — 0.5%
EMCOR Group, Inc.	9,006	616,911
TopBuild Corp.†	5,473	721,998

		1,338,909

Building Products-Air & Heating — 0.5%
Lennox International, Inc.	5,715	1,532,420

Building Products-Cement — 0.4%
Eagle Materials, Inc.	6,834	548,292
MDU Resources Group, Inc.	32,928	690,829

		1,239,121

Building-Heavy Construction — 0.2%
Arcosa, Inc.	1	42
Dycom Industries, Inc.†	5,195	222,502
MasTec, Inc.†	9,568	380,615

		603,159

Building-Mobile Home/Manufactured Housing — 0.4%
Thor Industries, Inc.	9,064	1,033,205

Building-Residential/Commercial — 0.7%
KB Home	14,288	480,648
Taylor Morrison Home Corp.†	21,282	499,063
Toll Brothers, Inc.	18,979	724,998
TRI Pointe Group, Inc.†	21,387	357,591

		2,062,300

Cable/Satellite TV — 0.5%
Cable One, Inc.	864	1,574,692

Casino Hotels — 0.1%
Boyd Gaming Corp.	13,154	311,355

Casino Services — 0.3%
Caesars Entertainment, Inc.†	25,144	780,721
Scientific Games Corp.†	8,998	158,095

		938,816

Chemicals-Diversified — 0.1%
Olin Corp.	25,921	291,352

Chemicals-Plastics — 0.1%
Avient Corp.	15,009	358,715

Chemicals-Specialty — 1.3%
Ashland Global Holdings, Inc.	9,928	749,365
Cabot Corp.	9,270	338,170
Chemours Co.	26,967	499,698
Ingevity Corp.†	6,767	395,734
Minerals Technologies, Inc.	5,602	262,622
NewMarket Corp.	1,186	444,525
Sensient Technologies Corp.	6,956	363,173
Valvoline, Inc.	30,384	623,480

		3,676,767

Coatings/Paint — 0.6%
RPM International, Inc.	21,264	1,734,930

356

SunAmerica Series Trust SA Mid Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Commercial Services — 0.5%
CoreLogic, Inc.	13,040	$888,806
LiveRamp Holdings, Inc.†	10,730	488,966
WW International, Inc.†	7,652	197,269

		1,575,041

Commercial Services-Finance — 0.5%
Sabre Corp.	45,244	342,044
WEX, Inc.†	7,145	1,131,554

		1,473,598

Computer Data Security — 0.2%
Qualys, Inc.†	5,502	679,387

Computer Services — 0.9%
CACI International, Inc., Class A†	4,119	856,010
MAXIMUS, Inc.	10,068	747,146
Perspecta, Inc.	22,414	479,660
Science Applications International Corp.	8,112	648,798

		2,731,614

Computer Software — 0.3%
J2 Global, Inc.†	7,443	422,167
Teradata Corp.†	17,817	374,157

		796,324

Computers-Integrated Systems — 0.2%
NCR Corp.†	20,986	386,772
NetScout Systems, Inc.†	10,436	265,701

		652,473

Computers-Other — 0.4%
Lumentum Holdings, Inc.†	12,300	1,141,809

Consulting Services — 0.3%
FTI Consulting, Inc.†	6,092	727,628

Consumer Products-Misc. — 0.3%
Helen of Troy, Ltd.†	4,145	780,296

Containers-Metal/Glass — 0.3%
Greif, Inc., Class A	4,342	151,058
O-I Glass, Inc.	25,711	268,423
Silgan Holdings, Inc.	12,745	487,496

		906,977

Containers-Paper/Plastic — 0.3%
Sonoco Products Co.	16,475	852,416

Cosmetics & Toiletries — 0.1%
Edgewell Personal Care Co.†	8,923	266,708

Data Processing/Management — 0.8%
CommVault Systems, Inc.†	6,975	307,458
Fair Isaac Corp.†	4,763	2,091,862

		2,399,320

Dental Supplies & Equipment — 0.1%
Patterson Cos., Inc.	14,159	376,063

Diagnostic Equipment — 0.4%
Repligen Corp.†	7,730	1,166,534

Diagnostic Kits — 0.6%
Quidel Corp.†	6,276	1,772,782

Disposable Medical Products — 0.2%
ICU Medical, Inc.†	3,181	584,445

Security Description	Shares	Value (Note 2)
Distribution/Wholesale — 1.7%
IAA, Inc.†	21,996	$953,527
KAR Auction Services, Inc.	21,219	321,043
Pool Corp.	6,558	2,076,919
Univar Solutions, Inc.†	22,743	401,869
Watsco, Inc.	5,379	1,269,820

		5,023,178

Diversified Manufacturing Operations — 0.8%
Carlisle Cos., Inc.	9,017	1,073,744
ITT, Inc.	14,172	818,150
Trinity Industries, Inc.	15,480	302,324

		2,194,218

E-Commerce/Products — 0.8%
Etsy, Inc.†	19,488	2,306,989

E-Commerce/Services — 0.5%
GrubHub, Inc.†	15,100	1,090,824
TripAdvisor, Inc.	16,545	334,705

		1,425,529

Electric Products-Misc. — 0.2%
Littelfuse, Inc.	3,987	708,291

Electric-Integrated — 1.6%
ALLETE, Inc.	8,504	504,287
Black Hills Corp.	10,304	596,190
Hawaiian Electric Industries, Inc.	17,923	649,888
IDACORP, Inc.	8,285	772,576
NorthWestern Corp.	8,292	466,508
OGE Energy Corp.	32,870	1,081,423
PNM Resources, Inc.	13,080	552,368

		4,623,240

Electronic Components-Misc. — 1.3%
Gentex Corp.	40,211	1,085,295
Hubbell, Inc.	8,900	1,201,233
Jabil, Inc.	22,522	785,117
nVent Electric PLC	25,660	465,986
Vishay Intertechnology, Inc.	21,766	341,508

		3,879,139

Electronic Components-Semiconductors — 1.6%
Cree, Inc.†	17,761	1,224,088
Monolithic Power Systems, Inc.	6,833	1,810,813
Semtech Corp.†	10,699	596,255
Silicon Laboratories, Inc.†	7,174	721,059
Synaptics, Inc.†	5,589	447,232

		4,799,447

Electronic Measurement Instruments — 0.9%
National Instruments Corp.	19,301	685,186
Trimble, Inc.†	41,014	1,825,533

		2,510,719

Electronic Parts Distribution — 0.8%
Arrow Electronics, Inc.†	12,918	925,187
Avnet, Inc.	16,218	433,345
SYNNEX Corp.	6,762	843,492

		2,202,024

Electronics-Military — 0.2%
Mercury Systems, Inc.†	9,130	706,936

357

SunAmerica Series Trust SA Mid Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Energy-Alternate Sources — 1.2%
Enphase Energy, Inc.†	13,365	$806,712
First Solar, Inc.†	12,522	745,685
SolarEdge Technologies, Inc.†	8,150	1,427,065
Sunrun, Inc.†	13,041	478,474

		3,457,936

Engineering/R&D Services — 0.6%
AECOM†	26,288	951,363
Fluor Corp.	23,018	234,553
KBR, Inc.	23,367	519,682

		1,705,598

Enterprise Software/Service — 1.1%
ACI Worldwide, Inc.†	19,040	510,082
Blackbaud, Inc.	8,148	509,576
Ceridian HCM Holding, Inc.†	16,670	1,305,094
Manhattan Associates, Inc.†	10,427	998,802

		3,323,554

Environmental Consulting & Engineering — 0.3%
Tetra Tech, Inc.	8,872	786,503

Filtration/Separation Products — 0.3%
Donaldson Co., Inc.	20,712	1,001,218

Finance-Consumer Loans — 0.4%
LendingTree, Inc.†	1,266	438,403
Navient Corp.	28,008	222,944
SLM Corp.	61,596	417,005

		1,078,352

Finance-Credit Card — 0.1%
Alliance Data Systems Corp.	6,961	308,790

Finance-Investment Banker/Broker — 0.5%
Evercore, Inc., Class A	6,657	368,132
Interactive Brokers Group, Inc., Class A	12,604	625,159
Jefferies Financial Group, Inc.	37,082	600,728

		1,594,019

Finance-Other Services — 0.4%
SEI Investments Co.	20,406	1,067,846

Firearms & Ammunition — 0.3%
Axon Enterprise, Inc.†	10,317	857,652

Food-Baking — 0.2%
Flowers Foods, Inc.	31,616	719,264

Food-Catering — 0.1%
Healthcare Services Group, Inc.	12,220	320,042

Food-Confectionery — 0.0%
Tootsie Roll Industries, Inc.	2,808	89,014

Food-Misc./Diversified — 1.1%
Hain Celestial Group, Inc.†	12,891	438,036
Ingredion, Inc.	10,998	951,327
Lancaster Colony Corp.	3,253	515,893
Post Holdings, Inc.†	10,524	933,900
TreeHouse Foods, Inc.†	9,267	406,080

		3,245,236

Food-Retail — 0.3%
Grocery Outlet Holding Corp.†	10,446	459,519
Sprouts Farmers Market, Inc.†	19,342	510,242

		969,761

Security Description	Shares	Value (Note 2)
Footwear & Related Apparel — 0.2%
Skechers U.S.A., Inc., Class A†	22,362	$654,759

Funeral Services & Related Items — 0.4%
Service Corp. International	29,254	1,268,453

Garden Products — 0.8%
Scotts Miracle-Gro Co.	6,471	1,026,106
Toro Co.	17,599	1,255,689

		2,281,795

Gas-Distribution — 1.4%
National Fuel Gas Co.	14,839	602,018
New Jersey Resources Corp.	15,724	488,387
ONE Gas, Inc.	8,681	657,152
Southwest Gas Holdings, Inc.	9,051	630,312
Spire, Inc.	8,413	518,746
UGI Corp.	34,200	1,140,228

		4,036,843

Gold Mining — 0.5%
Royal Gold, Inc.	10,769	1,506,906

Hazardous Waste Disposal — 0.5%
Clean Harbors, Inc.†	8,397	500,461
Stericycle, Inc.†	15,012	907,250

		1,407,711

Health Care Cost Containment — 0.2%
HealthEquity, Inc.†	12,480	643,469

Home Furnishings — 0.2%
Tempur Sealy International, Inc.†	7,109	575,474

Hotels/Motels — 0.5%
Choice Hotels International, Inc.	5,181	435,411
Wyndham Destinations, Inc.	13,980	371,868
Wyndham Hotels & Resorts, Inc.	15,287	675,074

		1,482,353

Human Resources — 0.8%
ASGN, Inc.†	8,621	590,194
Insperity, Inc.	5,984	400,090
ManpowerGroup, Inc.	9,533	655,775
Paylocity Holding Corp.†	5,907	786,812

		2,432,871

Industrial Automated/Robotic — 0.6%
Cognex Corp.	28,193	1,885,266

Instruments-Controls — 0.2%
Woodward, Inc.	9,308	697,542

Insurance Brokers — 0.6%
Brown & Brown, Inc.	38,627	1,756,370

Insurance-Life/Health — 0.5%
Brighthouse Financial, Inc.†	15,410	436,720
CNO Financial Group, Inc.	23,584	356,118
Primerica, Inc.	6,696	801,243

		1,594,081

Insurance-Multi-line — 0.6%
American Financial Group, Inc.	12,245	744,129
Genworth Financial, Inc., Class A†	82,651	168,608
Kemper Corp.	10,072	790,853

		1,703,590

358

SunAmerica Series Trust SA Mid Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Insurance-Property/Casualty — 1.7%
Alleghany Corp.	2,350	$1,227,452
First American Financial Corp.	18,297	933,330
Hanover Insurance Group, Inc.	6,240	635,731
Mercury General Corp.	4,454	191,121
Old Republic International Corp.	46,924	754,069
RLI Corp.	6,565	578,573
Selective Insurance Group, Inc.	9,805	532,804

		4,853,080

Insurance-Reinsurance — 1.1%
Essent Group, Ltd.	18,166	650,888
Reinsurance Group of America, Inc.	11,137	949,429
RenaissanceRe Holdings, Ltd.	8,260	1,489,939

		3,090,256

Internet Content-Information/News — 0.1%
Yelp, Inc.†	10,743	268,360

Investment Management/Advisor Services — 1.2%
Affiliated Managers Group, Inc.	7,757	533,604
Eaton Vance Corp.	18,709	676,143
Federated Hermes, Inc.	15,747	415,091
Janus Henderson Group PLC	25,203	526,491
Legg Mason, Inc.	13,730	686,363
Stifel Financial Corp.	11,251	545,448

		3,383,140

Lasers-System/Components — 0.5%
Coherent, Inc.†	3,983	552,960
II-VI, Inc.†	15,851	803,963

		1,356,923

Lighting Products & Systems — 0.6%
Acuity Brands, Inc.	6,510	645,141
Universal Display Corp.	6,962	1,214,521

		1,859,662

Machine Tools & Related Products — 0.6%
Colfax Corp.†	13,796	401,188
Kennametal, Inc.	13,616	367,087
Lincoln Electric Holdings, Inc.	9,752	881,483

		1,649,758

Machinery-Construction & Mining — 0.4%
Oshkosh Corp.	11,178	879,932
Terex Corp.	10,470	197,360

		1,077,292

Machinery-Electrical — 0.2%
Regal Beloit Corp.	6,654	611,968

Machinery-Farming — 0.2%
AGCO Corp.	10,204	669,689

Machinery-General Industrial — 1.0%
Crane Co.	8,093	457,821
Middleby Corp.†	9,127	758,089
Nordson Corp.	8,430	1,632,301

		2,848,211

Machinery-Pumps — 0.7%
Curtiss-Wright Corp.	6,840	609,581
Graco, Inc.	27,358	1,456,540

		2,066,121

Security Description	Shares	Value (Note 2)
Medical Instruments — 1.0%
Bio-Techne Corp.	6,277	$1,727,180
Cantel Medical Corp.	6,092	287,847
Integra LifeSciences Holdings Corp.†	11,564	552,181
NuVasive, Inc.†	8,416	480,890

		3,048,098

Medical Labs & Testing Services — 1.7%
Catalent, Inc.†	26,709	2,332,764
Charles River Laboratories International, Inc.†	8,126	1,616,993
MEDNAX, Inc.†	14,025	280,219
Syneos Health, Inc.†	10,264	640,371

		4,870,347

Medical Products — 2.1%
Avanos Medical, Inc.†	7,842	240,514
Globus Medical, Inc., Class A†	12,425	598,637
Haemonetics Corp.†	8,274	725,299
Hill-Rom Holdings, Inc.	10,929	1,062,517
LivaNova PLC†	7,978	371,296
Masimo Corp.†	8,175	1,799,481
Penumbra, Inc.†	5,429	1,204,749

		6,002,493

Medical-Biomedical/Gene — 1.5%
Arrowhead Pharmaceuticals, Inc.†	16,712	719,786
Emergent BioSolutions, Inc.†	7,318	814,054
Exelixis, Inc.†	50,357	1,162,743
Ligand Pharmaceuticals, Inc.†	2,636	308,886
Nektar Therapeutics†	29,228	647,693
United Therapeutics Corp.†	7,227	805,594

		4,458,756

Medical-Drugs — 0.5%
PRA Health Sciences, Inc.†	10,448	1,113,339
Prestige Consumer Healthcare, Inc.†	8,225	305,888

		1,419,227

Medical-HMO — 0.6%
Molina Healthcare, Inc.†	9,721	1,795,469

Medical-Hospitals — 0.3%
Acadia Healthcare Co., Inc.†	14,606	435,405
Tenet Healthcare Corp.†	17,196	454,662

		890,067

Medical-Outpatient/Home Medical — 1.2%
Amedisys, Inc.†	5,317	1,245,029
Chemed Corp.	2,607	1,283,139
LHC Group, Inc.†	4,876	951,356

		3,479,524

Metal Processors & Fabrication — 0.2%
Timken Co.	11,094	506,552

Metal Products-Distribution — 0.1%
Worthington Industries, Inc.	6,020	225,268

Miscellaneous Manufacturing — 0.4%
AptarGroup, Inc.	10,540	1,214,208

Motorcycle/Motor Scooter — 0.2%
Harley-Davidson, Inc.	25,153	654,733

Multilevel Direct Selling — 0.1%
Nu Skin Enterprises, Inc., Class A	8,522	382,212

359

SunAmerica Series Trust SA Mid Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Multimedia — 0.7%
FactSet Research Systems, Inc.	6,219	$2,153,640

Networking Products — 0.2%
LogMeIn, Inc.	8,009	687,252

Office Furnishings-Original — 0.2%
Herman Miller, Inc.	9,651	226,123
HNI Corp.	7,003	207,989

		434,112

Oil & Gas Drilling — 0.1%
Transocean, Ltd.†	94,866	193,527

Oil Companies-Exploration & Production — 0.6%
Cimarex Energy Co.	16,766	410,096
CNX Resources Corp.†	30,717	296,419
EQT Corp.	41,965	609,332
WPX Energy, Inc.†	67,059	400,342

		1,716,189

Oil Companies-Integrated — 0.1%
Murphy Oil Corp.	23,986	316,855

Oil Refining & Marketing — 0.3%
Murphy USA, Inc.†	4,504	596,374
PBF Energy, Inc., Class A	16,748	145,373

		741,747

Oil-Field Services — 0.1%
ChampionX Corp.†	30,504	290,093

Paper & Related Products — 0.1%
Domtar Corp.	9,063	190,232

Pastoral & Agricultural — 0.3%
Darling Ingredients, Inc.†	26,937	752,350

Physical Therapy/Rehabilitation Centers — 0.4%
Encompass Health Corp.	16,324	1,111,338

Pipelines — 0.3%
Antero Midstream Corp.	46,166	261,761
Equitrans Midstream Corp.	66,740	644,041

		905,802

Poultry — 0.2%
Pilgrim’s Pride Corp.†	8,509	130,613
Sanderson Farms, Inc.	3,250	362,359

		492,972

Power Converter/Supply Equipment — 0.6%
Generac Holdings, Inc.†	10,293	1,621,971

Publishing-Books — 0.1%
John Wiley & Sons, Inc., Class A	7,173	242,663

Publishing-Newspapers — 0.5%
New York Times Co., Class A	23,696	1,093,334
TEGNA, Inc.	35,885	422,725

		1,516,059

Quarrying — 0.1%
Compass Minerals International, Inc.	5,568	283,634

Racetracks — 0.5%
Churchill Downs, Inc.	5,763	798,291
Penn National Gaming, Inc.†	21,211	717,992

		1,516,283

Security Description	Shares	Value (Note 2)
Real Estate Investment Trusts — 8.9%
American Campus Communities, Inc.	22,596	$805,321
Brixmor Property Group, Inc.	48,681	560,318
Camden Property Trust	15,991	1,452,143
CoreCivic, Inc.	19,645	175,037
CoreSite Realty Corp.	6,619	854,182
Corporate Office Properties Trust	18,420	487,762
Cousins Properties, Inc.	24,392	749,322
CyrusOne, Inc.	18,917	1,578,056
Douglas Emmett, Inc.	27,071	788,849
EastGroup Properties, Inc.	6,413	850,749
EPR Properties	12,723	364,259
First Industrial Realty Trust, Inc.	20,889	917,445
GEO Group, Inc.	19,929	211,845
Healthcare Realty Trust, Inc.	22,158	649,229
Highwoods Properties, Inc.	17,059	654,042
Hudson Pacific Properties, Inc.	25,173	593,328
JBG SMITH Properties	19,306	560,067
Kilroy Realty Corp.	17,385	1,013,024
Lamar Advertising Co., Class A	14,178	931,920
Life Storage, Inc.	7,703	755,895
Macerich Co.	19,093	145,680
Mack-Cali Realty Corp.	14,877	214,526
Medical Properties Trust, Inc.	86,759	1,746,459
National Retail Properties, Inc.	28,239	1,001,073
Omega Healthcare Investors, Inc.	37,260	1,206,479
Park Hotels & Resorts, Inc.	38,688	319,950
Pebblebrook Hotel Trust	21,472	227,603
Physicians Realty Trust	33,263	600,064
PotlatchDeltic Corp.	10,994	470,653
PS Business Parks, Inc.	3,294	454,407
Rayonier, Inc.	22,738	631,662
Rexford Industrial Realty, Inc.	20,146	945,452
Sabra Health Care REIT, Inc.	33,755	497,549
Service Properties Trust	27,024	181,061
Spirit Realty Capital, Inc.	16,904	582,512
STORE Capital Corp.	36,537	865,562
Taubman Centers, Inc.	10,117	391,730
Urban Edge Properties	18,180	190,526
Weingarten Realty Investors	19,774	337,344

		25,963,085

Real Estate Management/Services — 0.3%
Jones Lang LaSalle, Inc.	8,478	838,559

Recreational Vehicles — 0.6%
Brunswick Corp.	12,994	870,338
Polaris, Inc.	9,454	979,718

		1,850,056

Rental Auto/Equipment — 0.3%
Aaron’s, Inc.	11,095	578,937
Avis Budget Group, Inc.†	8,795	227,791

		806,728

Resorts/Theme Parks — 0.3%
Marriott Vacations Worldwide Corp.	6,000	507,960
Six Flags Entertainment Corp.	12,933	224,905

		732,865

Retail-Apparel/Shoe — 0.3%
American Eagle Outfitters, Inc.	25,547	255,470
Foot Locker, Inc.	17,109	502,834
Urban Outfitters, Inc.†	11,560	191,202

		949,506

360

SunAmerica Series Trust SA Mid Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Retail-Automobile — 0.2%
AutoNation, Inc.†	9,452	$485,266

Retail-Catalog Shopping — 0.2%
MSC Industrial Direct Co., Inc., Class A	7,460	492,435

Retail-Convenience Store — 0.3%
Casey’s General Stores, Inc.	6,042	961,826

Retail-Discount — 0.6%
BJ’s Wholesale Club Holdings, Inc.†	20,257	811,293
Ollie’s Bargain Outlet Holdings, Inc.†	9,286	975,958

		1,787,251

Retail-Home Furnishings — 0.6%
RH†	2,724	782,960
Williams-Sonoma, Inc.	12,769	1,112,435

		1,895,395

Retail-Major Department Stores — 0.1%
Nordstrom, Inc.	17,789	243,531

Retail-Misc./Diversified — 0.4%
Five Below, Inc.†	9,152	996,744
Sally Beauty Holdings, Inc.†	18,535	215,192

		1,211,936

Retail-Pawn Shops — 0.1%
FirstCash, Inc.	6,805	392,240

Retail-Petroleum Products — 0.1%
World Fuel Services Corp.	10,398	244,665

Retail-Restaurants — 1.1%
Cracker Barrel Old Country Store, Inc.	3,891	429,839
Dunkin’ Brands Group, Inc.	13,484	926,755
Jack in the Box, Inc.	3,723	305,695
Papa John’s International, Inc.	3,658	346,303
Texas Roadhouse, Inc.	10,699	601,177
Wendy’s Co.	29,255	678,131

		3,287,900

Retail-Sporting Goods — 0.2%
Dick’s Sporting Goods, Inc.	10,699	488,088

Rubber-Tires — 0.1%
Goodyear Tire & Rubber Co.	38,210	344,272

Savings & Loans/Thrifts — 0.5%
New York Community Bancorp, Inc.	76,184	802,217
Sterling Bancorp	31,932	359,235
Washington Federal, Inc.	12,432	290,163

		1,451,615

Schools — 0.6%
Adtalem Global Education, Inc.†	8,507	292,130
Graham Holdings Co., Class B	702	279,656
Grand Canyon Education, Inc.†	7,769	689,421
Strategic Education, Inc.	3,648	460,414

		1,721,621

Security Services — 0.1%
Brink’s Co.	8,290	367,662

Semiconductor Components-Integrated Circuits — 0.2%
Cirrus Logic, Inc.†	9,586	656,929

Semiconductor Equipment — 1.5%
Cabot Microelectronics Corp.	4,773	719,387
MKS Instruments, Inc.	9,011	1,148,362

Security Description	Shares	Value (Note 2)
Semiconductor Equipment (continued)
Teradyne, Inc.	27,221	$2,421,580

		4,289,329

Steel Pipe & Tube — 0.1%
Valmont Industries, Inc.	3,507	425,048

Steel-Producers — 0.9%
Commercial Metals Co.	19,551	404,315
Reliance Steel & Aluminum Co.	10,451	1,026,915
Steel Dynamics, Inc.	34,539	946,714
United States Steel Corp.	36,168	240,879

		2,618,823

Steel-Specialty — 0.1%
Allegheny Technologies, Inc.†	20,794	180,700

Telecom Equipment-Fiber Optics — 0.5%
Ciena Corp.†	25,230	1,501,437

Telephone-Integrated — 0.1%
Telephone & Data Systems, Inc.	16,030	311,303

Television — 0.2%
AMC Networks, Inc., Class A†	6,660	153,846
World Wrestling Entertainment, Inc., Class A	7,606	354,516

		508,362

Theaters — 0.1%
Cinemark Holdings, Inc.	17,572	207,877

Tools-Hand Held — 0.2%
MSA Safety, Inc.	5,869	695,653

Toys — 0.2%
Mattel, Inc.†	56,965	632,881

Transport-Equipment & Leasing — 0.1%
GATX Corp.	5,731	349,534

Transport-Marine — 0.2%
Kirby Corp.†	9,859	455,880

Transport-Services — 0.1%
Ryder System, Inc.	8,824	323,223

Transport-Truck — 1.1%
Knight-Swift Transportation Holdings, Inc.	20,079	873,235
Landstar System, Inc.	6,301	767,336
Werner Enterprises, Inc.	9,418	414,251
XPO Logistics, Inc.†	14,964	1,122,599

		3,177,421

Water — 0.6%
Essential Utilities, Inc.	36,617	1,660,581

Wire & Cable Products — 0.1%
Belden, Inc.	6,283	198,543

Wireless Equipment — 0.2%
InterDigital, Inc.	5,050	303,101
ViaSat, Inc.†	9,593	364,150

		667,251

Total Common Stocks (cost $277,641,038)		271,178,941

EXCHANGE-TRADED FUNDS — 3.0%
SPDR S&P MidCap 400 ETF Trust (cost $7,867,286)	25,700	8,728,234

Total Long-Term Investment Securities (cost $285,508,324)		279,907,175

361

SunAmerica Series Trust SA Mid Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
SHORT-TERM INVESTMENT SECURITIES — 0.9%
U.S. Government Treasuries — 0.9%
United States Cash Management Bills 0.01% due 10/13/2020(1)	$100,000	$99,981
United States Treasury Bills 0.01% due 09/15/2020(1)	200,000	199,977
0.08% due 02/25/2021(1)	200,000	199,874
0.14% due 04/22/2021(1)	500,000	499,600
0.15% due 06/17/2021(1)	920,000	919,055
0.17% due 05/20/2021(1)	765,000	764,276

Total Short-Term Investment Securities (cost $2,682,013)		2,682,763

REPURCHASE AGREEMENTS — 4.2%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00%, dated 07/31/2020, to be repurchased 08/03/2020 in the amount of $12,204,000 and collateralized by $11,717,600 of United States Treasury Notes, bearing interest at 1.75%, due 05/15/2022 and having an approximate value of $12,448,122 (cost $12,204,000)	12,204,000	12,204,000

TOTAL INVESTMENTS (cost $300,394,337)(2)	100.8%	294,793,938
Liabilities in excess of other assets	(0.8)	(2,222,224)

NET ASSETS	100.0%	$292,571,714

†	Non-income producing security
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	See Note 3 for cost of investments on a tax basis.

ETF — Exchange-Traded Funds

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)

70	Long	S&P 400 E-Mini Index	September 2020	$12,744,458	$13,023,500	$279,042

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$271,178,941	$—	$—	$271,178,941
Exchange-Traded Funds	8,728,234	—	—	8,728,234
Short-Term Investment Securities	—	2,682,763	—	2,682,763
Repurchase Agreements	—	12,204,000	—	12,204,000

Total Investments at Value	$279,907,175	$14,886,763	$—	$294,793,938

Other Financial Instruments:†
Futures Contracts	$279,042	$—	$—	$279,042

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Financial Statements

362

SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio

PORTFOLIO PROFILE — July 31, 2020 — (unaudited)

Industry Allocation*

Medical-Drugs	13.7%
Soap & Cleaning Preparation	8.8
Insurance-Life/Health	7.5
Enterprise Software/Service	6.8
Cosmetics & Toiletries	6.4
Tobacco	4.2
Industrial Automated/Robotic	3.3
Dialysis Centers	3.1
Brewery	3.1
Internet Content-Information/News	2.9
Gold Mining	2.9
Commercial Services	2.8
Transport-Services	2.4
Banks-Commercial	2.3
Semiconductor Components-Integrated Circuits	2.0
Electronic Components-Semiconductors	2.0
Aerospace/Defense-Equipment	2.0
Beverages-Wine/Spirits	1.8
Diversified Minerals	1.7
Food-Misc./Diversified	1.7
Machinery-General Industrial	1.5
Textile-Apparel	1.5
Diversified Banking Institutions	1.4
Oil Refining & Marketing	1.4
Retail-Apparel/Shoe	1.4
Electronic Components-Misc.	1.4
Electronics-Military	1.1
Non-Ferrous Metals	1.0
Fisheries	0.9
Metal-Diversified	0.9
Machinery-Construction & Mining	0.7
Investment Management/Advisor Services	0.6
Auto/Truck Parts & Equipment-Original	0.6
Athletic Footwear	0.6
Casino Services	0.5
Commercial Services-Finance	0.5
Medical Instruments	0.4
Retail-Automobile	0.4

98.2%

Country Allocation*

United Kingdom	22.1%
Germany	16.5
France	12.2
Japan	10.8
Canada	6.8
Switzerland	5.6
Netherlands	3.8
Cayman Islands	3.5
South Korea	2.9
Hong Kong	2.6
Sweden	2.5
Taiwan	2.0
Finland	1.4
Italy	1.4
Jersey	1.1
Singapore	1.0
Norway	0.9
Spain	0.5
Australia	0.5
Portugal	0.1

98.2%

*	Calculated as a percentage of net assets

363

SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 98.2%
Australia — 0.5%
Aristocrat Leisure, Ltd.	123,288	$2,303,881

Canada — 6.8%
Barrick Gold Corp.	443,981	12,831,016
Cameco Corp.	422,751	4,298,681
Constellation Software, Inc.	10,960	12,964,049

		30,093,746

Cayman Islands — 3.5%
Minth Group, Ltd.	894,000	2,666,850
Tencent Holdings, Ltd.	189,000	12,937,926

		15,604,776

Finland — 1.4%
Neste Oyj	137,129	6,307,922

France — 12.2%
AXA SA	348,788	6,980,631
L’Oreal SA	9,639	3,228,347
LVMH Moet Hennessy Louis Vuitton SE	15,008	6,520,679
Pernod Ricard SA	46,695	8,062,758
Safran SA†	82,015	8,716,483
Sanofi	151,652	15,853,974
Thales SA	69,997	5,080,986

		54,443,858

Germany — 16.5%
adidas AG†	9,085	2,513,239
Bayer AG	139,858	9,312,326
Deutsche Post AG†	263,579	10,685,836
Fresenius SE & Co. KGaA†	280,675	14,025,520
Henkel AG & Co. KGaA (Preference Shares)	175,662	17,306,615
Infineon Technologies AG	93,684	2,341,509
SAP SE	109,372	17,301,603

		73,486,648

Hong Kong — 2.6%
AIA Group, Ltd.	1,277,600	11,449,128

Italy — 1.4%
Moncler SpA†	162,984	6,298,548

Japan — 10.8%
FANUC Corp.	44,200	7,427,303
Hoya Corp.	61,800	6,098,069
Keyence Corp.	16,800	7,060,281
Kirin Holdings Co., Ltd.	365,900	7,077,615
Lion Corp.	361,000	9,306,610
Shiseido Co., Ltd.	51,900	2,876,247
Sumitomo Mitsui Financial Group, Inc.	239,300	6,397,564
USS Co., Ltd.	124,800	1,867,111

		48,110,800

Jersey — 1.1%
Experian PLC	57,271	2,018,123
Man Group PLC	1,687,601	2,752,646

		4,770,769

Netherlands — 3.8%
Heineken NV	66,375	6,454,149
ING Groep NV†	464,985	3,223,767
Unilever NV	121,890	7,214,904

		16,892,820

Security Description	Shares	Value (Note 2)
Norway — 0.9%
Mowi ASA	232,510	$4,211,071

Portugal — 0.1%
Banco Comercial Portugues SA†	4,891,286	568,743

Singapore — 1.0%
United Overseas Bank, Ltd.	321,100	4,511,474

South Korea — 2.9%
LG Household & Health Care, Ltd.	5,344	6,159,179
Samsung Electronics Co., Ltd.	137,389	6,687,026

		12,846,205

Spain — 0.5%
Bankinter SA	446,560	2,323,544

Sweden — 2.5%
Boliden AB	54,943	1,498,255
Epiroc AB, Class A	216,700	3,032,874
Hexagon AB, Class B†	100,981	6,581,410

		11,112,539

Switzerland — 5.6%
Alcon, Inc.†	32,408	1,958,300
Novartis AG	151,562	12,552,193
Roche Holding AG	30,829	10,667,094

		25,177,587

Taiwan — 2.0%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	114,446	9,028,645

United Kingdom — 22.1%
Anglo American PLC	107,364	2,649,519
Associated British Foods PLC	326,277	7,577,446
Aviva PLC	696,313	2,423,990
BHP Group PLC	350,618	7,646,988
British American Tobacco PLC	346,065	11,484,838
GlaxoSmithKline PLC	634,617	12,744,170
Imperial Brands PLC	417,211	7,000,642
M&G PLC	1,057,545	2,239,140
Prudential PLC	710,392	10,382,457
Reckitt Benckiser Group PLC	215,107	21,756,541
RELX PLC (Euronext Amsterdam)	318,401	6,780,896
RELX PLC (LSE)	268,237	5,694,406

		98,381,033

Total Long-Term Investment Securities (cost $410,826,844)		437,923,737

TOTAL INVESTMENTS (cost $410,826,844)(1)	98.2%	437,923,737
Other assets less liabilities	1.8	8,171,912

NET ASSETS	100.0%	$446,095,649

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

ADR — American Depositary Receipt

Euronext Amsterdam — Euronext Stock Exchange, Amsterdam

LSE — London Stock Exchange

364

SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$39,122,391	$398,801,346	**	$—	$437,923,737

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).

See Notes to Financial Statements

365

SunAmerica Series Trust SA Oppenheimer Main Street Large Cap Portfolio

PORTFOLIO PROFILE — July 31, 2020 — (unaudited)

Industry Allocation*

Applications Software	9.1%
E-Commerce/Products	7.1
Medical-Drugs	4.9
Medical-HMO	4.4
Insurance-Property/Casualty	4.4
Cosmetics & Toiletries	3.6
Internet Content-Entertainment	3.4
Finance-Credit Card	3.3
Real Estate Investment Trusts	3.1
Aerospace/Defense	3.0
Semiconductor Components-Integrated Circuits	2.6
Diversified Banking Institutions	2.5
Semiconductor Equipment	2.4
Retail-Building Products	2.4
Diagnostic Equipment	2.4
Telephone-Integrated	2.3
Computer Services	2.2
Finance-Other Services	2.1
Medical-Biomedical/Gene	2.1
Medical-Hospitals	1.9
Transport-Services	1.7
Web Portals/ISP	1.6
Insurance-Life/Health	1.6
Soap & Cleaning Preparation	1.6
Electronic Components-Semiconductors	1.6
E-Commerce/Services	1.5
Non-Hazardous Waste Disposal	1.3
Transport-Rail	1.2
Internet Content-Information/News	1.2
Electric-Integrated	1.2
Retail-Discount	1.2
Wireless Equipment	1.2
Pipelines	1.1
Repurchase Agreements	1.1
Instruments-Controls	1.1
Brewery	0.9
Chemicals-Specialty	0.9
Building-Residential/Commercial	0.8
Food-Confectionery	0.8
Beverages-Non-alcoholic	0.7
Data Processing/Management	0.7
Oil Companies-Integrated	0.7
Retail-Auto Parts	0.7
Medical Products	0.6
Electronic Forms	0.6
Diagnostic Kits	0.5
Medical Instruments	0.5
Therapeutics	0.4
Oil Refining & Marketing	0.4
Auto-Cars/Light Trucks	0.4
Music	0.3
Medical Labs & Testing Services	0.3
Food-Dairy Products	0.2
Theaters	0.2
Building Products-Cement	0.2

100.2%

*	Calculated as a percentage of net assets

366

SunAmerica Series Trust SA Oppenheimer Main Street Large Cap Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 99.1%
Aerospace/Defense — 3.0%
Lockheed Martin Corp.	33,933	$12,859,589

Applications Software — 9.1%
Microsoft Corp.	190,908	39,138,049

Auto-Cars/Light Trucks — 0.4%
General Motors Co.	68,142	1,696,054

Beverages-Non-alcoholic — 0.7%
PepsiCo, Inc.	23,005	3,166,868

Brewery — 0.9%
Constellation Brands, Inc., Class A	22,145	3,946,239

Building Products-Cement — 0.2%
Vulcan Materials Co.	6,275	736,811

Building-Residential/Commercial — 0.8%
D.R. Horton, Inc.	51,591	3,413,261

Chemicals-Specialty — 0.9%
Ecolab, Inc.	8,148	1,524,328
Valvoline, Inc.	102,320	2,099,606

		3,623,934

Computer Services — 2.2%
Accenture PLC, Class A	28,647	6,439,273
Amdocs, Ltd.	50,246	3,120,276

		9,559,549

Cosmetics & Toiletries — 3.6%
Procter & Gamble Co.	116,446	15,268,400

Data Processing/Management — 0.7%
Fiserv, Inc.†	30,213	3,014,955

Diagnostic Equipment — 2.4%
Avantor, Inc.†	75,107	1,658,362
Thermo Fisher Scientific, Inc.	20,283	8,396,148

		10,054,510

Diagnostic Kits — 0.5%
Quidel Corp.†	8,184	2,311,734

Diversified Banking Institutions — 2.5%
JPMorgan Chase & Co.	111,697	10,794,398

E-Commerce/Products — 7.1%
Amazon.com, Inc.†	9,654	30,551,821

E-Commerce/Services — 1.5%
Booking Holdings, Inc.†	3,784	6,289,500

Electric-Integrated — 1.2%
Duke Energy Corp.	58,820	4,984,407

Electronic Components-Semiconductors — 1.6%
Texas Instruments, Inc.	51,853	6,613,850

Electronic Forms — 0.6%
Adobe, Inc.†	5,533	2,458,423

Finance-Credit Card — 3.3%
Capital One Financial Corp.	82,204	5,244,615
Mastercard, Inc., Class A	28,458	8,780,147

		14,024,762

Finance-Other Services — 2.1%
Intercontinental Exchange, Inc.	91,984	8,902,212

Food-Confectionery — 0.8%
Mondelez International, Inc., Class A	61,330	3,403,202

Security Description	Shares	Value (Note 2)
Food-Dairy Products — 0.2%
a2 Milk Co., Ltd.†	63,808	$880,913

Instruments-Controls — 1.1%
Honeywell International, Inc.	30,905	4,616,280

Insurance-Life/Health — 1.6%
Equitable Holdings, Inc.	342,029	6,997,913

Insurance-Property/Casualty — 4.4%
Berkshire Hathaway, Inc., Class B†	53,467	10,467,769
Progressive Corp.	92,226	8,331,697

		18,799,466

Internet Content-Entertainment — 3.4%
Facebook, Inc., Class A†	58,046	14,724,529

Internet Content-Information/News — 1.2%
Tencent Holdings, Ltd. ADR	76,481	5,238,184

Medical Instruments — 0.5%
Alcon, Inc.†	35,666	2,139,247

Medical Labs & Testing Services — 0.3%
Laboratory Corp. of America Holdings†	7,516	1,449,987

Medical Products — 0.6%
Zimmer Biomet Holdings, Inc.	19,475	2,626,399

Medical-Biomedical/Gene — 2.1%
Amgen, Inc.	26,423	6,464,916
Gilead Sciences, Inc.	33,112	2,302,277

		8,767,193

Medical-Drugs — 4.9%
AstraZeneca PLC ADR	201,326	11,229,964
Merck & Co., Inc.	120,854	9,697,325

		20,927,289

Medical-HMO — 4.4%
UnitedHealth Group, Inc.	62,159	18,820,502

Medical-Hospitals — 1.9%
HCA Healthcare, Inc.	64,336	8,147,511

Music — 0.3%
Warner Music Group Corp.† Class A	48,774	1,470,536

Non-Hazardous Waste Disposal — 1.3%
Waste Connections, Inc.	54,391	5,568,007

Oil Companies-Integrated — 0.7%
Suncor Energy, Inc.	189,837	2,991,831

Oil Refining & Marketing — 0.4%
Valero Energy Corp.	33,473	1,882,187

Pipelines — 1.1%
Magellan Midstream Partners LP	120,057	4,861,108

Real Estate Investment Trusts — 3.1%
Prologis, Inc.	126,829	13,370,313

Retail-Auto Parts — 0.7%
O’Reilly Automotive, Inc.†	6,043	2,884,807

Retail-Building Products — 2.4%
Home Depot, Inc.	38,276	10,161,895

Retail-Discount — 1.2%
Target Corp.	39,489	4,970,875

Semiconductor Components-Integrated Circuits — 2.6%
QUALCOMM, Inc.	104,917	11,080,284

367

SunAmerica Series Trust SA Oppenheimer Main Street Large Cap Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Semiconductor Equipment — 2.4%
Applied Materials, Inc.	161,773	$10,406,857

Soap & Cleaning Preparation — 1.6%
Church & Dwight Co., Inc.	51,747	4,984,788
Reckitt Benckiser Group PLC	16,655	1,684,535

		6,669,323

Telephone-Integrated — 2.3%
Verizon Communications, Inc.	173,905	9,996,059

Theaters — 0.2%
Live Nation Entertainment, Inc.†	16,238	760,101

Therapeutics — 0.4%
Neurocrine Biosciences, Inc.†	15,672	1,886,282

Transport-Rail — 1.2%
Union Pacific Corp.	30,380	5,266,373

Transport-Services — 1.7%
C.H. Robinson Worldwide, Inc.	27,920	2,616,663
United Parcel Service, Inc., Class B	33,107	4,726,355

		7,343,018

Web Portals/ISP — 1.6%
Alphabet, Inc., Class A†	4,711	7,009,732

Wireless Equipment — 1.2%
Motorola Solutions, Inc.	35,123	4,910,195

Total Long-Term Investment Securities (cost $344,312,372)		424,437,724

Security Description	Principal Amount	Value (Note 2)
REPURCHASE AGREEMENTS — 1.1%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00%, dated 07/31/2020, to be repurchased 08/03/2020 in the amount of $4,825,000 and collateralized by $4,658,700 of United States Treasury Notes, bearing interest at 1.75% due 07/31/2024 and having an approximate value of $4,949,142 (cost $4,852,000)	$4,852,000	$4,852,000

TOTAL INVESTMENTS (cost $349,164,372)(1)	100.2%	429,289,724
Liabilities in excess of other assets	(0.2)	(891,061)

NET ASSETS	100.0%	$428,398,663

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

ADR — American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$421,872,277	$2,565,447	**	$—	$424,437,724
Repurchase Agreements	—	4,852,000		—	4,852,000

Total Investments at Value	$421,872,277	$7,417,447		$—	$429,289,724

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).

See Notes to Financial Statements

368

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio

PORTFOLIO PROFILE — July 31, 2020 — (unaudited)

Industry Allocation*

U.S. Government Treasuries	47.1%
United States Treasury Notes	21.3
Uniform Mtg. Backed Securities	21.0
Repurchase Agreements	14.9
United States Treasury Bonds	9.4
Diversified Financial Services	5.9
Federal National Mtg. Assoc.	2.7
Diversified Banking Institutions	2.3
Electric-Integrated	1.4
Government National Mtg. Assoc.	1.3
Real Estate Investment Trusts	1.2
Federal Home Loan Mtg. Corp.	0.9
Banks-Commercial	0.9
Sovereign	0.7
Pipelines	0.6
Airlines	0.5
Telephone-Integrated	0.4
Oil Companies-Exploration & Production	0.3
Municipal Bonds & Notes	0.3
Medical-Drugs	0.3
Finance-Leasing Companies	0.2
Cable/Satellite TV	0.2
Insurance-Life/Health	0.2
Banks-Super Regional	0.2
Regional Agencies	0.2
Computers	0.2
Gas-Distribution	0.2
Cellular Telecom	0.2
Electronic Components-Semiconductors	0.2
Finance-Investment Banker/Broker	0.2
Medical Instruments	0.1
Medical-Hospitals	0.1
Machinery-General Industrial	0.1
Multimedia	0.1
Casino Hotels	0.1
Finance-Commercial	0.1
Certificates of Deposit	0.1
Electric-Distribution	0.1
Applications Software	0.1
Commercial Services	0.1
Insurance-Property/Casualty	0.1
Retail-Restaurants	0.1
Oil Companies-Integrated	0.1
Building & Construction Products-Misc.	0.1
Investment Management/Advisor Services	0.1
Medical-Biomedical/Gene	0.1
Commercial Services-Finance	0.1
Finance-Consumer Loans	0.1
Diversified Manufacturing Operations	0.1
Chemicals-Specialty	0.1
Agricultural Chemicals	0.1
Tobacco	0.1
Software Tools	0.1
Enterprise Software/Service	0.1
Electronic Parts Distribution	0.1
Aerospace/Defense-Equipment	0.1
Finance-Other Services	0.1
Transport-Marine	0.1

138.2%

Credit Quality#†

Aaa	77.4%
Aa	1.4
A	4.2
Baa	10.2
Ba	1.2
B	0.5
Caa	0.4
Ca	0.1
Not Rated@	4.6

100.0%

*	Calculated as a percentage of net assets.
#	Calculated as percentage of total debt issues, excluding short-term securities.
†	Source: Moody’s
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

369

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited)

Security Description		Principal Amount**	Value (Note 2)
ASSET BACKED SECURITIES — 5.4%
Diversified Financial Services — 5.4%
ALBA PLC FRS Series 2005-1, Class A3 0.44% (3 ML GBP+0.19%) due 11/25/2042(1)	GBP	453,870	$561,965
ALBA PLC FRS Series 2015-1, Class A 1.94% (1 ML GBP+1.25%) due 04/24/2049(1)	GBP	311,760	408,298
American Home Mtg. Assets Trust FRS Series 2006-3, Class 3A11 0.29% (1 ML+0.12%) due 10/25/2046(1)	$	23,014	20,333
Angel Oak Mtg. Trust VRS Series 2020-4, Class A1 1.47% due 06/25/2065*(1)(5)		900,000	900,512
Arbor Realty Commercial Real Estate Notes, Ltd. FRS Series 2019-FL1, Class A 1.32% (1 ML+1.15%) due 05/15/2037*		1,300,000	1,261,239
BAMLL Commercial Mtg. Securities Trust FRS Series 2019-RLJ, Class A 1.22% (1 ML+1.05%) due 04/15/2036*(2)		1,300,000	1,246,417
Banco La Hipotecaria SA Series 2016-1A, Class A 3.36% due 01/15/2046*(1)(3)		1,076,244	1,175,504
Bancorp Commercial Mtg. Trust FRS Series 2019-CRE6, Class A 1.22% (1 ML+1.05%) due 09/15/2036*(2)		472,778	463,375
Barings BDC Static CLO, Ltd. FRS Series 2019-1A, Class A1 1.30% (3 ML+1.02%) due 04/15/2027*(4)		512,808	507,851
Bear Stearns Asset Backed Securities I Trust FRS Series 2005-HE4, Class M2 1.13% (1 ML+0.96%) due 04/25/2035		195,845	195,482
ChaseFlex Trust FRS Series 2007-2, Class A1 0.45% (1 ML+0.28%) due 05/25/2037(1)		936,433	865,830
Citigroup Commercial Mtg. Trust Series 2019-SMRT, Class A 4.15% due 01/10/2036*(2)		2,400,000	2,594,772
Citigroup Mtg. Loan Trust, Inc. FRS Series 2007-AMC1, Class A1 0.33% (1 ML+0.16%) due 12/25/2036*		1,340,060	909,639
Citigroup Mtg. Loan Trust, Inc. VRS Series 2019-B, Class A1 3.26% due 04/25/2066*(1)(5)		399,830	400,286

Security Description		Principal Amount**	Value (Note 2)
Diversified Financial Services (continued)
COMM Mtg. Trust VRS Series 2018-HOME, Class A 3.82% due 04/10/2033*(2)(5)	$	1,100,000	$1,229,148
Countrywide Alternative Loan Trust FRS Series 2006-OA3, Class 2A1 0.38% (1 ML+0.21%) due 05/25/2036(1)		4,285,317	3,693,623
Countrywide Alternative Loan Trust Series 2005-J11, Class 1A15 5.50% due 11/25/2035(1)		162,943	133,814
Countrywide Alternative Loan Trust Series 2005-65CB, Class 2A6 6.00% due 12/25/2035(1)		231,604	211,519
Countrywide Alternative Loan Trust Series 2007-J1, Class 2A4 6.00% due 03/25/2037(1)		705,380	387,140
Countrywide Asset-Backed Certs. FRS Series 2006-26, Class 1A 0.31% (1 ML+0.14%) due 06/25/2037		226,001	202,077
Countrywide Asset-Backed Certs. FRS Series 2007-1, Class 2A3 0.31% (1 ML+0.14%) due 07/25/2037		189,707	176,021
Countrywide Asset-Backed Certs. FRS Series 2007-10, Class 2A4 0.42% (1 ML+0.25%) due 06/25/2047		800,000	722,085
Credit Suisse Mtg. Capital Certs. Series 2019-RPL4, Class A1 3.52% due 08/26/2058*(1)		650,195	650,505
Crown Point CLO 5, Ltd. FRS Series 2018-5A, Class A 1.21% (3 ML+0.94%) due 07/17/2028*(4)		1,579,343	1,559,052
CSMC Trust VRS Series 2019-RPL9, Class A1 3.08% due 10/27/2059*(1)(5)		581,261	582,855
CVP Cascade, Ltd. FRS Series 2013-CLO1, Class A1R 1.42% (3 ML+1.15%) due 01/16/2026*(4)		185,189	184,267
DBUBS Mtg. Trust Series 2017-BRBK, Class A 3.45% due 10/10/2034*(2)		2,400,000	2,581,493
Deutsche Alt-A Securities Mtg. Loan Trust FRS Series 2007-AR3, Class 2A2A 0.35% (1 ML+0.18%) due 06/25/2037(1)		1,751	1,783
Dryden Senior Loan Fund FRS Series 2012-25A, Class ARR 1.18% (3 ML+0.90%) due 10/15/2027*(4)		1,347,754	1,331,177

370

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description		Principal Amount**	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Encore Credit Receivables Trust FRS Series 2005-1, Class M1 0.83% (1 ML+0.66%) due 07/25/2035	$	600,683	$595,151
Eurosail PLC FRS Series 2006-4X, Class A3C 0.36% (3 ML GBP+0.16%) due 12/10/2044(1)	GBP	138,600	179,431
Eurosail PLC FRS Series 2007-3A, Class A3C 1.14% (3 ML GBP+0.95%) due 06/13/2045*(1)	GBP	501,584	650,619
Eurosail PLC FRS Series 2007-3X, Class A3A 1.14% (3 ML GBP+0.95%) due 06/13/2045(1)	GBP	444,639	576,754
Eurosail PLC FRS Series 2007-3X, Class A3C 1.14% (3 ML GBP+0.95%) due 06/13/2045(1)	GBP	592,781	768,913
Flagship CLO VIII, Ltd. FRS Series 2014-8A, Class ARR 1.12% (3 ML+0.85%) due 01/16/2026*(4)	$	257,357	254,767
Ford Credit Auto Owner Trust Series 2016-2, Class A 2.03% due 12/15/2027*		2,100,000	2,125,651
Fremont Home Loan Trust FRS Series 2005-1, Class M5 1.24% (1 ML+1.07%) due 06/25/2035		800,000	777,004
Gallatin CLO IX, Ltd. FRS Series 2018-1A, Class A 1.32% (3 ML+1.05%) due 01/21/2028*(4)		890,819	880,383
Halcyon Loan Advisors Funding, Ltd. FRS Series 2014-3A, Class AR 1.36% (3 ML+1.10%) due 10/22/2025*(4)		371,728	369,452
HarborView Mtg. Loan Trust FRS Series 2006-12, Class 2A2A 0.38% (1 ML+0.19%) due 01/19/2038(1)		20,195	17,932
HarborView Mtg. Loan Trust VRS Series 2005-4, Class 3A1 3.61% due 07/19/2035(1)(5)		148,786	123,719
Independence Plaza Trust Series 2018-INDP, Class A 3.76% due 07/10/2035*(2)		1,600,000	1,708,123
JPMorgan Mtg. Acquisition Trust FRS Series 2007-CH5, Class A5 0.43% (1 ML+0.26%) due 06/25/2037		1,504,371	1,473,215
Legacy Mtg. Asset Trust Series 2019-GS3, Class A1 3.75% due 04/25/2059*		1,102,467	1,119,660

Security Description		Principal Amount**	Value (Note 2)
Diversified Financial Services (continued)
LoanCore Issuer, Ltd. FRS Series 2019-CRE2, Class A 1.30% (1 ML+1.13%) due 05/15/2036*	$	1,300,000	$1,274,812
Ludgate Funding PLC FRS Series 2006-1X, Class A2A 0.43% (3 ML GBP+0.19%) due 12/01/2060(1)	GBP	647,689	804,005
Ludgate Funding PLC FRS Series 2008-W1X, Class A1 0.75% (3 ML GBP+0.60%) due 01/01/2061(1)	GBP	960,758	1,205,301
Mastr Asset Backed Securities Trust FRS Series 2004-WMC3, Class M1 1.00% (1 ML+0.83%) due 10/25/2034	$	678,615	658,903
Mill City Mtg. Loan Trust VRS Series 2019-GS2, Class A1 2.75% due 08/25/2059*(1)(5)		1,139,222	1,188,693
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25, Class A4 3.37% due 10/15/2048(2)		1,800,000	1,975,626
MortgageIT Trust FRS Series 2005-2, Class 1A1 0.69% (1 ML+0.52%) due 05/25/2035(1)		54,996	54,762
Mountain View CLO, Ltd. FRS Series 2014-1A, Class ARR 1.08% (3 ML+0.80%) due 10/15/2026*(4)		575,577	567,935
Natixis Commercial Mtg. Securities Trust Series 2019-10K, Class A 3.62% due 05/15/2039*(2)		1,600,000	1,770,678
Natixis Commercial Mtg. Securities Trust Series 2019-LVL, Class A 3.89% due 08/15/2038*(2)		800,000	896,275
New Residential Mtg. Loan Trust VRS Series 2019-RPL3, Class A1 2.75% due 07/25/2059*(1)(5)		1,556,203	1,628,518
New Residential Mtg. Loan Trust VRS Series 2020-RPL1, Class A1 2.75% due 11/25/2059*(1)(5)		756,571	791,483
New Residential Mtg. Loan Trust VRS Series 2018-3A, Class A1 4.50% due 05/25/2058*(1)(5)		422,308	457,053
Palmer Square Loan Funding, Ltd. FRS Series 2018-4A, Class A1 1.29% (3 ML+0.90%) due 11/15/2026*(4)		748,873	738,093

371

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description		Principal Amount**	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Park Avenue Mtg. Trust FRS Series 2017-280P, Class A 1.05% (1 ML+0.88%) due 09/15/2034*(2)	$	1,400,000	$1,392,575
PHEAA Student Loan Trust FRS Series 2016-2A, Class A 1.12% (1 ML+0.95%) due 11/25/2065*		441,314	430,096
RASC FRS Series 2007-KS2, Class AI4 0.39% (1 ML+0.22%) due 02/25/2037		500,000	453,095
RASC FRS Series 2005-KS6, Class M6 1.22% (1 ML+1.05%) due 07/25/2035		400,000	395,373
SMB Private Education Loan Trust FRS Series 2016-B, Class A2B 1.62% (1 ML+1.45%) due 02/17/2032*		959,686	959,710
STARR II Series 2019-1, Class A 4.09% due 03/15/2044*		395,792	348,791
TICP CLO II-2, Ltd. FRS Series 2018-IIA, Class A1 1.08% (3 ML+0.84%) due 04/20/2028*(4)		2,423,003	2,388,201
Towd Point Mtg.Trust FRS Series 2019-HY2, Class A1 1.17% (1 ML+1.00%) due 05/25/2058*		708,788	706,327
Towd Point Mtg.Trust VRS Series 2019-4, Class A1 2.90% due 10/25/2059*(5)		710,480	752,302
Towd Point Mtg.Trust VRS Series 2019-SJ3, Class A1 3.00% due 11/25/2059*(5)		614,848	624,803
Uropa Securities PLC FRS Series 2007-1, Class A3A 0.29% (3 ML GBP+0.20%) due 10/10/2040(1)	GBP	332,409	407,184
Uropa Securities PLC FRS Series 2008-1, Class A 0.40% (3 ML GBP+0.20%) due 06/10/2059(1)	GBP	636,898	788,981
Uropa Securities PLC FRS Series 2008-1, Class M1 0.55% (3 ML GBP+0.35%) due 06/10/2059(1)	GBP	155,444	191,850
Uropa Securities PLC FRS Series 2008-1, Class M2 0.75% (3 ML GBP+0.55%) due 06/10/2059(1)	GBP	121,420	145,292
Uropa Securities PLC FRS Series 2008-1, Class B 0.95% (3 ML GBP+0.75%) due 06/10/2059(1)	GBP	129,426	152,047
Venture XIV CLO, Ltd. FRS Series 2013-14A, Class ARR 1.40% (3 ML+1.03%) due 08/28/2029*(4)		2,400,000	2,358,480

Security Description		Principal Amount**	Value (Note 2)
Diversified Financial Services (continued)
WaMu Mtg. Pass-Through Certs. Trust FRS Series 2005-AR19, Class A1A1 0.44% (1 ML+0.27%) due 12/25/2045(1)	$	343,097	$331,628
WaMu Mtg. Pass-Through Certs. Trust FRS Series 2006-AR9, Class 2A 2.26% (COFI+1.50%) due 08/25/2046(1)		1,235,150	1,135,156
Worldwide Plaza Trust Series 2017-WWP, Class A 3.53% due 11/10/2036*(2)		2,100,000	2,309,363
Zais CLO, Ltd. FRS Series 2014-1A, Class A1AR 1.43% (3 ML+1.15%) due 04/15/2028*(4)		1,190,501	1,176,104

Total Asset Backed Securities (cost $67,327,662)			68,238,331

U.S. CORPORATE BONDS & NOTES — 7.9%
Aerospace/Defense-Equipment — 0.1%
Spirit AeroSystems, Inc. Senior Sec. Notes 3.85% due 06/15/2026		800,000	746,160

Airlines — 0.4%
Alaska Airlines Pass-Through Trust Pass-Through Certs. Series 2020-1, Class A 4.80% due 02/15/2029*		200,000	207,228
American Airlines Pass-Through Trust Pass-Through Certs. Series 2016-3, Class A 3.00% due 04/15/2030		592,774	555,870
American Airlines Pass-Through Trust Pass-Through Certs. Series 2016-3, Class A 3.25% due 04/15/2030		169,332	135,994
American Airlines Pass-Through Trust Pass-Through Certs. Series 2013-1, Class A 4.00% due 01/15/2027		326,845	270,108
American Airlines Pass-Through Trust Pass-Through Certs. Series 2017-1, Class A 4.00% due 08/15/2030		85,250	73,044
Southwest Airlines Co. Senior Notes 5.13% due 06/15/2027		1,000,000	1,051,148
Spirit Airlines Pass-Through Trust Pass-Through Certs. Series 2017-1, Class A 3.65% due 08/15/2031		447,965	369,502
United Airlines Pass-Through Trust Pass-Through Certs. Series 2016-2, Class AA 2.88% due 04/07/2030		867,845	814,736

372

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description		Principal Amount**	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Airlines (continued)
United Airlines Pass-Through Trust Pass-Through Certs. Series 2016-2, Class A 3.10% due 04/07/2030	$	867,845	$730,494
United Airlines Pass-Through Trust Pass-Through Certs. Series 2019-1, Class A 4.55% due 08/25/2031		889,460	725,877
US Airways Pass Through Trust Pass-Through Certs. Series 2012-1, Class A 5.90% due 04/01/2026		55,133	51,334

			4,985,335

Applications Software — 0.1%
Microsoft Corp. Senior Bonds 2.53% due 06/01/2050		372,000	408,351
Microsoft Corp. Senior Notes 4.10% due 02/06/2037		628,000	841,183

			1,249,534

Banks-Commercial — 0.1%
Santander Holdings USA, Inc. Senior Notes 3.45% due 06/02/2025		700,000	750,699

Banks-Super Regional — 0.2%
Wells Fargo & Co. FRS Senior Notes 1.49% (3 ML+1.23%) due 10/31/2023		1,900,000	1,920,634
Wells Fargo & Co. Senior Notes 2.16% due 02/11/2026		1,000,000	1,042,583
Wells Fargo & Co. Senior Notes 3.00% due 02/19/2025		50,000	54,302

			3,017,519

Broadcast Services/Program — 0.0%
Discovery Communications LLC Company Guar. Notes 3.45% due 03/15/2025		10,000	10,994

Building & Construction Products-Misc. — 0.1%
Fortune Brands Home & Security, Inc. Senior Notes 4.00% due 06/15/2025		60,000	66,716
Standard Industries, Inc. Senior Notes 4.38% due 07/15/2030*		900,000	972,000

			1,038,716

Cable/Satellite TV — 0.2%
Charter Communications Operating LLC/Charter Communications Operating Capital FRS Senior Sec. Notes 1.90% (3 ML+1.65%) due 02/01/2024		1,900,000	1,932,097

Security Description		Principal Amount**	Value (Note 2)
Cable/Satellite TV (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.80% due 03/01/2050	$	1,100,000	$1,332,926

			3,265,023

Casino Hotels — 0.0%
Las Vegas Sands Corp. Senior Notes 2.90% due 06/25/2025		600,000	591,558

Cellular Telecom — 0.2%
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC Senior Sec. Notes 4.74% due 09/20/2029*		900,000	978,750
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC Senior Sec. Notes 5.15% due 09/20/2029*		1,000,000	1,170,680

			2,149,430

Chemicals-Specialty — 0.1%
Huntsman International LLC Senior Notes 4.50% due 05/01/2029		500,000	546,467
Huntsman International LLC Senior Notes 5.13% due 11/15/2022		300,000	319,349

			865,816

Commercial Services — 0.1%
RELX Capital, Inc. Company Guar. Notes 4.00% due 03/18/2029		1,000,000	1,185,275

Commercial Services-Finance — 0.1%
Equifax, Inc. Senior Notes 3.25% due 06/01/2026		800,000	864,779
S&P Global, Inc. Company Guar. Notes 4.40% due 02/15/2026		50,000	59,493

			924,272

Computers — 0.2%
Apple, Inc. Senior Notes 2.90% due 09/12/2027		100,000	113,062
Apple, Inc. Senior Notes 3.35% due 02/09/2027		100,000	115,312
Dell International LLC/EMC Corp. Senior Sec. Notes 5.30% due 10/01/2029*		900,000	1,035,979
Dell International LLC/EMC Corp. Senior Sec. Notes 8.10% due 07/15/2036*		1,100,000	1,492,934

			2,757,287

373

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description		Principal Amount**	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions — 0.1%
Bank of America Corp. FRS Senior Notes 1.43% (3 ML+1.16%) due 01/20/2023	$	200,000	$202,034
Citigroup, Inc. Sub. Notes 4.40% due 06/10/2025		750,000	850,923
JPMorgan Chase & Co. FRS Senior Notes 1.14% (3 ML+0.90%) due 04/25/2023		600,000	604,765

			1,657,722

Diversified Manufacturing Operations — 0.1%
General Electric Capital Corp. Senior Notes 3.10% due 01/09/2023		400,000	421,685
General Electric Co. Senior Notes 5.55% due 01/05/2026		400,000	464,737

			886,422

Electric-Integrated — 1.3%
AEP Texas, Inc. Senior Notes 3.95% due 06/01/2028		1,300,000	1,526,741
Black Hills Corp. Senior Notes 2.50% due 06/15/2030		1,200,000	1,269,974
Cleco Corporate Holdings LLC Senior Notes 3.74% due 05/01/2026		1,600,000	1,702,166
DTE Electric Co General Refunding Mtg. 3.70% due 06/01/2046		1,700,000	2,121,228
Duke Energy Corp. Senior Notes 2.45% due 06/01/2030		200,000	216,304
Duke Energy Corp. Senior Notes 2.65% due 09/01/2026		1,000,000	1,100,137
Entergy Mississippi, Inc. 1st Mtg. Notes 2.85% due 06/01/2028		1,900,000	2,099,674
FirstEnergy Corp. Senior Notes 2.25% due 09/01/2030		400,000	396,432
IPALCO Enterprises, Inc. Senior Sec. Notes 3.70% due 09/01/2024		700,000	760,839
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 3.20% due 02/25/2022		700,000	729,590
Pacific Gas & Electric Co. 1st Mtg. Notes 3.50% due 06/15/2025		30,000	32,045
Pacific Gas & Electric Co. 1st Mtg. Notes 4.25% due 08/01/2023		400,000	429,582
Pacific Gas & Electric Co. 1st Mtg. Notes 4.25% due 03/15/2046		1,300,000	1,431,538

Security Description		Principal Amount**	Value (Note 2)
Electric-Integrated (continued)
Southern California Edison Co. 1st Mtg. Notes 3.90% due 03/15/2043	$	200,000	$229,603
Southern California Edison Co. 1st Mtg. Notes 4.00% due 04/01/2047		1,500,000	1,780,146
Southern California Edison Co. 1st Mtg. Notes 4.05% due 03/15/2042		200,000	233,654
Southern California Edison Co. 1st Mtg. Notes 4.65% due 10/01/2043		480,000	611,380

			16,671,033

Electronic Components-Semiconductors — 0.1%
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.88% due 01/15/2027		1,000,000	1,110,917

Electronic Parts Distribution — 0.1%
Arrow Electronics, Inc. Senior Notes 3.25% due 09/08/2024		700,000	747,576

Enterprise Software/Service — 0.1%
Oracle Corp. Senior Notes 2.95% due 05/15/2025		700,000	772,645

Finance-Commercial — 0.1%
GE Capital Funding LLC Company Guar. Notes 4.40% due 05/15/2030*		1,300,000	1,370,270

Finance-Consumer Loans — 0.1%
Springleaf Finance Corp. Company Guar. Notes 8.88% due 06/01/2025		800,000	902,000

Finance-Investment Banker/Broker — 0.1%
Lazard Group LLC Senior Notes 3.75% due 02/13/2025		25,000	26,894
Lazard Group LLC Senior Notes 4.38% due 03/11/2029		200,000	230,127
Lazard Group LLC Senior Notes 4.50% due 09/19/2028		500,000	580,780

			837,801

Finance-Other Services — 0.1%
BGC Partners, Inc. Senior Notes 5.13% due 05/27/2021		700,000	709,863

Food-Misc./Diversified — 0.0%
Conagra Brands, Inc. Senior Notes 5.30% due 11/01/2038		200,000	272,633

Gas-Distribution — 0.2%
Dominion Energy Gas Holdings LLC Senior Notes 2.50% due 11/15/2024		400,000	429,339

374

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description		Principal Amount**	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Gas-Distribution (continued)
East Ohio Gas Co. Senior Notes 2.00% due 06/15/2030*	$	100,000	$105,408
Southern California Gas Co. 1st Mtg. Notes 4.13% due 06/01/2048		1,400,000	1,864,314

			2,399,061

Insurance-Life/Health — 0.2%
Great-West Lifeco Finance 2018 LP Company Guar. Notes 4.05% due 05/17/2028*		500,000	570,396
Pacific Life Insurance Co. Sub. Notes 4.30% due 10/24/2067*		2,300,000	2,489,451

			3,059,847

Insurance-Mutual — 0.0%
New York Life Insurance Co. Sub. Notes 4.45% due 05/15/2069*		400,000	532,448

Insurance-Property/Casualty — 0.1%
Fidelity National Financial, Inc. Senior Notes 3.40% due 06/15/2030		1,000,000	1,083,409
First American Financial Corp. Senior Notes 4.60% due 11/15/2024		20,000	21,587

			1,104,996

Investment Management/Advisor Services — 0.0%
Stifel Financial Corp. Senior Notes 4.00% due 05/15/2030		400,000	438,190

Machinery-General Industrial — 0.1%
Wabtec Corp. Company Guar. Notes 4.40% due 03/15/2024		1,600,000	1,732,448

Medical Instruments — 0.1%
Boston Scientific Corp. Senior Notes 2.65% due 06/01/2030		900,000	978,287
Boston Scientific Corp. Senior Notes 3.38% due 05/15/2022		550,000	576,356
Boston Scientific Corp. Senior Notes 4.70% due 03/01/2049		300,000	423,478

			1,978,121

Medical Products — 0.0%
Zimmer Biomet Holdings, Inc. Senior Notes 3.15% due 04/01/2022		30,000	31,151
Zimmer Biomet Holdings, Inc. Senior Notes 3.55% due 04/01/2025		30,000	33,183

			64,334

Security Description		Principal Amount**	Value (Note 2)
Medical-Biomedical/Gene — 0.1%
Amgen, Inc. Senior Notes 4.40% due 05/01/2045	$	700,000	$944,351

Medical-Drugs — 0.2%
AbbVie, Inc. Senior Notes 2.60% due 11/21/2024*		600,000	641,637
Bayer US Finance II LLC FRS Company Guar. Notes 1.32% (3 ML+1.01%) due 12/15/2023*		200,000	200,810
Zoetis, Inc. Senior Notes 3.90% due 08/20/2028		1,200,000	1,438,948

			2,281,395

Medical-Hospitals — 0.1%
HCA, Inc. Senior Sec. Notes 4.13% due 06/15/2029		300,000	351,136
Memorial Sloan-Kettering Cancer Center Bonds 2.96% due 01/01/2050		580,000	655,205
Northwell Healthcare, Inc. Sec. Notes 3.98% due 11/01/2046		700,000	803,734

			1,810,075

Multimedia — 0.1%
Walt Disney Co. Company Guar. Notes 2.65% due 01/13/2031		1,400,000	1,522,828

Oil Companies-Exploration & Production — 0.1%
Diamondback Energy, Inc. Company Guar. Notes 4.75% due 05/31/2025		1,100,000	1,196,428

Oil-Field Services — 0.0%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc. Senior Notes 3.14% due 11/07/2029		50,000	54,248

Pipelines — 0.6%
Energy Transfer Operating LP Company Guar. Notes 4.75% due 01/15/2026		40,000	43,455
Energy Transfer Operating LP Company Guar. Notes 6.05% due 06/01/2041		1,200,000	1,273,697
Enterprise Products Operating LLC Company Guar. Notes 3.20% due 02/15/2052		1,500,000	1,489,910
ONEOK, Inc. Company Guar. Notes 4.35% due 03/15/2029		1,900,000	1,961,757
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.63% due 04/15/2023		600,000	661,241
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.75% due 05/15/2024		1,600,000	1,822,882

375

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description		Principal Amount**	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
Tennessee Gas Pipeline Co. LLC Company Guar. Notes 2.90% due 03/01/2030*	$	800,000	$844,506

			8,097,448

Real Estate Investment Trusts — 1.2%
Alexandria Real Estate Equities, Inc. Company Guar. Notes 4.50% due 07/30/2029		100,000	123,523
American Tower Corp. Senior Notes 2.10% due 06/15/2030		200,000	208,013
American Tower Corp. Senior Notes 2.25% due 01/15/2022		1,200,000	1,230,853
American Tower Corp. Senior Notes 3.38% due 10/15/2026		1,200,000	1,359,869
American Tower Corp. Senior Notes 4.00% due 06/01/2025		690,000	788,738
Brixmor Operating Partnership LP FRS Senior Notes 1.30% (3 ML+1.05%) due 02/01/2022		1,400,000	1,374,279
Crown Castle International Corp. Senior Notes 4.45% due 02/15/2026		290,000	339,479
Crown Castle International Corp. Senior Notes 5.25% due 01/15/2023		800,000	889,456
Digital Realty Trust LP Company Guar. Notes 4.45% due 07/15/2028		108,000	131,014
Equinix, Inc. Senior Notes 2.15% due 07/15/2030		700,000	721,329
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 4.00% due 01/15/2030		800,000	824,160
Goodman US Finance Three LLC Company Guar. Notes 3.70% due 03/15/2028*		1,200,000	1,316,198
Highwoods Realty LP Senior Notes 2.60% due 02/01/2031		100,000	100,574
Hudson Pacific Properties LP Company Guar. Notes 3.95% due 11/01/2027		8,000	8,597
Physicians Realty LP Company Guar. Notes 3.95% due 01/15/2028		315,000	329,041
SBA Tower Trust Senior Notes 1.88% due 07/15/2050*		500,000	495,035
STORE Capital Corp. Senior Notes 4.50% due 03/15/2028		10,000	10,606
STORE Capital Corp. Senior Notes 4.63% due 03/15/2029		100,000	107,487

Security Description		Principal Amount**	Value (Note 2)
Real Estate Investment Trusts (continued)
VEREIT Operating Partnership LP Company Guar. Notes 4.63% due 11/01/2025	$	1,300,000	$1,428,753
Weyerhaeuser Co. Senior Notes 4.00% due 11/15/2029		2,700,000	3,128,524
WP Carey, Inc. Senior Notes 4.60% due 04/01/2024		500,000	544,513

			15,460,041

Retail-Restaurants — 0.1%
McDonald’s Corp. Senior Notes 3.80% due 04/01/2028		900,000	1,067,035

Schools — 0.0%
Yale University Notes 1.48% due 04/15/2030		500,000	514,327

Software Tools — 0.1%
VMware, Inc. Senior Notes 4.50% due 05/15/2025		700,000	792,891

Telephone-Integrated — 0.4%
AT&T, Inc. Senior Notes 2.25% due 02/01/2032		480,000	491,685
AT&T, Inc. Senior Notes 3.65% due 06/01/2051		480,000	526,413
AT&T, Inc. Senior Notes 3.85% due 06/01/2060		1,300,000	1,441,718
AT&T, Inc. Senior Notes 4.35% due 03/01/2029		200,000	238,970
AT&T, Inc. Senior Notes 4.50% due 05/15/2035		300,000	360,124
Verizon Communications, Inc. Senior Notes 4.33% due 09/21/2028		1,435,000	1,771,581

			4,830,491

Tobacco — 0.1%
BAT Capital Corp. Company Guar. Notes 4.39% due 08/15/2037		700,000	801,003

Total U.S. Corporate Bonds & Notes (cost $91,573,263)			100,158,506

FOREIGN CORPORATE BONDS & NOTES — 4.4%
Agricultural Chemicals — 0.1%
Syngenta Finance NV Company Guar. Notes 4.44% due 04/24/2023*		300,000	315,505
Syngenta Finance NV Company Guar. Notes 5.18% due 04/24/2028*		500,000	543,037

			858,542

376

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description		Principal Amount**	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Airlines — 0.1%
British Airways Pass-Through Trust Pass-Through Certs. Series 2019-1, Class A 3.35% due 12/15/2030*	$	597,512	$497,619
British Airways Pass-Through Trust Pass-Through Certs. Series 2018-1, Class AA 3.80% due 03/20/2033*		542,175	515,272

			1,012,891

Airport Development/Maintenance — 0.0%
Sydney Airport Finance Co. Pty, Ltd. Senior Sec. Notes 3.38% due 04/30/2025*		20,000	21,666
Sydney Airport Finance Co. Pty, Ltd. Senior Sec. Notes 3.63% due 04/28/2026*		300,000	322,561

			344,227

Banks-Commercial — 0.6%
AIB Group PLC Senior Notes 4.75% due 10/12/2023*		1,000,000	1,090,861
Bank of Ireland Group PLC Senior Notes 4.50% due 11/25/2023*		1,300,000	1,405,782
Credit Suisse AG Senior Notes 2.10% due 11/12/2021		1,200,000	1,226,713
Dexia Credit Local SA Government Guar. Notes 1.88% due 09/15/2021*		2,700,000	2,742,989
Mizuho Bank, Ltd. Company Guar. Notes 3.60% due 09/25/2024*		200,000	220,074
Santander UK Group Holdings PLC Senior Notes 3.13% due 01/08/2021		140,000	141,616
Santander UK Group Holdings PLC Senior Notes 3.57% due 01/10/2023		400,000	415,118
Santander UK Group Holdings PLC Senior Notes 3.82% due 11/03/2028		200,000	224,222

			7,467,375

Beverages-Wine/Spirits — 0.0%
Pernod-Ricard SA Senior Notes 5.75% due 04/07/2021*		198,000	205,123

Casino Hotels — 0.1%
Sands China, Ltd. Senior Notes 4.60% due 08/08/2023		300,000	316,746
Sands China, Ltd. Senior Notes 5.40% due 08/08/2028		200,000	223,316
Wynn Macau, Ltd. Senior Notes 5.13% due 12/15/2029*		400,000	390,000

			930,062

Security Description		Principal Amount**	Value (Note 2)
Diversified Banking Institutions — 2.2%
Barclays PLC Senior Notes 3.25% due 02/12/2027	GBP	700,000	$995,956
Barclays PLC Senior Notes 3.65% due 03/16/2025		950,000	1,042,416
Barclays PLC Senior Notes 4.61% due 02/15/2023		1,000,000	1,053,733
BNP Paribas SA Senior Notes 4.71% due 01/10/2025*		2,300,000	2,569,559
Credit Suisse Group Funding Guernsey, Ltd. Company Guar. Notes 3.75% due 03/26/2025		250,000	276,482
Credit Suisse Group Funding Guernsey, Ltd. Company Guar. Notes 3.80% due 06/09/2023		1,500,000	1,618,160
Deutsche Bank AG FRS Senior Notes 1.54% (3 ML+1.29%) due 02/04/2021		1,600,000	1,600,846
Deutsche Bank AG Senior Notes 3.96% due 11/26/2025		700,000	746,631
HSBC Holdings PLC FRS Senior Notes 1.70% (3 ML+1.38%) due 09/12/2026		1,000,000	1,004,650
HSBC Holdings PLC Senior Notes 4.30% due 03/08/2026		550,000	629,239
Lloyds Banking Group PLC Senior Notes 4.05% due 08/16/2023		2,400,000	2,628,166
Lloyds Banking Group PLC Senior Notes 4.38% due 03/22/2028		600,000	713,180
Mitsubishi UFJ Financial Group, Inc. FRS Senior Notes 1.10% (3 ML+0.86%) due 07/26/2023		2,200,000	2,199,220
Mitsubishi UFJ Financial Group, Inc. Senior Notes 3.41% due 03/07/2024		100,000	108,810
Mizuho Financial Group, Inc. FRS Senior Notes 1.31% (3 ML+1.00%) due 09/11/2024		800,000	802,094
Royal Bank of Scotland Group PLC FRS Senior Notes 1.86% (3 ML+1.47%) due 05/15/2023		400,000	401,915
Royal Bank of Scotland Group PLC Senior Notes 3.88% due 09/12/2023		800,000	868,950

377

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description		Principal Amount**	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Royal Bank of Scotland Group PLC Senior Notes 4.27% due 03/22/2025	$	200,000	$220,239
Royal Bank of Scotland Group PLC Senior Notes 4.89% due 05/18/2029		1,100,000	1,319,297
Royal Bank of Scotland Group PLC Sub. Notes 6.00% due 12/19/2023		300,000	337,973
Royal Bank of Scotland Group PLC Sub. Notes 6.10% due 06/10/2023		200,000	221,223
Sumitomo Mitsui Financial Group, Inc. Senior Notes 1.47% due 07/08/2025		1,000,000	1,025,011
Sumitomo Mitsui Financial Group, Inc. Senior Notes 2.13% due 07/08/2030		600,000	621,948
UBS Group Funding Switzerland AG Senior Notes 2.65% due 02/01/2022*		1,600,000	1,650,939
UBS Group Funding Switzerland AG Senior Notes 4.13% due 04/15/2026*		550,000	634,296
UniCredit SpA Senior Notes 6.57% due 01/14/2022*		900,000	956,710
UniCredit SpA Senior Notes 7.83% due 12/04/2023*		1,300,000	1,523,131

			27,770,774

Electric-Distribution — 0.1%
SP Group Treasury Pte, Ltd. Company Guar. Notes 3.38% due 02/27/2029*		700,000	795,320

Electric-Generation — 0.0%
Centrais Eletricas Brasileiras SA Senior Notes 4.63% due 02/04/2030*		200,000	202,000

Electric-Integrated — 0.1%
Enel Finance International NV Company Guar. Notes 2.65% due 09/10/2024*		1,000,000	1,051,929
Enel Finance International NV Company Guar. Notes 4.63% due 09/14/2025*		200,000	231,314

			1,283,243

Electronic Components-Misc. — 0.0%
Flex, Ltd. Senior Notes 4.88% due 06/15/2029		500,000	577,348

Electronic Components-Semiconductors — 0.1%
Marvell Technology Group, Ltd. Senior Notes 4.20% due 06/22/2023		700,000	757,595

Security Description		Principal Amount**	Value (Note 2)
Finance-Investment Banker/Broker — 0.1%
Nomura Holdings, Inc. Senior Notes 2.65% due 01/16/2025	$	700,000	$735,613

Finance-Leasing Companies — 0.2%
Avolon Holdings Funding, Ltd. Company Guar. Notes 2.88% due 02/15/2025*		400,000	343,792
BOC Aviation, Ltd. Senior Notes 3.50% due 01/31/2023		200,000	207,666
LeasePlan Corp NV Senior Notes 2.88% due 10/24/2024*		1,200,000	1,243,555
Mitsubishi UFJ Lease & Finance Co., Ltd. Senior Notes 2.65% due 09/19/2022*		1,200,000	1,234,603
Park Aerospace Holdings, Ltd. Company Guar. Notes 4.50% due 03/15/2023*		100,000	94,467
Park Aerospace Holdings, Ltd. Company Guar. Notes 5.50% due 02/15/2024*		400,000	380,035

			3,504,118

Medical-Drugs — 0.1%
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 3.20% due 09/23/2026		500,000	561,832
Takeda Pharmaceutical Co., Ltd. Senior Notes 2.05% due 03/31/2030		400,000	410,854

			972,686

Oil & Gas Drilling — 0.0%
Odebrecht Drilling Norbe, Ltd. Senior Sec. Notes 6.35% due 12/01/2021		250,020	225,018

Oil Companies-Exploration & Production — 0.2%
Sinopec Group Overseas Development 2018, Ltd. Company Guar. Notes 4.13% due 09/12/2025*		1,600,000	1,807,915
Woodside Finance, Ltd. Company Guar. Notes 3.65% due 03/05/2025*		10,000	10,567
Woodside Finance, Ltd. Company Guar. Notes 3.70% due 03/15/2028*		200,000	211,409
Woodside Finance, Ltd. Company Guar. Notes 4.50% due 03/04/2029*		300,000	337,705

			2,367,596

Oil Companies-Integrated — 0.1%
Eni SpA Senior Notes 4.75% due 09/12/2028*		900,000	1,047,954

Regional Agencies — 0.2%
Japan Finance Organization for Municipalities Senior Notes 2.13% due 10/25/2023*		2,700,000	2,832,672

378

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description		Principal Amount**	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Transport-Equipment & Leasing — 0.0%
SMBC Aviation Capital Finance DAC Company Guar. Notes 2.65% due 07/15/2021*	$	200,000	$201,192
SMBC Aviation Capital Finance DAC Company Guar. Notes 3.55% due 04/15/2024*		300,000	310,990

			512,182

Transport-Marine — 0.1%
AP Moller—Maersk A/S Senior Notes 3.75% due 09/22/2024*		600,000	639,443

Total Foreign Corporate Bonds & Notes (cost $52,201,119)			55,041,782

U.S. GOVERNMENT AGENCIES — 25.9%
Federal Home Loan Mtg. Corp. — 0.9%
4.00% due 04/01/2048		316,769	336,607
4.00% due 08/01/2048		133,626	141,870
4.00% due 01/01/2049		2,696,719	2,861,764
4.00% due 02/01/2049		215,814	229,113
4.00% due 01/01/2050		212,274	225,329
4.50% due 08/01/2048		2,108,348	2,311,575
Federal Home Loan Mtg. Corp. STRIPS FRS Series 314, Class S2 5.72% (5.89%—1 ML) due 09/15/2043(1)(7)(8)		1,521,151	309,062
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS Series W5FX, Class AFX 3.21% due 04/25/2028(2)(5)		2,700,000	3,082,633
Federal Home Loan Mtg. Corp. REMIC Series 4745, Class CZ 3.50% due 01/15/2048(1)		1,094,486	1,247,109
Federal Home Loan Mtg. Corp. REMIC FRS Series 4579, Class FD 0.52% (1 ML+0.35%) due 01/15/2038(1)		885,902	883,662
Federal Home Loan Mtg. Corp. REMIC VRS Series 4579, Class SD 3.39% due 01/15/2038(1)(5)(7)		885,902	48,226

			11,676,950

Federal National Mtg. Assoc. — 2.7%
3.79% due 01/01/2029		1,800,000	2,076,869
4.00% due 07/01/2045		2,227,325	2,414,839
4.00% due 02/01/2046		2,024,710	2,199,975
4.00% due 09/01/2046		1,937,095	2,100,243
4.00% due 07/01/2048		853,109	906,322
4.00% due 09/01/2048		1,284,376	1,364,013
4.00% due 11/01/2048		263,207	279,552
4.00% due 03/01/2049		5,476,788	5,818,207
4.00% due 09/01/2049		338,592	359,492
4.00% due 05/01/2050		12,979,787	13,779,781

Security Description		Principal Amount**	Value (Note 2)
Federal National Mtg. Assoc. (continued)
Federal National Mtg. Assoc. REMIC Series 2013-17, Class TI 3.00% due 03/25/2028(1)(7)	$	836,836	$57,219
Federal National Mtg. Assoc. REMIC FRS Series 2012-113, Class PF 0.52% (1 ML+0.35%) due 10/25/2040(1)		511,526	511,723
Series 2007-85, Class FL 0.71% (1 ML+0.54%) due 09/25/2037(1)		1,922,039	1,944,745
Series 2012-21, Class FQ 0.72% (1 ML+0.55%) due 02/25/2041(1)		509,123	510,463

			34,323,443

Government National Mtg. Assoc. — 1.3%
3.50% due September TBA		8,000,000	8,416,563
Government National Mtg. Assoc. REMIC FRS
Series 2016-H10, Class FJ 0.78% (1 ML+0.60%) due 04/20/2066(1)		47,580	47,605
Series 2014-H02, Class FB 0.83% (1 ML+0.65%) due 12/20/2063(1)		789,522	791,688
Series 2016-H11, Class F 0.98% (1 ML+0.80%) due 05/20/2066(1)		2,197,875	2,216,582
Series 2016-H14, Class FA 0.98% (1 ML+0.80%) due 06/20/2066(1)		1,298,302	1,309,515
Series 2016-H17, Class FC 1.01% (1 ML+0.83%) due 08/20/2066(1)		2,966,154	2,995,415

			15,777,368

Uniform Mtg. Backed Securities — 21.0%
1.50% due September TBA		10,300,000	10,542,040
2.00% due October TBA		13,700,000	14,143,001
2.50% due October TBA		30,700,000	32,148,413
3.00% due October TBA		25,900,000	27,296,338
3.50% due September TBA		50,300,000	53,066,188
4.00% due August TBA		101,100,000	107,402,953
4.00% due September TBA		20,500,000	21,795,105

			266,394,038

Total U.S. Government Agencies (cost $326,615,184)			328,171,799

U.S. GOVERNMENT TREASURIES — 30.7%
United States Treasury Bonds — 9.4%
zero coupon due 08/15/2044 STRIPS		100,000	74,702
2.00% due 02/15/2050(14)		45,310,000	54,437,487
2.25% due 08/15/2049		2,510,000	3,163,482
2.75% due 11/15/2047		100,000	136,758
2.88% due 11/15/2046		290,000	402,273
3.00% due 11/15/2044		3,420,000	4,768,896
3.00% due 02/15/2048		4,320,000	6,178,613
3.00% due 08/15/2048		1,070,000	1,536,787
3.13% due 11/15/2041		7,420,000	10,406,550
3.13% due 05/15/2048		1,320,000	1,931,686

379

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description		Principal Amount**	Value (Note 2)
U.S. GOVERNMENT TREASURIES (continued)
United States Treasury Bonds (continued)
3.13% due 08/15/2044		$3,630,000	$5,152,331
4.25% due 05/15/2039		5,900,000	9,348,734
4.25% due 11/15/2040		5,580,000	8,971,812
4.38% due 05/15/2040		200,000	324,633
4.38% due 05/15/2041		5,500,000	9,013,555
4.50% due 08/15/2039		1,750,000	2,858,516

			118,706,815

United States Treasury Notes — 21.3%
0.13% due 04/15/2022 TIPS(9)		1,159,697	1,181,995
0.50% due 01/15/2028 TIPS(9)		5,581,793	6,247,815
0.50% due 03/31/2025		34,100,000	34,572,871
1.50% due 03/31/2023		6,640,000	6,884,331
1.50% due 02/15/2030(14)		6,460,000	7,050,232
1.63% due 08/15/2029		1,500,000	1,649,707
1.75% due 02/28/2022		2,500,000	2,563,965
1.75% due 11/15/2029(14)		740,000	823,857
1.88% due 03/31/2022(14)		50,300,000	51,755,949
1.88% due 04/30/2022		9,700,000	9,993,652
1.88% due 07/31/2022(6)		3,200,000	3,311,750
1.88% due 08/31/2022(14)		38,800,000	40,214,078
1.88% due 07/31/2026		4,400,000	4,807,172
2.00% due 12/31/2021(6)		2,600,000	2,668,555
2.00% due 11/30/2022		5,741,000	5,991,945
2.13% due 05/31/2026		12,940,000	14,302,238
2.25% due 04/30/2021(6)		1,100,000	1,117,445
2.25% due 02/15/2027(14)		62,600,000	70,244,047
2.38% due 05/15/2029		1,200,000	1,394,859
2.75% due 04/30/2023		3,400,000	3,644,774

			270,421,237

Total U.S. Government Treasuries (cost $371,004,516)			389,128,052

FOREIGN GOVERNMENT OBLIGATIONS — 0.7%
Sovereign — 0.7%
Emirate of Abu Dhabi Senior Notes 3.13% due 10/11/2027*		500,000	559,445
Kingdom of Saudi Arabia Senior Notes 4.50% due 04/22/2060		300,000	392,646
Republic of Indonesia Senior Notes 4.45% due 02/11/2024		2,200,000	2,429,834
Republic of Peru Senior Notes 5.94% due 02/12/2029*	PEN	2,900,000	984,436
Republic of Peru Senior Notes 5.94% due 02/12/2029*	PEN	1,500,000	509,191
Republic of Peru Senior Notes 6.15% due 08/12/2032*	PEN	700,000	235,067
State of Israel Senior Notes 3.38% due 01/15/2050		700,000	803,250
State of Kuwait Senior Notes 3.50% due 03/20/2027		1,000,000	1,131,700

Security Description		Shares/ Principal Amount**	Value (Note 2)
Sovereign (continued)
Tokyo Metropolitan Government Senior Notes 2.00% due 05/17/2021*	$	2,400,000	$2,424,696

Total Foreign Government Obligations (cost $8,854,044)			9,470,265

MUNICIPAL BONDS & NOTES — 0.3%
County of Miami-Dade Florida Revenue Bonds Series C 3.86% due 10/01/2029		400,000	442,344
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds 2.01% due 05/01/2025		700,000	733,488
State of Wisconsin Series A Revenue Bonds 2.10% due 05/01/2026		500,000	530,850
Texas Transportation Commission State Highway Fund Revenue Bonds 4.00% due 10/01/2033		1,000,000	1,267,240
University of California Revenue Bonds 1.61% due 05/15/2030		380,000	387,915

Total Municipal Bonds & Notes (cost $3,227,710)			3,361,837

OPTIONS — PURCHASED(10) — 0.5%
Exchange-Traded Put Options — Purchased (cost $9,583,957)		618	6,573,460

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.3%
Banks-Commercial — 0.2%
Stichting AK Rabobank Certificaten 0.00% due 09/29/2020(11)	EUR	900,000	1,160,022
Truist Financial Corp. Series Q 5.10% due 03/01/2030(11)		1,300,000	1,410,500

			2,570,522

Electric-Distribution — 0.0%
CenterPoint Energy, Inc. Series A 6.13% due 09/01/2023(11)		500,000	496,875

Investment Management/Advisor Services — 0.1%
Brighthouse Holdings LLC Series A 6.50% due 07/27/2020*(11)		500,000	526,482

Total Preferred Securities/Capital Securities (cost $3,331,718)			3,593,879

Total Long-Term Investment Securities (cost $933,719,173)			963,737,911

380

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description		Principal Amount**	Value (Note 2)
SHORT-TERM INVESTMENT SECURITIES — 47.2%
Certificates of Deposit — 0.1%
Lloyds Bank Corporate Markets PLC FRS 2.91% (3 ML+0.50%) due 10/26/2020	$	1,300,000	$1,301,348

U.S. Government Treasuries — 47.1%
United States Treasury Bills
0.09% due 08/25/2020		34,500,000	34,498,155
0.12% due 09/24/2020		56,500,000	56,491,839
0.13% due 10/22/2020		205,700,000	205,654,861
0.14% due 09/03/2020		110,000,000	109,990,764
0.15% due 09/10/2020		58,092,000	58,086,328
0.19% due 09/29/2020		132,000,000	131,979,101

			596,701,048

Total Short-Term Investment Securities (cost $597,953,956)			598,002,396

REPURCHASE AGREEMENTS — 14.9%
Agreement with Toronto-Dominion Bank, bearing interest at 0.13%, dated 07/31/2020, to be repurchased 08/03/2020 in the amount of $102,201,107 and collateralized by $102,353,109 of United States Treasury Inflation Protected Securities, bearing interest at 1.00% due 02/15/2046 and having an approximate value of $105,042,741		102,200,000	102,200,000
Agreement with J.P. Morgan Chase, bearing interest at 0.09%, dated 07/31/2020, to be repurchased 08/03/2020 in the amount of $6,000,045 and collateralized by $6,460,000 of United States Treasury Notes, bearing interest at 1.50% due 02/15/2030 and having an approximate value of $7,041,400		6,000,000	6,000,000

Security Description		Principal Amount**	Value (Note 2)
Agreement with J.P. Morgan Chase, bearing interest at 0.12%, dated 07/31/2020, to be repurchased 08/03/2020 in the amount of $80,000,267 and collateralized by $18,800,000 of United States Treasury Notes, bearing interest at 2.00% due 02/15/2050 and by $62,600,000 of United States Treasury Notes, bearing interest at 2.25% due 02/15/2027 and by $740,000 of United States Treasury Notes, bearing interest at 1.75% due 11/15/2029 and having an approximate combined value of $93,915,900	$	80,000,000	$80,000,000

Total Repurchase Agreements (cost $188,200,000)			188,200,000

TOTAL INVESTMENTS (cost $1,719,873,129) (12)		138.2%	1,749,940,307
Reverse repurchase agreements(13)		(10.1)	(128,395,300)
Liabilities in excess of other assets		(28.1)	(355,665,183)

NET ASSETS		100.0%	$1,265,879,824

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2020, the aggregate value of these securities was $95,692,072 representing 7.6% of net assets.
**	Denominated in United States Dollars unless otherwise indicated.
(1)	Collateralized Mortgage Obligation
(2)	Commercial Mortgage Backed Security
(3)	Securities classified as Level 3 (see Note 2).
(4)	Collateralized Loan Obligation
(5)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(6)	The security or portion thereof was pledged as collateral to cover margin requirements for open derivative contracts.
(7)	Interest Only
(8)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at July 31, 2020.
(9)	Principal amount of security is adjusted for inflation.

(10)	Options —- Purchased

Exchange-Traded Put Options — Purchased

Issue	Expiration Month	Strike Price	Number of Contracts	Notional Amount*	Premiums Paid	Value at July 31, 2020	Unrealized Appreciation/ (Depreciation)
S&P 500 Index	June 2021	$2,500	206	$67,385,072	$3,043,452	$2,055,880	$(987,572)
S&P 500 Index	June 2021	2,175	206	67,385,072	1,834,232	1,154,630	(679,602)
S&P 500 Index	June 2021	2,825	206	67,385,072	4,706,273	3,362,950	(1,343,323)

					$9,583,957	$6,573,460	$(3,010,497)

*	Notional amount is calculated by multiplying the number of contracts by the multiplier by the market value of the underlying security or index.

381

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

(11)	Perpetual maturity—maturity date reflects the next call date.
(12)	See Note 3 for cost of investments on a tax basis.
(13)	Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Settlement Date	Maturity Date	Amount Borrowed	Amount Payable
JPMorgan Chase	0.04%	7/28/2020	8/7/2020	$(821,400)	$(821,404)
JPMorgan Chase	0.07%	7/28/2020	8/11/2020	(22,513,000)	(22,513,175)
JPMorgan Chase	0.15%	7/20/2020	8/20/2020	(7,041,400)	(7,041,752)
JPMorgan Chase	0.18%	7/20/2020	8/20/2020	(70,581,500)	(70,585,735)
Royal Bank of Scotland	0.18%	7/27/2020	8/3/2020	(25,978,500)	(25,979,149)
Royal Bank of Scotland	0.18%	7/27/2020	8/4/2020	(1,459,500)	(1,459,529)

				$(128,395,300)	$(128,400,744)

During the Six months ended July 31, 2020 the average daily balance outstanding, and the average interest rate on the Portfolio’s reverse repurchase agreements were as follows:

Average daily balance outstanding	$164,630,270
Average interest rate	0.33%

(14)	The security or portion thereof was pledged as collateral for reverse repurchase agreements.

CLO — Collateralized Loan Obligation

REMIC — Real Estate Mortgage Investment Conduit

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

TIPS — Treasury Inflation Protected Securities

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at July 31, 2020 and unless noted otherwise, the dates shown are the original maturity dates.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation

82	Long	Euro-BTP	September 2020	$13,552,876	$14,198,051	$645,175

2,083	Long	S&P 500 E-Mini Index	September 2020	323,599,650	339,893,525	16,293,875

853	Long	Russell 2000 E-Mini Index	September 2020	59,877,023	63,028,170	3,151,147

445	Long	U.S. Treasury 10 Year Notes	September 2020	61,826,644	62,334,766	508,122

2,059	Long	MSCI EAFE	September 2020	183,025,318	186,710,120	3,684,802

						$24,283,121

						Unrealized (Depreciation)

45	Short	Euro-OAT	September 2020	$8,766,925	$8,945,063	$(178,138)

92	Short	Euro-Bund	September 2020	18,966,553	19,238,102	(271,549)

51	Short	Long Gilt	September 2020	9,195,671	9,249,459	(53,788)

485	Short	U.S. Treasury Long Bonds	September 2020	86,662,758	88,406,406	(1,743,648)

194	Short	U.S. Treasury Ultra Bonds	September 2020	42,675,172	44,171,375	(1,496,203)

433	Short	U.S. Treasury 5 Year Notes	September 2020	54,352,724	54,612,125	(259,401)

74	Short	U.S. Treasury 10 Year Ultra Long Bonds	September 2020	11,612,361	11,784,500	(172,139)

						$(4,174,866)

		Net Unrealized Appreciation (Depreciation)				$20,108,255

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

382

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Forward Foreign Currency Contracts

Counterparty	Contract to Delver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America, N.A.	GBP	5,808,000	USD	7,642,480	09/02/2020	$38,613	$—

Barclays Bank PLC	EUR	503,000	USD	563,981	08/04/2020	—	(28,528)
	USD	303,591	EUR	262,000	08/04/2020	5,032	—
	USD	815,731	MXN	18,043,000	12/09/2020	—	(17,357)

						5,032	(45,885)

Citibank N.A.	GBP	5,808,000	USD	7,207,286	08/04/2020	—	(395,385)
	PEN	5,797,212	USD	1,635,874	10/06/2020	—	(3,122)
	PEN	126,870	USD	35,821	10/19/2020	—	(42)

						—	(398,549)

Goldman Sachs Bank USA	RUB	3,436,081	USD	47,893	10/16/2020	1,988	—

Net Unrealized Appreciation/(Depreciation)						$45,633	$(444,434)

EUR	— Euro Currency	RUB	— New Russian Ruble
GBP	— British Pound Sterling	USD	— United States Dollar
MXN	— Mexican Peso
PEN	— Peruvian Sol

Centrally Cleared Interest Rate Swap Contracts
			Rates Exchanged		Value
	Notional Amount (000’s)	Maturity Date	Payments Received (Paid) by the Portfolio / Frequency	Payments Made by the Portfolio /Frequency	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)

CAD	800	03/03/2025	3 Month USD LIBOR-BBA/Quarterly	1.220%/Semi-annually	$6	$14,771

CAD	3,400	03/04/2025	3 Month USD LIBOR-BBA/Quarterly	1.235%/Semi-annually	2,889	61,672

USD	6,400	12/15/2030	0.250%/Semi-annually	6 Month USD EURIBOR- BBA/Semi-annually	261,013	102,328

				Total	$263,908	$178,771

Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection(4)
					Value(3)
Reference Obligation	Fixed Deal Receive Rate /Payment Frequency	Maturity Date	Implied Credit Spread at July 31, 2020(1)	Notional Amount (2) (000’s)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX ITRAXX Investment Grade Index	1.000% /Quarterly	12/20/2023	0.6106%	$45,000	$(367,610)	$(221,620)

(1)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging market country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(2)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

383

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

(4)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

BBA — British Banking Association

EUR — Euro Currency

EURIBOR—Euro Interbank Offered Rate

LIBOR — London Interbank Offered Rate

USD — United States Dollar

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities:
Diversified Financial Services	$—	$67,062,827	$1,175,504	$68,238,331
U.S. Corporate Bonds & Notes	—	100,158,506	—	100,158,506
Foreign Corporate Bonds & Notes	—	55,041,782	—	55,041,782
U.S. Government Agencies	—	328,171,799	—	328,171,799
U.S. Government Treasuries	—	389,128,052	—	389,128,052
Foreign Government Obligations	—	9,470,265	—	9,470,265
Municipal Bonds & Notes	—	3,361,837	—	3,361,837
Exchange-Traded Put Options — Purchased	6,573,460	—	—	6,573,460
Preferred Securities/Capital Securities	—	3,593,879	—	3,593,879
Short-Term Investment Securities	—	598,002,396	—	598,002,396
Repurchase Agreements	—	188,200,000	—	188,200,000

Total Investments at Value	$6,573,460	$1,742,191,343	$1,175,504	$1,749,940,307

Other Financial Instruments:+
Futures Contracts	$24,283,121	$—	$—	$24,283,121
Forward Foreign Currency Contracts	—	45,633	—	45,633
Centrally Cleared Interest Rate Swap Contracts	—	178,771	—	178,771

Total Other Financial Instruments	$24,283,121	$224,404	$—	$24,507,525

LIABILITIES:
Investments at Value:*
Reverse Repurchase Agreements	$—	$128,395,300	$—	$128,395,300

Other Financial Instruments:+
Futures Contracts	$4,174,866	$—	$—	$4,174,866
Forward Foreign Currency Contracts	—	444,434	—	444,434
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection	—	221,620	—	221,620

Total Other Financial Instruments	$4,174,866	$666,054	$—	$4,840,920

*	For a detailed presentation of investments, please refer to the Portfolio of Invesments.
+	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no Level 3 transfers during the reporting period.

See Notes to Financial Statements

384

SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio

PORTFOLIO PROFILE — July 31, 2020 — (unaudited)

Industry Allocation*

Real Estate Investment Trusts	5.3%
Registered Investment Companies	5.0
Cellular Telecom	3.6
Pipelines	3.4
Cable/Satellite TV	3.3
Oil Companies-Exploration & Production	2.8
Medical-Hospitals	2.3
Finance-Consumer Loans	2.3
Satellite Telecom	2.3
Containers-Metal/Glass	1.8
Metal-Copper	1.6
Protection/Safety	1.5
Metal-Iron	1.4
Telephone-Integrated	1.4
Distribution/Wholesale	1.4
Auto-Cars/Light Trucks	1.4
Containers-Paper/Plastic	1.4
Computer Services	1.3
Batteries/Battery Systems	1.3
Oil-Field Services	1.3
Food-Retail	1.2
Internet Content-Entertainment	1.2
Airlines	1.2
Retail-Petroleum Products	1.1
Food-Misc./Diversified	1.1
Security Services	1.1
Television	1.1
Retail-Restaurants	1.1
Electric-Generation	1.0
Independent Power Producers	1.0
Resorts/Theme Parks	1.0
Aerospace/Defense-Equipment	1.0
Real Estate Management/Services	0.9
Electronic Parts Distribution	0.9
Computer Software	0.9
Hotels/Motels	0.9
Energy-Alternate Sources	0.8
Computers-Integrated Systems	0.8
Agricultural Chemicals	0.8
E-Commerce/Services	0.8
Auto/Truck Parts & Equipment-Original	0.8
Vitamins & Nutrition Products	0.7
Telecom Services	0.7
Commercial Services	0.7
Auction Houses/Art Dealers	0.7
Medical-Drugs	0.7
Commercial Services-Finance	0.7
Financial Guarantee Insurance	0.7
Multimedia	0.7
Finance-Leasing Companies	0.7
Recycling	0.7
Gambling (Non-Hotel)	0.6
Food-Meat Products	0.6
Insurance-Property/Casualty	0.6
Cosmetics & Toiletries	0.6
Casino Hotels	0.6
Transport-Air Freight	0.6
Oil Companies-Integrated	0.6
Electric-Distribution	0.6
Finance-Investment Banker/Broker	0.6
Electric-Integrated	0.6

Broadcast Services/Program	0.6%
Food-Dairy Products	0.6
Internet Connectivity Services	0.5
Medical-Generic Drugs	0.5
Finance-Auto Loans	0.5
Auto-Heavy Duty Trucks	0.5
Coal	0.5
Advertising Sales	0.5
Applications Software	0.5
Diversified Financial Services	0.5
Diagnostic Equipment	0.5
Building Products-Doors & Windows	0.5
Steel-Producers	0.5
Finance-Credit Card	0.5
Research & Development	0.5
Investment Management/Advisor Services	0.5
Diversified Minerals	0.5
Human Resources	0.5
Computers	0.5
Enterprise Software/Service	0.5
Theaters	0.5
Medical Products	0.5
Oil Refining & Marketing	0.5
Finance-Mortgage Loan/Banker	0.5
Building-Residential/Commercial	0.5
Motion Pictures & Services	0.4
Cruise Lines	0.4
Building & Construction Products-Misc.	0.4
Consumer Products-Misc.	0.4
Medical-HMO	0.4
Poultry	0.4
Chemicals-Diversified	0.3
Electric Products-Misc.	0.3
Rental Auto/Equipment	0.3
Building-Heavy Construction	0.3
Retail-Appliances	0.3
Food-Wholesale/Distribution	0.3
Computers-Memory Devices	0.3
Building Products-Wood	0.3
Medical Labs & Testing Services	0.3
Chemicals-Specialty	0.3
Direct Marketing	0.3
Oil Field Machinery & Equipment	0.2
Building & Construction-Misc.	0.2
Paper & Related Products	0.1
Building-Mobile Home/Manufactured Housing	0.1

98.8%

Credit Quality#†

Baa	2.5%
Ba	40.5
B	41.2
Caa	13.4
Not Rated@	2.4

100.0%

*	Calculated as a percentage of net assets.
#	Calculated as a percentage of total debt issues, excluding short-term securities.
†	Source: Moody’s
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

385

SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES — 74.9%
Advertising Sales — 0.5%
National CineMedia LLC Senior Sec. Notes 5.88% due 04/15/2028*	$1,930,000	$1,539,175

Aerospace/Defense-Equipment — 1.0%
Moog, Inc. Company Guar. Notes 4.25% due 12/15/2027*	1,250,000	1,277,862
Spirit AeroSystems, Inc. Sec. Notes 7.50% due 04/15/2025*	1,650,000	1,621,620

		2,899,482

Airlines — 1.2%
American Airlines, Inc. Senior Sec. Notes 11.75% due 07/15/2025*	1,725,000	1,503,424
Delta Air Lines, Inc. Senior Sec. Notes 7.00% due 05/01/2025*	1,915,000	2,045,052

		3,548,476

Applications Software — 0.5%
SS&C Technologies, Inc. Company Guar. Notes 5.50% due 09/30/2027*	1,427,000	1,532,241

Auction Houses/Art Dealers — 0.7%
Sotheby’s Senior Sec. Notes 7.38% due 10/15/2027*	2,135,000	2,156,350

Auto-Cars/Light Trucks — 1.4%
Ford Motor Co. Senior Notes 6.63% due 10/01/2028	2,012,000	2,187,627
Ford Motor Co. Senior Notes 7.45% due 07/16/2031	316,000	374,555
Ford Motor Credit Co. LLC Senior Notes 5.13% due 06/16/2025	354,000	377,389
Tesla, Inc. Company Guar. Notes 5.30% due 08/15/2025*	1,094,000	1,132,290

		4,071,861

Auto-Heavy Duty Trucks — 0.5%
Allison Transmission, Inc. Senior Notes 5.00% due 10/01/2024*	1,595,000	1,625,704

Auto/Truck Parts & Equipment-Original — 0.4%
Dana, Inc. Senior Notes 5.38% due 11/15/2027	1,113,000	1,173,102

Batteries/Battery Systems — 1.3%
Energizer Holdings, Inc. Company Guar. Notes 6.38% due 07/15/2026*	2,010,000	2,140,650
EnerSys Company Guar. Notes 5.00% due 04/30/2023*	1,665,000	1,705,376

		3,846,026

Security Description	Principal Amount	Value (Note 2)
Broadcast Services/Program — 0.6%
Univision Communications, Inc. Senior Sec. Notes 5.13% due 02/15/2025*	$747,000	$724,590
Univision Communications, Inc. Senior Sec. Notes 6.63% due 06/01/2027*	845,000	847,366
Univision Communications, Inc. Senior Sec. Notes 9.50% due 05/01/2025*	132,000	144,210

		1,716,166

Building & Construction Products-Misc. — 0.4%
Standard Industries, Inc. Senior Notes 6.00% due 10/15/2025*	1,277,000	1,329,944

Building & Construction-Misc. — 0.2%
Frontdoor, Inc. Company Guar. Notes 6.75% due 08/15/2026*	462,000	498,383

Building Products-Doors & Windows — 0.5%
Griffon Corp. Company Guar. Notes 5.75% due 03/01/2028	1,441,000	1,505,845

Building Products-Wood — 0.3%
Boise Cascade Co. Company Guar. Notes 4.88% due 07/01/2030*	854,000	905,240

Building-Heavy Construction — 0.3%
Tutor Perini Corp. Company Guar. Notes 6.88% due 05/01/2025*	1,040,000	1,037,234

Building-Mobile Home/Manufactured Housing — 0.1%
Winnebago Industries, Inc. Senior Sec. Notes 6.25% due 07/15/2028*	187,000	197,753

Cable/Satellite TV — 2.6%
Block Communications, Inc. Company Guar. Notes 4.88% due 03/01/2028*	1,310,000	1,323,100
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.00% due 02/01/2028*	1,161,000	1,230,660
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.38% due 06/01/2029*	735,000	804,825
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.50% due 05/01/2026*	524,000	554,287
CSC Holdings LLC Senior Notes 5.25% due 06/01/2024	1,375,000	1,512,500
CSC Holdings LLC Company Guar. Notes 5.50% due 04/15/2027*	1,110,000	1,190,475
Sirius XM Radio, Inc. Company Guar. Notes 4.63% due 07/15/2024*	665,000	700,245

386

SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Cable/Satellite TV (continued)
Sirius XM Radio, Inc. Company Guar. Notes 5.38% due 07/15/2026*	$611,000	$643,805

		7,959,897

Casino Hotels — 0.6%
Boyd Gaming Corp. Company Guar. Notes 4.75% due 12/01/2027*	1,001,000	962,211
Boyd Gaming Corp. Company Guar. Notes 8.63% due 06/01/2025*	825,000	909,464

		1,871,675

Cellular Telecom — 2.2%
Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023	5,775,000	6,699,000

Chemicals-Diversified — 0.3%
Olin Corp. Senior Notes 9.50% due 06/01/2025*	932,000	1,062,480

Chemicals-Specialty — 0.3%
Minerals Technologies, Inc. Company Guar. Notes 5.00% due 07/01/2028*	791,000	820,900

Coal — 0.5%
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. Company Guar. Notes 7.50% due 06/15/2025*	1,765,000	1,623,800

Commercial Services — 0.7%
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Notes 5.00% due 04/15/2022*	2,195,000	2,204,658

Commercial Services-Finance — 0.7%
MPH Acquisition Holdings LLC Company Guar. Notes 7.13% due 06/01/2024*	2,000,000	2,052,500

Computer Services — 1.3%
Banff Merger Sub, Inc. Senior Notes 9.75% due 09/01/2026*	1,340,000	1,418,229
Presidio Holdings, Inc. Company Guar. Notes 8.25% due 02/01/2028*	910,000	946,400
Tempo Acquisition LLC/Tempo Acquisition Finance Corp. Senior Sec. Notes 5.75% due 06/01/2025*	354,000	372,585
Tempo Acquisition LLC/Tempo Acquisition Finance Corp. Senior Notes 6.75% due 06/01/2025*	1,076,000	1,110,970

		3,848,184

Computer Software — 0.6%
Rackspace Hosting, Inc. Company Guar. Notes 8.63% due 11/15/2024*	1,690,000	1,766,050

Security Description	Principal Amount	Value (Note 2)
Computers — 0.5%
Dell International LLC/EMC Corp. Senior Sec. Notes 6.02% due 06/15/2026*	$1,205,000	$1,412,952

Computers-Integrated Systems — 0.8%
Diebold Nixdorf, Inc. Company Guar. Notes 8.50% due 04/15/2024	2,010,000	1,844,175
Diebold Nixdorf, Inc. Senior Sec. Notes 9.38% due 07/15/2025*	516,000	545,825

		2,390,000

Consumer Products-Misc. — 0.4%
Central Garden & Pet Co. Company Guar. Notes 5.13% due 02/01/2028	1,028,000	1,087,110

Containers-Metal/Glass — 0.6%
Silgan Holdings, Inc. Senior Notes 4.75% due 03/15/2025	1,700,000	1,729,750

Containers-Paper/Plastic — 0.4%
Sealed Air Corp. Company Guar. Notes 5.13% due 12/01/2024*	1,079,000	1,186,900

Cosmetics & Toiletries — 0.6%
Coty, Inc. Company Guar. Notes 6.50% due 04/15/2026*	2,400,000	1,872,312

Diagnostic Equipment — 0.5%
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA Senior Notes 7.25% due 02/01/2028*	535,000	559,744
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA Senior Notes 7.38% due 06/01/2025*	892,000	949,980

		1,509,724

Direct Marketing — 0.3%
Terrier Media Buyer, Inc. Company Guar. Notes 8.88% due 12/15/2027*	794,000	813,850

Distribution/Wholesale — 1.4%
H&E Equipment Services, Inc. Company Guar. Notes 5.63% due 09/01/2025	1,675,000	1,744,094
KAR Auction Services, Inc. Company Guar. Notes 5.13% due 06/01/2025*	1,005,000	1,010,025
Performance Food Group, Inc. Company Guar. Notes 5.50% due 10/15/2027*	1,335,000	1,378,387

		4,132,506

E-Commerce/Services — 0.7%
GrubHub Holdings, Inc. Company Guar. Notes 5.50% due 07/01/2027*	1,981,000	2,067,669

387

SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Electric Products-Misc. — 0.3%
WESCO Distribution, Inc. Company Guar. Notes 7.13% due 06/15/2025*	$658,000	$722,083
WESCO Distribution, Inc. Company Guar. Notes 7.25% due 06/15/2028*	304,000	332,120

		1,054,203

Electric-Distribution — 0.6%
NextEra Energy Operating Partners LP Company Guar. Notes 4.25% due 07/15/2024*	1,625,000	1,730,625

Electric-Generation — 1.0%
Pattern Energy Operations LP/Pattern Energy Operations, Inc. Company Guar. Notes 4.50% due 08/15/2028*	1,390,000	1,473,400
Vistra Operations Co. LLC Company Guar. Notes 5.00% due 07/31/2027*	1,585,000	1,691,987

		3,165,387

Electric-Integrated — 0.6%
Talen Energy Supply LLC Senior Sec. Notes 6.63% due 01/15/2028*	857,000	860,539
Talen Energy Supply LLC Senior Sec. Notes 7.25% due 05/15/2027*	832,000	865,280

		1,725,819

Electronic Parts Distribution — 0.9%
Ingram Micro, Inc. Senior Notes 5.45% due 12/15/2024	2,734,000	2,816,503

Energy-Alternate Sources — 0.8%
Pattern Energy Group, Inc. Company Guar. Notes 5.88% due 02/01/2024*	2,373,000	2,444,190

Enterprise Software/Service — 0.5%
Donnelley Financial Solutions, Inc. Company Guar. Notes 8.25% due 10/15/2024	1,389,000	1,402,890

Finance-Auto Loans — 0.5%
Credit Acceptance Corp. Company Guar. Notes 6.63% due 03/15/2026	1,563,000	1,631,381

Finance-Consumer Loans — 1.8%
Enova International, Inc. Company Guar. Notes 8.50% due 09/01/2024*	1,629,000	1,474,245
Enova International, Inc. Company Guar. Notes 8.50% due 09/15/2025*	570,000	513,000
Navient Corp. Senior Notes 5.00% due 03/15/2027	875,000	837,813
Springleaf Finance Corp. Company Guar. Notes 5.38% due 11/15/2029	652,000	687,925

Security Description	Principal Amount	Value (Note 2)
Finance-Consumer Loans (continued)
Springleaf Finance Corp. Company Guar. Notes 6.88% due 03/15/2025	$1,650,000	$1,843,875

		5,356,858

Finance-Credit Card — 0.5%
Alliance Data Systems Corp. Company Guar. Notes 4.75% due 12/15/2024*	1,605,000	1,484,625

Finance-Investment Banker/Broker — 0.6%
LPL Holdings, Inc. Company Guar. Notes 5.75% due 09/15/2025*	1,662,000	1,728,480

Finance-Mortgage Loan/Banker — 0.5%
Quicken Loans, Inc. Company Guar. Notes 5.75% due 05/01/2025*	1,331,000	1,372,174

Financial Guarantee Insurance — 0.7%
NMI Holdings, Inc. Senior Sec. Notes 7.38% due 06/01/2025*	667,000	725,102
Radian Group, Inc. Senior Notes 6.63% due 03/15/2025	1,192,000	1,271,745

		1,996,847

Food-Dairy Products — 0.1%
Land O’ Lakes, Inc. Junior Sub. Notes 7.00% due 09/18/2028*(8)	110,000	98,587

Food-Misc./Diversified — 1.1%
Dole Food Co., Inc. Senior Sec. Notes 7.25% due 06/15/2025*	1,540,000	1,516,900
Kraft Heinz Foods Co. Company Guar. Notes 4.88% due 10/01/2049*	621,000	686,124
Lamb Weston Holdings, Inc. Company Guar. Notes 4.63% due 11/01/2024*	1,095,000	1,147,013

		3,350,037

Food-Retail — 1.2%
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC Company Guar. Notes 4.63% due 01/15/2027*	910,000	962,325
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC Company Guar. Notes 5.75% due 03/15/2025	1,739,000	1,799,865
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC Company Guar. Notes 5.88% due 02/15/2028*	847,000	927,465

		3,689,655

Food-Wholesale/Distribution — 0.3%
US Foods, Inc. Senior Sec. Notes 6.25% due 04/15/2025*	899,000	964,178

388

SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Gambling (Non-Hotel) — 0.6%
Colt Merger Sub, Inc. Senior Sec. Notes 6.25% due 07/01/2025*	$1,835,000	$1,914,134

Hotels/Motels — 0.9%
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. Company Guar. Notes 6.13% due 12/01/2024	644,000	650,440
Wyndham Worldwide Corp. Senior Sec. Notes 5.75% due 04/01/2027	1,975,000	1,955,250

		2,605,690

Human Resources — 0.5%
Korn Ferry International Company Guar. Notes 4.63% due 12/15/2027*	1,401,000	1,437,426

Independent Power Producers — 1.0%
Clearway Energy Operating LLC Company Guar. Notes 5.75% due 10/15/2025	1,450,000	1,547,875
NRG Yield Operating LLC Company Guar. Notes 5.00% due 09/15/2026	1,404,000	1,472,445

		3,020,320

Insurance-Property/Casualty — 0.6%
AmWINS Group, Inc. Company Guar. Notes 7.75% due 07/01/2026*	1,715,000	1,888,644

Internet Connectivity Services — 0.5%
Cogent Communications Group, Inc. Senior Sec. Notes 5.38% due 03/01/2022*	1,598,000	1,665,915

Internet Content-Entertainment — 1.2%
Netflix, Inc. Senior Notes 4.88% due 06/15/2030*	3,040,000	3,573,824

Investment Management/Advisor Services — 0.5%
AG Issuer LLC Senior Sec. Notes 6.25% due 03/01/2028*	1,450,000	1,468,125

Medical Labs & Testing Services — 0.3%
Catalent Pharma Solutions, Inc. Company Guar. Notes 5.00% due 07/15/2027*	828,000	881,091

Medical Products — 0.5%
Hologic, Inc. Company Guar. Notes 4.38% due 10/15/2025*	1,350,000	1,383,750

Medical-Generic Drugs — 0.5%
Par Pharmaceutical, Inc. Senior Sec. Notes 7.50% due 04/01/2027*	1,556,000	1,655,008

Medical-HMO — 0.4%
Centene Corp. Senior Notes 4.25% due 12/15/2027	1,019,000	1,082,688

Security Description	Principal Amount	Value (Note 2)
Medical-Hospitals — 2.3%
Acadia Healthcare Co., Inc. Company Guar. Notes 5.50% due 07/01/2028*	$1,046,000	$1,102,223
HCA, Inc. Company Guar. Notes 5.38% due 02/01/2025	2,459,000	2,772,522
LifePoint Health, Inc. Senior Sec. Notes 4.38% due 02/15/2027*	1,378,000	1,408,192
Tenet Healthcare Corp. Senior Sec. Notes 4.63% due 07/15/2024	1,575,000	1,602,562

		6,885,499

Metal-Copper — 1.1%
Freeport-McMoRan, Inc. Company Guar. Notes 4.13% due 03/01/2028	685,000	720,106
Freeport-McMoRan, Inc. Company Guar. Notes 4.25% due 03/01/2030	685,000	715,688
Freeport-McMoRan, Inc. Company Guar. Notes 4.38% due 08/01/2028	282,000	299,005
Freeport-McMoRan, Inc. Company Guar. Notes 4.63% due 08/01/2030	282,000	302,109
Freeport-McMoRan, Inc. Company Guar. Notes 5.25% due 09/01/2029	1,039,000	1,135,108

		3,172,016

Metal-Iron — 0.8%
Cleveland-Cliffs, Inc. Company Guar. Notes 5.75% due 03/01/2025	1,291,000	1,113,487
Cleveland-Cliffs, Inc. Senior Sec. Notes 6.75% due 03/15/2026*	1,106,000	1,111,530
Cleveland-Cliffs, Inc. Senior Sec. Notes 9.88% due 10/17/2025*	172,000	187,910

		2,412,927

Multimedia — 0.7%
E.W. Scripps Co. Company Guar. Notes 5.13% due 05/15/2025*	2,023,000	1,987,598

Oil Companies-Exploration & Production — 1.7%
Apache Corp. Senior Notes 4.38% due 10/15/2028	1,206,000	1,204,493
Callon Petroleum Co. Company Guar. Notes 6.13% due 10/01/2024	611,000	187,883
Callon Petroleum Co. Company Guar. Notes 6.38% due 07/01/2026	2,324,000	720,440
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 5.00% due 12/01/2024*	3,103,000	2,947,788

		5,060,604

389

SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Oil Field Machinery & Equipment — 0.0%
Hi-Crush Partners LP Company Guar. Notes 9.50% due 08/01/2026*†(3)(11)	$2,612,000	$124,070

Oil Refining & Marketing — 0.5%
PBF Holding Co. LLC/PBF Finance Corp. Company Guar. Notes 6.00% due 02/15/2028*	1,497,000	1,200,145
PBF Holding Co. LLC/PBF Finance Corp. Senior Sec. Notes 9.25% due 05/15/2025*	157,000	175,444

		1,375,589

Oil-Field Services — 1.3%
Archrock Partners LP/Archrock Partners Finance Corp. Company Guar. Notes 6.88% due 04/01/2027*	1,386,000	1,418,516
Nine Energy Service, Inc. Company Guar. Notes 8.75% due 11/01/2023*	2,332,000	1,072,720
USA Compression Partners LP/USA Compression Finance Corp. Company Guar. Notes 6.88% due 04/01/2026	1,321,000	1,354,025

		3,845,261

Pipelines — 3.4%
Buckeye Partners LP Senior Notes 4.13% due 03/01/2025*	824,000	828,120
Buckeye Partners LP Senior Notes 4.50% due 03/01/2028*	1,124,000	1,118,380
Cheniere Energy Partners LP Company Guar. Notes 4.50% due 10/01/2029	647,000	684,397
Cheniere Energy Partners LP Senior Sec. Notes 5.25% due 10/01/2025	1,315,000	1,347,875
DCP Midstream Operating LP Company Guar. Notes 5.63% due 07/15/2027	864,000	896,400
DCP Midstream Operating LP Company Guar. Notes 6.75% due 09/15/2037*	377,000	365,690
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 5.63% due 06/15/2024	2,420,000	2,235,475
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 6.50% due 10/01/2025	900,000	833,625
Holly Energy Partners LP/Holly Energy Finance Corp. Company Guar. Notes 5.00% due 02/01/2028*	1,945,000	1,921,874
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 5.00% due 01/15/2028	118,000	120,360

		10,352,196

Security Description	Principal Amount	Value (Note 2)
Poultry — 0.4%
Pilgrim’s Pride Corp. Company Guar. Notes 5.88% due 09/30/2027*	$1,020,000	$1,078,650

Protection/Safety — 1.5%
Prime Security Services Borrower LLC/Prime Finance, Inc. Senior Sec. Notes 5.25% due 04/15/2024*	1,862,000	2,001,650
Prime Security Services Borrower LLC/Prime Finance, Inc. Senior Sec. Notes 5.75% due 04/15/2026*	1,368,000	1,518,480
Prime Security Services Borrower LLC/Prime Finance, Inc. Sec. Notes 6.25% due 01/15/2028*	975,000	1,016,437

		4,536,567

Real Estate Investment Trusts — 5.3%
CTR Partnership LP/CareTrust Capital Corp. Company Guar. Notes 5.25% due 06/01/2025	1,729,000	1,763,580
ESH Hospitality, Inc. Company Guar. Notes 4.63% due 10/01/2027*	1,255,000	1,207,686
ESH Hospitality, Inc. Company Guar. Notes 5.25% due 05/01/2025*	840,000	858,077
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.38% due 04/15/2026	893,000	998,990
HAT Holdings I LLC/HAT Holdings II LLC Company Guar. Notes 5.25% due 07/15/2024*	1,634,000	1,702,424
HAT Holdings I LLC/HAT Holdings II LLC Company Guar. Notes 6.00% due 04/15/2025*	593,000	638,216
Ladder Capital Finance Holdings LLLP/ Ladder Capital Finance Corp. Company Guar. Notes 4.25% due 02/01/2027*	1,154,000	975,130
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. Company Guar. Notes 5.75% due 02/01/2027	1,477,000	1,598,852
MPT Operating Partnership LP/MPT Finance Corp. Company Guar. Notes 5.00% due 10/15/2027	1,093,000	1,172,243
Sabra Health Care LP Company Guar. Notes 5.13% due 08/15/2026	2,536,000	2,699,818
Starwood Property Trust, Inc. Senior Notes 4.75% due 03/15/2025	1,732,000	1,667,050
VICI Properties LP/VICI Note Co., Inc. Company Guar. Notes 3.75% due 02/15/2027*	728,000	733,460

		16,015,526

390

SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Real Estate Management/Services — 0.9%
Cushman & Wakefield US Borrower LLC Senior Sec. Notes 6.75% due 05/15/2028*	$1,124,000	$1,202,680
Newmark Group, Inc. Senior Notes 6.13% due 11/15/2023	1,609,000	1,648,897

		2,851,577

Recycling — 0.7%
Harsco Corp. Company Guar. Notes 5.75% due 07/31/2027*	1,880,000	1,972,383

Rental Auto/Equipment — 0.3%
Ahern Rentals, Inc. Sec. Notes 7.38% due 05/15/2023*	2,356,000	1,048,420

Research & Development — 0.5%
Jaguar Holding Co. II/PPD Development LP Company Guar. Notes 4.63% due 06/15/2025*	302,000	315,590
Jaguar Holding Co. II/PPD Development LP Company Guar. Notes 5.00% due 06/15/2028*	1,084,000	1,154,135

		1,469,725

Resorts/Theme Parks — 1.0%
SeaWorld Parks & Entertainment, Inc. Senior Sec. Notes 8.75% due 05/01/2025*	1,315,000	1,377,463
Six Flags Entertainment Corp. Company Guar. Notes 5.50% due 04/15/2027*	1,485,000	1,403,325
Six Flags Theme Parks, Inc. Senior Sec. Notes 7.00% due 07/01/2025*	146,000	156,703

		2,937,491

Retail-Appliances — 0.3%
Conn’s, Inc. Company Guar. Notes 7.25% due 07/15/2022	1,181,000	1,003,850

Retail-Petroleum Products — 0.4%
Murphy Oil USA, Inc. Company Guar. Notes 4.75% due 09/15/2029	1,190,000	1,258,032

Retail-Restaurants — 1.1%
Brinker International, Inc. Company Guar. Notes 5.00% due 10/01/2024*	2,103,000	1,982,078
Golden Nugget, Inc. Senior Notes 6.75% due 10/15/2024*	230,000	159,275
Golden Nugget, Inc. Company Guar. Notes 8.75% due 10/01/2025*	1,990,000	1,042,263

		3,183,616

Security Description	Principal Amount	Value (Note 2)
Satellite Telecom — 0.8%
Hughes Satellite Systems Corp. Company Guar. Notes 6.63% due 08/01/2026	$2,108,000	$2,345,150

Security Services — 0.6%
Brink’s Co. Company Guar. Notes 4.63% due 10/15/2027*	1,020,000	1,037,595
Brink’s Co. Company Guar. Notes 5.50% due 07/15/2025*	804,000	854,250

		1,891,845

Steel-Producers — 0.5%
Commercial Metals Co. Senior Notes 5.75% due 04/15/2026	1,429,000	1,489,733

Telephone-Integrated — 1.4%
CenturyLink, Inc. Senior Notes 5.13% due 12/15/2026*	1,229,000	1,286,628
CenturyLink, Inc. Senior Notes 7.50% due 04/01/2024	1,587,000	1,793,310
Zayo Group Holdings, Inc. Senior Notes 6.13% due 03/01/2028*	1,031,000	1,064,507

		4,144,445

Television — 0.9%
Belo Corp. Company Guar. Notes 7.25% due 09/15/2027	1,080,000	1,177,200
Belo Corp. Company Guar. Notes 7.75% due 06/01/2027	1,477,000	1,639,470

		2,816,670

Transport-Air Freight — 0.6%
Cargo Aircraft Management, Inc. Company Guar. Notes 4.75% due 02/01/2028*	1,750,000	1,789,375

Vitamins & Nutrition Products — 0.5%
HLF Financing SARL LLC/Herbalife International, Inc. Company Guar. Notes 7.25% due 08/15/2026*	1,489,000	1,563,450

Total U.S. Corporate Bonds & Notes (cost $221,680,206)		224,896,218

FOREIGN CORPORATE BONDS & NOTES — 17.4%
Agricultural Chemicals — 0.8%
Consolidated Energy Finance SA Senior Notes 6.88% due 06/15/2025*	1,020,000	966,450
OCI NV Senior Sec. Notes 5.25% due 11/01/2024*	1,413,000	1,420,065

		2,386,515

Auto/Truck Parts & Equipment-Original — 0.4%
Delphi Jersey Holdings PLC Company Guar. Notes 5.00% due 10/01/2025*	1,026,000	1,132,191

391

SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Building-Residential/Commercial — 0.5%
Mattamy Group Corp. Senior Notes 5.25% due 12/15/2027*	$1,298,000	$1,346,675

Cable/Satellite TV — 0.7%
Altice Financing SA Senior Sec. Notes 5.00% due 01/15/2028*	2,111,000	2,167,047

Cellular Telecom — 1.4%
C&W Senior Financing Designated Activity Co. Senior Notes 6.88% due 09/15/2027*	1,616,000	1,725,565
Numericable-SFR SA Senior Sec. Notes 7.38% due 05/01/2026*	2,258,000	2,408,495

		4,134,060

Computer Software — 0.3%
Camelot Finance SA Senior Sec. Notes 4.50% due 11/01/2026*	840,000	869,400

Computers-Memory Devices — 0.3%
Seagate HDD Cayman Company Guar. Notes 4.75% due 01/01/2025	870,000	947,174

Containers-Metal/Glass — 1.2%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. Company Guar. Notes 5.25% due 08/15/2027*	1,625,000	1,701,001
Trivium Packaging Finance BV Company Guar. Notes 8.50% due 08/15/2027*	1,625,000	1,779,375

		3,480,376

Containers-Paper/Plastic — 1.0%
Cascades, Inc./Cascades USA, Inc. Company Guar. Notes 5.13% due 01/15/2026*	205,000	211,663
Cascades, Inc./Cascades USA, Inc. Company Guar. Notes 5.38% due 01/15/2028*	995,000	1,029,825
Intertape Polymer Group, Inc. Company Guar. Notes 7.00% due 10/15/2026*	1,568,000	1,636,600

		2,878,088

Cruise Lines — 0.4%
Viking Cruises, Ltd. Company Guar. Notes 5.88% due 09/15/2027*	1,351,000	888,282
Viking Cruises, Ltd. Senior Notes 6.25% due 05/15/2025*	338,000	222,235
Viking Cruises, Ltd. Senior Sec. Notes 13.00% due 05/15/2025*	207,000	225,175

		1,335,692

Security Description	Principal Amount	Value (Note 2)
Diversified Financial Services — 0.5%
Fairstone Financial, Inc. Senior Notes 7.88% due 07/15/2024*	$1,508,000	$1,523,080

Diversified Minerals — 0.5%
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 4.50% due 09/15/2027*	1,342,000	1,460,230

Finance-Consumer Loans — 0.5%
goeasy, Ltd. Company Guar. Notes 5.38% due 12/01/2024*	1,470,000	1,523,082

Finance-Leasing Companies — 0.7%
Avolon Holdings Funding, Ltd. Company Guar. Notes 5.13% due 10/01/2023*	2,075,000	1,974,139

Food-Meat Products — 0.6%
JBS USA LUX SA/JBS USA Finance, Inc. Company Guar. Notes 5.88% due 07/15/2024*	1,860,000	1,894,875

Medical-Drugs — 0.7%
Endo Dac/Endo Finance LLC/Endo Finco, Inc. Senior Sec. Notes 5.88% due 10/15/2024*	436,000	433,820
Endo Dac/Endo Finance LLC/Endo Finco, Inc. Company Guar. Notes 6.00% due 06/30/2028*	776,000	591,700
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 6.13% due 04/15/2025*	1,036,000	1,069,670

		2,095,190

Metal-Copper — 0.5%
First Quantum Minerals, Ltd. Company Guar. Notes 7.25% due 04/01/2023*	1,638,000	1,645,289

Metal-Iron — 0.6%
Mineral Resources, Ltd. Senior Notes 8.13% due 05/01/2027*	1,699,000	1,875,288

Motion Pictures & Services — 0.4%
Banijay Entertainment SASU Senior Sec. Notes 5.38% due 03/01/2025*	1,335,000	1,341,942

Oil Companies-Exploration & Production — 1.1%
MEG Energy Corp. Sec. Notes 6.50% due 01/15/2025*	2,086,000	2,049,495
MEG Energy Corp. Company Guar. Notes 7.13% due 02/01/2027*	1,332,000	1,185,480

		3,234,975

Oil Companies-Integrated — 0.6%
Cenovus Energy, Inc. Senior Notes 4.25% due 04/15/2027	1,841,000	1,750,097

392

SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Paper & Related Products — 0.1%
Cascades, Inc. Company Guar. Notes 5.75% due 07/15/2023*	$360,000	$364,500

Retail-Petroleum Products — 0.7%
eG Global Finance PLC Senior Sec. Notes 6.75% due 02/07/2025*	2,105,000	2,199,304

Satellite Telecom — 1.5%
Connect Finco SARL/Connect US Finco LLC Senior Sec. Notes 6.75% due 10/01/2026*	1,629,000	1,670,214
Telesat Canada/Telesat LLC Senior Sec. Notes 4.88% due 06/01/2027*	790,000	801,850
Telesat Canada/Telesat LLC Company Guar. Notes 6.50% due 10/15/2027*	1,950,000	2,004,210

		4,476,274

Security Services — 0.5%
GW B-CR Security Corp. Senior Notes 9.50% due 11/01/2027*	1,317,000	1,435,530

Telecom Services — 0.7%
Altice France Holding SA Company Guar. Notes 6.00% due 02/15/2028*	2,220,000	2,217,314

Vitamins & Nutrition Products — 0.2%
Herbalife Nutrition, Ltd./HLF Financing, Inc. Company Guar. Notes 7.88% due 09/01/2025*	626,000	680,775

Total Foreign Corporate Bonds & Notes (cost $50,698,443)		52,369,102

LOANS(5)(6)(7) — 0.8%
E-Commerce/Services — 0.1%
RentPath LLC FRS 2nd Lien 1.61% (3 ML+0.00%) due 12/17/2022†(1)(3)(4)(11)	2,913,240	291,324

Oil Field Machinery & Equipment — 0.2%
Hi Crush, Inc. FRS DIP 12.00% (1 ML+11.00%) due 01/14/2021(1)	360,031	360,031
Hi Crush, Inc. FRS Delayed Draw TBD due 01/14/2021(1)(12)	346,184	346,184

		706,215

Theaters — 0.5%
William Morris Endeavor Entertainment LLC FRS BTL-B1 2.92% (1 ML+2.75%) due 05/18/2025	1,745,775	1,384,981

Total Loans (cost $5,267,433)		2,382,520

Security Description	Shares/ Principal Amount	Value (Note 2)
COMMON STOCKS — 0.2%
Television — 0.2%
ION Media Networks, Inc.†(1)(4) (cost $8)	$822	$493,189

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.5%
Food-Dairy Products — 0.5%
Land O’Lakes Capital Trust I 7.45% due 03/15/2028* (cost $1,465,168)	1,410,000	1,565,100

ESCROWS AND LITIGATION TRUSTS — 0.0%
Hellas Telecommunications Luxembourg II SCA Sub. Notes 6.03% due 01/15/2015*†(1)(2)(3)	1,210,000	0
Waterford Gaming LLC/Waterford Gaming Financial Corp. Escrow Notes 8.63% due 09/15/2014*†(1)	547,482	3,777
Venture Holdings Co. LLC Company Guar. Notes 11.00% due 06/01/2007†(1)(2)(3)	750,000	0

Total Escrows and Litigation Trusts (cost $2,507,483)		3,777

Total Long-Term Investment Securities (cost $281,618,741)		281,709,906

SHORT-TERM INVESTMENT SECURITIES — 5.0%
Registered Investment Companies — 5.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.09%(9) (cost $15,067,087)	15,067,087	15,067,087

TOTAL INVESTMENTS (cost $296,685,828)(10)	98.8%	296,776,993
Other assets less liabilities	1.2	3,641,852

NET ASSETS	100.0%	$300,418,845

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2020, the aggregate value of these securities was $196,399,349 representing 65.4% of net assets.
†	Non-income producing security
(1)	Securities classified as Level 3 (see Note 2).
(2)	Security in default of interest and principal at maturity.
(3)	Company has filed for bankruptcy protection.
(4)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price

393

SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of July 31, 2020, the Portfolio held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Loans
RentPath LLC 1.61% due 12/17/2022	06/04/2015	1,358,240	$1,338,927
	07/20/2015	800,000	788,625
	02/14/2017	55,000	54,218
	07/13/2017	700,000	690,046

		2,913,240	2,871,816	$291,324	10.00	0.10%
Common Stocks
ION Media Networks, Inc.	03/05/2014	822	8	493,189	599.99	0.16%

				$784,513		0.26%

(5)	The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(6)	Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(7)	All loans in the portfolio were purchased through assignment agreements unless otherwise indicated.
(8)	Perpetual maturity – maturity date reflects the next call date.
(9)	The rate shown is the 7-day yield as of July 31, 2020.
(10)	See Note 3 for cost of investments on a tax basis.
(11)	Security in default
(12)	All or a portion of this holding is subject to unfunded loan commitments (See Note 13).

DIP — Debtor in Possession

TBD — Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to the settlement.

FRS — Floating Rate Security

The rates shown on FRS are the current interest rates at July 31, 2020 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML — 1 Month USD LIBOR

3 ML — 3 Month USD LIBOR

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
U.S. Corporate Bonds & Notes	$—	$224,896,218	$—	$224,896,218
Foreign Corporate Bonds & Notes	—	52,369,102	—	52,369,102
Loans:
E-Commerce/Services	—	—	291,324	291,324
Oil Field Machinery & Equipment	—	—	706,215	706,215
Other Industries	—	1,384,981	—	1,384,981
Common Stocks	—	—	493,189	493,189
Preferred Securities/Capital Securities	—	1,565,100	—	1,565,100
Escrows and Litigation Trusts	—	—	3,777	3,777
Short-Term Investment Securities	15,067,087	—	—	15,067,087

Total Investments at Value	$15,067,087	$280,215,401	$1,494,505	$296,776,993

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no material Level 3 transfers during the reporting period.

See Notes to Financial Statements

394

SunAmerica Series Trust SA Putnam International Growth and Income Portfolio

PORTFOLIO PROFILE — July 31, 2020 — (unaudited)

Industry Allocation*

Medical-Drugs	8.7%
Banks-Commercial	7.0
Diversified Banking Institutions	6.1
Insurance-Life/Health	6.0
Oil Companies-Integrated	4.8
Import/Export	3.8
Electronic Components-Semiconductors	3.4
Telephone-Integrated	3.2
Metal-Diversified	3.1
Audio/Video Products	2.9
Electronic Components-Misc.	2.8
Building-Heavy Construction	2.8
Cellular Telecom	2.7
Diversified Manufacturing Operations	2.6
Food-Retail	2.4
Repurchase Agreements	2.1
Private Equity	2.0
Rental Auto/Equipment	1.9
Water	1.9
Insurance-Property/Casualty	1.8
Distribution/Wholesale	1.7
Semiconductor Equipment	1.6
Cosmetics & Toiletries	1.6
Insurance-Multi-line	1.4
Electric-Distribution	1.4
Investment Management/Advisor Services	1.4
Building Products-Cement	1.3
Containers-Paper/Plastic	1.2
Food-Misc./Diversified	1.1
Telecom Services	1.1
Brewery	1.0
Electric-Integrated	1.0
Auto/Truck Parts & Equipment-Original	1.0
Tobacco	1.0
Airlines	0.9
Building & Construction Products-Misc.	0.9
Toys	0.9
Finance-Leasing Companies	0.9
Aerospace/Defense	0.8
Chemicals-Diversified	0.8
Airport Development/Maintenance	0.8
Food-Catering	0.7
Metal Processors & Fabrication	0.6
Coffee	0.6
Recreational Vehicles	0.6
Hotels/Motels	0.6
Medical Instruments	0.4
Oil Companies-Exploration & Production	0.2
U.S. Government Treasuries	0.1

99.6%

Country Allocation*

Japan	21.6%
United Kingdom	19.0
France	13.2
Switzerland	7.8
Netherlands	6.1
Australia	5.4
Germany	4.8
Canada	3.3
Ireland	3.0
Hong Kong	2.5
South Korea	2.4
United States	2.2
Jersey	1.7
Spain	1.4
Finland	1.0
Norway	1.0
Taiwan	1.0
Italy	0.9
Singapore	0.8
Sweden	0.3
United States	0.2

99.6%

*	Calculated as a percentage of net assets

395

SunAmerica Series Trust SA Putnam International Growth and Income Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 97.4%
Australia — 5.4%
Australia & New Zealand Banking Group, Ltd.	357,181	$4,578,639
Qantas Airways, Ltd.	942,284	2,185,854
QBE Insurance Group, Ltd.	612,316	4,331,795
Telstra Corp., Ltd.	725,054	1,734,572

		12,830,860

Canada — 3.3%
BCE, Inc.	60,300	2,528,238
Magna International, Inc.	50,312	2,325,444
Suncor Energy, Inc.	190,551	2,997,431

		7,851,113

Finland — 1.0%
Fortum Oyj	116,200	2,368,353

France — 13.2%
AXA SA	202,675	4,056,331
BNP Paribas SA†	61,037	2,476,384
Cie de Saint-Gobain†	59,031	2,181,953
Eurazeo SE†	44,248	2,315,874
Sanofi	61,382	6,416,985
TOTAL SE	73,247	2,719,543
Veolia Environnement SA	196,049	4,482,546
Vinci SA	76,214	6,580,774

		31,230,390

Germany — 4.8%
Allianz SE	16,212	3,381,459
LANXESS AG†	36,368	1,882,182
Siemens AG	47,184	6,046,131

		11,309,772

Hong Kong — 2.5%
AIA Group, Ltd.	668,800	5,993,407

Ireland — 3.0%
CRH PLC	82,478	2,957,862
Dalata Hotel Group PLC	417,463	1,285,234
Kerry Group PLC, Class A (ISE)	11,445	1,515,444
Kerry Group PLC, Class A (LSE)	9,593	1,272,632

		7,031,172

Italy — 0.9%
UniCredit SpA†	224,928	2,065,627

Japan — 21.6%
Asahi Group Holdings, Ltd.	72,600	2,383,144
Hoya Corp.	34,100	3,364,792
ITOCHU Corp.	191,800	4,201,442
KDDI Corp.	73,500	2,262,532
Minebea Mitsumi, Inc.	199,500	3,296,997
Mitsubishi Corp.	231,100	4,665,493
Mizuho Financial Group, Inc.	1,591,700	1,935,101
Nintendo Co., Ltd.	4,900	2,149,771
Nippon Telegraph & Telephone Corp.	225,500	5,219,828
NSK, Ltd.	222,100	1,489,412
ORIX Corp.	192,500	2,071,557
Panasonic Corp.	265,400	2,279,655
Seven & i Holdings Co., Ltd.	63,000	1,919,506
Sony Corp.	58,700	4,551,923
Sumitomo Mitsui Financial Group, Inc.	145,200	3,881,848

Security Description	Shares	Value (Note 2)
Japan (continued)
Tokyo Electron, Ltd.	13,900	$3,797,362
Yamaha Motor Co., Ltd.	95,000	1,396,349

		50,866,712

Jersey — 1.7%
Ferguson PLC	43,988	3,934,060

Netherlands — 6.1%
ING Groep NV†	780,504	5,411,278
JDE Peet’s BV†	31,316	1,396,833
Koninklijke Ahold Delhaize NV	136,852	3,944,873
Unilever NV	63,141	3,737,438

		14,490,422

Norway — 1.0%
DNB ASA†	152,971	2,351,488

Singapore — 0.8%
DBS Group Holdings, Ltd.	130,900	1,866,973

South Korea — 2.4%
Samsung Electronics Co., Ltd.	116,222	5,656,781

Spain — 1.4%
Aena SME SA†*	13,575	1,769,032
CaixaBank SA	662,851	1,432,116

		3,201,148

Sweden — 0.3%
Skandinaviska Enskilda Banken AB, Class A†	64,350	623,709

Switzerland — 7.8%
Alcon, Inc.†	16,405	991,296
Credit Suisse Group AG	135,564	1,452,722
Novartis AG	109,398	9,060,218
Partners Group Holding AG	2,402	2,326,594
SIG Combibloc Group AG	157,830	2,755,434
UBS Group AG	154,654	1,821,158

		18,407,422

Taiwan — 1.0%
Sino-American Silicon Products, Inc.	701,000	2,328,383

United Kingdom — 19.0%
Anglo American PLC	144,562	3,567,487
Ashtead Group PLC	139,804	4,493,391
AstraZeneca PLC	47,258	5,241,539
BAE Systems PLC	307,604	1,983,588
BP PLC	1,029,646	3,732,657
Compass Group PLC	112,748	1,559,108
Imperial Brands PLC	134,882	2,263,269
Lloyds Banking Group PLC	2,147,673	744,799
Prudential PLC	290,458	4,245,076
Quilter PLC*	1,720,053	3,309,726
Rio Tinto PLC	60,483	3,686,208
Royal Dutch Shell PLC, Class B	130,017	1,840,451
SSE PLC	193,916	3,318,654
Vodafone Group PLC	3,103,264	4,713,509

		44,699,462

United States — 0.2%
Ovintiv, Inc.	52,460	507,583

Total Long-Term Investment Securities (cost $242,431,648)		229,614,837

396

SunAmerica Series Trust SA Putnam International Growth and Income Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
SHORT-TERM INVESTMENT SECURITIES — 0.1%
United States Treasury Bills
0.15% due 09/08/2020	$177,000	$176,983
0.16% due 09/15/2020	29,000	28,997
0.17% due 09/15/2020	18,000	17,998

Total Short-Term Investment Securities (cost $223,963)		223,978

REPURCHASE AGREEMENTS — 2.1%
Agreement with Bank of America N.A., bearing interest at 0.07%, dated 07/31/2020, to be repurchased 08/03/2020 in the amount $4,964,029 and collateralized by $3,604,000 of United States Treasury Notes, bearing interest at 3.13%, due 02/15/2043 and having an approximate value of $5,111,914. (cost $4,964,000)	4,964,000	4,964,000

TOTAL INVESTMENTS (cost $247,619,610)(1)	99.6%	234,802,815
Other assets less liabilities	0.4	1,002,174

NET ASSETS	100.0%	$235,804,989

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2020, the aggregate value of these securities was $5,078,758 representing 2.2% of net assets.
(1)	See Note 3 for cost of investments on a tax basis.
ISE	— Irish Stock Exchange
LSE	— London Stock Exchange

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	CAD	3,148,300	USD	2,320,931	10/21/2020	$—	$(29,946)
	USD	3,039,517	JPY	326,205,500	08/19/2020	42,602	—
	USD	1,683,050	EUR	1,487,900	09/16/2020	71,223	—

						113,825	(29,946)

Barclays Bank PLC	CAD	800,300	USD	589,063	10/21/2020	—	(8,532)
	EUR	603,500	USD	682,616	09/16/2020	—	(28,927)
	GBP	584,300	USD	735,936	09/16/2020	—	(29,091)
	JPY	60,886,200	USD	567,472	08/19/2020	—	(7,805)
	USD	1,884,202	HKD	14,619,900	08/19/2020	2,189	—

						2,189	(74,355)

Citibank N.A.	GBP	504,700	USD	635,799	09/16/2020	—	(25,007)
	JPY	325,357,500	USD	2,995,640	08/19/2020	—	(78,467)
	USD	2,103,585	JPY	225,950,300	08/19/2020	31,283	—
	USD	644,034	DKK	4,286,300	09/16/2020	34,589	—
	USD	2,072,633	GBP	1,663,700	09/16/2020	105,657	—
	USD	482,643	AUD	695,600	10/21/2020	14,457	—
	USD	311,447	CAD	423,300	10/21/2020	4,637	—

						190,623	(103,474)

Goldman Sachs International	JPY	215,012,900	USD	2,003,885	08/19/2020	—	(27,642)
	USD	2,333,597	CAD	3,171,300	10/21/2020	34,455	—
	USD	345,535	ILS	1,190,500	10/21/2020	4,636	—

						39,091	(27,642)

HSBC Bank USA N.A.	CAD	598,800	USD	440,539	10/21/2020	—	(6,593)
	GBP	912,600	USD	1,149,283	09/16/2020	—	(45,589)
	USD	442,081	JPY	47,446,100	08/19/2020	6,209	—
	USD	5,765,650	EUR	5,127,300	09/16/2020	279,572	—
	USD	1,049,834	AUD	1,513,700	10/21/2020	31,909	—

						317,690	(52,182)

397

SunAmerica Series Trust SA Putnam International Growth and Income Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
JPMorgan Chase Bank N.A.	CAD	2,015,600	USD	1,482,859	10/21/2020	$—	$(22,216)
	CHF	5,567,700	USD	5,807,092	09/16/2020	—	(288,335)
	GBP	1,269,000	USD	1,598,280	09/16/2020	—	(63,228)
	KRW	6,889,020,900	USD	5,660,280	08/19/2020	—	(104,012)
	NOK	5,482,300	USD	575,339	09/16/2020	—	(27,100)
	USD	2,550,937	JPY	274,151,800	08/19/2020	39,357	—
	USD	685,726	KRW	827,233,200	08/19/2020	6,450	—
	USD	1,027,633	SGD	1,454,800	08/19/2020	31,191	—
	USD	4,268,712	CHF	4,073,000	09/16/2020	190,342	—
	USD	3,285,406	EUR	2,927,400	09/16/2020	166,075	—
	USD	932,690	AUD	1,344,500	10/21/2020	28,136	—
	USD	582,311	NZD	890,000	10/21/2020	7,959	—

						469,510	(504,891)

Morgan Stanley and Co. International PLC	USD	181,379	CAD	242,700	10/21/2020	—	(151)

NatWest Markets PLC	USD	3,431,481	SEK	31,946,400	09/16/2020	208,580	—
	USD	486,996	CAD	661,800	10/21/2020	7,179	—

						215,759	—

State Street Bank and Trust Co.	CAD	3,434,300	USD	2,526,385	10/21/2020	—	(38,052)
	CHF	342,100	USD	356,908	09/16/2020	—	(17,617)
	EUR	2,740,900	USD	3,056,616	09/16/2020	—	(174,977)
	GBP	2,926,100	USD	3,706,023	09/16/2020	—	(125,134)
	HKD	5,615,100	USD	723,975	08/19/2020	—	(535)
	JPY	57,532,900	USD	535,747	08/19/2020	—	(7,846)
	USD	1,546,866	JPY	166,368,800	08/19/2020	25,053	—
	USD	750,020	CHF	715,400	09/16/2020	33,188	—
	USD	2,500,989	EUR	2,234,000	09/16/2020	132,956	—
	USD	2,750,648	AUD	3,966,900	10/21/2020	84,237	—
	USD	205,331	CAD	279,000	10/21/2020	3,002	—
	USD	1,026,732	ILS	3,531,300	10/21/2020	11,956	—

						290,392	(364,161)

Toronto Dominion Bank	EUR	666,900	USD	748,362	09/16/2020	—	(37,931)

UBS AG	CAD	4,817,500	USD	3,544,443	10/21/2020	—	(52,849)
	JPY	191,856,900	USD	1,792,685	08/19/2020	—	(20,055)
	USD	3,698,582	JPY	396,894,800	08/19/2020	51,438	—
	USD	2,759,888	EUR	2,452,400	09/16/2020	131,556	—
	USD	170,551	SEK	1,587,000	09/16/2020	10,276	—
	USD	557,268	AUD	803,200	10/21/2020	16,727	—

						209,997	(72,904)

Westpac Banking Corp.	AUD	1,701,000	USD	1,179,907	10/21/2020	—	(35,687)
	CAD	665,400	USD	489,538	10/21/2020	—	(7,325)
	GBP	896,800	USD	1,135,501	09/16/2020	—	(38,684)
	USD	180,768	EUR	161,000	09/16/2020	9,055	—

						9,055	(81,696)

Net Unrealized Appreciation/(Depreciation)						$1,858,131	$(1,349,333)

AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
DKK	— Danish Krone
EUR	— Euro Currency
GBP	— Pound Sterling
HKD	— Hong Kong Dollar
ILS	— Israeli Shekel
JPY	— Japanese Yen
KRW	— South Korean Won
NZD	— New Zealand Dollar
SEK	— Swedish Krona
SGD	— Singapore Dollar
USD	— United States Dollar

398

SunAmerica Series Trust SA Putnam International Growth and Income Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$8,358,696	$221,256,141	**	$—	$229,614,837
Short-Term Investment Securities	—	223,978		—	223,978
Repurchase Agreements	—	4,964,000		—	4,964,000

Total Investments at Value	$8,358,696	$226,444,119		$—	$234,802,815

Other Financial Instruments:+
Forward Foreign Currency Contracts	$—	$1,858,131		$—	$1,858,131

LIABILITIES:
Other Financial Instruments:+
Forward Foreign Currency Contracts	$—	$1,349,333		$—	$1,349,333

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).
+	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Financial Statements

399

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio

PORTFOLIO PROFILE — July 31, 2020 — (unaudited)

Industry Allocation*

Registered Investment Companies	27.7%
Diversified Banking Institutions	6.6
Real Estate Investment Trusts	5.3
Medical-Drugs	3.6
Banks-Commercial	2.8
Telephone-Integrated	2.3
Electronic Components-Semiconductors	2.0
Computers	1.7
Electric-Integrated	1.7
Oil Companies-Exploration & Production	1.5
Finance-Credit Card	1.5
Cable/Satellite TV	1.4
Applications Software	1.4
Banks-Super Regional	1.4
Insurance-Life/Health	1.4
Food-Misc./Diversified	1.3
E-Commerce/Products	1.3
Oil Companies-Integrated	1.2
Commercial Services-Finance	1.2
Tobacco	1.1
Exchange-Traded Funds	1.0
Data Processing/Management	1.0
Pipelines	0.9
Semiconductor Components-Integrated Circuits	0.9
Cellular Telecom	0.8
Medical Products	0.8
Retail-Building Products	0.8
Beverages-Non-alcoholic	0.8
Medical-Biomedical/Gene	0.7
Web Portals/ISP	0.7
Cosmetics & Toiletries	0.7
Auto-Cars/Light Trucks	0.7
Medical Instruments	0.7
Retail-Restaurants	0.6
Gold Mining	0.6
Pharmacy Services	0.5
Medical-HMO	0.5
Diversified Manufacturing Operations	0.5
Internet Content-Entertainment	0.5
Finance-Other Services	0.5
Drug Delivery Systems	0.5
Diagnostic Equipment	0.5
Enterprise Software/Service	0.5
Insurance-Property/Casualty	0.5
Food-Confectionery	0.5
Chemicals-Diversified	0.4
Building Products-Air & Heating	0.4
Electric-Distribution	0.4
Industrial Gases	0.4
Transport-Rail	0.4
Diversified Financial Services	0.4
Semiconductor Equipment	0.4
Distribution/Wholesale	0.4
Machinery-General Industrial	0.3
Brewery	0.3
Oil Refining & Marketing	0.3
Casino Hotels	0.3
Television	0.3
Transport-Services	0.3
Telecom Services	0.3
Computer Services	0.2

Broadcast Services/Program	0.2%
Networking Products	0.2
Aerospace/Defense-Equipment	0.2
Food-Meat Products	0.2
Machinery-Construction & Mining	0.2
Investment Management/Advisor Services	0.2
Metal-Diversified	0.2
Retail-Discount	0.2
Insurance-Multi-line	0.2
Building Products-Cement	0.2
Electronic Forms	0.2
Aerospace/Defense	0.2
Machinery-Pumps	0.2
Electronic Components-Misc.	0.2
Airlines	0.2
Chemicals-Specialty	0.2
Entertainment Software	0.2
Multimedia	0.2
Non-Hazardous Waste Disposal	0.2
Banks-Fiduciary	0.2
Insurance Brokers	0.2
Building-Residential/Commercial	0.1
Coatings/Paint	0.1
Consumer Products-Misc.	0.1
Rental Auto/Equipment	0.1
Instruments-Controls	0.1
Tools-Hand Held	0.1
Medical Labs & Testing Services	0.1
Commercial Services	0.1
Containers-Metal/Glass	0.1
Retail-Apparel/Shoe	0.1
Options Purchased	0.1
Diversified Minerals	0.1
Appliances	0.1
Electronic Measurement Instruments	0.1
Building & Construction Products-Misc.	0.1
Textile-Apparel	0.1
Industrial Automated/Robotic	0.1
Import/Export	0.1
Steel-Producers	0.1
Internet Content-Information/News	0.1
Food-Dairy Products	0.1
Soap & Cleaning Preparation	0.1
Real Estate Operations & Development	0.1
Athletic Footwear	0.1
Beverages-Wine/Spirits	0.1
Computer Data Security	0.1
Web Hosting/Design	0.1
Electronic Security Devices	0.1
Electric Products-Misc.	0.1
Cruise Lines	0.1
Building-Heavy Construction	0.1
Power Converter/Supply Equipment	0.1
Audio/Video Products	0.1
Engineering/R&D Services	0.1
Machinery-Electrical	0.1
Instruments-Scientific	0.1
Computers-Integrated Systems	0.1
Wireless Equipment	0.1

98.6%

400

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio

PORTFOLIO PROFILE — July 31, 2020 — (unaudited) — (continued)

Country Allocation*

United States	82.4%
Japan	2.1
United Kingdom	2.1
France	1.9
Switzerland	1.8
Canada	1.6
Ireland	0.9
Spain	0.9
Australia	0.8
Germany	0.6
Luxembourg	0.5
Netherlands	0.5
Hong Kong	0.4
SupraNational	0.3
Denmark	0.3
Sweden	0.3
Italy	0.2
Cayman Islands	0.1
Singapore	0.1
Israel	0.1
Norway	0.1
Panama	0.1
Finland	0.1
Jersey	0.1
Bermuda	0.1
Austria	0.1
New Zealand	0.1

98.6%

Credit Quality#†

Aa	0.7%
A	32.6
Baa	60.2
Ba	5.7
Not Rated@	0.8

100.0%

*	Calculated as a percentage of net assets.
#	Calculated as a percentage of total debt issues, excluding short-term securities.
†	Source: Moody’s
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

401

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES — 5.2%
Australia — 0.2%
Boral Finance Pty, Ltd. Company Guar. Notes 3.00% due 11/01/2022*	$934,000	$952,082

Canada — 0.6%
Canadian Natural Resources, Ltd. Senior Notes 2.95% due 07/15/2030	904,000	924,286
Canadian Natural Resources, Ltd. Senior Notes 4.95% due 06/01/2047	667,000	806,406
CCL Industries, Inc. Senior Notes 3.05% due 06/01/2030*	765,000	800,745
Suncor Energy, Inc. Senior Notes 2.80% due 05/15/2023	1,000,000	1,051,495

		3,582,932

Cayman Islands — 0.0%
Avolon Holdings Funding, Ltd. Company Guar. Notes 2.88% due 02/15/2025*	303,000	260,422

France — 0.9%
BPCE SA Company Guar. Notes 3.00% due 05/22/2022*	3,508,000	3,637,223
Societe Generale SA Senior Notes 2.63% due 01/22/2025*	1,434,000	1,482,545

		5,119,768

Guernsey — 0.0%
Credit Suisse Group Funding Guernsey, Ltd. Company Guar. Notes 4.55% due 04/17/2026	250,000	291,769

Hong Kong — 0.1%
AIA Group, Ltd. Senior Notes 3.60% due 04/09/2029*	750,000	837,457

Ireland — 0.5%
Bank of Ireland Group PLC Senior Notes 4.50% due 11/25/2023*	1,424,000	1,539,872
GE Capital International Funding Co. ULC Company Guar. Notes 4.42% due 11/15/2035	1,498,000	1,546,753

		3,086,625

Luxembourg — 0.5%
DH Europe Finance II SARL Company Guar. Notes 3.40% due 11/15/2049	1,500,000	1,834,476
Ingersoll-Rand Luxembourg Finance SA Company Guar. Notes 3.50% due 03/21/2026	1,049,000	1,164,293

		2,998,769

Security Description	Principal Amount	Value (Note 2)
Panama — 0.1%
Carnival Corp. Senior Sec. Notes 11.50% due 04/01/2023*	$379,000	$412,163

Spain — 0.7%
Banco Santander SA Senior Notes 2.71% due 06/27/2024	2,000,000	2,134,233
Banco Santander SA Senior Notes 3.31% due 06/27/2029	400,000	441,479
Telefonica Emisiones SAU Company Guar. Notes 5.21% due 03/08/2047	1,041,000	1,340,995

		3,916,707

SupraNational — 0.3%
NXP BV/NXP Funding LLC/NXP USA, Inc. Company Guar. Notes 3.40% due 05/01/2030*	108,000	119,182
NXP BV/NXP Funding LLC/NXP USA, Inc. Company Guar. Notes 3.88% due 06/18/2026*	1,592,000	1,795,284

		1,914,466

Switzerland — 0.7%
Credit Suisse Group AG Senior Notes 2.59% due 09/11/2025*	1,977,000	2,072,547
UBS Group AG Senior Notes 1.36% due 01/30/2027*	624,000	629,751
UBS Group AG Senior Notes 3.13% due 08/13/2030*	1,348,000	1,495,514

		4,197,812

United Kingdom — 0.6%
Lloyds Banking Group PLC Senior Notes 1.33% due 06/15/2023	200,000	201,856
Lloyds Banking Group PLC Senior Notes 2.86% due 03/17/2023	881,000	910,352
Prudential PLC Senior Notes 3.13% due 04/14/2030	1,319,000	1,466,404
Royal Bank of Scotland Group PLC Senior Notes 3.07% due 05/22/2028	729,000	782,640

		3,361,252

Total Foreign Corporate Bonds & Notes (cost $29,718,289)		30,932,224

402

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES — 33.2%
United States — 33.2%
AbbVie, Inc. Senior Notes 3.20% due 11/21/2029*	$1,886,000	$2,119,884
AbbVie, Inc. Senior Notes 4.25% due 11/21/2049*	1,462,000	1,859,913
AES Corp. Senior Sec. Notes 3.30% due 07/15/2025*	834,000	895,207
Aflac, Inc. Senior Notes 3.60% due 04/01/2030	534,000	637,310
Air Products and Chemicals, Inc. Senior Notes 2.70% due 05/15/2040	1,000,000	1,127,167
Alcon Finance Corp. Company Guar. Notes 3.00% due 09/23/2029*	2,278,000	2,529,632
Alexandria Real Estate Equities, Inc. Company Guar. Notes 1.88% due 02/01/2033	1,078,000	1,082,149
Altria Group, Inc. Company Guar. Notes 4.80% due 02/14/2029	582,000	701,452
Altria Group, Inc. Company Guar. Notes 5.95% due 02/14/2049	836,000	1,182,368
Amazon.com, Inc. Senior Notes 2.50% due 06/03/2050	1,500,000	1,635,754
American Express Co Senior Notes 3.13% due 05/20/2026	1,321,000	1,494,052
American Tower Corp. Senior Notes 2.10% due 06/15/2030	3,150,000	3,276,209
Amgen, Inc. Senior Notes 2.45% due 02/21/2030	579,000	624,223
Amgen, Inc. Senior Notes 3.38% due 02/21/2050	1,000,000	1,172,807
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.00% due 04/13/2028	1,505,000	1,761,781
Ashtead Capital, Inc. Company Guar. Notes 4.00% due 05/01/2028*	716,000	744,640
AT&T, Inc. Senior Notes 3.50% due 06/01/2041	4,523,000	4,909,763
AT&T, Inc. Senior Notes 4.85% due 03/01/2039	990,000	1,236,390
AXA Equitable Holdings, Inc. Senior Notes 4.35% due 04/20/2028	302,000	349,049
Bank of America Corp. Senior Notes 1.90% due 07/23/2031	2,482,000	2,522,925

Security Description	Principal Amount	Value (Note 2)
United States (continued)
Bank of America Corp. Senior Notes 2.88% due 10/22/2030	$3,732,000	$4,104,442
Bank of America Corp. Senior Notes 3.50% due 04/19/2026	750,000	850,671
Barrick North America Finance LLC Company Guar. Notes 5.75% due 05/01/2043	1,058,000	1,583,187
BAT Capital Corp. Company Guar. Notes 4.39% due 08/15/2037	2,046,000	2,341,217
Baxter International, Inc. Senior Notes 3.95% due 04/01/2030*	520,000	630,994
Becton Dickinson and Co. Senior Notes 2.82% due 05/20/2030	2,283,000	2,508,636
Berkshire Hathaway Energy Co. Senior Notes 3.70% due 07/15/2030*	1,000,000	1,213,595
Boston Properties LP Senior Notes 3.25% due 01/30/2031	1,519,000	1,684,337
Boston Properties LP Senior Notes 3.40% due 06/21/2029	750,000	839,904
Boston Properties LP Senior Notes 4.50% due 12/01/2028	622,000	752,025
Bristol-Myers Squibb Co. Senior Notes 3.40% due 07/26/2029	2,133,000	2,511,686
Camden Property Trust Senior Notes 2.80% due 05/15/2030	2,014,000	2,238,811
Campbell Soup Co. Senior Notes 2.38% due 04/24/2030	2,345,000	2,483,937
Capital One Financial Corp. Senior Notes 3.30% due 10/30/2024	435,000	474,670
Carrier Global Corp. Senior Notes 2.70% due 02/15/2031*	2,423,000	2,554,268
Caterpillar, Inc. Senior Bonds 3.25% due 04/09/2050	840,000	1,009,664
CenterPoint Energy Houston Electric LLC General Refunding Mtg. 2.90% due 07/01/2050	1,478,000	1,706,255
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.70% due 04/01/2051	2,944,000	3,088,783
Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 3.70% due 11/15/2029*	700,000	740,117

403

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
United States (continued)
Chevron Corp. Senior Notes 2.24% due 05/11/2030	$1,500,000	$1,619,600
Cigna Corp. Company Guar. Notes 3.40% due 03/01/2027	564,000	639,283
Citigroup, Inc. Senior Notes 1.37% due 06/01/2024	1,500,000	1,507,596
Citigroup, Inc. Senior Notes 2.67% due 01/29/2031	1,779,000	1,901,748
Citigroup, Inc. Senior Notes 3.35% due 04/24/2025	1,705,000	1,856,638
Comcast Corp. Company Guar. Notes 3.40% due 04/01/2030	1,000,000	1,173,231
Comcast Corp. Company Guar. Notes 4.60% due 10/15/2038	1,103,000	1,492,048
Comcast Corp. Company Guar. Notes 4.70% due 10/15/2048	750,000	1,074,927
Comerica, Inc. Senior Notes 3.70% due 07/31/2023	640,000	692,339
Compass Bank Senior Notes 3.50% due 06/11/2021	1,000,000	1,021,025
Concho Resources, Inc. Company Guar. Notes 3.75% due 10/01/2027	750,000	821,702
Continental Resources, Inc. Company Guar. Notes 4.38% due 01/15/2028	812,000	757,434
Crown Castle International Corp. Senior Notes 2.25% due 01/15/2031	3,419,000	3,547,292
CVS Health Corp. Senior Notes 2.88% due 06/01/2026	1,761,000	1,925,026
CVS Health Corp. Senior Notes 5.05% due 03/25/2048	471,000	648,798
Dell International LLC/EMC Corp. Senior Sec. Notes 4.90% due 10/01/2026*	1,490,000	1,681,053
Devon Energy Corp. Senior Notes 5.85% due 12/15/2025	650,000	723,850
Digital Realty Trust LP Company Guar. Notes 3.70% due 08/15/2027	3,182,000	3,670,919
Discover Financial Services Senior Notes 4.50% due 01/30/2026	588,000	675,868
Discovery Communications LLC Company Guar. Notes 3.95% due 03/20/2028	561,000	642,131
Discovery Communications LLC Company Guar. Notes 4.13% due 05/15/2029	479,000	552,885

Security Description	Principal Amount	Value (Note 2)
United States (continued)
Duke Realty LP Senior Notes 1.75% due 07/01/2030	$2,215,000	$2,247,539
Energy Transfer Operating LP Company Guar. Notes 4.05% due 03/15/2025	200,000	210,941
Energy Transfer Operating LP Company Guar. Notes 5.25% due 04/15/2029	750,000	814,681
EQT Corp. Senior Notes 7.88% due 02/01/2025	1,752,000	1,920,630
Equifax, Inc. Senior Notes 2.60% due 12/15/2025	2,073,000	2,223,187
Equinix, Inc. Senior Notes 2.15% due 07/15/2030	1,661,000	1,711,611
Equinix, Inc. Senior Notes 3.20% due 11/18/2029	1,000,000	1,121,990
Essex Portfolio LP Company Guar. Notes 2.65% due 03/15/2032	1,548,000	1,668,388
Exelon Corp. Senior Notes 4.70% due 04/15/2050	1,000,000	1,382,237
Fidelity National Information Services, Inc. Senior Notes 3.75% due 05/21/2029	971,000	1,163,267
Fifth Third Bank Senior Notes 2.25% due 02/01/2027	1,301,000	1,389,446
Fiserv, Inc. Senior Notes 3.20% due 07/01/2026	2,754,000	3,103,975
General Mills, Inc. Senior Notes 2.88% due 04/15/2030	1,109,000	1,243,015
General Motors Co. Senior Notes 6.13% due 10/01/2025	1,090,000	1,274,067
General Motors Financial Co., Inc. Company Guar. Notes 3.15% due 06/30/2022	131,000	134,626
General Motors Financial Co., Inc. Senior Notes 5.10% due 01/17/2024	289,000	316,449
Hess Corp. Senior Notes 3.50% due 07/15/2024	198,000	201,352
Hess Corp. Senior Notes 5.80% due 04/01/2047	917,000	1,071,407
High Street Funding Trust II Senior Notes 4.68% due 02/15/2048*	395,000	487,701
Highwoods Realty LP Senior Notes 4.20% due 04/15/2029	439,000	490,673
Home Depot, Inc. Senior Notes 3.35% due 04/15/2050	2,035,000	2,494,636

404

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
United States (continued)
Humana, Inc. Senior Notes 3.85% due 10/01/2024	$197,000	$218,704
Intel Corp. Senior Notes 2.45% due 11/15/2029	2,240,000	2,472,707
Intercontinental Exchange, Inc. Senior Notes 2.10% due 06/15/2030	1,487,000	1,574,510
JPMorgan Chase & Co. Senior Notes 2.01% due 03/13/2026	2,000,000	2,086,880
JPMorgan Chase & Co. Sub. Notes 2.96% due 05/13/2031	1,000,000	1,089,188
JPMorgan Chase & Co. Senior Notes 3.70% due 05/06/2030	1,000,000	1,161,725
Kansas City Southern Company Guar. Notes 4.20% due 11/15/2069	546,000	671,933
Kellogg Co. Senior Notes 2.10% due 06/01/2030	1,168,000	1,225,049
Kimco Realty Corp. Senior Notes 4.25% due 04/01/2045	1,668,000	1,824,764
Kinder Morgan, Inc. Company Guar. Notes 2.00% due 02/15/2031	1,233,000	1,224,439
Kraft Foods Group, Inc. Company Guar. Notes 5.00% due 06/04/2042	553,000	620,878
L3Harris Technologies, Inc. Senior Notes 3.85% due 06/15/2023	991,000	1,079,538
Las Vegas Sands Corp. Senior Notes 3.20% due 08/08/2024	1,509,000	1,514,550
LYB International Finance III LLC Company Guar. Bonds 4.20% due 05/01/2050	296,000	339,251
Manufacturers & Traders Trust Co. Sub. Notes 3.40% due 08/17/2027	1,000,000	1,123,720
Marathon Petroleum Corp. Senior Notes 4.50% due 04/01/2048	864,000	967,573
Mastercard, Inc. Senior Notes 3.85% due 03/26/2050	1,750,000	2,331,862
McDonald’s Corp. Senior Notes 3.60% due 07/01/2030	1,514,000	1,775,653
Mid-America Apartments LP Senior Notes 2.75% due 03/15/2030	894,000	970,383
Mid-America Apartments LP Senior Notes 4.20% due 06/15/2028	870,000	1,029,375

Security Description	Principal Amount	Value (Note 2)
United States (continued)
Mondelez International, Inc. Senior Notes 2.75% due 04/13/2030	$1,522,000	$1,689,788
Moody’s Corp. Senior Notes 3.25% due 05/20/2050	1,214,000	1,391,534
Morgan Stanley Senior Notes 2.70% due 01/22/2031	1,439,000	1,568,928
Morgan Stanley Senior Notes 4.00% due 07/23/2025	2,193,000	2,528,163
Morgan Stanley Sub. Notes 4.35% due 09/08/2026	500,000	586,318
Mosaic Co. Senior Notes 4.25% due 11/15/2023	237,000	253,653
MPLX LP Senior Notes 4.50% due 04/15/2038	750,000	800,125
Noble Energy, Inc. Senior Notes 3.25% due 10/15/2029	785,000	882,759
Nucor Corp. Senior Notes 2.70% due 06/01/2030	360,000	390,329
NVIDIA Corp. Senior Notes 2.85% due 04/01/2030	2,165,000	2,424,595
Occidental Petroleum Corp. Senior Notes 3.20% due 08/15/2026	1,013,000	922,124
ONEOK, Inc. Company Guar. Notes 4.35% due 03/15/2029	250,000	258,126
Otis Worldwide Corp. Senior Notes 2.57% due 02/15/2030*	1,728,000	1,873,820
Pacific Gas & Electric Co. 1st Mtg. Bonds 3.30% due 08/01/2040	419,000	424,407
PepsiCo, Inc. Senior Notes 3.50% due 03/19/2040	1,391,000	1,736,821
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 3.55% due 12/15/2029	501,000	494,894
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 3.80% due 09/15/2030	417,000	417,505
PNC Financial Services Group, Inc. Senior Notes 2.60% due 07/23/2026	690,000	760,917
QUALCOMM, Inc. Senior Notes 3.25% due 05/20/2050	3,376,000	3,978,919
Santander Holdings USA, Inc. Senior Notes 3.50% due 06/07/2024	717,000	768,535

405

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
United States (continued)
Sempra Energy Senior Notes 3.80% due 02/01/2038	$1,101,000	$1,297,716
Sherwin-Williams Co. Senior Notes 2.30% due 05/15/2030	750,000	795,289
Simon Property Group LP Senior Notes 2.65% due 07/15/2030	664,000	680,079
Southern California Edison Co. 1st Mtg. Bonds 4.20% due 03/01/2029	1,000,000	1,180,869
Southwest Airlines Co. Senior Notes 4.75% due 05/04/2023	959,000	1,006,482
Starbucks Corp. Senior Bonds 3.50% due 11/15/2050	732,000	831,272
Steel Dynamics, Inc. Senior Notes 2.40% due 06/15/2025	130,000	136,499
Stryker Corp. Senior Notes 1.15% due 06/15/2025	1,870,000	1,903,006
T-Mobile USA, Inc. Senior Sec. Notes 3.88% due 04/15/2030*	3,816,000	4,370,274
Texas Instruments, Inc. Senior Notes 1.75% due 05/04/2030	338,000	354,545
Tyson Foods, Inc. Senior Notes 4.00% due 03/01/2026	500,000	580,559
Tyson Foods, Inc. Senior Notes 5.10% due 09/28/2048	496,000	692,418
UnitedHealth Group, Inc. Senior Notes 2.88% due 08/15/2029	781,000	891,350
Valero Energy Corp. Senior Notes 2.85% due 04/15/2025	319,000	339,206
Verizon Communications, Inc. Senior Notes 4.27% due 01/15/2036	1,920,000	2,465,876
VF Corp. Senior Notes 2.40% due 04/23/2025	162,000	172,345
ViacomCBS, Inc. Senior Notes 4.75% due 05/15/2025	1,296,000	1,492,337
Wells Fargo & Co. Senior Notes 2.88% due 10/30/2030	2,677,000	2,906,379
Wells Fargo & Co. Senior Notes 3.20% due 06/17/2027	346,000	379,284
Wells Fargo & Co. Sub. Notes 4.10% due 06/03/2026	1,478,000	1,674,954
Welltower, Inc. Senior Notes 2.70% due 02/15/2027	750,000	796,254

Security Description	Shares/ Principal Amount	Value (Note 2)
United States (continued)
Westlake Chemical Corp. Senior Notes 3.38% due 06/15/2030	$1,000,000	$1,061,389
Whirlpool Corp. Senior Notes 4.50% due 06/01/2046	578,000	695,450
Xylem, Inc. Senior Notes 2.25% due 01/30/2031	680,000	720,224
Zimmer Biomet Holdings, Inc. Senior Notes 3.05% due 01/15/2026	567,000	620,193
Zimmer Biomet Holdings, Inc. Senior Notes 3.55% due 03/20/2030	150,000	167,641

Total U.S. Corporate Bonds & Notes (cost $187,412,031)		198,143,917

COMMON STOCKS — 29.7%
Australia — 0.6%
Aristocrat Leisure, Ltd.	7,504	140,227
ASX, Ltd.	846	49,934
Australia & New Zealand Banking Group, Ltd.	11,319	145,096
Beach Energy, Ltd.	52,510	53,018
BHP Group, Ltd.	22,125	586,404
Brambles, Ltd.	13,010	100,519
BWP Trust	7,031	19,330
Commonwealth Bank of Australia	5,310	269,884
CSL, Ltd.	1,283	247,443
Fortescue Metals Group, Ltd.	12,262	152,418
Lynas Corp., Ltd.†	15,705	25,004
Macquarie Group, Ltd.	1,740	154,138
National Australia Bank, Ltd.	11,956	150,707
Newcrest Mining, Ltd.	3,629	91,925
Northern Star Resources, Ltd.	7,982	89,008
Perseus Mining, Ltd.†	58,058	64,348
Regis Resources, Ltd.	6,932	28,113
Rio Tinto, Ltd.	3,338	243,103
Saracen Mineral Holdings, Ltd.†	13,768	59,343
St. Barbara, Ltd.	10,771	25,919
Wesfarmers, Ltd.	6,461	214,743
Westpac Banking Corp.	11,833	144,338
Woodside Petroleum, Ltd.	23,670	338,072
Woolworths Group, Ltd.	3,213	88,752

		3,481,786

Austria — 0.1%
Erste Group Bank AG†	6,047	134,107
Mayr-Melnhof Karton AG	70	10,831
OMV AG†	2,674	84,659
Raiffeisen Bank International AG†	2,113	36,121

		265,718

Belgium — 0.0%
Ageas	273	10,220
Anheuser-Busch InBev SA NV	2,380	128,927
Galapagos NV†	132	24,505
Sofina SA	48	13,445
UCB SA	152	19,477

		196,574

406

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Bermuda — 0.1%
Assured Guaranty, Ltd.	581	$12,683
Athene Holding, Ltd., Class A†	2,115	68,209
China Gas Holdings, Ltd.	4,600	13,773
Cosan, Ltd., Class A	1,708	34,501
Essent Group, Ltd.	678	24,293
Everest Re Group, Ltd.	282	61,699
Helen of Troy, Ltd.†	299	56,287
Invesco, Ltd.	2,560	25,702
Nordic American Tankers, Ltd.	1,488	6,770

		303,917

Brazil — 0.0%
Cia de Saneamento Basico do Estado de Sao Paulo	2,526	29,465
Cia. de Saneamento do Parana (Preference Shares)	35,100	40,775

		70,240

British Virgin Islands — 0.0%
Capri Holdings, Ltd.†	1,034	15,489

Canada — 0.9%
Advantage Oil & Gas, Ltd.†	11,500	13,737
Alacer Gold Corp.†	8,300	64,134
Alamos Gold, Inc., Class A	5,531	58,512
B2Gold Corp.	19,088	132,246
Bank of Montreal	2,902	158,766
Bank of Nova Scotia	3,834	157,459
Barrick Gold Corp.	6,609	191,000
BCE, Inc.	2,717	113,917
Brookfield Asset Management, Inc., Class A	4,387	141,686
Canacol Energy, Ltd.	5,662	14,837
Canadian National Railway Co.	5,323	519,961
Canadian Natural Resources, Ltd.	4,323	76,264
Canadian Pacific Railway, Ltd.	562	154,559
Centerra Gold, Inc.	2,819	35,357
CGI, Inc.†	2,511	179,348
CI Financial Corp.	4,267	58,648
Cogeco Communications, Inc.	200	15,245
Constellation Software, Inc.	449	531,100
Crescent Point Energy Corp.	6,384	9,866
Dollarama, Inc.	2,197	80,338
Eldorado Gold Corp.†	2,600	32,669
Enbridge, Inc.	4,970	159,068
Franco-Nevada Corp.	599	95,745
Genworth MI Canada, Inc.	1,779	44,081
IAMGOLD Corp.†	4,844	24,194
Imperial Oil, Ltd.	2,900	45,358
Keyera Corp.	3,309	50,298
Kirkland Lake Gold, Ltd.	3,103	169,461
Lundin Mining Corp.	3,934	22,028
Magna International, Inc.	2,212	102,240
Manulife Financial Corp.	18,377	246,271
Open Text Corp. (TSX)	1,400	63,015
Pan American Silver Corp.	1,482	55,376
Parex Resources, Inc.†	4,939	59,735
Royal Bank of Canada	3,536	243,926
Seven Generations Energy, Ltd., Class A†	17,199	47,124
Shopify, Inc., Class A†	302	308,838
SmartCentres Real Estate Investment Trust	10,334	156,462

Security Description	Shares	Value (Note 2)
Canada (continued)
SSR Mining, Inc.†	963	$23,078
Stantec, Inc.	1,507	48,503
Suncor Energy, Inc.	6,109	96,097
TC Energy Corp.	3,222	146,854
Toronto-Dominion Bank	5,423	239,965
Tourmaline Oil Corp.	8,175	83,126
Wesdome Gold Mines, Ltd.†	5,192	53,143

		5,323,635

Cayman Islands — 0.1%
Alibaba Group Holding, Ltd. ADR†	473	118,732
China Conch Venture Holdings, Ltd.	9,500	40,850
CK Asset Holdings, Ltd.	39,000	215,037
Country Garden Services Holdings Co., Ltd.	8,000	48,302
Endeavour Mining Corp.†	1,000	26,944
ENN Energy Holdings, Ltd.	1,000	12,126
Fu Shou Yuan International Group, Ltd.	20,000	18,939
Hengan International Group Co., Ltd.	3,500	29,255
Herbalife Nutrition, Ltd.†	1,337	68,508
Momo, Inc. ADR	1,157	21,370
Tencent Holdings, Ltd.	1,600	109,527
Vipshop Holdings, Ltd. ADR†	1,308	29,783
Want Want China Holdings, Ltd.	38,000	28,076
WH Group, Ltd.*	45,000	40,060
Xinyi Solar Holdings, Ltd.	38,000	41,625

		849,134

China — 0.0%
A-Living Services Co., Ltd.*	7,750	43,882
China Construction Bank Corp.	14,000	10,212
Industrial & Commercial Bank of China, Ltd.	37,000	21,888
Shandong Weigao Group Medical Polymer Co., Ltd.	12,000	30,530

		106,512

Curacao — 0.0%
Schlumberger, Ltd.	4,177	75,771

Denmark — 0.3%
Chr. Hansen Holding A/S	856	97,492
Coloplast A/S, Class B	116	19,785
DSV PANALPINA A/S	1,356	187,451
Netcompany Group A/S†*	638	46,045
Novo Nordisk A/S, Class B	14,076	928,688
Novozymes A/S, Class B	1,397	83,809
Orsted A/S*	1,077	154,268
Pandora A/S	936	59,690
Scandinavian Tobacco Group A/S*	2,016	29,707
SimCorp A/S	225	26,335
Vestas Wind Systems A/S	1,235	159,645

		1,792,915

Finland — 0.1%
Elisa Oyj	582	34,598
Neste Oyj	1,171	53,866
Nokia Oyj	30,440	146,411
Nordea Bank Abp†	9,303	72,141
UPM-Kymmene Oyj	3,170	84,929

		391,945

407

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
France — 1.0%
Air Liquide SA	3,395	$560,483
Amundi SA†*	1,090	82,874
Atos SE†	736	63,130
AXA SA	10,203	204,202
BNP Paribas SA†	4,121	167,197
Bureau Veritas SA†	3,081	67,550
Cie de Saint-Gobain†	3,951	146,040
Cie Generale des Etablissements Michelin SCA	1,272	133,097
Danone SA	6,799	454,233
Engie SA†	6,416	85,702
EssilorLuxottica SA†	1,081	143,621
Eutelsat Communications SA	2,695	27,302
Faurecia SE†	1,126	43,975
Gaztransport Et Technigaz SA	1,942	180,145
Ipsen SA	590	56,993
Kering SA	234	132,846
L’Oreal SA	1,312	439,422
Legrand SA	871	67,472
LVMH Moet Hennessy Louis Vuitton SE	1,501	652,155
Metropole Television SA†	1,196	14,489
Peugeot SA†	4,383	71,033
Publicis Groupe SA†	3,930	126,700
Rubis SCA	225	10,632
Safran SA†	855	90,869
Sanofi	6,714	701,894
Sartorius Stedim Biotech	131	40,785
Schneider Electric SE	2,672	311,307
Societe BIC SA	333	19,712
Societe Generale SA†	3,628	55,751
TOTAL SE	16,573	615,329
Vinci SA	2,625	226,658

		5,993,598

Germany — 0.6%
adidas AG†	469	129,742
Allianz SE	1,461	304,732
BASF SE	3,848	213,088
Bayer AG	2,429	161,733
Daimler AG	3,924	173,860
Deutsche Bank AG†	7,221	64,845
Deutsche Telekom AG	9,721	162,776
Deutsche Wohnen SE	1,922	93,475
E.ON SE	9,376	110,006
Henkel AG & Co. KGaA (Preference Shares)	2,070	203,941
HOCHTIEF AG	370	30,082
Infineon Technologies AG	4,604	115,071
Merck KGaA	1,788	228,433
Muenchener Rueckversicherungs-Gesellschaft AG	354	94,118
Porsche Automobil Holding SE (Preference Shares)†	830	47,177
ProSiebenSat.1 Media SE†	2,119	21,856
RWE AG	2,277	86,078
SAP SE	4,880	771,969
Siemens AG	2,107	269,990
Volkswagen AG (Preference Shares)†	1,497	221,532
Vonovia SE	1,673	108,719

		3,613,223

Security Description	Shares	Value (Note 2)
Guernsey — 0.0%
Amdocs, Ltd.	3,935	$244,363

Hong Kong — 0.3%
AIA Group, Ltd.	35,400	317,235
BOC Hong Kong Holdings, Ltd.	15,500	42,910
CLP Holdings, Ltd.	3,500	33,167
CNOOC, Ltd.	8,000	8,475
Galaxy Entertainment Group, Ltd.	14,000	95,504
Guangdong Investment, Ltd.	30,000	48,514
Hang Lung Properties, Ltd.	14,000	34,382
Hang Seng Bank, Ltd.	11,100	174,808
Hong Kong & China Gas Co., Ltd.	81,700	117,315
Hong Kong Exchanges & Clearing, Ltd.	4,300	205,618
Link REIT	15,700	120,907
PCCW, Ltd.	334,000	188,457
Sun Hung Kai Properties, Ltd.	9,500	115,460

		1,502,752

Hungary — 0.0%
Richter Gedeon Nyrt	916	21,279

India — 0.0%
HDFC Bank, Ltd. ADR†	2,151	100,559
Infosys, Ltd. ADR	7,273	93,458
Wipro, Ltd. ADR	2,650	11,448

		205,465

Indonesia — 0.0%
Astra International Tbk PT	58,700	20,601
Bank Mandiri Persero Tbk PT	36,200	14,306
Indofood CBP Sukses Makmur Tbk PT	41,800	26,301
Telekomunikasi Indonesia Persero Tbk PT	373,200	78,034
Unilever Indonesia Tbk PT	111,600	64,379

		203,621

Ireland — 0.4%
Accenture PLC, Class A	1,800	404,604
Allegion PLC	923	91,802
Aon PLC, Class A	1,240	254,473
CRH PLC	4,572	163,963
Eaton Corp. PLC	1,870	174,153
James Hardie Industries PLC CDI	3,495	72,254
Jazz Pharmaceuticals PLC†	630	68,197
Linde PLC	1,364	334,330
Medtronic PLC	4,677	451,237
nVent Electric PLC	394	7,155
Seagate Technology PLC	565	25,549
Smurfit Kappa Group PLC	2,397	80,847
Trane Technologies PLC	1,123	125,630
Willis Towers Watson PLC	302	63,423

		2,317,617

Israel — 0.1%
Bank Hapoalim BM	3,590	21,507
Check Point Software Technologies, Ltd.†	3,223	404,003
NICE, Ltd., ADR†	394	80,865

		506,375

Italy — 0.2%
Cerved Group SpA†	2,264	18,733
DiaSorin SpA	219	42,997

408

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Italy (continued)
Enel SpA	32,908	$301,217
Eni SpA	22,290	199,361
Hera SpA	2,311	8,934
Infrastrutture Wireless Italiane SpA*	2,356	23,853
Interpump Group SpA	560	18,341
Intesa Sanpaolo SpA†	60,178	122,243
Italgas SpA	5,042	32,429
Moncler SpA†	2,448	94,604
Prysmian SpA	4,238	108,677
Recordati SpA	986	52,752
Telecom Italia SpA	127,147	51,327
Terna Rete Elettrica Nazionale SpA	11,268	84,052
UniCredit SpA†	8,009	73,551

		1,233,071

Japan — 2.1%
ADEKA Corp.	1,700	22,696
AGC, Inc.	2,600	73,613
Aica Kogyo Co., Ltd.	300	9,678
Aisin Seiki Co., Ltd.	2,000	57,794
Amada Holdings Co., Ltd.	3,200	21,692
Astellas Pharma, Inc.	19,800	309,848
BayCurrent Consulting, Inc.	200	24,040
Chubu Electric Power Co., Inc.	1,900	22,553
Chugai Pharmaceutical Co., Ltd.	4,300	192,674
Dai Nippon Printing Co., Ltd.	2,500	54,755
Daiichi Sankyo Co., Ltd.	1,500	131,952
Daiwa Securities Group, Inc.	13,600	60,141
Denka Co., Ltd.	1,300	31,074
Denso Corp.	2,600	95,948
Ebara Corp.	800	19,032
Eisai Co., Ltd.	700	56,545
FANUC Corp.	400	67,215
Fast Retailing Co., Ltd.	300	160,697
FCC Co., Ltd.	1,700	26,392
Fuji Electric Co., Ltd.	500	13,762
Fujitsu, Ltd.	700	93,938
Haseko Corp.	2,400	28,424
Hisamitsu Pharmaceutical Co., Inc.	1,700	74,113
Hitachi, Ltd.	8,300	246,382
Honda Motor Co., Ltd.	14,100	342,570
Hoya Corp.	2,900	286,155
Inaba Denki Sangyo Co., Ltd.	500	11,546
Inpex Corp.	22,100	126,438
Isuzu Motors, Ltd.	5,600	46,063
ITOCHU Corp.	6,300	138,004
Japan Petroleum Exploration Co., Ltd.	1,700	27,516
Japan Post Bank Co., Ltd.	10,600	79,112
JGC Holdings Corp.	2,100	21,393
JTEKT Corp.	19,000	127,627
Kajima Corp.	6,200	67,989
Kamigumi Co., Ltd.	12,500	228,626
Kao Corp.	2,000	145,075
KDDI Corp.	15,900	489,446
Keyence Corp.	800	336,204
Komatsu, Ltd.	8,700	171,636
Kuraray Co., Ltd.	2,000	19,695
Lasertec Corp.†	400	35,500
M3, Inc.	1,300	66,387
Mebuki Financial Group, Inc.	88,100	196,183
Mitsubishi Gas Chemical Co., Inc.	900	14,324
Mitsubishi UFJ Financial Group, Inc.	70,300	263,727

Security Description	Shares	Value (Note 2)
Japan (continued)
Mitsui & Co., Ltd.	17,200	$258,109
Mitsui Fudosan Co., Ltd.	4,700	73,877
Mizuho Financial Group, Inc.	166,000	201,814
MonotaRO Co., Ltd.	600	25,638
Murata Manufacturing Co., Ltd.	2,200	137,802
Nexon Co., Ltd.	7,000	180,612
NGK Insulators, Ltd.	2,100	26,249
NGK Spark Plug Co., Ltd.	1,700	22,907
Nidec Corp.	1,600	128,039
Nifco, Inc.	500	11,245
Nihon M&A Center, Inc.	1,200	58,172
Nikkon Holdings Co. Ltd.†	400	7,272
Nikon Corp.	2,800	19,622
Nintendo Co., Ltd.	400	175,491
Nippon Kayaku Co., Ltd.	900	8,835
Nippon Telegraph & Telephone Corp.	16,700	386,568
Nissan Chemical Corp.	700	36,940
Nitto Denko Corp.	1,800	102,100
Nomura Holdings, Inc.	15,900	74,266
Nomura Research Institute, Ltd.	1,800	47,604
NTT DOCOMO, Inc.	23,300	641,016
Obayashi Corp.	6,500	58,135
Odakyu Electric Railway Co., Ltd.	8,800	183,680
Oji Holdings Corp.	6,400	26,672
Olympus Corp.	3,100	55,639
Ono Pharmaceutical Co., Ltd.	8,000	224,392
Oracle Corp. Japan	500	60,043
Oriental Land Co., Ltd.	800	96,285
ORIX Corp.	9,000	96,852
Orix JREIT, Inc.	117	150,846
Osaka Gas Co., Ltd.	3,400	62,726
Otsuka Corp.	1,000	52,066
Recruit Holdings Co., Ltd.	4,400	136,560
Rinnai Corp.	400	32,708
Sankyu, Inc.	200	6,956
Sanwa Holdings Corp.	1,200	10,278
Sawai Pharmaceutical Co., Ltd.	500	23,702
Secom Co., Ltd.	1,400	120,834
Sega Sammy Holdings, Inc.	1,300	14,640
Sekisui Chemical Co., Ltd.	15,000	204,961
Sekisui House, Ltd.	3,000	54,872
Seven & i Holdings Co., Ltd.	3,300	100,546
Shimizu Corp.	9,100	65,566
Shin-Etsu Chemical Co., Ltd.	2,300	269,690
Shionogi & Co., Ltd.	1,500	89,094
Shiseido Co., Ltd.	1,500	83,129
Showa Denko KK	2,400	49,852
SMC Corp.	300	156,509
Sony Corp.	3,500	271,409
Subaru Corp.	1,100	20,984
SUMCO Corp.	3,700	57,177
Sumitomo Corp.	10,800	120,479
Sumitomo Electric Industries, Ltd.	9,400	104,762
Sumitomo Heavy Industries, Ltd.	1,100	21,573
Sumitomo Mitsui Financial Group, Inc.	4,500	120,305
Sumitomo Seika Chemicals Co., Ltd	400	12,632
Suzuki Motor Corp.	1,400	46,492
Sysmex Corp.	900	69,303
T&D Holdings, Inc.	4,000	33,039
Taisei Corp.	1,900	65,516
Takeda Pharmaceutical Co., Ltd.	4,300	152,987
TechnoPro Holdings, Inc.	400	20,679

409

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Japan (continued)
Toho Co., Ltd.	900	$26,781
Tokyo Electron, Ltd.	500	136,596
Tokyo Gas Co., Ltd.	4,100	86,892
Toppan Printing Co., Ltd.	3,800	57,409
Tosoh Corp.	2,100	28,294
Toyota Industries Corp.	900	45,752
Toyota Motor Corp.	6,800	405,093
Toyota Tsusho Corp.	1,400	35,339
USS Co., Ltd.	5,700	85,277
West Holdings Corp.	1,560	36,293
Workman Co., Ltd.	300	28,182
Yamaha Motor Co., Ltd.	1,300	19,108
Yokogawa Electric Corp.	6,900	106,023
Yuasa Trading Co., Ltd.	600	15,991
Zenkoku Hosho Co., Ltd.	1,600	55,918

		12,533,870

Jersey — 0.1%
Experian PLC	2,704	95,284
Ferguson PLC	1,105	98,825
Glencore PLC	35,547	81,974
Polymetal International PLC	1,803	44,880

		320,963

Luxembourg — 0.0%
RTL Group SA†	279	9,242
Tenaris SA	3,693	21,615

		30,857

Malaysia — 0.0%
Heineken Malaysia Bhd†	1,300	6,920
Hong Leong Bank Bhd	9,600	33,905
Malayan Banking Bhd	28,300	51,335

		92,160

Marshall Islands — 0.0%
International Seaways, Inc.	1,302	22,486
Teekay Tankers, Ltd., Class A†	698	10,449

		32,935

Mexico — 0.0%
Bolsa Mexicana de Valores SAB de CV	2,959	6,006
Grupo Aeroportuario del Centro Norte SAB de CV†	6,500	27,119
Kimberly-Clark de Mexico SAB de CV, Class A	71,500	117,555
Wal-Mart de Mexico SAB de CV	6,500	15,298

		165,978

Netherlands — 0.5%
Airbus SE†	1,524	112,444
ASML Holding NV	2,132	753,116
ASR Nederland NV	4,171	135,201
Euronext NV*	708	81,132
EXOR NV	658	37,226
ING Groep NV†	19,677	136,422
Just Eat Takeaway.com NV†*	548	59,250
Koninklijke Ahold Delhaize NV	4,793	138,162
Koninklijke DSM NV	816	124,600
Koninklijke Philips NV†	2,929	152,158
LyondellBasell Industries NV, Class A	1,553	97,094
Mylan NV†	4,651	74,928

Security Description	Shares	Value (Note 2)
Netherlands (continued)
NN Group NV	1,758	$64,644
NXP Semiconductors NV	1,062	124,817
Prosus NV†	1,949	189,523
Signify NV†*	1,883	56,249
Unilever NV	9,004	532,964
Wolters Kluwer NV	1,673	132,275

		3,002,205

New Zealand — 0.1%
a2 Milk Co., Ltd.†	4,565	63,023
Fisher & Paykel Healthcare Corp., Ltd.	1,530	36,550
Freightways, Ltd.	3,954	18,399
Spark New Zealand, Ltd.	45,125	147,209

		265,181

Norway — 0.1%
Equinor ASA	14,136	210,594
Salmar ASA†	706	33,670
Telenor ASA	15,092	234,402

		478,666

Philippines — 0.0%
Bank of the Philippine Islands	28,960	40,264

Russia — 0.0%
Lukoil PJSC ADR	774	52,996
Tatneft PJSC ADR†	265	11,872

		64,868

Singapore — 0.1%
Ascendas India Trust	20,800	21,361
ComfortDelGro Corp., Ltd.	12,200	11,941
DBS Group Holdings, Ltd.	15,000	213,939
Oversea-Chinese Banking Corp., Ltd.	27,100	167,521
Singapore Exchange, Ltd.	10,600	63,289
United Overseas Bank, Ltd.	8,800	123,640
UOL Group, Ltd.	1,300	6,231

		607,922

South Africa — 0.0%
Anglo American Platinum, Ltd.	920	70,665
AVI, Ltd.	6,679	27,597
Impala Platinum Holdings, Ltd.	5,153	45,841
Kumba Iron Ore, Ltd.	50	1,618
Northam Platinum, Ltd.†	3,928	30,904
Vodacom Group, Ltd.	5,506	41,482

		218,107

South Korea — 0.0%
KT&G Corp.	938	63,737
LG Corp.	390	24,269
NAVER Corp.	195	49,340

		137,346

Spain — 0.2%
ACS Actividades de Construccion y Servicios SA	2,998	69,542
Amadeus IT Group SA	1,398	70,210
Banco Bilbao Vizcaya Argentaria SA	8,632	27,046
Banco Santander SA†	47,040	101,032
Endesa SA	588	16,720
Iberdrola SA	18,581	239,850
Industria de Diseno Textil SA	8,599	229,240
Mediaset Espana Comunicacion SA†	7,195	23,685

410

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Spain (continued)
Naturgy Energy Group SA	3,971	$73,739
Red Electrica Corp. SA	4,881	95,263
Repsol SA	8,607	67,191
Zardoya Otis SA	3,709	24,630

		1,038,148

Sweden — 0.3%
Assa Abloy AB, Class B	14,193	311,524
Atlas Copco AB, Class A	3,661	162,209
Boliden AB	5,756	156,962
Essity AB, Class B†	10,729	353,381
Evolution Gaming Group AB*	1,181	80,439
Hennes & Mauritz AB, Class B	2,085	32,468
SKF AB, Class B	7,661	141,720
Swedish Match AB	2,595	198,826
Telefonaktiebolaget LM Ericsson, Class B	17,145	197,726
Trelleborg AB, Class B†	752	11,668
Volvo AB, Class B†	6,212	107,490

		1,754,413

Switzerland — 1.1%
ABB, Ltd.	8,994	225,298
Chubb, Ltd.	1,355	172,410
Cie Financiere Richemont SA	2,338	145,361
Credit Suisse Group AG	21,884	234,512
dormakaba Holding AG	49	27,335
Garmin, Ltd.	950	93,660
Geberit AG	522	288,538
Givaudan SA	61	251,749
Lonza Group AG	203	126,715
Nestle SA	14,123	1,673,226
Novartis AG	12,991	1,075,900
Roche Holding AG	4,036	1,396,490
Sika AG	693	152,590
Swisscom AG	498	265,156
UBS Group AG	14,418	169,782
Zurich Insurance Group AG	676	249,902

		6,548,624

Taiwan — 0.0%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,566	123,542

Thailand — 0.0%
Energy Absolute PCL NVDR	23,900	36,162
Kasikornbank PCL NVDR	15,500	40,194
PTT PCL NVDR	12,600	15,822
TTW PCL NVDR	104,900	45,113

		137,291

Turkey — 0.0%
Turkcell Iletisim Hizmetleri AS	13,918	29,530

United Kingdom — 1.4%
Admiral Group PLC	327	10,301
Anglo American PLC	5,018	123,834
Ashmore Group PLC	7,252	37,306
Ashtead Group PLC	2,949	94,783
AstraZeneca PLC	3,406	377,771
Auto Trader Group PLC*	6,578	46,430
Aviva PLC	33,968	118,249
Babcock International Group PLC	7,655	29,000
BAE Systems PLC	11,289	72,797

Security Description	Shares	Value (Note 2)
United Kingdom (continued)
Barclays PLC	148,761	$197,575
Barratt Developments PLC	9,654	65,007
Bellway PLC	1,396	46,753
BHP Group PLC	5,581	121,722
BP PLC	44,840	162,553
British American Tobacco PLC	12,722	422,204
Cairn Energy PLC†	16,168	25,298
Centrica PLC	85,091	54,591
Compass Group PLC	5,013	69,321
Diageo PLC	11,905	436,248
EMIS Group PLC	1,277	16,715
GlaxoSmithKline PLC	15,890	319,098
Gulf Keystone Petroleum, Ltd.	9,222	11,129
Howden Joinery Group PLC	2,399	15,472
HSBC Holdings PLC(LSE)	116,405	529,378
HSBC Holdings PLC(HKSE)	31,200	139,689
IG Group Holdings PLC	7,883	75,965
IMI PLC	2,874	39,365
Imperial Brands PLC	4,264	71,548
ITV PLC	58,558	43,759
Johnson Matthey PLC	2,652	78,169
Jupiter Fund Management PLC	7,457	22,142
Legal & General Group PLC	12,844	36,342
Liberty Global PLC, Class A†	3,809	89,150
Lloyds Banking Group PLC	209,799	72,757
London Stock Exchange Group PLC	2,955	329,604
Moneysupermarket.com Group PLC	14,930	57,763
National Grid PLC	13,267	156,905
Natwest Group PLC	30,622	42,803
PayPoint PLC	1,621	12,811
Prudential PLC	8,003	116,965
Rathbone Brothers PLC	817	17,418
Reckitt Benckiser Group PLC	2,027	205,017
Redrow PLC	2,377	13,370
RELX PLC	20,732	440,120
Rightmove PLC	14,747	107,244
Rio Tinto PLC	10,935	666,446
Rotork PLC	5,626	20,729
Royal Dutch Shell PLC, Class A(EN Amsterdam)	6,696	99,898
Royal Dutch Shell PLC, Class A	12,601	186,202
Royal Dutch Shell PLC, Class B	28,954	409,857
RSA Insurance Group PLC	32,915	186,120
Sage Group PLC	5,771	55,279
Standard Chartered PLC	29,087	147,850
Taylor Wimpey PLC	44,422	69,298
Ultra Electronics Holdings PLC	646	20,219
Unilever PLC	8,157	489,911
Victrex PLC	1,848	45,497
Vistry Group PLC	1,961	15,870
Vodafone Group PLC	68,525	104,082

		8,089,699

United States — 18.9%
3M Co.	5,145	774,168
Abbott Laboratories	5,219	525,240
AbbVie, Inc.	11,443	1,086,055
Activision Blizzard, Inc.	5,394	445,706
Acuity Brands, Inc.	554	54,901
Adobe, Inc.†	2,434	1,081,475
Advanced Energy Industries, Inc.†	555	40,831
Advanced Micro Devices, Inc.†	2,929	226,792
Affiliated Managers Group, Inc.	754	51,868

411

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
United States (continued)
Aflac, Inc.	6,502	$231,276
Agilent Technologies, Inc.	1,059	102,013
Air Products & Chemicals, Inc.	635	182,010
Alexion Pharmaceuticals, Inc.†	1,240	127,088
Align Technology, Inc.†	221	64,934
Allison Transmission Holdings, Inc.	1,711	63,923
Allstate Corp.	576	54,369
Ally Financial, Inc.	1,496	30,070
Alnylam Pharmaceuticals, Inc.†	504	73,463
Alphabet, Inc., Class A†	771	1,147,209
Alphabet, Inc., Class C†	2,027	3,005,960
Altria Group, Inc.	9,770	402,035
Amazon.com, Inc.†	1,673	5,294,510
American Equity Investment Life Holding Co.	1,663	42,323
American Express Co.	1,871	174,602
American Financial Group, Inc.	1,228	74,626
American Tower Corp.	1,230	321,510
Ameriprise Financial, Inc.	1,364	209,551
AMETEK, Inc.	940	87,655
Amgen, Inc.	3,759	919,715
Analog Devices, Inc.	3,606	414,149
ANSYS, Inc.†	199	61,809
Anthem, Inc.	1,697	464,639
Apple Hospitality REIT, Inc.	3,178	28,030
Apple, Inc.	17,613	7,486,230
Applied Materials, Inc.	2,575	165,650
Argonaut Gold, Inc.†	10,300	21,531
Arista Networks, Inc.†	209	54,292
Artisan Partners Asset Management, Inc., Class A	864	31,303
AT&T, Inc.	31,358	927,570
Autodesk, Inc.†	806	190,563
Automatic Data Processing, Inc.	4,571	607,532
AutoZone, Inc.†	93	112,290
Bank of America Corp.	23,999	597,095
Bank of New York Mellon Corp.	5,778	207,141
Baxter International, Inc.	1,475	127,410
Becton Dickinson and Co.	778	218,883
Berkshire Hathaway, Inc., Class B†	3,965	776,268
Best Buy Co., Inc.	242	24,101
Biogen, Inc.†	1,247	342,538
BlackRock, Inc.	319	183,428
Blackstone Group, Inc., Class A	1,918	102,191
Boeing Co.	1,282	202,556
Bonanza Creek Energy, Inc.†	1,408	25,612
Booking Holdings, Inc.†	107	177,848
BorgWarner, Inc.	2,865	104,859
Boston Scientific Corp.†	4,549	175,455
Brady Corp., Class A	191	8,780
Brighthouse Financial, Inc.†	1,314	37,239
Bristol-Myers Squibb Co.	16,907	991,765
Brixmor Property Group, Inc.	2,155	24,804
Broadcom, Inc.	2,104	666,442
Cabot Oil & Gas Corp.	3,860	72,182
Capital One Financial Corp.	4,500	287,100
Carlisle Cos., Inc.	809	96,336
Catalyst Pharmaceuticals, Inc.†	4,511	19,397
Caterpillar, Inc.	1,354	179,920
CBRE Group, Inc., Class A†	487	21,335
CDK Global, Inc.	999	45,415
CDW Corp.	979	113,809

Security Description	Shares	Value (Note 2)
United States (continued)
Celanese Corp.	468	$45,490
Centene Corp.†	1,787	116,602
Cerner Corp.	1,387	96,327
Charles Schwab Corp.	2,965	98,290
Charter Communications, Inc., Class A†	385	223,300
Chemed Corp.	41	20,180
Chevron Corp.	7,561	634,670
Chipotle Mexican Grill, Inc.†	91	105,120
Cigna Corp.	935	161,465
Cintas Corp.	584	176,292
Cisco Systems, Inc.	26,529	1,249,516
Citigroup, Inc.	10,290	514,603
Citizens Financial Group, Inc.	5,594	138,787
Citrix Systems, Inc.	728	103,929
Clorox Co.	601	142,143
CME Group, Inc.	858	142,582
CNX Resources Corp.†	6,108	58,942
Coca-Cola Co.	23,557	1,112,833
Cognizant Technology Solutions Corp., Class A	1,514	103,436
Colgate-Palmolive Co.	8,764	676,581
Comcast Corp., Class A	13,926	596,033
Commercial Metals Co.	430	8,892
Conagra Brands, Inc.	1,390	52,056
Concho Resources, Inc.	1,899	99,773
ConocoPhillips	3,209	119,985
Copart, Inc.†	2,553	238,067
Corning, Inc.	4,978	154,318
Corteva, Inc.	2,513	71,771
CoStar Group, Inc.†	139	118,117
Costco Wholesale Corp.	1,132	368,500
Crane Co.	649	36,714
Crown Castle International Corp.	1,048	174,702
CSX Corp.	2,270	161,942
Curtiss-Wright Corp.	466	41,530
CVS Health Corp.	2,835	178,435
D.R. Horton, Inc.	2,432	160,901
Danaher Corp.	1,897	386,609
Deere & Co.	939	165,555
Deluxe Corp.	664	18,745
DexCom, Inc.†	246	107,143
Diamondback Energy, Inc.	864	34,439
Digital Realty Trust, Inc.	735	117,997
Discover Financial Services	1,951	96,438
Discovery, Inc., Class A†	6,408	135,209
Diversified Gas & Oil PLC	32,004	40,477
DocuSign, Inc.†	321	69,602
Dollar General Corp.	673	128,139
Dollar Tree, Inc.†	784	73,186
Dominion Energy, Inc.	2,838	229,963
Donaldson Co., Inc.	333	16,097
Dover Corp.	2,033	209,257
Dow, Inc.	2,780	114,147
Duke Energy Corp.	1,379	116,856
DuPont de Nemours, Inc.	2,226	119,046
Eaton Vance Corp.	2,429	87,784
eBay, Inc.	7,759	428,918
Ecolab, Inc.	758	141,807
Edison International	1,019	56,728
Edwards Lifesciences Corp.†	5,042	395,343
Electronic Arts, Inc.†	883	125,050
Eli Lilly & Co.	4,667	701,403

412

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
United States (continued)
Emerson Electric Co.	4,237	$262,736
EnerSys	147	9,887
EOG Resources, Inc.	2,468	115,626
EPAM Systems, Inc.†	512	148,521
EPR Properties	288	8,245
Equinix, Inc.	220	172,806
Equitable Holdings, Inc.	4,626	94,648
Equity LifeStyle Properties, Inc.	3,496	238,847
Erie Indemnity Co., Class A	120	25,214
Estee Lauder Cos., Inc., Class A	571	112,795
Evercore, Inc., Class A	555	30,692
Evergy, Inc.	3,483	225,803
Eversource Energy	1,932	174,015
Exact Sciences Corp.†	296	28,046
Exelon Corp.	3,724	143,784
Expeditors International of Washington, Inc.	647	54,678
Exxon Mobil Corp.	12,777	537,656
Facebook, Inc., Class A†	9,243	2,344,672
FactSet Research Systems, Inc.	630	218,169
Fastenal Co.	7,224	339,817
Federated Hermes, Inc.	2,777	73,202
FedEx Corp.	710	119,564
Fidelity National Information Services, Inc.	4,480	655,469
First American Financial Corp.	272	13,875
First Solar, Inc.†	1,031	61,396
Fiserv, Inc.†	6,140	612,711
FleetCor Technologies, Inc.†	272	70,331
FLIR Systems, Inc.	1,894	78,904
Foot Locker, Inc.	1,622	47,671
Ford Motor Co.	12,659	83,676
Fortinet, Inc.†	226	31,256
Fox Corp., Class A	4,469	115,166
General Dynamics Corp.	1,048	153,784
General Electric Co.	19,059	115,688
General Mills, Inc.	4,027	254,788
General Motors Co.	4,023	100,132
Gentex Corp.	7,584	204,692
Gilead Sciences, Inc.	2,925	203,375
Global Payments, Inc.	2,181	388,262
Globe Life, Inc.	2,740	218,104
Goldman Sachs Group, Inc.	1,688	334,156
Graco, Inc.	1,129	60,108
H&R Block, Inc.	2,771	40,180
Halozyme Therapeutics, Inc.†	1,620	44,048
Harley-Davidson, Inc.	1,055	27,462
Hartford Financial Services Group, Inc.	1,041	44,055
HCA Healthcare, Inc.	1,214	153,741
HEICO Corp.	260	24,991
Hershey Co.	1,590	231,202
Hess Corp.	1,351	66,483
Hewlett Packard Enterprise Co.	4,979	49,143
Home Depot, Inc.	4,957	1,316,034
Honeywell International, Inc.	3,589	536,089
Houlihan Lokey, Inc.	1,462	80,118
Howmet Aerospace, Inc.	1,813	26,796
HP, Inc.	15,617	274,547
Hubbell, Inc.	956	129,031
Humana, Inc.	357	140,105
IAC/InterActiveCorp†	1,086	143,808

Security Description	Shares	Value (Note 2)
United States (continued)
IDEX Corp.	432	$71,202
IDEXX Laboratories, Inc.†	168	66,822
II-VI, Inc.†	1,463	74,203
Illinois Tool Works, Inc.	1,700	314,483
Illumina, Inc.†	341	130,317
Incyte Corp.†	758	74,860
Inovio Pharmaceuticals, Inc.†	2,402	46,695
Intel Corp.	25,531	1,218,595
Intercontinental Exchange, Inc.	1,651	159,784
International Business Machines Corp.	1,961	241,085
International Flavors & Fragrances, Inc.	394	49,624
International Paper Co.	4,318	150,223
Intuit, Inc.	1,504	460,780
Intuitive Surgical, Inc.†	382	261,838
IQVIA Holdings, Inc.†	580	91,866
J.M. Smucker Co.	668	73,046
J2 Global, Inc.†	684	38,796
Jack Henry & Associates, Inc.	207	36,908
Jefferies Financial Group, Inc.	780	12,636
Johnson & Johnson	13,657	1,990,644
Jones Lang LaSalle, Inc.	857	84,766
JPMorgan Chase & Co.	15,223	1,471,151
KBR, Inc.	571	12,699
KeyCorp	4,133	49,637
Keysight Technologies, Inc.†	906	90,500
Kimberly-Clark Corp.	4,035	613,481
Kimco Realty Corp.	3,374	37,620
Kinder Morgan, Inc.	7,710	108,711
KLA Corp.	1,215	242,793
Kontoor Brands, Inc.	268	5,135
Kraft Heinz Co.	1,648	56,658
Kroger Co.	2,095	72,885
L3Harris Technologies, Inc.	635	106,890
Laboratory Corp. of America Holdings†	925	178,451
Lam Research Corp.	783	295,316
Landstar System, Inc.	173	21,068
Las Vegas Sands Corp.	1,359	59,307
Lear Corp.	840	92,719
Lennar Corp., Class A	2,708	195,924
LGI Homes, Inc.†	278	31,723
Liberty Broadband Corp., Class C†	1,246	171,038
Liberty Media Corp.—Liberty Formula One, Series C†	2,706	95,901
Lincoln National Corp.	3,737	139,278
Lockheed Martin Corp.	558	211,465
Loews Corp.	1,141	41,544
Lowe’s Cos., Inc.	1,849	275,335
Lululemon Athletica, Inc.†	196	63,816
Marathon Oil Corp.	11,800	64,782
Marathon Petroleum Corp.	1,662	63,488
MarketAxess Holdings, Inc.	171	88,356
Marriott International, Inc., Class A	1,357	113,751
Marsh & McLennan Cos., Inc.	1,927	224,688
MasTec, Inc.†	462	18,378
Mastercard, Inc., Class A	2,906	896,588
Match Group, Inc.†	1,221	125,397
McDonald’s Corp.	2,127	413,234
McKesson Corp.	513	77,032
MDU Resources Group, Inc.	2,087	43,785
MercadoLibre, Inc.†	101	113,587

413

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
United States (continued)
Merck & Co., Inc.	15,493	$1,243,158
Meritage Homes Corp.†	243	24,101
MetLife, Inc.	4,043	153,028
Mettler-Toledo International, Inc.†	104	97,240
MGIC Investment Corp.	4,853	40,134
Microchip Technology, Inc.	1,067	108,546
Micron Technology, Inc.†	2,866	143,458
Microsoft Corp.	30,838	6,322,098
Mondelez International, Inc., Class A	3,736	207,311
Monster Beverage Corp.†	5,307	416,493
Moody’s Corp.	1,139	320,401
Morgan Stanley	4,682	228,856
MSC Industrial Direct Co., Inc., Class A	669	44,161
Nasdaq, Inc.	293	38,474
National Fuel Gas Co.	1,214	49,252
Netflix, Inc.†	1,342	656,077
Newmont Corp.	3,042	210,506
NextEra Energy, Inc.	1,879	527,435
NIKE, Inc., Class B	3,168	309,228
Norfolk Southern Corp.	1,044	200,667
Northrop Grumman Corp.	385	125,129
Novavax, Inc.†	778	111,332
NVIDIA Corp.	2,139	908,198
NVR, Inc.†	38	149,346
O’Reilly Automotive, Inc.†	211	100,727
Okta, Inc.†	495	109,385
Old Republic International Corp.	968	15,556
Ollie’s Bargain Outlet Holdings, Inc.†	404	42,460
Omega Healthcare Investors, Inc.	2,859	92,574
Omnicom Group, Inc.	1,170	62,864
Oracle Corp.	16,730	927,678
Otis Worldwide Corp.	886	55,588
Owens Corning	254	15,359
Palo Alto Networks, Inc.†	301	77,032
Park Hotels & Resorts, Inc.	1,773	14,663
Paychex, Inc.	4,139	297,677
PayPal Holdings, Inc.†	5,072	994,467
PDC Energy, Inc.†	4,103	58,509
PepsiCo, Inc.	7,070	973,256
Pfizer, Inc.	34,744	1,336,949
Philip Morris International, Inc.	7,689	590,592
Phillips 66	2,626	162,865
PNC Financial Services Group, Inc.	3,316	353,718
Pool Corp.	128	40,230
PPG Industries, Inc.	1,574	169,441
Premier, Inc., Class A†	2,470	86,376
Principal Financial Group, Inc.	3,542	150,287
Procter & Gamble Co.	10,432	1,367,844
Progressive Corp.	1,695	153,126
Prologis, Inc.	2,125	224,017
Prudential Financial, Inc.	2,184	138,400
Public Storage	598	119,528
PulteGroup, Inc.	2,083	90,819
Qorvo, Inc.†	467	59,846
QUALCOMM, Inc.	5,852	618,030
Quanta Services, Inc.	500	19,985
Quest Diagnostics, Inc.	3,533	448,938
Radian Group, Inc.	3,108	46,371
Raytheon Technologies Corp.	3,935	223,036
Regency Centers Corp.	2,676	109,796
Regeneron Pharmaceuticals, Inc.†	201	127,046

Security Description	Shares	Value (Note 2)
United States (continued)
Reinsurance Group of America, Inc.	241	$20,545
Renewable Energy Group, Inc.†	1,884	51,961
Republic Services, Inc.	2,398	209,225
ResMed, Inc.	552	111,786
REX American Resources Corp.†	168	11,449
RingCentral, Inc., Class A†	273	79,244
Rockwell Automation, Inc.	345	75,258
Roper Technologies, Inc.	714	308,769
Ross Stores, Inc.	1,580	141,679
RPM International, Inc.	1,502	122,548
S&P Global, Inc.	1,174	411,193
Sabra Health Care REIT, Inc.	1,479	21,800
salesforce.com, Inc.†	2,592	505,051
Sarepta Therapeutics, Inc.†	151	23,182
SBA Communications Corp.	373	116,204
Science Applications International Corp.	732	58,545
SEI Investments Co.	2,958	154,792
Sempra Energy	1,870	232,740
ServiceNow, Inc.†	495	217,404
Sherwin-Williams Co.	256	165,868
Simon Property Group, Inc.	2,628	163,856
Skyworks Solutions, Inc.	666	96,956
SL Green Realty Corp.	652	30,318
SolarEdge Technologies, Inc.†	534	93,503
Southern Co.	3,492	190,698
Splunk, Inc.†	548	114,981
Square, Inc., Class A†	1,037	134,654
SS&C Technologies Holdings, Inc.	1,499	86,192
Starbucks Corp.	3,018	230,968
State Street Corp.	1,335	85,160
Stryker Corp.	2,558	494,461
Synchrony Financial	1,669	36,935
SYNNEX Corp.	685	85,447
Sysco Corp.	1,570	82,974
T-Mobile US, Inc.†	925	99,326
T. Rowe Price Group, Inc.	3,409	470,783
Take-Two Interactive Software, Inc.†	486	79,714
Tapestry, Inc.	4,349	58,103
Target Corp.	1,150	144,762
Taylor Morrison Home Corp.†	1,502	35,222
Tesla, Inc.†	489	699,642
Texas Instruments, Inc.	5,155	657,520
Thermo Fisher Scientific, Inc.	1,220	505,019
Timken Co.	199	9,086
TJX Cos., Inc.	3,659	190,231
TransDigm Group, Inc.	185	79,842
Truist Financial Corp.	7,430	278,328
Twilio, Inc., Class A†	342	94,878
Twitter, Inc.†	2,103	76,549
Tyson Foods, Inc., Class A	1,279	78,595
Uber Technologies, Inc.†	2,375	71,868
Union Pacific Corp.	1,647	285,507
United Parcel Service, Inc., Class B	1,515	216,281
United Rentals, Inc.†	308	47,854
United Therapeutics Corp.†	147	16,386
UnitedHealth Group, Inc.	5,202	1,575,062
Unum Group	2,906	50,070
US Bancorp	5,832	214,851
Valero Energy Corp.	1,576	88,618
Veeva Systems, Inc., Class A†	828	219,064
Ventas, Inc.	1,518	58,230
VEREIT, Inc.	10,697	69,637

414

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)
COMMON STOCKS (continued)
United States (continued)
VeriSign, Inc.†	578	$122,351
Verizon Communications, Inc.	20,297	1,166,672
Vertex Pharmaceuticals, Inc.†	708	192,576
VF Corp.	1,246	75,209
ViacomCBS, Inc., Class B	2,137	55,712
Visa, Inc., Class A	8,026	1,528,150
VMware, Inc., Class A†	325	44,579
Voya Financial, Inc.	410	20,254
Walgreens Boots Alliance, Inc.	2,015	82,031
Walmart, Inc.	3,234	418,480
Walt Disney Co.	4,617	539,912
Waste Management, Inc.	3,908	428,317
Waters Corp.†	1,176	250,664
WEC Energy Group, Inc.	619	58,966
Weingarten Realty Investors	520	8,871
Wells Fargo & Co.	21,702	526,491
Welltower, Inc.	2,068	110,762
Western Digital Corp.	1,462	63,012
Western Union Co.	7,874	191,181
Weyerhaeuser Co.	4,771	132,682
Whirlpool Corp.	177	28,872
Workday, Inc., Class A†	790	142,927
WW Grainger, Inc.	625	213,456
Xilinx, Inc.	3,777	405,461
Yum! Brands, Inc.	1,254	114,177
Zimmer Biomet Holdings, Inc.	714	96,290
Zoetis, Inc.	1,282	194,454
Zoom Video Communications, Inc., Class A†	285	72,364

		112,986,132

Total Common Stocks (cost $163,449,746)		177,413,701

PREFERRED SECURITIES/CAPITAL SECURITIES — 1.7%
Canada — 0.1%
Enbridge, Inc. Series 16-A 6.00% due 01/15/2077	$432,000	426,600

United Kingdom — 0.1%
BP Capital Markets PLC Company Guar. Notes 4.38% due 06/22/2025(1)	790,000	830,448

United States — 1.5%
Enterprise Products Operating LLC Company Guar. Notes 5.38% due 02/15/2078	483,000	424,919
General Electric Co. Series D 5.00% due 01/21/2021(1)	181,000	143,443
M&T Bank Corp. Series F 5.13% due 11/01/2026(1)	617,000	632,425
Progressive Corp. 5.38% due 03/15/2023 Series B 5.38% due 03/15/2023(1)	1,507,000	1,518,506
Prudential Financial, Inc. 4.50% due 09/15/2047	642,000	694,163
Sempra Energy 4.88% due 10/15/2025(1)	380,000	393,414

Security Description	Shares/ Principal Amount	Value (Note 2)
United States (continued)
Stanley Black & Decker, Inc. 4.00% due 03/15/2060	$813,000	$846,604
State Street Corp Series H 5.63% due 12/15/2023(1)	362,000	359,285
Truist Financial Corp. Series N 4.80% due 09/01/2024(1)	3,592,000	3,621,231

		8,633,990

Total Preferred Securities/Capital Securities (cost $9,771,779)		9,891,038

EXCHANGE-TRADED FUNDS — 1.0%
iShares Core S&P 500 ETF	252	82,611
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	223,976	6,007,036

Total Exchange-Traded Funds (cost $5,992,738)		6,089,647

OPTIONS—PURCHASED — 0.1%
Exchange-Traded Put Options–Purchased(4) (cost $902,813)	138	777,580

Total Long-Term Investment Securities (cost $397,247,396)		423,248,107

SHORT-TERM INVESTMENT SECURITIES — 27.7%
Registered Investment Companies — 27.7%
State Street Institutional Liquid Reserves Fund, Premier Class 0.20%(3) (cost $164,966,878)	165,123,394	165,172,931

TOTAL INVESTMENTS (cost $562,214,274)(2)	98.6%	588,421,038
Other assets less liabilities	1.4	8,587,349

NET ASSETS	100.0%	$597,008,387

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2020, the aggregate value of these securities was $38,480,074 representing 6.4% of net assets.
†	Non-income producing security
(1)	Perpetual maturity — maturity date reflects the next call date.
(2)	See Note 3 for cost of investments on a tax basis.
(3)	The rate shown is the 7-day yield as of July 31, 2020.

415

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

(4)	Options – Purchased:

Exchange-Traded Put Options - Purchased

Issue	Expiration Month	Strike Price	Number of Contracts	Notional Amount*	Premiums Paid	Value at July 31, 2020	Unrealized Appreciation/ (Depreciation)
S&P 500 Index	October 2020	$2,730	44	$14,392,928	$217,964	$137,060	$(80,904)
S&P 500 Index	November 2020	2,780	46	15,047,152	303,701	287,960	(15,741)
S&P 500 Index	December 2020	2,745	48	15,701,376	381,148	352,560	(28,588)

					$902,813	$777,580	$(125,233)

*	Notional amount is calculated by multiplying the number of contracts by the multiplier by the market value of the underlying security or index.

ADR — American Depositary Receipt

EN Amsterdam — Euronext Amsterdam Stock Exchange

ETF — Exchange-Traded Funds

HKSE — Hong Kong Stock Exchange

LSE — London Stock Exchange

NVDR — Non-Voting Depositary Receipt

TSX — Toronto Stock Exchange

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation

70	Long	SPI 200 Index	September 2020	$7,312,455	$7,343,767	$31,312

25	Long	S&P/Toronto Stock Exchange 60 Index	September 2020	3,477,129	3,603,718	126,589

880	Long	Euro Stoxx 50 Index	September 2020	32,542,664	33,146,843	604,179

143	Long	Nasdaq 100 E-Mini Index	September 2020	28,987,571	31,146,830	2,159,259

617	Long	S&P 500 E-Mini Index	September 2020	94,561,832	100,678,975	6,117,143

38	Long	U.S. Treasury 2 Year Notes	September 2020	8,390,766	8,397,406	6,640

119	Long	U.S. Treasury Long Bonds	September 2020	21,270,023	21,691,469	421,446

64	Short	Topix Index	September 2020	9,444,797	9,077,951	366,846

111	Short	FTSE 100 Index	September 2020	8,887,057	8,557,464	329,593

						$10,163,007

						Unrealized (Depreciation)

68	Long	Nikkei 225 E-Mini Index	September 2020	$14,611,636	$14,037,565	$(574,071)

86	Long	FTSE 100 Index	September 2020	6,952,970	6,630,107	(322,863)

972	Short	Euro Stoxx 50 Index	September 2020	36,526,774	36,612,195	(85,421)

1,051	Short	S&P 500 E-Mini Index	September 2020	161,605,003	171,496,925	(9,891,922)

174	Short	U.S. Treasury 2 Year Notes	September 2020	38,407,566	38,451,281	(43,715)

165	Short	U.S. Treasury 5 Year Notes	September 2020	20,707,684	20,810,625	(102,941)

1,108	Short	U.S. Treasury 10 Year Notes	September 2020	153,907,313	155,206,563	(1,299,250)

						$(12,320,183)

		Net Unrealized Appreciation (Depreciation)				$(2,157,176)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

416

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America, N.A.	PHP	48,726,000	USD	974,773	08/10/2020	$—	$(17,223)

Barclays Bank PLC	CLP	606,115,000	USD	787,060	08/10/2020	—	(13,598)
	ILS	5,423,000	USD	1,577,565	08/24/2020	—	(15,588)
	JPY	498,438,323	EUR	4,060,000	08/24/2020	74,789	—
	JPY	135,492,000	USD	1,284,854	08/24/2020	4,602	—
	USD	737,814	CLP	606,115,000	08/10/2020	62,844	—

						142,235	(29,186)

Citibank N.A.	AUD	5,421,000	EUR	3,318,430	08/24/2020	37,278	—
	AUD	8,487,000	USD	5,896,707	08/24/2020	—	(167,264)
	USD	256,895	DKK	1,682,000	08/24/2020	9,279	—
	USD	1,278,860	EUR	1,092,000	08/24/2020	8,003	—
	USD	806,772	NOK	7,613,000	08/24/2020	29,740	—

						84,300	(167,264)

Morgan Stanley and Co. International PLC	EUR	4,039,371	JPY	491,469,000	08/24/2020	—	(116,331)
	INR	97,997,000	USD	1,298,718	08/10/2020	—	(8,151)
	KRW	6,952,050,000	USD	5,819,807	09/10/2020	1,866	—
	PHP	48,726,000	USD	989,360	09/10/2020	—	(655)
	SGD	483,000	USD	349,841	08/24/2020	—	(1,697)
	USD	5,919,562	KRW	7,071,650,000	08/10/2020	—	(80)
	USD	991,172	PHP	48,726,000	08/10/2020	824	—
	USD	1,410,264	CZK	32,671,730	08/24/2020	56,250	—
	USD	2,603,321	GBP	2,078,579	08/24/2020	117,834	—
	USD	962,069	HUF	300,993,000	08/24/2020	67,265	—
	USD	16,456,159	JPY	1,765,345,534	08/24/2020	224,434	—
	USD	3,285,971	NZD	4,988,000	08/24/2020	22,174	—
	USD	789,647	PLN	3,118,000	08/24/2020	42,969	—

						533,616	(126,914)

UBS AG	AUD	2,769,000	NZD	2,943,840	08/24/2020	—	(26,038)
	AUD	3,192,000	USD	2,216,806	08/24/2020	—	(63,882)
	CAD	10,900,000	USD	8,011,613	08/24/2020	—	(126,435)
	GBP	3,698,674	CHF	4,347,000	08/24/2020	—	(86,222)
	GBP	253,400	USD	317,086	08/26/2020	—	(14,654)
	INR	97,997,000	USD	1,304,236	09/10/2020	1,669	—
	KRW	7,071,650,000	USD	5,888,625	08/10/2020	—	(30,857)
	USD	1,308,371	INR	97,997,000	08/10/2020	—	(1,502)
	USD	10,197,313	CAD	13,882,000	08/24/2020	167,126	—
	USD	9,198,276	CHF	8,631,000	08/24/2020	244,534	—
	USD	858,194	CZK	19,216,270	08/24/2020	4,353	—
	USD	25,254,351	EUR	22,039,000	08/24/2020	717,411	—
	USD	425,616	NOK	3,871,000	08/24/2020	—	(273)
	USD	426,673	PLN	1,603,000	08/24/2020	1,385	—
	USD	1,246,525	SEK	11,226,000	08/24/2020	32,284	—
	USD	346,630	SGD	483,000	08/24/2020	4,908	—
	ZAR	16,859,000	USD	998,045	08/24/2020	13,931	—

						1,187,601	(349,863)

Net Unrealized Appreciation/(Depreciation)						$1,947,752	$(690,450)

AUD	— Australian Dollar	GBP	— British Pound Sterling	NZD	— New Zealand Dollar
CAD	— Canadian Dollar	HUF	— Hungarian Forint	PHP	— Philippine Peso
CHF	— Swiss Franc	ILS	— Israeli Shekel	PLN	— Polish Zloty
CLP	— Chilean Peso	INR	— Indian Rupee	SEK	— Swedish Krona
CZK	—Czech Koruna	JPY	— Japanese Yen	SGD	— Singapore Dollar
DKK	— Danish Krone	KRW	— South Korean Won	USD	— United States Dollar
EUR	— Euro Dollar	NOK	— Norwegian Krone	ZAR	— South African Rand

417

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Foreign Corporate Bonds & Notes	$—	$30,932,224		$—	$30,932,224
U.S. Corporate Bonds & Notes	—	198,143,917		—	198,143,917
Common Stocks	122,985,409	54,428,292	**	—	177,413,701
Preferred Securities/Capital Securities	—	9,891,038		—	9,891,038
Exchange-Traded Funds	6,089,647	—		—	6,089,647
Options-Purchased	777,580	—		—	777,580
Short-Term Investment Securities	165,172,931	—		—	165,172,931

Total Investments at Value	$295,025,567	$293,395,471		$—	$588,421,038

Other Financial Instruments:†
Futures Contracts	$8,831,077	$1,331,930	**	$—	$10,163,007
Forward Foreign Currency Contracts	—	1,947,752		—	1,947,752

Total Other Financial Instruments	$8,831,077	$3,279,682		$—	$12,110,759

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$11,337,828	$982,355	**	$—	$12,320,183
Forward Foreign Currency Contracts	—	690,450		—	690,450

Total Other Financial Instruments	$11,337,828	$1,672,805		$—	$13,010,633

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board. (see Note 2).
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Financial Statements

418

SunAmerica Series Trust SA Small Cap Index Portfolio

PORTFOLIO PROFILE — July 31, 2020 — (unaudited)

Industry Allocation*

Medical-Biomedical/Gene	7.8%
Banks-Commercial	7.0
Real Estate Investment Trusts	6.8
Repurchase Agreements	6.2
Medical-Drugs	2.3
Enterprise Software/Service	2.2
Medical Products	2.2
Insurance-Property/Casualty	1.5
Retail-Restaurants	1.5
Electronic Components-Semiconductors	1.4
Electric-Integrated	1.2
Computer Software	1.2
Building-Residential/Commercial	1.1
Gas-Distribution	1.0
Chemicals-Specialty	1.0
Investment Management/Advisor Services	1.0
Savings & Loans/Thrifts	0.9
Building & Construction Products-Misc.	0.9
Computer Services	0.9
Distribution/Wholesale	0.8
Computer Data Security	0.8
Electronic Components-Misc.	0.8
Semiconductor Equipment	0.8
Human Resources	0.8
Energy-Alternate Sources	0.8
Oil Companies-Exploration & Production	0.7
Auto/Truck Parts & Equipment-Original	0.7
Building & Construction-Misc.	0.7
Medical Labs & Testing Services	0.7
Machinery-General Industrial	0.7
E-Commerce/Services	0.6
U.S. Government Treasuries	0.6
Commercial Services	0.6
Food-Misc./Diversified	0.6
Retail-Automobile	0.6
Metal Processors & Fabrication	0.5
Real Estate Management/Services	0.5
Racetracks	0.5
Commercial Services-Finance	0.5
Water	0.5
Consumer Products-Misc.	0.5
Schools	0.5
Medical Information Systems	0.5
Applications Software	0.5
Engineering/R&D Services	0.5
Building-Heavy Construction	0.5
Medical-Outpatient/Home Medical	0.5
Transport-Truck	0.5
Electronic Measurement Instruments	0.5
Aerospace/Defense-Equipment	0.5
Chemicals-Diversified	0.5
Finance-Investment Banker/Broker	0.5
Athletic Equipment	0.4
Building-Mobile Home/Manufactured Housing	0.4
Rental Auto/Equipment	0.4
Oil-Field Services	0.4
Telecommunication Equipment	0.4
Diversified Manufacturing Operations	0.4
Apparel Manufacturers	0.4
Medical Instruments	0.4
Finance-Consumer Loans	0.4

Insurance-Life/Health	0.4%
Retail-Apparel/Shoe	0.4
Retail-Discount	0.4
Transport-Services	0.4
Transport-Marine	0.4
Food-Wholesale/Distribution	0.4
Oil Refining & Marketing	0.3
Retail-Home Furnishings	0.3
Machinery-Pumps	0.3
Diagnostic Kits	0.3
Web Hosting/Design	0.3
E-Commerce/Products	0.3
Footwear & Related Apparel	0.3
Consulting Services	0.3
Casino Services	0.3
Building Products-Doors & Windows	0.3
Insurance-Reinsurance	0.3
Non-Hazardous Waste Disposal	0.3
Computers-Integrated Systems	0.3
Therapeutics	0.3
Medical-Generic Drugs	0.3
Medical-Hospitals	0.3
Electronic Security Devices	0.3
Networking Products	0.3
Metal-Aluminum	0.3
Steel-Producers	0.3
Retail-Building Products	0.3
Rubber/Plastic Products	0.3
Data Processing/Management	0.3
Building Products-Wood	0.3
Semiconductor Components-Integrated Circuits	0.3
Miscellaneous Manufacturing	0.3
Disposable Medical Products	0.3
Retail-Pet Food & Supplies	0.3
Telecom Services	0.3
Office Furnishings-Original	0.3
Lasers-System/Components	0.3
Precious Metals	0.3
Finance-Mortgage Loan/Banker	0.3
Environmental Consulting & Engineering	0.3
Airlines	0.3
Beverages-Non-alcoholic	0.2
Exchange-Trade Funds	0.2
Veterinary Diagnostics	0.2
Paper & Related Products	0.2
Health Care Cost Containment	0.2
Electric Products-Misc.	0.2
Wireless Equipment	0.2
Pastoral & Agricultural	0.2
Internet Connectivity Services	0.2
Financial Guarantee Insurance	0.2
Diagnostic Equipment	0.2
Building Products-Air & Heating	0.2
Aerospace/Defense	0.2
Resorts/Theme Parks	0.2
Machinery-Electrical	0.2
Satellite Telecom	0.2
Rubber-Tires	0.2
Television	0.2
Drug Delivery Systems	0.2
Insurance Brokers	0.2

419

SunAmerica Series Trust SA Small Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Industry Allocation* (continued)

Printing-Commercial	0.2%
Medical-Wholesale Drug Distribution	0.2
Telephone-Integrated	0.2
Internet Content-Information/News	0.2
Retail-Misc./Diversified	0.2
Steel Pipe & Tube	0.2
Medical-Nursing Homes	0.2
Golf	0.2
Transport-Equipment & Leasing	0.2
E-Marketing/Info	0.2
Internet Security	0.2
Recreational Vehicles	0.2
Machinery-Construction & Mining	0.2
Hotels/Motels	0.2
Auto-Heavy Duty Trucks	0.2
Cosmetics & Toiletries	0.2
Batteries/Battery Systems	0.2
Linen Supply & Related Items	0.1
Building-Maintenance & Services	0.1
Machine Tools & Related Products	0.1
Transport-Air Freight	0.1
Containers-Metal/Glass	0.1
Wire & Cable Products	0.1
Independent Power Producers	0.1
Medical-HMO	0.1
Publishing-Newspapers	0.1
Gambling (Non-Hotel)	0.1
Firearms & Ammunition	0.1
Finance-Commercial	0.1
Oil & Gas Drilling	0.1
Optical Supplies	0.1
Instruments-Controls	0.1
Retail-Vision Service Center	0.1
Electric-Generation	0.1
Tobacco	0.1
Agricultural Operations	0.1
Gold Mining	0.1
Banks-Super Regional	0.1
Identification Systems	0.1
Auto/Truck Parts & Equipment-Replacement	0.1
Retail-Pawn Shops	0.1
Audio/Video Products	0.1
Dental Supplies & Equipment	0.1
Poultry	0.1
Real Estate Operations & Development	0.1
Security Services	0.1
Home Furnishings	0.1
Filtration/Separation Products	0.1
Chemicals-Plastics	0.1
Water Treatment Systems	0.1
Appliances	0.1
Retail-Regional Department Stores	0.1
Machinery-Farming	0.1
Metal-Iron	0.1
Casino Hotels	0.1
Oil Field Machinery & Equipment	0.1
Containers-Paper/Plastic	0.1
Food-Catering	0.1
Cable/Satellite TV	0.1
Auto Repair Centers	0.1
Investment Companies	0.1

Private Equity	0.1%
Quarrying	0.1
Computer Aided Design	0.1
Power Converter/Supply Equipment	0.1
Advanced Materials	0.1
Internet Telephone	0.1
Coal	0.1
Metal Products-Distribution	0.1
Retail-Sporting Goods	0.1
Food-Baking	0.1
Finance-Other Services	0.1
Theaters	0.1
Retail-Petroleum Products	0.1
Patient Monitoring Equipment	0.1
Banks-Mortgage	0.1
Food-Retail	0.1
Communications Software	0.1
Hazardous Waste Disposal	0.1
Protection/Safety	0.1
Retail-Bedding	0.1
Diversified Minerals	0.1
Insurance-Multi-line	0.1
E-Services/Consulting	0.1
Recycling	0.1
Vitamins & Nutrition Products	0.1
Circuit Boards	0.1
Entertainment Software	0.1
Publishing-Books	0.1
Industrial Audio & Video Products	0.1
Retail-Office Supplies	0.1
Software Tools	0.1
Steel-Specialty	0.1
Physical Therapy/Rehabilitation Centers	0.1
Retail-Drug Store	0.1
Internet Application Software	0.1
B2B/E-Commerce	0.1
Computers-Voice Recognition	0.1
Computers-Other	0.1
X-Ray Equipment	0.1
Medical Imaging Systems	0.1

100.2%

*	Calculated as a percentage of net assets

420

SunAmerica Series Trust SA Small Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 93.2%
Advanced Materials — 0.1%
Haynes International, Inc.	1,426	$26,181
Lydall, Inc.†	1,954	31,655
Materion Corp.	2,319	133,157

		190,993

Advertising Sales — 0.0%
Boston Omaha Corp., Class A†	1,290	20,511
National CineMedia, Inc.	7,111	17,564

		38,075

Advertising Services — 0.0%
Fluent, Inc.†	4,777	8,694

Aerospace/Defense — 0.2%
AeroVironment, Inc.†	2,473	189,308
Kratos Defense & Security Solutions, Inc.†	12,088	217,705
National Presto Industries, Inc.	582	49,697
Park Aerospace Corp.	2,141	23,080

		479,790

Aerospace/Defense-Equipment — 0.5%
AAR Corp.	3,827	65,901
Aerojet Rocketdyne Holdings, Inc.†	8,382	345,757
Astronics Corp.†	2,635	22,925
Barnes Group, Inc.	5,367	197,881
Ducommun, Inc.†	1,230	44,218
Kaman Corp.	3,153	124,512
Moog, Inc., Class A	3,398	182,541
Triumph Group, Inc.	5,883	39,887

		1,023,622

Agricultural Chemicals — 0.0%
Intrepid Potash, Inc.†	10,870	9,849
Marrone Bio Innovations, Inc.†	7,689	8,535

		18,384

Agricultural Operations — 0.1%
Alico, Inc.	596	17,987
Andersons, Inc.	3,561	50,638
Cadiz, Inc.†	2,278	24,192
Fresh Del Monte Produce, Inc.	3,553	80,227
Limoneira Co.	1,859	25,059
Phibro Animal Health Corp., Class A	2,330	54,044
Tejon Ranch Co.†	2,391	34,311

		286,458

Airlines — 0.3%
Allegiant Travel Co.	1,494	167,373
Hawaiian Holdings, Inc.	5,195	61,768
Mesa Air Group, Inc.†	3,366	10,435
SkyWest, Inc.	5,632	148,178
Spirit Airlines, Inc.†	9,878	156,171

		543,925

Apparel Manufacturers — 0.4%
Deckers Outdoor Corp.†	3,197	668,972
Kontoor Brands, Inc.	5,885	112,756
Lakeland Industries, Inc.†	874	20,679
Oxford Industries, Inc.	1,873	80,427
Superior Group of Cos., Inc.	1,227	23,620

		906,454

Security Description	Shares	Value (Note 2)
Appliances — 0.1%
Hamilton Beach Brands Holding Co., Class A	780	$11,856
iRobot Corp.†	3,152	229,119

		240,975

Applications Software — 0.5%
Agilysys, Inc.†	2,075	43,492
Appfolio, Inc., Class A†	1,826	254,216
Brightcove, Inc.†	4,458	47,166
Cerence, Inc.†	4,199	166,532
Digi International, Inc.†	3,276	39,705
Ebix, Inc.	3,012	66,430
GTY Technology Holdings, Inc.†	5,063	16,455
Immersion Corp.†	2,027	13,682
Majesco†	854	11,145
Model N, Inc.†	3,894	149,763
Park City Group, Inc.†	1,409	6,157
PDF Solutions, Inc.†	3,302	81,163
Sprout Social, Inc., Class A†	908	26,232
Verra Mobility Corp.†	15,274	156,253

		1,078,391

Athletic Equipment — 0.4%
Clarus Corp.	2,662	31,891
Fox Factory Holding Corp.†	4,402	391,778
Nautilus, Inc.†	3,384	35,295
Vista Outdoor, Inc.†	6,663	114,270
YETI Holdings, Inc.†	8,472	414,196

		987,430

Audio/Video Products — 0.1%
Daktronics, Inc.	4,218	17,589
Pixelworks, Inc.†	4,333	13,822
Sonos, Inc.†	9,070	145,120
Universal Electronics, Inc.†	1,540	70,948
VOXX International Corp.†	2,265	14,768

		262,247

Auto Repair Centers — 0.1%
Monro, Inc.	3,767	212,082

Auto-Heavy Duty Trucks — 0.2%
Blue Bird Corp.†	1,758	22,028
Navistar International Corp.†	5,702	182,635
REV Group, Inc.	3,137	20,390
Workhorse Group, Inc.†	7,234	112,272

		337,325

Auto-Truck Trailers — 0.0%
Wabash National Corp.	6,041	68,807

Auto/Truck Parts & Equipment-Original — 0.7%
Adient PLC†	10,047	167,182
American Axle & Manufacturing Holdings, Inc.†	12,839	90,643
Cooper-Standard Holdings, Inc.†	1,912	20,478
Dana, Inc.	16,528	188,915
Dorman Products, Inc.†	3,042	248,683
Gentherm, Inc.†	3,741	145,039
Meritor, Inc.†	7,924	180,271
Methode Electronics, Inc.	4,144	116,861
Miller Industries, Inc.	1,268	35,948
Modine Manufacturing Co.†	5,658	30,779
Shyft Group, Inc.	3,895	73,538
Telenav, Inc.†	3,780	19,599

421

SunAmerica Series Trust SA Small Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Auto/Truck Parts & Equipment-Original (continued)
Tenneco, Inc., Class A†	5,829	$43,193
Visteon Corp.†	3,166	229,883

		1,591,012

Auto/Truck Parts & Equipment-Replacement — 0.1%
Douglas Dynamics, Inc.	2,575	91,026
Motorcar Parts of America, Inc.†	2,145	35,704
Standard Motor Products, Inc.	2,409	109,561
XPEL, Inc.†	1,905	32,061

		268,352

B2B/E-Commerce — 0.1%
ePlus, Inc.†	1,518	113,152

Banks-Commercial — 7.0%
1st Constitution Bancorp	1,033	12,768
1st Source Corp.	1,874	62,067
ACNB Corp.	966	19,900
Alerus Financial Corp.	1,707	33,082
Allegiance Bancshares, Inc.	2,161	52,707
Altabancorp	1,815	34,031
Amalgamated Bank, Class A	1,508	17,417
American National Bankshares, Inc.	1,217	26,725
Ameris Bancorp	7,576	174,816
Ames National Corp.	1,003	18,556
Arrow Financial Corp.	1,470	40,131
Atlantic Capital Bancshares, Inc.†	2,386	23,860
Atlantic Union Bankshares Corp.	8,903	200,941
Auburn National Bancorporation, Inc.	267	12,149
BancFirst Corp.	2,143	93,349
Bancorp, Inc.†	5,888	55,524
BancorpSouth Bank	11,313	236,781
Bank First Corp.	717	44,605
Bank of Commerce Holdings	1,817	13,718
Bank of Marin Bancorp	1,511	47,461
Bank of N.T. Butterfield & Son, Ltd.	5,940	154,618
Bank of Princeton	650	11,694
Bank7 Corp.	324	3,211
BankUnited, Inc.	10,485	211,168
Bankwell Financial Group, Inc.	757	11,279
Banner Corp.	3,970	140,657
Bar Harbor Bankshares	1,757	34,929
Baycom Corp.†	1,333	13,703
BCB Bancorp, Inc.	1,662	13,379
Bogota Financial Corp.†	661	5,215
Bridge Bancorp, Inc.	1,906	34,480
Bridgewater Bancshares, Inc.†	2,516	23,374
Bryn Mawr Bank Corp.	2,251	58,616
Business First Bancshares, Inc.	1,389	18,946
Byline Bancorp, Inc.	2,772	35,925
C&F Financial Corp.	397	11,652
Cadence BanCorp	14,326	111,886
California Bancorp, Inc.†	865	11,340
Cambridge Bancorp	727	39,396
Camden National Corp.	1,686	53,429
Capital Bancorp, Inc.†	908	9,643
Capital City Bank Group, Inc.	1,532	28,848
Capstar Financial Holdings, Inc.	1,825	18,524
Carter Bank & Trust	2,589	18,252
Cathay General Bancorp	8,675	209,761
CB Financial Services, Inc.	564	9,757
CBTX, Inc.	2,018	31,864
Central Pacific Financial Corp.	3,135	48,781

Security Description	Shares	Value (Note 2)
Banks-Commercial (continued)
Central Valley Community Bancorp	1,207	$15,860
Century Bancorp, Inc., Class A	319	22,215
Chemung Financial Corp.	411	11,101
ChoiceOne Financial Services, Inc.	779	22,202
CIT Group, Inc.	11,270	213,792
Citizens & Northern Corp.	1,525	26,993
Citizens Holding Co.	535	11,535
City Holding Co.	1,801	112,490
Civista Bancshares, Inc.	1,804	23,687
CNB Financial Corp.	1,691	27,614
Coastal Financial Corp.†	1,038	13,878
Codorus Valley Bancorp, Inc.	1,069	12,561
Colony Bankcorp, Inc.	882	9,411
Columbia Banking System, Inc.	8,202	237,284
Community Bank System, Inc.	5,867	329,901
Community Financial Corp.	594	13,377
Community Trust Bancorp, Inc.	1,773	54,272
ConnectOne Bancorp, Inc.	4,234	58,387
County Bancorp, Inc.	572	10,616
CrossFirst Bankshares, Inc.†	5,475	50,206
Customers Bancorp, Inc.†	3,276	38,821
CVB Financial Corp.	14,765	266,804
Delmar Bancorp	1,128	6,565
Eagle Bancorp, Inc.	3,655	109,942
Enterprise Bancorp, Inc.	1,026	22,059
Enterprise Financial Services Corp.	2,747	79,828
Equity Bancshares, Inc., Class A†	1,658	23,444
Esquire Financial Holdings, Inc.†	770	11,974
Evans Bancorp, Inc.	544	11,995
Farmers & Merchants Bancorp, Inc.	1,156	24,842
Farmers National Banc Corp.	2,964	32,041
FB Financial Corp.	2,028	51,531
Fidelity D&D Bancorp, Inc.	450	20,547
Financial Institutions, Inc.	1,809	26,719
First Bancorp, Inc.	1,155	23,262
First Bancorp/North Carolina	3,277	67,703
First BanCorp/Puerto Rico	24,588	133,759
First Bancshares, Inc.	2,362	47,027
First Bank	1,877	12,257
First Busey Corp.	5,756	98,428
First Business Financial Services, Inc.	930	13,829
First Choice Bancorp	1,184	17,914
First Commonwealth Financial Corp.	11,144	87,703
First Community Bankshares, Inc.	1,979	38,709
First Community Corp.	818	10,961
First Financial Bancorp	11,076	154,123
First Financial Bankshares, Inc.	14,745	441,170
First Financial Corp.	1,536	51,348
First Foundation, Inc.	4,504	69,226
First Guaranty Bancshares, Inc.	417	4,916
First Internet Bancorp	1,080	15,822
First Interstate BancSystem, Inc., Class A	4,855	141,329
First Merchants Corp.	6,164	150,587
First Mid Bancshares, Inc.	1,666	40,667
First Midwest Bancorp, Inc.	13,023	158,034
First Northwest Bancorp	1,023	10,486
First of Long Island Corp.	2,602	38,796
First United Corp.	767	8,291
Flagstar Bancorp, Inc.	4,079	127,999
FNCB Bancorp, Inc.	1,953	10,917
Franklin Financial Network, Inc.	1,580	41,712
Franklin Financial Services Corp.	472	11,385

422

SunAmerica Series Trust SA Small Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Banks-Commercial (continued)
Fulton Financial Corp.	18,333	$177,830
FVCBankcorp, Inc.†	1,349	13,301
German American Bancorp, Inc.	2,813	80,002
Glacier Bancorp, Inc.	10,943	386,397
Great Southern Bancorp, Inc.	1,258	45,376
Great Western Bancorp, Inc.	6,319	82,147
Guaranty Bancshares, Inc.	798	21,626
Hancock Whitney Corp.	9,852	187,779
Hanmi Financial Corp.	3,491	32,222
HarborOne Bancorp, Inc.	6,046	52,358
Hawthorn Bancshares, Inc.	668	11,035
HBT Financial, Inc.	1,118	13,438
Heartland Financial USA, Inc.	3,968	123,960
Heritage Commerce Corp.	6,642	45,033
Heritage Financial Corp.	4,114	77,816
Hilltop Holdings, Inc.	8,232	160,277
Home BancShares, Inc.	17,475	285,367
HomeStreet, Inc.	2,618	69,220
Hope Bancorp, Inc.	13,409	113,038
Horizon Bancorp, Inc.	4,884	49,377
Howard Bancorp, Inc.†	1,504	14,303
Independent Bank Corp.	3,756	242,337
Independent Bank Corp.	2,413	33,698
International Bancshares Corp.	6,096	185,440
Investar Holding Corp.	1,162	15,489
Kearny Financial Corp.	9,147	73,542
Lakeland Bancorp, Inc.	5,568	56,682
Lakeland Financial Corp.	2,772	122,689
Landmark Bancorp, Inc.	429	8,837
LCNB Corp.	1,389	17,390
Level One Bancorp, Inc.	585	9,459
Limestone Bancorp, Inc.†	576	6,094
Live Oak Bancshares, Inc.	3,204	54,500
Luther Burbank Corp.	2,117	20,260
Macatawa Bank Corp.	2,995	21,564
Mackinac Financial Corp.	1,021	9,291
MainStreet Bancshares, Inc.†	808	10,447
Mercantile Bank Corp.	1,805	38,428
Merchants Bancorp	997	18,375
Meridian Corp.†	613	9,207
Meta Financial Group, Inc.	3,806	71,020
Metrocity Bankshares, Inc.	1,978	26,663
Metropolitan Bank Holding Corp.†	800	23,664
Mid Penn Bancorp, Inc.	793	15,241
Middlefield Banc Corp.	683	12,048
Midland States Bancorp, Inc.	2,507	35,324
MidWestOne Financial Group, Inc.	1,677	30,320
MVB Financial Corp.	1,127	14,899
National Bankshares, Inc.	730	18,308
NBT Bancorp, Inc.	4,857	144,690
Nicolet Bankshares, Inc.†	1,067	59,773
Northeast Bank	877	16,698
Northrim BanCorp, Inc.	714	16,436
Norwood Financial Corp.	664	16,082
Oak Valley Bancorp	780	9,984
OFG Bancorp	5,782	75,629
Ohio Valley Banc Corp.	490	9,653
Old National Bancorp	18,732	262,061
Old Second Bancorp, Inc.	3,286	27,340
OP Bancorp	1,394	8,671
Origin Bancorp, Inc.	2,511	59,611
Orrstown Financial Services, Inc.	1,242	16,891

Security Description	Shares	Value (Note 2)
Banks-Commercial (continued)
Park National Corp.	1,638	$140,475
PCB Bancorp	1,423	13,092
PCSB Financial Corp.	1,691	18,804
Peapack-Gladstone Financial Corp.	2,089	34,009
Penns Woods Bancorp, Inc.	781	15,776
Peoples Bancorp of North Carolina, Inc.	510	8,441
Peoples Bancorp, Inc.	2,109	42,328
Peoples Financial Services Corp.	798	28,656
Pioneer Bancorp, Inc.†	1,325	11,528
Plumas Bancorp	531	11,082
Preferred Bank	1,574	58,631
Premier Financial Bancorp, Inc.	1,491	15,805
Provident Bancorp, Inc.	987	7,748
QCR Holdings, Inc.	1,691	50,527
RBB Bancorp	1,897	24,282
Red River Bancshares, Inc.	564	22,583
Reliant Bancorp, Inc.	1,753	25,857
Renasant Corp.	6,221	144,514
Republic Bancorp, Inc., Class A	1,110	33,544
Republic First Bancorp, Inc.†	5,192	12,097
Richmond Mutual BanCorp, Inc.	1,404	16,188
S&T Bancorp, Inc.	4,413	94,879
Salisbury Bancorp, Inc.	290	10,559
Sandy Spring Bancorp, Inc.	5,262	121,657
SB Financial Group, Inc.	811	10,073
SB One Bancorp	925	17,122
Seacoast Banking Corp. of Florida†	5,898	111,354
Select Bancorp, Inc.†	1,812	14,152
ServisFirst Bancshares, Inc.	5,564	203,587
Shore Bancshares, Inc.	1,417	13,136
Sierra Bancorp	1,595	28,040
Silvergate Capital Corp., Class A†	1,761	24,073
Simmons First National Corp., Class A	12,364	205,119
SmartFinancial, Inc.	1,600	22,816
South Plains Financial, Inc.	1,210	16,166
South State Corp.	7,994	380,994
Southern First Bancshares, Inc.†	829	20,228
Southern National Bancorp of Virginia, Inc.	2,263	19,054
Southside Bancshares, Inc.	3,613	100,080
Spirit of Texas Bancshares, Inc.†	1,547	18,023
Standard AVB Financial Corp.	441	8,846
Sterling Bancorp, Inc.	1,869	5,700
Stock Yards Bancorp, Inc.	2,335	91,275
Summit Financial Group, Inc.	1,302	19,582
Texas Capital Bancshares, Inc.†	5,778	191,945
Tompkins Financial Corp.	1,637	105,636
Towne Bank	7,647	134,893
TriCo Bancshares	3,020	84,560
TriState Capital Holdings, Inc.†	3,150	41,737
Triumph Bancorp, Inc.†	2,513	65,841
TrustCo Bank Corp.	10,820	62,648
Trustmark Corp.	7,197	162,076
UMB Financial Corp.	4,983	248,153
United Bankshares, Inc.	14,143	372,244
United Community Banks, Inc.	8,922	159,971
United Security Bancshares	1,538	9,628
Unity Bancorp, Inc.	903	11,297
Univest Financial Corp.	3,288	50,274
Valley National Bancorp	45,515	339,997
Veritex Holdings, Inc.	5,500	91,960
Washington Trust Bancorp, Inc.	1,949	64,980

423

SunAmerica Series Trust SA Small Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Banks-Commercial (continued)
WesBanco, Inc.	7,446	$147,654
West BanCorp, Inc.	1,830	30,030
Westamerica BanCorp	2,984	180,114
Western New England Bancorp, Inc.	2,607	13,139

		15,455,665

Banks-Fiduciary — 0.0%
Parke Bancorp, Inc.	1,207	14,110

Banks-Mortgage — 0.1%
Walker & Dunlop, Inc.	3,231	162,875

Banks-Super Regional — 0.1%
Independent Bank Group, Inc.	4,230	185,824
National Bank Holdings Corp., Class A	3,362	93,396

		279,220

Batteries/Battery Systems — 0.2%
EnerSys	4,857	326,682

Beverages-Non-alcoholic — 0.2%
Celsius Holdings, Inc.†	3,924	57,565
Coca-Cola Consolidated, Inc.	537	123,274
National Beverage Corp.†	1,350	86,602
New Age Beverages Corp.†	10,058	22,832
Primo Water Corp.	17,848	253,620

		543,893

Beverages-Wine/Spirits — 0.0%
MGP Ingredients, Inc.	1,473	53,426

Brewery — 0.0%
Craft Brew Alliance, Inc.†	1,314	19,460

Broadcast Services/Program — 0.0%
Hemisphere Media Group, Inc.†	1,873	16,482
MSG Networks, Inc., Class A†	4,549	43,352

		59,834

Building & Construction Products-Misc. — 0.9%
American Woodmark Corp.†	1,933	155,839
Builders FirstSource, Inc.†	13,211	312,969
Caesarstone, Ltd.	2,541	29,145
Forterra, Inc.†	2,169	28,175
Gibraltar Industries, Inc.†	3,724	192,605
Louisiana-Pacific Corp.	12,885	408,068
Patrick Industries, Inc.	2,551	163,136
Simpson Manufacturing Co., Inc.	4,978	480,676
Summit Materials, Inc., Class A†	13,456	198,072

		1,968,685

Building & Construction-Misc. — 0.7%
Comfort Systems USA, Inc.	4,104	204,010
Concrete Pumping Holdings, Inc.†	3,059	11,441
EMCOR Group, Inc.	6,210	425,385
IES Holdings, Inc.†	929	22,138
MYR Group, Inc.†	1,861	68,243
NV5 Global, Inc.†	1,213	68,826
TopBuild Corp.†	3,780	498,657
WillScot Mobile Mini Holdings Corp.†	18,315	275,824

		1,574,524

Building Products-Air & Heating — 0.2%
AAON, Inc.	4,691	277,942
SPX Corp.†	4,911	206,262

		484,204

Security Description	Shares	Value (Note 2)
Building Products-Cement — 0.0%
US Concrete, Inc.†	1,824	$45,272

Building Products-Doors & Windows — 0.3%
Apogee Enterprises, Inc.	2,939	63,453
Cornerstone Building Brands, Inc.†	4,994	28,316
Griffon Corp.	4,208	96,237
JELD-WEN Holding, Inc.†	7,757	152,037
Masonite International Corp.†	2,783	234,746
PGT Innovations, Inc.†	6,624	113,072

		687,861

Building Products-Light Fixtures — 0.0%
LSI Industries, Inc.	2,928	17,158
Research Frontiers, Inc.†	3,031	10,245

		27,403

Building Products-Wood — 0.3%
Boise Cascade Co.	4,466	208,071
UFP Industries, Inc.	6,832	397,759

		605,830

Building-Heavy Construction — 0.5%
Aegion Corp.†	3,462	53,384
Arcosa, Inc.	5,547	234,194
Construction Partners, Inc., Class A†	2,151	35,599
Dycom Industries, Inc.†	3,506	150,162
Granite Construction, Inc.	5,353	90,787
Great Lakes Dredge & Dock Corp.†	7,259	60,685
MasTec, Inc.†	6,476	257,615
Primoris Services Corp.	5,481	87,861
Sterling Construction Co., Inc.†	3,158	32,527
Tutor Perini Corp.†	4,659	54,837

		1,057,651

Building-Maintenance & Services — 0.1%
ABM Industries, Inc.	7,657	274,886
BrightView Holdings, Inc.†	3,564	43,196

		318,082

Building-Mobile Home/Manufactured Housing — 0.4%
Cavco Industries, Inc.†	990	198,327
LCI Industries	2,815	354,127
Skyline Champion Corp.†	6,220	175,590
Winnebago Industries, Inc.	3,558	214,939

		942,983

Building-Residential/Commercial — 1.1%
Beazer Homes USA, Inc.†	3,257	36,446
Century Communities, Inc.†	3,339	118,935
Forestar Group, Inc.†	1,903	32,941
Green Brick Partners, Inc.†	2,714	37,453
Installed Building Products, Inc.†	2,611	206,556
KB Home	10,077	338,990
LGI Homes, Inc.†	2,545	290,410
M/I Homes, Inc.†	3,185	132,592
MDC Holdings, Inc.	5,807	260,328
Meritage Homes Corp.†	4,248	421,317
Taylor Morrison Home Corp.†	14,420	338,149
TRI Pointe Group, Inc.†	14,803	247,506

		2,461,623

Cable/Satellite TV — 0.1%
Liberty Latin America, Ltd., Class A†	5,273	54,206
Liberty Latin America, Ltd., Class C†	12,847	131,425
WideOpenWest, Inc.†	5,976	32,629

		218,260

424

SunAmerica Series Trust SA Small Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Casino Hotels — 0.1%
Boyd Gaming Corp.	9,286	$219,799
Century Casinos, Inc.†	3,094	12,469

		232,268

Casino Services — 0.3%
Accel Entertainment, Inc.†	4,822	38,528
Caesars Entertainment, Inc.†	15,536	482,393
Everi Holdings, Inc.†	9,282	52,721
Scientific Games Corp.†	6,526	114,662

		688,304

Cellular Telecom — 0.0%
Cambium Networks Corp.†	637	7,708

Chemicals-Diversified — 0.5%
AdvanSix, Inc.†	3,128	38,943
Codexis, Inc.†	6,125	72,459
Innospec, Inc.	2,795	210,100
Koppers Holdings, Inc.†	2,351	59,175
Orion Engineered Carbons SA	6,885	70,227
Quaker Chemical Corp.	1,518	294,492
Stepan Co.	2,461	268,741

		1,014,137

Chemicals-Fibers — 0.0%
Rayonier Advanced Materials, Inc.†	7,076	20,591

Chemicals-Other — 0.0%
American Vanguard Corp.	3,296	44,364

Chemicals-Plastics — 0.1%
Avient Corp.	10,439	249,492

Chemicals-Specialty — 1.0%
AgroFresh Solutions, Inc.†	3,397	8,289
Amyris, Inc.†	8,020	34,326
Balchem Corp.	3,675	368,455
Ferro Corp.†	9,351	109,313
GCP Applied Technologies, Inc.†	5,582	127,381
H.B. Fuller Co.	5,880	266,599
Hawkins, Inc.	1,106	56,992
Ingevity Corp.†	4,744	277,429
Kraton Corp.†	3,564	46,867
Minerals Technologies, Inc.	3,892	182,457
Oil-Dri Corp. of America	593	20,619
PQ Group Holdings, Inc.†	4,384	53,792
Rogers Corp.†	2,128	253,636
Sensient Technologies Corp.	4,846	253,010
Tronox Holdings PLC, Class A	10,223	77,899

		2,137,064

Circuit Boards — 0.1%
TTM Technologies, Inc.†	11,415	140,519

Coal — 0.1%
Advanced Emissions Solutions, Inc.	1,810	7,530
CONSOL Energy, Inc.†	2,968	17,452
NACCO Industries, Inc., Class A	428	9,347
Peabody Energy Corp.	7,168	22,364
SunCoke Energy, Inc.	9,484	30,254
Warrior Met Coal, Inc.	5,874	93,514

		180,461

Coatings/Paint — 0.0%
Kronos Worldwide, Inc.	2,556	28,729

Security Description	Shares	Value (Note 2)
Coffee — 0.0%
Farmer Brothers Co.†	1,835	$9,138

Commercial Services — 0.6%
Acacia Research Corp.†	5,435	21,523
Collectors Universe, Inc.	1,040	39,582
Emerald Holding, Inc.	2,792	7,594
HMS Holdings Corp.†	10,064	327,080
LiveRamp Holdings, Inc.†	7,490	341,319
Medifast, Inc.	1,290	215,598
National Research Corp.	1,541	88,130
PFSweb, Inc.†	1,597	12,664
Progyny, Inc.†	3,010	80,141
ServiceSource International, Inc.†	9,924	15,481
SP Plus Corp.†	2,629	41,775
Team, Inc.†	3,427	13,537
WW International, Inc.†	5,391	138,980

		1,343,404

Commercial Services-Finance — 0.5%
Cardtronics PLC, Class A†	4,111	91,799
Cass Information Systems, Inc.	1,626	58,260
CBIZ, Inc.†	5,824	140,824
EVERTEC, Inc.	6,877	213,531
Evo Payments, Inc., Class A†	4,658	105,690
Franchise Group, Inc.	2,190	53,655
Green Dot Corp., Class A†	5,817	294,864
GreenSky, Inc., Class A†	7,097	40,062
MoneyGram International, Inc.†	7,083	24,649
Priority Technology Holdings, Inc.†	872	1,918
Repay Holdings Corp.†	4,180	92,503

		1,117,755

Communications Software — 0.1%
Avaya Holdings Corp.†	10,590	134,069
SeaChange International, Inc.†	3,443	5,406
Smith Micro Software, Inc.†	3,819	15,772
SWK Holdings Corp.†	405	5,111

		160,358

Computer Aided Design — 0.1%
Altair Engineering, Inc., Class A†	4,796	193,279

Computer Data Security — 0.8%
ForeScout Technologies, Inc.†	5,489	159,126
OneSpan, Inc.†	3,813	118,737
Ping Identity Holding Corp.†	2,856	98,132
Qualys, Inc.†	3,888	480,091
Rapid7, Inc.†	5,754	342,766
SecureWorks Corp., Class A†	1,019	12,187
Tenable Holdings, Inc.†	6,955	235,983
Varonis Systems, Inc.†	3,560	385,726

		1,832,748

Computer Services — 0.9%
Conduent, Inc.†	18,846	35,996
ExlService Holdings, Inc.†	3,837	245,798
Insight Enterprises, Inc.†	3,958	197,267
Mastech Holdings, Inc.†	445	9,567
MAXIMUS, Inc.	6,985	518,357
PAE, Inc.†	6,747	53,166
Parsons Corp.†	2,575	89,687
Perspecta, Inc.	15,905	340,367
Rimini Street, Inc.†	2,345	12,405
StarTek, Inc.†	1,907	9,306
Sykes Enterprises, Inc.†	4,465	122,609

425

SunAmerica Series Trust SA Small Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Computer Services (continued)
TTEC Holdings, Inc.	2,072	$98,337
Unisys Corp.†	7,067	84,027
Virtusa Corp.†	3,288	133,493

		1,950,382

Computer Software — 1.2%
Avid Technology, Inc.†	3,568	29,365
Bandwidth, Inc., Class A†	2,191	317,213
Box, Inc., Class A†	16,852	302,493
Cloudera, Inc.†	23,399	263,707
Cornerstone OnDemand, Inc.†	6,925	245,907
Envestnet, Inc.†	6,065	492,478
J2 Global, Inc.†	5,295	300,332
Red Violet, Inc.†	740	11,329
Simulations Plus, Inc.	1,438	101,235
Upland Software, Inc.†	2,607	89,733
Veritone, Inc.†	2,622	29,681
Xperi Holding Corp.	12,263	226,130
Yext, Inc.†	11,549	194,254
Zuora, Inc., Class A†	11,159	129,891

		2,733,748

Computers-Integrated Systems — 0.3%
Cubic Corp.	3,588	150,696
Diebold Nixdorf, Inc.†	8,018	55,886
MTS Systems Corp.	2,205	40,903
NetScout Systems, Inc.†	8,094	206,073
PAR Technology Corp.†	1,836	56,475
Super Micro Computer, Inc.†	5,078	153,889

		663,922

Computers-Memory Devices — 0.0%
Quantum Corp.†	3,342	14,538

Computers-Other — 0.1%
3D Systems Corp.†	13,224	87,146
ExOne Co.†	1,283	11,239
PlayAGS, Inc.†	3,039	10,272

		108,657

Computers-Periphery Equipment — 0.0%
Icad, Inc.†	2,296	21,169
Mitek Systems, Inc.†	4,573	46,919

		68,088

Computers-Voice Recognition — 0.1%
Vocera Communications, Inc.†	3,630	111,695

Consulting Services — 0.3%
CRA International, Inc.	861	35,964
Forrester Research, Inc.†	1,250	43,887
Franklin Covey Co.†	1,431	25,887
GP Strategies Corp.†	1,491	11,078
Hackett Group, Inc.	2,857	39,398
Huron Consulting Group, Inc.†	2,587	123,452
ICF International, Inc.	2,079	140,561
Information Services Group, Inc.†	4,015	8,231
Kelly Services, Inc., Class A	3,842	56,900
R1 RCM, Inc.†	12,208	166,883
Vectrus, Inc.†	1,308	57,539

		709,780

Consumer Products-Misc. — 0.5%
Central Garden & Pet Co.†	1,103	41,760
Central Garden & Pet Co., Class A†	4,514	156,410

Security Description	Shares	Value (Note 2)
Consumer Products-Misc. (continued)
Helen of Troy, Ltd.†	2,890	$544,042
Quanex Building Products Corp.	3,752	52,716
WD-40 Co.	1,558	306,225

		1,101,153

Containers-Metal/Glass — 0.1%
Greif, Inc., Class A	2,934	102,074
Greif, Inc., Class B	683	26,835
O-I Glass, Inc.	17,903	186,907

		315,816

Containers-Paper/Plastic — 0.1%
Matthews International Corp., Class A	3,483	75,233
TriMas Corp.†	4,943	115,666
UFP Technologies, Inc.†	784	33,822

		224,721

Cosmetics & Toiletries — 0.2%
e.l.f. Beauty, Inc.†	3,009	53,741
Edgewell Personal Care Co.†	6,227	186,125
Inter Parfums, Inc.	2,029	82,966
Revlon, Inc., Class A†	786	4,967

		327,799

Cruise Lines — 0.0%
Lindblad Expeditions Holdings, Inc.†	2,943	21,337

Data Processing/Management — 0.3%
Bottomline Technologies DE, Inc.†	4,944	238,597
CommVault Systems, Inc.†	4,773	210,394
CSG Systems International, Inc.	3,735	157,356

		606,347

Dental Supplies & Equipment — 0.1%
Patterson Cos., Inc.	9,690	257,366

Diagnostic Equipment — 0.2%
Accelerate Diagnostics, Inc.†	3,484	50,622
BioTelemetry, Inc.†	3,834	163,175
GenMark Diagnostics, Inc.†	7,738	138,201
Nymox Pharmaceutical Corp.†	4,503	14,500
Quanterix Corp.†	2,164	69,919
Quotient, Ltd.†	6,911	54,182

		490,599

Diagnostic Kits — 0.3%
Chembio Diagnostics, Inc.†	2,226	12,310
Co-Diagnostics, Inc.†	2,963	71,112
Meridian Bioscience, Inc.†	4,836	118,434
Natera, Inc.†	7,968	382,623
OraSure Technologies, Inc.†	7,120	129,228
Precision BioSciences, Inc.†	5,216	33,174

		746,881

Dialysis Centers — 0.0%
American Renal Associates Holdings, Inc.†	1,565	10,094

Direct Marketing — 0.0%
Quotient Technology, Inc.†	9,813	78,602

Disposable Medical Products — 0.3%
BioLife Solutions, Inc.†	830	16,044
CONMED Corp.	3,104	256,204
Merit Medical Systems, Inc.†	6,188	276,727
Utah Medical Products, Inc.	390	31,785

		580,760

426

SunAmerica Series Trust SA Small Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Distribution/Wholesale — 0.8%
A-Mark Precious Metals, Inc.†	560	$13,491
Core-Mark Holding Co., Inc.	5,103	135,332
EVI Industries, Inc.†	554	14,005
Fossil Group, Inc.†	5,284	17,490
G-III Apparel Group, Ltd.†	5,026	49,707
H&E Equipment Services, Inc.	3,659	64,362
KAR Auction Services, Inc.	14,755	223,243
Resideo Technologies, Inc.†	14,154	187,965
ScanSource, Inc.†	2,889	66,303
SiteOne Landscape Supply, Inc.†	4,773	611,087
Systemax, Inc.	1,417	31,755
Titan Machinery, Inc.†	2,175	23,631
Triton International, Ltd.	5,832	183,533
Veritiv Corp.†	1,472	22,536
WESCO International, Inc.†	5,606	217,905

		1,862,345

Diversified Manufacturing Operations — 0.4%
Chase Corp.	843	84,772
Enerpac Tool Group Corp.	6,192	117,029
EnPro Industries, Inc.	2,364	112,834
Fabrinet†	4,194	304,610
Federal Signal Corp.	6,834	211,239
NL Industries, Inc.	957	3,503
Standex International Corp.	1,404	75,184

		909,171

Diversified Minerals — 0.1%
Caledonia Mining Corp. PLC	1,275	29,236
Livent Corp.†	16,758	105,073
United States Lime & Minerals, Inc.	229	20,658

		154,967

Diversified Operations — 0.0%
Morgan Group Holding Co.†	5	59
Professional Holding Corp., Class A†	530	5,994

		6,053

Diversified Operations/Commercial Services — 0.0%
Viad Corp.	2,305	33,330

Drug Delivery Systems — 0.2%
Antares Pharma, Inc.†	18,772	48,995
BioDelivery Sciences International, Inc.†	10,145	42,507
Heron Therapeutics, Inc.†	10,009	163,047
Revance Therapeutics, Inc.†	6,487	152,315

		406,864

E-Commerce/Products — 0.3%
1-800-Flowers.com, Inc., Class A†	2,841	80,258
CarParts.com, Inc.†	2,409	33,112
Lands’ End, Inc.†	1,328	11,448
Liquidity Services, Inc.†	3,175	16,351
Overstock.com, Inc.†	4,592	347,109
RealReal, Inc.†	7,124	97,172
Stitch Fix, Inc., Class A†	6,422	142,247

		727,697

E-Commerce/Services — 0.6%
Cargurus, Inc.†	9,866	285,029
Cars.com, Inc.†	7,706	62,573
ChannelAdvisor Corp.†	3,116	63,473
Eventbrite, Inc., Class A†	7,256	61,821
EverQuote, Inc., Class A†	1,602	87,229
Groupon, Inc.†	2,626	40,309
Shutterstock, Inc.	2,222	120,743

Security Description	Shares	Value (Note 2)
E-Commerce/Services (continued)
Stamps.com, Inc.†	1,888	$491,409
TrueCar, Inc.†	12,103	45,507
Upwork, Inc.†	10,596	159,152

		1,417,245

E-Marketing/Info — 0.2%
Cardlytics, Inc.†	2,953	196,138
comScore, Inc.†	6,673	20,019
Magnite, Inc.†	11,772	70,691
QuinStreet, Inc.†	5,404	63,092

		349,940

E-Services/Consulting — 0.1%
Perficient, Inc.†	3,721	145,900

Educational Software — 0.0%
Rosetta Stone, Inc.†	2,674	71,583

Electric Products-Misc. — 0.2%
Graham Corp.	1,101	14,489
nLight, Inc.†	3,941	91,313
Novanta, Inc.†	3,909	405,285
Ultralife Corp.†	1,038	7,370

		518,457

Electric-Distribution — 0.0%
Genie Energy, Ltd., Class B	1,505	12,236
Spark Energy, Inc., Class A	1,353	10,215
Unitil Corp.	1,686	72,751

		95,202

Electric-Generation — 0.1%
Atlantic Power Corp.†	10,356	20,298
Ormat Technologies, Inc.	4,571	271,974

		292,272

Electric-Integrated — 1.2%
ALLETE, Inc.	5,952	352,954
Ameresco, Inc., Class A†	2,789	77,200
Avista Corp.	7,691	285,567
Black Hills Corp.	7,185	415,724
MGE Energy, Inc.	3,991	264,723
NorthWestern Corp.	5,800	326,308
Otter Tail Corp.	4,580	175,185
PNM Resources, Inc.	9,076	383,279
Portland General Electric Co.	10,280	453,656

		2,734,596

Electronic Components-Misc. — 0.8%
Advanced Energy Industries, Inc.†	4,339	319,220
Applied Optoelectronics, Inc.†	2,207	31,361
Atkore International Group, Inc.†	5,408	144,231
Bel Fuse, Inc., Class B	1,133	13,823
Benchmark Electronics, Inc.	4,167	84,840
Comtech Telecommunications Corp.	2,777	45,598
IntriCon Corp.†	954	10,303
Kimball Electronics, Inc.†	2,747	36,480
Knowles Corp.†	10,117	154,385
NVE Corp.	545	29,561
OSI Systems, Inc.†	1,934	137,237
Plexus Corp.†	3,278	243,523
Sanmina Corp.†	7,673	227,735
SMART Global Holdings, Inc.†	1,616	45,070
Transcat, Inc.†	794	22,153
Vishay Intertechnology, Inc.	15,184	238,237
Vishay Precision Group, Inc.†	1,420	36,139

		1,819,896

427

SunAmerica Series Trust SA Small Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Electronic Components-Semiconductors — 1.4%
Alpha & Omega Semiconductor, Ltd.†	2,319	$25,254
Ambarella, Inc.†	3,779	171,113
Amkor Technology, Inc.†	11,402	155,010
Atomera, Inc.†	1,637	17,418
AXT, Inc.†	4,460	21,363
CEVA, Inc.†	2,480	99,696
CTS Corp.	3,637	72,231
Diodes, Inc.†	4,841	249,069
DSP Group, Inc.†	2,503	37,170
GSI Technology, Inc.†	1,852	10,593
Impinj, Inc.†	1,923	45,383
Intellicheck, Inc.†	1,817	13,300
Lattice Semiconductor Corp.†	15,358	477,480
MACOM Technology Solutions Holdings, Inc.†	5,369	226,894
Photronics, Inc.†	7,222	85,797
Rambus, Inc.†	12,955	191,216
Semtech Corp.†	7,376	411,065
Silicon Laboratories, Inc.†	4,952	497,726
SiTime Corp.†	576	30,614
Synaptics, Inc.†	3,887	311,038

		3,149,430

Electronic Measurement Instruments — 0.5%
Badger Meter, Inc.	3,330	208,458
CyberOptics Corp.†	803	31,598
FARO Technologies, Inc.†	2,027	121,275
Fitbit, Inc., Class A†	27,276	178,385
Itron, Inc.†	4,582	318,724
Mesa Laboratories, Inc.	463	109,703
Stoneridge, Inc.†	2,969	61,518

		1,029,661

Electronic Security Devices — 0.3%
Alarm.com Holdings, Inc.†	5,172	362,247
API Group Corp.†*	15,995	222,810
Napco Security Technologies, Inc.†	1,329	35,059
Wrap Technologies, Inc.†	1,305	12,789

		632,905

Energy-Alternate Sources — 0.8%
Clean Energy Fuels Corp.†	15,011	35,726
FuelCell Energy, Inc.†	24,316	54,225
FutureFuel Corp.	2,954	38,934
Green Plains, Inc.†	3,903	50,466
Plug Power, Inc.†	37,024	285,455
Renewable Energy Group, Inc.†	4,367	120,442
REX American Resources Corp.†	643	43,820
Sunnova Energy International, Inc.†	3,698	92,487
SunPower Corp.†	8,739	81,535
Sunrun, Inc.†	13,274	487,023
TerraForm Power, Inc., Class A	10,018	214,385
TPI Composites, Inc.†	3,464	88,609
Vivint Solar, Inc.†	5,617	114,250

		1,707,357

Engineering/R&D Services — 0.5%
Exponent, Inc.	5,866	493,096
Fluor Corp.	16,094	163,998
Iteris, Inc.†	4,604	21,362
KBR, Inc.	16,270	361,845
Mistras Group, Inc.†	2,070	7,307
VSE Corp.	1,013	28,496

		1,076,104

Security Description	Shares	Value (Note 2)
Enterprise Software/Service — 2.2%
ACI Worldwide, Inc.†	13,083	$350,494
Akerna Corp.†	1,025	6,693
American Software, Inc., Class A	3,419	56,311
Appian Corp.†	3,752	190,864
Asure Software, Inc.†	1,535	9,901
Benefitfocus, Inc.†	3,313	38,795
Blackbaud, Inc.	5,646	353,101
Blackline, Inc.†	5,732	509,632
Daily Journal Corp.†	130	36,920
Domo, Inc., Class B†	2,912	93,708
Donnelley Financial Solutions, Inc.†	3,430	29,669
eGain Corp.†	2,380	23,586
Evolent Health, Inc., Class A†	8,623	100,458
Intelligent Systems Corp.†	821	24,893
LivePerson, Inc.†	6,960	299,141
ManTech International Corp., Class A	3,102	215,837
MicroStrategy, Inc., Class A†	890	110,289
MobileIron, Inc.†	10,995	68,499
Omnicell, Inc.†	4,851	340,977
Progress Software Corp.	5,125	178,657
PROS Holdings, Inc.†	4,485	146,346
QAD, Inc., Class A	1,320	52,153
SailPoint Technologies Holding, Inc.†	10,056	316,764
Sapiens International Corp. NV	2,927	89,449
SPS Commerce, Inc.†	4,013	301,657
SVMK, Inc.†	13,620	326,608
Verint Systems, Inc.†	7,318	328,505
Workiva, Inc.†	4,388	245,289

		4,845,196

Entertainment Software — 0.1%
Glu Mobile, Inc.†	14,806	139,769

Environmental Consulting & Engineering — 0.3%
Tetra Tech, Inc.	6,157	545,818

Filtration/Separation Products — 0.1%
ESCO Technologies, Inc.	2,923	251,203

Finance-Commercial — 0.1%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	8,075	282,867
Marlin Business Services Corp.	956	7,017
MMA Capital Holdings, Inc.†	542	13,431
NewStar Financial, Inc. CVR†(1)	2,250	1,215

		304,530

Finance-Consumer Loans — 0.4%
Curo Group Holdings Corp.	2,090	14,609
Encore Capital Group, Inc.†	3,565	130,229
Enova International, Inc.†	3,354	53,966
EZCORP, Inc., Class A†	5,526	31,609
International Money Express, Inc.†	1,514	20,409
LendingClub Corp.†	7,874	41,102
Navient Corp.	21,867	174,061
Nelnet, Inc., Class A	2,022	117,276
Paysign, Inc.†	3,517	32,849
PRA Group, Inc.†	5,155	203,932
Regional Management Corp.†	963	14,628
World Acceptance Corp.†	566	42,054

		876,724

Finance-Credit Card — 0.0%
Atlanticus Holdings Corp.†	577	4,714
I3 Verticals, Inc., Class A†	1,689	40,840

		45,554

428

SunAmerica Series Trust SA Small Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Finance-Investment Banker/Broker — 0.5%
Amerant Bancorp, Inc.†	2,590	$34,576
Arlington Asset Investment Corp., Class A	4,168	11,337
Cowen, Inc., Class A	3,052	50,266
Diamond Hill Investment Group, Inc.	354	40,367
Greenhill & Co., Inc.	1,619	19,396
Houlihan Lokey, Inc.	5,057	277,124
Moelis & Co., Class A	6,035	179,783
Oppenheimer Holdings, Inc., Class A	1,073	22,737
Piper Sandler Cos.	1,990	123,201
PJT Partners, Inc., Class A	2,689	143,942
Siebert Financial Corp.†	1,161	4,017
StoneX Group, Inc.†	1,867	97,980

		1,004,726

Finance-Mortgage Loan/Banker — 0.3%
Ellington Financial, Inc.	4,714	55,437
Federal Agricultural Mtg. Corp., Class C	1,039	61,831
Mr. Cooper Group, Inc.†	8,743	142,773
Oportun Financial Corp.†	2,221	31,760
PennyMac Financial Services, Inc.	5,306	256,068

		547,869

Finance-Other Services — 0.1%
BGC Partners, Inc., Class A	34,818	96,446
Premier Financial Corp.	4,229	74,769

		171,215

Financial Guarantee Insurance — 0.2%
MBIA, Inc.†	7,937	63,575
NMI Holdings, Inc., Class A†	7,629	118,402
Radian Group, Inc.	21,867	326,256

		508,233

Firearms & Ammunition — 0.1%
Smith & Wesson Brands, Inc.†	6,233	148,906
Sturm Ruger & Co., Inc.	1,926	156,719

		305,625

Food-Baking — 0.1%
Hostess Brands, Inc.†	13,975	177,203

Food-Canned — 0.0%
Landec Corp.†	2,960	27,942
Seneca Foods Corp., Class A†	743	29,111

		57,053

Food-Catering — 0.1%
Healthcare Services Group, Inc.	8,530	223,401

Food-Confectionery — 0.0%
Tootsie Roll Industries, Inc.	1,837	58,233

Food-Meat Products — 0.0%
Nathan’s Famous, Inc.	331	16,858

Food-Misc./Diversified — 0.6%
B&G Foods, Inc.	7,287	210,667
BellRing Brands, Inc., Class A†	4,546	90,329
Bridgford Foods Corp.†	193	3,107
Cal-Maine Foods, Inc.†	3,618	158,993
J&J Snack Foods Corp.	1,710	210,552
John B. Sanfilippo & Son, Inc.	1,005	88,611
Lancaster Colony Corp.	2,165	343,348

Security Description	Shares	Value (Note 2)
Food-Misc./Diversified (continued)
Simply Good Foods Co.†	9,731	$233,933

		1,339,540

Food-Retail — 0.1%
Ingles Markets, Inc., Class A	1,631	65,648
Natural Grocers by Vitamin Cottage, Inc.	1,042	16,495
Village Super Market, Inc., Class A	960	24,240
Weis Markets, Inc.	1,091	54,353

		160,736

Food-Wholesale/Distribution — 0.4%
Calavo Growers, Inc.	1,881	108,665
Chefs’ Warehouse, Inc.†	2,832	32,653
HF Foods Group, Inc.†	4,061	35,981
Performance Food Group Co.†	14,966	419,347
SpartanNash Co.	4,056	85,277
United Natural Foods, Inc.†	6,107	121,224

		803,147

Footwear & Related Apparel — 0.3%
Crocs, Inc.†	7,627	274,114
Rocky Brands, Inc.	784	17,836
Steven Madden, Ltd.	9,412	199,346
Weyco Group, Inc.	688	12,673
Wolverine World Wide, Inc.	9,121	219,269

		723,238

Funeral Services & Related Items — 0.0%
Carriage Services, Inc.	1,882	41,611

Gambling (Non-Hotel) — 0.1%
Golden Entertainment, Inc.†	1,914	16,365
International Game Technology PLC	11,355	111,960
Monarch Casino & Resort, Inc.†	1,441	52,150
Red Rock Resorts, Inc., Class A	7,519	82,408
Twin River Worldwide Holdings, Inc.	2,080	44,845

		307,728

Gas-Distribution — 1.0%
Chesapeake Utilities Corp.	1,844	155,800
New Jersey Resources Corp.	10,888	338,181
Northwest Natural Holding Co.	3,480	186,145
ONE Gas, Inc.	5,989	453,367
RGC Resources, Inc.	870	20,184
South Jersey Industries, Inc.	10,591	247,088
Southwest Gas Holdings, Inc.	6,310	439,429
Spire, Inc.	5,735	353,620

		2,193,814

Gold Mining — 0.1%
Gold Resource Corp.	7,460	32,749
Novagold Resources, Inc.†	27,148	247,590

		280,339

Golf — 0.2%
Acushnet Holdings Corp.	3,913	148,890
Callaway Golf Co.	10,670	203,263

		352,153

Hazardous Waste Disposal — 0.1%
Heritage-Crystal Clean, Inc.†	1,731	24,113
Sharps Compliance Corp.†	1,631	12,477
US Ecology, Inc.	3,556	123,322

		159,912

429

SunAmerica Series Trust SA Small Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Health Care Cost Containment — 0.2%
CorVel Corp.†	1,013	$80,523
HealthEquity, Inc.†	8,494	437,951

		518,474

Healthcare Safety Devices — 0.0%
Alpha Pro Tech, Ltd.†	1,397	30,413
Retractable Technologies, Inc.†	1,516	18,146

		48,559

Home Furnishings — 0.1%
Casper Sleep, Inc.†	963	8,888
Ethan Allen Interiors, Inc.	2,676	31,684
Hooker Furniture Corp.	1,332	28,505
Purple Innovation, Inc.†	1,633	39,796
Sleep Number Corp.†	3,093	143,825

		252,698

Hotels/Motels — 0.2%
BBX Capital Corp.	1,425	19,836
Bluegreen Vacations Corp.	590	4,248
Hilton Grand Vacations, Inc.†	9,731	197,539
Marcus Corp.	2,562	35,381
St. Joe Co.†	3,754	77,370
Target Hospitality Corp.†	3,385	4,841

		339,215

Housewares — 0.0%
Lifetime Brands, Inc.	1,363	9,609
Tupperware Brands Corp.	5,603	86,454

		96,063

Human Resources — 0.8%
AMN Healthcare Services, Inc.†	5,330	292,830
ASGN, Inc.†	5,813	397,958
Barrett Business Services, Inc.	852	44,883
BG Staffing, Inc.	1,053	9,561
Cross Country Healthcare, Inc.†	4,089	26,517
Heidrick & Struggles International, Inc.	2,191	44,324
Insperity, Inc.	4,144	277,068
Kforce, Inc.	2,254	65,005
Korn Ferry	6,266	176,075
Resources Connection, Inc.	3,485	39,381
TriNet Group, Inc.†	4,705	310,530
TrueBlue, Inc.†	4,087	63,062
Willdan Group, Inc.†	1,178	29,050

		1,776,244

Identification Systems — 0.1%
Brady Corp., Class A	5,537	254,536
Digimarc Corp.†	1,365	19,192

		273,728

Independent Power Producers — 0.1%
Clearway Energy, Inc., Class A	3,984	91,274
Clearway Energy, Inc., Class C	9,108	223,510

		314,784

Industrial Audio & Video Products — 0.1%
Akoustis Technologies, Inc.†	3,545	28,147
GoPro, Inc., Class A†	14,762	78,091
Turtle Beach Corp.†	1,538	28,207

		134,445

Security Description	Shares	Value (Note 2)
Industrial Automated/Robotic — 0.0%
Ichor Holdings, Ltd.†	2,527	$82,936

Instruments-Controls — 0.1%
Allied Motion Technologies, Inc.	837	31,555
Watts Water Technologies, Inc., Class A	3,130	262,576

		294,131

Instruments-Scientific — 0.0%
Fluidigm Corp.†	8,061	56,749

Insurance Brokers — 0.2%
BRP Group, Inc., Class A†	2,269	39,594
Crawford & Co., Class A	1,857	13,612
eHealth, Inc.†	2,912	201,336
Goosehead Insurance, Inc., Class A†	1,474	152,308

		406,850

Insurance-Life/Health — 0.4%
American Equity Investment Life Holding Co.	10,365	263,789
Benefytt Technologies, Inc.†	1,189	36,764
CNO Financial Group, Inc.	16,368	247,157
FBL Financial Group, Inc., Class A	1,109	38,571
GWG Holdings, Inc.†	365	2,482
Independence Holding Co.	528	17,456
National Western Life Group, Inc., Class A	293	57,073
Security National Financial Corp.†	1,088	6,691
Trupanion, Inc.†	3,395	171,685

		841,668

Insurance-Multi-line — 0.1%
Citizens, Inc.†	5,662	32,500
Genworth Financial, Inc., Class A†	57,625	117,555
Vericity, Inc.	212	1,781

		151,836

Insurance-Property/Casualty — 1.5%
Ambac Financial Group, Inc.†	5,179	66,291
AMERISAFE, Inc.	2,188	138,850
Donegal Group, Inc., Class A	1,249	17,461
Employers Holdings, Inc.	3,411	110,926
Enstar Group, Ltd.†	1,374	230,763
FedNat Holding Co.	1,410	13,198
HCI Group, Inc.	688	30,699
Heritage Insurance Holdings, Inc.	2,866	34,019
Horace Mann Educators Corp.	4,735	177,941
Investors Title Co.	148	17,032
James River Group Holdings, Ltd.	3,412	158,044
Kinsale Capital Group, Inc.	2,378	463,472
National General Holdings Corp.	7,789	264,748
NI Holdings, Inc.†	1,048	17,271
Palomar Holdings, Inc.†	2,205	201,405
ProAssurance Corp.	6,122	89,993
ProSight Global, Inc.†	1,065	8,371
Protective Insurance Corp., Class B	1,026	13,133
RLI Corp.	4,521	398,436
Safety Insurance Group, Inc.	1,678	126,974
Selective Insurance Group, Inc.	6,754	367,012
State Auto Financial Corp.	2,005	31,098
Stewart Information Services Corp.	2,666	111,839
Tiptree, Inc.	2,847	14,377
United Fire Group, Inc.	2,394	60,736
United Insurance Holdings Corp.	2,324	17,198

430

SunAmerica Series Trust SA Small Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Insurance-Property/Casualty (continued)
Universal Insurance Holdings, Inc.	3,214	$56,277
Watford Holdings, Ltd.†	1,956	32,098

		3,269,662

Insurance-Reinsurance — 0.3%
Argo Group International Holdings, Ltd.	3,707	124,221
Essent Group, Ltd.	12,396	444,149
Global Indemnity, Ltd.	929	21,228
Greenlight Capital Re, Ltd., Class A†	3,301	21,324
Third Point Reinsurance, Ltd.†	9,202	71,684

		682,606

Internet Application Software — 0.1%
GlobalSCAPE, Inc.	1,629	15,525
Tucows, Inc., Class A†	1,069	64,685
VirnetX Holding Corp.	7,231	37,384

		117,594

Internet Connectivity Services — 0.2%
Boingo Wireless, Inc.†	5,004	72,308
Cogent Communications Holdings, Inc.	4,855	437,484

		509,792

Internet Content-Entertainment — 0.0%
Limelight Networks, Inc.†	13,257	83,121

Internet Content-Information/News — 0.2%
DHI Group, Inc.†	5,551	13,877
HealthStream, Inc.†	2,946	64,679
LiveXLive Media, Inc.†	3,426	10,381
TechTarget, Inc.†	2,664	96,677
Yelp, Inc.†	7,996	199,740

		385,354

Internet Gambling — 0.0%
GAN, Ltd.†	846	16,370

Internet Security — 0.2%
Mimecast, Ltd.†	6,446	302,511
Zix Corp.†	6,242	44,412

		346,923

Internet Telephone — 0.1%
8x8, Inc.†	11,607	184,551

Investment Companies — 0.1%
Brookfield Infrastructure Corp., Class A	3,716	169,598
Grid Dynamics Holdings, Inc.†	2,480	16,566
PDL Community Bancorp†	857	7,799
Rafael Holdings, Inc., Class B†	1,049	14,655

		208,618

Investment Management/Advisor Services — 1.0%
Altisource Portfolio Solutions SA†	523	7,024
Artisan Partners Asset Management, Inc., Class A	6,209	224,952
AssetMark Financial Holdings, Inc.†	1,869	52,052
Associated Capital Group, Inc., Class A	211	8,533
B. Riley Financial, Inc.	2,213	56,454
Blucora, Inc.†	5,502	64,869
Boston Private Financial Holdings, Inc.	9,359	55,078
BrightSphere Investment Group, Inc.	7,082	95,182

Security Description	Shares	Value (Note 2)
Investment Management/Advisor Services (continued)
Cohen & Steers, Inc.	2,792	$168,023
Columbia Financial, Inc.†	5,618	67,584
Federated Hermes, Inc.	11,032	290,803
First Western Financial, Inc.†	714	10,074
Focus Financial Partners, Inc., Class A†	3,593	132,761
GAMCO Investors, Inc., Class A	628	7,404
Hamilton Lane, Inc., Class A	2,519	181,973
Pzena Investment Management, Inc., Class A	1,967	10,307
Sculptor Capital Management, Inc.	2,079	25,842
Silvercrest Asset Management Group, Inc., Class A	1,090	11,990
Stifel Financial Corp.	7,612	369,030
Virtus Investment Partners, Inc.	842	114,445
Waddell & Reed Financial, Inc., Class A	7,360	107,382
Westwood Holdings Group, Inc.	892	10,133
WisdomTree Investments, Inc.	16,594	59,738

		2,131,633

Lasers-System/Components — 0.3%
II-VI, Inc.†	11,344	575,368

Leisure Products — 0.0%
Escalade, Inc.	1,179	18,097
Johnson Outdoors, Inc., Class A	596	52,186

		70,283

Lighting Products & Systems — 0.0%
Orion Energy Systems ,Inc.†	3,051	12,082

Linen Supply & Related Items — 0.1%
UniFirst Corp.	1,723	321,305

Machine Tools & Related Products — 0.1%
Hurco Cos., Inc.	729	20,222
Kennametal, Inc.	9,487	255,770
Luxfer Holdings PLC	3,259	41,389

		317,381

Machinery-Construction & Mining — 0.2%
Astec Industries, Inc.	2,564	114,072
Hyster-Yale Materials Handling, Inc.	1,131	42,198
Manitowoc Co, Inc.†	3,872	41,276
Terex Corp.	7,690	144,956

		342,502

Machinery-Electrical — 0.2%
Argan, Inc.	1,683	72,201
Bloom Energy Corp. Class A†	9,718	118,171
Franklin Electric Co., Inc.	5,259	284,249

		474,621

Machinery-Farming — 0.1%
Alamo Group, Inc.	1,129	116,411
Lindsay Corp.	1,238	120,049

		236,460

Machinery-General Industrial — 0.7%
Albany International Corp., Class A	3,513	168,905
Altra Industrial Motion Corp.	7,368	252,207
Applied Industrial Technologies, Inc.	4,416	278,738
Chart Industries, Inc.†	4,124	282,618
DXP Enterprises, Inc.†	1,874	31,633
Gencor Industries, Inc.†	1,044	12,497
Intevac, Inc.†	2,644	15,652

431

SunAmerica Series Trust SA Small Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Machinery-General Industrial (continued)
Kadant, Inc.	1,306	$141,714
Ranpak Holdings Corp.†	3,308	27,026
Tennant Co.	2,088	139,103
Welbilt, Inc.†	14,894	90,555

		1,440,648

Machinery-Material Handling — 0.0%
Columbus McKinnon Corp.	2,647	87,695

Machinery-Print Trade — 0.0%
Eastman Kodak Co.†	1,759	38,434

Machinery-Pumps — 0.3%
Cactus, Inc., Class A	5,436	122,962
CIRCOR International, Inc.†	2,279	59,755
CSW Industrials, Inc.	1,607	107,332
Gorman-Rupp Co.	2,011	60,853
Mueller Water Products, Inc., Class A	17,906	181,209
NN, Inc.	4,794	25,216
SPX FLOW, Inc.†	4,861	194,829

		752,156

Medical Imaging Systems — 0.1%
Lantheus Holdings, Inc.†	7,581	102,192

Medical Information Systems — 0.5%
1Life Healthcare, Inc.†	2,437	72,160
Allscripts Healthcare Solutions, Inc.†	18,478	166,302
Computer Programs & Systems, Inc.	1,468	36,230
Health Catalyst, Inc.†	3,686	128,641
Inovalon Holdings, Inc., Class A†	8,424	198,217
NantHealth, Inc.†	3,079	13,855
NextGen Healthcare, Inc.†	6,282	91,843
Ontrak, Inc.†	897	34,319
Phreesia, Inc.†	3,265	98,146
Schrodinger, Inc.†	1,577	114,143
Tabula Rasa HealthCare, Inc.†	2,339	131,452

		1,085,308

Medical Instruments — 0.4%
AngioDynamics, Inc.†	4,190	34,609
Apyx Medical Corp.†	3,818	17,143
Cantel Medical Corp.	4,333	204,734
Milestone Scientific, Inc.†	4,004	7,728
Misonix, Inc.†	1,651	20,522
Natus Medical, Inc.†	3,843	71,403
NuVasive, Inc.†	5,870	335,412
Silk Road Medical, Inc.†	3,629	168,603
Stereotaxis, Inc.†	5,049	19,439

		879,593

Medical Labs & Testing Services — 0.7%
Avalon GloboCare Corp.†	2,200	3,564
Cellular Biomedicine Group, Inc.†	1,407	18,530
Fulgent Genetics, Inc.†	1,104	29,090
Invitae Corp.†	13,184	384,973
MEDNAX, Inc.†	9,476	189,330
Medpace Holdings, Inc.†	3,119	372,253
OPKO Health, Inc.†	45,431	233,970
Personalis, Inc.†	2,233	38,876
SI-BONE, Inc.†	2,898	49,556
Vapotherm, Inc.†	2,190	114,406
Viemed Healthcare, Inc.†	3,926	42,558

		1,477,106

Security Description	Shares	Value (Note 2)
Medical Laser Systems — 0.0%
Cutera, Inc.†	1,915	$27,250

Medical Products — 2.2%
Accuray, Inc.†	10,225	22,802
Alphatec Holdings, Inc.†	5,086	25,278
AtriCure, Inc.†	4,454	181,768
Atrion Corp.	161	99,836
Avanos Medical, Inc.†	5,439	166,814
AxoGen, Inc.†	4,157	47,265
Axonics Modulation Technologies, Inc.†	3,479	147,371
Bellerophon Therapeutics, Inc.†	393	5,046
BioSig Technologies, Inc.†	2,421	21,837
Cardiovascular Systems, Inc.†	3,944	120,213
Castle Biosciences, Inc.†	1,171	45,341
Cerus Corp.†	18,507	131,955
CryoLife, Inc.†	4,206	81,639
CytoSorbents Corp.†	3,939	37,716
Electromed, Inc.†	795	13,189
FONAR Corp.†	720	17,726
Glaukos Corp.†	4,829	211,027
Hanger, Inc.†	4,229	73,838
InfuSystem Holdings, Inc.†	1,652	20,171
Inogen, Inc.†	2,104	64,593
Inspire Medical Systems, Inc.†	2,990	297,086
Integer Holdings Corp.†	3,737	245,783
Intersect ENT, Inc.†	3,715	63,861
Invacare Corp.	3,858	27,160
iRadimed Corp.†	662	14,749
iRhythm Technologies, Inc.†	3,091	384,768
LeMaitre Vascular, Inc.	1,897	55,639
LivaNova PLC†	5,580	259,693
Luminex Corp.	4,851	176,576
NanoString Technologies, Inc.†	4,317	155,887
Nemaura Medical, Inc.†	768	4,869
Nevro Corp.†	3,835	509,902
Orthofix Medical, Inc.†	2,132	65,474
OrthoPediatrics Corp.†	1,365	57,589
PAVmed, Inc.†	4,097	8,153
Pulse Biosciences, Inc.†	1,565	16,041
Repro-Med Systems, Inc.†	2,784	29,037
SeaSpine Holdings Corp.†	2,992	28,035
Shockwave Medical, Inc.†	3,044	150,130
Sientra, Inc.†	5,301	20,144
Soleno Therapeutics, Inc.†	3,820	6,570
Soliton, Inc.†	635	4,089
Surgalign Holdings, Inc.†	6,486	18,226
Surmodics, Inc.†	1,512	71,503
Tactile Systems Technology, Inc.†	2,098	85,976
Venus Concept, Inc.†	2,104	6,018
Wright Medical Group NV†	14,699	441,264
Zynex, Inc.†	1,893	36,194

		4,775,841

Medical-Biomedical/Gene — 7.8%
Abeona Therapeutics, Inc.†	6,810	19,408
ADMA Biologics, Inc.†	6,875	24,544
Aduro Biotech, Inc.†	7,582	21,381
Adverum Biotechnologies, Inc.†	8,341	139,879
Affimed NV†	8,383	29,592
Agenus, Inc.†	15,811	48,065
Akero Therapeutics, Inc.†	1,278	44,871
Albireo Pharma, Inc.†	1,519	42,927
Alder Biopharmaceuticals, Inc. CVR†(1)	7,560	6,653

432

SunAmerica Series Trust SA Small Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical-Biomedical/Gene (continued)
Allakos, Inc.†	2,782	$208,845
Allogene Therapeutics, Inc.†	5,541	203,188
AMAG Pharmaceuticals, Inc.†	3,525	33,681
Amicus Therapeutics, Inc.†	29,042	419,657
AnaptysBio, Inc.†	2,445	43,912
Anavex Life Sciences Corp.†	5,843	24,657
ANI Pharmaceuticals, Inc.†	1,075	31,831
Apellis Pharmaceuticals, Inc.†	6,859	177,579
Applied Genetic Technologies Corp.†	2,667	14,082
Applied Therapeutics, Inc.†	1,524	39,319
Aprea Therapeutics, Inc.†	821	22,520
Aptinyx, Inc.†	2,805	10,575
Aravive, Inc.†	1,389	8,181
Arcturus Therapeutics Holdings, Inc.†	1,489	77,770
Arcus Biosciences, Inc.†	3,761	74,016
Arcutis Biotherapeutics, Inc.†	1,083	28,916
Ardelyx, Inc.†	8,344	47,144
Arena Pharmaceuticals, Inc.†	6,433	394,922
Arrowhead Pharmaceuticals, Inc.†	11,465	493,798
Aspira Women’s Health, Inc.†	5,386	24,075
Assembly Biosciences, Inc.†	3,505	77,811
Atara Biotherapeutics, Inc.†	6,558	81,254
Athersys, Inc.†	19,810	50,714
Atreca, Inc., Class A†	2,430	31,468
AVEO Pharmaceuticals, Inc.†	1,554	6,620
Avid Bioservices, Inc.†	6,438	47,770
Avrobio, Inc.†	3,528	59,800
Beam Therapeutics, Inc.†	1,407	27,211
BioCryst Pharmaceuticals, Inc.†	17,619	71,709
Biohaven Pharmaceutical Holding Co., Ltd.†	5,389	345,112
Black Diamond Therapeutics, Inc.†	1,404	39,059
Blueprint Medicines Corp.†	6,197	453,496
BrainStorm Cell Therapeutics, Inc.†	3,046	41,273
Bridgebio Pharma, Inc.†	8,318	234,068
Cabaletta Bio, Inc.†	1,475	16,859
Calithera Biosciences, Inc.†	7,512	35,306
Cara Therapeutics, Inc.†	4,702	77,301
CASI Pharmaceuticals, Inc.†	6,148	11,866
Catabasis Pharmaceuticals, Inc.†	2,061	11,913
CEL-SCI Corp.†	3,755	46,975
Centogene NV†	467	5,931
Cerecor, Inc.†	3,296	8,998
Champions Oncology, Inc.†	824	7,202
ChemoCentryx, Inc.†	5,080	267,767
ChromaDex Corp.†	4,655	23,554
Cohbar, Inc.†	2,795	4,165
Constellation Pharmaceuticals, Inc.†	3,088	83,036
ContraFect Corp.†	1,539	8,557
Cortexyme, Inc.†	1,797	71,610
Crinetics Pharmaceuticals, Inc.†	3,091	42,903
Cue Biopharma, Inc.†	3,167	59,888
Cymabay Therapeutics, Inc.†	7,912	28,088
CytomX Therapeutics, Inc.†	5,157	36,151
Deciphera Pharmaceuticals, Inc.†	4,273	198,139
Denali Therapeutics, Inc.†	7,183	168,226
DermTech, Inc.†	925	9,796
Dicerna Pharmaceuticals, Inc.†	7,420	159,530
Dyadic International, Inc.†	2,203	19,122
Dynavax Technologies Corp.†	10,216	82,852
Editas Medicine, Inc.†	6,336	186,025
Eidos Therapeutics, Inc.†	1,249	50,085

Security Description	Shares	Value (Note 2)
Medical-Biomedical/Gene (continued)
Eiger BioPharmaceuticals, Inc.†	2,691	$27,045
Emergent BioSolutions, Inc.†	5,099	567,213
Enochian Biosciences, Inc.†	1,575	6,064
Enzo Biochem, Inc.†	5,074	12,076
Epizyme, Inc.†	10,188	141,002
Esperion Therapeutics, Inc.†	2,957	111,272
Evelo Biosciences, Inc.†	1,600	6,096
Evolus, Inc.†	2,487	8,108
Exagen, Inc.†	545	6,785
Exicure, Inc.†	6,774	15,174
Fate Therapeutics, Inc.†	7,154	223,706
FibroGen, Inc.†	9,489	384,020
Five Prime Therapeutics, Inc.†	3,059	18,048
Frequency Therapeutics, Inc.†	3,219	68,050
Galera Therapeutics, Inc.†	999	6,953
Genprex, Inc.†	3,258	10,979
Geron Corp.†	21,177	33,671
GlycoMimetics, Inc.†	3,865	15,228
Gossamer Bio, Inc.†	5,662	67,491
Halozyme Therapeutics, Inc.†	15,513	421,798
Harvard Bioscience, Inc.†	4,309	13,401
Homology Medicines, Inc.†	3,882	51,048
iBio, Inc.†	5,490	24,376
IGM Biosciences, Inc.†	811	40,761
Immunic, Inc.†	393	6,760
ImmunoGen, Inc.†	19,624	80,655
Immunovant, Inc.†	2,183	49,358
Innoviva, Inc.†	7,246	98,147
Inovio Pharmaceuticals, Inc.†	16,433	319,457
Insmed, Inc.†	11,564	302,052
Intercept Pharmaceuticals, Inc.†	2,961	135,140
IVERIC bio, Inc.†	5,152	20,659
Kaleido Biosciences, Inc.†	1,134	6,770
Karuna Therapeutics, Inc.†	1,771	144,868
Karyopharm Therapeutics, Inc.†	8,009	128,544
Keros Therapeutics, Inc.†	796	25,552
Kezar Life Sciences, Inc.†	2,951	12,896
Kindred Biosciences, Inc.†	4,255	13,999
Kiniksa Pharmaceuticals, Ltd., Class A†	2,172	42,397
Kodiak Sciences, Inc.†	3,296	152,704
Krystal Biotech, Inc.†	1,365	56,361
Lexicon Pharmaceuticals, Inc.†	4,716	9,149
Ligand Pharmaceuticals, Inc.†	1,648	193,113
Liquidia Technologies, Inc.†	2,326	12,863
LogicBio Therapeutics, Inc.†	1,374	10,772
Lyra Therapeutics, Inc.†	469	6,285
MacroGenics, Inc.†	5,475	139,065
Magenta Therapeutics, Inc.†	1,935	13,584
Marker Therapeutics, Inc.†	3,371	6,776
MEI Pharma, Inc.†	11,800	32,745
MeiraGTx Holdings PLC†	2,345	30,462
Menlo Therapeutics, Inc.†	12,168	19,590
Mersana Therapeutics, Inc.†	5,239	104,151
Mirati Therapeutics, Inc.†	4,199	509,381
Molecular Templates, Inc.†	2,769	30,376
Mustang Bio, Inc.†	3,272	10,078
Myriad Genetics, Inc.†	8,131	98,141
NantKwest, Inc.†	3,284	36,715
NeoGenomics, Inc.†	11,833	452,376
NextCure, Inc.†	1,882	16,787
NGM Biopharmaceuticals, Inc.†	2,681	49,035
Novavax, Inc.†	6,657	952,617

433

SunAmerica Series Trust SA Small Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical-Biomedical/Gene (continued)
Omeros Corp.†	5,991	$76,864
Oncocyte Corp.†	4,941	6,670
Oncternal Therapeutics, Inc. CVR†(1)	73	150
Organogenesis Holdings, Inc.†	2,312	8,508
Orgenesis, Inc.†	2,064	11,393
Osmotica Pharmaceuticals PLC†	1,365	7,303
Ovid therapeutics, Inc.†	4,890	31,540
Oyster Point Pharma, Inc.†	574	12,840
Pacific Biosciences of California, Inc.†	16,620	61,993
PDL BioPharma, Inc.†	12,984	41,289
Pfenex, Inc.†	3,938	27,920
Phathom Pharmaceuticals, Inc.†	1,227	40,810
Pieris Pharmaceuticals, Inc.†	5,667	14,564
Precigen, Inc.†	7,565	31,849
Prevail Therapeutics, Inc.†	1,631	24,416
Protara Therapeutics, Inc.†	230	5,736
Prothena Corp. PLC†	3,514	43,011
Provention Bio, Inc.†	4,841	50,298
PTC Therapeutics, Inc.†	7,059	327,043
Puma Biotechnology, Inc.†	3,489	35,972
Radius Health, Inc.†	5,192	65,160
RAPT Therapeutics, Inc.†	1,253	27,065
REGENXBIO, Inc.†	3,889	128,726
Replimune Group, Inc.†	1,966	39,261
Retrophin, Inc.†	4,736	94,152
REVOLUTION Medicines, Inc.†	1,674	40,377
Rigel Pharmaceuticals, Inc.†	19,409	44,641
Rocket Pharmaceuticals, Inc.†	3,891	91,555
Rubius Therapeutics, Inc.†	4,094	20,102
Sangamo Therapeutics, Inc.†	13,152	142,436
Satsuma Pharmaceuticals, Inc.†	1,050	24,790
Savara, Inc.†	5,302	10,551
Scholar Rock Holding Corp.†	2,594	29,286
Selecta Biosciences, Inc.†	7,746	18,435
Solid Biosciences, Inc.†	2,823	7,424
Sorrento Therapeutics, Inc.†	20,030	178,668
SpringWorks Therapeutics, Inc.†	2,420	103,165
Stoke Therapeutics, Inc.†	1,395	35,140
Strongbridge Biopharma PLC†	4,057	13,672
Sutro Biopharma, Inc.†	1,916	14,887
Syndax Pharmaceuticals, Inc.†	3,077	43,416
TCR2 Therapeutics, Inc.†	1,861	31,172
Tela Bio, Inc.†	620	7,217
Theravance Biopharma, Inc.†	5,254	102,033
Translate Bio, Inc.†	5,780	87,798
TransMedics Group, Inc.†	2,259	40,798
Turning Point Therapeutics, Inc.†	3,180	188,351
Twist Bioscience Corp.†	3,412	191,208
Tyme Technologies, Inc.†	7,488	8,911
Ultragenyx Pharmaceutical, Inc.†	6,479	506,399
UNITY Biotechnology, Inc.†	3,759	35,447
Vaxart, Inc.†	5,086	47,758
VBI Vaccines, Inc.†	19,613	79,825
Veracyte, Inc.†	5,710	203,676
Verastem, Inc.†	18,682	25,034
Vericel Corp.†	5,139	84,742
Veru, Inc.†	5,662	16,023
Viela Bio, Inc.†	2,284	83,617
Viking Therapeutics, Inc.†	7,489	52,573
Vir Biotechnology, Inc.†	5,289	252,603
VolitionRX, Ltd.†	2,685	8,673
WaVe Life Sciences, Ltd.†	2,345	20,589

Security Description	Shares	Value (Note 2)
Medical-Biomedical/Gene (continued)
X4 Pharmaceuticals, Inc.†	1,836	$13,623
XBiotech, Inc.†	1,630	23,700
Xencor, Inc.†	6,333	190,560
XOMA Corp.†	695	11,606
Y-mAbs Therapeutics, Inc.†	3,420	120,145
Zentalis Pharmaceuticals, Inc.†	1,181	40,744
ZIOPHARM Oncology, Inc.†	24,349	72,317

		17,236,163

Medical-Drugs — 2.3%
89bio, Inc.†	336	10,208
AcelRx Pharmaceuticals, Inc.†	9,141	9,964
Aeglea BioTherapeutics, Inc.†	4,796	32,853
Aerie Pharmaceuticals, Inc.†	4,190	48,436
Agile Therapeutics, Inc.†	7,757	19,392
Aimmune Therapeutics, Inc.†	5,311	70,158
Akcea Therapeutics, Inc.†	1,879	20,368
Alector, Inc.†	5,287	82,847
Amphastar Pharmaceuticals, Inc.†	4,052	81,121
Aquestive Therapeutics, Inc.†	2,270	11,940
Athenex, Inc.†	8,409	89,219
Avenue Therapeutics, Inc.†	761	7,709
Axcella Health, Inc.†	1,092	4,903
Aytu BioScience, Inc.†	2,614	3,633
Beyond Air, Inc.†	1,494	9,278
Beyondspring, Inc.†	1,547	17,063
BioSpecifics Technologies Corp.†	713	44,677
Bioxcel Therapeutics, Inc.†	1,209	54,840
Cassava Sciences, Inc.†	2,647	8,391
Catalyst Biosciences, Inc.†	1,991	10,174
Catalyst Pharmaceuticals, Inc.†	11,086	47,670
Checkpoint Therapeutics, Inc.†	4,666	10,498
Chiasma, Inc.†	4,185	18,288
Chimerix, Inc.†	5,527	17,189
Cidara Therapeutics, Inc.†	3,815	13,925
Clovis Oncology, Inc.†	8,258	47,814
Coherus Biosciences, Inc.†	6,613	116,323
Collegium Pharmaceutical, Inc.†	3,921	61,873
Concert Pharmaceuticals, Inc.†	3,267	30,285
Corbus Pharmaceuticals Holdings, Inc.†	7,568	47,451
Corcept Therapeutics, Inc.†	10,965	163,927
Cyclerion Therapeutics, Inc.†	2,530	9,665
Cytokinetics, Inc.†	6,393	138,217
Durect Corp.†	22,590	44,276
Eagle Pharmaceuticals, Inc.†	1,245	57,756
Eloxx Pharmaceuticals, Inc.†	3,044	8,493
Enanta Pharmaceuticals, Inc.†	2,175	99,724
Eton Pharmaceuticals, Inc.†	1,684	11,249
Fortress Biotech, Inc.†	6,632	18,404
Fulcrum Therapeutics, Inc.†	1,429	22,678
Galectin Therapeutics, Inc.†	4,248	11,087
Gritstone Oncology, Inc.†	3,394	10,878
Harpoon Therapeutics,, Inc.†	1,208	13,300
Harrow Health, Inc.†	2,556	14,007
Hookipa Pharma, Inc.†	1,420	13,717
Ideaya Biosciences, Inc.†	1,374	17,326
IMARA, Inc.†	565	11,407
Intellia Therapeutics, Inc.†	5,006	89,157
Intra-Cellular Therapies, Inc.†	6,282	124,541
Ironwood Pharmaceuticals, Inc.†	18,227	167,142
Jounce Therapeutics, Inc.†	1,971	9,027
Kadmon Holdings, Inc.†	18,425	67,435

434

SunAmerica Series Trust SA Small Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical-Drugs (continued)
Kala Pharmaceuticals, Inc.†	4,521	$39,559
KalVista Pharmaceuticals, Inc.†	1,558	15,315
Kura Oncology, Inc.†	6,059	99,610
Lannett Co., Inc.†	3,635	21,628
Madrigal Pharmaceuticals, Inc.†	999	102,507
Mallinckrodt PLC†	9,678	21,582
Marinus Pharmaceuticals, Inc.†	9,678	16,259
MediciNova, Inc.†	4,812	29,931
Minerva Neurosciences, Inc.†	3,720	12,964
Mirum Pharmaceuticals, Inc.†	594	13,116
Morphic Holding, Inc.†	1,564	35,206
MyoKardia, Inc.†	5,677	511,668
Neoleukin Therapeutics, Inc.†	3,392	32,835
Neubase Therapeutics, Inc.†	1,972	14,662
NeuroBo Pharmaceuticals, Inc.†	489	3,134
Ocular Therapeutix, Inc.†	5,856	45,911
Odonate Therapeutics, Inc.†	1,494	54,337
Optinose, Inc.†	3,525	17,960
ORIC Pharmaceuticals, Inc.†	995	19,970
Pacira BioSciences, Inc.†	4,722	248,424
Paratek Pharmaceuticals, Inc.†	4,658	20,355
Passage Bio, Inc.†	1,551	24,258
PhaseBio Pharmaceuticals, Inc.†	1,709	6,836
Prestige Consumer Healthcare, Inc.†	5,748	213,768
Principia Biopharma, Inc.†	3,358	280,729
Progenic Pharmaceuticals, Inc.†(1)	9,786	0
Protagonist Therapeutics, Inc.†	2,579	40,568
Relmada Therapeutics, Inc.†	1,606	58,410
Rhythm Pharmaceuticals, Inc.†	3,840	73,805
Rockwell Medical, Inc.†	7,818	13,447
scPharmaceuticals, Inc.†	614	4,605
Seres Therapeutics, Inc.†	5,019	18,771
SIGA Technologies, Inc.†	6,177	39,656
Spectrum Pharmaceuticals, Inc.†	13,167	39,369
Spero Therapeutics, Inc.†	1,644	19,235
Supernus Pharmaceuticals, Inc.†	5,572	124,061
Syros Pharmaceuticals, Inc.†	4,742	45,002
TG Therapeutics, Inc.†	11,032	216,007
TherapeuticsMD, Inc.†	26,982	49,917
Tricida, Inc.†	3,230	43,217
UroGen Pharma, Ltd.†	2,214	48,907
Vanda Pharmaceuticals, Inc.†	6,138	61,871
Verrica Pharmaceuticals, Inc.†	1,421	9,322
Voyager Therapeutics, Inc.†	2,952	32,679
vTv Therapeutics, Inc., Class A†	1,109	2,606
Xeris Pharmaceuticals, Inc.†	4,264	12,195
Zogenix, Inc.†	6,349	151,043

		5,179,120

Medical-Generic Drugs — 0.3%
Amneal Pharmaceuticals, Inc.†	11,328	49,050
Arvinas, Inc.†	3,340	105,210
Endo International PLC†	25,873	90,038
Momenta Pharmaceuticals, Inc.†	13,466	397,113

		641,411

Medical-HMO — 0.1%
Magellan Health, Inc.†	2,672	198,182
Tivity Health, Inc.†	4,950	64,944
Triple-S Management Corp., Class B†	2,630	51,180

		314,306

Security Description	Shares	Value (Note 2)
Medical-Hospitals — 0.3%
Community Health Systems, Inc.†	9,733	$48,470
Select Medical Holdings Corp.†	12,406	236,210
Surgery Partners, Inc.†	2,573	39,290
Tenet Healthcare Corp.†	11,936	315,588

		639,558

Medical-Nursing Homes — 0.2%
Ensign Group, Inc.	5,842	268,674
National HealthCare Corp.	1,433	85,005

		353,679

Medical-Outpatient/Home Medical — 0.5%
Addus HomeCare Corp.†	1,577	152,038
Joint Corp.†	1,515	21,877
LHC Group, Inc.†	3,468	676,641
Pennant Group, Inc.†	2,962	74,228
Providence Service Corp.†	1,381	111,875

		1,036,659

Medical-Wholesale Drug Distribution — 0.2%
AdaptHealth Corp.†	895	17,435
Covetrus, Inc.†	11,210	248,413
Evofem Biosciences, Inc.†	5,358	16,020
Owens & Minor, Inc.	7,110	114,329

		396,197

Metal Processors & Fabrication — 0.5%
AZZ, Inc.	2,975	93,951
Helios Technologies, Inc.	3,356	126,957
Lawson Products, Inc.†	505	15,089
LB Foster Co., Class A†	1,153	16,211
Mayville Engineering Co., Inc.†	831	6,307
Mueller Industries, Inc.	6,386	178,553
Park-Ohio Holdings Corp.	986	14,218
RBC Bearings, Inc.†	2,815	344,612
Rexnord Corp.	12,165	352,420
Tredegar Corp.	2,987	47,434

		1,195,752

Metal Products-Distribution — 0.1%
Olympic Steel, Inc.	1,043	11,035
Ryerson Holding Corp.†	1,829	10,297
Worthington Industries, Inc.	4,242	158,736

		180,068

Metal Products-Fasteners — 0.0%
Eastern Co.	616	10,047

Metal-Aluminum — 0.3%
Alcoa Corp.†	21,398	278,174
Arconic Corp.†	11,369	185,201
Century Aluminum Co.†	5,769	50,248
Kaiser Aluminum Corp.	1,795	111,200

		624,823

Metal-Iron — 0.1%
Cleveland-Cliffs, Inc.	45,124	233,742

Miscellaneous Manufacturing — 0.3%
Hillenbrand, Inc.	8,464	247,403
John Bean Technologies Corp.	3,577	335,379

		582,782

Motion Pictures & Services — 0.0%
Eros International PLC†	8,342	23,691
IMAX Corp.†	5,652	63,811

		87,502

435

SunAmerica Series Trust SA Small Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
MRI/Medical Diagnostic Imaging — 0.0%
RadNet, Inc.†	4,886	$77,639

Multimedia — 0.0%
E.W. Scripps Co., Class A	6,403	72,866
Entravision Communications Corp., Class A	6,719	8,869

		81,735

Networking Products — 0.3%
A10 Networks, Inc.†	7,047	56,940
Calix, Inc.†	5,548	113,790
Extreme Networks, Inc.†	13,311	60,565
Infinera Corp.†	17,783	140,308
Inseego Corp.†	7,786	104,955
NeoPhotonics Corp.†	5,513	50,223
NETGEAR, Inc.†	3,327	102,305

		629,086

Night Clubs — 0.0%
RCI Hospitality Holdings, Inc.	983	11,875

Non-Ferrous Metals — 0.0%
Energy Fuels, Inc.†	13,322	22,781
Uranium Energy Corp.†	20,751	20,093

		42,874

Non-Hazardous Waste Disposal — 0.3%
Advanced Disposal Services, Inc.†	8,432	254,309
Casella Waste Systems, Inc., Class A†	5,262	291,568
Covanta Holding Corp.	13,543	133,263

		679,140

Office Automation & Equipment — 0.0%
Pitney Bowes, Inc.	19,793	66,109

Office Furnishings-Original — 0.3%
CompX International, Inc.	189	2,614
Herman Miller, Inc.	6,738	157,871
HNI Corp.	4,871	144,669
Interface, Inc.	6,661	53,155
Kimball International, Inc., Class B	4,117	45,040
Knoll, Inc.	5,722	67,004
Steelcase, Inc., Class A	9,855	105,744

		576,097

Office Supplies & Forms — 0.0%
ACCO Brands Corp.	10,551	68,793

Oil & Gas Drilling — 0.1%
Nabors Industries, Ltd.	803	34,055
Patterson-UTI Energy, Inc.	20,921	81,069
ProPetro Holding Corp.†	9,155	49,162
Transocean, Ltd.†	66,797	136,266

		300,552

Oil Companies-Exploration & Production — 0.7%
Antero Resources Corp.†	27,729	82,078
Berry Corp.	7,735	36,393
Bonanza Creek Energy, Inc.†	2,149	39,090
Brigham Minerals, Inc., Class A	3,455	38,281
CNX Resources Corp.†	21,197	204,551
Comstock Resources, Inc.†	2,285	12,248
Contango Oil & Gas Co.†	10,241	18,229
Earthstone Energy, Inc., Class A†	2,658	6,990
Evolution Petroleum Corp.	3,230	8,463

Security Description	Shares	Value (Note 2)
Oil Companies-Exploration & Production (continued)
Falcon Minerals Corp.	4,410	$11,069
Goodrich Petroleum Corp.†	1,054	7,852
Gulfport Energy Corp.†	18,370	18,554
Kosmos Energy, Ltd.	46,049	74,139
Magnolia Oil & Gas Corp., Class A†	14,316	85,610
Matador Resources Co.†	12,604	109,403
Montage Resources Corp., Class A†	2,448	10,502
Ovintiv, Inc.	29,907	289,799
PDC Energy, Inc.†	11,398	162,535
Penn Virginia Corp.†	1,556	15,420
PrimeEnergy Resources Corp.†	59	4,204
Range Resources Corp.	24,461	158,018
SM Energy Co.	12,869	37,963
Southwestern Energy Co.†	62,087	150,871
Talos Energy, Inc.†	1,260	8,581
Tellurian, Inc.†	16,666	14,863
W&T Offshore, Inc.†	10,769	24,338
Whiting Petroleum Corp.†	10,278	8,017

		1,638,061

Oil Field Machinery & Equipment — 0.1%
Dril-Quip, Inc.†	3,991	132,860
Exterran Corp.†	2,977	14,796
Thermon Group Holdings, Inc.†	3,740	50,677
US Silica Holdings, Inc.	8,422	29,730

		228,063

Oil Refining & Marketing — 0.3%
Adams Resources & Energy, Inc.	251	5,314
CVR Energy, Inc.	3,382	64,934
Delek US Holdings, Inc.	7,137	124,755
Murphy USA, Inc.†	3,151	417,224
Par Pacific Holdings, Inc.†	4,571	33,871
PBF Energy, Inc., Class A	11,030	95,740
Trecora Resources†	2,760	15,870

		757,708

Oil-Field Services — 0.4%
Archrock, Inc.	14,822	98,715
ChampionX Corp.†	21,223	201,831
DMC Global, Inc.	1,661	48,800
Frank’s International NV†	17,700	40,356
Helix Energy Solutions Group, Inc.†	16,297	68,284
Liberty Oilfield Services, Inc., Class A	7,192	40,635
Matrix Service Co.†	2,959	25,906
MRC Global, Inc.†	8,975	53,401
National Energy Services Reunited Corp.†	2,360	15,788
Newpark Resources, Inc.†	10,153	19,189
NexTier Oilfield Solutions, Inc.†	18,483	46,577
NOW, Inc.†	12,512	98,595
Oceaneering International, Inc.†	11,338	63,720
Oil States International, Inc.†	6,877	30,809
RPC, Inc.†	6,564	19,495
Select Energy Services, Inc., Class A†	6,731	29,886
Solaris Oilfield Infrastructure, Inc., Class A	3,290	23,885

		925,872

Optical Supplies — 0.1%
STAAR Surgical Co.†	5,153	299,853

Paper & Related Products — 0.2%
Clearwater Paper Corp.†	1,837	67,822
Domtar Corp.	6,277	131,754

436

SunAmerica Series Trust SA Small Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Paper & Related Products (continued)
Neenah, Inc.	1,916	$85,473
P.H. Glatfelter Co.	5,005	79,730
Schweitzer-Mauduit International, Inc.	3,547	115,384
Verso Corp., Class A	4,011	48,974

		529,137

Pastoral & Agricultural — 0.2%
Darling Ingredients, Inc.†	18,379	513,325

Patient Monitoring Equipment — 0.1%
CareDx, Inc.†	4,890	163,082

Pharmacy Services — 0.0%
Option Care Health, Inc.†	3,878	45,683

Physical Therapy/Rehabilitation Centers — 0.1%
U.S. Physical Therapy, Inc.	1,448	120,271

Physicians Practice Management — 0.0%
Apollo Medical Holdings, Inc.†	1,151	19,279

Pipelines — 0.0%
NextDecade Corp.†	2,401	3,722

Pollution Control — 0.0%
CECO Environmental Corp.†	3,538	23,705

Poultry — 0.1%
Sanderson Farms, Inc.	2,302	256,662

Power Converter/Supply Equipment — 0.1%
Powell Industries, Inc.	1,024	27,187
Vicor Corp.†	2,034	165,710

		192,897

Precious Metals — 0.3%
Coeur Mining, Inc.†	27,660	219,344
Hecla Mining Co.	59,615	329,075

		548,419

Printing-Commercial — 0.2%
Cimpress PLC†	2,031	203,100
Deluxe Corp.	4,769	134,629
Ennis, Inc.	2,927	50,637
Quad/Graphics, Inc.	3,796	11,806

		400,172

Private Equity — 0.1%
Kennedy-Wilson Holdings, Inc.	13,966	207,255

Professional Sports — 0.0%
Liberty Media Corp.—Liberty Braves, Series A†	1,144	21,633
Liberty Media Corp.—Liberty Braves, Series C†	4,148	77,360

		98,993

Protection/Safety — 0.1%
Genasys, Inc.†	3,756	15,775
ShotSpotter, Inc.†	919	21,174
Vivint Smart Home, Inc.†	7,969	122,324

		159,273

Publishing-Books — 0.1%
Gannett Co, Inc.	15,019	22,228
Houghton Mifflin Harcourt Co.†	12,056	35,686
Scholastic Corp.	3,318	79,400

		137,314

Security Description	Shares	Value (Note 2)
Publishing-Newspapers — 0.1%
TEGNA, Inc.	25,058	$295,183
Tribune Publishing Co.	1,783	17,385

		312,568

Publishing-Periodicals — 0.0%
Meredith Corp.	4,530	65,051
Value Line, Inc.	117	2,884

		67,935

Quarrying — 0.1%
Compass Minerals International, Inc.	3,902	198,768

Racetracks — 0.5%
Churchill Downs, Inc.	4,342	601,454
Penn National Gaming, Inc.†	15,293	517,668

		1,119,122

Radio — 0.0%
Entercom Communications Corp., Class A	13,396	18,754
iHeartMedia, Inc., Class A† Class A	6,837	57,157
Saga Communications, Inc., Class A	433	10,124

		86,035

Real Estate Investment Trusts — 6.8%
Acadia Realty Trust	9,690	116,668
Agree Realty Corp.	6,080	407,178
Alexander & Baldwin, Inc.	8,234	97,326
Alexander’s, Inc.	245	61,689
Alpine Income Property Trust, Inc.	774	10,867
American Assets Trust, Inc.	5,749	155,223
American Finance Trust, Inc.	12,473	91,115
Anworth Mtg. Asset Corp.	11,197	20,267
Apollo Commercial Real Estate Finance, Inc.	17,656	164,201
Arbor Realty Trust, Inc.	11,779	120,028
Ares Commercial Real Estate Corp.	3,513	32,074
Armada Hoffler Properties, Inc.	6,408	61,773
ARMOUR Residential REIT, Inc.	7,312	68,294
Blackstone Mtg. Trust, Inc., Class A	15,733	378,693
Bluerock Residential Growth REIT, Inc.	2,662	19,273
Broadmark Realty Capital, Inc.	14,697	135,506
BRT Apartments Corp.	1,135	11,713
Capstead Mtg. Corp.	10,889	66,967
CareTrust REIT, Inc.	10,914	196,670
CatchMark Timber Trust, Inc., Class A	5,567	54,334
Chatham Lodging Trust	5,295	27,587
Cherry Hill Mtg. Investment Corp.	1,736	16,023
Chimera Investment Corp.	21,926	197,115
CIM Commercial Trust Corp.	1,266	12,913
City Office REIT, Inc.	5,361	46,373
Clipper Realty, Inc.	1,697	11,336
Colony Capital, Inc.	55,463	106,489
Colony Credit Real Estate, Inc.	9,603	60,499
Columbia Property Trust, Inc.	13,082	156,461
Community Healthcare Trust, Inc.	2,407	110,072
CoreCivic, Inc.	13,663	121,737
CorEnergy Infrastructure Trust, Inc.	1,568	13,736
CorePoint Lodging, Inc.	4,485	25,071
DiamondRock Hospitality Co.	22,816	105,410
Diversified Healthcare Trust	27,092	105,523
Dynex Capital, Inc.	2,528	39,058
Easterly Government Properties, Inc.	8,618	210,710
EastGroup Properties, Inc.	4,415	585,694

437

SunAmerica Series Trust SA Small Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Ellington Residential Mortgage REIT	1,030	$11,381
Essential Properties Realty Trust, Inc.	10,434	167,987
Farmland Partners, Inc.	2,983	20,613
Four Corners Property Trust, Inc.	8,039	202,583
Franklin Street Properties Corp.	11,866	62,296
Front Yard Residential Corp.	5,721	49,601
GEO Group, Inc.	13,457	143,048
Getty Realty Corp.	3,855	114,224
Gladstone Commercial Corp.	3,843	69,943
Gladstone Land Corp.	2,167	34,845
Global Medical REIT, Inc.	4,689	55,752
Global Net Lease, Inc.	10,299	171,478
Granite Point Mtg. Trust, Inc.	6,238	42,356
Great Ajax Corp.	2,363	20,369
Healthcare Realty Trust, Inc.	15,436	452,275
Hersha Hospitality Trust	3,889	18,512
Independence Realty Trust, Inc.	10,826	124,499
Industrial Logistics Properties Trust	7,416	156,552
Innovative Industrial Properties, Inc.	1,907	198,767
Invesco Mtg. Capital, Inc.	20,831	63,951
Investors Real Estate Trust	1,391	100,569
iStar, Inc.	8,479	98,441
Jernigan Capital, Inc.	2,551	35,739
Kite Realty Group Trust	9,487	93,637
KKR Real Estate Finance Trust, Inc.	3,263	54,329
Ladder Capital Corp.	12,075	93,823
Lexington Realty Trust	29,239	339,172
LTC Properties, Inc.	4,442	165,020
Macerich Co.	16,211	123,690
Mack-Cali Realty Corp.	10,390	149,824
MFA Financial, Inc.	51,842	136,344
Monmouth Real Estate Investment Corp.	10,845	156,493
National Health Investors, Inc.	4,915	304,730
National Storage Affiliates Trust	7,076	218,082
New Senior Investment Group, Inc.	9,361	31,827
New York Mtg. Trust, Inc.	43,276	113,383
NexPoint Residential Trust, Inc.	2,497	95,460
Office Properties Income Trust	5,464	137,420
One Liberty Properties, Inc.	1,822	30,919
Orchid Island Capital, Inc.	7,600	39,064
Pebblebrook Hotel Trust	14,869	157,611
PennyMac Mtg. Investment Trust	11,325	213,476
Physicians Realty Trust	23,204	418,600
Piedmont Office Realty Trust, Inc., Class A	14,417	233,700
Plymouth Industrial REIT, Inc.	1,682	22,320
PotlatchDeltic Corp.	7,486	320,476
Preferred Apartment Communities, Inc., Class A	5,434	39,288
PS Business Parks, Inc.	2,296	316,733
QTS Realty Trust, Inc., Class A	6,863	493,793
Ready Capital Corp.	4,178	33,508
Redwood Trust, Inc.	13,130	93,617
Retail Opportunity Investments Corp.	13,040	141,745
Retail Properties of America, Inc., Class A	24,500	155,820
Retail Value, Inc.	1,874	23,725
RLJ Lodging Trust	18,752	150,204
RPT Realty	9,217	57,330
Ryman Hospitality Properties, Inc.	5,764	184,563
Sabra Health Care REIT, Inc.	23,468	345,918

Security Description	Shares	Value (Note 2)
Real Estate Investment Trusts (continued)
Saul Centers, Inc.	1,363	$41,858
Seritage Growth Properties, Class A†	3,889	36,207
Service Properties Trust	18,731	125,498
SITE Centers Corp.	17,495	128,238
STAG Industrial, Inc.	17,123	558,210
Summit Hotel Properties, Inc.	11,811	61,181
Sunstone Hotel Investors, Inc.	24,557	183,686
Tanger Factory Outlet Centers, Inc.	10,345	66,518
Terreno Realty Corp.	7,618	462,870
TPG RE Finance Trust, Inc.	6,854	59,493
Two Harbors Investment Corp.	31,290	169,905
UMH Properties, Inc.	4,187	51,500
Uniti Group, Inc.	22,077	218,562
Universal Health Realty Income Trust	1,466	102,004
Urban Edge Properties	13,258	138,944
Urstadt Biddle Properties, Inc., Class A	3,397	33,325
Washington Real Estate Investment Trust	9,425	210,743
Western Asset Mtg. Capital Corp.	5,973	12,603
Whitestone REIT	4,551	30,037
Xenia Hotels & Resorts, Inc.	12,943	103,026

		15,117,499

Real Estate Management/Services — 0.5%
Cushman & Wakefield PLC†	12,625	135,088
eXp World Holdings, Inc.†	2,725	54,146
Marcus & Millichap, Inc.†	2,660	72,458
Maui Land & Pineapple Co., Inc.†	770	8,016
Newmark Group, Inc., Class A	16,316	66,406
RE/MAX Holdings, Inc., Class A	2,034	65,841
Realogy Holdings Corp.	13,096	118,650
Redfin Corp.†	10,961	455,758
RMR Group, Inc., Class A	1,737	49,956
Safehold, Inc.	1,975	99,599

		1,125,918

Real Estate Operations & Development — 0.1%
American Realty Investors, Inc.†	125	1,155
CTO Realty Growth, Inc.	533	21,128
FRP Holdings, Inc.†	768	30,044
Griffin Industrial Realty, Inc.	296	14,563
Legacy Housing Corp.†	947	13,012
McGrath RentCorp	2,756	159,903
Stratus Properties, Inc.†	672	12,835
Transcontinental Realty Investors, Inc.†	155	3,643

		256,283

Recreational Centers — 0.0%
OneSpaWorld Holdings, Ltd.	5,161	28,695

Recreational Vehicles — 0.2%
Camping World Holdings, Inc., Class A	3,748	137,251
Malibu Boats, Inc., Class A†	2,346	137,898
Marine Products Corp.	819	10,508
MasterCraft Boat Holdings, Inc.†	2,117	43,822
OneWater Marine, Inc., Class A†	532	13,300

		342,779

Recycling — 0.1%
Harsco Corp.†	8,932	142,555

Rental Auto/Equipment — 0.4%
Aaron’s, Inc.	7,702	401,890
Alta Equipment Group, Inc.†	1,945	14,782

438

SunAmerica Series Trust SA Small Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Rental Auto/Equipment (continued)
Avis Budget Group, Inc.†	6,014	$155,763
CAI International, Inc.†	1,875	32,269
Herc Holdings, Inc.†	2,779	93,208
Hertz Global Holdings, Inc.†	9,956	14,436
Nesco Holdings, Inc.†	1,514	5,087
Rent-A-Center, Inc.	5,537	160,130
Textainer Group Holdings, Ltd.†	6,074	51,264

		928,829

Resorts/Theme Parks — 0.2%
Marriott Vacations Worldwide Corp.	4,626	391,637
SeaWorld Entertainment, Inc.†	5,805	83,999

		475,636

Retail-Apparel/Shoe — 0.4%
Abercrombie & Fitch Co., Class A	7,030	67,699
American Eagle Outfitters, Inc.	17,228	172,280
Boot Barn Holdings, Inc.†	3,261	63,133
Buckle, Inc.	3,310	53,059
Caleres, Inc.	4,383	27,657
Cato Corp., Class A	2,389	17,177
Chico’s FAS, Inc.	13,576	17,241
Children’s Place, Inc.	1,615	39,422
Designer Brands, Inc., Class A	7,042	41,618
Duluth Holdings, Inc., Class B†	1,264	9,341
Express, Inc.†	7,263	7,336
Genesco, Inc.†	1,619	25,175
Guess?, Inc.	4,990	51,597
Shoe Carnival, Inc.	1,062	26,072
Tilly’s, Inc., Class A	2,534	15,229
Urban Outfitters, Inc.†	7,881	130,352
Vera Bradley, Inc.†	2,342	10,270
Winmark Corp.	336	53,417

		828,075

Retail-Appliances — 0.0%
Conn’s, Inc.†	1,994	19,860

Retail-Arts & Crafts — 0.0%
Michaels Cos., Inc.†	8,510	61,102

Retail-Automobile — 0.6%
America’s Car-Mart, Inc.†	699	66,517
Asbury Automotive Group, Inc.†	2,201	220,430
Group 1 Automotive, Inc.	1,989	167,116
Lithia Motors, Inc., Class A	2,520	577,458
Rush Enterprises, Inc., Class A	3,066	145,880
Rush Enterprises, Inc., Class B	506	20,139
Sonic Automotive, Inc., Class A	2,726	103,915

		1,301,455

Retail-Bedding — 0.1%
Bed Bath & Beyond, Inc.	14,488	156,760

Retail-Building Products — 0.3%
Aspen Aerogels, Inc.†	2,335	14,827
At Home Group, Inc.†	5,486	68,136
Beacon Roofing Supply, Inc.†	6,238	194,376
BMC Stock Holdings, Inc.†	7,681	196,634
Foundation Building Materials, Inc.†	2,329	31,977
GMS, Inc.†	4,757	111,457

		617,407

Retail-Computer Equipment — 0.0%
PC Connection, Inc.	1,260	55,062

Security Description	Shares	Value (Note 2)
Retail-Discount — 0.4%
Big Lots, Inc.	4,484	$176,401
BJ’s Wholesale Club Holdings, Inc.†	15,643	626,502
Citi Trends, Inc.	1,246	21,456

		824,359

Retail-Drug Store — 0.1%
OptimizeRx Corp.†	1,645	23,277
Rite Aid Corp.†	6,254	94,810

		118,087

Retail-Floor Coverings — 0.0%
Lumber Liquidators Holdings, Inc.†	3,262	72,808

Retail-Gardening Products — 0.0%
GrowGeneration Corp.†	3,278	27,666

Retail-Hair Salons — 0.0%
Regis Corp.†	2,689	20,652

Retail-Home Furnishings — 0.3%
Haverty Furniture Cos., Inc.	1,924	27,359
La-Z-Boy, Inc.	5,090	144,862
Lovesac Co.†	1,017	32,320
RH†	1,910	548,991

		753,532

Retail-Jewelry — 0.0%
Envela Corp.†	882	3,731
Movado Group, Inc.	1,795	17,304
Signet Jewelers, Ltd.	5,959	63,999

		85,034

Retail-Leisure Products — 0.0%
MarineMax, Inc.†	2,356	65,355

Retail-Misc./Diversified — 0.2%
Container Store Group, Inc.†	1,817	6,269
Gaia, Inc.†	1,341	12,310
GameStop Corp., Class A†	6,533	26,197
Hudson, Ltd., Class A†	4,526	19,824
PriceSmart, Inc.	2,598	169,831
Sally Beauty Holdings, Inc.†	12,886	149,607

		384,038

Retail-Office Supplies — 0.1%
ODP Corp.	5,966	131,670

Retail-Pawn Shops — 0.1%
FirstCash, Inc.	4,647	267,853

Retail-Pet Food & Supplies — 0.3%
Freshpet, Inc.†	4,424	424,925
PetIQ, Inc.†	2,350	85,751
PetMed Express, Inc.	2,233	69,670

		580,346

Retail-Petroleum Products — 0.1%
World Fuel Services Corp.	7,138	167,957

Retail-Regional Department Stores — 0.1%
Dillard’s, Inc., Class A	862	20,300
Macy’s, Inc.	35,673	216,179

		236,479

Retail-Restaurants — 1.5%
Biglari Holdings, Inc., Class A†	8	2,530
Biglari Holdings, Inc., Class B†	105	6,818
BJ’s Restaurants, Inc.	2,122	42,567

439

SunAmerica Series Trust SA Small Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Retail-Restaurants (continued)
Bloomin’ Brands, Inc.	10,000	$115,200
Brinker International, Inc.	5,002	134,504
Cannae Holdings, Inc.†	9,674	364,516
Carrols Restaurant Group, Inc.†	4,033	24,763
Cheesecake Factory, Inc.	4,842	116,208
Chuy’s Holdings, Inc.†	1,893	30,118
Cracker Barrel Old Country Store, Inc.	2,737	302,356
Dave & Buster’s Entertainment, Inc.	5,306	65,476
Del Taco Restaurants, Inc.†	3,406	26,056
Denny’s Corp.†	6,199	55,078
Dine Brands Global, Inc.	1,778	80,774
El Pollo Loco Holdings, Inc.†	2,047	40,449
Fiesta Restaurant Group, Inc.†	2,056	13,323
Jack in the Box, Inc.	2,588	212,501
Kura Sushi USA, Inc., Class A†	385	4,000
Noodles & Co.†	3,569	24,804
Papa John’s International, Inc.	3,698	350,090
Red Robin Gourmet Burgers, Inc.†	1,465	12,804
Ruth’s Hospitality Group, Inc.	3,030	20,286
Shake Shack, Inc., Class A†	4,008	194,588
Texas Roadhouse, Inc.	7,504	421,650
Waitr Holdings, Inc.†	8,676	46,330
Wingstop, Inc.	3,385	528,906

		3,236,695

Retail-Sporting Goods — 0.1%
Hibbett Sports, Inc.†	1,884	43,690
Sportsman’s Warehouse Holdings, Inc.†	4,886	78,616
Zumiez, Inc.†	2,390	55,209

		177,515

Retail-Vision Service Center — 0.1%
National Vision Holdings, Inc.†	9,190	293,988

Retirement/Aged Care — 0.0%
Brookdale Senior Living, Inc.†	20,977	58,106
Five Star Senior Living, Inc.†	2,157	9,793

		67,899

Rubber-Tires — 0.2%
Cooper Tire & Rubber Co.	5,758	178,844
Goodyear Tire & Rubber Co.	26,409	237,945

		416,789

Rubber/Plastic Products — 0.3%
Myers Industries, Inc.	4,094	61,656
Proto Labs, Inc.†	3,054	366,846
Raven Industries, Inc.	4,072	87,996
Trinseo SA	4,371	94,851

		611,349

Satellite Telecom — 0.2%
Gogo, Inc.†	6,553	19,069
Iridium Communications, Inc.†	13,434	367,957
KVH Industries, Inc.†	1,854	15,055
Loral Space & Communications, Inc.	1,467	26,655

		428,736

Savings & Loans/Thrifts — 0.9%
Axos Financial, Inc.†	6,603	147,973
Banc of California, Inc.	5,100	54,672
BankFinancial Corp.	1,531	11,161
Berkshire Hills Bancorp, Inc.	5,107	50,866

Security Description	Shares	Value (Note 2)
Savings & Loans/Thrifts (continued)
Brookline Bancorp, Inc.	8,857	$84,983
Capitol Federal Financial, Inc.	15,156	146,255
Community Bankers Trust Corp.	2,487	12,833
Dime Community Bancshares, Inc.	3,274	38,453
Eagle Bancorp Montana, Inc.	719	11,109
ESSA Bancorp, Inc.	1,071	13,495
First Capital, Inc.	372	19,906
First Savings Financial Group, Inc.	213	9,053
Flushing Financial Corp.	3,080	34,126
FS Bancorp, Inc.	437	16,606
Greene County Bancorp, Inc.	348	7,492
Hingham Institution for Savings	161	28,336
Home Bancorp, Inc.	884	20,668
HomeTrust Bancshares, Inc.	1,786	25,754
Investors Bancorp, Inc.	26,348	213,946
Meridian Bancorp, Inc.	5,344	60,948
Northfield Bancorp, Inc.	5,055	48,579
Northwest Bancshares, Inc.	13,390	131,891
OceanFirst Financial Corp.	6,640	101,725
Oconee Federal Financial Corp.	119	3,024
Pacific Premier Bancorp, Inc.	9,630	202,326
Provident Financial Holdings, Inc.	684	8,345
Provident Financial Services, Inc.	6,950	94,868
Prudential Bancorp, Inc.	981	10,987
Riverview Bancorp, Inc.	2,468	12,044
Southern Missouri Bancorp, Inc.	878	19,149
Territorial Bancorp, Inc.	896	19,685
Timberland Bancorp, Inc.	850	14,161
Washington Federal, Inc.	8,624	201,284
Waterstone Financial, Inc.	2,594	39,636
WSFS Financial Corp.	5,734	163,591

		2,079,930

Schools — 0.5%
Adtalem Global Education, Inc.†	5,945	204,151
American Public Education, Inc.†	1,648	47,973
Aspen Group, Inc.†	2,119	18,647
K12, Inc.†	4,560	208,803
Laureate Education, Inc., Class A†	12,285	155,774
Perdoceo Education Corp.†	7,907	113,861
Strategic Education, Inc.	2,509	316,661
Universal Technical Institute, Inc.†	3,296	24,489

		1,090,359

Security Services — 0.1%
Brink’s Co.	5,741	254,613

Semiconductor Components-Integrated Circuits — 0.3%
MaxLinear, Inc.†	7,639	193,649
Power Integrations, Inc.	3,367	410,875

		604,524

Semiconductor Equipment — 0.8%
Axcelis Technologies, Inc.†	3,734	109,854
Brooks Automation, Inc.	8,297	451,772
Cabot Microelectronics Corp.	3,316	499,787
Cohu, Inc.	4,696	88,426
FormFactor, Inc.†	8,717	251,398
Onto Innovation, Inc.†	5,419	204,947
Ultra Clean Holdings, Inc.†	4,525	136,157
Veeco Instruments, Inc.†	5,557	75,131

		1,817,472

440

SunAmerica Series Trust SA Small Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Silver Mining — 0.0%
Pan American Silver Corp. CVR†	29,003	$24,218

Software Tools — 0.1%
Digital Turbine, Inc.†	9,408	130,583

Steel Pipe & Tube — 0.2%
Advanced Drainage Systems, Inc.	5,648	276,752
Northwest Pipe Co.†	1,099	27,310
Omega Flex, Inc.	332	40,421
TimkenSteel Corp.†	5,136	18,849

		363,332

Steel-Producers — 0.3%
Carpenter Technology Corp.	5,424	121,281
Commercial Metals Co.	13,586	280,959
Schnitzer Steel Industries, Inc., Class A	2,948	54,243
United States Steel Corp.	25,031	166,706

		623,189

Steel-Specialty — 0.1%
Allegheny Technologies, Inc.†	14,495	125,962

Superconductor Product & Systems — 0.0%
American Superconductor Corp.†	2,513	23,371

SupraNational Banks — 0.0%
Banco Latinoamericano de Comercio Exterior SA, Class E	3,536	41,265

Telecom Equipment-Fiber Optics — 0.0%
Clearfield, Inc.†	1,276	23,784
Luna Innovations, Inc.†	3,307	18,751

		42,535

Telecom Services — 0.3%
ATN International, Inc.	1,278	73,651
Consolidated Communications Holdings, Inc.†	8,310	60,663
GTT Communications, Inc.†	3,639	22,926
HC2 Holdings, Inc.†	5,001	13,553
Ooma, Inc.†	2,371	35,897
ORBCOMM, Inc.†	8,455	35,596
Spok Holdings, Inc.	2,021	20,250
Vonage Holdings Corp.†	26,456	316,149

		578,685

Telecommunication Equipment — 0.4%
Acacia Communications, Inc.†	4,440	301,831
ADTRAN, Inc.	5,463	67,850
DASAN Zhone Solutions, Inc.†	1,374	13,891
Harmonic, Inc.†	10,841	60,493
PC-Tel, Inc.	2,012	13,179
Plantronics, Inc.	3,829	76,542
Preformed Line Products Co.	348	17,143
Viavi Solutions, Inc.†	26,104	361,018

		911,947

Telephone-Integrated — 0.2%
Alaska Communications Systems Group, Inc.	5,926	13,511
Cincinnati Bell, Inc.†	5,726	85,947
IDT Corp., Class B†	1,734	11,288
Shenandoah Telecommunications Co.	5,505	276,737

		387,483

Security Description	Shares	Value (Note 2)
Television — 0.2%
AMC Networks, Inc., Class A†	4,425	$102,217
Central European Media Enterprises, Ltd., Class A†	10,174	40,493
Gray Television, Inc.†	10,204	146,325
Sinclair Broadcast Group, Inc., Class A	5,936	122,282

		411,317

Textile-Apparel — 0.0%
Unifi, Inc.†	1,568	18,753

Theaters — 0.1%
AMC Entertainment Holdings, Inc., Class A	5,942	24,006
Cinemark Holdings, Inc.	12,211	144,456

		168,462

Therapeutics — 0.3%
Akebia Therapeutics, Inc.†	14,868	166,076
Anika Therapeutics, Inc.†	1,595	58,058
Axsome Therapeutics, Inc.†	3,165	225,759
CorMedix, Inc.†	2,948	13,119
Fennec Pharmaceuticals, Inc.†	2,467	20,834
Flexion Therapeutics, Inc.†	3,911	53,072
G1 Therapeutics, Inc.†	3,896	57,154
La Jolla Pharmaceutical Co.†	2,059	8,195
MannKind Corp.†	24,311	37,925
Recro Pharma, Inc.†	2,213	9,051

		649,243

Tobacco — 0.1%
Greenlane Holdings, Inc., Class A†	1,174	4,532
Turning Point Brands, Inc.	982	32,288
Universal Corp.	2,775	116,994
Vector Group, Ltd.	15,411	135,925

		289,739

Toys — 0.0%
Funko, Inc., Class A†	2,745	15,207

Traffic Management Sys — 0.0%
Arlo Technologies, Inc.†	8,855	37,368

Transactional Software — 0.0%
Synchronoss Technologies, Inc.†	4,561	15,051

Transport-Air Freight — 0.1%
Air Transport Services Group, Inc.†	6,716	163,669
Atlas Air Worldwide Holdings, Inc.†	2,940	153,115

		316,784

Transport-Equipment & Leasing — 0.2%
GATX Corp.	3,978	242,618
General Finance Corp.†	1,198	7,044
Greenbrier Cos., Inc.	3,682	94,738
Willis Lease Finance Corp.†	335	6,533

		350,933

Transport-Marine — 0.4%
Ardmore Shipping Corp.	3,831	15,745
Costamare, Inc.	5,669	25,794
DHT Holdings, Inc.	12,734	72,329
Diamond S Shipping, Inc.†	3,125	27,438
Dorian LPG, Ltd.†	3,952	33,750
Eagle Bulk Shipping, Inc.†	5,049	12,269
Frontline, Ltd.	13,474	107,792
Genco Shipping & Trading, Ltd.	1,954	13,268

441

SunAmerica Series Trust SA Small Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Transport-Marine (continued)
Golar LNG, Ltd.†	10,398	$77,985
International Seaways, Inc.	2,827	48,822
Nordic American Tankers, Ltd.	16,473	74,952
Overseas Shipholding Group, Inc., Class A†	7,540	17,417
Pangaea Logistics Solutions, Ltd.	1,208	2,464
Safe Bulkers, Inc.†	5,927	7,883
Scorpio Bulkers, Inc.	618	9,060
Scorpio Tankers, Inc.	5,845	77,271
SEACOR Holdings, Inc.†	2,192	63,743
SFL Corp., Ltd.	10,654	88,535
Tidewater, Inc.†	4,616	28,712

		805,229

Transport-Services — 0.4%
Bristow Group, Inc.†	754	12,072
CryoPort, Inc.†	3,831	126,959
Daseke, Inc.†	5,203	21,697
Echo Global Logistics, Inc.†	2,992	74,994
Forward Air Corp.	3,177	165,172
Hub Group, Inc., Class A†	3,741	197,899
Matson, Inc.	4,887	177,985
Radiant Logistics, Inc.†	4,468	18,989
Universal Logistics Holdings, Inc.	877	16,110

		811,877

Transport-Truck — 0.5%
ArcBest Corp.	2,878	87,462
Covenant Transportation Group, Inc., Class A†	1,455	24,517
Heartland Express, Inc.	5,186	105,198
Marten Transport, Ltd.	4,507	119,976
P.A.M. Transportation Services, Inc.†	206	5,780
Saia, Inc.†	3,002	358,589
US Xpress Enterprises, Inc., Class A†	2,530	23,175
Werner Enterprises, Inc.	6,961	306,180

		1,030,877

Travel Services — 0.0%
Liberty TripAdvisor Holdings, Inc., Class A†	8,303	20,591

Venture Capital — 0.0%
Safeguard Scientifics, Inc.	2,233	12,706

Veterinary Diagnostics — 0.2%
Heska Corp.†	795	76,495
Neogen Corp.†	6,026	462,616

		539,111

Vitamins & Nutrition Products — 0.1%
Calyxt, Inc.†	1,181	5,208
LifeVantage Corp.†	1,565	20,094
Nature’s Sunshine Products, Inc.†	1,013	9,634
USANA Health Sciences, Inc.†	1,321	107,239

		142,175

Water — 0.5%
American States Water Co.	4,213	323,895
Arch Resources, Inc., Class A	1,725	53,509
Artesian Resources Corp., Class A	919	32,239
California Water Service Group	5,567	260,925
Consolidated Water Co., Ltd.	1,655	20,307
Global Water Resources, Inc.	1,461	15,180

Security Description	Shares/ Principal Amount	Value (Note 2)
Water (continued)
Middlesex Water Co.	1,948	$124,789
PICO Holdings, Inc.†	1,965	15,956
SJW Group	3,014	188,254
York Water Co.	1,483	68,678

		1,103,732

Water Treatment Systems — 0.1%
Energy Recovery, Inc.†	4,329	32,857
Evoqua Water Technologies Corp.†	9,793	188,319
Pure Cycle Corp.†	2,218	20,029

		241,205

Web Hosting/Design — 0.3%
Endurance International Group Holdings, Inc.†	7,553	42,826
NIC, Inc.	7,516	164,751
Q2 Holdings, Inc.†	5,666	532,887

		740,464

Web Portals/ISP — 0.0%
Meet Group, Inc.†	7,856	48,943

Wire & Cable Products — 0.1%
Belden, Inc.	5,042	159,327
Encore Wire Corp.	2,328	116,843
Insteel Industries, Inc.	2,119	39,498

		315,668

Wireless Equipment — 0.2%
Anterix, Inc.†	1,522	66,329
CalAmp Corp.†	3,828	30,165
Casa Systems, Inc.†	3,621	20,314
InterDigital, Inc.	3,517	211,090
Maxar Technologies, Inc.	6,898	122,715
Powerfleet, Inc.†	3,124	13,995
Resonant, Inc.†	5,659	15,619
Ribbon Communications, Inc.†	7,785	34,254

		514,481

X-Ray Equipment — 0.1%
Varex Imaging Corp.†	4,292	67,299
ViewRay, Inc.†	12,730	35,262

		102,561

Total Common Stocks (cost $220,226,900)		207,137,097

EXCHANGE-TRADED FUNDS — 0.2%
iShares Russell 2000 ETF (cost $458,302)	3,300	486,288

Total Long-Term Investment Securities (cost $220,685,202)		207,623,385

SHORT-TERM INVESTMENT SECURITIES — 0.6%
U.S. Government Treasuries — 0.6%
United States Treasury Bills
0.11% due 12/31/2020(2)	$100,000	99,954
0.12% due 10/08/2020(2)	800,000	799,853
0.15% due 06/17/2021(2)	350,000	349,641
0.21% due 09/10/2020(2)	150,000	149,985

Total Short-Term Investment Securities (cost $1,399,261)		1,399,433

442

SunAmerica Series Trust SA Small Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
REPURCHASE AGREEMENTS — 6.2%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00%, dated 07/31/2020, to be repurchased 08/03/2020 in the amount $13,687,000 and collateralized by $13,141,500 of United States Treasury Notes, bearing interest at 1.75% due 07/31/2024 and having an approximate value of $13,960,794 (cost $ 13,687,000)	$13,687,000	$13,687,000

TOTAL INVESTMENTS (cost $235,771,463)(3)	100.2%	222,709,818
Liabilities in excess of other assets	(0.2)	(480,517)

NET ASSETS	100.0%	$222,229,301

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2020, the aggregate value of these securities was $222,810 representing 0.1% of net assets.
(1)	Securities classified as Level 3 (see Note 2).
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	See Note 3 for cost of investments on a tax basis.

CVR — Contingent Value Rights

ETF — Exchange-Traded Fund

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)

196	Long	E-Mini Russell 2000 Index	September 2020	$14,052,056	$14,482,440	$430,384

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Finance-Commercial . . .	$303,315	$—	$1,215	$304,530
Medical-Biomedical/Gene	17,229,360	—	6,803	17,236,163
Other Industries . . . . . . .	189,596,404	—	—	189,596,404
Exchange-Traded Funds . .	486,288	—	—	486,288
Short-Term Securities . . . .	—	1,399,433	—	1,399,433
Repurchase Agreements . .	—	13,687,000	—	13,687,000

Total Investments at Value	$207,615,367	$15,086,433	$8,018	$222,709,818

Other Financial Instruments:+
Futures Contracts	$430,384	$—	$—	$430,384

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no material Level 3 transfers during the reporting period.

See Notes to Financial Statements

443

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio

PORTFOLIO PROFILE — July 31, 2020 — (unaudited)

Industry Allocation*

United States Treasury Notes	5.7%
Applications Software	4.4
Medical-Drugs	4.0
E-Commerce/Products	3.5
Diversified Banking Institutions	3.2
United States Treasury Bonds	2.8
Computers	2.5
Real Estate Investment Trusts	2.5
Electronic Components-Semiconductors	2.3
Registered Investment Companies	2.3
Diagnostic Equipment	2.2
Web Portals/ISP	2.1
Electric-Integrated	2.1
Internet Content-Entertainment	2.0
Finance-Credit Card	1.9
Commercial Services-Finance	1.6
Banks-Commercial	1.6
Semiconductor Components-Integrated Circuits	1.5
Medical-HMO	1.4
Insurance-Multi-line	1.4
Medical Products	1.2
Semiconductor Equipment	1.1
Diversified Manufacturing Operations	1.1
Medical-Biomedical/Gene	1.0
Data Processing/Management	1.0
Electronic Measurement Instruments	1.0
Insurance-Life/Health	1.0
Industrial Gases	1.0
Insurance Brokers	1.0
Diversified Financial Services	0.9
Telephone-Integrated	0.9
Medical Instruments	0.9
Retail-Restaurants	0.9
Retail-Apparel/Shoe	0.9
Cosmetics & Toiletries	0.8
Auto-Cars/Light Trucks	0.8
Food-Misc./Diversified	0.8
Enterprise Software/Service	0.8
Pipelines	0.8
Transport-Rail	0.8
Oil Companies-Integrated	0.7
Retail-Discount	0.7
Banks-Super Regional	0.7
Municipal Bonds & Notes	0.7
Cable/Satellite TV	0.7
Beverages-Non-alcoholic	0.7
Electric-Distribution	0.7
Insurance-Property/Casualty	0.6
Drug Delivery Systems	0.6
Chemicals-Diversified	0.6
Computer Services	0.6
Pharmacy Services	0.6
Internet Content-Information/News	0.6
Instruments-Controls	0.6
Oil Companies-Exploration & Production	0.6
Gas-Distribution	0.6
Tobacco	0.6
Retail-Building Products	0.5
Hotels/Motels	0.5
Computer Software	0.5
Auto/Truck Parts & Equipment-Original	0.5

Commercial Services	0.4%
Containers-Paper/Plastic	0.4
E-Commerce/Services	0.4
Transport-Services	0.4
Finance-Other Services	0.4
Multimedia	0.4
Medical-Hospitals	0.4
Networking Products	0.4
Aerospace/Defense	0.4
Auto-Heavy Duty Trucks	0.4
Cellular Telecom	0.3
Food-Confectionery	0.3
Insurance-Reinsurance	0.3
Industrial Automated/Robotic	0.3
Paper & Related Products	0.3
Internet Brokers	0.3
Coatings/Paint	0.3
Electronic Components-Misc.	0.3
Chemicals-Specialty	0.2
Computer Aided Design	0.2
Rental Auto/Equipment	0.2
Non-Hazardous Waste Disposal	0.2
Machinery-Farming	0.2
Electronic Connectors	0.2
Retail-Auto Parts	0.2
Electric-Generation	0.2
Aerospace/Defense-Equipment	0.2
Finance-Investment Banker/Broker	0.2
Beverages-Wine/Spirits	0.2
Containers-Metal/Glass	0.2
Machinery-Electrical	0.2
Food-Meat Products	0.2
Audio/Video Products	0.2
Web Hosting/Design	0.2
Building-Residential/Commercial	0.2
Entertainment Software	0.2
Athletic Footwear	0.2
Transport-Truck	0.2
Airlines	0.2
Diversified Minerals	0.2
Schools	0.2
Non-Ferrous Metals	0.2
Brewery	0.2
Machinery-General Industrial	0.1
Import/Export	0.1
Apparel Manufacturers	0.1
Distribution/Wholesale	0.1
Oil-Field Services	0.1
Dialysis Centers	0.1
Wireless Equipment	0.1
Advertising Services	0.1
Finance-Leasing Companies	0.1
Tools-Hand Held	0.1
Consumer Products-Misc.	0.1
Human Resources	0.1
Private Equity	0.1
Office Supplies & Forms	0.1
Veterinary Diagnostics	0.1
Oil Refining & Marketing	0.1
Water	0.1
Machinery-Material Handling	0.1

444

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio

PORTFOLIO PROFILE — July 31, 2020 — (unaudited) — (continued)

Industry Allocation* (continued)

Real Estate Operations & Development	0.1%
Food-Retail	0.1
Medical Labs & Testing Services	0.1
Consulting Services	0.1
Metal-Copper	0.1
Internet Security	0.1
E-Marketing/Info	0.1
Electric Products-Misc.	0.1
Engineering/R&D Services	0.1
Transport-Equipment & Leasing	0.1
Metal-Diversified	0.1
Wire & Cable Products	0.1
Advertising Agencies	0.1
Medical-Generic Drugs	0.1
Food-Flour & Grain	0.1
Machinery-Pumps	0.1
Optical Supplies	0.1
Food-Catering	0.1
Retail-Major Department Stores	0.1
Building Products-Air & Heating	0.1
Miscellaneous Manufacturing	0.1
Internet Application Software	0.1
Government National Mtg. Assoc.	0.1
Savings & Loans/Thrifts	0.1
Medical-Outpatient/Home Medical	0.1
Casino Hotels	0.1
Retail-Gardening Products	0.1
Machinery-Construction & Mining	0.1
Regional Authority	0.1
Retail-Drug Store	0.1
Diversified Operations	0.1
Investment Companies	0.1
Insurance-Mutual	0.1
Broadcast Services/Program	0.1
Therapeutics	0.1
Finance-Auto Loans	0.1
Communications Software	0.1
Investment Management/Advisor Services	0.1
Retail-Automobile	0.1
Building Products-Doors & Windows	0.1

99.8%

*	Calculated as a percentage of net assets

445

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 79.9%
Advertising Agencies — 0.1%
WPP PLC	28,037	$209,697

Advertising Services — 0.1%
Stroeer SE & Co. KGaA†	2,557	174,879
Trade Desk, Inc., Class A†	250	112,830

		287,709

Aerospace/Defense — 0.3%
Boeing Co.	1,740	274,920
Northrop Grumman Corp.	1,387	450,789
Raytheon Technologies Corp.	249	14,113
Spirit AeroSystems Holdings, Inc., Class A	1,275	24,952
Teledyne Technologies, Inc.†	321	98,451

		863,225

Aerospace/Defense-Equipment — 0.2%
HEICO Corp.	80	7,689
HEICO Corp., Class A	473	36,208
L3Harris Technologies, Inc.	712	119,851
Meggitt PLC	57,091	202,474
Safran SA†	2,378	252,732

		618,954

Agricultural Chemicals — 0.0%
CF Industries Holdings, Inc.	1,060	33,210

Agricultural Operations — 0.0%
Bunge, Ltd.	1,080	46,915
Cadiz, Inc.†	4,070	43,224

		90,139

Airlines — 0.1%
Alaska Air Group, Inc.	2,380	81,967
Hawaiian Holdings, Inc.	3,140	37,335
United Airlines Holdings, Inc.†	1,374	43,116

		162,418

Apparel Manufacturers — 0.1%
Burberry Group PLC	734	12,097
Kering SA	452	256,609
Oxford Industries, Inc.	380	16,317
Samsonite International SA†*	75,600	70,887
Tapestry, Inc.	1,559	20,829
VF Corp.	945	57,040

		433,779

Appliances — 0.0%
iRobot Corp.†	697	50,665

Applications Software — 4.4%
Appfolio, Inc., Class A†	400	55,688
CDK Global, Inc.	1,580	71,827
Cerence, Inc.†	1,093	43,348
Five9, Inc.†	700	84,574
Intuit, Inc.	3,232	990,188
Microsoft Corp.	46,566	9,546,496
Nuance Communications, Inc.†	3,450	94,357
salesforce.com, Inc.†	7,807	1,521,194
ServiceNow, Inc.†	2,504	1,099,757
Smartsheet, Inc., Class A†	900	42,966

		13,550,395

Athletic Equipment — 0.0%
Peloton Interactive, Inc., Class A†	592	40,386

Security Description	Shares	Value (Note 2)
Athletic Footwear — 0.2%
NIKE, Inc., Class B	4,828	$471,261

Audio/Video Products — 0.2%
Panasonic Corp.	25,500	219,032
Sony Corp.	3,800	294,673

		513,705

Auto-Cars/Light Trucks — 0.6%
Ferrari NV	588	106,840
Honda Motor Co., Ltd.	5,000	121,479
Suzuki Motor Corp.	6,100	202,573
Tesla, Inc.†	652	932,855
Toyota Motor Corp.	9,300	554,024

		1,917,771

Auto-Heavy Duty Trucks — 0.3%
Cummins, Inc.	1,923	371,639
PACCAR, Inc.	4,559	387,880

		759,519

Auto/Truck Parts & Equipment-Original — 0.5%
Aptiv PLC	1,040	80,860
Autoliv, Inc.	632	41,099
Autoliv, Inc. SDR	2,854	186,804
Denso Corp.	4,100	151,303
Dorman Products, Inc.†	685	55,999
Lear Corp.	506	55,852
Magna International, Inc.	12,421	573,477
Stanley Electric Co., Ltd.	7,900	188,513
Tenneco, Inc., Class A†	1,700	12,597
Veoneer, Inc.†	3,012	30,271

		1,376,775

Auto/Truck Parts & Equipment-Replacement — 0.0%
Standard Motor Products, Inc.	940	42,751

Banks-Commercial — 1.3%
Australia & New Zealand Banking Group, Ltd.	15,984	204,896
BankUnited, Inc.	2,262	45,557
Commerce Bancshares, Inc.	1,129	64,647
Cullen/Frost Bankers, Inc.	800	57,648
DBS Group Holdings, Ltd.	10,500	149,757
DNB ASA†	32,224	495,351
East West Bancorp, Inc.	1,891	65,542
Erste Group Bank AG†	5,989	132,820
Farmers & Merchants Bancorp, Inc.	1,360	29,226
First Financial Bankshares, Inc.	1,800	53,856
First Interstate BancSystem, Inc., Class A	1,310	38,134
First Republic Bank	756	85,035
FNB Corp.	5,830	43,200
Glacier Bancorp, Inc.	1,300	45,903
Hilltop Holdings, Inc.	2,380	46,339
Home BancShares, Inc.	3,370	55,032
ING Groep NV†	48,736	337,889
Intesa Sanpaolo SpA†	83,301	169,214
Meta Financial Group, Inc.	1,572	29,334
National Bank of Canada	8,402	396,687
PacWest Bancorp	2,370	43,312
Park National Corp.	480	41,165
Pinnacle Financial Partners, Inc.	1,264	50,080
Popular, Inc.	1,450	53,810
Prosperity Bancshares, Inc.	1,059	58,838
Signature Bank	589	60,390
Standard Chartered PLC	16,078	81,725

446

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Banks-Commercial (continued)
Sumitomo Mitsui Trust Holdings, Inc.	6,100	$157,518
SVB Financial Group†	305	68,402
Svenska Handelsbanken AB, Class A†	31,208	295,774
TCF Financial Corp.	1,106	30,404
United Bankshares, Inc.	1,423	37,453
United Overseas Bank, Ltd.	18,900	265,546
Webster Financial Corp.	1,958	53,395
Western Alliance Bancorp	1,550	55,723

		3,899,602

Banks-Fiduciary — 0.0%
Northern Trust Corp.	335	26,247
State Street Corp.	1,008	64,301

		90,548

Banks-Super Regional — 0.5%
Fifth Third Bancorp	12,469	247,635
Huntington Bancshares, Inc.	5,551	51,458
PNC Financial Services Group, Inc.	4,260	454,414
Wells Fargo & Co.	36,470	884,762

		1,638,269

Batteries/Battery Systems — 0.0%
Energizer Holdings, Inc.	1,070	53,639
EnerSys	830	55,826

		109,465

Beverages-Non-alcoholic — 0.7%
Coca-Cola Co.	15,178	717,009
Keurig Dr Pepper, Inc.	5,516	168,734
Monster Beverage Corp.†	1,198	94,019
National Beverage Corp.†	465	29,830
NewAge, Inc.	3,500	7,945
PepsiCo, Inc.	7,400	1,018,684

		2,036,221

Beverages-Wine/Spirits — 0.2%
Diageo PLC	15,509	568,313
MGP Ingredients, Inc.	870	31,555

		599,868

Brewery — 0.1%
Constellation Brands, Inc., Class A	65	11,583
Kirin Holdings Co., Ltd.	8,800	170,219

		181,802

Broadcast Services/Program — 0.1%
Fox Corp., Class A	3,675	94,705
Liberty Media Corp. - Liberty Formula One, Series C†	957	33,916
MSG Networks, Inc., Class A†	1,040	9,911

		138,532

Building & Construction Products-Misc. — 0.0%
Trex Co., Inc.†	700	97,531

Building & Construction-Misc. — 0.0%
TopBuild Corp.†	650	85,748

Building Products-Air & Heating — 0.1%
Johnson Controls International PLC	3,818	146,916
Lennox International, Inc.	320	85,805

		232,721

Security Description	Shares	Value (Note 2)
Building Products-Cement — 0.0%
MDU Resources Group, Inc.	2,460	$51,611

Building Products-Doors & Windows — 0.1%
Apogee Enterprises, Inc.	360	7,772
Cornerstone Building Brands, Inc.†	920	5,216
Griffon Corp.	2,410	55,117
Masonite International Corp.†	810	68,324

		136,429

Building-Heavy Construction — 0.0%
Aegion Corp.†	1,920	29,606
Dycom Industries, Inc.†	1,301	55,722
Goldfield Corp.†	4,500	17,505

		102,833

Building-Residential/Commercial — 0.2%
Green Brick Partners, Inc.†	4,000	55,200
Lennar Corp., Class A	2,583	186,880
Persimmon PLC†	7,521	238,113

		480,193

Cable/Satellite TV — 0.6%
Altice USA, Inc., Class A†	1,011	27,287
Cable One, Inc.	43	78,370
Charter Communications, Inc., Class A†	312	180,960
Comcast Corp., Class A	25,710	1,100,388
DISH Network Corp., Class A†	299	9,601
Liberty Broadband Corp., Class C†	1,690	231,986
Liberty Global PLC, Class A†	288	6,741
Liberty Global PLC, Class C†	878	19,983
Sirius XM Holdings, Inc.	7,840	46,099

		1,701,415

Casino Hotels — 0.1%
Las Vegas Sands Corp.	2,261	98,670
MGM Resorts International	3,000	48,270
Wynn Resorts, Ltd.	777	56,278

		203,218

Casino Services — 0.0%
Caesars Entertainment, Inc.†	1,490	46,264
Scientific Games Corp.†	2,150	37,776

		84,040

Cellular Telecom — 0.1%
T-Mobile US, Inc.†	957	102,763
Vodafone Group PLC ADR	19,903	302,525

		405,288

Chemicals-Diversified — 0.6%
Asahi Kasei Corp.	32,100	230,399
BASF SE	4,556	252,295
Celanese Corp.	614	59,681
Covestro AG*	4,421	171,797
DuPont de Nemours, Inc.	5,336	285,369
Johnson Matthey PLC	10,054	296,347
PPG Industries, Inc.	4,205	452,668
Tosoh Corp.	3,100	41,767
Westlake Chemical Corp.	1,081	58,915

		1,849,238

Chemicals-Specialty — 0.2%
Chemours Co.	1,960	36,319
Ecolab, Inc.	300	56,124
Element Solutions, Inc.†	4,820	52,345

447

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Chemicals-Specialty (continued)
Minerals Technologies, Inc.	1,098	$51,474
NewMarket Corp.	117	43,853
Rogers Corp.†	363	43,266
Sensient Technologies Corp.	938	48,973
Umicore SA	5,429	255,074
Valvoline, Inc.	3,280	67,306

		654,734

Circuit Boards — 0.0%
TTM Technologies, Inc.†	1,660	20,435

Coal — 0.0%
CONSOL Energy, Inc.†	1,010	5,939

Coatings/Paint — 0.3%
Axalta Coating Systems, Ltd.†	1,840	40,848
RPM International, Inc.	4,927	401,994
Sherwin-Williams Co.	580	375,794

		818,636

Commercial Services — 0.4%
Amadeus IT Group SA	3,894	195,565
Cintas Corp.	995	300,361
CoStar Group, Inc.†	703	597,381
LiveRamp Holdings, Inc.†	960	43,747
Macquarie Infrastructure Corp.	1,297	38,858
TechnoPro Holdings, Inc.	3,600	186,108

		1,362,020

Commercial Services-Finance — 1.5%
Automatic Data Processing, Inc.	1,700	225,947
Equifax, Inc.	3,824	621,629
Euronet Worldwide, Inc.†	429	41,244
FleetCor Technologies, Inc.†	1,065	275,377
Global Payments, Inc.	5,980	1,064,560
Green Dot Corp., Class A†	1,630	82,625
IHS Markit, Ltd.	126	10,172
PayPal Holdings, Inc.†	6,731	1,319,747
S&P Global, Inc.	2,068	724,317
Square, Inc., Class A†	1,174	152,444
TransUnion	1,702	152,448

		4,670,510

Communications Software — 0.1%
RingCentral, Inc., Class A†	490	142,232

Computer Aided Design — 0.2%
Synopsys, Inc.†	3,537	704,641

Computer Services — 0.6%
Accenture PLC, Class A	4,935	1,109,289
Cognizant Technology Solutions Corp., Class A	2,125	145,180
Conduent, Inc.†	1,984	3,789
EPAM Systems, Inc.†	97	28,138
NTT Data Corp.	28,400	322,693
Science Applications International Corp.	710	56,786
Sykes Enterprises, Inc.†	1,370	37,620
Teleperformance	788	230,614

		1,934,109

Computer Software — 0.5%
Bandwidth, Inc., Class A†	200	28,956
Citrix Systems, Inc.	425	60,673
Cloudera, Inc.†	3,620	40,797

Security Description	Shares	Value (Note 2)
Computer Software (continued)
Dropbox, Inc., Class A†	2,400	$54,600
Envestnet, Inc.†	800	64,960
J2 Global, Inc.†	660	37,435
MongoDB, Inc.†	320	73,306
Splunk, Inc.†	2,975	624,214
SS&C Technologies Holdings, Inc.	1,100	63,250
Twilio, Inc., Class A†	782	216,942
Upland Software, Inc.†	1,230	42,337
Veritone, Inc.†	2,530	28,640
Yext, Inc.†	1,710	28,762
Zoom Video Communications, Inc., Class A†	315	79,982

		1,444,854

Computers — 2.4%
Apple, Inc.	17,508	7,441,600
Dell Technologies, Inc., Class C†	931	55,702

		7,497,302

Computers-Integrated Systems — 0.0%
NCR Corp.†	2,370	43,679
NetScout Systems, Inc.†	1,500	38,190

		81,869

Computers-Other — 0.0%
3D Systems Corp.†	3,030	19,968

Computers-Periphery Equipment — 0.0%
Qumu Corp.†	3,000	14,010

Consulting Services — 0.1%
Booz Allen Hamilton Holding Corp.	837	68,433
FTI Consulting, Inc.†	540	64,498
Worley, Ltd.	29,687	173,666

		306,597

Consumer Products-Misc. — 0.1%
Kimberly-Clark Corp.	2,280	346,651
Spectrum Brands Holdings, Inc.	429	23,235

		369,886

Containers-Metal/Glass — 0.2%
Ball Corp.	7,705	567,319
Greif, Inc., Class B	370	14,537

		581,856

Containers-Paper/Plastic — 0.4%
Amcor PLC CDI	19,474	201,045
Matthews International Corp., Class A	1,400	30,240
Packaging Corp. of America	5,776	555,189
Sealed Air Corp.	6,089	217,256
Sonoco Products Co.	1,250	64,675
WestRock Co.	5,168	138,812

		1,207,217

Cosmetics & Toiletries — 0.8%
Colgate-Palmolive Co.	2,803	216,391
Estee Lauder Cos., Inc., Class A	120	23,705
L’Oreal SA	1,585	530,857
Pola Orbis Holdings, Inc.	3,700	61,201
Procter & Gamble Co.	3,812	499,829
Unilever PLC	19,386	1,164,327

		2,496,310

448

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Data Processing/Management — 1.0%
Broadridge Financial Solutions, Inc.	1,866	$250,678
CSG Systems International, Inc.	1,020	42,973
DocuSign, Inc.†	1,839	398,750
Fidelity National Information Services, Inc.	11,596	1,696,611
Fiserv, Inc.†	8,081	806,403

		3,195,415

Decision Support Software — 0.0%
MSCI, Inc.	186	69,932

Dental Supplies & Equipment — 0.0%
Align Technology, Inc.†	14	4,113

Diagnostic Equipment — 2.2%
Accelerate Diagnostics, Inc.†	680	9,880
Avantor, Inc.†	2,466	54,449
Danaher Corp.	18,614	3,793,533
Repligen Corp.†	540	81,492
Thermo Fisher Scientific, Inc.	6,747	2,792,921

		6,732,275

Dialysis Centers — 0.1%
Fresenius SE & Co. KGaA†	8,230	411,259

Distribution/Wholesale — 0.1%
Bunzl PLC	5,936	171,326
EVI Industries, Inc.†	730	18,454
HD Supply Holdings, Inc.†	1,550	54,405
Hudson Technologies, Inc.†	6,760	7,233
SiteOne Landscape Supply, Inc.†	620	79,379
Systemax, Inc.	1,790	40,114
WESCO International, Inc.†	1,590	61,803

		432,714

Diversified Banking Institutions — 2.0%
Bank of America Corp.	62,240	1,548,531
BNP Paribas SA†	8,661	351,393
Goldman Sachs Group, Inc.	1,688	334,156
JPMorgan Chase & Co.	13,124	1,268,303
Lloyds Banking Group PLC	540,514	187,447
Macquarie Group, Ltd.	4,063	359,922
Mitsubishi UFJ Financial Group, Inc.	49,500	185,697
Morgan Stanley	38,724	1,892,829

		6,128,278

Diversified Financial Services — 0.0%
ANT International Co., Ltd., Class C†(1)(2)	1,708	11,990

Diversified Manufacturing Operations — 1.0%
Carlisle Cos., Inc.	574	68,352
Fabrinet†	720	52,293
General Electric Co.	220,009	1,335,455
Illinois Tool Works, Inc.	1,785	330,207
Parker-Hannifin Corp.	377	67,453
Siemens AG	8,274	1,060,226
Textron, Inc.	2,674	93,429

		3,007,415

Diversified Minerals — 0.2%
BHP Group PLC	13,684	298,448
BHP Group, Ltd.	5,421	143,679

		442,127

Security Description	Shares	Value (Note 2)
Diversified Operations — 0.1%
CK Hutchison Holdings, Ltd.	27,500	$179,571

Drug Delivery Systems — 0.6%
Becton Dickinson and Co.	6,579	1,850,936
Heron Therapeutics, Inc.†	2,330	37,956

		1,888,892

E-Commerce/Products — 3.4%
Alibaba Group Holding, Ltd. ADR†	8,638	2,168,311
Amazon.com, Inc.†	2,512	7,949,676
ASOS PLC†	7,487	330,573
Etsy, Inc.†	735	87,009
Wayfair, Inc., Class A†	282	75,038

		10,610,607

E-Commerce/Services — 0.4%
Booking Holdings, Inc.†	391	649,893
GrubHub, Inc.†	1,120	80,909
Lyft, Inc., Class A†	1,300	37,999
Match Group, Inc.†	3,599	369,617
Trip.com Group, Ltd . ADR†	181	4,923
TrueCar, Inc.†	2,430	9,137
Zillow Group, Inc., Class A†	70	4,766
Zillow Group, Inc., Class C†	530	36,247

		1,193,491

E-Marketing/Info — 0.1%
CyberAgent, Inc.	5,300	299,765

E-Services/Consulting — 0.0%
CDW Corp.	607	70,564

Electric Products-Misc. — 0.1%
Legrand SA	2,920	226,197
Novanta, Inc.†	590	61,171

		287,368

Electric-Distribution — 0.6%
Sempra Energy	13,274	1,652,082
Spark Energy, Inc., Class A	4,030	30,427

		1,682,509

Electric-Generation — 0.2%
Electric Power Development Co., Ltd.	10,500	143,148
Engie SA†	34,340	458,696

		601,844

Electric-Integrated — 1.7%
AES Corp.	3,725	56,732
Ameren Corp.	8,168	655,400
American Electric Power Co., Inc.	4,141	359,770
Edison International	467	25,998
Entergy Corp.	3,427	360,281
Eversource Energy	1,986	178,879
Iberdrola SA	633	8,171
MGE Energy, Inc.	700	46,431
NextEra Energy, Inc.	9,362	2,627,913
OGE Energy Corp.	1,985	65,307
PNM Resources, Inc.	1,300	54,899
Public Service Enterprise Group, Inc.	2,984	166,925
Southern Co.	13,007	710,312

		5,317,018

Electronic Components-Misc. — 0.3%
Atkore International Group, Inc.†	1,740	46,406
Hubbell, Inc.	596	80,442

449

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Electronic Components-Misc. (continued)
Knowles Corp.†	2,720	$41,507
Murata Manufacturing Co., Ltd.	5,300	331,977
Omron Corp.	3,000	215,330
Sensata Technologies Holding PLC†	1,460	55,451

		771,113

Electronic Components-Semiconductors — 2.2%
Advanced Micro Devices, Inc.†	8,093	626,641
Amkor Technology, Inc.†	4,580	62,265
Broadcom, Inc.	3,050	966,087
GSI Technology, Inc.†	980	5,606
Hamamatsu Photonics KK	5,100	220,789
Impinj, Inc.†	860	20,296
Inphi Corp.†	620	81,009
MACOM Technology Solutions Holdings, Inc.†	80	3,381
Marvell Technology Group, Ltd.	11,865	432,717
Microchip Technology, Inc.	2,507	255,037
Micron Technology, Inc.†	14,780	739,813
NVIDIA Corp.	3,700	1,570,983
QuickLogic Corp.†	828	3,304
Samsung Electronics Co., Ltd.	13,768	670,119
Texas Instruments, Inc.	8,455	1,078,435
Xilinx, Inc.	1,064	114,220

		6,850,702

Electronic Connectors — 0.2%
Amphenol Corp., Class A	3,936	416,272
TE Connectivity, Ltd.	2,847	253,582

		669,854

Electronic Measurement Instruments — 1.0%
Agilent Technologies, Inc.	9,614	926,117
Fortive Corp.	6,240	437,986
Keysight Technologies, Inc.†	3,152	314,853
Roper Technologies, Inc.	3,368	1,456,491

		3,135,447

Electronic Parts Distribution — 0.0%
Avnet, Inc.	1,140	30,461
SYNNEX Corp.	404	50,395

		80,856

Energy-Alternate Sources — 0.0%
REX American Resources Corp.†	717	48,863
Sunworks, Inc.†	1,071	1,414

		50,277

Engineering/R&D Services — 0.1%
Exponent, Inc.	600	50,436
Jacobs Engineering Group, Inc.	2,752	234,883

		285,319

Enterprise Software/Service — 0.8%
Alteryx, Inc., Class A†	300	52,647
Asure Software, Inc.†	780	5,031
Atlassian Corp. PLC, Class A†	815	143,970
Benefitfocus, Inc.†	1,210	14,169
Coupa Software, Inc.†	621	190,305
Everbridge, Inc.†	400	57,120
Evolent Health, Inc., Class A†	2,180	25,397
LivePerson, Inc.†	800	34,384
Manhattan Associates, Inc.†	980	93,874

Security Description	Shares	Value (Note 2)
Enterprise Software/Service (continued)
Oracle Corp.	1,240	$68,758
Paycom Software, Inc.†	278	79,055
SAP SE	4,218	667,247
Veeva Systems, Inc., Class A†	1,387	366,959
Workday, Inc., Class A†	3,188	576,773

		2,375,689

Entertainment Software — 0.2%
Activision Blizzard, Inc.	280	23,136
Electronic Arts, Inc.†	1,085	153,658
Sea, Ltd. ADR†	2,429	296,824

		473,618

Finance-Auto Loans — 0.1%
Ally Financial, Inc.	7,255	145,825

Finance-Consumer Loans — 0.0%
SLM Corp.	6,690	45,291

Finance-Credit Card — 1.8%
American Express Co.	1,619	151,085
Capital One Financial Corp.	8,265	527,307
Mastercard, Inc., Class A	5,337	1,646,625
Visa, Inc., Class A	17,301	3,294,110

		5,619,127

Finance-Investment Banker/Broker — 0.2%
Charles Schwab Corp.	10,634	352,517
Close Brothers Group PLC	3,979	57,288
Houlihan Lokey, Inc.	500	27,400
Piper Sandler Cos.	740	45,814
Tradeweb Markets, Inc.	2,218	119,927

		602,946

Finance-Leasing Companies — 0.0%
Mitsubishi UFJ Lease & Finance Co., Ltd.	27,800	117,345

Finance-Other Services — 0.4%
Cboe Global Markets, Inc.	97	8,507
CME Group, Inc.	3,850	639,793
Intercontinental Exchange, Inc.	4,253	411,605
SEI Investments Co.	1,300	68,029

		1,127,934

Financial Guarantee Insurance — 0.0%
Assured Guaranty, Ltd.	1,730	37,766

Firearms & Ammunition — 0.0%
Axon Enterprise, Inc.†	500	41,565
Sturm Ruger & Co., Inc.	80	6,510

		48,075

Food-Baking — 0.0%
Hostess Brands, Inc.†	3,690	46,789

Food-Catering — 0.1%
Aramark	1,850	39,072
Compass Group PLC	15,561	215,181

		254,253

Food-Confectionery — 0.3%
Barry Callebaut AG	96	199,878
Mondelez International, Inc., Class A	13,579	753,499

		953,377

450

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Food-Flour & Grain — 0.1%
Wilmar International, Ltd.	77,400	$262,239

Food-Meat Products — 0.2%
Tyson Foods, Inc., Class A	8,373	514,521

Food-Misc./Diversified — 0.8%
Conagra Brands, Inc.	4,666	174,742
Ingredion, Inc.	786	67,989
McCormick & Co., Inc.	1,010	196,849
Nestle SA	17,421	2,063,957

		2,503,537

Food-Retail — 0.1%
Seven & i Holdings Co., Ltd.	10,700	326,011

Food-Wholesale/Distribution — 0.0%
US Foods Holding Corp.†	1,340	27,202

Footwear & Related Apparel — 0.0%
Skechers U.S.A., Inc., Class A†	2,010	58,853

Funeral Services & Related Items — 0.0%
Service Corp. International	1,375	59,620

Garden Products — 0.0%
Toro Co.	1,030	73,490

Gas-Distribution — 0.5%
Atmos Energy Corp.	5,156	546,484
Beijing Enterprises Holdings, Ltd.	33,000	115,515
National Grid PLC	26,270	310,688
NiSource, Inc.	12,715	310,882
ONE Gas, Inc.	637	48,221
Southwest Gas Holdings, Inc.	805	56,060
UGI Corp.	40	1,333

		1,389,183

Golf — 0.0%
Acushnet Holdings Corp.	1,510	57,455

Healthcare Safety Devices — 0.0%
Tandem Diabetes Care, Inc.†	600	62,676

Hotels/Motels — 0.5%
Hilton Worldwide Holdings, Inc.	9,480	711,474
Marcus Corp.	1,120	15,467
Marriott International, Inc., Class A	7,535	631,621
Playa Hotels & Resorts NV†	3,350	12,161
Wyndham Destinations, Inc.	1,930	51,338
Wyndham Hotels & Resorts, Inc.	1,500	66,240

		1,488,301

Human Resources — 0.1%
Barrett Business Services, Inc.	700	36,876
ManpowerGroup, Inc.	697	47,947
Recruit Holdings Co., Ltd.	9,100	282,430

		367,253

Import/Export — 0.1%
Mitsubishi Corp.	9,400	189,769
Sumitomo Corp.	22,100	246,536

		436,305

Independent Power Producers — 0.0%
Vistra Corp.	2,900	54,114

Industrial Automated/Robotic — 0.3%
Ichor Holdings, Ltd.†	1,770	58,092
Rockwell Automation, Inc.	2,059	449,150

Security Description	Shares	Value (Note 2)
Industrial Automated/Robotic (continued)
SMC Corp.	300	$156,509
THK Co., Ltd.	8,700	202,967

		866,718

Industrial Gases — 1.0%
Air Liquide SA	2,351	388,128
Air Products & Chemicals, Inc.	2,169	621,701
Linde PLC	8,406	2,060,395

		3,070,224

Instruments-Controls — 0.6%
ABB, Ltd.	18,051	452,173
Honeywell International, Inc.	8,856	1,322,821

		1,774,994

Insurance Brokers — 0.9%
Aon PLC, Class A	2,218	455,178
eHealth, Inc.†	300	20,742
Marsh & McLennan Cos., Inc.	12,989	1,514,517
Willis Towers Watson PLC	3,761	789,848

		2,780,285

Insurance-Life/Health — 0.8%
AIA Group, Ltd.	25,200	225,828
Aviva PLC	43,500	151,431
AXA SA	29,758	595,576
Benefytt Technologies, Inc.†	1,250	38,650
Challenger, Ltd.	38,833	121,059
Equitable Holdings, Inc.	34,817	712,356
Principal Financial Group, Inc.	2,641	112,058
Sun Life Financial, Inc.	10,546	411,069
Voya Financial, Inc.	1,980	97,812

		2,465,839

Insurance-Multi-line — 1.4%
American Financial Group, Inc.	883	53,660
Chubb, Ltd.	17,305	2,201,888
Direct Line Insurance Group PLC	25,928	101,091
Hartford Financial Services Group, Inc.	5,610	237,415
MetLife, Inc.	14,425	545,986
Ping An Insurance Group Co. of China, Ltd.	21,000	221,525
Sampo Oyj, Class A	10,075	365,978
Storebrand ASA†	41,118	225,557
Zurich Insurance Group AG	1,122	414,777

		4,367,877

Insurance-Property/Casualty — 0.6%
Alleghany Corp.	132	68,946
Arch Capital Group, Ltd.†	3,085	94,864
Berkshire Hathaway, Inc., Class B†	2,429	475,550
Fidelity National Financial, Inc.	1,960	63,426
Markel Corp.†	104	108,632
Mercury General Corp.	1,020	43,768
PICC Property & Casualty Co., Ltd.	264,000	206,620
Progressive Corp.	4,038	364,793
Tokio Marine Holdings, Inc.	9,600	405,447
White Mountains Insurance Group, Ltd.	49	43,126

		1,875,172

Insurance-Reinsurance — 0.3%
Argo Group International Holdings, Ltd.	879	29,455
Axis Capital Holdings, Ltd.	1,270	50,953

451

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Insurance-Reinsurance (continued)
Muenchener Rueckversicherungs-Gesellschaft AG	2,626	$698,174
Reinsurance Group of America, Inc.	405	34,526
RenaissanceRe Holdings, Ltd.	355	64,035

		877,143

Internet Application Software — 0.1%
Okta, Inc.†	650	143,637
Zendesk, Inc.†	898	81,853

		225,490

Internet Brokers — 0.3%
E*TRADE Financial Corp.	13,424	681,537
TD Ameritrade Holding Corp.	4,299	154,291

		835,828

Internet Content-Entertainment — 2.0%
Facebook, Inc., Class A†	16,646	4,222,591
JOYY, Inc. ADR†	2,843	226,928
Netflix, Inc.†	3,119	1,524,816
Roku, Inc.†	484	74,967
Snap, Inc., Class A†	6,745	151,223

		6,200,525

Internet Content-Information/News — 0.6%
IAC/InterActiveCorp†	1,344	177,973
Spotify Technology SA†	881	227,139
Tencent Holdings, Ltd.	21,500	1,471,775

		1,876,887

Internet Security — 0.1%
NortonLifeLock, Inc.	8,498	182,282
Palo Alto Networks, Inc.†	468	119,771

		302,053

Internet Telephone — 0.0%
8x8, Inc.†	2,680	42,612

Investment Companies — 0.1%
Melrose Industries PLC	155,613	175,485

Investment Management/Advisor Services — 0.1%
Legg Mason, Inc.	100	4,999
Raymond James Financial, Inc.	202	14,035
Virtus Investment Partners, Inc.	435	59,125
XP, Inc., Class A†	1,303	60,590

		138,749

Lasers-System/Components — 0.0%
Coherent, Inc.†	371	51,506
II-VI, Inc.†	906	45,952

		97,458

Lighting Products & Systems — 0.0%
Universal Display Corp.	306	53,382

Machinery-Construction & Mining — 0.1%
Caterpillar, Inc.	556	73,881
Oshkosh Corp.	837	65,889

		139,770

Machinery-Electrical — 0.2%
Argan, Inc.	730	31,317
BWX Technologies, Inc.	1,146	62,480
Mitsubishi Electric Corp.	35,000	457,787

		551,584

Security Description	Shares	Value (Note 2)
Machinery-Farming — 0.2%
Deere & Co.	3,801	$670,154

Machinery-General Industrial — 0.1%
Middleby Corp.†	565	46,929
Nordson Corp.	460	89,070
Otis Worldwide Corp.	2,997	188,032
Tennant Co.	640	42,637
Westinghouse Air Brake Technologies Corp.	1,128	70,150

		436,818

Machinery-Material Handling — 0.1%
KION Group AG	4,278	329,370

Machinery-Pumps — 0.1%
Cactus, Inc., Class A	2,000	45,240
Flowserve Corp.	1,621	45,177
Graco, Inc.	1,570	83,587
Ingersoll Rand, Inc.†	2,764	87,315

		261,319

Medical Imaging Systems — 0.0%
Lantheus Holdings, Inc.†	2,615	35,250

Medical Information Systems — 0.0%
MTBC, Inc.†	4,900	53,263

Medical Instruments — 0.8%
Alcon, Inc.†	2,168	131,004
Boston Scientific Corp.†	11,212	432,447
Elekta AB, Series B	23,111	237,052
Intuitive Surgical, Inc.†	1,494	1,024,047
Medtronic PLC	6,489	626,059
NuVasive, Inc.†	870	49,712
TransEnterix, Inc.†	1,776	867

		2,501,188

Medical Labs & Testing Services — 0.1%
Catalent, Inc.†	586	51,181
Evotec SE†	5,046	133,601
MEDNAX, Inc.†	2,710	54,146
Teladoc Health, Inc.†	300	71,289

		310,217

Medical Products — 1.2%
Abbott Laboratories	1,660	167,062
Cooper Cos., Inc.	74	20,937
Envista Holdings Corp.†	1,477	32,302
Glaukos Corp.†	1,050	45,885
Hologic, Inc.†	1,286	89,737
Inogen, Inc.†	448	13,754
Koninklijke Philips NV†	19,430	1,009,365
Masimo Corp.†	86	18,930
Nevro Corp.†	490	65,150
Penumbra, Inc.†	335	74,340
Pulse Biosciences, Inc.†	1,000	10,250
Siemens Healthineers AG*	6,573	340,879
Stryker Corp.	8,273	1,599,171
Tactile Systems Technology, Inc.†	540	22,129
Zimmer Biomet Holdings, Inc.	966	130,275

		3,640,166

Medical-Biomedical/Gene — 1.0%
Aldeyra Therapeutics, Inc.†	710	4,565
Alexion Pharmaceuticals, Inc.†	354	36,281
Alnylam Pharmaceuticals, Inc.†	740	107,862

452

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical-Biomedical/Gene (continued)
Amgen, Inc.	1,084	$265,222
Anavex Life Sciences Corp.†	2,300	9,706
Ascendis Pharma A/S ADR†	706	97,153
Biogen, Inc.†	245	67,299
BioMarin Pharmaceutical, Inc.†	1,050	125,801
Bluebird Bio, Inc.†	540	32,778
Cara Therapeutics, Inc.†	2,570	42,251
ChemoCentryx, Inc.†	1,250	65,888
Cleveland BioLabs, Inc.†	2,000	4,760
CSL, Ltd.	672	129,604
Exact Sciences Corp.†	1,963	185,994
Exelixis, Inc.†	3,010	69,501
Five Prime Therapeutics, Inc.†	950	5,605
Gilead Sciences, Inc.	608	42,274
Immunomedics, Inc.†	2,200	92,906
Incyte Corp.†	2,627	259,443
Ionis Pharmaceuticals, Inc.†	600	34,536
Iovance Biotherapeutics, Inc.†	1,200	34,884
Lexicon Pharmaceuticals, Inc.†	2,540	4,928
Mirati Therapeutics, Inc.†	300	36,393
Moderna, Inc.†	1,200	88,920
Novavax, Inc.†	100	14,310
Ovid therapeutics, Inc.†	2,561	16,518
PolarityTE, Inc.†	2,360	3,729
Radius Health, Inc.†	1,900	23,845
Regeneron Pharmaceuticals, Inc.†	111	70,160
Rexahn Pharmaceuticals, Inc.†	958	2,548
Savara, Inc.†	4,360	8,676
Seattle Genetics, Inc.†	924	153,634
Selecta Biosciences, Inc.†	3,510	8,354
Theravance Biopharma, Inc.†	1,580	30,684
Ultragenyx Pharmaceutical, Inc.†	614	47,990
United Therapeutics Corp.†	436	48,601
Vertex Pharmaceuticals, Inc.†	3,102	843,744
Veru, Inc.†	5,900	16,697
WaVe Life Sciences, Ltd.†	980	8,604
Xencor, Inc.†	1,270	38,214
ZIOPHARM Oncology, Inc.†	5,100	15,147

		3,196,009

Medical-Drugs — 3.7%
AbbVie, Inc.	18,692	1,774,058
Aclaris Therapeutics, Inc.†	2,560	5,504
Aimmune Therapeutics, Inc.†	1,510	19,947
Alkermes PLC†	1,620	29,176
Astellas Pharma, Inc.	47,200	738,627
Bausch Health Cos., Inc.†	9,299	169,893
Bayer AG	8,111	540,064
Bristol-Myers Squibb Co.	649	38,070
Corbus Pharmaceuticals Holdings, Inc.†	6,010	37,683
Eagle Pharmaceuticals, Inc.†	580	26,906
Eli Lilly & Co.	2,071	311,251
GlaxoSmithKline PLC ADR	11,478	462,793
Global Blood Therapeutics, Inc.†	800	53,984
Horizon Therapeutics PLC†	1,340	81,995
Ipsen SA	2,030	196,095
Johnson & Johnson	6,645	968,575
Jounce Therapeutics, Inc.†	1,660	7,603
Merck & Co., Inc.	5,563	446,375
Novartis AG	11,443	947,696
Novartis AG ADR	330	27,106
Novo Nordisk A/S, Class B	2,871	189,419

Security Description	Shares	Value (Note 2)
Medical-Drugs (continued)
Otsuka Holdings Co., Ltd.	7,600	$315,987
Pacira BioSciences, Inc.†	1,100	57,871
Pfizer, Inc.	23,726	912,976
PRA Health Sciences, Inc.†	706	75,231
Prestige Consumer Healthcare, Inc.†	1,140	42,397
Reata Pharmaceuticals, Inc., Class A†	200	29,540
Roche Holding AG	3,227	1,116,569
Sanofi	5,972	624,324
Sanofi ADR	1,342	70,388
Spectrum Pharmaceuticals, Inc.†	6,630	19,824
Syros Pharmaceuticals, Inc.†	1,980	18,790
Takeda Pharmaceutical Co., Ltd. ADR	8,565	155,883
TherapeuticsMD, Inc.†	6,200	11,470
Zoetis, Inc.	6,058	918,877

		11,442,947

Medical-Generic Drugs — 0.0%
Momenta Pharmaceuticals, Inc.†	1,310	38,632
Teligent, Inc.†	762	1,631

		40,263

Medical-HMO — 1.3%
Anthem, Inc.	3,105	850,149
Centene Corp.†	7,478	487,939
Humana, Inc.	568	222,912
Molina Healthcare, Inc.†	549	101,400
UnitedHealth Group, Inc.	7,941	2,404,376

		4,066,776

Medical-Hospitals — 0.2%
HCA Healthcare, Inc.	4,763	603,186
Tenet Healthcare Corp.†	2,160	57,111

		660,297

Medical-Outpatient/Home Medical — 0.1%
Amedisys, Inc.†	330	77,273
Chemed Corp.	90	44,297
LHC Group, Inc.†	424	82,727

		204,297

Medical-Wholesale Drug Distribution — 0.0%
McKesson Corp.	148	22,224

Metal Processors & Fabrication — 0.0%
Timken Co.	1,300	59,358

Metal Products-Distribution — 0.0%
Ryerson Holding Corp.†	2,340	13,174
Worthington Industries, Inc.	1,480	55,382

		68,556

Metal-Copper — 0.1%
Antofagasta PLC	22,346	302,321

Metal-Diversified — 0.1%
Rio Tinto, Ltd.	1,982	144,347
South32, Ltd.	89,724	131,914

		276,261

Metal-Iron — 0.0%
Cleveland-Cliffs, Inc.	5,810	30,096

Miscellaneous Manufacturing — 0.1%
Knorr-Bremse AG	1,971	230,627

Multimedia — 0.4%
E.W. Scripps Co., Class A	2,070	23,557

453

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Multimedia (continued)
FactSet Research Systems, Inc.	215	$74,454
Walt Disney Co.	9,061	1,059,593

		1,157,604

Networking Products — 0.4%
Cisco Systems, Inc.	10,370	488,427
Infinera Corp.†	4,950	39,055
Telefonaktiebolaget LM Ericsson, Class B	47,282	545,284

		1,072,766

Non-Ferrous Metals — 0.1%
IGO, Ltd.	59,263	195,418

Non-Hazardous Waste Disposal — 0.2%
Covanta Holding Corp.	4,250	41,820
Waste Connections, Inc.	5,661	579,517

		621,337

Office Automation & Equipment — 0.0%
Pitney Bowes, Inc.	5,200	17,368

Office Furnishings-Original — 0.0%
Steelcase, Inc., Class A	2,730	29,293

Office Supplies & Forms — 0.1%
Avery Dennison Corp.	3,131	354,868

Oil & Gas Drilling — 0.0%
Patterson-UTI Energy, Inc.	1,640	6,355

Oil Companies-Exploration & Production — 0.3%
Callon Petroleum Co.†	2,680	3,055
CNX Resources Corp.†	2,800	27,020
Concho Resources, Inc.	1,363	71,612
ConocoPhillips	4,226	158,010
Continental Resources, Inc.	770	13,313
EOG Resources, Inc.	9,343	437,720
Hess Corp.	1,056	51,966
Mammoth Energy Services, Inc.†	1,470	2,043
Parsley Energy, Inc., Class A	3,610	39,638
Pioneer Natural Resources Co.	570	55,244
Tellurian, Inc.†	13,720	12,236
Torchlight Energy Resources, Inc.†	10,100	3,239
WPX Energy, Inc.†	5,940	35,462
Zion Oil & Gas, Inc.†	13,700	6,165

		916,723

Oil Companies-Integrated — 0.6%
Chevron Corp.	3,725	312,676
Equinor ASA	23,575	351,213
Exxon Mobil Corp.	4,875	205,140
Royal Dutch Shell PLC, Class B ADR	6,017	170,281
TOTAL SE	21,868	811,924
TOTAL SE ADR	2,677	100,816

		1,952,050

Oil Refining & Marketing — 0.1%
DCC PLC	3,143	282,286
Marathon Petroleum Corp.	1,421	54,282

		336,568

Oil-Field Services — 0.1%
Halliburton Co.	23,994	343,834
MRC Global, Inc.†	3,011	17,915
NexTier Oilfield Solutions, Inc.†	4,160	10,483

Security Description	Shares	Value (Note 2)
Oil-Field Services (continued)
Schlumberger, Ltd.	1,576	$28,589

		400,821

Optical Supplies — 0.1%
EssilorLuxottica SA†	1,932	256,685

Paper & Related Products — 0.2%
International Paper Co.	8,915	310,153
Stora Enso Oyj, Class R	26,100	329,574

		639,727

Patient Monitoring Equipment — 0.0%
Insulet Corp.†	400	81,344

Pharmacy Services — 0.5%
Cigna Corp.	5,877	1,014,899
CVS Health Corp.	8,002	503,646

		1,518,545

Photo Equipment & Supplies — 0.0%
Largan Precision Co., Ltd.	1,000	129,298

Pipelines — 0.5%
Cheniere Energy, Inc.†	795	39,337
Enbridge, Inc.	13,664	437,248
NextDecade Corp.†	5,280	8,184
Targa Resources Corp.	2,389	43,671
TC Energy Corp.	15,737	717,607
Williams Cos., Inc.	22,018	421,204

		1,667,251

Private Equity — 0.1%
Blackstone Group, Inc., Class A	3,705	197,402
KKR & Co., Inc., Class A	4,666	165,037

		362,439

Publishing-Books — 0.0%
Houghton Mifflin Harcourt Co.†	6,840	20,246
John Wiley & Sons, Inc., Class A	900	30,447

		50,693

Publishing-Newspapers — 0.0%
TEGNA, Inc.	3,200	37,696

Publishing-Periodicals — 0.0%
Meredith Corp.	220	3,159

Quarrying — 0.0%
Compass Minerals International, Inc.	840	42,790

Radio — 0.0%
Beasley Broadcast Group, Inc., Class A	210	372
Liberty Media Corp. - Liberty SiriusXM, Series C†	970	33,940

		34,312

Real Estate Investment Trusts — 2.1%
Alexandria Real Estate Equities, Inc.	308	54,685
American Tower Corp.	3,023	790,182
Annaly Capital Management, Inc.	6,850	50,758
Apple Hospitality REIT, Inc.	5,880	51,862
AvalonBay Communities, Inc.	624	95,547
Boston Properties, Inc.	766	68,243
Colony Capital, Inc.	13,050	25,056
CoreCivic, Inc.	3,100	27,621
CoreSite Realty Corp.	397	51,233
Crown Castle International Corp.	2,995	499,266
CubeSmart	1,890	56,076

454

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Diversified Healthcare Trust	6,580	$25,629
Douglas Emmett, Inc.	897	26,139
EPR Properties	1,642	47,010
Equinix, Inc.	175	137,459
Equity LifeStyle Properties, Inc.	1,500	102,480
Equity Residential	4,437	237,956
Essex Property Trust, Inc.	148	32,670
Great Portland Estates PLC	25,814	200,020
Healthcare Trust of America, Inc., Class A	1,920	53,011
Hudson Pacific Properties, Inc.	2,040	48,083
Invitation Homes, Inc.	3,700	110,334
JBG SMITH Properties	2,098	60,863
Kilroy Realty Corp.	895	52,152
Lamar Advertising Co., Class A	670	44,039
LTC Properties, Inc.	1,170	43,465
Medical Properties Trust, Inc.	2,230	44,890
National Retail Properties, Inc.	1,460	51,757
Omega Healthcare Investors, Inc.	1,530	49,541
Orchid Island Capital, Inc.	10,760	55,306
Outfront Media, Inc.	3,270	47,121
Paramount Group, Inc.	4,520	32,228
Park Hotels & Resorts, Inc.	3,710	30,682
Physicians Realty Trust	3,180	57,367
Piedmont Office Realty Trust, Inc., Class A	2,480	40,201
Prologis, Inc.	16,879	1,779,384
RLJ Lodging Trust	4,603	36,870
Sabra Health Care REIT, Inc.	3,290	48,495
SBA Communications Corp.	50	15,577
Scentre Group	65,358	95,131
Service Properties Trust	5,210	34,907
Simon Property Group, Inc.	707	44,081
SL Green Realty Corp.	779	36,224
Starwood Property Trust, Inc.	2,780	41,561
Summit Hotel Properties, Inc.	7,850	40,663
Sun Communities, Inc.	3,023	453,238
VEREIT, Inc.	6,650	43,291
Welltower, Inc.	1,471	78,787
Weyerhaeuser Co.	10,723	298,207
WP Carey, Inc.	1,175	83,860

		6,531,208

Real Estate Management/Services — 0.0%
Redfin Corp.†	1,080	44,906
Safehold, Inc.	600	30,258

		75,164

Real Estate Operations & Development — 0.1%
Howard Hughes Corp.†	723	38,457
Mitsui Fudosan Co., Ltd.	17,600	276,644
Transcontinental Realty Investors, Inc.†	600	14,100

		329,201

Rental Auto/Equipment — 0.2%
Ashtead Group PLC	5,981	192,233
Element Fleet Management Corp.	39,083	327,965
United Rentals, Inc.†	1,173	182,249

		702,447

Resort/Theme Parks — 0.0%
Vail Resorts, Inc.	248	47,623

Security Description	Shares	Value (Note 2)
Retail-Apparel/Shoe — 0.9%
Burlington Stores, Inc.†	691	$129,908
Caleres, Inc.	1,970	12,431
Lululemon Athletica, Inc.†	1,658	539,828
Moncler SpA†	7,738	299,037
Next PLC	3,493	250,710
Ross Stores, Inc.	11,542	1,034,971
Zalando SE†*	4,630	334,868

		2,601,753

Retail-Arts & Crafts — 0.0%
Michaels Cos., Inc.†	5,275	37,874

Retail-Auto Parts — 0.1%
AutoZone, Inc.†	59	71,238
O’Reilly Automotive, Inc.†	692	330,347

		401,585

Retail-Automobile — 0.1%
CarMax, Inc.†	835	80,970
Penske Automotive Group, Inc.	1,280	57,370

		138,340

Retail-Building Products — 0.5%
Foundation Building Materials, Inc.†	3,110	42,700
Home Depot, Inc.	4,146	1,100,722
Kingfisher PLC	92,766	295,313
Lowe’s Cos., Inc.	1,043	155,313

		1,594,048

Retail-Catalog Shopping — 0.0%
MSC Industrial Direct Co., Inc., Class A	127	8,383
Qurate Retail, Inc.†	3,770	41,131

		49,514

Retail-Convenience Store — 0.0%
Casey’s General Stores, Inc.	311	49,508

Retail-Discount — 0.7%
BJ’s Wholesale Club Holdings, Inc.†	1,200	48,060
Costco Wholesale Corp.	1,488	484,389
Dollar General Corp.	7,005	1,333,752
Dollar Tree, Inc.†	772	72,066
Ollie’s Bargain Outlet Holdings, Inc.†	860	90,386
Target Corp.	141	17,749
Walmart, Inc.	1,564	202,382

		2,248,784

Retail-Drug Store — 0.1%
Welcia Holdings Co., Ltd.	2,100	192,188

Retail-Floor Coverings — 0.0%
Floor & Decor Holdings, Inc., Class A†	1,360	89,624

Retail-Gardening Products — 0.1%
Tractor Supply Co.	1,422	202,976

Retail-Home Furnishings — 0.0%
La-Z-Boy, Inc.	1,710	48,667

Retail-Major Department Stores — 0.1%
TJX Cos., Inc.	4,657	242,117

Retail-Misc./Diversified — 0.0%
Five Below, Inc.†	750	81,682

Retail-Office Supplies — 0.0%
ODP Corp.	1,310	28,912

455

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Retail-Perfume & Cosmetics — 0.0%
Ulta Beauty, Inc.†	130	$25,089

Retail-Pet Food & Supplies — 0.0%
Freshpet, Inc.†	700	67,235
PetMed Express, Inc.	940	29,328

		96,563

Retail-Restaurants — 0.9%
Chipotle Mexican Grill, Inc.†	203	234,497
Darden Restaurants, Inc.	225	17,078
Jack in the Box, Inc.	999	82,028
McDonald’s Corp.	6,396	1,242,615
Papa John’s International, Inc.	690	65,322
Restaurant Brands International, Inc.	71	4,013
Starbucks Corp.	1,424	108,979
Yum! Brands, Inc.	9,362	852,410

		2,606,942

Rubber-Tires — 0.0%
Cooper Tire & Rubber Co.	1,680	52,181
Sumitomo Rubber Industries, Ltd.	8,900	74,392

		126,573

Rubber/Plastic Products — 0.0%
Proto Labs, Inc.†	500	60,060

Satellite Telecom — 0.0%
Globalstar, Inc.†	27,700	10,795
Gogo, Inc.†	3,050	8,875

		19,670

Savings & Loans/Thrifts — 0.1%
Capitol Federal Financial, Inc.	3,870	37,345
Investors Bancorp, Inc.	4,850	39,382
New York Community Bancorp, Inc.	4,600	48,438
TFS Financial Corp.	2,560	37,069
WSFS Financial Corp.	1,524	43,480

		205,714

Schools — 0.1%
2U, Inc.†	870	40,973
Bright Horizons Family Solutions, Inc.†	480	51,475
Grand Canyon Education, Inc.†	639	56,705
Strategic Education, Inc.	331	41,775

		190,928

Semiconductor Components-Integrated Circuits — 1.4%
Analog Devices, Inc.	604	69,369
Cirrus Logic, Inc.†	796	54,550
Maxim Integrated Products, Inc.	926	63,051
MaxLinear, Inc.†	2,260	57,291
NXP Semiconductors NV	10,518	1,236,181
Power Integrations, Inc.	552	67,361
QUALCOMM, Inc.	15,368	1,623,015
Renesas Electronics Corp.†	16,700	92,713
Taiwan Semiconductor Manufacturing Co., Ltd.	62,000	907,383

		4,170,914

Semiconductor Equipment — 1.1%
Aehr Test Systems†	3,000	6,150
Applied Materials, Inc.	25,553	1,643,825
ASML Holding NV (Euronext Amsterdam)	1,481	523,154
ASML Holding NV (NASDAQ)	317	112,129

Security Description	Shares	Value (Note 2)
Semiconductor Equipment (continued)
Brooks Automation, Inc.	1,380	$75,141
KLA Corp.	333	66,543
Lam Research Corp.	1,330	501,623
MKS Instruments, Inc.	694	88,443
Teradyne, Inc.	258	22,952
Tokyo Electron, Ltd.	1,100	300,511

		3,340,471

Software Tools — 0.0%
VMware, Inc., Class A†	727	101,933

Steel Pipe & Tube — 0.0%
TimkenSteel Corp.†	1,090	4,000

Steel-Producers — 0.0%
Commercial Metals Co.	2,300	47,564
Reliance Steel & Aluminum Co.	567	55,713
Shiloh Industries, Inc.†	1,120	1,590
United States Steel Corp.	710	4,729

		109,596

Telecom Equipment-Fiber Optics — 0.0%
Ciena Corp.†	1,320	78,553

Telecommunication Equipment — 0.0%
Viavi Solutions, Inc.†	3,940	54,490

Telephone-Integrated — 0.7%
AT&T, Inc.	19,015	562,463
GCI Liberty, Inc., Class A†	966	75,725
KT Corp.	4,655	93,081
Nippon Telegraph & Telephone Corp.	36,800	851,839
SoftBank Group Corp.	3,900	245,627
Telecom Italia SpA (RSP)	290,896	116,702
Telephone & Data Systems, Inc.	2,400	46,608
Verizon Communications, Inc.	4,206	241,761

		2,233,806

Television — 0.0%
Nexstar Media Group, Inc., Class A	620	54,343
Sinclair Broadcast Group, Inc., Class A	600	12,360

		66,703

Textile-Products — 0.0%
Culp, Inc.	1,220	13,542

Theaters — 0.0%
Cinemark Holdings, Inc.	2,090	24,725

Therapeutics — 0.1%
Neurocrine Biosciences, Inc.†	600	72,216
Sarepta Therapeutics, Inc.†	510	78,295

		150,511

Tobacco — 0.5%
Altria Group, Inc.	9,125	375,494
Philip Morris International, Inc.	12,761	980,172
Vector Group, Ltd.	3,428	30,235

		1,385,901

Tools-Hand Held — 0.1%
Snap-on, Inc.	238	34,717
Stanley Black & Decker, Inc.	2,106	322,892

		357,609

Transport-Marine — 0.0%
Kirby Corp.†	410	18,958

456

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Transport-Rail — 0.7%
Canadian Pacific Railway, Ltd.	340	$93,561
Central Japan Railway Co.	1,600	193,259
Kansas City Southern	595	102,251
Norfolk Southern Corp.	2,648	508,972
Union Pacific Corp.	6,681	1,158,151

		2,056,194

Transport-Services — 0.4%
FedEx Corp.	385	64,834
Hub Group, Inc., Class A†	970	51,313
United Parcel Service, Inc., Class B	7,840	1,119,238

		1,235,385

Transport-Truck — 0.2%
JB Hunt Transport Services, Inc.	3,132	405,281
XPO Logistics, Inc.†	670	50,263

		455,544

Veterinary Diagnostics — 0.1%
Elanco Animal Health, Inc.†	14,828	350,386

Vitamins & Nutrition Products — 0.0%
USANA Health Sciences, Inc.†	360	29,225

Water — 0.1%
American Water Works Co., Inc.	1,593	234,601
Arch Resources, Inc., Class A	278	8,624
Essential Utilities, Inc.	1,973	89,475

		332,700

Web Hosting/Design — 0.2%
Endurance International Group Holdings, Inc.†	5,060	28,690
GoDaddy, Inc., Class A†	1,130	79,417
NIC, Inc.	1,420	31,126
VeriSign, Inc.†	306	64,774
Wix.com, Ltd.†	994	288,737

		492,744

Web Portals/ISP — 2.1%
Alphabet, Inc., Class A†	742	1,104,059
Alphabet, Inc., Class C†	3,175	4,708,398
Baidu, Inc. ADR†	749	89,430
NAVER Corp.	1,010	255,555
Z Holdings Corp.	43,100	227,477

		6,384,919

Wire & Cable Products — 0.1%
Prysmian SpA	10,679	273,847

Wireless Equipment — 0.1%
InterDigital, Inc.	679	40,754
Motorola Solutions, Inc.	2,199	307,420
Ubiquiti, Inc.	180	33,354
ViaSat, Inc.†	750	28,470

		409,998

Total Common Stocks (cost $214,896,122)		246,417,936

Security Description	Shares/ Principal Amount	Value (Note 2)
CONVERTIBLE PREFERRED SECURITIES — 0.1%
Drug Delivery Systems — 0.0%
Becton Dickinson and Co. Series B 6.00%	$520	$31,356

Electric-Distribution — 0.0%
Sempra Energy Series A 6.00%	525	53,623

Electric-Integrated — 0.1%
Southern Co. 6.75%	2,698	124,432

Tools-Hand Held — 0.0%
Stanley Black & Decker, Inc. 5.00%	33	37,455

Total Convertible Preferred Securities (cost $252,727)		246,866

ASSET BACKED SECURITIES — 0.9%
Diversified Financial Services — 0.9%
Angel Oak Mtg. Trust LLC VRS Series 2020-3, Class A1 1.69% due 04/25/2065*(4)(5)	63,706	63,839
Applebee’s Funding LLC/IHOP Funding LLC Series 2019-1A, Class A2I 4.19% due 06/07/2049*	75,000	64,481
Avis Budget Rental Car Funding AESOP LLC Series 2020-1A, Class B 2.68% due 08/20/2026*	100,000	98,501
Avis Budget Rental Car Funding AESOP LLC Series 2019-1A, Class A 3.45% due 03/20/2023*	100,000	100,496
Avis Budget Rental Car Funding AESOP LLC Series 2019-2A, Class B 3.55% due 09/22/2025*	105,000	105,820
BBCMS Trust FRS Series 2018-CBM, Class A 1.17% (1 ML+1.00%) due 07/15/2037*(3)	43,000	40,871
BFLD Trust FRS Series 2019-DPLO, Class C 1.71% (1 ML+1.54%) due 10/15/2034*(3)	55,000	50,585
Cantor Commercial Real Estate Lending VRS Series 2019-CF1, Class 65A 4.41% due 05/15/2052*(3)(4)	100,000	100,977
CIM Trust VRS Series 2019-INV3, Class A15 3.50% due 08/25/2049*(4)(5)	78,169	80,117
CNH Equipment Trust Series 2019-C, Class B 2.35% due 04/15/2027	80,000	80,584
COLT Mtg, Loan Trust VRS Series 2020-3, Class A1 1.51% due 04/27/2065*(4)(5)	98,190	98,722

457

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Deephaven Residential Mtg. Trust VRS Series 2019-2A, Class A1 3.56% due 04/25/2059*(4)(5)	$51,136	$51,348
Enterprise Fleet Financing LLC Series 2018-2, Class A2 3.14% due 02/20/2024*	44,473	44,923
Fontainebleau Miami Beach Trust Series 2019-FBLU, Class C 3.75% due 12/10/2036*(3)	100,000	95,662
Galton Funding Mtg. Trust VRS Series 2019-1, Class A42 4.00% due 02/25/2059*(4)(5)	33,107	33,530
GMF Floorplan Owner Revolving Trust Series 2019-1, Class C 3.06% due 04/15/2024*	101,000	100,525
Great Wolf Trust FRS Series 2019-WOLF, Class C 1.81% (1 ML+1.63%) due 12/15/2036*(3)	30,000	27,686
GS Mtg. Securities Trust VRS Series 2020-INV1, Class A14 3.00% due 08/25/2050*(4)(5)	103,075	106,674
GS Mtg. Securities Trust Series 2019-GSA1, Class B 3.51% due 11/10/2052(3)	47,000	48,334
Homeward Opportunities Fund I Trust VRS Series 2019-3, Class A1 2.68% due 11/25/2059*(4)(5)	86,474	87,393
Homeward Opportunities Fund I Trust VRS Series 2018-1, Class A1 3.77% due 06/25/2048*(4)(5)	45,383	45,410
JPMorgan Mtg. Trust FRS Series 2020-INV1, Class A11 1.01% (1 ML+0.83%) due 08/25/2050*(5)	22,807	22,665
JPMorgan Mtg. Trust VRS Series 2019-INV2, Class A3 3.50% due 02/25/2050*(4)(5)	20,889	21,542
JPMorgan Mtg. Trust VRS Series 2019-INV3, Class A3 3.50% due 05/25/2050*(4)(5)	49,980	51,453
JPMorgan Mtg. Trust VRS Series 2019-INV3, Class A15 3.50% due 05/25/2050*(4)(5)	45,815	46,836
JPMorgan Mtg. Trust VRS Series 2020-INV1, Class A3 3.50% due 08/25/2050*(4)(5)	86,667	89,146
Morgan Stanley Capital I Trust Series 2018-H4, Class A4 4.31% due 12/15/2051(3)	55,000	65,802
Navient Private Education Refi Loan Trust Series 2019-GA, Class A 2.40% due 10/15/2068*	85,416	87,404
Navient Private Education Refi Loan Trust Series 2019-FA, Class A2 2.60% due 08/15/2068*	100,000	103,542

Security Description	Principal Amount	Value (Note 2)
Diversified Financial Services (continued)
New Orleans Hotel Trust FRS Series 2019-HNLA, Class C 1.76% (1 ML+1.59%) due 04/15/2032*(3)	$100,000	$90,502
OBX Trust FRS Series 2019-EXP3, Class 2A2 1.72% (1 ML+1.10%) due 10/25/2059*(5)	80,214	80,710
Planet Fitness Master Issuer LLC Series 2018-1A, Class A2I 4.26% due 09/05/2048*	93,338	93,268
Santander Retail Auto Lease Trust Series 2019-A, Class A3 2.77% due 06/20/2022*	40,000	40,943
Sequoia Mtg. Trust VRS Series 2018-CH3, Class A2 4.00% due 08/25/2048*(4)(5)	37,108	38,151
SMB Private Education Loan Trust Series 2020-A, Class A2A 2.23% due 09/15/2037*	100,000	102,676
SMB Private Education Loan Trust Series 2016-A, Class A2A 2.70% due 05/15/2031*	51,345	52,540
SMB Private Education Loan Trust Series 2017-A, Class A2A 2.88% due 09/15/2034*	67,623	70,052
Starwood Mtg. Residential Trust VRS Series 2019-INV1, Class A3 2.92% due 09/27/2049*(4)(5)	82,633	82,731
Verus Securitization Trust VRS Series 2019-INV3, Class A1 2.69% due 11/25/2059*(4)(5)	91,224	92,443
Vista Point Securitization Trust VRS Series 2020-1, Class A1 1.76% due 03/25/2065*(4)(5)	98,010	98,102
World Omni Automobile Lease Securitization Trust Series 2018-A, Class B 3.06% due 05/15/2023	40,000	40,206
World Omni Select Auto Trust Series 2019-A, Class B 2.17% due 12/15/2025	40,000	41,076

Total Asset Backed Securities (cost $2,948,976)		2,938,268

U.S. CORPORATE BONDS & NOTES — 5.2%
Advertising Agencies — 0.0%
Interpublic Group of Cos., Inc. Senior Notes 3.50% due 10/01/2020	5,000	5,024
Omnicom Group, Inc./Omnicom Capital, Inc. Senior Notes 3.65% due 11/01/2024	50,000	55,373

		60,397

Aerospace/Defense — 0.1%
Lockheed Martin Corp. Senior Notes 4.70% due 05/15/2046	25,000	36,550
Northrop Grumman Corp. Senior Notes 3.85% due 04/15/2045	50,000	62,397

458

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Aerospace/Defense (continued)
Raytheon Technologies Corp. Senior Notes 4.45% due 11/16/2038	$50,000	$64,600

		163,547

Agricultural Operations — 0.0%
Bunge, Ltd. Finance Corp. Company Guar. Notes 3.00% due 09/25/2022	25,000	25,994

Airlines — 0.1%
American Airlines Pass-Through Trust Pass-Through Certs. Series 2019-1, Class AA 3.15% due 08/15/2033	142,767	133,166
Delta Air Lines, Inc. Senior Notes 2.60% due 12/04/2020	30,000	29,921
Delta Air Lines, Inc. Senior Notes 3.80% due 04/19/2023	20,000	18,614
United Airlines Pass-Through Trust Pass-Through Certs. Series 2019-1, Class AA 4.15% due 02/25/2033	102,216	99,432

		281,133

Applications Software — 0.0%
Microsoft Corp. Senior Notes 3.13% due 11/03/2025	25,000	28,223

Auto-Cars/Light Trucks — 0.2%
BMW US Capital LLC Company Guar. Notes 2.95% due 04/14/2022*	80,000	83,422
BMW US Capital LLC Company Guar. Notes 3.25% due 08/14/2020*	50,000	50,041
General Motors Financial Co., Inc. Senior Notes 4.20% due 11/06/2021	105,000	108,672
Harley-Davidson Financial Services, Inc. Company Guar. Notes 3.55% due 05/21/2021*	25,000	25,367
Hyundai Capital America Senior Notes 2.38% due 02/10/2023*	45,000	45,862
Hyundai Capital America Senior Notes 2.85% due 11/01/2022*	28,000	28,764
Hyundai Capital America Senior Notes 3.45% due 03/12/2021*	25,000	25,300
Nissan Motor Acceptance Corp. Senior Notes 3.65% due 09/21/2021*	35,000	35,260
Toyota Motor Credit Corp. Senior Notes 2.95% due 04/13/2021	35,000	35,649
Volkswagen Group of America Finance LLC* Company Guar. Notes 3.35% due 05/13/2025	200,000	218,272

		656,609

Security Description	Principal Amount	Value (Note 2)
Auto-Heavy Duty Trucks — 0.1%
PACCAR Financial Corp. Senior Notes 2.65% due 05/10/2022	$105,000	$109,281
PACCAR Financial Corp. Senior Notes 3.10% due 05/10/2021	30,000	30,652

		139,933

Banks-Commercial — 0.1%
M&T Bank Corp. Senior Notes 3.55% due 07/26/2023	60,000	65,764
SunTrust Bank Senior Notes 3.50% due 08/02/2022	65,000	66,842
Truist Financial Corp. Senior Notes 1.95% due 06/05/2030	95,000	100,130

		232,736

Banks-Super Regional — 0.2%
Fifth Third Bancorp Senior Notes 1.63% due 05/05/2023	45,000	46,253
KeyCorp Senior Notes 2.25% due 04/06/2027	95,000	101,428
Wells Fargo & Co. Senior Notes 2.39% due 06/02/2028	75,000	78,570
Wells Fargo & Co. Senior Notes 3.07% due 01/24/2023	175,000	181,170
Wells Fargo & Co. Senior Notes 3.50% due 03/08/2022	50,000	52,322
Wells Fargo & Co. Senior Notes 3.58% due 05/22/2028	85,000	95,271

		555,014

Beverages-Non-alcoholic — 0.0%
Keurig Dr Pepper, Inc. Company Guar. Notes 3.55% due 05/25/2021	40,000	41,002

Brewery — 0.1%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.15% due 01/23/2025	100,000	114,114
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 5.55% due 01/23/2049	50,000	70,281

		184,395

Broadcast Services/Program — 0.0%
Fox Corp. Senior Notes 4.03% due 01/25/2024	15,000	16,637

Building Products-Cement — 0.0%
Martin Marietta Materials, Inc. Senior Notes 4.25% due 12/15/2047	50,000	59,825

459

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Cable/Satellite TV — 0.1%
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.75% due 02/15/2028	$25,000	$28,032
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.50% due 02/01/2024	25,000	27,753
Comcast Corp. Company Guar. Notes 1.95% due 01/15/2031	70,000	73,129
Comcast Corp. Company Guar. Notes 2.65% due 02/01/2030	30,000	33,216
Comcast Corp. Company Guar. Notes 3.13% due 07/15/2022	75,000	79,100
Comcast Corp. Company Guar. Notes 3.90% due 03/01/2038	115,000	143,954

		385,184

Cellular Telecom — 0.0%
Crown Castle Towers LLC Senior Sec. Notes 3.72% due 07/15/2043*	25,000	26,121

Chemicals-Diversified — 0.0%
Dow Chemical Co. Senior Notes 3.15% due 05/15/2024	30,000	32,275

Chemicals-Specialty — 0.0%
Ecolab, Inc. Senior Notes 3.25% due 12/01/2027	50,000	57,525

Commercial Services — 0.0%
RELX Capital, Inc. Company Guar. Notes 3.00% due 05/22/2030	50,000	55,493
RELX Capital, Inc. Company Guar. Notes 3.50% due 03/16/2023	10,000	10,714

		66,207

Commercial Services-Finance — 0.0%
PayPal Holdings, Inc. Senior Notes 2.40% due 10/01/2024	105,000	112,592

Computers — 0.1%
Apple, Inc. Senior Notes 2.95% due 09/11/2049	75,000	86,448
Apple, Inc. Senior Notes 3.25% due 02/23/2026	100,000	113,488
Apple, Inc. Senior Notes 3.75% due 09/12/2047	50,000	64,446

		264,382

Security Description	Principal Amount	Value (Note 2)
Containers-Paper/Plastic — 0.0%
Packaging Corp. of America Senior Notes 3.65% due 09/15/2024	$50,000	$55,024

Cosmetics & Toiletries — 0.0%
Unilever Capital Corp. Company Guar. Notes 3.00% due 03/07/2022	110,000	114,676

Data Processing/Management — 0.0%
Fidelity National Information Services, Inc. Senior Notes 4.25% due 05/15/2028	25,000	30,298
Fiserv, Inc. Senior Notes 3.20% due 07/01/2026	35,000	39,448

		69,746

Diversified Banking Institutions — 0.6%
Bank of America Corp. FRS Senior Notes 0.95% (3 ML+0.65%) due 06/25/2022	50,000	50,130
Bank of America Corp. Senior Notes 2.68% due 06/19/2041	100,000	106,485
Bank of America Corp. Senior Notes 3.50% due 04/19/2026	75,000	85,067
Bank of America Corp. Senior Notes 4.33% due 03/15/2050	280,000	383,755
Citigroup, Inc. Senior Notes 2.35% due 08/02/2021	50,000	50,989
Citigroup, Inc. Senior Notes 2.57% due 06/03/2031	190,000	202,003
Citigroup, Inc. Senior Notes 4.65% due 07/23/2048	25,000	35,139
Goldman Sachs Group, Inc. Senior Notes 3.00% due 04/26/2022	75,000	76,367
Goldman Sachs Group, Inc. Senior Notes 3.80% due 03/15/2030	125,000	146,513
Goldman Sachs Group, Inc. Senior Notes 4.41% due 04/23/2039	25,000	31,961
Goldman Sachs Group, Inc. Senior Notes 5.75% due 01/24/2022	50,000	53,799
JPMorgan Chase & Co. Sub. Notes 2.96% due 05/13/2031	40,000	43,568
JPMorgan Chase & Co. Sub. Notes 3.38% due 05/01/2023	20,000	21,427
JPMorgan Chase & Co. Senior Notes 3.78% due 02/01/2028	100,000	114,833

460

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
JPMorgan Chase & Co. Senior Notes 3.90% due 01/23/2049	$100,000	$128,842
JPMorgan Chase & Co. Senior Notes 4.50% due 01/24/2022	50,000	53,010
Morgan Stanley Senior Notes 3.13% due 07/27/2026	100,000	112,292
Morgan Stanley Senior Notes 3.59% due 07/22/2028	75,000	85,771
Morgan Stanley Sub. Notes 4.10% due 05/22/2023	25,000	27,185

		1,809,136

Diversified Manufacturing Operations — 0.1%
3M Co. Senior Notes 3.25% due 08/26/2049	105,000	127,654
General Electric Capital Corp. Senior Notes 3.10% due 01/09/2023	40,000	42,169
General Electric Capital Corp. Senior Notes 5.88% due 01/14/2038	50,000	59,476

		229,299

Drug Delivery Systems — 0.0%
Becton Dickinson and Co. Senior Notes 3.70% due 06/06/2027	33,000	37,766

E-Commerce/Products — 0.1%
Amazon.com, Inc. Senior Notes 2.80% due 08/22/2024	25,000	27,239
Amazon.com, Inc. Senior Notes 4.95% due 12/05/2044	65,000	97,996

		125,235

E-Commerce/Services — 0.0%
Expedia, Inc. Company Guar. Notes 5.00% due 02/15/2026	15,000	15,827
Priceline Group, Inc. Senior Notes 3.60% due 06/01/2026	25,000	28,160

		43,987

Electric-Distribution — 0.1%
CenterPoint Energy, Inc. Senior Notes 3.60% due 11/01/2021	30,000	31,160
Commonwealth Edison Co. 1st Mtg. Bonds 4.35% due 11/15/2045	25,000	34,044
Metropolitan Edison Co. Senior Notes 4.30% due 01/15/2029*	100,000	116,585

Security Description	Principal Amount	Value (Note 2)
Electric-Distribution (continued)
National Rural Utilities Cooperative Finance Corp. Senior Notes 2.90% due 03/15/2021	$20,000	$20,343
Sempra Energy Senior Notes 2.90% due 02/01/2023	35,000	36,969

		239,101

Electric-Generation — 0.0%
Vistra Operations Co. LLC Senior Sec. Notes 3.55% due 07/15/2024*	35,000	36,820

Electric-Integrated — 0.3%
AEP Texas, Inc. Senior Notes 3.45% due 01/15/2050	90,000	106,562
American Electric Power Co., Inc. Senior Notes 3.65% due 12/01/2021	5,000	5,200
Appalachian Power Co. Senior Notes 4.40% due 05/15/2044	50,000	62,890
Berkshire Hathaway Energy Co. Senior Notes 3.80% due 07/15/2048	25,000	31,816
Dominion Resources, Inc. Senior Notes 2.75% due 09/15/2022	25,000	25,948
Duke Energy Corp. Senior Notes 2.65% due 09/01/2026	50,000	55,007
Eversource Energy Senior Notes 3.30% due 01/15/2028	30,000	33,677
Eversource Energy Senior Notes 3.80% due 12/01/2023	20,000	21,969
Exelon Corp. Senior Notes 3.40% due 04/15/2026	25,000	28,313
FirstEnergy Transmission LLC Senior Notes 4.35% due 01/15/2025*	25,000	27,665
Florida Power & Light Co. 1st Mtg. Bonds 4.13% due 06/01/2048	25,000	34,979
Mississippi Power Co. Senior Notes 3.95% due 03/30/2028	30,000	34,858
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 3.34% due 09/01/2020	80,000	80,184
Pacific Gas & Electric Co. 1st Mtg. Notes 2.10% due 08/01/2027	55,000	54,878
PacifiCorp 1st Mtg. Notes 4.13% due 01/15/2049	25,000	33,788
San Diego Gas & Electric Co. 1st Mtg. Notes 4.10% due 06/15/2049	55,000	72,413

461

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Electric-Integrated (continued)
Southern Co. Senior Notes 4.40% due 07/01/2046	$25,000	$31,645
Virginia Electric & Power Co. Senior Notes 2.88% due 07/15/2029	100,000	113,371

		855,163

Electric-Transmission — 0.0%
Oncor Electric Delivery Co. LLC Senior Sec. Notes 4.10% due 11/15/2048	50,000	67,903

Electronic Components-Semiconductors — 0.1%
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 2.20% due 01/15/2021	10,000	10,060
Microchip Technology, Inc. Senior Sec. Notes 3.92% due 06/01/2021	10,000	10,237
Micron Technology, Inc. Senior Notes 2.50% due 04/24/2023	65,000	67,862
Texas Instruments, Inc. Senior Notes 1.75% due 05/04/2030	35,000	36,713

		124,872

Electronic Measurement Instruments — 0.0%
Keysight Technologies, Inc. Senior Notes 4.55% due 10/30/2024	25,000	28,395
Roper Technologies, Inc. Senior Notes 2.00% due 06/30/2030	30,000	31,290
Roper Technologies, Inc. Senior Notes 2.95% due 09/15/2029	20,000	22,437
Roper Technologies, Inc. Senior Notes 3.80% due 12/15/2026	25,000	29,149

		111,271

Enterprise Software/Service — 0.0%
Oracle Corp. Senior Notes 2.40% due 09/15/2023	25,000	26,427

Finance-Credit Card — 0.1%
American Express Co. Senior Notes 2.20% due 10/30/2020	35,000	35,102
American Express Co. Senior Notes 3.70% due 11/05/2021	60,000	62,325
Capital One Financial Corp. Senior Notes 3.20% due 01/30/2023	85,000	89,940
Capital One Financial Corp. Senior Notes 3.90% due 01/29/2024	25,000	27,369

Security Description	Principal Amount	Value (Note 2)
Finance-Credit Card (continued)
Discover Financial Services Senior Notes 3.85% due 11/21/2022	$68,000	$72,408
The Western Union Co. Senior Notes 2.85% due 01/10/2025	20,000	21,052

		308,196

Finance-Leasing Companies — 0.0%
Air Lease Corp. Senior Notes 2.50% due 03/01/2021	15,000	15,048
Air Lease Corp. Senior Notes 3.50% due 01/15/2022	15,000	15,176

		30,224

Finance-Other Services — 0.0%
Intercontinental Exchange, Inc. Senior Notes 3.45% due 09/21/2023	60,000	65,281

Food-Meat Products — 0.0%
Tyson Foods, Inc. Senior Notes 5.10% due 09/28/2048	25,000	34,900

Gas-Distribution — 0.1%
NiSource, Inc. Senior Notes 3.65% due 06/15/2023	20,000	21,618
NiSource, Inc. Senior Notes 3.95% due 03/30/2048	115,000	143,067
Southern California Gas Co. 1st Mtg. Notes 4.13% due 06/01/2048	25,000	33,291

		197,976

Insurance Brokers — 0.1%
Aon Corp. Company Guar. Notes 2.20% due 11/15/2022	85,000	88,298
Marsh & McLennan Cos., Inc. Senior Notes 2.25% due 11/15/2030	35,000	37,546
Marsh & McLennan Cos., Inc. Senior Notes 3.50% due 06/03/2024	30,000	32,921
Willis North America, Inc. Company Guar. Notes 4.50% due 09/15/2028	50,000	60,264

		219,029

Insurance-Life/Health — 0.2%
Aflac, Inc. Senior Notes 4.75% due 01/15/2049	55,000	75,456
AXA Equitable Holdings, Inc. Senior Notes 3.90% due 04/20/2023	10,000	10,766
Equitable Financial Life Global Funding* Sec. Notes 1.40% due 07/07/2025	55,000	55,636

462

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Insurance-Life/Health (continued)
Lincoln National Corp. Senior Notes 4.35% due 03/01/2048	$25,000	$30,380
Principal Financial Group, Inc. Company Guar. Notes 2.13% due 06/15/2030	125,000	129,863
Principal Financial Group, Inc. Company Guar. Notes 3.70% due 05/15/2029	25,000	29,343
Principal Financial Group, Inc. Company Guar. Notes 4.30% due 11/15/2046	25,000	31,973
Protective Life Global Funding* Sec. Notes 1.17% due 07/15/2025	195,000	196,819
Teachers Insurance & Annuity Association of America Sub. Notes 4.27% due 05/15/2047*	25,000	31,769
Voya Financial, Inc. Company Guar. Notes 3.13% due 07/15/2024	30,000	32,344

		624,349

Insurance-Mutual — 0.1%
Liberty Mutual Group, Inc. Company Guar. Notes 4.25% due 06/15/2023*	25,000	27,445
Liberty Mutual Group, Inc. Company Guar. Notes 4.50% due 06/15/2049*	80,000	93,677
New York Life Global Funding* Sec. Notes 1.10% due 05/05/2023	20,000	20,406
New York Life Global Funding Sec. Notes 3.25% due 08/06/2021*	30,000	30,933

		172,461

Insurance-Property/Casualty — 0.0%
ACE INA Holdings, Inc. Company Guar. Notes 3.35% due 05/15/2024	25,000	27,704
Fidelity National Financial, Inc. Senior Notes 4.50% due 08/15/2028	55,000	62,321

		90,025

Machinery-Construction & Mining — 0.0%
Caterpillar Financial Services Corp. Senior Notes 3.15% due 09/07/2021	60,000	61,844

Machinery-Farming — 0.0%
John Deere Capital Corp. Senior Notes 2.35% due 01/08/2021	15,000	15,136

Medical Instruments — 0.1%
Alcon Finance Corp.* Company Guar. Notes 2.60% due 05/27/2030	200,000	215,214

Security Description	Principal Amount	Value (Note 2)
Medical Instruments (continued)
Boston Scientific Corp. Senior Notes 3.75% due 03/01/2026	$95,000	$109,407

		324,621

Medical Products — 0.0%
Abbott Laboratories Senior Notes 1.15% due 01/30/2028	80,000	82,034
Abbott Laboratories Senior Notes 3.40% due 11/30/2023	17,000	18,551

		100,585

Medical-Biomedical/Gene — 0.0%
Biogen, Inc. Senior Notes 2.25% due 05/01/2030	85,000	88,735

Medical-Drugs — 0.2%
AbbVie, Inc. Senior Notes 2.30% due 05/14/2021	25,000	25,333
AbbVie, Inc.* Senior Notes 4.25% due 11/21/2049	110,000	139,939
AbbVie, Inc. Senior Notes 4.70% due 05/14/2045	75,000	98,034
Bristol-Myers Squibb Co. Senior Notes 3.88% due 08/15/2025	75,000	86,469
Bristol-Myers Squibb Co. Senior Notes 4.25% due 10/26/2049	90,000	129,024
Zoetis, Inc. Senior Notes 2.00% due 05/15/2030	100,000	105,822

		584,621

Medical-HMO — 0.1%
Anthem, Inc. Senior Notes 2.50% due 11/21/2020	25,000	25,152
Anthem, Inc. Senior Notes 4.55% due 03/01/2048	115,000	157,001
UnitedHealth Group, Inc. Senior Notes 2.00% due 05/15/2030	35,000	37,309
UnitedHealth Group, Inc. Senior Notes 4.63% due 11/15/2041	25,000	34,124
UnitedHealth Group, Inc. Senior Notes 4.75% due 07/15/2045	75,000	107,599

		361,185

Medical-Hospitals — 0.2%
Centra Health, Inc. Notes 4.70% due 01/01/2048	45,000	58,926
CommonSpirit Health Senior Sec. Notes 2.76% due 10/01/2024	40,000	41,887

463

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Medical-Hospitals (continued)
HCA, Inc. Senior Sec. Notes 4.13% due 06/15/2029	$65,000	$76,080
MedStar Health, Inc. Sec. Notes 3.63% due 08/15/2049	130,000	147,284
Partners Healthcare System, Inc. Notes 3.19% due 07/01/2049	95,000	106,920
Stanford Health Care Notes 3.80% due 11/15/2048	10,000	12,749
West Virginia United Health System Obligated Group Sec. Notes 4.92% due 06/01/2048	50,000	64,034

		507,880

Medical-Wholesale Drug Distribution — 0.0%
Cardinal Health, Inc. Senior Notes 3.41% due 06/15/2027	40,000	45,501
Cardinal Health, Inc. Senior Notes 3.75% due 09/15/2025	25,000	28,316
McKesson Corp. Senior Notes 3.65% due 11/30/2020	30,000	30,329

		104,146

Multimedia — 0.0%
Walt Disney Co. Company Guar. Notes 5.65% due 08/15/2020	25,000	25,040

Non-Hazardous Waste Disposal — 0.0%
Republic Services, Inc. Senior Notes 2.50% due 08/15/2024	40,000	42,873
Republic Services, Inc. Senior Notes 3.38% due 11/15/2027	30,000	34,705

		77,578

Oil Companies-Exploration & Production — 0.2%
Cimarex Energy Co. Senior Notes 4.38% due 03/15/2029	90,000	93,629
ConocoPhillips Co. Company Guar. Notes 4.95% due 03/15/2026	50,000	60,693
Continental Resources, Inc. Company Guar. Notes 4.38% due 01/15/2028	25,000	23,320
Diamondback Energy, Inc. Company Guar. Notes 4.75% due 05/31/2025	45,000	48,945
EOG Resources, Inc. Senior Notes 2.63% due 03/15/2023	100,000	105,233
Hess Corp. Senior Notes 4.30% due 04/01/2027	25,000	26,274

Security Description	Principal Amount	Value (Note 2)
Oil Companies-Exploration & Production (continued)
Marathon Oil Corp. Senior Notes 4.40% due 07/15/2027	$25,000	$25,315
Occidental Petroleum Corp. Senior Notes 2.60% due 08/13/2021	6,000	5,925
Occidental Petroleum Corp. Senior Notes 2.90% due 08/15/2024	110,000	103,532

		492,866

Oil Companies-Integrated — 0.0%
BP Capital Markets America, Inc. Company Guar. Notes 2.52% due 09/19/2022	25,000	25,967
Chevron Corp. Senior Notes 2.00% due 05/11/2027	40,000	42,763

		68,730

Oil-Field Services — 0.0%
Schlumberger Holdings Corp. Senior Notes 3.75% due 05/01/2024*	25,000	27,169

Pharmacy Services — 0.1%
Cigna Corp. Company Guar. Notes 3.00% due 07/15/2023	25,000	26,688
Cigna Corp. Company Guar. Notes 3.25% due 04/15/2025	50,000	55,231
Cigna Corp. Company Guar. Notes 3.75% due 07/15/2023	24,000	26,149
Cigna Corp. Company Guar. Notes 3.88% due 10/15/2047	50,000	61,063
Cigna Corp. Company Guar. Notes 4.80% due 07/15/2046	25,000	33,765
CVS Health Corp. Senior Notes 3.88% due 07/20/2025	50,000	56,697
CVS Health Corp. Senior Notes 5.05% due 03/25/2048	100,000	137,749

		397,342

Pipelines — 0.2%
Boardwalk Pipelines LP Company Guar. Notes 4.95% due 12/15/2024	50,000	54,326
Cameron LNG LLC Senior Sec. Notes 2.90% due 07/15/2031*	20,000	22,233
Cameron LNG LLC Senior Sec. Notes 3.70% due 01/15/2039*	15,000	17,288
Enbridge Energy Partners LP Company Guar. Notes 7.38% due 10/15/2045	45,000	67,850
Energy Transfer Operating LP Company Guar. Notes 5.25% due 04/15/2029	35,000	38,019

464

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
Enterprise Products Operating LLC Company Guar. Notes 3.50% due 02/01/2022	$85,000	$88,632
Florida Gas Transmission Co. LLC Senior Notes 4.35% due 07/15/2025*	50,000	56,651
Kinder Morgan Energy Partners LP Company Guar. Notes 6.95% due 01/15/2038	50,000	69,611
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 4.50% due 12/15/2026	25,000	26,902
Sabine Pass Liquefaction LLC* Senior Sec. Notes 4.50% due 05/15/2030	25,000	28,839
Transcontinental Gas Pipe Line Co. LLC Senior Notes 4.60% due 03/15/2048	20,000	24,794

		495,145

Real Estate Investment Trusts — 0.4%
Alexandria Real Estate Equities, Inc. Company Guar. Notes 4.00% due 01/15/2024	5,000	5,549
Alexandria Real Estate Equities, Inc. Company Guar. Notes 4.00% due 02/01/2050	110,000	143,981
American Campus Communities Operating Partnership LP Company Guar. Notes 3.30% due 07/15/2026	45,000	47,348
American Campus Communities Operating Partnership LP Company Guar. Notes 3.63% due 11/15/2027	55,000	58,499
Brixmor Operating Partnership LP Senior Notes 3.25% due 09/15/2023	25,000	25,766
Brixmor Operating Partnership LP Senior Notes 4.05% due 07/01/2030	45,000	47,374
Duke Realty LP Senior Notes 4.00% due 09/15/2028	70,000	83,414
Essex Portfolio LP Company Guar. Notes 4.00% due 03/01/2029	90,000	106,462
Essex Portfolio LP Company Guar. Notes 4.50% due 03/15/2048	15,000	20,304
Healthcare Realty Trust, Inc. Senior Notes 3.63% due 01/15/2028	55,000	59,362
Healthpeak Properties, Inc. Senior Notes 2.88% due 01/15/2031	25,000	26,526
Kilroy Realty LP Company Guar. Notes 3.45% due 12/15/2024	30,000	31,556
Life Storage LP Company Guar. Notes 4.00% due 06/15/2029	40,000	45,318

Security Description	Principal Amount	Value (Note 2)
Real Estate Investment Trusts (continued)
National Retail Properties, Inc. Senior Notes 4.80% due 10/15/2048	$50,000	$58,620
Prologis LP Senior Notes 2.13% due 04/15/2027	15,000	16,083
Simon Property Group LP Senior Notes 2.75% due 02/01/2023	50,000	52,079
Simon Property Group LP Senior Notes 3.80% due 07/15/2050	100,000	109,065
VEREIT Operating Partnership LP Company Guar. Notes 3.10% due 12/15/2029	70,000	70,901
VEREIT Operating Partnership LP Company Guar. Notes 3.95% due 08/15/2027	25,000	26,768
VEREIT Operating Partnership LP Company Guar. Notes 4.63% due 11/01/2025	60,000	65,943
WP Carey, Inc. Senior Notes 3.85% due 07/15/2029	90,000	97,338

		1,198,256

Retail-Auto Parts — 0.1%
AutoZone, Inc. Senior Notes 3.13% due 04/18/2024	65,000	70,324
AutoZone, Inc. Senior Notes 3.13% due 04/21/2026	50,000	55,201
O’Reilly Automotive, Inc. Senior Notes 3.60% due 09/01/2027	25,000	28,776
O’Reilly Automotive, Inc. Senior Notes 3.90% due 06/01/2029	95,000	112,571

		266,872

Retail-Discount — 0.0%
Walmart, Inc. Senior Notes 3.40% due 06/26/2023	50,000	54,299

Retail-Mail Order — 0.0%
QVC, Inc. Senior Sec. Notes 4.38% due 03/15/2023	65,000	67,756

Schools — 0.1%
Georgetown University Notes 4.32% due 04/01/2049	50,000	67,312
Northwestern University Bonds 2.64% due 12/01/2050	75,000	83,234
Stanford University Notes 1.29% due 06/01/2027	70,000	71,619

		222,165

465

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Semiconductor Components-Integrated Circuits — 0.1%
QUALCOMM, Inc. Senior Notes 2.15% due 05/20/2030	$90,000	$96,543
QUALCOMM, Inc. Senior Notes 3.25% due 05/20/2027	29,000	33,244

		129,787

Steel-Producers — 0.0%
Nucor Corp. Senior Notes 2.70% due 06/01/2030	50,000	54,212
Nucor Corp. Senior Notes 3.95% due 05/01/2028	35,000	41,108

		95,320

Telephone-Integrated — 0.2%
AT&T, Inc. Senior Notes 2.25% due 02/01/2032	180,000	184,382
AT&T, Inc. Senior Notes 3.00% due 06/30/2022	100,000	104,419
AT&T, Inc. Senior Notes 3.40% due 05/15/2025	75,000	83,426
AT&T, Inc. Senior Notes 4.50% due 03/09/2048	55,000	67,362
Verizon Communications, Inc. Senior Notes 4.52% due 09/15/2048	30,000	41,638
Verizon Communications, Inc. Senior Notes 5.15% due 09/15/2023	100,000	114,192
Verizon Communications, Inc. Senior Notes 5.50% due 03/16/2047	25,000	38,893

		634,312

Tobacco — 0.1%
Altria Group, Inc. Company Guar. Notes 2.35% due 05/06/2025	15,000	15,956
Altria Group, Inc. Company Guar. Notes 3.49% due 02/14/2022	20,000	20,911
Altria Group, Inc. Company Guar. Notes 5.80% due 02/14/2039	60,000	78,607
BAT Capital Corp. Company Guar. Notes 2.76% due 08/15/2022	50,000	51,987

		167,461

Toys — 0.0%
Hasbro, Inc. Senior Notes 3.00% due 11/19/2024	45,000	47,500

Security Description	Principal Amount	Value (Note 2)
Transport-Equipment & Leasing — 0.0%
GATX Corp. Senior Notes 4.35% due 02/15/2024	$60,000	$65,612

Transport-Rail — 0.1%
Burlington Northern Santa Fe LLC Senior Notes 4.15% due 04/01/2045	25,000	33,211
Burlington Northern Santa Fe LLC Senior Notes 4.15% due 12/15/2048	25,000	34,157
CSX Corp. Senior Notes 4.30% due 03/01/2048	25,000	33,467
Kansas City Southern Company Guar. Notes 2.88% due 11/15/2029	70,000	76,782

		177,617

Total U.S. Corporate Bonds & Notes (cost $14,413,131)		15,938,178

FOREIGN CORPORATE BONDS & NOTES — 2.0%
Advertising Services — 0.0%
WPP Finance 2010 Company Guar. Notes 3.63% due 09/07/2022	80,000	83,535
WPP Finance 2010 Company Guar. Notes 3.75% due 09/19/2024	25,000	27,431

		110,966

Auto-Cars/Light Trucks — 0.0%
Toyota Motor Corp. Senior Notes 3.18% due 07/20/2021	30,000	30,826

Banks-Commercial — 0.2%
Bank of Montreal Senior Notes 3.10% due 04/13/2021	35,000	35,725
Banque Federative du Credit Mutuel SA Senior Notes 2.13% due 11/21/2022*	200,000	206,745
Danske Bank A/S* Senior Notes 1.23% due 06/22/2024	245,000	247,647
Royal Bank of Canada Senior Notes 1.60% due 04/17/2023	70,000	72,199
Svenska Handelsbanken AB Company Guar. Notes 3.35% due 05/24/2021	25,000	25,619
Toronto-Dominion Bank Senior Notes 1.15% due 06/12/2025	180,000	184,065
Toronto-Dominion Bank Senior Notes 2.50% due 12/14/2020	50,000	50,401

		822,401

Building Products-Cement — 0.0%
Boral Finance Pty, Ltd. Company Guar. Notes 3.00% due 11/01/2022*	2,000	2,039

466

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Cellular Telecom — 0.2%
America Movil SAB de CV Senior Notes 2.88% due 05/07/2030	$200,000	$217,700
Rogers Communications, Inc. Company Guar. Notes 3.70% due 11/15/2049	50,000	59,330
Rogers Communications, Inc. Company Guar. Notes 4.30% due 02/15/2048	25,000	32,189
Rogers Communications, Inc. Company Guar. Notes 4.35% due 05/01/2049	80,000	105,124
Vodafone Group PLC Senior Notes 3.75% due 01/16/2024	60,000	65,885
Vodafone Group PLC Senior Notes 4.88% due 06/19/2049	60,000	78,311

		558,539

Chemicals-Diversified — 0.0%
LYB International Finance II BV Company Guar. Notes 3.50% due 03/02/2027	50,000	56,095

Commercial Services-Finance — 0.1%
Experian Finance PLC Company Guar. Notes 2.75% due 03/08/2030*	200,000	219,774

Diversified Banking Institutions — 0.6%
Banco Santander SA Senior Notes 3.49% due 05/28/2030	200,000	221,217
Bank of Nova Scotia Senior Notes 3.13% due 04/20/2021	35,000	35,734
Barclays PLC Senior Notes 2.85% due 05/07/2026	225,000	238,538
BNP Paribas SA* Senior Notes 2.22% due 06/09/2026	215,000	223,934
HSBC Holdings PLC Senior Notes 2.85% due 06/04/2031	205,000	215,408
Lloyds Banking Group PLC Senior Notes 1.33% due 06/15/2023	220,000	222,041
Mitsubishi UFJ Financial Group, Inc. Senior Notes 2.19% due 02/25/2025	200,000	210,530
Mitsubishi UFJ Financial Group, Inc. Senior Notes 3.54% due 07/26/2021	55,000	56,727
NatWest Markets PLC* Senior Notes 2.38% due 05/21/2023	200,000	206,817
Sumitomo Mitsui Financial Group, Inc. Senior Notes 3.75% due 07/19/2023	55,000	59,762
UBS Group AG Senior Notes 1.36% due 01/30/2027*	260,000	262,396

		1,953,104

Security Description	Principal Amount	Value (Note 2)
Electronic Components-Semiconductors — 0.0%
NXP BV/NXP Funding LLC/NXP USA, Inc. Company Guar. Notes 3.15% due 05/01/2027*	$10,000	$10,889

Finance-Leasing Companies — 0.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 4.88% due 01/16/2024	150,000	152,373
Avolon Holdings Funding, Ltd. Company Guar. Notes 3.95% due 07/01/2024*	30,000	27,303
Avolon Holdings Funding, Ltd. Company Guar. Notes 5.25% due 05/15/2024*	75,000	70,001

		249,677

Insurance Brokers — 0.0%
Trinity Acquisition PLC Company Guar. Notes 3.50% due 09/15/2021	25,000	25,654

Medical-Drugs — 0.1%
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.88% due 09/23/2023	50,000	53,269
Takeda Pharmaceutical Co., Ltd. Senior Notes 2.05% due 03/31/2030	220,000	225,970

		279,239

Medical-Generic Drugs — 0.1%
Perrigo Finance Unlimited Co. Company Guar. Notes 4.38% due 03/15/2026	200,000	222,434

Non-Ferrous Metals — 0.1%
Corp Nacional del Cobre de Chile Senior Notes 3.15% due 01/14/2030*	200,000	214,846

Oil Companies-Exploration & Production — 0.1%
Canadian Natural Resources, Ltd. Senior Notes 2.95% due 01/15/2023	25,000	26,026
Canadian Natural Resources, Ltd. Senior Notes 2.95% due 07/15/2030	70,000	71,571
Canadian Natural Resources, Ltd. Senior Notes 6.25% due 03/15/2038	25,000	31,548
Woodside Finance, Ltd. Company Guar. Notes 3.70% due 03/15/2028*	25,000	26,426
Woodside Finance, Ltd. Company Guar. Notes 4.50% due 03/04/2029*	55,000	61,913

		217,484

Oil Companies-Integrated — 0.1%
BP Capital Markets PLC Company Guar. Notes 3.28% due 09/19/2027	25,000	28,241

467

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Oil Companies-Integrated (continued)
BP Capital Markets PLC Company Guar. Notes 3.28% due 09/19/2027	$50,000	$56,482
Shell International Finance BV Company Guar. Notes 3.25% due 05/11/2025	25,000	27,991
Suncor Energy, Inc. Senior Notes 3.10% due 05/15/2025	35,000	38,012
Suncor Energy, Inc. Senior Notes 3.60% due 12/01/2024	35,000	38,368
Total Capital International SA Company Guar. Notes 2.43% due 01/10/2025	155,000	165,959
Total Capital International SA Company Guar. Bonds 2.99% due 06/29/2041	105,000	117,387

		472,440

Paper & Related Products — 0.1%
Celulosa Arauco y Constitucion SA Senior Notes 4.20% due 01/29/2030*	200,000	209,500

Pipelines — 0.1%
Enbridge, Inc. Company Guar. Notes 4.00% due 10/01/2023	25,000	27,245
Enbridge, Inc. Company Guar. Notes 5.50% due 12/01/2046	113,000	151,463
TransCanada PipeLines, Ltd. Senior Notes 2.50% due 08/01/2022	25,000	25,893

		204,601

Steel-Producers — 0.0%
ArcelorMittal Senior Notes 4.55% due 03/11/2026	35,000	38,001

Transport-Equipment & Leasing — 0.1%
SMBC Aviation Capital Finance DAC Company Guar. Notes 3.55% due 04/15/2024*	210,000	217,692

Total Foreign Corporate Bonds & Notes (cost $5,769,080)		6,116,201

U.S. GOVERNMENT AGENCIES — 0.1%
Federal Home Loan Mtg. Corp. — 0.0%
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS
Series 2018-DNA1, Class M2AT 1.22% (1 ML+1.05%) due 07/25/2030(5)	64,003	62,875
Series 2018-HQA1, Class M2AS 1.27% (1 ML+1.10%) due 09/25/2030(5)	50,914	48,868
Series 2020-DNA1, Class M1 1.87% (1 ML+0.70%) due 01/25/2050*(5)	5,987	5,981

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal Home Loan Mtg. Corp. (continued)
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk REMIC FRS Series 2020-DNA3, Class M1 5.27% (1 ML+1.50%) due 06/25/2050*(5)	$35,000	$35,000

		152,724

Federal National Mtg. Assoc. — 0.0%
Federal National Mtg. Assoc. Connecticut Avenue Securities FRS Series 2020-R02, Class 2M1 0.92% (1 ML+0.75%) due 01/25/2040*(5)	24,071	23,991

Government National Mtg. Assoc. — 0.1%
3.00% due 01/20/2035	29,512	30,943
3.00% due 02/20/2050	19,869	20,561
3.00% due 03/20/2050	3,967	4,105
3.00% due 05/20/2050	39,662	41,073
3.50% due 09/20/2049	5,758	6,208
3.50% due 10/20/2049	5,291	5,834
3.50% due 01/20/2050	12,551	13,536
3.50% due 02/20/2050	9,599	10,346
4.50% due 02/20/2046	8,430	9,291
4.50% due 08/20/2048	11,649	12,521
5.00% due 12/20/2048	20,531	22,264
5.50% due 03/20/2049	3,635	3,970
Government National Mtg. Assoc. REMIC FRS Series 2019-78, Class FB 0.59% (1 ML+0.40%) due 06/20/2049(5)	37,443	37,424

		218,076

Total U.S. Government Agencies (cost $396,872)		394,791

U.S. GOVERNMENT TREASURIES — 8.5%
United States Treasury Bonds — 2.8%
1.13% due 05/15/2040	991,000	1,017,207
1.25% due 05/15/2050	65,000	65,856
2.00% due 02/15/2050	610,000	732,882
2.25% due 08/15/2046	102,000	126,540
2.25% due 08/15/2049	755,000	951,565
2.50% due 02/15/2045	99,500	128,040
2.50% due 05/15/2046	50,200	65,056
2.75% due 08/15/2047(6)	505,000	689,404
2.75% due 11/15/2047	175,300	239,737
2.88% due 08/15/2045	52,000	71,419
2.88% due 11/15/2046	59,000	81,842
3.00% due 11/15/2045	77,500	108,848
3.00% due 02/15/2047	21,000	29,824
3.00% due 05/15/2047	83,200	118,303
3.00% due 02/15/2048	138,000	197,372
3.00% due 08/15/2048	385,500	553,674
3.13% due 11/15/2041	160,000	224,400
3.13% due 05/15/2048	180,500	264,143
3.38% due 05/15/2044	57,000	83,817
3.50% due 02/15/2039	1,920,000	2,787,300
3.63% due 02/15/2044	61,000	92,770
4.50% due 02/15/2036	10,000	15,590

468

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT TREASURIES (continued)
United States Treasury Bonds (continued)
4.75% due 02/15/2041	$27,000	$46,109

		8,691,698

United States Treasury Notes — 5.7%
0.25% due 05/31/2025	765,000	766,703
0.38% due 03/31/2022	735,000	737,957
0.38% due 04/30/2025	3,065,000	3,089,784
0.63% due 05/15/2030	285,000	287,360
1.13% due 02/28/2022	1,870,000	1,899,511
1.50% due 10/31/2024	80,000	84,459
1.50% due 11/30/2024	1,100,000	1,162,477
2.00% due 05/31/2024	2,470,000	2,643,672
2.50% due 01/31/2024	1,645,000	1,779,685
2.63% due 02/28/2023	1,060,000	1,128,320
2.75% due 08/31/2023	1,180,000	1,274,861
2.88% due 04/30/2025	2,085,000	2,347,335
2.88% due 05/15/2028	160,000	189,881
3.13% due 05/15/2021	260,000	266,094

		17,658,099

Total U.S. Government Treasuries (cost $24,134,792)		26,349,797

MUNICIPAL BONDS & NOTES — 0.7%
Central Texas Turnpike System Revenue Bonds Series C 3.03% due 08/15/2041	105,000	103,580
Chicago O’Hare International Airport Revenue Bonds Series B 6.40% due 01/01/2040	50,000	76,319
County of Cook, IL General Obligation Bonds 6.23% due 11/15/2034	160,000	227,963
County of Miami-Dade, FL Transit System Revenue Bonds Series B 5.62% due 07/01/2040	25,000	34,472
County of Washoe NV Revenue Bonds 7.97% due 02/01/2040	40,000	64,330
Dallas/Fort Worth International Airport Revenue Bonds Series A 2.99% due 11/01/2038	60,000	62,329
Dallas/Fort Worth International Airport Series C Revenue Bonds 3.09% due 11/01/2040	135,000	136,953
Denver Schools Certificate Participation Series B 4.24% due 12/15/2037	25,000	30,696
Florida State Development Finance Corp. Revenue Bonds Series B 4.11% due 04/01/2050	145,000	146,695
Grand Parkway Transportation Corp. Revenue Bonds 3.24% due 10/01/2052	80,000	85,011

Security Description	Principal Amount	Value (Note 2)

Great Lakes Water Authority Sewage Disposal System Revenue Revenue Bonds 3.06% due 07/01/2039	$30,000	$33,192
Illinois Municipal Electric Agency Revenue Bonds 6.83% due 02/01/2035	95,000	130,946
Los Angeles County Public Works Financing Authority Revenue Bonds 7.49% due 08/01/2033	50,000	71,489
Metropolitan Transportation Authority Revenue Bonds 5.87% due 11/15/2039	10,000	11,838
Metropolitan Water Reclamation District of Greater Chicago General Obligation Bonds 5.72% due 12/01/2038	50,000	73,664
Miami Dade Co. Water & Sewer System Revenue Bonds Series C 3.49% due 10/01/2042	40,000	43,734
Municipal Electric Authority of Georgia Revenue Bonds 6.66% due 04/01/2057	49,000	75,196
New York State Dormitory Authority Revenue Bonds Series B 4.85% due 07/01/2048	100,000	118,927
Rutgers The State University of New Jersey Revenue Bonds 5.67% due 05/01/2040	50,000	70,391
San Jose Redevelopment Agency Successor Agency Tax Allocation Series A-T 3.38% due 08/01/2034	5,000	5,446
State of California General Obligation Bonds 7.63% due 03/01/2040	50,000	90,006
Texas A&M University Revenue Bonds Series B 3.33% due 05/15/2039	125,000	136,721
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds 3.92% due 12/31/2049	115,000	127,123
University of California Revenue Bonds 5.77% due 05/15/2043	20,000	29,231
Utah State Transit Authority Revenue Bonds Series B 3.44% due 12/15/2042	130,000	139,768
Virginia Commonwealth University Health System Authority Revenue Bonds Series A 4.96% due 01/01/2044	25,000	32,923

469

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)
MUNICIPAL BONDS & NOTES (continued)
Western Minnesota Municipal Power Agency Revenue Bonds Series A 3.16% due 01/01/2039	$100,000	$111,280

Total Municipal Bonds & Notes (cost $2,070,304)		2,270,223

FOREIGN GOVERNMENT OBLIGATIONS — 0.1%
Regional Authority — 0.1%
Province of Manitoba, Canada Senior Notes 2.60% due 04/16/2024	86,000	92,628
Province of New Brunswick, Canada Senior Notes 3.63% due 02/24/2028	25,000	29,613
Province of Ontario, Canada Senior Notes 2.20% due 10/03/2022	75,000	77,989

Total Foreign Government Obligations (cost $186,108)		200,230

Total Long-Term Investment Securities (cost $265,068,112)		300,872,490

SHORT-TERM INVESTMENT SECURITIES — 2.3%
Registered Investment Companies — 2.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.09%(7)	6,944,810	6,944,810
T. Rowe Price Treasury Reserve Fund 0.17%(7)	102	102

		6,944,912

U.S. Government Treasuries — 0.0%
United States Treasury Bills 0.13% due 08/27/2020	$66,000	65,996

Total Short-Term Investment Securities (cost $7,010,906)		7,010,908

TOTAL INVESTMENTS (cost $272,079,018)(8)	99.8%	307,883,398
Other assets less liabilities	0.2	686,309

NET ASSETS	100.0%	$308,569,707

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2020, the aggregate value of these securities was $7,537,088 representing 2.4% of net assets.
(1)	Securities classified as Level 3 (see Note 2).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of July 31, 2020, the Portfolio held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks

ANT International Co., Ltd., Class C	06/07/2018	1,708	$9,582	$11,990	$7.02	0.00%

(3)	Commercial Mortgage Backed Security
(4)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(5)	Collateralized Mortgage Obligation
(6)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(7)	The rate shown is the 7-day yield as of July 31, 2020.
(8)	See Note 3 for cost of investments on a tax basis.

ADR — American Depositary Receipt

CDI — Chess Depositary Interest

Euronext Amsterdam — Euronext Stock Exchange, Amsterdam

NASDAQ — National Association of Securities Dealers Automated Quotations

REMIC — Real Estate Mortgage Investment Conduit

RSP — Risparmio Shares-Savings Shares on the Italian Stock Exchange

SDR — Swedish Depositary Receipt

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at July 31, 2020 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML — 1 Month USD LIBOR

3 ML — 3 Month USD LIBOR

470

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation

4	Long	U.S. Treasury 2 Year Notes	September 2020	$883,225	$883,938	$713

1	Long	U.S. Treasury 5 Year Notes	September 2020	125,501	126,125	624

6	Long	U.S. Treasury Long Bonds	September 2020	1,068,993	1,093,688	24,695

						$26,032

						Unrealized (Depreciation)

3	Short	U.S. Ultra 10 Year Notes	September 2020	$475,543	$477,750	$(2,207)

		Net Unrealized Appreciation (Depreciation)				$23,825

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Diversified Financial Services	$—	$—		$11,990	$11,990
Other Industries	200,399,345	46,006,601	**	—	246,405,946
Convertible Preferred Securities	246,866	—		—	246,866
Asset Backed Securities	—	2,938,268		—	2,938,268
U.S. Corporate Bonds & Notes	—	15,938,178		—	15,938,178
Foreign Corporate Bonds & Notes	—	6,116,201		—	6,116,201
U.S. Government Agencies	—	394,791		—	394,791
U.S. Government Treasuries	—	26,349,797		—	26,349,797
Municipal Bonds & Notes	—	2,270,223		—	2,270,223
Foreign Government Obligations	—	200,230		—	200,230
Short-Term Investment Securities:
Registered Investment Companies	6,944,912	—		—	6,944,912
U.S. Government Treasuries	—	65,996		—	65,996

Total Investments at Value	$207,591,123	$100,280,285		$11,990	$307,883,398

Other Financial Instruments:†
Futures Contracts	$26,032	$—		$—	$26,032

Other Financial Instruments:†
Futures Contracts	$2,207	$—		$—	$2,207

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no Level 3 transfers during the reporting period.

See Notes to Financial Statements

471

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO PROFILE — July 31, 2020 — (unaudited)

Industry Allocation*

Registered Investment Companies	12.3%
Federal National Mtg. Assoc.	4.2
E-Commerce/Products	3.4
Applications Software	3.3
Medical-Drugs	3.2
Diversified Banking Institutions	3.2
United States Treasury Bonds	2.4
Diversified Financial Services	2.3
Real Estate Investment Trusts	2.1
Web Portals/ISP	2.1
Electronic Components-Semiconductors	1.9
Banks-Commercial	1.9
Internet Content-Entertainment	1.9
Electric-Integrated	1.9
Computers	1.8
Government National Mtg. Assoc.	1.6
Finance-Credit Card	1.5
Diagnostic Equipment	1.5
Semiconductor Components-Integrated Circuits	1.3
Insurance-Multi-line	1.2
Commercial Services-Finance	1.2
United States Treasury Notes	1.2
Insurance-Life/Health	1.2
Uniform Mtg. Backed Securities	1.1
Medical-HMO	1.0
Medical Products	1.0
Telephone-Integrated	0.9
Semiconductor Equipment	0.9
Oil Companies-Exploration & Production	0.9
Diversified Manufacturing Operations	0.9
Cosmetics & Toiletries	0.8
Municipal Bonds & Notes	0.8
Medical Instruments	0.8
Food-Misc./Diversified	0.8
Cable/Satellite TV	0.8
Pipelines	0.7
Auto-Cars/Light Trucks	0.7
Industrial Gases	0.7
Data Processing/Management	0.7
Medical-Biomedical/Gene	0.7
Medical-Hospitals	0.7
Retail-Restaurants	0.7
Federal Home Loan Mtg. Corp.	0.7
Banks-Super Regional	0.7
Retail-Apparel/Shoe	0.7
Chemicals-Diversified	0.6
Oil Companies-Integrated	0.6
Electronic Measurement Instruments	0.6
Internet Content-Information/News	0.6
Transport-Rail	0.6
Electric-Distribution	0.6
Auto/Truck Parts & Equipment-Original	0.5
Pharmacy Services	0.5
Insurance Brokers	0.5
Enterprise Software/Service	0.5
Insurance-Property/Casualty	0.5
Instruments-Controls	0.4
E-Commerce/Services	0.4
Drug Delivery Systems	0.4
Commercial Services	0.4
Retail-Discount	0.4

Tobacco	0.4%
Gas-Distribution	0.4
Cellular Telecom	0.3
Computer Services	0.3
Containers-Paper/Plastic	0.3
Rental Auto/Equipment	0.3
Retail-Building Products	0.3
Networking Products	0.3
Beverages-Non-alcoholic	0.3
Paper & Related Products	0.3
Hotels/Motels	0.3
Broadcast Services/Program	0.3
Aerospace/Defense-Equipment	0.3
Oil Refining & Marketing	0.3
Transport-Services	0.2
Insurance-Reinsurance	0.2
Diversified Minerals	0.2
Electric-Generation	0.2
Aerospace/Defense	0.2
Finance-Other Services	0.2
Industrial Automated/Robotic	0.2
Gold Mining	0.2
Computer Aided Design	0.2
Machinery-Farming	0.2
Metal-Diversified	0.2
Internet Brokers	0.2
Airlines	0.2
Auto-Heavy Duty Trucks	0.2
Computer Software	0.2
Electronic Components-Misc.	0.2
Multimedia	0.2
Finance-Leasing Companies	0.2
Audio/Video Products	0.2
Cruise Lines	0.2
Machinery-Electrical	0.2
Distribution/Wholesale	0.2
Food-Meat Products	0.2
Import/Export	0.2
Brewery	0.2
Metal-Copper	0.1
Investment Management/Advisor Services	0.1
Oil-Field Services	0.1
Retail-Auto Parts	0.1
Beverages-Wine/Spirits	0.1
Entertainment Software	0.1
Building-Residential/Commercial	0.1
Food-Confectionery	0.1
Apparel Manufacturers	0.1
Real Estate Operations & Development	0.1
Dialysis Centers	0.1
Machinery-Material Handling	0.1
Steel-Producers	0.1
Chemicals-Specialty	0.1
Casino Hotels	0.1
Wireless Equipment	0.1
Telecom Services	0.1
Tools-Hand Held	0.1
Banks-Fiduciary	0.1
Machinery-General Industrial	0.1
Food-Retail	0.1
Web Hosting/Design	0.1

472

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO PROFILE — July 31, 2020 — (unaudited) — (continued)

Industry Allocation* (continued)

Retail-Automobile	0.1%
E-Marketing/Info	0.1
Human Resources	0.1
Insurance-Mutual	0.1
Veterinary Diagnostics	0.1
Non-Ferrous Metals	0.1
Food-Flour & Grain	0.1
Wire & Cable Products	0.1
Optical Supplies	0.1
Advertising Agencies	0.1
Transport-Equipment & Leasing	0.1
Finance-Investment Banker/Broker	0.1
Athletic Footwear	0.1
Agricultural Chemicals	0.1
Miscellaneous Manufacturing	0.1
Food-Catering	0.1
Electric Products-Misc.	0.1
Retail-Major Department Stores	0.1
Retail-Petroleum Products	0.1
Metal-Iron	0.1
Advertising Services	0.1
Engineering/R&D Services	0.1
Coatings/Paint	0.1
Retail-Regional Department Stores	0.1
Television	0.1
Photo Equipment & Supplies	0.1
Medical-Generic Drugs	0.1
Investment Companies	0.1
Medical-Wholesale Drug Distribution	0.1
Diversified Operations	0.1
Retail-Drug Store	0.1
Consulting Services	0.1
Gas-Transportation	0.1
Publishing-Periodicals	0.1
Internet Security	0.1
Sovereign	0.1
Metal-Aluminum	0.1
Vitamins & Nutrition Products	0.1
Electronic Connectors	0.1
Direct Marketing	0.1
Building Products-Air & Heating	0.1
Satellite Telecom	0.1
Banks-Money Center	0.1

100.3%

Country Allocation*

United States	74.8%
Japan	4.1
United Kingdom	3.0
Switzerland	2.4
France	2.0
Germany	1.8
Canada	2.0
Cayman Islands	1.8
Netherlands	1.4
Ireland	1.5
Australia	0.9
Sweden	0.4
Norway	0.4
Taiwan	0.4
South Korea	0.3
Italy	0.3
Finland	0.2
Singapore	0.3
Jersey	0.2
Hong Kong	0.3
Luxembourg	0.2
China	0.2
Denmark	0.1
SupraNational	0.2
Panama	0.1
Spain	0.1
Mexico	0.2
Bermuda	0.2
Israel	0.1
Belgium	0.1
British Virgin Islands	0.1
New Zealand	0.1
Bahamas	0.1

100.3%

*	Calculated as a percentage of net assets

473

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 58.8%
Advertising Agencies — 0.1%
WPP PLC	157,958	$1,181,414

Advertising Services — 0.1%
Stroeer SE & Co. KGaA†	15,458	1,057,209

Aerospace/Defense — 0.1%
Boeing Co.	6,959	1,099,522
Northrop Grumman Corp.	1,516	492,715
Raytheon Technologies Corp.	1,385	78,502
Teledyne Technologies, Inc.†	1,635	501,454

		2,172,193

Aerospace/Defense-Equipment — 0.2%
L3Harris Technologies, Inc.	3,475	584,947
Meggitt PLC	332,396	1,178,845
Safran SA†	13,040	1,385,880

		3,149,672

Agricultural Chemicals — 0.0%
CF Industries Holdings, Inc.	7,689	240,896

Airlines — 0.0%
Alaska Air Group, Inc.	4,284	147,541
United Airlines Holdings, Inc.†	7,177	225,214

		372,755

Apparel Manufacturers — 0.1%
Burberry Group PLC	4,373	72,072
Kering SA	2,481	1,408,512
Samsonite International SA†*	400,500	375,533
Tapestry, Inc.	8,048	107,521
VF Corp.	4,761	287,374

		2,251,012

Applications Software — 3.3%
Intuit, Inc.	16,044	4,915,400
Microsoft Corp.	171,445	35,147,940
salesforce.com, Inc.†	38,639	7,528,809
ServiceNow, Inc.†	12,376	5,435,539

		53,027,688

Athletic Footwear — 0.1%
NIKE, Inc., Class B	13,948	1,361,464

Audio/Video Products — 0.2%
Panasonic Corp.	135,500	1,163,878
Sony Corp.	22,300	1,729,266

		2,893,144

Auto-Cars/Light Trucks — 0.3%
Ferrari NV	2,855	518,753
Honda Motor Co., Ltd.	28,000	680,281
Suzuki Motor Corp.	32,800	1,089,247
Toyota Motor Corp.	50,500	3,008,411

		5,296,692

Auto-Heavy Duty Trucks — 0.2%
Cummins, Inc.	8,418	1,626,863
PACCAR, Inc.	10,220	869,517

		2,496,380

Auto/Truck Parts & Equipment-Original — 0.4%
Aptiv PLC	4,890	380,198
Autoliv, Inc. SDR	15,706	1,028,009
Denso Corp.	22,400	826,631
Magna International, Inc.	68,584	3,166,523

Security Description	Shares	Value (Note 2)
Auto/Truck Parts & Equipment-Original (continued)
Stanley Electric Co., Ltd.	41,700	$995,063

		6,396,424

Banks-Commercial — 1.0%
Australia & New Zealand Banking Group, Ltd.	83,679	1,072,666
DBS Group Holdings, Ltd.	57,100	814,394
DNB ASA†	175,581	2,699,052
Erste Group Bank AG†	35,478	786,810
First Republic Bank	3,887	437,210
ING Groep NV†	266,951	1,850,786
Intesa Sanpaolo SpA†	434,663	882,958
National Bank of Canada	46,450	2,193,063
Standard Chartered PLC	99,736	506,962
Sumitomo Mitsui Trust Holdings, Inc.	32,800	846,984
SVB Financial Group†	1,543	346,048
Svenska Handelsbanken AB, Class A†	180,460	1,710,310
United Overseas Bank, Ltd.	100,700	1,414,841

		15,562,084

Banks-Fiduciary — 0.0%
Northern Trust Corp.	1,699	133,117
State Street Corp.	5,081	324,117

		457,234

Banks-Super Regional — 0.4%
Fifth Third Bancorp	63,137	1,253,901
Huntington Bancshares, Inc.	28,112	260,598
PNC Financial Services Group, Inc.	13,935	1,486,447
Wells Fargo & Co.	124,697	3,025,149

		6,026,095

Beverages-Non-alcoholic — 0.3%
Coca-Cola Co.	30,838	1,456,787
Keurig Dr Pepper, Inc.	17,097	522,997
Monster Beverage Corp.†	6,064	475,903
PepsiCo, Inc.	12,312	1,694,870

		4,150,557

Beverages-Wine/Spirits — 0.1%
Diageo PLC	60,548	2,218,728

Brewery — 0.1%
Constellation Brands, Inc., Class A	203	36,175
Kirin Holdings Co., Ltd.	47,800	924,597

		960,772

Building Products-Air & Heating — 0.1%
Johnson Controls International PLC	19,526	751,360

Building-Residential/Commercial — 0.1%
Lennar Corp., Class A	13,022	942,142
Persimmon PLC†	42,005	1,329,868

		2,272,010

Cable/Satellite TV — 0.3%
Charter Communications, Inc., Class A†	1,532	888,560
Comcast Corp., Class A	60,307	2,581,140
DISH Network Corp., Class A†	1,630	52,339
Liberty Broadband Corp., Class C†	5,940	815,384

		4,337,423

474

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Casino Hotels — 0.0%
MGM Resorts International	15,174	$244,150
Wynn Resorts, Ltd.	4,126	298,846

		542,996

Cellular Telecom — 0.1%
T-Mobile US, Inc.†	4,847	520,471
Vodafone Group PLC ADR	110,624	1,681,485

		2,201,956

Chemicals-Diversified — 0.6%
Asahi Kasei Corp.	185,900	1,334,302
BASF SE	25,083	1,389,007
Celanese Corp.	3,218	312,789
Covestro AG*	24,203	940,514
Croda International PLC	756	56,891
DuPont de Nemours, Inc.	26,011	1,391,068
Huntsman Corp.	2,214	40,959
Johnson Matthey PLC	58,183	1,714,977
Koninklijke DSM NV	755	115,286
PPG Industries, Inc.	16,860	1,814,979
Quaker Chemical Corp.	401	77,794
Symrise AG	463	57,845
Tosoh Corp.	15,600	210,185
Westlake Chemical Corp.	6,645	362,152

		9,818,748

Chemicals-Specialty — 0.1%
Shin-Etsu Chemical Co., Ltd.	500	58,628
Umicore SA	31,356	1,473,218
Victrex PLC	1,649	40,598

		1,572,444

Coatings/Paint — 0.1%
Akzo Nobel NV	561	53,006
RPM International, Inc.	3,486	284,423
Sherwin-Williams Co.	1,196	774,912

		1,112,341

Commercial Services — 0.3%
Amadeus IT Group SA	22,357	1,122,815
Cintas Corp.	2,293	692,188
CoStar Group, Inc.†	2,299	1,953,598
TechnoPro Holdings, Inc.	20,800	1,075,292

		4,843,893

Commercial Services-Finance — 1.0%
Equifax, Inc.	9,193	1,494,414
FleetCor Technologies, Inc.†	5,252	1,358,010
Global Payments, Inc.	29,603	5,269,926
IHS Markit, Ltd.	764	61,678
PayPal Holdings, Inc.†	33,320	6,533,052
S&P Global, Inc.	4,812	1,685,403
TransUnion	1,616	144,745

		16,547,228

Computer Aided Design — 0.2%
Synopsys, Inc.†	17,474	3,481,170

Computer Services — 0.3%
Accenture PLC, Class A	6,436	1,446,684
Cognizant Technology Solutions Corp., Class A	10,372	708,615
NTT Data Corp.	164,400	1,867,985
Teleperformance	4,269	1,249,352

		5,272,636

Security Description	Shares	Value (Note 2)
Computer Software — 0.2%
Citrix Systems, Inc.	2,171	$309,932
Splunk, Inc.†	10,219	2,144,151
Twilio, Inc., Class A†	810	224,710
Zoom Video Communications, Inc., Class A†	1,653	419,713

		3,098,506

Computers — 1.7%
Apple, Inc.	62,503	26,566,275

Consulting Services — 0.1%
Worley, Ltd.	161,753	946,239

Consumer Products-Misc. — 0.0%
Kimberly-Clark Corp.	3,942	599,342

Containers-Metal/Glass — 0.0%
Ball Corp.	1,366	100,579
Silgan Holdings, Inc.	1,162	44,446
Verallia SA*	1,383	46,434

		191,459

Containers-Paper/Plastic — 0.3%
Amcor PLC CDI	106,307	1,097,486
D.S. Smith PLC†	10,463	35,967
Packaging Corp. of America	30,307	2,913,109
Sealed Air Corp.	3,317	118,351
WestRock Co.	27,582	740,852

		4,905,765

Cosmetics & Toiletries — 0.8%
Estee Lauder Cos., Inc., Class A	611	120,697
L’Oreal SA	9,118	3,053,851
Pola Orbis Holdings, Inc.	19,600	324,198
Procter & Gamble Co.	18,859	2,472,792
Unilever PLC	109,296	6,564,339

		12,535,877

Data Processing/Management — 0.7%
Broadridge Financial Solutions, Inc.	312	41,914
DocuSign, Inc.†	6,099	1,322,446
Fidelity National Information Services, Inc.	35,338	5,170,303
Fiserv, Inc.†	39,893	3,980,922

		10,515,585

Decision Support Software — 0.0%
MSCI, Inc.	937	352,293

Dental Supplies & Equipment — 0.0%
Align Technology, Inc.†	67	19,686

Diagnostic Equipment — 1.4%
Danaher Corp.	63,018	12,843,069
Thermo Fisher Scientific, Inc.	21,834	9,038,184

		21,881,253

Dialysis Centers — 0.1%
Fresenius SE & Co. KGaA	44,970	2,247,181

Diamonds/Precious Stones — 0.0%
Alrosa PJSC	44,850	41,390

Distribution/Wholesale — 0.1%
Bunzl PLC	33,025	953,173
Toromont Industries, Ltd.	611	33,308

		986,481

475

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Diversified Banking Institutions — 1.5%
Bank of America Corp.	311,241	$7,743,676
BNP Paribas SA†	48,228	1,956,699
Goldman Sachs Group, Inc.	8,319	1,646,829
JPMorgan Chase & Co.	12,508	1,208,773
Lloyds Banking Group PLC	3,160,188	1,095,932
Macquarie Group, Ltd.	22,144	1,961,631
Mitsubishi UFJ Financial Group, Inc.	273,700	1,026,773
Morgan Stanley	156,016	7,626,062

		24,266,375

Diversified Financial Services — 0.0%
ANT International Co., Ltd., Class C†(1)(2)	57,396	402,920

Diversified Manufacturing Operations — 0.8%
General Electric Co.	891,154	5,409,305
Illinois Tool Works, Inc.	1,231	227,723
Parker-Hannifin Corp.	1,934	346,031
Siemens AG	45,299	5,804,588
Textron, Inc.	13,272	463,723

		12,251,370

Diversified Minerals — 0.2%
BHP Group PLC	78,340	1,708,598
BHP Group, Ltd.	71,172	1,886,352
Lundin Mining Corp.	15,010	84,046
Sumitomo Metal Mining Co., Ltd.	1,200	35,906
Teck Resources, Ltd., Class B	3,342	33,854

		3,748,756

Diversified Operations — 0.1%
CK Hutchison Holdings, Ltd.	151,000	986,006

Drug Delivery Systems — 0.3%
Becton Dickinson and Co.	17,543	4,935,548

E-Commerce/Products — 3.3%
Alibaba Group Holding, Ltd. ADR†	43,473	10,912,592
Amazon.com, Inc.†	12,438	39,362,290
ASOS PLC†	43,537	1,922,288
Etsy, Inc.†	2,697	319,271

		52,516,441

E-Commerce/Services — 0.3%
Booking Holdings, Inc.†	1,927	3,202,925
Match Group, Inc.†	13,725	1,409,557
Trip.com Group, Ltd . ADR†	983	26,738

		4,639,220

E-Marketing/Info — 0.1%
CyberAgent, Inc.	29,500	1,668,503

E-Services/Consulting — 0.0%
CDW Corp.	2,478	288,067

Electric Products-Misc. — 0.1%
Legrand SA	15,952	1,235,715

Electric-Distribution — 0.4%
Sempra Energy	49,514	6,162,512

Electric-Generation — 0.2%
Electric Power Development Co., Ltd.	55,700	759,364
Engie SA†	188,352	2,515,909

		3,275,273

Security Description	Shares	Value (Note 2)
Electric-Integrated — 1.3%
AES Corp.	18,824	$286,690
Ameren Corp.	41,785	3,352,828
American Electric Power Co., Inc.	5,009	435,182
Edison International	1,599	89,016
Entergy Corp.	17,540	1,843,980
Iberdrola SA	5,748	74,197
NextEra Energy, Inc.	35,400	9,936,780
Public Service Enterprise Group, Inc.	14,856	831,045
Southern Co.	65,391	3,571,003
Xcel Energy, Inc.	920	63,517

		20,484,238

Electronic Components-Misc. — 0.2%
Murata Manufacturing Co., Ltd.	29,900	1,872,852
Omron Corp.	16,600	1,191,494

		3,064,346

Electronic Components-Semiconductors — 1.8%
Advanced Micro Devices, Inc.†	40,677	3,149,620
Broadcom, Inc.	16,138	5,111,712
Hamamatsu Photonics KK	30,200	1,307,419
Marvell Technology Group, Ltd.	40,500	1,477,035
Micron Technology, Inc.†	73,670	3,687,552
NVIDIA Corp.	18,289	7,765,327
Samsung Electronics Co., Ltd.	79,025	3,846,321
Texas Instruments, Inc.	17,537	2,236,844
Xilinx, Inc.	5,386	578,187

		29,160,017

Electronic Connectors — 0.1%
Amphenol Corp., Class A	6,962	736,301
TE Connectivity, Ltd.	252	22,446

		758,747

Electronic Measurement Instruments — 0.5%
Agilent Technologies, Inc.	24,304	2,341,204
Fortive Corp.	12,268	861,091
Keysight Technologies, Inc.†	15,582	1,556,486
Roper Technologies, Inc.	8,125	3,513,656

		8,272,437

Engineering/R&D Services — 0.1%
Jacobs Engineering Group, Inc.	13,496	1,151,884

Enterprise Software/Service — 0.5%
Atlassian Corp. PLC, Class A†	4,040	713,666
Coupa Software, Inc.†	742	227,386
Oracle Corp.	6,357	352,496
Paycom Software, Inc.†	1,331	378,496
SAP SE	22,972	3,633,950
Veeva Systems, Inc., Class A†	2,731	722,541
Workday, Inc., Class A†	11,484	2,077,685

		8,106,220

Entertainment Software — 0.1%
Activision Blizzard, Inc.	1,395	115,269
Electronic Arts, Inc.†	5,376	761,349
Sea, Ltd. ADR†	12,034	1,470,555

		2,347,173

Finance-Auto Loans — 0.0%
Ally Financial, Inc.	22,005	442,300

476

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Finance-Credit Card — 1.3%
Capital One Financial Corp.	40,749	$2,599,786
Mastercard, Inc., Class A	26,383	8,139,947
Visa, Inc., Class A	52,101	9,920,031

		20,659,764

Finance-Investment Banker/Broker — 0.1%
Charles Schwab Corp.	14,992	496,985
Close Brothers Group PLC	21,901	315,320
Tradeweb Markets, Inc.	4,953	267,809

		1,080,114

Finance-Leasing Companies — 0.0%
Mitsubishi UFJ Lease & Finance Co., Ltd.	149,800	632,312

Finance-Other Services — 0.2%
Cboe Global Markets, Inc.	514	45,078
CME Group, Inc.	8,785	1,459,891
Intercontinental Exchange, Inc.	21,064	2,038,574

		3,543,543

Food-Catering — 0.1%
Compass Group PLC	90,019	1,244,806

Food-Confectionery — 0.1%
Barry Callebaut AG	553	1,151,381
Mondelez International, Inc., Class A	19,971	1,108,191

		2,259,572

Food-Flour & Grain — 0.1%
Wilmar International, Ltd.	448,600	1,519,900

Food-Meat Products — 0.2%
Tyson Foods, Inc., Class A	42,465	2,609,474

Food-Misc./Diversified — 0.7%
Conagra Brands, Inc.	22,878	856,781
Nestle SA	84,955	10,065,066

		10,921,847

Food-Retail — 0.1%
Seven & i Holdings Co., Ltd.	59,500	1,812,866

Forestry — 0.0%
West Fraser Timber Co., Ltd.	1,117	55,306

Garden Products — 0.0%
Toro Co.	516	36,817

Gas-Distribution — 0.3%
Atmos Energy Corp.	3,573	378,702
Beijing Enterprises Holdings, Ltd.	183,000	640,583
National Fuel Gas Co.	862	34,971
National Grid PLC	147,994	1,750,282
NiSource, Inc.	64,262	1,571,206

		4,375,744

Gold Mining — 0.2%
Agnico Eagle Mines, Ltd.	2,088	165,815
Alacer Gold Corp.†	650	5,023
Alamos Gold, Inc., Class A	1,689	17,868
AngloGold Ashanti, Ltd.	4,037	130,295
B2Gold Corp.	8,706	60,317
Barrick Gold Corp.	15,201	439,308
Centamin PLC	3,753	10,019
Centerra Gold, Inc.	1,130	14,173

Security Description	Shares	Value (Note 2)
Gold Mining (continued)
Cia de Minas Buenaventura SAA ADR	2,013	$23,874
Endeavour Mining Corp.†	100	2,694
Evolution Mining, Ltd.	13,205	55,770
Franco-Nevada Corp.	2,200	351,652
Gold Fields, Ltd.	7,239	94,950
Kinross Gold Corp.†	13,090	122,158
Kirkland Lake Gold, Ltd.	5,447	297,471
Newcrest Mining, Ltd.	6,942	175,845
Newmont Corp.	6,776	468,899
Northern Star Resources, Ltd.	24,496	273,157
Osisko Gold Royalties, Ltd.	903	10,584
Perseus Mining, Ltd.†	38,305	42,455
Polyus PJSC	334	76,177
Regis Resources, Ltd.	558	2,263
Sandstorm Gold, Ltd.†	1,144	11,018
Saracen Mineral Holdings, Ltd.†	2,318	9,991
Sibanye Stillwater, Ltd.†	25,788	72,620
Torex Gold Resources, Inc.†	183	3,209
Yamana Gold, Inc.	7,442	48,337
Zijin Mining Group Co., Ltd.	104,000	65,203

		3,051,145

Hotels/Motels — 0.3%
Hilton Worldwide Holdings, Inc.	32,992	2,476,049
Marriott International, Inc., Class A	25,568	2,143,238

		4,619,287

Human Resources — 0.1%
Recruit Holdings Co., Ltd.	52,400	1,626,302

Import/Export — 0.2%
Mitsubishi Corp.	51,900	1,047,768
Sumitomo Corp.	120,000	1,338,655

		2,386,423

Industrial Automated/Robotic — 0.2%
Rockwell Automation, Inc.	7,211	1,573,008
SMC Corp.	1,400	730,375
THK Co., Ltd.	51,000	1,189,807

		3,493,190

Industrial Gases — 0.7%
Air Liquide SA	13,609	2,246,721
Air Products & Chemicals, Inc.	988	283,190
Linde PLC	35,212	8,630,813

		11,160,724

Instruments-Controls — 0.4%
ABB, Ltd.	98,922	2,477,973
Honeywell International, Inc.	26,312	3,930,223

		6,408,196

Insurance Brokers — 0.4%
Marsh & McLennan Cos., Inc.	33,250	3,876,950
Willis Towers Watson PLC	11,304	2,373,953

		6,250,903

Insurance-Life/Health — 0.8%
AIA Group, Ltd.	137,600	1,233,093
Aviva PLC	256,063	891,401
AXA SA	163,218	3,266,639
Challenger, Ltd.	208,080	648,675
Equitable Holdings, Inc.	154,462	3,160,293
Principal Financial Group, Inc.	11,836	502,202

477

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Insurance-Life/Health (continued)
Sun Life Financial, Inc.	61,086	$2,381,052
Voya Financial, Inc.	4,013	198,242

		12,281,597

Insurance-Multi-line — 1.2%
Chubb, Ltd.	64,104	8,156,593
Direct Line Insurance Group PLC	145,970	569,123
Hartford Financial Services Group, Inc.	26,867	1,137,011
MetLife, Inc.	72,581	2,747,191
Ping An Insurance Group Co. of China, Ltd.	116,000	1,223,660
Sampo Oyj, Class A	55,214	2,005,669
Storebrand ASA†	243,591	1,336,242
Zurich Insurance Group AG	6,124	2,263,902

		19,439,391

Insurance-Property/Casualty — 0.4%
Berkshire Hathaway, Inc., Class B†	12,046	2,358,366
PICC Property & Casualty Co., Ltd.	1,534,000	1,200,589
Progressive Corp.	6,183	558,572
Tokio Marine Holdings, Inc.	52,900	2,234,181

		6,351,708

Insurance-Reinsurance — 0.2%
Muenchener Rueckversicherungs-Gesellschaft AG	14,334	3,810,976

Internet Brokers — 0.2%
E*TRADE Financial Corp.	53,052	2,693,450
TD Ameritrade Holding Corp.	13,303	477,445

		3,170,895

Internet Content-Entertainment — 1.9%
Facebook, Inc., Class A†	82,173	20,844,825
JOYY, Inc. ADR†	15,306	1,221,725
Netflix, Inc.†	15,449	7,552,707
Snap, Inc., Class A†	12,919	289,644

		29,908,901

Internet Content-Information/News — 0.6%
IAC/InterActiveCorp†	4,645	615,091
Spotify Technology SA†	4,403	1,135,181
Tencent Holdings, Ltd.	107,600	7,365,719

		9,115,991

Internet Security — 0.1%
NortonLifeLock, Inc.	41,679	894,015

Investment Companies — 0.1%
Melrose Industries PLC	900,260	1,015,225

Investment Management/Advisor Services — 0.0%
Raymond James Financial, Inc.	1,021	70,939
XP, Inc., Class A†	7,026	326,709

		397,648

Machinery-Construction & Mining — 0.0%
Caterpillar, Inc.	3,285	436,511
Epiroc AB, Class B	5,178	70,653
Weir Group PLC	4,092	64,604

		571,768

Machinery-Electrical — 0.2%
Mitsubishi Electric Corp.	203,100	2,656,474

Security Description	Shares	Value (Note 2)
Machinery-Farming — 0.2%
AGCO Corp.	686	$45,022
Deere & Co.	15,796	2,784,993

		2,830,015

Machinery-General Industrial — 0.1%
Atlas Copco AB, Class B	1,200	46,453
Bucher Industries AG	194	63,946
Otis Worldwide Corp.	15,003	941,288
Westinghouse Air Brake Technologies Corp.	5,557	345,590

		1,397,277

Machinery-Material Handling — 0.1%
KION Group AG	23,338	1,796,832

Machinery-Pumps — 0.0%
Cactus, Inc., Class A	1,559	35,264
Flowserve Corp.	8,457	235,697
Ingersoll Rand, Inc.†	13,997	442,165

		713,126

Medical Instruments — 0.7%
Alcon, Inc.†	11,810	713,636
Boston Scientific Corp.†	55,318	2,133,615
Elekta AB, Series B	126,123	1,293,655
Intuitive Surgical, Inc.†	7,396	5,069,514
Medtronic PLC	12,968	1,251,153

		10,461,573

Medical Labs & Testing Services — 0.0%
Evotec SE†	26,147	692,284

Medical Products — 0.9%
Abbott Laboratories	7,734	778,350
Cooper Cos., Inc.	368	104,118
Hologic, Inc.†	6,667	465,223
Koninklijke Philips NV†	106,335	5,523,973
Siemens Healthineers AG*	36,667	1,901,569
Stryker Corp.	29,337	5,670,842
Zimmer Biomet Holdings, Inc.	4,495	606,196

		15,050,271

Medical-Biomedical/Gene — 0.6%
Alexion Pharmaceuticals, Inc.†	1,881	192,784
Amgen, Inc.	5,367	1,313,144
Ascendis Pharma A/S ADR†	3,886	534,752
Biogen, Inc.†	1,252	343,912
CSL, Ltd.	3,796	732,108
Exact Sciences Corp.†	4,414	418,226
Gilead Sciences, Inc.	3,228	224,443
Incyte Corp.†	13,150	1,298,694
Regeneron Pharmaceuticals, Inc.†	558	352,695
Seattle Genetics, Inc.†	1,202	199,857
Vertex Pharmaceuticals, Inc.†	15,300	4,161,600

		9,772,215

Medical-Drugs — 2.8%
AbbVie, Inc.	64,216	6,094,740
Astellas Pharma, Inc.	266,100	4,164,168
Bausch Health Cos., Inc.†	46,806	855,146
Bayer AG	46,156	3,073,258
Bristol-Myers Squibb Co.	3,446	202,142
Eli Lilly & Co.	10,293	1,546,935
GlaxoSmithKline PLC ADR	66,561	2,683,739
Ipsen SA	11,154	1,077,459

478

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical-Drugs (continued)
Johnson & Johnson	15,122	$2,204,183
Merck & Co., Inc.	17,303	1,388,393
Novartis AG	64,452	5,337,841
Novartis AG ADR	1,672	137,338
Novo Nordisk A/S, Class B	14,935	985,361
Otsuka Holdings Co., Ltd.	44,500	1,850,185
Pfizer, Inc.	33,975	1,307,358
Roche Holding AG	18,225	6,306,004
Sanofi	32,663	3,414,649
Sanofi ADR	6,795	356,398
Takeda Pharmaceutical Co., Ltd. ADR	44,543	810,683
Zoetis, Inc.	12,473	1,891,905

		45,687,885

Medical-HMO — 0.9%
Anthem, Inc.	15,201	4,162,034
Centene Corp.†	36,933	2,409,878
Humana, Inc.	2,752	1,080,022
UnitedHealth Group, Inc.	24,632	7,458,077

		15,110,011

Medical-Hospitals — 0.2%
HCA Healthcare, Inc.	24,065	3,047,592

Medical-Wholesale Drug Distribution — 0.0%
McKesson Corp.	742	111,419

Metal-Aluminum — 0.0%
Norsk Hydro ASA†	27,111	76,370

Metal-Copper — 0.1%
Antofagasta PLC	131,018	1,772,554
ERO Copper Corp.†	3,603	43,361
First Quantum Minerals, Ltd.	5,488	46,380
Freeport-McMoRan, Inc.	7,932	102,482
OZ Minerals, Ltd.	4,310	42,157
Southern Copper Corp.	2,631	115,001

		2,121,935

Metal-Diversified — 0.2%
Anglo American PLC	6,583	162,455
Boliden AB	8,892	242,478
Glencore PLC	46,304	106,780
MMC Norilsk Nickel PJSC	353	93,300
Rio Tinto PLC	10,891	663,765
Rio Tinto, Ltd.	10,739	782,109
South32, Ltd.	561,301	825,239

		2,876,126

Metal-Iron — 0.0%
Fortescue Metals Group, Ltd.	5,743	71,386
Vale SA	25,119	292,334

		363,720

Miscellaneous Manufacturing — 0.1%
Knorr-Bremse AG	10,764	1,259,496

Multimedia — 0.2%
Walt Disney Co.	25,006	2,924,202

Networking Products — 0.3%
Cisco Systems, Inc.	36,746	1,730,736
Telefonaktiebolaget LM Ericsson, Class B	258,798	2,984,610

		4,715,346

Security Description	Shares	Value (Note 2)
Non-Ferrous Metals — 0.1%
Grupo Mexico SAB de CV, Class B	13,600	$34,448
IGO, Ltd.	367,930	1,213,240
Industrias Penoles SAB de CV	4,695	70,025

		1,317,713

Non-Hazardous Waste Disposal — 0.0%
Waste Connections, Inc.	5,222	534,576

Office Supplies & Forms — 0.0%
Avery Dennison Corp.	3,192	361,781

Oil Companies-Exploration & Production — 0.2%
Aker BP ASA	1,577	29,802
Concho Resources, Inc.	9,238	485,364
ConocoPhillips	24,839	928,730
Continental Resources, Inc.	3,393	58,665
Devon Energy Corp.	3,389	35,551
Diamondback Energy, Inc.	1,303	51,938
EOG Resources, Inc.	21,525	1,008,446
Hess Corp.	5,393	265,389
Kelt Exploration, Ltd.†	12,546	16,017
Kosmos Energy, Ltd.	11,366	18,299
Lundin Petroleum AB	3,083	71,433
Magnolia Oil & Gas Corp., Class A†	5,183	30,994
Parsley Energy, Inc., Class A	1,673	18,370
Pioneer Natural Resources Co.	4,118	399,117
Venture Global LNG, Inc., Series C†(1)(2)	3	11,544
WPX Energy, Inc.†	4,186	24,990

		3,454,649

Oil Companies-Integrated — 0.6%
Chevron Corp.	19,555	1,641,447
Equinor ASA	146,040	2,175,661
Exxon Mobil Corp.	23,607	993,382
Galp Energia SGPS SA	10,025	105,587
Royal Dutch Shell PLC, Class B ADR	31,444	889,865
Suncor Energy, Inc.	3,301	52,024
TOTAL SE	80,087	2,973,501
TOTAL SE ADR	13,014	490,107

		9,321,574

Oil Refining & Marketing — 0.1%
DCC PLC	17,248	1,549,112
Marathon Petroleum Corp.	8,166	311,941
Phillips 66	472	29,273

		1,890,326

Oil-Field Services — 0.1%
ChampionX Corp.†	3,704	35,225
Halliburton Co.	125,624	1,800,192
Schlumberger, Ltd.	8,539	154,897

		1,990,314

Optical Supplies — 0.1%
EssilorLuxottica SA†	11,273	1,497,729

Paper & Related Products — 0.2%
International Paper Co.	47,581	1,655,343
Mondi PLC	4,127	74,041
Stora Enso Oyj, Class R	141,857	1,791,279
Svenska Cellulosa AB SCA, Class B†	3,168	38,323
UPM-Kymmene Oyj	1,676	44,903

		3,603,889

479

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Pharmacy Services — 0.3%
Cigna Corp.	22,631	$3,908,147
CVS Health Corp.	20,618	1,297,697

		5,205,844

Photo Equipment & Supplies — 0.1%
Largan Precision Co., Ltd.	8,000	1,034,383

Pipelines — 0.4%
Enbridge, Inc.	69,713	2,230,816
Targa Resources Corp.	6,211	113,537
TC Energy Corp.	52,249	2,382,554
Williams Cos., Inc.	108,905	2,083,353

		6,810,260

Platinum — 0.0%
Anglo American Platinum, Ltd.	953	73,200
Impala Platinum Holdings, Ltd.	14,726	131,000
Northam Platinum, Ltd.†	6,210	48,858

		253,058

Poultry — 0.0%
Sanderson Farms, Inc.	705	78,604

Power Converter/Supply Equipment — 0.0%
Schneider Electric SE	463	53,943

Precious Metals — 0.0%
Polymetal International PLC	2,606	65,081
Wheaton Precious Metals Corp.	3,849	208,822

		273,903

Private Equity — 0.0%
KKR & Co., Inc., Class A	7,142	252,613

Real Estate Investment Trusts — 1.6%
Acadia Realty Trust	10,833	130,429
Alexander & Baldwin, Inc.	1,312	15,508
Alexandria Real Estate Equities, Inc.	3,391	602,072
American Campus Communities, Inc.	8,573	305,542
American Tower Corp.	3,549	927,673
AvalonBay Communities, Inc.	5,925	907,236
Boston Properties, Inc.	4,305	383,532
Camden Property Trust	3,721	337,904
Canadian Apartment Properties REIT	1,480	53,667
Crown Castle International Corp.	1,962	327,065
CubeSmart	5,997	177,931
CyrusOne, Inc.	573	47,800
Derwent London PLC	2,224	84,091
Digital Realty Trust, Inc.	1,036	166,319
Douglas Emmett, Inc.	8,284	241,396
EastGroup Properties, Inc.	825	109,444
EPR Properties	109	3,121
Equinix, Inc.	1,165	915,084
Equity LifeStyle Properties, Inc.	2,544	173,806
Equity Residential	10,337	554,373
Essex Property Trust, Inc.	1,883	415,653
Federal Realty Investment Trust	1,133	86,448
First Industrial Realty Trust, Inc.	424	18,622
Frasers Centrepoint Trust	23,700	41,462
Gecina SA	420	54,192
Goodman Group	8,142	98,428
Great Portland Estates PLC	158,003	1,224,286
Healthcare Realty Trust, Inc.	5,311	155,612

Security Description	Shares	Value (Note 2)
Real Estate Investment Trusts (continued)
Healthcare Trust of America, Inc., Class A	5,893	$162,706
Highwoods Properties, Inc.	1,349	51,721
Hoshino Resorts REIT, Inc.	9	35,167
Host Hotels & Resorts, Inc.	2,905	31,316
Hudson Pacific Properties, Inc.	3,884	91,546
Industrial & Infrastructure Fund Investment Corp.†	37	69,195
Inmobiliaria Colonial Socimi SA	4,115	35,189
JBG SMITH Properties	7,204	208,988
Kilroy Realty Corp.	1,464	85,307
Mapletree Industrial Trust	35,600	85,158
Mirvac Group	47,541	70,920
Mitsui Fudosan Logistics Park, Inc.	16	87,362
Mori Hills REIT Investment Corp	12	15,613
National Retail Properties, Inc.	279	9,891
Nippon Accommodations Fund, Inc.	12	77,552
Nippon Prologis REIT, Inc.	24	82,866
Paramount Group, Inc.	1,295	9,233
Pebblebrook Hotel Trust	749	7,939
Prologis, Inc.	91,361	9,631,277
PS Business Parks, Inc.	776	107,049
Public Storage	1,349	269,638
Rayonier, Inc.	2,234	62,061
Realty Income Corp.	541	32,487
Regency Centers Corp.	3,142	128,916
Rexford Industrial Realty, Inc.	2,625	123,191
SBA Communications Corp.	261	81,312
Scentre Group	355,831	517,923
Shaftesbury PLC	2,494	16,817
Simon Property Group, Inc.	5,865	365,683
SL Green Realty Corp.	8,110	377,115
Spirit Realty Capital, Inc.	201	6,926
Summit Industrial Income REIT	9,770	87,893
Sun Communities, Inc.	11,329	1,698,557
Sunstone Hotel Investors, Inc.	10,689	79,954
Terreno Realty Corp.	3,072	186,655
UNITE Group PLC†	7,843	96,834
Urban Edge Properties	3,147	32,981
VEREIT, Inc.	1,647	10,722
Welltower, Inc.	10,455	559,970
Weyerhaeuser Co.	56,408	1,568,706
WP Carey, Inc.	876	62,520

		25,881,552

Real Estate Management/Services — 0.0%
Deutsche Wohnen SE	2,799	136,126
Fabege AB	2,948	37,611
Hufvudstaden AB, Class A	1,505	19,577
Mitsubishi Estate Co., Ltd.	2,400	34,709

		228,023

Real Estate Operations & Development — 0.1%
Grainger PLC	8,160	31,157
Hang Lung Properties, Ltd.	39,000	95,779
Heiwa Real Estate Co., Ltd.†	1,400	34,133
Hongkong Land Holdings, Ltd.	14,300	54,515
Kojamo Oyj	3,470	86,441
Mitsui Fudosan Co., Ltd.	107,000	1,681,871
PSP Swiss Property AG	644	71,997
Shurgard Self Storage SA	1,699	66,756
Sun Hung Kai Properties, Ltd.	10,500	127,614

		2,250,263

480

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Rental Auto/Equipment — 0.2%
Ashtead Group PLC	31,789	$1,021,719
Element Fleet Management Corp.	222,757	1,869,266
United Rentals, Inc.†	5,913	918,703

		3,809,688

Retail-Apparel/Shoe — 0.6%
Burlington Stores, Inc.†	944	177,472
Lululemon Athletica, Inc.†	4,730	1,540,041
Moncler SpA†	42,373	1,637,513
Next PLC	20,208	1,450,431
Ross Stores, Inc.	30,320	2,718,794
Zalando SE†*	25,242	1,825,645

		9,349,896

Retail-Auto Parts — 0.1%
AutoZone, Inc.†	290	350,152
O’Reilly Automotive, Inc.†	3,473	1,657,941

		2,008,093

Retail-Automobile — 0.0%
CarMax, Inc.†	4,287	415,710

Retail-Building Products — 0.3%
Home Depot, Inc.	9,977	2,648,794
Kingfisher PLC	536,729	1,708,631
Lowe’s Cos., Inc.	5,100	759,441

		5,116,866

Retail-Discount — 0.4%
Costco Wholesale Corp.	3,689	1,200,880
Dollar General Corp.	16,464	3,134,746
Dollar Tree, Inc.†	3,984	371,906
Target Corp.	360	45,317
Walmart, Inc.	7,384	955,490

		5,708,339

Retail-Drug Store — 0.1%
Welcia Holdings Co., Ltd.	10,700	979,243

Retail-Major Department Stores — 0.1%
TJX Cos., Inc.	23,502	1,221,869

Retail-Perfume & Cosmetics — 0.0%
Ulta Beauty, Inc.†	682	131,619

Retail-Restaurants — 0.6%
Chipotle Mexican Grill, Inc.†	988	1,141,298
Darden Restaurants, Inc.	1,132	85,919
McDonald’s Corp.	21,589	4,194,311
Restaurant Brands International, Inc.	365	20,630
Starbucks Corp.	6,923	529,817
Yum! Brands, Inc.	33,476	3,047,990

		9,019,965

Rubber-Tires — 0.0%
Sumitomo Rubber Industries, Ltd.	48,200	402,886

Semiconductor Components-Integrated Circuits — 1.2%
Analog Devices, Inc.	3,045	349,718
Maxim Integrated Products, Inc.	4,904	333,914
NXP Semiconductors NV	49,798	5,852,759
QUALCOMM, Inc.	71,895	7,592,831
Renesas Electronics Corp.†	84,700	470,228
Taiwan Semiconductor Manufacturing Co., Ltd.	357,000	5,224,771

		19,824,221

Security Description	Shares	Value (Note 2)
Semiconductor Equipment — 0.9%
Applied Materials, Inc.	104,400	$6,716,052
ASML Holding NV (Euronext Amsterdam)	8,551	3,020,589
ASML Holding NV (NASDAQ)	1,492	527,750
Entegris, Inc.	881	63,353
KLA Corp.	1,772	354,099
Lam Research Corp.	6,689	2,522,823
Tokyo Electron, Ltd.	6,100	1,666,468

		14,871,134

Silver Mining — 0.0%
Pan American Silver Corp.	1,344	50,220

Software Tools — 0.0%
VMware, Inc., Class A†	1,576	220,971

Steel Pipe & Tube — 0.0%
Tenaris SA	7,248	42,422

Steel-Producers — 0.0%
ArcelorMittal†	5,604	62,328
BlueScope Steel, Ltd.	1,806	14,422
China Steel Corp.	78,000	52,498
Gerdau SA (Preference Shares)	8,875	29,688
JFE Holdings, Inc.	3,000	19,668
Nippon Steel Corp.	5,000	41,046
Nucor Corp.	2,004	84,068
POSCO	562	91,421
Reliance Steel & Aluminum Co.	977	96,000
Steel Dynamics, Inc.	1,914	52,463
thyssenkrupp AG†	4,203	32,698
voestalpine AG	1,244	27,572

		603,872

Telephone-Integrated — 0.6%
AT&T, Inc.	48,139	1,423,952
KT Corp.	28,497	569,823
Nippon Telegraph & Telephone Corp.	208,200	4,819,371
SoftBank Group Corp.	22,800	1,435,975
Telecom Italia SpA (RSP)	1,608,638	645,354
Verizon Communications, Inc.	20,709	1,190,353

		10,084,828

Tobacco — 0.3%
Altria Group, Inc.	44,630	1,836,525
Philip Morris International, Inc.	37,256	2,861,633

		4,698,158

Tools-Hand Held — 0.1%
Snap-on, Inc.	1,236	180,295
Stanley Black & Decker, Inc.	10,525	1,613,693

		1,793,988

Transport-Rail — 0.5%
Canadian Pacific Railway, Ltd.	1,660	456,799
Central Japan Railway Co.	8,600	1,038,767
Kansas City Southern	2,855	490,632
Norfolk Southern Corp.	13,222	2,541,400
Union Pacific Corp.	18,861	3,269,554

		7,797,152

Transport-Services — 0.2%
FedEx Corp.	1,936	326,022
United Parcel Service, Inc., Class B	24,434	3,488,198

		3,814,220

481

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)
COMMON STOCKS (continued)
Transport-Truck — 0.0%
JB Hunt Transport Services, Inc.	4,540	$587,476

Veterinary Diagnostics — 0.1%
Elanco Animal Health, Inc.†	62,248	1,470,920

Web Hosting/Design — 0.1%
VeriSign, Inc.†	1,549	327,892
Wix.com, Ltd.†	5,094	1,479,705

		1,807,597

Web Portals/ISP — 2.0%
Alphabet, Inc., Class A†	3,677	5,471,192
Alphabet, Inc., Class C†	15,731	23,328,444
Baidu, Inc. ADR†	3,830	457,302
NAVER Corp.	5,411	1,369,116
Z Holdings Corp.	233,200	1,230,803

		31,856,857

Wire & Cable Products — 0.1%
Prysmian SpA	58,581	1,502,223

Wireless Equipment — 0.1%
Motorola Solutions, Inc.	10,843	1,515,851

Total Common Stocks (cost $791,388,418)		946,449,818

CONVERTIBLE PREFERRED SECURITIES — 0.1%
Drug Delivery Systems — 0.0%
Becton Dickinson and Co. Series B 6.00%	$1,919	115,716

E-Commerce/Services — 0.0%
Farmers Business Network, Inc., Series C(1)(2)	563	18,611

Electric-Distribution — 0.0%
Sempra Energy Series A 6.00%	2,297	234,616
Sempra Energy Series B 6.75%	488	50,527

		285,143

Electric-Integrated — 0.1%
American Electric Power Co., Inc.	1,733	89,423
NextEra Energy, Inc.	1,994	96,589
Southern Co. 6.75%	14,679	676,995

		863,007

Tools-Hand Held — 0.0%
Stanley Black & Decker, Inc. 5.00%	192	217,920

Total Convertible Preferred Securities (cost $1,474,590)		1,500,397

PREFERRED SECURITIES — 0.0%
Finance-Investment Banker/Broker — 0.0%
Ladenburg Thalmann Financial Services, Inc. 6.50%	21,976	327,443

Security Description	Principal Amount	Value (Note 2)
Pipelines — 0.0%
Crestwood Equity Partners LP 9.25%	67,127	$428,270

Total Preferred Securities (cost $991,162)		755,713

ASSET BACKED SECURITIES — 2.3%
Diversified Financial Services — 2.3%
Allegro CLO III, Ltd. FRS Series 2015-1A, Class AR 1.08% (3 ML+0.84%) due 07/25/2027*(3)	$344,345	339,481
American Express Credit Account Master Trust FRS Series 2017-5, Class B 0.75% (1 ML+0.58%) due 02/18/2025	320,000	319,201
AmeriCredit Automobile Receivables Trust Series 2016-3, Class D 2.71% due 09/08/2022	475,000	481,276
Atrium Hotel Portfolio Trust FRS Series 2017-ATRM, Class A 1.10% (1 ML+0.93%) due 12/15/2036*(4)	680,000	639,169
Avis Budget Rental Car Funding AESOP LLC Series 2019-2A, Class B 3.55% due 09/22/2025*	425,000	428,317
BFLD Trust FRS Series 2019-DPLO, Class C 1.71% (1 ML+1.54%) due 10/15/2034*(4)	650,000	597,828
Cantor Commercial Real Estate Lending VRS Series 2019-CF1, Class 65A 4.41% due 05/15/2052*(4)(5)	280,000	282,736
CarMax Auto Owner Trust Series 2017-4, Class A3 2.11% due 10/17/2022	60,717	61,150
CD Commercial Mtg. Trust VRS Series 2016-CD2, Class A4 3.53% due 11/10/2049(4)(5)	520,000	581,626
CIFC Funding, Ltd. FRS Series 2015-5A, Class A1R 1.10% (3 ML+0.86%) due 10/25/2027*(3)	651,473	641,008
Citigroup Commercial Mtg. Trust Series 2020-555, Class A 2.65% due 12/10/2041*(4)	970,000	1,010,827
Citigroup Commercial Mtg. Trust Series 2016-GC36, Class A5 3.62% due 02/10/2049(4)	250,000	278,195
Citigroup Commercial Mtg. Trust Series 2015-GC33, Class A4 3.78% due 09/10/2058(4)	50,000	55,712
CNH Equipment Trust Series 2017-C, Class A3 2.08% due 02/15/2023	140,664	141,643
CNH Equipment Trust Series 2019-C, Class B 2.35% due 04/15/2027	800,000	805,835

482

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
COLT Mtg, Loan Trust VRS Series 2020-3, Class A1 1.51% due 04/27/2065*(6)	$274,933	$276,420
COMM Mtg. Trust Series 2017-PANW, Class A 3.24% due 10/10/2029*(4)	645,000	679,871
COMM Mtg. Trust Series 2015-CR26, Class A4 3.63% due 10/10/2048(4)	345,000	382,387
COMM Mtg. Trust Series 2015-CR24, Class A6 3.70% due 08/10/2048(4)	250,000	277,770
COMM Mtg. Trust Series 2015-PC1, Class A5 3.90% due 07/10/2050(4)	165,000	182,113
CSAIL Commercial Mtg. Trust Series 2016-C6, Class A5 3.09% due 01/15/2049(4)	245,000	264,179
Deephaven Residential Mtg. Trust VRS Series 2018-1A, Class A1 2.98% due 12/25/2057*(5)(6)	105,447	106,510
Deephaven Residential Mtg. Trust VRS Series 2019-2A, Class A1 3.56% due 04/25/2059*(5)(6)	248,012	249,038
Driven Brands Funding LLC Series 2019-1A, Class A2 4.64% due 04/20/2049*	389,075	418,147
Elara HGV Timeshare Issuer Series 2017-A, Class A 2.69% due 03/25/2030*	95,682	96,256
Ellington Financial Mtg. Trust VRS Series 2019-2, Class A3 3.05% due 11/25/2059*(5)(6)	265,703	266,734
Fontainebleau Miami Beach Trust Series 2019-FBLU, Class C 3.75% due 12/10/2036*(4)	610,000	583,538
Galton Funding Mtg. Trust VRS Series 2020-H1, Class A1 2.31% due 01/25/2060*(5)(6)	522,126	530,216
Galton Funding Mtg. Trust VRS Series 2018-1, Class A23 3.50% due 11/25/2057*(5)(6)	159,320	163,998
GM Financial Consumer Automobile Receivables Trust Series 2018-2, Class A3 2.81% due 12/16/2022	385,664	391,291
Great Wolf Trust FRS Series 2019-WOLF, Class D 2.11% (1 ML+1.93%) due 12/15/2036*(4)	310,000	285,119
GreatAmerica Leasing Receivables Funding LLC Series 2018-1, Class A3 2.60% due 06/15/2021*	33,578	33,708
GS Mtg. Securities Trust VRS Series 2020-INV1, Class A14 3.00% due 08/25/2050*(5)(6)	633,178	655,283
GS Mtg. Securities Trust Series 2019-GSA1, Class B 3.51% due 11/10/2052(4)	550,000	565,610

Security Description	Principal Amount	Value (Note 2)
Diversified Financial Services (continued)
GS Mtg. Securities Trust Series 2015-GC32, Class A4 3.76% due 07/10/2048(4)	$25,000	$27,866
GS Mtg. Securities Trust VRS Series 2018-GS9, Class A4 3.99% due 03/10/2051(4)(5)	275,000	315,357
Hardee’s Funding LLC Series 2018-1A, Class A2I 4.25% due 06/20/2048*	225,975	227,148
Hardee’s Funding LLC Series 2018-1A, Class A2II 4.96% due 06/20/2048*	560,025	570,906
Homeward Opportunities Fund I Trust VRS Series 2019-3, Class A1 2.68% due 11/25/2059*(5)(6)	275,892	278,825
Homeward Opportunities Fund I Trust VRS Series 2019-3, Class A3 3.03% due 11/25/2059*(5)(6)	275,892	277,586
Homeward Opportunities Fund I Trust VRS Series 2018-1, Class A1 3.77% due 06/25/2048*(5)(6)	206,495	206,613
Hyundai Auto Receivables Trust Series 2018-A, Class A3 2.79% due 07/15/2022	182,305	184,277
Jimmy Johns Funding LLC Series 2017-1A, Class A2I 3.61% due 07/30/2047*	227,950	227,991
JPMCC Commercial Mtg. Securities Trust Series 2017-JP5, Class A5 3.72% due 03/15/2050(4)	910,000	1,037,371
JPMDB Commercial Mtg. Securities Trust Series 2016-C2, Class A4 3.14% due 06/15/2049(4)	50,000	54,710
JPMorgan Mtg. Trust FRS Series 2020-INV1, Class A11 1.01% (1 ML+0.83%) due 08/25/2050*(6)	191,580	190,387
JPMorgan Mtg. Trust VRS Series 2020-INV2, Class A3 3.00% due 10/25/2050*(1)(6)	975,000	1,007,449
JPMorgan Mtg. Trust VRS Series 2019-INV3, Class A3 3.50% due 05/25/2050*(5)(6)	391,514	403,049
JPMorgan Mtg. Trust VRS Series 2020-INV1, Class A3 3.50% due 08/25/2050*(5)(6)	319,301	328,433
Magnetite CLO XXIII, Ltd. FRS Series 2019-23A, Class A 1.54% (3 ML+1.30%) due 10/25/2032*(3)	615,000	607,297
Mill City Mtg. Loan Trust VRS Series 2016-1, Class A1 2.50% due 04/25/2057*(5)	26,967	27,161
Mill City Mtg. Loan Trust VRS Series 2017-2, Class A1 2.75% due 07/25/2059*(5)	126,432	129,700

483

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Mill City Mtg. Loan Trust VRS Series 2018-1, Class A1 3.25% due 05/25/2062*(5)	$354,374	$368,329
MMAF Equipment Finance LLC Series 2016-AA, Class A4 1.76% due 01/17/2023*	61,717	61,970
MMAF Equipment Finance LLC Series 2017-B, Class A3 2.21% due 10/17/2022*	180,707	182,172
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C30, Class A5 2.86% due 09/15/2049(4)	110,000	118,409
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25, Class A5 3.64% due 10/15/2048(4)	250,000	277,629
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C17, Class A5 3.74% due 08/15/2047(4)	115,000	124,302
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C27, Class AS 4.07% due 12/15/2047(4)	410,000	449,916
Navient Private Education Refi Loan Trust Series 2019-GA, Class A 2.40% due 10/15/2068*	1,084,779	1,110,033
Navient Private Education Refi Loan Trust Series 2019-FA, Class A2 2.60% due 08/15/2068*	615,000	636,783
Navient Private Education Refi Loan Trust Series 2019-CA, Class A2 3.13% due 02/15/2068*	625,000	648,649
New Orleans Hotel Trust FRS Series 2019-HNLA, Class C 1.76% (1 ML+1.59%) due 04/15/2032*(4)	915,000	828,097
New Residential Mtg. Loan Trust VRS Series 2019-NQM5, Class A1 2.71% due 11/25/2059*(5)(6)	646,184	658,932
OBX Trust FRS Series 2020-EXP1, Class 2A2 1.12% (1 ML+0.95%) due 02/25/2060*(6)	159,697	156,900
OBX Trust FRS Series 2019-EXP3, Class 2A2 1.27% (1 ML+1.10%) due 10/25/2059*(6)	168,068	169,106
OBX Trust VRS Series 2020-EXP2, Class A8 3.00% due 05/25/2060*(5)(6)	605,000	620,348
OBX Trust VRS Series 2019-EXP3, Class 1A9 3.50% due 10/25/2059*(5)(6)	263,835	269,209
OBX Trust VRS Series 2020-EXP1, Class 1A8 3.50% due 02/25/2060*(5)(6)	383,523	394,707

Security Description	Principal Amount	Value (Note 2)
Diversified Financial Services (continued)
Octagon Investment Partners XXIII, Ltd. FRS Series 2015-1A, Class A1-R 1.13% (3 ML+0.85%) due 07/15/2027*(3)	$351,517	$346,897
OZLM, Ltd. FRS Series 2014-8A, Class A1RR 1.44% (3 ML+1.17%) due 10/17/2029*(3)	590,529	577,953
Planet Fitness Master Issuer LLC Series 2018-1A, Class A2I 4.26% due 09/05/2048*	967,763	967,046
RETL FRS Series 2019-RVP, Class A 1.32% (1 ML+1.15%) due 03/15/2036*(4)	44,878	42,741
Santander Retail Auto Lease Trust Series 2019-A, Class A3 2.77% due 06/20/2022*	445,000	455,486
Sequoia Mtg. Trust VRS Series 2018-CH1, Class A11 3.50% due 02/25/2048*(5)(6)	173,988	175,530
Sequoia Mtg. Trust VRS Series 2018-CH2, Class A3 4.00% due 06/25/2048*(5)(6)	415,853	427,706
Sequoia Mtg. Trust VRS Series 2018-CH4, Class A11 4.00% due 10/25/2048*(5)(6)	212,520	212,819
SG Residential Mtg. Trust VRS Series 2019-3, Class A1 2.70% due 09/25/2059*(5)(6)	296,740	299,293
SLM Student Loan Trust FRS Series 2010-1, Class A 0.57% (1 ML+0.40%) due 03/25/2025	233,741	220,861
SLM Student Loan Trust FRS Series 2007-7, Class A4 0.57% (3 ML+0.33%) due 01/25/2022	638,702	605,100
SLM Student Loan Trust FRS Series 2008-9, Class A 1.74% (3 ML+1.50%) due 04/25/2023	51,077	49,997
SLM Student Loan Trust FRS Series 2008-5, Class A4 1.94% (3 ML+1.70%) due 07/25/2023	50,589	49,819
Sonic Capital LLC Series 2018-1A, Class A2 4.03% due 02/20/2048*	68,833	71,114
Starwood Mtg. Residential Trust VRS Series 2019-INV1, Class A1 2.61% due 09/27/2049*(5)(6)	85,522	86,049
Starwood Mtg. Residential Trust VRS Series 2019-INV1, Class A3 2.92% due 09/27/2049*(5)(6)	227,241	227,510
Starwood Mtg. Residential Trust VRS Series 2019-IMC1, Class A1 3.47% due 02/25/2049*(5)(6)	262,352	269,061

484

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Synchrony Credit Card Master Note Trust Series 2017-2, Class A 2.62% due 10/15/2025	$275,000	$284,539
Towd Point Mtg. Trust VRS Series 2016-3, Class A1 2.25% due 04/25/2056*(5)	46,817	47,150
Towd Point Mtg. Trust VRS Series 2016-1, Class A1B 2.75% due 02/25/2055*(5)	20,482	20,776
Towd Point Mtg. Trust VRS Series 2016-2, Class A1A 2.75% due 08/25/2055*(5)	34,798	35,548
Towd Point Mtg. Trust VRS Series 2017-1, Class A1 2.75% due 10/25/2056*(5)	125,492	128,966
Towd Point Mtg. Trust VRS Series 2017-4, Class A1 2.75% due 06/25/2057*(5)	860,033	890,544
Towd Point Mtg. Trust VRS Series 2017-3, Class A1 2.75% due 07/25/2057*(5)	249,074	255,501
Towd Point Mtg. Trust VRS Series 2017-6, Class A1 2.75% due 10/25/2057*(5)	500,631	520,648
Towd Point Mtg. Trust VRS Series 2018-1, Class A1 3.00% due 01/25/2058*(5)	142,403	147,462
Verus Securitization Trust Series 2019-4, Class A1 2.64% due 11/25/2059*(6)	836,607	850,815
Verus Securitization Trust VRS Series 2019-INV1, Class A1 3.40% due 12/25/2059*(5)(6)	219,276	224,412
Verus Securitization Trust VRS Series 2018-INV1, Class A1 3.63% due 03/25/2058*(5)(6)	209,732	210,606
Vista Point Securitization Trust VRS Series 2020-1, Class A1 1.76% due 03/25/2065*(6)	333,235	333,547
Wendys Funding LLC Series 2018-1A, Class A2I 3.57% due 03/15/2048*	243,750	253,066
WF-RBS Commercial Mtg. Trust Series 2014-L14, Class A5 4.05% due 03/15/2047(4)	25,000	27,280
World Omni Auto Receivables Trust Series 2017-B, Class B 2.37% due 05/15/2024	710,000	719,964
Worldwide Plaza Trust Series 2017-WWP, Class A 3.53% due 11/10/2036*(4)	640,000	703,806

Total Asset Backed Securities (cost $36,599,350)		36,989,421

U.S. CORPORATE BONDS & NOTES — 10.8%
Advertising Agencies — 0.0%
Interpublic Group of Cos., Inc. Senior Notes 4.00% due 03/15/2022	175,000	183,757
Omnicom Group, Inc./Omnicom Capital, Inc. Senior Notes 3.60% due 04/15/2026	40,000	44,823

Security Description	Principal Amount	Value (Note 2)
Advertising Agencies (continued)
Omnicom Group, Inc./Omnicom Capital, Inc. Senior Notes 3.65% due 11/01/2024	$75,000	$83,059

		311,639

Aerospace/Defense — 0.1%
Lockheed Martin Corp. Senior Notes 3.55% due 01/15/2026	400,000	459,457
Lockheed Martin Corp. Senior Notes 4.50% due 05/15/2036	200,000	271,174
Raytheon Technologies Corp. Senior Notes 3.20% due 03/15/2024*	665,000	721,294

		1,451,925

Aerospace/Defense-Equipment — 0.1%
TransDigm, Inc. Company Guar. Notes 6.38% due 06/15/2026	820,000	803,895

Agricultural Chemicals — 0.1%
CVR Partners LP/CVR Nitrogen Finance Corp. Sec. Notes 9.25% due 06/15/2023*	1,010,000	989,800

Airlines — 0.2%
American Airlines Pass-Through Trust Pass-Through Certs. Series 2019-1, Class AA 3.15% due 08/15/2033	669,530	624,500
American Airlines Pass-Through Trust Pass-Through Certs. Series 2016-2, Class A 3.65% due 12/15/2029	108,160	87,341
American Airlines Pass-Through Trust Pass-Through Certs. Series 2014-1, Class A 3.70% due 04/01/2028	112,252	93,756
American Airlines Pass-Through Trust Pass-Through Certs. Series 2017-1B, Class B 4.95% due 08/15/2026	396,836	298,494
American Airlines Pass-Through Trust Pass-Through Certs. Series 2016-1, Class B 5.25% due 07/15/2025	340,286	227,912
Delta Air Lines, Inc. Senior Notes 7.38% due 01/15/2026	350,000	346,962
United Airlines Holdings, Inc. Company Guar. Notes 4.88% due 01/15/2025	430,000	351,525
United Airlines Pass-Through Trust Pass-Through Certs. Series 2016-2, Class A 3.10% due 04/07/2030	338,460	284,893
United Airlines Pass-Through Trust Pass-Through Certs. Series 2016-1, Class A 3.45% due 01/07/2030	159,924	132,965

485

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Airlines (continued)
United Airlines Pass-Through Trust Pass-Through Certs. Series 2019-1, Class AA 4.15% due 02/25/2033	$351,088	$341,528

		2,789,876

Applications Software — 0.0%
Microsoft Corp. Senior Notes 4.20% due 11/03/2035	150,000	202,221

Auto-Cars/Light Trucks — 0.4%
BMW US Capital LLC Company Guar. Notes 3.25% due 08/14/2020*	850,000	850,690
Daimler Finance North America LLC Company Guar. Notes 2.30% due 02/12/2021*	575,000	579,887
Ford Motor Co. Senior Notes 9.00% due 04/22/2025	825,000	971,953
General Motors Co. Senior Notes 4.00% due 04/01/2025	550,000	591,800
General Motors Financial Co., Inc. Senior Notes 3.55% due 07/08/2022	810,000	840,672
Hyundai Capital America Senior Notes 3.45% due 03/12/2021*	890,000	900,689
Toyota Motor Credit Corp. Senior Notes 2.95% due 04/13/2021	750,000	763,915
Volkswagen Group of America Finance LLC Company Guar. Notes 3.35% due 05/13/2025*	455,000	496,568
Volkswagen Group of America Finance LLC Company Guar. Notes 4.00% due 11/12/2021*	805,000	838,541

		6,834,715

Auto-Heavy Duty Trucks — 0.0%
PACCAR Financial Corp. Senior Notes 3.10% due 05/10/2021	625,000	638,577

Auto/Truck Parts & Equipment-Original — 0.0%
Dana, Inc. Senior Notes 5.38% due 11/15/2027	700,000	737,800

Banks-Commercial — 0.2%
Citizens Bank NA Senior Notes 2.55% due 05/13/2021	250,000	253,830
Citizens Financial Group, Inc. Senior Notes 2.38% due 07/28/2021	40,000	40,710
Fifth Third Bank Senior Notes 3.35% due 07/26/2021	805,000	826,540

Security Description	Principal Amount	Value (Note 2)
Banks-Commercial (continued)
KeyBank NA Senior Notes 3.35% due 06/15/2021	$770,000	$791,165
Manufacturers & Traders Trust Co. Sub. Notes 3.40% due 08/17/2027	250,000	280,930
PNC Bank NA Senior Notes 3.50% due 06/08/2023	380,000	411,609
ust Bank Senior Notes 3.50% due 08/02/2022	840,000	863,804
Truist Financial Corp. Senior Notes 1.95% due 06/05/2030	415,000	437,410

		3,905,998

Banks-Fiduciary — 0.1%
National Securities Clearing Corp. Senior Notes 1.50% due 04/23/2025*	1,200,000	1,247,654
State Street Corp. Senior Notes 1.95% due 05/19/2021	250,000	253,403

		1,501,057

Banks-Super Regional — 0.3%
Citibank NA Senior Notes 2.13% due 10/20/2020	650,000	651,602
Citibank NA Senior Notes 3.40% due 07/23/2021	600,000	616,642
Fifth Third Bancorp Senior Notes 1.63% due 05/05/2023	270,000	277,515
PNC Funding Corp. Senior Notes 3.30% due 03/08/2022	545,000	569,198
Wells Fargo & Co. Senior Notes 2.39% due 06/02/2028	335,000	350,946
Wells Fargo & Co. Senior Notes 2.50% due 03/04/2021	975,000	987,339
Wells Fargo & Co. Senior Notes 3.07% due 01/24/2023	765,000	791,974

		4,245,216

Beverages-Non-alcoholic — 0.0%
Dr Pepper Snapple Group, Inc. Company Guar. Notes 2.55% due 09/15/2026	140,000	153,165
Keurig Dr Pepper, Inc. Company Guar. Notes 3.55% due 05/25/2021	390,000	399,770

		552,935

Brewery — 0.1%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 5.55% due 01/23/2049	650,000	913,656

486

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Broadcast Services/Program — 0.3%
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes 9.25% due 02/15/2024	$1,100,000	$990,000
Diamond Sports Group LLC/Diamond Sports Finance Co. Company Guar. Notes 6.63% due 08/15/2027*	695,000	380,513
iHeartCommunications, Inc. Company Guar. Notes 8.38% due 05/01/2027	1,060,000	1,058,336
Nexstar Escrow, Inc. Company Guar. Notes 5.63% due 07/15/2027*	1,145,000	1,225,493
Univision Communications, Inc. Senior Sec. Notes 9.50% due 05/01/2025*	790,000	863,075

		4,517,417

Building Products-Cement — 0.0%
Martin Marietta Materials, Inc. Senior Notes 4.25% due 07/02/2024	11,000	12,089
Vulcan Materials Co. Senior Notes 4.50% due 06/15/2047	130,000	157,296

		169,385

Building Products-Doors & Windows — 0.0%
Griffon Corp. Company Guar. Notes 5.75% due 03/01/2028	250,000	261,250

Cable/Satellite TV — 0.4%
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 4.25% due 02/01/2031*	375,000	391,320
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.00% due 02/01/2028*	585,000	620,100
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.50% due 02/01/2024	1,225,000	1,359,918
Comcast Corp. Company Guar. Notes 1.95% due 01/15/2031	1,620,000	1,692,416
Comcast Corp. Company Guar. Notes 2.65% due 02/01/2030	340,000	376,447
Radiate Holdco LLC/Radiate Finance, Inc. Senior Notes 6.63% due 02/15/2025*	1,005,000	1,030,236
Time Warner Cable LLC Senior Sec. Notes 6.55% due 05/01/2037	480,000	664,352

		6,134,789

Security Description	Principal Amount	Value (Note 2)
Casino Hotels — 0.1%
Boyd Gaming Corp. Company Guar. Notes 6.38% due 04/01/2026	$417,000	$426,383
Boyd Gaming Corp. Company Guar. Notes 8.63% due 06/01/2025*	198,000	218,271
Station Casinos LLC Company Guar. Notes 4.50% due 02/15/2028*	610,000	545,950

		1,190,604

Cellular Telecom — 0.0%
Crown Castle Towers LLC Senior Sec. Notes 3.72% due 07/15/2043*	195,000	203,745

Chemicals-Diversified — 0.0%
Dow Chemical Co. Senior Notes 3.15% due 05/15/2024	295,000	317,367

Coal — 0.0%
Warrior Met Coal, Inc. Senior Sec. Notes 8.00% due 11/01/2024*	575,000	591,353

Commercial Services — 0.1%
RELX Capital, Inc. Company Guar. Notes 3.00% due 05/22/2030	480,000	532,732
Weight Watchers International, Inc. Company Guar. Notes 8.63% due 12/01/2025*	535,000	564,612

		1,097,344

Commercial Services-Finance — 0.1%
PayPal Holdings, Inc. Senior Notes 1.65% due 06/01/2025	965,000	1,007,119
PayPal Holdings, Inc. Senior Notes 2.40% due 10/01/2024	850,000	911,460

		1,918,579

Computer Services — 0.0%
Presidio Holdings, Inc. Senior Sec. Notes 4.88% due 02/01/2027*	444,000	452,880

Computers — 0.1%
Apple, Inc. Senior Notes 1.65% due 05/11/2030	655,000	688,170
Apple, Inc. Senior Notes 3.25% due 02/23/2026	265,000	300,745

		988,915

Computers-Integrated Systems — 0.0%
NCR Corp. Company Guar. Notes 5.75% due 09/01/2027*	440,000	454,300

Containers-Metal/Glass — 0.0%
BWAY Holding Co. Senior Notes 7.25% due 04/15/2025*	650,000	624,000

487

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Containers-Paper/Plastic — 0.0%
Flex Acquisition Co., Inc. Senior Notes 6.88% due 01/15/2025*	$640,000	$649,600

Data Processing/Management — 0.0%
Fidelity National Information Services, Inc. Senior Notes 4.25% due 05/15/2028	555,000	672,619

Diagnostic Equipment — 0.1%
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA Senior Notes 7.25% due 02/01/2028*	780,000	816,075
Thermo Fisher Scientific, Inc. Senior Notes 2.95% due 09/19/2026	300,000	336,154
Thermo Fisher Scientific, Inc. Senior Notes 3.00% due 04/15/2023	70,000	74,412

		1,226,641

Direct Marketing — 0.1%
Terrier Media Buyer, Inc. Company Guar. Notes 8.88% due 12/15/2027*	735,000	753,375

Distribution/Wholesale — 0.1%
Core & Main Holdings LP Senior Notes 8.63% due 09/15/2024*(7)	650,000	656,500
G-III Apparel Group, Ltd. Senior Sec. Notes 7.88% due 08/15/2025*	375,000	378,169
H&E Equipment Services, Inc. Company Guar. Notes 5.63% due 09/01/2025	585,000	609,131

		1,643,800

Diversified Banking Institutions — 0.9%
Bank of America Corp. FRS Senior Notes 0.95% (3 ML+0.65%) due 06/25/2022	850,000	852,216
Bank of America Corp. Senior Notes 2.59% due 04/29/2031	405,000	434,443
Bank of America Corp. Senior Notes 2.68% due 06/19/2041	960,000	1,022,259
Bank of America Corp. Senior Notes 3.37% due 01/23/2026	800,000	883,017
Bank of America Corp. Senior Notes 3.50% due 04/19/2026	150,000	170,134
Bank of America Corp. Sub. Notes 4.45% due 03/03/2026	350,000	404,758
Citigroup, Inc. Senior Notes 2.35% due 08/02/2021	250,000	254,943

Security Description	Principal Amount	Value (Note 2)
Diversified Banking Institutions (continued)
Citigroup, Inc. Senior Notes 2.90% due 12/08/2021	$500,000	$515,572
Citigroup, Inc. Senior Notes 3.89% due 01/10/2028	505,000	577,129
Citigroup, Inc. Sub. Notes 4.60% due 03/09/2026	175,000	203,053
Goldman Sachs Group, Inc. Senior Notes 2.35% due 11/15/2021	500,000	502,638
Goldman Sachs Group, Inc. Senior Notes 3.00% due 04/26/2022	980,000	997,869
Goldman Sachs Group, Inc. Senior Notes 3.75% due 05/22/2025	125,000	139,400
Goldman Sachs Group, Inc. Senior Notes 3.80% due 03/15/2030	705,000	826,336
JPMorgan Chase & Co. Senior Notes 2.52% due 04/22/2031	680,000	733,581
JPMorgan Chase & Co. Senior Notes 2.55% due 03/01/2021	140,000	141,638
JPMorgan Chase & Co. Senior Notes 2.78% due 04/25/2023	500,000	519,231
JPMorgan Chase & Co. Sub. Notes 2.96% due 05/13/2031	355,000	386,662
JPMorgan Chase & Co. Senior Notes 3.20% due 06/15/2026	200,000	224,691
JPMorgan Chase & Co. Senior Notes 3.78% due 02/01/2028	445,000	511,006
JPMorgan Chase & Co. Senior Notes 3.90% due 01/23/2049	525,000	676,422
JPMorgan Chase & Co. Sub. Notes 4.25% due 10/01/2027	25,000	29,421
Morgan Stanley Senior Notes 3.13% due 07/27/2026	550,000	617,605
Morgan Stanley Senior Notes 3.97% due 07/22/2038	970,000	1,210,071
Morgan Stanley Sub. Notes 4.10% due 05/22/2023	795,000	864,472
Morgan Stanley Senior Notes 4.30% due 01/27/2045	25,000	33,704

		13,732,271

Diversified Manufacturing Operations — 0.1%
3M Co. Senior Notes 3.25% due 08/26/2049	870,000	1,057,709

488

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Manufacturing Operations (continued)
General Electric Capital Corp. Senior Notes 3.15% due 09/07/2022	$100,000	$104,440

		1,162,149

Drug Delivery Systems — 0.1%
Becton Dickinson and Co. Senior Notes 2.82% due 05/20/2030	465,000	510,958
Becton Dickinson and Co. Senior Notes 3.70% due 06/06/2027	414,000	473,790

		984,748

E-Commerce/Products — 0.1%
Amazon.com, Inc. Senior Notes 2.80% due 08/22/2024	245,000	266,943
Amazon.com, Inc. Senior Notes 3.30% due 12/05/2021	50,000	51,794
Amazon.com, Inc. Senior Notes 3.88% due 08/22/2037	385,000	499,997
Amazon.com, Inc. Senior Notes 5.20% due 12/03/2025	405,000	497,622

		1,316,356

E-Commerce/Services — 0.1%
Priceline Group, Inc. Senior Notes 3.60% due 06/01/2026	850,000	957,455
Uber Technologies, Inc. Company Guar. Notes 7.50% due 11/01/2023*	211,000	218,912
Uber Technologies, Inc. Company Guar. Notes 7.50% due 05/15/2025*	375,000	395,625

		1,571,992

Electric-Distribution — 0.1%
National Rural Utilities Cooperative Finance Corp. Senior Notes 2.90% due 03/15/2021	900,000	915,412

Electric-Generation — 0.0%
Vistra Operations Co. LLC Senior Sec. Notes 3.55% due 07/15/2024*	425,000	447,102

Electric-Integrated — 0.4%
AEP Texas, Inc. Senior Notes 3.45% due 01/15/2050	460,000	544,651
CMS Energy Corp. Senior Notes 3.00% due 05/15/2026	195,000	212,792
Duke Energy Corp. Senior Notes 2.65% due 09/01/2026	45,000	49,506

Security Description	Principal Amount	Value (Note 2)
Electric-Integrated (continued)
Duke Energy Corp. Senior Notes 3.75% due 09/01/2046	$40,000	$49,305
Duke Energy Progress LLC 1st Mtg. Bonds 3.70% due 10/15/2046	225,000	283,218
Eversource Energy Senior Notes 3.30% due 01/15/2028	170,000	190,836
Exelon Corp. Senior Notes 3.40% due 04/15/2026	245,000	277,469
FirstEnergy Corp. Senior Notes 7.38% due 11/15/2031	410,000	588,471
FirstEnergy Transmission LLC Senior Notes 4.35% due 01/15/2025*	550,000	608,637
Ohio Power Co. Senior Notes 5.38% due 10/01/2021	450,000	476,440
Ohio Power Co. Senior Notes 6.60% due 03/01/2033	255,000	366,918
Pacific Gas & Electric Co. 1st Mtg. Notes 2.10% due 08/01/2027	445,000	444,012
San Diego Gas & Electric Co. 1st Mtg. Notes 4.10% due 06/15/2049	805,000	1,059,859
Virginia Electric & Power Co. Senior Notes 2.88% due 07/15/2029	400,000	453,483
Virginia Electric & Power Co. Senior Notes 4.00% due 01/15/2043	400,000	513,117

		6,118,714

Electric-Transmission — 0.0%
ITC Holdings Corp. Senior Notes 2.70% due 11/15/2022	640,000	669,082

Electronic Components-Semiconductors — 0.1%
Microchip Technology, Inc. Senior Sec. Notes 3.92% due 06/01/2021	190,000	194,505
Micron Technology, Inc. Senior Notes 2.50% due 04/24/2023	180,000	187,924
Micron Technology, Inc. Senior Notes 4.19% due 02/15/2027	910,000	1,044,518
Texas Instruments, Inc. Senior Notes 1.75% due 05/04/2030	240,000	251,748

		1,678,695

Electronic Measurement Instruments — 0.1%
Agilent Technologies, Inc. Senior Notes 3.88% due 07/15/2023	75,000	81,507

489

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Electronic Measurement Instruments (continued)
Roper Technologies, Inc. Senior Notes 2.95% due 09/15/2029	$180,000	$201,937
Roper Technologies, Inc. Senior Notes 3.00% due 12/15/2020	120,000	120,938
Roper Technologies, Inc. Senior Notes 3.80% due 12/15/2026	745,000	868,632

		1,273,014

Finance-Credit Card — 0.2%
American Express Co. Senior Notes 3.70% due 11/05/2021	425,000	441,467
Capital One Financial Corp. Senior Notes 3.65% due 05/11/2027	815,000	908,628
Discover Financial Services Senior Notes 3.75% due 03/04/2025	600,000	653,951
Discover Financial Services Senior Notes 3.85% due 11/21/2022	380,000	404,632
Visa, Inc. Senior Notes 2.15% due 09/15/2022	740,000	768,647
Visa, Inc. Senior Notes 4.15% due 12/14/2035	90,000	119,292

		3,296,617

Finance-Leasing Companies — 0.1%
Air Lease Corp. Senior Notes 2.50% due 03/01/2021	365,000	366,158
Air Lease Corp. Senior Notes 3.63% due 04/01/2027	535,000	529,953

		896,111

Gambling (Non-Hotel) — 0.0%
Caesars Resort Collection LLC/CRC Finco, Inc. Company Guar. Notes 5.25% due 10/15/2025*	575,000	518,432

Gas-Distribution — 0.1%
NiSource, Inc. Senior Notes 3.49% due 05/15/2027	620,000	710,146
NiSource, Inc. Senior Notes 3.95% due 03/30/2048	425,000	528,726

		1,238,872

Gold Mining — 0.0%
Newmont Goldcorp Corp. Company Guar. Notes 3.63% due 06/09/2021	424,000	432,815

Security Description	Principal Amount	Value (Note 2)
Industrial Gases — 0.0%
Air Products and Chemicals, Inc. Senior Notes 1.50% due 10/15/2025	$50,000	$52,252

Insurance Brokers — 0.1%
HUB International, Ltd. Senior Notes 7.00% due 05/01/2026*	320,000	340,160
Marsh & McLennan Cos., Inc. Senior Notes 2.25% due 11/15/2030	235,000	252,097
Marsh & McLennan Cos., Inc. Senior Notes 3.30% due 03/14/2023	110,000	116,989
Willis North America, Inc. Company Guar. Notes 3.60% due 05/15/2024	395,000	431,255
Willis North America, Inc. Company Guar. Notes 4.50% due 09/15/2028	430,000	518,267

		1,658,768

Insurance-Life/Health — 0.3%
Aflac, Inc. Senior Notes 4.00% due 10/15/2046	540,000	657,357
Equitable Financial Life Global Funding Sec. Notes 1.40% due 07/07/2025*	245,000	247,834
Lincoln National Corp. Senior Notes 3.80% due 03/01/2028	795,000	911,129
Pricoa Global Funding I Sec. Notes 2.45% due 09/21/2022*	700,000	730,774
Principal Financial Group, Inc. Company Guar. Notes 3.40% due 05/15/2025	375,000	418,839
Principal Financial Group, Inc. Company Guar. Notes 3.70% due 05/15/2029	320,000	375,598
Protective Life Global Funding Sec. Notes 1.08% due 06/09/2023*	255,000	258,938
Teachers Insurance & Annuity Association of America Sub. Notes 4.27% due 05/15/2047*	1,000,000	1,270,744
Voya Financial, Inc. Company Guar. Notes 3.13% due 07/15/2024	575,000	619,930

		5,491,143

Insurance-Multi-line — 0.0%
Metropolitan Life Global Funding I Sec. Notes 3.45% due 10/09/2021*	610,000	632,784

Insurance-Mutual — 0.1%
Liberty Mutual Group, Inc. Company Guar. Notes 4.25% due 06/15/2023*	115,000	126,246

490

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Insurance-Mutual (continued)
Liberty Mutual Group, Inc. Company Guar. Notes 4.85% due 08/01/2044*	$510,000	$639,421
MassMutual Global Funding II Sec. Notes 1.95% due 09/22/2020*	630,000	631,466
New York Life Global Funding Sec. Notes 1.10% due 05/05/2023*	200,000	204,057

		1,601,190

Insurance-Property/Casualty — 0.1%
ACE INA Holdings, Inc. Company Guar. Notes 4.35% due 11/03/2045	75,000	106,460
AssuredPartners, Inc. Senior Notes 7.00% due 08/15/2025*	750,000	761,250
Berkshire Hathaway, Inc. Senior Notes 2.75% due 03/15/2023	200,000	211,962

		1,079,672

Investment Management/Advisor Services — 0.1%
AG Issuer LLC Senior Sec. Notes 6.25% due 03/01/2028*	610,000	617,625
AG Merger Sub II, Inc. Senior Notes 10.75% due 08/01/2027*	570,000	578,550
Ameriprise Financial, Inc. Senior Notes 2.88% due 09/15/2026	285,000	314,109
NFP Corp. Senior Notes 8.00% due 07/15/2025*	735,000	766,973
Raymond James Financial, Inc. Senior Notes 3.63% due 09/15/2026	30,000	33,852

		2,311,109

Machinery-Construction & Mining — 0.0%
Caterpillar Financial Services Corp. Senior Notes 3.15% due 09/07/2021	630,000	649,360

Machinery-Farming — 0.0%
John Deere Capital Corp. Senior Notes 2.35% due 01/08/2021	525,000	529,746

Machinery-General Industrial — 0.0%
Wabtec Corp. Company Guar. Notes 3.45% due 11/15/2026	405,000	426,401

Machinery-Material Handling — 0.0%
Maxim Crane LLC Sec. Notes 10.13% due 08/01/2024*	435,000	425,756

Machinery-Pumps — 0.0%
Granite Holdings US Acquisition Co. Company Guar. Notes 11.00% due 10/01/2027*	590,000	566,400

Security Description	Principal Amount	Value (Note 2)
Medical Instruments — 0.1%
Alcon Finance Corp. Company Guar. Notes 2.60% due 05/27/2030*	$1,100,000	$1,183,679
Boston Scientific Corp. Senior Notes 3.75% due 03/01/2026	795,000	915,563
Medtronic, Inc. Company Guar. Notes 4.63% due 03/15/2045	22,000	31,733

		2,130,975

Medical Products — 0.1%
Abbott Laboratories Senior Notes 3.40% due 11/30/2023	207,000	225,881
Abbott Laboratories Senior Notes 4.75% due 11/30/2036	395,000	556,110

		781,991

Medical-Biomedical/Gene — 0.1%
Biogen, Inc. Senior Notes 2.25% due 05/01/2030	1,045,000	1,090,923
Gilead Sciences, Inc. Senior Notes 3.25% due 09/01/2022	50,000	52,738

		1,143,661

Medical-Drugs — 0.3%
AbbVie, Inc. Senior Notes 2.30% due 05/14/2021	65,000	65,867
AbbVie, Inc. Senior Notes 2.95% due 11/21/2026*	570,000	628,922
AbbVie, Inc. Senior Notes 3.20% due 05/14/2026	100,000	111,622
AbbVie, Inc. Senior Notes 3.60% due 05/14/2025	415,000	464,124
AbbVie, Inc. Senior Notes 4.50% due 05/14/2035	50,000	62,897
Bausch Health Americas, Inc. Company Guar. Notes 9.25% due 04/01/2026*	520,000	584,844
Bayer US Finance II LLC Company Guar. Notes 3.50% due 06/25/2021*	335,000	343,083
Bristol-Myers Squibb Co. Senior Notes 3.55% due 08/15/2022	570,000	604,512
Bristol-Myers Squibb Co. Senior Notes 3.88% due 08/15/2025	70,000	80,704
Bristol-Myers Squibb Co. Senior Notes 4.25% due 10/26/2049	300,000	430,081
Zoetis, Inc. Senior Notes 2.00% due 05/15/2030	980,000	1,037,057

		4,413,713

491

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Medical-HMO — 0.1%
Anthem, Inc. Senior Notes 2.50% due 11/21/2020	$240,000	$241,459
UnitedHealth Group, Inc. Senior Notes 2.00% due 05/15/2030	475,000	506,328
UnitedHealth Group, Inc. Senior Bonds 2.90% due 05/15/2050	880,000	999,216
UnitedHealth Group, Inc. Senior Notes 4.70% due 02/15/2021	25,000	25,312
WellPoint, Inc. Senior Notes 3.13% due 05/15/2022	100,000	104,661

		1,876,976

Medical-Hospitals — 0.5%
Baylor Scott & White Holdings Sec. Notes 3.97% due 11/15/2046	100,000	124,943
Centra Health, Inc. Notes 4.70% due 01/01/2048	900,000	1,178,522
CommonSpirit Health Senior Sec. Notes 2.76% due 10/01/2024	295,000	308,919
HCA, Inc. Senior Sec. Notes 4.13% due 06/15/2029	575,000	673,011
LifePoint Health, Inc. Senior Sec. Notes 4.38% due 02/15/2027*	610,000	623,365
MedStar Health, Inc. Sec. Notes 3.63% due 08/15/2049	305,000	345,552
Northwell Healthcare, Inc. Sec. Notes 3.98% due 11/01/2046	500,000	574,096
Providence St Joseph Health Obligated Group Notes 3.93% due 10/01/2048	1,375,000	1,711,658
Stanford Health Care Notes 3.80% due 11/15/2048	420,000	535,455
Tenet Healthcare Corp. Senior Notes 6.75% due 06/15/2023	165,000	174,075
Tenet Healthcare Corp. Senior Notes 6.88% due 11/15/2031	80,000	76,400
Tenet Healthcare Corp. Senior Notes 7.00% due 08/01/2025	600,000	619,374
West Virginia United Health System Obligated Group Sec. Notes 4.92% due 06/01/2048	700,000	896,473

		7,841,843

Security Description	Principal Amount	Value (Note 2)
Medical-Wholesale Drug Distribution — 0.1%
Cardinal Health, Inc. Senior Notes 3.41% due 06/15/2027	$475,000	$540,325
Cardinal Health, Inc. Senior Notes 3.75% due 09/15/2025	305,000	345,457

		885,782

Metal-Aluminum — 0.1%
Kaiser Aluminum Corp. Company Guar. Notes 4.63% due 03/01/2028*	790,000	786,445

Metal-Iron — 0.1%
Cleveland-Cliffs, Inc. Senior Sec. Notes 6.75% due 03/15/2026*	805,000	809,025

Motion Pictures & Services — 0.0%
Lions Gate Capital Holdings LLC Company Guar. Notes 6.38% due 02/01/2024*	245,000	247,305

Non-Hazardous Waste Disposal — 0.0%
Republic Services, Inc. Senior Notes 3.38% due 11/15/2027	270,000	312,341

Oil Companies-Exploration & Production — 0.5%
Cimarex Energy Co. Senior Notes 4.38% due 06/01/2024	15,000	16,002
Cimarex Energy Co. Senior Notes 4.38% due 03/15/2029	965,000	1,003,910
CNX Resources Corp. Company Guar. Notes 7.25% due 03/14/2027*	830,000	813,367
Comstock Resources, Inc. Company Guar. Notes 9.75% due 08/15/2026	610,000	609,805
Concho Resources, Inc. Company Guar. Notes 3.75% due 10/01/2027	155,000	169,818
Continental Resources, Inc. Company Guar. Notes 4.38% due 01/15/2028	155,000	144,584
Diamondback Energy, Inc. Company Guar. Notes 2.88% due 12/01/2024	795,000	808,103
Diamondback Energy, Inc. Company Guar. Notes 4.75% due 05/31/2025	415,000	451,380
Hess Corp. Senior Notes 4.30% due 04/01/2027	185,000	194,428
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 5.00% due 12/01/2024*	625,000	593,737
Northern Oil and Gas, Inc. Sec. Notes 8.50% due 05/15/2023(7)	562,486	480,926
Occidental Petroleum Corp. Senior Notes 2.60% due 08/13/2021	43,000	42,463

492

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies-Exploration & Production (continued)
Occidental Petroleum Corp. Senior Notes 2.70% due 08/15/2022	$358,000	$345,842
Occidental Petroleum Corp. Senior Notes 2.90% due 08/15/2024	820,000	771,784
Occidental Petroleum Corp. Senior Notes 3.00% due 02/15/2027	425,000	375,062
Occidental Petroleum Corp. Senior Notes 3.40% due 04/15/2026	50,000	45,250
Occidental Petroleum Corp. Senior Notes 4.10% due 02/01/2021	150,000	150,000
PDC Energy, Inc. Company Guar. Notes 5.75% due 05/15/2026	760,000	761,680

		7,778,141

Oil Companies-Integrated — 0.0%
Chevron Corp. Senior Notes 2.00% due 05/11/2027	390,000	416,935

Oil Refining & Marketing — 0.1%
CVR Energy, Inc. Company Guar. Notes 5.25% due 02/15/2025*	280,000	255,500
CVR Energy, Inc. Company Guar. Notes 5.75% due 02/15/2028*	410,000	367,073
Sunoco LP/Sunoco Finance Corp. Company Guar. Notes 5.50% due 02/15/2026	561,000	575,025
Valero Energy Corp. Senior Notes 2.85% due 04/15/2025	85,000	90,384

		1,287,982

Oil-Field Services — 0.0%
USA Compression Partners LP/USA Compression Finance Corp. Company Guar. Notes 6.88% due 09/01/2027	700,000	715,603

Paper & Related Products — 0.1%
International Paper Co. Senior Notes 4.80% due 06/15/2044	165,000	210,645
International Paper Co. Senior Notes 5.00% due 09/15/2035	500,000	652,478

		863,123

Pharmacy Services — 0.2%
Cigna Corp. Company Guar. Notes 3.00% due 07/15/2023	500,000	533,752
Cigna Corp. Company Guar. Notes 3.75% due 07/15/2023	718,000	782,283

Security Description	Principal Amount	Value (Note 2)
Pharmacy Services (continued)
CVS Health Corp. Senior Notes 3.50% due 07/20/2022	$600,000	$632,376
CVS Health Corp. Senior Notes 5.05% due 03/25/2048	565,000	778,282
Express Scripts Holding Co. Company Guar. Notes 2.60% due 11/30/2020	675,000	679,694

		3,406,387

Pipelines — 0.3%
Boardwalk Pipelines LP Company Guar. Notes 4.45% due 07/15/2027	85,000	90,653
Cameron LNG LLC Senior Sec. Notes 2.90% due 07/15/2031*	185,000	205,651
Cameron LNG LLC Senior Sec. Notes 3.70% due 01/15/2039*	155,000	178,647
Energy Transfer Operating LP Company Guar. Notes 3.75% due 05/15/2030	235,000	232,411
Energy Transfer Operating LP Company Guar. Notes 5.25% due 04/15/2029	385,000	418,203
Magellan Midstream Partners LP Senior Notes 4.25% due 09/15/2046	45,000	50,695
MPLX LP FRS Senior Notes 1.41% (3 ML+1.10%) due 09/09/2022	505,000	500,235
Sabine Pass Liquefaction LLC Senior Sec. Notes 4.20% due 03/15/2028	610,000	671,421
Sabine Pass Liquefaction LLC Senior Sec. Notes 4.50% due 05/15/2030*	185,000	213,411
Spectra Energy Partners LP Company Guar. Notes 3.38% due 10/15/2026	185,000	204,034
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. Company Guar. Notes 6.00% due 03/01/2027*	615,000	558,727
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 6.50% due 07/15/2027	1,355,000	1,449,850
Williams Cos., Inc. Senior Notes 5.10% due 09/15/2045	405,000	478,925

		5,252,863

Publishing-Periodicals — 0.1%
Meredith Corp. Company Guar. Notes 6.88% due 02/01/2026	1,045,000	907,792

493

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Radio — 0.0%
Entercom Media Corp. Company Guar. Notes 7.25% due 11/01/2024*	$565,000	$464,713

Real Estate Investment Trusts — 0.5%
Alexandria Real Estate Equities, Inc. Company Guar. Notes 3.45% due 04/30/2025	1,035,000	1,162,489
Alexandria Real Estate Equities, Inc. Company Guar. Notes 3.95% due 01/15/2027	45,000	51,552
Alexandria Real Estate Equities, Inc. Company Guar. Notes 3.95% due 01/15/2028	350,000	407,980
Brixmor Operating Partnership LP Senior Notes 3.25% due 09/15/2023	235,000	242,204
Brixmor Operating Partnership LP Senior Notes 3.90% due 03/15/2027	280,000	290,320
Brixmor Operating Partnership LP Senior Notes 4.13% due 06/15/2026	115,000	122,599
Crown Castle International Corp. Senior Notes 2.25% due 01/15/2031	360,000	373,508
Crown Castle International Corp. Senior Notes 3.70% due 06/15/2026	150,000	171,381
Crown Castle International Corp. Senior Notes 4.45% due 02/15/2026	350,000	409,716
Crown Castle International Corp. Senior Notes 4.75% due 05/15/2047	145,000	190,611
Essex Portfolio LP Company Guar. Notes 2.65% due 03/15/2032	220,000	237,109
Essex Portfolio LP Company Guar. Notes 3.38% due 04/15/2026	635,000	695,201
Federal Realty Investment Trust Senior Notes 2.75% due 06/01/2023	35,000	36,173
Highwoods Realty LP Senior Notes 3.63% due 01/15/2023	280,000	291,486
Kilroy Realty LP Company Guar. Notes 3.45% due 12/15/2024	350,000	368,153
Kilroy Realty LP Company Guar. Notes 4.38% due 10/01/2025	15,000	16,516
Kimco Realty Corp. Senior Notes 3.30% due 02/01/2025	265,000	284,827
Regency Centers LP Company Guar. Notes 3.60% due 02/01/2027	140,000	151,138
RHP Hotel Properties LP/RHP Finance Corp. Company Guar. Notes 4.75% due 10/15/2027	565,000	527,032

Security Description	Principal Amount	Value (Note 2)
Real Estate Investment Trusts (continued)
RHP Hotel Properties LP/RHP Finance Corp. Company Guar. Notes 5.00% due 04/15/2023	$230,000	$223,675
SBA Tower Trust Mtg. Notes 2.84% due 01/15/2025*	345,000	360,047
Ventas Realty LP Company Guar. Notes 3.25% due 10/15/2026	270,000	282,680
VEREIT Operating Partnership LP Company Guar. Notes 3.10% due 12/15/2029	540,000	546,951
VEREIT Operating Partnership LP Company Guar. Notes 3.95% due 08/15/2027	345,000	369,400

		7,812,748

Rental Auto/Equipment — 0.1%
Capitol Investment Merger Sub 2 LLC Sec. Notes 10.00% due 08/01/2024*	670,000	692,700
Herc Holdings, Inc. Company Guar. Notes 5.50% due 07/15/2027*	680,000	719,100

		1,411,800

Resorts/Theme Parks — 0.0%
SeaWorld Parks & Entertainment, Inc. Sec. Notes 9.50% due 08/01/2025*	480,000	486,600
Six Flags Entertainment Corp. Company Guar. Notes 4.88% due 07/31/2024*	170,000	161,449

		648,049

Retail-Apparel/Shoe — 0.1%
Gap, Inc. Senior Sec. Notes 8.63% due 05/15/2025*	750,000	826,650

Retail-Auto Parts — 0.0%
AutoZone, Inc. Senior Notes 3.13% due 04/21/2026	50,000	55,201
O’Reilly Automotive, Inc. Senior Notes 3.60% due 09/01/2027	430,000	494,936

		550,137

Retail-Automobile — 0.1%
Carvana Co. Company Guar. Notes 8.88% due 10/01/2023*	660,000	686,400
Lithia Motors, Inc. Company Guar. Notes 4.63% due 12/15/2027*	655,000	696,134

		1,382,534

Retail-Mail Order — 0.0%
QVC, Inc. Senior Sec. Notes 4.45% due 02/15/2025	120,000	123,495

494

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Retail-Mail Order (continued)
QVC, Inc. Senior Sec. Notes 4.85% due 04/01/2024	$75,000	$78,911

		202,406

Retail-Regional Department Stores — 0.1%
Macy’s Retail Holdings, Inc. Company Guar. Notes 3.88% due 01/15/2022	319,000	299,866
Macy’s, Inc. Senior Sec. Notes 8.38% due 06/15/2025*	745,000	778,093

		1,077,959

Retail-Restaurants — 0.1%
Golden Nugget, Inc. Senior Notes 6.75% due 10/15/2024*	476,000	329,630
IRB Holding Corp. Company Guar. Notes 6.75% due 02/15/2026*	1,410,000	1,417,050

		1,746,680

Schools — 0.0%
George Washington University Notes 3.55% due 09/15/2046	45,000	52,538
Northwestern University Bonds 2.64% due 12/01/2050	450,000	499,400

		551,938

Security Services — 0.0%
Allied Universal Holdco LLC/Allied Universal Finance Corp. Senior Notes 9.75% due 07/15/2027*	545,000	605,778

Semiconductor Components-Integrated Circuits — 0.1%
QUALCOMM, Inc. Senior Notes 2.15% due 05/20/2030	870,000	933,243
QUALCOMM, Inc. Senior Notes 3.25% due 05/20/2027	337,000	386,321

		1,319,564

Steel-Producers — 0.1%
Carpenter Technology Corp. Senior Notes 5.20% due 07/15/2021	150,000	154,410
Nucor Corp. Senior Notes 2.70% due 06/01/2030	310,000	336,117
Nucor Corp. Senior Notes 3.95% due 05/01/2028	595,000	698,829

		1,189,356

Steel-Specialty — 0.0%
Allegheny Technologies, Inc. Senior Notes 7.88% due 08/15/2023	686,000	722,269

Security Description	Principal Amount	Value (Note 2)
Telephone-Integrated — 0.3%
AT&T, Inc. Senior Notes 2.25% due 02/01/2032	$470,000	$481,441
AT&T, Inc. Senior Notes 2.75% due 06/01/2031	1,335,000	1,429,281
AT&T, Inc. Senior Notes 4.35% due 03/01/2029	345,000	412,224
Cincinnati Bell, Inc. Company Guar. Notes 8.00% due 10/15/2025*	455,000	480,120
Consolidated Communications, Inc. Company Guar. Notes 6.50% due 10/01/2022	720,000	702,900
Verizon Communications, Inc. Senior Notes 4.27% due 01/15/2036	740,000	950,390
Verizon Communications, Inc. Senior Notes 5.15% due 09/15/2023	725,000	827,891

		5,284,247

Television — 0.1%
AMC Networks, Inc. Company Guar. Notes 4.75% due 08/01/2025	375,000	384,375
Sinclair Television Group, Inc. Company Guar. Notes 5.50% due 03/01/2030*	675,000	674,797

		1,059,172

Theaters — 0.0%
Live Nation Entertainment, Inc. Company Guar. Notes 4.88% due 11/01/2024*	575,000	543,375

Tobacco — 0.1%
Altria Group, Inc. Company Guar. Notes 2.35% due 05/06/2025	140,000	148,925
Altria Group, Inc. Company Guar. Notes 3.49% due 02/14/2022	290,000	303,211
BAT Capital Corp. Company Guar. Notes 2.76% due 08/15/2022	510,000	530,266

		982,402

Toys — 0.0%
Hasbro, Inc. Senior Notes 3.00% due 11/19/2024	485,000	511,944

Transport-Equipment & Leasing — 0.1%
GATX Corp. Senior Notes 3.25% due 09/15/2026	375,000	401,396
GATX Corp. Senior Notes 3.50% due 03/15/2028	605,000	644,329

		1,045,725

495

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Transport-Rail — 0.1%
Kansas City Southern Company Guar. Notes 2.88% due 11/15/2029	$480,000	$526,503
Kansas City Southern Company Guar. Notes 4.70% due 05/01/2048	255,000	348,739

		875,242

Veterinary Diagnostics — 0.0%
Elanco Animal Health, Inc. Senior Notes 4.66% due 08/27/2021	120,000	124,952

Wireless Equipment — 0.0%
ViaSat, Inc. Senior Notes 6.50% due 07/15/2028*	575,000	590,640

Total U.S. Corporate Bonds & Notes (cost $163,569,606)		174,813,399

FOREIGN CORPORATE BONDS & NOTES — 3.9%
Advertising Services — 0.0%
WPP Finance 2010 Company Guar. Notes 3.75% due 09/19/2024	100,000	109,724

Agricultural Chemicals — 0.0%
Nutrien, Ltd. Senior Notes 4.00% due 12/15/2026	110,000	126,500

Auto-Cars/Light Trucks — 0.0%
Toyota Motor Corp. Senior Notes 3.18% due 07/20/2021	465,000	477,810

Auto/Truck Parts & Equipment-Original — 0.1%
Delphi Jersey Holdings PLC Company Guar. Notes 5.00% due 10/01/2025*	462,000	509,817
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. Company Guar. Notes 8.50% due 05/15/2027*	797,000	837,647
Toyota Industries Corp. Senior Notes 3.11% due 03/12/2022*	725,000	750,536

		2,098,000

Banks-Commercial — 0.7%
ABN AMRO Bank NV Sub. Notes 4.75% due 07/28/2025*	500,000	562,538
ANZ New Zealand International, Ltd. Company Guar. Notes 2.75% due 01/22/2021*	675,000	682,881
Banco Santander Chile Senior Notes 2.70% due 01/10/2025*	409,000	424,338
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand Senior Notes 5.38% due 04/17/2025*	355,000	393,535

Security Description	Principal Amount	Value (Note 2)
Banks-Commercial (continued)
Bank of Montreal Senior Notes 3.10% due 04/13/2021	$800,000	$816,577
Barclays Bank PLC Senior Notes 2.65% due 01/11/2021	850,000	857,021
BPCE SA Company Guar. Notes 3.00% due 05/22/2022*	250,000	259,209
BPCE SA Sub. Notes 4.50% due 03/15/2025*	300,000	332,305
BPCE SA Sub. Notes 4.88% due 04/01/2026*	400,000	459,857
Cooperatieve Rabobank UA Senior Notes 3.13% due 04/26/2021	505,000	515,586
Danske Bank A/S Senior Notes 3.24% due 12/20/2025*	476,000	510,408
ING Groep NV Senior Notes 3.15% due 03/29/2022	265,000	275,883
ING Groep NV Senior Notes 3.55% due 04/09/2024	1,050,000	1,149,892
Intesa Sanpaolo SpA Senior Notes 3.13% due 07/14/2022*	415,000	425,969
Intesa Sanpaolo SpA Senior Notes 3.38% due 01/12/2023*	200,000	207,125
Nordea Bank Abp Senior Notes 1.00% due 06/09/2023*	265,000	269,476
Royal Bank of Canada Senior Notes 1.60% due 04/17/2023	700,000	721,989
Santander UK Group Holdings PLC Senior Notes 2.88% due 08/05/2021	445,000	455,503
Santander UK PLC Senior Notes 3.75% due 11/15/2021	420,000	437,170
Svenska Handelsbanken AB Company Guar. Notes 3.35% due 05/24/2021	520,000	532,886
Toronto-Dominion Bank Senior Notes 3.50% due 07/19/2023	750,000	818,057
Toronto-Dominion Bank VRS Sub. Notes 3.63% due 09/15/2031	55,000	62,696

		11,170,901

Banks-Money Center — 0.1%
BBVA Bancomer SA Senior Notes 4.38% due 04/10/2024*	600,000	641,256

496

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Beverages-Wine/Spirits — 0.0%
Diageo Capital PLC Company Guar. Notes 1.38% due 09/29/2025	$265,000	$273,985

Building Products-Cement — 0.0%
Boral Finance Pty, Ltd. Company Guar. Notes 3.00% due 11/01/2022*	55,000	56,065

Cable/Satellite TV — 0.1%
LCPR Senior Secured Financing DAC Senior Sec. Notes 6.75% due 10/15/2027*	1,125,000	1,215,562

Casino Hotels — 0.0%
Studio City Finance, Ltd. Company Guar. Notes 6.00% due 07/15/2025*	385,000	391,164

Cellular Telecom — 0.2%
America Movil SAB de CV Senior Notes 2.88% due 05/07/2030	850,000	925,225
C&W Senior Financing Designated Activity Co. Senior Notes 6.88% due 09/15/2027*	300,000	320,340
Rogers Communications, Inc. Company Guar. Notes 3.70% due 11/15/2049	750,000	889,956
Rogers Communications, Inc. Company Guar. Notes 4.35% due 05/01/2049	445,000	584,752
Vodafone Group PLC Senior Notes 3.75% due 01/16/2024	800,000	878,464

		3,598,737

Chemicals-Diversified — 0.0%
LYB International Finance II BV Company Guar. Notes 3.50% due 03/02/2027	400,000	448,758

Chemicals-Specialty — 0.0%
Alpha 2 BV Senior Notes 8.75% due 06/01/2023*(7)	600,000	606,000

Commercial Services-Finance — 0.1%
Experian Finance PLC Company Guar. Notes 2.75% due 03/08/2030*	850,000	934,041

Containers-Metal/Glass — 0.0%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. Company Guar. Notes 5.25% due 08/15/2027*	555,000	580,957

Cruise Lines — 0.2%
Carnival Corp. Company Guar. Notes 3.95% due 10/15/2020	325,000	321,750
Carnival Corp. Senior Sec. Notes 11.50% due 04/01/2023*	1,380,000	1,500,750

Security Description	Principal Amount	Value (Note 2)
Cruise Lines (continued)
Royal Caribbean Cruises, Ltd. Senior Notes 5.25% due 11/15/2022	$555,000	$471,750
Silversea Cruise Finance, Ltd. Senior Sec. Notes 7.25% due 02/01/2025*	569,000	549,085

		2,843,335

Diversified Banking Institutions — 0.8%
Banco Santander SA Senior Notes 3.13% due 02/23/2023	600,000	630,871
Banco Santander SA Senior Notes 3.49% due 05/28/2030	200,000	221,217
Bank of Nova Scotia Senior Notes 3.13% due 04/20/2021	740,000	755,518
Barclays PLC Senior Notes 2.85% due 05/07/2026	830,000	879,942
Barclays PLC Senior Notes 3.25% due 01/12/2021	205,000	207,505
Barclays PLC Senior Notes 3.68% due 01/10/2023	315,000	327,156
BNP Paribas SA Senior Notes 2.22% due 06/09/2026*	435,000	453,076
Credit Agricole SA FRS Senior Notes 1.70% (3 ML+1.43%) due 01/10/2022*	275,000	277,968
Credit Agricole SA Senior Notes 3.75% due 04/24/2023*	600,000	646,716
Credit Suisse Group AG Senior Notes 2.59% due 09/11/2025*	660,000	691,898
Credit Suisse Group AG Senior Notes 3.00% due 12/14/2023*	320,000	333,806
HSBC Holdings PLC Senior Notes 2.65% due 01/05/2022	350,000	360,386
HSBC Holdings PLC Senior Notes 2.85% due 06/04/2031	385,000	404,546
HSBC Holdings PLC Senior Notes 3.26% due 03/13/2023	325,000	337,159
HSBC Holdings PLC Sub. Notes 4.38% due 11/23/2026	500,000	564,230
Mitsubishi UFJ Financial Group, Inc. Senior Notes 2.19% due 02/25/2025	800,000	842,122
Mitsubishi UFJ Financial Group, Inc. Senior Notes 3.54% due 07/26/2021	1,035,000	1,067,491
NatWest Markets PLC Senior Notes 2.38% due 05/21/2023*	465,000	480,849

497

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Royal Bank of Scotland Group PLC Senior Notes 4.52% due 06/25/2024	$900,000	$982,169
Sumitomo Mitsui Financial Group, Inc. Senior Notes 3.75% due 07/19/2023	1,235,000	1,341,918
UBS Group AG Senior Notes 1.36% due 01/30/2027*	340,000	343,133
UBS Group Funding Switzerland AG Senior Notes 3.00% due 04/15/2021*	200,000	203,728
UBS Group Funding Switzerland AG Senior Notes 3.49% due 05/23/2023*	335,000	351,026

		12,704,430

Electric-Distribution — 0.1%
Ausgrid Finance Pty, Ltd. Senior Sec. Notes 3.85% due 05/01/2023*	480,000	507,293
State Grid Overseas Investment, Ltd. Company Guar. Notes 3.75% due 05/02/2023*	510,000	546,657

		1,053,950

Electric-Integrated — 0.1%
Enel Finance International NV Company Guar. Notes 2.75% due 04/06/2023*	900,000	937,787

Electronic Components-Semiconductors — 0.0%
NXP BV/NXP Funding LLC/NXP USA, Inc. Company Guar. Notes 3.15% due 05/01/2027*	115,000	125,219

Finance-Leasing Companies — 0.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 3.50% due 05/26/2022	150,000	149,207
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 4.13% due 07/03/2023	740,000	743,608
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 4.88% due 01/16/2024	150,000	152,373
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 6.50% due 07/15/2025	160,000	171,696
Avolon Holdings Funding, Ltd. Company Guar. Notes 3.95% due 07/01/2024*	165,000	150,167

		1,367,051

Food-Dairy Products — 0.0%
Danone SA Senior Notes 2.95% due 11/02/2026*	450,000	502,250

Security Description	Principal Amount	Value (Note 2)
Food-Misc./Diversified — 0.1%
Sigma Holdco BV Company Guar. Notes 7.88% due 05/15/2026*	$1,190,000	$1,198,925

Gas-Transportation — 0.1%
APT Pipelines, Ltd. Company Guar. Notes 4.25% due 07/15/2027*	240,000	270,665
Rockpoint Gas Storage Canada, Ltd. Senior Sec. Notes 7.00% due 03/31/2023*	705,000	645,075

		915,740

Insurance Brokers — 0.0%
Aon PLC Company Guar. Notes 3.88% due 12/15/2025	35,000	40,445
Aon PLC Company Guar. Notes 4.75% due 05/15/2045	350,000	483,065
Trinity Acquisition PLC Company Guar. Notes 3.50% due 09/15/2021	25,000	25,654

		549,164

Insurance-Life/Health — 0.1%
AIA Group, Ltd. Senior Notes 3.60% due 04/09/2029*	1,055,000	1,178,023

Internet Content-Entertainment — 0.0%
Weibo Corp. Senior Notes 3.50% due 07/05/2024	430,000	453,521

Internet Content-Information/News — 0.0%
Tencent Holdings, Ltd. Senior Notes 2.99% due 01/19/2023*	265,000	275,992

Medical-Drugs — 0.1%
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.88% due 09/23/2023	430,000	458,118
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.88% due 09/23/2023	350,000	372,887
Takeda Pharmaceutical Co., Ltd. Senior Notes 2.05% due 03/31/2030	415,000	426,261

		1,257,266

Medical-Generic Drugs — 0.1%
Perrigo Finance Unlimited Co. Company Guar. Notes 3.15% due 06/15/2030	815,000	866,493
Teva Pharmaceutical Finance IV BV Company Guar. Notes 3.65% due 11/10/2021	165,000	165,825

		1,032,318

498

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Metal-Copper — 0.0%
First Quantum Minerals, Ltd. Company Guar. Notes 7.25% due 05/15/2022*	$610,000	$608,475

Metal-Diversified — 0.0%
Rio Tinto Finance USA, Ltd. Company Guar. Notes 3.75% due 06/15/2025	300,000	341,594

Multimedia — 0.0%
Thomson Reuters Corp. Senior Notes 3.35% due 05/15/2026	30,000	32,830

Non-Ferrous Metals — 0.0%
Corp. Nacional del Cobre de Chile Senior Notes 3.75% due 01/15/2031*	200,000	225,334

Oil & Gas Drilling — 0.0%
Transocean Pontus, Ltd. Senior Sec. Notes 6.13% due 08/01/2025*	672,175	620,081

Oil Companies-Exploration & Production — 0.2%
Canadian Natural Resources, Ltd. Senior Notes 2.95% due 01/15/2023	775,000	806,805
CNOOC Finance 2013, Ltd. Company Guar. Notes 3.00% due 05/09/2023	200,000	210,066
MEG Energy Corp. Company Guar. Notes 7.13% due 02/01/2027*	780,000	694,200
Woodside Finance, Ltd. Company Guar. Notes 3.70% due 09/15/2026*	101,000	108,063
Woodside Finance, Ltd. Company Guar. Notes 3.70% due 03/15/2028*	470,000	496,811
Woodside Finance, Ltd. Company Guar. Notes 4.50% due 03/04/2029*	475,000	534,699

		2,850,644

Oil Companies-Integrated — 0.0%
Shell International Finance BV Company Guar. Notes 3.25% due 05/11/2025	250,000	279,906
Shell International Finance BV Company Guar. Notes 4.38% due 05/11/2045	40,000	52,618
Suncor Energy, Inc. Senior Notes 3.10% due 05/15/2025	225,000	244,366

		576,890

Oil Refining & Marketing — 0.1%
Parkland Fuel Corp. Company Guar. Notes 5.88% due 07/15/2027*	585,000	620,100

Paper & Related Products — 0.0%
Celulosa Arauco y Constitucion SA Senior Notes 4.20% due 01/29/2030*	200,000	209,500

Security Description	Principal Amount	Value (Note 2)
Pastoral & Agricultural — 0.0%
JBS Investments II GmbH Company Guar. Notes 7.00% due 01/15/2026*	$560,000	$602,000

Pipelines — 0.0%
Enbridge, Inc. Company Guar. Notes 4.00% due 10/01/2023	90,000	98,080
Enbridge, Inc. Company Guar. Notes 4.25% due 12/01/2026	115,000	133,002
TransCanada PipeLines, Ltd. Senior Notes 4.88% due 01/15/2026	15,000	17,912

		248,994

Public Thoroughfares — 0.0%
Transurban Finance Co. Pty., Ltd. Senior Sec. Notes 3.38% due 03/22/2027*	90,000	96,056

Retail-Petroleum Products — 0.1%
eG Global Finance PLC Senior Sec. Notes 6.75% due 02/07/2025*	925,000	966,440
eG Global Finance PLC Senior Sec. Notes 8.50% due 10/30/2025*	200,000	218,484

		1,184,924

Satellite Telecom — 0.1%
Telesat Canada/Telesat LLC Company Guar. Notes 6.50% due 10/15/2027*	688,000	707,126

Steel-Producers — 0.0%
ArcelorMittal Senior Notes 4.55% due 03/11/2026	365,000	396,293

Telecom Services — 0.1%
Altice France Holding SA Company Guar. Notes 6.00% due 02/15/2028*	939,000	937,864
DKT Finance APS Senior Sec. Notes 9.38% due 06/17/2023*	675,000	680,063
Sable International Finance, Ltd. Senior Sec. Notes 5.75% due 09/07/2027*	425,000	445,013

		2,062,940

Transport-Equipment & Leasing — 0.0%
SMBC Aviation Capital Finance DAC Company Guar. Notes 3.55% due 04/15/2024*	200,000	207,326
SMBC Aviation Capital Finance DAC Company Guar. Notes 4.13% due 07/15/2023*	200,000	209,853

		417,179

Transport-Marine — 0.0%
Teekay Offshore Partners LP/Teekay Offshore Finance Corp. Senior Notes 8.50% due 07/15/2023*	696,213	612,667

499

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Transport-Services — 0.0%
Autoridad del Canal de Panama Senior Notes 4.95% due 07/29/2035*	$300,000	$349,125

Vitamins & Nutrition Products — 0.1%
Herbalife Nutrition, Ltd./HLF Financing, Inc. Company Guar. Notes 7.88% due 09/01/2025*	755,000	821,063

Web Portals/ISP — 0.1%
Baidu, Inc. Senior Notes 3.88% due 09/29/2023	615,000	660,221

Total Foreign Corporate Bonds & Notes (cost $59,335,508)		63,368,467

U.S. GOVERNMENT AGENCIES — 7.6%
Federal Home Loan Mtg. Corp. — 0.7%
3.00% due 11/01/2034	135,165	145,185
3.00% due 12/01/2046	796,494	862,768
3.00% due 04/01/2047	174,291	184,658
3.00% due 09/01/2049	181,871	199,537
3.00% due 01/01/2050	2,222,941	2,373,517
3.00% due 06/01/2050	134,183	142,063
3.00% due 07/01/2050	130,000	137,635
3.50% due 06/01/2033	557,024	587,273
3.50% due 09/01/2042	23,654	25,561
3.50% due 03/01/2044	81,097	87,770
3.50% due 03/01/2046	105,308	114,658
3.50% due 03/01/2048	912,678	985,833
4.00% due 09/01/2045	8,450	9,158
4.00% due 01/01/2050	1,731,906	1,838,418
4.00% due 04/01/2050	1,604,487	1,724,473
5.00% due 12/01/2041	176,234	202,382
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs.
Series K057, Class A1 2.21% due 06/25/2025(4)	151,728	159,647
Series K068, Class A1 2.95% due 02/25/2027(4)	302,481	326,505
Federal Home Loan Mtg. Corp. REMIC Series-4977, Class IO 4.50% due 05/25/2050(6)(16)	438,987	68,626
Federal Home Loan Mtg. Corp. REMIC FRS
Series 4604, Class FH 0.67% (1 ML+0.50%) due 08/15/2046(6)	15,008	15,059
Series 4621, Class FK 0.67% (1 ML+0.50%) due 10/15/2046(6)	67,227	67,506
Series 4623, Class MF 0.67% (1 ML+0.50%) due 10/15/2046(6)	41,098	41,233
Federal Home Loan Mtg. Corp. SCRT VRS Series 2016-1, Class M1 3.00% due 09/25/2055*(5)(6)	75,000	74,223

Security Description	Principal Amount	Value (Note 2)
Federal Home Loan Mtg. Corp. (continued)
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk REMIC FRS Series 2020-DNA3, Class M1 1.67% (1 ML+1.50%) due 06/25/2050*(6)	$275,000	$275,000

		10,648,688

Federal National Mtg. Assoc. — 4.1%
2.50% due 11/01/2031	159,614	169,612
2.50% due 01/01/2032	313,194	329,279
2.50% due 02/01/2032	261,970	278,369
2.50% due 05/01/2032	596,605	635,813
3.00% due 01/01/2031	12,161	12,787
3.00% due 10/01/2032	903,027	965,418
3.00% due 12/01/2032	297,659	312,970
3.00% due 11/01/2033	308,060	328,928
3.00% due 02/01/2035	122,073	131,093
3.00% due 11/01/2036	241,651	260,736
3.00% due 12/01/2036	77,004	83,562
3.00% due 10/01/2037	623,114	659,709
3.00% due 02/01/2040	1,362,769	1,467,818
3.00% due 02/01/2043	338,466	363,923
3.00% due 04/01/2043	1,299,724	1,403,507
3.00% due 05/01/2043	132,561	142,719
3.00% due 07/01/2043	27,501	29,662
3.00% due 08/01/2043	22,212	23,893
3.00% due 09/01/2043	103,715	113,869
3.00% due 01/01/2044	615,661	662,140
3.00% due 09/01/2046	957,733	1,025,457
3.00% due 10/01/2046	496,037	535,793
3.00% due 11/01/2046	3,233,091	3,489,433
3.00% due 12/01/2046	905,686	983,323
3.00% due 01/01/2047	1,279,768	1,359,055
3.00% due 06/01/2047	167,451	183,693
3.00% due 08/01/2047	765,978	832,383
3.00% due 11/01/2047	1,358,146	1,465,611
3.00% due 09/01/2048	812,867	863,780
3.00% due 08/01/2049	161,482	177,168
3.00% due 12/01/2049	638,103	680,724
3.00% due 07/01/2050	305,004	327,055
3.50% due 04/01/2031	633,061	668,445
3.50% due 11/01/2031	523,092	552,312
3.50% due 11/01/2032	198,300	212,014
3.50% due 12/01/2033	1,169,566	1,239,732
3.50% due 02/01/2035	19,487	20,994
3.50% due 06/01/2038	172,287	181,753
3.50% due 10/01/2041	25,137	27,116
3.50% due 07/01/2042	79,474	86,228
3.50% due 09/01/2042	77,863	84,244
3.50% due 10/01/2042	74,534	80,615
3.50% due 07/01/2043	17,269	19,095
3.50% due 08/01/2043	408,682	442,191
3.50% due 01/01/2044	1,069,674	1,157,369
3.50% due 07/01/2044	304,231	329,580
3.50% due 04/01/2045	293,985	313,532
3.50% due 06/01/2045	172,325	187,732
3.50% due 08/01/2045	605,781	655,183
3.50% due 11/01/2045	315,484	337,517
3.50% due 12/01/2045	488,184	522,552
3.50% due 01/01/2046	911,117	980,866
3.50% due 03/01/2046	2,027,789	2,171,670
3.50% due 04/01/2046	638,142	680,909

500

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
3.50% due 06/01/2046	$1,242,771	$1,359,698
3.50% due 09/01/2046	766,962	815,168
3.50% due 10/01/2046	390,936	416,866
3.50% due 02/01/2047	206,532	219,001
3.50% due 03/01/2047	274,698	291,814
3.50% due 05/01/2047	900,828	959,540
3.50% due 08/01/2047	480,610	523,278
3.50% due 12/01/2047	14,307	15,160
3.50% due 01/01/2048	519,183	561,402
3.50% due 04/01/2048	603,760	640,723
3.50% due 08/01/2049	64,047	67,495
3.50% due 10/01/2049	1,496,686	1,624,647
3.50% due 02/01/2050	1,283,013	1,353,346
3.50% due 05/01/2050	1,340,495	1,415,614
4.00% due 12/01/2040	13,141	14,444
4.00% due 02/01/2041	532,250	585,021
4.00% due 07/01/2044	675,369	731,628
4.00% due 06/01/2045	367,295	400,205
4.00% due 07/01/2045	557,569	604,508
4.00% due 09/01/2045	466,197	508,472
4.00% due 10/01/2045	245,689	267,456
4.00% due 11/01/2045	18,220	19,812
4.00% due 12/01/2045	409,127	459,217
4.00% due 03/01/2046	120,885	131,219
4.00% due 09/01/2046	18,137	19,665
4.00% due 01/01/2047	133,552	142,839
4.00% due 02/01/2047	333,084	358,759
4.00% due 03/01/2047	1,013,812	1,083,837
4.00% due 04/01/2047	1,039,032	1,110,898
4.00% due 05/01/2047	450,527	480,985
4.00% due 08/01/2047	2,570,548	2,770,181
4.00% due 10/01/2048	343,188	367,826
4.00% due 11/01/2049	330,924	354,870
4.00% due 01/01/2050	1,592,855	1,690,992
4.50% due 07/01/2040	166,380	184,294
4.50% due 01/01/2044	134,526	149,020
4.50% due 03/01/2046	998,697	1,111,408
4.50% due 09/01/2046	256,678	285,043
4.50% due 11/01/2046	1,224,412	1,358,850
4.50% due 08/01/2048	121,512	130,511
4.50% due 09/01/2048	341,139	366,666
4.50% due 11/01/2048	367,065	394,646
4.50% due 12/01/2048	206,512	221,715
4.50% due 01/01/2049	1,038,977	1,116,519
4.50% due 05/01/2049	866,921	935,725
4.50% due 01/01/2050	100,166	107,638
5.00% due 10/01/2033	13,282	15,231
5.00% due 07/01/2035	992,111	1,137,661
5.00% due 05/01/2040	85,791	98,665
5.00% due 06/01/2040	90,362	103,190
5.00% due 01/01/2049	839,034	949,954
5.50% due 10/01/2035	13,390	15,600
5.50% due 05/01/2036	42,557	49,369
5.50% due 08/01/2037	1,036,018	1,205,783
5.50% due 05/01/2044	969,330	1,131,528
5.50% due 01/01/2047	414,069	484,094
6.00% due 09/01/2037	61,367	72,573
6.00% due 07/01/2041	478,461	563,736

Security Description	Principal Amount	Value (Note 2)
Federal National Mtg. Assoc. (continued)
Federal National Mtg. Assoc. Connecticut Avenue Securities FRS Series 2020-R02, Class 2M1 0.92% (1 ML+0.75%) due 01/25/2040*(6)	$216,641	$215,918

		66,022,854

Government National Mtg. Assoc. — 1.6%
3.00% due 11/15/2042	195,618	210,190
3.00% due 03/20/2045	703,983	749,164
3.00% due 05/20/2046	265,636	281,887
3.00% due 07/20/2046	154,364	163,955
3.00% due 08/20/2046	1,461,987	1,555,237
3.00% due 09/20/2046	386,305	409,495
3.00% due 10/20/2046	73,597	78,160
3.00% due 11/20/2046	499,885	529,985
3.00% due 09/20/2049	594,513	614,146
3.00% due 10/20/2049	871,013	893,272
3.00% due 01/20/2050	727,495	752,094
3.00% due 04/20/2050	1,313,844	1,360,574
3.50% due 08/20/2042	504,933	547,210
3.50% due 05/20/2043	627,684	679,372
3.50% due 10/20/2044	9,881	10,564
3.50% due 05/20/2045	11,257	12,101
3.50% due 12/20/2045	298,034	318,007
3.50% due 04/20/2046	460,907	492,560
3.50% due 05/20/2046	365,657	390,367
3.50% due 06/20/2046	173,611	185,887
3.50% due 07/20/2046	74,036	78,935
3.50% due 04/20/2047	824,194	876,910
3.50% due 02/20/2048	2,386,384	2,568,092
3.50% due 04/20/2048	99,769	107,257
3.50% due 01/20/2049	164,363	174,114
4.00% due 09/20/2045	280,794	303,638
4.00% due 05/20/2046	76,334	82,397
4.00% due 05/20/2047	1,301,549	1,401,163
4.00% due 07/20/2047	905,069	975,113
4.00% due 08/20/2047	306,555	330,280
4.00% due 11/20/2047	370,542	398,623
4.00% due 03/20/2048	338,802	362,400
4.50% due 04/20/2041	11,455	12,619
4.50% due 07/20/2045	121,604	134,038
4.50% due 09/15/2045	70,440	78,214
4.50% due 12/20/2045	456,497	503,252
4.50% due 01/20/2046	74,282	81,870
4.50% due 07/20/2047	159,971	174,243
4.50% due 08/20/2047	1,014,533	1,105,149
4.50% due 09/20/2047	284,790	310,509
4.50% due 06/20/2048	98,041	105,671
4.50% due 12/20/2049	1,000,001	1,067,331
5.00% due 08/20/2042	55,661	63,084
5.00% due 07/20/2047	444,685	490,700
5.00% due 08/20/2047	72,091	79,559
5.00% due 09/20/2047	507,254	559,814
5.00% due 10/20/2047	24,140	26,638
5.00% due 11/20/2047	155,624	171,739
5.00% due 12/20/2047	513,848	564,378
5.00% due 01/20/2048	668,235	730,876
5.00% due 02/20/2048	110,282	120,380
5.00% due 05/20/2048	252,705	276,308
5.00% due 06/20/2048	222,769	244,440
5.00% due 07/20/2048	20,878	23,144
5.00% due 08/20/2048	77,362	84,098
5.00% due 06/20/2049	352,836	382,416

501

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Government National Mtg. Assoc. (continued)
5.50% due 12/20/2048	$284,924	$311,163
5.50% due 01/20/2049	48,212	52,749
5.50% due 03/20/2049	171,510	187,304
Government National Mtg. Assoc. REMIC Series 2018-8, Class DA 3.00% due 11/20/2047(6)	116,384	122,669
Government National Mtg. Assoc. REMIC FRS Series 2018 -122, Class FE 0.49% (1 ML+0.30%) due 09/20/2048(6)	205,509	205,068

		26,162,572

Uniform Mtg. Backed Securities — 1.2%
2.00% due August 30 TBA	4,125,000	4,274,531
2.50% due August 30 TBA	9,730,000	10,222,581
3.00% due August 30 TBA	285,000	301,488
3.50% due August 30 TBA	785,000	827,807
4.00% due August 30 TBA	1,210,000	1,285,436
4.50% due August 30 TBA	1,825,000	1,962,089

		18,873,932

Total U.S. Government Agencies (cost $117,977,709)		121,708,046

U.S. GOVERNMENT TREASURIES — 3.6%
United States Treasury Bonds — 2.4%
0.25% due 02/15/2050 TIPS(8)	13,563	16,527
1.13% due 05/15/2040	435,000	446,504
1.25% due 05/15/2050	700,000	709,215
2.00% due 02/15/2050	2,640,000	3,171,816
2.50% due 02/15/2046	1,545,000	1,998,663
2.88% due 11/15/2046	1,875,000	2,600,903
3.00% due 11/15/2045	1,025,000	1,439,605
3.00% due 05/15/2047	3,535,000	5,026,466
3.00% due 02/15/2048	3,400,000	4,862,797
3.00% due 08/15/2048	855,000	1,227,994
3.13% due 11/15/2041(13)	5,420,000	7,601,550
3.13% due 02/15/2043	1,655,000	2,330,188
4.50% due 05/15/2038(13)	4,210,000	6,794,216
4.75% due 02/15/2037	50,000	81,275

		38,307,719

United States Treasury Notes — 1.2%
0.13% due 04/30/2022	1,000,000	1,000,117
0.13% due 07/15/2030 TIPS(8)	29,400	32,859
0.13% due 07/15/2022 TIPS(8)	31,887	32,768
0.13% due 04/15/2025 TIPS(8)	83,380	88,748
0.25% due 05/31/2025	2,685,000	2,690,978
0.38% due 03/31/2022	285,000	286,147
0.50% due 03/31/2025	3,450,000	3,497,842
0.63% due 01/15/2024 TIPS(8)	41,426	44,030
1.13% due 02/28/2022	200,000	203,156
1.13% due 02/28/2025	5,900,000	6,150,750
1.50% due 11/30/2024(13)	4,490,000	4,745,018
3.13% due 05/15/2021	370,000	378,672

		19,151,085

Total U.S. Government Treasuries (cost $49,162,224)		57,458,804

Security Description	Principal Amount	Value (Note 2)
MUNICIPAL BONDS & NOTES — 0.8%
Bay Area Toll Authority Revenue Bonds 6.91% due 10/01/2050	$600,000	$1,133,352
California State Public Works Board Revenue Bonds 7.80% due 03/01/2035	300,000	461,790
Chicago Transit Authority Revenue Bonds Series A 6.90% due 12/01/2040	500,000	719,195
Detroit City School District General Obligation Bonds 6.65% due 05/01/2029	295,000	392,787
Florida State Board of Administration Finance Corp. Revenue Bonds Series A 2.64% due 07/01/2021	50,000	50,984
Florida State Development Finance Corp. Revenue Bonds Series B 4.11% due 04/01/2050	810,000	819,469
Grand Parkway Transportation Corp. Revenue Bonds 3.24% due 10/01/2052	390,000	414,430
Great Lakes Water Authority Sewage Disposal System Revenue Revenue Bonds 3.06% due 07/01/2039	115,000	127,236
Great Lakes Water Authority Water Supply System Revenue Revenue Bonds 3.47% due 07/01/2041	480,000	530,741
Metropolitan Water Reclamation District of Greater Chicago General Obligation Bonds 5.72% due 12/01/2038	375,000	552,480
Miami Dade Co. Water & Sewer System Revenue Bonds Series C 3.49% due 10/01/2042	455,000	497,479
Municipal Electric Authority of Georgia Revenue Bonds 6.66% due 04/01/2057	1,080,000	1,657,389
New York State Dormitory Authority Revenue Bonds Series B 3.88% due 07/01/2046	200,000	218,594
Northern California Power Agency Revenue Bonds 7.31% due 06/01/2040	300,000	469,602
San Jose Redevelopment Agency Successor Agency Tax Allocation Series A-T 3.38% due 08/01/2034	285,000	310,405
South Carolina Public Service Authority Revenue Bonds 2.39% due 12/01/2023	80,000	81,974

502

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)
MUNICIPAL BONDS & NOTES (continued)
State of California General Obligation Bonds 7.50% due 04/01/2034	$300,000	$503,904
State of California General Obligation Bonds 7.63% due 03/01/2040	620,000	1,116,068
State of Wisconsin Revenue Bonds 3.95% due 05/01/2036	850,000	937,125
Texas A&M University Revenue Bonds Series B 3.33% due 05/15/2039	1,100,000	1,203,147
Western Minnesota Municipal Power Agency Revenue Bonds Series A 3.16% due 01/01/2039	770,000	856,856

Total Municipal Bonds & Notes (cost $11,280,576)		13,055,007

FOREIGN GOVERNMENT OBLIGATIONS — 0.1%
Regional Authority — 0.0%
Province of Alberta, Canada Senior Notes 3.30% due 03/15/2028	555,000	648,451
Province of Manitoba, Canada Senior Notes 3.05% due 05/14/2024	150,000	163,934

		812,385

Sovereign — 0.1%
Government of Bermuda Senior Notes 4.85% due 02/06/2024*	296,000	324,268
Republic of Indonesia Senior Notes 4.88% due 05/05/2021	200,000	206,296
Republic of Poland Senior Notes 3.25% due 04/06/2026	110,000	124,025
State of Qatar Senior Notes 3.75% due 04/16/2030*	200,000	235,024

		889,613

Total Foreign Government Obligations (cost $1,530,788)		1,701,998

LOANS(9)(10)(11) — 0.0%
Cosmetics & Toiletries — 0.0%
Coty, Inc. FRS BTL-B 2.42% (1 ML+2.25%) due 04/07/2025 (cost $640,607)	646,701	554,869

OPTIONS - PURCHASED(14) — 0.0%
Exchanged-Traded Put Options-Purchased (cost $16,079,556)	2,396	251,580

Total Long-Term Investment Securities (cost $1,250,030,094)		1,418,607,519

Security Description	Shares/ Principal Amount	Value (Note 2)
SHORT-TERM INVESTMENT SECURITIES — 12.3%
Registered Investment Companies — 12.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.09%(12)	197,439,877	$197,439,877

U.S. Government Treasuries — 0.0%
United States Treasury Bills Disc. Notes 0.10% due 10/29/2020	$20,500	20,495

Total Short-Term Investment Securities (cost $197,460,372)		197,460,372

TOTAL INVESTMENTS (cost $1,447,490,466)(15)	100.3%	1,616,067,891
Liabilities in excess of other assets	(0.3)	(5,291,169)

NET ASSETS	100.0%	$1,610,776,722

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2020, the aggregate value of these securities was $116,318,054 representing 7.2% of net assets.
(1)	Securities classified as Level 3 (see Note 2).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of July 31, 2020, the Portfolio held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
ANT International Co., Ltd. Class C	6/8/2018	57,396	$321,992	$402,920	$7.02	0.03%
Venture Global LNG, Inc. Series C	10/16/2017	3	11,313	11,544	3,848.00	0.00%
Convertible Preferred Securities
Farmers Business Network, Inc. Series C	11/3/2017	563	10,395	18,611	33.06	0.00%

				$433,075		0.03%

503

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

(3)	Collateralized Loan Obligation
(4)	Commercial Mortgage Backed Security
(5)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(6)	Collateralized Mortgage Obligation
(7)	PIK (“Payment-in-Kind”) security — Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at the coupon rate listed.
(8)	Principal amount of security is adjusted for inflation.
(9)	Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(10)	The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(11)	All loans in the Portfolio were purchased through assignment agreements unless otherwise indicated.
(12)	The rate shown is the 7-day yield as of July 31, 2020.
(13)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(14)	Purchased Options:

Exchanged Traded Put Options - Purchased

Issue	Expiration Month	Strike Price	Number of Contracts	Notional Amount*	Premiums Paid	Value at 7/31/2020	Unrealized Appreciation (Depreciation)
S&P 500 Index	September 2020	$1,650	2,396	$783,760,352	$16,079,556	$251,580	$(15,827,976)

*	Notional amount is calculated by multiplying the number of contracts by the multiplier by the market value of the underlying security or index.

(15)	See Note 3 for cost of investments on a tax basis.
(16)	Interest only

ADR — American Depositary Receipt

BTL — Bank Term Loan

CDI — Chess Depositary Interest

CLO — Collateralized Loan Obligation

CVR — Contingent Value Rights

Euronext Amsterdam — Euronext Stock Exchange, Amsterdam

NASDAQ — National Association of Securities Dealers Automated Quotations

REMIC — Real Estate Mortgage Investment Conduit

RSP — Risparmio Shares-Savings Shares on the Italian Stock Exchange

SCRT — Structured Credit Risk Transfer

SDR — Swedish Depositary Receipt

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount andmaturity date will be determined upon settlement date.

TIPS — Treasury Inflation Protected Securities

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at July 31, 2020 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML — 1 Month USD LIBOR

3 ML — 3 Month USD LIBOR

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation

114	Long	U.S. Treasury Long Bonds	September 2020	$20,306,795	$20,780,062	$473,267

505	Long	U.S. Treasury 2 Year Notes	September 2020	111,507,085	111,597,110	90,025

777	Long	U.S. Treasury 5 Year Notes	September 2020	97,475,454	97,999,125	523,671

198	Long	U.S. Treasury 10 Year Notes	September 2020	27,500,623	27,735,469	234,846

118	Long	U.S. Ultra Bond	September 2020	25,955,112	26,867,125	912,013

						$2,233,822

504

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Futures Contracts — (continued)

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized (Depreciation)

363	Short	S&P 500 E-mini Index	September 2020	$55,715,031	$59,232,525	$(3,517,494)

653	Short	MSCI EAFE Index	September 2020	58,094,535	59,214,040	(1,119,505)

						$(4,636,999)

		Net Unrealized Appreciation (Depreciation)				$(2,403,177)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Centrally Cleared Credit Default Swaps on Credit Indicies — Sell Protection (1)
					Value(4)
Reference Obligations	Fixed Deal Receive Rate/ Payment Frequency	Termination Date	Implied Credit Spread at July 31, 2020(2)	Notional Amount (000’s)(3)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX North America Investment Grade Index	1.000%/Quarterly	06/20/2025	0.8145%	$8,000	$107,555	$9,333

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(3)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

505

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Diversified Financial Services	$—	$—		$402,920	$402,920
Oil Companies-Exploration & Production	3,341,870	101,235	**	11,544	3,454,649
Other Industries	682,635,813	259,956,436	**	—	942,592,249
Convertible Preferred Securities:
E-Commerce/Services	—	—		18,611	18,611
Other Industries	1,481,786	—		—	1,481,786
Preferred Securities	755,713	—		—	755,713
Asset Backed Securities:
Diversified Financial Services	—	35,981,972		1,007,449	36,989,421
U.S. Corporate Bonds & Notes	—	174,813,399		—	174,813,399
Foreign Corporate Bonds & Notes	—	63,368,467		—	63,368,467
U.S. Government Agencies	—	121,708,046		—	121,708,046
U.S. Government Treasuries	—	57,458,804		—	57,458,804
Municipal Bonds & Notes	—	13,055,007		—	13,055,007
Foreign Government Obligations	—	1,701,998		—	1,701,998
Loans	—	554,869		—	554,869
Options - Purchased	251,580	—		—	251,580
Short-Term Investment Securities	197,439,877	20,495		—	197,460,372

Total Investments at Value	$885,906,639	$728,720,728		$1,440,524	$1,616,067,891

Other Financial Instruments:†
Futures Contracts	$2,233,822	$—		$—	$2,233,822
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection	—	9,333		—	9,333

Total Other Financial Instruments	$2,233,822	$9,333		$—	$2,243,155

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$4,636,999	$—		$—	$4,636,999

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).
+	Amounts represent unrealized appreciation/depreciation as of the end of the Reporting period.

At the beginning and at the end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no Level 3 transfers during the reporting period.

See Notes to Financial Statements

506

SunAmerica Series Trust SA Templeton Foreign Value Portfolio

PORTFOLIO PROFILE — July 31, 2020 — (unaudited)

Industry Allocation*

Medical-Drugs	14.2%
Telephone-Integrated	5.9
Electronic Components-Semiconductors	4.4
Repurchase Agreements	4.2
Semiconductor Components-Integrated Circuits	4.2
Oil Companies-Integrated	3.8
Real Estate Operations & Development	3.7
Machinery-Electrical	3.6
Electric-Distribution	3.5
Dialysis Centers	2.5
Precious Metals	2.5
Brewery	2.2
Audio/Video Products	2.0
Gold Mining	2.0
Electronic Components-Misc.	2.0
Aerospace/Defense	2.0
Insurance-Life/Health	2.0
Agricultural Chemicals	1.9
Metal Processors & Fabrication	1.7
Diversified Minerals	1.7
Water	1.6
Food-Retail	1.6
Diversified Banking Institutions	1.6
Machinery-Construction & Mining	1.6
Rubber-Tires	1.5
Retail-Drug Store	1.4
Diversified Operations	1.4
Transport-Rail	1.4
Chemicals-Diversified	1.4
Auto-Cars/Light Trucks	1.4
Auto-Heavy Duty Trucks	1.4
Banks-Commercial	1.3
Diversified Manufacturing Operations	1.3
Diversified Financial Services	1.2
Telecom Services	1.2
Industrial Gases	1.2
Cellular Telecom	1.2
Retail-Restaurants	1.1
Beverages-Non-alcoholic	1.1
Building & Construction-Misc.	1.0
Transport-Marine	0.9
E-Commerce/Products	0.8
Medical-Wholesale Drug Distribution	0.6
Athletic Footwear	0.5

99.7%

Country Allocation*

Japan	30.1%
Germany	16.5
France	8.8
United States	5.3
United Kingdom	5.2
Switzerland	5.0
South Korea	4.8
Canada	4.5
Taiwan	4.1
Cayman Islands	4.0
Norway	3.1
Hong Kong	3.1
Netherlands	1.8
Singapore	1.2
Denmark	0.9
Italy	0.7
China	0.6

99.7%

*	Calculated as a percentage of net assets

507

SunAmerica Series Trust SA Templeton Foreign Value Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 95.5%
Canada — 4.5%
Barrick Gold Corp.	463,400	$13,396,894
Wheaton Precious Metals Corp.	313,400	17,003,082

		30,399,976

Cayman Islands — 4.0%
Alibaba Group Holding, Ltd. ADR†	22,000	5,522,440
CK Asset Holdings, Ltd.	2,184,284	12,043,638
CK Hutchison Holdings, Ltd.	1,461,284	9,541,954

		27,108,032

China — 0.6%
Sinopharm Group Co., Ltd.	1,565,200	3,733,087

Denmark — 0.9%
AP Moller—Maersk A/S, Series B	4,467	5,756,271

France — 8.8%
Air Liquide SA	47,553	7,850,563
Cie Generale des Etablissements Michelin SCA	96,427	10,089,768
Sanofi	208,042	21,749,086
TOTAL SE	220,344	8,181,017
Veolia Environnement SA	477,889	10,926,653

		58,797,087

Germany — 16.5%
adidas AG†	13,426	3,714,116
Bayer AG	299,643	19,951,475
Covestro AG*	242,456	9,421,691
Deutsche Telekom AG	1,386,391	23,214,777
E.ON SE	2,020,439	23,705,368
Fresenius Medical Care AG & Co. KGaA†	193,010	17,004,717
Infineon Technologies AG	205,013	5,124,031
Siemens AG	66,873	8,569,068

		110,705,243

Hong Kong — 3.1%
AIA Group, Ltd.	1,451,000	13,003,041
Sun Hung Kai Properties, Ltd.	611,500	7,431,986

		20,435,027

Italy — 0.7%
Eni SpA	547,648	4,898,152

Japan — 30.1%
East Japan Railway Co.	163,500	9,436,715
Hitachi, Ltd.	319,940	9,497,292
Honda Motor Co., Ltd.	386,200	9,383,012
Isuzu Motors, Ltd.	1,107,000	9,105,612
KDDI Corp.	529,000	16,284,074
Kirin Holdings Co., Ltd.	768,300	14,861,251
Komatsu, Ltd.	522,800	10,313,968
Kyocera Corp.	238,200	13,289,239
Matsumotokiyoshi Holdings Co., Ltd.	286,300	9,548,784
Mitsubishi Electric Corp.	1,108,100	14,493,545
Mitsui Fudosan Co., Ltd.	352,000	5,532,884
Seven & i Holdings Co., Ltd.	358,100	10,910,713
Sony Corp.	175,700	13,624,752
Sumitomo Metal Mining Co., Ltd.	379,700	11,361,202
Sumitomo Mitsui Financial Group, Inc.	393,600	10,522,696
Suntory Beverage & Food, Ltd.	187,300	7,080,002

Security Description	Shares	Value (Note 2)
Japan (continued)
Taisei Corp.	187,900	$6,479,234
Takeda Pharmaceutical Co., Ltd.	549,602	19,554,004

		201,278,979

Netherlands — 1.8%
NXP Semiconductors NV	99,900	11,741,247

Norway — 3.1%
Equinor ASA	526,944	7,850,255
Yara International ASA	310,814	13,071,183

		20,921,438

Singapore — 1.2%
Singapore Telecommunications, Ltd. (OTC)	2,206,600	4,009,989
Singapore Telecommunications, Ltd. (SGX)	2,293,100	4,174,023

		8,184,012

South Korea — 4.8%
KB Financial Group, Inc. ADR	284,536	8,325,523
Samsung Electronics Co., Ltd. GDR*	19,702	23,760,612

		32,086,135

Switzerland — 5.0%
Novartis AG	199,403	16,514,330
Roche Holding AG	49,940	17,279,662

		33,793,992

Taiwan — 4.1%
Catcher Technology Co., Ltd.	1,548,000	11,362,679
Taiwan Semiconductor Manufacturing Co., Ltd.	1,120,000	16,391,439

		27,754,118

United Kingdom — 5.2%
BAE Systems PLC	2,056,131	13,258,985
BP PLC	1,342,203	4,865,734
Standard Chartered PLC	1,750,204	8,896,353
Vodafone Group PLC	5,028,254	7,637,352

		34,658,424

United States — 1.1%
Yum China Holdings, Inc.	138,500	7,096,740

Total Long-Term Investment Securities (cost $620,637,897)		639,347,960

508

SunAmerica Series Trust SA Templeton Foreign Value Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
REPURCHASE AGREEMENTS — 4.2%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00%, dated 07/31/2020, to be repurchased 08/03/2020 in the amount of $28,310,000 and collateralized by $27,181,600 of United States Treasury Notes, bearing interest at 1.75%, due 07/31/2024 and having an approximate value of $28,876,210 (cost $28,310,000)	$28,310,000	$28,310,000

TOTAL INVESTMENTS — (cost $648,947,897)(1)	99.7%	667,657,960
Other assets less liabilities	0.3	2,120,462

NET ASSETS —	100.0%	$669,778,422

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2020, the aggregate value of these securities was $33,182,303 representing 5.0% of net assets.
(1)	See Note 3 for cost of investments on a tax basis.

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

OTC — Over The Counter

SGX — Singapore Exchange

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$86,846,538	$552,501,422	**	$—	$639,347,960
Repurchase Agreements	—	28,310,000		—	28,310,000

Total Investments at Value	$86,846,538	$580,811,422		$—	$667,657,960

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board. (see Note 2).

See Notes to Financial Statements

509

SunAmerica Series Trust SA VCP Dynamic Allocation Portfolio

PORTFOLIO PROFILE — July 31, 2020 — (unaudited)

Industry Allocation*

Domestic Equity Investment Companies	48.0%
Domestic Fixed Income Investment Companies	24.1
United States Treasury Notes	16.1
International Equity Investment Companies	10.1
Registered Investment Companies	0.8
Options Purchased	0.8
International Fixed Income Investment Companies	0.3
United States Treasury Bonds	0.1

100.3%

*	Calculated as a percentage of net assets

510

SunAmerica Series Trust SA VCP Dynamic Allocation Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited)

Security Description	Shares	Value (Note 2)
AFFILIATED REGISTERED INVESTMENT COMPANIES@# — 82.5%
Domestic Equity Investment Companies — 48.0%
Anchor Series Trust SA Wellington Capital Appreciation Portfolio, Class 1	4,224,486	$246,752,231
Seasons Series Trust SA Columbia Focused Value Portfolio, Class 1	10,282,498	181,486,090
Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio, Class 1	12,892,254	227,290,436
Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio, Class 1	23,918,517	332,467,387
Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio, Class 1	4,582,537	102,603,002
Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio, Class 1	8,306,721	118,703,038
Seasons Series Trust SA Multi-Managed Small Cap Portfolio, Class 1	6,353,109	72,806,626
Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio, Class 1	12,305,520	333,848,755
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	6,779,983	405,714,162
SunAmerica Series Trust SA Fidelity Institutional AM Real Estate Portfolio, Class 1	3,636,902	47,170,618
SunAmerica Series Trust SA Franklin Small Company Value Portfolio, Class 1	5,098,480	81,218,782
SunAmerica Series Trust SA Franklin U.S. Equity Smart Beta Portfolio, Class 1	4,896,179	77,310,660
SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio, Class 1	11,283,736	109,565,072
SunAmerica Series Trust SA Janus Focused Growth Portfolio, Class 1	6,855,912	133,004,700
SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio, Class 1	11,693,568	377,819,189
SunAmerica Series Trust SA JPMorgan Mid Cap Growth Portfolio, Class 1	4,142,880	98,310,532
SunAmerica Series Trust SA Large Cap Growth Index Portfolio, Class 1	8,025,820	172,876,167
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	42,043,198	1,121,712,509
SunAmerica Series Trust SA Large Cap Value Index Portfolio, Class 1	8,208,176	130,181,673
SunAmerica Series Trust SA Legg Mason BW Large Cap Value Portfolio, Class 1	14,366,061	256,290,532
SunAmerica Series Trust SA MFS Blue Chip Growth, Class 1	22,945,001	355,418,060
SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio, Class 1	13,761,138	328,340,749

Security Description	Shares	Value (Note 2)
Domestic Equity Investment Companies (continued)
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	6,834,303	$73,947,157
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1†	6,787,710	72,153,356
SunAmerica Series Trust SA WellsCap Aggressive Growth Portfolio, Class 1	1,915,378	54,090,267

Total Domestic Equity Investment Companies (cost $4,762,748,164)		5,511,081,750

Domestic Fixed Income Investment Companies — 24.1%
Anchor Series Trust SA Wellington Government & Quality Bond Portfolio, Class 1	38,415,539	636,161,322
Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	47,089,262	603,684,336
Seasons Series Trust SA Wellington Real Return Portfolio, Class 1	16,441,965	168,365,718
SunAmerica Series Trust SA DFA Ultra Short Bond Portfolio, Class 1	6,875,317	73,428,384
SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio, Class 1	19,010,965	273,757,890
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	14,264,182	167,461,493
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	12,142,940	133,450,910
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	65,818,791	650,947,841
SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio, Class 1	9,444,166	52,226,236

Total Domestic Fixed Income Investment Companies (cost $2,550,138,382)		2,759,484,130

International Equity Investment Companies — 10.1%
Seasons Series Trust SA Multi-Managed International Equity Portfolio, Class 1	22,981,666	189,828,560
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1†	2,892,430	42,489,801
SunAmerica Series Trust SA Fidelity Institutional International Growth Portfolio, Class 1	13,061,334	229,879,476
SunAmerica Series Trust SA International Index Portfolio, Class 1	11,360,112	120,871,588
SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio, Class 1	4,130,612	34,490,611
SunAmerica Series Trust SA JPMorgan Global Equities Portfolio, Class 1	10,082,277	180,674,406
SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio, Class 1	21,458,678	210,724,215

511

SunAmerica Series Trust SA VCP Dynamic Allocation Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)
AFFILIATED REGISTERED INVESTMENT COMPANIES@# (continued)
International Equity Investment Companies (continued)
SunAmerica Series Trust SA Templeton Foreign Value Portfolio, Class 1	11,791,363	$148,217,435

Total International Equity Investment Companies (cost $1,134,215,230)		1,157,176,092

International Fixed Income Investment Companies — 0.3%
SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio, Class1† (cost $ 32,927,272)	3,004,847	36,538,935

Total Affiliated Registered Investment Companies (cost $8,480,029,048)		9,464,280,907

U.S. GOVERNMENT TREASURIES — 16.2%
United States Treasury Bonds — 0.1%
United States Treasury Bonds TIPS	8,596,000	12,152,259

United States Treasury Notes — 16.1%
0.63% due 05/15/2030	$62,475,000	62,992,371
1.50% due 02/15/2030	121,655,000	132,770,276
1.63% due 08/15/2029	159,561,700	175,486,706
2.38% due 05/15/2029	294,412,500	342,220,029
2.75% due 02/15/2028(1)	108,718,900	127,502,638
2.88% due 05/15/2028	154,664,500	183,549,303
3.13% due 11/15/2028	155,906,100	189,651,244
1.75% due 11/15/2029	153,798,300	171,226,771
2.25% due 08/15/2027(1)	61,112,600	69,004,719
2.25% due 11/15/2027	193,200,700	218,777,152
2.63% due 02/15/2029	143,622,500	169,429,668

		1,842,610,877

Total U.S. Government Treasuries (cost $1,654,748,144)		1,854,763,136

Security Description	Shares	Value (Note 2)
OPTIONS - PURCHASED — 0.8%
Over the Counter Put Options - Purchased(4) (cost $140,894,506)	1,710,000	$93,290,636

Total Long-Term Investment Securities (cost $10,275,671,698)		11,412,334,679

SHORT-TERM INVESTMENT SECURITIES — 0.8%
Registered Investment Companies — 0.8%
AllianceBernstein Government STIF Portfolio, Class AB 0.23%(2) (cost $95,806,424)	95,806,424	95,806,424

TOTAL INVESTMENTS (cost $10,371,478,122)(3)	100.3%	11,508,141,103
Liabilities in excess of other assets	(0.3)	(37,945,437)

NET ASSETS	100.0%	$11,470,195,666

†	Non-income producing security
@	The SunAmerica Series Trust SA VCP Dynamic Allocation Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the SunAmerica Series Trust, Anchor Series Trust, and the Seasons Series Trust, some of which are not presented in this report. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.
#	See Note 8
STIF	— Short Term Index Fund
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	The rate shown is the 7-day yield as of July 31, 2020.
(3)	See Note 3 for cost of investments on a tax basis.

(4)	Purchased Options:

Over the Counter Put Options - Purchased

Issue	Counterparty	Expiration Month	Strike Price	Number of Contracts	Notional Amount*	Premiums Paid	Value at July 31, 2020	Unrealized Appreciation/ (Depreciation)
S&P 500 Index	UBS AG	December 2020	$2,500	60,000	$196,267,200	$5,867,868	$2,548,047	$(3,319,821)
S&P 500 Index	UBS AG	December 2020	2,500	10,000	32,711,200	885,900	424,674	(461,226)
S&P 500 Index	Goldman Sachs International	December 2020	2,500	490,000	1,602,848,800	37,545,172	20,809,046	(16,736,126)
S&P 500 Index	JPMorgan Chase Bank, N.A.	December 2020	2,500	10,000	32,711,200	787,000	424,674	(362,326)
S&P 500 Index	UBS AG	December 2020	2,700	220,000	719,646,400	20,637,936	14,622,657	(6,015,279)
S&P 500 Index	JPMorgan Chase Bank, N.A.	December 2020	2,700	10,000	32,711,200	898,000	664,666	(233,334)
S&P 500 Index	UBS AG	December 2020	2,700	10,000	32,711,200	1,352,500	664,666	(687,834)
S&P 500 Index	UBS AG	December 2020	2,700	20,000	65,422,400	2,384,320	1,329,333	(1,054,987)
S&P 500 Index	JPMorgan Chase Bank, N.A.	December 2020	2,700	40,000	130,844,800	4,022,400	2,658,665	(1,363,735)
S&P 500 Index	JPMorgan Chase Bank, N.A.	December 2020	2,700	10,000	32,711,200	818,000	664,666	(153,334)
S&P 500 Index	CitiBank N.A.	December 2020	2,700	50,000	163,556,000	3,520,835	3,323,331	(197,504)
S&P 500 Index	UBS AG	January 2021	2,475	160,000	523,379,200	14,756,048	7,939,114	(6,816,934)
S&P 500 Index	CitiBank N.A.	January 2021	2,475	410,000	1,341,159,200	29,254,115	20,343,978	(8,910,137)
S&P 500 Index	CitiBank N.A.	March 2021	2,550	210,000	686,935,200	18,164,412	16,873,119	(1,291,293)

						$140,894,506	$93,290,636	$(47,603,870)

*	Notional amount is calculated by multiplying the number of contracts by the multiplier by the market value of the underlying security or index.

512

SunAmerica Series Trust SA VCP Dynamic Allocation Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)

1,900	Short	S&P 500 E-Mini Index	September 2020	$307,387,740	$310,032,500	$(2,644,760)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$9,464,280,907	$—	$—	$9,464,280,907
U.S. Government Treasuries	—	1,854,763,136	—	1,854,763,136
Options-Purchased	—	93,290,636	—	93,290,636
Short-Term Investment securities	95,806,424	—	—	95,806,424

Total Investments at Value	$9,560,087,331	$1,948,053,772	$—	$11,508,141,103

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$2,644,760	$—	$—	$2,644,760

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See	Notes to Financial Statements

513

SunAmerica Series Trust SA VCP Dynamic Strategy Portfolio

PORTFOLIO PROFILE — July 31, 2020 — (unaudited)

Industry Allocation*

Domestic Equity Investment Companies	57.3%
Domestic Fixed Income Investment Companies	16.5
United States Treasury Notes	13.8
International Equity Investment Companies	10.1
Registered Investment Companies	1.1
Options Purchased	0.8
International Fixed Income Investment Companies	0.5
United States Treasury Bonds	0.2

100.3%

*	Calculated as a percentage of net assets

514

SunAmerica Series Trust SA VCP Dynamic Strategy Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited)

Security Description	Shares	Value (Note 2)
AFFILIATED REGISTERED INVESTMENT COMPANIES@# — 84.4%
Domestic Equity Investment Companies — 57.3%
Seasons Series Trust SA Columbia Focused Value Portfolio, Class 1	4,248,420	$74,984,615
Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio, Class 1	9,634,882	169,862,963
Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio, Class 1	19,148,765	266,167,827
Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio, Class 1	3,354,264	75,101,969
Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio, Class 1	3,421,793	48,897,424
Seasons Series Trust SA Multi-Managed Small Cap Portfolio, Class 1	8,056,595	92,328,578
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	3,371,310	201,739,183
SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio, Class 1	7,614,327	90,077,483
SunAmerica Series Trust SA Dogs of Wall Street Portfolio, Class 1	12,301,032	161,143,516
SunAmerica Series Trust SA Fidelity Institutional AM Real Estate Portfolio, Class 1	1,996,546	25,895,202
SunAmerica Series Trust SA Franklin Small Company Value Portfolio, Class 1	1,994,169	31,767,117
SunAmerica Series Trust SA Franklin U.S. Equity Smart Beta Portfolio, Class 1	3,362,739	53,097,653
SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio, Class 1	2,422,800	23,525,393
SunAmerica Series Trust SA Janus Focused Growth Portfolio, Class 1	7,847,711	152,245,594
SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio, Class 1	7,237,017	233,828,021
SunAmerica Series Trust SA JPMorgan Mid Cap Growth Portfolio, Class 1	2,815,216	66,805,087
SunAmerica Series Trust SA Large Cap Growth Index Portfolio, Class 1	3,885,218	83,687,605
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	18,873,000	503,531,643
SunAmerica Series Trust SA Large Cap Value Index Portfolio, Class 1	7,047,520	111,773,665
SunAmerica Series Trust SA Legg Mason BW Large Cap Value Portfolio, Class 1	11,080,391	197,674,184
SunAmerica Series Trust SA MFS Blue Chip Growth, Class 1	9,759,782	151,179,030
SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio, Class 1	10,464,430	249,681,311
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	4,171,529	45,135,944
SunAmerica Series Trust SA Oppenheimer Main Street Large Cap Portfolio, Class 1	11,190,653	253,132,582

Security Description	Shares	Value (Note 2)
Domestic Equity Investment Companies (continued)
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1†	3,650,120	$38,800,779

Total Domestic Equity Investment Companies (cost $3,054,322,323)		3,402,064,368

Domestic Fixed Income Investment Companies — 16.5%
Anchor Series Trust SA Wellington Government & Quality Bond Portfolio, Class 1	12,942,205	214,322,919
Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	13,700,616	175,641,900
Seasons Series Trust SA Wellington Real Return Portfolio, Class 1	5,926,150	60,683,771
SunAmerica Series Trust SA DFA Ultra Short Bond Portfolio, Class 1	2,917,909	31,163,264
SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio, Class 1	6,607,820	95,152,609
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	6,334,105	74,362,393
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	5,997,266	65,909,955
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	24,429,921	241,611,917
SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio, Class 1	3,130,509	17,311,716

Total Domestic Fixed Income Investment Companies (cost $901,414,462)		976,160,444

International Equity Investment Companies — 10.1%
Seasons Series Trust SA Multi-Managed International Equity Portfolio, Class 1	10,157,303	83,899,320
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1†	1,779,104	26,135,031
SunAmerica Series Trust SA Fidelity Institutional International Growth Portfolio, Class 1	4,221,155	74,292,330
SunAmerica Series Trust SA International Index Portfolio, Class 1	6,780,945	72,149,259
SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio, Class 1	1,905,266	15,908,968
SunAmerica Series Trust SA JPMorgan Global Equities Portfolio, Class 1	4,777,532	85,613,380
SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio, Class 1	3,884,671	38,147,465
SunAmerica Series Trust SA Putnam International Growth and Income Portfolio, Class 1	10,005,536	85,647,390
SunAmerica Series Trust SA Templeton Foreign Value Portfolio, Class 1	9,450,901	118,797,822

Total International Equity Investment Companies (cost $607,616,662)		600,590,965

515

SunAmerica Series Trust SA VCP Dynamic Strategy Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)
AFFILIATED REGISTERED INVESTMENT COMPANIES@# (continued)
International Fixed Income Investment Companies — 0.5%
SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio, Class 1† (costs $26,304,693)	2,326,246	$28,287,157

Total Affiliated Registered Investment Companies (cost $4,589,658,140)		5,007,102,934

U.S. GOVERNMENT TREASURIES — 14.0%
United States Treasury Bonds — 0.2%
6.13% due 11/15/2027 TIPS	$5,698,000	8,055,325

United States Treasury Notes — 13.8%
0.63% due 05/15/2030	13,929,000	14,049,791
1.50% due 02/15/2030	54,349,000	59,314,715
1.63% due 08/15/2029(1)	81,320,300	89,436,447
2.38% due 05/15/2029	131,544,600	152,905,182
2.75% due 02/15/2028(1)	49,492,500	58,043,489
2.88% due 05/15/2028	60,090,700	71,313,108
3.13% due 11/15/2028	83,073,500	101,054,369
1.75% due 11/15/2029	71,967,000	80,122,323
2.25% due 08/15/2027	15,161,500	17,119,466
2.25% due 11/15/2027	87,351,200	98,914,997
2.63% due 02/15/2029	66,531,100	78,485,907

		820,759,794

Total U.S. Government Treasuries (cost $738,497,645)		828,815,119

OPTIONS - PURCHASED — 0.8%
Over the Counter Put Options — Purchased(4) (cost $73,666,951)	890,000	48,525,314

Total Long-Term Investment Securities (cost $5,401,822,736)		5,884,443,367

Security Description	Shares	Value (Note 2)
SHORT-TERM INVESTMENT SECURITIES — 1.1%
Registered Investment Companies — 1.1%
AllianceBernstein Government STIF Portfolio, Class AB 0.23%(2) (cost $66,563,405)	66,563,405	$66,563,405

TOTAL INVESTMENTS (cost $5,468,386,141)(3)	100.3%	5,951,006,772
Liabilities in excess of other assets	(0.3)	(16,855,610)

NET ASSETS	100.0%	$5,934,151,162

†	Non-income producing security
@	The SunAmerica Series Trust SA VCP Dynamic Strategy Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica Series Trust, Anchor Series Trust, and Seasons Series Trust, some of which are not presented in this report. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.
#	See Note 8
STIF	— Short Term Index Fund
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	The rate shown is the 7-day yield as of July 31, 2020.
(3)	See Note 3 for cost of investments on a tax basis.

(4)	Options - Purchased

Over the Counter Put Options - Purchased

Issue	Counterparty	Expiration Month	Strike Price	Number of Contracts	Notional Amount*	Premiums Paid	Value at July 31, 2020	Unrealized Appreciation (Depreciation)
S&P 500 Index	CitiBank N.A.	December 2020	$2,700	30,000	$98,133,600	$2,112,501	$1,993,999	$(118,502)
S&P 500 Index	CitiBank N.A.	January 2021	2,475	200,000	654,224,000	14,270,300	9,923,892	(4,346,408)
S&P 500 Index	CitiBank N.A.	March 2021	2,550	110,000	359,823,200	9,514,692	8,838,300	(676,392)
S&P 500 Index	Goldman Sachs International	December 2020	2,500	250,000	817,780,000	19,155,700	10,616,860	(8,538,840)
S&P 500 Index	JPMorgan Chase Bank, N.A.	December 2020	2,500	10,000	32,711,200	787,000	424,674	(362,326)
S&P 500 Index	JPMorgan Chase Bank, N.A.	December 2020	2,700	20,000	65,422,400	2,011,200	1,329,332	(681,868)
S&P 500 Index	UBS AG	December 2020	2,500	50,000	163,556,000	4,889,890	2,123,372	(2,766,518)
S&P 500 Index	UBS AG	December 2020	2,700	130,000	425,245,600	12,195,144	8,640,662	(3,554,482)
S&P 500 Index	UBS AG	December 2020	2,700	10,000	32,711,200	1,352,500	664,666	(687,834)
S&P 500 Index	UBS AG	January 2021	2,475	80,000	261,689,600	7,378,024	3,969,557	(3,408,467)

						$73,666,951	$48,525,314	$(25,141,637)

*	Notional amount is calculated by multiplying the number of contracts by the multiplier by the market value of the underlying security or index.

516

SunAmerica Series Trust SA VCP Dynamic Strategy Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)

4,500	Short	S&P 500 E-Mini Index	September 2020	$701,245,373	$734,287,500	$(33,042,127)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$5,007,102,934	$—	$—	$5,007,102,934
U.S. Government Treasuries	—	828,815,119	—	828,815,119
Options - Purchased	—	48,525,314	—	48,525,314
Short-Term Investment Securities	66,563,405	—	—	66,563,405

Total Investments at Value	$5,073,666,339	$877,340,433	$—	$5,951,006,772

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$33,042,127	$—	$—	$33,042,127

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See	Notes to Financial Statements

517

SunAmerica Series Trust SA VCP Index Allocation Portfolio

PORTFOLIO PROFILE — July 31, 2020 — (unaudited)

Industry Allocation*

Domestic Equity Investment Companies	47.7%
Domestic Fixed Income Investment Companies	25.4
Registered Investment Companies	15.6
International Equity Investment Companies	9.7
U.S. Government Treasuries	1.6
Options Purchased	0.1

100.1%

*	Calculated as a percentage of net assets

518

SunAmerica Series Trust SA VCP Index Allocation Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited)

Security Description	Shares	Value (Note 2)
AFFILIATED REGISTERED INVESTMENT COMPANIES@# — 82.8%
Domestic Equity Investment Companies — 47.7%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	5,995,386	$159,956,895
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	2,253,971	24,387,966
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1†	1,626,022	17,284,617

Total Domestic Equity Investment Companies (cost $179,324,149)		201,629,478

Domestic Fixed Income Investment Companies — 25.4%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	6,063,864	71,189,763
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	3,269,480	35,931,590

Total Domestic Fixed Income Investment Companies (cost $97,295,479)		107,121,353

International Equity Investment Companies — 9.7%
SunAmerica Series Trust SA International Index Portfolio, Class 1 (cost $40,424,778)	3,869,810	41,174,781

Total Affiliated Registered Investment Companies (cost $317,044,406)		349,925,612

OPTIONS - PURCHASED — 0.1%
Exchange-Traded Put Option-Purchased(1) (cost $5,353,928)	2,621	275,205

Total Long-Term Investment Securities (cost $322,398,334)		350,200,817

Security Description	Shares/ Principal Amount	Value (Note 2)
SHORT-TERM INVESTMENT SECURITIES — 17.2%
Registered Investment Companies — 15.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.09(2)	66,043,180	$66,043,180
T. Rowe Price Treasury Reserve Fund 0.17%(2)	1,049	1,049

		66,044,229

U.S. Government Treasuries — 1.6%
United States Treasury Bills zero coupon due 09/17/2020	$351,000	350,958
0.03% due 09/10/2020(4)	3,000,000	2,999,707
0.10% due 02/25/2021(4)	2,537,000	2,535,403
0.54% due 08/20/2020(4)	270,000	269,988
0.88% due 08/20/2020(4)	425,000	424,981

		6,581,037

Total Short-Term Investment Securities (cost $72,625,342)		72,625,266

TOTAL INVESTMENTS (cost $395,023,676)(3)	100.1%	422,826,083
Liabilities in excess of other assets	(0.1)	(264,043)

NET ASSETS	100.0%	$422,562,040

@	The SunAmerica Series Trust SA VCP Index Allocation Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our webside, www.aig.com/get prospectus.
#	See Note 8
†	Non-income producing security

(1)	Options — Purchased

Exchange-Traded Put Options - Purchased

Issue	Expiration Month	Strike Price	Number of Contracts	Notional Amount*	Premiums Paid	Value at July 31, 2020	Unrealized Appreciation (Depreciation)
S&P 500 Index	September 2020	$1,650	2,621	$857,360,578	$5,353,928	$275,205	$(5,078,723)

*	Notional amount is calculated by multplying number of contracts by the multiplier by the market value of the underlying security or index.

(2)	The rate shown is the 7-day yield as of July 31, 2020.
(3)	See Note 3 for cost of investments on a tax basis.
(4)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

519

SunAmerica Series Trust SA VCP Index Allocation Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation

18	Short	MSCI EFSA Market Index	September 2020	$1,647,446	$1,632,240	$15,206

2	Long	S&P 500 Index	September 2020	310,681	326,350	15,669

118	Long	U.S. Treasury 2 Year Notes	September 2020	26,055,957	26,076,156	20,200

145	Long	U.S. Treasury 5 Year Notes	September 2020	18,202,292	18,288,125	85,833

120	Long	U.S. Treasury 10 Years Notes	September 2020	16,685,545	16,809,375	123,830

39	Long	U.S. Treasury Long Bonds	September 2020	6,969,313	7,108,969	139,656

46	Long	U.S. Treasury Ultra Bonds	September 2020	10,160,878	10,473,625	312,747

						713,141

						Unrealized (Depreciation)

10	Short	E-Mini Russell 2000 Index	September 2020	$706,022	$738,900	$(32,878)

5	Short	S&P 400 E-Mini Index	September 2020	881,340	930,250	(48,910)

						$(81,788)

		Net Unrealized Appreciation (Depreciation)				$631,353

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$349,925,612	$—	$—	$349,925,612
Options-Purchased	275,205	—	—	275,205
Short-Term Investment Securities:
Registered Investment Companies	66,044,229	—	—	66,044,229
U.S. Government Treasuries	—	6,581,037	—	6,581,037

Total Investments at Value	$416,245,046	$6,581,037	$—	$422,826,083

Other Financial Instruments:†
Futures Contracts	$713,141	$—	$—	$713,141

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$81,788	$—	$—	$81,788

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Financial Statements

520

SunAmerica Series Trust SA WellsCap Aggressive Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited)

Industry Allocation*

Commercial Services-Finance	7.8%
Medical-Biomedical/Gene	7.5
Computer Software	6.8
Medical Products	5.3
Computer Services	4.5
E-Commerce/Services	4.2
Enterprise Software/Service	4.2
Retail-Restaurants	3.4
Medical-Outpatient/Home Medical	3.3
Applications Software	3.2
Non-Hazardous Waste Disposal	3.2
Distribution/Wholesale	2.7
E-Commerce/Products	2.6
Power Converter/Supply Equipment	2.0
Consulting Services	2.0
Real Estate Investment Trusts	1.9
Semiconductor Equipment	1.9
Medical Labs & Testing Services	1.7
Building & Construction Products-Misc.	1.5
Electronics-Military	1.5
Environmental Consulting & Engineering	1.5
Data Processing/Management	1.5
Internet Application Software	1.5
Medical-HMO	1.4
Drug Delivery Systems	1.4
Dental Supplies & Equipment	1.3
Electronic Components-Semiconductors	1.3
Computer Data Security	1.3
Entertainment Software	1.3
Patient Monitoring Equipment	1.2
Transport-Truck	1.2
Aerospace/Defense	1.2
Lighting Products & Systems	1.2
Schools	1.2
Electric Products-Misc.	1.2
Finance-Consumer Loans	1.1
Retail-Apparel/Shoe	1.1
Therapeutics	1.1
Aerospace/Defense-Equipment	1.0
Health Care Cost Containment	1.0
Tools-Hand Held	0.9
Diagnostic Kits	0.9
Food-Misc./Diversified	0.8
Retail-Automobile	0.6
Repurchase Agreements	0.6
Medical-Drugs	0.3
Insurance-Property/Casualty	0.2

100.5%

*	Calculated as a percentage of net assets

521

SunAmerica Series Trust SA WellsCap Aggressive Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 99.9%
Aerospace/Defense — 1.2%
Teledyne Technologies, Inc.†	6,141	$1,883,445

Aerospace/Defense-Equipment — 1.0%
HEICO Corp.	17,205	1,653,745

Applications Software — 3.2%
Elastic NV†	24,807	2,386,186
Five9, Inc.†	22,926	2,769,919

		5,156,105

Building & Construction Products-Misc. — 1.5%
Trex Co., Inc.†	17,355	2,418,072

Commercial Services-Finance — 7.8%
Avalara, Inc.†	17,755	2,387,160
Clarivate Analytics PLC†	94,777	2,620,584
Euronet Worldwide, Inc.†	15,259	1,467,000
Square, Inc., Class A†	15,154	1,967,747
StoneCo, Ltd., Class A†	41,290	1,969,946
WEX, Inc.†	13,253	2,098,877

		12,511,314

Computer Data Security — 1.3%
Crowdstrike Holdings, Inc., Class A†	17,955	2,032,506

Computer Services — 4.5%
EPAM Systems, Inc.†	8,422	2,443,054
Globant SA†	15,754	2,724,497
WNS Holdings, Ltd. ADR†	32,307	2,066,355

		7,233,906

Computer Software — 6.8%
Bill.com Holdings, Inc.†	14,854	1,383,056
Envestnet, Inc.†	24,207	1,965,608
MongoDB, Inc.†	15,204	3,482,932
Twilio, Inc., Class A†	14,475	4,015,655

		10,847,251

Consulting Services — 2.0%
Booz Allen Hamilton Holding Corp.	38,810	3,173,106

Data Processing/Management — 1.5%
Fair Isaac Corp.†	5,301	2,328,146

Dental Supplies & Equipment — 1.3%
Align Technology, Inc.†	7,252	2,130,783

Diagnostic Kits — 0.9%
Natera, Inc.†	29,193	1,401,848

Distribution/Wholesale — 2.7%
IAA, Inc.†	49,964	2,165,939
SiteOne Landscape Supply, Inc.†	17,160	2,196,995

		4,362,934

Drug Delivery Systems — 1.4%
DexCom, Inc.†	5,041	2,195,557

E-Commerce/Products — 2.6%
Chewy, Inc., Class A†	31,059	1,630,287
Etsy, Inc.†	21,656	2,563,637

		4,193,924

E-Commerce/Services — 4.2%
Match Group, Inc.†	22,356	2,295,961
MercadoLibre, Inc.†	3,936	4,426,504

		6,722,465

Security Description	Shares	Value (Note 2)
Electric Products-Misc. — 1.2%
Novanta, Inc.†	17,950	$1,861,056

Electronic Components-Semiconductors — 1.3%
Lattice Semiconductor Corp.†	67,319	2,092,948

Electronics-Military — 1.5%
Mercury Systems, Inc.†	30,648	2,373,075

Enterprise Software/Service — 4.2%
Black Knight, Inc.†	43,112	3,229,951
Veeva Systems, Inc., Class A†	13,053	3,453,432

		6,683,383

Entertainment Software — 1.3%
Take-Two Interactive Software, Inc.†	12,153	1,993,335

Environmental Consulting & Engineering — 1.5%
Tetra Tech, Inc.	26,407	2,340,980

Finance-Consumer Loans — 1.1%
LendingTree, Inc.†	5,151	1,783,740

Food-Misc./Diversified — 0.8%
Lamb Weston Holdings, Inc.	22,098	1,327,648

Health Care Cost Containment — 1.0%
HealthEquity, Inc.†	31,659	1,632,338

Insurance-Property/Casualty — 0.2%
Lemonade, Inc.†	5,287	307,598

Internet Application Software — 1.5%
Okta, Inc.†	10,453	2,309,904

Lighting Products & Systems — 1.2%
Universal Display Corp.	10,703	1,867,138

Medical Labs & Testing Services — 1.7%
Catalent, Inc.†	30,408	2,655,835

Medical Products — 5.3%
ABIOMED, Inc.†	5,721	1,715,957
Haemonetics Corp.†	18,205	1,595,850
Inari Medical, Inc.†	15,304	860,391
iRhythm Technologies, Inc.†	21,656	2,695,739
Shockwave Medical, Inc.†	33,459	1,650,198

		8,518,135

Medical-Biomedical/Gene — 7.5%
Berkeley Lights, Inc.†	11,269	675,802
Bio-Rad Laboratories, Inc., Class A†	4,751	2,493,753
Black Diamond Therapeutics, Inc.†	14,302	397,882
CRISPR Therapeutics AG†	12,203	1,042,868
Deciphera Pharmaceuticals, Inc.†	13,373	620,106
Exact Sciences Corp.†	32,759	3,103,915
Turning Point Therapeutics, Inc.†	15,749	932,813
Twist Bioscience Corp.†	20,806	1,165,968
Zai Lab, Ltd. ADR†	15,134	1,151,849
Zymeworks, Inc.†	12,053	367,978

		11,952,934

Medical-Drugs — 0.3%
ORIC Pharmaceuticals, Inc.†	20,034	402,082

Medical-HMO — 1.4%
Molina Healthcare, Inc.†	12,353	2,281,599

522

SunAmerica Series Trust SA WellsCap Aggressive Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical-Outpatient/Home Medical — 3.3%
Amedisys, Inc.†	10,853	$2,541,338
Chemed Corp.	5,451	2,682,928

		5,224,266

Non-Hazardous Waste Disposal — 3.2%
Casella Waste Systems, Inc., Class A†	49,699	2,753,822
Waste Connections, Inc.	22,706	2,324,413

		5,078,235

Patient Monitoring Equipment — 1.2%
Insulet Corp.†	9,752	1,983,167

Power Converter/Supply Equipment — 2.0%
Generac Holdings, Inc.†	20,575	3,242,208

Real Estate Investment Trusts — 1.9%
QTS Realty Trust, Inc., Class A	42,712	3,073,128

Retail-Apparel/Shoe — 1.1%
Burlington Stores, Inc.†	9,467	1,779,796

Retail-Automobile — 0.6%
Carvana Co.†	6,601	1,022,825

Retail-Restaurants — 3.4%
Chipotle Mexican Grill, Inc.†	3,200	3,696,512
Domino’s Pizza, Inc.	4,651	1,798,123

		5,494,635

Schools — 1.2%
Bright Horizons Family Solutions, Inc.†	17,405	1,866,512

Semiconductor Equipment — 1.9%
MKS Instruments, Inc.	23,096	2,943,354

Security Description	Shares/ Principal Amount	Value (Note 2)
Therapeutics — 1.1%
Sarepta Therapeutics, Inc.†	11,003	$1,689,181

Tools-Hand Held — 0.9%
MSA Safety, Inc.	12,503	1,481,981

Transport-Truck — 1.2%
Saia, Inc.†	16,504	1,971,403

Total Long-Term Investment Securities (cost $97,140,037)		159,479,526

REPURCHASE AGREEMENTS — 0.6%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00%, dated 07/31/2020, to be repurchased 08/03/2020 in the amount $991,000 and collateralized by $951,500 of United States Treasury Notes, bearing interest at 1.75% due 07/31/2024 and having an approximate value of $1,010,820 (cost $ 991,000)	$991,000	991,000

TOTAL INVESTMENTS (cost $98,131,037)(1)	100.5%	160,470,526
Liabilities in excess of other assets	(0.5)	(853,476)

NET ASSETS	100.0%	$159,617,050

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

ADR — American Depository Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$159,479,526	$—	$—	$159,479,526
Repurchase Agreements	—	991,000	—	991,000

Total Investments at Value	$159,479,526	$991,000	$—	$160,470,526

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

523

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

July 31, 2020 - (unaudited)

	SA AB Growth	SA AB Small & Mid Cap Value	SA BlackRock VCP Global Multi Asset	SA Columbia Technology	SA DFA Ultra Short Bond
ASSETS:
Investments at value (unaffiliated)*	$1,716,264,413	$461,563,446	$763,114,044	$109,760,718	$390,432,417
Investments at value (affiliated)*	—	—	—	—	—
Repurchase agreements (cost approximates value)	—	—	—	114,000	—
Cash	76,613,774	5,626,437	—	206	—
Foreign cash*	—	—	8,802,774	—	—
Cash collateral for futures contracts	—	—	—	—	—
Cash collateral for centrally cleared swap contracts	—	—	—	—	—
Due from broker	—	—	28,720,576	—	—
Receivable for:
Fund shares sold	22,421	2,459	—	49,384	268,971
Dividends and interest	236,491	140,177	2,954,508	24,053	155,888
Investments sold	2,260,629	2,052,233	39,732,404	610,992	—
Investments sold on an extended settlement basis	—	—	4,327	—	—
Written options	—	—	—	—	—
Receipts on swap contracts	—	—	—	—	—
Prepaid expenses and other assets	9,959	8,305	794,303	9,502	10,103
Due from investment adviser for expense reimbursements/fee waivers	—	—	163,747	9,062	—
Deferred offering costs	—	—	—	—	—
Variation margin on futures contracts	—	—	528,075	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	1,579,492	—	—
Swap premiums paid	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—

Total assets	1,795,407,687	469,393,057	846,394,250	110,577,917	390,867,379

LIABILITIES:
Payable for:
Fund shares redeemed	988,558	236,714	144,699	2,225	1,586,646
Investments purchased	6,356,663	2,551,518	46,285,344	494,402	—
Investments purchased on an extended settlement basis	—	—	—	—	—
Reverse repurchase agreement	—	—	—	—	—
Payments on swap contracts	—	—	—	—	—
Investment advisory and management fees	901,493	358,419	572,517	90,612	151,441
Service fees — Class 2	10,848	1,009	—	697	1,895
Service fees — Class 3	99,049	75,109	167,843	17,863	47,496
Transfer agent fees	1,037	171	192	422	997
Trustees’ fees and expenses	16,126	6,920	7,635	1,682	4,228
Other accrued expenses	338,569	196,584	327,926	69,862	129,722
Line of credit	—	—	—	—	—
Accrued foreign tax on capital gains	—	—	—	—	—
Variation margin on futures contracts	—	—	2,483,457	—	—
Commitments (Note 13)	—	—	—	—	—
Due to investment adviser from expense recoupment	—	—	—	—	—
Due to custodian	—	—	—	—	—
Due to custodian for foreign cash	—	—	—	—	—
Due to broker	—	—	—	—	—
Call and put options written, at value@	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	350,020	—	—
Swap premiums received	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—

Total liabilities	8,712,343	3,426,444	50,339,633	677,765	1,922,425

Net Assets	$1,786,695,344	$465,966,613	$796,054,617	$109,900,152	$388,944,954

* Cost
Investments (unaffiliated)	$1,164,576,742	$472,654,961	$703,972,393	$77,068,033	$390,316,960

Investments (affiliated)	$—	$—	$—	$—	$—

Foreign cash	$—	$—	$8,639,359	$—	$—

@ Premiums received on options written	$—	$—	$—	$—	$—

See Notes to Financial Statements

524

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

July 31, 2020 - (unaudited)

	SA AB Growth	SA AB Small & Mid Cap Value	SA BlackRock VCP Global Multi Asset	SA Columbia Technology	SA DFA Ultra Short Bond
NET ASSETS REPRESENTED BY:
Paid-in capital	$1,012,273,397	$496,642,639	$787,728,510	$60,514,323	$388,064,261
Total accumulated earnings (loss)	774,421,947	(30,676,026)	8,326,107	49,385,829	880,693

Net Assets	$1,786,695,344	$465,966,613	$796,054,617	$109,900,152	$388,944,954

Class 1 (unlimited shares authorized):
Net assets	$1,218,565,390	$95,683,340	$133,001	$17,382,983	$149,261,799
Shares of beneficial interest issued and outstanding	20,365,600	8,089,824	12,279	1,965,454	13,979,230
Net asset value, offering and redemption price per share	$59.83	$11.83	$10.83	$8.84	$10.68

Class 2 (unlimited shares authorized):
Net assets	$87,232,731	$8,108,113	$—	$5,558,838	$15,153,292
Shares of beneficial interest issued and outstanding	1,474,004	686,572	—	653,394	1,437,955
Net asset value, offering and redemption price per share	$59.18	$11.81	$—	$8.51	$10.54

Class 3 (unlimited shares authorized):
Net assets	$480,897,223	$362,175,160	$795,921,616	$86,958,331	$224,529,863
Shares of beneficial interest issued and outstanding	8,255,226	30,993,377	73,468,952	10,480,042	21,507,436
Net asset value, offering and redemption price per share	$58.25	$11.69	$10.83	$8.30	$10.44

See Notes to Financial Statements

525

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

July 31, 2020 - (unaudited)

	SA Dogs of Wall Street	SA Emerging Markets Equity Index	SA Federated Hermes Corporate Bond†	SA Fidelity Institutional AM® International Growth	SA Fidelity Institutional AM® Real Estate
ASSETS:
Investments at value (unaffiliated)*	$357,946,548	$87,336,094	$1,357,175,463	$340,258,865	$272,236,947
Investments at value (affiliated)*	—	—	—	—	—
Repurchase agreements (cost approximates value)	5,683,000	—	—	—	—
Cash	94	9,296,819	15,885,039	1,584,007	1,334,323
Foreign cash*	—	4,131,356	—	—	—
Cash collateral for futures contracts	—	—	—	—	—
Cash collateral for centrally cleared swap contracts	—	—	—	—	—
Due from broker	—	—	1,927,000	—	—
Receivable for:
Fund shares sold	134,196	9,409	216,138	15,294	3,589
Dividends and interest	609,611	315,601	15,099,163	298,367	123,084
Investments sold	—	—	—	2,350,681	542,375
Investments sold on an extended settlement basis	—	313,482	974,873	—	—
Written options	—	—	—	—	—
Receipts on swap contracts	—	—	—	—	—
Prepaid expenses and other assets	7,604	2,808	10,995	9,501	9,042
Due from investment adviser for expense reimbursements/fee waivers	—	—	—	—	—
Deferred offering costs	—	—	—	—	—
Variation margin on futures contracts	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—
Swap premiums paid	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—

Total assets	364,381,053	101,405,569	1,391,288,671	344,516,715	274,249,360

LIABILITIES:
Payable for:
Fund shares redeemed	81,620	36,056	337,422	89,359	128,523
Investments purchased	—	3,356,489	185,666	561,352	533,541
Investments purchased on an extended settlement basis	—	848,757	5,032,767	—	—
Reverse repurchase agreement	—	—	—	—	—
Payments on swap contracts	—	—	—	—	—
Investment advisory and management fees	181,427	36,265	597,468	222,059	169,976
Service fees — Class 2	629	—	2,231	—	498
Service fees — Class 3	35,329	910	178,943	438	33,699
Transfer agent fees	474	385	730	259	334
Trustees’ fees and expenses	4,582	824	17,426	1,152	3,699
Other accrued expenses	127,125	197,763	363,511	176,171	117,762
Line of credit	—	—	—	—	—
Accrued foreign tax on capital gains	—	—	—	—	—
Variation margin on futures contracts	—	82,005	12,813	—	—
Commitments (Note 13)	—	—	—	—	—
Due to investment adviser from expense recoupment	—	34,980	—	11,530	—
Due to custodian	—	—	—	—	—
Due to custodian for foreign cash	—	—	—	—	—
Due to broker	—	11	—	—	—
Call and put options written, at value@	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—
Swap premiums received	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—

Total liabilities	431,186	4,594,445	6,728,977	1,062,320	988,032

Net Assets	$363,949,867	$96,811,124	$1,384,559,694	$343,454,395	$273,261,328

* Cost
Investments (unaffiliated)	$351,151,764	$87,124,274	$1,236,312,415	$281,388,387	$246,997,633

Investments (affiliated)	$—	$—	$—	$—	$—

Foreign cash	$—	$4,134,825	$—	$—	$—

@ Premiums received on options written	$—	$—	$—	$—	$—

† See Note 1

See Notes to Financial Statements

526

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

July 31, 2020 - (unaudited)

	SA Dogs of Wall Street	SA Emerging Markets Equity Index	SA Federated Hermes Corporate Bond†	SA Fidelity Institutional AM® International Growth	SA Fidelity Institutional AM® Real Estate
NET ASSETS REPRESENTED BY:
Paid-in capital	$306,276,159	$97,766,707	$1,170,313,476	$288,173,502	$241,520,305
Total accumulated earnings (loss)	57,673,708	(955,583)	214,246,218	55,280,893	31,741,023

Net Assets	$363,949,867	$96,811,124	$1,384,559,694	$343,454,395	$273,261,328

Class 1 (unlimited shares authorized):
Net assets	$189,750,227	$92,382,078	$509,037,292	$341,298,466	$102,502,373
Shares of beneficial interest issued and outstanding	14,486,788	6,289,230	35,357,542	19,390,196	7,902,899
Net asset value, offering and redemption price per share	$13.10	$14.69	$14.40	$17.60	$12.97

Class 2 (unlimited shares authorized):
Net assets	$4,941,749	$—	$17,753,264	$—	$4,122,363
Shares of beneficial interest issued and outstanding	378,334	—	1,234,417	—	318,943
Net asset value, offering and redemption price per share	$13.06	$—	$14.38	$—	$12.93

Class 3 (unlimited shares authorized):
Net assets	$169,257,891	$4,429,046	$857,769,138	$2,155,929	$166,636,592
Shares of beneficial interest issued and outstanding	13,091,017	302,750	60,088,532	122,659	12,997,329
Net asset value, offering and redemption price per share	$12.93	$14.63	$14.28	$17.58	$12.82

†	See Note 1

See Notes to Financial Statements

527

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

July 31, 2020 - (unaudited)

	SA Fixed Income Index	SA Fixed Income Intermediate Index	SA Franklin Small Company Value	SA Franklin U.S. Equity Smart Beta	SA Global Index Allocation 60/40
ASSETS:
Investments at value (unaffiliated)*	$590,483,183	$395,826,620	$292,754,429	$140,117,008	$—
Investments at value (affiliated)*	—	—	—		53,371,801
Repurchase agreements (cost approximates value)	1,531,000	266,000	575,000	—	—
Cash	140	640	571	1,900,378	—
Foreign cash*	—	—	—	—	—
Cash collateral for futures contracts	—	—	—	—	—
Cash collateral for centrally cleared swap contracts	—	—	—	—	—
Due from broker	—	—	—	—	—
Receivable for:
Fund shares sold	249,715	48,770	2,485	4,250	27,932
Dividends and interest	4,133,043	2,264,595	194,049	155,311	—
Investments sold	—	—	210,656	—	—
Investments sold on an extended settlement basis	—	—	—	—	—
Written options	—	—	—	—	—
Receipts on swap contracts	—	—	—	—	—
Prepaid expenses and other assets	3,496	3,457	7,522	2,570	2,574
Due from investment adviser for expense reimbursements/fee waivers	9,246	8,251	12,189	—	4,234
Deferred offering costs	—	—	—	7,486	—
Variation margin on futures contracts	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—
Swap premiums paid	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—

Total assets	596,409,823	398,418,333	293,756,901	142,187,003	53,406,541

LIABILITIES:
Payable for:
Fund shares redeemed	129,029	91,005	91,357	42,154	642
Investments purchased	—	—	599,881	—	27,290
Investments purchased on an extended settlement basis	—	—	—	—	—
Reverse repurchase agreement	—	—	—	—	—
Payments on swap contracts	—	—	—	—	—
Investment advisory and management fees	149,577	97,855	237,831	57,004	4,419
Service fees — Class 2	—	—	—	—	—
Service fees — Class 3	9,424	7,123	35,848	276	11,023
Transfer agent fees	653	653	461	177	192
Trustees’ fees and expenses	2,543	1,501	4,728	—	—
Other accrued expenses	203,680	140,108	147,767	49,774	82,810
Line of credit	—	—	—	—	—
Accrued foreign tax on capital gains	—	—	—	—	—
Variation margin on futures contracts	—	—	—	—	—
Commitments (Note 13)	—	—	—	—	—
Due to investment adviser from expense recoupment	—	—	—	—	—
Due to custodian	—	—	—	—	—
Due to custodian for foreign cash	—	—	—	—	—
Due to broker	—	—	—	—	—
Call and put options written, at value@	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—
Swap premiums received	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—

Total liabilities	494,906	338,245	1,117,873	149,385	126,376

Net Assets	$595,914,917	$398,080,088	$292,639,028	$142,037,618	$53,280,165

* Cost
Investments (unaffiliated)	$534,620,719	$372,681,772	$291,864,754	$132,218,038	$—

Investments (affiliated)	$—	$—	$—	$—	$49,369,534

Foreign cash	$—	$—	$—	$—	$—

@ Premiums received on options written	$—	$—	$—	$—	$—

528

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

July 31, 2020 - (unaudited)

	SA Fixed Income Index	SA Fixed Income Intermediate Index	SA Franklin Small Company Value	SA Franklin U.S. Equity Smart Beta	SA Global Index Allocation 60/40
NET ASSETS REPRESENTED BY:
Paid-in capital	$514,658,248	$364,546,535	$282,610,944	$136,754,472	$49,415,646
Total accumulated earnings (loss)	81,256,669	33,533,553	10,028,084	5,283,146	3,864,519

Net Assets	$595,914,917	$398,080,088	$292,639,028	$142,037,618	$53,280,165

Class 1 (unlimited shares authorized):
Net assets	$549,759,325	$364,036,173	$120,602,157	$140,626,322	$112,649
Shares of beneficial interest issued and outstanding	46,835,063	33,137,845	7,571,209	8,907,901	6,903
Net asset value, offering and redemption price per share	$11.74	$10.99	$15.93	$15.79	$16.32

Class 2 (unlimited shares authorized):
Net assets	$—	$—	$—	$—	$—
Shares of beneficial interest issued and outstanding	—	—	—	—	—
Net asset value, offering and redemption price per share	$—	$—	$—	$—	$—

Class 3 (unlimited shares authorized):
Net assets	46,155,592	34,043,915	$172,036,871	$1,411,296	$53,167,516
Shares of beneficial interest issued and outstanding	3,947,677	3,110,698	10,939,835	89,570	3,265,675
Net asset value, offering and redemption price per share	$11.69	$10.94	$15.73	$15.76	$16.28

See Notes to Financial Statements

529

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

July 31, 2020 - (unaudited)

	SA Global Index Allocation 75/25	SA Global Index Allocation 90/10	SA Goldman Sachs Global Bond	SA Goldman Sachs Multi- Asset Insights	SA Index Allocation 60/40
ASSETS:
Investments at value (unaffiliated)*	$—	$—	$377,080,463	$35,444,570	$—
Investments at value (affiliated)*	46,450,604	168,920,436	—	—	163,117,409
Repurchase agreements (cost approximates value)	—	—	—	—	—
Cash	—	—	227,198	—	—
Foreign cash*	—	—	313,413	172,542	—
Cash collateral for futures contracts	—	—	—	—	—
Cash collateral for centrally cleared swap contracts	—	—	—	—	—
Due from broker	—	—	7,958,846	398,909	—
Receivable for:
Fund shares sold	86,909	36,209	304	2,901	25,811
Dividends and interest	—	—	1,932,671	21,799	—
Investments sold	—	312,566	217,692	498,493	—
Investments sold on an extended settlement basis	—	—	9,916,782	—	—
Written options	—	—	—	—	—
Receipts on swap contracts	—	—	47,006	8,167	—
Prepaid expenses and other assets	2,574	2,582	8,051	2,675	2,627
Due from investment adviser for expense reimbursements/fee waivers	4,783	—	—	7,402	—
Deferred offering costs	—	—	—	—	—
Variation margin on futures contracts	—	—	26,897	10,318	—
Unrealized appreciation on forward foreign currency contracts	—	—	4,146,780	—	—
Swap premiums paid	—	—	1,512,226	—	—
Unrealized appreciation on swap contracts	—	—	1,440,284	116,746	—

Total assets	46,544,870	169,271,793	404,828,613	36,684,522	163,145,847

LIABILITIES:
Payable for:
Fund shares redeemed	5,240	348,775	100,808	407	956
Investments purchased	81,669	—	202,309	505,776	24,855
Investments purchased on an extended settlement basis	—	—	12,966,073	—	—
Reverse repurchase agreement	—	—	—	—	—
Payments on swap contracts	—	—	29,863	—	—
Investment advisory and management fees	3,862	14,145	196,005	21,142	13,520
Service fees — Class 2	—	—	613	—	—
Service fees — Class 3	9,612	34,873	59,112	7,526	33,764
Transfer agent fees	230	280	576	268	230
Trustees’ fees and expenses	—	32	4,978	—	194
Other accrued expenses	83,595	83,498	348,590	45,909	69,549
Line of credit	—	—	—	—	—
Accrued foreign tax on capital gains	—	—	—	—	—
Variation margin on futures contracts	—	—	21,794	5,390	—
Commitments (Note 13)	—	—	—	—	—
Due to investment adviser from expense recoupment	—	2,542	—	—	2,026
Due to custodian	—	—	—	1,074	—
Due to custodian for foreign cash	—	—	—	—	—
Due to broker	—	—	—	—	—
Call and put options written, at value@	—	—	717,298	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	2,578,466	—	—
Swap premiums received	—	—	2,890,823	31,942	—
Unrealized depreciation on swap contracts	—	—	1,993,987	—	—

Total liabilities	184,208	484,145	22,111,295	619,434	145,094

Net Assets	$46,360,662	$168,787,648	$382,717,318	$36,065,088	$163,000,753

* Cost
Investments (unaffiliated)	$—	$—	$343,682,931	$33,064,817	$—

Investments (affiliated)	$43,192,742	$159,830,336	$—	$—	$147,911,264

Foreign cash	$—	$—	$237,616	$169,339	$—

@ Premiums received on options written	$—	$—	$848,586	$—	$—

530

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

July 31, 2020 - (unaudited)

	SA Global Index Allocation 75/25	SA Global Index Allocation 90/10	SA Goldman Sachs Global Bond	SA Goldman Sachs Multi- Asset Insights	SA Index Allocation 60/40
NET ASSETS REPRESENTED BY:
Paid-in capital	$43,460,015	$161,763,145	$361,859,921	$33,957,190	$146,700,333
Total accumulated earnings (loss)	2,900,647	7,024,503	20,857,397	2,107,898	16,300,420

Net Assets	$46,360,662	$168,787,648	$382,717,318	$36,065,088	$163,000,753

Class 1 (unlimited shares authorized):
Net assets	$208,388	$2,354,437	$93,166,556	$120,477	$171,579
Shares of beneficial interest issued and outstanding	13,046	152,359	7,660,967	11,193	13,971
Net asset value, offering and redemption price per share	$15.97	$15.45	$12.16	$10.76	$12.28

Class 2 (unlimited shares authorized):
Net assets	$—	$—	$4,936,420	$—	$—
Shares of beneficial interest issued and outstanding	—	—	410,560	—	—
Net asset value, offering and redemption price per share	$—	$—	$12.02	$—	$—

Class 3 (unlimited shares authorized):
Net assets	$46,152,274	$166,433,211	$284,614,342	$35,944,611	$162,829,174
Shares of beneficial interest issued and outstanding	2,895,411	10,794,654	23,954,424	3,345,552	13,282,087
Net asset value, offering and redemption price per share	$15.94	$15.42	$11.88	$10.74	$12.26

See Notes to Financial Statements

531

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

July 31, 2020 - (unaudited)

	SA Index Allocation 80/20	SA Index Allocation 90/10	SA International Index	SA Invesco Growth Opportunities	SA Invesco VCP Equity-Income
ASSETS:
Investments at value (unaffiliated)*	$—	$—	$528,030,152	$291,039,691	$1,408,583,644
Investments at value (affiliated)*	299,187,233	764,979,234	—	—	—
Repurchase agreements (cost approximates value)	—	—	29,904,000	—	—
Cash	—	—	234	4,089,809	76,351,367
Foreign cash*	—	—	2,489,289	5,851	103,398
Cash collateral for futures contracts	—	—	—	—	—
Cash collateral for centrally cleared swap contracts	—	—	—	—	—
Due from broker	—	—	—	—	100,997
Receivable for:
Fund shares sold	226,622	152,739	94,114	2,709	—
Dividends and interest	—	—	1,794,772	—	4,677,230
Investments sold	—	—	—	1,482,291	4,921,065
Investments sold on an extended settlement basis	—	—	—	—	—
Written options	—	—	—	—	—
Receipts on swap contracts	—	—	—	—	—
Prepaid expenses and other assets	2,643	2,594	3,741	7,450	10,336
Due from investment adviser for expense reimbursements/fee waivers	—	—	—	—	62,360
Deferred offering costs	—	—	—	—	—
Variation margin on futures contracts	—	—	—	—	424,830
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	171,163
Swap premiums paid	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—

Total assets	299,416,498	765,134,567	562,316,302	296,627,801	1,495,406,390

LIABILITIES:
Payable for:
Fund shares redeemed	4,411	76,766	209,915	94,546	368,202
Investments purchased	222,211	75,973	—	1,692,720	16,490,766
Investments purchased on an extended settlement basis	—	—	—	—	—
Reverse repurchase agreement	—	—	—	—	—
Payments on swap contracts	—	—	—	—	—
Investment advisory and management fees	24,823	63,513	191,323	182,746	1,061,337
Service fees — Class 2	—	—	—	389	—
Service fees — Class 3	61,635	158,033	1,311	29,141	311,763
Transfer agent fees	192	192	615	653	255
Trustees’ fees and expenses	659	2,342	3,201	4,266	16,278
Other accrued expenses	83,449	120,019	229,039	129,400	358,626
Line of credit	—	—	—	—	—
Accrued foreign tax on capital gains	—	—	—	—	—
Variation margin on futures contracts	—	—	877,370	—	1,486,905
Commitments (Note 13)	—	—	—	—	—
Due to investment adviser from expense recoupment	—	—	—	—	—
Due to custodian	—	—	—	—	—
Due to custodian for foreign cash	—	—	—	—	—
Due to broker	—	—	2	—	—
Call and put options written, at value@	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	2,698,161
Swap premiums received	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—

Total liabilities	397,380	496,838	1,512,776	2,133,861	22,279,293

Net Assets	$299,019,118	$764,637,729	$560,803,526	$294,493,940	$1,472,614,097

* Cost
Investments (unaffiliated)	$—	$—	$526,195,567	$218,817,805	$1,331,521,722

Investments (affiliated)	$272,061,644	$701,692,326	$—	$—	$—

Foreign cash	$—	$—	$2,426,592	$5,799	$103,592

@ Premiums received on options written	$—	$—	$—	$—	$—

See Notes to Financial Statements

532

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

July 31, 2020 - (unaudited)

	SA Index Allocation 80/20	SA Index Allocation 90/10	SA International Index	SA Invesco Growth Opportunities	SA Invesco VCP Equity-Income
NET ASSETS REPRESENTED BY:
Paid-in capital	$269,805,329	$697,384,769	$545,850,198	$188,833,923	$1,469,596,050
Total accumulated earnings (loss)	29,213,789	67,252,960	14,953,328	105,660,017	3,018,047

Net Assets	$299,019,118	$764,637,729	$560,803,526	$294,493,940	$1,472,614,097

Class 1 (unlimited shares authorized):
Net assets	$2,042,970	$3,624,136	$554,597,734	$149,209,557	$252,817
Shares of beneficial interest issued and outstanding	164,701	291,989	52,132,825	15,359,940	21,553
Net asset value, offering and redemption price per share	$12.40	$12.41	$10.64	$9.71	$11.73

Class 2 (unlimited shares authorized):
Net assets	$—	$—	$—	$3,180,841	$—
Shares of beneficial interest issued and outstanding	—	—	—	345,898	—
Net asset value, offering and redemption price per share	$—	$—	$—	$9.20	$—

Class 3 (unlimited shares authorized):
Net assets	$296,976,148	$761,013,593	$6,205,792	$142,103,542	$1,472,361,280
Shares of beneficial interest issued and outstanding	23,981,149	61,375,317	585,670	15,985,747	125,453,498
Net asset value, offering and redemption price per share	$12.38	$12.40	$10.60	$8.89	$11.74

See Notes to Financial Statements

533

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

July 31, 2020 - (unaudited)

	SA Janus Focused Growth	SA JPMorgan Diversified Balanced	SA JPMorgan Emerging Markets	SA JPMorgan Equity- Income	SA JPMorgan Global Equities
ASSETS:
Investments at value (unaffiliated)*	$482,351,227	$283,445,073	$218,839,764	$1,002,745,423	$341,135,469
Investments at value (affiliated)*	—	—	—	—	—
Repurchase agreements (cost approximates value)	—	—	—	—	3,445,000
Cash	93,319	5,790,227	1,079,091	23,856,683	121
Foreign cash*	—	107,375	658,065	—	54,879
Cash collateral for futures contracts	—	233,000	—	—	—
Cash collateral for centrally cleared swap contracts	—	—	—	—	—
Due from broker	—	432,555	—	—	—
Receivable for:
Fund shares sold	30,562	130,529	5,842	196,804	358
Dividends and interest	251,677	863,137	989,946	1,742,899	978,015
Investments sold	3,679,868	291,319	846,025	—	8,800,305
Investments sold on an extended settlement basis	—	3,738,984	1,058,556	—	—
Written options	—	—	—	—	—
Receipts on swap contracts	—	—	—	—	—
Prepaid expenses and other assets	7,914	12,049	7,658	11,184	7,856
Due from investment adviser for expense reimbursements/fee waivers	40,204	13,718	21,882	—	—
Deferred offering costs	—	—	—	—	—
Variation margin on futures contracts	—	176,125	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—
Swap premiums paid	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—

Total assets	486,454,771	295,234,091	223,506,829	1,028,552,993	354,422,003

LIABILITIES:
Payable for:
Fund shares redeemed	99,393	41,819	108,663	325,261	157,175
Investments purchased	4,417,005	772,743	671,175	1,195,706	9,670,814
Investments purchased on an extended settlement basis	—	10,967,084	—	—	—
Reverse repurchase agreement	—	—	—	—	—
Payments on swap contracts	—	—	—	—	—
Investment advisory and management fees	341,731	149,952	205,428	469,102	217,233
Service fees — Class 2	1,224	1,328	357	1,083	382
Service fees — Class 3	30,215	42,336	27,129	48,399	7,442
Transfer agent fees	653	576	613	729	538
Trustees’ fees and expenses	4,099	3,350	4,237	11,406	7,150
Other accrued expenses	143,565	220,364	528,560	253,441	194,863
Line of credit	—	—	—	—	—
Accrued foreign tax on capital gains	—	—	18,586	—	—
Variation margin on futures contracts	—	440,963	—	—	—
Commitments (Note 13)	—	—	—	—	—
Due to investment adviser from expense recoupment	—	—	—	—	—
Due to custodian	—	—	—	—	—
Due to custodian for foreign cash	—	—	—	—	—
Due to broker	—	—	—	—	—
Call and put options written, at value@	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—
Swap premiums received	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—

Total liabilities	5,037,885	12,640,515	1,564,748	2,305,127	10,255,597

Net Assets	$481,416,886	$282,593,576	$221,942,081	$1,026,247,866	$344,166,406

* Cost
Investments (unaffiliated)	$294,538,505	$266,835,228	$181,689,241	$825,299,666	$281,068,841

Investments (affiliated)	$—	$—	$—	$—	$—

Foreign cash	$—	$85,461	$696,438	$—	$54,863

@ Premiums received on options written	$—	$—	$—	$—	$—

See Notes to Financial Statements

534

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

July 31, 2020 - (unaudited)

	SA Janus Focused Growth	SA JPMorgan Diversified Balanced	SA JPMorgan Emerging Markets	SA JPMorgan Equity- Income	SA JPMorgan Global Equities
NET ASSETS REPRESENTED BY:
Paid-in capital	$242,283,846	$255,837,727	$226,951,470	$750,358,763	$285,012,062
Total accumulated earnings (loss)	239,133,040	26,755,849	(5,009,389)	275,889,103	59,154,344

Net Assets	$481,416,886	$282,593,576	$221,942,081	$1,026,247,866	$344,166,406

Class 1 (unlimited shares authorized):
Net assets	$324,329,714	$68,506,812	$87,671,308	$785,251,615	$305,202,060
Shares of beneficial interest issued and outstanding	16,718,530	3,560,813	10,495,116	24,304,743	17,035,923
Net asset value, offering and redemption price per share	$19.40	$19.24	$8.35	$32.31	$17.92

Class 2 (unlimited shares authorized):
Net assets	$9,897,024	$10,894,868	$2,884,365	$8,512,340	$3,054,100
Shares of beneficial interest issued and outstanding	524,613	567,933	347,140	263,984	171,024
Net asset value, offering and redemption price per share	$18.87	$19.18	$8.31	$32.25	$17.86

Class 3 (unlimited shares authorized):
Net assets	$147,190,148	$203,191,896	$131,386,408	$232,483,911	$35,910,246
Shares of beneficial interest issued and outstanding	7,964,670	10,655,789	15,957,731	7,252,961	2,026,271
Net asset value, offering and redemption price per share	$18.48	$19.07	$8.23	$32.05	$17.72

See Notes to Financial Statements

535

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

July 31, 2020 - (unaudited)

	SA JPMorgan MFS Core Bond	SA JPMorgan Mid-Cap Growth	SA Large Cap Growth Index	SA Large Cap Index	SA Large Cap Value Index
ASSETS:
Investments at value (unaffiliated)*	$2,026,773,003	$433,909,447	$288,365,261	$2,537,153,932	$269,640,532
Investments at value (affiliated)*	—	—	—	2,561,108	672,851
Repurchase agreements (cost approximates value)	197,000	5,457,000	—	72,072,000	—
Cash	161,069	671	322,738	616	557,622
Foreign cash*	—	—	—	—	—
Cash collateral for futures contracts	—	—	—	—	—
Cash collateral for centrally cleared swap contracts	—	—	—	—	—
Due from broker	1,677,302	—	—	—	—
Receivable for:
Fund shares sold	54,078	258,658	19,126	223,653	8,712
Dividends and interest	9,892,931	38,905	132,084	2,390,908	449,404
Investments sold	544,139	—	—	—	—
Investments sold on an extended settlement basis	11,782,800	—	—	—	—
Written options	—	—	—	—	—
Receipts on swap contracts	—	—	—	—	—
Prepaid expenses and other assets	12,650	8,874	3,272	7,036	3,227
Due from investment adviser for expense reimbursements/fee waivers	162,956	—	—	305,012	8,332
Deferred offering costs	—	—	—	—	—
Variation margin on futures contracts	17,555	—	2,940	374,115	4,410
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—
Swap premiums paid	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—

Total assets	2,051,275,483	439,673,555	288,845,421	2,615,088,380	271,345,090

LIABILITIES:
Payable for:
Fund shares redeemed	502,049	147,706	73,287	658,015	76,775
Investments purchased	—	—	—	—	—
Investments purchased on an extended settlement basis	80,555,936	—	—	—	—
Reverse repurchase agreement	—	—	—	—	—
Payments on swap contracts	—	—	—	—	—
Investment advisory and management fees	977,737	279,929	73,534	832,689	67,067
Service fees — Class 2	962	2,060	—	—	—
Service fees — Class 3	190,207	37,761	2,421	5,758	1,748
Transfer agent fees	729	729	345	717	346
Trustees’ fees and expenses	16,877	4,606	2,244	17,780	1,703
Other accrued expenses	480,280	138,653	144,944	589,901	133,282
Line of credit	1,875,000	—	—	—	—
Accrued foreign tax on capital gains	—	—	—	—	—
Variation margin on futures contracts	58,078	—	—	—	—
Commitments (Note 13)	—	—	—	—	—
Due to investment adviser from expense recoupment	—	—	25,422	—	—
Due to custodian	—	—	—	—	—
Due to custodian for foreign cash	—	—	—	—	—
Due to broker	—	—	42	23	26
Call and put options written, at value@	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—
Swap premiums received	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—

Total liabilities	84,657,855	611,444	322,239	2,104,883	280,947

Net Assets	$1,966,617,628	$439,062,111	$288,523,182	$2,612,983,497	$271,064,143

* Cost
Investments (unaffiliated)	$1,897,281,594	$323,869,136	$210,552,190	$1,553,348,987	$282,241,907

Investments (affiliated)	$—	$—	$—	$4,198,310	$1,088,168

Foreign cash	$—	$—	$—	$—	$—

@ Premiums received on options written	$—	$—	$—	$—	$—

See Notes to Financial Statements

536

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

July 31, 2020 - (unaudited)

	SA JPMorgan MFS Core Bond	SA JPMorgan Mid-Cap Growth	SA Large Cap Growth Index	SA Large Cap Index	SA Large Cap Value Index
NET ASSETS REPRESENTED BY:
Paid-in capital	$1,772,083,556	$221,946,952	$193,455,344	$1,528,418,424	$253,655,677
Total accumulated earnings (loss)	194,534,072	217,115,159	95,067,838	1,084,565,073	17,408,466

Net Assets	$1,966,617,628	$439,062,111	$288,523,182	$2,612,983,497	$271,064,143

Class 1 (unlimited shares authorized):
Net assets	$1,051,820,609	$236,259,590	$276,473,088	$2,584,905,752	$262,600,528
Shares of beneficial interest issued and outstanding	106,345,592	9,954,550	12,833,162	96,889,157	16,559,558
Net asset value, offering and redemption price per share	$9.89	$23.73	$21.54	$26.68	$15.86

Class 2 (unlimited shares authorized):
Net assets	$8,048,287	$16,785,966	$—	$—	$—
Shares of beneficial interest issued and outstanding	817,089	739,770	—	—	—
Net asset value, offering and redemption price per share	$9.85	$22.69	$—	$—	$—

Class 3 (unlimited shares authorized):
Net assets	$906,748,732	$186,016,555	$12,050,094	$28,077,745	$8,463,615
Shares of beneficial interest issued and outstanding	92,763,277	8,431,715	561,214	1,055,228	534,829
Net asset value, offering and redemption price per share	$9.77	$22.06	$21.47	$26.61	$15.82

See Notes to Financial Statements

537

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

July 31, 2020 - (unaudited)

	SA Legg Mason BW Large Cap Value	SA Legg Mason Tactical Opportunities	SA MFS Blue Chip Growth	SA MFS Massachusetts Investors Trust	SA MFS Total Return
ASSETS:
Investments at value (unaffiliated)*	$1,272,915,306	$60,697,880	$686,984,270	$989,254,703	$502,215,464
Investments at value (affiliated)*	—	—	—	—	—
Repurchase agreements (cost approximates value)	—	—	—	—	—
Cash	—	—	694	271	159
Foreign cash*	—	10,519	—	—	—
Cash collateral for futures contracts	—	—	—	—	—
Cash collateral for centrally cleared swap contracts	—	—	—	—	—
Due from broker	—	157,573	—	—	—
Receivable for:
Fund shares sold	50,456	57,176	10,304	19	16,087
Dividends and interest	2,465,123	191,224	197,483	717,877	1,367,931
Investments sold	—	132,784	—	—	—
Investments sold on an extended settlement basis	—	—	—	—	6,394,664
Written options	—	—	—	—	—
Receipts on swap contracts	—	—	—	—	—
Prepaid expenses and other assets	15,283	2,730	8,553	10,000	8,902
Due from investment adviser for expense reimbursements/fee waivers	57,422	—	—	—	—
Deferred offering costs	—	—	—	—	—
Variation margin on futures contracts	—	6,615	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—
Swap premiums paid	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—

Total assets	1,275,503,590	61,256,501	687,201,304	989,982,870	510,003,207

LIABILITIES:
Payable for:
Fund shares redeemed	527,904	257	191,269	352,151	195,220
Investments purchased	—	68,745	—	—	—
Investments purchased on an extended settlement basis	—	—	—	—	18,776,590
Reverse repurchase agreement	—	—	—	—	—
Payments on swap contracts	—	—	—	—	—
Investment advisory and management fees	772,335	35,419	378,347	565,654	269,431
Service fees — Class 2	4,681	—	416	904	2,677
Service fees — Class 3	89,994	12,620	29,163	73,548	66,543
Transfer agent fees	805	268	653	625	575
Trustees’ fees and expenses	15,804	—	7,695	12,282	5,687
Other accrued expenses	287,292	96,734	212,937	259,764	212,477
Line of credit	—	—	—	—	—
Accrued foreign tax on capital gains	—	—	—	—	—
Variation margin on futures contracts	—	688	—	—	—
Commitments (Note 13)	—	—	—	—	—
Due to investment adviser from expense recoupment	—	19,070	—	—	—
Due to custodian	—	138	—	—	—
Due to custodian for foreign cash	—	—	—	—	—
Due to broker	—	—	—	—	—
Call and put options written, at value@	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—
Swap premiums received	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—

Total liabilities	1,698,815	233,939	820,480	1,264,928	19,529,200

Net Assets	$1,273,804,775	$61,022,562	$686,380,824	$988,717,942	$490,474,007

* Cost
Investments (unaffiliated)	$1,181,103,130	$56,932,528	$494,465,184	$658,135,008	$426,734,841

Investments (affiliated)	$—	$—	$—	$—	$—

Foreign cash	$—	$10,484	$—	$—	$—

@ Premiums received on options written	$—	$—	$—	$—	$—

See Notes to Financial Statements

538

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

July 31, 2020 - (unaudited)

	SA Legg Mason BW Large Cap Value	SA Legg Mason Tactical Opportunities	SA MFS Blue Chip Growth	SA MFS Massachusetts Investors Trust	SA MFS Total Return
NET ASSETS REPRESENTED BY:
Paid-in capital	$1,103,526,267	$58,348,246	$389,305,924	$552,106,242	$376,505,960
Total accumulated earnings (loss)	170,278,508	2,674,316	297,074,900	436,611,700	113,968,047

Net Assets	$1,273,804,775	$61,022,562	$686,380,824	$988,717,942	$490,474,007

Class 1 (unlimited shares authorized):
Net assets	$808,832,081	$144,280	$541,252,426	$629,458,548	$151,355,938
Shares of beneficial interest issued and outstanding	45,335,597	13,402	34,952,238	26,377,442	7,944,310
Net asset value, offering and redemption price per share	$17.84	$10.77	$15.49	$23.86	$19.05

Class 2 (unlimited shares authorized):
Net assets	$36,993,986	$—	$3,352,031	$7,190,427	$21,304,718
Shares of beneficial interest issued and outstanding	2,074,468	—	217,498	301,278	1,117,804
Net asset value, offering and redemption price per share	$17.83	$—	$15.41	$23.87	$19.06

Class 3 (unlimited shares authorized):
Net assets	$427,978,708	$60,878,282	$141,776,367	$352,068,967	$317,813,351
Shares of beneficial interest issued and outstanding	24,167,201	5,666,438	9,277,482	14,849,424	16,748,618
Net asset value, offering and redemption price per share	$17.71	$10.74	$15.28	$23.71	$18.98

See Notes to Financial Statements

539

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

July 31, 2020 - (unaudited)

	SA Mid Cap Index	SA Morgan Stanley International Equities	SA Oppenheimer Main Street Large Cap	SA PIMCO VCP Tactical Balanced	SA PineBridge High-Yield Bond
ASSETS:
Investments at value (unaffiliated)*	$282,589,938	$437,923,737	$424,437,724	$1,561,740,307	$296,776,993
Investments at value (affiliated)*	—	—	—	—	—
Repurchase agreements (cost approximates value)	12,204,000	—	4,852,000	188,200,000	—
Cash	126	7,176,694	839	14,764,694	—
Foreign cash*	—	22,875	—	403,307	—
Cash collateral for futures contracts	—	—	—	17,091,000	—
Cash collateral for centrally cleared swap contracts	—	—	—	743,000	—
Due from broker	—	—	—	201,746	—
Receivable for:
Fund shares sold	44,231	17,653	15,494	—	15,667
Dividends and interest	100,538	1,659,134	284,629	4,214,358	4,633,276
Investments sold	369,430	—	549,727	4,567,331	280,283
Investments sold on an extended settlement basis	—	—	—	348,857,037	1,663,004
Written options	—	—	—	—	—
Receipts on swap contracts	—	—	—	15,294	—
Prepaid expenses and other assets	3,287	8,184	10,381	10,160	44,064
Due from investment adviser for expense reimbursements/fee waivers	—	—	—	—	—
Deferred offering costs	—	—	—	—	—
Variation margin on futures contracts	—	—	—	1,617,858	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	45,633	—
Swap premiums paid	—	—	—	263,908	—
Unrealized appreciation on swap contracts	—	—	—	178,771	—

Total assets	295,311,550	446,808,277	430,150,794	2,142,914,404	303,413,287

LIABILITIES:
Payable for:
Fund shares redeemed	71,368	162,466	241,871	497,516	72,190
Investments purchased	2,377,730	—	1,052,504	83,388,624	220,952
Investments purchased on an extended settlement basis	—	—	—	656,028,983	2,026,810
Reverse repurchase agreement	—	—	—	128,400,744	—
Payments on swap contracts	—	—	—	66,942	—
Investment advisory and management fees	71,203	315,661	263,211	913,132	154,323
Service fees — Class 2	—	1,082	424	—	872
Service fees — Class 3	2,990	26,499	21,023	266,672	30,032
Transfer agent fees	615	730	691	192	729
Trustees’ fees and expenses	2,147	6,085	5,039	13,866	5,136
Other accrued expenses	117,257	200,105	149,774	413,930	137,214
Line of credit	—	—	—	—	—
Accrued foreign tax on capital gains	—	—	—	—	—
Variation margin on futures contracts	88,900	—	—	4,710,315	—
Commitments (Note 13)	—	—	—	—	346,184
Due to investment adviser from expense recoupment	—	—	—	—	—
Due to custodian	—	—	—	—	—
Due to custodian for foreign cash	—	—	17,594	—	—
Due to broker	7,626	—	—	1,300,000	—
Call and put options written, at value@	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	444,434	—
Swap premiums received	—	—	—	367,610	—
Unrealized depreciation on swap contracts	—	—	—	221,620	—

Total liabilities	2,739,836	712,628	1,752,131	877,034,580	2,994,442

Net Assets	$292,571,714	$446,095,649	$428,398,663	$1,265,879,824	$300,418,845

* Cost
Investments (unaffiliated)	$288,190,337	$410,826,844	$344,312,372	$1,531,673,129	$296,685,828

Investments (affiliated)	$—	$—	$—	$—	$—

Foreign cash	$—	$22,921	$(17,680)	$421,582	$—

@ Premiums received on options written	$—	$—	$—	$—	$—

See Notes to Financial Statements

540

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

July 31, 2020 - (unaudited)

	SA Mid Cap Index	SA Morgan Stanley International Equities	SA Oppenheimer Main Street Large Cap	SA PIMCO VCP Tactical Balanced	SA PineBridge High-Yield Bond
NET ASSETS REPRESENTED BY:
Paid-in capital	$282,819,226	$415,309,212	$313,628,340	$1,182,287,634	$303,507,752
Total accumulated earnings (loss)	9,752,488	30,786,437	114,770,323	83,592,190	(3,088,907)

Net Assets	$292,571,714	$446,095,649	$428,398,663	$1,265,879,824	$300,418,845

Class 1 (unlimited shares authorized):
Net assets	$277,825,795	$313,663,783	$322,872,641	$131,259	$147,954,947
Shares of beneficial interest issued and outstanding	25,669,759	31,933,014	14,272,539	11,557	26,744,617
Net asset value, offering and redemption price per share	$10.82	$9.82	$22.62	$11.36	$5.53

Class 2 (unlimited shares authorized):
Net assets	$—	$8,410,316	$3,441,539	$—	$6,953,891
Shares of beneficial interest issued and outstanding	—	860,425	152,244	—	1,258,194
Net asset value, offering and redemption price per share	$—	$9.77	$22.61	$—	$5.53

Class 3 (unlimited shares authorized):
Net assets	$14,745,919	$124,021,550	$102,084,483	$1,265,748,565	$145,510,007
Shares of beneficial interest issued and outstanding	1,368,311	12,724,112	4,541,790	112,259,872	26,525,557
Net asset value, offering and redemption price per share	$10.78	$9.75	$22.48	$11.28	$5.49

See Notes to Financial Statements

541

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

July 31, 2020 - (unaudited)

	SA Putnam International Growth and Income	SA Schroders VCP Global Allocation	SA Small Cap Index	SA T. Rowe Price Asset Allocation Growth	T. Rowe Price VCP Balanced
ASSETS:
Investments at value (unaffiliated)*	$229,838,815	$588,421,038	$209,022,818	$307,883,398	$1,616,067,891
Investments at value (affiliated)*	—	—	—	—	—
Repurchase agreements (cost approximates value)	4,964,000	—	13,687,000	—	—
Cash	244	—	—	8,451	37,077
Foreign cash*	1,312	183,103	—	29,887	189,413
Cash collateral for futures contracts	—	—	—	—	—
Cash collateral for centrally cleared swap contracts	—	—	—	—	—
Due from broker	—	7,326,533	—	—	—
Receivable for:
Fund shares sold	10,774	—	33,024	1,249,937	—
Dividends and interest	905,888	2,222,330	53,012	582,124	5,066,314
Investments sold	—	1,794,734	318,318	731,681	14,759,926
Investments sold on an extended settlement basis		195,372			10,113,697
Written options	—	—	—	—	—
Receipts on swap contracts	—	—	—	—	8,889
Prepaid expenses and other assets	7,574	8,204	3,227	2,944	10,328
Due from investment adviser for expense reimbursements/fee waivers	10,180	162,995	—	—	—
Deferred offering costs	—	—	—	—	—
Variation margin on futures contracts	—	1,084,230	—	296	1,396,900
Unrealized appreciation on forward foreign currency contracts	1,858,131	1,947,752	—	—	—
Swap premiums paid	—	—	—	—	107,555
Unrealized appreciation on swap contracts	—	—	—	—	9,333

Total assets	237,596,918	603,346,291	223,117,399	310,488,718	1,647,767,323

LIABILITIES:
Payable for:
Fund shares redeemed	79,070	89,543	57,115	92	674,554
Investments purchased	—	567,771	—	1,048,547	1,362,080
Investments purchased on an extended settlement basis	—	2,489,906	—	314,674	32,625,934
Reverse repurchase agreement	—	—	—	—	—
Payments on swap contracts	—	—	—	—	—
Investment advisory and management fees	195,952	418,804	64,624	176,397	1,027,476
Service fees — Class 2	486	—	—	—	—
Service fees — Class 3	20,297	125,794	2,483	62,922	336,827
Transfer agent fees	729	243	615	268	281
Trustees’ fees and expenses	3,765	4,916	2,494	—	11,169
Other accrued expenses	142,297	407,894	287,085	226,346	554,408
Line of credit	—	—	—	—	—
Accrued foreign tax on capital gains	—	—	—	—	—
Variation margin on futures contracts	—	1,502,431	125,440	268	274,054
Commitments (Note 13)	—	—	—	—	—
Due to investment adviser from expense recoupment	—	—	45,096	89,454	—
Due to custodian	—	40,152	303,105	—	—
Due to custodian for foreign cash	—	—	—	—	—
Due to broker	—	—	41	43	123,818
Call and put options written, at value@	—		—	—	—
Unrealized depreciation on forward foreign currency contracts	1,349,333	690,450	—	—	—
Swap premiums received	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—

Total liabilities	1,791,929	6,337,904	888,098	1,919,011	36,990,601

Net Assets	$235,804,989	$597,008,387	$222,229,301	$308,569,707	$1,610,776,722

* Cost
Investments (unaffiliated)	$242,655,610	$562,214,274	$222,084,463	$272,079,018	$1,447,490,466

Investments (affiliated)	$—	$—	$—	$—	$—

Foreign cash	$1,277	$161,274	$—	$29,546	$189,093

@ Premiums received on options written	$—	$—	$—	$—	$—

See Notes to Financial Statements

542

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

July 31, 2020 - (unaudited)

	SA Putnam International Growth and Income	SA Schroders VCP Global Allocation	SA Small Cap Index	SA T. Rowe Price Asset Allocation Growth	T. Rowe Price VCP Balanced
NET ASSETS REPRESENTED BY:
Paid-in capital	$242,189,736	$602,336,051	$225,076,232	$275,367,923	$1,459,334,205
Total accumulated earnings (loss)	(6,384,747)	(5,327,664)	(2,846,931)	33,201,784	151,442,517

Net Assets	$235,804,989	$597,008,387	$222,229,301	$308,569,707	$1,610,776,722

Class 1 (unlimited shares authorized):
Net assets	$138,077,192	$180,575	$210,121,118	$369,882	$88,471
Shares of beneficial interest issued and outstanding	16,124,577	16,770	19,764,006	30,746	7,136
Net asset value, offering and redemption price per share	$8.56	$10.77	$10.63	$12.03	$12.40

Class 2 (unlimited shares authorized):
Net assets	$3,758,592	$—	$—	$—	$—
Shares of beneficial interest issued and outstanding	436,645	—	—	—	—
Net asset value, offering and redemption price per share	$8.61	$—	$—	$—	$—

Class 3 (unlimited shares authorized):
Net assets	$93,969,205	$596,827,812	$12,108,183	$308,199,825	$1,610,688,251
Shares of beneficial interest issued and outstanding	10,950,009	55,479,801	1,143,601	25,611,289	129,961,348
Net asset value, offering and redemption price per share	$8.58	$10.76	$10.59	$12.03	$12.39

See Notes to Financial Statements

543

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

July 31, 2020 - (unaudited)

	SA Templeton Foreign Value	SA VCP Dynamic Allocation	SA VCP Dynamic Strategy	SA VCP Index Allocation	SA WellsCap Aggressive Growth
ASSETS:
Investments at value (unaffiliated)*	$639,347,960	$2,043,860,196	$943,903,838	$72,900,471	$159,479,526
Investments at value (affiliated)*	—	9,464,280,907	5,007,102,934	349,925,612	—
Repurchase agreements (cost approximates value)	28,310,000	—	—	—	991,000
Cash	2	—	—	—	645
Foreign cash*	249,827	—	569	—	—
Cash collateral for futures contracts	—	—	—	—	—
Cash collateral for centrally cleared swap contracts	—	—	—	—	—
Due from broker	—	—	—	559,514	—
Receivable for:
Fund shares sold	—	—	—	—	14,486
Dividends and interest	3,141,803	10,947,544	4,935,085	6,103	—
Investments sold	—	2,837,820	1,505,797	161,533	122,076
Investments sold on an extended settlement basis	—	34,373,449	15,372,466	—	—
Written options	—	—	—	—	—
Receipts on swap contracts	—	—	—	—	—
Prepaid expenses and other assets	11,269	17,846	8,092	4,502	7,942
Due from investment adviser for expense reimbursements/fee waivers	—	40,894	4,139	—	—
Deferred offering costs	—	—	—	—	—
Variation margin on futures contracts	—	—	—	75,231	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—
Swap premiums paid	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—

Total assets	671,060,861	11,556,358,656	5,972,832,920	423,632,966	160,615,675

LIABILITIES:
Payable for:
Fund shares redeemed	387,293	3,547,275	1,882,246	201,916	145,514
Investments purchased	—	—	—	—	658,188
Investments purchased on an extended settlement basis	—	33,425,056	14,069,189	—	—
Reverse repurchase agreement	—	—	—	—	—
Payments on swap contracts	—	—	—	—	—
Investment advisory and management fees	463,645	2,014,842	1,088,105	70,557	94,669
Service fees — Class 2	1,100	—	—	—	432
Service fees — Class 3	84,646	2,407,337	1,248,916	88,172	9,364
Transfer agent fees	334	268	230	154	516
Trustees’ fees and expenses	10,729	109,860	60,356	606	2,135
Other accrued expenses	334,692	1,637,753	859,818	141,220	87,807
Line of credit	—	—	—	—	—
Accrued foreign tax on capital gains	—	—	—	—	—
Variation margin on futures contracts	—	1,396,500	3,307,500	2,656	—
Commitments (Note 13)	—	—	—	—	—
Due to investment adviser from expense recoupment	—	—	—	—	—
Due to custodian	—	16,437	5,446	565,645	—
Due to custodian for foreign cash	—	—	—	—	—
Due to broker	—	41,607,662	16,159,952	—	—
Call and put options written, at value@	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—
Swap premiums received	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—

Total liabilities	1,282,439	86,162,990	38,681,758	1,070,926	998,625

Net Assets	$669,778,422	$11,470,195,666	$5,934,151,162	$422,562,040	$159,617,050

* Cost
Investments (unaffiliated)	$620,637,897	$1,891,449,074	$878,728,001	$77,979,272	$97,140,037

Investments (affiliated)	$—	$8,480,029,048	$4,589,658,140	$317,044,404	$—

Foreign cash	$249,833	$—	$563	$—	$—

@ Premiums received on options written	$—	$—	$—	$—	$—

See Notes to Financial Statements

544

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

July 31, 2020 - (unaudited)

	SA Templeton Foreign Value	SA VCP Dynamic Allocation	SA VCP Dynamic Strategy	SA VCP Index Allocation	SA WellsCap Aggressive Growth
NET ASSETS REPRESENTED BY:
Paid-in capital	$721,335,242	$9,672,832,552	$5,176,187,332	$397,996,336	$86,371,265
Total accumulated earnings (loss)	(51,556,820)	1,797,363,114	757,963,830	24,565,704	73,245,785

Net Assets	$669,778,422	$11,470,195,666	$5,934,151,162	$422,562,040	$159,617,050

Class 1 (unlimited shares authorized):
Net assets	$266,978,597	$225,440	$224,352	$117,796	$109,576,615
Shares of beneficial interest issued and outstanding	21,244,600	16,478	16,616	10,500	3,879,475
Net asset value, offering and redemption price per share	$12.57	$13.68	$13.50	$11.22	$28.25

Class 2 (unlimited shares authorized):
Net assets	$8,525,957	$—	$—	$—	$3,542,370
Shares of beneficial interest issued and outstanding	678,609	—	—	—	128,525
Net asset value, offering and redemption price per share	$12.56	$—	$—	$—	$27.56

Class 3 (unlimited shares authorized):
Net assets	$394,273,868	$11,469,970,226	$5,933,926,810	$422,444,244	$46,498,065
Shares of beneficial interest issued and outstanding	31,488,514	839,935,538	439,954,662	37,626,091	1,719,570
Net asset value, offering and redemption price per share	$12.52	$13.66	$13.49	$11.23	$27.04

See Notes to Financial Statements

545

SUNAMERICA SERIES TRUST

STATEMENT OF OPERATIONS

For the Six Months Ended July 31, 2020 - (unaudited)

	SA AB Growth	SA AB Small & Mid Cap Value	SA BlackRock VCP Global Multi Asset	SA Columbia Technology	SA DFA Ultra Short Bond
INVESTMENT INCOME:
Dividends (unaffiliated)	$4,034,723	$4,548,874	$2,937,807	$490,624	$—
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	16,564	—	3,880,383	900	2,098,487
Interest (affiliated)	—	—	—	—	—

Total investment income*	4,051,287	4,548,874	6,818,190	491,524	2,098,487

EXPENSES:
Investment advisory and management fees	4,870,347	1,989,526	3,271,130	465,988	891,278
Services fees:
Class 2	58,085	5,909	—	3,744	10,998
Class 3	536,491	426,451	958,590	90,393	269,498
Transfer agent fees	1,977	659	366	804	1,902
Custodian and accounting fees	60,388	34,709	341,019	10,214	32,272
Reports to shareholders	85,940	29,180	48,037	4,801	18,815
Audit and tax fees	25,123	23,287	28,725	25,667	23,536
Legal fees	8,849	3,030	8,306	1,578	4,424
Trustees’ fees and expenses	22,723	6,479	10,147	1,192	5,162
Deferred offering costs	—	—	—	—	—
Interest expense	—	445	74	82	49
License fee	—	—	—	—	—
Other expenses	68,480	29,033	21,730	18,377	12,452

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	5,738,403	2,548,708	4,688,124	622,840	1,270,386
Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 4)	—	—	(239,682)	(46,599)	—
Fees paid indirectly (Note 5)	(146)	—	—	(5,249)	—

Net expenses	5,738,257	2,548,708	4,448,442	570,992	1,270,386

Net investment income (loss)	(1,686,970)	2,000,166	2,369,748	(79,468)	828,101

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated) **	63,033,058	(34,994,781)	28,618,416	5,724,226	46,607
Investments (affiliated)	—	—	—	—	—
Futures contracts	—	—	(88,627,513)	—	—
Forward contracts	—	—	255,305	—	—
Swap contracts	—	—	—	—	—
Written option contracts	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	—	751,727	(15,420)	—

Net realized gain (loss) on investments and foreign currencies	63,033,058	(34,994,781)	(59,002,065)	5,708,806	46,607

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated) **	217,465,487	(28,784,512)	17,577,860	7,054,403	(108,977)
Investments (affiliated)	—	—	—	—	—
Futures contracts	—	—	10,764,985	—	—
Forward contracts	—	—	1,351,425	—	—
Swap contracts	—	—	—	—	—
Written option contracts	—	—	—	—	—
Change in net unrealized foreign exchange gain (loss) on other assets and liabilities	150	—	158,047	(54)	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	217,465,637	(28,784,512)	29,852,317	7,054,349	(108,977)

Net realized and unrealized gain (loss) on investments and foreign currencies	280,498,695	(63,779,293)	(29,149,748)	12,763,155	(62,370)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$278,811,725	$(61,779,127)	$(26,780,000)	$12,683,687	$765,731

* Net of foreign withholding taxes on interest and dividends of	$10,314	$27,780	$156,390	$4,255	$—

** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—

See Notes to Financial Statements

546

SUNAMERICA SERIES TRUST

STATEMENT OF OPERATIONS (continued)

For the Six Months Ended July 31, 2020 - (unaudited)

	SA Dogs of Wall Street	SA Emerging Markets Equity Index	SA Federated Hermes Corporate Bond†	SA Fidelity Institutional AM® International Growth	SA Fidelity Institutional AM® Real Estate
INVESTMENT INCOME:
Dividends (unaffiliated)	$5,751,724	$1,227,250	$42,700	$2,855,674	$4,396,633
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	758	1,595	28,170,106	—	—
Interest (affiliated)	—	—	—	—	—

Total investment income*	5,752,482	1,228,845	28,212,806	2,855,674	4,396,633

EXPENSES:
Investment advisory and management fees	1,011,097	187,505	3,341,601	1,150,115	955,908
Services fees:
Class 2	3,631	—	12,914	—	2,947
Class 3	197,447	4,195	1,011,888	2,102	194,008
Transfer agent fees	952	1,025	1,390	879	1,170
Custodian and accounting fees	18,631	8,211	95,734	65,467	19,760
Reports to shareholders	18,022	4,015	77,104	11,316	16,076
Audit and tax fees	20,903	33,732	26,470	22,830	24,714
Legal fees	3,589	7,067	8,852	11,646	3,931
Trustees’ fees and expenses	4,710	1,094	18,235	2,916	3,669
Deferred offering costs	—	—	—	10,093	—
Interest expense	—	—	2,242	1,775	—
License fee	—	20,834	—	—	—
Other expenses	21,012	6,950	19,120	18,789	18,185

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	1,299,994	274,628	4,615,550	1,297,928	1,240,368
Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 4)	—	(28,759)	—	30,303	—
Fees paid indirectly (Note 5)	—	—	—	(9,407)	(1,548)

Net expenses	1,299,994	245,869	4,615,550	1,318,824	1,238,820

Net investment income (loss)	4,452,488	982,976	23,597,256	1,536,850	3,157,813

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated) **	(8,482,538)	(765,501)	(5,519,856)	(11,526,529)	(10,404,439)
Investments (affiliated)	—	—	—	—	—
Futures contracts	—	(134,068)	6,800,218	—	—
Forward contracts	—	—	—	—	—
Swap contracts	—	—	—	—	—
Written option contracts	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	(160,262)	—	(93,196)	—

Net realized gain (loss) on investments and foreign currencies	(8,482,538)	(1,059,831)	1,280,362	(11,619,725)	(10,404,439)

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated) **	(8,864,429)	2,129,012	26,477,652	31,395,275	(9,446,024)
Investments (affiliated)	—	—	—	—	—
Futures contracts	—	1,446,349	1,217,354	—	—
Forward contracts	—	—	—	—	—
Swap contracts	—	—	—	—	—
Written option contracts	—	—	—	—	—
Change in net unrealized foreign exchange gain (loss) on other assets and liabilities	—	53,601	—	13,210	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	(8,864,429)	3,628,962	27,695,006	31,408,485	(9,446,024)

Net realized and unrealized gain (loss) on investments and foreign currencies	(17,346,967)	2,569,131	28,975,368	19,788,760	(19,850,463)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(12,894,479)	$3,552,107	$52,572,624	$21,325,610	$(16,692,650)

* Net of foreign withholding taxes on interest and dividends of	$—	$159,486	$—	$374,159	$—

** Net of foreign withholding taxes on capital gains of	$—	—	$—	$—	$—

†	See Note 1

See Notes to Financial Statements

547

SUNAMERICA SERIES TRUST

STATEMENT OF OPERATIONS (continued)

For the Six Months Ended July 31, 2020 - (unaudited)

	SA Fixed Income Index	SA Fixed Income Intermediate Index	SA Franklin Small Company Value	SA Franklin U.S. Equity Smart Beta	SA Global Index Allocation 60/40
INVESTMENT INCOME:
Dividends (unaffiliated)	$209,730	$151,707	$2,931,591	$1,579,803	$—
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	6,753,924	3,915,934	32,039	1,225	—
Interest (affiliated)	—	—	—	—	—

Total investment income*	6,963,654	4,067,641	2,963,630	1,581,028	—

EXPENSES:
Investment advisory and management fees	833,994	552,572	1,336,512	307,829	22,808
Services fees:
Class 2	—	—	—	—	—
Class 3	46,706	36,305	201,993	1,086	56,888
Transfer agent fees	1,245	1,245	879	683	366
Custodian and accounting fees	30,551	22,322	27,477	14,919	5,968
Reports to shareholders	21,824	13,690	19,601	7,480	1,969
Audit and tax fees	24,601	23,937	20,945	16,016	17,878
Legal fees	4,268	3,733	3,968	6,233	3,553
Trustees’ fees and expenses	6,627	3,959	4,252	1,876	331
Deferred offering costs	—	—	—	20,643	—
Interest expense	3,339	179	185	—	—
License fee	55,600	36,838	—	—	—
Other expenses	22,938	16,034	31,890	11,462	14,777

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	1,051,693	710,814	1,647,702	388,227	124,538
Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 4)	(59,794)	(48,260)	(68,319)	7,977	(26,594)
Fees paid indirectly (Note 5)	—	—	—	(202)	—

Net expenses	991,899	662,554	1,579,383	396,002	97,944

Net investment income (loss)	5,971,755	3,405,087	1,384,247	1,185,026	(97,944)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated) **	6,051,122	930,417	(11,280,925)	(5,124,993)	—
Investments (affiliated)	—	—	—	—	(24,942)
Futures contracts	—	—	—	—	—
Forward contracts	—	—	—	—	—
Swap contracts	—	—	—	—	—
Written option contracts	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	—	(1,804)	—	—

Net realized gain (loss) on investments and foreign currencies	6,051,122	930,417	(11,282,729)	(5,124,993)	(24,942)

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated) **	24,250,506	11,519,989	(21,234,236)	4,250,453	—
Investments (affiliated)	—	—	—	—	1,463,366
Futures contracts	—	—	—	—	—
Forward contracts	—	—	—	—	—
Swap contracts	—	—	—	—	—
Written option contracts	—	—	—	—	—
Change in net unrealized foreign exchange gain (loss) on other assets and liabilities	—	—	2,732	—	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	24,250,506	11,519,989	(21,231,504)	4,250,453	1,463,366

Net realized and unrealized gain (loss) on investments and foreign currencies	30,301,628	12,450,406	(32,514,233)	(874,540)	1,438,424

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$36,273,383	$15,855,493	$(31,129,986)	$310,486	$1,340,480

* Net of foreign withholding taxes on interest and dividends of	$—	$—	$4,572	$—	$—

** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—

See Notes to Financial Statements

548

SUNAMERICA SERIES TRUST

STATEMENT OF OPERATIONS (continued)

For the Six Months Ended July 31, 2020 - (unaudited)

	SA Global Index Allocation 75/25	SA Global Index Allocation 90/10	SA Goldman Sachs Global Bond	SA Goldman Sachs Multi-Asset Insights	SA Index Allocation 60/40
INVESTMENT INCOME:
Dividends (unaffiliated)	$—	$—	$—	$221,993	$—
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	—	—	3,063,495	25,969	—
Interest (affiliated)	—	—	—	—	—

Total investment income*	—	—	3,063,495	247,962	—

EXPENSES:
Investment advisory and management fees	20,622	75,218	1,129,049	114,485	72,464
Services fees:
Class 2	—	—	3,590	—	—
Class 3	51,327	185,890	335,577	40,748	180,960
Transfer agent fees	439	415	1,097	511	439
Custodian and accounting fees	5,968	5,968	160,116	16,402	6,714
Reports to shareholders	2,410	4,399	27,664	1,511	5,655
Audit and tax fees	17,878	18,375	33,206	21,927	18,815
Legal fees	3,567	3,873	12,110	4,514	3,072
Trustees’ fees and expenses	269	1,529	5,212	—	1,492
Deferred offering costs	—	—	—	—	—
Interest expense	—	—	3,075	—	—
License fee	—	—	—	—	—
Other expenses	14,915	16,186	19,093	17,325	14,648

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	117,395	311,853	1,729,789	217,423	304,259
Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 4)	(28,949)	9,430	—	(44,200)	7,136
Fees paid indirectly (Note 5)	—	—	—	—	—

Net expenses	88,446	321,283	1,729,789	173,223	311,395

Net investment income (loss)	(88,446)	(321,283)	1,333,706	74,739	(311,395)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated) **	—	—	4,230,137	(1,400,117)	—
Investments (affiliated)	(35,784)	(870,010)	—	—	774,456
Futures contracts	—	—	3,877,759	770,933	—
Forward contracts	—	—	(1,080,787)	—	—
Swap contracts	—	—	(155,934)	(100,402)	—
Written option contracts	—	—	(247,391)	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	—	79,967	6,513	—

Net realized gain (loss) on investments and foreign currencies	(35,784)	(870,010)	6,703,751	(723,073)	774,456

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated) **	—	—	12,488,931	1,037,888	—
Investments (affiliated)	445,208	(858,545)	—	—	4,192,439
Futures contracts	—	—	(722,912)	109,953	—
Forward contracts	—	—	2,405,019	—	—
Swap contracts	—	—	(235,045)	87,969	—
Written option contracts	—	—	116,241	—	—
Change in net unrealized foreign exchange gain (loss) on other assets and liabilities	—	—	101,641	3,973	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	445,208	(858,545)	14,153,875	1,239,783	4,192,439

Net realized and unrealized gain (loss) on investments and foreign currencies	409,424	(1,728,555)	20,857,626	516,710	4,966,895

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$320,978	$(2,049,838)	$22,191,332	$591,449	$4,655,500

* Net of foreign withholding taxes on interest and dividends of	$—	$—	$—	$11,945	$—

** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—

See Notes to Financial Statements

549

SUNAMERICA SERIES TRUST

STATEMENT OF OPERATIONS (continued)

For the Six Months Ended July 31, 2020 - (unaudited)

	SA Index Allocation 80/20	SA Index Allocation 90/10	SA International Index	SA Invesco Growth Opportunities	SA Invesco VCP Equity-Income
INVESTMENT INCOME:
Dividends (unaffiliated)	$—	$—	$7,567,611	$578,126	$14,210,472
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	—	—	6,258	—	4,345,129
Interest (affiliated)	—	—	—	—	—

Total investment income*	—	—	7,573,869	578,126	18,555,601

EXPENSES:
Investment advisory and management fees	133,793	340,631	999,249	1,025,187	6,136,455
Services fees:
Class 2	—	—	—	2,046	—
Class 3	332,205	847,646	6,598	166,072	1,800,807
Transfer agent fees	366	366	1,318	1,245	415
Custodian and accounting fees	6,714	6,714	46,787	19,565	85,378
Reports to shareholders	10,672	27,151	22,097	16,622	80,566
Audit and tax fees	18,815	18,815	26,177	20,932	27,660
Legal fees	3,407	4,590	4,559	3,618	7,759
Trustees’ fees and expenses	2,845	7,518	5,951	3,991	19,678
Deferred offering costs	—	—	—	—	—
Interest expense	—	—	—	3,322	—
License fee	—	—	89,862	—	—
Other expenses	14,857	16,892	18,864	24,345	29,651

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	523,674	1,270,323	1,221,462	1,286,945	8,188,369
Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 4)	—	—	—	—	(360,219)
Fees paid indirectly (Note 5)	—	—	—	—	—

Net expenses	523,674	1,270,323	1,221,462	1,286,945	7,828,150

Net investment income (loss)	(523,674)	(1,270,323)	6,352,407	(708,819)	10,727,451

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated) **	—	—	(6,874,309)	(5,365,867)	(135,784)
Investments (affiliated)	1,305,466	1,748,063	—	—	—
Futures contracts	—	—	3,438,512	—	(103,000,424)
Forward contracts	—	—	—	—	(666,371)
Swap contracts	—	—	—	—	—
Written option contracts	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	—	33,793	47	1,344,455

Net realized gain (loss) on investments and foreign currencies	1,305,466	1,748,063	(3,402,004)	(5,365,820)	(102,458,124)

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated) **	—	—	(32,597,591)	37,249,803	(37,726,016)
Investments (affiliated)	3,852,509	1,778,818	—	—	—
Futures contracts	—	—	1,212,833	—	(6,463,388)
Forward contracts	—	—	—	—	(1,861,795)
Swap contracts	—	—	—	—	—
Written option contracts	—	—	—	—	—
Change in net unrealized foreign exchange gain (loss) on other assets and liabilities	—	—	133,863	244	26,749
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	3,852,509	1,778,818	(31,250,895)	37,250,047	(46,024,450)

Net realized and unrealized gain (loss) on investments and foreign currencies	5,157,975	3,526,881	(34,652,899)	31,884,227	(148,482,574)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,634,301	$2,256,558	$(28,300,492)	$31,175,408	$(137,755,123)

* Net of foreign withholding taxes on interest and dividends of	$—	$—	$726,800	$—	$209,283

** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—

See Notes to Financial Statements

550

SUNAMERICA SERIES TRUST

STATEMENT OF OPERATIONS (continued)

For the Six Months Ended July 31, 2020 - (unaudited)

	SA Janus Focused Growth	SA JPMorgan Diversified Balanced	SA JPMorgan Emerging Markets	SA JPMorgan Equity- Income	SA JPMorgan Global Equities
INVESTMENT INCOME:
Dividends (unaffiliated)	$1,839,668	$1,766,017	$3,471,357	$14,335,570	$3,958,230
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	22,468	1,483,537	52	—	988
Interest (affiliated)	—	—	—	—	—

Total investment income*	1,862,136	3,249,554	3,471,409	14,335,570	3,959,218

EXPENSES:
Investment advisory and management fees	1,818,908	840,997	1,104,772	2,650,369	1,221,703
Services fees:
Class 2	6,513	7,195	1,928	6,358	2,202
Class 3	165,055	236,017	144,537	269,474	40,878
Transfer agent fees	1,245	1,097	1,170	1,390	1,025
Custodian and accounting fees	19,339	142,390	48,346	50,015	29,275
Reports to shareholders	20,557	17,527	15,430	50,634	17,308
Audit and tax fees	20,915	39,177	33,859	21,667	35,739
Legal fees	3,494	5,700	8,283	6,439	6,863
Trustees’ fees and expenses	5,158	3,636	3,023	13,583	4,994
Deferred offering costs	—	—	—	—	—
Interest expense	615	108	18	—	94
License fee	—	—	—	—	—
Other expenses	24,607	22,421	18,165	18,656	19,452

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	2,086,406	1,316,265	1,379,531	3,088,585	1,379,533
Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 4)	(213,989)	(76,018)	(121,567)	—	—
Fees paid indirectly (Note 5)	(880)	(857)	(492)	(8,055)	(639)

Net expenses	1,871,537	1,239,390	1,257,472	3,080,530	1,378,894

Net investment income (loss)	(9,401)	2,010,164	2,213,937	11,255,040	2,580,324

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated) **	17,492,711	(854,563)	(2,343,144)	(9,383,403)	(16,842,706)
Investments (affiliated)	—	—	—	—	—
Futures contracts	—	(4,051,529)	(4,302)	—	—
Forward contracts	—	—		—	—
Swap contracts	—	—	—	—	—
Written option contracts	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	(2,652)	(126,030)	(233,305)	—	17,688

Net realized gain (loss) on investments and foreign currencies	17,490,059	(5,032,122)	(2,580,751)	(9,383,403)	(16,825,018)

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated) **	47,521,210	(53,577)	8,786,099	(91,457,015)	2,105,003
Investments (affiliated)	—	—	—	—	—
Futures contracts	—	5,004,939	—	—	—
Forward contracts	—	—	—	—	—
Swap contracts	—	—	—	—	—
Written option contracts	—	—	—	—	—
Change in net unrealized foreign exchange gain (loss) on other assets and liabilities	—	39,270	3,477	—	38,897
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	(18,586)	—	—

Net unrealized gain (loss) on investments and foreign currencies	47,521,210	4,990,632	8,770,990	(91,457,015)	2,143,900

Net realized and unrealized gain (loss) on investments and foreign currencies	65,011,269	(41,490)	6,190,239	(100,840,418)	(14,681,118)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$65,001,868	$1,968,674	$8,404,176	$(89,585,378)	$(12,100,794)

* Net of foreign withholding taxes on interest and dividends of	$16,115	$77,317	$540,731	$—	$291,788

** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—

See Notes to Financial Statements

551

SUNAMERICA SERIES TRUST

STATEMENT OF OPERATIONS (continued)

For the Six Months Ended July 31, 2020 - (unaudited)

	SA JPMorgan MFS Core Bond	SA JPMorgan Mid-Cap Growth	SA Large Cap Growth Index	SA Large Cap Index	SA Large Cap Value Index
INVESTMENT INCOME:
Dividends (unaffiliated)	$105,990	$1,087,409	$1,600,536	$22,719,390	$3,631,454
Dividends (affiliated)	—	—	—	49,881	12,582
Interest (unaffiliated)	26,918,056	3,102	916	33,523	938
Interest (affiliated)	—	—	—	—	—

Total investment income*	27,024,046	1,090,511	1,601,452	22,802,794	3,644,974

EXPENSES:
Investment advisory and management fees	5,654,208	1,529,217	395,458	4,647,056	376,441
Services fees:
Class 2	5,527	10,997	—	—	—
Class 3	1,084,286	205,044	11,041	28,732	8,537
Transfer agent fees	1,390	1,390	804	1,390	804
Custodian and accounting fees	148,172	21,303	8,940	110,954	18,005
Reports to shareholders	94,578	21,716	8,871	104,079	9,242
Audit and tax fees	42,965	20,914	26,168	27,542	25,664
Legal fees	12,502	4,093	4,801	8,920	4,781
Trustees’ fees and expenses	24,392	5,151	3,251	29,531	3,012
Deferred offering costs	—	—	—	—	—
Interest expense	3,960	727	68	—	21
License fee	—	—	26,364	120,433	25,096
Other expenses	20,199	23,543	7,190	46,120	24,905

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	7,092,179	1,844,095	492,956	5,124,757	496,508
Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 4)	(942,368)	—	(20,546)	(1,686,066)	(48,789)
Fees paid indirectly (Note 5)	—	(5,228)	—	—	—

Net expenses	6,149,811	1,838,867	472,410	3,438,691	447,719

Net investment income (loss)	20,874,235	(748,356)	1,129,042	19,364,103	3,197,255

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated) **	27,809,255	53,259,757	7,654,852	218,955	(594,432)
Investments (affiliated)	—	—	—	(4,614)	(1,447)
Futures contracts	2,270,230	—	(962,414)	7,850,450	(1,599,903)
Forward contracts	—	—	—	—	—
Swap contracts	(3,616,088)	—	—	—	—
Written option contracts	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	3	(3)	—	—	—

Net realized gain (loss) on investments and foreign currencies	26,463,400	53,259,754	6,692,438	8,064,791	(2,195,782)

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated) **	37,680,346	14,546,996	26,654,846	55,689,026	(23,591,570)
Investments (affiliated)	—	—	—	(1,344,108)	(304,488)
Futures contracts	609,105	—	32,857	2,411,581	(148,683)
Forward contracts	—	—	—	—	—
Swap contracts	—	—	—	—	—
Written option contracts	—	—	—	—	—
Change in net unrealized foreign exchange gain (loss) on other assets and liabilities	—	—	—	—	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	38,289,451	14,546,996	26,687,703	56,756,499	(24,044,741)

Net realized and unrealized gain (loss) on investments and foreign currencies	64,752,851	67,806,750	33,380,141	64,821,290	(26,240,523)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$85,627,086	$67,058,394	$34,509,183	$84,185,393	$(23,043,268)

* Net of foreign withholding taxes on interest and dividends of	$803	$3,042	$—	$—	$—

** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—

See Notes to Financial Statements

552

SUNAMERICA SERIES TRUST

STATEMENT OF OPERATIONS (continued)

For the Six Months Ended July 31, 2020 - (unaudited)

	SA Legg Mason BW Large Cap Value	SA Legg Mason Tactical Opportunities	SA MFS Blue Chip Growth	SA MFS Massachusetts Investors Trust	SA MFS Total Return
INVESTMENT INCOME:
Dividends (unaffiliated)	$19,482,233	$494,703	$3,531,426	$7,875,588	$3,794,506
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	17,018	190,540	8,781	27,049	2,603,507
Interest (affiliated)	—	—	—	—	—

Total investment income*	19,499,251	685,243	3,540,207	7,902,637	6,398,013

EXPENSES:
Investment advisory and management fees	4,410,905	190,618	2,144,683	3,165,234	1,534,338
Services fees:
Class 2	27,298	—	2,318	5,199	15,373
Class 3	512,083	67,908	160,731	415,994	376,749
Transfer agent fees	1,536	511	1,245	1,097	1,097
Custodian and accounting fees	65,684	7,629	42,137	54,347	55,834
Reports to shareholders	69,297	2,359	31,271	50,429	27,304
Audit and tax fees	20,917	27,107	21,669	20,915	27,376
Legal fees	8,867	7,779	5,269	7,023	8,408
Trustees’ fees and expenses	17,299	153	8,925	13,150	6,490
Deferred offering costs	—	—	—	—	—
Interest expense	—	—	1,535	1,433	109
License fee	—	—	—	—	—
Other expenses	25,702	17,465	26,315	19,962	21,558

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	5,159,588	321,529	2,446,098	3,754,783	2,074,636
Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 4)	(331,826)	(33,049)	—	—	—
Fees paid indirectly (Note 5)	(6,281)	(207)	—	—	—

Net expenses	4,821,481	288,273	2,446,098	3,754,783	2,074,636

Net investment income (loss)	14,677,770	396,970	1,094,109	4,147,854	4,323,377

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated) **	(40,690,091)	(549,620)	40,541,134	8,302,961	12,790,880
Investments (affiliated)	—	—	—	—	—
Futures contracts	—	(1,076,945)	—	—	—
Forward contracts	—	—	—	—	—
Swap contracts	—	—	—	—	—
Written option contracts	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	674	—	(10,688)	(18,917)

Net realized gain (loss) on investments and foreign currencies	(40,690,091)	(1,625,891)	40,541,134	8,292,273	12,771,963

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated) **	(113,613,433)	83,344	37,986,235	(6,313,337)	(21,646,309)
Investments (affiliated)	—	—	—	—	—
Futures contracts	—	88,715	—	—	—
Forward contracts	—	—	—	—	—
Swap contracts	—	—	—	—	—
Written option contracts	—	—	—	—	—
Change in net unrealized foreign exchange gain (loss) on other assets and liabilities	969	1,050	1	—	6,933
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	(113,612,464)	173,109	37,986,236	(6,313,337)	(21,639,376)

Net realized and unrealized gain (loss) on investments and foreign currencies	(154,302,555)	(1,452,782)	78,527,370	1,978,936	(8,867,413)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(139,624,785)	$(1,055,812)	$79,621,479	$6,126,790	$(4,544,036)

* Net of foreign withholding taxes on interest and dividends of	$648	$30,073	$—	$101,619	$59,301

** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—

See Notes to Financial Statements

553

SUNAMERICA SERIES TRUST

STATEMENT OF OPERATIONS (continued)

For the Six Months Ended July 31, 2020 - (unaudited)

	SA Mid Cap Index	SA Morgan Stanley International Equities	SA Oppenheimer Main Street Large Cap	SA PIMCO VCP Tactical Balanced	SA PineBridge High-Yield Bond
INVESTMENT INCOME:
Dividends (unaffiliated)	$2,224,110	$6,007,097	$3,634,195	$—	$—
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	8,904	—	1,485	8,466,984	8,409,625
Interest (affiliated)	—	—	—	—	—

Total investment income*	2,233,014	6,007,097	3,635,680	8,466,984	8,409,625

EXPENSES:
Investment advisory and management fees	395,430	1,719,575	1,466,328	5,294,830	861,832
Services fees:
Class 2	—	5,989	2,378	—	5,150
Class 3	14,851	146,619	116,597	1,546,177	170,826
Transfer agent fees	1,318	1,390	1,318	366	1,390
Custodian and accounting fees	3,377	59,447	31,155	111,591	23,884
Reports to shareholders	12,225	28,212	27,853	69,349	17,610
Audit and tax fees	27,842	33,652	20,910	31,739	33,716
Legal fees	3,736	4,752	4,983	8,070	4,090
Trustees’ fees and expenses	3,487	5,846	5,513	16,555	4,217
Deferred offering costs	—	—	—	—	—
Interest expense	—	—	366	544,093	—
License fee	26,362	—	—	—	—
Other expenses	7,687	15,434	16,748	41,905	17,248

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	496,315	2,020,916	1,694,149	7,664,675	1,139,963
Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 4)	—	—	—	—	—
Fees paid indirectly (Note 5)	—	—	(2,604)	—	—

Net expenses	496,315	2,020,916	1,691,545	7,664,675	1,139,963

Net investment income (loss)	1,736,699	3,986,181	1,944,135	802,309	7,269,662

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated) **	2,600,771	(11,100,896)	(324,756)	56,076,932	(6,380,289)
Investments (affiliated)	—	—	—	—	—
Futures contracts	4,215,051	—	—	(27,792,530)	—
Forward contracts	—	—	—	153,330	—
Swap contracts	—	—	—	(32,342,053)	—
Written option contracts	—	—	—	139,701	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	(28,626)	(13,070)	16,437	—

Net realized gain (loss) on investments and foreign currencies	6,815,822	(11,129,522)	(337,826)	(3,748,183)	(6,380,289)

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated) **	(23,940,374)	(1,140,003)	4,286,618	459,885	1,578,574
Investments (affiliated)	—	—	—	—	—
Futures contracts	656,649	—	—	10,787,522	—
Forward contracts	—	—	—	(342,529)	—
Swap contracts	—	—	—	583,818	—
Written option contracts	—	—	—	97,967	—
Change in net unrealized foreign exchange gain (loss) on other assets and liabilities		53,662	—	(76,526)	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	(23,283,725)	(1,086,341)	4,286,618	11,510,137	1,578,574

Net realized and unrealized gain (loss) on investments and foreign currencies	(16,467,903)	(12,215,863)	3,948,792	7,761,954	(4,801,715)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(14,731,204)	$(8,229,682)	$5,892,927	$8,564,263	$2,467,947

* Net of foreign withholding taxes on interest and dividends of	$—	$564,139	$24,485	$—	$—

** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—

See Notes to Financial Statements

554

SUNAMERICA SERIES TRUST

STATEMENT OF OPERATIONS (continued)

For the Six Months Ended July 31, 2020 - (unaudited)

	SA Putnam International Growth and Income	SA Schroders VCP Global Allocation	SA Small Cap Index	SA T. Rowe Price Asset Allocation Growth	T. Rowe Price VCP Balanced
INVESTMENT INCOME:
Dividends (unaffiliated)	$4,068,653	$2,519,503	$1,378,591	$1,996,467	$9,334,248
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	11,031	2,676,137	4,029	568,912	7,639,231
Interest (affiliated)	—	—	—	—	—

Total investment income*	4,079,684	5,195,640	1,382,620	2,565,379	16,973,479

EXPENSES:
Investment advisory and management fees	1,059,762	2,427,086	350,314	899,020	5,855,023
Services fees:
Class 2	2,733	—	—	—	—
Class 3	112,007	728,517	12,474	320,681	1,918,419
Transfer agent fees	1,390	342	1,318	511	415
Custodian and accounting fees	27,489	137,714	19,151	24,350	171,848
Reports to shareholders	13,495	32,092	9,524	8,832	76,072
Audit and tax fees	39,980	29,373	29,806	21,683	31,561
Legal fees	3,567	7,264	3,549	8,423	12,591
Trustees’ fees and expenses	3,269	7,708	2,799	2,299	19,094
Deferred offering costs	—	—	—	—	—
Interest expense	—	2,951	—	—	—
License fee	—	—	27,281	—	—
Other expenses	17,179	139,289	7,792	14,993	37,301

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	1,280,871	3,512,336	464,008	1,300,792	8,122,324
Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 4)	(54,732)	(160,413)	(1,130)	60,182	—
Fees paid indirectly (Note 5)	—	—	—	—	—

Net expenses	1,226,139	3,351,923	462,878	1,360,974	8,122,324

Net investment income (loss)	2,853,545	1,843,717	919,742	1,204,405	8,851,155

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated) **	(2,637,530)	(11,879,908)	494,712	(4,313,916)	28,269,303
Investments (affiliated)	—	—	—	—	—
Futures contracts	—	(23,262,352)	(594,529)	125,507	(39,418,185)
Forward contracts	1,096,307	(4,102,222)	—	—	—
Swap contracts	—	51,638	—	—	(267,525)
Written option contracts	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	(14,109)	(250,725)	—	(15,555)	(284,454)

Net realized gain (loss) on investments and foreign currencies	(1,555,332)	(39,443,569)	(99,817)	(4,203,964)	(11,700,861)

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated) **	(26,916,852)	3,959,970	(17,123,241)	14,689,725	3,006,286
Investments (affiliated)	—	—	—	—	—
Futures contracts	—	(3,684,385)	635,191	6,385	(2,877,363)
Forward contracts	451,024	1,030,554	—	—	(47)
Swap contracts	—	—	—	—	9,333
Written option contracts	—	—	—	—	—
Change in net unrealized foreign exchange gain (loss) on other assets and liabilities	30,867	34,998	—	4,348	21,443
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	(26,434,961)	1,341,137	(16,488,050)	14,700,458	159,652

Net realized and unrealized gain (loss) on investments and foreign currencies	(27,990,293)	(38,102,432)	(16,587,867)	10,496,494	(11,541,209)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(25,136,748)	$(36,258,715)	$(15,668,125)	$11,700,899	$(2,690,054)

* Net of foreign withholding taxes on interest and dividends of	$439,298	$56,284	$996	$98,364	$655,398

** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—

See Notes to Financial Statements

555

SUNAMERICA SERIES TRUST

STATEMENT OF OPERATIONS (continued)

For the Six Months Ended July 31, 2020 - (unaudited)

	SA Templeton Foreign Value	SA VCP Dynamic Allocation	SA VCP Dynamic Strategy	SA VCP Index Allocation	SA WellsCap Aggressive Growth
INVESTMENT INCOME:
Dividends (unaffiliated)	$13,003,781	$—	$—	$—	$169,236
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	3,957	18,849,744	9,538,251	176,065	807
Interest (affiliated)	—	—	—	—	—

Total investment income*	13,007,738	18,849,744	9,538,251	176,065	170,043

EXPENSES:
Investment advisory and management fees	2,598,515	11,605,911	6,298,840	388,674	497,234
Services fees:
Class 2	6,269	—	—	—	2,272
Class 3	470,383	13,854,457	7,220,620	485,704	48,970
Transfer agent fees	659	511	439	293	1,170
Custodian and accounting fees	90,674	90,188	48,660	18,164	14,292
Reports to shareholders	40,828	538,744	287,545	15,082	5,919
Audit and tax fees	46,223	20,748	20,750	18,837	20,941
Legal fees	5,309	46,758	26,508	5,820	2,994
Trustees’ fees and expenses	9,664	146,437	77,334	4,088	1,780
Deferred offering costs	—	—	—	—	—
Interest expense	—	—	1,469	—	282
License fee	—	—	—	19,434	—
Other expenses	18,281	237,633	120,579	14,606	20,377

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	3,286,805	26,541,387	14,102,744	970,702	616,231
Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 4)	—	(331,863)	(74,301)	40,613	—
Fees paid indirectly (Note 5)	(9,585)	—	—	—	(4,371)

Net expenses	3,277,220	26,209,524	14,028,443	1,011,315	611,860

Net investment income (loss)	9,730,518	(7,359,780)	(4,490,192)	(835,250)	(441,817)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated) **	(92,472,899)	502,150,166	271,663,679	20,733,769	(52,831)
Investments (affiliated)	—	38,384,558	30,127,284	(223,589)	—
Futures contracts	—	(403,080,895)	(209,025,350)	(25,245,609)	—
Forward contracts	—	—	—	—	—
Swap contracts	—	—	—	—	—
Written option contracts	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	(165,439)	—	—	—	(3)

Net realized gain (loss) on investments and foreign currencies	(92,638,338)	137,453,829	92,765,613	(4,735,429)	(52,834)

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated) **	8,944,084	27,929,924	(442,468)	(4,742,166)	25,304,250
Investments (affiliated)	—	308,817,180	49,180,967	8,900,379	—
Futures contracts	—	(27,958,150)	(33,588,031)	623,102	—
Forward contracts	—	—	—	—	—
Swap contracts	—	—	—	—	—
Written option contracts	—	—	—	—	—
Change in net unrealized foreign exchange gain (loss) on other assets and liabilities	117,598	—	34	—	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	9,061,682	308,788,954	15,150,502	4,781,315	25,304,250

Net realized and unrealized gain (loss) on investments and foreign currencies	(83,576,656)	446,242,783	107,916,115	45,886	25,251,416

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(73,846,138)	$438,883,003	$103,425,923	$(789,364)	$24,809,599

* Net of foreign withholding taxes on interest and dividends of	$1,576,547	$—	$—	$—	$1,427

** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—

See Notes to Financial Statements

556

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS

	SA AB Growth		SA AB Small & Mid Cap Value		SA BlackRock VCP Global Multi Asset
	For the six months ended July 31, 2020 (unaudited)	For the year ended January 31, 2020	For the six months ended July 31, 2020 (unaudited)	For the year ended January 31, 2020	For the six months ended July 31, 2020 (unaudited)	For the year ended January 31, 2020
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(1,686,970)	$(1,685,877)	$2,000,166	$2,866,138	$2,369,748	$6,904,148
Net realized gain (loss) on investments and foreign currencies	63,033,058	175,799,487	(34,994,781)	13,215,134	(59,002,065)	48,875,961
Net unrealized gain (loss) on investments and foreign currencies	217,465,637	175,711,651	(28,784,512)	(723,406)	29,852,317	30,375,608

Net increase (decrease) in net assets resulting from operations	278,811,725	349,825,261	(61,779,127)	15,357,866	(26,780,000)	86,155,717

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	—	(67,020,072)	—	(1,237,150)	—	(6,378)
Distributable earnings — Class 2	—	(4,806,869)	—	(158,439)	—	—
Distributable earnings — Class 3	—	(26,865,019)	—	(6,326,945)	—	(36,206,638)
Return of Capital — Class 1	—	—	—	—	—	—
Return of Capital — Class 2	—	—	—	—	—	—
Return of Capital — Class 3	—	—	—	—	—	—

Total distributions to shareholders	—	(98,691,960)	—	(7,722,534)	—	(36,213,016)

Net increase (decrease) in net assets resulting from Capital share transactions (Note 7)	(115,130,353)	(170,895,778)	43,806,575	(49,080,693)	648,376	33,419,437

TOTAL INCREASE (DECREASE) IN NET ASSETS	163,681,372	80,237,523	(17,972,552)	(41,445,361)	(26,131,624)	83,362,138

NET ASSETS:
Beginning of period	1,623,013,972	1,542,776,449	483,939,165	525,384,526	822,186,241	738,824,103

End of period	$1,786,695,344	$1,623,013,972	$465,966,613	$483,939,165	$796,054,617	$822,186,241

See Notes to Financial Statements

557

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	SA Columbia Technology		SA DFA Ultra Short Bond		SA Dogs of Wall Street
	For the six months ended July 31, 2020 (unaudited)	For the year ended January 31, 2020	For the six months ended July 31, 2020 (unaudited)	For the year ended January 31, 2020	For the six months ended July 31, 2020 (unaudited)	For the year ended January 31, 2020
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(79,468)	$465,667	$828,101	$6,710,971	$4,452,488	$8,421,971
Net realized gain (loss) on investments and foreign currencies	5,708,806	10,789,941	46,607	593,765	(8,482,538)	48,493,667
Net unrealized gain (loss) on investments and foreign currencies	7,054,349	14,753,269	(108,977)	385,467	(8,864,429)	(13,505,489)

Net increase (decrease) in net assets resulting from operations	12,683,687	26,008,877	765,731	7,690,203	(12,894,479)	43,410,149

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	—	(1,476,801)	—	(3,253,533)	—	(16,355,728)
Distributable earnings — Class 2	—	(507,343)	—	(267,428)	—	(519,983)
Distributable earnings — Class 3	—	(6,593,085)	—	(3,434,508)	—	(14,452,063)
Return of Capital — Class 1	—	—	—	—	—	—
Return of Capital — Class 2	—	—	—	—	—	—
Return of Capital — Class 3	—	—	—	—	—	—

Total distributions to shareholders	—	(8,577,229)	—	(6,955,469)	—	(31,327,774)

Net increase (decrease) in net assets resulting from Capital share transactions (Note 7)	4,123,551	6,805,284	12,950,258	(34,474,198)	17,322,668	183,991

TOTAL INCREASE (DECREASE) IN NET ASSETS:	16,807,238	24,236,932	13,715,989	(33,739,464)	4,428,189	12,266,366

NET ASSETS:
Beginning of period	93,092,914	68,855,982	375,228,965	408,968,429	359,521,678	347,255,312

End of period	$109,900,152	$93,092,914	$388,944,954	$375,228,965	$363,949,867	$359,521,678

See Notes to Financial Statements

558

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	SA Emerging Markets Equity Index		SA Federated Hermes Corporate Bond†		SA Fidelity Institutional AM® International Growth
	For the six months ended July 31, 2020 (unaudited)	For the year ended January 31, 2020	For the six months ended July 31, 2020 (unaudited)	For the year ended January 31, 2020	For the six months ended July 31, 2020 (unaudited)	For the period May 1, 2019@ through January 31, 2020
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$982,976	$2,007,958	$23,597,256	$54,198,429	$1,536,850	$1,174,736
Net realized gain (loss) on investments and foreign currencies	(1,059,831)	(912,143)	1,280,362	19,765,518	(11,619,725)	6,861,615
Net unrealized gain (loss) on investments and foreign currencies	3,628,962	83,729	27,695,006	107,191,530	31,408,485	27,470,865

Net increase (decrease) in net assets resulting from operations	3,552,107	1,179,544	52,572,624	181,155,477	21,325,610	35,507,216

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	—	—	—	(25,558,277)	—	(1,547,246)
Distributable earnings — Class 2	—	—	—	(903,899)	—	—
Distributable earnings — Class 3	—	—	—	(40,427,963)	—	(4,842)
Return of Capital — Class 1	—	—	—	—	—	—
Return of Capital — Class 2	—	—	—	—	—	—
Return of Capital — Class 3	—	—	—	—	—	—

Total distributions to shareholders	—	—	—	(66,890,139)		(1,552,088)

Net increase (decrease) in net assets resulting from Capital share transactions (Note 7)	4,369,043	181,755	(25,525,649)	(200,150,900)	6,855,993	281,317,664

TOTAL INCREASE (DECREASE) IN NET ASSETS	7,921,150	1,361,299	27,046,975	(85,885,562)	28,181,603	315,272,792

NET ASSETS:
Beginning of period	88,889,974	87,528,675	1,357,512,719	1,443,398,281	315,272,792	—

End of period	$96,811,124	$88,889,974	$1,384,559,694	$1,357,512,719	$343,454,395	$315,272,792

@	Commencement of operations
†	See Note 1

See Notes to Financial Statements

559

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	SA Fidelity Institutional AM® Real Estate		SA Fixed Income Index		SA Fixed Income Intermediate Index
	For the six months ended July 31, 2020 (unaudited)	For the year ended January 31, 2020	For the six months ended July 31, 2020 (unaudited)	For the year ended January 31, 2020	For the six months ended July 31, 2020 (unaudited)	For the year ended January 31, 2020
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$3,157,813	$4,585,705	$5,971,755	$11,610,594	$3,405,087	$6,580,901
Net realized gain (loss) on investments and foreign currencies	(10,404,439)	12,874,421	6,051,122	2,752,932	930,417	628,082
Net unrealized gain (loss) on investments and foreign currencies	(9,446,024)	20,386,773	24,250,506	33,385,247	11,519,989	14,065,281

Net increase (decrease) in net assets resulting from operations	(16,692,650)	37,846,899	36,273,383	47,748,773	15,855,493	21,274,264

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	—	(2,310,142)	—	(972,918)	—	(554,935)
Distributable earnings — Class 2	—	(113,892)	—	—	—	—
Distributable earnings — Class 3	—	(3,906,182)	—	(38,526)	—	(26,387)
Return of Capital — Class 1	—	—	—	—	—	—
Return of Capital — Class 2	—	—	—	—	—	—
Return of Capital — Class 3	—	—	—	—	—	—

Total distributions to shareholders	—	(6,330,216)	—	(1,011,444)	—	(581,322)

Net increase (decrease) in net assets resulting from Capital share transactions (Note 7)	16,348,949	(28,548,239)	22,443,833	67,248,167	5,568,314	69,862,912

TOTAL INCREASE (DECREASE) IN NET ASSETS	(343,701)	2,968,444	58,717,216	113,985,496	21,423,807	90,555,854

NET ASSETS:
Beginning of period	273,605,029	270,636,585	537,197,701	423,212,205	376,656,281	286,100,427

End of period	$273,261,328	$273,605,029	$595,914,917	$537,197,701	$398,080,088	$376,656,281

See Notes to Financial Statements

560

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	SA Franklin Small Company Value		SA Franklin U.S. Equity Smart Beta		SA Global Index Allocation 60/40
	For the six months ended July 31, 2020 (unaudited)	For the year ended January 31, 2020	For the six months ended July 31, 2020 (unaudited)	For the period October 7, 2019@ through January 31, 2020	For the six months ended July 31, 2020 (unaudited)	For the year ended January 31, 2020
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$1,384,247	$3,465,678	$1,185,026	$611,492	$(97,944)	$(84,891)
Net realized gain (loss) on investments and foreign currencies	(11,282,729)	16,475,630	(5,124,993)	1,211,007	(24,942)	131,014
Net unrealized gain (loss) on investments and foreign currencies	(21,231,504)	12,056,185	4,250,453	3,641,087	1,463,366	3,035,055

Net increase (decrease) in net assets resulting from operations	(31,129,986)	31,997,493	310,486	5,463,586	1,340,480	3,081,178

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	—	(21,006,746)	—	(490,227)	—	(293)
Distributable earnings — Class 2	—	—	—	—	—	—
Distributable earnings — Class 3	—	(28,883,119)	—	(788)	—	(95,438)
Return of Capital — Class 1	—	—	—	—	—	—
Return of Capital — Class 2	—	—	—	—	—	—
Return of Capital — Class 3	—	—	—	—	—	—

Total distributions to shareholders	—	(49,889,865)	—	—	—	(95,731)

Net increase (decrease) in net assets resulting from Capital share transactions (Note 7)	5,087,592	8,990,419	11,709,025	125,045,536	10,406,267	22,204,252

TOTAL INCREASE (DECREASE) IN NET ASSETS	(26,042,394)	(8,901,953)	12,019,511	130,018,107	11,746,747	25,189,699

NET ASSETS:
Beginning of period	318,681,422	327,583,375	130,018,107	—	41,533,418	16,343,719

End of period	$292,639,028	$318,681,422	$142,037,618	$130,018,107	$53,280,165	$41,533,418

@	Commencement of operations

See	Notes to Financial Statements

561

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	SA Global Index Allocation 75/25		SA Global Index Allocation 90/10		SA Goldman Sachs Global Bond
	For the six months ended July 31, 2020 (unaudited)	For the year ended January 31, 2020	For the six months ended July 31, 2020 (unaudited)	For the year ended January 31, 2020	For the six months ended July 31, 2020 (unaudited)	For the year ended January 31, 2020
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(88,446)	$(101,002)	$(321,283)	$(397,188)	$1,333,706	$3,643,203
Net realized gain (loss) on investments and foreign currencies	(35,784)	(25,777)	(870,010)	(297,229)	6,703,751	6,338,215
Net unrealized gain (loss) on investments and foreign currencies	445,208	3,610,742	(858,545)	14,037,571	14,153,875	15,994,714

Net increase (decrease) in net assets resulting from operations	320,978	3,483,963	(2,049,838)	13,343,154	22,191,332	25,976,132

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	—	(609)	—	(5,564)	—	—
Distributable earnings — Class 2	—	—	—	—	—	—
Distributable earnings — Class 3	—	(143,076)	—	(874,607)	—	—
Return of Capital — Class 1	—	—	—	(2,372)	—	—
Return of Capital — Class 2	—	—	—	—	—	—
Return of Capital — Class 3	—	—	—	(372,835)	—	—

Total distributions to shareholders	—	(143,685)	—	(1,255,378)	—	—

Net increase (decrease) in net assets resulting from Capital share transactions (Note 7)	5,545,288	15,960,343	17,569,900	67,339,041	(35,533,721)	(23,623,097)

TOTAL INCREASE (DECREASE) IN NET ASSETS	5,866,266	19,300,621	15,520,062	79,426,817	(13,342,389)	2,353,035

NET ASSETS:
Beginning of period	40,494,396	21,193,775	153,267,586	73,840,769	396,059,707	393,706,672

End of period	$46,360,662	$40,494,396	$168,787,648	$153,267,586	$382,717,318	$396,059,707

See Notes to Financial Statements

562

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	SA Goldman Sachs Multi-Asset Insights		SA Index Allocation 60/40		SA Index Allocation 80/20
	For the six months ended July 31, 2020 (unaudited)	For the year ended January 31, 2020	For the six months ended July 31, 2020 (unaudited)	For the year ended January 31, 2020	For the six months ended July 31, 2020 (unaudited)	For the year ended January 31, 2020
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$74,739	$261,787	$(311,395)	$(353,491)	$(523,674)	$(711,342)
Net realized gain (loss) on investments and foreign currencies	(723,073)	1,298,639	774,456	1,106,414	1,305,466	1,587,375
Net unrealized gain (loss) on investments and foreign currencies	1,239,783	1,163,991	4,192,439	13,439,347	3,852,509	29,132,977

Net increase (decrease) in net assets resulting from operations	591,449	2,724,417	4,655,500	14,192,270	4,634,301	30,009,010

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	—	(2,878)	—	(1,177)	—	(14,144)
Distributable earnings — Class 2	—	—	—	—	—	—
Distributable earnings — Class 3	—	(715,744)	—	(952,347)	—	(2,072,829)
Return of Capital — Class 1	—	—	—	—	—	—
Return of Capital — Class 2	—	—	—	—	—	—
Return of Capital — Class 3	—	—	—	—	—	—

Total distributions to shareholders	—	(718,622)	—	(953,524)	—	(2,086,973)

Net increase (decrease) in net assets resulting from Capital share transactions (Note 7)	1,734,483	9,640,005	14,919,859	48,061,789	26,027,923	72,669,040

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,325,932	11,645,800	19,575,359	61,300,535	30,662,224	100,591,077

NET ASSETS:
Beginning of period	33,739,156	22,093,356	143,425,394	82,124,859	268,356,894	167,765,817

End of period	$36,065,088	$33,739,156	$163,000,753	$143,425,394	$299,019,118	$268,356,894

See Notes to Financial Statements

563

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	SA Index Allocation 90/10		SA International Index		SA Invesco Growth Opportunities
	For the six months ended July 31, 2020 (unaudited)	For the year ended January 31, 2020	For the six months ended July 31, 2020 (unaudited)	For the year ended January 31, 2020	For the six months ended July 31, 2020 (unaudited)	For the year ended January 31, 2020
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(1,270,323)	$(1,801,005)	$6,352,407	$11,242,154	$(708,819)	$(1,478,330)
Net realized gain (loss) on investments and foreign currencies	1,748,063	3,787,821	(3,402,004)	5,838,083	(5,365,820)	41,641,960
Net unrealized gain (loss) on investments and foreign currencies	1,778,818	81,362,990	(31,250,895)	29,078,231	37,250,047	2,259,402

Net increase (decrease) in net assets resulting from operations	2,256,558	83,349,806	(28,300,492)	46,158,468	31,175,408	42,423,032

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	—	(24,753)	—	(492,572)	—	(19,857,943)
Distributable earnings — Class 2	—	—	—	—	—	(405,525)
Distributable earnings — Class 3	—	(6,169,503)	—	(2,980)	—	(20,377,538)
Return of Capital — Class 1	—	—	—	—	—	—
Return of Capital — Class 2	—	—	—	—	—	—
Return of Capital — Class 3	—	—	—	—	—	—

Total distributions to shareholders	—	(6,194,256)	—	(495,552)	—	(40,641,006)

Net increase (decrease) in net assets resulting from Capital share transactions (Note 7)	56,968,344	168,930,845	61,303,871	75,932,649	(36,216,448)	(6,966,498)

TOTAL INCREASE (DECREASE) IN NET ASSETS	59,224,902	246,086,395	33,003,379	121,595,565	(5,041,040)	(5,184,472)

NET ASSETS:
Beginning of period	705,412,827	459,326,432	527,800,147	406,204,582	299,534,980	304,719,452

End of period	$764,637,729	$705,412,827	$560,803,526	$527,800,147	$294,493,940	$299,534,980

See Notes to Financial Statements

564

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	SA Invesco VCP Equity-Income		SA Janus Focused Growth		SA JPMorgan Diversified Balanced
	For the six months ended July 31, 2020 (unaudited)	For the year ended January 31, 2020	For the six months ended July 31, 2020 (unaudited)	For the year ended January 31, 2020	For the six months ended July 31, 2020 (unaudited)	For the year ended January 31, 2020
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$10,727,451	$20,105,684	$(9,401)	$229,810	$2,010,164	$5,102,015
Net realized gain (loss) on investments and foreign currencies	(102,458,124)	42,838,480	17,490,059	34,100,032	(5,032,122)	7,083,552
Net unrealized gain (loss) on investments and foreign currencies	(46,024,450)	51,326,153	47,521,210	65,994,762	4,990,632	17,947,539

Net increase (decrease) in net assets resulting from operations	(137,755,123)	114,270,317	65,001,868	100,324,604	1,968,674	30,133,106

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	—	(8,502)	—	(13,815,216)	—	(5,306,629)
Distributable earnings — Class 2	—	—	—	(469,520)	—	(748,300)
Distributable earnings — Class 3	—	(34,630,474)	—	(6,890,498)	—	(14,331,970)
Return of Capital — Class 1	—	—	—	—	—	—
Return of Capital — Class 2	—	—	—	—	—	—
Return of Capital — Class 3	—	—	—	—	—	—

Total distributions to shareholders	—	(34,638,976)	—	(21,175,234)	—	(20,386,899)

Net increase (decrease) in net assets resulting from Capital share transactions (Note 7)	65,847,575	(19,349,762)	(11,651,502)	(23,178,953)	(4,113,831)	15,015,357

TOTAL INCREASE (DECREASE) IN NET ASSETS	(71,907,548)	60,281,579	53,350,366	55,970,417	(2,145,157)	24,761,564

NET ASSETS:
Beginning of period	1,544,521,645	1,484,240,066	428,066,520	372,096,103	284,738,733	259,977,169

End of period	$1,472,614,097	$1,544,521,645	$481,416,886	$428,066,520	$282,593,576	$284,738,733

See Notes to Financial Statements

565

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	SA JPMorgan Emerging Markets		SA JPMorgan Equity-Income		SA JPMorgan Global Equities
	For the six months ended July 31, 2020 (unaudited)	For the year ended January 31, 2020	For the six months ended July 31, 2020 (unaudited)	For the year ended January 31, 2020	For the six months ended July 31, 2020 (unaudited)	For the year ended January 31, 2020
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$2,213,937	$4,409,532	$11,255,040	$21,874,062	$2,580,324	$5,305,810
Net realized gain (loss) on investments and foreign currencies	(2,580,751)	5,560,392	(9,383,403)	78,641,988	(16,825,018)	9,396,718
Net unrealized gain (loss) on investments and foreign currencies	8,770,990	(2,430,050)	(91,457,015)	74,863,206	2,143,900	17,466,676

Net increase (decrease) in net assets resulting from operations	8,404,176	7,539,874	(89,585,378)	175,379,256	(12,100,794)	32,169,204

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	—	(2,617,103)	—	(78,097,917)	—	(33,866,336)
Distributable earnings — Class 2	—	(86,699)	—	(914,302)	—	(347,607)
Distributable earnings — Class 3	—	(3,570,278)	—	(21,545,123)	—	(3,561,459)
Return of Capital — Class 1	—	—	—	—	—	—
Return of Capital — Class 2	—	—	—	—	—	—
Return of Capital — Class 3	—	—	—	—	—	—

Total distributions to shareholders	—	(6,274,080)	—	(100,557,342)	—	(37,775,402)

Net increase (decrease) in net assets resulting from Capital share transactions (Note 7)	(436,451)	(42,538,571)	46,354,681	(39,221,640)	(13,902,630)	(88,813,775)

TOTAL INCREASE (DECREASE) IN NET ASSETS	7,967,725	(41,272,777)	(43,230,697)	35,600,274	(26,003,424)	(94,419,973)

NET ASSETS:
Beginning of period	213,974,356	255,247,133	1,069,478,563	1,033,878,289	370,169,830	464,589,803

End of period	$221,942,081	$213,974,356	$1,026,247,866	$1,069,478,563	$344,166,406	$370,169,830

See Notes to Financial Statements

566

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	SA JPMorgan MFS Core Bond		SA JPMorgan Mid-Cap Growth		SA Large Cap Growth Index
	For the six months ended July 31, 2020 (unaudited)	For the year ended January 31, 2020	For the six months ended July 31, 2020 (unaudited)	For the year ended January 31, 2020	For the six months ended July 31, 2020 (unaudited)	For the year ended January 31, 2020
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$20,874,235	$48,744,159	$(748,356)	$(1,322,438)	$1,129,042	$3,036,482
Net realized gain (loss) on investments and foreign currencies	26,463,400	12,554,558	53,259,754	58,039,654	6,692,438	16,671,174
Net unrealized gain (loss) on investments and foreign currencies	38,289,451	119,612,926	14,546,996	41,493,779	26,687,703	37,381,857

Net increase (decrease) in net assets resulting from operations	85,627,086	180,911,643	67,058,394	98,210,995	34,509,183	57,089,513

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	—	(30,215,385)	—	(18,736,095)	—	(174,243)
Distributable earnings — Class 2	—	(209,929)	—	(1,263,077)	—	—
Distributable earnings — Class 3	—	(24,190,238)	—	(14,096,826)	—	(2,148)
Return of Capital — Class 1	—	—	—	—	—	—
Return of Capital — Class 2	—	—	—	—	—	—
Return of Capital — Class 3	—	—	—	—	—	—

Total distributions to shareholders	—	(54,615,552)	—	(34,095,998)	—	(176,391)

Net increase (decrease) in net assets resulting from Capital share transactions (Note 7)	(147,455,015)	122,932,513	(47,783,212)	(15,440,216)	(24,411,455)	(25,715,670)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(61,827,929)	249,228,604	19,275,182	48,674,781	10,097,728	31,197,452

NET ASSETS:
Beginning of period	2,028,445,557	1,779,216,953	419,786,929	371,112,148	278,425,454	247,228,002

End of period	$1,966,617,628	$2,028,445,557	$439,062,111	$419,786,929	$288,523,182	$278,425,454

See Notes to Financial Statements

567

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	SA Large Cap Index		SA Large Cap Value Index		SA Legg Mason BW Large Cap Value
	For the six months ended July 31, 2020 (unaudited)	For the year ended January 31, 2020	For the six months ended July 31, 2020 (unaudited)	For the year ended January 31, 2020	For the six months ended July 31, 2020 (unaudited)	For the year ended January 31, 2020
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$19,364,103	$37,666,033	$3,197,255	$5,508,491	$14,677,770	$26,838,684
Net realized gain (loss) on investments and foreign currencies	8,064,791	40,124,836	(2,195,782)	25,527,965	(40,690,091)	81,805,043
Net unrealized gain (loss) on investments and foreign currencies	56,756,499	366,901,971	(24,044,741)	9,809,476	(113,612,464)	53,718,392

Net increase (decrease) in net assets resulting from operations	84,185,393	444,692,840	(23,043,268)	40,845,932	(139,624,785)	162,362,119

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	—	(6,980,937)	—	(270,335)	—	(90,459,667)
Distributable earnings — Class 2	—	—	—	—	—	(4,578,320)
Distributable earnings — Class 3	—	(50,211)	—	(3,753)	—	(49,964,867)
Return of Capital — Class 1	—	—	—	—	—	—
Return of Capital — Class 2	—	—	—	—	—	—
Return of Capital — Class 3	—	—	—	—	—	—

Total distributions to shareholders	—	(7,031,148)	—	(274,088)	—	(145,002,854)

Net increase (decrease) in net assets resulting from Capital share transactions (Note 7)	(5,379,207)	16,552,073	19,373,180	(2,217,686)	40,219,586	(1,150,984)

TOTAL INCREASE (DECREASE) IN NET ASSETS	78,806,186	454,213,765	(3,670,088)	38,354,158	(99,405,199)	16,208,281

NET ASSETS:
Beginning of period	2,534,177,311	2,079,963,546	274,734,231	236,380,073	1,373,209,974	1,357,001,693

End of period	$2,612,983,497	$2,534,177,311	$271,064,143	$274,734,231	$1,273,804,775	$1,373,209,974

See Notes to Financial Statements

568

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	SA Legg Mason Tactical Opportunities		SA MFS Blue Chip Growth		SA MFS Massachusetts Investors Trust
	For the six months ended July 31, 2020 (unaudited)	For the year ended January 31, 2020	For the six months ended July 31, 2020 (unaudited)	For the year ended January 31, 2020	For the six months ended July 31, 2020 (unaudited)	For the year ended January 31, 2020
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$396,970	$716,632	$1,094,109	$3,812,796	$4,147,854	$6,845,783
Net realized gain (loss) on investments and foreign currencies	(1,625,891)	213,899	40,541,134	60,370,812	8,292,273	87,280,198
Net unrealized gain (loss) on investments and foreign currencies	173,109	3,943,791	37,986,236	80,183,119	(6,313,337)	100,708,175

Net increase (decrease) in net assets resulting from operations	(1,055,812)	4,874,322	79,621,479	144,366,727	6,126,790	194,834,156

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	—	(2,529)	—	(62,488,130)	—	(78,047,340)
Distributable earnings — Class 2	—	—	—	(338,001)	—	(964,893)
Distributable earnings — Class 3	—	(816,881)	—	(14,141,723)	—	(43,121,724)
Return of Capital — Class 1	—	—	—	—	—	—
Return of Capital — Class 2	—	—	—	—	—	—
Return of Capital — Class 3	—	—	—	—	—	—

Total distributions to shareholders	—	(819,410)	—	(76,967,854)	—	(122,133,957)

Net increase (decrease) in net assets resulting from Capital share transactions (Note 7)	6,200,499	17,379,365	(109,387,249)	(33,196,134)	(26,261,504)	(51,677,859)

TOTAL INCREASE (DECREASE) IN NET ASSETS	5,144,687	21,434,277	(29,765,770)	34,202,739	(20,134,714)	21,022,340

NET ASSETS:
Beginning of period	55,877,875	34,443,598	716,146,594	681,943,855	1,008,852,656	987,830,316

End of period	$61,022,562	$55,877,875	$686,380,824	$716,146,594	$988,717,942	$1,008,852,656

See Notes to Financial Statements

569

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	SA MFS Total Return		SA Mid Cap Index		SA Morgan Stanley International Equities
	For the six months ended July 31, 2020 (unaudited)	For the year ended January 31, 2020	For the six months ended July 31, 2020 (unaudited)	For the year ended January 31, 2020	For the six months ended July 31, 2020 (unaudited)	For the year ended January 31, 2020
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$4,323,377	$9,076,274	$1,736,699	$3,156,512	$3,986,181	$8,418,808
Net realized gain (loss) on investments and foreign currencies	12,771,963	16,471,043	6,815,822	3,714,804	(11,129,522)	5,888,721
Net unrealized gain (loss) on investments and foreign currencies	(21,639,376)	37,864,799	(23,283,725)	19,720,912	(1,086,341)	37,840,652

Net increase (decrease) in net assets resulting from operations	(4,544,036)	63,412,116	(14,731,204)	26,592,228	(8,229,682)	52,148,181

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	—	(8,680,562)	—	(490,126)	—	(19,918,185)
Distributable earnings — Class 2	—	(1,176,534)	—	—	—	(554,315)
Distributable earnings — Class 3	—	(16,502,481)	—	(14,627)	—	(8,015,083)
Return of Capital — Class 1	—	—	—	—	—	—
Return of Capital — Class 2	—	—	—	—	—	—
Return of Capital — Class 3	—	—	—	—	—	—

Total distributions to shareholders	—	(26,359,577)	—	(504,753)	—	(28,487,583)

Net increase (decrease) in net assets resulting from Capital share transactions (Note 7)	(14,022,557)	(12,088,868)	13,110,346	23,373,475	(956,429)	(26,410,371)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(18,566,593)	24,963,671	(1,620,858)	49,460,950	(9,186,111)	(2,749,773)

NET ASSETS:
Beginning of period	509,040,600	484,076,929	294,192,572	244,731,622	455,281,760	458,031,533

End of period	$490,474,007	$509,040,600	$292,571,714	$294,192,572	$446,095,649	$455,281,760

See Notes to Financial Statements

570

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	SA Oppenheimer Main Street Large Cap		SA PIMCO VCP Tactical Return Balanced		SA PineBridge High-Yield Bond
	For the six months ended July 31, 2020 (unaudited)	For the year ended January 31, 2020	For the six months ended July 31, 2020 (unaudited)	For the year ended January 31, 2020	For the six months ended July 31, 2020 (unaudited)	For the year ended January 31, 2020
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$1,944,135	$4,028,401	$802,309	$16,318,706	$7,269,662	$18,020,325
Net realized gain (loss) on investments and foreign currencies	(337,826)	30,020,166	(3,748,183)	128,465,766	(6,380,289)	(985,928)
Net unrealized gain (loss) on investments and foreign currencies	4,286,618	47,924,844	11,510,137	18,516,443	1,578,574	13,589,042

Net increase (decrease) in net assets resulting from operations	5,892,927	81,973,411	8,564,263	163,300,915	2,467,947	30,623,439

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	—	(38,696,633)	—	(697)	—	(10,161,756)
Distributable earnings — Class 2	—	(409,479)	—	—	—	(566,053)
Distributable earnings — Class 3	—	(11,708,807)	—	(7,204,932)	—	(11,040,438)
Return of Capital — Class 1	—	—	—	—	—	—
Return of Capital — Class 2	—	—	—	—	—	—
Return of Capital — Class 3	—	—	—	—	—	—

Total distributions to shareholders	—	(50,814,919)	—	(7,205,629)	—	(21,768,247)

Net increase (decrease) in net assets resulting from Capital share transactions (Note 7)	(6,521,097)	(6,397,366)	(60,400,835)	(77,178,139)	8,329,076	(52,880,186)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(628,170)	24,761,126	(51,836,572)	78,917,147	10,797,023	(44,024,994)

NET ASSETS:
Beginning of period	429,026,833	404,265,707	1,317,716,396	1,238,799,249	289,621,822	333,646,816

End of period	$428,398,663	$429,026,833	$1,265,879,824	$1,317,716,396	$300,418,845	$289,621,822

See Notes to Financial Statements

571

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	SA Putnam International Growth and Income		SA Schroders VCP Global Allocation		SA Small Cap Index
	For the six months ended July 31, 2020 (unaudited)	For the year ended January 31, 2020	For the six months ended July 31, 2020 (unaudited)	For the year ended January 31, 2020	For the six months ended July 31, 2020 (unaudited)	For the year ended January 31, 2020
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$2,853,545	$6,506,903	$1,843,717	$10,388,786	$919,742	$1,703,462
Net realized gain (loss) on investments and foreign currencies	(1,555,332)	(84,652)	(39,443,569)	39,587,096	(99,817)	9,813,093
Net unrealized gain (loss) on investments and foreign currencies	(26,434,961)	16,663,748	1,341,137	23,908,469	(16,488,050)	5,521,282

Net increase (decrease) in net assets resulting from operations	(25,136,748)	23,085,999	(36,258,715)	73,884,351	(15,668,125)	17,037,837

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	—	(9,515,197)	—	(10,465)	—	—
Distributable earnings — Class 2	—	(302,860)	—	—	—	—
Distributable earnings — Class 3	—	(6,945,209)	—	(21,431,499)	—	—
Return of Capital — Class 1	—	—	—	—	—	—
Return of Capital — Class 2	—	—	—	—	—	—
Return of Capital — Class 3	—	—	—	—	—	—

Total distributions to shareholders	—	(16,763,266)	—	(21,441,964)	—	—

Net increase (decrease) in net assets resulting from Capital share transactions (Note 7)	13,617,470	(5,616,826)	(2,237,604)	4,461,042	9,498,387	(16,882,400)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(11,519,278)	705,907	(38,496,319)	56,903,429	(6,169,738)	155,437

NET ASSETS:
Beginning of period	247,324,267	246,618,360	635,504,706	578,601,277	228,399,039	228,243,602

End of period	$235,804,989	$247,324,267	$597,008,387	$635,504,706	$222,229,301	$228,399,039

See Notes to Financial Statements

572

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	SA T. Rowe Price Asset Allocation Growth		SA T. Rowe Price VCP Balanced		SA Templeton Foreign Value
	For the six months ended July 31, 2020 (unaudited)	For the year ended January 31, 2020	For the six months ended July 31, 2020 (unaudited)	For the year ended January 31, 2020	For the six months ended July 31, 2020 (unaudited)	For the year ended January 31, 2020
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$1,204,405	$1,864,955	$8,851,155	$21,279,095	$9,730,518	$17,497,747
Net realized gain (loss) on investments and foreign currencies	(4,203,964)	2,877,623	(11,700,861)	87,472,759	(92,638,338)	(1,753,058)
Net unrealized gain (loss) on investments and foreign currencies	14,700,458	21,070,208	159,652	96,884,836	9,061,682	(11,485,357)

Net increase (decrease) in net assets resulting from operations	11,700,899	25,812,786	(2,690,054)	205,636,690	(73,846,138)	4,259,332

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	—	(5,107)	—	(9,625)	—	(328,230)
Distributable earnings — Class 2	—	—	—	—	—	(9,108)
Distributable earnings — Class 3	—	(3,340,843)	—	(70,022,901)	—	(368,540)
Return of Capital — Class 1	—	—	—	—	—	—
Return of Capital — Class 2	—	—	—	—	—	—
Return of Capital — Class 3	—	—	—	—	—	—

Total distributions to shareholders	—	(3,345,950)	—	(70,032,526)	—	(705,878)

Net increase (decrease) in net assets resulting from Capital share transactions (Note 7)	53,677,186	101,071,943	(5,945,556)	101,037,426	23,706,594	(57,014,656)

TOTAL INCREASE (DECREASE) IN NET ASSETS	65,378,085	123,538,779	(8,635,610)	236,641,590	(50,139,544)	(53,461,202)

NET ASSETS:
Beginning of period	243,191,622	119,652,843	1,619,412,332	1,382,770,742	719,917,966	773,379,168

End of period	$308,569,707	$243,191,622	$1,610,776,722	$1,619,412,332	$669,778,422	$719,917,966

See Notes to Financial Statements

573

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	SA VCP Dynamic Allocation		SA VCP Dynamic Strategy		SA VCP Index Allocation
	For the six months ended July 31, 2020 (unaudited)	For the year ended January 31, 2020	For the six months ended July 31, 2020 (unaudited)	For the year ended January 31, 2020	For the six months ended July 31, 2020 (unaudited)	For the year ended January 31, 2020
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(7,359,780)	$121,913,914	$(4,490,192)	$58,842,051	$(835,250)	$(246,270)
Net realized gain (loss) on investments and foreign currencies	137,453,829	680,265,829	92,765,613	275,645,623	(4,735,427)	9,958,205
Net unrealized gain (loss) on investments and foreign currencies	308,788,954	777,911,269	15,150,502	428,926,224	4,781,316	32,552,566

Net increase (decrease) in net assets resulting from operations	438,883,003	1,580,091,012	103,425,923	763,413,898	(789,361)	42,264,501

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	—	(8,165)	—	(6,913)	—	(988)
Distributable earnings — Class 2	—	—	—	—	—	—
Distributable earnings — Class 3	—	(441,941,852)	—	(196,814,965)	—	(2,398,542)
Return of Capital — Class 1	—	—	—	—	—	—
Return of Capital — Class 2	—	—	—	—	—	—
Return of Capital — Class 3	—	—	—	—	—	—

Total distributions to shareholders	—	(441,950,017)	—	(196,821,878)	—	(2,399,530)

Net increase (decrease) in net assets resulting from Capital share transactions (Note 7)	(666,578,491)	(794,253,346)	(290,922,338)	(444,428,183)	36,846,476	120,268,645

TOTAL INCREASE (DECREASE) IN NET ASSETS	(227,695,488)	343,887,649	(187,496,415)	122,163,837	36,057,115	160,133,616

NET ASSETS:
Beginning of period	11,697,891,154	11,354,003,505	6,121,647,577	5,999,483,740	386,504,928	226,371,312

End of period	$11,470,195,666	$11,697,891,154	$5,934,151,162	$6,121,647,577	$422,562,043	$386,504,928

See Notes to Financial Statements

574

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	SA WellsCap Aggressive Growth
	For the six months ended July 31, 2020 (unaudited)	For the year ended January 31, 2020
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(441,817)	$(816,612)
Net realized gain (loss) on investments and foreign currencies	(52,834)	12,442,205
Net unrealized gain (loss) on investments and foreign currencies	25,304,250	18,791,108

Net increase (decrease) in net assets resulting from operations	24,809,599	30,416,701

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	—	(5,554,829)
Distributable earnings — Class 2	—	(199,049)
Distributable earnings — Class 3	—	(2,130,159)
Return of Capital — Class 1	—	—
Return of Capital — Class 2	—	—
Return of Capital — Class 3	—	—

Total distributions to shareholders	—	(7,884,037)

Net increase (decrease) in net assets resulting from Capital share transactions (Note 7)	(3,239,254)	1,024,027

TOTAL INCREASE (DECREASE) IN NET ASSETS	21,570,345	23,556,691

NET ASSETS:
Beginning of period	138,046,705	114,490,014

End of period	$159,617,050	$138,046,705

See Notes to Financial Statements

575

SUNAMERICA SERIES TRUST

NOTES TO FINANCIAL STATEMENTS

July 31, 2020 - (unaudited)

Note 1.  Description of Business and Basis of Presentation

SunAmerica Series Trust (the “Trust”), organized as a Massachusetts business trust on September 11, 1992, is an open-end management investment company. The Trust is comprised of sixty separate investment series, fifty-five of which are included in this report. The five Portfolios of the Trust not included in this report are the SA American Funds Asset Allocation Portfolio, SA American Funds Global Growth Portfolio, SA American Funds Growth Portfolio, SA American Funds Growth-Income Portfolio and SA American Funds VCP Managed Allocation Portfolio (collectively, the “Feeder Funds”). SunAmerica Asset Management, LLC (“SAAMCo” or the “Adviser”), an indirect wholly-owned subsidiary of American International Group, Inc., a Delaware Corporation (“AIG”), serves as investment adviser for all the Portfolios of the Trust. Shares of the Trust are issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life policies. Shares of the Trust are held by separate accounts of American General Life Insurance Company (“AGL”), a Texas life insurer, The Variable Annuity Life Insurance Company (“VALIC”), a Texas life insurer, and The United States Life Insurance Company in the City of New York, a New York life insurer (“USL”) and variable contracts issued by Phoenix Life Insurance Company, an unaffiliated life insurance company. AGL, VALIC and USL are wholly-owned subsidiaries of AIG.

The Trust issues separate series of shares (the “Portfolios”), each of which represents a separate managed portfolio of securities with its own investment objectives. All shares may be purchased or redeemed at net asset value without any sales or redemption charges.

Class 1 shares, Class 2 shares and Class 3 shares of each Portfolio may be offered only in connection with certain variable contracts. Class 2 and 3 shares of a given Portfolio are identical in all respects to Class 1 shares of the same Portfolio, except that (i) each class may bear differing amounts of certain class-specific expenses; (ii) Class 2 shares and Class 3 shares are subject to service fees while Class 1 shares are not; and (iii) Class 2 shares and Class 3 shares have voting rights on matters that pertain to the Rule 12b-1 plan adopted with respect to Class 2 shares and Class 3 shares. Class 2 and Class 3 shares of each Portfolio pay service fees at an annual rate of 0.15% and 0.25%, respectively, of each class’s average daily net assets. The Board of Trustees may establish additional portfolios or classes in the future.

Effective April 29, 2020, the name of the SA Federated Corporate Bond Portfolio was changed to SA Federated Hermes Corporate Bond Portfolio.

The investment goals for each of the Portfolios included in this report are as follows:

The SA AB Growth Portfolio seeks long-term growth of capital. Its strategy is to invest primarily in equity securities of a limited number of large, carefully selected, high quality U.S. companies that are judged likely to achieve superior long-term earnings growth.

The SA AB Small & Mid Cap Value Portfolio seeks long-term growth of capital. Its strategy is to invest under normal circumstances at least 80% of its net assets in equity securities of companies with small and medium market capitalizations that the subadviser determines to be undervalued.

The SA BlackRock VCP Global Multi Asset Portfolio seeks capital appreciation and income while managing portfolio volatility. Its strategy is to invest tactically allocating its assets to various equity and fixed income asset classes. Under normal market conditions, the Portfolio targets an allocation of approximately 55% of its net assets to equity exposure and approximately 45% of its net assets to fixed income exposure.

The SA Columbia Technology Portfolio seeks capital appreciation. Its strategy is to invest, under normal circumstances, at least 80% of its net assets in equity securities that demonstrate the potential for capital appreciation, issued by companies the subadviser believes are positioned to benefit from involvement in technology and technology-related industries worldwide.

The SA DFA Ultra Short Bond Portfolio seeks current income consistent with liquidity and preservation of capital. Its strategy is to invest, under normal circumstances, at least 80% of its net assets in bonds.

The SA Dogs of Wall Street Portfolio seeks total return (including capital appreciation and current income). Its strategy is to invest in 30 high dividend yielding common stocks selected quarterly from the Dow Jones Industrial Average and the broader market.

The SA Emerging Markets Equity Index Portfolio seeks to provide investment results that correspond with the performance of the MSCI Emerging Market Index (the “MSCI Emerging Markets ). Its strategy is to invest, under normal circumstances, at least 80% of its net assets in securities included in the MSCI Emerging Market Index.

The SA Federated Hermes Corporate Bond Portfolio seeks high total return with only moderate price risk. Its strategy is to invest, under normal conditions, at least 80% of its net assets in corporate bonds, which includes any corporate fixed income security. The Portfolio invests primarily in investment grade fixed income securities; but may invest up to 35% in fixed income securities rated below investment grade or “junk bonds.”

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The SA Fidelity Institutional AM® International Growth Portfolio seeks long-term growth of capital. Its strategy is to invest primarily in non-U.S. securities, including securities of issuers located in emerging markets that demonstrate the potential for capital appreciation.

The SA Fidelity Institutional AM® Real Estate Portfolio seeks total return through a combination of growth and income. Its strategy is to invest, under normal circumstances, at least 80% of its net assets in securities of companies principally engaged in the real estate industry and other real estate related investments.

The SA Fixed Income Portfolio seeks to provide investment results that correspond with the performance of the Bloomberg Barclays US Government/Credit Bond Index (the “Bloomberg Barclays US Government/Credit Bond”). Its strategy is to invest, under normal circumstances, at least 80% of its net assets in securities included in the Bloomberg Barclays US Government/Credit Bond Index.

The SA Fixed Income Intermediate Index Portfolio seeks to provide investment results that correspond with the performance of the Bloomberg Barclays US Intermediate Government/Credit Bond Index (the “Bloomberg Barclays US Intermediate Government/Credit Bond”). Its strategy is to invest, under normal circumstances, at least 80% of its net assets in securities included in the Bloomberg Barclays US Intermediate Government/Credit Bond Index or that have economic characteristics comparable to securities included in the index.

The SA Franklin Small Company Value Portfolio seeks long-term growth of capital. Its strategy is to invest, under normal circumstances, at least 80% of its net assets in a diversified portfolio of equity securities of small companies.

The SA Franklin U.S. Equity Smart Beta Portfolio seeks long-term growth of capital appreciation. Its strategy is to invest, under normal circumstances, at least 80% of its net assets in equity securities of U.S. issuers.

The SA Global Index Allocation 60/40 Portfolio seeks growth of capital, and secondarily, current income. Its strategy is to invest under normal circumstances, in mutual funds (“Underlying Portfolios”) allocating 60% of its assets (with a range of 50% to 70%) in Underlying Portfolios investing primarily in equity securities (“Underlying Equity Portfolios”) and 40% of its assets (with a range of 30% to 50%) Underlying Portfolios investing primarily in fixed income securities (“Underlying Fixed Income Portfolios”).

The SA Global Index Allocation 75/25 Portfolio seeks growth of capital, and secondarily, current income. Its strategy is to invest under normal circumstances, in mutual funds (“Underlying Portfolios”) allocating 75% of its assets (with a range of 65% to 85% in equity securities (“Underlying Equity Portfolios”) and 25% of its assets (with a range of 15% to 35%) to Underlying Portfolios investing primarily fixed income securities (“Underlying Fixed Income Portfolios”).

The SA Global Index Allocation 90/10 Portfolio seeks growth of capital. Its strategy is to invest under normal circumstances, in mutual funds (“Underlying Portfolios”) allocating 90% of its assets (with a range of 80% to 100%) in Underlying Portfolios investing primarily in equity securities (“Underlying Equity Portfolios”) and 10% of its assets (with a range of 0% to 20%) to Underlying Portfolios investing primarily in fixed income securities (“Underlying Fixed Income Portfolios”).

The SA Goldman Sachs Global Bond Portfolio seeks high total return, emphasizing current income and, to a lesser extent, capital appreciation. Its strategy is to invest, under normal circumstances, at least 80% of its net assets in high quality fixed income securities of U.S. and foreign issuers, including issuers of emerging markets.

The SA Goldman Sachs Multi-Asset Insights Portfolio seeks capital appreciation and income while managing portfolio volatility. Its strategy is to invest, under normal circumstances, approximately 70% (with a range of 60% to 80%) of its net assets in equity exposure and approximately 30% (with a range of 20% to 40%) of its net assets in fixed income exposure.

The SA Index Allocation 60/40 Portfolio seeks growth of capital, and secondarily, current income. Its strategy is to invest under normal circumstances, in mutual funds (“Underlying Portfolios”) allocating 60% of its assets (with a range of 50% to 70%) in Underlying Portfolios investing primarily in equity securities (“Underlying Equity Portfolios”) and 40% of its assets (with a range of 30% to 50%) to Underlying Portfolios investing primarily in fixed income securities (“Underlying Fixed Income Portfolios”).

The SA Index Allocation 80/20 Portfolio seeks growth of capital, and secondarily, current income. Its strategy is to invest under normal circumstances, in mutual funds (“Underlying Portfolios”) allocating 80% of its assets (with a range of 70% to 90% in equity securities (“Underlying Equity Portfolios”) and 20% of its assets (with a range of 10% to 30%) to Underlying Portfolios investing primarily in fixed income securities (“Underlying Fixed Income Portfolios”).

The SA Index Allocation 90/10 Portfolio seeks growth of capital. Its strategy is to invest under normal circumstances, in mutual funds (“Underlying Portfolios”) allocating 90% of its assets (with a range of 80% to 100%) in Underlying Portfolios investing primarily in equity securities (“Underlying Equity Portfolios”) and 10% of its assets (with a range of 0% to 20%) to Underlying Portfolios investing primarily in fixed income securities (“Underlying Fixed Income Portfolios”).

The SA International Index Portfolio seeks investment results that correspond with the performance of the MSCI EAFE Index (the “MSCI EAFE”). Its strategy is to invest, under normal circumstances, at least 80% of its net assets in securities included in the MSCI EAFE or in securities that have economic characteristics comparable to securities included in the index.

The SA Invesco Growth Opportunities Portfolio seeks capital appreciation. Its strategy is to invest in equity securities that demonstrate the potential for capital appreciation, issued generally by small-cap companies.

The SA Invesco VCP Equity-Income Portfolio seeks current income and moderate capital appreciation while managing portfolio volatility. Its strategy is to invest, under normal circumstances, at least 65% of its net assets in income-producing equity securities.

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The SA Janus Focused Growth Portfolio seeks long-term growth of capital. Its strategy is to invest, under normal market conditions, at least 65% of its assets in equity securities of companies selected for their long term growth potential with a general core position of 30 to 40 common stocks.

The SA JPMorgan Diversified Balanced Portfolio seeks total return. Its strategy is to invest, under normal circumstances, in a balanced portfolio of common stocks and bonds, with at least 25% invested in equity securities and in fixed income securities.

The SA JPMorgan Emerging Markets Portfolio seeks long-term capital appreciation. Its strategy is to invest, under normal circumstances, at least 80% of its net assets in common stocks, depositary receipts and other equity securities of companies primarily in emerging markets outside the U.S., which the subadviser believes, when compared to developed markets, have above-average growth prospects.

The SA JPMorgan Equity-Income Portfolio seeks growth of capital and income. Its strategy is to invest primarily in common stocks (principally large-cap and mid-cap) that demonstrate the potential for appreciation and/or dividends.

The SA JPMorgan Global Equities Portfolio seeks long-term growth of capital. Its strategy is to invest primarily in common stocks or securities with common stock characteristics of U.S. and foreign issuers, that demonstrate the potential for appreciation and engages in transactions in foreign currencies. Under normal circumstances, at least 80% of its net assets of the Portfolio will be invested in equity securities.

The SA JPMorgan MFS Core Bond Portfolio seeks maximum total return consistent with preservation of capital and prudent investment management. Its strategy is to invest under normal circumstances at least 80% of its net assets in a diversified portfolio of bonds including U.S. and foreign fixed income investments with varying maturities.

The SA JPMorgan Mid-Cap Growth Portfolio seeks long-term growth of capital. Its strategy is to invest, under normal circumstances, at least 80% of its net assets in equity securities of medium-sized companies that its subadviser believes have above-average growth potential.

The SA Large Cap Growth Index Portfolio seeks investment results that correspond with the performance of the Standard & Poor’s 500® Growth Index (“S&P 500 Growth ”). Its strategy is to invest, under normal circumstances, at least 80% of its net assets in common stocks included in the S&P 500 Growth or in securities that have economic characteristics comparable to securities included in the index.

The SA Large Cap Index Portfolio seeks investment results that correspond with the performance of the Standard & Poor’s 500® Composite Stock Price Index (“S&P 500®”). Its strategy is to invest, under normal circumstances, at least 90% of its net assets in common stocks included in the S&P 500 or in securities that have economic characteristics comparable to securities included in the index.

SA Large Cap Value Index Portfolio seeks investment results that correspond with the performance of the Standard & Poor’s 500® Value Index (“S&P 500 Value ”). Its strategy is to invest, under normal circumstances, at least 80% of its net assets in common stocks included in the S&P 500 Value or in securities that have economic characteristics comparable to securities included in the index.

The SA Legg Mason BW Large Cap Value Portfolio seeks growth of capital. Its strategy is to invest, under normal circumstances, at least 80% of its net assets in equity securities of large capitalization companies.

The SA Legg Mason Tactical Opportunities Portfolio seeks growth of capital appreciation and income. Its strategy is to invest, under normal circumstances, approximately 70% (with a range of 60% to 80%) of its net assets in equity strategies and approximately 30% (with a range of 20% to 40%) of its net assets in fixed income strategies.

The SA MFS Blue Chip Growth Portfolio seeks capital appreciation. Its strategy is to invest, under normal circumstances, at least 80% of its net assets in common stocks that demonstrate the potential for capital appreciation, issued by large-cap companies.

The SA MFS Massachusetts Investors Trust Portfolio seeks reasonable growth of income and long-term growth and appreciation. Its strategy is to invest primarily, under normal market conditions, at least 65% of its assets in equity securities.

The SA MFS Total Return Portfolio seeks reasonable current income, long-term capital growth and conservation of capital. Its strategy is to invest in a combination of equity and fixed income securities. Under normal circumstances, approximately 60% of its net assets will be invested in equity securities and approximately 40% of its assets in debt instruments.

The SA Mid Cap Index Portfolio seeks investment results that correspond with the performance of the S&P MidCap 400 Index (“S&P MidCap 400”). Its strategy is to invest, under normal circumstances, at least 80% of its net assets in securities included in S&P MidCap 400 or in securities that have economic characteristics comparable to securities included in the index.

The SA Morgan Stanley International Equities Portfolio seeks long-term capital appreciation. Its strategy is to invest in a diversified portfolio of equity securities of non-U.S. issuers based on fundamental analysis and individual stock selection. Under normal circumstances, at least 80% of its net assets will be invested in equity securities that may include convertible securities.

The SA Oppenheimer Main Street Large Cap Portfolio seeks long-term capital appreciation. Its strategy is to invest under normal circumstances, at least 80% of its net assets in equity investments selected by their potential to achieve capital appreciation over the long-term.

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The SA PIMCO VCP Tactical Balanced Portfolio seeks capital appreciation and income while managing portfolio volatility. Its strategy is to invest in a combination of fixed-income instruments and derivatives. Under normal circumstances, the Portfolio targets an allocation of approximately 60% of its net assets to a component that gains exposure to equity markets primarily by investing in exchange-traded futures contracts and equity swaps and approximately 40% of its net assets to fixed income component.

The SA PineBridge High-Yield Bond Portfolio seeks high current income and, secondarily, capital appreciation. Its strategy is to invest, under normal circumstances, at least 80% of its net assets in intermediate and long-term corporate obligations, emphasizing high-yield, high-risk fixed income securities (junk bonds) with a primary focus on “B” rated high-yield securities.

The SA Putnam International Growth and Income Portfolio seeks growth of capital and, secondarily, current income. Its strategy is to invest primarily in common stocks of companies outside the U.S. that the subadviser considers undervalued by the market and offers a potential for income.

The SA Schroders VCP Global Allocation Portfolio seeks capital appreciation and income while managing portfolio volatility. Its strategy is to invest through flexible asset allocation driven by tactical and thematic ideas. Under normal market conditions, the Portfolio targets an allocation of approximately 60% (with the range of 50% to 70%) of its net assets to equity exposure and approximately 40% (with a range of 20% to 50%) of its net assets to fixed income exposure.

The SA Small Cap Index Portfolio seeks investment results that correspond with the performance of the Russell 2000 Index (“Russell 2000”). Its strategy is to invest, under normal circumstances, at least 80% of its net assets in securities included in securities included in Russell 2000 or in securities that have economic characteristics comparable to securities included in the index.

The SA T. Rowe Price Asset Allocation Growth Portfolio seeks capital appreciation and income. Its strategy is to invest, under normal circumstances, approximately 80% (with a range of 70% to 90%) of its net assets in equity strategies and approximately 20% (with a range of 10% to 30%) of its net assets in fixed income strategies.

The SA T. Rowe Price VCP Balanced Portfolio seeks capital appreciation and income while managing portfolio volatility. Its strategy is to invest approximately 65% of its total assets in common stocks and 35% of its total assets in fixed income securities. The Portfolio invests in securities of both U.S. and foreign corporate and governmental issuers, including emerging market issuers.

The SA Templeton Foreign Value Portfolio seeks long-term growth of capital. Its strategy is to invest, under normal circumstances, at least 80% of its net assets in equity and debt securities of companies and governments outside the U.S., including emerging markets.

The SA VCP Dynamic Allocation Portfolio seeks capital appreciation and current income while managing net equity exposure. Its strategy is to invest under normal conditions approximately 70% to 90% of its assets in certain Trust portfolios, Anchor Series Trust and Seasons Series Trust portfolios (Fund-of-Funds Component) and 10% to 30% of its assets in a portfolio of derivative instruments, fixed-income securities and short-term investments (Overlay Component).

The SA VCP Dynamic Strategy Portfolio seeks capital appreciation and current income while managing net equity exposure. Its strategy is to invest under normal conditions approximately 70% to 90% of its assets in certain Trust portfolios, Anchor Series Trust and Seasons Series Trust portfolios (Fund-to-Funds Component) and 10% to 30% of its assets in a portfolio of derivative instruments, fixed-income securities and short-term investments (Overlay Component).

The SA VCP Index Allocation Portfolio seeks capital appreciation and secondarily, income while managing portfolio volatility. Its strategy is to invest under normal circumstances approximately 80% of its assets in combination of other mutual funds (“Fund-of-Funds Component”) and 20% of its assets in a combination of equity index and fixed income futures, currency forwards and equity index put options (“Overlay Component”).

The SA WellsCap Aggressive Growth Portfolio seeks capital appreciation. Its strategy is to invest primarily in common and preferred stocks of U.S. companies.

Indemnifications: The Trust’s organizational documents provide current and former officers and trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust. In addition, pursuant to Indemnification Agreements between the Trust and each of the current (and certain former) trustees who is not an “interested person,” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), of the Trust (collectively, the “Disinterested Trustees”), the Trust provides the Disinterested Trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust, whether such liabilities are asserted during or after their service as trustees. In addition, in the normal course of business the Trust enters into contracts that contain the obligation to indemnify others. The Trust’s maximum exposure under these arrangements is unknown. Currently, however, the Trust expects the risk of loss to be remote.

Note 2.  Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be significant. The Portfolios are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies consistently followed by the Trust, in the preparation of its financial statements:

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Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Portfolios would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees (the “Board”), etc.)

Level 3 — Significant unobservable inputs (includes inputs that reflect the Portfolios’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of the Portfolios’ assets and liabilities classified in the fair value hierarchy as of July 31, 2020, is reported on a schedule at the end of each Portfolio’s Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Portfolios use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Portfolio’s shares, and the Portfolio may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but a Portfolio is open. For foreign equity securities and foreign equity futures contracts, the Portfolios use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures, and other debt securities are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service and are generally categorized as Level 2. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Senior floating rate loans (“Loans”) are valued at the average of available bids in the market for such Loans, as provided by a Board-approved loan pricing service, and are generally categorized as Level 2.

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Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in registered investment companies are generally categorized as Level 1.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by a Board-approved pricing service, and are generally categorized as Level 1. Swap contracts traded on national securities exchanges are valued at the closing price of the exchange on which they are traded or if a closing price of the exchange is not available, the swap will be valued using a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Swap contracts traded in the over-the-counter (“OTC”) market are valued at a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Option contracts traded on national securities exchanges are valued at the mean of the last bid and ask price reported by a Board-approved pricing service as of the close of the exchange on which they are traded, and are generally categorized as Level 1. Option contracts traded in the over-the-counter (“OTC”) market are valued at the mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or OTC market, and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Portfolios, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Trust’s fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Derivative Instruments

Forward Foreign Currency Contracts:    During the period, the SA BlackRock VCP Global Multi Asset, SA Goldman Sachs Global Bond, SA Invesco VCP Equity-Income, SA Putnam International Growth and Income, SA Schroders VCP Global Allocation and SA T. Rowe Price VCP Balanced Portfolios used forward currency contracts to attempt to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. In addition, the SA BlackRock VCP Global Multi Asset, SA Goldman Sachs Global Bond, SA PIMCO VCP Tactical Balanced and SA Schroders VCP Global Allocation Portfolios also used forward currency contracts to enhance returns.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Portfolio as unrealized appreciation or depreciation. On the settlement date, a Portfolio records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to a Portfolio of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio’s loss will generally consist of the net amount of contractual payments that the Portfolio has not yet received though the Portfolio’s maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Statement of Assets and Liabilities. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.

Futures:    During the period, the SA Federated Hermes Corporate Bond and SA Goldman Sachs Global Bond Portfolios used futures contracts to manage duration and yield curve positioning. The SA Goldman Sachs Multi-Asset Insights Portfolio used equity index futures contracts to passively replicate exposure to global developed large cap equities, U.S. small cap equities and emerging market equities. In addition, the SA Goldman Sachs Multi-Asset Insights Portfolio used treasury futures to passively replicate exposure to U.S. Treasury bonds, U.S. investment grade credit and U.S. long duration corporate bonds. The SA JPMorgan MFS Core Bond Portfolio used futures contracts to increase or decrease exposure to bond markets, to manage duration and yield curve positioning, and hedge against changes in interest rates. The SA BlackRock VCP Global Multi Asset, SA JPMorgan Diversified Balanced, SA JPMorgan Emerging Markets, SA PIMCO VCP Tactical Balanced, SA Schroders

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VCP Global Allocation and SA T. Rowe Price VCP Balanced Portfolios used futures contracts to increase or decrease exposure to equity and bond markets and to hedge against changes in interest rates, and prices of bonds. The SA Emerging Markets Equity Index, SA International Index, SA Invesco VCP Equity-Income, SA Large Cap Growth Index, SA Large Cap Index, SA Large Cap Value Index, SA Mid Cap Index, SA Small Cap Index, SA VCP Dynamic Allocation, SA VCP Dynamic Strategy and SA VCP Index Allocation Portfolios used futures contracts to increase or decrease exposure to equity markets. The SA Legg Mason Tactical Opportunities Portfolio used futures contracts to increase or decrease exposure to equity and bond markets for tactical and risk management purposes. The SA T. Rowe Price Asset Allocation Growth Portfolio used futures contracts to manage duration and hedge against changes in interest rates. In addition, the SA Schroders VCP Global Allocation Portfolio used futures contracts to manage duration.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the “broker”). Subsequent payments are made or received by the Portfolio as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. Such receipts or payments are recorded in the Statements of Assets and Liabilities as variation margin for changes in the value of the contracts and as cash collateral for futures contracts for the changes in the value of the initial margin requirement. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The primary risk to a Portfolio of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security or securities. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While a Portfolio will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, the Portfolio may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Portfolio has insufficient cash to meet margin requirements, the Portfolio may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to a Portfolio since the futures contracts are generally exchange-traded.

Futures contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.

Options:    During the period, the SA BlackRock VCP Global Multi Asset, SA Invesco VCP Equity-Income, SA PIMCO VCP Tactical Balanced, SA Schroders VCP Global Allocation, SA T. Rowe Price VCP Balanced, SA VCP Dynamic Allocation, SA VCP Dynamic Strategy and SA VCP Index Allocation Portfolios used options contracts to seek protection against a decline in the value of a Portfolio’s securities or an increase in prices of securities that may be purchased or to generate income. The SA Goldman Sachs Global Bond Portfolio used options contracts to manage exposure to fluctuations in interest rates and to express active views to enhance returns.

An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Portfolio writes a call or a put option, it receives a premium which is equal to the current market value of the option written. The premiums on written options are recorded as a liability on the Statement of Assets and Liabilities. If a Portfolio purchases a call or a put option, it pays a premium which reflects the current market value of the option and which is included on the Portfolio’s Statement of Assets and Liabilities as an investment. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which a Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which a Portfolio has written is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which a Portfolio has written is exercised, the amount of the premium originally received reduces the cost of the security which the Portfolio purchased upon exercise of the option. Options may be traded on a national securities exchange or in the OTC market.

Risks to a Portfolio of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio’s loss will consist of the net amount of contractual payments that the Portfolio has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities, and for written options, may result in excess of the amounts shown on the statement of assets and liabilities. There is also the risk a Portfolio may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby.

Option contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.

Swap Contracts:    Certain Portfolios may enter into credit default, interest rate, equity and/or total return swap contracts. Swap contracts are privately negotiated in the OTC market and may be entered into as a bilateral contract or a centrally cleared contract (“centrally cleared swaps”). In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and a Portfolio faces the CCP through a broker. Upon entering into a centrally cleared

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swap, a Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Portfolio of Investments and cash deposited is recorded on the Statement of Assets and Liabilities as cash collateral for centrally cleared swap contracts. Unlike a bilateral swap contract, for centrally cleared swaps, a Portfolio has no credit exposure to the counterparty as the CCP stands between the Portfolio and the counterparty. Swaps are marked-to-market daily and the changes in value are recorded as an unrealized gain (loss). The daily change in valuation of swap contracts, if any, is recorded as unrealized appreciation (depreciation) on swap contracts. When the swap is terminated, a Portfolio will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolio’s basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid. Upfront payments and receipts on swap contracts are amortized on a daily basis. Net periodic payments made or received by a Portfolio are included as part of realized gain (loss).

Credit Default Swap Agreements:    During the period, the SA Goldman Sachs Global Bond, SA JPMorgan MFS Core Bond and SA T. Rowe Price VCP Balanced Portfolios used credit default swaps to manage credit risk and to express active credit views to enhance return. The SA Goldman Sachs Multi-Asset Insights Portfolio used credit default swaps to passively replicate exposure to U.S. investment grade credit and U.S. long duration corporate bonds. The SA PIMCO VCP Tactical Balanced Portfolio also used credit default swaps as a substitute for physical securities, to manage credit exposure and risk and to enhance returns.

Credit default swaps are generally contracts in which one party makes periodic fixed-rate payments or a one time premium payment (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified payment in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. If a Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. As a buyer of protection on credit default swaps, a Portfolio will make periodic payments, similar to an insurance premium and the seller of protection agrees to compensate the Portfolio for future potential losses as a result of a credit event on the reference bond or other asset. A Portfolio effectively transfers the credit event risk of the reference bond or asset from it to the seller of protection. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swaps on corporate issues or sovereign issues of an emerging market country are contracts in which the buyer of protection makes periodic fixed payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Portfolio may use credit default swaps on corporate issues or sovereign issues of an emerging market country to provide a measure of protection against defaults of the issuers (i.e., to reduce credit risk where the Portfolio owns or has exposure to the referenced obligation) or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swaps on asset-backed securities are contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging market country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Portfolio may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swaps on credit indices are generally contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These

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indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds which is less expensive than it would be to enter into many credit default swaps to achieve a similar effect. Credit-default swaps on indices are used for protecting investors owning bonds against default, and also to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swaps on corporate issues or sovereign issues of an emerging market country as of period end are reported on a schedule at the end of each Portfolio’s Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-based securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a Portfolio as a seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swaps outstanding at the end of the period, for which a Portfolio is the seller of protection, if any, are disclosed on a schedule following each Portfolio’s Portfolio of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swaps entered into by a Portfolio for the same referenced entity or entities.

Credit default swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.

Equity Swap Agreements:    During the period, the SA PIMCO VCP Tactical Balanced Portfolio used equity swaps to gain exposure to a security or market index and to enhance total return.

Equity swaps, a type of total return swaps, are contracts that are typically entered into for the purpose of investing in a security or index without owning or taking physical custody of securities. Total return swaps are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty.

The counterparty to an equity swap will typically be a bank, investment banking firm or broker/dealer. Equity swaps may be structured in different ways. The counterparty will generally agree to pay the Portfolio the amount, if any, by which the notional amount of the equity swap contract would have increased in value had it been invested in particular stocks (or an index of stocks), plus the dividends that would have been received on those stocks. In these cases, the Portfolio may agree to pay to the counterparty a floating rate of interest on the notional amount of the equity swap contract plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such stocks.

Therefore, the return to the Portfolio on any equity swap should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Portfolio on the notional amount. In other cases, the counterparty and the Portfolio may agree to pay the other the difference between the relative investment performances that would have been achieved if the notional amount of the equity swap contract had been invested in different stocks (or indices of stocks).

The Portfolio will generally enter into equity swaps only on a net basis, which means that the two payment streams are netted against each other, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of an equity swap contract or periodically during its term. Equity swaps normally do not involve the delivery of securities or other underlying assets.

Accordingly, the risk of loss with respect to equity swaps is normally limited to the net amount of payments that the Portfolio is contractually obligated to make. If the counterparty to an equity swap defaults, the Portfolio’s risk of loss consists of the net discounted amount of payments that the Portfolio is contractually entitled to receive, if any. In addition, the value of some components of an equity swap (such as the dividends on a common stock) may also be sensitive to changes in interest rates.

Equity swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.

Interest Rate Swap Agreements:    During the period, the SA Goldman Sachs Global Bond Portfolio used interest rate swap agreements, to manage exposure to fluctuations in interest rates and/or express inflation views to enhance returns. The SA PIMCO VCP Tactical Balanced Portfolio used interest rate swap agreements to manage exposure to fluctuations in interest rates and to enhance returns.

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Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Since interest rate swaps are individually negotiated, a Portfolio expects to achieve an acceptable degree of correlation between their respective portfolio investments and their interest rate positions. A Portfolio will enter into interest rate swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments.

Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Portfolio is contractually obligated to make. If the other party to an interest rate swap defaults, a Portfolio’s risk of loss consists of the net discounted amount of interest payments that the Portfolio is contractually entitled to receive, if any. The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

Interest rate swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.

Risks of Entering into Swap Agreements:    Risks to a Portfolio of entering into credit default swaps, equity swaps and interest rate swaps, include credit risk, market risk, counterparty risk, liquidity risk and documentation risk. By entering into swap agreements, a Portfolio may be exposed to risk of potential loss due to unfavorable changes in interest rates, the price of the underlying security or index, or the underlying referenced asset’s perceived or actual credit, that the counterparty may default on its obligation to perform or the possibility that there is no liquid market for these agreements. There is also the risk that the parties may disagree as to the meaning of contractual terms in the swap agreement. In addition, to the extent that a subadviser does not accurately analyze and predict the underlying economic factors influencing the value of the swap, a Portfolio may suffer a loss, which may be in excess of the amount reflected on the statement of assets and liabilities.

Master Agreements:    Certain Portfolios that hold derivative instruments and other financial instruments may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by a Portfolio and applicable counterparty. Collateral requirements are generally determined based on a Portfolio’s net position with each counterparty. Master Agreements may also include certain provisions that require a Portfolio to post additional collateral upon the occurrence of certain events, such as when a Portfolio’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Portfolio may also occur upon a decline in a Portfolio’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Portfolio’s counterparties to elect early termination could cause the Portfolio to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Portfolio’s financial statements. The Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

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The following tables represent the value of derivatives held as of July 31, 2020, by their primary underlying risk exposure and the respective location on the Statement of Assets and Liabilities and the effect of derivatives on the Statement of Operations for the six months ended July 31, 2020. For a detailed presentation of derivatives held as of July 31, 2020, please refer to the schedule at the end of each Portfolio’s Portfolio of Investments.

	Asset Derivatives				Liability Derivatives
	Futures Contracts(1)(8)	Swap Contracts(2)	Options Purchased(3)	Foreign Forward Exchange Contracts(4)	Futures Contracts(1)(8)	Swap Contracts(5)	Options Written(6)	Foreign Forward Exchange Contracts(7)
Portfolio	Interest Rate Contracts
SA BlackRock VCP Global Multi Asset	$—	$—	$—	$—	$35,964	$—	$—	$—
SA Federated Hermes Corporate Bond	—	—	—	—	12,813	—	—	—
SA Goldman Sachs Global Bond	26,897	1,398,619	—	—	21,794	1,612,454	717,298	—
SA Goldman Sachs Multi-Asset Insights	4,438	—	—	—	—	—	—	—
SA JPMorgan Diversified Balanced	17,732	—	—	—	7,921	—	—	—
SA JPMorgan MFS Core Bond	17,555	—	—	—	58,078	—	—	—
SA Legg Mason Tactical Opportunities	—	—	—	—	688	—	—	—
SA PIMCO VCP Tactical Balanced	86,853	178,771	—	—	77,280	—	—	—
SA Schroders VCP Global Allocation	2,078	—	—	—	95,374	—	—	—
SA T. Rowe Price Asset Allocation Growth	296	—	—	—	268	—	—	—
SA T. Rowe Price VCP Balanced	100,695	—	—	—	7,249	—	—	—
SA VCP Index Allocation	25,281	—	—	—	2,656	—	—	—

	Equity Contracts
SA BlackRock VCP Global Multi Asset	528,075	—	5,032,125	—	2,447,493	—	—	—
SA Emerging Markets Equity Index	—	—	—	—	82,005	—	—	—
SA Goldman Sachs Multi-Asset Insights	5,880	—	—	—	5,390	—	—	—
SA International Index	—	—	—	—	877,370	—	—	—
SA Invesco VCP Equity-Income	424,830	—	13,285,915	—	1,486,905	—	—	—
SA JPMorgan Diversified Balanced	158,393	—	—	—	433,042	—	—	—
SA Large Cap Growth Index	2,490	—	—	—	—	—	—	—
SA Large Cap Index	374,115	—	—	—	—	—	—	—
SA Large Cap Value Index	4,410	—	—	—	—	—	—	—
SA Legg Mason Tactical Opportunities	6,615	—	—	—	—	—	—	—
SA Mid Cap Index	—	—	—	—	88,900	—	—	—
SA PIMCO VCP Tactical Balanced	1,531,005	—	6,573,460	—	4,633,035	—	—	—
SA Schroders VCP Global Allocation	1,082,152	—	777,580	—	1,407,057	—	—	—
SA Small Cap Index	—	—	—	—	125,440	—	—	—
SA T. Rowe Price VCP Balanced	1,296,205	—	251,580	—	266,805	—	—	—
SA VCP Dynamic Allocation	—	—	93,290,636	—	1,396,500	—	—	—
SA VCP Dynamic Strategy	—	—	48,525,314	—	3,307,500	—	—	—
SA VCP Index Allocation	49,950	—	275,205	—	—	—	—	—

	Credit Contracts
SA Goldman Sachs Global Bond	—	41,665	—	—	—	381,533	—	—
SA Goldman Sachs Multi-Asset Insights	—	116,746	—	—	—	—	—	—
SA PIMCO VCP Tactical Balanced	—	—	—	—	—	221,620	—	—
SA T. Rowe Price VCP Balanced	—	9,333	—	—	—	—	—	—

	Foreign Exchange Contracts
SA BlackRock VCP Global Multi Asset	—	—	—	1,579,492	—	—	—	350,020
SA Goldman Sachs Global Bond	—	—	—	4,146,780	—	—	—	2,578,466
SA Invesco VCP Equity-Income	—	—	—	171,163	—	—	—	2,698,161
SA PIMCO VCP Tactical Balanced	—	—	—	45,633	—	—	—	444,434
SA Putnam International Growth and Income	—	—	—	1,858,131	—	—	—	1,349,333
SA Schroders VCP Global Allocation	—	—	—	1,947,752	—	—	—	690,450

Statement of Assets and Liabilities Location:

(1)	Variation margin on futures contracts
(2)	Unrealized appreciation on swap contracts
(3)	Investments at value (unaffiliated)
(4)	Unrealized appreciation on forward foreign currency contracts
(5)	Unrealized depreciation on swap contracts
(6)	Call and put options written, at value
(7)	Unrealized depreciation on forward foreign currency contracts
(8)	The variation margin on futures contracts is included in the cumulative appreciation (depreciation) as reported on each Portfolio’s

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Portfolio of Investments in the following amounts:

Portfolio	Cumulative Appreciation/ (Depreciation)	Portfolio	Cumulative Appreciation/ (Depreciation)
SA BlackRock VCP Global Multi Asset	$9,680,192	SA Large Cap Value Index	$43,563
SA Emerging Markets Equity Index	901,156	SA Legg Mason Tactical Opportunities	89,587
SA Federated Hermes Corporate Bond	2,648,448	SA Mid Cap Index	279,042
SA Goldman Sachs Global Bond	152,784	SA PIMCO VCP Tactical Balanced	20,108,255
SA Goldman Sachs Multi-Asset Insights	247,815	SA Schroders VCP Global Index Allocation	(2,157,176)
SA International Index	315,085	SA Small Cap Index	430,384
SA Invesco VCP Equity-Income	(5,858,769)	SA T. Rowe Price Asset Allocation Growth	23,825
SA JPMorgan Diversified Balanced	4,406,877	SA T. Rowe Price VCP Balanced	(2,403,177)
SA JPMorgan MFS Core Bond	1,065,959	SA VCP Dynamic Allocation	(2,644,760)
SA Large Cap Growth Index	29,042	SA VCP Dynamic Strategy	(33,042,127)
SA Large Cap Index	3,695,630	SA VCP Index Allocation	631,353

	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations
Portfolio	Futures Contracts(1)	Swap Contracts(2)	Written Options(3)	Purchased Options(4)	Foreign Forward Exchange Contracts(5)
	Interest Rate Contracts
SA BlackRock VCP Global Multi Asset	$(5,800,751)	$—	$—	$—	$—
SA Federated Hermes Corporate Bond	6,800,218	—	—	—	—
SA Goldman Sachs Global Bond	3,877,759	418,285	(247,391)	259,270	—
SA Goldman Sachs Multi-Asset Insights	710,021	—	—	—	—
SA JPMorgan Diversified Balanced	(689,398)	—	—	2,750	—
SA JPMorgan MFS Core Bond	2,270,230	—	—	—	—
SA Legg Mason Tactical Opportunities	(95,542)	—	—	—	—
SA PIMCO VCP Tactical Balanced	(17,883,501)	(5,023,248)	100,230	—	—
SA Schroders VCP Global Allocation	2,012,180	—	—	—	—
SA Small Cap Index	—	—	—	—	—
SA T. Rowe Price Asset Allocation Growth	125,507	—	—	—	—
SA T. Rowe Price VCP Balanced	(2,231,829)	—	—	—	—
SA VCP Index Allocation	(2,463,270)	—	—	—	—

	Equity Contracts
SA BlackRock VCP Global Multi Asset	(82,826,762)	—	—	23,277,394	—
SA Emerging Markets Equity Index	(134,068)	—	—	—	—
SA Goldman Sachs Global Bond	—	—	—	—	—
SA Goldman Sachs Multi-Asset Insights	60,912	—	—	—	—
SA International Index	3,438,512	—	—	—	—
SA Invesco VCP Equity-Income	(103,000,424)	—	—	27,126,661	—
SA JPMorgan Diversified Balanced	(3,362,131)	—	—	—	—
SA JPMorgan Emerging Markets	(4,302)	—	—	—	—
SA Large Cap Growth Index	(962,414)	—	—	—	—
SA Large Cap Index	7,850,450	—	—	—	—
SA Large Cap Value Index	(1,599,903)	—	—	—	—
SA Legg Mason Tactical Opportunities	(981,403)	—	—	—	—
SA Mid Cap Index	4,215,051	—	—	—	—
SA PIMCO VCP Tactical Balanced	(9,909,029)	(27,142,645)	39,471	12,737,644	—
SA Schroders VCP Global Allocation	(25,274,532)	—	—	10,602,878	—
SA Small Cap Index	(594,529)	—	—	—	—
SA T. Rowe Price VCP Balanced	(37,186,356)	—	—	—	—
SA VCP Dynamic Allocation	(403,080,895)	—	—	443,315,465	—
SA VCP Dynamic Strategy	(209,025,350)	—	—	227,846,292	—
SA VCP Index Allocation	(22,782,339)	—	—	20,733,768	—

	Credit Contracts
SA Goldman Sachs Global Bond	—	(574,219)	—	—	—
SA Goldman Sachs Multi-Asset Insights	—	(100,402)	—	—	—
SA JPMorgan MFS Core Bond	—	(3,616,088)	—	—	—
SA PIMCO VCP Tactical Balanced	—	(176,160)	—	—	—
SA Schroders VCP Global Allocation	—	51,638	—	—	—
SA Small Cap Index	—	—	—	—	—
SA T. Rowe Price VCP Balanced	—	(267,525)	—	—	—

587

	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations (continued)
Portfolio	Futures Contracts(1)	Swap Contracts(2)	Written Options(3)	Purchased Options(4)	Foreign Forward Exchange Contracts(5)
	Foreign Exchange Contracts
SA BlackRock VCP Global Multi Asset	$—	$—	$—	$—	$255,305
SA Goldman Sachs Global Bond	—	—	—	—	(1,080,787)
SA Goldman Sachs Multi-Asset Insights	—	—	—	—	—
SA Invesco VCP Equity-Income	—	—	—	—	(666,371)
SA PIMCO VCP Tactical Balanced	—	—	—	—	153,330
SA Putnam International Growth and Income	—	—	—	—	1,096,307
SA Schroders VCP Global Allocation	—	—	—	—	(4,102,222)

	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Portfolio	Futures Contracts(6)	Swap Contracts(7)	Written Options(8)	Purchased Options(9)	Foreign Forward Exchange Contracts(10)
	Interest Rate Contracts
SA BlackRock VCP Global Multi Asset	$1,852,885	$—	$—	$—	$—
SA Federated Hermes Corporate Bond	1,217,354	—	—	—	—
SA Goldman Sachs Global Bond	(722,912)	(120,491)	116,241	23,860	—
SA Goldman Sachs Multi-Asset Insights	(78,677)	—	—	—	—
SA JPMorgan Diversified Balanced	(42,014)	—	—	—	—
SA JPMorgan MFS Core Bond	609,105	—	—	—	—
SA Legg Mason Tactical Opportunities	(24,805)	—	—	—	—
SA PIMCO VCP Tactical Balanced	550,032	2,139,376	54,357	—	—
SA Schroders VCP Global Allocation	(1,799,174)	—	—	—	—
SA T. Rowe Price Asset Allocation Growth	6,385	—	—	—	—
SA T. Rowe Price VCP Balanced	3,368,346	—	—	—	—
SA VCP Dynamic Allocation	—	—	—	—	—
SA VCP Dynamic Strategy	—	—	—	—	—
SA VCP Index Allocation	1,263,054	—	—	—	—

	Equity Contracts
SA BlackRock VCP Global Multi Asset	8,912,100	—	—	(3,100,182)	—
SA Emerging Markets Equity Index	1,446,349	—	—	—	—
SA Goldman Sachs Multi-Asset Insights	188,630	—	—	—	—
SA International Index	1,212,833	—	—	—	—
SA Invesco VCP Equity-Income	(6,463,388)	—	—	330,145	—
SA JPMorgan Diversified Balanced	5,046,953	—	—	—	—
SA Large Cap Growth Index	32,857	—	—	—	—
SA Large Cap Index	2,411,581	—	—	—	—
SA Large Cap Value Index	(148,683)	—	—	—	—
SA Legg Mason Tactical Opportunities	113,520	—	—	—	—
SA Mid Cap Index	656,649	—	—	—	—
SA PIMCO VCP Tactical Balanced	10,237,490	(1,965,153)	43,610	—	—
SA Schroders VCP Global Allocation	(1,885,211)	—	—	38,665	—
SA Small Cap Index	635,191	—	—	—	—
SA T. Rowe Price VCP Balanced	(6,245,709)	—	—	(10,110,330)	—
SA VCP Dynamic Allocation	(27,958,150)	—	—	(49,163,381)	—
SA VCP Dynamic Strategy	(33,588,031)	—	—	(26,146,201)	—
SA VCP Index Allocation	(639,952)	—	—	(4,742,165)	—

	Credit Contracts
SA Goldman Sachs Global Bond	—	(114,554)	—	—	—
SA Goldman Sachs Multi-Asset Insights	—	87,969	—	—	—
SA PIMCO VCP Tactical Balanced	—	409,595	—	—	—
SA Schroders VCP Global Allocation	—	—	—	—	—
SA Small Cap Index	—	—	—	—	—
SA T. Rowe Price VCP Balanced	—	9,333	—	—	—
SA VCP Dynamic Allocation	—	—	—	—	—
SA VCP Dynamic Strategy	—	—	—	—	—

588

	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations (continued)
	Futures Contracts(6)	Swap Contracts(7)	Written Options(8)	Purchased Options(9)	Foreign Forward Exchange Contracts(10)
Portfolio	Foreign Exchange Contracts
SA BlackRock VCP Global Multi Asset	$—	$—	$—	$—	$1,351,425
SA Goldman Sachs Global Bond	—	—	—	—	2,405,019
SA Goldman Sachs Multi-Asset Insights	—	—	—	—	—
SA Invesco VCP Equity-Income	—	—	—	—	(1,861,795)
SA JPMorgan MFS Core Bond	—	—	—	—	—
SA PIMCO VCP Tactical Balanced	—	—	—	—	(342,529)
SA Putnam International Growth and Income	—	—	—	—	451,024
SA Schroders VCP Global Allocation	—	—	—	—	1,030,554
SA T. Rowe Price VCP Balanced	—	—	—	—	(47)
SA VCP Dynamic Allocation	—	—	—	—	—
SA VCP Dynamic Strategy	—	—	—	—	—

Statement of Operations Location:

(1)	Net realized gain (loss) on futures contracts
(2)	Net realized gain (loss) on swap contracts
(3)	Net realized gain (loss) on written options contracts
(4)	Net realized gain (loss) on investments
(5)	Net realized gain (loss) on forward contracts
(6)	Change in unrealized appreciation (depreciation) on futures contracts
(7)	Change in unrealized appreciation (depreciation) on swap contracts
(8)	Change in unrealized appreciation (depreciation) on written options contracts
(9)	Change in unrealized appreciation (depreciation) on investments
(10)	Change in unrealized appreciation (depreciation) on forward contracts

The following table represents the average monthly balances of derivatives held during the period ended July 31, 2020.

	Average Amount Outstanding During the Period
Portfolio	Futures Contracts(1)	Foreign Exchange Contracts(2)	Purchased Call Options Contracts(1)	Purchased Put Options Contracts(1)	Interest Rate Swap Contracts(2)	Credit Swap Contracts(2)	Total Return Swap Contracts(2)	Written Call Option Contracts(1)	Written Put Option Contracts(1)
SA BlackRock VCP Global Multi Asset	$388,706,474	$105,714,568	$—	$4,320,804	$—	$—	$—	$—	$—
SA Emerging Markets Equity Index	12,180,836	—	—	—	—	—	—	—	—
SA Federated Hermes Corporate Bond	77,594,557	—	—	—	—	—	—	—	—
SA Goldman Sachs Global Bond	114,859,455	389,724,845	51,704	457	306,247,196	61,925,108	—	630,746	70,167
SA Goldman Sachs Multi-Asset Insights	11,147,043	—	—	—	—	6,800,000	—	—	—
SA International Index	51,489,058	—	—	—	—	—	—	—	—
SA Invesco VCP Equity-Income	623,404,916	16,244,541	—	6,280,783	—	—	—	—	—
SA JPMorgan Diversified Balanced	126,461,675	—	—	—	—	—	—	—	—
SA JPMorgan MFS Core Bond	189,345,143	—	—	—	—	19,866,833	—	—	—
SA Large Cap Growth Index	4,597,510	—	—	—	—	—	—	—	—
SA Large Cap Index	106,101,539	—	—	—	—	—	—	—	—
SA Large Cap Value Index	3,840,939	—	—	—	—	—	—	—	—
SA Legg Mason Tactical Opportunities	2,247,072	—	—	—	—	—	—	—	—
SA Mid Cap Index	14,064,353	—	—	—	—	—	—	—	—
SA PIMCO VCP Tactical Balanced	731,506,204	29,420,750	—	7,484,522	77,042,070	45,000,000	51,442,732	58,973	12,674
SA Putnam International Growth and Income	—	88,481,876	—	—	—	—	—	—	—
SA Schroders VCP Global Allocation	612,138,535	76,612,446	—	653,728	—	—	—	—	—
SA Small Cap Index	12,044,198	—	—	—	—	—	—	—	—
SA T. Rowe Price Asset Allocation Growth	3,827,014	—	—	—	—	—	—	—	—
SA T. Rowe Price VCP Balanced	393,165,598	—	—	3,037,097	—	4,083,333	—	—	—
SA VCP Dynamic Allocation	813,645,667	—	—	140,122,774	—	—	—	—	—
SA VCP Dynamic Strategy	759,608,167	—	—	74,117,863	—	—	—	—	—
SA VCP Index Allocation	99,909,976	—	—	1,745,241	—	—	—	—	—

(1)	Amounts represent values in US dollars.
(2)	Amounts represent notional amounts in US dollars.

589

The following tables set forth the Portfolios’ derivative assets and liabilities by counterparty, net of amounts available for offset under Master Agreements and net of the related collateral pledged (received) as of July 31, 2020. The repurchase agreements held by the Portfolios as of July 31, 2020, are also subject to Master Agreements but are not included in the following tables. See the Portfolio of Investments and the Notes to the Financial Statements for more information about the Portfolios’ holdings in repurchase agreements.

	SA BlackRock VCP Global Multi Asset Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)				Net Derivative Assets (Liabilities)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total		Collateral Pledged/ (Received)(2)	Net Amount(3)
Barclays Bank PLC	$2	$—	$—	$2	$—	$—	$—	$—	$2	$—	$2
Citibank N.A.	—	—	—	—	14,858	—	—	14,858	(14,858)	—	(14,858)
Deutsche Bank AG	139	—	—	139	33,403	—	—	33,403	(33,264)	—	(33,264)
JPMorgan Chase Bank	100,460	—	—	100,460	51,218	—	—	51,218	49,242	—	49,242
Morgan Stanley and Co.	30,532	—	—	30,532	200,793	—	—	200,793	(170,261)	—	(170,261)
UBS AG	1,448,359	—	—	1,448,359	49,748	—	—	49,748	1,398,611	—	1,398,611

Total	$1,579,492	$—	$—	$1,579,492	$350,020	$—	$—	$350,020	$1,229,472	$—	$1,229,472

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	SA Goldman Sachs Global Bond Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)				Net Derivative Assets (Liabilities)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total		Collateral Pledged/ (Received)(2)	Net Amount(3)
Citibank N.A.	$—	$—	$—	$—	$—	$96,499	$140,707	$237,206	$(237,206)	$190,000	$(47,206)
Deutsche Bank AG	—	—	—	—	—	1,902	—	1,902	(1,902)	—	(1,902)
Deutsche Bank Securities Ltd. Japan	—	—	—	—	—	—	145,966	145,966	(145,966)	—	(145,966)
JPMorgan Chase Bank N.A.	—	—	—	—	—	634	—	634	(634)	—	(634)
Morgan Stanley & Co. International	—	28,126	—	28,126	—	93,330	231,349	324,679	(296,553)	296,553	—
Morgan Stanley & Co., Inc.	4,146,780	—	—	4,146,780	2,578,466	—	70,457	2,648,923	1,497,857	—	1,497,857
UBS AG	—	—	—	—	—	—	128,819	128,819	(128,819)	128,819	—

Total	$4,146,780	$28,126	$—	$4,174,906	$2,578,466	$192,365	$717,298	$3,488,129	$686,777	$615,372	$1,302,149

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	SA Invesco VCP Equity-Income Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)				Net Derivative Assets (Liabilities)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total		Collateral Pledged/ (Received)(2)	Net Amount(3)
State Street Bank and Trust Co.	$171,163	$—	$—	$171,163	2,698,161	$—	$—	$2,698,161	$(2,526,998)	$—	$(2,526,998)

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

590

	SA PIMCO VCP Tactical Balanced Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)				Net Derivative Assets (Liabilities)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total		Collateral Pledged/ (Received)(2)	Net Amount(3)
Bank of America N.A.	$38,613	$—	$—	$38,613	$—	$—	$—	$—	$38,613	$—	$38,613
Barclays Bank PLC	5,032	—	—	5,032	45,885	—	—	45,885	(40,853)	—	(40,853)
Citibank N.A.	—	—	—	—	398,549	—	—	398,549	(398,549)	286,000	(112,549)
Goldman Sachs Bank USA	1,988	—	—	1,988	—	—	—	—	1,988	—	1,988

Total	$45,633	$—	$—	$45,633	$444,434	$—	$—	$444,434	$(398,801)	$286,000	$(112,801)

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	SA Putnam International Growth and Income Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)				Net Derivative Assets (Liabilities)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total		Collateral Pledged/ (Received)(2)	Net Amount(3)
Bank of America N.A.	$113,825	$—	$—	$113,825	$29,946	$—	$—	$29,946	$83,879	$—	$83,879
Barclays Bank PLC	2,189	—	—	2,189	74,355	—	—	74,355	(72,166)	—	(72,166)
Citibank N.A.	190,623	—	—	190,623	103,474	—	—	103,474	87,149	—	87,149
Goldman Sachs International	39,091	—	—	39,091	27,642	—	—	27,642	11,449	—	11,449
HSBC Bank USA N.A.	317,690	—	—	317,690	52,182	—	—	52,182	265,508	—	265,508
JPMorgan Chase Bank N.A.	469,510	—	—	469,510	504,891	—	—	504,891	(35,381)	—	(35,381)
Morgan Stanley and Co. International PLC	—	—	—	—	151	—	—	151	(151)	—	(151)
NatWest Markets PLC	215,759	—	—	215,759	—	—	—	—	215,759	—	215,759
State Street Bank and Trust Co.	290,392	—	—	290,392	364,161	—	—	364,161	(73,769)	—	(73,769)
Toronto Dominion Bank	—	—	—	—	37,931	—	—	37,931	(37,931)	—	(37,931)
UBS AG	209,997	—	—	209,997	72,904	—	—	72,904	137,093	—	137,093
Westpac Banking Corp.	9,055	—	—	9,055	81,696	—	—	81,696	(72,641)	—	(72,641)

Total	$1,858,131	$—	$—	$1,858,131	$1,349,333	$—	$—	$1,349,333	$508,798	$—	$508,798

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	SA Schroders VCP Global Allocation Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)				Net Derivative Assets (Liabilities)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total		Collateral Pledged/ (Received)(2)	Net Amount(3)
Bank of America, N.A.	$—	$—	$—	$—	$17,223	$—	$—	$17,223	$(17,223)	$—	$(17,223)
Barclays Bank PLC	142,235	—	—	142,235	29,186	—	—	29,186	113,049	—	113,049
Citibank N.A.	84,300	—	—	84,300	167,264	—	—	167,264	(82,964)	—	(82,964)
Morgan Stanley and Co. International PLC	533,616	—	—	533,616	126,914	—	—	126,914	406,702	—	406,702
UBS AG	1,187,601	—	—	1,187,601	349,863	—	—	349,863	837,738	—	837,738

Total	$1,947,752	$—	$—	$1,947,752	$690,450	$—	$—	$690,450	$1,257,302	$—	$1,257,302

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

591

	SA VCP Dynamic Allocation Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)				Net Derivative Assets (Liabilities)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total		Collateral Pledged/ (Received)(2)	Net Amount(3)
CitiBank N.A.	$—	$—	$40,540,428	$40,540,428	$—	$—	$—	$—	$40,540,428	$(3,437,000)	$37,103,428
Goldman Sachs International	—	—	20,809,046	20,809,046	—	—	—	—	20,809,046	(20,809,046)	—
JPMorgan Chase Bank, N.A.	—	—	4,412,671	4,412,671	—	—	—	—	4,412,671	(4,412,671)	—
UBS AG	—	—	27,528,491	27,528,491	—	—	—	—	27,528,491	(10,883,000)	16,645,491

Total	$—	$—	$93,290,636	$93,290,636	$—	$—	$—	$—	$93,290,636	$(39,541,717)	$53,748,919

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	SA VCP Dynamic Strategy Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)				Net Derivative Assets (Liabilities)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total		Collateral Pledged/ (Received)(2)	Net Amount(3)
Citibank, N.A.	$—	$—	$20,756,191	$20,756,191	$—	$—	$—	$—	$20,756,191	$(2,735,000)	$18,021,191
Goldman Sachs International	—	—	10,616,860	10,616,860	—	—	—	—	10,616,860	(10,616,860)	—
JPMorgan Chase Bank N.A.	—	—	1,754,006	1,754,006	—	—	—	—	1,754,006	(1,754,006)	—
UBS AG	—	—	15,398,257	15,398,257	—	—	—	—	15,398,257	—	15,398,257

Total	$—	$—	$48,525,314	$48,525,314	$—	$—	$—	$—	$48,525,314	$(15,105,866)	$33,419,448

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

Structured Notes:    A credit linked note (“CLN”) is a type of hybrid instrument in which a special purpose entity issues a structured note (the “Note Issuer”) that is intended to replicate a corporate bond or a portfolio of corporate bonds. The purchaser of the CLN (the “Note Purchaser”) invests a par amount and receives a payment during the term of the CLN that equals a fixed- or floating-rate of interest equivalent to a high-rated funded asset (such as a bank certificate of deposit) plus an additional premium that relates to taking on the credit risk of an identified bond (the “Reference Bond”). Upon maturity of the CLN, the Note Purchaser will receive a payment equal to (i) the original par amount paid to the Note Issuer, if there is neither a designated event of default (an “Event of Default”) with respect to the Reference Bond nor a restructuring of the issuer of the Reference Bond (a “Restructuring Event”) or (ii) the value of the Reference Bond, if an Event of Default or a Restructuring Event has occurred. Depending upon the terms of the CLN, it is also possible that the Note Purchaser may be required to take physical delivery of the Reference Bond in the event of an Event of Default or a Restructuring Event.

Inflation-Indexed Bonds:    Certain Portfolios may purchase inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is adjusted periodically according to the rate of inflation. Two structures are common. The U.S. Treasury and certain other issuers use a structure that reflects inflation in the principal value of the bond. Other issuers pay out any inflation related accruals as part of a semiannual coupon. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates (i.e., stated interest rates) and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates (i.e., nominal interest rates minus inflation) might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. There can be no assurance, however, that the value of inflation-indexed bonds will be directly correlated to changes in nominal interest rates, and short-term increases in inflation may lead to a decline in their value. Coupon payments received from inflation-indexed bonds are recorded in the Statement of Operations as interest income. In addition, any increase or decrease in the principal amount of an inflation-indexed bond will be recorded in the Statement of Operations as an increase or decrease to interest income, even though principal is not paid until maturity.

Repurchase Agreements:    The Portfolios, along with other affiliated registered investment companies, pursuant to procedures adopted by the Board and applicable guidance from the Securities and Exchange Commission (“SEC”), may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint

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repurchase agreements, the Trust’s custodian takes possession of the collateral pledged for investments in such repurchase agreements (“repo” or collectively “repos”). The underlying collateral is valued daily on a mark to market basis, plus accrued interest to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by a Portfolio may be delayed or limited.

Reverse Repurchase Agreements:    Certain Portfolios may enter into reverse repurchase agreements with brokers, dealers, domestic and foreign banks or other financial institutions that have been determined by the Adviser or Subadviser to be creditworthy. In a reverse repurchase agreement, the Portfolio sells a security and agrees to repurchase it at a mutually agreed upon date and price, reflecting the interest rate effective for the term of the agreement. It may also be viewed as the borrowing of money by the Portfolio. The Portfolio’s investment of the proceeds of a reverse repurchase agreement is the speculative factor known as leverage. A Portfolio will enter into a reverse repurchase agreement only if the interest income from investment of the proceeds is expected to be greater than the interest expense of the transaction and the proceeds are invested for a period no longer than the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Portfolio to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. In order to minimize any risk involved, the Portfolio will segregate cash or other liquid securities in an amount at least equal to its purchase obligations under these agreements (including accrued interest). In the event that the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Portfolio’s repurchase obligation, and the Portfolio’s use of proceeds of the agreement may effectively be restricted pending such decision.

Stripped Mortgage-Backed Securities:    Stripped Mortgage-Backed Securities (“SMBS”) are multiple-class mortgage-backed securities. SMBS are often structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. SMBS have greater market volatility than other types of U.S. government securities in which a Portfolio invests. A common type of SMBS has one class receiving some of the interest and all or most of the principal (the “principal only” class) from the mortgage pool, while the other class will receive all or most of the interest (the “interest only” class). The yield to maturity on an interest only class is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments, including principal prepayments, on the underlying pool of mortgage assets, and a rapid rate of principal payment may have a material adverse effect on a Portfolio‘s yield.

Mortgage-Backed Dollar Rolls:    Certain Portfolios may enter into dollar rolls using “to be announced” (“TBA”) mortgage-backed securities (“TBA Rolls”). TBA Roll transactions involve the sale of mortgage or other asset backed securities with the commitment to purchase substantially similar securities on a specified future date. The Portfolios’ policy is to record the components of TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the transaction is entered into. TBA Roll transactions involve the risk that the market value of the securities held by a Portfolio may decline below the price of the securities that the Portfolio has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a TBA Roll transaction files bankruptcy or becomes insolvent, a Portfolio’s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Portfolio’s obligation to repurchase the securities. Mortgage-Backed Dollar Rolls outstanding at the end of the period, if any, are included in investments purchased/sold on an extended settlement basis in the Statement of Assets and Liabilities.

When-Issued Securities and Forward Commitments:    Certain Portfolios may purchase or sell when-issued securities, including TBA securities that have been authorized, but not yet issued in the market. In addition, a Portfolio may purchase or sell securities on a forward commitment basis. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The Portfolios may engage in when-issued or forward commitment transactions in order to secure what is considered to be an advantageous price and yield at the time of entering into the obligation. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a when-issued or forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Securities purchased or sold on a when-issued or forward commitment basis outstanding at the end of the period, if any, are included in investments purchased/sold on an extended settlement basis in the Statement of Assets and Liabilities.

Loans:    Certain Portfolios invests in senior loans which generally consist of direct debt obligations of companies (collectively, “Borrowers”), primarily U.S. companies and their affiliates, undertaken to finance the growth of the Borrower’s business internally and externally, or to finance a capital restructuring. Transactions in senior loans may settle on a delayed basis. Unsettled loans at the end of the period, if any, are included in investments purchased/sold on an extended settlement basis in the Statement of Assets and Liabilities.

Foreign Currency Translation:    The books and records of the Portfolios are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

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The Portfolios do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the period.

Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statements of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Portfolios’ books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rates.

Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders:    Security transactions are recorded on a trade date basis. Interest income is accrued daily from settlement date except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed after the ex-dividend date. Paydown gains and losses on mortgage and asset-backed securities are recorded as components of interest income on the Statement of Operations. For any fund of fund portfolios including the SA VCP Dynamic Allocation, SA VCP Dynamic Strategy and SA VCP Index Allocation Portfolios, distributions from income from the Underlying Portfolios, if any, are recorded to income on the ex-dividend date. Distributions from net realized capital gains from the underlying Portfolios, if any, are recorded to realized gains on the ex-dividend date.

Realized gains and losses on the sale of investments are calculated on the identified cost basis. Portfolios which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends, and capital gains from the sale of foreign securities at various rates. India, Thailand, and certain other countries’ tax regulations require that taxes be paid on capital gains realized by a Portfolio.

For financial statement purposes, the Portfolios amortize all premiums and accrete all discounts on fixed income securities.

Distributions received from Real Estate Investment Trust (“REIT”) investments are recharacterized based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The amount recharacterized as ordinary income is recorded as dividend income and the amount recharacterized as capital gain is recorded as realized gain in the Statement of Operations. The amount recharacterized as return of capital is recorded as a reduction to the cost of investments in the Statement of Assets and Liabilities. These recharacterizations are reflected in the accompanying financial statements.

Net investment income, expenses other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for current capital share activity of the respective class).

Expenses common to all Portfolios, not directly related to individual Portfolios are allocated among the Portfolios based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Portfolio as incurred on a specific identification basis. For any fund of fund portfolios including the SA VCP Dynamic Allocation, SA VCP Dynamic Strategy and SA VCP Index Allocation Portfolios, the expenses included in the accompanying financial statements reflect the expenses of any fund of fund portfolios including the SA VCP Dynamic Allocation, SA VCP Dynamic Strategy and SA VCP Index Allocation Portfolios and do not include indirect expenses borne by each Underlying Portfolio in connection with its investment in the Underlying Portfolio.

Dividends from net investment income and capital gain distributions, if any, are paid annually. The Portfolios record dividends and distributions to their shareholders on the ex-dividend date.

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by these reclassifications.

Each Portfolio is considered a separate entity for tax purposes and intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net capital gains on investments, to its shareholders. Each Portfolio also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.

The Portfolios recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed each Portfolio’s tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2016 — 2018 or expected to be taken in each Portfolio’s 2019 tax return. The Portfolios are not aware of any tax provisions for which it is reasonably

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possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Portfolios file U.S. federal and certain state income tax returns. With few exceptions, the Portfolios are no longer subject to U.S. federal and state tax examinations by tax authorities for tax returns ending before 2016.

Organization and Offering Costs:    Organization costs incurred in connection with the commencement of the SA Fidelity Institutional AM® International Growth and SA Franklin U.S. Equity Smart Beta Portfolios are expensed in the current period, while offering costs are reflected as “Deferred offering costs” in the Statement of Assets and Liabilities of the Portfolio, and amortized over 12-month period. As of July 31, 2020, the deferred offering costs for Fidelity Institutional AM® International Growth Portfolio were fully amortized.

LIBOR Risk.    A fund’s investments, payment obligations and financing terms may be based on floating rates, such as London Interbank Offer Rate (“LIBOR”), Euro Interbank Offered Rate and other similar types of reference rates (each, a “Reference Rate”). On July 27, 2017, the Chief Executive of the UK Financial Conduct Authority (“FCA”), which regulates LIBOR, announced that the FCA will no longer persuade nor require banks to submit rates for the calculation of LIBOR and certain other Reference Rates after 2021. Such announcement indicates that the continuation of LIBOR and other Reference Rates on the current basis cannot and will not be guaranteed after 2021. This announcement and any additional regulatory or market changes may have an adverse impact on a fund or its investments.

In advance of 2021, regulators and market participants will work together to identify or develop successor Reference Rates. Additionally, prior to 2021, it is expected that market participants will focus on the transition mechanisms by which the Reference Rates in existing contracts or instruments may be amended, whether through market wide protocols, fallback contractual provisions, bespoke negotiations or amendments or otherwise. Nonetheless, the termination of certain Reference Rates presents risks to a fund. At this time, it is not possible to completely identify or predict the effect of any such changes, any establishment of alternative Reference Rates or any other reforms to Reference Rates that may be enacted in the UK or elsewhere. The elimination of a Reference Rate or any other changes or reforms to the determination or supervision of Reference Rates could have an adverse impact on the market for or value of any securities or payments linked to those Reference Rates and other financial obligations held by a fund or on its overall financial condition or results of operations. In addition, any substitute Reference Rate and any pricing adjustments imposed by a regulator or by counterparties or otherwise may adversely affect a fund’s performance and/or NAV.

New Accounting Pronouncements:    In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13 “Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement”. The ASU eliminates, modifies, and adds disclosure requirements for fair value measurements and is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Adoption of the ASU had no material impact on the Portfolios.

Note 3.  Federal Income Taxes

The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, post October capital losses, investments in passive foreign investment companies, straddle loss deferrals, foreign taxes payable, contingent payment debt securities, inflation securities, late year ordinary losses, investments in partnerships, treatment of defaulted securities and derivative transactions.

	Distributable Earnings			Tax Distributions
	For the year ended January 31, 2020
Portfolio	Ordinary Income	Long-term Gains/Capital Loss Carryover	Unrealized Appreciation (Depreciation)*	Ordinary Income	Long-Term Capital Gains	Return of Capital
SA AB Growth	$15,054,168	$148,099,548	$332,456,508	$5,311,384	$93,380,576	$—
SA AB Small & Mid Cap Value	2,866,138	12,123,581	16,113,382	176,022	7,546,512	—
SA BlackRock VCP Global Multi Asset	12,396,372	5,876,420	35,774,629	28,464,145	7,748,871	—
SA Columbia Technology	2,145,795	9,023,072	25,533,278	811,737	7,765,490	—
SA DFA Ultra Short Bond	6,078,656	(6,188,129)	224,434	6,955,469	—	—
SA Dogs of Wall Street	24,623,063	31,949,978	13,995,144	21,674,702	9,653,072	—
SA Emerging Markets Equity Index	2,081,589	(4,512,641)	(2,054,326)	—	—	—
SA Federated Hermes Corporate Bond	52,865,366	14,638,517	94,169,844	66,890,139	—	—
SA Fidelity Institutional AM® International Growth	6,814,017	—	27,171,718	1,550,231	1,857	—
SA Fidelity Institutional AM® Real Estate	7,459,761	8,745,584	32,228,331	5,611,784	718,432	—
SA Fixed Income Index	12,064,735	1,306,593	31,611,958	1,011,444	—	—
SA Fixed Income Intermediate Index	6,484,014	(430,813)	11,624,859	581,322	—	—
SA Franklin Small Company Value	8,088,396	12,109,112	20,960,560	2,719,188	47,170,677	—
SA Franklin U. S. Equity Smart Beta	1,341,898	2,624	3,635,998	491,015	—	—
SA Global Index Allocation 60/40	—	214,243	2,330,104	753	94,978	—
SA Global Index Allocation 75/25	—	114,279	2,480,263	—	143,685	—
SA Global Index Allocation 90/10	—	—	9,130,720	—	880,171	375,207
SA Goldman Sachs Global Bond	1,663,332	(12,686,772)	20,410,935	—	—	—
SA Goldman Sachs Multi-Asset Insights	24,794	160,408	1,331,248	502,114	216,508	—
SA Index Allocation 60/40	—	1,084,923	10,754,688	—	953,524	—

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	Distributable Earnings			Tax Distributions
	For the year ended January 31, 2020
Portfolio	Ordinary Income	Long-term Gains/Capital Loss Carryover	Unrealized Appreciation (Depreciation)*	Ordinary Income	Long-Term Capital Gains	Return of Capital
SA Index Allocation 80/20	$—	$1,752,289	$22,928,507	$—	$2,086,973	$—
SA Index Allocation 90/10	—	4,152,874	60,843,526	—	6,194,256	—
SA International Index	11,788,993	(967,936)	32,483,092	495,552	—	—
SA Invesco Growth Opportunities	2,114,299	37,586,601	34,783,709	—	40,641,006	—
SA Invesco VCP Equity-Income	1,148,899	26,018,593	114,044,042	22,111,529	12,527,447	—
SA Janus Focused Growth	3,053,747	31,108,968	139,968,458	65,282	21,109,952	—
SA JPMorgan Diversified Balanced	8,553,128	4,254,452	15,434,155	5,743,015	14,643,884	—
SA JPMorgan Emerging Markets	3,523,120	(44,023,260)	27,137,912	6,274,080	—	—
SA JPMorgan Equity-Income	19,841,913	77,934,570	267,697,997	26,440,603	74,116,740	—
SA JPMorgan Global Equities	4,573,130	9,282,470	57,399,532	8,309,291	29,466,111	—
SA JPMorgan MFS Core Bond	46,060,010	(19,673,342)	90,747,427	54,615,552	—	—
SA JPMorgan Mid-Cap Growth	1,734,645	53,971,920	94,350,197	—	34,095,998	—
SA Large Cap Growth Index	3,090,153	6,625,663	50,842,838	122,881	53,510	—
SA Large Cap Index	44,834,730	31,355,963	924,188,989	1,190,986	5,840,162	—
SA Large Cap Value Index	25,108,240	4,949,610	10,393,883	174,304	99,784	—
SA Legg Mason BW Large Cap Value	24,348,068	81,259,423	204,295,804	27,403,397	117,599,457	—
SA Legg Mason Tactical Opportunities	200,028	83,642	3,600,913	819,410	—	—
SA MFS Blue Chip Growth	3,460,957	59,958,155	154,034,307	5,347,077	71,620,777	—
SA MFS Massachusetts Investors Trust	5,473,149	87,286,812	337,724,945	8,292,644	113,841,314	—
SA MFS Total Return	8,264,888	15,054,775	95,192,416	11,037,736	15,321,841	—
SA Mid Cap Index	3,442,566	2,765,320	18,275,807	—	504,753	—
SA Morgan Stanley International Equities	7,322,311	7,048,140	24,690,130	11,123,448	17,364,136	—
SA Oppenheimer Main Street Large Cap	5,363,707	28,066,939	75,446,749	6,907,522	43,907,396	—
SA PIMCO VCP Tactical Balanced	53,107,084	25,540,529	25,379,985	7,205,629	—	—
SA PineBridge High-Yield Bond	15,873,983	(19,865,904)	(1,564,933)	21,768,247	—	—
SA Putnam International Growth and Income	5,746,241	94,909	12,933,939	5,990,207	10,773,059	—
SA Schroders VCP Global Allocation	8,224,095	1,889,897	21,796,716	12,362,793	9,079,171	—
SA Small Cap Index	3,650,868	7,673,795	1,496,530	—	—	—
SA T.Rowe Price Asset Allocation Growth	909,321	1,173,628	19,520,078	2,025,178	1,320,772	—
SA T.Rowe Price VCP Balanced	28,019,055	10,248,211	164,198,093	66,477,283	3,555,243	—
SA Templeton Foreign Value	16,868,305	(4,266,476)	9,719,484	705,878	—	—
SA VCP Dynamic Allocation	245,451,685	498,478,909	763,805,287	240,502,011	201,448,006	—
SA VCP Dynamic Strategy	89,788,846	226,763,222	413,742,462	128,442,679	68,379,198	—
SA VCP Index Allocation	2,278,591	3,683,242	22,867,042	224,993	2,174,537	—
SA WellsCap Aggressive Growth	2,657,895	8,882,047	36,896,244	—	7,884,037	—

*	Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.

As of January 31, 2020, for Federal income tax purposes, the Portfolios indicated below have capital loss carryforwards, which are available to offset future capital gains, if any:

Portfolio	Unlimited
	ST	LT
SA AB Growth	$—	$—
SA AB Small & Mid Cap Value	—	—
SA BlackRock VCP Global Multi Asset	—	—
SA Columbia Technology	—	—
SA DFA Ultra Short Bond	439,369	5,748,760
SA Dogs of Wall Street	—	—
SA Emerging Markets Equity Index	1,343,990	3,168,651
SA Federated Hermes Corporate Bond	—	—
SA Fidelity Institutional AM® International Growth	—	—
SA Fidelity Institutional AM® Real Estate	—	—
SA Fixed Income Index	—	—
SA Fixed Income Intermediate Index	173,006	257,807
SA Franklin Small Company Value	—	—
SA Franklin U. S. Equity Smart Beta	—	—

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Portfolio	Unlimited
	ST	LT
SA Global Index Allocation 60/40	$—	$—
SA Global Index Allocation 75/25	—	—
SA Global Index Allocation 90/10	—	—
SA Goldman Sachs Global Bond	3,477,184	9,209,588
SA Goldman Sachs Multi-Asset Insights	—	—
SA Index Allocation 60/40	—	—
SA Index Allocation 80/20	—	—
SA Index Allocation 90/10	—	—
SA International Index	492,614	475,322
SA Invesco Growth Opportunities	—	—
SA Invesco VCP Equity-Income	—	—
SA Janus Focused Growth	—	—
SA JPMorgan Diversified Balanced	—	—
SA JPMorgan Emerging Markets	44,023,260	—
SA JPMorgan Equity-Income	—	—
SA JPMorgan Global Equities	—	—
SA JPMorgan MFS Core Bond	5,960,571	13,712,771
SA JPMorgan Mid-Cap Growth	—	—
SA Large Cap Growth Index	—	—
SA Large Cap Index	—	—
SA Large Cap Value Index	—	—
SA Legg Mason BW Large Cap Value	—	—
SA Legg Mason Tactical Opportunities	—	—
SA MFS Blue Chip Growth	—	—
SA MFS Massachusetts Investors Trust	—	—
SA MFS Total Return	—	—
SA Mid Cap Index	—	—
SA Morgan Stanley International Equities	—	—
SA Oppenheimer Main Street Large Cap	—	—
SA PIMCO VCP Tactical Balanced	—	—
SA PineBridge High-Yield Bond	2,027,869	17,838,035
SA Putnam International Growth and Income	—	—
SA Schroders VCP Global Allocation	—	—
SA Small Cap Index	—	—
SA T.Rowe Price Asset Allocation Growth	—	—
SA T.Rowe Price VCP Balanced	—	—
SA Templeton Foreign Value	3,100,995	1,165,481
SA VCP Dynamic Allocation	—	—
SA VCP Dynamic Strategy	—	—
SA VCP Index Allocation	—	—
SA WellsCap Aggressive Growth	—	—
The Portfolio’s indicated below, utilized capital loss carryforwards, which offset net realized taxable gains in the year ended January 31, 2020.

Under the current law, capital losses realized after October 31 and specified ordinary losses may be deferred and treated as occurring on the first day of the following year. For the fiscal year ended January 31, 2020, the Portfolios elected to defer late year ordinary losses and post October capital losses as follows:

Portfolio	Deferred Late Year Ordinary Loss	Deferred Post-October Short-Term Capital Loss	Deferred Post-October Long-Term Capital Loss
SA AB Growth	$—	$—	$—
SA AB Small & Mid Cap Value	—	—	—
SA BlackRock VCP Global Multi Asset	421,236	—	—
SA Columbia Technology	—	—	—
SA DFA Ultra Short Bond	—	—	—
SA Dogs of Wall Street	—	—	—
SA Emerging Markets Equity Index	—	—	—
SA Federated Hermes Corporate Bond	—	—	—
SA Fidelity Institutional AM® International Growth	—	—	3,408

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Portfolio	Deferred Late Year Ordinary Loss	Deferred Post-October Short-Term Capital Loss	Deferred Post-October Long-Term Capital Loss
SA Fidelity Institutional AM® Real Estate	$—	$—	$—
SA Fixed Income Index	—	—	—
SA Fixed Income Intermediate Index	—	—	—
SA Franklin Small Company Value	—	—	—
SA Franklin U. S. Equity Smart Beta	—	—	—
SA Global Index Allocation 60/40	20,307	—	—
SA Global Index Allocation 75/25	14,873	—	—
SA Global Index Allocation 90/10	56,378	—	—
SA Goldman Sachs Global Bond	—	—	—
SA Goldman Sachs Multi-Asset Insights	—	—	—
SA Index Allocation 60/40	194,690	—	—
SA Index Allocation 80/20	101,309	—	—
SA Index Allocation 90/10	—	—	—
SA International Index	—	—	—
SA Invesco Growth Opportunities	—	—	—
SA Invesco VCP Equity-Income	438,357	—	—
SA Janus Focused Growth	—	—	—
SA JPMorgan Diversified Balanced	—	—	—
SA JPMorgan Emerging Markets	—	—	—
SA JPMorgan Equity-Income	—	—	—
SA JPMorgan Global Equities	—	—	—
SA JPMorgan MFS Core Bond	—	—	—
SA JPMorgan Mid-Cap Growth	—	—	—
SA Large Cap Growth Index	—	—	—
SA Large Cap Index	—	—	—
SA Large Cap Value Index	—	—	—
SA Legg Mason BW Large Cap Value	—	—	—
SA Legg Mason Tactical Opportunities	—	—	—
SA MFS Blue Chip Growth	—	—	—
SA MFS Massachusetts Investors Trust	—	—	—
SA MFS Total Return	—	—	—
SA Mid Cap Index	—	—	—
SA Morgan Stanley International Equities	—	—	—
SA Oppenheimer Main Street Large Cap	—	—	—
SA PIMCO VCP Tactical Balanced	11,628,328	—	—
SA PineBridge High-Yield Bond	—	—	—
SA Putnam International Growth and Income	—	—	—
SA Schroders VCP Global Allocation	679,536	—	—
SA Small Cap Index	—	—	—
SA T.Rowe Price Asset Allocation Growth	2,031	—	—
SA T.Rowe Price VCP Balanced	578	—	—
SA Templeton Foreign Value	—	—	—
SA VCP Dynamic Allocation	—	—	—
SA VCP Dynamic Strategy	—	—	—
SA VCP Index Allocation	79,417	—	—
SA WellsCap Aggressive Growth	—	—	—

The amounts of aggregate unrealized gain (loss) and the cost of investment securities for Federal tax purposes, including short-term securities and repurchase agreements, were as follows:

Portfolio	Aggregate Unrealized Gain	Aggregate Unrealized Loss	Net Unrealized Gain/(Loss)	Cost of Investments
SA AB Growth	$557,773,195	$(7,851,069)	$549,922,126	$1,166,342,287
SA AB Small & Mid Cap Value	52,756,048	(65,427,178)	(12,671,130)	474,234,576
SA BlackRock VCP Global Multi Asset	80,275,720	(14,805,323)	65,470,397	708,659,622
SA Columbia Technology	36,153,063	(3,565,653)	32,587,410	77,287,308
SA DFA Ultra Short Bond	150,027	(34,570)	115,457	390,316,960
SA Dogs of Wall Street	32,499,888	(27,369,173)	5,130,715	358,498,833
SA Emerging Markets Equity Index	12,703,377	(11,122,550)	1,580,827	87,201,616

598

Portfolio	Aggregate Unrealized Gain	Aggregate Unrealized Loss	Net Unrealized Gain/(Loss)	Cost of Investments
SA Federated Hermes Corporate Bond	$144,170,749	$(22,305,899)	$121,864,850	$1,236,527,967
SA Fidelity Institutional AM International Growth	61,281,768	(2,716,867)	58,564,901	281,693,964
SA Fidelity Institutional AM Real Estate	43,239,360	(20,457,053)	22,782,307	249,454,640
SA Fixed Income Index	56,422,088	(559,624)	55,862,464	536,151,719
SA Fixed Income Intermediate Index	23,163,407	(18,559)	23,144,848	372,947,772
SA Franklin Small Company Value	29,628,299	(29,900,533)	(272,234)	293,601,663
SA Franklin U.S. Equity Smart Beta	13,824,411	(5,937,960)	7,886,451	132,230,557
SA Global Index Allocation 60/40	4,002,389	(208,919)	3,793,470	49,578,331
SA Global Index Allocation 75/25	3,257,862	(332,391)	2,925,471	43,525,133
SA Global Index Allocation 90/10	9,090,100	(817,925)	8,272,175	160,648,261
SA Goldman Sachs Global Bond	41,364,765	(6,792,752)	34,572,013	346,459,578
SA Goldman Sachs Multi-Asset Insights	3,435,624	(868,298)	2,567,326	33,075,166
SA Index Allocation 60/40	15,345,747	(398,621)	14,947,126	148,170,283
SA Index Allocation 80/20	27,873,023	(1,092,007)	26,781,016	272,406,217
SA Index Allocation 90/10	65,411,686	(2,789,342)	62,622,344	702,356,890
SA International Index	76,332,136	(75,238,106)	1,094,030	558,052,955
SA Invesco Growth Opportunities	79,569,524	(7,535,820)	72,033,704	219,005,987
SA Invesco VCP Equity-Income	151,839,272	(83,853,446)	67,985,826	1,334,151,437
SA Janus Focused Growth	189,819,941	(2,330,273)	187,489,668	294,861,559
SA JPMorgan Diversified Balanced	32,399,164	(12,002,891)	20,396,273	268,653,332
SA JPMorgan Emerging Markets	48,310,110	(12,372,127)	35,945,983	182,893,781
SA JPMorgan Equity-Income	224,095,386	(47,854,404)	176,240,982	826,504,441
SA JPMorgan Global Equities	73,363,513	(13,858,471)	59,505,042	285,075,427
SA JPMorgan MFS Core Bond	141,125,539	(12,088,661)	129,036,878	1,898,542,230
SA JPMorgan Mid-Cap Growth	117,251,336	(8,354,143)	108,897,193	330,469,254
SA Large Cap Growth Index	83,845,842	(6,315,301)	77,530,541	210,867,577
SA Large Cap Index	1,135,937,213	(154,991,725)	980,945,488	1,633,253,133
SA Large Cap Value Index	23,667,580	(37,318,438)	(13,650,858)	283,815,559
SA Legg Mason BW Large Cap Value	152,198,946	(61,515,056)	90,683,890	1,182,231,416
SA Legg Mason Tactical Opportunities	7,403,745	(3,630,985)	3,772,760	57,013,836
SA MFS Blue Chip Growth	203,177,085	(11,156,543)	192,020,542	494,963,728
SA MFS Massachusetts Investors Trust	352,120,195	(20,708,587)	331,411,608	657,843,095
SA MFS Total Return	85,378,967	(11,835,860)	73,543,107	428,672,357
SA Mid Cap Index	42,319,434	(47,327,353)	(5,007,919)	300,458,506
SA Morgan Stanley International Equities	72,131,128	(48,590,699)	23,540,429	414,383,308
SA Oppenheimer Main Street Large Cap	94,188,583	(14,455,216)	79,733,367	349,556,357
SA PIMCO VCP Tactical Balanced	69,675,425	(12,711,947)	56,963,478	1,722,915,753
SA PineBridge High-Yield Bond	13,256,423	(13,242,782)	13,641	296,763,352
SA Putnam International Growth and Income	28,781,098	(42,309,204)	(13,528,106)	248,793,375
SA Schroders VCP Global Allocation	40,034,546	(16,926,867)	23,107,679	562,699,057
SA Small Cap Index	32,338,825	(47,330,345)	(14,991,520)	238,336,529
SA T. Rowe Price Asset Allocation Growth	46,563,402	(12,370,442)	34,192,960	273,675,328
SA T. Rowe Price VCP Balanced	233,283,816	(68,955,996)	164,327,820	1,454,589,640
SA Templeton Foreign Value	72,273,689	(53,573,166)	18,700,523	648,957,437
SA VCP Dynamic Allocation	1,336,911,710	(264,317,469)	1,072,594,241	10,407,588,712
SA VCP Dynamic Strategy	625,116,351	(196,223,392)	428,892,959	5,488,525,782
SA VCP Index Allocation	33,843,449	(6,195,092)	27,648,357	396,137,616
SA WellsCap Aggressive Growth	62,997,921	(797,426)	62,200,495	98,270,031

Note 4.  Investment Advisory and Management Agreement, and Service Plan (12b-1 Plan)

The Trust, on behalf of each Portfolio, has entered into an Investment Advisory and Management Agreement, as amended, (the “Agreement”) with SAAMCo to handle the Trust’s day-to-day affairs. It is the responsibility of the Adviser and, for certain Portfolios pursuant to Subadvisory Agreements, the subadvisers, to make investment decisions for the Portfolios and to place the purchase and sale orders for the portfolio transactions. Such orders may be directed to any broker including, in the manner and to the extent permitted by applicable law, affiliates of the Adviser or subadviser. The Agreement provides that SAAMCo shall administer the Trust’s business affairs; furnish offices, necessary facilities and equipment; provide clerical, bookkeeping and administrative services; and permit any of its officers or employees to serve, without compensation, as trustees or officers of the Trust, if duly elected to such positions. There are no subadvisers for the SA Dogs of Wall Street, SA Emerging Markets Equity Index, SA Fixed Income Index, SA

599

Fixed Income Intermediate Index, SA Global Index Allocation 60/40, SA Global Index Allocation 75/25, SA Global Index Allocation 90/10, SA Index Allocation 60/40, SA Index Allocation 80/20, SA Index Allocation 90/10, SA Large Cap Growth Index, SA Large Cap Index, SA Large Cap Value Index, SA Mid Cap Index, SA International Index and SA Small Cap Index Portfolios, therefore, SAAMCo performs all investment advisory services for these Portfolios. The term “Assets,” as used in the following tables, means the average daily net assets of the Portfolios.

The Trust pays SAAMCo a monthly fee calculated daily at the following annual percentages of each Portfolio’s Assets:

Portfolio	Assets	Management Fees
SA AB Growth	$0-$50 million	0.700%
	> $50 million	0.650%
	> $150 million	0.600%
SA AB Small & Mid Cap Value	$0-$250 million	0.950%
	> $250 million	0.900%
SA BlackRock VCP Global Multi Asset(1)	$0-$500 million	0.860%
	> $500 million	0.840%
	> $3 billion	0.790%
SA Columbia Technology(2)	$0-$250 million	1.000%
	> $250 million	0.950%
	> $500 million	0.900%
SA DFA Ultra Short Bond	$0-$100 million	0.475%
	> $100 million	0.450%
	> $500 million	0.425%
	> $1 billion	0.400%
SA Dogs of Wall Street	> $0	0.600%
SA Emerging Markets Equity Index	$0-$2 billion	0.450%
	> $2 billion	0.400%
SA Federated Hermes Corporate Bond	$0-$50 million	0.700%
	> $50 million	0.600%
	> $150 million	0.550%
	> $250 million	0.500%
SA Fidelity Institutional AM® International Growth	$0-$100 million	0.78%
	> $100 million	0.76%
	> $200 million	0.75%
SA Fidelity Institutional AM® Real Estate	$0-$100 million	0.800%
	> $100 million	0.750%
	> $500 million	0.700%
SA Fixed Income Index	$0-$2 billion	0.300%
	> $2 billion	0.250%
SA Fixed Income Intermediate Index	$0-$2 billion	0.300%
	> $2 billion	0.250%
SA Franklin Small Company Value(3)	$0-$200 million	1.000%
	> $200 million	0.920%
	> $500 million	0.900%
SA Franklin U.S. Equity Smart Beta	$0-$100 million	0.500%
	> $100 million	0.480%
	> $250 million	0.460%
	> $500 million	0.440%
	> $750 million	0.430%
SA Global Index Allocation 60/40	> $0	0.100%

Portfolio	Assets	Management Fees
SA Global Index Allocation 75/25	> $0	0.100%
SA Global Index Allocation 90/10	> $0	0.100%
SA Goldman Sachs Global Bond	$0-$50 million	0.750%
	> $50 million	0.650%
	> $150 million	0.600%
	> $250 million	0.550%
SA Goldman Sachs Multi-Asset Insights	$0-$500 million	0.700%
	> $500 million	0.675%
	> $1 billion	0.665%
SA Index Allocation 60/40	> $0	0.100%
SA Index Allocation 80/20	> $0	0.100%
SA Index Allocation 90/10	> $0	0.100%
SA International Index	$0-$2 billion	0.400%
	> $2 billion	0.350%
SA Invesco Growth Opportunities	$0-$250 million	0.750%
	> $250 million	0.700%
	> $500 million	0.650%
SA Invesco VCP Equity-Income(4)	$0-$250 million	0.925%
	> $250 million	0.900%
	> $500 million	0.875%
	> $750 million	0.800%
SA Janus Focused Growth(5)	> $0	0.850%
SA JPMorgan Diversified Balanced(6)	$0-$50 million	0.700%
	> $50 million	0.650%
	> $150 million	0.600%
	> $300 million	0.550%
	> $500 million	0.500%
SA JPMorgan Emerging Markets(7)	$0-$100 million	1.150%
	> $100 million	1.100%
	> $200 million	1.050%
SA JPMorgan Equity-Income	$0-$50 million	0.700%
	> $50 million	0.650%
	> $150 million	0.600%
	> $300 million	0.550%
	> $500 million	0.500%
SA JPMorgan Global Equities	$0-$50 million	0.900%
	> $50 million	0.800%
	> $150 million	0.700%
	> $300 million	0.650%
SA JPMorgan MFS Core Bond(8)	> $0	0.600%

600

Portfolio	Assets	Management Fees
SA JPMorgan Mid-Cap Growth	$0-$100 million	0.800%
	> $100 million	0.750%
SA Large Cap Growth Index	$0-$2 billion	0.300%
	> $2 billion	0.250%
SA Large Cap Index(9)	$0-$2 billion	0.400%
	> $2 billion	0.320%
	> $3 billion	0.280%
SA Large Cap Value Index	$0-$2 billion	0.300%
	> $2 billion	0.250%
SA Legg Mason BW Large Cap Value(10)	$0-$100 million	0.800%
	> $100 million	0.750%
	> $500 million	0.700%
SA Legg Mason Tactical Opportunities	$0-$500 million	0.700%
	> $500 million	0.675%
	> $1 billion	0.650%
	> $2 billion	0.625%
SA MFS Blue Chip Growth	$0-$250 million	0.700%
	> $250 million	0.650%
	> $500 million	0.600%
SA MFS Massachusetts Investors Trust	$0-$600 million	0.700%
	> $600 million	0.650%
	> $1.5 billion	0.600%
SA MFS Total Return	$0-$50 million	0.700%
	> $50 million	0.650%
	> $500 million	0.625%
	> $750 million	0.595%
	> $1 billion	0.575%
SA Mid Cap Index	$0-$2 billion	0.300%
	> $2 billion	0.250%
SA Morgan Stanley International Equities	$0-$250 million	0.850%
	> $250 million	0.800%
	> $500 million	0.750%
SA Oppenheimer Main Street Large Cap	$0-$50 million	0.800%
	> $50 million	0.750%
	> $250 million	0.700%
SA PIMCO VCP Tactical Balanced	$0-$750 million	0.860%
	> $750 million	0.850%
	> $1.5 billion	0.820%
SA PineBridge High-Yield Bond	$0-$50 million	0.700%
	> $50 million	0.650%
	> $150 million	0.600%
	> $250 million	0.550%

Portfolio	Assets	Management Fees
SA Putnam International Growth and Income(11)	$0-$150 million	1.000%
	> $150 million	0.900%
	> $300 million	0.800%
SA Schroders VCP Global Allocation	$0-$250 million	0.850%
	> $250 million	0.830%
	> $500 million	0.790%
	> $1.5 billion	0.770%
SA Small Cap Index	$0-$2 billion	0.350%
	> $2 billion	0.300%
SA T. Rowe Price Asset Allocation Growth	$0-$400 million	0.700%
	> $400 million	0.685%
	> $900 million	0.660%
	> $1.9 billion	0.635%
SA T. Rowe Price VCP Balanced	< $200 million	0.850%
	Reset at $200 million	0.820%
	> $200 million	0.820%
	Reset at $500 million	0.800%
	> $500 million	0.800%
	Reset at $1 billion	0.770%
	> $1 billion	0.750%
	Reset at $2 billion	0.750%
	> $2 billion	0.750%
SA Templeton Foreign Value	$0-$50 million	1.025%
	> $50 million	0.865%
	> $200 million	0.775%
	> $500 million	0.750%
SA VCP Dynamic Allocation(12)(13)	$0-$1.5 billion	0.250%
	> $1.5 billion	0.220%
	> $3 billion	0.200%
SA VCP Dynamic Strategy(12)	$0-$1.5 billion	0.250%
	> $1.5 billion	0.220%
	> $3 billion	0.200%
SA VCP Index Allocation	$0-$500 million	0.200%
	> $500 million	0.175%
SA WellsCap Aggressive Growth	$0-$100 million	0.750%
	> $100 million	0.675%
	> $250 million	0.625%
	> $500 million	0.600%

601

(1)	The Adviser contractually agreed to waive its advisory fee under the Advisory Agreement with respect to the SA BlackRock VCP Global Multi-Asset Portfolio so that the advisory fee payable by the Portfolio is equal to 0.850% on the first $500 million of the Portfolio’s average daily net assets, 0.810% on the next $2.5 billion of the Portfolio’s average daily net assets, and 0.790% over $3 billion of the Portfolio’s average daily net assets.
(2)	The Advisor voluntarily agreed, until further notice, to waive 0.10% of the investment advisory fees for the SA Columbia Technology Portfolio.

(3)	The Advisor contractually agreed to waive 0.05% of the investment advisory fee for the SA Franklin Small Company Value Portfolio through April 30, 2021, and from year to year thereafter provided such continuance is agreed to by the Adviser and approved by a majority of the Independent Trustees.
(4)	The Advisor voluntarily agreed until further notice to waive 0.05% of the investment advisory fee for the SA Invesco VCP Equity- Income Portfolio.
(5)	The Advisor contractually agreed to waive its advisory fee with respect to the SA Janus Focused Growth Portfolio through April 30, 2021, and from year to year thereafter provided such continuance is agreed to by the Adviser and approved by a majority of the Independent Trustees, so that the advisory fee payable by the Portfolio to the Advisor under the agreement equals 0.75% of average daily net assets.
(6)	The Advisor has voluntarily agreed, until further notice, to waive a portion of its Advisory fee with respect to SA JPMorgan Diversified Balanced Portfolio in an amount equal to the amount of any Subadvisory fees voluntarily waived by the Portfolio’s Subadviser, J. P. Morgan Investment Management, Inc (“JPM”), in connection with the Portfolio’s investments in the JPM underlying Portfolios (the “JP Morgan Fee Waiver”). The JPMorgan Fee Waiver may be modified or terminated at any time by the Subadviser.
(7)	The Advisor is contractually obligated to waive its advisory fee with respect to the SA JPMorgan Emerging Markets Portfolio so that the advisory fee payable by the Portfolio to SAAMCo under the agreement equals 1.00% of average daily net assets.
(8)	The Advisor contractually agreed to waive 0.10% of the investment advisory fees for SA JPMorgan MFS Core Bond Portfolio through April 30, 2021, and from year to year thereafter provided such continuance is agreed to by the Adviser and approved by a majority of the Independent Trustees.
(9)	The Board approved an amendment to the Investment Advisory and Management Agreement between the Trust and SunAmerica to add breakpoints in the advisory fee rate for the SA Large Cap Index Portfolio as disclosed in the table. In addition, pursuant to a Second Amended and Restated Advisory Fee Waiver Agreement, effective through April 30, 2021, SunAmerica Asset Management, LLC, (“SunAmerica”) is contractually obligated to limit its total investment advisory fee to 0.26% on an annual basis with respect to the Portfolio. In addition, SunAmerica has voluntarily agreed through April 30, 2021 to waive its advisory fee under the Advisory Agreement with respect to the Portfolio so that the advisory fee payable by the Portfolio is equal to the Portfolio’s average daily net assets as follows: 0.26% on the first $2 billion, 0.18% on the next $1 billion, 0.14% over $3 billion.
(10)	The Advisor is contractually obligated to waive its advisory fee with respect to the SA Legg Mason BW Large Cap Value Portfolio so that the advisory fee payable by the Portfolio to SAAMCo under the agreement equals 0.67% of average daily net assets.
(11)	The Advisor voluntarily agreed, until further notice, to waive 0.05% of the investment advisory fees for the SA Putnam International Growth and Income Portfolio.
(12)	The Advisor has voluntarily agreed, until further notice, to waive a portion of its advisory fee, with respect to SA VCP Dynamic Allocation and SA VCP Dynamic Strategy Portfolios in an amount equal to the amount of any advisory fees voluntarily waived by the Portfolios’ Subadviser, AllianceBernstein L.P. (“AB”), in connection with the Portfolios’ investments in the AB Government Money Market Portfolio, a series of AB Fixed-Income Shares, Inc. managed by AB (the “AB Portfolio Waiver”). The AB Portfolio Waiver may be terminated at any time by the Advisor.
(13)	The Advisor voluntarily agreed through April 30, 2021 to waive its advisory fee under the Advisory Agreement with respect to the SA VCP Dynamic Allocation Portfolio so that the advisory fee payable by the Portfolio is equal to the portion of the Portfolio’s average daily net assets as follows: 0.25% on the first $1.5 billion, 0.22% on the next $1.5 billion, 0.20% on the next $5 billion, and 0.19% over $8 billion.

For the six months ended July 31, 2020, SAAMCo waived advisory fees as follows:

Portfolio	Amount
SA BlackRock VCP Global Multi Asset	$65,324
SA Columbia Technology	46,599
SA Franklin Small Company Value	68,319
SA Invesco VCP Equity-Income	360,219
SA Janus Focused Growth	213,989
SA JPMorgan Diversified Balanced	76,018
SA JPMorgan Emerging Markets	121,567
SA JPMorgan MFS Core Bond	942,368
SA Large Cap Index	1,686,066
SA Legg Mason BW Large Cap Value	331,826
SA Putnam International Growth and Income	54,732
SA VCP Dynamic Allocation	331,863
SA VCP Dynamic Strategy	74,301

The organizations described below act as subadvisers to the Trust and certain of its Portfolios pursuant to Subadvisory Agreements with SAAMCo. Under the Subadvisory Agreements, the subadvisers manage the investment and reinvestment of the assets of the respective Portfolios for which they are responsible.

602

Each of the subadvisers is independent of SAAMCo and discharges its responsibilities subject to the policies of the Trust’s Trustees and the oversight and supervision of SAAMCo, which pays the subadvisers’ fees.

Subadviser	Portfolio
AllianceBernstein L.P.	SA AB Growth SA AB Small & Mid Cap Value SA VCP Dynamic Allocation (Subadviser for a portion of the Portfolio) SA VCP Dynamic Strategy (Subadviser for a portion of the Portfolio)

BlackRock Investment, LLC	SA BlackRock VCP Global Multi Asset

Brandywine Global Investment Management, LLC	SA Legg Mason BW Large Cap Value

Columbia Management Investment Advisers, LLC	SA Columbia Technology

Dimensional Fund Advisers, L.P	SA DFA Ultra Short Bond

Federated Hermes Investment Management Company	SA Federated Hermes Corporate Bond

FIAM, LLC	SA Fidelity Institutional AM® International Growth SA Fidelity Institutional AM® Real Estate
Franklin Advisory Services, LLC	SA Franklin Small Company Value SA Franklin U.S. Equity Smart Beta

Goldman Sachs Asset Management International	SA Goldman Sachs Global Bond SA Goldman Sachs Multi-Asset Insights

Invesco Advisers, Inc. (“Invesco”)	SA Invesco Growth Opportunities SA Invesco VCP Equity-Income SA Oppenheimer Main Street Large Cap

Janus Capital Management, LLC	SA Janus Focused Growth

J.P. Morgan Investment Management Inc.

SA JPMorgan Diversified Balanced

SA JPMorgan Emerging Markets

SA JPMorgan Equity-Income

SA JPMorgan Global Equities

SA JPMorgan MFS Core Bond (Subadviser for a portion of the Portfolio)

SA JPMorgan Mid-Cap Growth

Massachusetts Financial Services Company (“MFS”)	SA JPMorgan MFS Core Bond (Subadviser for a portion of the Portfolio) SA MFS Blue Chip Growth SA MFS Massachusetts Investors Trust SA MFS Total Return

Morgan Stanley Investment Management, Inc.	SA Morgan Stanley International Equities

Pacific Investment Management Company, LLC (“PIMCO”)	SA PIMCO VCP Tactical Balanced

PineBridge Investments, LLC	SA PineBridge High-Yield Bond

Putnam Investment Management, LLC	SA Putnam International Growth and Income

QS Investors, LLC	SA Legg Mason Tactical Opportunities

Schroders Investment Management North America, Inc.	SA Schroders VCP Global Allocation

T. Rowe Price Associates, Inc.	SA T. Rowe Price Asset Allocation Growth
SA T. Rowe Price VCP Balanced
SA VCP Index Allocation (Subadviser for a portion of the Portfolio)

Templeton Investment Counsel, LLC	SA Templeton Foreign Value

Wells Capital Management Incorporated	SA WellsCap Aggressive Growth

The Adviser has contractually agreed to reimburse expenses, if necessary, to keep annual operating expenses at or below the following percentages of the following Portfolios’ average net assets through April 30, 2021. The contractual fee reimbursements may be modified

603

or terminated only with the approval of the Board of Trustees, including a majority of the Independent Trustees. For purposes of the waived fees and reimbursed expense calculations, annual Portfolio operating expenses shall not include extraordinary expenses (i.e., expenses that are unusual in nature and infrequent in occurrence such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Portfolio’s business.

Portfolio	Class 1	Class 3
SA BlackRock VCP Global Multi Asset	0.91%	1.16%
SA Emerging Markets Equity Index	0.58%	0.83%
SA Fidelity Institutional AM® International Growth	0.88%	1.13%
SA Fixed Income Index	0.34%	0.59%
SA Fixed Income Intermediate Index	0.34%	0.59%
SA Franklin U.S. Equity Smart Beta	0.70%	0.95%
SA Global Index Allocation 60/40	0.18%	0.43%
SA Global Index Allocation 75/25	0.18%	0.43%
SA Global Index Allocation 90/10	0.18%	0.43%
SA Goldman Sachs Multi-Asset Insights	0.81%	1.06%
SA Index Allocation 60/40	0.18%	0.43%
SA Index Allocation 80/20	0.18%	0.43%
SA Index Allocation 90/10	0.18%	0.43%
SA International Index	0.52%	0.77%
SA Invesco VCP Equity-Income	0.98%	1.23%
SA Large Cap Growth Index	0.35%	0.60%
SA Large Cap Value Index	0.35%	0.60%
SA Legg Mason Tactical Opportunities	0.81%	1.06%
SA Mid Cap Index	0.40%	0.65%
SA PIMCO VCP Tactical Balanced	0.91%	1.16%
SA Schroders VCP Global Allocation	0.90%	1.15%
SA Small Cap Index	0.45%	0.70%
SA T. Rowe Price Asset Allocation Growth	0.81%	1.06%
SA T. Rowe Price VCP Balanced	0.90%	1.15%
SA VCP Index Allocation	0.28%	0.53%

The Adviser also may voluntarily reimburse additional amounts to increase the investment return to a Portfolio’s investors. The Adviser may terminate all such voluntary waivers and/or reimbursements at any time. Waivers or reimbursements made by the Adviser with respect to a Portfolio, with the exception of management fee waivers, are subject to recoupment from that Portfolio within the following two years, provided that the Portfolio is able to effect such payment to the Adviser without exceeding the applicable expense limitations in effect at the time such waivers and/or reimbursements occurred.

For the six months ended July 31, 2020, pursuant to the contractual expense limitations referred to above, SAAMCo has agreed to reimburse expenses as follows:

Portfolio	Amount
SA BlackRock VCP Global Multi Asset	$174,358
SA Emerging Markets Equity Index	63,739
SA Fidelity Institutional AM International Growth	1,142
SA Fixed Income Index	59,794
SA Fixed Income Intermediate Index	48,260
SA Franklin U.S. Equity Smart Beta	—
SA Global Index Allocation 60/40	26,594
SA Global Index Allocation 75/25	28,949
SA Global Index Allocation 90/10	—
SA Goldman Sachs Multi-Asset Insights Allocation	44,200
SA Index Allocation 60/40	—
SA Index Allocation 80/20	—
SA Index Allocation 90/10	—
SA International Index	—
SA Invesco VCP Equity-Income	—
SA Large Cap Growth Index	45,968
SA Large Cap Value Index	48,789
SA Legg Mason Tactical Opportunities	52,119
SA Mid Cap Index	—
SA PIMCO VCP Tactical Balanced	—

604

Portfolio	Amount
SA Schroders VCP Global Allocation	$166,741
SA Small Cap Index	46,226
SA T. Rowe Price Asset Allocation Growth	29,272
SA T. Rowe Price VCP Balanced	—
SA VCP Index Allocation	—

For the six months ended July 31, 2020, the amounts repaid to the Adviser which are included in the Statement of Operations along with the remaining balance subject to recoupment are as follows:

	Amount Recouped	Balance Subject to Recoupment
Portfolio	July 31, 2020	January 31, 2021	January 31, 2022	July 31, 2022
SA BlackRock VCP Global Multi Asset	$—	$—	$—	$174,358
SA Emerging Markets Equity Index	34,980	98,630	223,136	63,739
SA Fidelity Institutional AM International Growth	31,445	—	64,184	1,142
SA Fixed Income Index	—	97,388	132,434	59,794
SA Fixed Income Intermediate Index	—	109,237	114,334	48,260
SA Franklin U.S. Equity Smart Beta	7,977	—	—	—
SA Global Index Allocation 60/40	—	49,546	67,104	26,594
SA Global Index Allocation 75/25	—	47,431	66,649	28,949
SA Global Index Allocation 90/10	9,430	30,552	14,143	—
SA Goldman Sachs Multi-Asset Insights Allocation	—	44,886	81,029	44,200
SA Index Allocation 60/40	7,136	11,342	15,226	—
SA Index Allocation 80/20	—	—	—	—
SA Index Allocation 90/10	—	—	—	—
SA International Index	—	—	—	—
SA Invesco VCP Equity-Income	—	—	—	—
SA Large Cap Growth Index	25,422	51,219	143,394	45,968
SA Large Cap Value Index	—	74,612	114,839	48,789
SA Legg Mason Tactical Opportunities	19,070	98,510	143,569	52,119
SA Mid Cap Index	—	—	—	—
SA PIMCO VCP Tactical Balanced	—	—	—	—
SA Schroders VCP Global Allocation	6,328	16,523	10,890	166,741
SA Small Cap Index	45,096	—	87,597	46,226
SA T. Rowe Price Asset Allocation Growth	89,454	119,423	250,828	29,272
SA T. Rowe Price VCP Balanced	—	—	—	—
SA VCP Index Allocation	40,613	—	—	—

The Trust has entered into a Master Transfer Agency and Service Agreement with VALIC Retirement Services Company (“VRSCO”), a wholly-owned subsidiary of VALIC, which is an affiliate of the Adviser. Under the agreement, VRSCO provides services, which include the issuance and redemption of shares, payment of dividends between the Trust and their “institutional” shareholders and certain shareholder reporting services including confirmation of transactions, statements of account and tax reporting. The Trust, and certain other mutual funds advised by SAAMCo pay VRSCO, on an annual basis, a fee in the aggregate amount of $150,000 for transfer agency services provided pursuant to the agreement. Accordingly, for the six months ended July 31, 2020, transfer agent fees were paid (see Statement of Operations) based on the aforementioned agreement.

Class 2 and Class 3 shares of each Portfolio are subject to Rule 12b-1 plans that provide for service fees payable at the annual rate of 0.15% and 0.25%, respectively, of the average daily net assets of Class 2 and Class 3 shares. The service fees will be used to compensate the Life Companies for expenditures made to financial intermediaries for providing services to contract holders who are the indirect beneficial owners of the Portfolios’ Class 2 and Class 3 shares. Accordingly, for the six months ended July 31, 2020, service fees were paid (see Statement of Operations) based on the aforementioned rates.

Note 5.  Expense Reductions

Through expense offset arrangements resulting from broker commission recapture, a portion of the expenses of certain Portfolios have been reduced. For the six months ended July 31, 2020, the amount of expense reductions received by each Portfolio used to offset non-affiliated expenses are reflected as “Fees paid indirectly” in the Statement of Operations.

605

Note 6.  Purchases and Sales of Investment Securities

The cost of purchases and proceeds from sales and maturities of long-term investments during the six months ended July 31, 2020 were as follows:

Portfolio	Purchases of portfolio securities (excluding U.S. government securities)	Sales of portfolio securities (excluding U.S. government securities)	Purchases of U.S. government securities	Sales of U.S. government securities
SA AB Growth	$249,223,084	$320,431,471	$—	$—
SA AB Small & Mid Cap Value	187,458,804	137,358,517	—	—
SA BlackRock VCP Global Multi Asset	397,857,737	414,053,605	61,292,519	103,694,853
SA Columbia Technology	25,546,077	18,599,637	—	—
SA DFA Ultra Short Bond	78,333,794	95,495,000	38,527,477	34,789,282
SA Dogs of Wall Street	141,128,005	120,836,776	—	—
SA Emerging Market Equity Index	19,533,724	12,451,069	—	—
SA Federated Hermes Corporate Bond	138,861,854	127,819,890	—	—
SA Fidelity Institutional AM® International Growth	236,982,558	229,988,888	—	—
SA Fidelity Institutional AM® Real Estate	96,685,768	75,441,614	—	—
SA Fixed Income Index	96,041,846	48,826,015	15,829,844	35,045,255
SA Fixed Income Intermediate Index	25,008,810	17,369,460	29,792,830	26,417,160
SA Franklin Small Company Value	95,823,615	89,666,160	—	—
SA Franklin U.S. Equity Smart Beta	34,335,902	21,814,156	—	—
SA Global Index Allocation 60/40	15,174,159	4,853,073	—	—
SA Global Index Allocation 75/25	9,434,647	3,966,489	—	—
SA Global Index Allocation 90/10	32,890,058	15,625,530	—	—
SA Goldman Sachs Global Bond	512,331,522	517,592,220	64,667,722	93,206,417
SA Goldman Sachs Multi-Asset Insights	18,957,963	17,491,683	—	—
SA Index Allocation 60/40	28,883,806	14,256,742	—	—
SA Index Allocation 80/20	45,372,325	19,853,191	—	—
SA Index Allocation 90/10	113,988,829	58,259,677	—	—
SA International Index	97,817,079	34,139,239	—	—
SA Invesco Growth Opportunities	117,992,518	152,818,218	—	—
SA Invesco VCP Equity-Income	386,318,567	291,818,849	652,572,302	751,245,771
SA Janus Focused Growth	124,650,356	127,899,819	—	—
SA JPMorgan Diversified Balanced	83,953,927	85,857,991	42,371,201	41,307,735
SA JPMorgan Emerging Markets	70,430,062	69,076,617	—	—
SA JPMorgan Equity-Income	184,768,505	143,065,968	—	—
SA JPMorgan Global Equities	133,229,667	139,450,919	—	—
SA JPMorgan MFS Core Bond	256,455,679	176,072,770	480,054,043	695,225,682
SA JPMorgan Mid-Cap Growth	171,524,661	214,681,203	—	—
SA Large Cap Growth Index	36,740,802	50,629,961	—	—
SA Large Cap Index	136,384,463	96,803,262	—	—
SA Large Cap Value Index	44,428,657	10,794,262	—	—
SA Legg Mason BW Large Cap Value	408,857,952	354,129,639	—	—
SA Legg Mason Tactical Opportunities	17,448,923	10,139,403	2,959,514	3,719,004
SA MFS Blue Chip Growth	228,403,952	336,272,979	—	—
SA MFS Massachusetts Investors Trust	142,100,501	170,179,870	—	—
SA MFS Total Return	110,454,409	87,638,875	19,184,707	56,263,700
SA Mid Cap Index	66,800,482	31,633,720	299,842	—
SA Morgan Stanley International Equities	69,677,681	67,405,276	—	—
SA Oppenheimer Main Street Large Cap	119,267,739	123,464,262	—	—
SA PIMCO VCP Tactical Balanced	35,469,106	34,335,716	3,476,122,517	3,498,421,841
SA PineBridge High Yield Bond	103,603,377	94,169,732	—	—
SA Putnam International Growth and Income	35,629,184	17,496,426	—	—
SA Schroders VCP Global Allocation	427,576,656	344,329,477	3,170,187	19,929,707
SA Small Cap Index	41,328,822	32,471,732	—	—
SA T. Rowe Price Asset Allocation Growth	97,126,694	46,177,327	15,888,944	17,903,878
SA T. Rowe Price VCP Balanced	465,782,120	475,845,349	154,055,814	213,310,498
SA Templeton Foreign Value	241,302,307	212,464,945	—	—
SA VCP Dynamic Allocation	594,779,942	948,693,224	627,269,356	693,401,705
SA VCP Dynamic Strategy	404,155,238	497,974,738	329,417,516	497,546,712
SA VCP Index Allocation	72,476,984	43,789,930	—	—
SA WellsCap Aggressive Growth	47,207,598	48,709,127	—	—

606

Note 7.  Capital Share Transactions

Transactions in capital shares of each class of each Portfolio were as follows:

	SA AB Growth Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2020 (unaudited)		For the year ended January 31, 2020		For the six months ended July 31, 2020 (unaudited)		For the year ended January 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	819,655	$37,699,140	138,884	$6,729,834	19,968	$961,050	17,949	$851,892

Reinvested dividends	—	—	1,406,212	67,020,072	—	—	101,862	4,806,869

Shares redeemed	(2,239,834)	(116,357,953)	(4,063,176)	(196,678,871)	(119,975)	(6,006,649)	(322,913)	(15,480,008)

Net increase (decrease)	(1,420,179)	$(78,658,813)	(2,518,080)	$(122,928,965)	(100,007)	$(5,045,599)	(203,102)	$(9,821,247)

	Class 3
	For the six months ended July 31, 2020 (unaudited)		For the year ended January 31, 2020
	Shares	Amount	Shares	Amount

Shares sold	188,043	$9,496,386	253,348	$11,785,780

Reinvested dividends	—	—	577,991	26,865,019

Shares redeemed	(828,193)	(40,922,327)	(1,643,033)	(76,796,365)

Net increase (decrease)	(640,150)	$(31,425,941)	(811,694)	$(38,145,566)

	SA AB Small & Mid Cap Value Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2020 (unaudited)		For the year ended January 31, 2020		For the six months ended July 31, 2020 (unaudited)		For the year ended January 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	2,730,717	$27,130,527	547,028	$7,734,776	18,408	$174,793	22,227	$313,762

Reinvested dividends	—	—	85,498	1,237,150	—	—	10,957	158,439

Shares redeemed	(425,046)	(4,717,628)	(669,361)	(9,481,022)	(38,236)	(426,253)	(126,073)	(1,789,961)

Net increase (decrease)	2,305,671	$22,412,899	(36,835)	$(509,096)	(19,828)	$(251,460)	(92,889)	$(1,317,760)

	Class 3
	For the six months ended July 31, 2020 (unaudited)		For the year ended January 31, 2020
	Shares	Amount	Shares	Amount

Shares sold	5,513,750	$51,413,671	912,129	$12,840,449

Reinvested dividends	—	—	441,826	6,326,945

Shares redeemed	(2,657,343)	(29,768,535)	(4,740,032)	(66,421,231)

Net increase (decrease)	2,856,407	$21,645,136	(3,386,077)	$(47,253,837)

	SA BlackRock VCP Global Multi Portfolio
	Class 1				Class 3
	For the six months ended July 31, 2020 (unaudited)		For the year ended January 31, 2020		For the six months ended July 31, 2020 (unaudited)		For the year ended January 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	54	$706	98	$1,051	2,196,364	$24,032,238	3,869,564	$42,455,850

Reinvested dividends	—	—	575	6,378	—	—	3,258,009	36,206,638

Shares redeemed	(16)	(170)	(26)	(286)	(2,223,929)	(23,384,398)	(4,098,365)	(45,250,194)

Net increase (decrease)	38	$536	647	$7,143	(27,565)	$647,840	3,029,208	$33,412,294

607

	SA Columbia Technology Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2020 (unaudited)		For the year ended January 31, 2020		For the six months ended July 31, 2020 (unaudited)		For the year ended January 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	191,452	$1,304,079	171,075	$1,298,575	21,501	$149,380	33,636	$230,086

Reinvested dividends	—	—	199,029	1,476,800	—	—	71,056	507,343

Shares redeemed	(394,752)	(2,952,651)	(294,620)	(2,155,782)	(79,490)	(596,863)	(126,390)	(911,280)

Net increase (decrease)	(203,300)	$(1,648,572)	75,484	$619,593	(57,989)	$(447,483)	(21,698)	$(173,851)

	Class 3
	For the six months ended July 31, 2020 (unaudited)		For the year ended January 31, 2020
	Shares	Amount	Shares	Amount

Shares sold	2,056,562	$14,181,274	2,179,030	$15,038,239

Reinvested dividends	—	—	945,923	6,593,085

Shares redeemed	(1,102,213)	(7,961,668)	(2,217,184)	(15,271,782)

Net increase (decrease)	954,349	$6,219,606	907,769	$6,359,542

	SA DFA Ultra Short Bond Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2020 (unaudited)		For the year ended January 31, 2020		For the six months ended July 31, 2020 (unaudited)		For the year ended January 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	2,294,734	$24,481,430	2,527,687	$27,073,675	559,941	$5,894,049	492,245	$5,210,430

Reinvested dividends	—	—	306,359	3,253,533	—	—	25,493	267,428

Shares redeemed	(4,313,748)	(46,024,266)	(6,436,819)	(69,175,240)	(467,319)	(4,919,453)	(667,950)	(7,062,634)

Net increase (decrease)	(2,019,014)	$(21,542,836)	(3,602,773)	$(38,848,032)	92,622	$974,596	(150,212)	$(1,584,776)

	Class 3
	For the six months ended July 31, 2020 (unaudited)		For the year ended January 31, 2020
	Shares	Amount	Shares	Amount

Shares sold	7,638,389	$79,707,856	8,135,747	$85,406,358

Reinvested dividends	—	—	330,241	3,434,508

Shares redeemed	(4,424,772)	(46,189,358)	(7,903,701)	(82,882,256)

Net increase (decrease)	3,213,617	$33,518,498	562,287	$5,958,610

	SA Dogs of Wall Street Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2020 (unaudited)		For the year ended January 31, 2020		For the six months ended July 31, 2020 (unaudited)		For the year ended January 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	2,003,017	$22,040,458	126,204	$1,795,991	9,662	$113,466	19,315	$273,801

Reinvested dividends	—	—	1,169,101	16,355,728	—	—	37,221	519,983

Shares redeemed	(886,732)	(10,862,065)	(1,783,558)	(25,524,211)	(35,097)	(413,803)	(112,018)	(1,586,569)

Net increase (decrease)	1,116,285	$11,178,393	(488,253)	$(7,372,492)	(25,435)	$(300,337)	(55,482)	$(792,785)

	Class 3
	For the six months ended July 31, 2020 (unaudited)		For the year ended January 31, 2020
	Shares	Amount	Shares	Amount

Shares sold	1,488,805	$16,844,809	1,096,966	$15,466,133

Reinvested dividends	—	—	1,044,224	14,452,063

Shares redeemed	(864,131)	(10,400,197)	(1,538,386)	(21,568,928)

Net increase (decrease)	624,674	$6,444,612	602,804	$8,349,268

608

	SA Emerging Markets Equity Index Portfolio
	Class 1				Class 3
	For the six months ended July 31, 2020 (unaudited)		For the year ended January 31, 2020		For the six months ended July 31, 2020 (unaudited)		For the year ended January 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	704,558	$8,817,428	632,920	$8,898,208	111,167	$1,437,066	186,515	$2,614,458

Reinvested dividends	—	—	—	—	—	—	—	—

Shares redeemed	(435,923)	(5,564,149)	(796,087)	(11,064,081)	(24,169)	(321,302)	(19,010)	(266,830)

Net increase (decrease)	268,635	$3,253,279	(163,167)	$(2,165,873)	86,998	$1,115,764	167,505	$2,347,628

	SA Federated Hermes Corporate Bond Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2020 (unaudited)		For the year ended January 31, 2020		For the six months ended July 31, 2020 (unaudited)		For the year ended January 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	3,700,428	$50,483,058	658,182	$8,839,581	29,967	$404,128	76,419	$1,035,731

Reinvested dividends	—	—	1,921,675	25,558,277	—	—	67,962	903,899

Shares redeemed	(2,782,960)	(37,359,237)	(19,080,665)	(263,397,879)	(123,671)	(1,636,489)	(211,738)	(2,866,016)

Net increase (decrease)	917,468	$13,123,821	(16,500,808)	$(229,000,021)	(93,704)	$(1,232,361)	(67,357)	$(926,386)

	Class 3
	For the six months ended July 31, 2020 (unaudited)		For the year ended January 31, 2020
	Shares	Amount	Shares	Amount

Shares sold	2,359,713	$32,281,737	5,519,379	$73,780,780

Reinvested dividends	—	—	3,060,406	40,427,963

Shares redeemed	(5,414,614)	(69,698,846)	(6,309,949)	(84,433,236)

Net increase (decrease)	(3,054,901)	$(37,417,109)	2,269,836	$29,775,507

	SA Fidelity Institutional AM® International Growth Portfolio
	Class 1				Class 3
	For the six months ended July 31, 2020 (unaudited)		For the period May 1, 2019* to January 31, 2020		For the six months ended July 31, 2020 (unaudited)		For the period May 1, 2019* to January 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	2,148,546	$31,608,383	20,384,650	$304,531,472	44,930	$672,034	82,352	$1,289,384

Reinvested dividends	—	—	93,546	1,547,246	—	—	293	4,842

Shares redeemed	(1,591,263)	(25,378,024)	(1,645,283)	(26,025,043)	(3,023)	(46,400)	(1,893)	(30,237)

Net increase (decrease)	557,283	$6,230,359	18,832,913	$280,053,675	41,907	$625,634	80,752	$1,263,989

	SA Fidelity Institutional AM® Real Estate Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2020 (unaudited)		For the year ended January 31, 2020		For the six months ended July 31, 2020 (unaudited)		For the year ended January 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	2,167,962	$22,175,710	574,994	$8,108,109	11,889	$126,962	7,073	$93,771

Reinvested dividends	—	—	170,616	2,310,142	—	—	8,436	113,892

Shares redeemed	(519,473)	(6,223,761)	(953,022)	(13,007,621)	(24,517)	(305,280)	(63,797)	(865,031)

Net increase (decrease)	1,648,489	$15,951,949	(207,412)	$(2,589,370)	(12,628)	$(178,318)	(48,288)	$(657,368)

	Class 3
	For the six months ended July 31, 2020 (unaudited)		For the year ended January 31, 2020
	Shares	Amount	Shares	Amount

Shares sold	917,268	$10,328,152	928,554	$12,676,748

Reinvested dividends	—	—	291,506	3,906,182

Shares redeemed	(813,089)	(9,752,834)	(3,102,387)	(41,884,431)

Net increase (decrease)	104,179	$575,318	(1,882,327)	$(25,301,501)

*	Commencement of operations

609

	SA Fixed Income Index Portfolio
	Class 1				Class 3
	For the six months ended July 31, 2020 (unaudited)		For the year ended January 31, 2020		For the six months ended July 31, 2020 (unaudited)		For the year ended January 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	5,856,060	$66,100,971	14,284,047	$150,756,005	1,850,142	$20,816,546	1,830,006	$19,267,332

Reinvested dividends	—	—	91,183	972,918	—	—	3,618	38,526

Shares redeemed	(5,317,549)	(59,114,796)	(9,540,563)	(101,485,085)	(478,628)	(5,358,888)	(217,163)	(2,301,529)

Net increase (decrease)	538,511	$6,986,175	4,834,667	$50,243,838	1,371,514	$15,457,658	1,616,461	$17,004,329

	SA Fixed Income Intermediate Index Portfolio
	Class 1				Class 3
	For the six months ended July 31, 2020 (unaudited)		For the year ended January 31, 2020		For the six months ended July 31, 2020 (unaudited)		For the year ended January 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	4,462,433	$48,342,102	10,965,561	$112,612,415	1,590,167	$16,896,819	1,176,494	$12,010,330

Reinvested dividends	—	—	53,773	554,935	—	—	2,562	26,387

Shares redeemed	(5,104,336)	(54,005,282)	(5,195,163)	(53,482,460)	(532,384)	(5,665,325)	(183,783)	(1,858,695)

Net increase (decrease)	(641,903)	$(5,663,180)	5,824,171	$59,684,890	1,057,783	$11,231,494	995,273	$10,178,022

	SA Franklin Small Company Value Portfolio
	Class 1				Class 3
	For the six months ended July 31, 2020 (unaudited)		For the year ended January 31, 2020		For the six months ended July 31, 2020 (unaudited)		For the year ended January 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	709,487	$8,932,083	199,302	$4,017,394	1,745,127	$21,753,407	297,985	$5,805,882

Reinvested dividends	—	—	1,136,114	21,006,747	—	—	1,579,175	28,883,119

Shares redeemed	(605,933)	(9,322,927)	(807,625)	(15,814,703)	(1,087,741)	(16,274,971)	(1,800,086)	(34,908,020)

Net increase (decrease)	103,554	$(390,844)	527,791	$9,209,438	657,386	$5,478,436	77,074	$(219,019)

	SA Franklin U.S. Equity Smart Beta Portfolio
	Class 1				Class 3
	For the six months ended July 31, 2020 (unaudited)		For the period October 7, 2019* to January 31, 2020		For the six months ended July 31, 2020 (unaudited)		For the period October 7, 2019* to January 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	1,355,457	$18,671,269	8,309,365	$128,017,491	72,558	$1,016,427	19,922	$313,481

Reinvested dividends	—	—	30,506	490,227	—	—	49	788

Shares redeemed	(551,808)	(7,941,068)	(235,619)	(3,773,488)	(2,777)	(37,603)	(182)	(2,963)

Net increase (decrease)	803,649	$10,730,201	8,104,252	$124,734,230	69,781	$978,824	19,789	$311,306

	SA Global Index Allocation 60/40 Portfolio
	Class 1				Class 3
	For the six months ended July 31, 2020 (unaudited)		For the year ended January 31, 2020		For the six months ended July 31, 2020 (unaudited)		For the year ended January 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	—	$—	—	$—	764,306	$11,513,972	1,590,997	$24,375,078

Reinvested dividends	—	—	19	293	—	—	6,054	95,438

Shares redeemed	—	—	—	—	(74,411)	(1,107,705)	(146,232)	(2,266,557)

Net increase (decrease)	—	$—	19	$293	689,895	$10,406,267	1,450,819	$22,203,959

*	Commencement of operations

610

	SA Global Index Allocation 75/25 Portfolio
	Class 1				Class 3
	For the six months ended July 31, 2020 (unaudited)		For the year ended January 31, 2020		For the six months ended July 31, 2020 (unaudited)		For the year ended January 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	2,191	$31,572	2,976	$45,207	455,148	$6,702,519	1,166,505	$17,720,718

Reinvested dividends	—	—	39	609	—	—	9,136	143,076

Shares redeemed	(90)	(1,368)	(49)	(764)	(81,524)	(1,187,435)	(127,011)	(1,948,503)

Net increase (decrease)	2,101	$30,204	2,966	$45,052	373,624	$5,515,084	1,048,630	$15,915,291

	SA Global Index Allocation 90/10 Portfolio
	Class 1				Class 3
	For the six months ended July 31, 2020 (unaudited)		For the year ended January 31, 2020		For the six months ended July 31, 2020 (unaudited)		For the year ended January 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	104,060	$1,409,825	48,512	$711,304	1,454,397	$20,676,462	4,685,817	$70,391,654

Reinvested dividends	—	—	512	7,936	—	—	80,532	1,247,442

Shares redeemed	(1,127)	(16,098)	(7,687)	(122,914)	(316,306)	(4,500,289)	(325,587)	(4,896,381)

Net increase (decrease)	102,933	$1,393,727	41,337	$596,326	1,138,091	$16,176,173	4,440,762	$66,742,715

	SA Goldman Sachs Global Bond Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2020 (unaudited)		For the year ended January 31, 2020		For the six months ended July 31, 2020 (unaudited)		For the year ended January 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	62,571	$735,705	129,792	$1,436,224	10,670	$122,635	36,366	$398,420

Reinvested dividends	—	—	—	—	—	—	—	—

Shares redeemed	(1,273,010)	(14,070,806)	(2,371,971)	(26,567,903)	(44,465)	(506,790)	(96,299)	(1,053,178)

Net increase (decrease)	(1,210,439)	$(13,335,101)	(2,242,179)	$(25,131,679)	(33,795)	$(384,155)	(59,933)	$(654,758)

	Class 3
	For the six months ended July 31, 2020 (unaudited)		For the year ended January 31, 2020
	Shares	Amount	Shares	Amount

Shares sold	1,665,938	$18,981,297	3,179,507	$34,080,868

Reinvested dividends	—	—	—	—

Shares redeemed	(3,678,421)	(40,795,762)	(2,967,864)	(31,917,528)

Net increase (decrease)	(2,012,483)	$(21,814,465)	211,643	$2,163,340

	SA Goldman Sachs Multi-Asset Insights Portfolio
	Class 1				Class 3
	For the six months ended July 31, 2020 (unaudited)		For the year ended January 31, 2020		For the six months ended July 31, 2020 (unaudited)		For the year ended January 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	—	$—	9	$95	305,581	$3,015,437	999,405	$10,336,790

Reinvested dividends	—	—	270	2,878	—	—	67,312	715,744

Shares redeemed	(40)	(395)	(59)	(607)	(124,964)	(1,280,559)	(135,924)	(1,414,895)

Net increase (decrease)	(40)	$(395)	220	$2,366	180,617	$1,734,878	930,793	$9,637,639

	SA Index Allocation 60/40 Portfolio
	Class 1				Class 3
	For the six months ended July 31, 2020 (unaudited)		For the year ended January 31, 2020		For the six months ended July 31, 2020 (unaudited)		For the year ended January 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	82	$869	—	$—	1,620,371	$18,496,789	4,621,243	$52,376,597

Reinvested dividends	—	—	101	1,177	—	—	81,785	952,347

Shares redeemed	(117)	(1,386)	(99)	(1,111)	(325,535)	(3,576,413)	(457,111)	(5,267,221)

Net increase (decrease)	(35)	$(517)	2	$66	1,294,836	$14,920,376	4,245,917	$48,061,723

611

	SA Index Allocation 80/20 Portfolio
	Class 1				Class 3
	For the six months ended July 31, 2020 (unaudited)		For the year ended January 31, 2020		For the six months ended July 31, 2020 (unaudited)		For the year ended January 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	20,345	$239,459	46,114	$523,170	2,912,305	$32,645,042	6,666,505	$77,285,252

Reinvested dividends	—	—	1,184	14,144	—	—	173,459	2,072,829

Shares redeemed	(1,654)	(18,555)	(3,364)	(39,160)	(592,521)	(6,838,023)	(624,607)	(7,187,195)

Net increase (decrease)	18,691	$220,904	43,934	$498,154	2,319,784	$25,807,019	6,215,357	$72,170,886

	SA Index Allocation 90/10 Portfolio
	Class 1				Class 3
	For the six months ended July 31, 2020 (unaudited)		For the year ended January 31, 2020		For the six months ended July 31, 2020 (unaudited)		For the year ended January 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	83,506	$995,138	54,603	$635,017	6,482,462	$72,504,348	15,402,291	$181,034,063

Reinvested dividends	—	—	2,046	24,753	—	—	509,455	6,169,503

Shares redeemed	(3,610)	(41,788)	(4,634)	(55,090)	(1,457,631)	(16,489,354)	(1,629,029)	(18,877,401)

Net increase (decrease)	79,896	$953,350	52,015	$604,680	5,024,831	$56,014,994	14,282,717	$168,326,165

	SA International Index Portfolio
	Class 1				Class 3
	For the six months ended July 31, 2020 (unaudited)		For the year ended January 31, 2020		For the six months ended July 31, 2020 (unaudited)		For the year ended January 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	9,262,146	$89,489,659	11,121,794	$121,626,129	201,849	$2,006,155	391,939	$4,367,057

Reinvested dividends	—	—	43,208	492,572	—	—	262	2,980

Shares redeemed	(2,937,273)	(29,498,587)	(4,584,837)	(49,491,067)	(67,591)	(693,356)	(95,349)	(1,065,022)

Net increase (decrease)	6,324,873	$59,991,072	6,580,165	$72,627,634	134,258	$1,312,799	296,852	$3,305,015

	SA Invesco Growth Opportunities Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2020 (unaudited)		For the year ended January 31, 2020		For the six months ended July 31, 2020 (unaudited)		For the year ended January 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	866,229	$5,739,331	153,380	$1,413,774	10,671	$92,513	7,192	$61,930

Reinvested dividends	—	—	2,378,197	19,857,943	—	—	51,267	405,525

Shares redeemed	(2,904,301)	(24,900,185)	(2,287,418)	(21,463,733)	(25,829)	(206,080)	(51,155)	(457,738)

Net increase (decrease)	(2,038,072)	$(19,160,854)	244,159	$(192,016)	(15,158)	$(113,567)	7,304	$9,717

	Class 3
	For the six months ended July 31, 2020 (unaudited)		For the year ended January 31, 2020
	Shares	Amount	Shares	Amount

Shares sold	816,668	$5,239,733	763,913	$6,661,672

Reinvested dividends	—	—	2,663,730	20,377,538

Shares redeemed	(2,787,559)	(22,181,760)	(3,880,853)	(33,823,409)

Net increase (decrease)	(1,970,891)	$(16,942,027)	(453,210)	$(6,784,199)

	SA Invesco VCP Equity-Income Portfolio
	Class 1				Class 3
	For the six months ended July 31, 2020 (unaudited)		For the year ended January 31, 2020		For the six months ended July 31, 2020 (unaudited)		For the year ended January 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	3,966	$45,376	16,039	$206,149	10,283,037	$117,723,473	3,936,120	$50,018,670

Reinvested dividends	—	—	651	8,502	—	—	2,646,792	34,630,474

Shares redeemed	(166)	(1,941)	(9,599)	(126,661)	(4,395,044)	(51,919,333)	(8,133,443)	(104,086,896)

Net increase (decrease)	3,800	$43,435	7,091	$87,990	5,887,993	$65,804,140	(1,550,531)	$(19,437,752)

612

	SA Janus Focused Growth Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2020 (unaudited)		For the year ended January 31, 2020		For the six months ended July 31, 2020 (unaudited)		For the year ended January 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	2,054,212	$31,066,048	657,633	$10,518,826	3,960,422	$60,330	4,597	$69,166

Reinvested dividends	—	—	887,297	13,815,217	—	—	30,971	469,520

Shares redeemed	(1,909,722)	(32,638,476)	(2,279,007)	(36,070,852)	(34,580)	(561,720)	(122,204)	(1,850,835)

Net increase (decrease)	144,490	$(1,572,428)	(734,077)	$(11,736,809)	3,925,842	$(501,390)	(86,636)	$(1,312,149)

	Class 3
	For the six months ended July 31, 2020 (unaudited)		For the year ended January 31, 2020
	Shares	Amount	Shares	Amount

Shares sold	405,050	$6,426,722	556,852	$8,485,305

Reinvested dividends	—	—	463,695	6,890,498

Shares redeemed	(1,006,054)	(16,004,406)	(1,726,547)	(25,505,798)

Net increase (decrease)	(601,004)	$(9,577,684)	(706,000)	$(10,129,995)

	SA JPMorgan Diversified Balanced Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2020 (unaudited)		For the year ended January 31, 2020		For the six months ended July 31, 2020 (unaudited)		For the year ended January 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	109,627	$1,939,884	169,423	$3,234,496	67,472	$1,216,787	39,165	$747,834
Reinvested dividends	—	—	287,000	5,306,629	—	—	40,536	748,300
Shares redeemed	(310,081)	(5,515,876)	(565,569)	(10,797,237)	(41,704)	(744,233)	(142,292)	(2,729,874)

Net increase (decrease)	(200,454)	$(3,575,992)	(109,146)	$(2,256,112)	25,768	$472,554	(62,591)	$(1,233,740)

	Class 3
	For the six months ended July 31, 2020 (unaudited)		For the year ended January 31, 2020
	Shares	Amount	Shares	Amount

Shares sold	518,976	$9,248,398	1,132,698	$21,415,648

Reinvested dividends	—	—	780,608	14,331,970

Shares redeemed	(591,015)	(10,258,791)	(913,774)	(17,242,409)

Net increase (decrease)	(72,039)	$(1,010,393)	999,532	$18,505,209

	SA JPMorgan Emerging Markets Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2020 (unaudited)		For the year ended January 31, 2020		For the six months ended July 31, 2020 (unaudited)		For the year ended January 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	700,741	$4,723,721	450,705	$3,632,344	10,641	$79,160	12,912	$102,328
Reinvested dividends	—	—	326,322	2,617,103	—	—	10,851	86,699
Shares redeemed	(863,010)	(6,437,585)	(4,942,861)	(38,917,728)	(14,988)	(112,813)	(82,354)	(671,971)

Net increase (decrease)	(162,269)	$(1,713,864)	(4,165,834)	$(32,668,281)	(4,347)	$(33,653)	(58,591)	$(482,944)

	Class 3
	For the six months ended July 31, 2020 (unaudited)		For the year ended January 31, 2020
	Shares	Amount	Shares	Amount

Shares sold	1,311,063	$8,877,639	1,127,989	$8,944,578

Reinvested dividends	—	—	450,793	3,570,278

Shares redeemed	(1,027,626)	(7,566,573)	(2,731,451)	(21,902,202)

Net increase (decrease)	283,437	$1,311,066	(1,152,669)	$(9,387,346)

613

	SA JPMorgan Equity-Income Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2020 (unaudited)		For the year ended January 31, 2020		For the six months ended July 31, 2020 (unaudited)		For the year ended January 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	2,881,925	$78,497,366	196,762	$7,128,600	11,015	$338,382	14,429	$509,780
Reinvested dividends	—	—	2,238,404	78,097,918	—	—	26,228	914,302
Shares redeemed	(1,539,663)	(46,877,969)	(3,536,366)	(127,618,183)	(33,904)	(1,026,531)	(45,813)	(1,647,047)

Net increase (decrease)	1,342,262	$31,619,397	(1,101,200)	$(42,391,665)	(22,889)	$(688,149)	(5,156)	$(222,965)

	Class 3
	For the six months ended July 31, 2020 (unaudited)		For the year ended January 31, 2020
	Shares	Amount	Shares	Amount

Shares sold	796,799	$22,529,498	345,662	$12,403,953

Reinvested dividends	—	—	621,255	21,545,123

Shares redeemed	(235,095)	(7,106,065)	(854,549)	(30,556,086)

Net increase (decrease)	561,704	$15,423,433	112,368	$3,392,990

	SA JPMorgan Global Equities Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2020 (unaudited)		For the year ended January 31, 2020		For the six months ended July 31, 2020 (unaudited)		For the year ended January 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	500,874	$6,960,381	80,200	$1,537,749	2,994	$48,954	17,855	$327,080

Reinvested dividends	—	—	1,869,003	33,866,336	—	—	19,226	347,607

Shares redeemed	(1,296,918)	(21,160,435)	(6,679,888)	(126,665,170)	(26,340)	(378,127)	(41,233)	(783,858)

Net increase (decrease)	(796,044)	$(14,200,054)	(4,730,685)	$(91,261,085)	(23,346)	$(329,173)	(4,152)	$(109,171)

	Class 3
	For the six months ended July 31, 2020 (unaudited)		For the year ended January 31, 2020
	Shares	Amount	Shares	Amount

Shares sold	185,260	$2,775,936	220,775	$4,169,018

Reinvested dividends	—	—	198,410	3,561,459

Shares redeemed	(135,063)	(2,149,339)	(272,676)	(5,173,996)

Net increase (decrease)	50,197	$626,597	146,509	$2,556,481

	SA JPMorgan MFS Core Bond Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2020 (unaudited)		For the year ended January 31, 2020		For the six months ended July 31, 2020 (unaudited)		For the year ended January 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	6,655,858	$64,595,206	20,925,253	$195,965,336	116,030	$1,124,092	84,875	$771,341
Reinvested dividends	—	—	3,302,228	30,215,385	—	—	23,019	209,929
Shares redeemed	(15,633,635)	(144,230,496)	(14,806,935)	(136,722,541)	(108,533)	(1,027,624)	(168,822)	(1,545,441)

Net increase (decrease)	(8,977,777)	$(79,635,290)	9,420,546	$89,458,180	7,497	$96,468	(60,928)	$(564,171)

	Class 3
	For the six months ended July 31, 2020 (unaudited)		For the year ended January 31, 2020
	Shares	Amount	Shares	Amount

Shares sold	6,034,215	$57,703,148	11,807,985	$106,369,186

Reinvested dividends	—	—	2,670,004	24,190,238

Shares redeemed	(13,727,580)	(125,619,340)	(10,631,098)	(96,520,920)

Net increase (decrease)	(7,693,365)	$(67,916,193)	3,846,891	$34,038,504

614

	SA JPMorgan Mid-Cap Growth Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2020 (unaudited)		For the year ended January 31, 2020		For the six months ended July 31, 2020 (unaudited)		For the year ended January 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	206,944	$3,610,501	138,294	$2,713,354	14,153	$275,150	36,706	$678,372
Reinvested dividends	—	—	1,004,616	18,736,095	—	—	70,761	1,263,077
Shares redeemed	(1,881,963)	(39,709,310)	(1,656,666)	(32,191,177)	(66,517)	(1,208,237)	(172,148)	(3,194,517)

Net increase (decrease)	(1,675,019)	$(36,098,809)	(513,756)	$(10,741,728)	(52,364)	$(933,087)	(64,681)	$(1,253,068)

	Class 3
	For the six months ended July 31, 2020 (unaudited)		For the year ended January 31, 2020
	Shares	Amount	Shares	Amount

Shares sold	393,863	$7,278,800	889,144	$16,213,631

Reinvested dividends	—	—	812,029	14,096,826

Shares redeemed	(929,424)	(18,030,116)	(1,875,119)	(33,755,877)

Net increase (decrease)	(535,561)	$(10,751,316)	(173,946)	$(3,445,420)

	SA Large Cap Growth Index Portfolio
	Class 1				Class 3
	For the six months ended July 31, 2020 (unaudited)		For the year ended January 31, 2020		For the six months ended July 31, 2020 (unaudited)		For the year ended January 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	609,911	$9,872,957	815,008	$14,621,641	235,855	$4,341,009	348,599	$6,113,856

Reinvested dividends	—	—	9,772	174,243	—	—	121	2,148

Shares redeemed	(1,932,773)	(37,715,637)	(2,636,592)	(46,391,957)	(47,697)	(909,784)	(13,160)	(235,601)

Net increase (decrease)	(1,322,862)	$(27,842,680)	(1,811,812)	$(31,596,073)	188,158	$3,431,225	335,560	$5,880,403

	SA Large Cap Index Portfolio
	Class 1				Class 3
	For the six months ended July 31, 2020 (unaudited)		For the year ended January 31, 2020		For the six months ended July 31, 2020 (unaudited)		For the year ended January 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	10,619,522	$230,159,929	10,418,208	$248,154,303	280,326	$6,714,115	428,743	$10,310,530

Reinvested dividends	—	—	280,022	6,980,937	—	—	2,016	50,211
Shares redeemed	(10,013,014)	(240,584,073)	(10,180,534)	(245,727,041)	(69,172)	(1,669,178)	(133,944)	(3,216,867)

Net increase (decrease)	606,508	$(10,424,144)	517,696	$9,408,199	211,154	$5,044,937	296,815	$7,143,874

	SA Large Cap Value Index Portfolio
	Class 1				Class 3
	For the six months ended July 31, 2020 (unaudited)		For the year ended January 31, 2020		For the six months ended July 31, 2020 (unaudited)		For the year ended January 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	2,313,359	$31,756,691	1,951,525	$34,025,969	240,758	$3,588,533	304,577	$5,019,175

Reinvested dividends	—	—	15,572	270,335	—	—	216	3,753

Shares redeemed	(1,011,267)	(15,219,979)	(2,445,005)	(40,694,488)	(46,002)	(752,065)	(51,340)	(842,430)

Net increase (decrease)	1,302,092	$16,536,712	(477,908)	$(6,398,184)	194,756	$2,836,468	253,453	$4,180,498

	SA Legg Mason BW Large Cap Value Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2020 (unaudited)		For the year ended January 31, 2020		For the six months ended July 31, 2020 (unaudited)		For the year ended January 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	5,335,550	$79,995,377	2,193,436	$46,241,841	57,865	$959,304	43,327	$902,110
Reinvested dividends	—	—	4,471,560	90,459,667	—	—	226,202	4,578,320
Shares redeemed	(2,891,785)	(49,483,635)	(5,073,575)	(105,645,695)	(121,106)	(2,106,064)	(340,612)	(7,090,269)

Net increase (decrease)	2,443,765	$30,511,742	1,591,421	$31,055,813	(63,241)	$(1,146,760)	(71,083)	$(1,609,839)

615

	SA Legg Mason BW Large Cap Value Portfolio
	Class 3
	For the six months ended July 31, 2020 (unaudited)		For the year ended January 31, 2020
	Shares	Amount	Shares	Amount

Shares sold	2,126,792	$32,759,508	206,746	$4,282,745

Reinvested dividends	—	—	2,483,343	49,964,867

Shares redeemed	(1,272,998)	(21,904,904)	(4,099,267)	(84,844,570)

Net increase (decrease)	853,794	$10,854,604	(1,409,178)	$(30,596,958)

	SA Legg Mason Tactical Opportunities Portfolio
	Class 1				Class 3
	For the six months ended July 31, 2020 (unaudited)		For the year ended January 31, 2020		For the six months ended July 31, 2020 (unaudited)		For the year ended January 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	67	$700	64	$679	684,237	$6,864,347	1,634,910	$17,320,667
Reinvested dividends	—	—	229	2,529	—	—	73,992	816,881
Shares redeemed	(51)	(513)	(107)	(1,145)	(66,517)	(664,035)	(71,901)	(760,246)

Net increase (decrease)	16	$187	186	$2,063	617,720	$6,200,312	1,637,001	$17,377,302

	SA MFS Blue Chip Growth Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2020 (unaudited)		For the year ended January 31, 2020		For the six months ended July 31, 2020 (unaudited)		For the year ended January 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	190,471	$2,392,420	260,112	$3,512,613	7,275	$90,845	9,855	$130,327

Reinvested dividends	—	—	4,908,730	62,488,130	—	—	26,635	338,001

Shares redeemed	(7,316,732)	(102,569,918)	(7,239,366)	(97,696,268)	(24,082)	(337,728)	(58,623)	(783,343)

Net increase (decrease)	(7,126,261)	$(100,177,498)	(2,070,524)	$(31,695,525)	(16,807)	$(246,883)	(22,133)	$(315,015)

	Class 3
	For the six months ended July 31, 2020 (unaudited)		For the year ended January 31, 2020
	Shares	Amount	Shares	Amount

Shares sold	450,472	$6,017,333	489,398	$6,548,934

Reinvested dividends	—	—	1,123,250	14,141,723

Shares redeemed	(1,134,036)	(14,980,201)	(1,649,480)	(21,876,251)

Net increase (decrease)	(683,564)	$(8,962,868)	(36,832)	$(1,185,594)

	SA MFS Massachusetts Investors Trust Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2020 (unaudited)		For the year ended January 31, 2020		For the six months ended July 31, 2020 (unaudited)		For the year ended January 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	1,644,393	$30,034,543	29,733	$716,242	3,536	$73,006	1,501	$35,519
Reinvested dividends	—	—	3,432,161	78,047,340	—	—	42,376	964,893
Shares redeemed	(1,922,836)	(42,015,299)	(4,292,412)	(104,079,607)	(44,857)	(894,252)	(61,508)	(1,503,625)

Net increase (decrease)	(278,443)	$(11,980,756)	(830,518)	$(25,316,025)	(41,321)	$(821,246)	(17,631)	$(503,213)

	Class 3
	For the six months ended July 31, 2020 (unaudited)		For the year ended January 31, 2020
	Shares	Amount	Shares	Amount

Shares sold	689,339	$13,230,675	136,967	$3,341,166

Reinvested dividends	—	—	1,905,511	43,121,724

Shares redeemed	(1,210,231)	(26,690,177)	(2,998,480)	(72,321,511)

Net increase (decrease)	(520,892)	$(13,459,502)	(956,002)	$(25,858,621)

616

	SA MFS Total Return Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2020 (unaudited)		For the year ended January 31, 2020		For the six months ended July 31, 2020 (unaudited)		For the year ended January 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	90,738	$1,601,945	188,115	$3,564,545	24,797	$457,220	15,500	$292,156

Reinvested dividends	—	—	464,947	8,680,562	—	—	62,916	1,176,534

Shares redeemed	(527,916)	(9,557,161)	(1,292,249)	(24,408,774)	(92,455)	(1,723,194)	(239,429)	(4,510,494)

Net increase (decrease)	(437,178)	$(7,955,216)	(639,187)	$(12,163,667)	(67,658)	$(1,265,974)	(161,013)	$(3,041,804)

	Class 3
	For the six months ended July 31, 2020 (unaudited)		For the year ended January 31, 2020
	Shares	Amount	Shares	Amount

Shares sold	512,065	$9,174,513	1,215,844	$22,801,585

Reinvested dividends	—	—	885,801	16,502,481

Shares redeemed	(785,015)	(13,975,880)	(1,932,732)	(36,187,463)

Net increase (decrease)	(272,950)	$(4,801,367)	168,913	$3,116,603

	SA Mid Cap Index Portfolio
	Class 1				Class 3
	For the six months ended July 31, 2020 (unaudited)		For the year ended January 31, 2020		For the six months ended July 31, 2020 (unaudited)		For the year ended January 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	3,300,034	$30,365,150	4,641,979	$51,702,826	619,115	$5,841,888	683,452	$7,642,421

Reinvested dividends	—	—	42,768	490,126	—	—	1,280	14,627

Shares redeemed	(2,157,843)	(21,725,508)	(3,254,167)	(35,908,403)	(138,791)	(1,371,184)	(51,162)	(568,122)

Net increase (decrease)	1,142,191	$8,639,642	1,430,580	$16,284,549	480,324	$4,470,704	633,570	$7,088,926

	SA Morgan Stanley International Equities Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2020 (unaudited)		For the year ended January 31, 2020		For the six months ended July 31, 2020 (unaudited)		For the year ended January 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	2,591,661	$22,623,520	930,451	$9,606,091	11,214	$99,588	25,535	$259,073

Reinvested dividends	—	—	2,018,053	19,918,185	—	—	56,333	554,315

Shares redeemed	(2,129,343)	(19,147,872)	(5,087,596)	(51,004,553)	(53,957)	(489,301)	(134,529)	(1,350,225)

Net increase (decrease)	462,318	$3,475,648	(2,139,092)	$(21,480,277)	(42,743)	$(389,713)	(52,661)	$(536,837)

	Class 3
	For the six months ended July 31, 2020 (unaudited)		For the year ended January 31, 2020
	Shares	Amount	Shares	Amount

Shares sold	391,765	$3,271,173	589,089	$5,914,094

Reinvested dividends	—	—	816,200	8,015,083

Shares redeemed	(810,761)	(7,313,537)	(1,836,448)	(18,322,434)

Net increase (decrease)	(418,996)	$(4,042,364)	(431,159)	$(4,393,257)

	SA Oppenheimer Main Street Large Cap Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2020 (unaudited)		For the year ended January 31, 2020		For the six months ended July 31, 2020 (unaudited)		For the year ended January 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	1,155,641	$19,804,176	135,575	$3,109,740	3,154	$60,824	1,584	$36,375

Reinvested dividends	—	—	1,804,039	38,696,633	—	—	19,081	409,479

Shares redeemed	(1,238,766)	(25,905,293)	(2,077,691)	(47,417,873)	(6,388)	(132,190)	(42,127)	(959,823)

Net increase (decrease)	(83,124)	$(6,101,117)	(138,077)	$(5,611,500)	(3,234)	$(71,366)	(21,462)	$(513,969)

617

	SA Oppenheimer Main Street Large Cap Portfolio
	Class 3
	For the six months ended July 31, 2020 (unaudited)		For the year ended January 31, 2020
	Shares	Amount	Shares	Amount

Shares sold	300,026	$5,637,144	173,663	$3,993,982

Reinvested dividends	—	—	548,422	11,708,807

Shares redeemed	(288,843)	(5,985,758)	(703,997)	(15,974,686)

Net increase (decrease)	11,183	$(348,614)	18,088	$(271,897)

	SA PIMCO VCP Tactical Balanced Portfolio
	Class 1				Class 3
	For the six months ended July 31, 2020 (unaudited)		For the year ended January 31, 2020		For the six months ended July 31, 2020 (unaudited)		For the year ended January 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	—	$—	—	$—	660,439	$7,207,548	2,316,757	$24,132,026

Reinvested dividends	—	—	63	697	—	—	651,440	7,204,932

Shares redeemed	—	—	—	—	(6,353,870)	(67,608,383)	(10,265,527)	(108,515,794)

Net increase (decrease)	—	$—	63	$697	(5,693,431)	$(60,400,835)	(7,297,330)	$(77,178,836)

	SA PineBridge High-Yield Bond Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2020 (unaudited)		For the year ended January 31, 2020		For the six months ended July 31, 2020 (unaudited)		For the year ended January 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	6,374,929	$33,298,665	2,055,774	$11,610,501	24,712	$130,440	76,120	$423,026

Reinvested dividends	—	—	1,895,850	10,161,756	—	—	105,607	566,053

Shares redeemed	(3,730,813)	(19,450,329)	(11,797,329)	(67,141,318)	(167,070)	(882,444)	(256,946)	(1,443,257)

Net increase (decrease)	2,644,116	$13,848,336	(7,845,705)	$(45,369,061)	(142,358)	$(752,004)	(75,219)	$(454,178)

	Class 3
	For the six months ended July 31, 2020 (unaudited)		For the year ended January 31, 2020
	Shares	Amount	Shares	Amount

Shares sold	2,724,401	$14,341,131	4,385,629	$24,320,089

Reinvested dividends	—	—	2,075,270	11,040,438

Shares redeemed	(3,738,678)	(19,108,387)	(7,647,723)	(42,417,474)

Net increase (decrease)	(1,014,277)	$(4,767,256)	(1,186,824)	$(7,056,947)

	SA Putnam International Growth and Income Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2020 (unaudited)		For the year ended January 31, 2020		For the six months ended July 31, 2020 (unaudited)		For the year ended January 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	2,987,510	$22,266,875	1,044,207	$10,566,055	14,803	$120,398	13,550	$135,298

Reinvested dividends	—	—	974,918	9,515,197	—	—	30,841	302,860

Shares redeemed	(1,207,080)	(10,106,983)	(1,687,184)	(16,537,618)	(25,280)	(200,865)	(72,766)	(720,161)

Net increase (decrease)	1,780,430	$12,159,892	331,941	$3,543,634	(10,477)	$(80,467)	(28,375)	$(282,003)

	SA Putnam International Growth and Income Portfolio
	Class 3
	For the six months ended July 31, 2020 (unaudited)		For the year ended January 31, 2020
	Shares	Amount	Shares	Amount

Shares sold	988,625	$7,594,820	343,511	$3,354,642

Reinvested dividends	—	—	708,695	6,945,209

Shares redeemed	(714,859)	(6,056,775)	(1,951,504)	(19,178,308)

Net increase (decrease)	273,766	$1,538,045	(899,298)	$(8,878,457)

618

	SA Schroders VCP Global Allocation Portfolio
	Class 1				Class 3
	For the six months ended July 31, 2020 (unaudited)		For the year ended January 31, 2020		For the six months ended July 31, 2020 (unaudited)		For the year ended January 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	2,070	$21,436	8,124	$90,093	2,198,346	$22,870,150	2,299,826	$25,425,527

Reinvested dividends	—	—	920	10,465	—	—	1,883,129	21,431,499

Shares redeemed	(594)	(6,038)	(11,266)	(128,700)	(2,374,528)	(25,123,152)	(3,822,695)	(42,367,842)

Net increase (decrease)	1,476	$15,398	(2,222)	$(28,142)	(176,182)	$(2,253,002)	360,260	$4,489,184

	SA Small Cap Index Portfolio
	Class 1				Class 3
	For the six months ended July 31, 2020 (unaudited)		For the year ended January 31, 2020		For the six months ended July 31, 2020 (unaudited)		For the year ended January 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	2,781,850	$25,609,696	3,516,589	$39,326,572	422,345	$3,886,339	612,969	$6,787,156

Reinvested dividends	—	—	—	—	—	—	—	—

Shares redeemed	(2,017,358)	(19,220,674)	(5,736,817)	(62,258,612)	(79,939)	(776,974)	(66,394)	(737,516)

Net increase (decrease)	764,492	$6,389,022	(2,220,228)	$(22,932,040)	342,406	$3,109,365	546,575	$6,049,640

	SA T. Rowe Price Asset Allocation Growth Portfolio
	Class 1				Class 3
	For the six months ended July 31, 2020 (unaudited)		For the year ended January 31, 2020		For the six months ended July 31, 2020 (unaudited)		For the year ended January 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	4,521	$48,812	9,214	$101,408	5,456,894	$59,470,340	9,178,308	$102,397,071

Reinvested dividends	—	—	440	5,107	—	—	287,097	3,340,843

Shares redeemed	(891)	(10,120)	(613)	(6,832)	(520,932)	(5,831,846)	(433,964)	(4,765,654)

Net increase (decrease)	3,630	$38,692	9,041	$99,683	4,935,963	$53,638,495	9,031,441	$100,972,260

	SA T. Rowe Price VCP Balanced Portfolio
	Class 1				Class 3
	For the six months ended July 31, 2020 (unaudited)		For the year ended January 31, 2020		For the six months ended July 31, 2020 (unaudited)		For the year ended January 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	53	$587	1,200	$14,715	7,007,259	$77,295,775	8,559,496	$103,311,752

Reinvested dividends	—	—	779	9,626	—	—	5,656,131	70,022,900

Shares redeemed	(59)	(688)	(11,079)	(138,228)	(7,192,179)	(83,241,230)	(6,011,726)	(72,183,339)

Net increase (decrease)	(6)	$(101)	(9,100)	$(113,887)	(184,920)	$(5,945,455)	8,203,901	$101,151,313

	SA Templeton Foreign Value Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2020 (unaudited)		For the year ended January 31, 2020		For the six months ended July 31, 2020 (unaudited)		For the year ended January 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	2,459,922	$26,195,364	981,895	$13,235,112	24,805	$292,298	33,666	$479,274

Reinvested dividends	—	—	22,747	328,230	—	—	630	9,108

Shares redeemed	(1,308,086)	(15,872,298)	(2,375,470)	(33,154,462)	(36,200)	(444,359)	(115,407)	(1,614,602)

Net increase (decrease)	1,151,836	$10,323,066	(1,370,828)	$(19,591,120)	(11,395)	$(152,061)	(81,111)	$(1,126,220)

	Class 3
	For the six months ended July 31, 2020 (unaudited)		For the year ended January 31, 2020
	Shares	Amount	Shares	Amount

Shares sold	3,258,394	$37,273,523	2,458,444	$34,148,462

Reinvested dividends	—	—	25,575	368,540

Shares redeemed	(1,931,899)	(23,737,934)	(5,059,992)	(70,814,318)

Net increase (decrease)	1,326,495	$13,535,589	(2,575,973)	$(36,297,316)

619

	SA VCP Dynamic Allocation Portfolio
	Class 1				Class 3
	For the six months ended July 31, 2020 (unaudited)		For the year ended January 31, 2020		For the six months ended July 31, 2020 (unaudited)		For the year ended January 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	—	$—	6	$74	1,776,843	$23,188,767	5,943,704	$73,723,406

Reinvested dividends	—	—	645	8,165	—	—	34,936,115	441,941,852

Shares redeemed	(326)	(4,163)	(368)	(4,652)	(53,904,411)	(689,763,095)	(103,243,624)	(1,309,922,191)

Net increase (decrease)	(326)	$(4,163)	283	$3,587	(52,127,568)	$(666,574,328)	(62,363,805)	$(794,256,933)

	SA VCP Dynamic Strategy Portfolio
	Class 1				Class 3
	For the six months ended July 31, 2020 (unaudited)		For the year ended January 31, 2020		For the six months ended July 31, 2020 (unaudited)		For the year ended January 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	176	$2,241	79	$1,002	1,047,289	$13,751,090	4,295,017	$54,261,367

Reinvested dividends	—	—	539	6,913	—	—	15,316,340	196,814,965

Shares redeemed	(148)	(1,895)	(290)	(3,705)	(23,706,676)	(304,673,774)	(54,236,097)	(695,508,725)

Net increase (decrease)	28	$346	328	$4,210	(22,659,387)	$(290,922,684)	(34,624,740)	$(444,432,393)

	SA VCP Index Allocation Portfolio
	Class 1				Class 3
	For the six months ended July 31, 2020 (unaudited)		For the year ended January 31, 2020		For the six months ended July 31, 2020 (unaudited)		For the year ended January 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	—	$—	—	$—	6,400,143	$66,653,724	11,985,772	$127,318,367

Reinvested dividends	—	—	88	988	—	—	211,979	2,398,542

Shares redeemed	—	—	—	—	(2,949,520)	(29,807,248)	(882,459)	(9,449,252)

Net increase (decrease)	—	$—	88	$988	3,450,623	$36,846,476	11,315,292	$120,267,657

	SA WellsCap Aggressive Growth Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2020 (unaudited)		For the year ended January 31, 2020		For the six months ended July 31, 2020 (unaudited)		For the year ended January 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	363,235	$7,690,480	53,493	$1,246,543	2,607	$52,314	263	$5,922

Reinvested dividends	—	—	249,992	5,554,829	—	—	9,168	199,049

Shares redeemed	(484,166)	(11,460,946)	(458,763)	(10,568,196)	(9,262)	(208,568)	(24,194)	(548,270)

Net increase (decrease)	(120,931)	$(3,770,466)	(155,278)	$(3,766,824)	(6,655)	$(156,254)	(14,763)	$(343,299)

	SA WellsCap Aggressive Growth Portfolio
	Class 3
	For the six months ended July 31, 2020 (unaudited)		For the year ended January 31, 2020
	Shares	Amount	Shares	Amount

Shares sold	250,031	$5,437,019	440,676	$9,967,563

Reinvested dividends	—	—	99,960	2,130,159

Shares redeemed	(198,669)	(4,749,553)	(316,739)	(6,963,572)

Net increase (decrease)	51,362	$687,466	223,897	$5,134,150

Note 8.  Transactions with Affiliates

The following Portfolios incurred brokerage commissions with affiliated brokers for the six months ended July 31, 2020:

Portfolio	National Financial Services, LLC	Oppenheimer & Co., Inc.
SA Fidelity Institutional AMSM Real Estate	$8,176	$—
SA Invesco Growth Opportunities	—	666

620

As disclosed in the Portfolio of Investments, certain Portfolios owned shares of various SunAmerica Mutual Funds (SunAmerica Series Trust, Anchor Series Trust and Seasons Series Trust) and securities issued by American International Group, Inc. (“AIG”) or an affiliate thereof. For the six months ended July 31, 2020, transactions in these securities were as follows:

SA Global Index Allocation 60/40 Portfolio

Security	Income	Capital Gain Distribution Received	Value at January 31, 2020	Cost of Purchases	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at July 31, 2020
SunAmerica Series Trust
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	$—	$—	$1,070,093	$431,608	$143,461	$(22,144)	$94,485	$1,430,581
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	—	—	10,974,686	3,786,894	1,075,871	109,886	729,381	14,524,976
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	5,870,082	1,939,436	907,140	68,607	211,077	7,182,062
SunAmerica Series Trust SA International Index Portfolio, Class 1	—	—	10,743,638	4,673,809	974,308	(135,459)	(109,128)	14,198,552
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	—	—	10,182,947	3,180,204	1,381,652	24,090	548,732	12,554,321
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	—	—	2,052,131	618,334	209,045	(22,434)	(20,903)	2,418,083
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	—	—	718,714	543,874	161,596	(47,488)	9,722	1,063,226

	$—	$—	$41,612,291	$15,174,159	$4,853,073	$(24,942)	$1,463,366	$53,371,801

†	Includes reinvestments of distributions paid.

SA Global Index Allocation 75/25 Portfolio

Security	Income	Capital Gain Distribution Received	Value at January 31, 2020	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at July 31, 2020
SunAmerica Series Trust
SunAmerica Series Trust SA Emerging Market Equity Index Portfolio, Class 1	$—	$—	$1,629,709	$519,305	$64,019	$(5,568)	$152,333	$2,231,760
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	—	—	6,679,359	1,623,366	843,237	88,432	394,307	7,942,227
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	3,572,221	875,268	623,366	47,188	115,737	3,987,048
SunAmerica Series Trust SA International Index Portfolio, Class 1	—	—	12,528,472	3,338,897	681,750	(99,995)	(467,893)	14,617,731
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	—	—	12,246,729	2,079,588	1,412,399	(25,840)	374,440	13,262,518
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	—	—	2,405,383	457,656	205,480	(27,986)	(69,038)	2,560,535
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	—	—	1,511,149	540,567	136,238	(12,015)	(54,678)	1,848,785

	$—	$—	$40,573,022	$9,434,647	$3,966,489	$(35,784)	$445,208	$46,450,604

†	Includes reinvestments of distributions paid.

621

SA Global Index Allocation 90/10 Portfolio

Security	Income	Capital Gain Distribution Received	Value at January 31, 2020	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Value at July 31, 2020
SunAmerica Series Trust
SunAmerica Series Trust SA Emerging Market Equity Index Portfolio, Class 1	$—	$—	$6,677,106	$1,494,009	$443,366	$(98,965)	$452,014	$8,080,798
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	—	—	9,904,782	4,751,508	2,798,490	275,772	475,303	12,608,875
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	5,219,002	1,645,997	1,326,362	104,147	139,233	5,782,017
SunAmerica Series Trust SA International Index Portfolio, Class 1	—	—	59,017,581	11,988,227	1,680,974	(214,149)	(2,686,539)	66,424,146
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	—	—	52,826,146	8,341,456	7,049,493	(297,368)	1,234,506	55,055,247
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	—	—	12,136,772	2,285,718	1,247,155	(306,303)	(265,425)	12,603,607
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	—	—	7,603,074	2,383,143	1,079,690	(333,144)	(207,637)	8,365,746

	$—	$—	$153,384,463	$32,890,058	$15,625,530	$(870,010)	$(858,545)	$168,920,436

†	Includes reinvestment of distributions paid.

SA Index Allocation 60/40 Portfolio

Security	Income	Capital Gain Distribution Received	Value at January 31, 2020	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Value at July 31, 2020
SunAmerica Series Trust
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	$—	$—	$37,455,128	$7,312,656	$3,197,470	$299,767	$2,343,788	$44,213,869
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	20,301,133	3,549,768	2,885,863	217,833	677,375	21,860,246
SunAmerica Series Trust SA International Index Portfolio, Class 1	—	—	13,248,790	3,675,596	1,021,018	(136,161)	(525,011)	15,242,196
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	—	—	59,147,134	10,639,612	5,826,429	606,182	1,826,381	66,392,880
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	—	—	7,029,271	1,235,373	662,575	(51,998)	(215,373)	7,334,698
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	—	—	6,341,994	2,470,801	663,387	(161,167)	85,279	8,073,520

	$—	$—	$143,523,450	$28,883,806	$14,256,742	$774,456	$4,192,439	$163,117,409

†	Includes reinvestments of distributions paid.

SA Index Allocation 80/20 Portfolio

Security	Income	Capital Gain Distribution Received	Value at January 31, 2020	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at July 31, 2020
SunAmerica Series Trust
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	$—	$—	$34,914,657	$7,754,737	$3,799,351	$397,088	$2,121,639	$41,388,770
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	18,793,276	3,609,710	2,884,198	210,815	625,179	20,354,782
SunAmerica Series Trust SA International Index Portfolio, Class 1	—	—	38,031,211	8,132,607	1,630,886	(145,018)	(1,899,005)	42,488,909
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	—	—	138,657,062	16,713,736	8,246,807	1,197,375	3,622,550	151,943,916

622

SA Index Allocation 80/20 Portfolio (continued)

Security	Income	Capital Gain Distribution Received	Value at January 31, 2020	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at July 31, 2020
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	$—	$—	$26,262,930	$4,942,353	$2,255,875	$(130,697)	$(580,854)	$28,237,857
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	—	—	11,850,988	4,219,182	1,036,074	(224,097)	(37,000)	14,772,999

	$—	$—	$268,510,124	$45,372,325	$19,853,191	$1,305,466	$3,852,509	$299,187,233

†	Includes reinvestments of distributions paid.

SA Index Allocation 90/10 Portfolio

Security	Income	Capital Gain Distribution Received	Value at January 31, 2020	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at July 31, 2020
SunAmerica Series Trust
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	$—	$—	$45,132,190	$17,497,457	$9,175,747	$1,012,390	$2,370,043	$56,836,333
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	23,830,000	5,178,242	4,006,120	310,503	776,484	26,089,109
SunAmerica Series Trust SA International Index Portfolio, Class 1	—	—	127,974,093	28,176,898	4,380,902	(431,456)	(5,382,434)	145,956,199
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	—	—	405,222,259	43,389,773	31,834,239	2,589,581	6,998,853	426,366,227
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	—	—	68,974,781	10,515,366	5,038,103	(212,621)	(2,277,976)	71,961,447
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	—	—	34,589,878	9,231,093	3,824,566	(1,520,334)	(706,152)	37,769,919

	$—	$—	$705,723,201	$113,988,829	$58,259,677	$1,748,063	$1,778,818	$764,979,234

†	Includes reinvestments of distributions paid.

SA Large Cap Index Portfolio

Security	Income	Capital Gain Distributions Received	Value at January 31, 2020	Cost of Purchases	Proceeds of Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at July 31, 2020
American International Group, Inc. — Common Stock	$49,881	$—	$3,813,829	$105,827	$9,826	$(4,614)	$(1,344,108)	$2,561,108

SA Large Cap Value Index Portfolio

Security	Income	Capital Gain Distribution Received	Value at January 31, 2020	Cost of Purchases†	Proceeds of Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at July 31, 2020
American International Group, Inc.
Common Stock	$12,582	$—	$921,014	$59,648	$1,876	$(1,447)	$(304,488)	$672,851

SA VCP Dynamic Allocation Portfolio

Security	Income	Capital Gain Distribution Received	Value at January 31, 2020	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at July 31, 2020
SunAmerica Series Trust
SA AB Growth Portfolio, Class 1	$—	$—	$364,297,148	$13,091,282	$38,339,609	$1,138,547	$65,526,794	$405,714,162
SA DFA Ultra Short Bond Portfolio, Class 1	—	—	84,664,199	20,484	11,477,359	137,930	83,130	73,428,384
SA Emerging Markets Equity Index Portfolio, Class 1	—	—	38,721,104	5,011,401	2,780,966	(467,637)	2,005,899	42,489,801
SA Federated Hermes Corporate Bond Portfolio, Class 1	—	—	256,710,361	20,859,381	15,017,445	(130,656)	11,336,249	273,757,890

623

SA VCP Dynamic Allocation Portfolio (continued)

Security	Income	Capital Gain Distribution Received	Value at January 31, 2020	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at July 31, 2020
SA Fidelity Institutional AM Real Estate Portfolio, Class 1	$—	$—	$28,926,877	$18,311,400	$2,409,163	$(1,107,173)	$3,448,677	$47,170,618
SA Fidelity Institutional International Growth Portfolio, Class 1	—	—	215,188,295	14,551,332	12,699,821	397,265	12,442,405	229,879,476
SA Fixed Income Index Portfolio, Class 1	—	—	176,781,940	41,040	20,011,478	1,760,278	8,889,713	167,461,493
SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	130,829,069	12,534,199	15,342,898	834,727	4,595,813	133,450,910
SA Franklin Small Company Value Portfolio, Class 1	—	—	90,979,387	5,118,238	4,821,349	(3,370,348)	(6,687,146)	81,218,782
SA Franklin U.S. Equity Smart Beta Portfolio, Class 1	—	—	69,735,676	11,620,518	4,726,886	(310,275)	991,627	77,310,660
SA Goldman Sachs Global Bond Portfolio, Class 1	—	—	36,487,230	9,120	2,224,773	(31,787)	2,299,145	36,538,935
SA International Index Portfolio, Class 1	—	—	133,993,010	4,034,200	8,342,898	(82,567)	(8,730,157)	120,871,588
SA Invesco Growth Opportunities Portfolio, Class 1	—	—	112,319,754	4,025,080	18,396,978	(1,018,065)	12,635,281	109,565,072
SA Janus Focused Growth Portfolio, Class 1	—	—	98,158,918	21,027,426	6,673,462	1,398,979	19,092,839	133,004,700
SA JPMorgan Emerging Markets Portfolio, Class 1	—	—	34,154,856	1,107,979	1,946,676	469,484	704,968	34,490,611
SA JPMorgan Equity-Income Portfolio, Class 1	—	—	396,871,448	35,999,060	23,359,346	(255,018)	(31,436,955)	377,819,189
SA JPMorgan Global Equities Portfolio, Class 1	—	—	193,182,928	4,041,038	10,383,282	(1,967,127)	(4,199,151)	180,674,406
SA JPMorgan MFS Core Bond Portfolio, Class 1	—	—	683,242,680	29,161,826	90,211,508	2,003,831	26,751,012	650,947,841
SA JPMorgan Mid-Cap Growth Portfolio, Class 1	—	—	106,583,351	22,798	23,561,932	3,219,251	12,047,064	98,310,532
SA Large Cap Growth Index Portfolio, Class 1	—	—	162,697,278	5,038,758	15,455,285	3,347,323	17,248,093	172,876,167
SA Large Cap Index Portfolio, Class 1	—	—	1,096,669,068	71,256,663	85,499,106	26,929,277	12,356,607	1,121,712,509
SA Large Cap Value Index Portfolio, Class 1	—	—	135,952,681	14,034,198	8,342,898	26,345	(11,488,653)	130,181,673
SA Legg Mason BW Large Cap Value Portfolio, Class 1	—	—	258,445,878	35,567,175	15,572,213	(6,843,999)	(15,306,309)	256,290,532
SA MFS Blue Chip Growth Portfolio	—	—	373,861,445	85,499	59,857,246	16,726,504	24,601,858	355,418,060
SA MFS Massachusetts Investors Trust Portfolio, Class 1	—	—	330,368,186	15,079,799	19,466,763	286,267	2,073,260	328,340,749
SA Mid Cap Index Portfolio, Class 1	—	—	84,639,478	17,100	4,636,204	(258,515)	(5,814,702)	73,947,157
SA Morgan Stanley International Equities Portfolio, Class 1	—	—	212,301,445	14,651,298	12,514,347	(529,131)	(3,185,050)	210,724,215
SA PineBridge High-Yield Bond Portfolio, Class 1	—	—	50,176,349	4,712,540	3,059,063	(99,207)	495,617	52,226,236
SA Small Cap Index Portfolio, Class 1	—	—	83,867,739	17,100	4,636,204	(395,872)	(6,699,407)	72,153,356
SA Templeton Foreign Value Portfolio, Class 1	—	—	168,167,354	7,539,865	9,547,908	(2,836,550)	(15,105,326)	148,217,435
SA WellsCap Aggressive Growth Portfolio, Class 1	—	—	50,937,361	1,411,400	6,780,966	1,942,083	6,580,389	54,090,267

624

SA VCP Dynamic Allocation Portfolio (continued)

Security	Income	Capital Gain Distribution Received	Value at January 31, 2020	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at July 31, 2020

Seasons Series Trust
SA Columbia Focused Value Portfolio, Class 1	$—	$—	$177,789,553	$23,845,598	$11,123,864	$194,459	$(9,219,656)	$181,486,090
SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	—	—	628,140,228	20,150,425	74,430,542	3,667,968	26,156,257	603,684,336
SA Multi-Managed International Equity Portfolio, Class 1	—	—	185,889,400	21,045,599	11,123,864	(1,567,009)	(4,415,566)	189,828,560
SA Multi-Managed Large Cap Growth Portfolio, Class 1	—	—	218,321,643	7,052,439	41,606,542	5,288,920	38,233,976	227,290,436
SA Multi-Managed Large Cap Value Portfolio, Class 1	—	—	354,975,156	28,188,800	20,763,525	(4,114,292)	(25,818,752)	332,467,387
SA Multi Managed Mid Cap Growth Portfolio, Class 1	—	—	100,557,297	3,522,798	15,561,932	1,993,599	12,091,240	102,603,002
SA Multi-Managed Mid Cap Value Portfolio, Class 1	—	—	132,473,096	5,627,359	7,232,024	(3,863,590)	(8,301,803)	118,703,038
SA Multi-Managed Small Cap Portfolio, Class 1	—	—	86,774,531	17,099	4,636,204	(1,476,092)	(7,872,708)	72,806,626
SA T. Rowe Price Growth Stock Portfolio, Class 1	—	—	323,637,715	16,577,517	50,631,717	842,578	43,422,662	333,848,755
SA Wellington Real Return Portfolio, Class 1	—	—	173,260,032	41,040	10,011,479	413,411	4,662,714	168,365,718
Anchor Series Trust
SA Wellington Capital Appreciation Portfolio, Class 1	—	—	244,691,849	15,058,140	80,904,076	(6,339,485)	74,245,803	246,752,231
SA Wellington Government and Quality Bond Portfolio, Class 1	—	—	584,569,458	83,653,931	62,571,423	2,429,927	28,079,429	636,161,322

	$—	$—	$9,470,992,451	$594,779,942	$948,693,224	$38,384,558	$308,817,180	$9,464,280,907

†	Includes reinvestments of distributions paid.

SA VCP Dynamic Strategy Portfolio

Security	Income	Capital Gain Distribution Received	Value at January 31, 2020	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at July 31, 2020
SunAmerica Series Trust
SA AB Growth Portfolio, Class 1	$—	$—	$191,046,543	$6,366,210	$29,444,680	$7,141,575	$26,629,535	$201,739,183
SA AB Small & Mid Cap Value Portfolio, Class 1	—	—	81,517,179	22,160,217	4,427,058	(3,485,521)	(5,687,334)	90,077,483
SA DFA Ultra Short Bond Portfolio, Class 1	—	—	36,893,821	68,664	5,893,778	73,662	20,895	31,163,264
SA Dogs of Wall Street Portfolio, Class 1	—	—	151,319,286	21,797,545	8,134,524	(650,921)	(3,187,870)	161,143,516
SA Emerging Markets Equity Index Portfolio, Class 1	—	—	26,695,406	45,776	1,264,873	(199,788)	858,510	26,135,031
SA Federated Hermes Corporate Bond Portfolio, Class 1	—	—	87,231,011	8,183,105	4,398,117	(62,579)	4,199,189	95,152,609
SA Fidelity Institutional AM Real Estate Portfolio, Class 1	—	—	26,448,971	2,345,776	1,264,874	(280,655)	(1,354,016)	25,895,202
SA Fidelity Institutional International Growth Portfolio, Class 1	—	—	73,768,148	4,937,329	9,794,621	1,116,774	4,264,700	74,292,330

625

SA VCP Dynamic Strategy Portfolio (continued)

Security	Income	Capital Gain Distribution Received	Value at January 31, 2020	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at July 31, 2020
SA Fixed Income Index Portfolio, Class 1	$—	$—	$72,935,574	$128,173	$3,541,647	$406,067	$4,434,226	$74,362,393
SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	68,598,859	6,123,596	11,415,159	535,504	2,067,155	65,909,955
SA Franklin Small Company Value Portfolio, Class 1	—	—	33,452,559	3,054,931	1,648,581	(1,192,698)	(1,899,094)	31,767,117
SA Franklin U.S. Equity Smart Beta Portfolio, Class 1	—	—	49,749,822	6,400,708	2,695,567	(163,627)	(193,683)	53,097,653
SA Goldman Sachs Global Bond Portfolio, Class 1	—	—	36,487,021	54,931	9,517,848	(571,279)	1,834,332	28,287,157
SA International Index Portfolio, Class 1	—	—	68,728,547	11,137,329	3,794,622	(12,843)	(3,909,152)	72,149,259
SA Invesco Growth Opportunities Portfolio, Class 1			24,044,179	941,199	4,181,965	(720,946)	3,442,926	23,525,393
SA Janus Focused Growth Portfolio, Class 1	—	—	154,664,667	274,657	22,589,241	5,842,219	14,053,292	152,245,594
SA JPMorgan Emerging Markets Portfolio, Class 1	—	—	14,831,267	1,127,466	758,924	(232,174)	941,333	15,908,968
SA JPMorgan Equity-Income Portfolio, Class 1	—	—	229,592,265	33,430,296	11,802,657	(222,990)	(17,168,893)	233,828,021
SA JPMorgan Global Equities Portfolio, Class 1	—	—	94,346,650	2,155,639	7,974,881	(1,072,187)	(1,841,841)	85,613,380
SA JPMorgan MFS Core Bond Portfolio, Class 1	—	—	256,290,659	15,439,452	39,971,712	387,504	9,466,014	241,611,917
SA JPMorgan Mid Cap Growth Portfolio, Class 1	—	—	64,703,038	2,114,440	11,162,184	3,242,455	7,907,338	66,805,087
SA Large Cap Growth Index Portfolio, Class 1	—	—	85,059,641	151,061	11,174,083	2,748,274	6,902,712	83,687,605
SA Large Cap Index Portfolio, Class 1	—	—	503,829,158	40,915,524	60,297,474	18,905,235	179,200	503,531,643
SA Large Cap Value Index Portfolio, Class 1	—	—	109,505,715	16,705,993	5,691,932	68,297	(8,814,408)	111,773,665
SA Legg Mason BW Large Cap Value Portfolio, Class 1	—	—	189,287,489	34,216,210	10,031,835	(3,557,789)	(12,239,891)	197,674,184
SA MFS Blue Chip Growth, Class 1	—	—	153,754,276	274,657	20,589,242	920,342	16,818,997	151,179,030
SA MFS Massachusetts Investors Trust Portfolio, Class 1	—	—	251,079,818	14,457,762	19,148,736	791,034	2,501,433	249,681,311
SA Mid Cap Index Portfolio, Class 1	—	—	46,393,637	4,541,552	2,529,747	(124,115)	(3,145,383)	45,135,944
SA Morgan Stanley International Equities Portfolio, Class 1	—	—	38,042,115	2,368,664	1,897,311	(370,938)	4,935	38,147,465
SA Oppenheimer Main Street Large Cap Portfolio, Class 1	—	—	252,179,991	16,457,762	20,148,737	2,313,388	2,330,178	253,132,582
SA PineBridge High-Yield Bond Portfolio, Class 1	—	—	18,053,638	32,043	885,411	(17,347)	128,793	17,311,716
SA Putnam International Growth and Income Portfolio, Class 1	—	—	84,044,500	13,160,217	4,427,059	(813,087)	(6,317,181)	85,647,390
SA Small Cap Index Portfolio, Class 1	—	—	44,654,954	73,242	2,198,108	(168,507)	(3,560,802)	38,800,779
SA Templeton Foreign Value Portfolio, Class 1	—	—	116,145,261	18,628,881	6,324,368	(2,721,452)	(6,930,500)	118,797,822
Seasons Series Trust
SA Columbia Focused Value Portfolio, Class 1	—	—	72,091,543	10,237,329	3,794,622	(193,453)	(3,356,182)	74,984,615
SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	—	—	184,631,397	9,311,278	26,433,596	323,348	7,809,473	175,641,900

626

SA VCP Dynamic Strategy Portfolio (continued)

Security	Income	Capital Gain Distribution Received	Value at January 31, 2020	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at July 31, 2020
SA Multi-Managed International Equity Portfolio, Class 1	$—	$—	$87,801,533	$3,664,794	$4,553,545	$(458,141)	$(2,555,321)	$83,899,320
SA Multi-Managed Large Cap Growth Portfolio, Class 1	—	—	172,471,669	306,701	34,887,498	5,596,683	26,375,408	169,862,963
SA Multi-Managed Large Cap Value Portfolio, Class 1	—	—	265,423,112	36,289,805	13,446,992	(3,915,394)	(18,182,704)	266,167,827
SA Multi-Managed Mid Cap Growth Portfolio, Class 1	—	—	77,885,222	128,173	13,041,646	2,137,512	7,992,708	75,101,969
SA Multi-Managed Mid Cap Value Portfolio, Class 1	—	—	51,544,732	3,791,552	2,529,748	(1,163,923)	(2,745,189)	48,897,424
SA Multi-Managed Small Cap Portfolio, Class 1	—	—	105,493,436	2,164,794	4,727,855	(844,922)	(9,756,875)	92,328,578
SA Wellington Real Return Portfolio, Class 1	—	—	61,776,236	109,863	3,035,698	34,372	1,798,998	60,683,771
Anchor Series Trust
SA Wellington Government & Quality Bond Portfolio, Class 1	—	—	207,119,638	27,879,942	30,501,982	760,315	9,065,006	214,322,919

	$—	$—	$5,021,614,183	$404,155,238	$497,974,738	$30,127,284	$49,180,967	$5,007,102,934

†	Includes reinvestments of distributions paid.

SA VCP Index Allocation Portfolio

Security	Income	Capital Gain Distributions Received	Value at January 31, 2020	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at July 31, 2020
SunAmerica Series Trust
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	$—	$—	$61,327,829	$14,966,981	$9,469,626	$894,883	$3,469,696	$71,189,763
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	32,850,689	8,252,891	6,653,174	489,952	991,232	35,931,590
SunAmerica Series Trust SA International Index Portfolio, Class 1	—	—	34,898,624	11,348,403	3,511,672	(683,479)	(877,095)	41,174,781
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	—	—	146,750,377	26,766,976	18,784,989	307,669	4,916,862	159,956,895
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	—	—	22,938,567	5,388,206	3,320,204	(689,971)	71,368	24,387,966
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	—	—	13,795,682	5,753,527	2,050,265	(542,643)	328,316	17,284,617

	$—	$—	$312,561,768	$72,476,984	$43,789,930	$(223,589)	$8,900,379	$349,925,612

†	Includes reinvestments of distributions paid.

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At July 31, 2020, the following affiliates owned outstanding shares of the following Portfolios:

Holder	SA AB Growth	SA AB Small & Mid Cap Value	SA BlackRock VCP Global Multi Asset	SA Columbia Technology	SA DFA Ultra Short Bond	SA Dogs of Wall Street	SA Emerging Markets Equity Index	SA Federated Hermes Corporate Bond
USL	2.64%	3.98%	10.07%	5.81%	4.59%	2.85%	0.23%	3.67%
AGL	60.89%	75.49%	85.87%	92.04%	68.45%	52.20%	4.36%	66.32%
VALIC	0.17%	0.21%	4.06%	2.15%	0.34%	0.95%	0.05%	0.40%
Seasons Series Trust Allocation Balanced Portfolio	0.30%	0.18%	—	—	0.01%	—	1.44%	0.42%
Seasons Series Trust Allocation Growth Portfolio	0.59%	0.27%	—	—	0.02%	—	3.31%	0.69%
Seasons Series Trust Allocation Moderate Growth Portfolio	0.97%	0.48%	—	—	0.04%	—	5.05%	1.28%
Seasons Series Trust Allocation Moderate Portfolio	0.52%	0.25%	—	—	0.03%	—	2.57%	0.72%
SAST SunAmerica VCP Dynamic Allocation Portfolio	22.54%	—	—	—	18.62%	—	43.88%	19.67%
SAST SunAmerica VCP Dynamic Strategy Portfolio	11.20%	19.14%	—	—	7.90%	44.00%	26.99%	6.83%
SAST SunAmerica Index Allocation 60/40 Portfolio	—	—	—	—	—	—	—	—
SAST SunAmerica Index Allocation 80/20 Portfolio	—	—	—	—	—	—	—	—
SAST SunAmerica Index Allocation 90/10 Portfolio	—	—	—	—	—	—	—	—
SAST SunAmerica Global Index Allocation 60/40 Portfolio	—	—	—	—	—	—	—	—
SAST SunAmerica Global Index Allocation 75/25 Portfolio	—	—	—	—	—	—	1.48%	—
SAST SunAmerica Global Index Allocation 90/10 Portfolio	—	—	—	—	—	—	2.30%	—
SAST SunAmerica VCP Index Allocation Portfolio	—	—	—	—	—	—	8.34%	—

Holder	SA Fidelity Institutional AM® International Growth	SA Fidelity Institutional AM® Real Estate	SA Fixed Income Index	SA Fixed Income Intermediate Index	SA Franklin Small Company Value	SA Franklin U. S. Equity Smat Beta	SA Global Index Allocation 60/40	SA Global Index Allocation 75/25
USL	0.04%	3.54%	0.67%	0.71%	2.95%	0.10%	11.26%	8.81%
AGL	0.65%	66.96%	6.59%	7.75%	56.71%	0.97%	85.26%	86.83%
VALIC	—	0.08%	0.52%	0.13%	0.20%	—	3.48%	4.36%
Seasons Series Trust Allocation Balanced Portfolio	1.65%	0.38%	2.85%	3.13%	0.22%	1.14%	—	—
Seasons Series Trust Allocation Growth Portfolio	2.66%	0.69%	1.02%	1.10%	0.47%	1.58%	—	—
Seasons Series Trust Allocation Moderate Growth Portfolio	4.13%	1.17%	3.37%	3.72%	0.79%	2.81%	—	—
Seasons Series Trust Allocation Moderate Portfolio	2.29%	0.63%	2.71%	3.00%	0.35%	1.62%	—	—
SAST SunAmerica VCP Dynamic Allocation Portfolio	66.95%	17.14%	28.09%	33.50%	27.54%	54.41%	—	—
SAST SunAmerica VCP Dynamic Strategy Portfolio	21.63%	9.41%	12.47%	16.54%	10.77%	37.37%	—	—
SAST SunAmerica Index Allocation 60/40 Portfolio	—	—	7.42%	5.49%	—	—	—	—

628

Holder	SA Fidelity Institutional AM® International Growth	SA Fidelity Institutional AM® Real Estate	SA Fixed Income Index	SA Fixed Income Intermediate Index	SA Franklin Small Company Value	SA Franklin U. S. Equity Smat Beta	SA Global Index Allocation 60/40	SA Global Index Allocation 75/25
SAST SunAmerica Index Allocation 80/20 Portfolio	—	—	6.94%	5.11%	—	—	—	—
SAST SunAmerica Index Allocation 90/10 Portfolio	—	—	9.53%	6.55%	—	—	—	—
SAST SunAmerica Global Index Allocation 60/40 Portfolio	—	—	11.94%	9.02%	—	—	—	—
SAST SunAmerica Global Index Allocation 75/25 Portfolio	—	—	2.44%	1.80%	—	—	—	—
SAST SunAmerica Global Index Allocation 90/10 Portfolio	—	—	1.33%	1.00%	—	—	—	—
SAST SunAmerica VCP Index Allocation Portfolio	—	—	2.11%	1.45%	—	—	—	—

Holder	SA Global Index Allocation 90/10	SA Goldman Sachs Global Bond	SA Goldman Sachs Multi- Asset Insights	SA Index Allocation 60/40	SA Index Allocation 80/20	SA Index Allocation 90/10	SA International Index	SA Invesco Growth Opportunities
USL	7.57%	5.94%	8.77%	12.29%	15.53%	8.26%	0.07%	2.65%
AGL	89.17%	76.77%	86.73%	83.89%	80.76%	86.97%	1.14%	52.19%
VALIC	3.26%	0.65%	4.50%	3.82%	3.71%	4.77%	0.06%	0.08%
Seasons Series Trust Allocation Balanced Portfolio	—	—	—	—	—	—	0.22%	0.21%
Seasons Series Trust Allocation Growth Portfolio	—	—	—	—	—	—	1.13%	0.48%
Seasons Series Trust Allocation Moderate Growth Portfolio	—	—	—	—	—	—	1.72%	0.80%
Seasons Series Trust Allocation Moderate Portfolio	—	—	—	—	—	—	0.62%	0.35%
SAST SunAmerica VCP Dynamic Allocation Portfolio	—	9.38%	—	—	—	—	21.55%	35.60%
SAST SunAmerica VCP Dynamic Strategy Portfolio	—	7.26%	—	—	—	—	12.86%	7.64%
SAST SunAmerica Index Allocation 60/40 Portfolio	—	—	—	—	—	—	2.72%	—
SAST SunAmerica Index Allocation 80/20 Portfolio	—	—	—	—	—	—	7.57%	—
SAST SunAmerica Index Allocation 90/10 Portfolio	—	—	—	—	—	—	26.02%	—
SAST SunAmerica Global Index Allocation 60/40 Portfolio	—	—	—	—	—	—	7.34%	—
SAST SunAmerica Global Index Allocation 75/25 Portfolio	—	—	—	—	—	—	2.53%	—
SAST SunAmerica Global Index Allocation 90/10 Portfolio	—	—	—	—	—	—	2.61%	—
SAST SunAmerica VCP Index Allocation Portfolio	—	—	—	—	—	—	11.84%	—

629

Holder	SA Invesco VCP Equity- Income	SA Janus Focused Growth	SA JPMorgan Diversified Balanced	SA JPMorgan Emerging Markets	SA JPMorgan Equity-Income	SA JPMorgan Global Equities	SA JPMorgan MFS Core Bond	SA JPMorgan Mid-Cap Growth
USL	10.82%	1.90%	6.45%	3.49%	1.59%	0.88%	2.76%	3.06%
AGL	87.54%	35.17%	92.65%	68.39%	34.42%	21.84%	47.03%	57.32%
VALIC	1.64%	0.16%	0.90%	0.24%	0.14%	0.01%	0.34%	0.16%
Seasons Series Trust Allocation Balanced Portfolio	—	0.56%	—	0.63%	0.60%	—	1.53%	0.37%
Seasons Series Trust Allocation Growth Portfolio	—	1.11%	—	1.44%	1.02%	—	0.32%	0.76%
Seasons Series Trust Allocation Moderate Growth Portfolio	—	1.82%	—	2.17%	1.71%	—	1.54%	1.26%
Seasons Series Trust Allocation Moderate Portfolio	—	0.95%	—	1.12%	1.03%	—	1.34%	0.69%
SAST SunAmerica VCP Dynamic Allocation Portfolio	—	27.20%	—	15.41%	36.75%	52.43%	32.92%	21.66%
SAST SunAmerica VCP Dynamic Strategy Portfolio	—	31.13%	—	7.11%	22.74%	24.84%	12.22%	14.72%
SAST SunAmerica Index Allocation 60/40 Portfolio	—	—	—	—	—	—	—	—
SAST SunAmerica Index Allocation 80/20 Portfolio	—	—	—	—	—	—	—	—
SAST SunAmerica Index Allocation 90/10 Portfolio	—	—	—	—	—	—	—	—
SAST SunAmerica Global Index Allocation 60/40 Portfolio	—	—	—	—	—	—	—	—
SAST SunAmerica Global Index Allocation 75/25 Portfolio	—	—	—	—	—	—	—	—
SAST SunAmerica Global Index Allocation 90/10 Portfolio	—	—	—	—	—	—	—	—
SAST SunAmerica VCP Index Allocation Portfolio	—	—	—	—	—	—	—	—

Holder	SA Large Cap Growth Index	SA Large Cap Index	SA Large Cap Value Index	SA Legg Mason BW Large Cap Value	SA Legg Mason Tactical Opportunities	SA MFS Blue Chip Growth	SA MFS Massachusetts Investors Trust	SA MFS Total Return
USL	0.27%	0.07%	0.33%	2.32%	3.90%	1.28%	1.66%	3.23%
AGL	3.93%	1.60%	2.84%	59.33%	95.27%	21.53%	39.85%	96.51%
VALIC	0.23%	0.03%	0.09%	0.07%	0.83%	0.18%	0.15%	0.26%
Seasons Series Trust Allocation Balanced Portfolio	0.85%	0.25%	0.97%	0.37%	—	0.43%	—	—
Seasons Series Trust Allocation Growth Portfolio	1.61%	0.58%	1.80%	0.67%	—	0.85%	—	—
Seasons Series Trust Allocation Moderate Growth Portfolio	2.72%	0.91%	3.01%	1.07%	—	1.41%	—	—
Seasons Series Trust Allocation Moderate Portfolio	1.45%	0.48%	1.71%	0.62%	—	0.73%	—	—
SAST SunAmerica VCP Dynamic Allocation Portfolio	59.93%	42.92%	48.02%	20.07%	—	51.63%	33.14%	—
SAST SunAmerica VCP Dynamic Strategy Portfolio	29.01%	19.27%	41.23%	15.48%	—	21.96%	25.20%	—
SAST SunAmerica Index Allocation 60/40 Portfolio	—	2.54%	—	—	—	—	—	—

630

Holder	SA Large Cap Growth Index	SA Large Cap Index	SA Large Cap Value Index	SA Legg Mason BW Large Cap Value	SA Legg Mason Tactical Opportunities	SA MFS Blue Chip Growth	SA MFS Massachusetts Investors Trust	SA MFS Total Return
SAST SunAmerica Index Allocation 80/20 Portfolio	—	5.81%	—	—	—	—	—	—
SAST SunAmerica Index Allocation 90/10 Portfolio	—	16.32%	—	—	—	—	—	—
SAST SunAmerica Global Index Allocation 60/40 Portfolio	—	6.12%	—	—	—	—	—	—
SAST SunAmerica Global Index Allocation 75/25 Portfolio	—	0.48%	—	—	—	—	—	—
SAST SunAmerica Global Index Allocation 90/10 Portfolio	—	0.51%	—	—	—	—	—	—
SAST SunAmerica VCP Index Allocation Portfolio	—	2.11%	—	—	—	—	—	—

Holder	SA Mid Cap Index	SA Morgan Stanley International Equities	SA Oppenheimer Main Street Large Cap	SA PIMCO VCP Tactical Balanced	SA PineBridge High-Yield Bond	SA Putnam International Growth and Income	SA Schroders VCP Global Allocation	SA Small Cap Index
USL	0.34%	1.73%	1.46%	9.88%	2.75%	2.63%	10.77%	0.40%
AGL	4.47%	34.11%	31.01%	87.75%	62.17%	50.49%	86.13%	4.84%
VALIC	0.26%	0.19%	0.27%	2.37%	0.50%	0.04%	3.10%	0.26%
Seasons Series Trust Allocation Balanced Portfolio	0.45%	1.00%	1.06%	—	1.45%	1.57%	—	0.65%
Seasons Series Trust Allocation Growth Portfolio	0.72%	2.29%	1.99%	—	2.99%	2.47%	—	1.04%
Seasons Series Trust Allocation Moderate Growth Portfolio	1.19%	3.45%	3.37%	—	4.65%	4.01%	—	1.72%
Seasons Series Trust Allocation Moderate Portfolio	0.76%	1.55%	1.83%	—	2.43%	2.42%	—	1.05%
SAST SunAmerica VCP Dynamic Allocation Portfolio	25.27%	47.15%	—	—	17.32%	—	—	32.46%
SAST SunAmerica VCP Dynamic Strategy Portfolio	15.42%	8.53%	59.01%	—	5.74%	36.37%	—	17.46%
SAST SunAmerica Index Allocation 60/40 Portfolio	2.51%	—	—	—	—	—	—	3.63%
SAST SunAmerica Index Allocation 80/20 Portfolio	9.65%	—	—	—	—	—	—	6.65%
SAST SunAmerica Index Allocation 90/10 Portfolio	24.60%	—	—	—	—	—	—	16.99%
SAST SunAmerica Global Index Allocation 60/40 Portfolio	8.34%	—	—	—	—	—	—	7.78%
SAST SunAmerica Global Index Allocation 75/25 Portfolio	0.83%	—	—	—	—	—	—	0.48%
SAST SunAmerica Global Index Allocation 90/10 Portfolio	0.88%	—	—	—	—	—	—	0.83%
SAST SunAmerica VCP Index Allocation Portfolio	4.31%	—	—	—	—	—	—	3.76%

631

Holder	SA T. Rowe Price Asset Allocation Growth	SA T. Rowe Price VCP Balanced	SA Templeton Foreign Value	SA VCP Dynamic Allocation	SA VCP Dynamic Strategy	SA VCP Index Allocation	SA WellsCap Aggressive Growth
USL	6.20%	8.77%	2.58%	8.05%	9.57%	10.40%	3.64%
AGL	92.94%	88.80%	57.56%	91.24%	89.30%	85.11%	58.76%
VALIC	0.86%	2.43%	0.09%	0.71%	1.13%	4.49%	0.41%
Seasons Series Trust Allocation Balanced Portfolio	—	—	—	—	—	—	0.53%
Seasons Series Trust Allocation Growth Portfolio	—	—	—	—	—	—	0.89%
Seasons Series Trust Allocation Moderate Growth Portfolio	—	—	—	—	—	—	1.55%
Seasons Series Trust Allocation Moderate Portfolio	—	—	—	—	—	—	0.78%
SAST SunAmerica VCP Dynamic Allocation Portfolio	—	—	22.08%	—	—	—	33.44%
SAST SunAmerica VCP Dynamic Strategy Portfolio	—	—	17.69%	—	—	—	—
SAST SunAmerica Index Allocation 60/40 Portfolio	—	—	—	—	—	—	—
SAST SunAmerica Index Allocation 80/20 Portfolio	—	—	—	—	—	—	—
SAST SunAmerica Index Allocation 90/10 Portfolio	—	—	—	—	—	—	—
SAST SunAmerica Global Index Allocation 60/40 Portfolio	—	—	—	—	—	—	—
SAST SunAmerica Global Index Allocation 75/25 Portfolio	—	—	—	—	—	—	—
SAST SunAmerica Global Index Allocation 90/10 Portfolio	—	—	—	—	—	—	—
SAST SunAmerica VCP Index Allocation Portfolio	—	—	—	—	—	—	—

The affiliated funds (SAST and Seasons Series Trust) do not invest in the underlying funds for the purpose of exercising management or control; however, investments by the affiliated within the set limits across their asset allocations may represent a significant portion of net assets of the underlying funds.

Note 9.  Investment Concentration

Certain Portfolios invest internationally, including in “emerging market” countries. Emerging market securities involve risks not typically associated with investing in securities of issuers in more developed markets. The markets of emerging market countries are typically more volatile and potentially less liquid than more developed countries. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investments, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. These risks are primary risks of the SA Emerging Markets Equity Index, SA Fidelity Institutional AM® International Growth, SA Goldman Sachs Global Bond, SA International Index, SA JPMorgan Emerging Markets, SA Morgan Stanley International Equities, SA Putnam International Growth and Income and SA Templeton Foreign Value Portfolios.

The SA PineBridge High-Yield Bond Portfolio’s investment in high yield securities, whether rated or unrated, may be considered speculative and subject to greater market fluctuations and risk of loss of income and principal than lower-yielding, higher-rated, fixed-income securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yield securities, because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

Each Portfolio may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so, and if the issuer defaults, a fund holding securities of such issuer might not be able to recover its investment from the U.S. Government. As a result of the SA Fixed Income Index, SA Fixed Income Intermediate Index, SA JP Morgan Diversified Balanced, SA JPMorgan MFS Core Bond, SA MFS Total Return and SA PIMCO VCP Tactical Balanced Portfolios concentration in such investments, these funds may be subject to risks associated with the U.S. Government, its agencies or instrumentalities.

SA Fidelity Institutional AM® Real Estate Portfolio invests primarily in the real estate industry. A fund that invests primarily in the real estate industry is subject to the risks associated with the direct ownership of real estate and could also be subject to the risks of direct ownership as a result of a default on a debt security it may own. These risks include declines in the value of real estate, risks related to

632

general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, fluctuations in rental income, changes in neighborhood values, the appeal of properties to tenants and increases in interest rates. If a fund has rental income or income from the disposition of real property, the receipt of such income may adversely affect its ability to retain its tax status as a regulated investment company.

SA Columbia Technology Portfolio invests primarily in the technology sector. There are numerous risks and uncertainties involved in investing in the technology sector. Historically, the prices of securities in this sector have tended to be volatile. A fund that invests primarily in technology-related issuers bears an additional risk that economic events may affect a substantial portion of its investments. In addition, at times equity securities of technology-related issuers may underperform relative to other sectors. The technology sector includes companies from various industries, including computer hardware, software, semiconductors, telecommunications, electronics, aerospace and defense, health care equipment and biotechnology, among others.

Note 10.  Line of Credit

The Trust has access to a $75 million committed unsecured line of credit and, along with certain other funds managed by the Adviser, a $50 million uncommitted unsecured line of credit. The committed and uncommitted lines of credit are renewable on an annual basis with State Street Bank and Trust Company (“State Street”), the Trust’s custodian. Interest is currently payable on the committed line of credit at the higher of the Federal Funds Rate (but not less than zero) plus 125 basis points or the One-Month London Interbank Offered Rate (but not less than zero) plus 125 basis points and State Street’s discretionary bid rate on the uncommitted line of credit. The Trust, on behalf of each of the Portfolios, has paid State Street for its own account, such Portfolio’s ratable portion of an upfront fee in an amount equal to $25,000 in the aggregate for the uncommitted line of credit made available by State Street to certain other funds managed by the Adviser, which are also party to the uncommitted line of credit. There is also a commitment fee of 25 basis points per annum on the daily unused portion of the committed line of credit. Borrowings under the line of credit will commence when the respective Portfolio’s cash shortfall exceeds $100,000. For the six months ended July 31, 2020, the following Portfolios had borrowings:

Portfolio	Days Outstanding	Interest Charges	Average Debt Utilized	Weighted Average Interest
SA AB Small & Mid Cap Value	5	$445	$2,265,000	1.41%
SA BlackRock VCP Global Multi	1	74	1,200,000	2.23
SA Columbia Technology	8	82	165,625	1.42
SA DFA Ultra Short Bond	1	49	1,225,000	1.43
SA Federated Hermes Corporate Bond	2	2,242	17,950,000	2.25
SA Fidelity Institutional AM® International Growth	22	1,775	965,909	1.97
SA Fixed Income Index	25	3,339	2,102,000	1.42
SA Fixed Income Intermediate Index	8	179	268,750	1.43
SA Franklin Small Company Value	1	185	4,700,000	1.42
SA Invesco Growth Opportunities	14	3,322	3,430,357	1.42
SA Janus Focused Growth	5	615	1,180,000	1.42
SA JPMorgan Diversified Balanced	3	108	900,000	1.45
SA JPMorgan Emerging Markets	2	18	225,000	1.43
SA JPMorgan Global Equities	2	94	1,200,000	1.41
SA JPMorgan MFS Core Bond	28	3,960	2,810,714	1.66
SA JPMorgan Mid Cap Growth	3	727	6,133,333	1.42
SA Large Cap Growth Index	6	68	287,500	1.42
SA Large Cap Value Index	3	21	175,000	1.42
SA MFS Blue Chip Growth	8	1,535	4,543,750	1.74
SA MFS Massachusetts Investors Trust	5	1,433	7,295,000	1.41
SA MFS Total Return	2	109	862,500	2.18
SA Oppenheimer Main Street Large Cap	7	366	942,857	1.71
SA Schroders VCP Global Allocation	5	2,951	14,945,000	1.42
SA VCP Dynamic Strategy	2	1,469	18,400,000	1.44
SA WellsCap Aggressive Growth	6	282	1,195,833	1.41

At July 31, 2020, the SA JPMorgan MFS Core Bond Portfolio had an outstanding borrowing in the amount of $1,875,000.

Note 11.  Interfund Lending Agreement

Pursuant to the exemptive relief granted by the SEC, the Portfolios are permitted to participate in an interfund lending program among investment companies advised by SAAMCo or an affiliate. The interfund lending program allows the participating Portfolios to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Portfolios receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the six months ended July 31, 2020, none of the Portfolios participated in this program.

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Note 12.  Security Transactions with Affiliated Portfolios

The Portfolios are permitted to transfer securities by purchasing from and/or selling to other affiliated funds under certain conditions approved by the Board of Trustees. The affiliated funds involved in such transactions must have a common investment adviser or investment advisers which are affiliated persons of each other, common Trustees, and/or common officers in compliance with Rule 17a-7 of the 1940 Act. Pursuant to the Act, such a transaction must be either a purchase or a sale, for no consideration other than cash payment against prompt delivery of the security at the current market price. No brokerage commission or fee (except for customary transfer fees), or other remuneration is paid in connection with such transactions. For the six months ended July 31, 2020, the following Portfolios engaged in security transactions with affiliated Portfolios:

Portfolio	Cost of Purchases	Proceeds from Sales	Realized Gain/ (Loss)
SA Federated Hermes Corporate Bond	$—	$149,937	$(750)
SA Invesco Growth Opportunities	4,070,335	3,353,905	1,745,423
SA MFS Total Return	763,537	79,710	(10,097)
SA Oppenheimer Main Street Large Cap	1,509,213	—	—
SA T. Rowe Price Asset Allocation Growth	101,544	41,099	(25,748)
SA T. Rowe Price VCP Balanced	617,130	208,443	(82,893)

Note 13.  Unfunded Loan Commitments

At July 31, 2020, SA PineBridge High Yield Portfolio had the following unfunded loan commitments which could be extended at the option of the Borrower:

Borrower	Type	Maturity Date	Principal Amount	Value
Hi Crush, Inc.	Delayed Draw	1/14/2021	346,184	346,184

Note 14.  Other Matters

An outbreak of respiratory disease caused by a novel coronavirus was first detected in China and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this coronavirus may last for an extended period of time including through the issue date of these financial statements and has resulted in substantial market volatility and may result in a significant economic downturn.

634

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover

SA AB Growth Portfolio — Class 1
01/31/16	$40.14	$0.09	$2.11	$2.20	$(0.06)	$—	$(4.31)	$(4.37)	$37.97	5.24%	$352,893	0.65	%(1)	0.21	%(1)	65%
01/31/17	37.97	0.04	5.15	5.19	(0.09)	—	(5.33)	(5.42)	37.74	14.06	362,019	0.66	(1)	0.10	(1)	54
01/31/18	37.74	0.03	13.10	13.13	(0.02)	—	(3.08)	(3.10)	47.77	35.78	491,203	0.65	(1)	0.06	(1)	53
01/31/19	47.77	0.01	1.74	1.75 (2)	(0.00)	—	(6.14)	(6.14)	43.38	4.03	1,054,212	0.64	(1)	0.03	(1)	56	(3)
01/31/20	43.38	(0.02)	10.44	10.42	(0.00)	—	(3.10)	(3.10)	50.70	24.48	1,104,442	0.64	(1)	(0.03	)(1)	28
07/31/20@	50.70	(0.04)	9.17	9.13	—	—	—	—	59.83	18.01	1,218,565	0.64	†(1)	(0.14	)†(1)	16

SA AB Growth Portfolio — Class 2
01/31/16	40.01	0.03	2.09	2.12	—	—	(4.31)	(4.31)	37.82	5.06	19,953	0.80	(1)	0.07	(1)	65
01/31/17	37.82	(0.02)	5.13	5.11	(0.02)	—	(5.33)	(5.35)	37.58	13.89	19,507	0.81	(1)	(0.05	)(1)	54
01/31/18	37.58	(0.03)	13.03	13.00	—	—	(3.08)	(3.08)	47.50	35.59	23,394	0.80	(1)	(0.08	)(1)	53
01/31/19	47.50	(0.05)	1.71	1.66 (2)	—	—	(6.14)	(6.14)	43.02	3.85	76,460	0.79	(1)	(0.12	)(1)	56	(3)
01/31/20	43.02	(0.09)	10.35	10.26	—	—	(3.10)	(3.10)	50.18	24.30	78,983	0.79	(1)	(0.18	)(1)	28
07/31/20@	50.18	(0.07)	9.07	9.00	—	—	—	—	59.18	17.94	87,233	0.79	†(1)	(0.29	)†(1)	16

SA AB Growth Portfolio — Class 3
01/31/16	39.78	(0.01)	2.09	2.08	—	—	(4.31)	(4.31)	37.55	4.99	119,707	0.90	(1)	(0.03	)(1)	65
01/31/17	37.55	(0.06)	5.09	5.03	—	—	(5.33)	(5.33)	37.25	13.79	119,270	0.91	(1)	(0.15	)(1)	54
01/31/18	37.25	(0.08)	12.91	12.83	—	—	(3.08)	(3.08)	47.00	35.44	136,572	0.90	(1)	(0.18	)(1)	53
01/31/19	47.00	(0.09)	1.68	1.59 (2)	—	—	(6.14)	(6.14)	42.45	3.74	412,105	0.89	(1)	(0.22	)(1)	56	(3)
01/31/20	42.45	(0.13)	10.20	10.07	—	—	(3.10)	(3.10)	49.42	24.18	439,589	0.89	(1)	(0.28	)(1)	28
07/31/20@	49.42	(0.10)	8.93	8.83	—	—	—	—	58.25	17.87	480,897	0.89	†(1)	(0.38	)†(1)	16

SA AB Small & Mid Cap Value Portfolio — Class 1
01/31/16	19.11	0.07	(1.44)	(1.37)	(0.12)	—	(2.82)	(2.94)	14.80	(8.83)	90,372	0.95	(1)	0.37	(1)	44
01/31/17	14.80	0.06	5.13	5.19	(0.07)	—	(0.87)	(0.94)	19.05	35.85	105,585	0.95	(1)	0.36	(1)	57
01/31/18	19.05	0.07	2.56	2.63	(0.08)	—	(1.86)	(1.94)	19.74	14.54	91,640	0.95	(1)	0.36	(1)	33
01/31/19	19.74	0.07	(1.69)	(1.62)	(0.15)	—	(4.10)	(4.25)	13.87	(7.91)	80,718	0.96	(1)	0.39	(1)	43
01/31/20	13.87	0.11	0.35	0.46	—	—	(0.23)	(0.23)	14.10	3.22	81,549	0.98	(1)	0.78	(1)	31
07/31/20@	14.10	0.06	(2.33)	(2.27)	—	—	—	—	11.83	(16.10)	95,683	0.99	†	1.13	†	32

SA AB Small & Mid Cap Value Portfolio — Class 2
01/31/16	19.08	0.04	(1.44)	(1.40)	(0.08)	—	(2.82)	(2.90)	14.78	(8.97)	12,967	1.10	(1)	0.22	(1)	44
01/31/17	14.78	0.04	5.12	5.16	(0.04)	—	(0.87)	(0.91)	19.03	35.67	14,727	1.10	(1)	0.21	(1)	57
01/31/18	19.03	0.04	2.56	2.60	(0.05)	—	(1.86)	(1.91)	19.72	14.37	14,443	1.10	(1)	0.21	(1)	33
01/31/19	19.72	0.04	(1.69)	(1.65)	(0.09)	—	(4.10)	(4.19)	13.88	(8.07)	11,091	1.11	(1)	0.23	(1)	43
01/31/20	13.88	0.09	0.35	0.44	—	—	(0.23)	(0.23)	14.09	3.07	9,951	1.13	(1)	0.63	(1)	31
07/31/20@	14.09	0.06	(2.34)	(2.28)	—	—	—	—	11.81	(16.18)	8,108	1.14	†	1.02	†	32

SA AB Small & Mid Cap Value Portfolio — Class 3
01/31/16	18.98	0.02	(1.44)	(1.42)	(0.06)	—	(2.82)	(2.88)	14.68	(9.11)	445,890	1.20	(1)	0.12	(1)	44
01/31/17	14.68	0.02	5.09	5.11	(0.02)	—	(0.87)	(0.89)	18.90	35.57	501,178	1.20	(1)	0.11	(1)	57
01/31/18	18.90	0.02	2.53	2.55	(0.03)	—	(1.86)	(1.89)	19.56	14.21	510,169	1.20	(1)	0.11	(1)	33
01/31/19	19.56	0.02	(1.67)	(1.65)	(0.06)	—	(4.10)	(4.16)	13.75	(8.18)	433,575	1.21	(1)	0.13	(1)	43
01/31/20	13.75	0.07	0.36	0.43	—	—	(0.23)	(0.23)	13.95	3.03	392,439	1.23	(1)	0.53	(1)	31
07/31/20@	13.95	0.05	(2.31)	(2.26)	—	—	—	—	11.69	(16.20)	362,175	1.24	†	0.89	†	32

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

Portfolio	01/16	01/17	01/18	01/19	01/20	07/20†@
SA AB Growth Class 1	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
SA AB Growth Class 2	0.00	0.00	0.00	0.00	0.00	0.00
SA AB Growth Class 3	0.00	0.00	0.00	0.00	0.00	0.00
SA AB Small & Mid-Cap Value Class 1	0.01	0.01	0.01	0.01	0.00	—
SA AB Small & Mid-Cap Value Class 2	0.01	0.01	0.01	0.01	0.00	—
SA AB Small & Mid-Cap Value Class 3	0.01	0.01	0.01	0.01	0.00	—
(2)	Includes the effect of a merger.
(3)	Excludes purchases/sales due to merger.

See Notes to Financial Statements

635

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets(1)		Ratio of net investment income to average net assets(1)		Portfolio turnover

SA BlackRock VCP Global Multi Asset Portfolio — Class 1
09/26/16#- 01/31/17	$10.67	$0.01	$(0.01)	$0.00	$(0.01)	$—	$(0.09)	$(0.10)	$10.57	0.00%	$100	0.91	%†	0.21	%†	161%
01/31/18	10.57	0.07	1.36	1.43	(0.01)	—	(0.04)	(0.05)	11.95	13.51	120	0.91		0.62		160
01/31/19	11.95	0.11	(0.59)	(0.48)	(0.19)	—	(0.81)	(1.00)	10.47	(3.95)	121	0.91		0.96		166
01/31/20	10.47	0.12	1.13	1.25	(0.12)	—	(0.43)	(0.55)	11.17	11.95 (2)	137	0.90		1.13		154
07/31/20@	11.17	0.05	(0.39)	(0.34)	—	—	—	—	10.83	(3.04)	133	0.91	†	0.87	†	75

SA BlackRock VCP Global Multi Asset Portfolio — Class 3
01/25/16#-01/31/16	10.00	(0.00)	0.19	0.19	—	—	—	—	10.19	1.90	12,290	1.16	†	(0.15	)†	0
01/31/17	10.19	0.01	0.46	0.47	(0.01)	—	(0.09)	(0.10)	10.56	4.58	484,730	1.16		0.12		161
01/31/18	10.56	0.04	1.36	1.40	(0.00)	—	(0.04)	(0.04)	11.92	13.28	748,085	1.16		0.34		160
01/31/19	11.92	0.08	(0.59)	(0.51)	(0.12)	—	(0.81)	(0.93)	10.48	(4.24)	738,703	1.16		0.71		166
01/31/20	10.48	0.10	1.12	1.22	(0.09)	—	(0.43)	(0.52)	11.18	11.67 (2)	822,050	1.15		0.88		154
07/31/20@	11.18	0.03	(0.38)	(0.35)	—	—	—	—	10.83	(3.13)	795,922	1.16	†	0.62	†	75

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
#	Commencement of operations.
@	Unaudited
(1)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/16		01/17		01/18	01/19	01/20	07/20†@
SA BlackRock VCP Global Multi Asset Class 1	—%		0.07	%†	(0.00)%	(0.00)%	0.01%	0.06%
SA BlackRock VCP Global Multi Asset Class 3	10.84	†	0.12		(0.00)	(0.00)	0.01	0.06

(2)	The Portfolio’s performance figure was increased by 0.02% from gains on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

636

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets(1)(2)		Ratio of net investment income (loss) to average net assets(1)(2)	Portfolio turnover

SA Columbia Technology Portfolio — Class 1
01/31/16	$4.55	$(0.01)	$0.09	$0.08	$—	$—	$—	$—	$4.63	1.76%	$10,516	1.08%		(0.20)%	59%
01/31/17	4.63	(0.01)	1.72	1.71	—	—	—	—	6.34	36.93 (3)	12,239	1.06		(0.22)	56
01/31/18	6.34	(0.01)	2.07	2.06	—	—	(0.93)	(0.93)	7.47	33.42	15,771	1.04		(0.22)	56
01/31/19	7.47	0.00	(0.19)	(0.19)	—	—	(1.00)	(1.00)	6.28	(2.36)	13,143	1.04		0.04	35
01/31/20	6.28	0.06	2.30	2.36	—	—	(0.75)	(0.75)	7.89	38.33	17,108	1.06		0.76	59
07/31/20@	7.89	0.00	0.95	0.95	—	—	—	—	8.84	12.04	17,383	1.04	†	0.03 †	20

SA Columbia Technology Portfolio — Class 2
01/31/16	4.47	(0.02)	0.09	0.07	—	—	—	—	4.54	1.57	3,258	1.23		(0.35)	59
01/31/17	4.54	(0.02)	1.68	1.66	—	—	—	—	6.20	36.56 (3)	3,975	1.21		(0.37)	56
01/31/18	6.20	(0.02)	2.02	2.00	—	—	(0.93)	(0.93)	7.27	33.21	5,043	1.20		(0.37)	56
01/31/19	7.27	(0.01)	(0.18)	(0.19)	—	—	(1.00)	(1.00)	6.08	(2.42)	4,454	1.19		(0.11)	35
01/31/20	6.08	0.04	2.22	2.26	—	—	(0.75)	(0.75)	7.59	37.94	5,402	1.21		0.56	59
07/31/20@	7.59	(0.00)	0.92	0.92	—	—	—	—	8.51	12.12	5,559	1.18	†	(0.11)†	20

SA Columbia Technology Portfolio — Class 3
01/31/16	4.41	(0.02)	0.09	0.07	—	—	—	—	4.48	1.59	36,051	1.33		(0.45)	59
01/31/17	4.48	(0.02)	1.66	1.64	—	—	—	—	6.12	36.61 (3)	43,656	1.31		(0.47)	56
01/31/18	6.12	(0.03)	1.99	1.96	—	—	(0.93)	(0.93)	7.15	32.98	55,756	1.30		(0.47)	56
01/31/19	7.15	(0.01)	(0.19)	(0.20)	—	—	(1.00)	(1.00)	5.95	(2.62)	51,259	1.29		(0.21)	35
01/31/20	5.95	0.04	2.17	2.21	—	—	(0.75)	(0.75)	7.41	37.93	70,583	1.31		0.53	59
07/31/20@	7.41	(0.01)	0.90	0.89	—	—	—	—	8.30	12.01	86,958	1.28	†	(0.23)†	20

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited
(1)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/16(2)	01/17(2)	01/18(2)	01/19(2)	01/20(2)	07/20†@(2)
SA Columbia Technology Class 1	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
SA Columbia Technology Class 2	0.10	0.10	0.10	0.10	0.10	0.10
SA Columbia Technology Class 3	0.10	0.10	0.10	0.10	0.10	0.10
(2)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

Portfolio	01/16	01/17	01/18	01/19	01/20	07/20†@
SA Columbia Technology Class 1	0.03%	0.02%	0.02%	0.01%	0.01%	0.01%
SA Columbia Technology Class 2	0.03	0.02	0.02	0.01	0.01	0.01
SA Columbia Technology Class 3	0.03	0.02	0.02	0.01	0.01	0.01
(3)	The Portfolio’s performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

637

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations		Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover

SA DFA Ultra Short Bond Portfolio — Class 1
01/31/16	$10.56	$(0.02)	$0.00	$(0.02	)(2)	$—	$—	$—	$—	$10.54	(0.19)%	$63,380	0.45	%(1)	(0.19	)%(1)	—%
01/31/17	10.54	0.04	(0.04)	0.00		—	—	—	—	10.54	0.00	304,376	0.50	(1)	0.41	(1)	51	(3)
01/31/18	10.54	0.09	(0.04)	0.05		(0.03)	—	—	(0.03)	10.56	0.51	215,125	0.50		0.89		89	(3)
01/31/19	10.56	0.18	0.02	0.20		(0.12)	—	—	(0.12)	10.64	1.90	208,490	0.50		1.65		72	(3)
01/31/20	10.64	0.20	0.02	0.22		(0.21)	—	—	(0.21)	10.65	2.08	170,367	0.51		1.85		35	(3)
07/31/20@	10.65	0.03	(0.00)	0.03		—	—	—	—	10.68	0.28	149,262	0.51	†	0.59	†	88

SA DFA Ultra Short Bond Portfolio — Class 2
01/31/16	10.46	(0.04)	0.00	(0.04	)(2)	—	—	—	—	10.42	(0.38)	20,166	0.60	(1)	(0.34	)(1)	—
01/31/17	10.42	0.01	(0.02)	(0.01)		—	—	—	—	10.41	(0.10)	15,865	0.65	(1)	0.14	(1)	51	(3)
01/31/18	10.41	0.08	(0.04)	0.04		(0.01)	—	—	(0.01)	10.44	0.42	14,206	0.65		0.76		89	(3)
01/31/19	10.44	0.16	0.01	0.17		(0.10)	—	—	(0.10)	10.51	1.68	15,715	0.65		1.52		72	(3)
01/31/20	10.51	0.18	0.02	0.20		(0.19)	—	—	(0.19)	10.52	1.95	14,150	0.66		1.69		35	(3)
07/31/20@	10.52	0.02	(0.00)	0.02		—	—	—	—	10.54	0.19	15,153	0.66	†	0.41	†	88

SA DFA Ultra Short Bond Portfolio — Class 3
01/31/16	10.39	(0.04)	(0.01)	(0.05	)(2)	—	—	—	—	10.34	(0.48)	249,970	0.70	(1)	(0.44	)(1)	—
01/31/17	10.34	0.00	(0.02)	(0.02)		—	—	—	—	10.32	(0.19)	201,194	0.75	(1)	0.03	(1)	51	(3)
01/31/18	10.32	0.07	(0.04)	0.03		(0.00)	—	—	(0.00)	10.35	0.32	175,836	0.75		0.66		89	(3)
01/31/19	10.35	0.15	0.01	0.16		(0.09)	—	—	(0.09)	10.42	1.56	184,763	0.75		1.41		72	(3)
01/31/20	10.42	0.17	0.02	0.19		(0.19)	—	—	(0.19)	10.42	1.80	190,713	0.76		1.58		35	(3)
07/31/20@	10.42	0.02	(0.00)	0.02		—	—	—	—	10.44	0.19	224,530	0.76	†	0.30	†	88

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited
(1)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/16	01/17
SA DFA Ultra Short Bond Class 1	0.08%	0.01%
SA DFA Ultra Short Bond Class 2	0.07	0.02
SA DFA Ultra Short Bond Class 3	0.08	0.02

(2)	Includes the effect of a merger.
(3)	Portfolio Turnover as previously disclosed in the January 31, 2020, 2019, 2018 and 2017 financial statements has been corrected to exclude the impact of purchases and sales of short-term securities.

See Notes to Financial Statements

638

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover

SA Dogs of Wall Street Portfolio — Class 1
01/31/16	$12.98	$0.31	$(0.00)	$0.31	$(0.26)	$—	$(0.91)	$(1.17)	$12.12	2.38%	$183,901	0.64%		2.43%		68%
01/31/17	12.12	0.34	2.23	2.57	(0.31)	—	(0.72)	(1.03)	13.66	21.56	186,426	0.64		2.51		61
01/31/18	13.66	0.34	2.70	3.04	(0.35)	—	(1.21)	(1.56)	15.14	23.41	192,395	0.64		2.37		56
01/31/19	15.14	0.34	(0.02)	0.32	(0.37)	—	(1.76)	(2.13)	13.33	1.89	184,706	0.64		2.40		75
01/31/20	13.33	0.35	1.40	1.75	(0.38)	—	(0.92)	(1.30)	13.78	13.01	184,213	0.65		2.46		68
07/31/20@	13.78	0.17	(0.85)	(0.68)	—	—	—	—	13.10	(4.93)	189,750	0.65	†	2.76	†	36

SA Dogs of Wall Street Portfolio — Class 2
01/31/16	12.95	0.30	(0.00)	0.30	(0.24)	—	(0.91)	(1.15)	12.10	2.28	6,464	0.79		2.30		68
01/31/17	12.10	0.32	2.22	2.54	(0.29)	—	(0.72)	(1.01)	13.63	21.32	7,293	0.79		2.36		61
01/31/18	13.63	0.32	2.70	3.02	(0.33)	—	(1.21)	(1.54)	15.11	23.28	7,666	0.79		2.22		56
01/31/19	15.11	0.32	(0.02)	0.30	(0.35)	—	(1.76)	(2.11)	13.30	1.72	6,109	0.79		2.25		75
01/31/20	13.30	0.33	1.40	1.73	(0.36)	—	(0.92)	(1.28)	13.75	12.85	5,552	0.80		2.31		68
07/31/20@	13.75	0.16	(0.85)	(0.69)	—	—	—	—	13.06	(5.02)	4,942	0.80	†	2.62	†	36

SA Dogs of Wall Street Portfolio — Class 3
01/31/16	12.89	0.28	0.01	0.29	(0.23)	—	(0.91)	(1.14)	12.04	2.23	123,619	0.89		2.19		68
01/31/17	12.04	0.30	2.20	2.50	(0.28)	—	(0.72)	(1.00)	13.54	21.09	160,177	0.89		2.25		61
01/31/18	13.54	0.30	2.69	2.99	(0.32)	—	(1.21)	(1.53)	15.00	23.20	177,980	0.89		2.12		56
01/31/19	15.00	0.30	(0.02)	0.28	(0.33)	—	(1.76)	(2.09)	13.19	1.64	156,440	0.89		2.15		75
01/31/20	13.19	0.31	1.38	1.69	(0.34)	—	(0.92)	(1.26)	13.62	12.72	169,757	0.90		2.21		68
07/31/20@	13.62	0.15	(0.84)	(0.69)	—	—	—	—	12.93	(5.07)	169,258	0.90	†	2.51	†	36

SA Emerging Markets Equity Index Portfolio — Class 1
05/01/18#- 01/31/19	15.00	0.17	(0.94)	(0.77)	(0.17)	(0.01)	—	(0.18)	14.05	(5.01)	86,851	0.58	†(1)	1.64	†(1)	0
01/31/20	14.05	0.32	(0.12)	0.20	—	—	—	—	14.25	1.42	85,824	0.58	(1)	2.27	(1)	21
07/31/20@	14.25	0.15	0.29	0.44	—	—	—	—	14.69	3.09	92,382	0.58	†(1)	2.37	†(1)	17

SA Emerging Markets Equity Index Portfolio — Class 3
05/01/18#- 01/31/19	15.00	0.10	(0.90)	(0.80)	(0.15)	(0.01)	—	(0.16)	14.04	(5.24)	677	0.83	†(1)	1.07	†(1)	0
01/31/20	14.04	0.27	(0.10)	0.17	—	—	—	—	14.21	1.21	3,066	0.83	(1)	2.01	(1)	21
07/31/20@	14.21	0.14	0.28	0.42	—	—	—	—	14.63	2.96	4,429	0.83	†(1)	2.20	†(1)	17

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
#	Commencement of operations.
@	Unaudited
(1)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/19†	01/20	07/20†@
SA Emerging Markets Equity Index Class 1	0.28%	0.25%	0.07%
SA Emerging Markets Equity Index Class 3	0.45	0.24	0.05

See Notes to Financial Statements

639

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover

SA Federated Hermes Corporate Bond Portfolio# — Class 1
01/31/16	$13.81	$0.57	$(1.02)	$(0.45)	$(0.53)	$—	$(0.04)	$(0.57)	$12.79	(3.32)%	$962,298	0.54%		4.27%		18%
01/31/17	12.79	0.58	0.66	1.24	(0.64)	—	—	(0.64)	13.39	9.67	720,862	0.54		4.23		22
01/31/18	13.39	0.55	0.16	0.71	(0.63)	—	(0.06)	(0.69)	13.41	5.30	695,388	0.54		4.01		17
01/31/19	13.41	0.54	(0.48)	0.06	(0.57)	—	(0.10)	(0.67)	12.80	0.62	651,912	0.55		4.15		11
01/31/20	12.80	0.55	1.17	1.72	(0.73)	—	—	(0.73)	13.79	13.61	474,859	0.55		3.99		13
07/31/20@	13.79	0.26	0.35	0.61	—	—	—	—	14.40	4.42	509,037	0.56	†	3.82	†	10

SA Federated Hermes Corporate Bond Portfolio# — Class 2
01/31/16	13.79	0.56	(1.02)	(0.46)	(0.51)	—	(0.04)	(0.55)	12.78	(3.43)	24,136	0.69		4.12		18
01/31/17	12.78	0.55	0.67	1.22	(0.62)	—	—	(0.62)	13.38	9.50	23,588	0.69		4.06		22
01/31/18	13.38	0.53	0.15	0.68	(0.60)	—	(0.06)	(0.66)	13.40	5.12	21,287	0.69		3.86		17
01/31/19	13.40	0.52	(0.48)	0.04	(0.55)	—	(0.10)	(0.65)	12.79	0.43	17,852	0.70		4.00		11
01/31/20	12.79	0.52	1.17	1.69	(0.70)	—	—	(0.70)	13.78	13.44	18,307	0.70		3.82		13
07/31/20@	13.78	0.25	0.35	0.60	—	—	—	—	14.38	4.35	17,753	0.71	†	3.68	†	10

SA Federated Hermes Corporate Bond Portfolio# — Class 3
01/31/16	13.72	0.54	(1.02)	(0.48)	(0.49)	—	(0.04)	(0.53)	12.71	(3.54)	819,716	0.79		4.02		18
01/31/17	12.71	0.53	0.67	1.20	(0.60)	—	—	(0.60)	13.31	9.45	886,503	0.79		3.96		22
01/31/18	13.31	0.51	0.15	0.66	(0.59)	—	(0.06)	(0.65)	13.32	5.01	904,313	0.79		3.76		17
01/31/19	13.32	0.51	(0.48)	0.03	(0.54)	—	(0.10)	(0.64)	12.71	0.34	773,634	0.80		3.90		11
01/31/20	12.71	0.50	1.17	1.67	(0.69)	—	—	(0.69)	13.69	13.33	864,347	0.80		3.72		13
07/31/20@	13.69	0.24	0.35	0.59	—	—	—	—	14.28	4.31	857,769	0.81	†	3.58	†	10

#	See Note 1
*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited

See Notes to Financial Statements

640

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover

SA Fidelity Institutional AM® International Growth Portfolio — Class 1
05/01/19# -01/31/20	15.00	0.06	1.69	1.75	(0.06)	—	(0.02)	(0.08)	16.67	11.68	313,927	0.88	†(2)	0.56	†(2)	90
07/31/20@	16.67	0.08	0.85	0.93	—	—	—	—	17.60	5.58	341,298	0.88	†(1)(2)	1.01	†(1)(2)	76

SA Fidelity Institutional AM® International Growth Portfolio — Class 3
05/01/19# -01/31/20	15.00	0.01	1.73	1.74	(0.05)	—	(0.02)	(0.07)	16.67	11.59	1,346	1.13	†(2)	0.11	†(2)	90
07/31/20@	16.67	0.06	0.85	0.91	—	—	—	—	17.58	5.46	2,156	1.13	†(1)(2)	0.82	†(1)(2)	76

SA Fidelity Institutional AM® Real Estate Portfolio — Class 1
01/31/16	17.68	0.33	(1.71)	(1.38)	(0.30)	—	(1.56)	(1.86)	14.44	(7.86)	197,728	0.80	(1)	2.09	(1)	75
01/31/17	14.44	0.37	1.39	1.76	(0.37)	—	(0.79)	(1.16)	15.04	12.01	177,817	0.80	(1)	2.36	(1)	77
01/31/18	15.04	0.28	0.03	0.31	(0.45)	—	(2.12)	(2.57)	12.78	1.71	84,195	0.81	(1)	1.81	(1)	47
01/31/19	12.78	0.27	0.80	1.07	(0.33)	—	(0.91)	(1.24)	12.61	8.66	81,478	0.82	(1)	2.14	(1)	53
01/31/20	12.61	0.25	1.64	1.89	(0.32)	—	(0.04)	(0.36)	14.14	15.10	88,455	0.83	(1)	1.86	(1)	47
07/31/20@	14.14	0.16	(1.33)	(1.17)	—	—	—	—	12.97	(8.27)	102,502	0.84	†(1)	2.76	†(1)	30

SA Fidelity Institutional AM® Real Estate Portfolio — Class 2
01/31/16	17.63	0.31	(1.71)	(1.40)	(0.27)	—	(1.56)	(1.83)	14.40	(7.99)	6,760	0.95	(1)	1.93	(1)	75
01/31/17	14.40	0.33	1.41	1.74	(0.35)	—	(0.79)	(1.14)	15.00	11.87	6,379	0.95	(1)	2.13	(1)	77
01/31/18	15.00	0.25	0.03	0.28	(0.42)	—	(2.12)	(2.54)	12.74	1.51	5,208	0.96	(1)	1.66	(1)	47
01/31/19	12.74	0.25	0.80	1.05	(0.30)	—	(0.91)	(1.21)	12.58	8.57	4,777	0.97	(1)	1.99	(1)	53
01/31/20	12.58	0.23	1.63	1.86	(0.30)	—	(0.04)	(0.34)	14.10	14.88	4,677	0.98	(1)	1.71	(1)	47
07/31/20@	14.10	0.15	(1.32)	(1.17)	—	—	—	—	12.93	(8.30)	4,122	0.99	†(1)	2.53	†(1)	30

SA Fidelity Institutional AM® Real Estate Portfolio — Class 3
01/31/16	17.54	0.29	(1.70)	(1.41)	(0.25)	—	(1.56)	(1.81)	14.32	(8.08)	219,487	1.05	(1)	1.84	(1)	75
01/31/17	14.32	0.31	1.40	1.71	(0.33)	—	(0.79)	(1.12)	14.91	11.72	217,992	1.05	(1)	2.01	(1)	77
01/31/18	14.91	0.23	0.04	0.27	(0.41)	—	(2.12)	(2.53)	12.65	1.44	202,667	1.06	(1)	1.56	(1)	47
01/31/19	12.65	0.24	0.79	1.03	(0.29)	—	(0.91)	(1.20)	12.48	8.43	184,382	1.07	(1)	1.89	(1)	53
01/31/20	12.48	0.22	1.62	1.84	(0.28)	—	(0.04)	(0.32)	14.00	14.85	180,473	1.08	(1)	1.61	(1)	47
07/31/20@	14.00	0.14	(1.32)	(1.18)	—	—	—	—	12.82	(8.43)	166,637	1.09	†(1)	2.42	†(1)	30

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
#	Commencement of operations.
@	Unaudited
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

Portfolio	01/16	01/17	01/18	01/19	01/20	07/20†@
SA Fidelity Institutional AM® International Growth Class 1	—%	—%	—%	—%	—%	0.00%
SA Fidelity Institutional AM® International Growth Class 3	—	—	—	—	—	0.00
SA Fidelity Institutional AM® Real Estate Class 1	0.01	0.01	0.01	0.01	0.01	0.00
SA Fidelity Institutional AM® Real Estate Class 2	0.01	0.01	0.01	0.01	0.01	0.00
SA Fidelity Institutional AM® Real Estate Class 3	0.01	0.01	0.01	0.01	0.01	0.00

(2)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/20†	07/20†@(1)
SA Fidelity Institutional AM® International Growth Class 1	0.05%	(0.02)%
SA Fidelity Institutional AM® International Growth Class 3	0.16	(0.02)

See Notes to Financial Statements

641

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets(1)		Ratio of net investment income to average net assets(1)		Portfolio turnover

SA Fixed Income Index Portfolio — Class 1
02/06/17#- 01/31/18	$10.00	$0.20	$(0.05)	$0.15	$—	$—	$—	$—	$10.15	1.50%	$303,097	0.34	%†	2.03	%†	19%
01/31/19	10.15	0.23	(0.07)	0.16	(0.33)	—	—	(0.33)	9.98	1.66 (2)	413,644	0.34		2.35		12
01/31/20	9.98	0.25	0.78	1.03	(0.02)	—	—	(0.02)	10.99	10.34	508,954	0.34		2.37		24
07/31/20@	10.99	0.12	0.63	0.75	—	—	—	—	11.74	6.82	549,759	0.34	†	2.17	†	15

SA Fixed Income Index Portfolio — Class 3
02/06/17#- 01/31/18	10.00	0.16	(0.04)	0.12	—	—	—	—	10.12	1.20	1,474	0.59	†	1.79	†	19
01/31/19	10.12	0.20	(0.06)	0.14	(0.29)	—	—	(0.29)	9.97	1.41 (2)	9,569	0.59		2.12		12
01/31/20	9.97	0.21	0.80	1.01	(0.02)	—	—	(0.02)	10.96	10.12	28,244	0.59		2.10		24
07/31/20@	10.96	0.10	0.63	0.73	—	—	—	—	11.69	6.66	46,156	0.59	†	1.91	†	15

SA Fixed Income Intermediate Index Portfolio — Class 1
10/06/17#- 01/31/18	10.00	0.05	(0.19)	(0.14)	—	—	—	—	9.86	(1.40)	238,098	0.34	†	1.58	†	8
01/31/19	9.86	0.20	0.03	0.23	(0.23)	—	—	(0.23)	9.86	2.32	275,675	0.34		2.01		23
01/31/20	9.86	0.21	0.46	0.67	(0.02)	—	—	(0.02)	10.51	6.77	355,130	0.34		2.07		24
07/31/20@	10.51	0.10	0.38	0.48	—	—	—	—	10.99	4.57	364,036	0.34	†	1.87	†	12

SA Fixed Income Intermediate Index Portfolio — Class 3
10/06/17#- 01/31/18	10.00	0.04	(0.18)	(0.14)	—	—	—	—	9.86	(1.40)	1,412	0.59	†	1.37	†	8
01/31/19	9.86	0.17	0.03	0.20	(0.20)	—	—	(0.20)	9.86	2.03	10,426	0.59		1.80		23
01/31/20	9.86	0.18	0.46	0.64	(0.01)	—	—	(0.01)	10.49	6.54	21,526	0.59		1.81		24
07/31/20@	10.49	0.08	0.37	0.45	—	—	—	—	10.94	4.29	34,044	0.59	†	1.60	†	12

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
#	Commencement of operations.
@	Unaudited
(1)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/18†	01/19	01/20	07/20†@
SA Fixed Income Index Class 1	0.03%	0.04%	0.03%	0.02%
SA Fixed Income Index Class 3	0.10	0.04	0.03	0.02
SA Fixed Income Intermediate Index Class 1	0.09	0.05	0.04	0.03
SA Fixed Income Intermediate Index Class 3	0.75	0.06	0.04	0.03

(2)	The Portfolio’s performance figure was increased by less than 0.01% from payment by an affiliate.

See Notes to Financial Statements

642

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover

SA Franklin Small Company Value Portfolio — Class 1
01/31/16	$23.45	$0.14	$(1.56)	$(1.42)	$(0.08)	$—	$(1.72)	$(1.80)	$20.23	(6.66)%	$235,150	0.99%		0.60%		41%
01/31/17	20.23	0.12	7.18	7.30	(0.17)	—	(2.60)	(2.77)	24.76	37.51	212,319	0.99		0.52		27
01/31/18	24.76	0.24	2.22	2.46	(0.16)	—	(3.15)	(3.31)	23.91	10.66	149,189	0.99	(1)	0.96	(1)	31
01/31/19	23.91	0.19	(1.36)	(1.17)	(0.24)	—	(3.28)	(3.52)	19.22	(5.24)	133,394	0.97	(1)	0.84	(1)	57
01/31/20	19.22	0.24	1.84	2.08	(0.20)	—	(3.03)	(3.23)	18.07	10.42	134,974	0.98	(1)	1.21	(1)	48
07/31/20@	18.07	0.09	(2.23)	(2.14)	—	—	—	—	15.93	(11.84)	120,602	1.01	†(1)	1.16	†(1)	33

SA Franklin Small Company Value Portfolio — Class 3
01/31/16	23.28	0.08	(1.55)	(1.47)	(0.01)	—	(1.72)	(1.73)	20.08	(6.88)	203,532	1.24		0.35		41
01/31/17	20.08	0.06	7.12	7.18	(0.11)	—	(2.60)	(2.71)	24.55	37.12	225,663	1.24		0.26		27
01/31/18	24.55	0.15	2.23	2.38	(0.10)	—	(3.15)	(3.25)	23.68	10.38	223,129	1.24	(1)	0.63	(1)	31
01/31/19	23.68	0.13	(1.33)	(1.20)	(0.17)	—	(3.28)	(3.45)	19.03	(5.39)	194,190	1.21	(1)	0.59	(1)	57
01/31/20	19.03	0.19	1.83	2.02	(0.15)	—	(3.03)	(3.18)	17.87	10.18	183,707	1.23	(1)	0.97	(1)	48
07/31/20@	17.87	0.07	(2.21)	(2.14)	—	—	—	—	15.73	(11.98)	172,037	1.26	†(1)	0.91	†(1)	33

SA Franklin U.S. Equity Smart Beta Portfolio — Class 1
10/07/19#-01/31/20	15.00	0.08	0.98	1.06	(0.06)	—	—	(0.06)	16.00	7.06	129,702	0.70	†(1)	1.69	†(1)	12
07/31/20@	16.00	0.14	(0.35)	(0.21)	—	—	—	—	15.79	(1.31)	140,626	0.64	†(1)(2)	1.91	†(1)(2)	18

SA Franklin U.S. Equity Smart Beta Portfolio — Class 3
10/07/19#-01/31/20	15.00	0.05	0.99	1.04	(0.05)	—	—	(0.05)	15.99	6.95	316	0.95	†(1)	1.10	†(1)	12
07/31/20@	15.99	0.10	(0.33)	(0.23)	—	—	—	—	15.76	(1.44)	1,411	0.88	†(1)(2)	1.54	†(1)(2)	18

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
#	Commencement of operations.
@	Unaudited
(1)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/18	01/19	01/20	07/20†@(2)
SA Franklin Small Company Value Class 1	0.01%	0.05%	0.05%	0.05%
SA Franklin Small Company Value Class 3	0.01	0.05	0.05	0.05
SA Franklin U.S. Equity Smart Beta Class 1	—	—	0.02	(0.01)
SA Franklin U.S. Equity Smart Beta Class 3	—	—	1.14	(0.01)

2)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

Portfolio	07/20†@
SA Franklin U.S. Equity Smart Beta Class 1 . . . . . . . . . . . . . . . .. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	0.00%
SA Franklin U.S. Equity Smart Beta Class 3 . . . . . . . . . . . . . . . .. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	0.00

See Notes to Financial Statements

643

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets(1)		Ratio of net investment income to average net assets(1)		Portfolio turnover

SA Global Index Allocation 60/40 Portfolio — Class 1
05/01/18#- 01/31/19	$15.00	$0.25	$(0.39)	$(0.14)	$(0.44)	$—	$(0.00)	$(0.44)	$14.42	(0.73)%	$99	0.18	%†	2.35	%†	24%
01/31/20	14.42	(0.01)	1.73	1.72	—	—	(0.04)	(0.04)	16.10	11.95	111	0.18		(0.08)		19
07/31/20@	16.10	(0.01)	0.23	0.22	—	—	—	—	16.32	1.37	113	0.18	†	(0.18	)†	11

SA Global Index Allocation 60/40 Portfolio — Class 3
05/01/18#- 01/31/19	15.00	0.51	(0.68)	(0.17)	(0.39)	—	(0.00)	(0.39)	14.44	(0.94)	16,244	0.43	†	5.14	†	24
01/31/20	14.44	(0.04)	1.72	1.68	—	—	(0.04)	(0.04)	16.08	11.66	41,422	0.43		(0.30)		19
07/31/20@	16.08	(0.03)	0.23	0.20	—	—	—	—	16.28	1.24	53,168	0.43	†	(0.43	)†	11

SA Global Index Allocation 75/25 Portfolio — Class 1
05/01/18#- 01/31/19	15.00	0.33	(0.62)	(0.29)	(0.42)	—	(0.01)	(0.43)	14.28	(1.72)	114	0.18	†	2.97	†	24
01/31/20	14.28	(0.01)	1.79	1.78	—	—	(0.06)	(0.06)	16.00	12.48	175	0.18		(0.09)		17
07/31/20@	16.00	(0.01)	(0.02)	(0.03)	—	—	—	—	15.97	(0.19)	208	0.18	†	(0.18	)†	9

SA Global Index Allocation 75/25 Portfolio — Class 3
05/01/18#- 01/31/19	15.00	0.51	(0.81)	(0.30)	(0.38)	—	(0.01)	(0.39)	14.31	(1.86)	21,080	0.43	†	5.20	†	24
01/31/20	14.31	(0.05)	1.79	1.74	—	—	(0.06)	(0.06)	15.99	12.17	40,319	0.43		(0.32)		17
07/31/20@	15.99	(0.03)	(0.02)	(0.05)	—	—	—	—	15.94	(0.31)	46,152	0.43	†	(0.43	)†	9

SA Global Index Allocation 90/10 Portfolio — Class 1
05/01/18#- 01/31/19	15.00	0.30	(0.77)	(0.47)	(0.42)	—	(0.00)	(0.42)	14.11	(2.87)	114	0.18	†	2.73	†	11
01/31/20	14.11	(0.01)	1.84	1.83	—	(0.04)	(0.10)	(0.14)	15.80	13.00	781	0.18		(0.07)		12
07/31/20@	15.80	(0.01)	(0.34)	(0.35)	—	—	—	—	15.45	(2.22)	2,354	0.18	†	(0.18	)†	10

SA Global Index Allocation 90/10 Portfolio — Class 3
05/01/18#- 01/31/19	15.00	0.44	(0.93)	(0.49)	(0.37)	—	(0.00)	(0.37)	14.14	(3.01)	73,727	0.43	†	4.53	†	11
01/31/20	14.14	(0.05)	1.84	1.79	—	(0.04)	(0.10)	(0.14)	15.79	12.69	152,486	0.43		(0.35)		12
07/31/20@	15.79	(0.03)	(0.34)	(0.37)	—	—	—	—	15.42	(2.34)	166,433	0.43	†	(0.43	)†	10

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
#	Commencement of operations.
@	Unaudited
(1)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/19†	01/20	07/20†@
SA Global Index Allocation 60/40 Class 1	1.96%	0.23%	0.12%
SA Global Index Allocation 60/40 Class 3	0.98	0.23	0.12
SA Global Index Allocation 75/25 Class 1	2.08	0.21	0.14
SA Global Index Allocation 75/25 Class 3	0.80	0.21	0.14
SA Global Index Allocation 90/10 Class 1	0.74	0.01	(0.01)
SA Global Index Allocation 90/10 Class 3	0.17	0.01	(0.01)

See Notes to Financial Statements

644

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover

SA Goldman Sachs Global Bond Portfolio — Class 1
01/31/16	$11.03	$0.11	$(0.25)	$(0.14)	$—	$—	$(0.05)	$(0.05)	$10.84	(1.28)%	$224,593	0.69%		0.99%		99%
01/31/17	10.84	0.08	0.03	0.11	(0.03)	—	—	(0.03)	10.92	1.03	178,675	0.68		0.71		115
01/31/18	10.92	0.11	0.70	0.81	(0.34)	—	—	(0.34)	11.39	7.53	133,158	0.71		0.93		125
01/31/19	11.39	0.09	(0.37)	(0.28)	(0.43)	—	—	(0.43)	10.68	(2.27)	118,671	0.75		0.87		135
01/31/20	10.68	0.12	0.61	0.73	—	—	—	—	11.41	6.84	101,220	0.73		1.11		288
07/31/20@	11.41	0.05	0.70	0.75	—	—	—	—	12.16	6.57	93,167	0.76	†	0.92	†	161

SA Goldman Sachs Global Bond Portfolio — Class 2
01/31/16	10.95	0.09	(0.25)	(0.16)	—	—	(0.05)	(0.05)	10.74	(1.48)	7,169	0.84		0.85		99
01/31/17	10.74	0.06	0.03	0.09	(0.01)	—	—	(0.01)	10.82	0.87	6,249	0.83		0.57		115
01/31/18	10.82	0.09	0.69	0.78	(0.32)	—	—	(0.32)	11.28	7.31	6,084	0.86		0.78		125
01/31/19	11.28	0.08	(0.37)	(0.29)	(0.41)	—	—	(0.41)	10.58	(2.37)	5,336	0.90		0.72		135
01/31/20	10.58	0.10	0.61	0.71	—	—	—	—	11.29	6.71	5,016	0.88		0.95		288
07/31/20@	11.29	0.04	0.69	0.73	—	—	—	—	12.02	6.47	4,936	0.91	†	0.77	†	161

SA Goldman Sachs Global Bond Portfolio — Class 3
01/31/16	10.86	0.08	(0.24)	(0.16)	—	—	(0.05)	(0.05)	10.65	(1.49)	262,904	0.94		0.75		99
01/31/17	10.65	0.05	0.03	0.08	(0.01)	—	—	(0.01)	10.72	0.73	298,933	0.93		0.46		115
01/31/18	10.72	0.07	0.69	0.76	(0.31)	—	—	(0.31)	11.17	7.23	315,873	0.96		0.68		125
01/31/19	11.17	0.07	(0.37)	(0.30)	(0.40)	—	—	(0.40)	10.47	(2.48)	269,700	1.00		0.62		135
01/31/20	10.47	0.09	0.60	0.69	—	—	—	—	11.16	6.59	289,824	0.98		0.85		288
07/31/20@	11.16	0.04	0.68	0.72	—	—	—	—	11.88	6.45	284,614	1.01	†	0.67	†	161

SA Goldman Sachs Multi-Asset Insights Portfolio — Class 1
10/06/17#- 01/31/18	10.00	0.02	0.60	0.62	(0.03)	—	(0.03)	(0.06)	10.56	6.23	108	0.81	†(1)	0.64	†(1)	46
01/31/19	10.56	0.10	(0.60)	(0.50)	(0.12)	—	(0.10)	(0.22)	9.84	(4.60)	108	0.81	(1)	0.96	(1)	167
01/31/20	9.84	0.13	0.92	1.05	(0.22)	—	(0.04)	(0.26)	10.63	10.69	119	0.81	(1)	1.23	(1)	146
07/31/20@	10.63	0.04	0.09	0.13	—	—	—	—	10.76	1.22	120	0.81	†(1)	0.71	†(1)	80

SA Goldman Sachs Multi-Asset Insights Portfolio — Class 3
10/06/17#- 01/31/18	10.00	0.01	0.60	0.61	(0.02)	—	(0.03)	(0.05)	10.56	6.17	11,601	1.06	†(1)	0.41	†(1)	46
01/31/19	10.56	0.07	(0.59)	(0.52)	(0.10)	—	(0.10)	(0.20)	9.84	(4.86)	21,985	1.06	(1)	0.72	(1)	167
01/31/20	9.84	0.09	0.93	1.02	(0.20)	—	(0.04)	(0.24)	10.62	10.36	33,620	1.06	(1)	0.93	(1)	146
07/31/20@	10.62	0.02	0.10	0.12	—	—	—	—	10.74	1.13	35,945	1.06	†(1)	0.46	†(1)	80

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
#	Commencement of operations.
@	Unaudited
(1)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/18†	01/19	01/20	07/20†@
SA Goldman Sachs Multi-Asset Insights Class 1	2.09%	0.61%	0.28%	0.27%
SA Goldman Sachs Multi-Asset Insights Class 3	2.10	0.56	0.29	0.27

See Notes to Financial Statements

645

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover

SA Index Allocation 60/40 Portfolio — Class 1
02/06/17#- 01/31/18	$10.00	$0.07	$1.40	$1.47	$(0.10)	$—	$(0.08)	$(0.18)	$11.29	14.73%	$152	0.18	%†(1)	0.63	%†(1)	36%
01/31/19	11.29	0.23	(0.53)	(0.30)	(0.36)	—	(0.06)	(0.42)	10.57	(2.36)	148	0.18	(1)	2.13	(1)	20
01/31/20	10.57	(0.01)	1.48	1.47	—	—	(0.08)	(0.08)	11.96	13.97	167	0.18	(1)	(0.09	)(1)	16
07/31/20@	11.96	(0.01)	0.33	0.32	—	—	—	—	12.28	2.68	172	0.18	(1)	(0.18	)(1)	10

SA Index Allocation 60/40 Portfolio — Class 3
02/06/17#- 01/31/18	10.00	0.09	1.36	1.45	(0.08)	—	(0.08)	(0.16)	11.29	14.49	34,950	0.43	†(1)	0.94	†(1)	36
01/31/19	11.29	0.32	(0.65)	(0.33)	(0.31)	—	(0.06)	(0.37)	10.59	(2.64)	81,977	0.43	(1)	3.00	(1)	20
01/31/20	10.59	(0.04)	1.48	1.44	—	—	(0.08)	(0.08)	11.95	13.66	143,258	0.43	(1)	(0.31	)(1)	16
07/31/20@	11.95	(0.02)	0.33	0.31	—	—	—	—	12.26	2.59	162,829	0.43	(1)	(0.43	)(1)	10

SA Index Allocation 80/20 Portfolio — Class 1
02/06/17#- 01/31/18	10.00	0.07	1.85	1.92	(0.13)	—	(0.06)	(0.19)	11.73	19.32	119	0.18	†(1)	0.70	†(1)	23
01/31/19	11.73	0.46	(0.96)	(0.50)	(0.38)	—	(0.08)	(0.46)	10.77	(4.00)	1,099	0.18	(1)	4.40	(1)	16
01/31/20	10.77	(0.01)	1.65	1.64	—	—	(0.10)	(0.10)	12.31	15.28	1,797	0.16	(1)	(0.08	)(1)	13
07/31/20@	12.31	(0.01)	0.10	0.09	—	—	—	—	12.40	0.73	2,043	0.14	†	(0.14	)†	7

SA Index Allocation 80/20 Portfolio — Class 3
02/06/17#- 01/31/18	10.00	0.16	1.73	1.89	(0.11)	—	(0.06)	(0.17)	11.72	18.97	79,690	0.43	†(1)	1.62	†(1)	23
01/31/19	11.72	0.31	(0.83)	(0.52)	(0.33)	—	(0.08)	(0.41)	10.79	(4.24)	166,667	0.43	(1)	2.81	(1)	16
01/31/20	10.79	(0.04)	1.66	1.62	—	—	(0.10)	(0.10)	12.31	15.06	266,559	0.41	(1)	(0.33	)(1)	13
07/31/20@	12.31	(0.02)	0.09	0.07	—	—	—	—	12.38	0.57	296,976	0.39	†	(0.39	)†	7

SA Index Allocation 90/10 Portfolio — Class 1
02/06/17#- 01/31/18	10.00	0.15	2.02	2.17	(0.16)	—	(0.06)	(0.22)	11.95	21.78	268	0.18	†(1)	1.36	†(1)	18
01/31/19	11.95	0.33	(0.96)	(0.63)	(0.39)	—	(0.08)	(0.47)	10.85	(4.96)	1,737	0.13	(1)	3.09	(1)	14
01/31/20	10.85	(0.01)	1.75	1.74	—	—	(0.12)	(0.12)	12.47	16.04	2,645	0.13		(0.04)		12
07/31/20@	12.47	(0.01)	(0.05)	(0.06)	—	—	—	—	12.41	(0.48)	3,624	0.12	†	(0.12	)†	8

SA Index Allocation 90/10 Portfolio — Class 3
02/06/17#- 01/31/18	10.00	0.19	1.95	2.14	(0.13)	—	(0.06)	(0.19)	11.95	21.53	222,233	0.43	†(1)	1.87	†(1)	18
01/31/19	11.95	0.31	(0.97)	(0.66)	(0.33)	—	(0.08)	(0.41)	10.88	(5.20)	457,590	0.39	(1)	2.83	(1)	14
01/31/20	10.88	(0.04)	1.75	1.71	—	—	(0.12)	(0.12)	12.47	15.72	702,768	0.38		(0.31)		12
07/31/20@	12.47	(0.02)	(0.05)	(0.07)	—	—	—	—	12.40	(0.56)	761,014	0.37	†	(0.37	)†	8

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
#	Commencement of operations.
@	Unaudited
(1)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/18†	01/19	01/20	07/20†@
SA Index Allocation 60/40 Class 1	1.26%	0.03%	0.00%	(0.01)%
SA Index Allocation 60/40 Class 3	0.39	0.02	0.01	(0.01)
SA Index Allocation 80/20 Class 1	1.18	(0.02)	(0.01)	—
SA Index Allocation 80/20 Class 3	0.13	(0.02)	(0.01)	—
SA Index Allocation 90/10 Class 1	0.46	(0.00)	—	—
SA Index Allocation 90/10 Class 3	0.01	(0.00)	—	—

See Notes to Financial Statements

646

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover

SA International Index Portfolio — Class 1
02/06/17#- 01/31/18	$10.00	$0.24	$2.15	$2.39	$(0.23)	$—	$(0.03)	$(0.26)	$12.13	24.09%	$389,353	0.52	%†(1)	2.23	%†(1)	15%
01/31/19	12.13	0.26	(1.83)	(1.57)	(0.23)	—	(0.02)	(0.25)	10.31	(12.86)	404,611	0.52	(1)	2.36	(1)	8
01/31/20	10.31	0.27	0.84	1.11	(0.01)	—	—	(0.01)	11.41	10.78	522,664	0.51	(1)	2.44	(1)	12
07/31/20@	11.41	0.13	(0.90)	(0.77)	—	—	—	—	10.64	(6.75)	554,598	0.49	†	2.55	†	7

SA International Index Portfolio — Class 3
02/06/17#- 01/31/18	10.00	0.18	2.18	2.36	(0.21)	—	(0.03)	(0.24)	12.12	23.73	402	0.77	†(1)	1.68	†(1)	15
01/31/19	12.12	0.18	(1.77)	(1.59)	(0.20)	—	(0.02)	(0.22)	10.31	(13.03)	1,593	0.77	(1)	1.78	(1)	8
01/31/20	10.31	0.18	0.90	1.08	(0.01)	—	—	(0.01)	11.38	10.46	5,136	0.75	(1)	1.76	(1)	12
07/31/20@	11.38	0.11	(0.89)	(0.78)	—	—	—	—	10.60	(6.85)	6,206	0.74	†	2.28	†	7

SA Invesco Growth Opportunities Portfolio — Class 1
01/31/16	9.12	(0.04)	(0.79)	(0.83)	—	—	(1.16)	(1.16)	7.13	(10.51)	97,228	0.79	(2)	(0.44	)(2)	60
01/31/17	7.13	(0.02)	1.45	1.43	—	—	(0.66)	(0.66)	7.90	20.62	105,375	0.79	(2)	(0.31	)(2)	57
01/31/18	7.90	(0.03)	2.03	2.00	—	—	(0.30)	(0.30)	9.60	25.64	121,703	0.79	(2)	(0.38	)(2)	38
01/31/19	9.60	(0.03)	0.31	0.28	—	—	(1.07)	(1.07)	8.81	2.50	151,042	0.79	(2)	(0.37	)(2)	69
01/31/20	8.81	(0.03)	1.27	1.24	—	—	(1.29)	(1.29)	8.76	14.74	152,418	0.80	(2)	(0.36	)(2)	81
07/31/20@	8.76	(0.02)	0.97	0.95	—	—	—	—	9.71	10.84	149,210	0.81	†	(0.39	)†	43

SA Invesco Growth Opportunities Portfolio — Class 2
01/31/16	8.88	(0.05)	(0.76)	(0.81)	—	—	(1.16)	(1.16)	6.91	(10.57)	2,989	0.94	(2)	(0.58	)(2)	60
01/31/17	6.91	(0.03)	1.40	1.37	—	—	(0.66)	(0.66)	7.62	20.40	3,026	0.94	(2)	(0.46	)(2)	57
01/31/18	7.62	(0.04)	1.96	1.92	—	—	(0.30)	(0.30)	9.24	25.53	3,134	0.94	(2)	(0.52	)(2)	38
01/31/19	9.24	(0.05)	0.30	0.25	—	—	(1.07)	(1.07)	8.42	2.26	2,977	0.94	(2)	(0.52	)(2)	69
01/31/20	8.42	(0.05)	1.22	1.17	—	—	(1.29)	(1.29)	8.30	14.60	2,997	0.95	(2)	(0.51	)(2)	81
07/31/20@	8.30	(0.02)	0.92	0.90	—	—	—	—	9.20	10.84	3,181	0.96	†	(0.55	)†	43

SA Invesco Growth Opportunities Portfolio — Class 3
01/31/16	8.74	(0.06)	(0.74)	(0.80)	—	—	(1.16)	(1.16)	6.78	(10.63)	151,349	1.04	(2)	(0.68	)(2)	60
01/31/17	6.78	(0.04)	1.38	1.34	—	—	(0.66)	(0.66)	7.46	20.35	166,823	1.04	(2)	(0.56	)(2)	57
01/31/18	7.46	(0.05)	1.91	1.86	—	—	(0.30)	(0.30)	9.02	25.27	173,168	1.04	(2)	(0.62	)(2)	38
01/31/19	9.02	(0.06)	0.30	0.24	—	—	(1.07)	(1.07)	8.19	2.21	150,700	1.04	(2)	(0.62	)(2)	69
01/31/20	8.19	(0.05)	1.18	1.13	—	—	(1.29)	(1.29)	8.03	14.52	144,121	1.05	(2)	(0.61	)(2)	81
07/31/20@	8.03	(0.02)	0.88	0.86	—	—	—	—	8.89	10.71	142,104	1.06	†	(0.64	)†	43

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
#	Commencement of operations.
@	Unaudited
(1)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/18†	01/19	01/20
SA International Index Class 1	0.06%	(0.02)%	(0.01)%
SA International Index Class 3	0.37	(0.02)	(0.01)

(2)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

Portfolio	01/16	01/17	01/18	01/19	01/20
SA Invesco Growth Opportunities Class 1	0.01%	0.01%	0.00%	0.00%	0.00%
SA Invesco Growth Opportunities Class 2	0.01	0.01	0.00	0.00	0.00
SA Invesco Growth Opportunities Class 3	0.01	0.01	0.00	0.00	0.00

See Notes to Financial Statements

647

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover

SA Invesco VCP Equity-Income Portfolio — Class 1
09/26/16#- 01/31/17	$11.70	$0.06	$0.79	$0.85	$—	$—	$—	$—	$12.55	7.26%	$107	0.86	%†(2)	1.31	%†(2)	179%
01/31/18	12.55	0.20	1.51	1.71	(0.12)	—	—	(0.12)	14.14	13.67	124	0.83	(1)(2)	1.50	(1)(2)	151
01/31/19	14.14	0.21	(1.33)	(1.12)	(0.43)	—	(0.36)	(0.79)	12.23	(7.79)	130	0.83	(1)(2)	1.59	(1)(2)	147
01/31/20	12.23	0.20	0.79	0.99	(0.22)	—	(0.11)	(0.33)	12.89	8.03	229	0.83	(1)(2)	1.55	(1)(2)	158
07/31/20@	12.89	0.10	(1.26)	(1.16)	—	—	—	—	11.73	(9.00)	253	0.84	†(1)	1.74	†(1)	76

SA Invesco VCP Equity-Income Portfolio — Class 3
01/31/16	11.41	0.08	(0.60)	(0.52)	(0.02)	—	—	(0.02)	10.87	(4.56)	718,952	1.23	(1)(2)	0.74	(1)(2)	135
01/31/17	10.87	0.14	1.59	1.73	(0.07)	—	(0.00)	(0.07)	12.53	15.98	1,183,005	1.15	(1)(2)	1.18	(1)(2)	179
01/31/18	12.53	0.16	1.53	1.69	(0.11)	—	—	(0.11)	14.11	13.54	1,610,083	1.08	(1)(2)	1.25	(1)(2)	151
01/31/19	14.11	0.18	(1.34)	(1.16)	(0.34)	—	(0.36)	(0.70)	12.25	(8.09)	1,484,110	1.08	(1)(2)	1.34	(1)(2)	147
01/31/20	12.25	0.17	0.80	0.97	(0.19)	—	(0.11)	(0.30)	12.92	7.84	1,544,293	1.08	(1)(2)	1.31	(1)(2)	158
07/31/20@	12.92	0.09	(1.27)	(1.18)	—	—	—	—	11.74	(9.13)	1,472,361	1.09	†(1)	1.49	†(1)	76

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
#	Commencement of operations.
@	Unaudited
(1)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/16	01/17		01/18(2)	01/19(2)	01/20(2)	07/20†@
SA Invesco VCP Equity-Income Class 1	—%	—%		0.05%	0.05%	0.05%	0.05%
SA Invesco VCP Equity-Income Class 3	(0.03)	0.01	(2)	0.05	0.05	0.05	0.05

(2)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

Portfolio	01/16	01/17		01/18	01/19	01/20
SA Invesco VCP Equity-Income Class 1	—%	0.00	%†	0.00%	0.00%	0.00%
SA Invesco VCP Equity-Income Class 3	0.00	0.00		0.00	0.00	0.00

See Notes to Financial Statements

648

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets(1)		Ratio of net investment income (loss) to average net assets(1)		Portfolio turnover

SA Janus Focused Growth Portfolio — Class 1
01/31/16	$13.03	$(0.03)	$(0.64)	$(0.67)	$—	$—	$(0.62)	$(0.62)	$11.74	(5.29)%	$114,577	0.90%		(0.24)%		70%
01/31/17	11.74	(0.00)	1.26	1.26	—	—	(1.16)	(1.16)	11.84	11.16	113,795	0.84	(2)	(0.04	)(2)	126
01/31/18	11.84	0.01	3.93	3.94	—	—	(1.05)	(1.05)	14.73	34.31	190,836	0.80	(2)	0.04	(2)	48
01/31/19	14.73	0.02	0.22	0.24	—	—	(1.10)	(1.10)	13.87	1.55	240,132	0.80	(2)	0.12	(2)	49
01/31/20	13.87	0.03	3.87	3.90	(0.00)	—	(0.84)	(0.84)	16.93	28.67	280,597	0.80	(2)	0.14	(2)	37
07/31/20@	16.93	0.01	2.46	2.47	—	—	—	—	19.40	14.59	324,330	0.79	†(2)	0.07	†(2)	30

SA Janus Focused Growth Portfolio — Class 2
01/31/16	12.86	(0.05)	(0.62)	(0.67)	—	—	(0.62)	(0.62)	11.57	(5.36)	10,196	1.05		(0.41)		70
01/31/17	11.57	(0.02)	1.24	1.22	—	—	(1.16)	(1.16)	11.63	10.98	8,884	0.99	(2)	(0.19	)(2)	126
01/31/18	11.63	(0.01)	3.84	3.83	—	—	(1.05)	(1.05)	14.41	33.97	10,096	0.95	(2)	(0.07	)(2)	48
01/31/19	14.41	(0.01)	0.24	0.23	—	—	(1.10)	(1.10)	13.54	1.51	8,689	0.95	(2)	(0.04	)(2)	49
01/31/20	13.54	0.00	3.78	3.78	—	—	(0.84)	(0.84)	16.48	28.45	9,148	0.95	(2)	(0.01	)(2)	37
07/31/20@	16.48	(0.01)	2.40	2.39	—	—	—	—	18.87	14.50	9,897	0.94	†(2)	(0.07	)†(2)	30

SA Janus Focused Growth Portfolio — Class 3
01/31/16	12.74	(0.07)	(0.61)	(0.68)	—	—	(0.62)	(0.62)	11.44	(5.49)	126,066	1.15		(0.51)		70
01/31/17	11.44	(0.03)	1.22	1.19	—	—	(1.16)	(1.16)	11.47	10.84	130,043	1.09	(2)	(0.29	)(2)	126
01/31/18	11.47	(0.02)	3.79	3.77	—	—	(1.05)	(1.05)	14.19	33.92	144,926	1.05	(2)	(0.17	)(2)	48
01/31/19	14.19	(0.02)	0.23	0.21	—	—	(1.10)	(1.10)	13.30	1.39	123,274	1.05	(2)	(0.14	)(2)	49
01/31/20	13.30	(0.01)	3.70	3.69	—	—	(0.84)	(0.84)	16.15	28.28	138,322	1.05	(2)	(0.11	)(2)	37
07/31/20@	16.15	(0.01)	2.34	2.33	—	—	—	—	18.48	14.43	147,190	1.04	†(2)	(0.17	)†(2)	30

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

Portfolio	01/16	01/17	01/18	01/19	01/20	07/20†@
SA Janus Focused Growth Class 1	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
SA Janus Focused Growth Class 2	0.00	0.00	0.00	0.00	0.00	0.00
SA Janus Focused Growth Class 3	0.00	0.00	0.00	0.00	0.00	0.00

(2)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/17(1)	01/18(1)	01/19(1)	01/20(1)	07/20†@(1)
SA Janus Focused Growth Class 1	0.06%	0.10%	0.10%	0.10%	0.10%
SA Janus Focused Growth Class 2	0.06	0.10	0.10	0.10	0.10
SA Janus Focused Growth Class 3	0.06	0.10	0.10	0.10	0.10

See Notes to Financial Statements

649

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets(1)		Ratio of net investment income to average net assets(1)		Portfolio turnover

SA JPMorgan Diversified Balanced Portfolio — Class 1
01/31/16	$20.58	$0.30	$(0.72)	$(0.42)	$(0.37)	$—	$(1.58)	$(1.95)	$18.21	(2.29)%	$77,857	0.73%		1.46%		82%
01/31/17	18.21	0.27	1.95	2.22	(0.32)	—	(0.85)	(1.17)	19.26	12.49	79,458	0.73		1.40		99
01/31/18	19.26	0.29	2.80	3.09	(0.33)	—	(1.01)	(1.34)	21.01	16.50	83,279	0.73	(2)	1.45	(2)	108
01/31/19	21.01	0.39	(1.45)	(1.06)	(0.31)	—	(1.25)	(1.56)	18.39	(5.04)	71,181	0.70	(2)	1.98	(2)	149
01/31/20	18.39	0.40	1.76	2.16	(0.44)	—	(1.06)	(1.50)	19.05	11.94	71,644	0.65	(2)	2.07	(2)	124
07/31/20@	19.05	0.15	0.04	0.19	—	—	—	—	19.24	1.00	68,507	0.75	†(2)	1.71	†(2)	50

SA JPMorgan Diversified Balanced Portfolio — Class 2
01/31/16	20.54	0.27	(0.72)	(0.45)	(0.34)	—	(1.58)	(1.92)	18.17	(2.47)	9,780	0.88		1.32		82
01/31/17	18.17	0.24	1.95	2.19	(0.29)	—	(0.85)	(1.14)	19.22	12.34	10,792	0.88		1.25		99
01/31/18	19.22	0.26	2.81	3.07	(0.31)	—	(1.01)	(1.32)	20.97	16.38	12,732	0.88	(2)	1.29	(2)	108
01/31/19	20.97	0.36	(1.45)	(1.09)	(0.28)	—	(1.25)	(1.53)	18.35	(5.19)	11,098	0.85	(2)	1.83	(2)	149
01/31/20	18.35	0.37	1.75	2.12	(0.40)	—	(1.06)	(1.46)	19.01	11.77	10,305	0.80	(2)	1.93	(2)	124
07/31/20@	19.01	0.14	0.03	0.17	—	—	—	—	19.18	0.89	10,895	0.91	†(2)	1.55	†(2)	50

SA JPMorgan Diversified Balanced Portfolio — Class 3
01/31/16	20.49	0.24	(0.71)	(0.47)	(0.32)	—	(1.58)	(1.90)	18.12	(2.53)	123,752	0.98		1.21		82
01/31/17	18.12	0.22	1.95	2.17	(0.28)	—	(0.85)	(1.13)	19.16	12.23	138,697	0.98		1.14		99
01/31/18	19.16	0.24	2.79	3.03	(0.29)	—	(1.01)	(1.30)	20.89	16.23	170,049	0.98	(2)	1.19	(2)	108
01/31/19	20.89	0.34	(1.44)	(1.10)	(0.27)	—	(1.25)	(1.52)	18.27	(5.27)	177,698	0.95	(2)	1.74	(2)	149
01/31/20	18.27	0.34	1.74	2.08	(0.39)	—	(1.06)	(1.45)	18.90	11.60	202,789	0.90	(2)	1.81	(2)	124
07/31/20@	18.90	0.13	0.04	0.17	—	—	—	—	19.07	0.90	203,192	1.01	†(2)	1.46	†(2)	50

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income to average net assets would have been higher by the following:

Portfolio	01/16	01/17	01/18	01/19	01/20	07/20†@
SA JPMorgan Diversified Balanced Class 1	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
SA JPMorgan Diversified Balanced Class 2	0.00	0.00	0.00	0.00	0.00	0.00
SA JPMorgan Diversified Balanced Class 3	0.00	0.00	0.00	0.00	0.00	0.00

(2)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/18(1)	01/19(1)	01/20(1)	07/20†@(1)
SA JPMorgan Diversified Balanced Class 1	0.01%	0.06%	0.07%	0.06%
SA JPMorgan Diversified Balanced Class 2	0.01	0.06	0.07	0.06
SA JPMorgan Diversified Balanced Class 3	0.01	0.06	0.07	0.06

See Notes to Financial Statements

650

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets(1)(2)		Ratio of net investment income (loss) to average net assets(1)(2)		Portfolio turnover

SA JPMorgan Emerging Markets Portfolio — Class 1
01/31/16	$7.32	$0.12	$(1.55)	$(1.43)	$(0.12)	$—	$—	$(0.12)	$5.77	(19.68)%	$237,213	1.13%		1.79%		59%
01/31/17	5.77	0.13	1.35	1.48	(0.14)	—	—	(0.14)	7.11	25.63	169,400	1.15		1.88		67
01/31/18	7.11	0.13	2.99	3.12	(0.16)	—	—	(0.16)	10.07	44.22	200,885	1.12		1.56		49
01/31/19	10.07	0.19	(2.05)	(1.86)	(0.19)	—	—	(0.19)	8.02	(18.39)	118,832	1.14		2.24		72
01/31/20	8.02	0.17	0.14	0.31	(0.25)	—	—	(0.25)	8.08	3.84	86,133	1.18		2.05		53
07/31/20@	8.08	0.09	0.18	0.27	—	—	—	—	8.35	3.34	87,671	1.13	†	2.39	†	35

SA JPMorgan Emerging Markets Portfolio — Class 2
01/31/16	7.27	0.11	(1.53)	(1.42)	(0.11)	—	—	(0.11)	5.74	(19.70)	3,553	1.28		1.56		59
01/31/17	5.74	0.10	1.36	1.46	(0.12)	—	—	(0.12)	7.08	25.42	3,676	1.30		1.46		67
01/31/18	7.08	0.12	2.97	3.09	(0.15)	—	—	(0.15)	10.02	43.94	4,487	1.27		1.40		49
01/31/19	10.02	0.17	(2.04)	(1.87)	(0.17)	—	—	(0.17)	7.98	(18.54)	3,272	1.30		2.04		72
01/31/20	7.98	0.15	0.14	0.29	(0.23)	—	—	(0.23)	8.04	3.67	2,828	1.33		1.88		53
07/31/20@	8.04	0.08	0.19	0.27	—	—	—	—	8.31	3.36	2,884	1.28	†	2.24	†	35

SA JPMorgan Emerging Markets Portfolio — Class 3
01/31/16	7.22	0.10	(1.52)	(1.42)	(0.11)	—	—	(0.11)	5.69	(19.91)	129,174	1.38		1.47		59
01/31/17	5.69	0.09	1.35	1.44	(0.11)	—	—	(0.11)	7.02	25.36	146,034	1.40		1.33		67
01/31/18	7.02	0.11	2.96	3.07	(0.15)	—	—	(0.15)	9.94	43.91	168,305	1.37		1.31		49
01/31/19	9.94	0.16	(2.03)	(1.87)	(0.16)	—	—	(0.16)	7.91	(18.67)	133,143	1.40		1.90		72
01/31/20	7.91	0.15	0.14	0.29	(0.22)	—	—	(0.22)	7.98	3.74	125,014	1.43		1.83		53
07/31/20@	7.98	0.08	0.17	0.25	—	—	—	—	8.23	3.13	131,386	1.38	†	2.15	†	35

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense deductions.
†	Annualized
@	Unaudited
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

Portfolio	01/16	01/17	01/18	01/19	01/20	07/20†@
SA JPMorgan Emerging Markets Class 1	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
SA JPMorgan Emerging Markets Class 2	0.00	0.00	0.00	0.00	0.00	0.00
SA JPMorgan Emerging Markets Class 3	0.00	0.00	0.00	0.00	0.00	0.00

(2)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/16(1)	01/17(1)	01/18(1)	01/19(1)	01/20(1)	07/20(1)†@
SA JPMorgan Emerging Markets Class 1	0.09%	0.09%	0.10%	0.10%	0.12%	0.12%
SA JPMorgan Emerging Markets Class 2	0.09	0.10	0.10	0.10	0.12	0.12
SA JPMorgan Emerging Markets Class 3	0.09	0.10	0.10	0.10	0.12	0.12

See Notes to Financial Statements

651

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets(1)		Ratio of net investment income to average net assets(1)		Portfolio turnover

SA JPMorgan Equity-Income Portfolio — Class 1
01/31/16	$31.27	$0.68	$(1.48)	$(0.80)	$(0.57)	$—	$(1.22)	$(1.79)	$28.68	(2.69)%	$764,330	0.58%		2.19%		23%
01/31/17	28.68	0.68	5.16	5.84	(0.62)	—	(1.07)	(1.69)	32.83	20.77	898,336	0.57		2.19		26
01/31/18	32.83	0.70	6.60	7.30	(0.77)	—	(1.80)	(2.57)	37.56	22.93	950,519	0.57	(2)	2.00	(2)	14
01/31/19	37.56	0.81	(1.83)	(1.02)	(0.78)	—	(2.29)	(3.07)	33.47	(2.95)	805,291	0.58	(2)	2.27	(2)	19
01/31/20	33.47	0.76	5.13	5.89	(0.96)	—	(2.63)	(3.59)	35.77	17.88	821,452	0.58		2.10		18
07/31/20@	35.77	0.37	(3.83)	(3.46)	—	—	—	—	32.31	(9.67)	785,252	0.59	†	2.40	†	15

SA JPMorgan Equity-Income Portfolio — Class 2
01/31/16	31.23	0.64	(1.49)	(0.85)	(0.52)	—	(1.22)	(1.74)	28.64	(2.86)	10,342	0.73		2.06		23
01/31/17	28.64	0.64	5.15	5.79	(0.57)	—	(1.07)	(1.64)	32.79	20.61	10,771	0.72		2.05		26
01/31/18	32.79	0.65	6.58	7.23	(0.71)	—	(1.80)	(2.51)	37.51	22.74	11,350	0.72	(2)	1.86	(2)	14
01/31/19	37.51	0.76	(1.84)	(1.08)	(0.72)	—	(2.29)	(3.01)	33.42	(3.11)	9,761	0.73	(2)	2.13	(2)	19
01/31/20	33.42	0.70	5.14	5.84	(0.90)	—	(2.63)	(3.53)	35.73	17.75	10,250	0.73		1.95		18
07/31/20@	35.73	0.35	(3.83)	(3.48)	—	—	—	—	32.25	(9.74)	8,512	0.74	†	2.27	†	15

SA JPMorgan Equity-Income Portfolio — Class 3
01/31/16	31.13	0.61	(1.48)	(0.87)	(0.50)	—	(1.22)	(1.72)	28.54	(2.93)	198,631	0.83		1.95		23
01/31/17	28.54	0.61	5.13	5.74	(0.54)	—	(1.07)	(1.61)	32.67	20.51	228,252	0.82		1.95		26
01/31/18	32.67	0.61	6.54	7.15	(0.68)	—	(1.80)	(2.48)	37.34	22.58	253,011	0.82	(2)	1.76	(2)	14
01/31/19	37.34	0.72	(1.82)	(1.10)	(0.69)	—	(2.29)	(2.98)	33.26	(3.19)	218,826	0.83	(2)	2.03	(2)	19
01/31/20	33.26	0.66	5.12	5.78	(0.87)	—	(2.63)	(3.50)	35.54	17.63	237,776	0.83		1.85		18
07/31/20@	35.54	0.32	(3.81)	(3.49)	—	—	—	—	32.05	(9.82)	232,484	0.84	†	2.14	†	15

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

Portfolio	01/16	01/17	01/18	01/19	01/20	07/20†@
SA JPMorgan Equity-Income Class 1	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
SA JPMorgan Equity-Income Class 2	0.00	0.00	0.00	0.00	0.00	0.00
SA JPMorgan Equity-Income Class 3	0.00	0.00	0.00	0.00	0.00	0.00

(2)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/18(1)	01/19(1)
SA JPMorgan Equity-Income Class 1	0.00%	0.00%
SA JPMorgan Equity-Income Class 2	0.00	0.00
SA JPMorgan Equity-Income Class 3	0.00	0.00

See Notes to Financial Statements

652

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets(1)		Ratio of net investment income (loss) to average net assets(1)		Portfolio turnover

SA JPMorgan Global Equities Portfolio — Class 1
01/31/16	$18.55	$0.26	$(1.33)	$(1.07)	$(0.28)	$—	$(0.04)	$(0.32)	$17.16	(5.89)%	$521,970	0.76%		1.39%		60%
01/31/17	17.16	0.29	2.39	2.68	(0.26)	—	—	(0.26)	19.58	15.72	517,220	0.76		1.58		92
01/31/18	19.58	0.29	5.08	5.37	(0.40)	—	—	(0.40)	24.55	27.61	538,327	0.76	(2)	1.32	(2)	88
01/31/19	24.55	0.36	(2.38)	(2.02)	(0.43)	—	(3.19)	(3.62)	18.91	(8.58)	426,558	0.77	(2)	1.62	(2)	61
01/31/20	18.91	0.27	1.41	1.68	(0.46)	—	(1.61)	(2.07)	18.52	9.09	330,323	0.81		1.37		66
07/31/20@	18.52	0.13	(0.73)	(0.60)	—	—	—	—	17.92	(3.24)	305,202	0.83	†	1.63	†	41

SA JPMorgan Global Equities Portfolio — Class 2
01/31/16	18.50	0.24	(1.34)	(1.10)	(0.24)	—	(0.04)	(0.28)	17.12	(6.01)	4,392	0.91		1.28		60
01/31/17	17.12	0.26	2.38	2.64	(0.23)	—	—	(0.23)	19.53	15.50	4,284	0.91		1.43		92
01/31/18	19.53	0.25	5.09	5.34	(0.37)	—	—	(0.37)	24.50	27.50	4,768	0.91	(2)	1.17	(2)	88
01/31/19	24.50	0.33	(2.39)	(2.06)	(0.39)	—	(3.19)	(3.58)	18.86	(8.76)	3,743	0.93	(2)	1.47	(2)	61
01/31/20	18.86	0.22	1.43	1.65	(0.42)	—	(1.61)	(2.03)	18.48	8.97	3,592	0.96		1.15		66
07/31/20@	18.48	0.12	(0.74)	(0.62)	—	—	—	—	17.86	(3.35)	3,054	0.98	†	1.46	†	41

SA JPMorgan Global Equities Portfolio — Class 3
01/31/16	18.41	0.22	(1.32)	(1.10)	(0.23)	—	(0.04)	(0.27)	17.04	(6.07)	33,857	1.01		1.17		60
01/31/17	17.04	0.24	2.37	2.61	(0.21)	—	—	(0.21)	19.44	15.39	35,721	1.01		1.31		92
01/31/18	19.44	0.23	5.05	5.28	(0.35)	—	—	(0.35)	24.37	27.31	40,255	1.01	(2)	1.06	(2)	88
01/31/19	24.37	0.30	(2.37)	(2.07)	(0.37)	—	(3.19)	(3.56)	18.74	(8.86)	34,288	1.02	(2)	1.36	(2)	61
01/31/20	18.74	0.19	1.44	1.63	(0.41)	—	(1.61)	(2.02)	18.35	8.89	36,256	1.06		1.03		66
07/31/20@	18.35	0.11	(0.74)	(0.63)	—	—	—	—	17.72	(3.43)	35,910	1.08	†	1.36	†	41

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

Portfolio	01/16	01/17	01/18	01/19	01/20	07/20†@
SA JPMorgan Global Equities Class 1	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
SA JPMorgan Global Equities Class 2	0.00	0.00	0.00	0.00	0.00	0.00
SA JPMorgan Global Equities Class 3	0.00	0.00	0.00	0.00	0.00	0.00

(2)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/18(1)	01/19(1)
SA JPMorgan Global Equities Class 1	0.00%	0.00%
SA JPMorgan Global Equities Class 2	0.00	0.00
SA JPMorgan Global Equities Class 3	0.00	0.00

See Notes to Financial Statements

653

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets(1)		Ratio of net investment income to average net assets(1)		Portfolio turnover

SA JPMorgan MFS Core Bond Portfolio — Class 1
01/31/16	$9.20	$0.16	$(0.23)	$(0.07)	$(0.11)	$—	$(0.22)	$(0.33)	$8.80	(0.78)%	$1,065,054	0.54%		1.76%		65%
01/31/17	8.80	0.19	0.03	0.22	(0.17)	—	—	(0.17)	8.85	2.52	965,033	0.53		2.13		33
01/31/18	8.85	0.20	0.03	0.23	(0.22)	—	—	(0.22)	8.86	2.55	967,278	0.53		2.25		33
01/31/19	8.86	0.23	(0.08)	0.15	(0.22)	—	—	(0.22)	8.79	1.76	931,054	0.54		2.60		35
01/31/20	8.79	0.25	0.65	0.90	(0.28)	—	—	(0.28)	9.41	10.32	1,085,375	0.53		2.72		61
07/31/20@	9.41	0.11	0.37	0.48	—	—	—	—	9.89	5.10	1,051,821	0.54	†	2.33	†	39

SA JPMorgan MFS Core Bond Portfolio — Class 2
01/31/16	9.16	0.14	(0.22)	(0.08)	(0.09)	—	(0.22)	(0.31)	8.77	(0.90)	10,651	0.69		1.57		65
01/31/17	8.77	0.18	0.02	0.20	(0.16)	—	—	(0.16)	8.81	2.21	9,526	0.68		1.98		33
01/31/18	8.81	0.19	0.03	0.22	(0.20)	—	—	(0.20)	8.83	2.50	8,619	0.68		2.10		33
01/31/19	8.83	0.21	(0.08)	0.13	(0.20)	—	—	(0.20)	8.76	1.59	7,626	0.69		2.44		35
01/31/20	8.76	0.24	0.64	0.88	(0.26)	—	—	(0.26)	9.38	10.18	7,594	0.68		2.57		61
07/31/20@	9.38	0.10	0.37	0.47	—	—	—	—	9.85	5.01	8,048	0.69	†	2.18	†	39

SA JPMorgan MFS Core Bond Portfolio — Class 3
01/31/16	9.11	0.13	(0.21)	(0.08)	(0.09)	—	(0.22)	(0.31)	8.72	(0.95)	935,363	0.79		1.49		65
01/31/17	8.72	0.17	0.02	0.19	(0.15)	—	—	(0.15)	8.76	2.16	958,280	0.78		1.88		33
01/31/18	8.76	0.18	0.03	0.21	(0.20)	—	—	(0.20)	8.77	2.33	973,614	0.78		2.00		33
01/31/19	8.77	0.20	(0.07)	0.13	(0.20)	—	—	(0.20)	8.70	1.50	840,537	0.79		2.35		35
01/31/20	8.70	0.22	0.65	0.87	(0.26)	—	—	(0.26)	9.31	10.03	935,477	0.78		2.47		61
07/31/20@	9.31	0.10	0.36	0.46	—	—	—	—	9.77	4.94	906,749	0.79	†	2.08	†	39

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited
(1)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/16	01/17	01/18	01/19	01/20	07/20†@
SA JPMorgan MFS Core Bond Class 1	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
SA JPMorgan MFS Core Bond Class 2	0.10	0.10	0.10	0.10	0.10	0.10
SA JPMorgan MFS Core Bond Class 3	0.10	0.10	0.10	0.10	0.10	0.10

See Notes to Financial Statements

654

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets(1)		Ratio of net investment income (loss) to average net assets(1)		Portfolio turnover

SA JPMorgan Mid-Cap Growth Portfolio — Class 1
01/31/16	$17.61	$(0.05)	$(1.00)	$(1.05)	$—	$—	$(1.42)	$(1.42)	$15.14	(6.88)%	$223,093	0.80%		(0.29)%		58%
01/31/17	15.14	(0.01)	2.59	2.58	—	—	(2.03)	(2.03)	15.69	17.61	184,053	0.81		(0.08)		43
01/31/18	15.69	(0.04)	4.94	4.90	—	—	(1.00)	(1.00)	19.59	31.83	203,680	0.80	(2)	(0.21	)(2)	47
01/31/19	19.59	(0.04)	0.04	(0.00)	—	—	(2.37)	(2.37)	17.22	0.05	209,126	0.81	(2)	(0.23	)(2)	57
01/31/20	17.22	(0.04)	4.77	4.73	—	—	(1.70)	(1.70)	20.25	28.33	235,464	0.81		(0.23)		43
07/31/20@	20.25	(0.03)	3.51	3.48	—	—	—	—	23.73	17.19	236,260	0.81	†	(0.27	)†	43

SA JPMorgan Mid-Cap Growth Portfolio — Class 2
01/31/16	17.25	(0.08)	(0.98)	(1.06)	—	—	(1.42)	(1.42)	14.77	(7.09)	14,163	0.95		(0.43)		58
01/31/17	14.77	(0.04)	2.54	2.50	—	—	(2.03)	(2.03)	15.24	17.50	13,824	0.96		(0.24)		43
01/31/18	15.24	(0.06)	4.78	4.72	—	—	(1.00)	(1.00)	18.96	31.59	15,783	0.95	(2)	(0.37	)(2)	47
01/31/19	18.96	(0.07)	0.04	(0.03)	—	—	(2.37)	(2.37)	16.56	(0.11)	14,192	0.96	(2)	(0.37	)(2)	57
01/31/20	16.56	(0.07)	4.58	4.51	—	—	(1.70)	(1.70)	19.37	28.12	15,345	0.96		(0.38)		43
07/31/20@	19.37	(0.04)	3.36	3.32	—	—	—	—	22.69	17.14	16,786	0.96	†	(0.42	)†	43

SA JPMorgan Mid-Cap Growth Portfolio — Class 3
01/31/16	17.03	(0.09)	(0.97)	(1.06)	—	—	(1.42)	(1.42)	14.55	(7.18)	128,135	1.05		(0.53)		58
01/31/17	14.55	(0.05)	2.50	2.45	—	—	(2.03)	(2.03)	14.97	17.42	144,257	1.06		(0.35)		43
01/31/18	14.97	(0.08)	4.69	4.61	—	—	(1.00)	(1.00)	18.58	31.42	162,852	1.05	(2)	(0.46	)(2)	47
01/31/19	18.58	(0.08)	0.04	(0.04)	—	—	(2.37)	(2.37)	16.17	(0.17)	147,794	1.06	(2)	(0.47	)(2)	57
01/31/20	16.17	(0.08)	4.45	4.37	—	—	(1.70)	(1.70)	18.84	27.94	168,978	1.06		(0.48)		43
07/31/20@	18.84	(0.05)	3.27	3.22	—	—	—	—	22.06	17.09	186,017	1.06	†	(0.52	)†	43

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

Portfolio	01/16	01/17	01/18	01/19	01/20	07/20†@
SA JPMorgan Mid-Cap Growth Class 1	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
SA JPMorgan Mid-Cap Growth Class 2	0.00	0.00	0.00	0.00	0.00	0.00
SA JPMorgan Mid-Cap Growth Class 3	0.00	0.00	0.00	0.00	0.00	0.00

(2)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/18(1)	01/19(1)
SA JPMorgan Mid-Cap Growth Class 1	0.00%	0.00%
SA JPMorgan Mid-Cap Growth Class 2	0.00	0.00
SA JPMorgan Mid-Cap Growth Class 3	0.00	0.00

See Notes to Financial Statements

655

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets(1)		Ratio of net investment income to average net assets(1)		Portfolio turnover

SA Large Cap Growth Index Portfolio — Class 1
05/01/18#- 01/31/19	$15.00	$0.13	$0.48	$0.61	$(0.12)	$—	$(0.04)	$(0.16)	$15.45	4.11%	$246,649	0.35	%†	1.13	%†	30%
01/31/20	15.45	0.20	3.53	3.73	(0.01)	—	(0.01)	(0.02)	19.16	24.10	271,291	0.35		1.15		33
07/31/20@	19.16	0.08	2.30	2.38	—	—	—	—	21.54	12.42	276,473	0.35	†	0.87	†	14

SA Large Cap Growth Index Portfolio — Class 3
05/01/18#- 01/31/19	15.00	0.09	0.49	0.58	(0.09)	—	(0.04)	(0.13)	15.45	3.92	579	0.60	†	0.86	†	30
01/31/20	15.45	0.14	3.54	3.68	(0.00)	—	(0.01)	(0.01)	19.12	23.81	7,134	0.60		0.85		33
07/31/20@	19.12	0.05	2.30	2.35	—	—	—	—	21.47	12.29	12,050	0.60	†	0.58	†	14

SA Large Cap Index Portfolio — Class 1
01/31/16	17.10	0.29	(0.47)	(0.18)	(0.19)	—	(0.26)	(0.45)	16.47	(1.08)	1,320,094	0.38		1.68		23
01/31/17	16.47	0.33	2.87	3.20	(0.25)	—	(0.17)	(0.42)	19.25	19.62	1,709,589	0.33		1.81		7
01/31/18	19.25	0.35	4.58	4.93	(0.33)	—	(0.24)	(0.57)	23.61	25.93	2,168,616	0.33		1.66		16
01/31/19	23.61	0.39	(1.04)	(0.65)	(0.72)	—	(0.64)	(1.36)	21.60	(2.66)	2,068,135	0.33		1.74		11
01/31/20	21.60	0.39	4.17	4.56	(0.01)	—	(0.06)	(0.07)	26.09	21.14	2,512,185	0.31		1.62		3
07/31/20@	26.09	0.19	0.40	0.59	—	—	—	—	26.68	2.26	2,584,906	0.28	†	1.61	†	4

SA Large Cap Index Portfolio — Class 3
10/06/17#- 01/31/18	21.24	0.03	2.32	2.35	—	—	—	—	23.59	11.06	6,660	0.59	%†	0.57	%†	16
01/31/19	23.59	0.33	(1.03)	(0.70)	(0.64)	—	(0.64)	(1.28)	21.61	(2.93)	11,828	0.59		1.50		11
01/31/20	21.61	0.32	4.18	4.50	(0.00)	—	(0.06)	(0.06)	26.05	20.86	21,992	0.56		1.36		3
07/31/20@	26.05	0.16	0.40	0.56	—	—	—	—	26.61	2.15	28,078	0.53	†	1.34	†	4

SA Large Cap Value Index Portfolio — Class 1
05/01/18#- 01/31/19	15.00	0.30	(0.03)	0.27	(0.30)	—	(0.03)	(0.33)	14.94	1.97	235,084	0.35	†	2.63	†	31
01/31/20	14.94	0.36	2.33	2.69	(0.01)	—	(0.01)	(0.02)	17.61	18.00	268,749	0.35		2.21		38
07/31/20@	17.61	0.19	(1.94)	(1.75)	—	—	—	—	15.86	(9.94)	262,601	0.35	†	2.56	†	4

SA Large Cap Value Index Portfolio — Class 3
05/01/18#- 01/31/19	15.00	0.21	0.03	0.24	(0.25)	—	(0.03)	(0.28)	14.96	1.75	1,296	0.60	†	2.11	†	31
01/31/20	14.96	0.30	2.35	2.65	(0.00)	—	(0.01)	(0.01)	17.60	17.74	5,985	0.60		1.90		38
07/31/20@	17.60	0.17	(1.95)	(1.78)	—	—	—	—	15.82	(10.11)	8,464	0.60	†	2.29	†	4

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
#	Commencement of operations.
@	Unaudited
(1)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/16	01/17	01/18		01/19		01/20	07/20†@
SA Large Cap Growth Class 1	—%	—%	—%		0.05	%†	0.05%	0.02%
SA Large Cap Growth Class 3	—	—	—		0.16	†	0.07	0.01
SA Large Cap Index Class 1	0.06	0.11	0.11		0.11		0.12	0.14
SA Large Cap Index Class 3	—	—	0.11	†	0.11		0.12	0.14
SA Large Cap Value Index Class 1	—	—	—		0.05	†	0.05	0.04
SA Large Cap Value Index Class 3	—	—	—		0.14	†	0.05	0.04

See Notes to Financial Statements

656

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations		Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets(1)(2)		Ratio of net investment income to average net assets(1)(2)		Portfolio turnover

SA Legg Mason BW Large Cap Value Portfolio — Class 1
01/31/16	$26.57	$0.26	$(0.41)	$(0.15)		$(0.14)	$—	$(4.41)	$(4.55)	$21.87	(1.55)%	$666,660	0.74%		0.98%		126%
01/31/17	21.87	0.40	4.05	4.45		(0.22)	—	(6.26)	(6.48)	19.84	23.05	899,493	0.70		1.89		51
01/31/18	19.84	0.36	4.62	4.98		(0.40)	—	(0.77)	(1.17)	23.65	25.65	977,480	0.70		1.66		47
01/31/19	23.65	0.40	(1.79)	(1.39	)(3)	(0.40)	—	(1.93)	(2.33)	19.93	(6.30)	823,084	0.70		1.82		48	(4)
01/31/20	19.93	0.43	2.11	2.54		(0.46)	—	(1.88)	(2.34)	20.13	12.66	863,626	0.70		2.05		49
07/31/20@	20.13	0.21	(2.50)	(2.29)		—	—	—	—	17.84	(11.38)	808,832	0.70	†	2.50	†	29

SA Legg Mason BW Large Cap Value Portfolio — Class 2
01/31/16	26.55	0.22	(0.40)	(0.18)		(0.10)	—	(4.41)	(4.51)	21.86	(1.69)	51,134	0.89		0.82		126
01/31/17	21.86	0.38	4.04	4.42		(0.18)	—	(6.26)	(6.44)	19.84	22.87	51,509	0.85		1.78		51
01/31/18	19.84	0.32	4.62	4.94		(0.36)	—	(0.77)	(1.13)	23.65	25.46	53,260	0.85		1.50		47
01/31/19	23.65	0.37	(1.80)	(1.43	)(3)	(0.36)	—	(1.93)	(2.29)	19.93	(6.46)	44,027	0.85		1.67		48	(4)
01/31/20	19.93	0.40	2.11	2.51		(0.42)	—	(1.88)	(2.30)	20.14	12.53	43,056	0.85		1.90		49
07/31/20@	20.14	0.20	(2.51)	(2.31)		—	—	—	—	17.83	(11.47)	36,994	0.85	†	2.35	†	29

SA Legg Mason BW Large Cap Value Portfolio — Class 3
01/31/16	26.46	0.19	(0.39)	(0.20)		(0.07)	—	(4.41)	(4.48)	21.78	(1.77)	502,927	0.99		0.72		126
01/31/17	21.78	0.36	4.01	4.37		(0.15)	—	(6.26)	(6.41)	19.74	22.74	531,460	0.95		1.67		51
01/31/18	19.74	0.30	4.59	4.89		(0.34)	—	(0.77)	(1.11)	23.52	25.33	570,935	0.95		1.40		47
01/31/19	23.52	0.34	(1.78)	(1.44	)(3)	(0.33)	—	(1.93)	(2.26)	19.82	(6.52)	489,891	0.95		1.57		48	(4)
01/31/20	19.82	0.38	2.09	2.47		(0.40)	—	(1.88)	(2.28)	20.01	12.38	466,528	0.95		1.80		49
07/31/20@	20.01	0.19	(2.49)	(2.30)		—	—	—	—	17.71	(11.49)	427,979	0.95	†	2.25	†	29

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

Portfolio	01/16	01/17	01/18	01/19	01/20	07/20†@
SA Legg Mason BW Large Cap Value Class 1	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
SA Legg Mason BW Large Cap Value Class 2	0.00	0.00	0.00	0.00	0.00	0.00
SA Legg Mason BW Large Cap Value Class 3	0.00	0.00	0.00	0.00	0.00	0.00

(2)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/16(1)	01/17(1)	01/18(1)	01/19(1)	01/20(1)	07/20†@(1)
SA Legg Mason BW Large Cap Value Class 1	0.02%	0.05%	0.05%	0.05%	0.05%	0.05%
SA Legg Mason BW Large Cap Value Class 2	0.02	0.06	0.05	0.05	0.05	0.05
SA Legg Mason BW Large Cap Value Class 3	0.02	0.05	0.05	0.05	0.05	0.05

(3)	Includes the effect of a merger
(4)	Excludes purchases/sales due to merger

See Notes to Financial Statements

657

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets(1)(2)		Ratio of net investment income to average net assets(1)(2)		Portfolio turnover

SA Legg Mason Tactical Opportunities Portfolio — Class 1
10/06/17#-01/31/18	10.00	0.03	0.61	0.64	(0.04)	—	—	(0.04)	10.60	6.38 (3)	133	0.81	†	0.93	†	5
01/31/19	10.60	0.18	(0.54)	(0.36)	(0.14)	(0.02)	(0.02)	(0.18)	10.06	(3.38)	133	0.81		1.80		45
01/31/20	10.06	0.20	0.98	1.18	(0.17)	—	(0.02)	(0.19)	11.05	11.75	148	0.81		1.88		42
07/31/20@	11.05	0.09	(0.37)	(0.28)	—	—	—	—	10.77	(2.53)	144	0.81	†	1.71	†	26

SA Legg Mason Tactical Opportunities Portfolio — Class 3
10/06/17#-01/31/18	10.00	0.02	0.61	0.63	(0.03)	—	—	(0.03)	10.60	6.33 (3)	14,410	1.06	†	0.69	†	5
01/31/19	10.60	0.15	(0.54)	(0.39)	(0.11)	(0.02)	(0.02)	(0.15)	10.06	(3.63)	34,311	1.06		1.52		45
01/31/20	10.06	0.17	0.98	1.15	(0.15)	—	(0.02)	(0.17)	11.04	11.43	55,730	1.06		1.58		42
07/31/20@	11.04	0.07	(0.37)	(0.30)	—	—	—	—	10.74	(2.72)	60,878	1.06	†	1.46	†	26

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
#	Commencement of operations.
@	Unaudited
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

Portfolio	01/18	01/19	01/20	07/20†@
SA Legg Mason Tactical Opportunities Class 1	0.00%	0.00%	0.00%	0.00%
SA Legg Mason Tactical Opportunities Class 3	0.00	0.00	0.00	0.00

(2)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/18†(1)	01/19(1)	01/20(1)	07/20†@(1)
SA Legg Mason Tactical Opportunities Class 1	3.00%	1.03%	0.31%	0.13%
SA Legg Mason Tactical Opportunities Class 3	3.01	0.93	0.32	0.12

(3)	The Portfolio’s performance figure was decreased by less than 0.01% from losses on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

658

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**		Net Assets end of period (000s)	Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover

SA MFS Blue Chip Growth Portfolio — Class 1
01/31/16	$9.94	$0.07	$(0.08)	$(0.01)	$(0.04)	$—	$(0.18)	$(0.22)	$9.71	(0.18)%		$364,443	0.72%		0.64%		48%
01/31/17	9.71	0.08	1.60	1.68	(0.06)	—	(0.33)	(0.39)	11.00	17.51		389,551	0.71	(1)	0.73	(1)	59
01/31/18	11.00	0.06	3.35	3.41	(0.09)	—	(0.26)	(0.35)	14.06	31.36		548,669	0.70		0.48		66
01/31/19	14.06	0.08	(0.48)	(0.40)	(0.06)	—	(1.04)	(1.10)	12.56	(3.12	)(2)	554,507	0.69		0.59		66
01/31/20	12.56	0.08	2.67	2.75	(0.09)	—	(1.49)	(1.58)	13.73	22.80		577,795	0.69		0.59		53
07/31/20@	13.73	0.03	1.73	1.76	—	—	—	—	15.49	12.82		541,252	0.70	†	0.39	†	35

SA MFS Blue Chip Growth Portfolio — Class 2
01/31/16	9.90	0.05	(0.07)	(0.02)	(0.03)	—	(0.18)	(0.21)	9.67	(0.33)		3,407	0.87		0.50		48
01/31/17	9.67	0.06	1.61	1.67	(0.05)	—	(0.33)	(0.38)	10.96	17.38		3,294	0.86	(1)	0.59	(1)	59
01/31/18	10.96	0.04	3.34	3.38	(0.07)	—	(0.26)	(0.33)	14.01	31.19		3,760	0.85		0.35		66
01/31/19	14.01	0.06	(0.49)	(0.43)	(0.03)	—	(1.04)	(1.07)	12.51	(3.29	)(2)	3,208	0.84		0.44		66
01/31/20	12.51	0.06	2.66	2.72	(0.06)	—	(1.49)	(1.55)	13.68	22.68		3,204	0.84		0.44		53
07/31/20@	13.68	0.02	1.71	1.73	—	—	—	—	15.41	12.65		3,352	0.85	†	0.23	†	35

SA MFS Blue Chip Growth Portfolio — Class 3
01/31/16	9.85	0.04	(0.07)	(0.03)	(0.02)	—	(0.18)	(0.20)	9.62	(0.40)		102,594	0.97		0.40		48
01/31/17	9.62	0.05	1.60	1.65	(0.04)	—	(0.33)	(0.37)	10.90	17.29		120,537	0.96	(1)	0.48	(1)	59
01/31/18	10.90	0.03	3.31	3.34	(0.06)	—	(0.26)	(0.32)	13.92	31.00		139,469	0.95		0.25		66
01/31/19	13.92	0.05	(0.48)	(0.43)	(0.02)	—	(1.04)	(1.06)	12.43	(3.33	)(2)	124,228	0.94		0.34		66
01/31/20	12.43	0.04	2.64	2.68	(0.05)	—	(1.49)	(1.54)	13.57	22.49		135,148	0.94		0.34		53
07/31/20@	13.57	0.01	1.70	1.71	—	—	—	—	15.28	12.60		141,776	0.95	†	0.13	†	35

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

Portfolio	01/17
SA MFS Blue Chip Growth Class 1	0.00%
SA MFS Blue Chip Growth Class 2	0.00
SA MFS Blue Chip Growth Class 3	0.00
(2)	The Portfolio’s performance figure was increased by less than 0.01% from reimbursement of losses on the disposal of investments in violation of investment restrictions.

659

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover

SA MFS Massachusetts Investors Trust Portfolio — Class 1
01/31/16	$21.00	$0.18	$(0.18)	$0.00	$(0.19)	$—	$(1.07)	$(1.26)	$19.74	(0.23)%	$644,192	0.71	%(1)	0.83	%(1)	23%
01/31/17	19.74	0.18	3.00	3.18	(0.19)	—	(1.87)	(2.06)	20.86	16.74	685,288	0.70	(1)	0.88	(1)	18
01/31/18	20.86	0.17	5.35	5.52	(0.24)	—	(0.60)	(0.84)	25.54	26.91	784,894	0.70	(1)	0.74	(1)	14
01/31/19	25.54	0.20	(0.90)	(0.70)	(0.21)	—	(2.23)	(2.44)	22.40	(2.91)	615,764	0.71		0.81		12
01/31/20	22.40	0.19	4.40	4.59	(0.23)	—	(2.90)	(3.13)	23.86	21.17	635,910	0.71		0.76		16
07/31/20@	23.86	0.11	(0.11)	(0.00)	—	—	—	—	23.86	0.00	629,459	0.72	†	0.98	†	15

SA MFS Massachusetts Investors Trust Portfolio — Class 2
01/31/16	20.99	0.15	(0.18)	(0.03)	(0.15)	—	(1.07)	(1.22)	19.74	(0.36)	9,167	0.86	(1)	0.68	(1)	23
01/31/17	19.74	0.15	3.00	3.15	(0.15)	—	(1.87)	(2.02)	20.87	16.56	9,120	0.85	(1)	0.74	(1)	18
01/31/18	20.87	0.14	5.35	5.49	(0.21)	—	(0.60)	(0.81)	25.55	26.71	10,005	0.85	(1)	0.59	(1)	14
01/31/19	25.55	0.16	(0.89)	(0.73)	(0.17)	—	(2.23)	(2.40)	22.42	(3.03)	8,075	0.86		0.67		12
01/31/20	22.42	0.15	4.40	4.55	(0.19)	—	(2.90)	(3.09)	23.88	20.94	8,180	0.86		0.61		16
07/31/20@	23.88	0.09	(0.10)	(0.01)	—	—	—	—	23.87	(0.04)	7,190	0.87	†	0.84	†	15

SA MFS Massachusetts Investors Trust Portfolio — Class 3
01/31/16	20.91	0.12	(0.17)	(0.05)	(0.13)	—	(1.07)	(1.20)	19.66	(0.44)	364,196	0.96	(1)	0.58	(1)	23
01/31/17	19.66	0.13	2.99	3.12	(0.14)	—	(1.87)	(2.01)	20.77	16.44	397,306	0.95	(1)	0.63	(1)	18
01/31/18	20.77	0.11	5.33	5.44	(0.19)	—	(0.60)	(0.79)	25.42	26.58	429,122	0.95	(1)	0.49	(1)	14
01/31/19	25.42	0.14	(0.90)	(0.76)	(0.14)	—	(2.23)	(2.37)	22.29	(3.16)	363,992	0.96		0.56		12
01/31/20	22.29	0.12	4.38	4.50	(0.16)	—	(2.90)	(3.06)	23.73	20.85	364,762	0.96		0.51		16
07/31/20@	23.73	0.08	(0.10)	(0.02)	—	—	—	—	23.71	(0.08)	352,069	0.97	†	0.73	†	15

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

Portfolio	01/16	01/17	01/18
SA MFS Massachusetts Investors Trust Class 1	0.00%	0.00%	0.00%
SA MFS Massachusetts Investors Trust Class 2	0.00	0.00	0.00
SA MFS Massachusetts Investors Trust Class 3	0.00	0.00	0.00

See Notes to Financial Statements

660

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover

SA MFS Total Return Portfolio — Class 1
01/31/16	$19.07	$0.40	$(0.64)	$(0.24)	$(0.48)	$—	$—	$(0.48)	$18.35	(1.31)%	$197,724	0.69	%(1)	2.05	%(1)	38%
01/31/17	18.35	0.41	1.89	2.30	(0.46)	—	(1.16)	(1.62)	19.03	12.74	193,053	0.70	(1)	2.15	(1)	32
01/31/18	19.03	0.36	2.17	2.53	(0.51)	—	(1.11)	(1.62)	19.94	13.67	192,656	0.70	(1)	1.84	(1)	31
01/31/19	19.94	0.38	(0.98)	(0.60)	(0.42)	—	(1.11)	(1.53)	17.81	(3.01)	160,674	0.71		1.99		30
01/31/20	17.81	0.38	2.05	2.43	(0.46)	—	(0.60)	(1.06)	19.18	13.79	160,743	0.71		1.99		29
07/31/20@	19.18	0.18	(0.31)	(0.13)	—	—	—	—	19.05	(0.68)	151,356	0.72	†	2.02	†	27

SA MFS Total Return Portfolio — Class 2
01/31/16	19.06	0.37	(0.63)	(0.26)	(0.45)	—	—	(0.45)	18.35	(1.44)	31,255	0.84	(1)	1.90	(1)	38
01/31/17	18.35	0.39	1.87	2.26	(0.42)	—	(1.16)	(1.58)	19.03	12.54	29,714	0.85	(1)	2.00	(1)	32
01/31/18	19.03	0.33	2.18	2.51	(0.48)	—	(1.11)	(1.59)	19.95	13.54	29,151	0.85	(1)	1.69	(1)	31
01/31/19	19.95	0.35	(0.98)	(0.63)	(0.38)	—	(1.11)	(1.49)	17.83	(3.13)	24,003	0.86		1.84		30
01/31/20	17.83	0.35	2.05	2.40	(0.43)	—	(0.60)	(1.03)	19.20	13.58	22,761	0.86		1.84		29
07/31/20@	19.20	0.17	(0.31)	(0.14)	—	—	—	—	19.06	(0.73)	21,305	0.87	†	1.87	†	27

SA MFS Total Return Portfolio — Class 3
01/31/16	19.02	0.35	(0.63)	(0.28)	(0.43)	—	—	(0.43)	18.31	(1.54)	296,540	0.94	(1)	1.80	(1)	38
01/31/17	18.31	0.36	1.89	2.25	(0.41)	—	(1.16)	(1.57)	18.99	12.47	311,860	0.95	(1)	1.90	(1)	32
01/31/18	18.99	0.31	2.16	2.47	(0.46)	—	(1.11)	(1.57)	19.89	13.38	332,869	0.95	(1)	1.59	(1)	31
01/31/19	19.89	0.33	(0.97)	(0.64)	(0.37)	—	(1.11)	(1.48)	17.77	(3.22)	299,400	0.96		1.74		30
01/31/20	17.77	0.33	2.03	2.36	(0.41)	—	(0.60)	(1.01)	19.12	13.43	325,537	0.96		1.73		29
07/31/20@	19.12	0.16	(0.30)	(0.14)	—	—	—	—	18.98	(0.73)	317,813	0.97	†	1.76	†	27

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income to average net assets would have been higher by the following:

Portfolio	01/16	01/17	01/18
SA MFS Total Return Class 1	0.00%	0.00%	0.00%
SA MFS Total Return Class 2	0.00	0.00	0.00
SA MFS Total Return Class 3	0.00	0.00	0.00

See Notes to Financial Statements

661

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover

SA Mid Cap Index Portfolio — Class 1
02/06/17#- 01/31/18	$10.00	$0.11	$1.57	$1.68	$(0.09)	$—	$(0.07)	$(0.16)	$11.52	16.94%	$175,119	0.40	(1)%†	1.08	(1)%†	23%
01/31/19	11.52	0.11	(0.74)	(0.63)	(0.10)	—	(0.31)	(0.41)	10.48	(5.13)	242,067	0.40	(1)	1.01	(1)	25
01/31/20	10.48	0.13	0.99	1.12	—	—	(0.02)	(0.02)	11.58	10.69	283,945	0.40		1.16		13
07/31/20@	11.58	0.07	(0.83)	(0.76)	—	—	—	—	10.82	(6.56)	277,826	0.37	†	1.33	†	12

SA Mid Cap Index Portfolio — Class 3
02/06/17#- 01/31/18	10.00	0.08	1.57	1.65	(0.07)	—	(0.07)	(0.14)	11.51	16.60	358	0.65	(1)†	0.83	(1)†	23
01/31/19	11.51	0.08	(0.74)	(0.66)	(0.07)	—	(0.31)	(0.38)	10.47	(5.39)	2,665	0.65	(1)	0.79	(1)	25
01/31/20	10.47	0.10	0.99	1.09	—	—	(0.02)	(0.02)	11.54	10.42	10,248	0.65		0.90		13
07/31/20@	11.54	0.05	(0.81)	(0.76)	—	—	—	—	10.78	(6.59)	14,746	0.61	†	1.05	†	12

SA Morgan Stanley International Equities Portfolio — Class 1
01/31/16	9.51	0.12	(0.66)	(0.54)	(0.20)	—	—	(0.20)	8.77	(5.81)	240,105	0.90	(2)	1.30	(2)	27
01/31/17	8.77	0.16	0.26	0.42	(0.12)	—	—	(0.12)	9.07	4.73	303,787	0.89	(2)	1.80	(2)	33
01/31/18	9.07	0.14	2.24	2.38	(0.12)	—	—	(0.12)	11.33	26.39	419,078	0.87	(2)	1.37	(2)	33
01/31/19	11.33	0.21	(1.63)	(1.42)	(0.13)	—	(0.25)	(0.38)	9.53	(12.56)	320,376	0.89		2.04		29
01/31/20	9.53	0.20	0.95	1.15	(0.26)	—	(0.40)	(0.66)	10.02	12.19	315,398	0.89		1.93		20
07/31/20@	10.02	0.09	(0.29)	(0.20)	—	—	—	—	9.82	(2.00)	313,664	0.90	†	2.00	†	16

SA Morgan Stanley International Equities Portfolio — Class 2
01/31/16	9.46	0.16	(0.71)	(0.55)	(0.18)	—	—	(0.18)	8.73	(5.91)	12,593	1.06	(2)	1.68	(2)	27
01/31/17	8.73	0.17	0.23	0.40	(0.10)	—	—	(0.10)	9.03	4.55	10,917	1.04	(2)	1.87	(2)	33
01/31/18	9.03	0.14	2.22	2.36	(0.11)	—	—	(0.11)	11.28	26.20	11,974	1.02	(2)	1.35	(2)	33
01/31/19	11.28	0.19	(1.61)	(1.42)	(0.12)	—	(0.25)	(0.37)	9.49	(12.68)	9,073	1.04		1.87		29
01/31/20	9.49	0.18	0.96	1.14	(0.25)	—	(0.40)	(0.65)	9.98	12.04	9,014	1.04		1.76		20
07/31/20@	9.98	0.08	(0.29)	(0.21)	—	—	—	—	9.77	(2.10)	8,410	1.05	†	1.85	†	16

SA Morgan Stanley International Equities Portfolio — Class 3
01/31/16	9.44	0.15	(0.71)	(0.56)	(0.17)	—	—	(0.17)	8.71	(6.01)	145,583	1.16	(2)	1.55	(2)	27
01/31/17	8.71	0.15	0.24	0.39	(0.09)	—	—	(0.09)	9.01	4.47	148,419	1.14	(2)	1.69	(2)	33
01/31/18	9.01	0.13	2.21	2.34	(0.10)	—	—	(0.10)	11.25	26.05	159,607	1.12	(2)	1.25	(2)	33
01/31/19	11.25	0.18	(1.61)	(1.43)	(0.10)	—	(0.25)	(0.35)	9.47	(12.73)	128,582	1.14		1.75		29
01/31/20	9.47	0.16	0.97	1.13	(0.24)	—	(0.40)	(0.64)	9.96	11.97	130,870	1.14		1.65		20
07/31/20@	9.96	0.08	(0.29)	(0.21)	—	—	—	—	9.75	(2.11)	124,022	1.15	†	1.75	†	16

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense deductions.
†	Annualized
#	Commencement of operations.
@	Unaudited
(1)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/18†	01/19
SA Mid Cap Index Class 1	0.02%	(0.01)%
SA Mid Cap Index Class 3	0.19	(0.01)

(2)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

Portfolio	01/16	01/17	01/18
SA Morgan Stanley International Equities Class 1	0.01%	0.00%	0.00%
SA Morgan Stanley International Equities Class 2	0.01	0.00	0.00
SA Morgan Stanley International Equities Class 3	0.01	0.00	0.00

See Notes to Financial Statements

662

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover

SA Oppenheimer Main Street Large Cap Portfolio — Class 1
01/31/16	$18.55	$0.20	$0.03	$0.23	$(0.12)	$—	$(0.86)	$(0.98)	$17.80	1.05%	$225,320	0.80%		1.08%		52%
01/31/17	17.80	0.23	3.16	3.39	(0.15)	—	(0.63)	(0.78)	20.41	19.34	299,651	0.78		1.19		32
01/31/18	20.41	0.24	3.79	4.03	(0.23)	—	(0.54)	(0.77)	23.67	20.02	364,981	0.77		1.09		43
01/31/19	23.67	0.27	(1.17)	(0.90)	(0.26)	—	(1.41)	(1.67)	21.10	(4.03)	305,771	0.78		1.08		65
01/31/20	21.10	0.23	4.12	4.35	(0.29)	—	(2.60)	(2.89)	22.56	21.35	323,843	0.79		1.00		39
07/31/20@	22.56	0.11	(0.05)	0.06	—	—	—	—	22.62	0.27	322,873	0.79	†(2)	1.03	†(2)	30

SA Oppenheimer Main Street Large Cap Portfolio — Class 2
01/31/16	18.52	0.18	0.02	0.20	(0.08)	—	(0.86)	(0.94)	17.78	0.93	5,128	0.95		0.92		52
01/31/17	17.78	0.21	3.16	3.37	(0.12)	—	(0.63)	(0.75)	20.40	19.21	4,649	0.93		1.05		32
01/31/18	20.40	0.21	3.78	3.99	(0.19)	—	(0.54)	(0.73)	23.66	19.82	4,324	0.92		0.97		43
01/31/19	23.66	0.23	(1.17)	(0.94)	(0.22)	—	(1.41)	(1.63)	21.09	(4.21)	3,732	0.93		0.93		65
01/31/20	21.09	0.20	4.12	4.32	(0.25)	—	(2.60)	(2.85)	22.56	21.20	3,507	0.94		0.87		39
07/31/20@	22.56	0.09	(0.04)	0.05	—	—	—	—	22.61	0.22	3,442	0.94	†(2)	0.90	†(2)	30

SA Oppenheimer Main Street Large Cap Portfolio — Class 3
01/31/16	18.48	0.16	0.02	0.18	(0.07)	—	(0.86)	(0.93)	17.73	0.83	79,840	1.05		0.82		52
01/31/17	17.73	0.18	3.16	3.34	(0.11)	—	(0.63)	(0.74)	20.33	19.08	96,682	1.03		0.95		32
01/31/18	20.33	0.19	3.76	3.95	(0.18)	—	(0.54)	(0.72)	23.56	19.69	107,322	1.02		0.85		43
01/31/19	23.56	0.21	(1.16)	(0.95)	(0.20)	—	(1.41)	(1.61)	21.00	(4.26)	94,762	1.03		0.83		65
01/31/20	21.00	0.17	4.10	4.27	(0.23)	—	(2.60)	(2.83)	22.44	21.05	101,676	1.04		0.76		39
07/31/20@	22.44	0.08	(0.04)	0.04	—	—	—	—	22.48	0.18	102,084	1.04	†(2)	0.79	†(2)	30

SA PIMCO VCP Tactical Balanced Portfolio — Class 1
09/26/16#- 01/31/17	11.08	0.00	0.21	0.21	—	—	—	—	11.29	1.90	102	0.91	†	0.06	†	150
01/31/18	11.29	0.08	2.05	2.13	(0.03)	—	(0.60)	(0.63)	12.79	19.25	121	0.89		0.66		458
01/31/19	12.79	0.17	(0.92)	(0.75)	(0.38)	—	(1.74)	(2.12)	9.92	(6.13)	114	0.90		1.44		292
01/31/20	9.92	0.16	1.22	1.38	—	—	(0.06)	(0.06)	11.24	13.92	130	1.15	(3)	1.52		539
07/31/20@	11.24	0.02	0.10	0.12	—	—	—	—	11.36	1.07	131	0.99	†(2)	0.38	†(2)	395

SA PIMCO VCP Tactical Balanced Portfolio — Class 3
01/31/16	10.62	(0.04)	(0.49)	(0.53)	—	—	(0.00)	(0.00)	10.09	(4.97)	572,776	1.16	(1)	(0.42	)(1)	66
01/31/17	10.09	(0.01)	1.20	1.19	—	—	—	—	11.28	11.79	1,069,950	1.16	(1)	(0.12	)(1)	150
01/31/18	11.28	0.05	2.04	2.09	(0.02)	—	(0.60)	(0.62)	12.75	18.91	1,364,617	1.14	(1)	0.41	(1)	458
01/31/19	12.75	0.14	(0.91)	(0.77)	(0.35)	—	(1.74)	(2.09)	9.89	(6.30)	1,238,685	1.15		1.18		292
01/31/20	9.89	0.13	1.21	1.34	—	—	(0.06)	(0.06)	11.17	13.56	1,317,587	1.40	(3)	1.27		539
07/31/20@	11.17	0.01	0.10	0.11	—	—	—	—	11.28	0.98	1,265,749	1.24	†(2)	0.13	†(2)	395

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
#	Commencement of operations.
@	Unaudited
(1)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/16	01/17	01/18
SA PIMCO VCP Tactical Balanced Class 3	0.00%	(0.01)%	(0.00)

(2)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

Portfolio	07/20†@
SA Oppenheimer Main Street Large Cap Class 1 . . . . . . . . . . . . . . .. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	0.00%
SA Oppenheimer Main Street Large Cap Class 2 . . . . . . . . . . . . . . .. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	0.00
SA Oppenheimer Main Street Large Cap Class 3 . . . . . . . . . . . . . . .. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	0.00

(3)	Includes the effect of interest expenses paid related to reverse repurchase expenses paid (based on average net assets)

See Notes to Financial Statements

663

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover

SA PineBridge High-Yield Bond Portfolio — Class 1
01/31/16	$5.79	$0.35	$(0.72)	$(0.37)	$(0.31)	$—	$—	$(0.31)	$5.11	(6.69)%	$307,191	0.64%		6.13%		78%
01/31/17	5.11	0.37	0.76	1.13	(0.39)	—	—	(0.39)	5.85	22.47	294,382	0.64		6.67		108
01/31/18	5.85	0.35	0.13	0.48	(0.55)	—	—	(0.55)	5.78	8.30	188,572	0.65		5.75		99
01/31/19	5.78	0.33	(0.32)	0.01	(0.40)	—	—	(0.40)	5.39	0.14	172,043	0.67		5.91		74
01/31/20	5.39	0.33	0.20	0.53	(0.44)	—	—	(0.44)	5.48	9.96	132,092	0.68		5.80		71
07/31/20@	5.48	0.14	(0.09)	0.05	—	—	—	—	5.53	0.91	147,955	0.71	†	5.46	†	36

SA PineBridge High-Yield Bond Portfolio — Class 2
01/31/16	5.78	0.34	(0.72)	(0.38)	(0.30)	—	—	(0.30)	5.10	(6.89)	10,267	0.79		5.97		78
01/31/17	5.10	0.36	0.77	1.13	(0.38)	—	—	(0.38)	5.85	22.51	10,121	0.79		6.51		108
01/31/18	5.85	0.33	0.13	0.46	(0.54)	—	—	(0.54)	5.77	7.94	9,398	0.80		5.54		99
01/31/19	5.77	0.33	(0.33)	(0.00)	(0.39)	—	—	(0.39)	5.38	(0.05)	7,944	0.82		5.75		74
01/31/20	5.38	0.32	0.21	0.53	(0.43)	—	—	(0.43)	5.48	9.98	7,674	0.84		5.62		71
07/31/20@	5.48	0.14	(0.09)	0.05	—	—	—	—	5.53	0.91	6,954	0.86	†	5.31	†	36

SA PineBridge High-Yield Bond Portfolio — Class 3
01/31/16	5.75	0.33	(0.70)	(0.37)	(0.30)	—	—	(0.30)	5.08	(6.82)	191,653	0.89		5.88		78
01/31/17	5.08	0.36	0.74	1.10	(0.37)	—	—	(0.37)	5.81	22.08	184,479	0.88		6.42		108
01/31/18	5.81	0.32	0.15	0.47	(0.54)	—	—	(0.54)	5.74	8.05	179,644	0.90		5.45		99
01/31/19	5.74	0.32	(0.33)	(0.01)	(0.38)	—	—	(0.38)	5.35	(0.15)	153,660	0.92		5.65		74
01/31/20	5.35	0.31	0.20	0.51	(0.42)	—	—	(0.42)	5.44	9.74	149,856	0.94		5.52		71
07/31/20@	5.44	0.13	(0.08)	0.05	—	—	—	—	5.49	0.92	145,510	0.96	†	5.21	†	36

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited

See Notes to Financial Statements

664

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets(2)		Ratio of net investment income (loss) to average net assets(2)		Portfolio turnover

SA Putnam International Growth and Income Portfolio — Class 1
01/31/16	$9.52	$0.17	$(0.71)	$(0.54)	$(0.26)	$—	$—	$(0.26)	$8.72	(5.91)%	$192,684	0.94	%(1)	1.78	%(1)	31%
01/31/17	8.72	0.19	0.62	0.81	(0.17)	—	—	(0.17)	9.36	9.34	193,538	0.94	(1)	2.12	(1)	24
01/31/18	9.36	0.22	2.37	2.59	(0.16)	—	—	(0.16)	11.79	27.84	185,609	0.95	(1)	2.10	(1)	14
01/31/19	11.79	0.27	(2.27)	(2.00)	(0.34)	—	—	(0.34)	9.45	(17.07)	132,405	0.99	(1)	2.55	(1)	21
01/31/20	9.45	0.27	0.68	0.95	(0.26)	—	(0.44)	(0.70)	9.70	9.95	139,085	1.00	(1)	2.72	(1)	17
07/31/20@	9.70	0.11	(1.25)	(1.14)	—	—	—	—	8.56	(11.75)	138,077	1.02	†	2.71	†	8

SA Putnam International Growth and Income Portfolio — Class 2
01/31/16	9.55	0.17	(0.73)	(0.56)	(0.24)	—	—	(0.24)	8.75	(6.07)	5,928	1.08	(1)	1.70	(1)	31
01/31/17	8.75	0.18	0.63	0.81	(0.15)	—	—	(0.15)	9.41	9.34	5,764	1.09	(1)	1.98	(1)	24
01/31/18	9.41	0.21	2.37	2.58	(0.15)	—	—	(0.15)	11.84	27.50	6,383	1.10	(1)	1.99	(1)	14
01/31/19	11.84	0.26	(2.28)	(2.02)	(0.32)	—	—	(0.32)	9.50	(17.16)	4,517	1.14	(1)	2.43	(1)	21
01/31/20	9.50	0.26	0.67	0.93	(0.24)	—	(0.44)	(0.68)	9.75	9.70	4,361	1.15	(1)	2.61	(1)	17
07/31/20@	9.75	0.11	(1.25)	(1.14)	—	—	—	—	8.61	(11.69)	3,759	1.17	†	2.60	†	8

SA Putnam International Growth and Income Portfolio — Class 3
01/31/16	9.53	0.16	(0.73)	(0.57)	(0.23)	—	—	(0.23)	8.73	(6.18)	142,252	1.18	(1)	1.59	(1)	31
01/31/17	8.73	0.17	0.62	0.79	(0.14)	—	—	(0.14)	9.38	9.14	141,664	1.19	(1)	1.87	(1)	24
01/31/18	9.38	0.20	2.37	2.57	(0.14)	—	—	(0.14)	11.81	27.46	145,565	1.20	(1)	1.90	(1)	14
01/31/19	11.81	0.24	(2.27)	(2.03)	(0.30)	—	—	(0.30)	9.48	(17.22)	109,696	1.24	(1)	2.30	(1)	21
01/31/20	9.48	0.25	0.67	0.92	(0.23)	—	(0.44)	(0.67)	9.73	9.60	103,878	1.25	(1)	2.53	(1)	17
07/31/20@	9.73	0.10	(1.25)	(1.15)	—	—	—	—	8.58	(11.82)	93,969	1.27	†	2.46	†	8

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

Portfolio	01/16	01/17	01/18	01/19	01/20
SA Putnam International Growth and Income Class 1	0.00%	0.00%	0.00%	0.00%	0.00%
SA Putnam International Growth and Income Class 2	0.00	0.00	0.00	0.00	0.00
SA Putnam International Growth and Income Class 3	0.00	0.00	0.00	0.00	0.00

(2)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/16(1)	01/17(1)	01/18(1)	01/19(1)	01/20(1)	07/20†@
SA Putnam International Growth and Income Class 1	0.05%	0.05%	0.05%	0.05%	0.05%	0.05%
SA Putnam International Growth and Income Class 2	0.05	0.05	0.05	0.05	0.05	0.05
SA Putnam International Growth and Income Class 3	0.05	0.05	0.05	0.05	0.05	0.05

See Notes to Financial Statements

665

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**		Net Assets end of period (000’s)	Ratio of expenses to average net assets(1)		Ratio of net investment income to average net assets(1)		Portfolio turnover

SA Schroders VCP Global Allocation Portfolio — Class 1
09/26/16#- 01/31/17	$10.85	$0.03	$0.19	$0.22	$—	$—	$(0.16)	$(0.16)	$10.91	1.97%		$102	0.90	%†	0.82	%†	110%
01/31/18	10.91	0.15	1.57	1.72	—	—	(0.13)	(0.13)	12.50	15.82		118	0.90		1.31		108
01/31/19	12.50	0.23	(1.06)	(0.83)	(0.32)	—	(0.90)	(1.22)	10.45	(6.75	)(2)	183	0.90		2.07		85
01/31/20	10.45	0.22	1.17	1.39	(0.18)	—	(0.25)	(0.43)	11.41	13.28		175	0.90		1.96		104
07/31/20@	11.41	0.05	(0.69)	(0.64)	—	—	—	—	10.77	(5.61)		181	0.90	†	0.88	†	128

SA Schroders VCP Global Allocation Portfolio — Class 3
01/25/16#-01/31/16	10.00	(0.00)	0.15	0.15	—	—	—	—	10.15	1.50		12,374	1.15	†	(0.73	)†	0
01/31/17	10.15	0.05	0.86	0.91	—	—	(0.16)	(0.16)	10.90	8.95		407,509	1.15		0.46		110
01/31/18	10.90	0.12	1.56	1.68	—	—	(0.13)	(0.13)	12.45	15.46		625,739	1.15		1.08		108
01/31/19	12.45	0.20	(1.05)	(0.85)	(0.24)	—	(0.90)	(1.14)	10.46	(6.91	)(2)	578,418	1.15		1.75		85
01/31/20	10.46	0.19	1.18	1.37	(0.16)	—	(0.25)	(0.41)	11.42	13.00		635,330	1.15		1.71		104
07/31/20@	11.42	0.03	(0.69)	(0.66)	—	—	—	—	10.76	(5.78)		596,828	1.15	†	0.63	†	128

SA Small Cap Index Portfolio — Class 1
02/06/17#- 01/31/18	10.00	0.08	1.71	1.79	(0.07)	—	(0.07)	(0.14)	11.65	17.94		169,759	0.45	†	0.76	†	14
01/31/19	11.65	0.07	(0.60)	(0.53)	(0.08)	—	(0.41)	(0.49)	10.63	(4.19)		225,538	0.45		0.65		21
01/31/20	10.63	0.08	0.83	0.91	—	—	—	—	11.54	8.56		219,182	0.45		0.75		25
07/31/20@	11.54	0.05	(0.96)	(0.91)	—	—	—	—	10.63	(7.89)		210,121	0.45	†	0.93	†	17

SA Small Cap Index Portfolio — Class 3
02/06/17#- 01/31/18	10.00	0.04	1.72	1.76	(0.05)	—	(0.07)	(0.12)	11.64	17.61		335	0.70	†	0.40	†	14
01/31/19	11.64	0.05	(0.61)	(0.56)	(0.05)	—	(0.41)	(0.46)	10.62	(4.44)		2,705	0.70		0.41		21
01/31/20	10.62	0.05	0.83	0.88	—	—	—	—	11.50	8.29		9,217	0.70		0.49		25
07/31/20@	11.50	0.03	(0.94)	(0.91)	—	—	—	—	10.59	(7.91)		12,108	0.70	†	0.66	†	17

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
#	Commencement of operations.
@	Unaudited
(1)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/16		01/17		01/18		01/19	01/20	07/20†@
SA Schroders VCP Global Index Allocation Class 1	—%		0.04	%†	0.00%		0.01%	(0.01)%	0.06%
SA Schroders VCP Global Index Allocation Class 3	10.95	+	0.09		0.00		0.00	(0.01)	0.06
SA Small Cap Index Class 1	—		—		0.11	†	0.01	0.04	0.00
SA Small Cap Index Class 3	—		—		0.25	†	0.00	0.06	0.00
(2)	The Portfolio’s performance figure was increased by less than 0.01% from reimbursement of losses on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

666

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**		Net Assets end of period (000’s)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover

SA T. Rowe Price Asset Allocation Growth Portfolio — Class 1
10/06/17#- 01/31/18	$10.00	$0.02	$0.73	$0.75	$(0.03)	$—	$—	$(0.03)	$10.72	7.56%		$111	0.81	%†(1)	0.69	%†(1)	13%
01/31/19	10.72	0.16	(0.48)	(0.32)	(0.12)	—	(0.04)	(0.16)	10.24	(2.93	)(3)	185	0.81	(1)	1.60	(1)	38
01/31/20	10.24	0.14	1.55	1.69	(0.12)	—	(0.08)	(0.20)	11.73	16.49		318	0.81	(1)	1.32	(1)	41
07/31/20@	11.73	0.06	0.24	0.30	—	—	—	—	12.03	2.56		370	0.81	†(1)	1.19	†(1)	25

SA T. Rowe Price Asset Allocation Growth Portfolio — Class 3
10/06/17#- 01/31/18	10.00	0.01	0.74	0.75	(0.03)	—	—	(0.03)	10.72	7.51		20,758	1.06	†(1)	0.44	†(1)	13
01/31/19	10.72	0.12	(0.47)	(0.35)	(0.07)	—	(0.04)	(0.11)	10.26	(3.20	)(3)	119,468	1.06	(1)	1.28	(1)	38
01/31/20	10.26	0.12	1.55	1.67	(0.10)	—	(0.08)	(0.18)	11.75	16.24		242,874	1.06	(1)	1.06	(1)	41
07/31/20@	11.75	0.05	0.23	0.28	—	—	—	—	12.03	2.38		242,874	1.06	†(1)	0.94	†(1)	25

SA T. Rowe Price VCP Balanced Portfolio — Class 1
09/26/16#- 01/31/17	10.68	0.03	0.25	0.28	(0.04)	—	—	(0.04)	10.92	2.65		103	0.90	†(1)	0.82	†(1)	45
01/31/18	10.92	0.15	2.25	2.40	(0.01)	—	(0.04)	(0.05)	13.27	22.00		125	0.88	(1)(2)	1.24	(1)(2)	50
01/31/19	13.27	0.22	(0.95)	(0.73)	(0.34)	(0.03)	(0.85)	(1.22)	11.32	(5.37)		184	0.82		1.79		56
01/31/20	11.32	0.21	1.49	1.70	(0.20)	—	(0.39)	(0.59)	12.43	15.03		89	0.81		1.70		54
07/31/20@	12.43	0.08	(0.11)	(0.03)	—	—	—	—	12.40	(0.24)		88	0.81	†	1.40	†	45

SA T. Rowe Price VCP Balanced Portfolio — Class 3
01/25/16#- 01/31/16	10.00	0.00	0.08	0.08	—	—	—	—	10.08	0.80		13,572	1.15	†(1)	(0.09	)†(1)	1
01/31/17	10.08	0.07	0.80	0.87	(0.04)	—	—	(0.04)	10.91	8.62		686,255	1.15	(1)	0.67	(1)	45
01/31/18	10.91	0.11	2.25	2.36	(0.00)	—	(0.04)	(0.04)	13.23	21.69		1,268,730	1.12	(1)(2)	0.96	(1)(2)	50
01/31/19	13.23	0.19	(0.93)	(0.74)	(0.27)	(0.03)	(0.85)	(1.15)	11.34	(5.55)		1,382,587	1.07		1.54		56
01/31/20	11.34	0.17	1.49	1.66	(0.17)	—	(0.39)	(0.56)	12.44	14.68		1,619,324	1.06		1.41		54
07/31/20@	12.44	0.07	(0.12)	(0.05)	—	—	—	—	12.39	(0.40)		1,610,688	1.06	†	1.15	†	45

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
#	Commencement of operations.
@	Unaudited
(1)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/16		01/17		01/18		01/19	01/20	07/20†@
SA T. Rowe Price Asset Allocation Growth Class 1	—%		—%		2.32	%†	0.49%	0.14%	0.04%
SA T. Rowe Price Asset Allocation Growth Class 3	—		—		2.36	†	0.46	0.14	0.05
SA T. Rowe Price VCP Balanced Class 1	—		0.02	†	(0.05)		—	—	—
SA T. Rowe Price VCP Balanced Class 3	14.50	†	0.12		(0.04)		—	—	—

(2)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

Portfolio	01/18(1)
SA T. Rowe Price VCP Balanced Class 1	0.00%
SA T. Rowe Price VCP Balanced Class 3	0.00

(3)	The Portfolio’s performance figure was increased by less than 0.01% from reimbursement of losses on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

667

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets(1)		Ratio of net investment income (loss) to average net assets(1)		Portfolio turnover

SA Templeton Foreign Value Portfolio — Class 1
01/31/16	$15.68	$0.27	$(1.95)	$(1.68)	$(0.35)	$—	$—	$(0.35)	$13.65	(11.01)%	$613,167	0.83%		1.73%		18%
01/31/17	13.65	0.36	1.45	1.81	(0.28)	—	(0.28)	(0.56)	14.90	13.53	540,797	0.83		2.54		19
01/31/18	14.90	0.30	2.98	3.28	(0.45)	—	—	(0.45)	17.73	22.20	514,253	0.83		1.86		16
01/31/19	17.73	0.38	(2.91)	(2.53)	(0.77)	(0.01)	(0.35)	(1.13)	14.07	(14.07)	301,985	0.85		2.34		28
01/31/20	14.07	0.35	(0.25)	0.10	(0.02)	—	—	(0.02)	14.15	0.68	284,337	0.86		2.50		36
07/31/20@	14.15	0.20	(1.78)	(1.58)	—	—	—	—	12.57	(11.17)	266,979	0.88	†	3.22	†	34

SA Templeton Foreign Value Portfolio — Class 2
01/31/16	15.66	0.27	(1.97)	(1.70)	(0.32)	—	—	(0.32)	13.64	(11.13)	14,146	0.98		1.69		18
01/31/17	13.64	0.32	1.46	1.78	(0.25)	—	(0.28)	(0.53)	14.89	13.31	13,310	0.98		2.25		19
01/31/18	14.89	0.28	2.98	3.26	(0.42)	—	—	(0.42)	17.73	22.10	13,992	0.98		1.73		16
01/31/19	17.73	0.33	(2.89)	(2.56)	(0.72)	(0.01)	(0.35)	(1.08)	14.09	(14.25)	10,869	1.00		2.06		28
01/31/20	14.09	0.33	(0.25)	0.08	(0.01)	—	—	(0.01)	14.16	0.59	9,769	1.01		2.39		36
07/31/20@	14.16	0.19	(1.79)	(1.60)	—	—	—	—	12.56	(11.30)	8,526	1.03	†	3.03	†	34

SA Templeton Foreign Value Portfolio — Class 3
01/31/16	15.63	0.25	(1.98)	(1.73)	(0.30)	—	—	(0.30)	13.60	(11.29)	506,615	1.08		1.56		18
01/31/17	13.60	0.29	1.48	1.77	(0.24)	—	(0.28)	(0.52)	14.85	13.26	545,963	1.08		2.09		19
01/31/18	14.85	0.27	2.97	3.24	(0.41)	—	—	(0.41)	17.68	21.98	568,413	1.08		1.64		16
01/31/19	17.68	0.31	(2.87)	(2.56)	(0.69)	(0.01)	(0.35)	(1.05)	14.07	(14.30)	460,526	1.10		1.94		28
01/31/20	14.07	0.32	(0.26)	0.06	(0.01)	—	—	(0.01)	14.12	0.44	425,811	1.11		2.26		36
07/31/20@	14.12	0.17	(1.77)	(1.60)	—	—	—	—	12.52	(11.33)	394,274	1.13	†	2.90	†	34

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

Portfolio	01/16	01/17	01/18	01/19	01/20	07/20†@
SA Templeton Foreign Value Class 1	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
SA Templeton Foreign Value Class 2	0.00	0.00	0.00	0.00	0.00	0.00
SA Templeton Foreign Value Class 3	0.00	0.00	0.00	0.00	0.00	0.00

See Notes to Financial Statements

668

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover

SA VCP Dynamic Allocation Portfolio — Class 1
09/26/16#- 01/31/17	$12.20	$0.13	$0.11	$0.24	$—	$—	$—	$—	$12.44	1.97%	$102	0.21	%†(1)	3.16	%†(1)	20%
01/31/18	12.44	0.27	2.63	2.90	(0.16)	—	(0.29)	(0.45)	14.89	23.63	162	0.21	(1)	1.97	(1)	18
01/31/19	14.89	0.40	(1.26)	(0.86)	(0.58)	—	(1.58)	(2.16)	11.87	(5.68)	196	0.22	(1)	2.95	(1)	18
01/31/20	11.87	0.18	1.57	1.75	—	—	(0.50)	(0.50)	13.12	14.92	220	0.22	%(1)	1.41	(1)	12
07/31/20@	13.12	0.01	0.55	0.56	—	—	—	—	13.68	4.27	225	0.22	%†(1)	0.12	†(1)	11

SA VCP Dynamic Allocation Portfolio — Class 3
01/31/16	12.64	0.13	(1.13)	(1.00)	(0.12)	—	(0.10)	(0.22)	11.42	(7.99)	10,695,122	0.47		1.03		10
01/31/17	11.42	0.12	1.07	1.19	(0.18)	—	—	(0.18)	12.43	10.43	11,332,141	0.47	(1)	1.01	(1)	20
01/31/18	12.43	0.16	2.70	2.86	(0.15)	—	(0.29)	(0.44)	14.85	23.30	13,064,674	0.46	(1)	1.17	(1)	18
01/31/19	14.85	0.21	(1.09)	(0.88)	(0.49)	—	(1.58)	(2.07)	11.90	(5.87)	11,353,807	0.47	(1)	1.56	(1)	18
01/31/20	11.90	0.13	1.58	1.71	—	—	(0.50)	(0.50)	13.11	14.55	11,697,671	0.47	%(1)	1.05	(1)	12
07/31/20@	13.11	(0.01)	0.56	0.55	—	—	—	—	13.66	4.20	11,469,970	0.47	%†(1)	(0.13	)†(1)	11

SA VCP Dynamic Strategy Portfolio — Class 1
09/26/16#- 01/31/17	12.22	0.10	0.21	0.31	—	—	—	—	12.53	2.54	103	0.22	†(1)	2.32	†(1)	14
01/31/18	12.53	0.28	2.43	2.71	(0.16)	—	(0.28)	(0.44)	14.80	21.90	160	0.22	(1)	2.04	(1)	20
01/31/19	14.80	0.27	(1.16)	(0.89)	(0.61)	—	(1.27)	(1.88)	12.03	(5.98)	196	0.23	(1)	2.00	(1)	18
01/31/20	12.03	0.17	1.46	1.63	—	—	(0.43)	(0.43)	13.23	13.65	219	0.23	%(1)	1.35	%(1)	13
07/31/20@	13.23	0.01	0.26	0.27	—	—	—	—	13.50	2.04	224	0.24	%†(1)	0.09	%†(1)	13

SA VCP Dynamic Strategy Portfolio — Class 3
01/31/16	12.54	0.12	(1.06)	(0.94)	(0.09)	—	(0.01)	(0.10)	11.50	(7.49)	5,866,925	0.48		0.99		12
01/31/17	11.50	0.12	1.06	1.18	(0.17)	—	—	(0.17)	12.51	10.32	6,148,291	0.47	(1)	0.98	(1)	14
01/31/18	12.51	0.16	2.52	2.68	(0.15)	—	(0.28)	(0.43)	14.76	21.67	6,971,863	0.47	(1)	1.15	(1)	20
01/31/19	14.76	0.20	(1.11)	(0.91)	(0.51)	—	(1.27)	(1.78)	12.07	(6.11)	5,999,288	0.48	(1)	1.48	(1)	18
01/31/20	12.07	0.12	1.47	1.59	—	—	(0.43)	(0.43)	13.23	13.27	6,121,428	0.48	%(1)	0.96	%(1)	13
07/31/20@	13.23	(0.01)	0.27	0.26	—	—	—	—	13.49	1.97	5,933,927	0.49	%†(1)	(0.16	)%†(1)	13

SA VCP Index Allocation Portfolio — Class 1
10/06/17#- 01/31/2018	10.00	0.03	0.91	0.94	(0.04)	—	(0.01)	(0.05)	10.89	9.46	109	0.28	†(1)	0.79	†(1)	2
01/31/19	10.89	0.23	(0.92)	(0.69)	(0.31)	—	(0.02)	(0.33)	9.87	(6.12)	103	0.28	(1)	2.21	(1)	20
01/31/20	9.87	0.02	1.49	1.51	(0.03)	—	(0.07)	(0.10)	11.28	15.25	118	0.28	(1)	0.17	(1)	13
07/31/20@	11.28	(0.01)	(0.05)	(0.06)	—	—	—	—	11.22	(0.53)	118	0.27	%†(1)	(0.18	)%†(1)	14

SA VCP Index Allocation Portfolio — Class 3
10/06/17#- 01/31/2018	10.00	0.02	0.91	0.93	(0.03)	—	(0.01)	(0.04)	10.89	9.40	24,048	0.53	†(1)	0.78	†(1)	2
01/31/19	10.89	0.37	(1.08)	(0.71)	(0.26)	—	(0.02)	(0.28)	9.90	(6.32)	226,269	0.53	(1)	3.90	(1)	20
01/31/20	9.90	(0.01)	1.50	1.49	(0.01)	—	(0.07)	(0.08)	11.31	14.97	386,386	0.53	(1)	(0.08	)(1)	13
07/31/20@	11.31	(0.02)	(0.06)	(0.08)	—	—	—	—	11.23	(0.71)	422,444	0.52	%†(1)	(0.43	)%†(1)	14

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
#	Commencement of operations.
@	Unaudited
(1)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/17		01/18		01/19	01/20	07/20†@
SA VCP Dynamic Allocation Class 1	0.01	%†	0.01%		0.01%	0.01%	0.01%
SA VCP Dynamic Allocation Class 3	0.00		0.01		0.01	0.01	0.01
SA VCP Dynamic Strategy Class 1	0.01	+	0.01		0.01	0.00	0.00
SA VCP Dynamic Strategy Class 3	0.01		0.01		0.01	0.00	0.00
SA VCP Index Allocation Class 1	—		2.25	†	0.10	(0.02)	(0.02)
SA VCP Index Allocation Class 3	—		1.81	†	0.03	(0.02)	(0.02)

See Notes to Financial Statements

669

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets(1)		Ratio of net investment income (loss) to average net assets(1)	Portfolio turnover

SA WellsCap Aggressive Growth Portfolio — Class 1
01/31/16	$15.97	$(0.07)	$(1.38)	$(1.45)	$—	$—	$—	$—	$14.52	(9.08)%	$105,081	0.80%		(0.45)%	89%
01/31/17	14.52	(0.04)	3.41	3.37	—	—	—	—	17.89	23.21	63,155	0.83		(0.25)	75
01/31/18	17.89	(0.09)	5.89	5.80	—	—	—	—	23.69	32.42	75,184	0.84		(0.44)	73
01/31/19	23.69	(0.09)	(0.15)	(0.24)	—	—	(3.34)	(3.34)	20.11	(1.16)	83,558	0.83		(0.42)	72
01/31/20	20.11	(0.13)	5.56	5.43	—	—	(1.45)	(1.45)	24.09	27.61	96,353	0.84		(0.58)	65
07/31/20@	24.09	(0.07)	4.23	4.16	—	—	—	—	28.25	17.27	109,577	0.83	†	(0.58)†	34

SA WellsCap Aggressive Growth Portfolio — Class 2
01/31/16	15.78	(0.10)	(1.35)	(1.45)	—	—	—	—	14.33	(9.19)	2,918	0.95		(0.60)	89
01/31/17	14.33	(0.06)	3.35	3.29	—	—	—	—	17.62	22.96	2,970	0.98		(0.43)	75
01/31/18	17.62	(0.12)	5.81	5.69	—	—	—	—	23.31	32.29	3,313	0.99		(0.59)	73
01/31/19	23.31	(0.13)	(0.15)	(0.28)	—	—	(3.34)	(3.34)	19.69	(1.36)	2,953	0.98		(0.58)	72
01/31/20	19.69	(0.16)	5.44	5.28	—	—	(1.45)	(1.45)	23.52	27.44	3,180	0.99		(0.73)	65
07/31/20@	23.52	(0.08)	4.12	4.04	—	—	—	—	27.56	17.18	3,542	0.98	†	(0.73)†	34

SA WellsCap Aggressive Growth Portfolio — Class 3
01/31/16	15.62	(0.11)	(1.34)	(1.45)	—	—	—	—	14.17	(9.28)	24,872	1.04		(0.69)	89
01/31/17	14.17	(0.08)	3.32	3.24	—	—	—	—	17.41	22.87	26,485	1.08		(0.53)	75
01/31/18	17.41	(0.14)	5.73	5.59	—	—	—	—	23.00	32.11	31,441	1.09		(0.69)	73
01/31/19	23.00	(0.15)	(0.14)	(0.29)	—	—	(3.34)	(3.34)	19.37	(1.43)	27,979	1.08		(0.67)	72
01/31/20	19.37	(0.18)	5.35	5.17	—	—	(1.45)	(1.45)	23.09	27.32	38,514	1.09		(0.83)	65
07/31/20@	23.09	(0.09)	4.04	3.95	—	—	—	—	27.04	17.11	46,498	1.08	†	(0.83)†	34

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

Portfolio	1/16	1/17	1/18	1/19	1/20	07/20†@
SA WellsCap Aggressive Growth Class 1	0.01%	0.02%	0.00%	0.01%	0.00%	0.00%
SA WellsCap Aggressive Growth Class 2	0.01	0.02	0.00	0.01	0.00	0.00
SA WellsCap Aggressive Growth Class 3	0.01	0.02	0.00	0.01	0.00	0.00

See Notes to Financial Statements

670

SUNAMERICA SERIES TRUST

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM — (unaudited)

Pursuant to Rule 22e-4 under the 1940 Act, the Portfolios have adopted a liquidity risk management program. SunAmerica Asset Management, LLC (the “Adviser” or “SunAmerica”), the investment adviser to the Trust, has been designated by the Board to administer the Portfolios’ liquidity risk management program (the “Program”). The Adviser has appointed a Liquidity Risk Management Committee (the “Committee”) comprised of certain officers as well as certain personnel of the Adviser. The Committee is subject to the oversight of the Adviser. The Adviser and the Committee are referred to collectively herein as the “Program Administrator.” The Program is designed to assess, manage and periodically review each Portfolio’s liquidity risk, based on factors specific to the circumstances of each Portfolio. “Liquidity risk” means the risk that a Portfolio could not meet requests to redeem shares issued by the Portfolio without significant dilution of remaining investors’ interests in the Portfolio. During the period, the Program Administrator provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation.

During the period covered by the liquidity Program report to the Board, the Program supported each Portfolio’s ability to honor redemption requests timely and the Adviser’s management of each Portfolio’s liquidity profile, including during periods of market volatility and net redemptions. The Program Administrator reported that it has reviewed the Program and believes that the Program is reasonably designed to assess and manage the liquidity risk of each Portfolio, that the Program has been effectively implemented to monitor and respond to liquidity developments (where necessary) and is operating effectively, and that the Program addresses potential liquidity risks in connection with the management of the Portfolios. Furthermore, the Program Administrator reported that each Portfolio operated as a “Primarily Highly Liquid Fund” during the review period, and therefore, did not have to comply with the Highly Liquid Investment Minimum requirements. Finally, the Program Administrator reported that each Portfolio had no breaches of the limit on illiquid investments, and therefore, no Board notification or regulatory filings were required.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Portfolio’s prospectus for more information regarding the Portfolio’s exposure to liquidity risk and other principal risks to which an investment in the Portfolio may be subject.

671

SUNAMERICA SERIES TRUST

SUPPLEMENTS TO THE PROSPECTUS

July 31, 2020 (unaudited)

Filed Pursuant to Rules 497(k) and 497(e)

Registration No. 033-52742

SunAmerica Series Trust

SA Columbia Technology Portfolio

Supplement dated June 11, 2020,

to the Summary Prospectus and Prospectus, each dated

May 1, 2020, as amended and supplemented to date

Effective immediately, the following changes are made:

The last paragraph of the subsection entitled “Principal Investment Strategies of the Portfolio” is deleted in its entirety and replaced with the following:

In evaluating whether to sell a security, the subadviser considers, among other factors, whether in its view:

•	Its target price has been reached;

•	Its earnings are disappointing;

•	Its revenue growth has slowed;

•	Its underlying fundamentals have deteriorated; or

•	If the subadviser believes that negative country or regional factors may affect a company’s outlook.

The subsection entitled “Principal Risks of Investing in the Portfolio – Non-Diversification Risk” is deleted in its entirety.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SCSP-86703T-CT1.1 (06/20)

672

SUNAMERICA SERIES TRUST

SUPPLEMENTS TO THE PROSPECTUS

July 31, 2020 (unaudited) — (continued)

Filed under Rule 497(k)

Registration No. 033-52742

SunAmerica Series Trust

SA Legg Mason BW Large Cap Value Portfolio

(the “Portfolio”)

Supplement dated June 23, 2020,

to the Summary Prospectus dated May 1, 2020,

as supplemented and amended to date

Brandywine Global Investment Management, LLC (“Brandywine”), a wholly-owned subsidiary of Legg Mason, Inc. (“Legg Mason”), currently serves as subadviser to the Portfolio. During the third quarter of 2020 (the “Effective Date”), Franklin Resources, Inc. (“Franklin”) is expected to acquire Legg Mason (the “Transaction”).

The change in control of Legg Mason resulting from the Transaction will constitute an

“assignment” of the subadvisory agreement between SunAmerica Asset Management, LLC (“SunAmerica”) and Brandywine with respect to the Portfolio (the “Prior Subadvisory Agreement”), as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”). In accordance with the 1940 Act, and pursuant to the terms of the Prior Subadvisory Agreement, the Prior Subadvisory Agreement will terminate upon its assignment. Generally, an assignment triggers a requirement to obtain shareholder approval of a new subadvisory agreement; however, pursuant to the terms of an exemptive order granted by the Securities and Exchange Commission, SunAmerica is permitted, under certain conditions and subject to board approval, to enter into new subadvisory agreements with unaffiliated subadvisers without obtaining shareholder approval.

At an in-person meeting held on June 17, 2020, the Board of Trustees of SunAmerica Series Trust approved a new subadvisory agreement between SunAmerica and Brandywine (the “New Subadvisory Agreement”) with respect to the Portfolio, which will become effective on the Effective Date. No changes to the portfolio management team or other key personnel who provide services to the Portfolio are anticipated as a result of the Transaction. The level and scope of services to be rendered by Brandywine and the fees payable by SunAmerica to Brandywine under the New Subadvisory Agreement will also remain the same.

Shareholders of record as of the close of business on the Effective Date will receive a notice that explains how to access an Information Statement, which will include more information about the Transaction and the New Subadvisory Agreement.

Capitalized terms used but not defined herein shall have the meanings assigned to them by the Summary Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SCSP-86703T-LMB1 (6/20)

673

SUNAMERICA SERIES TRUST

SUPPLEMENTS TO THE PROSPECTUS

July 31, 2020 (unaudited) — (continued)

Filed under Rule 497(k)

Registration No. 033-52742

SunAmerica Series Trust

SA Legg Mason Tactical Opportunities Portfolio

(the “Portfolio”)

Supplement dated June 23, 2020,

to the Summary Prospectus dated May 1, 2020,

as supplemented and amended to date

QS Investors, LLC (“QS Investors”), an indirect wholly-owned subsidiary of Legg Mason, Inc. (“Legg Mason”), currently serves as subadviser to the Portfolio. Each of Brandywine Global Investment Management, LLC (“Brandywine”), ClearBridge Investments, LLC (“ClearBridge”) and Western Asset Management Company (“Western Asset”) currently serves as a sub-subadviser to the Portfolio. During the third quarter of 2020 (the “Effective Date”), Franklin Resources, Inc. (“Franklin”) is expected to acquire Legg Mason (the “Transaction”).

The change in control of Legg Mason resulting from the Transaction will constitute an “assignment” of the subadvisory agreement between SunAmerica Asset Management, LLC (“SunAmerica”) and QS Investors with respect to the Portfolio (the “Prior Subadvisory Agreement”), as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”). In accordance with the 1940 Act, and pursuant to the terms of the Prior Subadvisory Agreement, the Prior Subadvisory Agreement will terminate upon its assignment. In addition, pursuant to the terms of the sub-subadvisory agreements between QS Investors and each of Brandywine, ClearBridge and Western Asset with respect to the Portfolio (the “Prior Sub-Subadvisory Agreements”), the Prior Sub-Subadvisory Agreements will terminate upon the termination of the Prior Subadvisory Agreement. Generally, an assignment triggers a requirement to obtain shareholder approval of a new subadvisory agreement; however, pursuant to the terms of an exemptive order granted by the Securities and Exchange Commission, SunAmerica is permitted, under certain conditions and subject to board approval, to enter into new subadvisory agreements with unaffiliated subadvisers without obtaining shareholder approval.

At an in-person meeting held on June 17, 2020, the Board of Trustees of SunAmerica Series Trust approved a new subadvisory agreement between SunAmerica and QS Investors (the “New Subadvisory Agreement”) and new sub-subadvisory agreements between QS Investors and each of Brandywine, ClearBridge and Western Asset (the “New Sub-Subadvisory Agreements”) with respect to the Portfolio, each of which will become effective on the Effective Date. No changes to the portfolio management teams or other key personnel who provide services to the Portfolio are anticipated as a result of the Transaction. The level and scope of services to be rendered by QS Investors, Brandywine, ClearBridge and Western Asset and the fees payable by SunAmerica to QS Investors under the New Subadvisory Agreement will also remain the same.

Shareholders of record as of the close of business on the Effective Date will receive a notice that explains how to access an Information Statement, which will include more information about the Transaction, the New Subadvisory Agreement and the New Sub-Subadvisory Agreements.

Capitalized terms used but not defined herein shall have the meanings assigned to them by the Summary Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SCSP-86704C-LMT1.1 (6/20)

674

SUNAMERICA SERIES TRUST

VOTING PROXIES ON TRUST PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Trust’s portfolios which is available in the Trust’s Statement of Additional Information, may be obtained without charge upon request, by calling (800) 445-SUN2. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

PROXY VOTING RECORD ON TRUST PORTFOLIO SECURITIES

Information regarding how SunAmerica Series Trust Portfolios voted proxies related to securities held in SunAmerica Series Trust Portfolios during the most recent twelve month period ended June 30 is available, once filed with the U.S. Securities and Exchange Commission, without charge, upon request, by calling (800) 445-SUN2 or on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

DISCLOSURE OF QUARTERLY PORTFOLIO HOLDINGS

The Trust is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. The Trust’s Forms N-PORT are available on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

This report is submitted solely for the general information of shareholders of the Trust. Distribution of this report to persons other than shareholders of the Trust is authorized only in connection with a currently effective prospectus, setting forth details of the Trust, which must precede or accompany this report.

The accompanying report has not been audited by independent accountants and accordingly no opinions have been expressed thereon.

675

Item 2.    Code of Ethics.

Not applicable.

Item 3.    Audit Committee Financial Expert.

Not applicable.

Item 4.    Principal Accountant Fees and Services.

Not applicable.

Item 5.    Audit Committee of Listed Registrants.

Not applicable.

Item 6.    Investments.

Included in Item 1 to the Form.

Item 7.    Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.     Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.    Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407)(as required by 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item 10.

Item 11.  Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the most recent fiscal half year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.    Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

  Not applicable.

Item 13.    Exhibits.

(a)	(1) Not applicable.

(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(3) Not applicable.

(4) Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Series Trust

By:	/s/ John T. Genoy
John T. Genoy
President

Date: October 8, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date: October 8, 2020

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date: October 8, 2020